Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 226.1%
COMMON STOCKS - 154.9%
Australia - 6 .3%
AGL Energy Ltd. (2)(a) 148,330 868,432
ANZ Group Holdings Ltd. (2)(a) 56,280 1,235,827
Aristocrat Leisure Ltd. (2)(a) 35,549 1,645,687
ASX Ltd. (2)(a) 1 39
Atlas Arteria Ltd. (2)(a) 3,780 12,275
Aurizon Holdings Ltd. (2)(a) 393,055 828,967
BHP Group Ltd. (2)(a) 44,696 1,248,593
BlueScope Steel Ltd. (2)(a) 66,563 999,835
Brambles Ltd. (2)(a) 43,328 710,911
Computershare Ltd. (2)(a) 3,599 86,469
Domino's Pizza Enterprises Ltd. (2)
(a) 2,049 18,258
Dyno Nobel Ltd. (2)(a) 169,223 346,696
Evolution Mining Ltd. (2)(a) 38,795 276,552
Fortescue Ltd. (2)(a) 38,655 478,721
Harvey Norman Holdings Ltd. (2)(a) 87,053 424,640
JB Hi-Fi Ltd. (2)(a) 20,240 1,553,375
Lendlease Corp. Ltd. (2)(a) 104,183 378,588
Medibank Pvt Ltd. (2)(a) 101,346 322,868
Northern Star Resources Ltd. (2)(a) 24,086 376,111
Orica Ltd. (2)(a) 19,646 274,370
Origin Energy Ltd. (2)(a) 39,206 323,547
Pro Medicus Ltd. (2)(a) 11,011 2,241,793
QBE Insurance Group Ltd. (2)(a) 71,399 971,616
Qube Holdings Ltd. (2)(a) 152,198 413,375
REA Group Ltd. (2)(a) 2,929 447,897
Reece Ltd. (2) 2,354 17,578
Santos Ltd. (2)(a) 19,837 88,093
Suncorp Group Ltd. (2)(a) 49,644 665,612
Technology One Ltd. (2)(a) 16,712 425,461
Telstra Group Ltd. (2)(a) 187,749 598,567
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 3,902 99,348
Wesfarmers Ltd. (2)(a) 24,234 1,474,235
Westpac Banking Corp. (2)(a) 43,125 1,111,109
Worley Ltd. (2) 60,793 564,765
Yancoal Australia Ltd. (2)(a) 110,911 389,210
21,919,420
Austria - 0 .0% †
Mondi plc (2)(a) 2 28
Belgium - 0 .8%
Ageas SA/NV (2) 18,617 1,291,206
KBC Group NV (2)(a) 2,492 298,639
Liberty Global Ltd., Class A *(a) 49,897 571,820
Solvay SA (2)(a) 7,593 241,778
Umicore SA (2)(a) 25,111 448,385
2,851,828
Brazil - 0 .1%
Yara International ASA (2)(a) 11,856 434,570
Canada - 7 .6%
Agnico Eagle Mines Ltd. (a) 2,241 377,445
AltaGas Ltd. (a) 23,567 726,128
ARC Resources Ltd. (a) 24,089 439,304
Atco Ltd., Class I (a) 5,512 199,536
INVESTMENTS SHARES VALUE ($)
Canada - 7.6% (continued)
Bank of Nova Scotia (The) (a) 25,161 1,626,959
Barrick Mining Corp. (a) 5,233 171,876
Bombardier, Inc., Class B *(a) 1,510 211,608
Brookfield Renewable Corp. (a) 1,417 48,781
Canadian Imperial Bank of
Commerce (a) 17,351 1,386,509
Canadian Tire Corp. Ltd., Class A (a) 7,816 930,428
Capital Power Corp. (a) 17,796 835,646
CCL Industries, Inc., Class B (a) 6,191 348,942
Cenovus Energy, Inc. (a) 31,015 526,611
CGI, Inc. (a) 2,207 196,580
Descartes Systems Group, Inc.
(The) *(a) 821 77,304
Emera, Inc. (a) 6,086 291,990
Empire Co. Ltd., Class A (a) 23,941 859,275
Fairfax Financial Holdings Ltd. (a) 1,051 1,838,740
Finning International, Inc. 14,440 670,795
Fortis, Inc. (a) 6,136 311,231
George Weston Ltd. (a) 5,937 362,141
Hydro One Ltd. (a)(b) 7,323 261,254
iA Financial Corp., Inc. (a) 7,232 822,246
IGM Financial, Inc. (a) 10,003 364,124
Imperial Oil Ltd. (a) 8,317 754,130
Kinross Gold Corp. (a) 53,178 1,319,802
Loblaw Cos. Ltd. (a) 7,612 294,427
Lundin Gold, Inc. (a) 8,770 568,219
Magna International, Inc. (a) 22,882 1,084,170
Manulife Financial Corp. (a) 65,292 2,034,246
MEG Energy Corp. (a) 14,031 283,100
Northland Power, Inc. (a) 14,371 240,601
Onex Corp. (a) 3,536 313,761
Open Text Corp. (a) 36,256 1,355,204
Quebecor, Inc., Class B (a) 8,459 266,346
Saputo, Inc. (a) 9,949 241,630
Stantec, Inc. (a) 3,864 416,719
Sun Life Financial, Inc. (a) 9,822 589,800
Suncor Energy, Inc. (a) 14,554 609,057
TFI International, Inc. (a) 3,445 303,186
TMX Group Ltd. (a) 7,350 281,177
Toronto-Dominion Bank (The) (a) 3,811 304,727
Tourmaline Oil Corp. (a) 14,446 623,014
West Fraser Timber Co. Ltd. (a) 5,579 379,269
Whitecap Resources, Inc. (a) 46,347 353,672
26,501,710
China - 0 .7%
BOC Hong Kong Holdings Ltd. (2)(a) 47,000 220,184
Wilmar International Ltd. (2)(a) 45,500 100,623
Yangzijiang Shipbuilding Holdings
Ltd. (2)(a) 836,000 2,187,195
2,508,002
Denmark - 1 .8%
AP Moller - Maersk A/S, Class B (2)
(a) 497 976,991
Carlsberg A/S, Class B (2)(a) 1,411 164,238
Danske Bank A/S (2)(a) 16,206 692,232
Genmab A/S (2)*(a) 2,150 663,379
ISS A/S (2)(a) 36,979 1,171,747
Jyske Bank A/S (Registered) (2)(a) 3,314 370,054

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 1.8% (continued)
Pandora A/S (2)(a) 8,451 1,104,946
ROCKWOOL A/S, Class B (2)(a) 20,809 775,788
Royal Unibrew A/S (2)(a) 1,916 146,345
Zealand Pharma A/S (2)*(a) 3,046 224,628
6,290,348
Finland - 1 .2%
Elisa OYJ (2)(a) 3,964 208,064
Fortum OYJ (2)(a) 35,384 671,611
Kesko OYJ, Class B (2)(a) 8,732 185,834
Kone OYJ, Class B (2)(a) 7,795 531,690
Metso OYJ (2)(a) 15,856 218,564
Nokia OYJ (2)(a) 227,208 1,092,597
Orion OYJ, Class B (2)(a) 5,774 443,290
Valmet OYJ (2)(a) 9,623 320,616
Wartsila OYJ Abp (2)(a) 16,890 506,610
4,178,876
France - 5 .0%
Amundi SA (2)(a)(b) 5,388 428,209
Arkema SA (2)(a) 2,381 150,975
BNP Paribas SA (2)(a) 19,717 1,803,371
Bollore SE (2)(a) 4,238 24,034
Bouygues SA (2)(a) 27,958 1,261,009
Carrefour SA (2)(a) 61,242 928,108
Cie de Saint-Gobain SA (2)(a) 16,269 1,762,772
Credit Agricole SA (2)(a) 77,130 1,519,930
Dassault Aviation SA (2)(a) 1,318 443,999
Eiffage SA (2)(a) 13,124 1,681,419
Engie SA (2)(a) 25,164 540,939
Forvia SE (2)*(a) 9,194 124,443
Gaztransport Et Technigaz SA (2)(a) 1,346 249,953
Ipsen SA (2)(a) 1,862 250,022
Orange SA (2)(a) 50,154 813,547
Rexel SA (2)(a) 32,613 1,073,726
Societe Generale SA (2)(a) 39,226 2,611,522
Sodexo SA (2)(a) 3,575 225,562
Technip Energies NV (2)(a) 1,389 65,552
TotalEnergies SE (2)(a) 14,528 884,881
Veolia Environnement SA (2)(a) 7,483 255,185
Vinci SA (2)(a) 1,017 141,334
Vivendi SE (2)(a) 70,534 249,029
17,489,521
Germany - 5 .5%
Allianz SE (Registered) (2)(a) 3,444 1,448,984
Aroundtown SA (2)*(a) 129,427 497,656
Aurubis AG (2)(a) 7,835 982,774
Bechtle AG (2)(a) 18,220 842,289
Brenntag SE (2)(a) 2,463 147,589
Commerzbank AG (2)(a) 14,487 548,507
Continental AG (2)(a) 2,053 135,818
CTS Eventim AG & Co. KGaA (2)(a) 496 48,695
Deutsche Bank AG (Registered) (2)
(a) 88,755 3,143,329
Deutsche Lufthansa AG
(Registered) (2)(a) 131,477 1,115,870
Deutsche Post AG (2)(a) 10,098 451,253
E.ON SE (2)(a) 51,810 975,865
Evonik Industries AG (2)(a) 37,003 643,448
INVESTMENTS SHARES VALUE ($)
Germany - 5.5% (continued)
Freenet AG (2)(a) 13,348 427,054
Fresenius Medical Care AG (2)(a) 5,152 272,219
GEA Group AG (2)(a) 3,661 270,665
Hannover Rueck SE (2)(a) 890 268,565
Heidelberg Materials AG (2)(a) 7,992 1,806,558
HUGO BOSS AG (2)(a) 13,988 667,005
KION Group AG (2)(a) 3,636 246,686
Knorr-Bremse AG (2)(a) 2,539 238,891
LANXESS AG (2)(a) 3,307 82,342
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,602,571
Talanx AG (2)(a) 5,196 692,769
thyssenkrupp AG (2)(a) 99,680 1,375,367
Zalando SE (2)*(a)(b) 1,533 47,045
18,979,814
Hong Kong - 0 .5%
Sun Hung Kai Properties Ltd. (2)(a) 37,500 448,558
Swire Pacific Ltd., Class A (a) 5,500 46,611
WH Group Ltd. (2)(a)(b) 1,062,000 1,150,094
Wharf Real Estate Investment Co.
Ltd. (2)(a) 17,000 50,198
1,695,461
Ireland - 0 .3%
Accenture plc, Class A (a) 4,557 1,123,756
Italy - 3 .2%
A2A SpA (2)(a) 266,870 698,407
Azimut Holding SpA (2)(a) 20,995 813,414
BPER Banca SpA (2)(a) 20,783 231,152
Coca-Cola HBC AG (2)(a) 5,275 248,867
Eni SpA (2)(a) 13,069 228,657
Generali (2)(a) 49,291 1,937,136
Hera SpA (2)(a) 144,926 652,535
Italgas SpA (2)(a) 60,112 553,740
Leonardo SpA (2)(a) 29,042 1,858,301
Pirelli & C SpA (2)(a)(b) 32,334 220,699
Poste Italiane SpA (2)(a)(b) 22,704 539,698
Reply SpA (2)(a) 1 143
UniCredit SpA (2)(a) 19,859 1,511,173
Unipol Assicurazioni SpA (2)(a) 76,633 1,647,425
11,141,347
Japan - 19 .0%
ABC-Mart, Inc. (2)(a) 15,400 305,475
Advantest Corp. (2)(a) 2,200 217,674
AGC, Inc. (2)(a) 4,200 136,972
ALSOK Co. Ltd. (2)(a) 22,900 172,817
Amada Co. Ltd. (2) 13,900 170,822
ANA Holdings, Inc. (2)(a) 13,200 255,017
Asahi Group Holdings Ltd. (2)(a) 23,300 279,342
Asahi Kasei Corp. (2)(a) 61,300 481,801
Astellas Pharma, Inc. (2)(a) 6,100 66,490
Azbil Corp. (2)(a) 16,200 153,602
Bandai Namco Holdings, Inc. (2)(a) 20,500 682,066
Brother Industries Ltd. (2)(a) 23,000 384,321
Canon, Inc. (2)(a) 1,800 52,530
Central Japan Railway Co. (2)(a) 50,100 1,436,351

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 19.0% (continued)
Chubu Electric Power Co., Inc. (2)
(a) 72,600 1,008,270
Chugai Pharmaceutical Co. Ltd. (2)
(a) 10,300 456,645
CyberAgent, Inc. (2)(a) 36,200 434,533
Dai Nippon Printing Co. Ltd. (2)(a) 32,500 552,654
Dai-ichi Life Holdings, Inc. (2)(a) 76,000 597,829
Daito Trust Construction Co. Ltd.
(2)(a) 23,000 504,649
Daiwa House Industry Co. Ltd. (2)(a) 12,200 438,163
Ebara Corp. (2)(a) 27,100 617,732
ENEOS Holdings, Inc. (2)(a) 44,700 283,094
Fuji Electric Co. Ltd. (2)(a) 4,900 328,465
Fujikura Ltd. (2)(a) 2,500 244,542
Fujitsu Ltd. (2)(a) 19,600 459,783
Fukuoka Financial Group, Inc. (2)(a) 7,200 215,342
Hakuhodo DY Holdings, Inc. (2)(a) 17,200 138,073
Haseko Corp. (2)(a) 3,800 64,878
Hikari Tsushin, Inc. (2)(a) 600 167,141
Hirose Electric Co. Ltd. (2)(a) 4,100 510,031
Hitachi Construction Machinery Co.
Ltd. (2)(a) 13,200 421,802
Hoya Corp. (2)(a) 3,800 525,427
Idemitsu Kosan Co. Ltd. (2)(a) 83,000 567,852
Iida Group Holdings Co. Ltd. (2)(a) 14,300 228,057
Inpex Corp. (2)(a) 119,800 2,157,081
Isuzu Motors Ltd. (2)(a) 8,200 103,348
ITOCHU Corp. (2)(a) 16,600 944,513
Japan Post Bank Co. Ltd. (2)(a) 85,200 1,043,267
Japan Post Holdings Co. Ltd. (2)(a) 41,000 406,937
Japan Post Insurance Co. Ltd. (2)(a) 30,700 870,070
Japan Tobacco, Inc. (2)(a) 27,700 908,478
Kajima Corp. (2)(a) 17,100 498,377
Kansai Electric Power Co., Inc.
(The) (2)(a) 40,500 579,306
Kao Corp. (2)(a) 9,700 422,736
Kawasaki Kisen Kaisha Ltd. (2)(a) 38,100 541,739
Kinden Corp. (2)(a) 27,800 950,624
Kirin Holdings Co. Ltd. (2)(a) 5,300 77,651
Kobe Steel Ltd. (2)(a) 9,500 112,261
Komatsu Ltd. (2)(a) 16,400 571,330
Konami Group Corp. (2)(a) 4,400 634,753
Kyocera Corp. (2)(a) 16,500 221,656
Kyushu Electric Power Co., Inc. (2)
(a) 18,200 181,829
Makita Corp. (2)(a) 14,900 482,930
Marubeni Corp. (2)(a) 34,500 860,851
MatsukiyoCocokara & Co. (a) 3,200 65,002
Mazda Motor Corp. (2)(a) 52,600 383,007
McDonald's Holdings Co. Japan Ltd.
(2)(a) 4,500 188,724
Medipal Holdings Corp. (2)(a) 16,300 280,447
MEIJI Holdings Co. Ltd. (2)(a) 4,400 91,236
MINEBEA MITSUMI, Inc. (2)(a) 14,600 274,345
MISUMI Group, Inc. (2) 34,200 532,661
Mitsubishi Chemical Group Corp.
(2)(a) 100,600 577,861
Mitsubishi Corp. (2)(a) 18,300 436,261
Mitsubishi Electric Corp. (2)(a) 40,300 1,035,055
Mitsubishi HC Capital, Inc. (2)(a) 82,100 678,203
INVESTMENTS SHARES VALUE ($)
Japan - 19.0% (continued)
Mitsubishi Motors Corp. (2)(a) 167,200 452,557
Mitsui & Co. Ltd. (2)(a) 17,300 429,580
Mitsui Chemicals, Inc. (2)(a) 10,200 254,949
MS&AD Insurance Group Holdings,
Inc. (2)(a) 33,500 758,639
Murata Manufacturing Co. Ltd. (2)(a) 24,800 470,805
Nexon Co. Ltd. (2)(a) 19,400 425,745
NGK Insulators Ltd. (2) 21,600 361,061
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 14,800 336,026
Nippon Steel Corp. (2)(a) 273,000 1,124,417
Nippon Yusen KK (2)(a) 23,100 788,291
Nisshin Seifun Group, Inc. (2)(a) 2,100 25,782
Nitto Denko Corp. (2)(a) 50,900 1,206,571
Nomura Holdings, Inc. (2)(a) 112,900 827,407
Nomura Real Estate Holdings, Inc.
(2)(a) 17,400 110,883
Obayashi Corp. (2)(a) 21,800 357,815
Oji Holdings Corp. (2)(a) 152,500 834,403
Ono Pharmaceutical Co. Ltd. (2)(a) 25,300 292,995
Open House Group Co. Ltd. (2)(a) 6,000 310,459
Osaka Gas Co. Ltd. (2)(a) 32,600 944,216
Otsuka Corp. (2)(a) 17,900 373,648
Otsuka Holdings Co. Ltd. (2)(a) 16,800 895,957
Panasonic Holdings Corp. (2)(a) 157,700 1,711,692
Persol Holdings Co. Ltd. (2)(a) 65,300 118,934
Ricoh Co. Ltd. (2)(a) 23,100 203,352
Rinnai Corp. (2)(a) 500 11,842
Ryohin Keikaku Co. Ltd. (2)(a) 29,200 580,997
Santen Pharmaceutical Co. Ltd. (2)
(a) 1,300 14,432
Sanwa Holdings Corp. (2)(a) 9,000 257,297
SCREEN Holdings Co. Ltd. (2)(a) 8,300 752,081
Secom Co. Ltd. (2)(a) 2,800 102,725
Sega Sammy Holdings, Inc. (2)(a) 4,300 90,601
Seiko Epson Corp. (2)(a) 27,100 346,674
Sekisui Chemical Co. Ltd. (2)(a) 35,700 664,615
Shimamura Co. Ltd. (2)(a) 14,700 982,922
Shin-Etsu Chemical Co. Ltd. (2)(a) 10,300 337,258
Shionogi & Co. Ltd. (2)(a) 46,900 826,372
Skylark Holdings Co. Ltd. (2)(a) 20,100 415,682
Sojitz Corp. (2)(a) 26,320 696,089
Sompo Holdings, Inc. (2)(a) 33,000 1,020,213
Square Enix Holdings Co. Ltd. (2)(a) 64,800 1,394,479
Subaru Corp. (2)(a) 52,400 1,067,876
Sumitomo Corp. (2)(a) 23,600 682,819
Sumitomo Heavy Industries Ltd. (2) 4,800 115,344
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 28,300 821,380
Suntory Beverage & Food Ltd. (2)(a) 25,700 803,226
T&D Holdings, Inc. (2)(a) 8,900 217,549
Takeda Pharmaceutical Co. Ltd. (2)
(a) 2,900 85,174
TBS Holdings, Inc. (2)(a) 12,000 455,141
TDK Corp. (2)(a) 34,900 505,380
TIS, Inc. (2)(a) 4,400 145,135
Toei Animation Co. Ltd. (2)(a) 6,800 140,362
Toho Co. Ltd. (2)(a) 3,100 199,277
Tohoku Electric Power Co., Inc. (2)
(a) 17,000 123,437

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 19.0% (continued)
Tokyo Century Corp. (2)(a) 9,500 121,008
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 226,600 1,061,432
Tokyo Electron Ltd. (2)(a) 1,000 177,267
Tokyo Gas Co. Ltd. (2)(a) 21,100 750,288
Tokyu Fudosan Holdings Corp. (2)
(a) 48,500 400,884
TOPPAN Holdings, Inc. (2)(a) 34,400 881,398
Toray Industries, Inc. (2)(a) 39,500 252,001
Tosoh Corp. (2)(a) 25,700 380,194
Toyo Suisan Kaisha Ltd. (2)(a) 10,000 714,396
Toyota Tsusho Corp. (2)(a) 53,900 1,492,078
Yamazaki Baking Co. Ltd. (2)(a) 11,900 264,928
Yokogawa Electric Corp. (2)(a) 18,300 525,184
Zensho Holdings Co. Ltd. (2)(a) 3,900 254,777
ZOZO, Inc. (2)(a) 22,000 202,150
65,623,329
Luxembourg - 0 .2%
ArcelorMittal SA (2)(a) 19,393 699,620
Eurofins Scientific SE (2)(a) 55 4,011
703,631
Netherlands - 1 .9%
Aalberts NV (2) 14,528 478,982
ABN AMRO Bank NV, CVA (2)(a)(b) 45,140 1,448,071
Arcadis NV (2)(a) 210 10,604
ASM International NV (2)(a) 1,058 638,132
ASR Nederland NV (2) 4,019 273,490
JDE Peet's NV (2)(a) 1,586 58,187
Koninklijke Ahold Delhaize NV (2)(a) 45,748 1,851,170
Koninklijke KPN NV (2)(a) 61,721 296,232
NN Group NV (2) 18,246 1,286,663
Randstad NV (2)(a) 6,446 274,853
6,616,384
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 228 23,791
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(b) 23,966 78,703
Norway - 0 .8%
Equinor ASA (2)(a) 27,757 676,886
Kongsberg Gruppen ASA (2)(a) 29,162 931,940
Norsk Hydro ASA (2)(a) 121,211 824,128
Orkla ASA (2)(a) 10,285 107,528
Telenor ASA (2)(a) 8,319 138,041
2,678,523
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2)(a) 20 18
Jeronimo Martins SGPS SA (2)(a) 1 24
42
Singapore - 0 .6%
Genting Singapore Ltd. (2)(a) 2,056,200 1,172,239
Oversea-Chinese Banking Corp.
Ltd. (2)(a) 41,200 525,284
Singapore Airlines Ltd. (2)(a) 72,000 363,990
INVESTMENTS SHARES VALUE ($)
Singapore - 0.6% (continued)
Singapore Technologies Engineering
Ltd. (2)(a) 1,600 10,684
United Overseas Bank Ltd. (2)(a) 5,200 139,648
2,211,845
Spain - 2 .4%
Acciona SA (2)(a) 3,079 618,690
ACS Actividades de Construccion y
Servicios SA (2)(a) 5,770 462,512
Aena SME SA (2)(a)(b) 11,556 315,933
Banco Bilbao Vizcaya Argentaria SA
(2)(a) 99,639 1,920,007
Banco Santander SA (2)(a) 242,187 2,541,587
CaixaBank SA (2)(a) 12,380 130,757
Enagas SA (a) 6,252 97,698
Indra Sistemas SA (2)(a) 1,392 62,328
Mapfre SA (2)(a) 104,614 496,604
Repsol SA (2)(a) 93,374 1,660,397
8,306,513
Sweden - 3 .2%
AAK AB (2)(a) 2,170 56,470
Asmodee Group AB, Class B (2)*(a) 5,578 71,566
Axfood AB (2)(a) 1,681 52,206
Boliden AB (2)*(a) 12,147 495,821
Elekta AB, Class B (2)(a) 24,219 122,670
Embracer Group AB (2)*(a) 67,756 751,872
Essity AB, Class B (2)(a) 28,235 738,038
Evolution AB (2)(a)(b) 8,308 683,947
Getinge AB, Class B (2)(a) 23,715 511,130
H & M Hennes & Mauritz AB, Class
B (2)(a) 9,086 169,851
Sandvik AB (2)(a) 21,742 607,371
Securitas AB, Class B (2)(a) 48,015 723,734
Skanska AB, Class B (2)(a) 28,469 738,938
SKF AB, Class B (2)(a) 48,127 1,196,976
SSAB AB, Class B (2)(a) 138,846 809,711
Swedbank AB, Class A (2)(a) 7,235 218,394
Swedish Orphan Biovitrum AB
(2)*(a) 5,776 176,562
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 221,964 1,839,196
Telia Co. AB (2)(a) 52,023 198,466
Trelleborg AB, Class B (2)(a) 11,511 430,376
Volvo AB, Class B (2)(a) 17,830 512,748
11,106,043
Switzerland - 3 .1%
Adecco Group AG (Registered) (2)
(a) 31,785 895,468
Avolta AG (2)*(a) 80 4,368
BKW AG (2)(a) 2,567 550,567
EMS-Chemie Holding AG
(Registered) (2)(a) 60 42,628
Flughafen Zurich AG (Registered)
(2)(a) 2,998 917,955
Geberit AG (Registered) (2)(a) 1,161 876,789
Georg Fischer AG (Registered) (2)
(a) 1,445 113,558

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.1% (continued)
Helvetia Holding AG (Registered)
(2)(a) 301 73,968
Logitech International SA
(Registered) (2)(a) 3,637 400,064
PSP Swiss Property AG
(Registered) (2)(a) 1,394 239,839
Schindler Holding AG (2)(a) 3,015 1,146,534
SGS SA (Registered) (2)(a) 10,673 1,109,137
Sonova Holding AG (Registered)
(2)(a) 932 255,654
Swiss Life Holding AG (Registered)
(2)(a) 774 835,619
Swiss Prime Site AG (Registered)
(2)(a) 4,379 613,449
Swisscom AG (Registered) (2)(a) 1,333 968,891
TE Connectivity plc (a) 3,683 808,529
Tecan Group AG (Registered) (2)(a) 1,678 303,937
Zurich Insurance Group AG (2)(a) 628 448,884
10,605,838
United Kingdom - 6 .4%
Aberdeen Group plc (2)(a) 106,741 284,135
Associated British Foods plc (2)(a) 8,405 232,241
Auto Trader Group plc (2)(a)(b) 8,824 93,740
Aviva plc (2)(a) 45,028 416,545
B&M European Value Retail SA (2)
(a) 64,051 225,951
BAE Systems plc (2)(a) 35,160 978,729
Barclays plc (2)(a) 444,148 2,285,287
Beazley plc (2)(a) 21,570 263,800
BT Group plc (2)(a) 405,289 1,042,686
Centrica plc (2)(a) 362,650 814,363
CK Hutchison Holdings Ltd. (2)(a) 46,000 302,219
Compass Group plc (2)(a) 6,975 237,748
DCC plc (2)(a) 13,058 840,569
easyJet plc (2)(a) 90,854 568,056
Games Workshop Group plc (2)(a) 642 125,824
Harbour Energy plc (2)(a) 1 3
Hikma Pharmaceuticals plc (2)(a) 1 23
Howden Joinery Group plc (2)(a) 13,818 157,206
HSBC Holdings plc (2)(a) 29,580 417,466
Imperial Brands plc (2)(a) 19,030 808,422
Inchcape plc (2)(a) 1 9
InterContinental Hotels Group plc
(2)(a) 1,942 234,808
International Consolidated Airlines
Group SA (2)(a) 114,465 599,047
Investec plc (a) 17,878 133,565
J Sainsbury plc (2)(a) 14,400 64,746
JD Sports Fashion plc (2)(a) 375,810 483,799
Just Eat Takeaway.com NV (2)*(b) 19,164 454,902
Kingfisher plc (2)(a) 297,647 1,239,928
Lloyds Banking Group plc (2)(a) 452,104 511,594
Man Group plc (2)(a) 94,975 228,173
Marks & Spencer Group plc (2)(a) 201,395 988,070
NatWest Group plc (2)(a) 154,602 1,092,009
Pearson plc (2)(a) 17,905 254,628
Rightmove plc (2)(a) 16,595 158,480
Rolls-Royce Holdings plc (2)(a) 112,565 1,809,399
Rotork plc (2) 1 5
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.4% (continued)
RS GROUP plc (2) 3 23
Sage Group plc (The) (2)(a) 1 15
Schroders plc (2)(a) 37,703 191,325
St James's Place plc (2)(a) 8 137
Standard Chartered plc (2)(a) 106,101 2,059,163
Subsea 7 SA (2)(a) 2,200 45,649
Tesco plc (2)(a) 48,585 291,203
Travis Perkins plc (2) 13,214 108,750
Vodafone Group plc (2)(a) 879,285 1,022,524
22,066,964
United States - 84 .3%
3M Co. (a) 4,862 754,485
A O Smith Corp. (a) 7,909 580,600
Abbott Laboratories (a) 5,539 741,894
AbbVie, Inc. (a) 4,255 985,203
Abercrombie & Fitch Co., Class A
*(a) 3,446 294,805
Acerinox SA (2)(a) 28,788 378,107
Acuity, Inc. (a) 3,933 1,354,486
Adobe, Inc. *(a) 6,175 2,178,231
ADT, Inc. (a) 89,373 778,439
Agilent Technologies, Inc. (a) 3,223 413,672
Airbnb, Inc., Class A *(a) 9,447 1,147,055
Akamai Technologies, Inc. *(a) 2,459 186,294
Albertsons Cos., Inc., Class A (a) 40,360 706,704
Align Technology, Inc. *(a) 3,129 391,813
ALLETE, Inc. (a) 6,698 444,747
Allison Transmission Holdings, Inc.
(a) 10,858 921,627
Allstate Corp. (The) (a) 4,404 945,319
Alphabet, Inc., Class A (a) 12,489 3,036,076
Altria Group, Inc. (a) 42,696 2,820,498
Amdocs Ltd. (a) 6,874 564,012
American Airlines Group, Inc. *(a)(c) 11,222 126,135
American Electric Power Co., Inc.
(a) 7,792 876,600
Ameriprise Financial, Inc. (a) 2,693 1,322,936
AMETEK, Inc. (a) 1,325 249,100
Amgen, Inc. (a) 269 75,912
Amkor Technology, Inc. (a) 50,993 1,448,201
Apple, Inc. (a) 3,888 990,001
Applied Materials, Inc. (a) 2,415 494,447
Aramark (a) 18,568 713,011
Archer-Daniels-Midland Co. (a) 8,069 482,042
Arista Networks, Inc. *(a) 10,203 1,486,679
Arrow Electronics, Inc. *(a) 6,759 817,839
ASGN, Inc. *(a) 1,127 53,363
Associated Banc-Corp. (a) 9,558 245,736
Assurant, Inc. (a) 2,429 526,121
Assured Guaranty Ltd. (a) 1,012 85,666
AT&T, Inc. (a) 69,164 1,953,191
Autodesk, Inc. *(a) 1,190 378,027
AutoNation, Inc. *(a) 3,231 706,846
Avantor, Inc. *(a)(c) 31,599 394,356
Avient Corp. (a) 8,636 284,556
Avnet, Inc. (a) 21,612 1,129,875
Axis Capital Holdings Ltd. (a) 4,353 417,017
Bank of New York Mellon Corp.
(The) (a) 15,623 1,702,282

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
Bank OZK (a) 12,786 651,830
Bath & Body Works, Inc. (a) 11,110 286,194
Belden, Inc. (a) 1,302 156,592
Berkshire Hathaway, Inc., Class B
*(a) 383 192,549
Best Buy Co., Inc. (a) 12,212 923,471
Biogen, Inc. *(a) 8,221 1,151,598
Black Hills Corp. (a) 6,852 422,015
BOK Financial Corp. (a) 3,989 444,534
Booking Holdings, Inc. (a) 320 1,727,766
Booz Allen Hamilton Holding Corp.,
Class A (a) 4,349 434,683
BorgWarner, Inc. (a) 17,436 766,487
Boston Beer Co., Inc. (The), Class
A *(a) 2,141 452,650
Brighthouse Financial, Inc. *(a) 1,479 78,505
Bristol-Myers Squibb Co. (a) 26,864 1,211,566
Builders FirstSource, Inc. *(a) 3,032 367,630
Bunge Global SA (a) 4,908 398,775
Buzzi SpA (2)(a) 16,989 936,178
BWX Technologies, Inc. (a) 2,967 547,026
Cabot Corp. (a) 7,603 578,208
CACI International, Inc., Class A *(a) 1,159 578,086
Cadence Bank (a) 6,602 247,839
Cadence Design Systems, Inc. *(a) 1,531 537,779
Cardinal Health, Inc. (a) 9,041 1,419,075
Carnival Corp. *(a) 18,691 540,357
Casey's General Stores, Inc. (a) 802 453,387
CBRE Group, Inc., Class A *(a) 2,461 387,755
Cencora, Inc. (a) 2,997 936,652
Centene Corp. *(a) 9,123 325,509
CF Industries Holdings, Inc. (a) 1,454 130,424
Chemed Corp. (a) 604 270,435
Chevron Corp. (a) 2,917 452,981
Chubb Ltd. (a) 1,770 499,583
Ciena Corp. *(a) 7,048 1,026,682
Cigna Group (The) (a) 3,084 888,963
Cincinnati Financial Corp. (a) 2,854 451,217
Cintas Corp. (a) 3,636 746,325
Cirrus Logic, Inc. *(a) 9,223 1,155,550
Cisco Systems, Inc. (a) 2,529 173,034
Citigroup, Inc. (a) 5,851 593,877
Citizens Financial Group, Inc. (a) 8,879 472,008
Clean Harbors, Inc. *(a) 1,985 460,957
CNA Financial Corp. (a) 9,544 443,414
CNO Financial Group, Inc. (a) 19,783 782,418
Coca-Cola Consolidated, Inc. (a) 6,840 801,374
Cognizant Technology Solutions
Corp., Class A (a) 9,153 613,892
Colgate-Palmolive Co. (a) 2,014 160,999
Columbia Sportswear Co. (a) 7,735 404,541
Comcast Corp., Class A (a) 30,725 965,380
Commercial Metals Co. (a) 16,282 932,633
Commvault Systems, Inc. *(a) 4,391 828,933
Concentrix Corp. (a) 8,165 376,815
Copart, Inc. *(a) 11,989 539,145
Corcept Therapeutics, Inc. *(a) 5,355 445,054
Corebridge Financial, Inc. (a) 14,547 466,231
Corpay, Inc. *(a) 975 280,859
Costco Wholesale Corp. (a) 559 517,427
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
Coterra Energy, Inc. (a) 6,597 156,019
Crane NXT Co. (a)(c) 3,412 228,843
Cummins, Inc. (a) 1,725 728,588
Curtiss-Wright Corp. (a) 2,401 1,303,599
CVS Health Corp. (a) 2,247 169,401
Darden Restaurants, Inc. (a) 2,097 399,185
Deckers Outdoor Corp. *(a) 2,525 255,959
Delta Air Lines, Inc. (a) 4,327 245,557
DENTSPLY SIRONA, Inc. (a) 5,875 74,554
Dick's Sporting Goods, Inc. (a) 2,674 594,216
Dillard's, Inc., Class A (a) 1,034 635,372
Docusign, Inc., Class A *(a) 7,365 530,943
Dolby Laboratories, Inc., Class A (a) 10,508 760,464
Domino's Pizza, Inc. (a) 1,238 534,457
Donaldson Co., Inc. (a) 7,769 635,893
Dover Corp. (a) 2,090 348,675
Doximity, Inc., Class A *(a) 19,088 1,396,287
Dropbox, Inc., Class A *(a) 46,640 1,408,994
DT Midstream, Inc. (a) 1,790 202,377
Duolingo, Inc., Class A *(a) 1,860 598,622
DXC Technology Co. *(a) 48,650 663,100
Dynatrace, Inc. *(a) 8,079 391,428
Eagle Materials, Inc. (a) 2,728 635,733
East West Bancorp, Inc. (a) 884 94,102
eBay, Inc. (a) 14,451 1,314,318
Edison International (a) 12,001 663,415
Edwards Lifesciences Corp. *(a) 1,273 99,001
Elanco Animal Health, Inc. *(a) 4,888 98,444
Electronic Arts, Inc. (a) 7,058 1,423,599
Element Solutions, Inc. (a) 22,769 573,096
Elevance Health, Inc. (a) 2,886 932,524
EMCOR Group, Inc. (a) 2,810 1,825,207
Emerson Electric Co. (a) 2,838 372,289
Encompass Health Corp. (a) 1,022 129,814
EnerSys 3,050 344,528
Entergy Corp. (a) 11,904 1,109,334
Envista Holdings Corp. *(a) 20,723 422,128
EOG Resources, Inc. (a) 7,416 831,482
Equitable Holdings, Inc. (a) 14,061 714,018
Esab Corp. (a) 1,275 142,469
Essential Utilities, Inc. (a) 16,499 658,310
Etsy, Inc. *(a) 18,244 1,211,219
Euronet Worldwide, Inc. *(a) 5,550 487,346
Evercore, Inc., Class A (a) 3,975 1,340,847
Everest Group Ltd. (a) 1,408 493,124
Evergy, Inc. (a) 6,549 497,855
Exelixis, Inc. *(a) 28,787 1,188,903
Exelon Corp. (a) 10,832 487,548
ExlService Holdings, Inc. *(a) 1,841 81,059
Expedia Group, Inc. (a) 9,077 1,940,209
Exponent, Inc. (a) 332 23,067
Exxon Mobil Corp. (a) 2,810 316,828
F5, Inc. *(a) 3,628 1,172,533
Fair Isaac Corp. *(a) 541 809,623
Fastenal Co. (a) 10,481 513,988
Federated Hermes, Inc., Class B
(a)(c) 28,492 1,479,590
FedEx Corp. (a) 1,648 388,615
Ferguson Enterprises, Inc. (a) 843 189,321
Fidelity National Financial, Inc. (a) 6,372 385,442

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
Fidelity National Information
Services, Inc. (a) 11,612 765,695
FirstCash Holdings, Inc. (a) 3,236 512,647
Fiserv, Inc. *(a) 3,385 436,428
Flex Ltd. *(a) 4,629 268,343
Flowserve Corp. (a) 6,815 362,149
Fluor Corp. * 31,354 1,319,063
FNB Corp. (a) 39,314 633,349
Fortinet, Inc. *(a) 4,765 400,641
Fortune Brands Innovations, Inc. 7,916 422,635
Fox Corp., Class A (a) 10,689 674,048
Franklin Resources, Inc. (a) 5,327 123,214
Gap, Inc. (The) (a) 21,174 452,912
Gartner, Inc. *(a) 2,477 651,129
Gates Industrial Corp. plc * 27,383 679,646
GE Aerospace (a) 2,458 739,416
GE HealthCare Technologies, Inc.
(a) 4,540 340,954
Gen Digital, Inc. (a) 13,977 396,807
Generac Holdings, Inc. *(a) 848 141,955
General Dynamics Corp. (a) 5,283 1,801,503
General Motors Co. (a) 16,873 1,028,747
Genpact Ltd. (a) 7,023 294,193
Gilead Sciences, Inc. (a) 8,705 966,255
Gitlab, Inc., Class A *(a) 2,126 95,840
GLOBALFOUNDRIES, Inc. *(a) 4,397 157,588
Globe Life, Inc. (a) 1,465 209,451
Globus Medical, Inc., Class A *(a) 6,144 351,867
GoDaddy, Inc., Class A *(a) 920 125,884
Graco, Inc. (a) 6,788 576,708
Graham Holdings Co., Class B (a) 1,110 1,306,814
GRAIL, Inc. *(a) 316 18,685
Grand Canyon Education, Inc. *(a) 5,794 1,271,899
Greif, Inc., Class A (a) 4,525 270,414
GSK plc (2)(a) 15,354 329,681
H&R Block, Inc. (a) 17,176 868,590
Halozyme Therapeutics, Inc. *(a) 5,427 398,016
Hancock Whitney Corp. (a) 6,007 376,098
Hanover Insurance Group, Inc.
(The) (a) 2,511 456,073
Hartford Insurance Group, Inc. (The)
(a) 11,348 1,513,710
Henry Schein, Inc. *(a) 758 50,308
Hexcel Corp. 6,212 389,492
HF Sinclair Corp. (a) 5,068 265,259
Holcim AG (2)(a) 18,970 1,618,607
Hologic, Inc. *(a) 7,747 522,845
Houlihan Lokey, Inc., Class A (a) 1,809 371,424
Howmet Aerospace, Inc. (a) 8,256 1,620,075
HP, Inc. (a) 21,890 596,065
Hubbell, Inc., Class B (a) 418 179,870
HubSpot, Inc. *(a) 137 64,089
Humana, Inc. (a) 1,633 424,858
Huntington Bancshares, Inc. (a) 18,654 322,155
Huntington Ingalls Industries, Inc. (a) 1,825 525,436
IAC, Inc. *(a) 12,429 423,456
IDEXX Laboratories, Inc. *(a) 788 503,445
Illinois Tool Works, Inc. (a) 1,204 313,955
Incyte Corp. *(a) 21,568 1,829,182
Ingredion, Inc. (a) 5,110 623,982
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
International Bancshares Corp. (a) 7,426 510,538
Intuit, Inc. (a) 999 682,227
Invesco Ltd. (a) 47,820 1,096,991
IQVIA Holdings, Inc. *(a) 3,902 741,146
ITT, Inc. (a) 3,107 555,407
Jabil, Inc. (a) 6,549 1,422,246
Janus Henderson Group plc (a) 22,494 1,001,208
Jazz Pharmaceuticals plc *(a) 6,277 827,309
JB Hunt Transport Services, Inc. (a) 4,475 600,411
Jefferies Financial Group, Inc. (a) 6,478 423,791
Johnson & Johnson (a) 6,824 1,265,306
Jones Lang LaSalle, Inc. *(a) 4,154 1,239,055
KB Home (a) 8,288 527,448
KBR, Inc. (a) 3,152 149,058
Kimberly-Clark Corp. (a) 4,609 573,083
KLA Corp. (a) 570 614,802
Kraft Heinz Co. (The) (a) 21,975 572,229
Kroger Co. (The) (a) 17,812 1,200,707
Kyndryl Holdings, Inc. *(a) 13,925 418,168
L3Harris Technologies, Inc. (a) 4,297 1,312,347
Lam Research Corp. (a) 5,824 779,834
Landstar System, Inc. (a) 2,224 272,573
Lear Corp. (a) 3,414 343,483
Leidos Holdings, Inc. (a) 5,380 1,016,605
Lennar Corp., Class A (a) 4,440 559,618
Leonardo DRS, Inc. (a) 3,429 155,677
Lincoln Electric Holdings, Inc. (a) 1,116 263,186
LivaNova plc *(a) 1,781 93,289
Live Nation Entertainment, Inc. *(a) 793 129,576
Lockheed Martin Corp. (a) 497 248,107
Loews Corp. (a) 8,216 824,804
Lyft, Inc., Class A *(a) 27,298 600,829
M&T Bank Corp. (a) 3,994 789,294
Macy's, Inc. (a) 73,410 1,316,241
Manhattan Associates, Inc. *(a) 2,839 581,938
ManpowerGroup, Inc. (a) 895 33,921
Markel Group, Inc. *(a) 170 324,931
Masco Corp. (a) 9,373 659,765
Mastercard, Inc., Class A (a) 1,681 956,170
Matador Resources Co. (a) 1,625 73,011
Match Group, Inc. (a) 21,688 766,020
Mattel, Inc. *(a) 25,535 429,754
Maximus, Inc. (a) 4,232 386,678
McDonald's Corp. (a) 426 129,457
McKesson Corp. (a) 2,595 2,004,741
Medpace Holdings, Inc. *(a) 2,146 1,103,387
Medtronic plc (a) 15,106 1,438,695
Merck & Co., Inc. (a) 6,618 555,449
Meta Platforms, Inc., Class A (a) 2,162 1,587,730
MetLife, Inc. (a) 5,206 428,818
Mettler-Toledo International, Inc. *(a) 499 612,577
MGIC Investment Corp. (a) 6,975 197,881
Micron Technology, Inc. (a) 3,033 507,482
Microsoft Corp. (a) 2,389 1,237,383
Middleby Corp. (The) *(a)(c) 1,996 265,328
MKS, Inc. (a) 3,509 434,309
Mohawk Industries, Inc. *(a) 3,684 474,941
Molina Healthcare, Inc. *(a) 3,296 630,723
Molson Coors Beverage Co., Class
B (a) 18,957 857,804

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
Monolithic Power Systems, Inc. (a) 63 58,000
Monster Beverage Corp. *(a) 15,791 1,062,892
MSC Industrial Direct Co., Inc.,
Class A (a) 6,605 608,585
MSCI, Inc., Class A (a) 254 144,122
Mueller Industries, Inc. (a) 7,386 746,798
Murphy Oil Corp. (a)(c) 9,873 280,492
Murphy USA, Inc. (a) 2,525 980,357
Natera, Inc. *(a) 3,294 530,235
National Fuel Gas Co. (a) 8,818 814,519
NetApp, Inc. (a) 4,569 541,244
Netflix, Inc. *(a) 311 372,864
Neurocrine Biosciences, Inc. *(a) 2,328 326,805
New York Times Co. (The), Class
A (a) 11,081 636,049
NewMarket Corp. (a) 277 229,414
Newmont Corp. (a) 4,258 358,992
News Corp., Class A (a)(c) 7,324 224,920
Nexstar Media Group, Inc., Class
A (a) 3,577 707,316
NEXTracker, Inc., Class A *(a) 3,250 240,468
Northern Trust Corp. (a) 6,434 866,016
Northrop Grumman Corp. (a) 241 146,846
Northwestern Energy Group, Inc. (a) 5,008 293,519
NOV, Inc. (a) 37,615 498,399
Novartis AG (Registered) (2)(a) 12,334 1,585,886
Nutanix, Inc., Class A *(a) 6,997 520,507
OGE Energy Corp. (a) 2,141 99,064
Old National Bancorp (a) 10,559 231,770
Old Republic International Corp. (a) 20,735 880,615
Omnicom Group, Inc. (a) 5,530 450,861
OneMain Holdings, Inc. (a) 2,659 150,127
Oshkosh Corp. (a)(c) 9,335 1,210,750
Owens Corning (a) 4,917 695,559
PACCAR, Inc. (a) 4,531 445,488
Packaging Corp. of America (a) 1,964 428,015
Palantir Technologies, Inc., Class
A *(a) 2,591 472,650
Palo Alto Networks, Inc. *(a) 705 143,552
PayPal Holdings, Inc. *(a) 10,077 675,764
Pegasystems, Inc. (a) 6,637 381,628
Penske Automotive Group, Inc. (a) 3,303 574,425
Pentair plc (a) 3,645 403,720
PepsiCo, Inc. (a) 4,610 647,428
Performance Food Group Co. *(a) 1,815 188,833
Pfizer, Inc. (a) 48,842 1,244,494
PG&E Corp. (a) 40,680 613,454
Philip Morris International, Inc. (a) 7,242 1,174,652
Phillips 66 (a) 2,492 338,962
Pilgrim's Pride Corp. (a) 14,145 575,984
Pinnacle Financial Partners, Inc. (a) 3,472 325,639
Pinnacle West Capital Corp. (a) 5,432 487,033
Pinterest, Inc., Class A *(a) 11,059 355,768
PNC Financial Services Group, Inc.
(The) (a) 2,600 522,418
Popular, Inc. (a) 8,746 1,110,829
Portland General Electric Co. (a) 15,851 697,444
Post Holdings, Inc. *(a) 1,103 118,550
PPG Industries, Inc. (a) 5,370 564,441
Procter & Gamble Co. (The) (a) 2,800 430,220
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
PTC, Inc. *(a) 414 84,050
PulteGroup, Inc. (a) 7,800 1,030,614
PVH Corp. (a) 6,295 527,332
QIAGEN NV (2)(a) 734 32,739
Qorvo, Inc. *(a) 6,133 558,594
QUALCOMM, Inc. (a) 4,314 717,677
Qualys, Inc. *(a) 6,406 847,706
Ralph Lauren Corp., Class A (a) 2,706 848,493
Rambus, Inc. *(a) 4,724 492,241
Raymond James Financial, Inc. (a) 4,392 758,059
Reddit, Inc., Class A *(a) 779 179,162
Regal Rexnord Corp. (a) 1,692 242,700
Regeneron Pharmaceuticals, Inc. (a) 1,977 1,111,608
Regions Financial Corp. (a) 28,855 760,906
Reinsurance Group of America, Inc.
(a) 3,816 733,168
Reliance, Inc. (a) 2,095 588,339
RenaissanceRe Holdings Ltd. (a) 577 146,518
ResMed, Inc. (a) 2,228 609,870
Reynolds Consumer Products, Inc.
(a) 3,818 93,426
RingCentral, Inc., Class A *(a) 35,324 1,001,082
ROBLOX Corp., Class A *(a) 5,688 787,902
Roche Holding AG (2)(a) 2,663 886,735
Roche Holding AG (2)(a) 93 32,177
Rocket Lab Corp. *(a)(c) 3,496 167,493
Roper Technologies, Inc. (a) 734 366,038
Royal Gold, Inc. (a) 4,419 886,363
Royalty Pharma plc, Class A (a) 9,927 350,225
RPM International, Inc. (a) 1,169 137,802
RTX Corp. (a) 3,433 574,444
Ryder System, Inc. (a) 4,677 882,269
Salesforce, Inc. (a) 1,601 379,437
Sandisk Corp. *(a) 2,455 275,451
Sanofi SA (2)(a) 14,788 1,400,333
Sarepta Therapeutics, Inc. *(a)(c) 8,342 160,750
Schneider National, Inc., Class B (a) 28,111 594,829
Science Applications International
Corp. (a) 3,421 339,945
Seagate Technology Holdings plc (a) 1,002 236,532
SEI Investments Co. (a) 15,804 1,340,969
Sensata Technologies Holding plc 16,416 501,509
Service Corp. International (a) 3,857 320,980
ServiceNow, Inc. *(a) 344 316,576
Shell plc (2)(a) 36,385 1,296,799
Signify NV (2)(b) 31,612 831,401
Silgan Holdings, Inc. (a) 1,703 73,246
Skyworks Solutions, Inc. (a) 7,817 601,753
Snap-on, Inc. (a) 1,873 649,051
Snowflake, Inc., Class A *(a) 1,703 384,112
Solventum Corp. *(a) 9,153 668,169
Spire, Inc. (a) 4,375 356,650
Sprouts Farmers Market, Inc. *(a) 3,582 389,722
SS&C Technologies Holdings, Inc.
(a) 5,096 452,321
State Street Corp. (a) 6,662 772,859
Steel Dynamics, Inc. (a) 5,396 752,364
STERIS plc (a) 2,358 583,464
Stifel Financial Corp. (a) 9,301 1,055,384
Swiss Re AG (2)(a) 2,450 455,031

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
Synchrony Financial (a) 28,513 2,025,849
T. Rowe Price Group, Inc. (a) 12,170 1,249,129
Tapestry, Inc. (a) 2,307 261,199
Target Corp. (a) 6,604 592,379
Taylor Morrison Home Corp., Class
A *(a) 6,795 448,538
TD SYNNEX Corp. (a) 6,984 1,143,630
Teleflex, Inc. (a) 979 119,790
Tenaris SA (2)(a) 26,685 478,145
Tenet Healthcare Corp. *(a) 5,326 1,081,391
Teradata Corp. *(a) 17,549 377,479
Teradyne, Inc. (a) 2,791 384,153
Terex Corp. 9,680 496,584
Texas Roadhouse, Inc., Class A (a) 4,320 717,768
Textron, Inc. (a) 17,313 1,462,775
Thor Industries, Inc. (a)(c) 2,529 262,232
Timken Co. (The) 6,988 525,358
T-Mobile US, Inc. (a) 4,364 1,044,654
Toll Brothers, Inc. (a) 5,094 703,685
Travel + Leisure Co. (a) 15,752 937,086
Travelers Cos., Inc. (The) (a) 3,381 944,043
Trimble, Inc. *(a) 3,229 263,648
Tyson Foods, Inc., Class A (a) 6,657 361,475
Ubiquiti, Inc. (a) 1,250 825,725
UFP Industries, Inc. (a) 8,855 827,854
UGI Corp. (a) 13,971 464,675
UiPath, Inc., Class A *(a) 28,449 380,648
United Airlines Holdings, Inc. *(a) 9,384 905,556
United Bankshares, Inc. (a) 12,216 454,557
United Therapeutics Corp. *(a) 4,252 1,782,481
Universal Display Corp. (a) 1,871 268,732
Universal Health Services, Inc.,
Class B (a) 3,325 679,763
Unum Group (a) 11,990 932,582
US Bancorp (a) 11,027 532,935
US Foods Holding Corp. *(a) 8,911 682,761
Valero Energy Corp. (a) 4,365 743,185
Valley National Bancorp (a) 62,420 661,652
Valmont Industries, Inc. (a) 886 343,529
Veeva Systems, Inc., Class A *(a) 18,129 5,400,809
Veralto Corp. (a) 4,972 530,065
VeriSign, Inc. (a) 5,833 1,630,732
Verisk Analytics, Inc., Class A (a) 778 195,675
Verizon Communications, Inc. (a) 56,027 2,462,387
Viatris, Inc. (a) 27,730 274,527
Virtu Financial, Inc., Class A (a) 1,041 36,956
Vontier Corp. (a) 4,068 170,734
Voya Financial, Inc. (a) 5,934 443,863
W R Berkley Corp. (a) 5,479 419,801
Walmart, Inc. (a) 16,191 1,668,644
Walt Disney Co. (The) (a) 3,368 385,636
Warner Bros Discovery, Inc. *(a) 33,990 663,825
Watts Water Technologies, Inc.,
Class A (a) 2,313 645,975
Wayfair, Inc., Class A *(a) 11,610 1,037,121
Webster Financial Corp. (a) 8,591 510,649
WESCO International, Inc. (a) 2,572 543,978
Western Union Co. (The) (a) 64,544 515,707
Westinghouse Air Brake
Technologies Corp. (a) 1,734 347,615
INVESTMENTS SHARES VALUE ($)
United States - 84.3% (continued)
Williams-Sonoma, Inc. (a) 5,008 978,814
Woodward, Inc. (a) 2,719 687,118
Wyndham Hotels & Resorts, Inc. (a) 1,327 106,027
YETI Holdings, Inc. *(a) 19,095 633,572
Yum! Brands, Inc. (a) 2,225 338,200
Zimmer Biomet Holdings, Inc. (a) 7,228 711,958
Zions Bancorp NA (a) 16,712 945,565
Zoom Communications, Inc., Class
A *(a) 30,417 2,509,403
291,666,082
TOTAL COMMON STOCKS
(Cost $354,196,551) 536,802,369
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Henkel AG & Co. KGaA (Preference)
(2)(a)
(Cost $71,317) 1,188 95,855
NO. OF
RIGHTS
RIGHTS - 0.0% †
United States - 0 .0% †
Walgreens Boots Alliance, Inc., CVR
(3)*
(Cost $1) 1 2
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 70.9%
INVESTMENT COMPANIES - 59 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 5,566,460 5,566,460
Limited Purpose Cash Investment
Fund, 4.13% (d) 201,035,944 200,995,737
TOTAL INVESTMENT COMPANIES
(Cost $206,513,093) 206,562,197
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 11 .3%
U.S. Treasury Bills
4.15%, 10/16/2025 (2)(f) $ 1,346,000 1,343,726
4.18%, 11/6/2025 (2)(f) 4,627,000 4,608,388
4.23%, 11/20/2025 (2)(f) 755,000 750,837
4.21%, 12/26/2025 (2)(f) 4,881,000 4,836,083
4.03%, 2/5/2026 (2)(f)(g) 7,000,000 6,907,412
4.04%, 2/12/2026 (2)(f)(g) 9,142,000 9,014,986
4.03%, 2/19/2026 (2)(f) 1,042,000 1,026,746
3.99%, 2/26/2026 (2)(f) 1,593,000 1,568,507
3.80%, 3/12/2026 (2)(f) 3,794,000 3,730,176

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 11.3% (continued)
3.78%, 3/26/2026 (2)(f) $ 5,182,000 5,087,624
3.79%, 4/2/2026 (2)(f) 127,000 124,612
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,981,156) 38,999,097
TOTAL SHORT-TERM INVESTMENTS
(Cost $245,494,249) 245,561,294
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 43,474,990
Expiration Date: 3/20/2026 (2) 65 282,165
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 14,714,612
Expiration Date: 3/20/2026 (2) 22 436,128
718,293
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 54,700,000 234,997
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 63,800,000 160,616
395,613
TOTAL PURCHASED OPTIONS
(Cost $1,423,188) 1,113,906
TOTAL LONG POSITIONS
(Cost $601,185,306) 783,573,426
SHARES
SHORT POSITIONS - (137.6)%
COMMON STOCKS - (137.1)%
Australia - ( 5 .8 ) %
ALS Ltd. (2) (1) (13)
Ampol Ltd. (2) (13,994) (276,596)
APA Group (2) (231,308) (1,357,927)
CAR Group Ltd. (2) (8,539) (207,675)
Cleanaway Waste Management
Ltd. (2) (30,864) (56,512)
Cochlear Ltd. (2) (4,133) (761,653)
Coles Group Ltd. (2) (3,457) (53,213)
Commonwealth Bank of Australia (2) (12,207) (1,348,063)
INVESTMENTS SHARES VALUE ($)
Australia - (5.8)% (continued)
Endeavour Group Ltd. (2) (167,669) (402,543)
Glencore plc (2) (197,587) (910,012)
IDP Education Ltd. (2) (119,953) (521,390)
IGO Ltd. (2) (41,170) (141,360)
Insurance Australia Group Ltd. (2) (114,710) (621,583)
Liontown Resources Ltd. (2) (116,458) (75,788)
Lynas Rare Earths Ltd. (2) (277,040) (3,077,946)
Macquarie Group Ltd. (2) (10,330) (1,499,400)
Mineral Resources Ltd. (2) (27,902) (761,063)
NEXTDC Ltd. (2) (121,957) (1,368,202)
Pilbara Minerals Ltd. (2) (328,586) (548,621)
Qantas Airways Ltd. (2) (49,971) (361,081)
Ramsay Health Care Ltd. (2) (35,782) (750,750)
Rio Tinto plc (2) (5,635) (371,360)
SGH Ltd. (2) (8,967) (296,000)
Sonic Healthcare Ltd. (2) (47,705) (675,688)
South32 Ltd. (2) (108,972) (197,535)
Telix Pharmaceuticals Ltd. (2) (52,727) (509,715)
Transurban Group (2) (21,554) (196,656)
Treasury Wine Estates Ltd. (2) (120,452) (563,232)
Whitehaven Coal Ltd. (2) (266,273) (1,162,252)
WiseTech Global Ltd. (2) (2,395) (143,181)
Woodside Energy Group Ltd. (2) (40,785) (615,893)
Woolworths Group Ltd. (2) (33,138) (584,822)
(20,417,725)
Belgium - ( 0 .4 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (352,563)
D'ieteren Group (2) (1,098) (206,092)
Elia Group SA/NV (2) (3,256) (376,170)
Groupe Bruxelles Lambert NV (2) (395) (35,411)
Lotus Bakeries NV (2) (13) (122,664)
UCB SA (2) (1,000) (279,135)
(1,372,035)
Brazil - ( 0 .1 ) %
MercadoLibre, Inc. (100) (233,694)
Canada - ( 6 .2 ) %
Alamos Gold, Inc., Class A (9,829) (342,606)
Algonquin Power & Utilities Corp. (22,689) (121,947)
Alimentation Couche-Tard, Inc. (7,868) (419,774)
AtkinsRealis Group, Inc. (4,098) (295,756)
Bank of Montreal (9,521) (1,240,665)
BCE, Inc. (35,267) (824,088)
BOYD GROUP, Inc. (1,349) (227,518)
Brookfield Asset Management Ltd.,
Class A (12,402) (705,783)
Brookfield Corp., Class A (24,515) (1,682,071)
Brookfield Infrastructure Corp.,
Class A (8,009) (328,946)
CAE, Inc. (2,906) (86,050)
Cameco Corp. (3,737) (313,632)
Canadian National Railway Co. (7,161) (675,296)
Canadian Natural Resources Ltd. (7,099) (226,993)
Canadian Pacific Kansas City Ltd. (14,094) (1,049,682)
Canadian Utilities Ltd., Class A (5,119) (143,194)
Capstone Copper Corp. (39,849) (338,446)
Celestica, Inc. (2,508) (617,169)
Colliers International Group, Inc. (1,365) (213,484)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.2)% (continued)
Constellation Software, Inc. (115) (312,185)
Dollarama, Inc. (1,263) (166,567)
Element Fleet Management Corp. (15,190) (393,366)
Enbridge, Inc. (14,899) (751,641)
FirstService Corp. (454) (86,500)
Franco-Nevada Corp. (4,424) (984,711)
Gildan Activewear, Inc. (4,116) (237,786)
Great-West Lifeco, Inc. (5,421) (220,003)
Intact Financial Corp. (1,890) (367,720)
Keyera Corp. (16,581) (556,274)
Lumine Group, Inc. (h) (225) (6,635)
Metro, Inc., Class A (3,692) (247,964)
National Bank of Canada (8,461) (898,749)
Nutrien Ltd. (4,000) (234,907)
Pan American Silver Corp. (10,775) (417,544)
Pembina Pipeline Corp. (18,857) (762,437)
Power Corp. of Canada (10,323) (446,685)
PrairieSky Royalty Ltd. (14,922) (276,846)
RB Global, Inc. (6,749) (731,008)
Restaurant Brands International, Inc. (7,759) (497,753)
Rogers Communications, Inc., Class
B (4,705) (161,972)
Shopify, Inc., Class A (3,486) (517,903)
TC Energy Corp. (24,272) (1,319,726)
Teck Resources Ltd., Class B (16,673) (731,398)
Toromont Industries Ltd. (16) (1,776)
WSP Global, Inc. (2,063) (405,425)
(21,588,581)
Chile - ( 0 .1 ) %
Antofagasta plc (2) (2,725) (101,343)
Lundin Mining Corp. (21,320) (318,030)
(419,373)
Congo, the Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (4,005) (42,476)
Denmark - ( 1 .4 ) %
Ambu A/S, Class B (2) (12,036) (177,073)
Coloplast A/S, Class B (2) (2,679) (230,903)
Demant A/S (2) (2,232) (77,700)
DSV A/S (2) (4,889) (976,679)
GN Store Nord A/S (2) (12,715) (215,384)
Novo Nordisk A/S, Class B (2) (21,457) (1,194,763)
Novonesis Novozymes, Class B (2) (12,347) (759,884)
Orsted A/S (2)(b) (3,611) (62,812)
Tryg A/S (2) (9,676) (245,666)
Vestas Wind Systems A/S (2) (41,892) (796,921)
(4,737,785)
Finland - ( 1 .0 ) %
Neste OYJ (2) (45,348) (833,213)
Nordea Bank Abp (2) (39,070) (643,240)
Sampo OYJ, Class A (2) (62,110) (714,076)
Stora Enso OYJ, Class R (2) (51,434) (566,027)
UPM-Kymmene OYJ (2) (22,723) (622,306)
(3,378,862)
INVESTMENTS SHARES VALUE ($)
France - ( 5 .0 ) %
Accor SA (2) (3,956) (187,951)
Aeroports de Paris SA (2) (1,841) (243,895)
Air France-KLM (2) (3,810) (51,441)
Air Liquide SA (2) (4,410) (918,853)
Airbus SE (2) (4,666) (1,089,632)
Alstom SA (2) (38,120) (997,464)
AXA SA (2) (20,402) (978,378)
BioMerieux (2) (612) (82,142)
Capgemini SE (2) (1,049) (153,025)
Cie Generale des Etablissements
Michelin SCA (2) (13,459) (484,709)
Danone SA (2) (5,478) (477,316)
Dassault Systemes SE (2) (22,731) (764,694)
Edenred SE (2) (14,756) (351,410)
EssilorLuxottica SA (2) (4,816) (1,568,829)
FDJ UNITED (2) (2,104) (70,552)
Getlink SE (2) (4,462) (82,277)
Hermes International SCA (2) (470) (1,155,749)
Kering SA (2) (2,827) (947,320)
L'Oreal SA (2) (2,040) (886,354)
LVMH Moet Hennessy Louis Vuitton
SE (2) (1,641) (1,009,841)
Pernod Ricard SA (2) (12,061) (1,187,412)
Publicis Groupe SA (2) (3,681) (354,235)
Remy Cointreau SA (2) (1,962) (106,394)
Renault SA (2) (26,463) (1,088,117)
Safran SA (2) (141) (50,037)
Sartorius Stedim Biotech (2) (3,460) (705,124)
SCOR SE (2) (12,262) (433,659)
SOITEC (2) (3,081) (141,431)
SPIE SA (2) (3,507) (189,594)
Teleperformance SE (2) (722) (53,929)
Thales SA (2) (1,639) (518,111)
Valeo SE (2) (8,673) (109,374)
(17,439,249)
Germany - ( 4 .1 ) %
adidas AG (2) (2,523) (534,577)
BASF SE (2) (9,982) (498,743)
Bayer AG (Registered) (2) (15,086) (502,230)
Carl Zeiss Meditec AG (2) (3,810) (190,065)
Daimler Truck Holding AG (2) (12,279) (507,755)
Deutsche Boerse AG (2) (1,614) (432,215)
Deutsche Telekom AG (Registered)
(2) (19,347) (659,142)
Fraport AG Frankfurt Airport
Services Worldwide (2) (923) (79,878)
Fresenius SE & Co. KGaA (2) (2,940) (164,303)
Henkel AG & Co. KGaA (2) (235) (17,443)
Infineon Technologies AG (2) (9,353) (366,920)
K+S AG (Registered) (2) (3,805) (51,682)
LEG Immobilien SE (2) (4,148) (330,586)
Mercedes-Benz Group AG (2) (3,829) (241,342)
Merck KGaA (2) (3,672) (476,423)
MTU Aero Engines AG (2) (549) (253,274)
Nemetschek SE (2) (2,127) (277,577)
Puma SE (2) (5,342) (133,178)
Rational AG (2) (167) (127,618)
Rheinmetall AG (2) (519) (1,214,030)
RWE AG (2) (12,047) (535,835)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (4.1)% (continued)
SAP SE (2) (6,076) (1,626,954)
Scout24 SE (2)(b) (622) (78,034)
Siemens AG (Registered) (2) (8,904) (2,403,885)
Siemens Healthineers AG (2)(b) (20,594) (1,115,499)
Symrise AG, Class A (2) (4,450) (387,018)
TeamViewer SE (2)(b) (9,642) (98,457)
Vonovia SE (2) (18,607) (581,502)
Wacker Chemie AG (2) (1,984) (150,174)
(14,036,339)
Hong Kong - ( 0 .3 ) %
Futu Holdings Ltd., ADR (1,050) (182,606)
Prudential plc (2) (48,985) (685,776)
(868,382)
Ireland - ( 0 .2 ) %
Aptiv plc (6,353) (547,756)
Italy - ( 2 .7 ) %
Amplifon SpA (2) (6,675) (108,870)
Banca Generali SpA (2) (1,106) (61,822)
Banca Monte dei Paschi di Siena
SpA (2) (59,291) (527,583)
Banco BPM SpA (2) (26,687) (400,532)
Brunello Cucinelli SpA (2) (2,412) (264,242)
DiaSorin SpA (2) (720) (63,965)
Enel SpA (2) (47,513) (450,259)
ERG SpA (2) (13,453) (332,176)
Ferrari NV (2) (3,664) (1,776,017)
FinecoBank Banca Fineco SpA (2) (63,569) (1,379,679)
Infrastrutture Wireless Italiane SpA
(2)(b) (34,253) (402,522)
Interpump Group SpA (2) (7,449) (342,413)
Intesa Sanpaolo SpA (2) (7,577) (50,154)
Moncler SpA (2) (5,199) (305,979)
Nexi SpA (2)(b) (52,184) (295,637)
Prysmian SpA (2) (11,513) (1,145,791)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,259) (76,843)
Snam SpA (2) (23,610) (141,760)
Telecom Italia SpA (2) (956,655) (501,231)
Terna - Rete Elettrica Nazionale (2) (65,712) (666,878)
(9,294,353)
Japan - ( 16 .1 ) %
Aeon Co. Ltd. (2) (44,700) (542,580)
Ajinomoto Co., Inc. (2) (8,900) (255,156)
Allegro MicroSystems, Inc. (24,429) (713,327)
Asahi Intecc Co. Ltd. (2) (13,200) (214,505)
Asics Corp. (2) (21,500) (562,601)
BayCurrent, Inc. (2) (1,800) (105,781)
Bridgestone Corp. (2) (17,300) (799,574)
Capcom Co. Ltd. (2) (7,700) (209,063)
Chiba Bank Ltd. (The) (2) (40,900) (428,733)
Concordia Financial Group Ltd. (2) (6,300) (48,233)
Cosmos Pharmaceutical Corp. (2) (100) (5,843)
Daifuku Co. Ltd. (2) (2,500) (80,010)
Daiichi Sankyo Co. Ltd. (2) (25,700) (578,255)
Daikin Industries Ltd. (2) (5,600) (645,468)
Daiwa Securities Group, Inc. (2) (60,900) (494,878)
Denso Corp. (2) (29,600) (425,994)
INVESTMENTS SHARES VALUE ($)
Japan - (16.1)% (continued)
Dentsu Group, Inc. (2) (15,500) (338,352)
Disco Corp. (2) (1,000) (313,541)
East Japan Railway Co. (2) (31,300) (765,562)
Eisai Co. Ltd. (2) (26,000) (878,353)
FANUC Corp. (2) (7,900) (227,022)
Fast Retailing Co. Ltd. (2) (1,800) (546,681)
FUJIFILM Holdings Corp. (2) (27,700) (688,852)
GMO Payment Gateway, Inc. (2) (4,400) (246,812)
Hankyu Hanshin Holdings, Inc. (2) (9,500) (280,146)
Hitachi Ltd. (2) (13,400) (355,007)
Hoshizaki Corp. (2) (10,700) (401,500)
Hulic Co. Ltd. (2) (30,500) (334,107)
IHI Corp. (2) (42,000) (782,220)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (296,918)
Japan Airport Terminal Co. Ltd. (2) (3,300) (105,168)
JFE Holdings, Inc. (2) (3,900) (47,857)
Kadokawa Corp. (2) (6,400) (156,015)
Kawasaki Heavy Industries Ltd. (2) (10,800) (712,795)
KDDI Corp. (2) (26,800) (427,421)
Keio Corp. (2) (4,500) (116,101)
Keisei Electric Railway Co. Ltd. (2) (63,900) (592,712)
Kikkoman Corp. (2) (42,600) (360,759)
Kintetsu Group Holdings Co. Ltd. (2) (7,700) (160,443)
Kobe Bussan Co. Ltd. (2) (13,700) (377,578)
Kubota Corp. (2) (59,400) (746,326)
Kyoto Financial Group, Inc. (2) (34,900) (739,525)
Kyowa Kirin Co. Ltd. (2) (17,000) (265,752)
Lasertec Corp. (2) (3,400) (465,137)
LY Corp. (2) (114,200) (366,583)
M3, Inc. (2) (26,100) (422,515)
Marui Group Co. Ltd. (2) (500) (10,703)
Mitsubishi Estate Co. Ltd. (2) (14,600) (335,564)
Mitsubishi Heavy Industries Ltd. (2) (97,800) (2,559,338)
Mitsubishi UFJ Financial Group,
Inc. (2) (68,300) (1,101,772)
Mitsui Fudosan Co. Ltd. (2) (18,100) (197,039)
Mitsui OSK Lines Ltd. (2) (18,300) (555,579)
Mizuho Financial Group, Inc. (2) (16,000) (537,854)
MonotaRO Co. Ltd. (2) (26,400) (383,295)
NIDEC Corp. (2) (33,800) (600,791)
Nintendo Co. Ltd. (2) (16,000) (1,384,307)
Nippon Paint Holdings Co. Ltd. (2) (116,800) (796,853)
Nippon Sanso Holdings Corp. (2) (1,800) (63,748)
Nissan Chemical Corp. (2) (19,100) (691,873)
Nissan Motor Co. Ltd. (2) (458,000) (1,113,845)
Nissin Foods Holdings Co. Ltd. (2) (18,900) (355,994)
Niterra Co. Ltd. (2) (5,500) (212,159)
Nitori Holdings Co. Ltd. (2) (47,500) (918,428)
Nomura Research Institute Ltd. (2) (6,500) (249,548)
NTT, Inc. (2) (465,900) (487,015)
Obic Co. Ltd. (2) (3,500) (121,987)
Olympus Corp. (2) (27,900) (352,740)
Omron Corp. (2) (26,700) (732,847)
Oracle Corp. Japan (2) (2,600) (265,468)
Oriental Land Co. Ltd. (2) (52,700) (1,268,650)
ORIX Corp. (2) (12,900) (338,573)
Pan Pacific International Holdings
Corp. (2) (6,000) (39,504)
Rakuten Bank Ltd. (2) (13,600) (759,144)
Rakuten Group, Inc. (2) (133,300) (864,406)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (16.1)% (continued)
Recruit Holdings Co. Ltd. (2) (3,000) (161,292)
Renesas Electronics Corp. (2) (11,500) (132,310)
Resona Holdings, Inc. (2) (65,300) (665,884)
Resonac Holdings Corp. (2) (19,000) (643,460)
Sanrio Co. Ltd. (2) (1,700) (79,798)
SCSK Corp. (2) (6,900) (206,539)
Sekisui House Ltd. (2) (35,300) (802,813)
Seven & i Holdings Co. Ltd. (2) (50,500) (677,630)
SG Holdings Co. Ltd. (2) (45,900) (474,119)
Shimadzu Corp. (2) (4,400) (110,957)
Shimano, Inc. (2) (1,300) (145,286)
Shiseido Co. Ltd. (2) (40,500) (691,350)
Shizuoka Financial Group, Inc. (2) (33,800) (462,358)
SMC Corp. (2) (2,700) (834,549)
SoftBank Corp. (2) (436,800) (642,445)
SoftBank Group Corp. (2) (11,400) (1,438,457)
Sony Financial Group, Inc. (36,200) (40,145)
Sony Group Corp. (2) (36,200) (1,040,631)
Sumitomo Forestry Co. Ltd. (2) (35,200) (419,979)
Sumitomo Metal Mining Co. Ltd. (2) (13,300) (428,193)
Sumitomo Mitsui Financial Group,
Inc. (2) (29,000) (815,853)
Sumitomo Realty & Development
Co. Ltd. (2) (22,000) (970,407)
Sysmex Corp. (2) (13,800) (170,601)
Taisei Corp. (2) (8,800) (604,712)
Terumo Corp. (2) (12,500) (206,207)
Tokio Marine Holdings, Inc. (2) (13,800) (584,060)
Tokyu Corp. (2) (35,200) (429,279)
TOTO Ltd. (2) (8,200) (215,656)
Toyota Industries Corp. (2) (8,900) (1,000,970)
Toyota Motor Corp. (2) (62,800) (1,206,165)
Trend Micro, Inc. (2) (5,100) (279,137)
Unicharm Corp. (92,200) (598,145)
USS Co. Ltd. (2) (6,600) (75,772)
West Japan Railway Co. (2) (15,300) (335,497)
Yakult Honsha Co. Ltd. (2) (15,800) (257,647)
Yamaha Corp. (2) (36,100) (239,693)
Yamaha Motor Co. Ltd. (2) (75,800) (567,535)
Yamato Holdings Co. Ltd. (2) (32,400) (517,917)
Yaskawa Electric Corp. (2) (38,300) (815,299)
Yokohama Rubber Co. Ltd. (The) (2) (400) (14,795)
(55,930,327)
Netherlands - ( 1 .6 ) %
Adyen NV (2)(b) (756) (1,216,463)
Aegon Ltd. (2) (31,773) (256,154)
Akzo Nobel NV (2) (670) (47,816)
Argenx SE (2) (392) (289,629)
ASML Holding NV (2) (395) (385,199)
BE Semiconductor Industries NV (2) (2,805) (419,994)
Euronext NV (2)(b) (604) (90,426)
Heineken Holding NV (2) (921) (63,239)
Heineken NV (2) (7,862) (615,665)
IMCD NV (2) (2,740) (283,994)
ING Groep NV (2) (8,867) (232,455)
Koninklijke Vopak NV (2) (2,007) (92,117)
NXP Semiconductors NV (1,653) (376,438)
OCI NV (2) (4,904) (22,728)
SBM Offshore NV (2) (11,355) (290,587)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.6)% (continued)
Universal Music Group NV (2) (7,891) (228,030)
Wolters Kluwer NV (2) (5,397) (736,690)
(5,647,624)
Norway - ( 0 .8 ) %
Aker BP ASA (2) (2,657) (67,433)
DNB Bank ASA (2) (54,227) (1,478,010)
Gjensidige Forsikring ASA (2) (6,162) (181,081)
Mowi ASA (2) (13,942) (294,952)
Salmar ASA (2) (1,394) (74,542)
TOMRA Systems ASA (2) (22,154) (332,129)
Vend Marketplaces ASA, Class A (2) (6,685) (238,344)
(2,666,491)
Poland - ( 0 .1 ) %
InPost SA (2) (23,975) (295,172)
Singapore - ( 0 .9 ) %
CapitaLand Investment Ltd. (2) (220,200) (459,877)
DBS Group Holdings Ltd. (2) (25,200) (999,377)
Grab Holdings Ltd., Class A (17,792) (107,108)
Keppel Ltd. (2) (78,300) (541,973)
Sea Ltd., ADR (1,402) (250,579)
Sembcorp Industries Ltd. (2) (106,000) (495,254)
Singapore Exchange Ltd. (2) (10,400) (133,509)
STMicroelectronics NV (2) (6,376) (180,217)
(3,167,894)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (19,707) (743,098)
South Korea - ( 0 .2 ) %
Delivery Hero SE (2)(b) (18,411) (528,660)
Spain - ( 1 .5 ) %
Amadeus IT Group SA (2) (8,206) (652,293)
Bankinter SA (2) (6,413) (101,379)
Cellnex Telecom SA (2)(b) (51,355) (1,778,805)
Endesa SA (316) (10,095)
Fluidra SA (2) (19,550) (531,816)
Grifols SA (2) (32,368) (471,250)
Iberdrola SA (2) (15,408) (291,663)
Industria de Diseno Textil SA (2) (15,761) (872,274)
Redeia Corp. SA (2) (21,153) (408,415)
(5,117,990)
Sweden - ( 3 .0 ) %
AddTech AB, Class B (2) (10,402) (338,380)
Alfa Laval AB (2) (7,471) (341,165)
Assa Abloy AB, Class B (2) (21,611) (752,233)
Atlas Copco AB, Class A (2) (66,518) (1,128,010)
Atlas Copco AB, Class B (2) (3,956) (59,528)
Autoliv, Inc. (1,656) (204,516)
Beijer Ref AB, Class B (2) (18,613) (290,953)
Castellum AB (2) (8,163) (92,343)
Electrolux AB, Class B (2) (12,791) (70,014)
Epiroc AB, Class A (2) (18,193) (385,147)
Epiroc AB, Class B (2) (956) (18,086)
EQT AB (2) (44,184) (1,532,364)
Fastighets AB Balder, Class B (2) (34,438) (246,766)
Hexagon AB, Class B (2) (72,865) (869,509)
Holmen AB, Class B (2) (6,914) (262,691)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.0)% (continued)
Husqvarna AB, Class B (2) (10,136) (54,178)
Indutrade AB (2) (9,619) (221,309)
Investor AB, Class B (2) (11,459) (358,716)
Lifco AB, Class B (2) (2,041) (69,108)
Nibe Industrier AB, Class B (2) (241,275) (953,632)
Saab AB, Class B (2) (4,174) (256,460)
Sagax AB, Class B (2) (14,680) (306,688)
Skandinaviska Enskilda Banken AB,
Class A (2) (6,483) (127,116)
Svenska Cellulosa AB SCA, Class
B (2) (68,216) (902,942)
Svenska Handelsbanken AB, Class
A (2) (30,432) (397,066)
Tele2 AB, Class B (2) (2,890) (49,299)
(10,288,219)
Switzerland - ( 3 .7 ) %
ABB Ltd. (Registered) (2) (3,782) (273,678)
Bachem Holding AG, Class B (2) (6,754) (502,734)
Baloise Holding AG (Registered) (2) (553) (136,865)
Banque Cantonale Vaudoise
(Registered) (2) (5,205) (616,780)
Barry Callebaut AG (Registered) (2) (1,055) (1,452,961)
Belimo Holding AG (Registered) (2) (58) (60,999)
Chocoladefabriken Lindt & Spruengli
AG (2) (20) (305,774)
Chocoladefabriken Lindt & Spruengli
AG (Registered) (2) (1) (150,471)
Cie Financiere Richemont SA
(Registered) (2) (5,425) (1,041,418)
Clariant AG (Registered) (2) (31,157) (289,866)
DSM-Firmenich AG (2) (6,179) (527,182)
Galenica AG (2)(b) (240) (26,126)
Givaudan SA (Registered) (2) (50) (203,952)
Julius Baer Group Ltd. (2) (5,169) (359,930)
Kuehne + Nagel International AG
(Registered) (2) (1,714) (320,754)
Lonza Group AG (Registered) (2) (1,686) (1,127,324)
Partners Group Holding AG (2) (942) (1,232,523)
Schindler Holding AG (Registered)
(2) (49) (17,731)
SIG Group AG (2) (55,917) (579,902)
Sika AG (Registered) (2) (3,120) (700,623)
Straumann Holding AG (Registered)
(2) (3,249) (348,311)
Swatch Group AG (The) (2) (1,438) (271,779)
Swissquote Group Holding SA
(Registered) (2) (157) (110,437)
Temenos AG (Registered) (2) (2,551) (207,190)
UBS Group AG (Registered) (2) (25,970) (1,067,719)
VAT Group AG (2)(b) (1,693) (675,791)
Ypsomed Holding AG (Registered)
(2) (940) (372,907)
(12,981,727)
Thailand - ( 0 .0 ) % †
Fabrinet (473) (172,465)
INVESTMENTS SHARES VALUE ($)
United Kingdom - ( 5 .1 ) %
Admiral Group plc (2) (4,091) (184,640)
Ashtead Group plc (2) (9,295) (623,336)
AstraZeneca plc (2) (3,557) (544,936)
Babcock International Group plc (2) (3,512) (63,183)
Bellway plc (2) (11,410) (378,000)
British American Tobacco plc (2) (5,360) (285,084)
Bunzl plc (2) (10,372) (327,830)
Burberry Group plc (2) (27,927) (441,173)
Convatec Group plc (2)(b) (13,823) (43,159)
Croda International plc (2) (14,242) (519,132)
Diageo plc (2) (44,194) (1,057,460)
Diploma plc (2) (5,666) (405,551)
Entain plc (2) (4,671) (55,204)
Halma plc (2) (1,128) (52,509)
Hiscox Ltd. (2) (10,963) (202,353)
ICG plc (2) (1,983) (59,537)
IMI plc (2) (2) (62)
Informa plc (2) (79,424) (983,769)
Intertek Group plc (2) (35) (2,228)
ITV plc (2) (99,041) (106,873)
Legal & General Group plc (2) (639,368) (2,053,596)
M&G plc (2) (214,056) (729,997)
Melrose Industries plc (2) (49,088) (404,135)
National Grid plc (2) (107,810) (1,549,086)
Ocado Group plc (2) (72,581) (220,494)
Pennon Group plc (2) (41,792) (263,636)
Persimmon plc (2) (30,022) (469,021)
Phoenix Group Holdings plc (2) (12,731) (110,468)
Reckitt Benckiser Group plc (2) (20,857) (1,606,031)
RELX plc (2) (24,473) (1,169,292)
Rentokil Initial plc (2) (116,994) (592,662)
Severn Trent plc (2) (1,933) (67,397)
Spirax Group plc (2) (3,758) (346,051)
SSE plc (2) (1,898) (44,519)
Tate & Lyle plc (2) (29,974) (181,356)
Taylor Wimpey plc (2) (254,876) (354,081)
TechnipFMC plc (3,328) (131,290)
Unilever plc (2) (9,764) (577,137)
United Utilities Group plc (2) (1,104) (17,055)
Weir Group plc (The) (2) (3,375) (124,495)
Whitbread plc (2) (1,824) (79,136)
WPP plc (2) (38,812) (193,467)
(17,620,421)
United States - ( 76 .4 ) %
AAON, Inc. (21,591) (2,017,463)
Acadia Healthcare Co., Inc. (20,645) (511,170)
Advanced Drainage Systems, Inc. (1,367) (189,603)
Advanced Micro Devices, Inc. (1,893) (306,268)
AES Corp. (The) (19,921) (262,160)
Aflac, Inc. (7,389) (825,351)
AGCO Corp. (3,422) (366,394)
Air Products and Chemicals, Inc. (5,593) (1,525,323)
Alaska Air Group, Inc. (17,719) (882,052)
Albemarle Corp. (14,319) (1,160,985)
Alcoa Corp. (11,013) (362,218)
Alcon AG (2) (5,620) (422,707)
Allegion plc (1,195) (211,933)
Alliant Energy Corp. (6,624) (446,524)
Ally Financial, Inc. (5,510) (215,992)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Alnylam Pharmaceuticals, Inc. (1,460) (665,760)
Alphabet, Inc., Class C (1,615) (393,333)
Amazon.com, Inc. (2,267) (497,765)
Amcor plc (170,965) (1,398,494)
Amentum Holdings, Inc. (19,052) (456,295)
Ameren Corp. (5,946) (620,643)
American Express Co. (3,277) (1,088,488)
American Financial Group, Inc. (1,262) (183,899)
American International Group, Inc. (8,826) (693,194)
American Water Works Co., Inc. (5,029) (699,987)
Amphenol Corp., Class A (5,759) (712,676)
Analog Devices, Inc. (1,316) (323,341)
Antero Resources Corp. (22,553) (756,879)
Aon plc, Class A (2,742) (977,742)
APA Corp. (8,350) (202,738)
Apellis Pharmaceuticals, Inc. (19,021) (430,445)
API Group Corp. (10,641) (365,731)
Apollo Global Management, Inc. (13,252) (1,766,094)
AptarGroup, Inc. (3,956) (528,759)
Armstrong World Industries, Inc. (1,312) (257,165)
Arthur J Gallagher & Co. (4,025) (1,246,704)
Ashland, Inc. (7,191) (344,521)
Atmos Energy Corp. (619) (105,694)
Automatic Data Processing, Inc. (2,164) (635,134)
AutoZone, Inc. (51) (218,802)
Avery Dennison Corp. (1,189) (192,820)
Avis Budget Group, Inc. (3,067) (492,484)
Axalta Coating Systems Ltd. (2,660) (76,129)
Axon Enterprise, Inc. (831) (596,359)
Azenta, Inc. (8,838) (253,827)
Baker Hughes Co., Class A (6,247) (304,354)
Ball Corp. (23,344) (1,177,004)
Bank of America Corp. (18,156) (936,668)
Baxter International, Inc. (11,518) (262,265)
Becton Dickinson & Co. (2,398) (448,834)
BellRing Brands, Inc. (14,690) (533,982)
Bentley Systems, Inc., Class B (2,248) (115,727)
BILL Holdings, Inc. (6,778) (359,031)
BioMarin Pharmaceutical, Inc. (5,599) (303,242)
Bio-Rad Laboratories, Inc., Class A (1,104) (309,551)
Bio-Techne Corp. (4,272) (237,651)
BJ's Wholesale Club Holdings, Inc. (989) (92,224)
Blackbaud, Inc. (1,986) (127,720)
Blackrock, Inc. (826) (963,009)
Blackstone, Inc. (4,550) (777,368)
Block, Inc., Class A (5,991) (432,970)
Blue Owl Capital, Inc., Class A (13,597) (230,197)
Boeing Co. (The) (10,658) (2,300,315)
Boston Scientific Corp. (10,531) (1,028,142)
BP plc (2) (125,166) (718,660)
Bright Horizons Family Solutions,
Inc. (1,838) (199,552)
Broadcom, Inc. (381) (125,696)
Broadridge Financial Solutions, Inc. (1,291) (307,477)
Brown & Brown, Inc. (10,305) (966,506)
Brown-Forman Corp., Class B (18,444) (499,464)
BRP, Inc. (6,711) (408,051)
Bruker Corp. (14,578) (473,639)
Brunswick Corp. (9,911) (626,772)
Burlington Stores, Inc. (3,365) (856,393)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Caesars Entertainment, Inc. (11,314) (305,761)
Campbell's Co. (The) (16,796) (530,418)
Capital One Financial Corp. (5,154) (1,095,637)
CarMax, Inc. (9,956) (446,726)
Carpenter Technology Corp. (2,346) (576,037)
Carrier Global Corp. (11,174) (667,088)
Carvana Co., Class A (2,666) (1,005,722)
Caterpillar, Inc. (1,649) (786,820)
Cava Group, Inc. (5,484) (331,288)
Cboe Global Markets, Inc. (2,237) (548,624)
CCC Intelligent Solutions Holdings,
Inc. (27,130) (247,154)
CDW Corp. (3,006) (478,796)
Celanese Corp., Class A (4,211) (177,199)
Celsius Holdings, Inc. (21,910) (1,259,606)
CenterPoint Energy, Inc. (12,583) (488,220)
Certara, Inc. (15,716) (192,050)
Charles River Laboratories
International, Inc. (842) (131,739)
Charles Schwab Corp. (The) (7,725) (737,506)
Cheniere Energy, Inc. (5,676) (1,333,746)
Chipotle Mexican Grill, Inc., Class A (12,052) (472,318)
Chord Energy Corp. (3,745) (372,141)
Church & Dwight Co., Inc. (5,576) (488,625)
Churchill Downs, Inc. (3,020) (292,970)
Civitas Resources, Inc. (3,335) (108,388)
Clarivate plc (15,775) (60,418)
Clearway Energy, Inc., Class C (13,466) (380,415)
Cleveland-Cliffs, Inc. (102,325) (1,248,365)
Clorox Co. (The) (4,130) (509,229)
Cloudflare, Inc., Class A (1,758) (377,249)
CME Group, Inc. (691) (186,701)
CMS Energy Corp. (7,733) (566,520)
CNH Industrial NV (2) (12,685) (137,926)
CNH Industrial NV (42,602) (462,232)
CNX Resources Corp. (28,433) (913,268)
Coca-Cola Co. (The) (40,686) (2,698,295)
Cognex Corp. (9,420) (426,726)
Coherent Corp. (5,190) (559,067)
Coinbase Global, Inc., Class A (511) (172,457)
Comerica, Inc. (2,360) (161,707)
Comfort Systems USA, Inc. (784) (646,941)
Commerce Bancshares, Inc. (2,736) (163,503)
Conagra Brands, Inc. (9,157) (167,665)
Confluent, Inc., Class A (31,990) (633,402)
ConocoPhillips (8,680) (821,041)
Constellation Brands, Inc., Class A (1,235) (166,317)
Constellation Energy Corp. (1,958) (644,319)
Cooper Cos., Inc. (The) (5,583) (382,770)
Corning, Inc. (7,411) (607,924)
Corteva, Inc. (3,628) (245,362)
CoStar Group, Inc. (24,095) (2,032,895)
Coty, Inc., Class A (31,928) (128,989)
Crane Co. (195) (35,907)
Credit Acceptance Corp. (651) (303,971)
CRH plc (1,297) (155,510)
Crowdstrike Holdings, Inc., Class A (391) (191,739)
Crown Holdings, Inc. (5,401) (521,683)
CSL Ltd. (2) (14,120) (1,857,433)
CSX Corp. (22,440) (796,844)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Cullen/Frost Bankers, Inc. (6,626) (839,978)
Cytokinetics, Inc. (20,302) (1,115,798)
Danaher Corp. (3,560) (705,806)
Darling Ingredients, Inc. (3,840) (118,541)
Datadog, Inc., Class A (1,200) (170,880)
DaVita, Inc. (2,782) (369,644)
Dayforce, Inc. (9,258) (637,784)
Deere & Co. (3,849) (1,759,994)
Devon Energy Corp. (2,270) (79,586)
Dexcom, Inc. (7,745) (521,161)
Diamondback Energy, Inc. (9,329) (1,334,980)
Dollar General Corp. (5,388) (556,850)
Dollar Tree, Inc. (4,928) (465,055)
Dominion Energy, Inc. (14,166) (866,534)
DoorDash, Inc., Class A (3,652) (993,307)
DoubleVerify Holdings, Inc. (17,384) (208,260)
Dow, Inc. (26,350) (604,206)
DR Horton, Inc. (3,927) (665,509)
DraftKings, Inc., Class A (4,525) (169,235)
DTE Energy Co. (2,388) (337,735)
Duke Energy Corp. (5,973) (739,159)
DuPont de Nemours, Inc. (2,318) (180,572)
Dutch Bros, Inc., Class A (5,563) (291,167)
Eaton Corp. plc (2,262) (846,554)
EchoStar Corp., Class A (13,598) (1,038,343)
Ecolab, Inc. (926) (253,594)
elf Beauty, Inc. (4,012) (531,510)
Eli Lilly & Co. (2,773) (2,115,798)
Enphase Energy, Inc. (4,574) (161,874)
Ensign Group, Inc. (The) (1,617) (279,369)
Entegris, Inc. (5,817) (537,840)
EPAM Systems, Inc. (1,011) (152,449)
EQT Corp. (18,357) (999,172)
Equifax, Inc. (997) (255,760)
Erie Indemnity Co., Class A (1,324) (421,244)
Essent Group Ltd. (996) (63,306)
Estee Lauder Cos., Inc. (The), Class
A (9,875) (870,185)
Eversource Energy (3,130) (222,668)
Everus Construction Group, Inc. (1,321) (113,276)
Exact Sciences Corp. (12,915) (706,580)
Expand Energy Corp. (9,669) (1,027,235)
Expeditors International of
Washington, Inc. (1,492) (182,904)
Experian plc (2) (2,466) (123,860)
FactSet Research Systems, Inc. (863) (247,241)
Ferrovial SE (2) (19,273) (1,107,046)
Fifth Third Bancorp (1,138) (50,698)
First American Financial Corp. (13,249) (851,116)
First Citizens BancShares, Inc.,
Class A (249) (445,501)
First Financial Bankshares, Inc. (11,780) (396,397)
First Horizon Corp. (6,633) (149,972)
FirstEnergy Corp. (7,453) (341,496)
Five Below, Inc. (2,943) (455,282)
Flagstar Financial, Inc. (94,037) (1,086,127)
Floor & Decor Holdings, Inc., Class
A (13,047) (961,564)
FMC Corp. (18,003) (605,441)
Ford Motor Co. (73,909) (883,952)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Freeport-McMoRan, Inc. (6,129) (240,379)
Freshpet, Inc. (5,505) (303,381)
FTI Consulting, Inc. (1,012) (163,590)
Garmin Ltd. (732) (180,233)
GATX Corp. (4,142) (724,022)
General Mills, Inc. (9,473) (477,629)
Gentex Corp. (11,813) (334,308)
Genuine Parts Co. (8,895) (1,232,847)
GFL Environmental, Inc. (6,868) (325,511)
Glacier Bancorp, Inc. (17,306) (842,283)
Globant SA (3,693) (211,904)
Goldman Sachs Group, Inc. (The) (2,287) (1,821,252)
Goodyear Tire & Rubber Co. (The) (48,173) (360,334)
Graphic Packaging Holding Co. (13,183) (257,991)
Guidewire Software, Inc. (367) (84,359)
GXO Logistics, Inc. (11,857) (627,117)
Haemonetics Corp. (6,898) (336,209)
Haleon plc (2) (142,071) (639,345)
Hamilton Lane, Inc., Class A (2,119) (285,620)
Harley-Davidson, Inc. (7,376) (205,790)
Hasbro, Inc. (8,202) (622,122)
Hayward Holdings, Inc. (10,694) (161,693)
HCA Healthcare, Inc. (395) (168,349)
HealthEquity, Inc. (6,789) (643,394)
HEICO Corp. (627) (202,408)
Hershey Co. (The) (4,413) (825,452)
Hewlett Packard Enterprise Co. (22,851) (561,221)
Hilton Grand Vacations, Inc. (27,568) (1,152,618)
Hilton Worldwide Holdings, Inc. (1,723) (447,015)
Hims & Hers Health, Inc. (8,015) (454,611)
Home BancShares, Inc. (5,401) (152,848)
Home Depot, Inc. (The) (2,219) (899,117)
Honeywell International, Inc. (1,694) (356,587)
Hormel Foods Corp. (14,011) (346,632)
Howard Hughes Holdings, Inc. (3,669) (301,482)
Huntsman Corp. (44,609) (400,589)
Hyatt Hotels Corp., Class A (12,104) (1,717,921)
IDACORP, Inc. (7,020) (927,693)
IDEX Corp. (3,349) (545,083)
Illumina, Inc. (3,618) (343,601)
Ingersoll Rand, Inc. (10,076) (832,479)
Insmed, Inc. (1,915) (275,779)
Insperity, Inc. (4,210) (207,132)
Inspire Medical Systems, Inc. (8,551) (634,484)
Insulet Corp. (1,368) (422,343)
Intel Corp. (20,672) (693,546)
Intercontinental Exchange, Inc. (4,348) (732,551)
International Business Machines
Corp. (4,352) (1,227,960)
International Flavors & Fragrances,
Inc. (6,863) (422,349)
International Paper Co. (31,252) (1,450,093)
Intuitive Surgical, Inc. (1,627) (727,643)
Ionis Pharmaceuticals, Inc. (16,868) (1,103,505)
IPG Photonics Corp. (5,386) (426,517)
Iridium Communications, Inc. (15,870) (277,090)
J M Smucker Co. (The) (5,299) (575,471)
Jacobs Solutions, Inc. (756) (113,294)
James Hardie Industries plc,
CHESS (2) (44,170) (819,768)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Johnson Controls International plc (6,802) (747,880)
JPMorgan Chase & Co. (9,174) (2,893,754)
Kemper Corp. (3,069) (158,207)
Kenvue, Inc. (20,195) (327,765)
Keurig Dr Pepper, Inc. (13,491) (344,155)
KeyCorp (31,979) (597,688)
Keysight Technologies, Inc. (382) (66,819)
Kinder Morgan, Inc. (22,602) (639,863)
Kinsale Capital Group, Inc. (1,017) (432,489)
KKR & Co., Inc. (10,953) (1,423,342)
Knife River Corp. (2,876) (221,078)
Knight-Swift Transportation
Holdings, Inc., Class A (2,384) (94,192)
Labcorp Holdings, Inc. (1,156) (331,841)
Lamb Weston Holdings, Inc. (11,927) (692,720)
Lantheus Holdings, Inc. (3,270) (167,718)
Las Vegas Sands Corp. (5,697) (306,442)
Lattice Semiconductor Corp. (6,136) (449,892)
Lennox International, Inc. (965) (510,832)
Liberty Media Corp.-Liberty Live,
Class C (8,851) (858,281)
Light & Wonder, Inc. (1,527) (128,176)
Linde plc (852) (404,700)
Lithia Motors, Inc., Class A (251) (79,316)
Littelfuse, Inc. (903) (233,886)
LKQ Corp. (6,064) (185,195)
Louisiana-Pacific Corp. (4,326) (384,322)
Lowe's Cos., Inc. (1,137) (285,739)
LPL Financial Holdings, Inc. (1,747) (581,209)
Lululemon Athletica, Inc. (1,011) (179,887)
Lumentum Holdings, Inc. (622) (101,206)
LyondellBasell Industries NV, Class
A (9,385) (460,240)
MACOM Technology Solutions
Holdings, Inc. (943) (117,394)
Madison Square Garden Sports
Corp., Class A (3,493) (792,911)
Marathon Petroleum Corp. (1,092) (210,472)
MarketAxess Holdings, Inc. (1,560) (271,830)
Marriott International, Inc., Class A (2,527) (658,132)
Marriott Vacations Worldwide Corp. (3,359) (223,575)
Marsh & McLennan Cos., Inc. (6,178) (1,245,052)
Martin Marietta Materials, Inc. (2,534) (1,597,130)
Marvell Technology, Inc. (5,945) (499,796)
Marzetti Co. (The) (628) (108,512)
Masimo Corp. (4,702) (693,780)
MasTec, Inc. (1,609) (342,411)
McCormick & Co., Inc. (Non-Voting) (11,333) (758,291)
MDU Resources Group, Inc. (8,136) (144,902)
MGM Resorts International (8,246) (285,806)
Microchip Technology, Inc. (22,230) (1,427,611)
Moderna, Inc. (23,980) (619,403)
Mondelez International, Inc., Class A (20,871) (1,303,811)
MongoDB, Inc., Class A (1,417) (439,808)
Moody's Corp. (368) (175,345)
Morgan Stanley (3,724) (591,967)
Morningstar, Inc. (482) (111,829)
Mosaic Co. (The) (8,892) (308,375)
Motorola Solutions, Inc. (1,656) (757,272)
MP Materials Corp. (10,783) (723,216)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
MSA Safety, Inc. (692) (119,072)
Nasdaq, Inc. (4,280) (378,566)
nCino, Inc. (23,300) (631,663)
Nestle SA (Registered) (2) (12,886) (1,183,389)
New Jersey Resources Corp. (4,757) (229,050)
Newell Brands, Inc. (74,044) (387,991)
NextEra Energy, Inc. (12,195) (920,601)
NIKE, Inc., Class B (15,873) (1,106,824)
Nordson Corp. (2,271) (515,403)
Norwegian Cruise Line Holdings Ltd. (1,141) (28,103)
Novanta, Inc. (5,952) (596,093)
NRG Energy, Inc. (3,829) (620,107)
Nucor Corp. (2,992) (405,207)
nVent Electric plc (4,277) (421,883)
NVIDIA Corp. (3,694) (689,227)
NVR, Inc. (33) (265,144)
Occidental Petroleum Corp. (13,803) (652,192)
Okta, Inc., Class A (3,909) (358,455)
Old Dominion Freight Line, Inc. (1,425) (200,612)
Olin Corp. (13,734) (343,213)
Ollie's Bargain Outlet Holdings, Inc. (1,163) (149,329)
ON Semiconductor Corp. (3,481) (171,648)
ONE Gas, Inc. (2,191) (177,340)
ONEOK, Inc. (12,671) (924,603)
Onto Innovation, Inc. (1,159) (149,766)
Option Care Health, Inc. (25,256) (701,107)
Oracle Corp. (4,103) (1,153,928)
O'Reilly Automotive, Inc. (6,367) (686,426)
Ormat Technologies, Inc. (1,284) (123,585)
Otis Worldwide Corp. (4,511) (412,441)
Ovintiv, Inc. (5,899) (238,202)
Parker-Hannifin Corp. (380) (288,097)
Parsons Corp. (4,244) (351,912)
Paychex, Inc. (6,595) (835,982)
Paycom Software, Inc. (832) (173,172)
Paylocity Holding Corp. (3,748) (596,944)
PBF Energy, Inc., Class A (10,697) (322,728)
Penn Entertainment, Inc. (14,667) (282,486)
Penumbra, Inc. (2,527) (640,140)
Permian Resources Corp., Class A (21,369) (273,523)
Perrigo Co. plc (9,910) (220,696)
Planet Fitness, Inc., Class A (4,890) (507,582)
Plug Power, Inc. (45,474) (105,954)
Polaris, Inc. (4,471) (259,899)
Pool Corp. (2,425) (751,920)
Power Integrations, Inc. (5,821) (234,062)
PPL Corp. (20,052) (745,132)
Primerica, Inc. (620) (172,106)
Principal Financial Group, Inc. (3,096) (256,689)
Progressive Corp. (The) (2,850) (703,808)
Prudential Financial, Inc. (6,813) (706,781)
Public Service Enterprise Group,
Inc. (13,659) (1,139,980)
Quanta Services, Inc. (2,466) (1,021,960)
QuantumScape Corp. (9,396) (115,759)
Quest Diagnostics, Inc. (3,804) (724,966)
QXO, Inc. (68,004) (1,296,156)
Range Resources Corp. (25,205) (948,716)
RBC Bearings, Inc. (1,525) (595,192)
Repligen Corp. (11,020) (1,473,043)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Republic Services, Inc., Class A (4,714) (1,081,769)
Revolution Medicines, Inc. (7,504) (350,437)
Revvity, Inc. (5,516) (483,477)
RH (4,385) (890,857)
RLI Corp. (6,639) (432,996)
Rockwell Automation, Inc. (716) (250,263)
Roivant Sciences Ltd. (36,234) (548,220)
Roku, Inc., Class A (1,414) (141,584)
Ross Stores, Inc. (2,514) (383,108)
Royal Caribbean Cruises Ltd. (1,350) (436,833)
Ryan Specialty Holdings, Inc., Class
A (18,065) (1,018,143)
S&P Global, Inc. (336) (163,535)
Saia, Inc. (3,272) (979,506)
Samsara, Inc., Class A (1,840) (68,540)
Schlumberger NV (12,940) (444,748)
Schneider Electric SE (2) (6,346) (1,786,222)
Scotts Miracle-Gro Co. (The) (2,625) (149,494)
Sealed Air Corp. (5,133) (181,452)
Selective Insurance Group, Inc. (1,891) (153,303)
Sempra (10,971) (987,171)
SentinelOne, Inc., Class A (12,202) (214,877)
SharkNinja, Inc. (1,197) (123,471)
Sherwin-Williams Co. (The) (1,766) (611,495)
Shift4 Payments, Inc., Class A (2,138) (165,481)
Silicon Laboratories, Inc. (2,749) (360,476)
Simpson Manufacturing Co., Inc. (1,941) (325,040)
Sirius XM Holdings, Inc. (29,851) (694,782)
SiteOne Landscape Supply, Inc. (1,970) (253,736)
SLM Corp. (31,798) (880,169)
Snap, Inc., Class A (79,493) (612,891)
SoFi Technologies, Inc. (22,575) (596,432)
Somnigroup International, Inc. (11,345) (956,724)
Sonoco Products Co. (22,815) (983,098)
Sotera Health Co. (34,000) (534,820)
Southern Co. (The) (11,624) (1,101,606)
SOUTHSTATE BANK Corp. (5,763) (569,788)
Southwest Airlines Co. (33,846) (1,080,026)
Southwest Gas Holdings, Inc. (5,636) (441,524)
Stanley Black & Decker, Inc. (3,424) (254,506)
Starbucks Corp. (7,920) (670,032)
Stellantis NV (2) (147,181) (1,366,069)
Strategy, Inc., Class A (2,715) (874,800)
Stryker Corp. (2,409) (890,535)
Super Micro Computer, Inc. (4,617) (221,339)
Synaptics, Inc. (4,497) (307,325)
Synopsys, Inc. (2,086) (1,029,212)
Sysco Corp. (2,332) (192,017)
Take-Two Interactive Software, Inc. (481) (124,271)
Targa Resources Corp. (2,958) (495,583)
Teledyne Technologies, Inc. (86) (50,399)
Tesla, Inc. (3,717) (1,653,024)
Tetra Tech, Inc. (2,619) (87,422)
Texas Capital Bancshares, Inc. (9,013) (761,869)
Texas Instruments, Inc. (4,970) (913,138)
Texas Pacific Land Corp. (238) (222,206)
Thermo Fisher Scientific, Inc. (1,058) (513,151)
TJX Cos., Inc. (The) (2,787) (402,833)
Toast, Inc., Class A (6,435) (234,942)
TopBuild Corp. (625) (244,288)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
Toro Co. (The) (4,259) (324,536)
TPG, Inc. (6,242) (358,603)
Tractor Supply Co. (3,731) (212,182)
Trade Desk, Inc. (The), Class A (7,255) (355,568)
Tradeweb Markets, Inc., Class A (2,424) (269,016)
Trane Technologies plc (839) (354,024)
TransDigm Group, Inc. (146) (192,431)
TransUnion (8,483) (710,706)
Trex Co., Inc. (19,828) (1,024,513)
Truist Financial Corp. (8,957) (409,514)
Twilio, Inc., Class A (1,778) (177,960)
Uber Technologies, Inc. (9,339) (914,942)
Ulta Beauty, Inc. (883) (482,780)
Ultragenyx Pharmaceutical, Inc. (10,616) (319,329)
UMB Financial Corp. (2,373) (280,845)
Under Armour, Inc., Class A (141,539) (706,280)
Union Pacific Corp. (1,537) (363,301)
United Parcel Service, Inc., Class B (9,376) (783,177)
UnitedHealth Group, Inc. (1,810) (624,993)
Unity Software, Inc. (13,406) (536,776)
UWM Holdings Corp., Class A (8,459) (51,515)
Vail Resorts, Inc. (1,309) (195,787)
Valaris Ltd. (12,511) (610,161)
Valvoline, Inc. (21,608) (775,943)
Vertex Pharmaceuticals, Inc. (2,112) (827,144)
Vertiv Holdings Co., Class A (2,639) (398,120)
VF Corp. (83,122) (1,199,450)
Viking Therapeutics, Inc. (4,561) (119,863)
Visa, Inc., Class A (2,273) (775,957)
Visteon Corp. (2,673) (320,386)
Vistra Corp. (2,343) (459,041)
Vulcan Materials Co. (2,490) (765,974)
Waste Connections, Inc. (2,757) (484,681)
Waste Management, Inc. (7,974) (1,760,898)
Watsco, Inc. (1,871) (756,445)
Weatherford International plc (6,585) (450,612)
WEC Energy Group, Inc. (9,456) (1,083,563)
Wells Fargo & Co. (14,743) (1,235,758)
Wendy's Co. (The) (15,153) (138,801)
West Pharmaceutical Services, Inc. (1,001) (262,592)
Western Alliance Bancorp (16,466) (1,427,932)
Westlake Corp. (6,565) (505,899)
WEX, Inc. (2,708) (426,591)
Whirlpool Corp. (4,342) (341,281)
White Mountains Insurance Group
Ltd. (604) (1,009,598)
Williams Cos., Inc. (The) (22,489) (1,424,678)
Willis Towers Watson plc (1,914) (661,191)
WillScot Holdings Corp. (24,343) (513,881)
Wingstop, Inc. (1,944) (489,266)
Wintrust Financial Corp. (2,420) (320,505)
Workday, Inc., Class A (1,720) (414,056)
WW Grainger, Inc. (133) (126,744)
Wynn Resorts Ltd. (2,273) (291,558)
XPO, Inc. (6,010) (776,913)
Xylem, Inc. (4,290) (632,775)
Zebra Technologies Corp., Class A (671) (199,394)
Zillow Group, Inc., Class C (8,225) (633,736)
Zoetis, Inc., Class A (1,827) (267,327)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (76.4)% (continued)
ZoomInfo Technologies, Inc., Class
A (13,002) (141,852)
Zscaler, Inc. (906) (271,492)
(264,775,428)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (35,118) (794,363)
TOTAL COMMON STOCKS
(Proceeds $(527,828,809))                                                     (475,106,489)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (8,734) (423,452)
Sartorius AG (Preference) (2) (4,640) (1,084,723)
Volkswagen AG (Preference) (2) (3,643) (394,864)
TOTAL PREFERRED STOCKS
(Proceeds $(2,824,697))                                                     (1,903,039)
NO. OF
WARRANTS
WARRANTS - (0.0)% †
Canada - ( 0 .0 ) % †
Cenovus Energy, Inc., expiring
1/1/2026
(Proceeds $–) (674) (8,267)
TOTAL SHORT POSITIONS
(Proceeds $(530,653,506)) (477,017,795)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.5%
(Cost $70,531,800) 306,555,631
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.5% ‡ 39,974,282
NET ASSETS - 100.0% 346,529,913
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 13,601,159 3 .9%
Consumer Discretionary (7,210,321) ( 2 .1 )
Consumer Staples (1,198,574) ( 0 .3 )
Energy (7,695,538) ( 2 .3 )
Financials 28,454,558 8 .2
Health Care 9,258,016 2 .7
Industrials 15,002,822 4 .3
Information Technology 23,461,479 6 .8
Materials (12,663,187) ( 3 .6 )
Purchased Options 1,113,906 0 .3
Real Estate (1,813,298) ( 0 .5 )
Utilities 683,315 0 .2
Investment Companies 206,562,197 59 .6
U.S. Treasury Obligations 38,999,097 11 .3
Total Investments In Securities
At Value 306,555,631 88 .5
Other Assets in Excess of
Liabilities ‡ 39,974,282 11 .5
Net Assets
$ 346,529,913 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $521,840,842, which is inclusive of rehypothecated amounts disclosed below.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $6,553,696 of investments in securities and $(6,835,843) of securities sold short, which represents 1.89% and (1.97)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $4,601,484.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2025 amounted to $(6,635) of securities sold short, which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 5,100,000 $ (9,096) $ 21,121 $ 12,025
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 5,200,000 (2,546) 14,806 12,260
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 59,600,000 6,152 116,535 122,687
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 59,700,000 25,324 97,569 122,893
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 5,500,000 14,655 (5,987) 8,668
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 5,600,000 14,918 (6,092) 8,826
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 9,300,000 16,703 (7,405) 9,298
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 1,000,000 1,852 (853) 999
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 6,700,000 268,282 (30,017) 238,265
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 6,800,000 272,403 (30,582) 241,821
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 5,800,000 202,516 (13,080) 189,436
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 5,700,000 199,472 (13,368) 186,104
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 700,000 815 1,922 2,737
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 700,000 815 1,922 2,737
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 154,800,000 119,203 368,677 487,880
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 44,200,000 34,036 105,268 139,304
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 15,400,000 242,060 (80,873) 161,187
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 15,400,000 235,848 (74,661) 161,187
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 11,900,000 163,393 (61,611) 101,782
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 12,000,000 164,402 (61,765) 102,637
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 69,800,000 122,712 277,361 400,073
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 69,700,000 122,537 276,977 399,514
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 49,400,000 124,917 91,669 216,586
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 49,300,000 124,487 91,661 216,148
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,100,000 16,116 2,069 18,185
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,200,000 16,953 1,816 18,769
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 12,100,000 54,501 8,162 62,663
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 12,200,000 55,023 8,161 63,184
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 1,543,100,000 (24,976) 29,625 4,649
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 1,543,200,000 (24,972) 29,621 4,649
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 323,300,000 (36,383) 43,526 7,143
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 80,000,000 (5,213) 6,981 1,768
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 1,010,800,000 7,916 39,397 47,313
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 1,010,800,000 7,916 39,398 47,314
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 22,500,000 (68,828) 70,534 1,706
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 22,400,000 (68,684) 70,382 1,698
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 11,500,000 1,473 816 2,289
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 11,500,000 1,473 816 2,289
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,900,000 18,111 21,250 39,361
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,900,000 18,236 21,124 39,360
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 12,100,000 240,608 44,847 285,455
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 12,200,000 242,543 45,272 287,815
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 232,300,000 (117,873) 154,712 36,839
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 232,300,000 (117,873) 154,712 36,839
2,681,927 1,872,415 4,554,342
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 7,900,000 (23,996) (81,276) (105,272)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 7,900,000 (23,996) (81,276) (105,272)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 3,100,000 (55,280) 11,379 (43,901)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 3,200,000 (57,063) 11,746 (45,317)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 3,850,200,000 (5,604) (42,246) (47,850)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 3,850,200,000 (5,604) (42,246) (47,850)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 9,600,000 (11,346) (26,305) (37,651)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 9,600,000 (11,649) (26,003) (37,652)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 39,800,000 (80,337) (104,465) (184,802)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 39,800,000 $ (80,078) $ (104,724) $ (184,802)
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 400,000 4,058 (6,630) (2,572)
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 2,100,000 3,891 (17,396) (13,505)
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 6,300,000 63,984 (91,106) (27,122)
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 6,300,000 63,496 (90,618) (27,122)
Receive 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 56,700,000 (123,780) 117,918 (5,862)
Receive 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 56,700,000 (123,760) 117,809 (5,951)
(467,064) (455,439) (922,503)
$ 2,214,863 $ 1,416,976 $ 3,631,839
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 10/30/2025 HKD 63,201,600 $ 157,577
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 61,095,850 481,126
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 12/11/2025 KRW 6,305,012,500 225,919
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/15/2025 TWD 212,814,600 127,109

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%)
Monthly BANA 12/17/2025 AUD (692,797) $ 1,203
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly BANA 12/17/2025 BRL 3,287,340 13,351
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.15%)
Monthly BANA 12/17/2025 SGD (2,235,598) 21,546
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.08%)
Increases in
total return of
reference entity
Monthly BANA 12/17/2025 SEK 10,935,819 1,382
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.18%)
Monthly BANA 12/17/2025 CHF (1,142,259) 23,786
Total unrealized appreciation 1,052,999
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 10/17/2025 EUR (26,994,968) (599,320)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 12/19/2025 CHF (2,421,200) (45,222)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 PLN (2,971,280) (1,770)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.70%)
Monthly BANA 12/17/2025 CAD (179,313) (3,976)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS
Monthly BANA 12/17/2025 MXN (33,426,472) $ (57,943)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.05%)
Monthly BANA 12/17/2025 ZAR (2,655,153) (6,053)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.35%)
Monthly BANA 12/17/2025 GBP (151,607) (1,659)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SHIRON plus or
minus a specified
spread (-0.80%)
Monthly BANA 12/17/2025 ILS (611,087) (3,546)
Total unrealized depreciation (719,489)
Net unrealized appreciation $ 333,510
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 432 10/2025 USD $ 28,524,960 $ (384,658)
Hang Seng Index 15 10/2025 HKD 2,593,694 44,449
HSCEI 11 10/2025 HKD 676,797 10,924
IBEX 35 Index 74 10/2025 EUR 13,473,391 233,588
IFSC NIFTY 50 Index 22 10/2025 USD 1,089,506 (6,003)
LME Aluminum Base Metal 2 10/2025 USD 134,040 1,717
LME Aluminum Base Metal 2 10/2025 USD 134,035 3,464
LME Aluminum Base Metal 3 10/2025 USD 201,054 9,142
LME Aluminum Base Metal 3 10/2025 USD 201,135 8,236
LME Aluminum Base Metal 7 10/2025 USD 469,119 12,041
LME Aluminum Base Metal 4 10/2025 USD 268,065 4,690
LME Aluminum Base Metal 4 10/2025 USD 268,105 3,714
LME Aluminum Base Metal 8 10/2025 USD 536,310 16,459
LME Aluminum Base Metal 5 10/2025 USD 335,351 12,133
LME Aluminum Base Metal 5 10/2025 USD 335,350 11,403
LME Aluminum Base Metal 6 10/2025 USD 401,832 11,252
LME Aluminum Base Metal 6 10/2025 USD 401,900 10,201
LME Copper Base Metal 4 10/2025 USD 1,022,552 26,375

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 10/2025 USD $ 256,326 $ 11,745
LME Copper Base Metal 1 10/2025 USD 256,332 13,002
LME Copper Base Metal 1 10/2025 USD 255,677 6,050
LME Copper Base Metal 1 10/2025 USD 255,928 15,431
LME Copper Base Metal 1 10/2025 USD 256,307 10,924
LME Copper Base Metal 5 10/2025 USD 1,280,390 79,077
LME Copper Base Metal 8 10/2025 USD 2,048,756 113,535
LME Lead Base Metal 1 10/2025 USD 48,809 (1,360)
LME Lead Base Metal 1 10/2025 USD 48,822 (972)
LME Nickel Base Metal 2 10/2025 USD 181,062 278
LME Nickel Base Metal 2 10/2025 USD 181,136 (4,473)
LME Nickel Base Metal 1 10/2025 USD 90,665 (118)
LME Nickel Base Metal 1 10/2025 USD 90,586 (2,687)
LME Nickel Base Metal 1 10/2025 USD 90,686 107
LME Nickel Base Metal 1 10/2025 USD 90,707 1,874
LME Nickel Base Metal 1 10/2025 USD 90,522 219
LME Nickel Base Metal 1 10/2025 USD 90,595 (2,768)
LME Nickel Base Metal 1 10/2025 USD 90,577 (2,432)
LME Nickel Base Metal 1 10/2025 USD 90,499 (644)
LME Nickel Base Metal 1 10/2025 USD 90,644 (799)
LME Nickel Base Metal 1 10/2025 USD 90,310 (1,254)
LME Nickel Base Metal 1 10/2025 USD 90,513 510
LME Zinc Base Metal 2 10/2025 USD 149,200 6,330
LME Zinc Base Metal 1 10/2025 USD 74,696 4,941
LME Zinc Base Metal 1 10/2025 USD 74,858 7,358
LME Zinc Base Metal 1 10/2025 USD 74,733 7,525
LME Zinc Base Metal 1 10/2025 USD 75,400 7,071
LME Zinc Base Metal 1 10/2025 USD 74,901 6,845
LME Zinc Base Metal 1 10/2025 USD 75,318 6,604
LME Zinc Base Metal 1 10/2025 USD 74,650 4,836
LME Zinc Base Metal 1 10/2025 USD 74,633 4,202
LME Zinc Base Metal 1 10/2025 USD 74,641 4,622
NY Harbor ULSD 12 10/2025 USD 1,171,346 4,767
OMXS30 Index 463 10/2025 SEK 13,106,465 138,372
RBOB Gasoline 143 10/2025 USD 11,545,334 (34,329)
SGX FTSE China A50 Index 263 10/2025 USD 3,975,245 (12,176)
SGX FTSE Taiwan Index 150 10/2025 USD 12,829,500 (100,310)
Feeder Cattle 5 11/2025 USD 898,375 26,483
LME Aluminum Base Metal 1 11/2025 USD 67,029 1,351
LME Aluminum Base Metal 1 11/2025 USD 66,979 2,640
LME Aluminum Base Metal 2 11/2025 USD 134,040 5,663
LME Aluminum Base Metal 2 11/2025 USD 133,909 4,074
LME Aluminum Base Metal 4 11/2025 USD 268,099 11,112
LME Aluminum Base Metal 3 11/2025 USD 201,088 6,004
LME Aluminum Base Metal 3 11/2025 USD 200,996 5,110
LME Aluminum Base Metal 3 11/2025 USD 201,088 5,074
LME Aluminum Base Metal 3 11/2025 USD 201,088 8,351
LME Aluminum Base Metal 3 11/2025 USD 200,996 3,509
LME Aluminum Base Metal 5 11/2025 USD 335,146 10,406
LME Aluminum Base Metal 5 11/2025 USD 335,146 12,175
LME Aluminum Base Metal 5 11/2025 USD 335,146 8,206
LME Copper Base Metal 2 11/2025 USD 513,202 20,610
LME Copper Base Metal 1 11/2025 USD 256,409 11,729
LME Copper Base Metal 1 11/2025 USD 256,373 14,336
LME Copper Base Metal 1 11/2025 USD 256,379 13,672
LME Copper Base Metal 1 11/2025 USD 256,421 12,868
LME Copper Base Metal 1 11/2025 USD 256,415 10,612

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 11/2025 USD $ 256,426 $ 13,111
LME Copper Base Metal 8 11/2025 USD 2,051,558 104,537
LME Nickel Base Metal 2 11/2025 USD 181,594 (212)
LME Nickel Base Metal 1 11/2025 USD 90,867 246
LME Nickel Base Metal 1 11/2025 USD 90,762 370
LME Nickel Base Metal 1 11/2025 USD 90,776 893
LME Nickel Base Metal 3 11/2025 USD 272,745 989
LME Nickel Base Metal 3 11/2025 USD 272,548 (1,487)
LME Nickel Base Metal 4 11/2025 USD 363,223 91
LME Nickel Base Metal 4 11/2025 USD 364,023 (1,961)
LME Zinc Base Metal 1 11/2025 USD 74,378 4,783
LME Zinc Base Metal 3 11/2025 USD 223,073 14,839
Low Sulphur Gasoil 112 11/2025 USD 7,694,400 42,950
Soybean 79 11/2025 USD 3,956,912 (41,450)
100 oz Gold 20 12/2025 USD 7,746,400 242,544
Australia 10 Year Bond 1,321 12/2025 AUD 98,853,951 (331,655)
Australia 3 Year Bond 85 12/2025 AUD 6,004,249 (25,759)
Cocoa 8 12/2025 GBP 508,910 (73,281)
Cocoa 9 12/2025 USD 607,410 (88,156)
Coffee 'C' 39 12/2025 USD 5,482,181 1,231,228
Copper 3 12/2025 USD 364,237 13,492
Corn 229 12/2025 USD 4,757,475 (66,408)
DAX Index 3 12/2025 EUR 2,114,259 9,751
DJIA CBOT E-Mini Index 13 12/2025 USD 3,034,785 13,713
Euro-Bobl 78 12/2025 EUR 10,784,894 (34,810)
Euro-BTP 99 12/2025 EUR 13,932,604 43,417
Euro-Bund 464 12/2025 EUR 69,996,110 (127,384)
Euro-Buxl 5 12/2025 EUR 670,617 (2,921)
Euro-OAT 93 12/2025 EUR 13,246,524 63,522
FTSE/MIB Index 93 12/2025 EUR 23,198,888 121,319
KOSPI 200 Index 137 12/2025 KRW 11,616,024 832,744
Lean Hogs 40 12/2025 USD 1,419,600 1,749
Live Cattle 45 12/2025 USD 4,225,950 10,487
LME Aluminum Base Metal 1 12/2025 USD 67,060 1,707
LME Aluminum Base Metal 1 12/2025 USD 66,978 275
LME Aluminum Base Metal 4 12/2025 USD 268,040 1,635
LME Aluminum Base Metal 3 12/2025 USD 201,006 (333)
LME Aluminum Base Metal 3 12/2025 USD 201,184 2,199
LME Aluminum Base Metal 2 12/2025 USD 134,094 (1,424)
LME Aluminum Base Metal 2 12/2025 USD 133,956 (194)
LME Aluminum Base Metal 2 12/2025 USD 134,125 (418)
LME Aluminum Base Metal 2 12/2025 USD 133,957 1,839
LME Aluminum Base Metal 2 12/2025 USD 134,120 3,490
LME Aluminum Base Metal 89 12/2025 USD 5,964,980 130,173
LME Copper Base Metal 2 12/2025 USD 513,421 13,360
LME Copper Base Metal 2 12/2025 USD 513,275 4,770
LME Copper Base Metal 6 12/2025 USD 298,275 (1,254,500)
LME Copper Base Metal 1 12/2025 USD 256,773 3,273
LME Copper Base Metal 1 12/2025 USD 256,563 7,130
LME Copper Base Metal 1 12/2025 USD 256,704 7,939
LME Copper Base Metal 1 12/2025 USD 256,638 6,885
LME Copper Base Metal 1 12/2025 USD 256,611 7,110
LME Copper Base Metal 1 12/2025 USD 256,729 9,063
LME Copper Base Metal 9 12/2025 USD 2,310,412 (7,337)
LME Copper Base Metal 55 12/2025 USD 14,123,216 356,863
LME Lead Base Metal 10 12/2025 USD 495,493 (3,644)
LME Nickel Base Metal 2 12/2025 USD 182,670 (1,474)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 12/2025 USD $ 91,249 $ (1,154)
LME Nickel Base Metal 1 12/2025 USD 91,335 (375)
LME Nickel Base Metal 1 12/2025 USD 91,141 (547)
LME Nickel Base Metal 4 12/2025 USD 365,050 (1,514)
LME Zinc Base Metal 1 12/2025 USD 74,000 897
LME Zinc Base Metal 1 12/2025 USD 74,024 1,963
LME Zinc Base Metal 1 12/2025 USD 74,278 (224)
LME Zinc Base Metal 1 12/2025 USD 74,304 1,226
LME Zinc Base Metal 1 12/2025 USD 74,116 1,716
LME Zinc Base Metal 1 12/2025 USD 74,341 2,588
LME Zinc Base Metal 1 12/2025 USD 380,875 307,132
LME Zinc Base Metal 37 12/2025 USD 2,746,454 143,520
Long Gilt 609 12/2025 GBP 74,451,109 405,198
MSCI EAFE Index 5 12/2025 USD 696,325 (1,534)
MSCI Emerging Markets Index 52 12/2025 USD 3,535,220 35,489
NASDAQ 100 E-Mini Index 8 12/2025 USD 3,984,280 82,441
Nikkei 225 Index 2 12/2025 JPY 608,446 (3,726)
Palladium 2 12/2025 USD 257,480 31,752
Russell 2000 E-Mini Index 64 12/2025 USD 7,857,600 50,255
S&P 500 E-Mini Index 174 12/2025 USD 58,627,125 602,225
S&P Midcap 400 E-Mini Index 20 12/2025 USD 6,572,400 (62,947)
SET50 Index 413 12/2025 THB 2,079,466 (10,584)
Soybean Meal 2 12/2025 USD 54,660 (2,892)
Soybean Oil 56 12/2025 USD 1,662,864 (46,814)
TOPIX Index 240 12/2025 JPY 50,974,744 304,604
U.S. Treasury 5 Year Note 272 12/2025 USD 29,696,875 (25,274)
U.S. Treasury Long Bond 154 12/2025 USD 17,960,250 142,029
U.S. Treasury Ultra Bond 90 12/2025 USD 10,816,875 (16,170)
Wheat 48 12/2025 USD 1,219,200 (57,738)
Sugar No. 11 97 2/2026 USD 1,803,424 20,632
3 Month Euro Euribor 51 3/2026 EUR 14,671,252 (6,226)
90-Day New Zealand Bill 4 3/2026 NZD 2,305,301 2,197
3 Month CORRA 89 6/2026 CAD 15,629,518 10,405
3 Month SARON 1 6/2026 CHF 314,349 (77)
3 Month SOFR 2 6/2026 USD 482,500 (526)
90-Day New Zealand Bill 4 6/2026 NZD 2,305,188 2,190
3 Month CORRA 90 9/2026 CAD 15,805,939 2,310
3 Month SARON 8 9/2026 CHF 2,515,043 (1,635)
90-Day Australian Bank Bill 6 9/2026 AUD 3,936,904 (1,978)
90-Day New Zealand Bill 5 9/2026 NZD 2,880,990 2,032
3 Month CORRA 14 12/2026 CAD 2,457,821 232
3 Month Euro Euribor 7 12/2026 EUR 2,012,879 (2,128)
3 Month SARON 8 12/2026 CHF 2,514,917 (961)
3 Month Euro Euribor 13 3/2027 EUR 3,735,915 (4,196)
3 Month SARON 7 3/2027 CHF 2,200,113 (518)
3 Month Euro Euribor 10 6/2027 EUR 2,872,020 (3,050)
3 Month Euro Euribor 15 9/2027 EUR 4,305,388 (5,119)
Total of long contracts 3,669,819
Short Contracts
CAC 40 10 Euro Index (14) 10/2025 EUR (1,297,677) (6,228)
LME Aluminum Base Metal (2) 10/2025 USD (134,040) (2,096)
LME Aluminum Base Metal (2) 10/2025 USD (134,035) (3,228)
LME Aluminum Base Metal (3) 10/2025 USD (201,054) (9,351)
LME Aluminum Base Metal (3) 10/2025 USD (201,135) (8,394)
LME Aluminum Base Metal (7) 10/2025 USD (469,119) (12,565)
LME Aluminum Base Metal (4) 10/2025 USD (268,065) (4,652)
LME Aluminum Base Metal (4) 10/2025 USD (268,105) (3,617)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (8) 10/2025 USD $ (536,310) $ (17,459)
LME Aluminum Base Metal (5) 10/2025 USD (335,351) (12,804)
LME Aluminum Base Metal (5) 10/2025 USD (335,350) (10,987)
LME Aluminum Base Metal (6) 10/2025 USD (401,832) (11,550)
LME Aluminum Base Metal (6) 10/2025 USD (401,900) (10,867)
LME Copper Base Metal (4) 10/2025 USD (1,022,552) (24,562)
LME Copper Base Metal (1) 10/2025 USD (256,326) (12,116)
LME Copper Base Metal (1) 10/2025 USD (256,332) (12,922)
LME Copper Base Metal (1) 10/2025 USD (255,677) (5,579)
LME Copper Base Metal (1) 10/2025 USD (255,928) (14,908)
LME Copper Base Metal (1) 10/2025 USD (256,307) (10,447)
LME Copper Base Metal (5) 10/2025 USD (1,280,390) (78,289)
LME Copper Base Metal (8) 10/2025 USD (2,048,756) (113,781)
LME Lead Base Metal (1) 10/2025 USD (48,809) 1,251
LME Lead Base Metal (1) 10/2025 USD (48,822) 975
LME Nickel Base Metal (2) 10/2025 USD (181,062) (208)
LME Nickel Base Metal (2) 10/2025 USD (181,136) 4,357
LME Nickel Base Metal (1) 10/2025 USD (90,665) 575
LME Nickel Base Metal (1) 10/2025 USD (90,586) 2,686
LME Nickel Base Metal (1) 10/2025 USD (90,686) (114)
LME Nickel Base Metal (1) 10/2025 USD (90,707) (1,413)
LME Nickel Base Metal (1) 10/2025 USD (90,522) (372)
LME Nickel Base Metal (1) 10/2025 USD (90,595) 2,503
LME Nickel Base Metal (1) 10/2025 USD (90,577) 2,506
LME Nickel Base Metal (1) 10/2025 USD (90,499) 217
LME Nickel Base Metal (1) 10/2025 USD (90,644) 793
LME Nickel Base Metal (1) 10/2025 USD (90,310) 1,337
LME Nickel Base Metal (1) 10/2025 USD (90,513) (197)
LME Zinc Base Metal (2) 10/2025 USD (149,200) (6,463)
LME Zinc Base Metal (1) 10/2025 USD (74,696) (5,173)
LME Zinc Base Metal (1) 10/2025 USD (74,858) (7,274)
LME Zinc Base Metal (1) 10/2025 USD (74,733) (7,686)
LME Zinc Base Metal (1) 10/2025 USD (75,399) (6,681)
LME Zinc Base Metal (1) 10/2025 USD (74,901) (6,904)
LME Zinc Base Metal (1) 10/2025 USD (75,318) (6,627)
LME Zinc Base Metal (1) 10/2025 USD (74,650) (4,727)
LME Zinc Base Metal (1) 10/2025 USD (74,633) (4,136)
LME Zinc Base Metal (1) 10/2025 USD (74,641) (4,769)
MSCI Singapore Index (175) 10/2025 SGD (6,068,937) 132
Natural Gas (265) 10/2025 USD (8,752,950) (174,595)
WTI Crude Oil (49) 10/2025 USD (3,056,130) 31,711
LME Aluminum Base Metal (1) 11/2025 USD (67,029) (1,395)
LME Aluminum Base Metal (1) 11/2025 USD (66,979) (2,710)
LME Aluminum Base Metal (2) 11/2025 USD (134,040) (5,513)
LME Aluminum Base Metal (2) 11/2025 USD (133,909) (4,464)
LME Aluminum Base Metal (4) 11/2025 USD (268,099) (11,010)
LME Aluminum Base Metal (3) 11/2025 USD (201,088) (5,947)
LME Aluminum Base Metal (3) 11/2025 USD (201,088) (8,392)
LME Aluminum Base Metal (3) 11/2025 USD (200,995) (4,129)
LME Aluminum Base Metal (3) 11/2025 USD (201,088) (5,096)
LME Aluminum Base Metal (3) 11/2025 USD (200,996) (5,379)
LME Aluminum Base Metal (5) 11/2025 USD (335,146) (11,865)
LME Aluminum Base Metal (5) 11/2025 USD (335,146) (11,236)
LME Aluminum Base Metal (5) 11/2025 USD (335,146) (8,195)
LME Copper Base Metal (2) 11/2025 USD (513,202) (21,307)
LME Copper Base Metal (1) 11/2025 USD (256,409) (12,387)
LME Copper Base Metal (1) 11/2025 USD (256,373) (14,213)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2025 USD $ (256,379) $ (13,507)
LME Copper Base Metal (1) 11/2025 USD (256,421) (12,364)
LME Copper Base Metal (1) 11/2025 USD (256,415) (10,546)
LME Copper Base Metal (1) 11/2025 USD (256,426) (12,855)
LME Copper Base Metal (8) 11/2025 USD (2,051,558) (103,519)
LME Nickel Base Metal (2) 11/2025 USD (181,594) 282
LME Nickel Base Metal (1) 11/2025 USD (90,762) (340)
LME Nickel Base Metal (1) 11/2025 USD (90,776) (745)
LME Nickel Base Metal (1) 11/2025 USD (90,867) (390)
LME Nickel Base Metal (3) 11/2025 USD (272,745) (1,222)
LME Nickel Base Metal (3) 11/2025 USD (272,548) 2,581
LME Nickel Base Metal (4) 11/2025 USD (363,223) 407
LME Nickel Base Metal (4) 11/2025 USD (364,023) 1,263
LME Zinc Base Metal (1) 11/2025 USD (74,378) (5,031)
LME Zinc Base Metal (3) 11/2025 USD (223,073) (14,382)
Canada 10 Year Bond (594) 12/2025 CAD (52,225,221) (169,951)
Cotton No. 2 (21) 12/2025 USD (690,585) 15,879
Euro STOXX 50 Index (127) 12/2025 EUR (8,261,872) (149,330)
Euro-Schatz (59) 12/2025 EUR (7,409,700) 1,307
FTSE 100 Index (25) 12/2025 GBP (3,163,037) (39,264)
FTSE/JSE Top 40 Index (70) 12/2025 ZAR (4,140,660) (108,459)
Japan 10 Year Bond (72) 12/2025 JPY (66,101,633) 512,294
KC HRW Wheat (20) 12/2025 USD (497,750) 26,332
LME Aluminum Base Metal (1) 12/2025 USD (66,978) (478)
LME Aluminum Base Metal (1) 12/2025 USD (67,060) (1,574)
LME Aluminum Base Metal (4) 12/2025 USD (268,040) (1,716)
LME Aluminum Base Metal (3) 12/2025 USD (201,006) 161
LME Aluminum Base Metal (3) 12/2025 USD (201,184) (2,593)
LME Aluminum Base Metal (2) 12/2025 USD (134,120) (3,416)
LME Aluminum Base Metal (2) 12/2025 USD (133,956) (1,898)
LME Aluminum Base Metal (2) 12/2025 USD (134,094) 1,325
LME Aluminum Base Metal (2) 12/2025 USD (133,956) 205
LME Aluminum Base Metal (2) 12/2025 USD (134,125) 369
LME Aluminum Base Metal (10) 12/2025 USD (670,223) (6,648)
LME Copper Base Metal (3) 12/2025 USD (770,357) (11,506)
LME Copper Base Metal (2) 12/2025 USD (513,421) (14,327)
LME Copper Base Metal (2) 12/2025 USD (513,275) (3,202)
LME Copper Base Metal (6) 12/2025 USD (298,275) 1,253,297
LME Copper Base Metal (1) 12/2025 USD (256,773) (3,426)
LME Copper Base Metal (1) 12/2025 USD (256,563) (7,141)
LME Copper Base Metal (1) 12/2025 USD (256,704) (8,332)
LME Copper Base Metal (1) 12/2025 USD (256,611) (7,889)
LME Copper Base Metal (1) 12/2025 USD (256,638) (6,762)
LME Copper Base Metal (1) 12/2025 USD (256,729) (9,407)
LME Copper Base Metal (9) 12/2025 USD (2,310,412) 4,814
LME Nickel Base Metal (2) 12/2025 USD (182,670) 924
LME Nickel Base Metal (1) 12/2025 USD (91,249) 1,207
LME Nickel Base Metal (1) 12/2025 USD (91,335) 42
LME Nickel Base Metal (1) 12/2025 USD (91,141) 476
LME Nickel Base Metal (25) 12/2025 USD (2,281,565) 6,962
LME Zinc Base Metal (3) 12/2025 USD (222,686) (3,388)
LME Zinc Base Metal (1) 12/2025 USD (74,000) (1,003)
LME Zinc Base Metal (1) 12/2025 USD (74,024) (2,183)
LME Zinc Base Metal (1) 12/2025 USD (74,278) 289
LME Zinc Base Metal (1) 12/2025 USD (74,304) (1,083)
LME Zinc Base Metal (1) 12/2025 USD (74,116) (1,594)
LME Zinc Base Metal (1) 12/2025 USD (74,341) (2,569)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 12/2025 USD $ (380,875) $ (307,478)
MEX BOLSA Index (34) 12/2025 MXN (1,177,519) (18,710)
S&P/TSX 60 Index (40) 12/2025 CAD (10,190,702) (178,818)
Silver (28) 12/2025 USD (6,529,600) (931,806)
SPI 200 Index (30) 12/2025 AUD (4,403,448) (2,175)
U.S. Treasury 10 Year Note (364) 12/2025 USD (40,950,000) (101,764)
U.S. Treasury 2 Year Note (32) 12/2025 USD (6,668,000) (4,018)
Platinum (5) 1/2026 USD (401,425) (24,172)
90-Day Australian Bank Bill (44) 3/2026 AUD (28,870,626) 12,902
3 Month Euro Euribor (10) 6/2026 EUR (2,877,303) 17
3 Month SONIA (15) 6/2026 GBP (4,854,248) 3,364
90-Day Australian Bank Bill (3) 6/2026 AUD (1,968,596) 862
3 Month Euro Euribor (12) 9/2026 EUR (3,452,059) 414
3 Month SOFR (7) 9/2026 USD (1,692,425) 105
3 Month SONIA (4) 9/2026 GBP (1,295,677) 148
3 Month SOFR (6) 12/2026 USD (1,452,675) (311)
3 Month SONIA (5) 12/2026 GBP (1,620,352) 1,051
90-Day Australian Bank Bill (12) 12/2026 AUD (7,873,422) 4,230
3 Month CORRA (3) 3/2027 CAD (526,380) (300)
3 Month SOFR (4) 3/2027 USD (969,000) (842)
3 Month SONIA (2) 3/2027 GBP (648,242) 75
3 Month SOFR (2) 6/2027 USD (484,550) (364)
3 Month SONIA (2) 6/2027 GBP (648,141) 105
3 Month SOFR (1) 9/2027 USD (242,238) (50)
3 Month SONIA (1) 9/2027 GBP (323,970) (55)
3 Month SONIA (1) 12/2027 GBP (323,852) (44)
Total of short contracts (1,169,194)
Net unrealized appreciation $ 2,500,625
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 12,136,595 USD 7,889,232 CITI 12/17/2025 $ 148,890
AUD 12,136,570 USD 7,889,201 JPMC 12/17/2025 148,906
BRL 46,985,550 USD 8,432,509 CITI
**
12/17/2025 236,143
BRL 46,985,550 USD 8,432,492 JPMC
**
12/17/2025 236,160
CHF 11,000 USD 13,934 CITI 12/17/2025 13
CHF 11,000 USD 13,934 JPMC 12/17/2025 13
CLP 577,390,313 USD 597,342 CITI
**
12/17/2025 3,181
CLP 577,390,313 USD 597,341 JPMC
**
12/17/2025 3,182
CNY 44,893,790 USD 6,323,231 CITI
**
12/17/2025 9,123
CNY 44,893,799 USD 6,323,220 JPMC
**
12/17/2025 9,135
COP 3,150,865,500 USD 775,664 CITI
**
12/17/2025 19,677
COP 3,150,865,500 USD 775,663 JPMC
**
12/17/2025 19,679
CZK 69,057,125 USD 3,303,734 CITI 12/17/2025 33,056
CZK 69,057,125 USD 3,303,727 JPMC 12/17/2025 33,063
EUR 6,556,529 USD 7,694,443 CITI 12/17/2025 37,673
EUR 6,556,530 USD 7,694,429 JPMC 12/17/2025 37,688
GBP 2,217,000 USD 2,964,829 CITI 12/17/2025 17,098
GBP 2,217,000 USD 2,964,823 JPMC 12/17/2025 17,104
HUF 965,585,458 USD 2,829,642 CITI 12/17/2025 63,346
HUF 965,585,458 USD 2,829,636 JPMC 12/17/2025 63,351

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 5,440,500 USD 1,630,316 CITI 12/17/2025 $ 12,622
ILS 5,440,500 USD 1,630,312 JPMC 12/17/2025 12,625
JPY 2,557,581,329 USD 17,364,732 CITI 12/17/2025 68,155
JPY 2,557,581,329 USD 17,368,195 JPMC 12/17/2025 64,691
KRW 700,000,001 USD 498,838 CITI
**
12/17/2025 1,477
KRW 700,000,000 USD 498,837 JPMC
**
12/17/2025 1,478
NOK 241,922,435 USD 23,950,563 CITI 12/17/2025 296,476
NOK 241,922,430 USD 23,950,514 JPMC 12/17/2025 296,524
PEN 2,669,364 USD 753,347 CITI
**
12/17/2025 13,923
PEN 2,669,364 USD 753,346 JPMC
**
12/17/2025 13,924
PLN 834,710 USD 227,881 CITI 12/17/2025 1,475
PLN 834,706 USD 227,879 JPMC 12/17/2025 1,476
SEK 95,458,021 USD 10,174,681 CITI 12/17/2025 14,129
SEK 95,458,015 USD 10,174,660 JPMC 12/17/2025 14,149
TWD 58,224,160 USD 1,914,361 CITI
**
12/17/2025 8,177
TWD 58,224,158 USD 1,914,357 JPMC
**
12/17/2025 8,181
USD 2,929,946 AUD 4,391,502 CITI 12/17/2025 21,434
USD 2,929,950 AUD 4,391,498 JPMC 12/17/2025 21,440
USD 1,006,181 BRL 5,447,000 CITI
**
12/17/2025 1,230
USD 1,006,183 BRL 5,447,000 JPMC
**
12/17/2025 1,232
USD 17,230,280 CAD 23,638,030 CITI 12/17/2025 183,336
USD 17,230,316 CAD 23,638,031 JPMC 12/17/2025 183,371
USD 781,303 CHF 614,045 CITI 12/17/2025 2,781
USD 781,305 CHF 614,045 JPMC 12/17/2025 2,782
USD 757,852 CNY 5,363,428 CITI
**
12/17/2025 1,330
USD 757,853 CNY 5,363,425 JPMC
**
12/17/2025 1,331
USD 2,879,050 EUR 2,436,999 CITI 12/17/2025 5,097
USD 2,879,058 EUR 2,437,001 JPMC 12/17/2025 5,103
USD 19,797,587 GBP 14,668,365 CITI 12/17/2025 68,224
USD 19,797,625 GBP 14,668,364 JPMC 12/17/2025 68,264
USD 301,991 HUF 100,000,000 CITI 12/17/2025 2,381
USD 301,991 HUF 100,000,000 JPMC 12/17/2025 2,382
USD 151,988 IDR 2,505,151,000 CITI
**
12/17/2025 2,168
USD 151,989 IDR 2,505,151,000 JPMC
**
12/17/2025 2,168
USD 87,460 ILS 288,500 CITI 12/17/2025 338
USD 87,460 ILS 288,500 JPMC 12/17/2025 338
USD 6,516,348 INR 575,079,003 CITI
**
12/17/2025 73,696
USD 6,516,361 INR 575,078,997 JPMC
**
12/17/2025 73,709
USD 3,112,432 JPY 453,764,064 CITI 12/17/2025 19,503
USD 3,112,835 JPY 453,764,060 JPMC 12/17/2025 19,906
USD 723,494 KRW 1,001,409,501 CITI
**
12/17/2025 7,751
USD 723,496 KRW 1,001,409,499 JPMC
**
12/17/2025 7,752
USD 135,886 MXN 2,500,000 CITI 12/17/2025 497
USD 135,887 MXN 2,500,000 JPMC 12/17/2025 498
USD 1,511,631 NOK 14,999,999 CITI 12/17/2025 8,233
USD 1,511,634 NOK 15,000,001 JPMC 12/17/2025 8,236
USD 2,178,093 NZD 3,698,620 CITI 12/17/2025 27,299
USD 2,178,096 NZD 3,698,619 JPMC 12/17/2025 27,303
USD 667,452 PHP 38,176,500 CITI
**
12/17/2025 14,464
USD 667,453 PHP 38,176,500 JPMC
**
12/17/2025 14,466
USD 573,527 PLN 2,076,064 CITI 12/17/2025 3,080
USD 573,528 PLN 2,076,064 JPMC 12/17/2025 3,081
USD 8,774,986 SEK 81,419,456 CITI 12/17/2025 84,596
USD 8,775,003 SEK 81,419,455 JPMC 12/17/2025 84,614
USD 10,505,478 SGD 13,398,648 CITI 12/17/2025 58,386
USD 10,505,501 SGD 13,398,651 JPMC 12/17/2025 58,407
USD 3,265,627 THB 104,823,449 CITI 12/17/2025 10,131
USD 3,265,634 THB 104,823,449 JPMC 12/17/2025 10,138

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 144,544,105 USD 8,132,559 CITI 12/17/2025 $ 190,841
ZAR 144,544,104 USD 8,132,543 JPMC 12/17/2025 190,857
Total unrealized appreciation 3,540,137
AUD 2,699,001 USD 1,797,806 CITI 12/17/2025 (10,246)
AUD 2,698,999 USD 1,797,801 JPMC 12/17/2025 (10,242)
CAD 5,263,999 USD 3,834,301 CITI 12/17/2025 (38,084)
CAD 5,264,001 USD 3,834,295 JPMC 12/17/2025 (38,076)
CHF 1,168,500 USD 1,489,025 CITI 12/17/2025 (7,533)
CHF 1,168,500 USD 1,489,022 JPMC 12/17/2025 (7,529)
CNY 36,439,637 USD 5,150,786 CITI
**
12/17/2025 (10,905)
CNY 36,439,658 USD 5,150,778 JPMC
**
12/17/2025 (10,895)
EUR 4,030,500 USD 4,759,185 CITI 12/17/2025 (6,016)
EUR 4,030,500 USD 4,759,176 JPMC 12/17/2025 (6,007)
GBP 7,477,500 USD 10,107,916 CITI 12/17/2025 (50,469)
GBP 7,477,500 USD 10,107,896 JPMC 12/17/2025 (50,449)
INR 422,731,503 USD 4,789,582 CITI
**
12/17/2025 (53,690)
INR 422,731,497 USD 4,789,572 JPMC
**
12/17/2025 (53,680)
JPY 4,227,635,546 USD 28,980,040 CITI 12/17/2025 (163,795)
JPY 4,227,635,542 USD 28,990,468 JPMC 12/17/2025 (174,223)
KRW 8,024,164,867 USD 5,799,358 CITI
**
12/17/2025 (64,199)
KRW 8,024,164,865 USD 5,799,346 JPMC
**
12/17/2025 (64,187)
NZD 14,878,501 USD 8,772,491 CITI 12/17/2025 (120,456)
NZD 14,878,499 USD 8,772,472 JPMC 12/17/2025 (120,439)
PLN 192,626 USD 53,115 CITI 12/17/2025 (186)
PLN 192,626 USD 53,115 JPMC 12/17/2025 (186)
SEK 8,012,982 USD 856,743 CITI 12/17/2025 (1,469)
SEK 8,012,982 USD 856,741 JPMC 12/17/2025 (1,468)
SGD 3,102,232 USD 2,431,026 CITI 12/17/2025 (12,180)
SGD 3,102,234 USD 2,431,023 JPMC 12/17/2025 (12,174)
TWD 215,672,476 USD 7,161,565 CITI
**
12/17/2025 (40,146)
TWD 215,672,478 USD 7,161,550 JPMC
**
12/17/2025 (40,133)
USD 11,980,525 AUD 18,325,512 CITI 12/17/2025 (156,546)
USD 11,980,533 AUD 18,325,488 JPMC 12/17/2025 (156,522)
USD 1,483,184 BRL 8,137,000 CITI
**
12/17/2025 (18,060)
USD 1,483,187 BRL 8,137,000 JPMC
**
12/17/2025 (18,057)
USD 243,386 CAD 337,999 CITI 12/17/2025 (368)
USD 243,387 CAD 338,001 JPMC 12/17/2025 (367)
USD 39,464,792 CHF 31,283,347 CITI 12/17/2025 (198,081)
USD 39,464,871 CHF 31,283,347 JPMC 12/17/2025 (198,002)
USD 5,209,129 CNY 36,989,774 CITI
**
12/17/2025 (8,349)
USD 5,209,144 CNY 36,989,806 JPMC
**
12/17/2025 (8,338)
USD 519,371 DKK 3,304,500 CITI 12/17/2025 (3,090)
USD 519,372 DKK 3,304,500 JPMC 12/17/2025 (3,089)
USD 16,444,436 EUR 14,023,625 CITI 12/17/2025 (93,627)
USD 16,444,469 EUR 14,023,625 JPMC 12/17/2025 (93,594)
USD 790,881 HKD 6,150,000 CITI 12/17/2025 (686)
USD 790,875 HKD 6,150,000 JPMC 12/17/2025 (692)
USD 501,767 HUF 170,000,000 CITI 12/17/2025 (7,569)
USD 501,768 HUF 170,000,000 JPMC 12/17/2025 (7,568)
USD 3,471,943 ILS 11,608,749 CITI 12/17/2025 (33,700)
USD 3,471,950 ILS 11,608,749 JPMC 12/17/2025 (33,693)
USD 2,052,829 JPY 302,258,438 CITI 12/17/2025 (7,413)
USD 2,052,362 JPY 302,258,438 JPMC 12/17/2025 (7,881)
USD 14,424,148 MXN 272,632,938 CITI 12/17/2025 (340,473)
USD 14,424,177 MXN 272,632,938 JPMC 12/17/2025 (340,444)
USD 628,908 NOK 6,316,003 CITI 12/17/2025 (4,123)
USD 628,908 NOK 6,315,997 JPMC 12/17/2025 (4,122)
USD 2,473,531 NZD 4,271,501 CITI 12/17/2025 (10,400)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,473,535 NZD 4,271,499 JPMC 12/17/2025 $ (10,395)
USD 1,507,030 PLN 5,515,438 CITI 12/17/2025 (8,465)
USD 1,507,031 PLN 5,515,434 JPMC 12/17/2025 (8,462)
USD 7,844,345 SEK 73,568,297 CITI 12/17/2025 (8,043)
USD 7,844,360 SEK 73,568,291 JPMC 12/17/2025 (8,027)
USD 527,108 SGD 676,501 CITI 12/17/2025 (368)
USD 527,108 SGD 676,499 JPMC 12/17/2025 (367)
USD 3,189,545 THB 102,884,886 CITI 12/17/2025 (5,746)
USD 3,189,551 THB 102,884,886 JPMC 12/17/2025 (5,739)
USD 1,956,732 ZAR 34,500,000 CITI 12/17/2025 (29,910)
USD 1,956,736 ZAR 34,500,000 JPMC 12/17/2025 (29,906)
ZAR 500,000 USD 28,795 CITI 12/17/2025 (3)
ZAR 500,000 USD 28,795 JPMC 12/17/2025 (3)
Total unrealized depreciation (3,039,350)
Net unrealized appreciation $ 500,787
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 131.0%
COMMON STOCKS - 52.6%
Australia - 0 .9%
ALS Ltd. (2)(a) 185 2,437
ANZ Group Holdings Ltd. (2)(a) 136 2,986
Aristocrat Leisure Ltd. (2)(a) 304 14,073
BHP Group Ltd. (2)(a) 100 2,794
Brambles Ltd. (2)(a) 479 7,859
Evolution Mining Ltd. (2)(a) 3,077 21,936
Glencore plc (2)(a) 949 4,371
Harvey Norman Holdings Ltd. (2)(a) 301 1,468
IGO Ltd. (2)*(a) 1,870 6,421
JB Hi-Fi Ltd. (2)(a) 137 10,514
Lynas Rare Earths Ltd. (2)*(a) 940 10,444
Mineral Resources Ltd. (2)*(a) 501 13,665
Northern Star Resources Ltd. (2)(a) 304 4,747
Orica Ltd. (2)(a) 320 4,469
Pilbara Minerals Ltd. (2)*(a) 6,157 10,280
Pro Medicus Ltd. (2)(a) 71 14,455
Qantas Airways Ltd. (2)(a) 1,413 10,210
REA Group Ltd. (2)(a) 36 5,505
SEEK Ltd. (2)(a) 394 7,424
South32 Ltd. (2)(a) 6,176 11,195
Technology One Ltd. (2)(a) 401 10,209
Telstra Group Ltd. (2)(a) 2,570 8,193
Whitehaven Coal Ltd. (2)(a) 2,058 8,983
Worley Ltd. (2)(a) 191 1,774
196,412
Belgium - 0 .3%
Ageas SA/NV (2)(a) 103 7,144
Anheuser-Busch InBev SA/NV (2)(a) 489 29,231
Liberty Global Ltd., Class A *(a) 517 5,925
UCB SA (2)(a) 40 11,165
Umicore SA (2)(a) 250 4,464
57,929
Brazil - 0 .1%
MercadoLibre, Inc. * 3 7,011
Wheaton Precious Metals Corp. 134 14,995
Yara International ASA (2) 222 8,137
30,143
Canada - 1 .6%
Agnico Eagle Mines Ltd. (a) 64 10,779
Air Canada *(a) 926 11,684
Alamos Gold, Inc., Class A (a) 340 11,851
ARC Resources Ltd. (a) 190 3,465
Atco Ltd., Class I (a) 49 1,774
AtkinsRealis Group, Inc. (a) 37 2,670
Bank of Montreal (a) 103 13,422
Bank of Nova Scotia (The) (a) 477 30,844
Barrick Mining Corp. (a) 549 18,032
Brookfield Asset Management Ltd.,
Class A (a) 45 2,561
Brookfield Infrastructure Corp.,
Class A (a) 45 1,848
Canadian Imperial Bank of
Commerce (a) 284 22,694
Canadian Natural Resources Ltd. (a) 215 6,875
INVESTMENTS SHARES VALUE ($)
Canada - 1.6% (continued)
Capital Power Corp. (a) 137 6,433
Capstone Copper Corp. *(a) 243 2,064
Celestica, Inc. *(a) 140 34,451
Cenovus Energy, Inc. (a) 347 5,892
Empire Co. Ltd., Class A (a) 81 2,907
Fairfax Financial Holdings Ltd. (a) 5 8,748
Finning International, Inc. (a) 229 10,638
George Weston Ltd. (a) 138 8,418
iA Financial Corp., Inc. (a) 34 3,866
Kinross Gold Corp. (a) 442 10,970
Loblaw Cos. Ltd. (a) 119 4,603
Lundin Gold, Inc. (a) 242 15,679
Magna International, Inc. (a) 133 6,302
Manulife Financial Corp. (a) 437 13,615
MEG Energy Corp. (a) 69 1,392
Metro, Inc., Class A (a) 16 1,075
Onex Corp. (a) 15 1,331
Pan American Silver Corp. (a) 200 7,750
Royal Bank of Canada (a) 174 25,646
Stantec, Inc. (a) 75 8,088
Suncor Energy, Inc. (a) 126 5,273
Toronto-Dominion Bank (The) (a) 163 13,033
Whitecap Resources, Inc. (a) 501 3,823
340,496
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2) 1,000 4,685
Prosus NV (2) 313 22,134
Yangzijiang Shipbuilding Holdings
Ltd. (2) 2,400 6,279
33,098
Denmark - 0 .6%
Ambu A/S, Class B (2)(a) 47 691
AP Moller - Maersk A/S, Class B (2)
(a) 12 23,589
Danske Bank A/S (2)(a) 856 36,564
Genmab A/S (2)*(a) 66 20,364
ISS A/S (2)(a) 549 17,396
Jyske Bank A/S (Registered) (2)(a) 93 10,385
Royal Unibrew A/S (2)(a) 25 1,910
Zealand Pharma A/S (2)*(a) 155 11,430
122,329
Finland - 0 .3%
Elisa OYJ (2)(a) 75 3,937
Kone OYJ, Class B (2)(a) 205 13,983
Nordea Bank Abp (2)(a) 1,751 28,827
Wartsila OYJ Abp (2)(a) 794 23,816
70,563
France - 1 .4%
Air France-KLM (2)*(a) 2,013 27,179
Airbus SE (2)(a) 65 15,179
Amundi SA (2)(a)(b) 94 7,471
BNP Paribas SA (2)(a) 246 22,500
Bouygues SA (2)(a) 116 5,232
Carrefour SA (2)(a) 1,026 15,549
Credit Agricole SA (2)(a) 852 16,790
Danone SA (2)(a) 249 21,696

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 1.4% (continued)
Dassault Aviation SA (2)(a) 58 19,539
Eiffage SA (2)(a) 141 18,065
Forvia SE (2)*(a) 167 2,260
Gaztransport Et Technigaz SA (2)(a) 46 8,542
Safran SA (2)(a) 69 24,486
SCOR SE (2)(a) 104 3,678
Societe Generale SA (2)(a) 587 39,079
Technip Energies NV (2)(a) 108 5,097
Thales SA (2)(a) 104 32,875
TotalEnergies SE (2)(a) 57 3,472
Valeo SE (2)(a) 897 11,312
Vivendi SE (2)(a) 11 39
300,040
Germany - 1 .3%
Aurubis AG (2)(a) 49 6,146
Bayer AG (Registered) (2)(a) 494 16,446
Bayerische Motoren Werke AG (2)
(a) 44 4,435
Commerzbank AG (2)(a) 599 22,679
Daimler Truck Holding AG (2)(a) 129 5,334
Deutsche Bank AG (Registered) (2)
(a) 1,064 37,682
Deutsche Lufthansa AG
(Registered) (2)(a) 3,454 29,315
E.ON SE (2)(a) 1,409 26,539
Freenet AG (2)(a) 419 13,405
Fresenius Medical Care AG (2)(a) 8 423
GEA Group AG (2)(a) 116 8,576
Heidelberg Materials AG (2)(a) 49 11,076
HUGO BOSS AG (2)(a) 42 2,003
KION Group AG (2)(a) 86 5,835
Knorr-Bremse AG (2)(a) 16 1,505
Mercedes-Benz Group AG (2)(a) 53 3,341
Nemetschek SE (2)(a) 59 7,700
RENK Group AG (2)(a) 157 16,253
RWE AG (2)(a) 250 11,120
Scout24 SE (2)(a)(b) 42 5,269
Siemens AG (Registered) (2)(a) 40 10,799
Talanx AG (2)(a) 111 14,799
TeamViewer SE (2)*(a)(b) 377 3,850
264,530
Italy - 1 .2%
Amplifon SpA (2)(a) 435 7,095
Azimut Holding SpA (2)(a) 159 6,160
Banca Monte dei Paschi di Siena
SpA (2)(a) 2,346 20,875
Enel SpA (2)(a) 1,133 10,737
Eni SpA (2)(a) 178 3,114
Generali (2)(a) 611 24,012
Intesa Sanpaolo SpA (2)(a) 4,154 27,496
Italgas SpA (2)(a) 918 8,456
Leonardo SpA (2)(a) 708 45,304
Nexi SpA (2)(a)(b) 1,021 5,784
Pirelli & C SpA (2)(a)(b) 1,727 11,788
Poste Italiane SpA (2)(a)(b) 1,337 31,782
Prysmian SpA (2)(a) 156 15,525
Snam SpA (2)(a) 852 5,116
UniCredit SpA (2)(a) 241 18,339
INVESTMENTS SHARES VALUE ($)
Italy - 1.2% (continued)
Unipol Assicurazioni SpA (2)(a) 571 12,275
253,858
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 246 10,287
Japan - 6 .9%
ABC-Mart, Inc. (2)(a) 200 3,967
Advantest Corp. (2)(a) 100 9,894
Aeon Co. Ltd. (2)(a) 200 2,428
Aisin Corp. (2)(a) 500 8,635
Ajinomoto Co., Inc. (2)(a) 700 20,068
ANA Holdings, Inc. (2)(a) 700 13,524
Asahi Intecc Co. Ltd. (2)(a) 500 8,125
Asahi Kasei Corp. (2)(a) 200 1,572
Astellas Pharma, Inc. (2)(a) 700 7,630
Azbil Corp. (2)(a) 300 2,844
Brother Industries Ltd. (2)(a) 500 8,355
Canon, Inc. (2)(a) 300 8,755
Central Japan Railway Co. (2)(a) 400 11,468
Chubu Electric Power Co., Inc. (2)
(a) 400 5,555
Concordia Financial Group Ltd. (2)
(a) 2,300 17,609
CyberAgent, Inc. (2)(a) 700 8,403
Dai Nippon Printing Co. Ltd. (2)(a) 800 13,604
Dai-ichi Life Holdings, Inc. (2)(a) 2,900 22,812
Daiichi Sankyo Co. Ltd. (2)(a) 600 13,500
ENEOS Holdings, Inc. (2)(a) 1,800 11,400
Fujikura Ltd. (2)(a) 300 29,345
Fukuoka Financial Group, Inc. (2)(a) 500 14,954
Hankyu Hanshin Holdings, Inc. (2)
(a) 100 2,949
Hitachi Construction Machinery Co.
Ltd. (2)(a) 400 12,782
IHI Corp. (2)(a) 1,400 26,074
Inpex Corp. (2)(a) 900 16,205
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 1,400 25,819
Japan Airlines Co. Ltd. (2)(a) 700 14,095
Japan Post Bank Co. Ltd. (2)(a) 600 7,347
Japan Post Insurance Co. Ltd. (2)(a) 300 8,502
Japan Tobacco, Inc. (2)(a) 200 6,559
Kajima Corp. (2)(a) 700 20,401
Kansai Electric Power Co., Inc.
(The) (2)(a) 2,000 28,608
Kao Corp. (2)(a) 100 4,358
KDDI Corp. (2)(a) 700 11,164
Kinden Corp. (2)(a) 500 17,098
Kirin Holdings Co. Ltd. (2)(a) 600 8,791
Kobe Steel Ltd. (2)(a) 1,500 17,725
Komatsu Ltd. (2)(a) 400 13,935
Kyoto Financial Group, Inc. (2)(a) 700 14,833
Kyushu Electric Power Co., Inc. (2)
(a) 1,400 13,987
LY Corp. (2)(a) 2,500 8,025
Marubeni Corp. (2)(a) 700 17,467
MatsukiyoCocokara & Co. (a) 200 4,063
Mitsubishi Chemical Group Corp.
(2)(a) 2,900 16,658

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 6.9% (continued)
Mitsubishi Electric Corp. (2)(a) 400 10,274
Mitsubishi Heavy Industries Ltd. (2)
(a) 700 18,318
Mitsubishi Motors Corp. (2)(a) 4,900 13,263
Mitsui Chemicals, Inc. (2)(a) 500 12,497
Mizuho Financial Group, Inc. (2)(a) 1,300 43,700
MS&AD Insurance Group Holdings,
Inc. (2)(a) 100 2,265
Murata Manufacturing Co. Ltd. (2)(a) 200 3,797
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 700 15,893
Nippon Steel Corp. (2)(a) 4,000 16,475
Nippon Yusen KK (2)(a) 500 17,063
Nissan Chemical Corp. (2)(a) 300 10,867
Niterra Co. Ltd. (2)(a) 600 23,145
Nomura Holdings, Inc. (2)(a) 4,400 32,246
NTT, Inc. (2)(a) 4,000 4,181
Obayashi Corp. (2)(a) 700 11,489
Oji Holdings Corp. (2)(a) 2,100 11,490
Open House Group Co. Ltd. (2)(a) 100 5,174
ORIX Corp. (2)(a) 1,500 39,368
Otsuka Corp. (2)(a) 100 2,087
Otsuka Holdings Co. Ltd. (2)(a) 300 15,999
Panasonic Holdings Corp. (2)(a) 2,600 28,221
Rakuten Group, Inc. (2)*(a) 2,300 14,915
Resona Holdings, Inc. (2)(a) 2,200 22,434
Sanrio Co. Ltd. (2)(a) 400 18,776
Sanwa Holdings Corp. (2)(a) 900 25,730
SCSK Corp. (2)(a) 300 8,980
Sega Sammy Holdings, Inc. (2)(a) 300 6,321
Seibu Holdings, Inc. (2)(a) 100 3,619
Seiko Epson Corp. (2)(a) 700 8,955
Shimamura Co. Ltd. (2)(a) 100 6,687
Shimizu Corp. (2)(a) 2,000 28,096
Shizuoka Financial Group, Inc. (2)
(a) 2,500 34,198
SoftBank Group Corp. (2)(a) 100 12,618
Sojitz Corp. (2)(a) 1,300 34,380
Sony Financial Group, Inc. * 300 333
Sony Group Corp. (2)(a) 300 8,624
Square Enix Holdings Co. Ltd. (2)(a) 900 19,368
Subaru Corp. (2)(a) 1,600 32,607
Sumitomo Corp. (2)(a) 600 17,360
Sumitomo Electric Industries Ltd.
(2)(a) 1,200 34,145
Sumitomo Forestry Co. Ltd. (2)(a) 300 3,579
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 900 26,122
Taisei Corp. (2)(a) 100 6,872
TBS Holdings, Inc. (2)(a) 400 15,171
TDK Corp. (2)(a) 100 1,448
Tokyo Century Corp. (2)(a) 400 5,095
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,600 7,495
Tokyo Gas Co. Ltd. (2)(a) 600 21,335
Toyo Suisan Kaisha Ltd. (2)(a) 200 14,288
Toyota Tsusho Corp. (2)(a) 700 19,378
USS Co. Ltd. (2)(a) 500 5,740
Yamato Holdings Co. Ltd. (2)(a) 200 3,197
Yamazaki Baking Co. Ltd. (2)(a) 900 20,037
INVESTMENTS SHARES VALUE ($)
Japan - 6.9% (continued)
Yokogawa Electric Corp. (2)(a) 800 22,959
Zensho Holdings Co. Ltd. (2)(a) 200 13,065
1,423,631
Luxembourg - 0 .1%
ArcelorMittal SA (2) 302 10,895
Netherlands - 0 .6%
Aalberts NV (2)(a) 100 3,297
ABN AMRO Bank NV, CVA (2)(a)(b) 731 23,450
Aegon Ltd. (2)(a) 1,455 11,730
Argenx SE (2)*(a) 8 5,911
ASML Holding NV (2)(a) 19 18,529
ASR Nederland NV (2)(a) 113 7,690
EXOR NV (2)(a) 27 2,643
ING Groep NV (2)(a) 237 6,213
Koninklijke KPN NV (2)(a) 1,267 6,081
Koninklijke Vopak NV (2)(a) 36 1,652
NN Group NV (2)(a) 402 28,347
SBM Offshore NV (2)(a) 208 5,323
120,866
Nigeria - 0 .0% †
Airtel Africa plc (2)(b) 2,233 7,333
Norway - 0 .3%
Equinor ASA (2)(a) 1,024 24,972
Norsk Hydro ASA (2)(a) 2,015 13,700
Orkla ASA (2)(a) 357 3,732
Telenor ASA (2)(a) 774 12,843
55,247
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 17,045 15,132
Singapore - 0 .1%
Grab Holdings Ltd., Class A * 519 3,124
Sea Ltd., ADR * 37 6,613
Singapore Technologies Engineering
Ltd. (2) 700 4,674
Singapore Telecommunications Ltd.
(2) 4,200 13,428
27,839
Spain - 0 .2%
Acciona SA (2)(a) 8 1,608
ACS Actividades de Construccion y
Servicios SA (2)(a) 24 1,924
Bankinter SA (2)(a) 182 2,877
Enagas SA (a) 225 3,516
Fluidra SA (2)(a) 144 3,917
Indra Sistemas SA (2)(a) 435 19,477
Repsol SA (2)(a) 780 13,870
47,189
Sweden - 1 .1%
Alfa Laval AB (2)(a) 169 7,717
Autoliv, Inc. (a) 286 35,321
Boliden AB (2)*(a) 89 3,633
Elekta AB, Class B (2)(a) 228 1,155
Embracer Group AB (2)*(a) 69 766

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 1.1% (continued)
EQT AB (2)(a) 255 8,844
Evolution AB (2)(a)(b) 217 17,864
Husqvarna AB, Class B (2)(a) 421 2,250
Saab AB, Class B (2)(a) 449 27,588
Sandvik AB (2)(a) 317 8,856
SSAB AB, Class B (2)(a) 828 4,829
Svenska Handelsbanken AB, Class
A (2)(a) 523 6,824
Swedbank AB, Class A (2)(a) 374 11,289
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 5,375 44,537
Telia Co. AB (2)(a) 7,261 27,700
Volvo AB, Class B (2)(a) 615 17,686
226,859
Switzerland - 0 .8%
ABB Ltd. (Registered) (2)(a) 258 18,670
Adecco Group AG (Registered) (2)
(a) 342 9,635
Avolta AG (2)*(a) 45 2,457
Bachem Holding AG, Class B (2)(a) 28 2,084
Belimo Holding AG (Registered) (2)
(a) 14 14,724
BKW AG (2)(a) 3 643
Clariant AG (Registered) (2)*(a) 469 4,363
Flughafen Zurich AG (Registered)
(2)(a) 24 7,349
Galderma Group AG (2)(a) 25 4,420
Galenica AG (2)(a)(b) 54 5,878
Geberit AG (Registered) (2)(a) 13 9,818
Kuehne + Nagel International AG
(Registered) (2)(a) 4 749
Logitech International SA
(Registered) (2)(a) 82 9,020
Lonza Group AG (Registered) (2)(a) 19 12,704
Schindler Holding AG (2)(a) 56 21,296
Schindler Holding AG (Registered)
(2)(a) 4 1,447
Swissquote Group Holding SA
(Registered) (2)(a) 21 14,772
TE Connectivity plc (a) 6 1,317
Temenos AG (Registered) (2)(a) 97 7,878
UBS Group AG (Registered) (2)(a) 501 20,598
169,822
Thailand - 0 .1%
Fabrinet * 31 11,303
United Kingdom - 0 .9%
Babcock International Group plc (2)
(a) 236 4,246
Barclays plc (2)(a) 336 1,729
Burberry Group plc (2)*(a) 166 2,622
Centrica plc (2)(a) 10,368 23,283
Compass Group plc (2)(a) 104 3,545
easyJet plc (2)(a) 2,804 17,532
Entain plc (2)(a) 378 4,467
Harbour Energy plc (2)(a) 892 2,499
HSBC Holdings plc (2)(a) 282 3,980
Imperial Brands plc (2)(a) 106 4,503
INVESTMENTS SHARES VALUE ($)
United Kingdom - 0.9% (continued)
InterContinental Hotels Group plc
(2)(a) 65 7,859
International Consolidated Airlines
Group SA (2)(a) 3,530 18,474
ITV plc (2)(a) 1,581 1,706
Lloyds Banking Group plc (2)(a) 12,754 14,432
Marks & Spencer Group plc (2)(a) 255 1,251
NatWest Group plc (2)(a) 874 6,173
Next plc (2)(a) 16 2,667
Rolls-Royce Holdings plc (2)(a) 1,190 19,128
Severn Trent plc (2)(a) 52 1,813
TechnipFMC plc (a) 821 32,389
Tesco plc (2)(a) 377 2,260
Vodafone Group plc (2)(a) 16,203 18,843
195,401
United States - 33 .5%
3M Co. (a) 150 23,277
A O Smith Corp. (a) 60 4,405
Abercrombie & Fitch Co., Class A
*(a) 135 11,549
Acerinox SA (2)(a) 722 9,483
Acuity, Inc. (a) 40 13,776
Adobe, Inc. *(a) 41 14,463
ADT, Inc. (a) 1,474 12,839
Advanced Micro Devices, Inc. *(a) 26 4,207
AES Corp. (The) (a) 406 5,343
Affirm Holdings, Inc., Class A *(a) 46 3,362
Aflac, Inc. (a) 102 11,393
Agilent Technologies, Inc. (a) 188 24,130
Air Lease Corp., Class A (a) 37 2,355
Akamai Technologies, Inc. *(a) 169 12,803
Alaska Air Group, Inc. *(a) 182 9,060
Albemarle Corp. (a) 118 9,567
Alcoa Corp. (a) 718 23,615
Alexandria Real Estate Equities,
Inc., REIT (a) 228 19,002
Align Technology, Inc. *(a) 67 8,390
Allegion plc (a) 107 18,976
Allison Transmission Holdings, Inc.
(a) 107 9,082
Allstate Corp. (The) (a) 108 23,182
Alnylam Pharmaceuticals, Inc. *(a) 6 2,736
Alphabet, Inc., Class A (a) 21 5,105
Altria Group, Inc. (a) 308 20,346
Amdocs Ltd. (a) 329 26,994
Amentum Holdings, Inc. *(a) 27 647
Ameren Corp. (a) 279 29,122
American Electric Power Co., Inc.
(a) 359 40,388
American Water Works Co., Inc. (a) 50 6,960
Ameriprise Financial, Inc. (a) 77 37,826
AMETEK, Inc. (a) 78 14,664
Amphenol Corp., Class A (a) 293 36,259
Amrize Ltd. (2)*(a) 33 1,614
APA Corp. 442 10,732
Apellis Pharmaceuticals, Inc. * 127 2,874
API Group Corp. *(a) 103 3,540
Appfolio, Inc., Class A *(a) 22 6,065
Apple, Inc. (a) 45 11,458

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
Applied Industrial Technologies, Inc.
(a) 35 9,137
AppLovin Corp., Class A *(a) 5 3,593
Aramark (a) 440 16,896
Arista Networks, Inc. *(a) 290 42,256
Armstrong World Industries, Inc. (a) 88 17,249
Arrow Electronics, Inc. *(a) 281 34,001
Associated Banc-Corp. (a) 177 4,551
Assurant, Inc. (a) 11 2,383
Assured Guaranty Ltd. (a) 96 8,126
AST SpaceMobile, Inc. * 24 1,178
Astera Labs, Inc. *(a) 15 2,937
AT&T, Inc. (a) 1,782 50,323
ATI, Inc. *(a) 68 5,531
Atmos Energy Corp. (a) 222 37,907
Automatic Data Processing, Inc. (a) 109 31,992
AutoNation, Inc. *(a) 51 11,157
AutoZone, Inc. *(a) 7 30,032
Avnet, Inc. (a) 96 5,019
Axalta Coating Systems Ltd. *(a) 244 6,983
Axis Capital Holdings Ltd. (a) 258 24,716
Bank of America Corp. (a) 521 26,878
Bank of New York Mellon Corp.
(The) (a) 298 32,470
Becton Dickinson & Co. (a) 36 6,738
BellRing Brands, Inc. *(a) 225 8,179
Berkshire Hathaway, Inc., Class B
*(a) 11 5,530
Best Buy Co., Inc. (a) 291 22,005
Biogen, Inc. *(a) 31 4,342
BioMarin Pharmaceutical, Inc. *(a) 496 26,863
Bio-Rad Laboratories, Inc., Class
A *(a) 10 2,804
Black Hills Corp. (a) 28 1,725
Block, Inc., Class A *(a) 127 9,178
Booking Holdings, Inc. (a) 3 16,198
Booz Allen Hamilton Holding Corp.,
Class A 187 18,691
BorgWarner, Inc. (a) 288 12,660
Boston Beer Co., Inc. (The), Class
A *(a) 28 5,920
Brighthouse Financial, Inc. *(a) 198 10,510
Brink's Co. (The) (a) 46 5,376
Broadcom, Inc. (a) 46 15,176
Brown & Brown, Inc. (a) 295 27,668
Bunge Global SA (a) 189 15,356
Buzzi SpA (2)(a) 200 11,021
BWX Technologies, Inc. (a) 18 3,319
Cabot Corp. (a) 84 6,388
CACI International, Inc., Class A *(a) 37 18,455
Capital One Financial Corp. (a) 46 9,779
CarMax, Inc. *(a) 129 5,788
Carnival Corp. *(a) 1,128 32,610
Carvana Co., Class A *(a) 17 6,413
Caterpillar, Inc. (a) 91 43,421
Celsius Holdings, Inc. *(a) 62 3,564
Cencora, Inc. (a) 36 11,251
Centene Corp. *(a) 555 19,802
CH Robinson Worldwide, Inc. (a) 27 3,575
Charles Schwab Corp. (The) (a) 160 15,275
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
Charter Communications, Inc., Class
A *(a) 23 6,327
Chevron Corp. (a) 45 6,988
Chord Energy Corp. (a) 43 4,273
Chubb Ltd. (a) 166 46,854
Ciena Corp. *(a) 158 23,016
Cirrus Logic, Inc. *(a) 58 7,267
Citigroup, Inc. (a) 402 40,803
Citizens Financial Group, Inc. (a) 500 26,580
Civitas Resources, Inc. (a) 574 18,655
Clarivate plc *(a) 386 1,478
Clorox Co. (The) (a) 80 9,864
Cloudflare, Inc., Class A *(a) 34 7,296
CME Group, Inc. (a) 77 20,805
CNA Financial Corp. (a) 53 2,462
CNX Resources Corp. *(a) 378 12,141
Coca-Cola Consolidated, Inc. (a) 262 30,696
Coherent Corp. *(a) 15 1,616
Comfort Systems USA, Inc. (a) 38 31,357
Commvault Systems, Inc. *(a) 19 3,587
Concentrix Corp. (a) 229 10,568
Confluent, Inc., Class A *(a) 829 16,414
Constellation Energy Corp. (a) 8 2,633
Copart, Inc. *(a) 532 23,924
COPT Defense Properties, REIT (a) 347 10,084
Corcept Therapeutics, Inc. *(a) 56 4,654
Corebridge Financial, Inc. (a) 150 4,808
Corning, Inc. (a) 121 9,926
Crane Co. (a) 42 7,734
CRH plc (a) 221 26,498
Crown Holdings, Inc. (a) 280 27,045
Cummins, Inc. (a) 90 38,013
Curtiss-Wright Corp. (a) 45 24,432
Danaher Corp. (a) 48 9,516
Deckers Outdoor Corp. *(a) 44 4,460
Dell Technologies, Inc., Class C (a) 105 14,886
Delta Air Lines, Inc. (a) 190 10,783
Devon Energy Corp. (a) 349 12,236
Dick's Sporting Goods, Inc. (a) 58 12,889
Dillard's, Inc., Class A 4 2,458
Dollar General Corp. (a) 21 2,170
Donaldson Co., Inc. (a) 36 2,947
DoorDash, Inc., Class A *(a) 43 11,696
Dover Corp. (a) 180 30,029
DraftKings, Inc., Class A *(a) 317 11,856
Dropbox, Inc., Class A *(a) 116 3,504
DTE Energy Co. (a) 133 18,810
Duke Energy Corp. (a) 337 41,704
Duolingo, Inc., Class A *(a) 22 7,080
Eagle Materials, Inc. (a) 8 1,864
East West Bancorp, Inc. (a) 126 13,413
eBay, Inc. (a) 72 6,548
Ecolab, Inc. (a) 77 21,087
Edison International (a) 314 17,358
Edwards Lifesciences Corp. *(a) 244 18,976
Elastic NV *(a) 88 7,435
Electronic Arts, Inc. 72 14,522
Elevance Health, Inc. (a) 41 13,248
EMCOR Group, Inc. (a) 62 40,271
EnerSys (a) 24 2,711

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
EPR Properties, REIT (a) 324 18,795
Essent Group Ltd. (a) 49 3,114
Essential Utilities, Inc. (a) 425 16,958
Evercore, Inc., Class A (a) 57 19,227
Everest Group Ltd. (a) 93 32,571
Eversource Energy (a) 190 13,517
Exelixis, Inc. *(a) 845 34,899
ExlService Holdings, Inc. *(a) 230 10,127
Expedia Group, Inc. (a) 156 33,345
Extra Space Storage, Inc., REIT (a) 124 17,477
Exxon Mobil Corp. (a) 81 9,133
F5, Inc. *(a) 20 6,464
Federated Hermes, Inc., Class B 362 18,799
FedEx Corp. (a) 147 34,664
Ferguson Enterprises, Inc. (a) 59 13,250
Fidelity National Financial, Inc. (a) 297 17,966
Fifth Third Bancorp (a) 218 9,712
First Hawaiian, Inc. (a) 172 4,271
First Solar, Inc. *(a) 53 11,688
FirstCash Holdings, Inc. (a) 69 10,931
Flex Ltd. *(a) 126 7,304
Flowserve Corp. (a) 249 13,232
Fluor Corp. *(a) 379 15,945
Ford Motor Co. (a) 1,659 19,842
Fortinet, Inc. *(a) 283 23,795
Gaming and Leisure Properties, Inc.,
REIT (a) 192 8,949
Gap, Inc. (The) (a) 643 13,754
Garmin Ltd. (a) 107 26,346
Gates Industrial Corp. plc *(a) 141 3,500
GE Aerospace (a) 86 25,871
GE HealthCare Technologies, Inc.
(a) 141 10,589
GE Vernova, Inc. (a) 23 14,143
General Dynamics Corp. (a) 112 38,192
General Motors Co. (a) 511 31,156
Genpact Ltd. (a) 366 15,332
Genuine Parts Co. (a) 90 12,474
Globe Life, Inc. (a) 83 11,867
Goldman Sachs Group, Inc. (The)
(a) 61 48,576
Goodyear Tire & Rubber Co. (The)
*(a) 878 6,567
Graham Holdings Co., Class B (a) 15 17,660
Grand Canyon Education, Inc. *(a) 11 2,415
Greif, Inc., Class A (a) 11 657
GSK plc (2)(a) 381 8,181
H&R Block, Inc. (a) 103 5,209
Haemonetics Corp. *(a) 262 12,770
Halliburton Co. (a) 163 4,010
Halozyme Therapeutics, Inc. *(a) 149 10,928
Hanover Insurance Group, Inc.
(The) (a) 109 19,798
Hartford Insurance Group, Inc. (The)
(a) 102 13,606
Hasbro, Inc. (a) 215 16,308
HCA Healthcare, Inc. (a) 79 33,670
Holcim AG (2)(a) 472 40,273
Hologic, Inc. *(a) 78 5,264
Houlihan Lokey, Inc., Class A (a) 15 3,080
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
Howard Hughes Holdings, Inc. *(a) 37 3,040
HubSpot, Inc. *(a) 20 9,356
Humana, Inc. (a) 11 2,862
Huntington Ingalls Industries, Inc. (a) 6 1,727
Huntsman Corp. (a) 963 8,648
Hyatt Hotels Corp., Class A (a) 30 4,258
IDEXX Laboratories, Inc. *(a) 18 11,500
Illinois Tool Works, Inc. (a) 121 31,552
Illumina, Inc. *(a) 355 33,714
Incyte Corp. *(a) 252 21,372
Ingredion, Inc. (a) 239 29,184
Insmed, Inc. *(a) 61 8,785
Insulet Corp. *(a) 16 4,940
Intel Corp. *(a) 1,164 39,052
International Bancshares Corp. (a) 81 5,569
International Business Machines
Corp. (a) 138 38,938
International Paper Co. 88 4,083
Invesco Ltd. (a) 565 12,961
IPG Photonics Corp. *(a) 38 3,009
IQVIA Holdings, Inc. *(a) 153 29,061
ITT, Inc. (a) 36 6,435
J M Smucker Co. (The) (a) 222 24,109
Jabil, Inc. (a) 6 1,303
Jacobs Solutions, Inc. (a) 34 5,095
Janus Henderson Group plc (a) 168 7,478
Jazz Pharmaceuticals plc *(a) 29 3,822
Jefferies Financial Group, Inc. (a) 91 5,953
Johnson & Johnson (a) 59 10,940
Johnson Controls International plc
(a) 193 21,220
Jones Lang LaSalle, Inc. *(a) 21 6,264
KBR, Inc. (a) 65 3,074
KeyCorp 103 1,925
Kimco Realty Corp., REIT (a) 545 11,908
Kinder Morgan, Inc. (a) 907 25,677
Kite Realty Group Trust, REIT (a) 81 1,806
Kroger Co. (The) (a) 135 9,100
Kyndryl Holdings, Inc. *(a) 506 15,195
Lam Research Corp. (a) 350 46,864
Lamar Advertising Co., Class A,
REIT 222 27,177
Las Vegas Sands Corp. (a) 484 26,034
Leidos Holdings, Inc. (a) 126 23,809
Lennar Corp., Class A (a) 46 5,798
Lennox International, Inc. (a) 19 10,058
Lincoln Electric Holdings, Inc. (a) 72 16,980
Lincoln National Corp. (a) 135 5,445
LivaNova plc *(a) 159 8,328
Live Nation Entertainment, Inc. * 62 10,131
Loews Corp. (a) 72 7,228
Louisiana-Pacific Corp. (a) 44 3,909
Lowe's Cos., Inc. (a) 19 4,775
Lyft, Inc., Class A *(a) 1,534 33,763
M&T Bank Corp. (a) 84 16,600
Macy's, Inc. (a) 534 9,575
Manhattan Associates, Inc. *(a) 82 16,808
ManpowerGroup, Inc. (a) 265 10,044
Maplebear, Inc. *(a) 385 14,153
Marathon Petroleum Corp. (a) 28 5,397

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
Marriott Vacations Worldwide Corp. 20 1,331
Marzetti Co. (The) (a) 61 10,540
Masco Corp. (a) 77 5,420
MasTec, Inc. *(a) 57 12,130
Match Group, Inc. (a) 43 1,519
McDonald's Corp. (a) 93 28,262
McKesson Corp. (a) 38 29,357
Medical Properties Trust, Inc., REIT
(a) 2,649 13,430
Medpace Holdings, Inc. *(a) 66 33,935
Merck & Co., Inc. (a) 499 41,881
Meta Platforms, Inc., Class A (a) 15 11,016
MetLife, Inc. (a) 245 20,181
Mettler-Toledo International, Inc. *(a) 7 8,593
MGIC Investment Corp. (a) 231 6,553
MGM Resorts International *(a) 128 4,436
Micron Technology, Inc. (a) 247 41,328
Microsoft Corp. (a) 119 61,635
Mohawk Industries, Inc. *(a) 64 8,251
MongoDB, Inc., Class A *(a) 40 12,415
Monster Beverage Corp. *(a) 324 21,808
Mosaic Co. (The) (a) 1,079 37,420
MP Materials Corp. * 73 4,896
MSCI, Inc., Class A (a) 37 20,994
Mueller Industries, Inc. (a) 260 26,289
Murphy USA, Inc. (a) 24 9,318
Nasdaq, Inc. (a) 300 26,535
Natera, Inc. *(a) 72 11,590
National Fuel Gas Co. (a) 275 25,402
NetApp, Inc. (a) 99 11,728
Neurocrine Biosciences, Inc. *(a) 28 3,931
New York Times Co. (The), Class
A (a) 273 15,670
NewMarket Corp. (a) 38 31,472
Newmont Corp. (a) 444 37,434
News Corp., Class A 361 11,086
NEXTracker, Inc., Class A *(a) 225 16,648
NiSource, Inc. (a) 431 18,662
Norfolk Southern Corp. (a) 7 2,103
Northern Trust Corp. (a) 91 12,249
Northrop Grumman Corp. (a) 44 26,810
Northwestern Energy Group, Inc. (a) 86 5,040
Norwegian Cruise Line Holdings
Ltd. *(a) 312 7,685
NOV, Inc. (a) 126 1,670
Novartis AG (Registered) (2)(a) 481 61,845
NRG Energy, Inc. (a) 54 8,745
Nutanix, Inc., Class A *(a) 603 44,857
NVIDIA Corp. (a) 299 55,786
OGE Energy Corp. (a) 455 21,053
Old National Bancorp (a) 482 10,580
Old Republic International Corp. (a) 486 20,640
Olin Corp. (a) 393 9,821
Omega Healthcare Investors, Inc.,
REIT (a) 419 17,690
Omnicom Group, Inc. (a) 167 13,616
OneMain Holdings, Inc. 238 13,437
O'Reilly Automotive, Inc. *(a) 3 323
Organon & Co. (a) 697 7,444
Ovintiv, Inc. (a) 343 13,850
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
Owens Corning (a) 91 12,873
PACCAR, Inc. (a) 161 15,830
Packaging Corp. of America (a) 104 22,665
Palantir Technologies, Inc., Class
A *(a) 100 18,242
Park Hotels & Resorts, Inc., REIT (a) 573 6,349
Parsons Corp. *(a) 45 3,731
Paylocity Holding Corp. *(a) 66 10,512
PayPal Holdings, Inc. *(a) 166 11,132
PBF Energy, Inc., Class A (a) 410 12,370
Pegasystems, Inc. (a) 216 12,420
Penn Entertainment, Inc. *(a) 135 2,600
Penske Automotive Group, Inc. (a) 78 13,565
Pentair plc (a) 206 22,817
Penumbra, Inc. *(a) 55 13,933
PepsiCo, Inc. (a) 190 26,684
Pfizer, Inc. (a) 1,332 33,939
PG&E Corp. (a) 1,410 21,263
Philip Morris International, Inc. (a) 201 32,602
Phillips 66 (a) 34 4,625
Pilgrim's Pride Corp. (a) 87 3,543
PNC Financial Services Group, Inc.
(The) (a) 181 36,368
Polaris, Inc. (a) 309 17,962
Popular, Inc. 197 25,021
Portland General Electric Co. (a) 652 28,688
Post Holdings, Inc. *(a) 65 6,986
Primerica, Inc. (a) 73 20,264
Procore Technologies, Inc. *(a) 8 583
Prologis, Inc., REIT (a) 91 10,421
Prosperity Bancshares, Inc. 239 15,858
Pure Storage, Inc., Class A *(a) 35 2,933
PVH Corp. (a) 134 11,225
Qorvo, Inc. *(a) 61 5,556
Qualys, Inc. *(a) 94 12,439
Ralph Lauren Corp., Class A (a) 5 1,568
Range Resources Corp. (a) 148 5,571
Raymond James Financial, Inc. (a) 52 8,975
Reddit, Inc., Class A *(a) 16 3,680
Regeneron Pharmaceuticals, Inc. (a) 5 2,811
Regions Financial Corp. (a) 470 12,394
Reinsurance Group of America, Inc.
(a) 78 14,986
RenaissanceRe Holdings Ltd. 67 17,013
ResMed, Inc. (a) 42 11,497
Reynolds Consumer Products, Inc.
(a) 116 2,839
RingCentral, Inc., Class A *(a) 251 7,113
Rivian Automotive, Inc., Class A * 963 14,137
Robinhood Markets, Inc., Class A
*(a) 182 26,059
ROBLOX Corp., Class A *(a) 117 16,207
Roche Holding AG (2)(a) 6 2,076
Roivant Sciences Ltd. *(a) 256 3,873
Roku, Inc., Class A *(a) 81 8,111
Rollins, Inc. (a) 291 17,093
Ross Stores, Inc. (a) 45 6,858
Royal Caribbean Cruises Ltd. (a) 11 3,559
Royalty Pharma plc, Class A (a) 353 12,454
RPM International, Inc. (a) 67 7,898

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
RTX Corp. (a) 34 5,689
Ryder System, Inc. (a) 72 13,582
Sabra Health Care REIT, Inc., REIT
(a) 484 9,022
Sandisk Corp. *(a) 85 9,537
Sanofi SA (2)(a) 93 8,807
Science Applications International
Corp. (a) 62 6,161
Seagate Technology Holdings plc (a) 60 14,164
Selective Insurance Group, Inc. (a) 138 11,188
SentinelOne, Inc., Class A *(a) 319 5,618
Service Corp. International (a) 83 6,907
SharkNinja, Inc. * 26 2,682
Signify NV (2)(a)(b) 121 3,182
Simon Property Group, Inc., REIT
(a) 121 22,708
Simpson Manufacturing Co., Inc. (a) 45 7,536
Sirius XM Holdings, Inc. (a) 230 5,353
Snap-on, Inc. (a) 57 19,752
Snowflake, Inc., Class A *(a) 27 6,090
SoFi Technologies, Inc. *(a) 62 1,638
Sonoco Products Co. (a) 148 6,377
Southwest Airlines Co. 223 7,116
Spire, Inc. (a) 132 10,761
SS&C Technologies Holdings, Inc.
(a) 130 11,539
State Street Corp. (a) 163 18,910
Steel Dynamics, Inc. (a) 54 7,529
STERIS plc (a) 94 23,259
Stifel Financial Corp. (a) 169 19,176
Stryker Corp. (a) 50 18,484
Super Micro Computer, Inc. *(a) 92 4,410
Synchrony Financial (a) 167 11,865
Sysco Corp. (a) 48 3,952
Talen Energy Corp. * 26 11,060
Taylor Morrison Home Corp., Class
A *(a) 131 8,647
TD SYNNEX Corp. (a) 67 10,971
Teleflex, Inc. (a) 31 3,793
Tempus AI, Inc. *(a) 84 6,780
Tenet Healthcare Corp. *(a) 72 14,619
Terex Corp. (a) 35 1,796
Texas Capital Bancshares, Inc. *(a) 172 14,539
Textron, Inc. (a) 345 29,149
TJX Cos., Inc. (The) (a) 188 27,174
T-Mobile US, Inc. (a) 183 43,807
Toll Brothers, Inc. (a) 109 15,057
Toro Co. (The) (a) 143 10,897
Travel + Leisure Co. (a) 72 4,283
Travelers Cos., Inc. (The) (a) 216 60,311
Trimble, Inc. *(a) 122 9,961
Truist Financial Corp. (a) 450 20,574
Tyson Foods, Inc., Class A (a) 186 10,100
Uber Technologies, Inc. *(a) 194 19,006
Ultragenyx Pharmaceutical, Inc. *(a) 122 3,670
Union Pacific Corp. (a) 71 16,782
United Airlines Holdings, Inc. *(a) 192 18,528
United Rentals, Inc. (a) 3 2,864
United Therapeutics Corp. *(a) 52 21,799
UnitedHealth Group, Inc. (a) 3 1,036
INVESTMENTS SHARES VALUE ($)
United States - 33.5% (continued)
Unity Software, Inc. * 178 7,127
Universal Health Services, Inc.,
Class B (a) 71 14,515
Unum Group (a) 155 12,056
US Bancorp (a) 340 16,432
UWM Holdings Corp., Class A (a) 579 3,526
Valaris Ltd. *(a) 84 4,097
Valmont Industries, Inc. (a) 29 11,244
Veeva Systems, Inc., Class A *(a) 79 23,535
Ventas, Inc., REIT (a) 228 15,958
Veralto Corp. (a) 332 35,395
VeriSign, Inc. (a) 148 41,376
Verizon Communications, Inc. (a) 769 33,798
Vertiv Holdings Co., Class A (a) 186 28,060
Viking Holdings Ltd. *(a) 196 12,183
Visteon Corp. 21 2,517
Vontier Corp. (a) 31 1,301
Vornado Realty Trust, REIT (a) 355 14,388
W R Berkley Corp. (a) 320 24,518
Walmart, Inc. (a) 508 52,353
Warner Music Group Corp., Class A 332 11,308
Watts Water Technologies, Inc.,
Class A (a) 50 13,964
Wayfair, Inc., Class A *(a) 114 10,184
WEC Energy Group, Inc. (a) 352 40,336
Wells Fargo & Co. (a) 228 19,111
Welltower, Inc., REIT (a) 93 16,567
WESCO International, Inc. (a) 74 15,651
West Pharmaceutical Services, Inc.
(a) 36 9,444
Western Digital Corp. (a) 22 2,641
Western Union Co. (The) 2,278 18,201
Westinghouse Air Brake
Technologies Corp. (a) 143 28,667
Williams-Sonoma, Inc. (a) 27 5,277
Wintrust Financial Corp. (a) 49 6,490
Woodward, Inc. (a) 37 9,350
WP Carey, Inc., REIT (a) 292 19,730
Wynn Resorts Ltd. 54 6,927
Zebra Technologies Corp., Class
A *(a) 59 17,532
Zimmer Biomet Holdings, Inc. (a) 29 2,857
Zions Bancorp NA (a) 395 22,349
Zoom Communications, Inc., Class
A *(a) 191 15,758
ZoomInfo Technologies, Inc., Class
A *(a) 116 1,266
6,930,998
TOTAL COMMON STOCKS
(Cost $10,087,556) 10,922,200

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 78.2%
INVESTMENT COMPANIES - 72 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (c)(d) 120,000 120,000
Limited Purpose Cash Investment
Fund, 4.13% (c) 14,808,745 14,805,783
TOTAL INVESTMENT COMPANIES
(Cost $14,923,288) 14,925,783
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 6 .2%
U.S. Treasury Bills
3.96%, 2/19/2026 (2)(e)
(Cost $1,282,189) 1,302,000 1,282,940
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,205,477) 16,208,723
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.2%
Put Option s - 0 .2%
Over-the-Counter
Equity Index Options - 0 .1%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 2,006,538
Expiration Date: 3/20/2026 (2) 3 13,023
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 668,846
Expiration Date: 3/20/2026 (2) 1 19,824
32,847
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 2,300,000 9,881
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 2,700,000 6,797
16,678
TOTAL PURCHASED OPTIONS
(Cost $62,966) 49,525
TOTAL LONG POSITIONS
(Cost $26,355,999) 27,180,448
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (58.3)%
COMMON STOCKS - (58.1)%
Australia - ( 1 .8 ) %
AGL Energy Ltd. (2) (1,177) (6,891)
Ampol Ltd. (2) (163) (3,222)
APA Group (2) (831) (4,879)
ASX Ltd. (2) (145) (5,620)
Atlas Arteria Ltd. (2) (1,794) (5,826)
BlueScope Steel Ltd. (2) (275) (4,131)
CAR Group Ltd. (2) (439) (10,677)
Cleanaway Waste Management
Ltd. (2) (3,730) (6,830)
Cochlear Ltd. (2) (88) (16,217)
Commonwealth Bank of Australia (2) (387) (42,737)
Domino's Pizza Enterprises Ltd. (2) (1,205) (10,738)
Dyno Nobel Ltd. (2) (649) (1,330)
Fortescue Ltd. (2) (1,097) (13,586)
Goodman Group, REIT (2) (295) (6,393)
GPT Group (The), REIT (2) (918) (3,259)
Insurance Australia Group Ltd. (2) (889) (4,817)
Lendlease Corp. Ltd. (2) (912) (3,314)
Macquarie Group Ltd. (2) (94) (13,644)
Medibank Pvt Ltd. (2) (2,378) (7,576)
New Hope Corp. Ltd. (2) (635) (1,647)
NEXTDC Ltd. (2) (2,198) (24,659)
Qube Holdings Ltd. (2) (1,651) (4,484)
Ramsay Health Care Ltd. (2) (725) (15,211)
Reece Ltd. (2) (1,018) (7,602)
Rio Tinto Ltd. (2) (158) (12,745)
Santos Ltd. (2) (2,090) (9,281)
Scentre Group, REIT (2) (2,398) (6,468)
SGH Ltd. (2) (100) (3,301)
Sonic Healthcare Ltd. (2) (124) (1,756)
Stockland, REIT (2) (424) (1,715)
Suncorp Group Ltd. (2) (533) (7,146)
Telix Pharmaceuticals Ltd. (2) (93) (899)
Transurban Group (2) (3,501) (31,943)
Treasury Wine Estates Ltd. (2) (1,049) (4,905)
Vicinity Ltd., REIT (2) (1,505) (2,507)
Westpac Banking Corp. (2) (302) (7,781)
WiseTech Global Ltd. (2) (69) (4,125)
Woodside Energy Group Ltd. (2) (949) (14,331)
Woolworths Group Ltd. (2) (2,031) (35,842)
Yancoal Australia Ltd. (2) (113) (397)
(370,432)
Belgium - ( 0 .1 ) %
D'ieteren Group (2) (25) (4,692)
Elia Group SA/NV (2) (79) (9,128)
Groupe Bruxelles Lambert NV (2) (33) (2,958)
(16,778)
Canada - ( 2 .4 ) %
Algonquin Power & Utilities Corp. (875) (4,703)
Alimentation Couche-Tard, Inc. (381) (20,327)
AltaGas Ltd. (227) (6,994)
BCE, Inc. (54) (1,262)
Bombardier, Inc., Class B (26) (3,644)
Brookfield Corp., Class A (115) (7,891)
CAE, Inc. (323) (9,564)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (2.4)% (continued)
Canadian National Railway Co. (167) (15,748)
Canadian Pacific Kansas City Ltd. (229) (17,055)
Canadian Tire Corp. Ltd., Class A (133) (15,833)
Canadian Utilities Ltd., Class A (426) (11,916)
CCL Industries, Inc., Class B (138) (7,778)
CGI, Inc. (243) (21,644)
Constellation Software, Inc. (6) (16,288)
Descartes Systems Group, Inc.
(The) (116) (10,922)
Dollarama, Inc. (144) (18,991)
Element Fleet Management Corp. (300) (7,769)
Emera, Inc. (222) (10,651)
FirstService Corp. (17) (3,239)
Fortis, Inc. (126) (6,391)
Franco-Nevada Corp. (42) (9,349)
Gildan Activewear, Inc. (124) (7,164)
Great-West Lifeco, Inc. (272) (11,039)
Hydro One Ltd. (b) (717) (25,580)
IGM Financial, Inc. (137) (4,987)
Intact Financial Corp. (125) (24,320)
Keyera Corp. (269) (9,025)
Nutrien Ltd. (213) (12,509)
Power Corp. of Canada (292) (12,635)
Quebecor, Inc., Class B (281) (8,848)
RB Global, Inc. (212) (22,962)
Restaurant Brands International, Inc. (257) (16,487)
Saputo, Inc. (95) (2,307)
Sun Life Financial, Inc. (396) (23,779)
Teck Resources Ltd., Class B (154) (6,756)
TFI International, Inc. (11) (968)
Thomson Reuters Corp. (223) (34,626)
TMX Group Ltd. (41) (1,568)
Toromont Industries Ltd. (23) (2,554)
Tourmaline Oil Corp. (339) (14,620)
West Fraser Timber Co. Ltd. (150) (10,197)
WSP Global, Inc. (120) (23,583)
(504,473)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (1,740) (25,956)
China - ( 0 .0 ) % †
Wilmar International Ltd. (2) (1,700) (3,760)
Congo, the Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (117) (1,241)
Denmark - ( 0 .6 ) %
Carlsberg A/S, Class B (2) (85) (9,894)
Coloplast A/S, Class B (2) (104) (8,964)
Demant A/S (2) (207) (7,206)
DSV A/S (2) (240) (47,944)
Novo Nordisk A/S, Class B (2) (212) (11,805)
Novonesis Novozymes, Class B (2) (376) (23,141)
Pandora A/S (2) (1) (131)
ROCKWOOL A/S, Class B (2) (61) (2,274)
Tryg A/S (2) (262) (6,652)
(118,011)
INVESTMENTS SHARES VALUE ($)
Finland - ( 0 .2 ) %
Fortum OYJ (2) (394) (7,478)
Kesko OYJ, Class B (2) (185) (3,937)
Nokia OYJ (2) (1,714) (8,242)
Sampo OYJ, Class A (2) (2,278) (26,191)
UPM-Kymmene OYJ (2) (159) (4,354)
(50,202)
France - ( 1 .5 ) %
Accor SA (2) (185) (8,789)
Air Liquide SA (2) (54) (11,251)
Alstom SA (2) (254) (6,646)
AXA SA (2) (34) (1,630)
BioMerieux (2) (14) (1,879)
Capgemini SE (2) (137) (19,985)
Cie de Saint-Gobain SA (2) (136) (14,736)
Cie Generale des Etablissements
Michelin SCA (2) (918) (33,062)
Dassault Systemes SE (2) (790) (26,576)
Engie SA (2) (255) (5,482)
EssilorLuxottica SA (2) (64) (20,848)
FDJ UNITED (2) (37) (1,241)
Getlink SE (2) (141) (2,600)
Hermes International SCA (2) (8) (19,672)
Klepierre SA, REIT (2) (91) (3,553)
L'Oreal SA (2) (68) (29,545)
LVMH Moet Hennessy Louis Vuitton
SE (2) (39) (24,000)
Orange SA (2) (190) (3,082)
Pernod Ricard SA (2) (229) (22,545)
Publicis Groupe SA (2) (153) (14,724)
Remy Cointreau SA (2) (40) (2,169)
Renault SA (2) (117) (4,811)
Rexel SA (2) (307) (10,107)
Sodexo SA (2) (163) (10,284)
Teleperformance SE (2) (69) (5,154)
Unibail-Rodamco-Westfield, REIT
(2) (37) (3,897)
(308,268)
Germany - ( 1 .6 ) %
Aumovio SE (49) (2,020)
BASF SE (2) (84) (4,197)
Beiersdorf AG (2) (198) (20,718)
Carl Zeiss Meditec AG (2) (23) (1,147)
Continental AG (2) (99) (6,549)
CTS Eventim AG & Co. KGaA (2) (130) (12,763)
Deutsche Boerse AG (2) (34) (9,105)
Deutsche Post AG (2) (697) (31,147)
Evonik Industries AG (2) (211) (3,669)
Fresenius SE & Co. KGaA (2) (63) (3,521)
Hannover Rueck SE (2) (48) (14,484)
Henkel AG & Co. KGaA (2) (14) (1,039)
Infineon Technologies AG (2) (1,216) (47,704)
LANXESS AG (2) (60) (1,494)
LEG Immobilien SE (2) (47) (3,746)
Merck KGaA (2) (310) (40,221)
MTU Aero Engines AG (2) (41) (18,915)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (53) (33,839)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (1.6)% (continued)
Rational AG (2) (2) (1,528)
Siemens Healthineers AG (2)(b) (450) (24,375)
Symrise AG, Class A (2) (372) (32,353)
Vonovia SE (2) (396) (12,376)
Zalando SE (2)(b) (58) (1,780)
(328,690)
Hong Kong - ( 0 .0 ) % †
Futu Holdings Ltd., ADR (34) (5,913)
Ireland - ( 0 .1 ) %
Aptiv plc (295) (25,435)
Italy - ( 0 .8 ) %
A2A SpA (2) (578) (1,513)
Banco BPM SpA (2) (456) (6,844)
BPER Banca SpA (2) (1,443) (16,049)
Brunello Cucinelli SpA (2) (82) (8,983)
DiaSorin SpA (2) (74) (6,574)
ERG SpA (2) (124) (3,062)
Ferrari NV (2) (106) (51,380)
FinecoBank Banca Fineco SpA (2) (1,458) (31,644)
Hera SpA (2) (928) (4,178)
Infrastrutture Wireless Italiane SpA
(2)(b) (440) (5,171)
Reply SpA (2) (9) (1,285)
Telecom Italia SpA (2) (31,196) (16,345)
Terna - Rete Elettrica Nazionale (2) (1,421) (14,421)
(167,449)
Japan - ( 7 .6 ) %
AGC, Inc. (2) (100) (3,261)
Allegro MicroSystems, Inc. (275) (8,030)
Asahi Group Holdings Ltd. (2) (1,900) (22,779)
Bridgestone Corp. (2) (400) (18,487)
Chiba Bank Ltd. (The) (2) (3,300) (34,592)
Chugai Pharmaceutical Co. Ltd. (2) (200) (8,867)
Daikin Industries Ltd. (2) (400) (46,105)
Daiwa House Industry Co. Ltd. (2) (100) (3,592)
Dentsu Group, Inc. (2) (300) (6,549)
Eisai Co. Ltd. (2) (900) (30,405)
FANUC Corp. (2) (200) (5,747)
FUJIFILM Holdings Corp. (2) (800) (19,895)
Fujitsu Ltd. (2) (300) (7,038)
Hitachi Ltd. (2) (200) (5,299)
Honda Motor Co. Ltd. (2) (2,400) (24,766)
Hulic Co. Ltd. (2) (300) (3,286)
Idemitsu Kosan Co. Ltd. (2) (800) (5,473)
Isuzu Motors Ltd. (2) (500) (6,302)
ITOCHU Corp. (2) (500) (28,449)
Japan Post Holdings Co. Ltd. (2) (2,500) (24,813)
JFE Holdings, Inc. (2) (1,200) (14,725)
Kawasaki Kisen Kaisha Ltd. (2) (900) (12,797)
Keisei Electric Railway Co. Ltd. (2) (1,100) (10,203)
Keyence Corp. (2) (200) (74,511)
Kikkoman Corp. (2) (3,700) (31,334)
Kobe Bussan Co. Ltd. (2) (200) (5,512)
Kubota Corp. (2) (800) (10,052)
Kyowa Kirin Co. Ltd. (2) (400) (6,253)
M3, Inc. (2) (1,500) (24,282)
Makita Corp. (2) (100) (3,241)
INVESTMENTS SHARES VALUE ($)
Japan - (7.6)% (continued)
MEIJI Holdings Co. Ltd. (2) (600) (12,441)
Mitsubishi Estate Co. Ltd. (2) (200) (4,597)
Mitsubishi HC Capital, Inc. (2) (1,200) (9,913)
Mitsubishi UFJ Financial Group,
Inc. (2) (500) (8,066)
Mitsui Fudosan Co. Ltd. (2) (200) (2,177)
Mitsui OSK Lines Ltd. (2) (400) (12,144)
MonotaRO Co. Ltd. (2) (600) (8,711)
NIDEC Corp. (2) (700) (12,442)
Nintendo Co. Ltd. (2) (600) (51,912)
Nippon Building Fund, Inc., REIT (6) (5,660)
Nippon Paint Holdings Co. Ltd. (2) (3,200) (21,832)
Nippon Sanso Holdings Corp. (2) (600) (21,249)
Nissan Motor Co. Ltd. (2) (3,700) (8,998)
Nissin Foods Holdings Co. Ltd. (2) (1,700) (32,021)
Nitori Holdings Co. Ltd. (2) (1,000) (19,335)
Nitto Denko Corp. (2) (900) (21,334)
Nomura Research Institute Ltd. (2) (400) (15,357)
Obic Co. Ltd. (2) (200) (6,971)
Olympus Corp. (2) (1,900) (24,022)
Oriental Land Co. Ltd. (2) (1,400) (33,702)
Osaka Gas Co. Ltd. (2) (300) (8,689)
Pan Pacific International Holdings
Corp. (2) (2,500) (16,460)
Recruit Holdings Co. Ltd. (2) (200) (10,753)
Renesas Electronics Corp. (2) (1,700) (19,559)
Ryohin Keikaku Co. Ltd. (2) (500) (9,949)
Secom Co. Ltd. (2) (400) (14,675)
Sekisui Chemical Co. Ltd. (2) (1,200) (22,340)
Sekisui House Ltd. (2) (500) (11,371)
Seven & i Holdings Co. Ltd. (2) (200) (2,684)
SG Holdings Co. Ltd. (2) (1,400) (14,461)
Shimadzu Corp. (2) (700) (17,652)
Shimano, Inc. (2) (400) (44,703)
Shin-Etsu Chemical Co. Ltd. (2) (200) (6,549)
Shionogi & Co. Ltd. (2) (400) (7,048)
Shiseido Co. Ltd. (2) (900) (15,363)
Skylark Holdings Co. Ltd. (2) (600) (12,408)
SMC Corp. (2) (100) (30,909)
SoftBank Corp. (2) (1,000) (1,471)
Sompo Holdings, Inc. (2) (800) (24,732)
Sumitomo Mitsui Financial Group,
Inc. (2) (1,600) (45,013)
Sumitomo Realty & Development
Co. Ltd. (2) (200) (8,822)
Suntory Beverage & Food Ltd. (2) (100) (3,125)
Suzuki Motor Corp. (2) (1,400) (20,382)
Sysmex Corp. (2) (500) (6,181)
T&D Holdings, Inc. (2) (100) (2,444)
Takeda Pharmaceutical Co. Ltd. (2) (700) (20,559)
Terumo Corp. (2) (700) (11,548)
TIS, Inc. (2) (500) (16,493)
Toei Animation Co. Ltd. (2) (200) (4,128)
Toho Co. Ltd. (2) (200) (12,857)
Tokyo Electron Ltd. (2) (200) (35,453)
Tokyu Corp. (2) (1,000) (12,195)
Toray Industries, Inc. (2) (900) (5,742)
Tosoh Corp. (2) (200) (2,959)
TOTO Ltd. (2) (400) (10,520)
Toyota Industries Corp. (2) (400) (44,987)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (7.6)% (continued)
Trend Micro, Inc. (2) (500) (27,366)
Unicharm Corp. (4,200) (27,247)
West Japan Railway Co. (2) (600) (13,157)
Yakult Honsha Co. Ltd. (2) (2,000) (32,614)
Yamaha Motor Co. Ltd. (2) (4,900) (36,688)
Yaskawa Electric Corp. (2) (1,300) (27,673)
ZOZO, Inc. (2) (1,800) (16,540)
(1,575,998)
Netherlands - ( 0 .6 ) %
Adyen NV (2)(b) (6) (9,654)
Arcadis NV (2) (24) (1,212)
ASM International NV (2) (14) (8,444)
Heineken Holding NV (2) (92) (6,317)
Heineken NV (2) (286) (22,396)
JDE Peet's NV (2) (174) (6,384)
Koninklijke Ahold Delhaize NV (2) (372) (15,053)
NXP Semiconductors NV (163) (37,121)
OCI NV (2) (317) (1,469)
Wolters Kluwer NV (2) (113) (15,424)
(123,474)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (19) (1,983)
Norway - ( 0 .2 ) %
Aker BP ASA (2) (154) (3,908)
DNB Bank ASA (2) (916) (24,966)
Gjensidige Forsikring ASA (2) (132) (3,879)
Mowi ASA (2) (398) (8,420)
TOMRA Systems ASA (2) (179) (2,684)
(43,857)
Portugal - ( 0 .2 ) %
EDP SA (2) (3,753) (17,812)
Galp Energia SGPS SA (2) (535) (10,138)
Jeronimo Martins SGPS SA (2) (654) (15,922)
(43,872)
Singapore - ( 0 .4 ) %
CapitaLand Ascendas, REIT (2) (2,300) (4,977)
CapitaLand Integrated Commercial
Trust, REIT (2) (3,700) (6,571)
Genting Singapore Ltd. (2) (34,900) (19,896)
Keppel Ltd. (2) (500) (3,461)
Oversea-Chinese Banking Corp.
Ltd. (2) (900) (11,475)
Sembcorp Industries Ltd. (2) (700) (3,271)
Singapore Airlines Ltd. (2) (1,500) (7,583)
Singapore Exchange Ltd. (2) (400) (5,135)
STMicroelectronics NV (2) (399) (11,278)
(73,647)
Spain - ( 0 .8 ) %
Amadeus IT Group SA (2) (221) (17,567)
Banco Bilbao Vizcaya Argentaria
SA (2) (654) (12,602)
Cellnex Telecom SA (2)(b) (657) (22,757)
Endesa SA (59) (1,885)
Iberdrola SA (2) (2,172) (41,115)
Industria de Diseno Textil SA (2) (961) (53,186)
INVESTMENTS SHARES VALUE ($)
Spain - (0.8)% (continued)
Redeia Corp. SA (2) (482) (9,306)
Telefonica SA (2) (1,349) (6,942)
(165,360)
Sweden - ( 1 .0 ) %
AAK AB (2) (671) (17,461)
AddTech AB, Class B (2) (92) (2,993)
Assa Abloy AB, Class B (2) (733) (25,514)
Atlas Copco AB, Class A (2) (2,200) (37,308)
Atlas Copco AB, Class B (2) (110) (1,655)
Axfood AB (2) (54) (1,677)
Essity AB, Class B (2) (278) (7,267)
H & M Hennes & Mauritz AB, Class
B (2) (556) (10,394)
Hexagon AB, Class B (2) (1,633) (19,487)
Indutrade AB (2) (437) (10,054)
Lifco AB, Class B (2) (129) (4,368)
Nibe Industrier AB, Class B (2) (3,220) (12,727)
Securitas AB, Class B (2) (599) (9,029)
Skandinaviska Enskilda Banken AB,
Class A (2) (785) (15,392)
Skanska AB, Class B (2) (208) (5,399)
Svenska Cellulosa AB SCA, Class
B (2) (784) (10,377)
Swedish Orphan Biovitrum AB (2) (138) (4,218)
Tele2 AB, Class B (2) (286) (4,879)
Trelleborg AB, Class B (2) (83) (3,103)
(203,302)
Switzerland - ( 1 .7 ) %
Banque Cantonale Vaudoise
(Registered) (2) (35) (4,147)
Cie Financiere Richemont SA
(Registered) (2) (57) (10,942)
EMS-Chemie Holding AG
(Registered) (2) (16) (11,368)
Georg Fischer AG (Registered) (2) (70) (5,501)
Givaudan SA (Registered) (2) (1) (4,079)
Helvetia Holding AG (Registered) (2) (32) (7,864)
Partners Group Holding AG (2) (21) (27,477)
SGS SA (Registered) (2) (249) (25,876)
SIG Group AG (2) (1,299) (13,472)
Sika AG (Registered) (2) (144) (32,336)
Sonova Holding AG (Registered) (2) (59) (16,184)
Straumann Holding AG (Registered)
(2) (180) (19,297)
Swatch Group AG (The) (2) (42) (7,938)
Swiss Life Holding AG (Registered)
(2) (24) (25,911)
Swiss Prime Site AG (Registered)
(2) (34) (4,763)
Swisscom AG (Registered) (2) (63) (45,791)
Tecan Group AG (Registered) (2) (69) (12,498)
VAT Group AG (2)(b) (83) (33,131)
Ypsomed Holding AG (Registered)
(2) (4) (1,587)
Zurich Insurance Group AG (2) (53) (37,883)
(348,045)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - ( 1 .0 ) %
Aberdeen Group plc (2) (1,129) (3,005)
Associated British Foods plc (2) (709) (19,591)
B&M European Value Retail SA (2) (482) (1,700)
Bellway plc (2) (64) (2,120)
BT Group plc (2) (823) (2,117)
Bunzl plc (2) (884) (27,941)
Croda International plc (2) (77) (2,807)
Diageo plc (2) (1,699) (40,653)
Games Workshop Group plc (2) (7) (1,372)
Inchcape plc (2) (328) (3,056)
Informa plc (2) (323) (4,001)
J Sainsbury plc (2) (466) (2,095)
Legal & General Group plc (2) (5,028) (16,150)
National Grid plc (2) (1,674) (24,053)
Reckitt Benckiser Group plc (2) (84) (6,468)
RELX plc (2) (63) (3,010)
RS GROUP plc (2) (235) (1,801)
Schroders plc (2) (440) (2,233)
Segro plc, REIT (2) (416) (3,676)
Spirax Group plc (2) (141) (12,984)
SSE plc (2) (408) (9,570)
Standard Chartered plc (2) (78) (1,514)
Unilever plc (2) (352) (20,806)
Weir Group plc (The) (2) (30) (1,107)
Whitbread plc (2) (34) (1,475)
(215,305)
United States - ( 35 .3 ) %
AAON, Inc. (330) (30,835)
Abbott Laboratories (144) (19,287)
AECOM (178) (23,224)
AGCO Corp. (150) (16,061)
Agree Realty Corp., REIT (223) (15,842)
Air Products and Chemicals, Inc. (138) (37,635)
Alcon AG (2) (343) (25,799)
ALLETE, Inc. (214) (14,210)
Alliant Energy Corp. (107) (7,213)
Alphabet, Inc., Class C (49) (11,934)
Amazon.com, Inc. (52) (11,418)
Amcor plc (464) (3,796)
American Airlines Group, Inc. (2,311) (25,976)
American Financial Group, Inc. (148) (21,567)
American Tower Corp., REIT (20) (3,846)
Americold Realty Trust, Inc., REIT (691) (8,458)
Amgen, Inc. (141) (39,790)
Analog Devices, Inc. (22) (5,405)
Aon plc, Class A (91) (32,449)
Apollo Global Management, Inc. (156) (20,790)
Applied Materials, Inc. (144) (29,483)
Arch Capital Group Ltd. (263) (23,862)
Arthur J Gallagher & Co. (222) (68,761)
ASGN, Inc. (159) (7,529)
Ashland, Inc. (72) (3,450)
Atlassian Corp., Class A (34) (5,430)
AvalonBay Communities, Inc., REIT (142) (27,430)
Avery Dennison Corp. (120) (19,460)
Avient Corp. (216) (7,117)
Avis Budget Group, Inc. (111) (17,824)
Ball Corp. (295) (14,874)
Baxter International, Inc. (797) (18,148)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
Belden, Inc. (157) (18,882)
Bentley Systems, Inc., Class B (229) (11,789)
Bio-Techne Corp. (725) (40,332)
BJ's Wholesale Club Holdings, Inc. (44) (4,103)
Blackbaud, Inc. (128) (8,232)
Blackrock, Inc. (46) (53,630)
Boeing Co. (The) (100) (21,583)
Boston Scientific Corp. (289) (28,215)
Bright Horizons Family Solutions,
Inc. (35) (3,800)
Bristol-Myers Squibb Co. (203) (9,155)
Brixmor Property Group, Inc., REIT (517) (14,311)
Broadridge Financial Solutions, Inc. (22) (5,240)
Brown-Forman Corp., Class B (481) (13,025)
Bruker Corp. (278) (9,032)
Builders FirstSource, Inc. (195) (23,644)
BXP, Inc., REIT (183) (13,604)
Caesars Entertainment, Inc. (770) (20,809)
Campbell's Co. (The) (526) (16,611)
Cardinal Health, Inc. (64) (10,045)
Carlisle Cos., Inc. (45) (14,803)
Carnival plc (2) (45) (1,196)
Carpenter Technology Corp. (36) (8,839)
Carrier Global Corp. (443) (26,447)
Cboe Global Markets, Inc. (21) (5,150)
CBRE Group, Inc., Class A (145) (22,846)
CDW Corp. (78) (12,424)
Celanese Corp., Class A (168) (7,069)
Certara, Inc. (606) (7,405)
Charles River Laboratories
International, Inc. (69) (10,796)
Chemed Corp. (21) (9,403)
Cheniere Energy, Inc. (38) (8,929)
Chipotle Mexican Grill, Inc., Class A (285) (11,169)
Church & Dwight Co., Inc. (221) (19,366)
Churchill Downs, Inc. (40) (3,880)
Cigna Group (The) (76) (21,907)
Cincinnati Financial Corp. (22) (3,478)
Cintas Corp. (129) (26,479)
Cisco Systems, Inc. (646) (44,199)
Clean Harbors, Inc. (61) (14,165)
Clearway Energy, Inc., Class C (583) (16,470)
CMS Energy Corp. (114) (8,352)
CNO Financial Group, Inc. (229) (9,057)
Coca-Cola Co. (The) (176) (11,672)
Cognex Corp. (242) (10,963)
Cognizant Technology Solutions
Corp., Class A (211) (14,152)
Colgate-Palmolive Co. (234) (18,706)
Columbia Sportswear Co. (161) (8,420)
Comcast Corp., Class A (409) (12,851)
Commerce Bancshares, Inc. (252) (15,060)
Commercial Metals Co. (374) (21,423)
Conagra Brands, Inc. (964) (17,651)
ConocoPhillips (288) (27,242)
Consolidated Edison, Inc. (303) (30,458)
Constellation Brands, Inc., Class A (252) (33,937)
Cooper Cos., Inc. (The) (147) (10,078)
Corpay, Inc. (24) (6,913)
Corteva, Inc. (168) (11,362)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
CoStar Group, Inc. (319) (26,914)
Costco Wholesale Corp. (41) (37,951)
Coterra Energy, Inc. (665) (15,727)
Coty, Inc., Class A (3,099) (12,520)
Cousins Properties, Inc., REIT (313) (9,058)
Crane NXT Co. (45) (3,018)
Credit Acceptance Corp. (20) (9,339)
Crocs, Inc. (163) (13,619)
Crowdstrike Holdings, Inc., Class A (14) (6,865)
Crown Castle, Inc., REIT (64) (6,175)
CSL Ltd. (2) (291) (38,280)
CSX Corp. (719) (25,532)
Cullen/Frost Bankers, Inc. (169) (21,424)
Cytokinetics, Inc. (145) (7,969)
Darden Restaurants, Inc. (84) (15,990)
Darling Ingredients, Inc. (346) (10,681)
Datadog, Inc., Class A (41) (5,838)
DaVita, Inc. (54) (7,175)
Deere & Co. (98) (44,811)
Dexcom, Inc. (70) (4,710)
Diamondback Energy, Inc. (365) (52,232)
Digital Realty Trust, Inc., REIT (88) (15,213)
Dolby Laboratories, Inc., Class A (194) (14,040)
Dollar Tree, Inc. (228) (21,516)
Dow, Inc. (294) (6,741)
DT Midstream, Inc. (221) (24,986)
DuPont de Nemours, Inc. (118) (9,192)
DXC Technology Co. (358) (4,880)
Dynatrace, Inc. (265) (12,839)
EastGroup Properties, Inc., REIT (157) (26,574)
Eastman Chemical Co. (218) (13,745)
Eaton Corp. plc (115) (43,039)
Element Solutions, Inc. (889) (22,376)
elf Beauty, Inc. (92) (12,188)
Eli Lilly & Co. (14) (10,682)
Emerson Electric Co. (182) (23,875)
Enphase Energy, Inc. (229) (8,104)
Ensign Group, Inc. (The) (93) (16,068)
EOG Resources, Inc. (435) (48,772)
EPAM Systems, Inc. (76) (11,460)
EQT Corp. (402) (21,881)
Equifax, Inc. (43) (11,031)
Equinix, Inc., REIT (5) (3,916)
Equitable Holdings, Inc. (335) (17,011)
Equity LifeStyle Properties, Inc.,
REIT (67) (4,067)
Equity Residential, REIT (414) (26,798)
Erie Indemnity Co., Class A (24) (7,636)
Essex Property Trust, Inc., REIT (51) (13,651)
Etsy, Inc. (283) (18,788)
Euronet Worldwide, Inc. (16) (1,405)
Evergy, Inc. (441) (33,525)
Exelon Corp. (724) (32,587)
Expand Energy Corp. (159) (16,892)
Expeditors International of
Washington, Inc. (206) (25,254)
Experian plc (2) (72) (3,616)
Exponent, Inc. (297) (20,636)
FactSet Research Systems, Inc. (81) (23,206)
Fastenal Co. (1,180) (57,866)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
Federal Realty Investment Trust,
REIT (115) (11,651)
Ferrovial SE (2) (223) (12,809)
Fidelity National Information
Services, Inc. (120) (7,913)
First American Financial Corp. (159) (10,214)
First Citizens BancShares, Inc.,
Class A (17) (30,416)
First Financial Bankshares, Inc. (145) (4,879)
First Industrial Realty Trust, Inc.,
REIT (196) (10,088)
FirstEnergy Corp. (121) (5,544)
Flagstar Financial, Inc. (809) (9,344)
Floor & Decor Holdings, Inc., Class
A (356) (26,237)
FMC Corp. (598) (20,111)
Fortive Corp. (864) (42,327)
Fortune Brands Innovations, Inc. (146) (7,795)
Franklin Resources, Inc. (744) (17,209)
Freshpet, Inc. (88) (4,850)
FTI Consulting, Inc. (12) (1,940)
GATX Corp. (7) (1,224)
Gen Digital, Inc. (715) (20,299)
Generac Holdings, Inc. (73) (12,220)
General Mills, Inc. (605) (30,504)
GFL Environmental, Inc. (125) (5,924)
Gilead Sciences, Inc. (396) (43,956)
Glacier Bancorp, Inc. (418) (20,344)
Globant SA (611) (35,059)
Globus Medical, Inc., Class A (197) (11,282)
Graco, Inc. (116) (9,855)
Graphic Packaging Holding Co. (1,486) (29,081)
Guidewire Software, Inc. (10) (2,299)
GXO Logistics, Inc. (288) (15,232)
Hamilton Lane, Inc., Class A (249) (33,563)
Hancock Whitney Corp. (137) (8,578)
Harley-Davidson, Inc. (109) (3,041)
Hayward Holdings, Inc. (477) (7,212)
Healthcare Realty Trust, Inc., REIT (423) (7,627)
Healthpeak Properties, Inc., REIT (1,314) (25,163)
HEICO Corp. (104) (33,573)
Henry Schein, Inc. (501) (33,251)
Highwoods Properties, Inc., REIT (305) (9,705)
Hilton Grand Vacations, Inc. (170) (7,108)
Hilton Worldwide Holdings, Inc. (105) (27,241)
Hims & Hers Health, Inc. (116) (6,580)
Home BancShares, Inc. (118) (3,339)
Home Depot, Inc. (The) (114) (46,192)
Honeywell International, Inc. (93) (19,577)
Hormel Foods Corp. (985) (24,369)
Howmet Aerospace, Inc. (87) (17,072)
IAC, Inc. (122) (4,157)
IDACORP, Inc. (164) (21,673)
IDEX Corp. (183) (29,785)
Independence Realty Trust, Inc.,
REIT (1,189) (19,488)
Ingersoll Rand, Inc. (614) (50,729)
Insperity, Inc. (146) (7,183)
Inspire Medical Systems, Inc. (21) (1,558)
Intercontinental Exchange, Inc. (131) (22,071)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
International Flavors & Fragrances,
Inc. (326) (20,062)
Intuit, Inc. (24) (16,390)
Intuitive Surgical, Inc. (28) (12,522)
Invitation Homes, Inc., REIT (554) (16,249)
Iridium Communications, Inc. (90) (1,571)
Jack Henry & Associates, Inc. (172) (25,616)
James Hardie Industries plc,
CHESS (2) (569) (10,560)
JPMorgan Chase & Co. (104) (32,805)
Keurig Dr Pepper, Inc. (1,052) (26,837)
Keysight Technologies, Inc. (199) (34,809)
Kilroy Realty Corp., REIT (185) (7,816)
Kimberly-Clark Corp. (264) (32,826)
Kinsale Capital Group, Inc. (32) (13,608)
Kirby Corp. (71) (5,925)
KKR & Co., Inc. (78) (10,136)
Knight-Swift Transportation
Holdings, Inc., Class A (69) (2,726)
Kraft Heinz Co. (The) (1,497) (38,982)
Labcorp Holdings, Inc. (101) (28,993)
Lamb Weston Holdings, Inc. (88) (5,111)
Landstar System, Inc. (97) (11,888)
Lantheus Holdings, Inc. (153) (7,847)
Lear Corp. (41) (4,125)
Light & Wonder, Inc. (62) (5,204)
Linde plc (50) (23,750)
Lithia Motors, Inc., Class A (7) (2,212)
Littelfuse, Inc. (25) (6,475)
LKQ Corp. (297) (9,070)
LPL Financial Holdings, Inc. (77) (25,617)
Lululemon Athletica, Inc. (72) (12,811)
LyondellBasell Industries NV, Class
A (438) (21,480)
MACOM Technology Solutions
Holdings, Inc. (177) (22,035)
Madison Square Garden Sports
Corp., Class A (31) (7,037)
Markel Group, Inc. (12) (22,936)
MarketAxess Holdings, Inc. (21) (3,659)
Marriott International, Inc., Class A (202) (52,609)
Marsh & McLennan Cos., Inc. (75) (15,115)
Marvell Technology, Inc. (7) (588)
Masimo Corp. (159) (23,460)
Mastercard, Inc., Class A (23) (13,083)
Matador Resources Co. (49) (2,202)
McCormick & Co., Inc. (Non-Voting) (184) (12,311)
MDU Resources Group, Inc. (236) (4,203)
Microchip Technology, Inc. (445) (28,578)
Mid-America Apartment
Communities, Inc., REIT (151) (21,099)
Middleby Corp. (The) (111) (14,755)
Moderna, Inc. (82) (2,118)
Molina Healthcare, Inc. (55) (10,525)
Molson Coors Beverage Co., Class
B (137) (6,199)
Mondelez International, Inc., Class A (1,112) (69,466)
Moody's Corp. (46) (21,918)
Motorola Solutions, Inc. (71) (32,468)
MSA Safety, Inc. (48) (8,259)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
MSC Industrial Direct Co., Inc.,
Class A (172) (15,848)
Murphy Oil Corp. (222) (6,307)
National Storage Affiliates Trust,
REIT (579) (17,497)
Nestle SA (Registered) (2) (484) (44,448)
Netflix, Inc. (10) (11,989)
New Jersey Resources Corp. (101) (4,863)
Newell Brands, Inc. (1,752) (9,180)
Nexstar Media Group, Inc., Class A (58) (11,469)
NextEra Energy, Inc. (281) (21,213)
NIKE, Inc., Class B (313) (21,825)
NNN REIT, Inc., REIT (144) (6,130)
Nordson Corp. (105) (23,830)
Novanta, Inc. (217) (21,733)
Nucor Corp. (286) (38,733)
nVent Electric plc (195) (19,235)
NVR, Inc. (3) (24,104)
Occidental Petroleum Corp. (364) (17,199)
Okta, Inc., Class A (14) (1,284)
Old Dominion Freight Line, Inc. (160) (22,525)
ON Semiconductor Corp. (457) (22,535)
ONE Gas, Inc. (47) (3,804)
ONEOK, Inc. (315) (22,986)
Option Care Health, Inc. (351) (9,744)
Oracle Corp. (16) (4,500)
Ormat Technologies, Inc. (169) (16,266)
Oshkosh Corp. (58) (7,523)
Parker-Hannifin Corp. (17) (12,889)
Paychex, Inc. (300) (38,028)
Paycom Software, Inc. (65) (13,529)
Permian Resources Corp., Class A (2,041) (26,125)
Perrigo Co. plc (388) (8,641)
Pinnacle Financial Partners, Inc. (30) (2,814)
Pinnacle West Capital Corp. (259) (23,222)
Pinterest, Inc., Class A (232) (7,463)
Planet Fitness, Inc., Class A (210) (21,798)
Pool Corp. (72) (22,325)
PotlatchDeltic Corp., REIT (157) (6,398)
Power Integrations, Inc. (688) (27,664)
PPG Industries, Inc. (245) (25,752)
Procter & Gamble Co. (The) (176) (27,042)
Progressive Corp. (The) (86) (21,238)
Prudential Financial, Inc. (75) (7,781)
PTC, Inc. (37) (7,512)
Public Service Enterprise Group,
Inc. (127) (10,599)
Public Storage, REIT (36) (10,399)
QIAGEN NV (2) (181) (8,073)
Quanta Services, Inc. (115) (47,658)
Quest Diagnostics, Inc. (175) (33,352)
QXO, Inc. (1,629) (31,049)
Rayonier, Inc., REIT (389) (10,324)
RBC Bearings, Inc. (63) (24,588)
Realty Income Corp., REIT (333) (20,243)
Regal Rexnord Corp. (23) (3,299)
Regency Centers Corp., REIT (198) (14,434)
Reliance, Inc. (66) (18,535)
Repligen Corp. (64) (8,555)
Republic Services, Inc., Class A (78) (17,899)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
Revolution Medicines, Inc. (85) (3,970)
Revvity, Inc. (381) (33,395)
RLI Corp. (268) (17,479)
Roche Holding AG (2) (4) (1,332)
Rockwell Automation, Inc. (69) (24,118)
Roper Technologies, Inc. (54) (26,929)
S&P Global, Inc. (92) (44,777)
Saia, Inc. (9) (2,694)
Salesforce, Inc. (74) (17,538)
Sarepta Therapeutics, Inc. (180) (3,469)
Schlumberger NV (1,343) (46,159)
Schneider Electric SE (2) (147) (41,376)
Schneider National, Inc., Class B (122) (2,582)
Scotts Miracle-Gro Co. (The) (87) (4,955)
Sealed Air Corp. (599) (21,175)
SEI Investments Co. (317) (26,897)
Sempra (220) (19,796)
Sensata Technologies Holding plc (833) (25,448)
ServiceNow, Inc. (16) (14,724)
Sherwin-Williams Co. (The) (137) (47,438)
Shift4 Payments, Inc., Class A (152) (11,765)
Silgan Holdings, Inc. (479) (20,602)
Silicon Laboratories, Inc. (23) (3,016)
SiteOne Landscape Supply, Inc. (160) (20,608)
SLM Corp. (491) (13,591)
Snap, Inc., Class A (811) (6,253)
Somnigroup International, Inc. (199) (16,782)
Southern Co. (The) (284) (26,915)
SOUTHSTATE BANK Corp. (13) (1,285)
Southwest Gas Holdings, Inc. (283) (22,170)
STAG Industrial, Inc., REIT (283) (9,987)
Starbucks Corp. (668) (56,512)
Stellantis NV (2) (1,655) (15,361)
Strategy, Inc., Class A (65) (20,944)
Sun Communities, Inc., REIT (91) (11,739)
Swiss Re AG (2) (176) (32,688)
Synaptics, Inc. (151) (10,319)
Synopsys, Inc. (45) (22,203)
T. Rowe Price Group, Inc. (25) (2,566)
Tapestry, Inc. (117) (13,247)
Targa Resources Corp. (125) (20,943)
Target Corp. (99) (8,880)
Tenaris SA (2) (755) (13,528)
Teradata Corp. (204) (4,388)
Tetra Tech, Inc. (387) (12,918)
Texas Instruments, Inc. (112) (20,578)
Texas Pacific Land Corp. (22) (20,540)
Thermo Fisher Scientific, Inc. (59) (28,616)
Thor Industries, Inc. (203) (21,049)
Timken Co. (The) (317) (23,832)
TopBuild Corp. (77) (30,096)
Tractor Supply Co. (545) (30,994)
Trade Desk, Inc. (The), Class A (169) (8,283)
Tradeweb Markets, Inc., Class A (60) (6,659)
Trane Technologies plc (24) (10,127)
TransDigm Group, Inc. (43) (56,674)
TransUnion (133) (11,143)
Trex Co., Inc. (33) (1,705)
Twilio, Inc., Class A (106) (10,610)
Tyler Technologies, Inc. (56) (29,297)
INVESTMENTS SHARES VALUE ($)
United States - (35.3)% (continued)
Ubiquiti, Inc. (26) (17,175)
UDR, Inc., REIT (52) (1,938)
UFP Industries, Inc. (110) (10,284)
UGI Corp. (632) (21,020)
UMB Financial Corp. (129) (15,267)
Under Armour, Inc., Class A (1,037) (5,175)
United Bankshares, Inc. (720) (26,791)
United Parcel Service, Inc., Class B (200) (16,706)
Universal Display Corp. (65) (9,336)
US Foods Holding Corp. (116) (8,888)
Vail Resorts, Inc. (113) (16,901)
Valley National Bancorp (148) (1,569)
Valvoline, Inc. (797) (28,620)
Verisk Analytics, Inc., Class A (41) (10,312)
Vertex Pharmaceuticals, Inc. (92) (36,031)
VF Corp. (468) (6,753)
VICI Properties, Inc., Class A, REIT (666) (21,718)
Viking Therapeutics, Inc. (472) (12,404)
Visa, Inc., Class A (139) (47,452)
Voya Financial, Inc. (75) (5,610)
Vulcan Materials Co. (143) (43,990)
Walt Disney Co. (The) (329) (37,671)
Waste Connections, Inc. (98) (17,228)
Waste Management, Inc. (254) (56,090)
Waters Corp. (36) (10,793)
Watsco, Inc. (32) (12,938)
Webster Financial Corp. (418) (24,846)
Wendy's Co. (The) (2,207) (20,216)
Western Alliance Bancorp (358) (31,046)
Weyerhaeuser Co., REIT (557) (13,808)
White Mountains Insurance Group
Ltd. (9) (15,044)
Williams Cos., Inc. (The) (620) (39,277)
WillScot Holdings Corp. (1,367) (28,857)
Workday, Inc., Class A (30) (7,222)
Wyndham Hotels & Resorts, Inc. (221) (17,658)
Xcel Energy, Inc. (491) (39,599)
XPO, Inc. (210) (27,147)
Xylem, Inc. (99) (14,603)
YETI Holdings, Inc. (113) (3,749)
Yum! Brands, Inc. (222) (33,744)
Zillow Group, Inc., Class C (105) (8,090)
Zoetis, Inc., Class A (30) (4,390)
(7,320,251)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (700) (15,834)
TOTAL COMMON STOCKS
(Proceeds $(12,194,815))                                                     (12,057,536)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.2)%
Germany - ( 0 .2 ) %
Henkel AG & Co. KGaA (Preference)
(2) (187) (15,088)
Sartorius AG (Preference) (2) (24) (5,611)
Volkswagen AG (Preference) (2) (134) (14,524)
TOTAL PREFERRED STOCKS
(Proceeds $(34,041))                                                     (35,223)
TOTAL SHORT POSITIONS
(Proceeds $(12,228,856)) (12,092,759)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 72.7%
(Cost $14,127,143) 15,087,689
OTHER ASSETS IN EXCESS OF
LIABILITIES - 27.3% ‡ 5,657,284
NET ASSETS - 100.0% 20,744,973
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 124,397 0 .6%
Consumer Discretionary (281,023) ( 1 .4 )
Consumer Staples (596,572) ( 2 .9 )
Energy (188,303) ( 0 .9 )
Financials 561,673 2 .7
Health Care (89,136) ( 0 .5 )
Industrials (111,857) ( 0 .5 )
Information Technology (32,286) ( 0 .1 )
Materials (189,969) ( 0 .9 )
Purchased Options 49,525 0 .2
Real Estate (348,117) ( 1 .7 )
Utilities (19,366) ( 0 .1 )
Investment Companies 14,925,783 72 .0
U.S. Treasury Obligations 1,282,940 6 .2
Total Investments In Securities
At Value 15,087,689 72 .7
Other Assets in Excess of
Liabilities ‡ 5,657,284 27 .3
Net Assets
$ 20,744,973 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $10,418,184. In addition, $2,539,472 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $123,651 of investments in securities and $(122,448) of securities sold short, which represents 0.60% and (0.59)% of net assets of the Fund, respectively.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(e) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 131,113 $ 16,214 $ 356 $ 16,570
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 131,113 16,214 356 16,570
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 150,000 11,023 1,146 12,169
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 150,000 11,024 1,143 12,167
54,475 3,001 57,476
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 43,000 $ (910) $ (21) $ (931)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 43,000 $ (910) $ (22) $ (932)
(1,820) (43) (1,863)
$ 52,655 $ 2,958 $ 55,613
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 100,000 $ 287 $ (51) $ 236
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 100,000 270 (34) 236
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 100,000 (48) 254 206
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 670 (27) 643
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 100,000 (636) 1,279 643
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 5,000,000 33 (3) 30
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 5,000,000 33 (3) 30
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 400,000 857 (227) 630
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 400,000 692 (62) 630
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 800,000 1,203 (398) 805
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 700,000 1,095 (390) 705
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 200,000 6,735 377 7,112
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 200,000 6,735 377 7,112
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 4,500,000 158 (106) 52
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 4,500,000 158 (106) 52
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 500,000 15 (5) 10
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 500,000 15 (5) 10
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 2,000,000 (108) 134 26
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 2,000,000 (108) 134 26
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 500,000 129 66 195
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 500,000 129 66 195
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 14,200,000 4,473 505 4,978
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 14,200,000 4,474 505 4,979
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 5,000,000 1,600 (47) 1,553
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 5,000,000 1,600 (47) 1,553
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 500,000 1,107 (1,051) 56
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 500,000 1,060 (1,003) 57
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 1,200,000 1,465 3,226 4,691
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 1,200,000 1,088 3,603 4,691
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 1,700,000 3,967 1,633 5,600
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 1,600,000 3,703 1,512 5,215
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 200,000 6 1,839 1,845
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 300,000 179 2,588 2,767
Pay 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 100,000 1,120 – 1,120
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 300,000 83 (25) 58
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 300,000 83 (25) 58
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 100,000 48 (27) 21
Pay 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 1,665 (675) 990
Pay 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 1,665 (675) 990
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 300,000 3,970 (830) 3,140
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 300,000 3,922 (782) 3,140
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 100,000 1,029 – 1,029
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 100,000 1,059 (203) 856

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 100,000 $ (78) $ 82 $ 4
Pay 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 100,000 (78) 82 4
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 15,000,000 (20) 29 9
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 15,000,000 (20) 29 9
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 15,000,000 (10) 24 14
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 15,000,000 (10) 24 14
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 300,000 355 16 371
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 400,000 473 21 494
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 45,600,000 122 (21) 101
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 45,600,000 122 (21) 101
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 100,000 134 30 164
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 200,000 348 798 1,146
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 100,000 174 399 573
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 400,000 1,414 340 1,754
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 400,000 1,583 170 1,753
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 700,000 2,837 788 3,625
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 700,000 2,998 626 3,624
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 695,000,000 (10,441) 12,534 2,093
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 695,000,000 (10,443) 12,536 2,093
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 115,000,000 (177) 1,607 1,430
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 115,000,000 (177) 1,607 1,430
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 30,000,000 1,947 734 2,681
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 30,000,000 1,947 734 2,681
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 40,000,000 (3,942) 4,826 884
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 40,000,000 (3,940) 4,824 884
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 10,000,000 90 378 468
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 10,000,000 90 378 468
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 1,500,000 (31) 313 282
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 1,500,000 (31) 313 282
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 1,000,000 191 6 197
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 1,000,000 191 6 197
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 500,000 328 214 542
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 500,000 328 214 542
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 120 130 250
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 120 130 250
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 2,500,000 794 (37) 757
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 2,500,000 794 (37) 757
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 2,000,000 86 100 186
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 2,000,000 85 100 185
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 500,000 57 (11) 46
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 500,000 57 (11) 46
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 500,000 128 84 212
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 500,000 128 84 212
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 (198) 1,128 930
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 900,000 4,015 164 4,179
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 1,000,000 4,454 189 4,643
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 2,000,000 (915) 1,376 461
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 2,000,000 (915) 1,376 461
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 9,000,000 1,093 331 1,424
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 9,000,000 1,093 331 1,424
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 (532) 880 348

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 $ (532) $ 880 $ 348
53,886 63,118 117,004
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 300,000 (2,379) (982) (3,361)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 200,000 (1,947) (294) (2,241)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 100,000 (304) (1,029) (1,333)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 100,000 (515) (901) (1,416)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 800,000 (1,871) (2,796) (4,667)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 700,000 (1,637) (2,447) (4,084)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 100,000 (284) (197) (481)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 200,000 (556) (406) (962)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 100,000 151 (303) (152)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 3,000,000 (371) (249) (620)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 3,000,000 (371) (249) (620)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 105,000,000 (2,920) (5,086) (8,006)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 105,000,000 (2,920) (5,086) (8,006)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 1,000,000 (212) 23 (189)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 1,000,000 (212) 23 (189)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 1,000,000 (116) (83) (199)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 1,000,000 (116) (83) (199)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 200,000 (649) (135) (784)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 300,000 (884) (293) (1,177)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 100,000 (1,789) (283) (2,072)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 100,000 (1,567) (505) (2,072)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 500,000 31 (146) (115)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 500,000 31 (146) (115)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 500,000 30 (142) (112)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 500,000 30 (142) (112)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (342) 180 (162)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 15,000,000 (137) 30 (107)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 15,000,000 (137) 30 (107)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 5,000,000 (41) 15 (26)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 5,000,000 (41) 15 (26)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 105,000,000 (57) 36 (21)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 105,000,000 (57) 36 (21)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 547 (832) (285)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 700,000 (11,361) 4,791 (6,570)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 700,000 (10,326) 3,756 (6,570)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 100,000 (60) – (60)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 100,000 (72) – (72)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 149,000,000 (287) 268 (19)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 149,000,000 (287) 268 (19)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 50,000,000 (51) 50 (1)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 50,000,000 (51) 50 (1)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 1,000,000 (735) 232 (503)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 1,000,000 (735) 232 (503)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 500,000 (102) (32) (134)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 500,000 (102) (32) (134)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 500,000 (1,419) 256 (1,163)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 500,000 (1,419) 256 (1,163)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 600,000 (4,175) 2,789 (1,386)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 500,000 (3,049) 1,894 (1,155)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 200,000 (962) 709 (253)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 100,000 (425) 299 (126)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 300,000 (1,000) (520) (1,520)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 300,000 (837) (683) (1,520)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 100,000 (79) (246) (325)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 500,000 (81) 29 (52)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 500,000 $ (81) $ 29 $ (52)
(59,308) (8,032) (67,340)
$ (5,422) $ 55,086 $ 49,664
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 10/15/2025 BRL 1,324,332 $ 49
TAIEX Mini Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 10/15/2025 TWD 1,297,650 884
Total unrealized appreciation 933

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 12/19/2025 CHF 363,180 $ (1,071)
Total unrealized depreciation (1,071)
Net unrealized depreciation $ (138)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 3 10/2025 USD $ 198,090 $ (3,558)
Hang Seng Mini Index 12 10/2025 HKD 414,991 10,064
Hang Seng Mini Index 47 10/2025 HKD 578,354 13,799
IBEX 35 Index 14 10/2025 EUR 254,902 3,508
IFSC NIFTY 50 Index 2 10/2025 USD 99,046 (189)
LME Aluminum Base Metal 1 10/2025 USD 67,016 1,173
LME Aluminum Base Metal 1 10/2025 USD 67,018 3,047
LME Aluminum Base Metal 1 10/2025 USD 66,972 1,875
LME Lead Base Metal 1 10/2025 USD 48,660 (2,634)
LME Nickel Base Metal 1 10/2025 USD 90,513 510
LME Nickel Base Metal 1 10/2025 USD 90,686 107
LME Nickel Base Metal 1 10/2025 USD 90,595 (2,198)
LME Zinc Base Metal 1 10/2025 USD 74,901 6,845
LME Zinc Base Metal 1 10/2025 USD 74,600 3,610
MSCI Singapore Index 6 10/2025 SGD 208,078 (110)
NY Harbor ULSD 1 10/2025 USD 97,612 938
Rapeseed 1 10/2025 EUR 27,355 (354)
RBOB Gasoline 3 10/2025 USD 242,210 (3,338)
SGX FTSE China A50 Index 44 10/2025 USD 665,060 (2,329)
SGX FTSE Taiwan Index 6 10/2025 USD 513,180 (3,380)
WTI Crude Oil 3 10/2025 USD 187,110 (1,858)
CBOE Volatility Index 1 11/2025 USD 19,249 (2,025)
KOSPI 200 Index 30 11/2025 KRW 508,015 (1,246)
LME Aluminum Base Metal 1 11/2025 USD 67,025 2,778
LME Aluminum Base Metal 1 11/2025 USD 67,029 2,435
LME Aluminum Base Metal 1 11/2025 USD 66,999 1,170
LME Aluminum Base Metal 1 11/2025 USD 67,029 1,351
LME Copper Base Metal 1 11/2025 USD 256,368 13,144
LME Copper Base Metal 1 11/2025 USD 256,445 13,067
LME Copper Base Metal 1 11/2025 USD 256,601 9,207
LME Nickel Base Metal 1 11/2025 USD 90,849 (875)
LME Nickel Base Metal 1 11/2025 USD 90,762 370
Low Sulphur Gasoil 8 11/2025 USD 549,600 7,255
SGX IODEX Iron Ore 3 11/2025 USD 31,074 (355)
Australia 3 Year Bond 2 12/2025 AUD 141,276 (557)
CBOE Volatility Index 1 12/2025 USD 19,800 (1,348)
Cocoa 1 12/2025 GBP 63,614 (8,330)
Coffee 'C' 2 12/2025 USD 281,138 33,882
Corn 9 12/2025 USD 186,975 (2,657)
Crude Oil 1 12/2025 USD 65,677 (1,851)
Crude Palm Oil 1 12/2025 MYR 25,852 (32)
DJIA CBOT Micro E-mini Index 22 12/2025 USD 513,579 4,131

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro STOXX 50 Index 2 12/2025 EUR $ 130,108 $ 2,358
Euro-BTP 1 12/2025 EUR 140,733 (647)
FTSE/JSE Top 40 Index 1 12/2025 ZAR 59,152 1,985
FTSE/MIB Index 5 12/2025 EUR 249,450 (940)
Lean Hogs 2 12/2025 USD 70,980 77
Live Cattle 3 12/2025 USD 281,730 1,567
LME Aluminum Base Metal 1 12/2025 USD 67,060 1,732
LME Aluminum Base Metal 1 12/2025 USD 67,063 (209)
LME Aluminum Base Metal 1 12/2025 USD 67,047 (712)
LME Aluminum Base Metal 4 12/2025 USD 268,089 2,156
LME Copper Base Metal 1 12/2025 USD 256,786 8,802
LME Lead Base Metal 1 12/2025 USD 49,580 (247)
LME Lead Base Metal 1 12/2025 USD 49,549 (516)
LME Lead Base Metal 1 12/2025 USD 49,451 (177)
LME Lead Base Metal 1 12/2025 USD 49,531 (550)
LME Zinc Base Metal 1 12/2025 USD 74,024 1,963
LME Zinc Base Metal 3 12/2025 USD 222,686 11,045
MSCI EAFE Index 1 12/2025 USD 139,265 (202)
MSCI Emerging Markets Index 8 12/2025 USD 543,880 5,708
NASDAQ 100 Micro E-Mini Index 13 12/2025 USD 647,445 7,649
Nikkei 225 Index 3 12/2025 JPY 91,267 (498)
Russell 2000 Micro E-Mini Index 20 12/2025 USD 245,550 3,070
S&P 500 E-Mini Index 61 12/2025 USD 20,553,187 262,398
S&P 500 Micro E-Mini Index 13 12/2025 USD 438,019 3,402
S&P Midcap 400 E-Mini Index 1 12/2025 USD 328,620 (1,104)
S&P/TSX 60 Index 5 12/2025 CAD 1,273,838 24,292
SPI 200 Index 4 12/2025 AUD 587,126 (1,558)
TOPIX Mini Index 6 12/2025 JPY 127,437 663
Wheat 2 12/2025 USD 50,800 (2,277)
Sugar No. 11 3 2/2026 USD 55,776 817
3 Month Euro Euribor 9 3/2026 EUR 2,589,044 (1,164)
90-Day New Zealand Bill 1 3/2026 NZD 576,325 430
3 Month CORRA 16 6/2026 CAD 2,809,801 1,629
90-Day New Zealand Bill 1 6/2026 NZD 576,297 670
3 Month CORRA 16 9/2026 CAD 2,809,945 587
3 Month SARON 1 9/2026 CHF 314,380 (550)
90-Day Australian Bank Bill 1 9/2026 AUD 656,151 (320)
90-Day New Zealand Bill 1 9/2026 NZD 576,198 429
3 Month CORRA 3 12/2026 CAD 526,676 57
3 Month Euro Euribor 1 12/2026 EUR 287,554 (277)
3 Month SARON 1 12/2026 CHF 314,365 (32)
3 Month Euro Euribor 2 3/2027 EUR 574,756 (617)
3 Month SARON 1 3/2027 CHF 314,302 (95)
3 Month SONIA 1 3/2027 GBP 324,121 (169)
3 Month Euro Euribor 2 6/2027 EUR 574,404 (609)
3 Month Euro Euribor 2 9/2027 EUR 574,052 (738)
Total of long contracts 424,320
Short Contracts
CAC 40 10 Euro Index (1) 10/2025 EUR (92,691) (103)
CBOE Volatility Index (3) 10/2025 USD (52,764) 3,125
EURO STOXX 50 Volatility Index (3) 10/2025 EUR (6,252) 444
LME Aluminum Base Metal (1) 10/2025 USD (67,016) (1,163)
LME Aluminum Base Metal (1) 10/2025 USD (67,018) (3,117)
LME Aluminum Base Metal (1) 10/2025 USD (66,972) (1,925)
LME Lead Base Metal (1) 10/2025 USD (48,659) 2,862
LME Nickel Base Metal (1) 10/2025 USD (90,513) (197)
LME Nickel Base Metal (1) 10/2025 USD (90,686) (114)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 10/2025 USD $ (90,595) $ 2,672
LME Zinc Base Metal (1) 10/2025 USD (74,901) (6,904)
LME Zinc Base Metal (1) 10/2025 USD (74,600) (3,353)
Natural Gas (2) 10/2025 USD (66,060) (1,118)
OMXS30 Index (4) 10/2025 SEK (113,231) (846)
Canola (1) 11/2025 CAD (8,697) 96
EURO STOXX 50 Volatility Index (1) 11/2025 EUR (2,254) 5
LME Aluminum Base Metal (1) 11/2025 USD (67,025) (2,778)
LME Aluminum Base Metal (1) 11/2025 USD (67,029) (2,373)
LME Aluminum Base Metal (1) 11/2025 USD (66,999) (1,377)
LME Aluminum Base Metal (1) 11/2025 USD (67,029) (1,395)
LME Copper Base Metal (1) 11/2025 USD (256,368) (15,070)
LME Copper Base Metal (1) 11/2025 USD (256,445) (12,923)
LME Copper Base Metal (1) 11/2025 USD (256,601) (9,103)
LME Nickel Base Metal (1) 11/2025 USD (90,849) 480
LME Nickel Base Metal (1) 11/2025 USD (90,762) (340)
Soybean (13) 11/2025 USD (651,138) 18,564
Australia 10 Year Bond (1) 12/2025 AUD (74,833) 603
Canada 10 Year Bond (2) 12/2025 CAD (175,842) (3,711)
Cotton No. 2 (4) 12/2025 USD (131,540) 2,593
Euro-Bobl (2) 12/2025 EUR (276,536) 235
Euro-Bund (1) 12/2025 EUR (150,854) (298)
Euro-Buxl (1) 12/2025 EUR (134,123) (799)
Euro-Schatz (5) 12/2025 EUR (627,941) 99
Japan 10 Year Bond (2) 12/2025 JPY (1,836,156) 8,976
KC HRW Wheat (4) 12/2025 USD (99,550) 6,066
LME Aluminum Base Metal (2) 12/2025 USD (134,044) (1,399)
LME Aluminum Base Metal (1) 12/2025 USD (67,060) (1,708)
LME Aluminum Base Metal (1) 12/2025 USD (67,063) 185
LME Aluminum Base Metal (1) 12/2025 USD (67,047) 625
LME Lead Base Metal (2) 12/2025 USD (99,099) 333
LME Lead Base Metal (1) 12/2025 USD (49,580) 213
LME Lead Base Metal (1) 12/2025 USD (49,451) 217
LME Lead Base Metal (1) 12/2025 USD (49,531) 517
LME Nickel Base Metal (4) 12/2025 USD (365,050) 1,052
LME Zinc Base Metal (1) 12/2025 USD (74,024) (2,183)
Long Gilt (3) 12/2025 GBP (366,754) (2,744)
Milling Wheat No. 2 (4) 12/2025 EUR (43,733) 1,721
Red Wheat (1) 12/2025 USD (28,138) 1,767
Soybean Meal (2) 12/2025 USD (54,660) 2,134
U.S. Treasury 2 Year Note (5) 12/2025 USD (1,041,875) (419)
U.S. Treasury 5 Year Note (7) 12/2025 USD (764,258) (150)
Platinum (1) 1/2026 USD (80,285) (4,897)
90-Day Australian Bank Bill (7) 3/2026 AUD (4,593,054) 2,003
3 Month Euro Euribor (2) 6/2026 EUR (575,461) 14
3 Month SONIA (1) 6/2026 GBP (323,617) 119
3 Month Euro Euribor (2) 9/2026 EUR (575,343) 79
3 Month SOFR (1) 9/2026 USD (241,775) 124
3 Month SOFR (1) 12/2026 USD (242,112) (77)
90-Day Australian Bank Bill (2) 12/2026 AUD (1,312,237) 720
3 Month SOFR (1) 3/2027 USD (242,250) (46)
3 Month SONIA (1) 6/2027 GBP (324,070) 317
3 Month SONIA (1) 9/2027 GBP (323,970) 341
3 Month SONIA (1) 12/2027 GBP (323,852) 302
3 Month SONIA (1) 3/2028 GBP (323,768) 234
Total of short contracts (22,793)
Net unrealized appreciation $ 401,527

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 221,500 USD 145,090 CITI 12/17/2025 $ 1,610
AUD 221,500 USD 145,090 JPMC 12/17/2025 1,611
BRL 277,000 USD 49,721 CITI
**
12/17/2025 1,384
BRL 277,000 USD 49,721 JPMC
**
12/17/2025 1,384
CHF 29,584 USD 37,332 CITI 12/17/2025 176
CHF 29,582 USD 37,330 JPMC 12/17/2025 176
CLP 50,000,000 USD 51,728 CITI
**
12/17/2025 275
CLP 50,000,000 USD 51,728 JPMC
**
12/17/2025 276
CNY 1,106,000 USD 155,961 CITI
**
12/17/2025 42
CNY 1,106,000 USD 155,961 JPMC
**
12/17/2025 42
COP 350,000,000 USD 86,161 CITI
**
12/17/2025 2,186
COP 350,000,000 USD 86,161 JPMC
**
12/17/2025 2,186
CZK 7,000,000 USD 334,884 CITI 12/17/2025 3,351
CZK 7,000,000 USD 334,883 JPMC 12/17/2025 3,351
EUR 678,501 USD 797,053 CITI 12/17/2025 3,103
EUR 678,499 USD 797,049 JPMC 12/17/2025 3,105
HUF 85,000,000 USD 249,101 CITI 12/17/2025 5,567
HUF 85,000,000 USD 249,101 JPMC 12/17/2025 5,567
ILS 86,000 USD 25,753 CITI 12/17/2025 217
ILS 86,000 USD 25,753 JPMC 12/17/2025 217
JPY 32,500,000 USD 220,198 CITI 12/17/2025 1,328
JPY 32,500,000 USD 220,214 JPMC 12/17/2025 1,312
NOK 1,000,000 USD 98,937 CITI 12/17/2025 1,290
NOK 1,000,000 USD 98,937 JPMC 12/17/2025 1,290
PEN 253,500 USD 71,543 CITI
**
12/17/2025 1,322
PEN 253,500 USD 71,543 JPMC
**
12/17/2025 1,322
PLN 76,375 USD 20,851 CITI 12/17/2025 135
PLN 76,375 USD 20,851 JPMC 12/17/2025 135
TWD 1,250,000 USD 41,074 CITI
**
12/17/2025 200
TWD 1,250,000 USD 41,074 JPMC
**
12/17/2025 200
USD 655,304 CAD 901,000 CITI 12/17/2025 5,533
USD 655,305 CAD 901,000 JPMC 12/17/2025 5,534
USD 112,525 EUR 95,000 CITI 12/17/2025 492
USD 112,525 EUR 95,000 JPMC 12/17/2025 492
USD 197,688 GBP 146,542 CITI 12/17/2025 585
USD 197,686 GBP 146,540 JPMC 12/17/2025 585
USD 849,497 INR 75,000,000 CITI
**
12/17/2025 9,267
USD 849,499 INR 75,000,000 JPMC
**
12/17/2025 9,269
USD 68,330 JPY 10,000,000 CITI 12/17/2025 169
USD 68,331 JPY 10,000,000 JPMC 12/17/2025 169
USD 108,330 KRW 150,000,000 CITI
**
12/17/2025 1,119
USD 108,330 KRW 150,000,000 JPMC
**
12/17/2025 1,119
USD 250,366 NZD 425,500 CITI 12/17/2025 2,933
USD 250,367 NZD 425,500 JPMC 12/17/2025 2,933
USD 87,417 PHP 5,000,000 CITI
**
12/17/2025 1,894
USD 87,417 PHP 5,000,000 JPMC
**
12/17/2025 1,895
USD 85,693 SEK 802,790 CITI 12/17/2025 6
USD 85,693 SEK 802,790 JPMC 12/17/2025 6
USD 619,300 SGD 789,500 CITI 12/17/2025 3,717
USD 619,301 SGD 789,500 JPMC 12/17/2025 3,718
USD 81,051 THB 2,604,137 CITI 12/17/2025 175
USD 81,052 THB 2,604,137 JPMC 12/17/2025 175
ZAR 13,000,000 USD 733,090 CITI 12/17/2025 15,500
ZAR 13,000,000 USD 733,088 JPMC 12/17/2025 15,502
Total unrealized appreciation 127,147

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 337,000 USD 224,499 CITI 12/17/2025 $ (1,302)
AUD 337,000 USD 224,499 JPMC 12/17/2025 (1,302)
CAD 138,500 USD 100,443 CITI 12/17/2025 (561)
CAD 138,500 USD 100,442 JPMC 12/17/2025 (561)
CHF 140,917 USD 179,039 CITI 12/17/2025 (376)
CHF 140,917 USD 179,038 JPMC 12/17/2025 (375)
CNY 953,500 USD 134,713 CITI
**
12/17/2025 (221)
CNY 953,500 USD 134,713 JPMC
**
12/17/2025 (220)
EUR 274,000 USD 324,322 CITI 12/17/2025 (1,194)
EUR 274,000 USD 324,322 JPMC 12/17/2025 (1,193)
GBP 39,001 USD 52,801 CITI 12/17/2025 (344)
GBP 38,999 USD 52,798 JPMC 12/17/2025 (344)
JPY 132,500,000 USD 906,730 CITI 12/17/2025 (3,589)
JPY 132,500,000 USD 906,777 JPMC 12/17/2025 (3,636)
PLN 62,125 USD 17,165 CITI 12/17/2025 (94)
PLN 62,125 USD 17,165 JPMC 12/17/2025 (94)
SEK 500,000 USD 53,551 CITI 12/17/2025 (183)
SEK 500,000 USD 53,551 JPMC 12/17/2025 (183)
TWD 3,750,000 USD 124,304 CITI
**
12/17/2025 (481)
TWD 3,750,000 USD 124,304 JPMC
**
12/17/2025 (481)
USD 918,129 AUD 1,408,000 CITI 12/17/2025 (14,396)
USD 918,131 AUD 1,408,000 JPMC 12/17/2025 (14,394)
USD 45,725 CAD 63,500 CITI 12/17/2025 (69)
USD 45,725 CAD 63,500 JPMC 12/17/2025 (69)
USD 282,598 CHF 224,001 CITI 12/17/2025 (1,404)
USD 282,596 CHF 223,999 JPMC 12/17/2025 (1,403)
USD 166,209 CNY 1,180,082 CITI
**
12/17/2025 (244)
USD 166,209 CNY 1,180,082 JPMC
**
12/17/2025 (244)
USD 388,134 EUR 330,501 CITI 12/17/2025 (1,626)
USD 388,132 EUR 330,499 JPMC 12/17/2025 (1,625)
USD 18,719 GBP 14,000 CITI 12/17/2025 (111)
USD 18,719 GBP 14,000 JPMC 12/17/2025 (111)
USD 52,892 MXN 1,000,000 CITI 12/17/2025 (1,264)
USD 52,892 MXN 1,000,000 JPMC 12/17/2025 (1,264)
USD 50,102 NOK 500,000 CITI 12/17/2025 (11)
USD 50,102 NOK 500,000 JPMC 12/17/2025 (11)
USD 301,964 NZD 521,500 CITI 12/17/2025 (1,295)
USD 301,965 NZD 521,500 JPMC 12/17/2025 (1,294)
USD 21,020 SEK 197,210 CITI 12/17/2025 (29)
USD 21,020 SEK 197,210 JPMC 12/17/2025 (29)
USD 84,515 SGD 108,500 CITI 12/17/2025 (84)
USD 84,515 SGD 108,500 JPMC 12/17/2025 (84)
USD 58,834 THB 1,895,863 CITI 12/17/2025 (46)
USD 58,834 THB 1,895,863 JPMC 12/17/2025 (46)
Total unrealized depreciation (57,887)
Net unrealized appreciation $ 69,260
** Non-deliverable forward foreign currency exchange contracts.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 118.4%
COMMON STOCKS - 7.2%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Frontier Communications Parent,
Inc. *(a) 422,595 15,783,923
Wireless Telecommunication Services - 0.0% †
Kyivstar Group Ltd. (acquired
10/11/2024, Cost $81,500) (2)*(b) 8,150 101,875
Kyivstar Group Ltd. Physically held
shares (2)*(c) 58,234 727,925
829,800
Total Communication Services 16,613,723
Consumer Discretionary - 0.5%
Specialty Retail - 0.1%
ODP Corp. (The) *(a) 61,928 1,724,695
Textiles, Apparel & Luxury Goods - 0.4%
Skechers USA, Inc., Class A (2)* 542,493 8,820,936
Total Consumer Discretionary 10,545,631
Financials - 2.3%
Capital Markets - 1.4%
American Exceptionalism Acquisition
Corp., Class A *(d) 230,000 2,513,900
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(b)(d) 77,278 309
Axiom Intelligence Acquisition Corp.
1, Class B (acquired 6/18/2025,
Cost $257) (3)*(b)(d) 64,144 257
Blue Water Acquisition Corp. III,
Class B (acquired 6/10/2025, Cost
$332) (3)*(b)(d) 82,976 332
byNordic Acquisition Corp., Class A
(Sweden) (2)*(d) 40,443 491,787
CO2 Energy Transition Corp. (2)*(d)
127,667 1,297,097
Cohen Circle Acquisition Corp. II,
Class A *(d) 120,056 1,218,568
Cohen Circle Acquisition Corp. II,
Class B (acquired 7/1/2025, Cost
$398) (3)*(b)(d) 39,810 398
Columbus Circle Capital Corp. I,
Class B (acquired 5/16/2025, Cost
$146) (3)*(b)(d) 48,800 146
Crane Harbor Acquisition Corp.,
Class B (acquired 4/25/2025, Cost
$313) (3)*(b)(d) 62,544 313
CSLM Digital Asset Acquisition
Corp. III Ltd., Class B (acquired
8/27/2025, Cost $165) (3)*(b)(d) 54,870 165
D Boral ARC Acquisition I Corp.,
Class A *(d) 301,302 2,988,916
EGH Acquisition Corp., Class B
(acquired 5/9/2025, Cost $202)
(3)*(b)(d) 67,296 202
EQV Ventures Acquisition Corp. II,
Class A *(d) 361,214 3,594,079
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.4% (continued)
ESH Acquisition Corp., Class A
(2)*(d) 8,212 91,646
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(b)(d) 14,907 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $221)
(3)*(b)(d) 59,627 221
FG Merger II Corp. *(d)
179,188 1,790,088
FIGX Capital Acquisition Corp.,
Class A *(d) 73,554 734,804
Gesher Acquisition Corp. II, Class
B (acquired 3/21/2025, Cost $417)
(3)*(b)(d) 92,583 417
Gigcapital7 Corp., Class B (acquired
8/29/2024, Cost $78,678) (3)*(b)(d) 68,416 78,678
GSR III Acquisition Corp., Class B
(acquired 11/7/2024, Cost $1) (3)*(b)
(d) 99,580 1
GSR IV Acquisition Corp., Class
B (acquired 9/4/2025, Cost $93)
(3)*(b)(d) 92,407 93
HCM II Acquisition Corp., Class B
(acquired 8/16/2024, Cost $236)
(3)*(b)(d) 59,069 236
HCM III Acquisition Corp., Class
B (acquired 8/1/2025, Cost $31)
(3)*(b)(d) 10,459 31
Hennessy Capital Investment Corp.
VII, Class B (acquired 1/17/2025,
Cost $131) (3)*(b)(d) 65,300 131
IB Acquisition Corp. *(d)
152,934 1,608,866
Inception Growth Acquisition Ltd.
(2)*(d) 26,400 324,984
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (2)*(b)(d) 33,755 381,432
Indigo Acquisition Corp., Class B
(acquired 7/1/2025, Cost $233)
(3)*(b)(d) 46,585 233
Kochav Defense Acquisition Corp.,
Class B (acquired 5/28/2025, Cost
$375) (3)*(b)(d) 125,127 375
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(b)(d) 59,069 236
Launch Two Acquisition Corp., Class
B (acquired 10/21/2024, Cost $261)
(3)*(b)(d) 65,200 261
Lightwave Acquisition Corp., Class
A *(d) 335,468 3,344,616
Lightwave Acquisition Corp., Class
B (acquired 6/25/2025, Cost $309)
(3)*(b)(d) 77,130 309
M3-Brigade Acquisition VI Corp.,
Class B (acquired 8/27/2025, Cost
$68) (3)*(b)(d) 22,579 68
McKinley Acquisition Corp., Class
B (acquired 8/12/2025, Cost $82)
(3)*(b)(d) 65,705 82

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.4% (continued)
New Providence Acquisition Corp.
III, Class B (acquired 4/24/2025,
Cost $192) (3)*(b)(d) 63,992 192
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(b)(d) 86,566 346
NewHold Investment Corp. III, Class
B (acquired 2/28/2025, Cost $338)
(3)*(b)(d) 91,354 338
Oxley Bridge Acquisition Ltd., Class
A (Canada) *(d) 263,638 2,620,562
Plum Acquisition Corp. IV, Class A
(acquired 1/15/2025, Cost $157)
(3)*(b)(d) 15,672 157
Plum Acquisition Corp. IV, Class B
(acquired 1/15/2025, Cost $188)
(3)*(b)(d) 62,688 188
Quetta Acquisition Corp. (2)*(d)
72,851 794,076
SilverBox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(b)(d) 68,292 273
Sim Acquisition Corp. I, Class B
(acquired 7/11/2024, Cost $145)
(3)*(b)(d) 43,961 145
Stellar V Capital Corp., Class B
(acquired 1/30/2025, Cost $322)
(3)*(b)(d) 78,550 322
Trailblazer Merger Corp. I, Class A
*(d) 119,448 1,397,542
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(b)(d) 60,623 242
Vendome Acquisition Corp. I, Class
A (2)*(d) 235,696 2,340,461
Voyager Acquisition Corp., Class
B (acquired 8/9/2024, Cost $300)
(3)*(b)(d) 74,993 300
Wen Acquisition Corp., Class B
(acquired 5/16/2025, Cost $143)
(3)*(b)(d) 35,744 143
27,619,713
Financial Services - 0.9%
AvidXchange Holdings, Inc. *(a) 1,734,715 17,260,414
Insurance - 0.0% †
Neptune Insurance Holdings, Inc.,
Class A 2,497 49,940
Total Financials 44,930,067
Health Care - 0.2%
Biotechnology - 0.1%
89bio, Inc. *(a)
101,465 1,491,535
CureVac NV (Germany) *(a)
335,238 1,806,933
3,298,468
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 0.0% †
Baird Medical Investment Holdings
Ltd. Physically held shares (China)
(acquired 4/28/2023, Cost $–)
(2)*(b) 46,529 98,642
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals plc *(a) 10,774 1,420,013
Total Health Care 4,817,123
Industrials - 0.1%
Professional Services - 0.1%
Parsons Corp. *(a) 23,387 1,939,250
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0% †
CID Holdco, Inc. Physically held
shares (2)*(c) 45,000 114,300
Semiconductors & Semiconductor Equipment - 0.1%
MKS, Inc. (a) 11,016 1,363,450
Software - 0.7%
Guidewire Software, Inc. *(a)
15,533 3,570,416
Olo, Inc., Class A (2)*
980,993 10,055,178
13,625,594
Total Information Technology 15,103,344
Materials - 0.9%
Metals & Mining - 0.9%
Namib Minerals Physically held
shares (2)*(c) 18,593 61,171
Rio Tinto plc, ADR (Australia)
217,998 14,390,048
Teck Resources Ltd., Class B
(Canada) (a) 88,714 3,893,658
Total Materials 18,344,877
Utilities - 1.6%
Electric Utilities - 1.6%
ALLETE, Inc. (a) 483,066 32,075,582
TOTAL COMMON STOCKS
(Cost $164,416,865) 144,369,597
CONVERTIBLE PREFERRED STOCKS - 3.1%
Financials - 1.8%
Capital Markets - 1.3%
KKR & Co., Inc.
Series D, $50 par, 6.25%,
3/1/2028 (a) 500,000 26,175,000
Financial Services - 0.5%
Shift4 Payments, Inc.
$100 par, 6.00%, 5/1/2028 (a) 100,000 9,487,000
Total Financials 35,662,000
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Co. (The)
$50 par, 6.00%, 10/15/2027 (a) 250,000 17,392,500

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Materials - 0.5%
Chemicals - 0.5%
Albemarle Corp.
$50 par, 7.25%, 3/1/2027 (a) 250,000 9,470,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $63,948,235) 62,524,500
CLOSED-END FUNDS - 0.4%
Financials - 0.4%
Brookfield Real Assets Income
Fund, Inc. 25,863 345,530
Calamos Global Dynamic Income
Fund 78,223 589,801
Central Securities Corp.
14,282 733,666
Clough Global Equity Fund
27,247 207,350
Core Pacific Pioneer Mutual (2)
18,246 6,624
Ellsworth Growth and Income Fund
Ltd. 17,445 202,362
Flaherty & Crumrine Preferred and
Income Fund 17,618 211,768
Flaherty & Crumrine Preferred and
Income Securities Fund 4,659 78,691
Flaherty & Crumrine Total Return
Fund 19,577 348,862
Gabelli Healthcare & WellnessRx
Trust (The) 18,836 170,843
John Hancock Diversified Income
Fund 24,601 262,001
John Hancock Income Securities
Trust 3,590 41,913
John Hancock Tax-Advantaged
Dividend Income Fund 12,838 318,382
New Germany Fund, Inc. (The)
20,557 237,639
Nuveen Dow 30sm Dynamic
Overwrite Fund 56,673 843,861
Nuveen S&P 500 Buy-Write Income
Fund 101,376 1,463,869
Sprott Focus Trust, Inc.
26,279 218,116
SRH Total Return Fund, Inc.
47,066 854,719
Templeton Emerging Markets Fund
21,599 361,567
XAI Octagon Floating Rate
Alternative Income Trust 8,954 47,456
Total Financials 7,545,020
TOTAL CLOSED-END FUNDS
(Cost $6,098,093) 7,545,020
PRINCIPAL
AMOUNT
CORPORATE BONDS - 6.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.1%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 (2) $ 17,687,750 17,873,874
6.00%, 1/15/2030 (2)(e) 4,617,000 4,671,310
22,545,184
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Media - 0 .6%
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) $ 423 412
TEGNA, Inc.
5.00%, 9/15/2029 (2) 12,331,000 12,267,345
12,267,757
Total Communication Services 34,812,941
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Getty Images, Inc.
9.75%, 3/1/2027 (2)(e) 10,045,000 9,533,336
Hotels, Restaurants & Leisure - 0.0% †
Carnival Corp.
5.13%, 5/1/2029 (2)(e) 760,000 760,000
Total Consumer Discretionary 10,293,336
Energy - 0.7%
Energy Equipment & Services - 0.7%
Shelf Drilling Holdings Ltd. (United Arab Emirates)
9.63%, 4/15/2029 (2)(e) 12,371,000 12,976,861
Oil, Gas & Consumable Fuels - 0.0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(f) 2,833,436 123,254
Total Energy 13,100,115
Financials - 0.9%
Consumer Finance - 0.3%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)
8.75%, 9/1/2027 (2)(e) 6,000,000 6,198,828
Financial Services - 0.6%
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030 (2)(e) 8,427,000 8,501,158
5.75%, 11/15/2031 (2)(e) 3,954,000 3,995,529
12,496,687
Total Financials 18,695,515
Information Technology - 1.3%
Communications Equipment - 1.3%
CommScope LLC
4.75%, 9/1/2029 (2)(e) 3,725,000 3,701,086
9.50%, 12/15/2031 (2)(e) 7,450,000 7,711,502
CommScope Technologies LLC
5.00%, 3/15/2027 (2)(e) 14,925,000 14,807,710
Total Information Technology 26,220,298
Materials - 0.5%
Metals & Mining - 0.5%
United States Steel Corp.
6.88%, 3/1/2029 (2) 9,408,000 9,467,540
Utilities - 0.8%
Gas Utilities - 0.8%
Ferrellgas LP
5.38%, 4/1/2026 (2)(e) 11,700,000 11,582,112
5.88%, 4/1/2029 (2)(e) 3,920,000 3,648,116
15,230,228

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Independent Power and Renewable Electricity Producers - 0.0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(f) $ 2,375,000 2,375
Total Utilities 15,232,603
TOTAL CORPORATE BONDS
(Cost $128,844,242) 127,822,348
CONVERTIBLE BONDS - 40.2%
Communication Services - 1.5%
Entertainment - 0.6%
Live Nation Entertainment, Inc.
2.88%, 1/15/2030 (2)(a)(e) 11,325,000 12,553,763
Interactive Media & Services - 0.7%
fuboTV, Inc.
3.25%, 2/15/2026 (2) 3,047,000 3,008,913
Snap, Inc.
0.50%, 5/1/2030 (2)(a) 11,650,000 9,960,750
12,969,663
Media - 0.2%
CyberAgent, Inc. (Japan)
0.00%, 11/16/2029 (2)(a)(g) JPY 440,000,000 3,908,780
Total Communication Services 29,432,206
Consumer Discretionary - 7.3%
Automobile Components - 0.9%
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) $ 11,687,000 18,944,627
Broadline Retail - 1.7%
Alibaba Group Holding Ltd. (China)
0.50%, 6/1/2031 (2)(a) 4,225,000 7,761,325
Etsy, Inc.
0.13%, 10/1/2026 (2)(a) 5,568,000 5,767,317
Groupon, Inc.
Series UNRS, 4.88%,
6/30/2030 (2)(a) 9,300,000 8,566,005
JD.com, Inc. (China)
0.25%, 6/1/2029 (2)(a) 11,000,000 11,792,000
33,886,647
Hotels, Restaurants & Leisure - 3.8%
Cracker Barrel Old Country Store, Inc.
1.75%, 9/15/2030 (2)(a)(e) 6,237,000 5,745,836
DoorDash, Inc.
0.00%, 5/15/2030 (2)(a)(e) 28,823,000 32,757,340
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 9,827,000 8,819,733
Expedia Group, Inc.
0.00%, 2/15/2026 (2)(a) 4,281,000 4,310,967
Kyoritsu Maintenance Co. Ltd. (Japan)
0.00%, 1/29/2026 (2)(a)(g) JPY 250,000,000 2,305,423
MakeMyTrip Ltd. (India)
0.00%, 7/1/2030 (2)(a)(e) $ 21,333,000 22,024,831
75,964,130
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Specialty Retail - 0.9%
GameStop Corp.
0.00%, 6/15/2032 (2)(a)(e) $ 15,050,000 17,149,475
Total Consumer Discretionary 145,944,879
Consumer Staples - 0.1%
Household Products - 0.1%
Spectrum Brands, Inc.
3.38%, 6/1/2029 (2)(a) 1,925,000 1,786,400
Energy - 1.8%
Energy Equipment & Services - 0.9%
Transocean International Ltd.
4.63%, 9/30/2029 (2)(a) 16,325,000 19,230,850
Oil, Gas & Consumable Fuels - 0.9%
World Kinect Corp.
3.25%, 7/1/2028 (2)(a) 15,875,000 17,457,316
Total Energy 36,688,166
Financials - 5.6%
Capital Markets - 2.4%
Coinbase Global, Inc.
0.25%, 4/1/2030 (2)(a) 4,150,000 5,210,325
0.00%, 10/1/2032 (2)(a)(e) 23,200,000 25,624,400
WisdomTree, Inc.
3.25%, 8/15/2029 (2)(a) 8,142,000 10,641,594
4.63%, 8/15/2030 (2)(a)(e) 5,639,000 5,972,595
47,448,914
Consumer Finance - 2.0%
EZCORP, Inc.
3.75%, 12/15/2029 (2)(a)(e) 14,183,000 25,898,158
Upstart Holdings, Inc.
2.00%, 10/1/2029 (2)(a)(e) 4,391,000 6,118,199
0.00%, 2/15/2032 (2)(a)(e) 7,875,000 7,087,500
39,103,857
Financial Services - 1.2%
Euronet Worldwide, Inc.
0.63%, 10/1/2030 (2)(a)(e) 22,214,000 21,158,835
Shift4 Payments, Inc.
0.00%, 12/15/2025 (2)(a) 3,675,000 3,770,550
24,929,385
Total Financials 111,482,156
Health Care - 3.1%
Biotechnology - 2.0%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(a) 4,118,000 3,903,864
Cytokinetics, Inc.
1.75%, 10/1/2031 (2)(a)(e) 6,300,000 7,209,535
Dynavax Technologies Corp.
2.00%, 3/15/2030 (2)(a)(e) 5,075,000 4,742,974
Exact Sciences Corp.
0.38%, 3/1/2028 (2)(a) 11,289,000 10,425,392
1.75%, 4/15/2031 (2)(a)(e) 11,100,000 10,328,216
Telix Pharmaceuticals Ltd. (Australia)
2.38%, 7/30/2029 (2)(a)(g) AUD 4,000,000 2,633,566
39,243,547

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 1.0%
Dexcom, Inc.
0.38%, 5/15/2028 (2)(a) $ 21,151,000 19,279,136
Life Sciences Tools & Services - 0.1%
Tempus AI, Inc.
0.75%, 7/15/2030 (2)(a)(e) 2,369,000 2,973,095
Total Health Care 61,495,778
Industrials - 1.0%
Commercial Services & Supplies - 0.1%
Park24 Co. Ltd. (Japan)
0.00%, 2/24/2028 (2)(a)(g) JPY 480,000,000 3,252,740
Ground Transportation - 0.2%
Hertz Corp. (The)
5.50%, 10/1/2030 (2)(a)(e) $ 1,618,000 1,630,268
Nagoya Railroad Co. Ltd. (Japan)
0.00%, 6/17/2033 (2)(a)(g) JPY 150,000,000 1,039,659
Tokyu Corp. (Japan)
0.00%, 9/29/2028 (2)(a)(g) 90,000,000 625,621
3,295,548
Machinery - 0.2%
Daifuku Co. Ltd. (Japan)
Series 2028, 0.00%, 9/14/2028
(2)(a)(g) 320,000,000 3,069,412
Series 2030, 0.00%, 9/13/2030
(2)(a)(g) 30,000,000 296,886
3,366,298
Passenger Airlines - 0.3%
ANA Holdings, Inc. (Japan)
0.00%, 12/10/2031 (2)(a)(g) 950,000,000 7,066,302
Professional Services - 0.2%
Planet Labs PBC
0.50%, 10/15/2030 (2)(a)(e) $ 2,550,000 3,436,125
Total Industrials 20,417,013
Information Technology - 13.7%
Communications Equipment - 0.4%
Lumentum Holdings, Inc.
0.38%, 3/15/2032 (2)(a)(e) 6,875,000 7,892,500
Electronic Equipment, Instruments & Components - 0.9%
Ibiden Co. Ltd. (Japan)
0.00%, 3/14/2031 (2)(a)(g) JPY 950,000,000 8,013,828
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a) $ 10,815,000 9,821,014
17,834,842
IT Services - 2.7%
Akamai Technologies, Inc.
1.13%, 2/15/2029 (2)(a) 15,400,000 14,445,200
0.25%, 5/15/2033 (2)(a)(e) 8,725,000 8,755,538
Cloudflare, Inc.
0.00%, 6/15/2030 (2)(a)(e) 12,000,000 13,626,000
Shopify, Inc. (Canada)
0.13%, 11/1/2025 (2) 1,950,000 2,048,475
Snowflake, Inc.
0.00%, 10/1/2029 (2)(a) 9,839,000 15,402,954
54,278,167
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Semiconductors & Semiconductor Equipment - 1.0%
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/2029 (2)(a)(e) $ 2,150,000 2,168,275
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 11,833,000 10,917,967
Penguin Solutions, Inc.
2.00%, 8/15/2030 (2)(a) 5,297,000 6,290,188
19,376,430
Software - 8.1%
Alarm.com Holdings, Inc.
2.25%, 6/1/2029 (2)(a) 7,225,000 6,928,775
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a) 9,453,000 8,899,999
BILL Holdings, Inc.
0.00%, 4/1/2030 (2)(a)(e) 6,847,000 6,093,830
BlackLine, Inc.
0.00%, 3/15/2026 (2)(a) 1,700,000 1,655,800
Datadog, Inc.
0.00%, 12/1/2029 (2)(a)(e) 21,637,000 21,420,630
Dropbox, Inc.
0.00%, 3/1/2026 (2)(a) 9,175,000 9,050,651
0.00%, 3/1/2028 (2)(a) 9,175,000 9,468,600
Five9, Inc.
1.00%, 3/15/2029 (2)(a) 16,180,000 14,295,030
MARA Holdings, Inc.
0.00%, 6/1/2031 (2)(a)(e) 7,725,000 7,312,351
Nebius Group NV (Netherlands)
1.00%, 9/15/2030 (2)(a)(e) 3,000,000 3,489,000
2.75%, 9/15/2032 (2)(a)(e) 3,000,000 3,487,500
Nutanix, Inc.
0.50%, 12/15/2029 (2)(a)(e) 18,884,000 21,257,761
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a) 7,924,000 7,741,748
Progress Software Corp.
3.50%, 3/1/2030 (2)(a) 825,000 828,712
Rapid7, Inc.
1.25%, 3/15/2029 (2)(a) 1,375,000 1,213,901
Strategy, Inc.
0.00%, 12/1/2029 (2)(a)(e) 16,425,000 14,700,551
Terawulf, Inc.
2.75%, 2/1/2030 (2)(a)(e) 10,200,000 16,418,050
1.00%, 9/1/2031 (2)(a)(e) 7,075,000 8,419,250
162,682,139
Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer, Inc.
3.50%, 3/1/2029 (2)(a) 4,675,000 4,763,825
0.00%, 6/15/2030 (2)(a)(e) 6,150,000 6,786,525
11,550,350
Total Information Technology 273,614,428
Materials - 0.6%
Metals & Mining - 0.6%
B2Gold Corp. (Canada)
2.75%, 2/1/2030 (2)(a)(e) 5,425,000 9,146,550
Kobe Steel Ltd. (Japan)
0.00%, 12/14/2028 (2)(a)(g) JPY 300,000,000 2,069,175
Total Materials 11,215,725

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Real Estate - 1.7%
Diversified REITs - 0.6%
Digital Realty Trust LP
1.88%, 11/15/2029 (2)(a)(e) $ 10,782,000 11,321,100
Health Care REITs - 1.1%
Welltower OP LLC
2.75%, 5/15/2028 (2)(a)(e) 11,900,000 22,264,900
Total Real Estate 33,586,000
Utilities - 3.8%
Electric Utilities - 2.7%
Alliant Energy Corp.
3.25%, 5/30/2028 (2)(a)(e) 8,175,000 8,424,337
Duke Energy Corp.
4.13%, 4/15/2026 (2)(a) 12,875,000 13,821,313
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a) 14,243,000 14,791,356
Pinnacle West Capital Corp.
4.75%, 6/15/2027 (2)(a) 8,600,000 9,236,400
Southern Co. (The)
3.25%, 6/15/2028 (2)(a)(e) 7,500,000 7,590,000
53,863,406
Multi-Utilities - 0.8%
WEC Energy Group, Inc.
3.38%, 6/1/2028 (2)(a)(e) 15,250,000 15,753,250
Water Utilities - 0.3%
American Water Capital Corp.
3.63%, 6/15/2026 (2)(a) 5,625,000 5,632,875
Total Utilities 75,249,531
TOTAL CONVERTIBLE BONDS
(Cost $781,988,209) 800,912,282
NO. OF
RIGHTS
RIGHTS - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
A SPAC III Acquisition Corp.,
expiring 11/8/2025 *(d) 63,236 12,015
Aquaron Acquisition Corp., expiring
10/6/2025 *(d) 35,605 9,791
Artius II Acquisition, Inc., expiring
8/13/2026 *(d) 462,795 111,071
Axiom Intelligence Acquisition Corp.
1, expiring 6/18/2027 *(d) 286,274 45,804
BEST SPAC I Acquisition Corp.,
expiring 6/13/2026 *(d) 35,966 5,039
Bleichroeder Acquisition Corp. I,
expiring 11/1/2026 *(d) 543,963 369,895
Blue Acquisition Corp., expiring
3/13/2027 *(d) 167,839 27,341
Bold Eagle Acquisition Corp.,
expiring 10/24/2025 *(d) 756,618 204,287
Broad Capital Acquisition Corp.,
expiring 10/13/2025 (3)*(d) 69,739 13,250
Cal Redwood Acquisition Corp.,
expiring 5/23/2027 *(d) 318,798 70,136
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.2% (continued)
Cayson Acquisition Corp., expiring
12/20/2025 (2)*(d) 114,486 18,329
ChampionsGate Acquisition Corp.,
expiring 11/28/2026 (2)*(d) 112,324 15,725
Charlton Aria Acquisition Corp.,
expiring 4/24/2026 *(d) 197,296 43,405
Clean Energy Special Situations
Corp., expiring 12/31/2025 (2)*(d) 40,212 34,421
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(d) 127,667 30,640
Columbus Acquisition Corp.,
expiring 1/23/2026 (2)*(d) 71,696 12,905
Crane Harbor Acquisition Corp.,
expiring 4/25/2027 *(d) 516,010 165,123
Drugs Made In America Acquisition
Corp., expiring 4/28/2026 *(d) 119,686 26,032
DT Cloud Star Acquisition Corp.,
expiring 10/25/2025 *(d) 145,129 29,026
EGH Acquisition Corp., expiring
5/9/2027 *(d) 320,315 67,266
ESH Acquisition Corp., expiring
10/16/2025 (2)*(d) 97,905 21,784
Eureka Acquisition Corp., expiring
10/3/2025 *(d) 22,702 5,449
FG Merger II Corp., expiring
1/29/2027 *(d) 179,188 75,241
Fifth Era Acquisition Corp. I, expiring
2/28/2027 *(d) 346,362 91,786
Flag Ship Acquisition Corp., expiring
10/20/2025 *(d) 86,443 16,424
Future Vision II Acquisition Corp.,
expiring 3/12/2026 (3)*(d) 150,887 27,145
Globa Terra Acquisition Corp.,
expiring 10/9/2026 *(d) 29,176 4,376
Globalink Investment, Inc., expiring
10/9/2025 (3)*(d) 74,843 16,465
Goldenstone Acquisition Ltd.,
expiring 10/21/2025 (3)*(d) 32,200 7,887
GSR III Acquisition Corp., expiring
5/7/2026 *(d) 87,751 745,884
Hennessy Capital Investment Corp.
VII, expiring 1/17/2027 *(d) 444,056 119,895
HORIZON SPACE ACQUISITION II
Corp., expiring 11/15/2025 *(d) 125,239 18,798
IB Acquisition Corp., expiring
3/28/2026 *(d) 43,870 3,510
Inception Growth Acquisition Ltd.,
expiring 2/13/2026 *(d) 112,518 27,004
Indigo Acquisition Corp., expiring
4/1/2027 *(d) 216,090 37,816
Inflection Point Acquisition Corp. III,
expiring 4/25/2027 *(d) 329,775 145,101
Iron Horse Acquisitions Corp.,
expiring 10/1/2025 *(d) 63,190 46,129
Jackson Acquisition Co. II, expiring
12/10/2026 (2)*(d) 360,208 97,256
Jena Acquisition Corp. II, expiring
5/29/2027 *(d) 205,814 41,163

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.2% (continued)
K&F Growth Acquisition Corp. II,
expiring 2/5/2027 (2)*(d) 338,085 50,713
Kochav Defense Acquisition Corp.,
expiring 11/28/2026 *(d) 440,620 96,936
Lakeshore Acquisition III Corp.,
expiring 7/30/2026 (2)*(d) 78,411 15,996
Maywood Acquisition Corp., expiring
5/13/2026 *(d) 122,083 73,250
Mercer Park Opportunities Corp.,
expiring 1/22/2026 (3)*(d) 457,730 22,887
Metal Sky Star Acquisition Corp.,
expiring 10/5/2025 (3)*(d) 103,342 1,560
Mountain Lake Acquisition Corp.,
expiring 6/13/2026 *(d) 446,094 89,219
Oyster Enterprises II Acquisition
Corp., expiring 5/22/2027 *(d) 346,312 58,873
Pantages Capital Acquisition Corp.,
expiring 3/5/2026 (3)*(d) 157,393 31,479
Pelican Acquisition Corp., expiring
8/23/2026 (3)*(d) 90,330 24,389
PHP Ventures Acquisition Corp.,
expiring 10/16/2025 (3)*(d) 29,400 –
Quartzsea Acquisition Corp.,
expiring 6/18/2026 (2)*(d) 119,661 34,367
Quetta Acquisition Corp., expiring
10/10/2025 (2)*(d) 1,196 2,368
Range Capital Acquisition Corp.,
expiring 6/20/2026 *(d) 224,317 89,368
RF Acquisition Corp. II, expiring
11/17/2025 *(d) 46,579 4,658
Ribbon Acquisition Corp., expiring
1/15/2026 (2)*(d) 60,105 13,223
Rising Dragon Acquisition Corp.,
expiring 1/11/2026 (2)*(d) 140,178 32,830
Siddhi Acquisition Corp., expiring
1/1/2027 *(d) 412,987 83,010
Sizzle Acquisition Corp. II, expiring
4/2/2027 *(d) 411,978 70,036
Soulpower Acquisition Corp.,
expiring 4/2/2027 *(d) 411,978 78,276
Tavia Acquisition Corp., expiring
6/4/2026 (2)*(d) 214,404 47,147
Thayer Ventures Acquisition Corp. II,
expiring 2/15/2027 *(d) 221,227 39,821
Trailblazer Merger Corp. I, expiring
3/30/2026 *(d) 149,105 37,276
UY Scuti Acquisition Corp., expiring
3/31/2026 (2)*(d) 41,412 11,181
Welsbach Technology Metals
Acquisition Corp., expiring
12/30/2025 *(d) 9,289 5,295
Wintergreen Acquisition Corp.,
expiring 8/29/2026 *(d) 28,178 4,508
YHN Acquisition I Ltd., expiring
12/18/2025 (2)*(d) 151,864 23,342
Yotta Acquisition Corp., expiring
10/22/2025 (3)*(d) 68,693 10,304
Total Financials 3,912,926
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Health Care - 0.0%
Biotechnology - 0.0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 3,912,926
NO. OF
WARRANTS
WARRANTS - 0.2%
Communication Services - 0.0% †
Media - 0.0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Wireless Telecommunication Services - 0.0% †
Kyivstar Group Ltd., expiring
8/14/2030 (United Arab
Emirates) * 101,993 407,972
a
Total Communication Services 407,972
Consumer Discretionary - 0.0% †
Automobiles - 0.0% †
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
a
Distributors - 0.0% †
Polibeli Group Ltd., expiring
6/23/2030 (Indonesia) (3)* 134,606 12,559
a
Total Consumer Discretionary 14,459
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
XCF Global, Inc., expiring
10/7/2028 (3)* 40,816 4,082
a
Financials - 0.2%
Capital Markets - 0.2%
26 Capital Acquisition Corp.,
expiring 12/31/2025 (3)*(d) 74,200 482
Aetherium Acquisition Corp.,
expiring 12/31/2025 (3)*(d) 175,712 5,500
Aldel Financial II, Inc., expiring
10/22/2026 (2)*(d) 302,657 160,408
AltEnergy Acquisition Corp.,
expiring 5/1/2026 (3)*(d) 61,463 1,955
Arogo Capital Acquisition
Corp., expiring 10/28/2025
(2)*(d) 96,774 2,903
Athena Technology Acquisition
Corp. II, expiring 10/14/2025
(2)*(d) 319,116 8,616
byNordic Acquisition Corp.,
expiring 10/12/2025 (2)*(d) 69,207 6,921
Canna-Global Acquisition
Corp., expiring 12/31/2025
(3)*(d) 188,580 19
Churchill Capital Corp. X,
expiring 5/14/2027 *(d) 30,717 109,045

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Clean Energy Special
Situations Corp., expiring
12/31/2025 (3)*(d) 19,141 6
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(d) 127,667 21,588
Cohen Circle Acquisition Corp.
II, expiring 7/1/2027 (2)*(d) 30,014 28,513
Concord Acquisition Corp. II,
expiring 12/31/2025 (2)*(d) 95,464 3,819
Corner Growth Acquisition
Corp., expiring 12/31/2025
(3)*(d) 110,400 22,080
D Boral ARC Acquisition I
Corp., expiring 1/31/2027 *(d) 150,651 33,128
Direct Selling Acquisition
Corp., expiring 11/28/2025
(2)*(d) 51,291 513
dMY Squared Technology
Group, Inc., expiring
10/29/2025 *(d) 6,140 10,868
EQV Ventures Acquisition
Corp., expiring 8/7/2026 *(d) 286,978 143,489
EQV Ventures Acquisition
Corp. II, expiring 7/2/2027 *(d) 120,404 28,897
Everest Consolidator
Acquisition Corp., expiring
12/31/2025 (3)*(d) 65,508 20
Fact II Acquisition Corp.,
expiring 5/26/2026 *(d) 211,180 59,130
FIGX Capital Acquisition Corp.,
expiring 6/27/2027 *(d) 36,777 8,826
Four Leaf Acquisition Corp.,
expiring 10/22/2025 *(d) 111,000 3,985
FutureTech II Acquisition
Corp., expiring 10/18/2025
(3)*(d) 38,964 1,173
GigCapital7 Corp., expiring
5/29/2026 *(d) 479,330 215,698
Globalink Investment, Inc.,
expiring 10/9/2025 (3)*(d) 74,843 3,742
Goal Acquisitions Corp.,
expiring 2/5/2026 (2)*(d) 84,630 846
Goldenstone Acquisition Ltd.,
expiring 10/21/2025 (2)*(d) 32,200 1,288
HCM II Acquisition Corp.,
expiring 8/16/2026 (acquired
8/16/2024, Cost $73,836)
(3)*(b)(d) 73,836 73,836
HCM III Acquisition Corp.,
expiring 8/1/2027 (acquired
8/1/2025, Cost $20,918)
(3)*(b)(d) 13,945 20,918
Inception Growth Acquisition
Ltd., expiring 2/13/2026 *(d) 55,747 5,575
Integral Acquisition Corp. 1,
expiring 10/5/2025 (2)*(d) 45,553 1,139
Integrated Rail and Resources
Acquisition Corp., expiring
12/31/2025 (2)*(d) 26,318 8,422
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
InterPrivate III Financial
Partners, Inc., expiring
12/31/2025 (3)*(d) 16,500 167
Iron Horse Acquisitions Corp.,
expiring 10/1/2025 *(d) 55,070 5,562
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(b)(d) 73,836 73,836
Launch Two Acquisition Corp.,
expiring 10/8/2026 *(d) 358,009 130,351
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(b)(d) 81,500 81,500
Lightwave Acquisition Corp.,
expiring 6/25/2027 (2)*(d) 167,734 32,188
Lionheart Holdings, expiring
6/18/2026 *(d) 263,150 72,629
Live Oak Acquisition Corp. V,
expiring 12/28/2026 (2)*(d) 139,657 75,722
M3-Brigade Acquisition V
Corp., expiring 8/1/2026 *(d) 393,588 480,177
M3-Brigade Acquisition VI
Corp., expiring 8/27/2027
(acquired 8/27/2025, Cost
$45,157) (3)*(b)(d) 30,105 45,158
Maquia Capital Acquisition
Corp., expiring 1/7/2026 (3)*(d) 113,500 1,248
Mercer Park Opportunities
Corp., expiring 1/22/2026
(Cayman Islands) (2)*(d) 457,730 45,773
Newbury Street Acquisition
Corp., expiring 3/25/2026
(3)*(d) 88,000 9
Newbury Street II Acquisition
Corp., expiring 11/1/2026
(2)*(d) 218,493 55,017
NewHold Investment Corp. III,
expiring 2/28/2027 *(d) 183,495 66,058
Northern Star Investment
Corp. II, expiring 12/31/2025
(3)*(d) 16,500 86
Oaktree Acquisition Corp.
III Life Sciences, expiring
10/24/2026 *(d) 105,907 92,139
Oxley Bridge Acquisition Ltd.,
expiring 6/25/2027 (Canada)
*(d) 131,819 22,422
Papaya Growth Opportunity
Corp. I, expiring 12/19/2025
(2)*(d) 206,644 2,190
PHP Ventures Acquisition
Corp., expiring 10/16/2025
(3)*(d) 14,700 648
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (3)* 131,402 –
Relativity Acquisition Corp.,
expiring 10/15/2025 (3)*(d) 89,748 –

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Rithm Acquisition Corp.,
expiring 2/27/2027 (3)*(d) 137,354 90,654
SIM Acquisition Corp. I,
expiring 7/10/2026 (acquired
7/11/2024, Cost $54,951)
(3)*(b)(d) 54,951 54,951
Translational Development
Acquisition Corp., expiring
6/23/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(b)(d) 75,779 75,779
Vendome Acquisition Corp. I,
expiring 7/2/2027 (2)*(d) 117,848 23,570
Voyager Acquisition Corp.,
expiring 8/9/2026 (acquired
8/9/2024, Cost $93,741)
(3)*(b)(d) 93,741 93,741
Voyager Acquisition Corp.,
expiring 8/9/2026 *(d) 291,668 49,584
Wen Acquisition Corp.,
expiring 5/16/2027 (acquired
5/16/2025, Cost $44,680)
(3)*(b)(d) 44,680 44,680
Willow Lane Acquisition Corp.,
expiring 11/8/2026 *(d) 122,055 345,416
Yotta Acquisition Corp.,
expiring 10/22/2025 (2)*(d) 68,693 2,061
3,056,664
Financial Services - 0.0% †
Marblegate Capital Corp.,
expiring 4/7/2030 (2)* 261,904 24,095
a
Total Financials 3,080,759
Health Care - 0.0% †
Biotechnology - 0.0% †
Abpro Holdings, Inc., expiring
11/12/2029 * 178,542 4,214
Longevity Health Holdings,
Inc., expiring 7/12/2028 (2)* 8,161 123
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
4,337
Health Care Equipment & Supplies - 0.0% †
Profusa, Inc., expiring
7/11/2030 (3)* 73,834 13,069
a
Health Care Technology - 0.0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 57,318 115
VSee Health, Inc., expiring
11/4/2028 * 17,528 296
411
Total Health Care 17,817
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Industrials - 0.0% †
Commercial Services & Supplies - 0.0% †
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 494
Royalty Management Holding
Corp., expiring 5/28/2026 * 18,932 956
1,450
Electrical Equipment - 0.0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a
Industrial Conglomerates - 0.0% †
Generation Essentials Group
(The), expiring 6/4/2030
(France) * 162,136 21,240
a
Professional Services - 0.0% †
Cycurion, Inc., expiring
2/18/2030 * 1,099 48
a
Total Industrials 23,466
Materials - 0.0% †
Metals & Mining - 0.0% †
Namib Minerals, expiring
6/5/2030 (Cayman Islands) * 155,009 21,701
a
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (2)* 84,757 152
a
TOTAL WARRANTS
(Cost $1,251,284) 3,570,408
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(b) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(b) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(b) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(b) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(b) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(b) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(b) 489,352,292,604 –

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Health Care Equipment & Supplies - 0.0% (continued)
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(b) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 1.7%
Financials - 1.7%
Capital Markets - 1.7%
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(b)(d) 9,660 96,600
Axiom Intelligence Acquisition
Corp. 1 (acquired 6/18/2025, Cost
$80,180) (3)*(b)(d) 8,018 80,180
Bain Capital GSS Investment Corp.
*(d) 315,300 3,181,377
Blue Water Acquisition Corp. III
(acquired 6/10/2025, Cost $103,720)
(3)*(b)(d) 10,372 103,720
BTC Development Corp. *(d)
236,475 2,388,398
Chenghe Acquisition III Co.
(Singapore) *(d) 176,966 1,766,121
Cohen Circle Acquisition Corp. II
(acquired 7/1/2025, Cost $79,620)
(3)*(b)(d) 7,962 79,620
Columbus Circle Capital Corp. I
(acquired 5/16/2025, Cost $73,200)
(3)*(b)(d) 7,320 73,200
Crane Harbor Acquisition Corp.
(acquired 4/25/2025, Cost $78,180)
(3)*(b)(d) 7,818 78,180
CSLM Digital Asset Acquisition
Corp. III Ltd. (acquired 8/27/2025,
Cost $109,740) (3)*(b)(d) 10,974 109,740
Drugs Made In America Acquisition
II Corp. *(d) 348,600 3,466,827
EGH Acquisition Corp. (acquired
5/9/2025, Cost $84,120) (3)*(b)(d) 8,412 84,120
Emmis Acquisition Corp. *(d)
139,440 1,391,611
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(b)(d) 7,453 74,381
Galata Acquisition Corp. II *(d)
222,564 2,221,189
Gesher Acquisition Corp. II
(acquired 3/21/2025, Cost $115,614)
(3)*(b)(d) 11,573 115,729
GSR III Acquisition Corp. (acquired
11/7/2024, Cost $112,027) (3)*(b)(d) 11,203 112,030
GSR IV Acquisition Corp. *(d)
365,950 3,708,903
GSR IV Acquisition Corp. (acquired
9/4/2025, Cost $132,977) (3)*(b)(d) 13,307 132,977
Hennessy Capital Investment Corp.
VII (acquired 1/17/2025, Cost
$130,469) (3)*(b)(d) 13,060 130,469
Indigo Acquisition Corp. (acquired
7/1/2025, Cost $66,317) (3)*(b)(d) 6,655 66,317
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 1.7% (continued)
Kochav Defense Acquisition Corp.
(acquired 5/28/2025, Cost $139,030)
(3)*(b)(d) 13,903 139,030
Lightwave Acquisition Corp.
(acquired 6/25/2025, Cost $77,130)
(3)*(b)(d) 7,713 77,130
McKinley Acquisition Corp. (acquired
8/12/2025, Cost $82,048) (3)*(b)(d) 8,213 82,048
New Providence Acquisition Corp. III
(acquired 4/24/2025, Cost $79,990)
(3)*(b)(d) 7,999 79,990
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(b)(d) 10,821 108,210
NewHold Investment Corp. III
(acquired 2/28/2025, Cost $114,189)
(3)*(b)(d) 11,419 114,189
OTG Acquisition Corp. I *(d)
205,742 2,071,822
Plum Acquisition Corp. IV (acquired
1/15/2025, Cost $78,203) (3)*(b)(d) 7,836 78,203
SilverBox Corp. IV (acquired
8/16/2024, Cost $85,370) (3)*(b)(d) 8,537 85,370
Spring Valley Acquisition Corp. III
*(d) 365,950 3,805,880
Stellar V Capital Corp. (acquired
1/30/2025, Cost $78,550) (3)*(b)(d) 7,855 78,550
StoneBridge Acquisition II Corp. *(d)
79,012 787,750
Talon Capital Corp. *(d)
313,076 3,140,152
Trailblazer Acquisition Corp. *(d)
267,200 2,738,800
Total Financials 32,848,813
TOTAL UNITS
(Cost $32,544,871) 32,848,813
SHARES
SHORT-TERM INVESTMENTS - 59.0%
INVESTMENT COMPANIES - 24.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (h)(i) 11,905,432 11,905,431
Limited Purpose Cash Investment
Fund, 4.13% (h)(j) 474,533,640 474,438,734
TOTAL INVESTMENT COMPANIES
(Cost $486,180,497) 486,344,165
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 34.6%
U.S. Treasury Bills
4.15%, 10/16/2025 (2)(k) $ 18,872,000 18,840,122
4.18%, 11/6/2025 (2)(a)(k) 55,885,000 55,660,203
4.23%, 11/20/2025 (2)(a)(k) 96,741,000 96,207,581
4.24%, 12/11/2025 (2)(k) 30,000,000 29,772,208
4.24%, 12/18/2025 (2)(k) 1,137,000 1,127,474
4.21%, 12/26/2025 (2)(a)(k)(l) 95,717,000 94,836,169
4.20%, 1/2/2026 (2)(k)(l) 45,345,000 44,893,567
4.23%, 1/8/2026 (2)(k)(l) 89,476,000 88,543,313
4.21%, 1/15/2026 (2)(k)(l) 90,000,000 88,996,577
4.20%, 1/22/2026 (2)(k)(l) 20,393,000 20,149,810
4.21%, 1/29/2026 (2)(k)(l) 48,104,000 47,497,248

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 34.6% (continued)
4.06%, 2/5/2026 (2)(k)(l) $ 23,020,000 22,715,519
3.81%, 3/12/2026 (2)(k)(l) 80,000,000 78,654,212
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $687,488,656) 687,894,003
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,173,669,153) 1,174,238,168
TOTAL LONG POSITIONS
(Cost $2,352,890,649) 2,357,744,062
SHARES
SHORT POSITIONS - (23.4)%
COMMON STOCKS - (22.3)%
Communication Services - (0.6)%
Entertainment - (0.3)%
Live Nation Entertainment, Inc. (38,871) (6,351,521)
Interactive Media & Services - (0.1)%
Snap, Inc., Class A (299,384) (2,308,251)
Media - (0.2)%
CyberAgent, Inc. (Japan) (2) (224,818) (2,698,643)
Total Communication Services (11,358,415)
Consumer Discretionary - (4.2)%
Automobile Components - (1.0)%
American Axle & Manufacturing
Holdings, Inc. (412,245) (2,477,592)
Patrick Industries, Inc.
(155,084) (16,040,338)
(18,517,930)
Broadline Retail - (0.8)%
Alibaba Group Holding Ltd., ADR
(China) (37,195) (6,647,862)
Etsy, Inc.
(23,494) (1,559,767)
Groupon, Inc.
(107,349) (2,506,599)
JD.com, Inc., ADR (China)
(153,642) (5,374,397)
(16,088,625)
Hotels, Restaurants & Leisure - (1.9)%
Cracker Barrel Old Country Store,
Inc. (54,149) (2,385,805)
DoorDash, Inc., Class A
(71,077) (19,332,233)
DraftKings, Inc., Class A
(48,695) (1,821,193)
Expedia Group, Inc.
(4,126) (881,933)
Kyoritsu Maintenance Co. Ltd.
(Japan) (2) (106,700) (2,305,869)
MakeMyTrip Ltd. (India)
(118,521) (11,093,566)
(37,820,599)
Specialty Retail - (0.5)%
GameStop Corp., Class A (384,310) (10,483,977)
Total Consumer Discretionary (82,911,131)
Consumer Staples - (0.0)% †
Household Products - (0.0)% †
Spectrum Brands Holdings, Inc. (7,604) (399,438)
INVESTMENTS SHARES VALUE ($)
Energy - (1.0)%
Energy Equipment & Services - (0.5)%
Transocean Ltd. (3,179,186) (9,919,061)
Oil, Gas & Consumable Fuels - (0.5)%
World Kinect Corp. (369,976) (9,600,877)
Total Energy (19,519,938)
Financials - (4.8)%
Capital Markets - (2.5)%
Coinbase Global, Inc., Class A
(55,288) (18,659,147)
KKR & Co., Inc.
(155,000) (20,142,250)
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(716,965) (9,965,813)
(48,767,210)
Consumer Finance - (1.4)%
EZCORP, Inc., Class A
(1,098,698) (20,919,210)
Upstart Holdings, Inc.
(149,480) (7,593,584)
(28,512,794)
Financial Services - (0.9)%
Euronet Worldwide, Inc.
(112,648) (9,891,621)
Shift4 Payments, Inc., Class A
(111,630) (8,640,162)
(18,531,783)
Total Financials (95,811,787)
Health Care - (0.8)%
Biotechnology - (0.6)%
BioMarin Pharmaceutical, Inc.
(2,097) (113,574)
BioNTech SE, ADR (Germany)
(1,107) (109,172)
Cytokinetics, Inc.
(70,421) (3,870,338)
Dynavax Technologies Corp.
(157,867) (1,567,619)
Exact Sciences Corp.
(94,856) (5,189,572)
Telix Pharmaceuticals Ltd.
(Australia) (2) (92,019) (889,554)
(11,739,829)
Health Care Equipment & Supplies - (0.1)%
Dexcom, Inc. (27,348) (1,840,247)
Life Sciences Tools & Services - (0.1)%
Tempus AI, Inc. (21,948) (1,771,423)
Total Health Care (15,351,499)
Industrials - (1.3)%
Aerospace & Defense - (0.7)%
Boeing Co. (The) (68,030) (14,682,915)
Commercial Services & Supplies - (0.1)%
Park24 Co. Ltd. (Japan) (2) (78,801) (1,006,694)
Ground Transportation - (0.1)%
Hertz Global Holdings, Inc.
(23,643) (160,773)
Nagoya Railroad Co. Ltd. (Japan)
(2) (31,957) (381,685)
Tokyu Corp. (Japan) (2)
(20,906) (254,957)
(797,415)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (0.1)%
Daifuku Co. Ltd. (Japan) (2) (82,443) (2,638,503)
Passenger Airlines - (0.2)%
ANA Holdings, Inc. (Japan) (2) (194,840) (3,764,208)
Professional Services - (0.1)%
Planet Labs PBC (172,823) (2,243,243)
Total Industrials (25,132,978)
Information Technology - (5.9)%
Communications Equipment - (0.2)%
Lumentum Holdings, Inc. (24,332) (3,959,060)
Electronic Equipment, Instruments & Components - (0.4)%
Ibiden Co. Ltd. (Japan) (2)
(77,201) (4,669,893)
Vishay Intertechnology, Inc.
(200,183) (3,062,800)
(7,732,693)
IT Services - (1.4)%
Akamai Technologies, Inc.
(104,809) (7,940,330)
Cloudflare, Inc., Class A
(35,369) (7,589,834)
Shopify, Inc., Class A (Canada)
(8,531) (1,267,792)
Snowflake, Inc., Class A
(51,850) (11,694,767)
(28,492,723)
Semiconductors & Semiconductor Equipment - (0.5)%
MACOM Technology Solutions
Holdings, Inc. (8,154) (1,015,092)
ON Semiconductor Corp.
(44,007) (2,169,985)
Penguin Solutions, Inc.
(140,887) (3,702,510)
QUALCOMM, Inc.
(17,672) (2,939,914)
(9,827,501)
Software - (3.1)%
Alarm.com Holdings, Inc.
(46,355) (2,460,523)
Bentley Systems, Inc., Class B
(45,432) (2,338,839)
BILL Holdings, Inc.
(34,393) (1,821,797)
Datadog, Inc., Class A
(60,654) (8,637,130)
Dropbox, Inc., Class A
(209,095) (6,316,760)
Five9, Inc.
(50,934) (1,232,603)
MARA Holdings, Inc.
(131,791) (2,406,504)
Nebius Group NV (Netherlands)
(32,865) (3,689,753)
Nutanix, Inc., Class A
(145,205) (10,801,800)
PagerDuty, Inc.
(119,130) (1,968,028)
Progress Software Corp.
(7,076) (310,849)
Rapid7, Inc.
(5,725) (107,344)
Strategy, Inc., Class A
(13,680) (4,407,833)
Terawulf, Inc.
(1,451,668) (16,578,048)
(63,077,811)
Technology Hardware, Storage & Peripherals - (0.3)%
Super Micro Computer, Inc. (117,733) (5,644,120)
Total Information Technology (118,733,908)
Materials - (0.8)%
Chemicals - (0.4)%
Albemarle Corp. (92,500) (7,499,900)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (0.4)%
B2Gold Corp. (Canada)
(1,436,407) (7,110,215)
Kobe Steel Ltd. (Japan) (2)
(56,969) (673,201)
(7,783,416)
Total Materials (15,283,316)
Real Estate - (1.3)%
Health Care REITs - (1.1)%
Welltower, Inc., REIT (119,945) (21,367,002)
Specialized REITs - (0.2)%
Digital Realty Trust, Inc., REIT (31,051) (5,368,097)
Total Real Estate (26,735,099)
Utilities - (1.6)%
Electric Utilities - (1.3)%
Alliant Energy Corp.
(49,553) (3,340,368)
Duke Energy Corp.
(75,316) (9,320,355)
FirstEnergy Corp.
(150,154) (6,880,056)
Pinnacle West Capital Corp.
(48,880) (4,382,581)
Southern Co. (The)
(25,763) (2,441,559)
(26,364,919)
Multi-Utilities - (0.3)%
WEC Energy Group, Inc. (52,272) (5,989,849)
Water Utilities - (0.0)% †
American Water Works Co., Inc. (3,381) (470,601)
Total Utilities (32,825,369)
TOTAL COMMON STOCKS
(Proceeds $(445,276,479)) (444,062,878)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (0.3)%
Energy - (0.3)%
Energy Equipment & Services - (0.3)%
Transocean International Ltd.
8.50%, 5/15/2031 (2)(e)
(Proceeds $(5,699,168)) $ (5,713,000) (5,598,915)
CONVERTIBLE BONDS - (0.8)%
Health Care - (0.2)%
Pharmaceuticals - (0.2)%
Jazz Investments I Ltd.
3.13%, 9/15/2030 (2) (2,425,000) (2,877,263)
Industrials - (0.2)%
Professional Services - (0.2)%
Parsons Corp.
2.63%, 3/1/2029 (2) (3,550,000) (4,047,000)
Information Technology - (0.4)%
Semiconductors & Semiconductor Equipment - (0.1)%
MKS, Inc.
1.25%, 6/1/2030 (2) (2,500,000) (2,737,500)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - (0.3)%
Guidewire Software, Inc.
1.25%, 11/1/2029 (2)(e) $ (5,000,000) (5,815,115)
Total Information Technology (8,552,615)
TOTAL CONVERTIBLE BONDS
(Proceeds $(13,782,035)) (15,476,878)
TOTAL SHORT POSITIONS
(Proceeds $(464,757,682)) (465,138,671)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.0%
(Cost $1,888,132,967) 1,892,605,391
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.0% ‡ 99,133,820
NET ASSETS - 100.0% 1,991,739,211
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 69,908,427 3.4%
Consumer Discretionary 83,887,174 4.1
Consumer Staples 1,386,962 0.1
Energy 24,673,510 1.2
Financials 162,345,469 8.3
Health Care 48,101,956 2.3
Industrials 10,592,251 0.4
Information Technology 187,651,547 9.5
Materials 33,236,527 1.7
Real Estate 6,850,901 0.4
Utilities 89,732,499 4.6
Investment Companies 486,344,165 24.4
U.S. Treasury Obligations 687,894,003 34.6
Total Investments In Securities
At Value 1,892,605,391 95.0
Other Assets in Excess of
Liabilities ‡ 99,133,820 5.0
Net Assets
$ 1,991,739,211 100.0%

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $875,551,562. Additional securities sold but not yet settled totaling $1,395,403 were also segregated. In addition, $5,504,051 of cash collateral was also pledged.
(b) Restricted security. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at September 30, 2025 amounted to $3,412,620, which represents 0.17% of net assets of the Fund.
(c) Security is subject to contractual sale restrictions of up to twelve months. Total value of all such securities at September 30, 2025 amounted to
$903,396. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(d) Special Purpose Acquisition Company.
(e) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $516,826,591 of investments in securities and $(11,414,030) of securities sold short, which represents 25.95% and (0.57)% of net assets of the Fund, respectively.
(f) Defaulted security.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2025 amounted to $34,281,392 of investments in securities, which represents 1.72% of net assets of the Fund.
(h) Represents 7-day effective yield as of September 30, 2025.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(j) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 23.8%
INVESTMENT COMPANIES - 23.8%
Limited Purpose
Cash Investment
Fund,
4.13% ^(a)
(Cost $474,275,065) $753,748,642 $2,384,808,342 $(2,664,116,562) $43,804 $(45,492) $474,438,734 474,533,640 $17,987,147 $–
^    No longer affiliated as of September 30, 2025.
(a) Represents 7-day effective yield as of September 30, 2025.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
45.V1 5.00 % Quarterly 12/20/2030 3.21 % USD 3,675,000 $ (278,125) $ (10,295) $ (288,420)
$ (278,125) $ (10,295) $ (288,420)
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
44.V1 5.00 % Quarterly 6/20/2030 3.00 % USD 50,000 $ 3,935 $ 121 $ 4,056
$ 3,935 $ 121 $ 4,056
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.74%)
Weekly JPMC 12/31/2025 USD (4,566,654) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
Japan 10 Year Bond (5) 12/2025 JPY $ (4,590,391) $ 41,852
U.S. Treasury 10 Year Note (4) 12/2025 USD (450,000) (2,033)
U.S. Treasury 2 Year Note (578) 12/2025 USD (120,440,750) 51,777
U.S. Treasury 5 Year Note (1,122) 12/2025 USD (122,499,610) 145,394
Net unrealized appreciation $ 236,990

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,214,143 USD 1,456,317 CITI 12/17/2025 $ 10,120
EUR 70,711 USD 83,240 CITI 12/17/2025 150
GBP 227,627 USD 305,176 CITI 12/17/2025 989
HKD 81,756,000 USD 10,512,082 CITI 12/17/2025 10,741
JPY 386,834 USD 2,627 CITI 12/17/2025 10
NOK 6,385,117 USD 633,232 CITI 12/17/2025 6,726
USD 492,193 AUD 736,833 CITI 12/17/2025 4,185
USD 37,023 EUR 31,268 CITI 12/17/2025 149
USD 3,484,373 GBP 2,586,414 CITI 12/17/2025 5,573
USD 83,423 HKD 648,000 CITI 12/17/2025 18
USD 8,279,130 JPY 1,207,021,380 CITI 12/17/2025 51,878
USD 16,580 NOK 164,290 CITI 12/17/2025 114
Total unrealized appreciation 90,653
AUD 1,042,030 USD 693,263 CITI 12/17/2025 (3,121)
EUR 9,261 USD 10,952 CITI 12/17/2025 (31)
GBP 4,357,559 USD 5,887,699 CITI 12/17/2025 (26,661)
HKD 42,336,000 USD 5,452,719 CITI 12/17/2025 (3,648)
JPY 72,469,721 USD 495,129 CITI 12/17/2025 (1,163)
NOK 3,447,661 USD 346,045 CITI 12/17/2025 (498)
USD 20,643,837 AUD 31,739,160 CITI 12/17/2025 (377,154)
USD 959,107 EUR 817,227 CITI 12/17/2025 (4,649)
USD 1,175,424 GBP 878,625 CITI 12/17/2025 (6,351)
USD 15,874,670 HKD 123,444,000 CITI 12/17/2025 (13,820)
USD 5,771,367 JPY 849,962,839 CITI 12/17/2025 (22,117)
USD 83,768 NOK 839,946 CITI 12/17/2025 (417)
Total unrealized depreciation (459,630)
Net unrealized depreciation $ (368,977)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Total return basket swap contracts outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
58-60 months
maturity ranging
from 06/11/2030
- 08/21/2030
$1,559,451 $(5,364) $(205) $(5,569)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (0.03%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
60 months
maturity
07/31/2030
$1,726,631 $(46,509) $(1,650) $(48,159)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
60 months
maturity
08/02/2030
$2,932,688 $(3,495) $35,145 $31,650
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the NOWA
plus or minus a specified
spread (0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
59 months
maturity
07/29/2030
$889,270 $15,065 $(1,087) $13,978
GSIN The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.01%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
1 month
maturity
10/16/2025
$630,339 $(110,758) $– $(110,758)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the MUTSC
plus or minus a specified
spread (0.30%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
25 months
maturity
09/27/2027
$16,139,472 $44,762 $(685) $44,077
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays or
receives the Federal Funds
Effective Rate plus or minus
a specified spread (-0.75% to
0.00%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
1-37 months
maturity
ranging from
10/30/2025
- 10/06/2028
$768,475 $19,212 $(2,467) $16,745
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.02% to 0.09%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
92 months
maturity
06/22/2029
$152,418,263 $4,513,215 $(430,204) $4,083,011
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wintergreen Acquisition Corp.(a) 28,178 283,471 – 0.0
Hong Kong
A Paradise Acquisition Corp.(a) 290,450 2,875,455 (37,759) (0.9)
BEST SPAC I Acquisition Corp.(a) 35,966 361,818 1,798 0.0(b)
Mexico
Globa Terra Acquisition Corp.(a) 29,176 291,176 292 0.0(b)
Singapore
Origin Investment Corp. I(a) 138,345 1,388,984 (2,767) (0.1)
United Kingdom
Axiom Intelligence Acquisition Corp. 1(a) 286,274 2,848,426 (5,725) (0.1)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
1RT Acquisition Corp.(a) 24,060 251,427 481 0.0(b)
Blue Acquisition Corp.(a) 167,839 1,677,551 7,553 0.2
Blue Water Acquisition Corp. III(a) 346,894 3,455,064 (416) 0.0(b)
Cantor Equity Partners I, Inc.(a) 108,446 1,134,345 6,507 0.2
Cantor Equity Partners II, Inc.(a) 123,885 1,306,987 2,478 0.1
Cantor Equity Partners III, Inc.(a) 102,751 1,060,390 2,055 0.1
Cantor Equity Partners IV, Inc.(a) 243,300 2,479,227 15,815 0.4
CARTESIAN GROWTH Corp. III(a) 37,339 375,070 933 0.0(b)
ChampionsGate Acquisition Corp.(a) 22,966 230,579 230 0.0 (b)
Churchill Capital Corp. X(a) 49,147 632,030 134,909 3.3
Crane Harbor Acquisition Corp.(a) 304,599 3,085,588 30,460 0.7
CSLM Digital Asset Acquisition Corp. III Ltd.(a) 386,560 3,904,256 23,194 0.6
Digital Asset Acquisition Corp.(a) 77,920 796,342 3,117 0.1
FutureCrest Acquisition Corp.(a) 103,500 1,097,100 62,100 1.5
HCM III Acquisition Corp.(a) 120,600 1,243,386 19,296 0.5
Highview Merger Corp.(a) 398,511 4,032,931 15,940 0.4
Indigo Acquisition Corp.(a) 216,090 2,152,256 2,161 0.1
Jena Acquisition Corp. II(a) 52,714 535,047 1,581 0.0(b)
M3-Brigade Acquisition VI Corp.(a) 358,169 3,624,670 41,189 1.0
McKinley Acquisition Corp.(a) 299,429 2,991,296 1,497 0.0(b)
New Providence Acquisition Corp. III(a) 74,284 755,468 4,457 0.1
NMP Acquisition Corp.(a) 198,093 1,967,063 (33,676) (0.8)
Pelican Acquisition Corp.(a) 33,281 334,807 1,664 0.0(b)
Pioneer Acquisition I Corp.(a) 308,414 3,065,635 (6,168) (0.2)
ProCap Acquisition Corp.(a) 101,491 1,042,313 12,686 0.3
Pyrophyte Acquisition Corp. II(a) 183,000 1,822,680 (16,470) (0.4)
Quantumsphere Acquisition Corp.(a) 102,340 1,036,704 5,117 0.1
Real Asset Acquisition Corp.(a) 107,261 1,087,627 2,145 0 .1
Silver Pegasus Acquisition Corp.(a) 96,143 958,546 (12,499) (0.3)
Solarius Capital Acquisition Corp.(a) 73,260 729,670 (7,326) (0.2)
Yorkville Acquisition Corp.(a) 96,123 1,024,671 (24,992) (0.6)
PRINCIPAL
AMOUNT
Convertible Bonds
United States
Liberty Broadband Corp., 3.13%, 3/31/2053 8,200,000 8,094,096 15,424 0.4
Liberty Media Corp., 2.38%, 9/30/2053 27,368,000 44,666,342 9,232,624 226.1
NO. OF
WARRANTS
Warrants
United States
Armada Acquisition Corp. II, expiring 11/21/2026(a) 183,174 173,997 40,280 1.0
BERTO ACQUISITION Corp., expiring 4/30/2027(a) 202,562 141,753 (5,105) (0.1)
Centurion Acquisition Corp., expiring 6/11/2026(a) 384,082 115,225 77 0.0(b)
Columbus Circle Capital Corp. I, expiring 5/16/2027(a) 122,872 136,388 (18,431) (0.5)
Digital Asset Acquisition Corp., expiring 10/29/2026(a) 194,799 116,899 (38,453) (0.9)
Dynamix Corp., expiring 11/21/2026(a) 89,637 188,238 (8,067) (0.2)
HCM II Acquisition Corp., expiring 8/16/2026(a) 99,332 601,952 260,250 6.4
SIM Acquisition Corp. I, expiring 7/10/2026(a) 299,540 113,825 33,189 0.8
Texas Ventures Acquisition III Corp., expiring 10/23/2026(a) 207,153 227,868 (6,215) (0.2)
Vine Hill Capital Investment Corp., expiring 6/6/2026(a) 299,861 479,778 (2,999) (0.1)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Live Nation Entertainment, Inc. (229,967) (37,576,608) (5,417,520) (132.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
05/25/2026
- 11/25/2026
$22,579,683 $(41,665) $7,341 $(34,324)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Andlauer Healthcare Group, Inc. 96,073 3,642,863 (31,065) 90.5
dentalcorp Holdings Ltd. 112,649 879,855 (655) 1.9
First National Financial Corp. 15,412 531,009 (1,440) 4.2
InterRent REIT 766,699 7,365,643 11,018 (32.1)
MEG Energy Corp. 389,345 7,855,722 (102,241) 297.9
Short Positions
Common Stocks
Canada
Cenovus Energy, Inc. (135,730) (2,304,591) 82,718 (241.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10% to 1.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
14-25 months
maturity
ranging from
10/26/2026
- 07/26/2027
$64,045,809 $(301,299) $(17,704) $(319,003)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 645,000 28,017,399 37,971 (11.9)
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (129,000) (36,028,410) (339,270) 106.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.10% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
44-60 months
maturity
ranging from
05/03/2029
- 08/01/2030
$27,492,048 $(1,469,730) $388,621 $(1,081,109)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Gold Road Resources Ltd. 3,213,217 6,515,122 (735,171) 68.0
Insignia Financial Ltd. 1,143,506 3,392,303 (18,710) 1.7
Short Positions
Common Stocks
Australia
Rio Tinto Ltd. (217,998) (17,584,394) (715,883) 66.2
Washington H Soul Pattinson & Co. Ltd. (9) (229) 34 (0.0)(b)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
51-60 months
maturity ranging
from 11/30/2029
- 08/28/2030
$51,368,148 $993,619 $(53,260) $940,359
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Cofinimmo SA 3,489 303,320 953 0.1
Germany
CECONOMY AG 405,025 2,088,699 (13,957) (1.5)
Covestro AG 243,151 16,642,984 1,030,222 109.6
Netherlands
JDE Peet's NV 380,461 13,958,209 23,317 2.5
United Kingdom
Just Eat Takeaway.com NV 726,150 17,236,870 (18,467) (2.0)
Short Positions
Common Stocks
Belgium
Aedifica SA (4,153) (308,327) (3,212) (0.3)
Italy
Saipem SpA (286,625) (829,739) (25,237) (2.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
04/03/2029
- 09/23/2030
$33,128,303 $(110,514) $(51,477) $(161,991)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Alpha Group International plc 62,401 3,530,564 22,691 (14.0)
Alphawave IP Group plc 1,436,873 3,618,893 45,792 (28.3)
Deliveroo plc 848,975 2,054,926 11,122 (6.9)
Dowlais Group plc 4,679,270 5,046,362 36,658 (22.6)
Just Group plc 1,166,682 3,328,062 16,958 (10.5)
Spectris plc 71,657 3,962,155 14,778 (9.1)
Spirent Communications plc 2,667,195 7,137,913 71,305 (44.0)
Short Positions
Common Stocks
South Africa
Anglo American plc (117,999) (4,449,428) (329,818) 203.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.05%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
42-47 months
maturity
ranging from
03/05/2029
- 07/05/2029
$141,515,420 $(2,568,570) $(6,193) $(2,574,763)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 1,425,190 61,907,157 5,517,958 (214.3)
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (285,038) (79,608,263) (8,086,528) 314.1

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/30/2027
- 08/08/2030
$316,518,080 $9,562,667 $(10,212,553) $(649,886)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Fifth Era Acquisition Corp. I(a) 346,362 3,519,038 59,868 (9.2)
GigCapital7 Corp.(a) 467,349 4,925,858 280,409 (43.1)
Mercer Park Opportunities Corp.(a) 457,730 4,719,196 146,474 (22.5)
United States
AA Mission Acquisition Corp.(a) 366,238 3,852,824 186,781 (28.7)
Agriculture & Natural Solutions Acquisition Corp.(a) 400,000 4,368,000 224,000 (34.5)
Aldel Financial II, Inc.(a) 605,314 6,325,531 275,991 (42.5)
Andretti Acquisition Corp. II(a) 673,298 7,049,430 343,382 (52.8)
Archimedes Tech SPAC Partners II Co.(a) 323,854 3,306,549 80,964 (12.5)
Armada Acquisition Corp. II(a) 366,348 3,824,673 138,834 (21.4)
Artius II Acquisition, Inc.(a) 462,795 4,688,113 92,559 (14.2)
BERTO ACQUISITION Corp.(a) 405,124 4,217,341 27,836 (4.3)
Bleichroeder Acquisition Corp. I(a) 531,799 5,525,392 284,796 (43.8)
Bold Eagle Acquisition Corp.(a) 756,618 7,868,827 393,441 (60.5)
Cal Redwood Acquisition Corp.(a) 318,798 3,187,980 (1,238) 0.2
CARTESIAN GROWTH Corp. III(a) 362,963 3,645,963 6,147 (0.9)
Centurion Acquisition Corp.(a) 768,164 8,104,130 422,490 (65.0)
Churchill Capital Corp. IX(a) 484,340 5,075,883 106,483 (16.4)
Digital Asset Acquisition Corp.(a) 311,678 3,185,349 (81,086) 12.5
EGH Acquisition Corp.(a) 320,315 3,209,556 (6,509) 1.0
EQV Ventures Acquisition Corp.(a) 860,172 8,928,585 395,679 (60.9)
Fact II Acquisition Corp.(a) 422,360 4,350,308 177,391 (27.3)
Gores Holdings X, Inc.(a) 371,652 3,798,283 (33,005) 5.1
Graf Global Corp.(a) 676,022 7,125,272 365,052 (56.2)
Hennessy Capital Investment Corp. VII(a) 444,056 4,551,574 186,504 (28.7)
Inflection Point Acquisition Corp. III(a) 329,775 3,317,536 (46,453) 7.1
Jackson Acquisition Co. II(a) 360,208 3,738,959 133,277 (20.5)
K&F Growth Acquisition Corp. II(a) 338,085 3,455,229 83,903 (12.9)
Kochav Defense Acquisition Corp.(a) 440,620 4,419,419 2,515 (0.4)
Launch One Acquisition Corp.(a) 625,956 6,585,057 341,438 (52.5)
Launch Two Acquisition Corp.(a) 716,018 7,475,228 344,259 (53.0)
Lionheart Holdings(a) 526,300 5,531,413 261,626 (40.3)
M3-Brigade Acquisition V Corp.(a) 598,410 6,313,226 317,157 (48.8)
Mountain Lake Acquisition Corp.(a) 446,094 4,594,768 142,750 (22.0)
New Providence Acquisition Corp. III(a) 512,330 5,210,396 14,898 (2.3)
Newbury Street II Acquisition Corp.(a) 436,986 4,524,990 176,046 (27.1)
NewHold Investment Corp. III(a) 366,990 3,735,958 46,532 (7.2)
Oaktree Acquisition Corp. III Life Sciences(a) 529,535 5,544,231 256,834 (39.5)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Oyster Enterprises II Acquisition Corp.(a) 346,312 3,470,046 1,692 (0.3)
Plum Acquisition Corp. IV(a) 339,570 3,507,758 122,245 (18.8)
Rithm Acquisition Corp.(a) 412,062 4,223,636 92,294 (14.2)
Roman DBDR Acquisition Corp. II(a) 399,420 4,118,020 147,785 (22.7)
Siddhi Acquisition Corp.(a) 412,987 4,191,818 12,390 (1.9)
SilverBox Corp. IV(a) 606,254 6,347,479 284,939 (43.8)
SIM Acquisition Corp. I(a) 599,080 6,290,340 310,427 (47.8)
Sizzle Acquisition Corp. II(a) 411,978 4,169,217 30,749 (4.7)
Soulpower Acquisition Corp.(a) 411,978 4,152,738 37,530 (5.8)
Stellar V Capital Corp.(a) 388,826 4,004,908 116,648 (17.9)
Texas Ventures Acquisition III Corp.(a) 414,306 4,437,217 256,870 (39.5)
Titan Acquisition Corp.(a) 536,082 5,425,150 26,793 (4.1)
Translational Development Acquisition Corp.(a) 385,010 3,981,003 113,103 (17.4)
Vine Hill Capital Investment Corp.(a) 480,669 5,147,965 346,082 (53.3)
Voyager Acquisition Corp.(a) 583,336 6,101,695 250,524 (38.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.39% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 10/01/2030
$829,909,969 $7,706,082 $(3,219,674) $4,486,408
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
MAC Copper Ltd. 314,840 3,844,196 40,209 0.9
Canada
Sandstorm Gold Ltd. 3,242,461 40,595,612 7,061,195 157.4
Netherlands
Merus NV 96,550 9,090,182 22,834 0.5
United Kingdom
Verona Pharma plc, ADR 257,601 27,488,603 410,954 9.2
WNS Holdings Ltd. 317,481 24,214,276 430,515 9.6
United States
Air Lease Corp. 477,040 30,363,596 (32,144) (0.7)
American Woodmark Corp. 110,814 7,397,943 194,393 4.3
Cantaloupe, Inc. 465,950 4,925,092 (192,449) (4.3)
Chart Industries, Inc. 194,997 39,028,650 3,413,557 76.1
Cross Country Healthcare, Inc. 556,007 7,895,299 (2,163,536) (48.2)
CyberArk Software Ltd. 60,365 29,165,350 3,335,138 74.3
Dayforce, Inc. 143,490 9,885,026 6,796 0.2
Electronic Arts, Inc. 47,376 9,555,739 (2,117) 0.0(b)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2025 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Hanesbrands, Inc. 1,923,915 12,678,600 366,398 8.2
Informatica, Inc. 421,420 10,468,073 186,738 4.2
Integral Ad Science Holding Corp. 410,643 4,176,239 (4,410) (0.1)
Interpublic Group of Cos., Inc. (The) 1,921,710 53,634,926 2,867,345 63.9
Kellanova 470,977 38,629,534 261,156 5.8
Liberty Broadband Corp. 453,968 28,845,127 (5,866,024) (130.8)
Mr Cooper Group, Inc. 26,702 5,628,515 224,569 5.0
MRC Global, Inc. 490,983 7,079,975 142,770 3.2
Norfolk Southern Corp. 100,568 30,211,633 1,904,488 42.5
Pinnacle Financial Partners, Inc. 62,978 5,906,707 382,393 8.5
ProAssurance Corp. 195,482 4,689,613 144,657 3.2
PROS Holdings, Inc. 205,232 4,701,865 (5,113) (0.1)
Spirit AeroSystems Holdings, Inc. 396,193 15,293,050 2,294,932 51.2
STAAR Surgical Co. 272,008 7,308,855 (25,308) (0.6)
Steelcase, Inc. 694,308 11,942,098 550,635 12.3
Surmodics, Inc. 135,337 4,045,223 (1,450,234) (32.3)
TEGNA, Inc. 284,675 5,787,443 (206,331) (4.6)
Tourmaline Bio, Inc. 152,556 7,296,753 27,318 0.6
TXNM Energy, Inc. 456,037 25,788,892 (60,121) (1.3)
Veritex Holdings, Inc. 412,898 13,844,470 287,794 6.4
Vimeo, Inc. 890,489 6,901,290 12,055 0.3
Vital Energy, Inc. 210,525 3,555,767 (107,061) (2.4)
Short Positions
Common Stocks
Canada
Gildan Activewear, Inc. (196,984) (11,385,675) (385,189) (8.6)
United States
Boeing Co. (The) (54,554) (11,774,390) 348,184 7.8
Charter Communications, Inc. (107,166) (29,481,902) 6,999,946 156.0
Compass, Inc. (473,239) (3,800,109) 8,070 0.2
Crescent Energy Co. (401,138) (3,578,151) 150,767 3.4
DNOW, Inc. (465,024) (7,091,616) (119,169) (2.7)
HNI Corp. (152,561) (7,147,483) (365,623) (8.1)
Huntington Bancshares, Inc. (801,254) (13,837,657) (219,586) (4.9)
Masterbrand, Inc. (570,573) (7,514,446) (201,882) (4.5)
Omnicom Group, Inc. (661,219) (53,909,185) (1,590,916) (35.5)
Palo Alto Networks, Inc. (132,828) (27,046,437) (3,201,574) (71.4)
Rocket Cos., Inc. (293,722) (5,692,332) (22,788) (0.5)
Royal Gold, Inc. (202,655) (40,648,540) (6,708,470) (149.5)
Synovus Financial Corp. (120,284) (5,903,539) (225,667) (5.0)
Union Pacific Corp. (100,466) (23,747,148) (1,241,790) (27.7)
(a) Special Purpose Acquisition Company.
(b) Represents less than 0.05% of swap value.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
See notes to Schedule of Investments.

AQR Funds | N-PORT Part F | September 2025

(a) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of September 30, 2025.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 41,873,198 538,908,061
AQR Equity Market Neutral Fund,
Class R6 (a) 72,510,419 872,300,336
AQR Macro Opportunities Fund,
Class R6 (a) 54,541,685 550,325,605
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 56,676,169 550,325,605
AQR Style Premia Alternative Fund,
Class R6 (a) 68,296,722 598,279,287
TOTAL ALTERNATIVE FUNDS
(Cost $2,852,187,934) 3,110,138,894
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $1,206,327,272) 113,416,796 1,365,538,222
TOTAL INVESTMENT COMPANIES
(Cost $4,058,515,206) 4,475,677,116
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1 .9%
Limited Purpose Cash Investment
Fund, 4.13% (b)
(Cost $88,968,087) 88,998,620 88,980,821
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $4,147,483,293) 4,564,657,937
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% 2,506,732
NET ASSETS - 100.0% 4,567,164,669
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 872,300,336 19 .0%
Global Flexible Allocation 1,365,538,222 29 .9
Global Macro 550,325,605 12 .1
Multi-Strategy 598,279,287 13 .1
Relative Value Arbitrage 538,908,061 11 .8
Systematic Trend 550,325,605 12 .1
Short-Term Investment Funds 88,980,821 1 .9
Total Investments In Securities
At Value 4,564,657,937 99 .9
Other Assets in Excess of
Liabilities 2,506,732 0 .1
Net Assets
$ 4,567,164,669 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 174,833,179 $ 352,615,403 $ (9,677,839) $ 1,471 $ 21,135,847 $ 538,908,061 41,873,198 $ – $ –
AQR Equity Market
Neutral Fund 282,992,687 538,478,084 (48,695,191) 28,025 99,496,731 872,300,336 72,510,419 – –
AQR Macro
Opportunities Fund 178,537,271 361,481,514 (6,132,903) (317,622) 16,757,345 550,325,605 54,541,685 – –
AQR Managed
Futures Strategy HV
Fund 178,537,271 346,322,858 (35,485,155) 703,922 60,246,709 550,325,605 56,676,169 – –
AQR Style Premia
Alternative Fund 194,094,461 390,440,954 (26,772,482) (48,644) 40,564,998 598,279,287 68,296,722 – –
367,152 238,201,630 3,110,138,894 – –
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset
Fund 443,009,494 834,799,184 (52,547,237) (200,722) 140,477,503 1,365,538,222 113,416,796 – –
TOTAL $166,430 $378,679,133 $4,475,677,116 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 281.8%
COMMON STOCKS - 198.4%
Australia - 5 .4%
AGL Energy Ltd. (2)(a) 18,507 108,354
ANZ Group Holdings Ltd. (2)(a) 191,701 4,209,475
Aristocrat Leisure Ltd. (2)(a) 161,547 7,478,571
Atlas Arteria Ltd. (2)(a) 128,622 417,688
Aurizon Holdings Ltd. (2)(a) 468,508 988,100
BlueScope Steel Ltd. (2)(a) 215,263 3,233,441
Brambles Ltd. (2)(a) 171,070 2,806,859
Cleanaway Waste Management Ltd.
(2)(a) 2 4
Coles Group Ltd. (2)(a) 68,299 1,051,315
Computershare Ltd. (2)(a) 243,967 5,861,514
Dyno Nobel Ltd. (2)(a) 589,143 1,207,009
Evolution Mining Ltd. (2)(a) 1,854,741 13,221,590
GPT Group (The), REIT (2)(a) 2 7
Harvey Norman Holdings Ltd. (2)(a) 585,911 2,858,046
IGO Ltd. (2)*(a) 345,039 1,184,719
Insurance Australia Group Ltd. (2)(a) 100,201 542,963
JB Hi-Fi Ltd. (2)(a) 179,982 13,813,217
Lynas Rare Earths Ltd. (2)*(a) 62,924 699,093
Mineral Resources Ltd. (2)*(a) 167,987 4,582,060
Northern Star Resources Ltd. (2)(a) 274,043 4,279,269
Orica Ltd. (2)(a) 287,791 4,019,193
Pro Medicus Ltd. (2)(a) 59,226 12,058,163
Qantas Airways Ltd. (2)(a) 887,838 6,415,343
QBE Insurance Group Ltd. (2)(a) 499,634 6,799,150
Qube Holdings Ltd. (2)(a) 158,584 430,720
Scentre Group, REIT (2)(a) 2 5
SEEK Ltd. (2)(a) 157,036 2,958,933
SGH Ltd. (2)(a) 14,438 476,597
Sonic Healthcare Ltd. (2)(a) 86,116 1,219,737
South32 Ltd. (2)(a) 1,364,600 2,473,635
Stockland, REIT (2)(a) 2 8
Suncorp Group Ltd. (2)(a) 94,714 1,269,897
Technology One Ltd. (2)(a) 209,025 5,321,439
Telstra Group Ltd. (2)(a) 1,059,521 3,377,885
Vicinity Ltd., REIT (2)(a) 3 5
Westpac Banking Corp. (2)(a) 119,947 3,090,417
Whitehaven Coal Ltd. (2)(a) 1,140,808 4,979,498
WiseTech Global Ltd. (2)(a) 27,140 1,622,520
Worley Ltd. (2)(a) 1,635 15,189
Yancoal Australia Ltd. (2)(a) 155,387 545,286
125,616,914
Belgium - 0 .7%
Ageas SA/NV (2)(a) 115,347 8,000,043
Anheuser-Busch InBev SA/NV (2)(a) 127,346 7,612,323
Liberty Global Ltd., Class A *(a) 48,312 553,656
16,166,022
Brazil - 0 .3%
MercadoLibre, Inc. *(a) 1,027 2,400,037
Wheaton Precious Metals Corp. (a) 34,402 3,849,801
Yara International ASA (2)(a) 2,678 98,159
6,347,997
INVESTMENTS SHARES VALUE ($)
Canada - 5 .7%
Agnico Eagle Mines Ltd. (a) 13,825 2,328,505
ARC Resources Ltd. (a) 246,992 4,504,316
Atco Ltd., Class I (a) 33,593 1,216,078
AtkinsRealis Group, Inc. (a) 55,719 4,021,281
Bank of Nova Scotia (The) (a) 192,202 12,428,151
Barrick Mining Corp. (a) 59,414 1,951,436
Brookfield Infrastructure Corp.,
Class A (a) 11,513 472,863
Canadian National Railway Co. (a) 96,517 9,101,740
Canadian Natural Resources Ltd. (a) 248,374 7,941,829
Canadian Utilities Ltd., Class A (a) 17,225 481,835
Capital Power Corp. (a) 10,603 497,885
CCL Industries, Inc., Class B (a) 31,870 1,796,280
Celestica, Inc. *(a) 65,677 16,161,817
Cenovus Energy, Inc. (a) 232,514 3,947,910
Constellation Software, Inc. (a) 453 1,229,737
Empire Co. Ltd., Class A (a) 117,836 4,229,294
Fairfax Financial Holdings Ltd. (a) 2,030 3,551,515
Finning International, Inc. (a) 69,943 3,249,131
George Weston Ltd. (a) 90,134 5,497,934
iA Financial Corp., Inc. (a) 24,808 2,820,557
IGM Financial, Inc. (a) 14,847 540,453
Kinross Gold Corp. (a) 112,211 2,784,916
Loblaw Cos. Ltd. (a) 56,840 2,198,532
Lundin Gold, Inc. (a) 146,956 9,521,465
Manulife Financial Corp. (a) 122,959 3,830,928
Metro, Inc., Class A (a) 6,794 456,302
Northland Power, Inc. (a) 1 17
Onex Corp. (a) 724 64,243
Pan American Silver Corp. (a) 94,482 3,661,288
Parkland Corp. (a) 29,514 816,476
Quebecor, Inc., Class B (a) 107,704 3,391,240
Saputo, Inc. (a) 23,903 580,528
Sun Life Financial, Inc. (a) 11,838 710,858
Suncor Energy, Inc. (a) 122,594 5,130,326
TFI International, Inc. (a) 71,295 6,274,493
Toronto-Dominion Bank (The) (a) 19,317 1,544,583
Tourmaline Oil Corp. (a) 46,317 1,997,518
Whitecap Resources, Inc. (a) 292,186 2,229,658
133,163,918
China - 0 .6%
Prosus NV (2)(a) 136,849 9,677,284
Wilmar International Ltd. (2)(a) 580,600 1,283,997
Yangzijiang Shipbuilding Holdings
Ltd. (2)(a) 1,033,476 2,703,844
13,665,125
Denmark - 2 .7%
AP Moller - Maersk A/S, Class B (2)
(a) 3,081 6,056,556
Danske Bank A/S (2)(a) 310,423 13,259,586
Demant A/S (2)*(a) 23,394 814,392
Genmab A/S (2)*(a) 49,170 15,171,317
ISS A/S (2)(a) 281,371 8,915,751
Jyske Bank A/S (Registered) (2)(a) 13,759 1,536,384
Pandora A/S (2)(a) 51,974 6,795,467
ROCKWOOL A/S, Class B (2)(a) 36,356 1,355,402
Royal Unibrew A/S (2)(a) 35,424 2,705,707

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.7% (continued)
Vestas Wind Systems A/S (2)(a) 274,714 5,225,947
61,836,509
Finland - 1 .2%
Elisa OYJ (2)(a) 27,860 1,462,323
Kone OYJ, Class B (2)(a) 31,535 2,150,976
Nordea Bank Abp (2)(a) 755,795 12,443,244
Wartsila OYJ Abp (2)(a) 423,645 12,707,096
28,763,639
France - 9 .0%
Air France-KLM (2)*(a) 305,105 4,119,385
Amundi SA (2)(a)(b) 23,875 1,897,455
BNP Paribas SA (2)(a) 101,158 9,252,194
Bouygues SA (2)(a) 91,839 4,142,277
Carrefour SA (2)(a) 1,050,169 15,915,058
Credit Agricole SA (2)(a) 290,173 5,718,172
Dassault Aviation SA (2)(a) 10,431 3,513,923
Eiffage SA (2)(a) 71,413 9,149,282
Engie SA (2)(a) 350,707 7,538,984
FDJ UNITED (2)(a) 13,177 441,853
Gaztransport Et Technigaz SA (2)(a) 3,414 633,982
Hermes International SCA (2)(a) 5,174 12,723,071
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 25,602 15,754,992
Orange SA (2)(a) 1,324,755 21,488,818
Renault SA (2)(a) 12,280 504,934
Safran SA (2)(a) 51,751 18,364,829
SCOR SE (2)(a) 106,065 3,751,107
Societe Generale SA (2)(a) 331,541 22,072,781
Thales SA (2)(a) 38,335 12,118,241
TotalEnergies SE (2)(a) 249,441 15,193,111
Valeo SE (2)(a) 697,843 8,800,405
Vinci SA (2)(a) 70,796 9,838,659
Vivendi SE (2)(a) 1,690,425 5,968,257
208,901,770
Germany - 4 .5%
adidas AG (2)(a) 25,440 5,390,264
Allianz SE (Registered) (2)(a) 15,618 6,570,909
Aumovio SE *(a) 5,731 236,304
Aurubis AG (2)(a) 5,441 682,486
Bayer AG (Registered) (2)(a) 142,628 4,748,250
Commerzbank AG (2)(a) 84,029 3,181,507
Continental AG (2)(a) 11,462 758,280
Deutsche Bank AG (Registered) (2)
(a) 129,962 4,602,707
Deutsche Lufthansa AG
(Registered) (2)(a) 1,289,376 10,943,178
E.ON SE (2)(a) 193,747 3,649,315
Evonik Industries AG (2)(a) 24,741 430,223
Freenet AG (2)(a) 30,229 967,143
Fresenius Medical Care AG (2)(a) 148,610 7,852,190
Knorr-Bremse AG (2)(a) 5,878 553,054
Mercedes-Benz Group AG (2)(a) 133,219 8,396,793
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 4,467 2,852,064
Rational AG (2)(a) 1,118 854,352
RENK Group AG (2)(a) 17,551 1,816,929
INVESTMENTS SHARES VALUE ($)
Germany - 4.5% (continued)
Rheinmetall AG (2)(a) 3,645 8,526,279
RWE AG (2)(a) 287,237 12,775,933
Scout24 SE (2)(a)(b) 36,550 4,585,467
Talanx AG (2)(a) 9,125 1,216,612
TeamViewer SE (2)*(a)(b) 40,425 412,790
thyssenkrupp AG (2)(a) 865,779 11,945,867
Zalando SE (2)*(a)(b) 29,024 890,695
104,839,591
Hong Kong - 0 .2%
HKT Trust & HKT Ltd. (2)(a) 263,000 388,851
Techtronic Industries Co. Ltd. (2)(a) 254,000 3,246,939
3,635,790
Ireland - 0 .1%
Accenture plc, Class A (a) 9,968 2,458,109
Italy - 4 .3%
A2A SpA (2)(a) 333,867 873,740
Amplifon SpA (2)(a) 141,332 2,305,148
Azimut Holding SpA (2)(a) 70,112 2,716,365
Banca Monte dei Paschi di Siena
SpA (2)(a) 490,373 4,363,436
Enel SpA (2)(a) 1,126,371 10,674,101
Eni SpA (2)(a) 70,232 1,228,786
Generali (2)(a) 207,936 8,171,887
Hera SpA (2)(a) 299,157 1,346,966
Intesa Sanpaolo SpA (2)(a) 1,782,149 11,796,359
Italgas SpA (2)(a) 202,448 1,864,912
Leonardo SpA (2)(a) 232,721 14,891,046
Nexi SpA (2)(a)(b) 772,117 4,374,263
Pirelli & C SpA (2)(a)(b) 1,095,334 7,476,315
Poste Italiane SpA (2)(a)(b) 405,806 9,646,434
Reply SpA (2)(a) 9,195 1,312,541
Telecom Italia SpA (2)*(a) 4,330,430 2,268,892
UniCredit SpA (2)(a) 106,246 8,084,801
Unipol Assicurazioni SpA (2)(a) 268,296 5,767,716
99,163,708
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 20,044 838,182
Japan - 28 .3%
ABC-Mart, Inc. (2)(a) 69,400 1,376,620
AGC, Inc. (2)(a) 80,700 2,631,815
Aisin Corp. (2)(a) 250,500 4,326,171
Ajinomoto Co., Inc. (2)(a) 31,200 894,480
ANA Holdings, Inc. (2)(a) 253,700 4,901,353
Asahi Group Holdings Ltd. (2)(a) 36,300 435,198
Asahi Intecc Co. Ltd. (2)(a) 167,900 2,728,434
Asahi Kasei Corp. (2)(a) 898,900 7,065,108
Asics Corp. (2)(a) 117,500 3,074,681
Astellas Pharma, Inc. (2)(a) 1,243,800 13,557,403
Bandai Namco Holdings, Inc. (2)(a) 223,500 7,436,182
BayCurrent, Inc. (2)(a) 41,300 2,427,077
Brother Industries Ltd. (2)(a) 203,200 3,395,393
Canon, Inc. (2)(a) 499,000 14,562,365
Central Japan Railway Co. (2)(a) 347,300 9,956,970
Chubu Electric Power Co., Inc. (2)
(a) 775,300 10,767,377

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 28.3% (continued)
Concordia Financial Group Ltd. (2)
(a) 417,900 3,199,467
CyberAgent, Inc. (2)(a) 223,200 2,679,221
Dai Nippon Printing Co. Ltd. (2)(a) 384,500 6,538,322
Dai-ichi Life Holdings, Inc. (2)(a) 896,700 7,053,595
Daiichi Sankyo Co. Ltd. (2)(a) 864,900 19,460,432
Disco Corp. (2)(a) 19,200 6,019,978
ENEOS Holdings, Inc. (2)(a) 1,057,700 6,698,633
FANUC Corp. (2)(a) 162,200 4,661,134
Fujitsu Ltd. (2)(a) 467,700 10,971,463
Fukuoka Financial Group, Inc. (2)(a) 237,300 7,097,317
Hikari Tsushin, Inc. (2)(a) 5,700 1,587,842
Hirose Electric Co. Ltd. (2)(a) 49,200 6,120,372
Hitachi Construction Machinery Co.
Ltd. (2)(a) 166,100 5,307,681
Hitachi Ltd. (2)(a) 174,300 4,617,742
Honda Motor Co. Ltd. (2)(a) 803,500 8,291,580
Hoya Corp. (2)(a) 39,000 5,392,544
IHI Corp. (2)(a) 385,700 7,183,383
Iida Group Holdings Co. Ltd. (2)(a) 177,800 2,835,560
Inpex Corp. (2)(a) 452,400 8,145,769
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 684,800 12,629,149
Japan Airlines Co. Ltd. (2)(a) 523,400 10,538,862
Japan Post Bank Co. Ltd. (2)(a) 1,071,600 13,121,656
Japan Post Holdings Co. Ltd. (2)(a) 541,700 5,376,536
Kao Corp. (2)(a) 301,800 13,152,760
Kinden Corp. (2)(a) 103,200 3,528,934
Kirin Holdings Co. Ltd. (2)(a) 140,600 2,059,949
Kobe Bussan Co. Ltd. (2)(a) 110,500 3,045,425
Kobe Steel Ltd. (2)(a) 282,800 3,341,839
Komatsu Ltd. (2)(a) 116,200 4,048,084
Kyoto Financial Group, Inc. (2)(a) 42,700 904,805
Kyushu Electric Power Co., Inc. (2)
(a) 208,000 2,078,041
LY Corp. (2)(a) 2,041,700 6,553,876
Marubeni Corp. (2)(a) 235,800 5,883,733
MatsukiyoCocokara & Co. (a) 67,400 1,369,102
Mazda Motor Corp. (2)(a) 2,211,900 16,105,952
McDonald's Holdings Co. Japan Ltd.
(2)(a) 15,400 645,855
MINEBEA MITSUMI, Inc. (2)(a) 44,900 843,706
MISUMI Group, Inc. (2)(a) 469,700 7,315,524
Mitsubishi Chemical Group Corp.
(2)(a) 728,100 4,182,314
Mitsubishi Motors Corp. (2)(a) 305,300 826,350
Mitsui Chemicals, Inc. (2)(a) 135,400 3,384,318
Mizuho Financial Group, Inc. (2)(a) 412,130 13,854,111
Nexon Co. Ltd. (2)(a) 132,700 2,912,181
NGK Insulators Ltd. (2)(a) 143,000 2,390,360
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 321,800 7,306,286
Nippon Steel Corp. (2)(a) 1,425,000 5,869,207
Nippon Yusen KK (2)(a) 157,300 5,367,887
Niterra Co. Ltd. (2)(a) 16,300 628,761
Nomura Holdings, Inc. (2)(a) 1,021,900 7,489,172
Obic Co. Ltd. (2)(a) 196,600 6,852,179
Oji Holdings Corp. (2)(a) 417,900 2,286,537
Oracle Corp. Japan (2)(a) 23,900 2,440,266
ORIX Corp. (2)(a) 415,000 10,892,086
INVESTMENTS SHARES VALUE ($)
Japan - 28.3% (continued)
Otsuka Corp. (2)(a) 93,000 1,941,301
Pan Pacific International Holdings
Corp. (2)(a) 231,000 1,520,891
Panasonic Holdings Corp. (2)(a) 1,425,600 15,473,603
Persol Holdings Co. Ltd. (2)(a) 844,000 1,537,215
Recruit Holdings Co. Ltd. (2)(a) 222,800 11,978,592
Renesas Electronics Corp. (2)(a) 674,000 7,754,500
Resona Holdings, Inc. (2)(a) 1,108,000 11,298,605
Resonac Holdings Corp. (2)(a) 147,800 5,005,439
Rinnai Corp. (2)(a) 3,500 82,892
Sanwa Holdings Corp. (2)(a) 258,700 7,395,846
Seiko Epson Corp. (2)(a) 187,900 2,403,693
Sekisui Chemical Co. Ltd. (2)(a) 70,700 1,316,198
Shimamura Co. Ltd. (2)(a) 88,700 5,930,967
Shimizu Corp. (2)(a) 551,800 7,751,576
Shin-Etsu Chemical Co. Ltd. (2)(a) 164,000 5,369,940
Shionogi & Co. Ltd. (2)(a) 321,400 5,663,024
Shizuoka Financial Group, Inc. (2)
(a) 592,900 8,110,419
Skylark Holdings Co. Ltd. (2)(a) 249,800 5,166,041
SoftBank Corp. (2)(a) 1,775,800 2,611,846
Sojitz Corp. (2)(a) 419,400 11,091,935
Square Enix Holdings Co. Ltd. (2)(a) 453,600 9,761,355
Subaru Corp. (2)(a) 215,400 4,389,703
Sumitomo Corp. (2)(a) 304,700 8,815,884
Sumitomo Electric Industries Ltd.
(2)(a) 169,300 4,817,271
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 246,700 7,160,225
Suntory Beverage & Food Ltd. (2)(a) 28,200 881,361
Takeda Pharmaceutical Co. Ltd. (2)
(a) 236,500 6,946,098
TBS Holdings, Inc. (2)(a) 122,400 4,642,441
TIS, Inc. (2)(a) 44,000 1,451,347
Tokyo Century Corp. (2)(a) 106,500 1,356,560
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,804,100 8,450,705
Tokyo Electron Ltd. (2)(a) 147,700 26,182,330
Tokyo Gas Co. Ltd. (2)(a) 125,700 4,469,724
Tokyu Corp. (2)(a) 252,100 3,074,464
TOPPAN Holdings, Inc. (2)(a) 106,500 2,728,748
Toray Industries, Inc. (2)(a) 194,600 1,241,503
Tosoh Corp. (2)(a) 126,400 1,869,902
TOTO Ltd. (2)(a) 19,200 504,950
Toyo Suisan Kaisha Ltd. (2)(a) 54,700 3,907,749
Toyota Motor Corp. (2)(a) 577,600 11,093,655
Toyota Tsusho Corp. (2)(a) 95,600 2,646,430
Trend Micro, Inc. (2)(a) 8,900 487,122
USS Co. Ltd. (2)(a) 666,200 7,648,391
Yamaha Corp. (2)(a) 13,600 90,300
Yamato Holdings Co. Ltd. (2)(a) 194,200 3,104,305
Yokogawa Electric Corp. (2)(a) 235,500 6,758,520
Zensho Holdings Co. Ltd. (2)(a) 12,800 836,191
657,346,222
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 95,000 522,344

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3 .7%
Aalberts NV (2)(a) 97,895 3,227,558
ABN AMRO Bank NV, CVA (2)(a)(b) 393,563 12,625,325
Arcadis NV (2)(a) 20,937 1,057,191
Argenx SE (2)*(a) 5,732 4,235,086
ASM International NV (2)(a) 22,589 13,624,550
ASML Holding NV (2)(a) 7,178 6,999,893
ASR Nederland NV (2)(a) 27,071 1,842,163
Heineken NV (2)(a) 97,998 7,674,126
JDE Peet's NV (2)(a) 62,013 2,275,109
Koninklijke Ahold Delhaize NV (2)(a) 180,817 7,316,670
Koninklijke KPN NV (2)(a) 971,004 4,660,372
NN Group NV (2)(a) 173,817 12,257,143
OCI NV (2)*(a) 7,184 33,295
SBM Offshore NV (2)(a) 34,388 880,026
Wolters Kluwer NV (2)(a) 58,241 7,949,892
86,658,399
New Zealand - 0 .3%
Xero Ltd. (2)*(a) 57,719 6,022,696
Nigeria - 0 .1%
Airtel Africa plc (2)(a)(b) 462,265 1,518,053
Norway - 0 .5%
DNB Bank ASA (2)(a) 40,234 1,096,618
Equinor ASA (2)(a) 2 49
Kongsberg Gruppen ASA (2)(a) 139,397 4,454,759
Telenor ASA (2)(a) 241,298 4,003,976
TOMRA Systems ASA (2)(a) 141,949 2,128,073
11,683,475
Portugal - 0 .5%
Banco Comercial Portugues SA,
Class R (2)(a) 4,548,040 4,037,500
EDP SA (2)(a) 1,800,395 8,544,614
12,582,114
Singapore - 0 .5%
Grab Holdings Ltd., Class A *(a) 283,237 1,705,087
Sea Ltd., ADR *(a)(c) 19,431 3,472,902
Singapore Telecommunications Ltd.
(2) 557,500 1,782,366
STMicroelectronics NV (2)(a) 41,643 1,177,036
United Overseas Bank Ltd. (2)(a) 106,200 2,852,049
10,989,440
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(b) 110,993 3,187,092
Spain - 1 .8%
ACS Actividades de Construccion y
Servicios SA (2)(a) 47,325 3,793,482
Aena SME SA (2)(a)(b) 203,691 5,568,772
Banco Santander SA (2)(a) 1,126,443 11,821,253
Bankinter SA (2)(a) 263,939 4,172,432
CaixaBank SA (2)(a) 201,066 2,123,642
Enagas SA (a) 445,266 6,957,996
Endesa SA (a) 16,518 527,682
Fluidra SA (2)(a) 85,543 2,327,015
Grifols SA (2)(a) 146,902 2,138,764
INVESTMENTS SHARES VALUE ($)
Spain - 1.8% (continued)
Mapfre SA (2)(a) 506,599 2,404,833
41,835,871
Sweden - 3 .6%
Alfa Laval AB (2)(a) 180,487 8,241,986
Assa Abloy AB, Class B (2)(a) 187,945 6,541,968
Autoliv, Inc. (a) 24,416 3,015,376
Electrolux AB, Class B (2)*(a) 641,497 3,511,332
Elekta AB, Class B (2)(a) 152,736 773,615
Embracer Group AB (2)*(a) 1,194 13,250
Essity AB, Class B (2)(a) 248,846 6,504,618
Evolution AB (2)(a)(b) 185,234 15,249,188
Getinge AB, Class B (2)(a) 102,281 2,204,464
Sandvik AB (2)(a) 63,213 1,765,880
Skanska AB, Class B (2)(a) 19,506 506,295
SSAB AB, Class B (2)(a) 104,474 609,263
Svenska Handelsbanken AB, Class
A (2)(a) 364,023 4,749,640
Swedbank AB, Class A (2)(a) 229,302 6,921,642
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 2,036,545 16,874,825
Telia Co. AB (2)(a) 1,045,734 3,989,443
Volvo AB, Class B (2)(a) 52,858 1,520,070
82,992,855
Switzerland - 3 .4%
ABB Ltd. (Registered) (2)(a) 94,949 6,870,826
Adecco Group AG (Registered) (2)
(a) 164,954 4,647,191
Avolta AG (2)*(a) 11,194 611,234
Belimo Holding AG (Registered) (2)
(a) 2,778 2,921,640
BKW AG (2)(a) 3,955 848,264
DSM-Firmenich AG (2)(a) 45,136 3,850,928
Flughafen Zurich AG (Registered)
(2)(a) 18,814 5,760,644
Galderma Group AG (2)(a) 2,733 483,195
Geberit AG (Registered) (2)(a) 2,669 2,015,633
Givaudan SA (Registered) (2)(a) 1,541 6,285,804
Kuehne + Nagel International AG
(Registered) (2)(a) 44,311 8,292,247
Logitech International SA
(Registered) (2)(a) 32,936 3,622,908
SGS SA (Registered) (2)(a) 66,297 6,889,573
Sika AG (Registered) (2)(a) 9,664 2,170,136
Swissquote Group Holding SA
(Registered) (2)(a) 5,633 3,962,357
TE Connectivity plc (a) 17,209 3,777,892
Zurich Insurance Group AG (2)(a) 22,131 15,818,871
78,829,343
Thailand - 0 .0% †
Fabrinet *(a) 1,391 507,186
United Kingdom - 7 .9%
Aberdeen Group plc (2)(a) 297,485 791,880
Aviva plc (2)(a) 247,518 2,289,739
B&M European Value Retail SA (2)
(a) 1,660,011 5,855,988
Barclays plc (2)(a) 2,013,629 10,360,777
Beazley plc (2)(a) 82,723 1,011,700

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.9% (continued)
Bellway plc (2)(a) 43,804 1,451,175
British American Tobacco plc (2)(a) 64,763 3,444,570
Burberry Group plc (2)*(a) 380,666 6,013,522
Centrica plc (2)(a) 3,874,806 8,701,228
CK Hutchison Holdings Ltd. (2)(a) 464,500 3,051,757
Compass Group plc (2)(a) 460,636 15,701,128
easyJet plc (2)(a) 617,779 3,862,606
Entain plc (2)(a) 324,086 3,830,200
Hiscox Ltd. (2)(a) 420,282 7,757,484
Howden Joinery Group plc (2)(a) 128,755 1,464,830
ICG plc (2)(a) 44,442 1,334,303
IMI plc (2)(a) 40,947 1,264,722
Imperial Brands plc (2)(a) 64,981 2,760,487
InterContinental Hotels Group plc
(2)(a) 45,339 5,481,957
International Consolidated Airlines
Group SA (2)(a) 241,862 1,265,772
Intertek Group plc (2)(a) 25,665 1,633,678
Investec plc (a) 2 15
ITV plc (2)(a) 4,513,551 4,870,462
Johnson Matthey plc (2)(a) 41,879 1,134,616
Kingfisher plc (2)(a) 1,771,464 7,379,508
Lloyds Banking Group plc (2)(a) 7,943,955 8,989,260
M&G plc (2)(a) 146,418 499,331
Man Group plc (2)(a) 386,520 928,596
NatWest Group plc (2)(a) 1,638,323 11,572,054
Next plc (2)(a) 14,387 2,398,369
Ocado Group plc (2)*(a) 406,372 1,234,519
Pearson plc (2)(a) 32,522 462,498
Pennon Group plc (2)(a) 87,051 549,143
Persimmon plc (2)(a) 124,892 1,951,133
Reckitt Benckiser Group plc (2)(a) 39,643 3,052,591
Rightmove plc (2)(a) 321,451 3,069,809
Rolls-Royce Holdings plc (2)(a) 798,024 12,827,647
Rotork plc (2)(a) 1 5
Subsea 7 SA (2)(a) 1 21
Tate & Lyle plc (2)(a) 2 12
TechnipFMC plc (a) 346,916 13,685,836
Tesco plc (2)(a) 1,017,275 6,097,232
United Utilities Group plc (2)(a) 116,639 1,801,923
Vodafone Group plc (2)(a) 9,037,045 10,509,213
Weir Group plc (The) (2)(a) 24,445 901,711
Whitbread plc (2)(a) 33,919 1,471,616
184,716,623
United States - 113 .0%
3M Co. (a) 43,601 6,766,003
Abercrombie & Fitch Co., Class A
*(a) 96,516 8,256,944
Acerinox SA (2)(a) 93,296 1,225,368
Acuity, Inc. (a) 1,738 598,550
Adobe, Inc. *(a) 47,735 16,838,520
ADT, Inc. (a) 489,508 4,263,615
Advanced Micro Devices, Inc. *(a) 3,724 602,506
AES Corp. (The) (a) 59,653 785,033
Aflac, Inc. (a) 20,077 2,242,601
Agilent Technologies, Inc. (a) 47,061 6,040,279
Agree Realty Corp., REIT (a) 22,294 1,583,766
Air Lease Corp., Class A (a) 60,086 3,824,474
Airbnb, Inc., Class A *(a) 59,083 7,173,858
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Akamai Technologies, Inc. *(a) 82,141 6,223,002
Albemarle Corp. (a) 60,390 4,896,421
Alexandria Real Estate Equities,
Inc., REIT (a) 21,058 1,754,974
Align Technology, Inc. *(a) 25,795 3,230,050
Allegion plc (a) 44,207 7,840,111
Allison Transmission Holdings, Inc.
(a) 18,841 1,599,224
Alnylam Pharmaceuticals, Inc. *(a) 19,833 9,043,848
Amcor plc (a) 485,916 3,974,793
Amdocs Ltd. (a) 41,464 3,402,121
American Electric Power Co., Inc.
(a) 42,618 4,794,525
American International Group, Inc.
(a) 103,157 8,101,951
Ameriprise Financial, Inc. (a) 9,545 4,688,981
Amkor Technology, Inc. (a) 52,676 1,495,998
Amphenol Corp., Class A (a) 98,149 12,145,939
Analog Devices, Inc. (a) 7,393 1,816,460
Antero Resources Corp. *(a) 130,637 4,384,178
APA Corp. (a) 118,294 2,872,178
Apellis Pharmaceuticals, Inc. *(a)(c) 57,630 1,304,167
Arista Networks, Inc. *(a) 67,171 9,787,486
Armstrong World Industries, Inc. (a) 21,287 4,172,465
Arrow Electronics, Inc. *(a) 72,531 8,776,251
Ashland, Inc. (a) 88,331 4,231,938
Associated Banc-Corp. (a) 52,437 1,348,155
Assured Guaranty Ltd. (a) 22,353 1,892,181
Atlassian Corp., Class A *(a) 31,221 4,985,994
AutoNation, Inc. *(a) 22,640 4,952,953
AutoZone, Inc. *(a) 2,830 12,141,379
Avnet, Inc. (a) 19,027 994,732
Axalta Coating Systems Ltd. *(a) 141,806 4,058,488
Axis Capital Holdings Ltd. (a) 112,480 10,775,584
Ball Corp. (a) 71,225 3,591,165
Bank of America Corp. (a) 32,310 1,666,873
Bank of New York Mellon Corp.
(The) (a) 43,079 4,693,888
Bank OZK (a) 80,523 4,105,063
Bath & Body Works, Inc. (a) 233,024 6,002,698
Becton Dickinson & Co. (a) 25,681 4,806,713
BellRing Brands, Inc. *(a) 134,845 4,901,616
Best Buy Co., Inc. (a) 161,071 12,180,189
Biogen, Inc. *(a) 59,643 8,354,791
BioMarin Pharmaceutical, Inc. *(a) 169,093 9,158,077
Black Hills Corp. (a) 21,412 1,318,765
Blackbaud, Inc. *(a) 3,712 238,719
Booking Holdings, Inc. (a) 1,908 10,301,807
Booz Allen Hamilton Holding Corp.,
Class A (a) 98,164 9,811,492
BorgWarner, Inc. (a) 227,697 10,009,560
Boston Beer Co., Inc. (The), Class
A *(a) 6,499 1,374,019
Boston Scientific Corp. *(a) 13,440 1,312,147
BP plc (2)(a) 2,245,279 12,891,613
Bright Horizons Family Solutions,
Inc. *(a) 29,344 3,185,878
Brighthouse Financial, Inc. *(a) 39,277 2,084,823
Bristol-Myers Squibb Co. (a) 107,213 4,835,306

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Broadridge Financial Solutions, Inc.
(a) 8,872 2,113,044
Buzzi SpA (2)(a) 35,125 1,935,561
CACI International, Inc., Class A *(a) 16,374 8,167,024
Capital One Financial Corp. (a) 29,596 6,291,518
CarMax, Inc. *(a) 153,024 6,866,187
Carpenter Technology Corp. (a) 3,520 864,301
Carrier Global Corp. (a) 22,593 1,348,802
Carter's, Inc. (a) 42,655 1,203,724
Celsius Holdings, Inc. *(a) 47,920 2,754,921
Cencora, Inc. (a) 5,781 1,806,736
Centene Corp. *(a) 504,058 17,984,788
CF Industries Holdings, Inc. (a) 36,105 3,238,619
Charles River Laboratories
International, Inc. *(a) 13,411 2,098,285
Charles Schwab Corp. (The) (a) 26,832 2,561,651
Charter Communications, Inc., Class
A *(a) 51,522 14,173,960
Cheniere Energy, Inc. (a) 11,174 2,625,667
Chewy, Inc., Class A *(a) 259,335 10,490,101
Chipotle Mexican Grill, Inc., Class
A *(a) 25,432 996,680
Chubb Ltd. (a) 43,637 12,316,543
Ciena Corp. *(a) 42,364 6,171,164
Cincinnati Financial Corp. (a) 42,952 6,790,711
Cirrus Logic, Inc. *(a) 30,558 3,828,612
Citigroup, Inc. (a) 119,520 12,131,280
Citizens Financial Group, Inc. (a) 173,104 9,202,209
Civitas Resources, Inc. (a) 66,013 2,145,423
Clorox Co. (The) (a) 28,879 3,560,781
CME Group, Inc. (a) 27,342 7,387,535
CNA Financial Corp. (a) 97,881 4,547,551
CNH Industrial NV (a) 59,473 645,282
CNO Financial Group, Inc. (a) 20,552 812,832
CNX Resources Corp. *(a)(c) 48,864 1,569,512
Coca-Cola Consolidated, Inc. (a) 71,012 8,319,766
Cognex Corp. (a) 35,177 1,593,518
Columbia Sportswear Co. (a) 46,437 2,428,655
Comfort Systems USA, Inc. (a) 24,741 20,415,777
Commerce Bancshares, Inc. (a) 19,684 1,176,316
Commercial Metals Co. (a) 49,063 2,810,329
Commvault Systems, Inc. *(a) 55,687 10,512,592
Concentrix Corp. (a) 161,782 7,466,239
ConocoPhillips (a) 28,770 2,721,354
Copart, Inc. *(a) 199,083 8,952,763
COPT Defense Properties, REIT (a) 154,288 4,483,609
Corcept Therapeutics, Inc. *(a) 45,799 3,806,355
Corebridge Financial, Inc. (a) 91,517 2,933,120
Crane Co. (a) 17,641 3,248,414
CRH plc (a) 49,251 5,905,195
Crocs, Inc. *(a)(c) 44,998 3,759,583
Crowdstrike Holdings, Inc., Class
A *(a) 1,598 783,627
Crown Holdings, Inc. (a) 97,478 9,415,400
CSX Corp. (a) 92,237 3,275,336
Cummins, Inc. (a) 18,340 7,746,266
Curtiss-Wright Corp. (a) 13,894 7,543,608
CVS Health Corp. (a) 36,224 2,730,927
Danaher Corp. (a) 36,245 7,185,934
Darden Restaurants, Inc. (a) 5,525 1,051,739
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Darling Ingredients, Inc. *(a) 22,077 681,517
Dell Technologies, Inc., Class C (a) 32,975 4,674,866
Delta Air Lines, Inc. (a) 65,644 3,725,297
DENTSPLY SIRONA, Inc. (a) 409,925 5,201,948
Devon Energy Corp. (a) 176,469 6,187,003
Dexcom, Inc. *(a) 23,446 1,577,681
Dick's Sporting Goods, Inc. (a) 36,625 8,138,808
Dolby Laboratories, Inc., Class A (a) 47,894 3,466,089
Dollar General Corp. (a) 44,970 4,647,650
Dollar Tree, Inc. *(a) 17,037 1,607,782
DoorDash, Inc., Class A *(a) 7,603 2,067,940
DoubleVerify Holdings, Inc. *(a) 39,067 468,023
Dover Corp. (a) 45,541 7,597,605
DR Horton, Inc. (a) 82,540 13,988,054
DraftKings, Inc., Class A *(a) 297,229 11,116,365
DTE Energy Co. (a) 45,568 6,444,682
Duolingo, Inc., Class A *(a) 12,304 3,959,919
DuPont de Nemours, Inc. (a) 71,871 5,598,751
Eagle Materials, Inc. (a) 3,791 883,455
East West Bancorp, Inc. (a) 79,343 8,446,062
Ecolab, Inc. (a) 20,503 5,614,952
Edison International (a) 107,814 5,959,958
Edwards Lifesciences Corp. *(a) 50,941 3,961,682
Elastic NV *(a) 44,935 3,796,558
Elevance Health, Inc. (a) 21,513 6,951,281
elf Beauty, Inc. *(a) 29,231 3,872,523
Eli Lilly & Co. (a) 7,827 5,972,001
EMCOR Group, Inc. (a) 16,023 10,407,579
Encompass Health Corp. (a) 35,474 4,505,907
EnerSys (a) 5,381 607,838
EPR Properties, REIT (a) 66,814 3,875,880
Equifax, Inc. (a) 24,366 6,250,610
Equinix, Inc., REIT (a) 4,580 3,587,239
Equity Residential, REIT (a) 53,894 3,488,559
Essent Group Ltd. (a) 73,955 4,700,580
Essex Property Trust, Inc., REIT (a) 2,932 784,779
Euronet Worldwide, Inc. *(a) 20,838 1,829,785
Evercore, Inc., Class A (a) 44,156 14,894,702
Everest Group Ltd. (a) 54,265 19,005,230
Exact Sciences Corp. *(a) 54,070 2,958,170
Exelixis, Inc. *(a) 216,635 8,947,026
Expedia Group, Inc. (a) 86,064 18,396,179
Extra Space Storage, Inc., REIT (a) 72,806 10,261,278
F5, Inc. *(a) 3,471 1,121,792
Fair Isaac Corp. *(a) 735 1,099,950
Federal Realty Investment Trust,
REIT (a) 13,310 1,348,436
Federated Hermes, Inc., Class B
(a)(c) 83,718 4,347,476
FedEx Corp. (a) 95,519 22,524,334
Ferguson Enterprises, Inc. (a) 22,127 4,969,282
Fidelity National Financial, Inc. (a) 152,981 9,253,821
Fidelity National Information
Services, Inc. (a) 61,322 4,043,573
Fifth Third Bancorp (a) 50,815 2,263,808
First Hawaiian, Inc. (a) 150,228 3,730,161
First Industrial Realty Trust, Inc.,
REIT (a) 56,013 2,882,989
FirstCash Holdings, Inc. (a) 26,626 4,218,091
Flowserve Corp. (a) 121,390 6,450,665

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Fortinet, Inc. *(a) 22,624 1,902,226
Fortrea Holdings, Inc. *(a) 118,686 999,336
Freeport-McMoRan, Inc. (a) 125,319 4,915,011
Freshpet, Inc. *(a)(c) 39,705 2,188,143
Gap, Inc. (The) (a) 390,991 8,363,297
Garmin Ltd. (a) 34,184 8,416,784
Gartner, Inc. *(a) 24,838 6,529,165
Gates Industrial Corp. plc *(a) 100,921 2,504,859
GE Aerospace (a) 37,162 11,179,073
GE HealthCare Technologies, Inc.
(a) 36,453 2,737,620
GE Vernova, Inc. (a) 16,931 10,410,872
General Dynamics Corp. (a) 12,047 4,108,027
General Motors Co. (a) 397,818 24,254,962
Genpact Ltd. (a) 123,254 5,163,110
GFL Environmental, Inc. (a) 29,945 1,419,251
GLOBALFOUNDRIES, Inc. *(a) 67,868 2,432,389
Globe Life, Inc. (a) 33,348 4,767,764
GoDaddy, Inc., Class A *(a) 63,573 8,698,694
Goodyear Tire & Rubber Co. (The)
*(a) 198,218 1,482,671
Graham Holdings Co., Class B (a) 3,232 3,805,066
Grand Canyon Education, Inc. *(a) 13,430 2,948,154
Greif, Inc., Class A (a) 47,876 2,861,070
GSK plc (2)(a) 502,297 10,785,311
Guidewire Software, Inc. *(a) 31,904 7,333,453
Haemonetics Corp. *(a) 134,502 6,555,627
Halliburton Co. (a) 41,837 1,029,190
Halozyme Therapeutics, Inc. *(a) 44,824 3,287,392
Hancock Whitney Corp. (a) 41,375 2,590,489
Hanover Insurance Group, Inc.
(The) (a) 16,301 2,960,751
Hartford Insurance Group, Inc. (The)
(a) 16,836 2,245,754
Hasbro, Inc. (a) 50,746 3,849,084
HCA Healthcare, Inc. (a) 11,347 4,836,091
HealthEquity, Inc. *(a) 148,370 14,061,025
HF Sinclair Corp. (a) 30,636 1,603,488
Hilton Worldwide Holdings, Inc. (a) 3,446 894,030
Holcim AG (2)(a) 151,029 12,886,484
Host Hotels & Resorts, Inc., REIT (a) 94,338 1,605,633
HP, Inc. (a) 92,159 2,509,490
HubSpot, Inc. *(a) 21,637 10,121,789
Humana, Inc. (a) 13,519 3,517,238
Huntington Ingalls Industries, Inc. (a) 21,169 6,094,767
Huntsman Corp. (a) 360,557 3,237,802
IDEXX Laboratories, Inc. *(a) 6,803 4,346,369
Illinois Tool Works, Inc. (a) 11,055 2,882,702
Illumina, Inc. *(a) 71,102 6,752,557
Incyte Corp. *(a) 211,852 17,967,167
Insmed, Inc. *(a) 10,721 1,543,931
Intel Corp. *(a) 528,816 17,741,776
International Bancshares Corp. (a) 38,520 2,648,250
International Business Machines
Corp. (a) 12,485 3,522,768
International Flavors & Fragrances,
Inc. (a) 79,720 4,905,969
Intuit, Inc. (a) 11,722 8,005,071
Invesco Ltd. (a) 391,573 8,982,685
Invitation Homes, Inc., REIT (a) 87,032 2,552,649
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
IPG Photonics Corp. *(a) 38,685 3,063,465
IQVIA Holdings, Inc. *(a) 59,224 11,249,007
Iron Mountain, Inc., REIT (a) 34,122 3,478,397
ITT, Inc. (a) 13,737 2,455,626
J M Smucker Co. (The) (a) 94,855 10,301,253
Jacobs Solutions, Inc. (a) 51,872 7,773,538
Janus Henderson Group plc (a) 150,344 6,691,811
Jazz Pharmaceuticals plc *(a) 16,180 2,132,524
JB Hunt Transport Services, Inc. (a) 118,262 15,867,212
Johnson & Johnson (a) 80,579 14,940,958
Johnson Controls International plc
(a) 73,871 8,122,116
KB Home (a) 115,656 7,360,348
KBR, Inc. (a) 57,386 2,713,784
Kemper Corp. (a) 93,720 4,831,266
Keurig Dr Pepper, Inc. (a) 45,734 1,166,674
Kinder Morgan, Inc. (a) 72,358 2,048,455
Kirby Corp. *(a) 5,253 438,363
Knight-Swift Transportation
Holdings, Inc., Class A (a) 131,070 5,178,576
Kyndryl Holdings, Inc. *(a) 87,899 2,639,607
Labcorp Holdings, Inc. (a) 12,900 3,703,074
Lam Research Corp. (a) 75,625 10,126,188
Lamar Advertising Co., Class A,
REIT (a)(c) 81,869 10,022,403
Las Vegas Sands Corp. (a) 99,196 5,335,753
Lear Corp. (a) 23,086 2,322,682
Leidos Holdings, Inc. (a) 23,953 4,526,159
Lennox International, Inc. (a) 5,314 2,813,019
Leonardo DRS, Inc. (a) 23,669 1,074,573
Light & Wonder, Inc. *(a) 27,127 2,277,040
Lincoln Electric Holdings, Inc. (a) 21,725 5,123,407
Lithia Motors, Inc., Class A (a)(c) 4,365 1,379,340
Littelfuse, Inc. (a) 16,996 4,402,134
LivaNova plc *(a) 99,150 5,193,477
LKQ Corp. (a) 98,198 2,998,967
Lockheed Martin Corp. (a) 13,414 6,696,403
Loews Corp. (a) 17,039 1,710,545
Louisiana-Pacific Corp. (a) 32,867 2,919,904
Lowe's Cos., Inc. (a) 11,679 2,935,049
Lyft, Inc., Class A *(a) 506,704 11,152,555
Manhattan Associates, Inc. *(a) 55,011 11,276,155
ManpowerGroup, Inc. (a) 99,023 3,752,972
MarketAxess Holdings, Inc. (a) 41,254 7,188,510
Marsh & McLennan Cos., Inc. (a) 47,730 9,619,027
MasTec, Inc. *(a) 11,202 2,383,898
Matador Resources Co. (a) 85,115 3,824,217
Match Group, Inc. (a) 83,814 2,960,310
Mattel, Inc. *(a) 198,843 3,346,528
McCormick & Co., Inc. (Non-Voting)
(a) 8,474 566,995
Medical Properties Trust, Inc., REIT
(a) 287,615 1,458,208
Medpace Holdings, Inc. *(a) 20,540 10,560,846
Medtronic plc (a) 55,723 5,307,059
Merck & Co., Inc. (a) 133,712 11,222,448
MetLife, Inc. (a) 58,628 4,829,188
Mettler-Toledo International, Inc. *(a) 385 472,630
MGIC Investment Corp. (a) 343,713 9,751,138
MGM Resorts International *(a) 245,899 8,522,859

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Micron Technology, Inc. (a) 101,997 17,066,137
Mohawk Industries, Inc. *(a) 49,026 6,320,432
Molina Healthcare, Inc. *(a) 85,845 16,427,298
MongoDB, Inc., Class A *(a) 19,347 6,004,922
Morningstar, Inc. (a) 16,297 3,781,067
Mosaic Co. (The) (a) 276,001 9,571,715
MSCI, Inc., Class A (a) 19,983 11,338,554
Mueller Industries, Inc. (a) 70,504 7,128,659
Murphy Oil Corp. (a) 137,282 3,900,182
Nasdaq, Inc. (a) 16,369 1,447,838
Natera, Inc. *(a) 59,348 9,553,248
National Fuel Gas Co. (a) 44,256 4,087,927
NetApp, Inc. (a) 40,602 4,809,713
Neurocrine Biosciences, Inc. *(a) 80,328 11,276,445
New York Times Co. (The), Class
A (a) 121,019 6,946,491
Newell Brands, Inc. (a) 135,830 711,749
Newmont Corp. (a) 25,490 2,149,062
News Corp., Class A (a) 370,041 11,363,959
Nexstar Media Group, Inc., Class
A (a) 27,239 5,386,240
NNN REIT, Inc., REIT (a) 23,031 980,430
Northrop Grumman Corp. (a) 9,036 5,505,816
Northwestern Energy Group, Inc. (a) 35,157 2,060,552
Novartis AG (Registered) (2)(a) 229,163 29,465,409
Nucor Corp. (a) 36,504 4,943,737
Nutanix, Inc., Class A *(a) 147,183 10,948,943
NVIDIA Corp. (a) 10,373 1,935,394
Occidental Petroleum Corp. (a) 78,296 3,699,486
Okta, Inc., Class A *(a) 31,708 2,907,624
Old Republic International Corp. (a) 269,289 11,436,704
Olin Corp. (a) 104,623 2,614,529
Omega Healthcare Investors, Inc.,
REIT (a) 141,666 5,981,139
Omnicom Group, Inc. (a) 47,841 3,900,477
OneMain Holdings, Inc. (a) 33,339 1,882,320
Oracle Corp. (a) 32,099 9,027,523
Organon & Co. (a) 76,373 815,664
Oshkosh Corp. (a)(c) 39,051 5,064,915
Otis Worldwide Corp. (a) 48,712 4,453,738
Ovintiv, Inc. (a) 156,617 6,324,194
Owens Corning (a) 36,880 5,217,045
PACCAR, Inc. (a) 31,369 3,084,200
Packaging Corp. of America (a) 40,711 8,872,148
Palantir Technologies, Inc., Class
A *(a) 58,127 10,603,527
Palo Alto Networks, Inc. *(a) 49,152 10,008,330
Park Hotels & Resorts, Inc., REIT (a) 215,844 2,391,552
Parsons Corp. *(a)(c) 34,178 2,834,040
Paylocity Holding Corp. *(a) 27,351 4,356,194
PayPal Holdings, Inc. *(a) 68,497 4,593,409
PBF Energy, Inc., Class A (a) 137,846 4,158,814
Pegasystems, Inc. (a) 78,724 4,526,630
Penske Automotive Group, Inc. (a) 16,945 2,946,905
Pentair plc (a) 22,106 2,448,461
Penumbra, Inc. *(a) 9,405 2,382,475
PepsiCo, Inc. (a) 118,346 16,620,511
Pfizer, Inc. (a) 97,633 2,487,689
PG&E Corp. (a) 1,336,411 20,153,077
Philip Morris International, Inc. (a) 66,589 10,800,736
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Phillips 66 (a) 33,949 4,617,743
Pilgrim's Pride Corp. (a)(c) 111,187 4,527,535
Pinnacle Financial Partners, Inc. (a) 109,379 10,258,656
Pinterest, Inc., Class A *(a) 167,229 5,379,757
PNC Financial Services Group, Inc.
(The) (a) 123,040 24,722,426
Polaris, Inc. (a) 82,174 4,776,775
Popular, Inc. (a) 72,968 9,267,666
Portland General Electric Co. (a) 22,661 997,084
PPG Industries, Inc. (a) 33,682 3,540,315
Primerica, Inc. (a) 4,823 1,338,817
Principal Financial Group, Inc. (a) 63,930 5,300,436
Procter & Gamble Co. (The) (a) 23,669 3,636,742
Progressive Corp. (The) (a) 27,552 6,803,966
Prologis, Inc., REIT (a) 31,846 3,647,004
Prosperity Bancshares, Inc. (a)(c) 146,694 9,733,147
Prudential Financial, Inc. (a) 30,640 3,178,594
Public Storage, REIT (a) 58,357 16,856,418
Pure Storage, Inc., Class A *(a) 31,922 2,675,383
Qorvo, Inc. *(a) 6,212 565,789
Qualys, Inc. *(a) 38,708 5,122,230
Ralph Lauren Corp., Class A (a) 9,212 2,888,515
Range Resources Corp. (a) 51,087 1,922,915
Raymond James Financial, Inc. (a) 12,704 2,192,710
Regeneron Pharmaceuticals, Inc. (a) 16,770 9,429,268
Reinsurance Group of America, Inc.
(a) 19,468 3,740,387
Reliance, Inc. (a) 9,090 2,552,745
RenaissanceRe Holdings Ltd. (a) 17,782 4,515,383
Republic Services, Inc., Class A (a) 1,906 437,389
Reynolds Consumer Products, Inc.
(a) 150,150 3,674,171
Robert Half, Inc. (a) 199,248 6,770,447
Robinhood Markets, Inc., Class A
*(a) 8,380 1,199,848
ROBLOX Corp., Class A *(a) 168,263 23,307,790
Roche Holding AG (2)(a) 21,653 7,210,093
Roku, Inc., Class A *(a) 41,144 4,119,749
Ross Stores, Inc. (a) 9,423 1,435,971
Royalty Pharma plc, Class A (a) 130,026 4,587,317
Rubrik, Inc., Class A *(a) 21,509 1,769,115
Ryder System, Inc. (a) 27,972 5,276,638
Salesforce, Inc. (a) 17,471 4,140,627
Sandisk Corp. *(a) 93,773 10,521,331
Sanofi SA (2)(a) 53,595 5,075,120
SBA Communications Corp., REIT
(a) 2,335 451,472
Schneider Electric SE (2)(a) 4,468 1,257,617
Science Applications International
Corp. (a) 50,279 4,996,224
Scotts Miracle-Gro Co. (The) (a) 17,484 995,714
Seagate Technology Holdings plc (a) 28,276 6,674,833
Selective Insurance Group, Inc. (a) 160,331 12,998,034
SentinelOne, Inc., Class A *(a) 132,514 2,333,572
ServiceNow, Inc. *(a) 3,539 3,256,871
Shell plc (2)(a) 57,580 2,052,211
Signify NV (2)(a)(b) 121,075 3,184,293
Silicon Laboratories, Inc. *(a) 20,697 2,713,998
Simon Property Group, Inc., REIT
(a) 20,597 3,865,439

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Sirius XM Holdings, Inc. (a) 75,529 1,757,937
SiteOne Landscape Supply, Inc. *(a) 24,042 3,096,610
SLM Corp. (a) 28,300 783,344
Snowflake, Inc., Class A *(a) 45,039 10,158,546
Sonoco Products Co. (a) 80,873 3,484,818
SOUTHSTATE BANK Corp. (a) 13,917 1,375,974
Sprouts Farmers Market, Inc. *(a) 9,760 1,061,888
SS&C Technologies Holdings, Inc.
(a) 53,124 4,715,286
State Street Corp. (a) 22,937 2,660,921
Steel Dynamics, Inc. (a) 18,747 2,613,894
STERIS plc (a) 33,379 8,259,300
Stifel Financial Corp. (a) 77,488 8,792,563
Synaptics, Inc. *(a) 11,886 812,289
Synchrony Financial (a) 50,963 3,620,921
Synovus Financial Corp. (a) 91,323 4,482,133
Take-Two Interactive Software, Inc.
*(a) 8,639 2,231,972
Tapestry, Inc. (a) 107,556 12,177,490
Taylor Morrison Home Corp., Class
A *(a) 83,129 5,487,345
Teleflex, Inc. (a) 75,865 9,282,841
Tenet Healthcare Corp. *(a) 71,511 14,519,593
Teradata Corp. *(a) 106,418 2,289,051
Texas Capital Bancshares, Inc. *(a) 90,838 7,678,536
Texas Pacific Land Corp. (a) 2,915 2,721,561
Texas Roadhouse, Inc., Class A (a) 93,650 15,559,947
Textron, Inc. (a) 98,915 8,357,328
Thermo Fisher Scientific, Inc. (a) 9,239 4,481,100
TJX Cos., Inc. (The) (a) 85,899 12,415,841
Toll Brothers, Inc. (a) 84,498 11,672,554
Toro Co. (The) (a) 90,798 6,918,808
Tradeweb Markets, Inc., Class A (a) 2,680 297,426
Trane Technologies plc (a) 22,330 9,422,367
Travel + Leisure Co. (a) 60,638 3,607,355
Travelers Cos., Inc. (The) (a) 35,376 9,877,687
Trex Co., Inc. *(a) 56,624 2,925,762
Truist Financial Corp. (a) 138,092 6,313,566
Tyson Foods, Inc., Class A (a) 231,651 12,578,649
Union Pacific Corp. (a) 34,208 8,085,745
United Airlines Holdings, Inc. *(a) 6,359 613,644
United Parcel Service, Inc., Class
B (a) 67,609 5,647,380
United Therapeutics Corp. *(a) 22,386 9,384,435
UnitedHealth Group, Inc. (a) 27,375 9,452,588
Universal Health Services, Inc.,
Class B (a) 10,853 2,218,787
Unum Group (a) 37,708 2,932,928
US Foods Holding Corp. *(a) 103,032 7,894,312
Veeva Systems, Inc., Class A *(a) 32,942 9,813,751
Ventas, Inc., REIT (a) 50,063 3,503,909
Veralto Corp. (a) 41,618 4,436,895
VeriSign, Inc. (a) 74,608 20,858,158
Vertiv Holdings Co., Class A (a) 50,485 7,616,167
VF Corp. (a) 270,317 3,900,674
Viatris, Inc. (a) 464,754 4,601,065
Vulcan Materials Co. (a) 19,384 5,962,906
W R Berkley Corp. (a) 29,200 2,237,304
Walmart, Inc. (a) 252,156 25,987,196
Waters Corp. *(a) 3,596 1,078,117
INVESTMENTS SHARES VALUE ($)
United States - 113.0% (continued)
Watts Water Technologies, Inc.,
Class A (a) 19,874 5,550,411
Weatherford International plc (a) 72,577 4,966,444
Welltower, Inc., REIT (a) 12,635 2,250,799
WESCO International, Inc. (a) 25,198 5,329,377
West Pharmaceutical Services, Inc.
(a) 28,784 7,550,907
Westinghouse Air Brake
Technologies Corp. (a) 27,444 5,501,699
Williams Cos., Inc. (The) (a) 18,301 1,159,368
Willis Towers Watson plc (a) 3,030 1,046,714
Wingstop, Inc. (a) 18,566 4,672,691
Woodward, Inc. (a) 11,491 2,903,891
Workday, Inc., Class A *(a) 19,969 4,807,137
Xylem, Inc. (a) 1 148
Zebra Technologies Corp., Class
A *(a) 19,546 5,808,289
Zimmer Biomet Holdings, Inc. (a) 51,356 5,058,566
Zions Bancorp NA (a) 47,033 2,661,127
Zoetis, Inc., Class A (a) 69,609 10,185,189
Zoom Communications, Inc., Class
A *(a) 46,965 3,874,613
ZoomInfo Technologies, Inc., Class
A *(a) 209,922 2,290,249
Zscaler, Inc. *(a) 28,389 8,507,048
2,628,171,905
TOTAL COMMON STOCKS
(Cost $3,910,735,354) 4,612,960,892
SHORT-TERM INVESTMENTS - 83.4%
INVESTMENT COMPANIES - 49 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 15,334,843 15,334,843
Limited Purpose Cash Investment
Fund, 4.13% (d)(f) 1,136,392,281 1,136,165,002
TOTAL INVESTMENT COMPANIES
(Cost $1,151,301,207) 1,151,499,845
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33 .9%
U.S. Treasury Bills
4.08%, 10/9/2025 (2)(g) $ 96,000,000 95,913,354
4.15%,
10/16/2025
(2)(g)(h) 80,000,000 79,864,866
4.23%, 11/20/2025 (2)(g) 90,000,000 89,503,750
4.25%, 11/28/2025 (2)(g) 95,000,000 94,387,854
4.24%, 12/11/2025 (2)(g) 80,000,000 79,392,555
4.24%, 12/18/2025 (2)(g) 40,000,000 39,664,877
4.21%, 12/26/2025 (2)(g) 125,571,000 124,415,440
4.20%, 1/2/2026 (2)(g) 71,078,000 70,370,382
3.80%, 3/12/2026 (2)(g) 55,596,000 54,660,745
3.79%, 4/2/2026 (2)(g) 60,000,000 58,871,903
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $786,804,938) 787,045,726
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,938,106,145) 1,938,545,571
TOTAL LONG POSITIONS
(Cost $5,848,841,499) 6,551,506,463

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (182.5)%
COMMON STOCKS - (181.5)%
Australia - ( 5 .3 ) %
ALS Ltd. (2) (153,253) (2,018,709)
Ampol Ltd. (2) (382,179) (7,553,887)
APA Group (2) (250,174) (1,468,683)
BHP Group Ltd. (2) (16,848) (470,653)
Cochlear Ltd. (2) (43,636) (8,041,496)
Domino's Pizza Enterprises Ltd. (2) (310,410) (2,766,015)
Endeavour Group Ltd. (2) (1,533,407) (3,681,433)
Fortescue Ltd. (2) (82,250) (1,018,621)
Glencore plc (2) (441,645) (2,034,053)
IDP Education Ltd. (2) (1,086,582) (4,722,960)
Lendlease Corp. Ltd. (2) (33,280) (120,935)
Macquarie Group Ltd. (2) (13,835) (2,008,151)
Medibank Pvt Ltd. (2) (133,740) (426,068)
National Australia Bank Ltd. (2) (94,196) (2,747,865)
New Hope Corp. Ltd. (2) (319,468) (828,366)
NEXTDC Ltd. (2) (1,403,273) (15,742,930)
Origin Energy Ltd. (2) (153,629) (1,267,823)
Pilbara Minerals Ltd. (2) (2,825,942) (4,718,309)
Ramsay Health Care Ltd. (2) (298,688) (6,266,837)
Reece Ltd. (2) (476,293) (3,556,636)
Rio Tinto plc (2) (141,343) (9,314,849)
Santos Ltd. (2) (890,618) (3,955,110)
Telix Pharmaceuticals Ltd. (2) (842,663) (8,146,078)
Transurban Group (2) (51,622) (470,992)
Treasury Wine Estates Ltd. (2) (1,557,514) (7,282,915)
Washington H Soul Pattinson & Co.
Ltd. (2) (39,213) (998,392)
Woodside Energy Group Ltd. (2) (971,550) (14,671,345)
Woolworths Group Ltd. (2) (354,199) (6,250,932)
(122,551,043)
Austria - ( 0 .1 ) %
Mondi plc (2) (107,069) (1,480,988)
Belgium - ( 0 .8 ) %
D'ieteren Group (2) (11,493) (2,157,213)
Elia Group SA/NV (2) (34,460) (3,981,200)
KBC Group NV (2) (34,920) (4,184,775)
Lotus Bakeries NV (2) (254) (2,396,665)
UCB SA (2) (18,396) (5,134,966)
Umicore SA (2) (35,234) (629,143)
(18,483,962)
Canada - ( 5 .3 ) %
Air Canada (407,275) (5,138,858)
Algonquin Power & Utilities Corp. (741,735) (3,986,619)
Alimentation Couche-Tard, Inc. (8,422) (449,331)
BCE, Inc. (227,908) (5,325,550)
Bombardier, Inc., Class B (23,903) (3,349,718)
Brookfield Asset Management Ltd.,
Class A (93,632) (5,328,486)
Brookfield Corp., Class A (55,346) (3,797,506)
Brookfield Renewable Corp. (23,979) (825,490)
CAE, Inc. (120,017) (3,553,855)
Cameco Corp. (118,855) (9,975,041)
Canadian Pacific Kansas City Ltd. (34,554) (2,573,487)
Canadian Tire Corp. Ltd., Class A (32,909) (3,917,535)
Capstone Copper Corp. (403,037) (3,423,078)
INVESTMENTS SHARES VALUE ($)
Canada - (5.3)% (continued)
CGI, Inc. (18,499) (1,647,723)
Descartes Systems Group, Inc.
(The) (18,637) (1,754,827)
Dollarama, Inc. (30,706) (4,049,565)
Element Fleet Management Corp. (66,138) (1,712,735)
Enbridge, Inc. (206,565) (10,421,015)
Fortis, Inc. (18,460) (936,331)
Gildan Activewear, Inc. (46,086) (2,662,438)
Hydro One Ltd. (b) (24,380) (869,776)
Keyera Corp. (131,963) (4,427,213)
MEG Energy Corp. (100,227) (2,022,256)
Nutrien Ltd. (51,152) (3,003,990)
Open Text Corp. (34,329) (1,283,175)
Pembina Pipeline Corp. (84,922) (3,433,614)
RB Global, Inc. (14,391) (1,558,741)
Restaurant Brands International, Inc. (146,791) (9,416,901)
Rogers Communications, Inc., Class
B (170,110) (5,856,126)
Shopify, Inc., Class A (32,269) (4,794,092)
TC Energy Corp. (148,472) (8,072,772)
Teck Resources Ltd., Class B (56,897) (2,495,913)
Thomson Reuters Corp. (8,387) (1,302,314)
Toromont Industries Ltd. (6,021) (668,510)
(124,034,581)
Chile - ( 0 .8 ) %
Antofagasta plc (2) (226,131) (8,409,795)
Lundin Mining Corp. (662,876) (9,888,126)
(18,297,921)
Denmark - ( 2 .4 ) %
Ambu A/S, Class B (2) (42,849) (630,393)
Carlsberg A/S, Class B (2) (73,764) (8,585,979)
Coloplast A/S, Class B (2) (36,193) (3,119,479)
DSV A/S (2) (71,161) (14,215,883)
Novo Nordisk A/S, Class B (2) (241,466) (13,445,229)
Novonesis Novozymes, Class B (2) (120,589) (7,421,534)
Orsted A/S (2)(b) (64,214) (1,116,976)
Tryg A/S (2) (233,263) (5,922,365)
Zealand Pharma A/S (2) (18,441) (1,359,933)
(55,817,771)
Finland - ( 0 .7 ) %
Fortum OYJ (2) (83,061) (1,576,553)
Kesko OYJ, Class B (2) (62,639) (1,333,077)
Metso OYJ (2) (105,757) (1,457,785)
Neste OYJ (2) (57,993) (1,065,549)
Nokia OYJ (2) (705,638) (3,393,272)
Orion OYJ, Class B (2) (27,704) (2,126,932)
Sampo OYJ, Class A (2) (111,638) (1,283,497)
Stora Enso OYJ, Class R (2) (178,427) (1,963,574)
UPM-Kymmene OYJ (2) (76,588) (2,097,487)
(16,297,726)
France - ( 7 .0 ) %
Accor SA (2) (46,819) (2,224,389)
Aeroports de Paris SA (2) (35,226) (4,666,723)
Air Liquide SA (2) (42,831) (8,924,123)
Alstom SA (2) (124,815) (3,265,963)
Arkema SA (2) (25,492) (1,616,398)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (7.0)% (continued)
AXA SA (2) (230,286) (11,043,368)
BioMerieux (2) (53,612) (7,195,721)
Bollore SE (2) (325,333) (1,845,007)
Bureau Veritas SA (2) (276,679) (8,678,135)
Capgemini SE (2) (72,521) (10,579,174)
Cie de Saint-Gobain SA (2) (170,173) (18,438,511)
Cie Generale des Etablissements
Michelin SCA (2) (196,948) (7,092,832)
Dassault Systemes SE (2) (26,119) (878,670)
Edenred SE (2) (138,004) (3,286,526)
EssilorLuxottica SA (2) (90,454) (29,465,736)
Getlink SE (2) (88,163) (1,625,677)
Ipsen SA (2) (1,767) (237,266)
Kering SA (2) (8,966) (3,004,483)
L'Oreal SA (2) (12,745) (5,537,538)
Pernod Ricard SA (2) (57,591) (5,669,869)
Publicis Groupe SA (2) (86,398) (8,314,364)
Remy Cointreau SA (2) (16,719) (906,624)
Rexel SA (2) (19,283) (634,859)
Sartorius Stedim Biotech (2) (18,143) (3,697,420)
SEB SA (2) (13,226) (976,592)
Sodexo SA (2) (38,354) (2,419,916)
SOITEC (2) (10,250) (470,518)
SPIE SA (2) (94,364) (5,101,469)
Technip Energies NV (2) (11,663) (550,420)
Teleperformance SE (2) (41,669) (3,112,399)
Veolia Environnement SA (2) (50,071) (1,707,521)
(163,168,211)
Germany - ( 3 .4 ) %
BASF SE (2) (160,529) (8,020,712)
Beiersdorf AG (2) (49,671) (5,197,376)
Brenntag SE (2) (21,715) (1,301,220)
Carl Zeiss Meditec AG (2) (11,572) (577,279)
CTS Eventim AG & Co. KGaA (2) (36,726) (3,605,556)
Deutsche Post AG (2) (166,915) (7,458,988)
Deutsche Telekom AG (Registered)
(2) (233,829) (7,966,430)
Fraport AG Frankfurt Airport
Services Worldwide (2) (12,980) (1,123,316)
Hannover Rueck SE (2) (11,221) (3,386,036)
Heidelberg Materials AG (2) (51,739) (11,695,381)
HUGO BOSS AG (2) (9,900) (472,072)
Infineon Technologies AG (2) (75,272) (2,952,933)
KION Group AG (2) (63,213) (4,288,721)
Merck KGaA (2) (46,329) (6,010,942)
MTU Aero Engines AG (2) (10,161) (4,687,650)
Puma SE (2) (27,392) (682,892)
SAP SE (2) (11,712) (3,136,090)
Siemens AG (Registered) (2) (8,003) (2,160,634)
Siemens Energy AG (2) (302) (35,509)
Siemens Healthineers AG (2)(b) (11,723) (634,990)
Symrise AG, Class A (2) (34,676) (3,015,781)
Wacker Chemie AG (2) (14,917) (1,129,102)
(79,539,610)
Hong Kong - ( 0 .0 ) % †
Futu Holdings Ltd., ADR (4,188) (728,335)
INVESTMENTS SHARES VALUE ($)
Ireland - ( 0 .2 ) %
Aptiv plc (45,016) (3,881,280)
Italy - ( 2 .2 ) %
BPER Banca SpA (2) (268,816) (2,989,814)
Brunello Cucinelli SpA (2) (33,679) (3,689,642)
Davide Campari-Milano NV (2) (566,411) (3,581,729)
ERG SpA (2) (2,870) (70,865)
Ferrari NV (2) (27,919) (13,532,922)
Infrastrutture Wireless Italiane SpA
(2)(b) (37,981) (446,331)
Interpump Group SpA (2) (15,545) (714,567)
Moncler SpA (2) (128,242) (7,547,470)
Prysmian SpA (2) (129,902) (12,928,041)
Recordati Industria Chimica e
Farmaceutica SpA (2) (70,939) (4,329,761)
Terna - Rete Elettrica Nazionale (2) (103,113) (1,046,441)
(50,877,583)
Japan - ( 23 .3 ) %
Advantest Corp. (2) (48,400) (4,788,830)
Bridgestone Corp. (2) (137,000) (6,331,889)
Capcom Co. Ltd. (2) (24,800) (673,345)
Chiba Bank Ltd. (The) (2) (787,600) (8,255,984)
Chugai Pharmaceutical Co. Ltd. (2) (380,400) (16,864,848)
Daifuku Co. Ltd. (2) (166,400) (5,325,461)
Daikin Industries Ltd. (2) (16,500) (1,901,825)
Daiwa Securities Group, Inc. (2) (1,006,800) (8,181,337)
Denso Corp. (2) (191,900) (2,761,765)
Dentsu Group, Inc. (2) (82,900) (1,809,638)
East Japan Railway Co. (2) (384,100) (9,394,639)
Ebara Corp. (2) (279,900) (6,380,195)
Eisai Co. Ltd. (2) (64,300) (2,172,234)
Fast Retailing Co. Ltd. (2) (28,700) (8,716,530)
Fuji Electric Co. Ltd. (2) (85,900) (5,758,198)
FUJIFILM Holdings Corp. (2) (372,700) (9,268,415)
Fujikura Ltd. (2) (37,500) (3,668,134)
Hoshizaki Corp. (2) (61,800) (2,318,941)
Idemitsu Kosan Co. Ltd. (2) (703,700) (4,814,428)
Isuzu Motors Ltd. (2) (374,600) (4,721,222)
ITOCHU Corp. (2) (190,000) (10,810,695)
Japan Post Insurance Co. Ltd. (2) (62,300) (1,765,647)
JFE Holdings, Inc. (2) (349,000) (4,282,623)
Kansai Electric Power Co., Inc.
(The) (2) (77,700) (1,111,409)
Kawasaki Kisen Kaisha Ltd. (2) (414,400) (5,892,303)
KDDI Corp. (2) (189,700) (3,025,436)
Keisei Electric Railway Co. Ltd. (2) (161,400) (1,497,085)
Keyence Corp. (2) (15,400) (5,737,438)
Kikkoman Corp. (2) (223,000) (1,888,480)
Konami Group Corp. (2) (19,300) (2,784,256)
Kubota Corp. (2) (465,900) (5,853,758)
Kyocera Corp. (2) (418,700) (5,624,688)
Lasertec Corp. (2) (105,000) (14,364,527)
M3, Inc. (2) (1,004,500) (16,261,158)
Makita Corp. (2) (17,600) (570,441)
Mitsubishi Electric Corp. (2) (166,300) (4,271,206)
Mitsubishi HC Capital, Inc. (2) (275,400) (2,274,994)
Mitsubishi Heavy Industries Ltd. (2) (251,800) (6,589,381)
Mitsubishi UFJ Financial Group,
Inc. (2) (189,900) (3,063,349)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (23.3)% (continued)
Mitsui & Co. Ltd. (2) (140,800) (3,496,235)
Mitsui OSK Lines Ltd. (2) (276,400) (8,391,368)
MonotaRO Co. Ltd. (2) (149,900) (2,176,362)
Murata Manufacturing Co. Ltd. (2) (123,700) (2,348,328)
NIDEC Corp. (2) (150,000) (2,666,230)
Nintendo Co. Ltd. (2) (184,800) (15,988,758)
Nippon Paint Holdings Co. Ltd. (2) (754,900) (5,150,205)
Nippon Sanso Holdings Corp. (2) (441,200) (15,625,420)
Nissan Chemical Corp. (2) (39,000) (1,412,725)
Nissan Motor Co. Ltd. (2) (4,511,900) (10,972,843)
Nissin Foods Holdings Co. Ltd. (2) (279,600) (5,266,446)
Nitori Holdings Co. Ltd. (2) (578,500) (11,185,485)
Nitto Denko Corp. (2) (311,800) (7,391,138)
NOF Corp. (2) (18,500) (322,799)
Nomura Research Institute Ltd. (2) (166,000) (6,373,080)
NTT, Inc. (2) (11,990,600) (12,534,028)
Olympus Corp. (2) (634,700) (8,024,524)
Ono Pharmaceutical Co. Ltd. (2) (137,500) (1,592,365)
Oriental Land Co. Ltd. (2) (547,600) (13,182,418)
Osaka Gas Co. Ltd. (2) (194,300) (5,627,641)
Otsuka Holdings Co. Ltd. (2) (56,600) (3,018,521)
Rakuten Bank Ltd. (2) (35,900) (2,003,917)
Rakuten Group, Inc. (2) (332,000) (2,152,908)
Ricoh Co. Ltd. (2) (209,900) (1,847,778)
Rohm Co. Ltd. (2) (86,000) (1,283,891)
Ryohin Keikaku Co. Ltd. (2) (373,600) (7,433,580)
Sanrio Co. Ltd. (2) (129,900) (6,097,516)
SCREEN Holdings Co. Ltd. (2) (111,000) (10,057,954)
SCSK Corp. (2) (89,800) (2,688,001)
Secom Co. Ltd. (2) (56,000) (2,054,494)
Sega Sammy Holdings, Inc. (2) (47,400) (998,721)
Sekisui House Ltd. (2) (104,000) (2,365,229)
SG Holdings Co. Ltd. (2) (595,100) (6,147,014)
Shimadzu Corp. (2) (167,500) (4,223,933)
Shimano, Inc. (2) (37,100) (4,146,243)
Shiseido Co. Ltd. (2) (110,300) (1,882,862)
SMC Corp. (2) (14,100) (4,358,200)
Sompo Holdings, Inc. (2) (195,400) (6,040,900)
Sumitomo Forestry Co. Ltd. (2) (177,300) (2,115,404)
Sumitomo Metal Mining Co. Ltd. (2) (264,200) (8,505,915)
Sumitomo Mitsui Financial Group,
Inc. (2) (276,800) (7,787,180)
Suzuki Motor Corp. (2) (1,142,300) (16,630,614)
Sysmex Corp. (2) (79,000) (976,627)
T&D Holdings, Inc. (2) (113,800) (2,781,696)
Taisei Corp. (2) (19,000) (1,305,629)
TDK Corp. (2) (116,800) (1,691,358)
Terumo Corp. (2) (249,100) (4,109,284)
Toei Animation Co. Ltd. (2) (6,300) (130,042)
Toho Co. Ltd. (2) (181,300) (11,654,493)
Tokio Marine Holdings, Inc. (2) (38,800) (1,642,138)
Toyota Industries Corp. (2) (237,100) (26,666,279)
Unicharm Corp. (632,300) (4,102,029)
West Japan Railway Co. (2) (157,900) (3,462,420)
Yakult Honsha Co. Ltd. (2) (289,500) (4,720,809)
Yamaha Motor Co. Ltd. (2) (2,039,900) (15,273,267)
Yaskawa Electric Corp. (2) (277,900) (5,915,710)
ZOZO, Inc. (2) (91,000) (836,167)
(540,613,853)
INVESTMENTS SHARES VALUE ($)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (2,273) (391,251)
Luxembourg - ( 0 .3 ) %
ArcelorMittal SA (2) (157,059) (5,666,047)
Eurofins Scientific SE (2) (21,461) (1,565,073)
(7,231,120)
Netherlands - ( 2 .2 ) %
Adyen NV (2)(b) (1,014) (1,631,606)
Aegon Ltd. (2) (160,365) (1,292,863)
Akzo Nobel NV (2) (32,148) (2,294,329)
BE Semiconductor Industries NV (2) (10,891) (1,630,716)
EXOR NV (2) (30,007) (2,936,957)
IMCD NV (2) (9,746) (1,010,148)
Koninklijke Philips NV (2) (446,445) (12,229,943)
NXP Semiconductors NV (33,247) (7,571,339)
Randstad NV (2) (36,385) (1,551,429)
Universal Music Group NV (2) (621,803) (17,968,529)
(50,117,859)
Norway - ( 0 .4 ) %
Gjensidige Forsikring ASA (2) (40,285) (1,183,842)
Mowi ASA (2) (108,046) (2,285,780)
Norsk Hydro ASA (2) (71,434) (485,688)
Orkla ASA (2) (355,075) (3,712,248)
Salmar ASA (2) (30,900) (1,652,330)
Vend Marketplaces ASA, Class A (2) (30,582) (1,090,355)
(10,410,243)
Poland - ( 0 .1 ) %
InPost SA (2) (137,873) (1,697,444)
Portugal - ( 0 .4 ) %
Galp Energia SGPS SA (2) (253,151) (4,797,148)
Jeronimo Martins SGPS SA (2) (202,130) (4,920,898)
(9,718,046)
Singapore - ( 0 .5 ) %
CapitaLand Investment Ltd. (2) (855,900) (1,787,506)
DBS Group Holdings Ltd. (2) (69,500) (2,756,218)
Genting Singapore Ltd. (2) (2,301,200) (1,311,913)
Keppel Ltd. (2) (344,900) (2,387,313)
Singapore Technologies Engineering
Ltd. (2) (606,500) (4,049,923)
(12,292,873)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (177,275) (6,684,568)
Spain - ( 0 .8 ) %
Acciona SA (2) (3,155) (633,961)
Amadeus IT Group SA (2) (85,857) (6,824,753)
Banco Bilbao Vizcaya Argentaria
SA (2) (75,714) (1,458,981)
Iberdrola SA (2) (331,477) (6,274,639)
Redeia Corp. SA (2) (39,580) (764,198)
Telefonica SA (2) (542,716) (2,792,927)
(18,749,459)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 3 .7 ) %
AAK AB (2) (13,911) (362,004)
AddTech AB, Class B (2) (50,039) (1,627,781)
Atlas Copco AB, Class A (2) (476,822) (8,085,940)
Axfood AB (2) (14,464) (449,204)
Beijer Ref AB, Class B (2) (88,299) (1,380,265)
Boliden AB (2) (71,238) (2,907,819)
Epiroc AB, Class A (2) (222,899) (4,718,789)
EQT AB (2) (145,746) (5,054,682)
H & M Hennes & Mauritz AB, Class
B (2) (857,759) (16,034,695)
Hexagon AB, Class B (2) (1,050,791) (12,539,251)
Holmen AB, Class B (2) (35,868) (1,362,770)
Husqvarna AB, Class B (2) (83,665) (447,194)
Indutrade AB (2) (71,520) (1,645,498)
Investor AB, Class B (2) (84,766) (2,653,543)
Lifco AB, Class B (2) (105,884) (3,585,200)
Nibe Industrier AB, Class B (2) (709,107) (2,802,723)
Saab AB, Class B (2) (51,245) (3,148,607)
Securitas AB, Class B (2) (89,126) (1,343,404)
Skandinaviska Enskilda Banken AB,
Class A (2) (405,627) (7,953,353)
SKF AB, Class B (2) (47,695) (1,186,232)
Svenska Cellulosa AB SCA, Class
B (2) (73,032) (966,689)
Swedish Orphan Biovitrum AB (2) (28,225) (862,788)
Tele2 AB, Class B (2) (109,298) (1,864,470)
Trelleborg AB, Class B (2) (78,238) (2,925,181)
(85,908,082)
Switzerland - ( 4 .9 ) %
Bachem Holding AG, Class B (2) (46,821) (3,485,122)
Barry Callebaut AG (Registered) (2) (11,559) (15,919,208)
Chocoladefabriken Lindt & Spruengli
AG (2) (220) (3,363,513)
Cie Financiere Richemont SA
(Registered) (2) (107,886) (20,710,487)
Clariant AG (Registered) (2) (110,566) (1,028,640)
EMS-Chemie Holding AG
(Registered) (2) (2,449) (1,739,942)
Georg Fischer AG (Registered) (2) (59,498) (4,675,747)
Helvetia Holding AG (Registered) (2) (7,223) (1,774,982)
Julius Baer Group Ltd. (2) (49,975) (3,479,882)
Lonza Group AG (Registered) (2) (4,388) (2,933,985)
Partners Group Holding AG (2) (6,108) (7,991,773)
Schindler Holding AG (2) (7,100) (2,699,962)
SIG Group AG (2) (297,659) (3,086,954)
Sonova Holding AG (Registered) (2) (8,469) (2,323,101)
Straumann Holding AG (Registered)
(2) (56,414) (6,047,899)
Swatch Group AG (The) (2) (20,621) (3,897,325)
Swiss Life Holding AG (Registered)
(2) (6,909) (7,459,036)
Swisscom AG (Registered) (2) (11,722) (8,520,140)
Tecan Group AG (Registered) (2) (12,473) (2,259,242)
VAT Group AG (2)(b) (24,736) (9,873,807)
(113,270,747)
INVESTMENTS SHARES VALUE ($)
United Kingdom - ( 6 .3 ) %
Ashtead Group plc (2) (36,840) (2,470,542)
Associated British Foods plc (2) (185,853) (5,135,365)
AstraZeneca plc (2) (20,903) (3,202,363)
Auto Trader Group plc (2)(b) (259,114) (2,752,643)
Barratt Redrow plc (2) (406,888) (2,140,704)
Berkeley Group Holdings plc (2) (46,775) (2,417,566)
BT Group plc (2) (3,669,385) (9,440,218)
Bunzl plc (2) (79,582) (2,515,365)
Convatec Group plc (2)(b) (192,767) (601,868)
Croda International plc (2) (29,408) (1,071,945)
Diageo plc (2) (204,150) (4,884,837)
Halma plc (2) (171,839) (7,999,238)
Harbour Energy plc (2) (310,521) (870,077)
Hikma Pharmaceuticals plc (2) (49,450) (1,135,176)
HSBC Holdings plc (2) (409,850) (5,784,262)
Informa plc (2) (170,084) (2,106,711)
J Sainsbury plc (2) (399,068) (1,794,299)
JD Sports Fashion plc (2) (1,932,523) (2,487,832)
Legal & General Group plc (2) (2,199,931) (7,065,992)
Melrose Industries plc (2) (121,755) (1,002,394)
National Grid plc (2) (1,483,789) (21,320,076)
RELX plc (2) (115,239) (5,505,986)
Rentokil Initial plc (2) (325,073) (1,646,738)
RS GROUP plc (2) (83,972) (643,676)
Sage Group plc (The) (2) (58,293) (864,748)
Schroders plc (2) (229,867) (1,166,468)
Severn Trent plc (2) (58,452) (2,038,021)
Smith & Nephew plc (2) (229,168) (4,156,500)
Spirax Group plc (2) (28,060) (2,583,875)
SSE plc (2) (280,967) (6,590,279)
St James's Place plc (2) (159,237) (2,725,421)
Standard Chartered plc (2) (517,936) (10,051,877)
Unilever plc (2) (258,254) (15,265,045)
Wise plc, Class A (2) (269,263) (3,753,611)
WPP plc (2) (278,441) (1,387,948)
(146,579,666)
United States - ( 109 .9 ) %
A O Smith Corp. (16,978) (1,246,355)
AAON, Inc. (140,563) (13,134,207)
Abbott Laboratories (76,239) (10,211,452)
AbbVie, Inc. (24,606) (5,697,273)
Acadia Healthcare Co., Inc. (184,246) (4,561,931)
Advanced Drainage Systems, Inc. (7,588) (1,052,456)
AECOM (41,388) (5,399,892)
Air Products and Chemicals, Inc. (78,148) (21,312,523)
Alaska Air Group, Inc. (59,739) (2,973,807)
Albertsons Cos., Inc., Class A (394,234) (6,903,037)
Alcoa Corp. (76,364) (2,511,612)
Alcon AG (2) (63,497) (4,775,918)
ALLETE, Inc. (55,976) (3,716,806)
Alliant Energy Corp. (78,013) (5,258,856)
Alphabet, Inc., Class A (2,027) (492,764)
Alphabet, Inc., Class C (8,022) (1,953,758)
Altria Group, Inc. (74,395) (4,914,534)
Ameren Corp. (16,603) (1,733,021)
American Airlines Group, Inc. (914,320) (10,276,957)
American Express Co. (61,510) (20,431,162)
American Financial Group, Inc. (9,799) (1,427,910)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
American Homes 4 Rent, Class A,
REIT (63,694) (2,117,826)
American Tower Corp., REIT (6,311) (1,213,732)
American Water Works Co., Inc. (6,060) (843,491)
Americold Realty Trust, Inc., REIT (125,467) (1,535,716)
AMETEK, Inc. (14,165) (2,663,020)
Amgen, Inc. (21,130) (5,962,886)
Aon plc, Class A (8,709) (3,105,455)
Apollo Global Management, Inc. (115,671) (15,415,474)
Appfolio, Inc., Class A (10,465) (2,884,782)
Apple, Inc. (30,573) (7,784,803)
AppLovin Corp., Class A (17,130) (12,308,590)
AptarGroup, Inc. (2,929) (391,490)
Archer-Daniels-Midland Co. (50,135) (2,995,065)
Arthur J Gallagher & Co. (58,781) (18,206,827)
ASGN, Inc. (13,153) (622,795)
Assurant, Inc. (37,985) (8,227,551)
AT&T, Inc. (296,555) (8,374,713)
ATI, Inc. (33,204) (2,700,813)
Atmos Energy Corp. (24,925) (4,255,944)
Autodesk, Inc. (11,770) (3,738,976)
Automatic Data Processing, Inc. (12,433) (3,649,086)
AvalonBay Communities, Inc., REIT (41,256) (7,969,422)
Avantor, Inc. (339,413) (4,235,874)
Avery Dennison Corp. (15,133) (2,454,119)
Avient Corp. (79,007) (2,603,281)
Avis Budget Group, Inc. (97,857) (15,713,388)
Axon Enterprise, Inc. (2,654) (1,904,617)
Baker Hughes Co., Class A (12,337) (601,059)
Baxter International, Inc. (199,269) (4,537,355)
Belden, Inc. (54,626) (6,569,869)
Bentley Systems, Inc., Class B (82,526) (4,248,438)
BILL Holdings, Inc. (137,521) (7,284,487)
Bio-Rad Laboratories, Inc., Class A (18,323) (5,137,586)
Bio-Techne Corp. (124,985) (6,952,916)
Blackrock, Inc. (4,780) (5,572,859)
Blackstone, Inc. (49,048) (8,379,851)
Block, Inc., Class A (16,871) (1,219,267)
Blue Owl Capital, Inc., Class A (229,393) (3,883,623)
Boeing Co. (The) (9,372) (2,022,759)
BOK Financial Corp. (12,335) (1,374,612)
Brixmor Property Group, Inc., REIT (75,121) (2,079,349)
Broadcom, Inc. (9,814) (3,237,737)
Brown-Forman Corp., Class B (141,776) (3,839,294)
BRP, Inc. (45,378) (2,759,134)
Bruker Corp. (201,280) (6,539,587)
Brunswick Corp. (34,861) (2,204,610)
Builders FirstSource, Inc. (45,958) (5,572,408)
Bunge Global SA (18,819) (1,529,044)
Burlington Stores, Inc. (1,593) (405,419)
BWX Technologies, Inc. (41,525) (7,655,964)
BXP, Inc., REIT (17,052) (1,267,646)
Cabot Corp. (16,226) (1,233,987)
Cadence Bank (143,261) (5,378,018)
Caesars Entertainment, Inc. (88,132) (2,381,767)
Campbell's Co. (The) (103,430) (3,266,319)
Capri Holdings Ltd. (33,522) (667,758)
Carlisle Cos., Inc. (7,267) (2,390,552)
Carnival Corp. (168,359) (4,867,259)
Carvana Co., Class A (7,053) (2,660,674)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Casey's General Stores, Inc. (3,478) (1,966,183)
Caterpillar, Inc. (17,678) (8,435,058)
Cava Group, Inc. (7,985) (482,374)
Cboe Global Markets, Inc. (24,911) (6,109,423)
CCC Intelligent Solutions Holdings,
Inc. (216,587) (1,973,108)
CDW Corp. (20,011) (3,187,352)
Celanese Corp., Class A (38,356) (1,614,020)
CenterPoint Energy, Inc. (295,799) (11,477,001)
Certara, Inc. (703,006) (8,590,733)
Chart Industries, Inc. (6,145) (1,229,922)
Chevron Corp. (49,795) (7,732,666)
Choice Hotels International, Inc. (128,581) (13,746,595)
Chord Energy Corp. (18,648) (1,853,052)
Churchill Downs, Inc. (23,611) (2,290,503)
Cigna Group (The) (8,008) (2,308,306)
Cintas Corp. (8,684) (1,782,478)
Cisco Systems, Inc. (145,582) (9,960,720)
Clarivate plc (596,809) (2,285,778)
Clean Harbors, Inc. (3,817) (886,384)
Clearway Energy, Inc., Class C (315,461) (8,911,773)
Cleveland-Cliffs, Inc. (408,744) (4,986,677)
CMS Energy Corp. (124,551) (9,124,606)
Coca-Cola Co. (The) (115,305) (7,647,028)
Cognizant Technology Solutions
Corp., Class A (43,701) (2,931,026)
Coherent Corp. (30,175) (3,250,451)
Coinbase Global, Inc., Class A (17,238) (5,817,653)
Colgate-Palmolive Co. (92,932) (7,428,984)
Comcast Corp., Class A (167,879) (5,274,758)
Comerica, Inc. (222,744) (15,262,419)
Conagra Brands, Inc. (77,195) (1,413,440)
Confluent, Inc., Class A (92,944) (1,840,291)
Consolidated Edison, Inc. (54,456) (5,473,917)
Constellation Brands, Inc., Class A (85,242) (11,479,540)
Constellation Energy Corp. (4,575) (1,505,495)
Core & Main, Inc., Class A (44,094) (2,373,580)
Corning, Inc. (73,724) (6,047,580)
CoStar Group, Inc. (22,977) (1,938,569)
Costco Wholesale Corp. (2,462) (2,278,901)
Coterra Energy, Inc. (58,939) (1,393,907)
Coty, Inc., Class A (433,160) (1,749,966)
Cousins Properties, Inc., REIT (82,667) (2,392,383)
Crane NXT Co. (232,139) (15,569,563)
Credit Acceptance Corp. (7,546) (3,523,454)
CSL Ltd. (2) (46,976) (6,179,518)
CubeSmart, REIT (223,521) (9,088,364)
Cullen/Frost Bankers, Inc. (26,459) (3,354,207)
Cytokinetics, Inc. (113,682) (6,247,963)
Datadog, Inc., Class A (24,641) (3,508,878)
DaVita, Inc. (36,376) (4,833,279)
Dayforce, Inc. (9,569) (659,208)
Deckers Outdoor Corp. (23,212) (2,353,000)
Deere & Co. (23,893) (10,925,313)
Diamondback Energy, Inc. (106,854) (15,290,807)
Digital Realty Trust, Inc., REIT (17,326) (2,995,319)
Dillard's, Inc., Class A (5,651) (3,472,426)
Docusign, Inc., Class A (52,778) (3,804,766)
Domino's Pizza, Inc. (16,338) (7,053,278)
Donaldson Co., Inc. (50,180) (4,107,233)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Dow, Inc. (170,558) (3,910,895)
Dropbox, Inc., Class A (266,201) (8,041,932)
DT Midstream, Inc. (55,911) (6,321,298)
Duke Energy Corp. (14,079) (1,742,276)
DXC Technology Co. (60,959) (830,871)
Dynatrace, Inc. (48,278) (2,339,069)
EastGroup Properties, Inc., REIT (29,650) (5,018,559)
Eastman Chemical Co. (114,135) (7,196,212)
Eaton Corp. plc (32,589) (12,196,433)
EchoStar Corp., Class A (154,501) (11,797,696)
Elanco Animal Health, Inc. (215,505) (4,340,271)
Electronic Arts, Inc. (29,630) (5,976,371)
Element Solutions, Inc. (173,878) (4,376,509)
Emerson Electric Co. (39,872) (5,230,409)
Enphase Energy, Inc. (72,854) (2,578,303)
Ensign Group, Inc. (The) (10,853) (1,875,073)
Entegris, Inc. (123,271) (11,397,637)
Entergy Corp. (102,516) (9,553,466)
Envista Holdings Corp. (164,021) (3,341,108)
EOG Resources, Inc. (45,757) (5,130,275)
EQT Corp. (119,983) (6,530,675)
Equitable Holdings, Inc. (25,568) (1,298,343)
Erie Indemnity Co., Class A (29,870) (9,503,439)
Esab Corp. (61,362) (6,856,590)
Essential Utilities, Inc. (152,122) (6,069,668)
Estee Lauder Cos., Inc. (The), Class
A (27,859) (2,454,935)
Etsy, Inc. (75,137) (4,988,345)
Evergy, Inc. (61,144) (4,648,167)
Eversource Energy (29,552) (2,102,329)
Exelon Corp. (70,670) (3,180,857)
ExlService Holdings, Inc. (44,714) (1,968,757)
Expand Energy Corp. (34,576) (3,673,354)
Expeditors International of
Washington, Inc. (27,741) (3,400,769)
Exponent, Inc. (13,509) (938,605)
Exxon Mobil Corp. (36,127) (4,073,319)
FactSet Research Systems, Inc. (11,003) (3,152,249)
Fastenal Co. (396,764) (19,457,307)
Ferrovial SE (2) (68,133) (3,913,577)
First Citizens BancShares, Inc.,
Class A (2,789) (4,989,967)
First Financial Bankshares, Inc. (16,216) (545,668)
First Horizon Corp. (179,850) (4,066,409)
First Solar, Inc. (20,139) (4,441,254)
FirstEnergy Corp. (136,989) (6,276,836)
Fiserv, Inc. (38,400) (4,950,912)
Five Below, Inc. (14,477) (2,239,592)
Five9, Inc. (105,907) (2,562,949)
Flagstar Financial, Inc. (626,232) (7,232,980)
Flex Ltd. (95,603) (5,542,106)
Floor & Decor Holdings, Inc., Class
A (112,722) (8,307,611)
Flowers Foods, Inc. (109,097) (1,423,716)
Fluor Corp. (130,034) (5,470,530)
FMC Corp. (96,739) (3,253,333)
FNB Corp. (324,757) (5,231,835)
Ford Motor Co. (176,365) (2,109,325)
Fortive Corp. (44,019) (2,156,491)
Fortune Brands Innovations, Inc. (30,701) (1,639,126)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Fox Corp., Class A (346,957) (21,879,108)
FTI Consulting, Inc. (23,276) (3,762,565)
Gaming and Leisure Properties, Inc.,
REIT (51,610) (2,405,542)
GATX Corp. (48,933) (8,553,488)
Gen Digital, Inc. (353,714) (10,041,940)
General Mills, Inc. (156,406) (7,885,991)
Gentex Corp. (302,312) (8,555,430)
Genuine Parts Co. (3,103) (430,076)
Gilead Sciences, Inc. (38,636) (4,288,596)
Glacier Bancorp, Inc. (126,013) (6,133,053)
Globant SA (141,544) (8,121,795)
Globus Medical, Inc., Class A (70,406) (4,032,152)
Graco, Inc. (36,504) (3,101,380)
Graphic Packaging Holding Co. (172,671) (3,379,171)
GXO Logistics, Inc. (59,789) (3,162,240)
H&R Block, Inc. (52,475) (2,653,661)
Haleon plc (2) (3,431,530) (15,442,508)
Hamilton Lane, Inc., Class A (81,777) (11,022,722)
Healthcare Realty Trust, Inc., REIT (54,622) (984,835)
Healthpeak Properties, Inc., REIT (486,577) (9,317,950)
HEICO Corp. (23,361) (7,541,398)
Henry Schein, Inc. (100,940) (6,699,388)
Hershey Co. (The) (110,515) (20,671,831)
Hewlett Packard Enterprise Co. (226,761) (5,569,250)
Hexcel Corp. (14,167) (888,271)
Highwoods Properties, Inc., REIT (124,427) (3,959,267)
Hilton Grand Vacations, Inc. (94,742) (3,961,163)
Hims & Hers Health, Inc. (184,137) (10,444,251)
Hologic, Inc. (29,352) (1,980,966)
Home BancShares, Inc. (96,099) (2,719,602)
Home Depot, Inc. (The) (31,918) (12,932,854)
Honeywell International, Inc. (28,169) (5,929,575)
Hormel Foods Corp. (44,901) (1,110,851)
Houlihan Lokey, Inc., Class A (6,591) (1,353,264)
Howard Hughes Holdings, Inc. (6,122) (503,045)
Howmet Aerospace, Inc. (36,250) (7,113,338)
Hubbell, Inc., Class B (20,103) (8,650,522)
Huntington Bancshares, Inc. (104,207) (1,799,655)
Hyatt Hotels Corp., Class A (88,774) (12,599,694)
IAC, Inc. (54,884) (1,869,898)
IDACORP, Inc. (100,692) (13,306,448)
IDEX Corp. (20,191) (3,286,287)
Independence Realty Trust, Inc.,
REIT (465,182) (7,624,333)
Ingersoll Rand, Inc. (154,613) (12,774,126)
Insperity, Inc. (706) (34,735)
Inspire Medical Systems, Inc. (15,282) (1,133,924)
International Paper Co. (214,469) (9,951,362)
Intuitive Surgical, Inc. (5,452) (2,438,298)
Ionis Pharmaceuticals, Inc. (97,005) (6,346,067)
Iridium Communications, Inc. (232,493) (4,059,328)
Jabil, Inc. (9,105) (1,977,333)
Jack Henry & Associates, Inc. (53,294) (7,937,075)
James Hardie Industries plc,
CHESS (2) (350,569) (6,506,347)
Jefferies Financial Group, Inc. (47,642) (3,116,740)
Jones Lang LaSalle, Inc. (1,554) (463,527)
Kenvue, Inc. (329,056) (5,340,579)
KeyCorp (174,953) (3,269,872)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Keysight Technologies, Inc. (22,082) (3,862,583)
Kilroy Realty Corp., REIT (251,033) (10,606,144)
Kimberly-Clark Corp. (61,493) (7,646,040)
Kinsale Capital Group, Inc. (2,335) (992,982)
Kite Realty Group Trust, REIT (150,476) (3,355,615)
KKR & Co., Inc. (10,928) (1,420,094)
KLA Corp. (7,059) (7,613,837)
Knife River Corp. (49,751) (3,824,359)
Kraft Heinz Co. (The) (182,147) (4,743,108)
L3Harris Technologies, Inc. (23,644) (7,221,114)
Lamb Weston Holdings, Inc. (38,703) (2,247,870)
Landstar System, Inc. (13,117) (1,607,620)
Lantheus Holdings, Inc. (85,416) (4,380,987)
Lattice Semiconductor Corp. (131,397) (9,634,028)
Leggett & Platt, Inc. (296,524) (2,633,133)
Lennar Corp., Class A (49,775) (6,273,641)
Liberty Media Corp.-Liberty Live,
Class C (18,171) (1,762,042)
Lincoln National Corp. (135,355) (5,458,867)
Linde plc (1,436) (682,100)
Live Nation Entertainment, Inc. (57,182) (9,343,539)
LPL Financial Holdings, Inc. (29,601) (9,847,957)
Lululemon Athletica, Inc. (6,029) (1,072,740)
Lumentum Holdings, Inc. (3,479) (566,068)
M&T Bank Corp. (51,236) (10,125,258)
MACOM Technology Solutions
Holdings, Inc. (26,288) (3,272,593)
Macy's, Inc. (156,823) (2,811,836)
Madison Square Garden Sports
Corp., Class A (5,649) (1,282,323)
Marathon Petroleum Corp. (21,271) (4,099,773)
Markel Group, Inc. (339) (647,951)
Marriott International, Inc., Class A (68,558) (17,855,246)
Martin Marietta Materials, Inc. (3,719) (2,344,011)
Marvell Technology, Inc. (35,146) (2,954,724)
Marzetti Co. (The) (2,733) (472,235)
Masimo Corp. (30,786) (4,542,474)
Mastercard, Inc., Class A (5,733) (3,260,988)
Maximus, Inc. (16,189) (1,479,189)
McDonald's Corp. (21,468) (6,523,911)
McKesson Corp. (4,008) (3,096,340)
MDU Resources Group, Inc. (306,965) (5,467,047)
Meta Platforms, Inc., Class A (18,052) (13,257,028)
Microchip Technology, Inc. (12,855) (825,548)
Microsoft Corp. (5,818) (3,013,433)
Mid-America Apartment
Communities, Inc., REIT (47,995) (6,706,341)
Middleby Corp. (The) (46,610) (6,195,867)
MKS, Inc. (17,638) (2,183,055)
Moderna, Inc. (73,089) (1,887,889)
Molson Coors Beverage Co., Class
B (109,120) (4,937,680)
Mondelez International, Inc., Class A (232,685) (14,535,832)
Monolithic Power Systems, Inc. (2,579) (2,374,331)
Monster Beverage Corp. (137,955) (9,285,751)
Moody's Corp. (12,066) (5,749,208)
Morgan Stanley (21,544) (3,424,634)
Motorola Solutions, Inc. (17,938) (8,202,868)
MP Materials Corp. (25,484) (1,709,212)
MSA Safety, Inc. (24,363) (4,192,141)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
MSC Industrial Direct Co., Inc.,
Class A (36,587) (3,371,126)
Murphy USA, Inc. (5,437) (2,110,970)
National Storage Affiliates Trust,
REIT (151,309) (4,572,558)
nCino, Inc. (317,480) (8,606,883)
Netflix, Inc. (9,873) (11,836,937)
New Jersey Resources Corp. (130,123) (6,265,422)
NextEra Energy, Inc. (33,621) (2,538,049)
NIKE, Inc., Class B (368,151) (25,671,168)
NiSource, Inc. (261,858) (11,338,451)
Nordson Corp. (14,181) (3,218,378)
Norfolk Southern Corp. (6,327) (1,900,694)
Northern Trust Corp. (18,879) (2,541,113)
Norwegian Cruise Line Holdings Ltd. (92,937) (2,289,038)
NOV, Inc. (155,689) (2,062,879)
Novanta, Inc. (22,379) (2,241,257)
NRG Energy, Inc. (22,123) (3,582,820)
nVent Electric plc (68,589) (6,765,619)
OGE Energy Corp. (41,511) (1,920,714)
Old Dominion Freight Line, Inc. (6,085) (856,646)
Old National Bancorp (143,751) (3,155,334)
Ollie's Bargain Outlet Holdings, Inc. (36,246) (4,653,986)
ON Semiconductor Corp. (9,952) (490,733)
ONE Gas, Inc. (106,673) (8,634,113)
ONEOK, Inc. (88,118) (6,429,970)
Onto Innovation, Inc. (25,157) (3,250,788)
Option Care Health, Inc. (83,321) (2,312,991)
O'Reilly Automotive, Inc. (42,281) (4,558,315)
Ormat Technologies, Inc. (87,604) (8,431,885)
Parker-Hannifin Corp. (6,449) (4,889,309)
Paychex, Inc. (130,109) (16,492,617)
Paycom Software, Inc. (52,077) (10,839,307)
Penn Entertainment, Inc. (230,810) (4,445,401)
Performance Food Group Co. (121,133) (12,602,677)
Permian Resources Corp., Class A (379,524) (4,857,907)
Perrigo Co. plc (160,315) (3,570,215)
Pinnacle West Capital Corp. (4,970) (445,610)
Planet Fitness, Inc., Class A (33,025) (3,427,995)
Plug Power, Inc. (408,914) (952,770)
Pool Corp. (24,421) (7,572,219)
Post Holdings, Inc. (5,164) (555,027)
PotlatchDeltic Corp., REIT (21,085) (859,214)
Power Integrations, Inc. (12,955) (520,921)
PPL Corp. (380,081) (14,123,810)
PTC, Inc. (23,930) (4,858,269)
Public Service Enterprise Group,
Inc. (51,655) (4,311,126)
PulteGroup, Inc. (8,193) (1,082,541)
PVH Corp. (6,265) (524,819)
QUALCOMM, Inc. (21,732) (3,615,336)
Quanta Services, Inc. (46,527) (19,281,719)
QuantumScape Corp. (636,294) (7,839,142)
Quest Diagnostics, Inc. (76,781) (14,632,923)
QXO, Inc. (492,261) (9,382,495)
Rambus, Inc. (6,369) (663,650)
Rayonier, Inc., REIT (49,877) (1,323,736)
RBC Bearings, Inc. (5,634) (2,198,894)
Realty Income Corp., REIT (70,051) (4,258,400)
Regal Rexnord Corp. (27,981) (4,013,595)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Regency Centers Corp., REIT (43,025) (3,136,523)
Repligen Corp. (20,757) (2,774,588)
ResMed, Inc. (18,272) (5,001,595)
Revolution Medicines, Inc. (123,853) (5,783,935)
Revvity, Inc. (150,669) (13,206,138)
Rexford Industrial Realty, Inc., REIT (80,902) (3,325,881)
RH (22,256) (4,521,529)
RingCentral, Inc., Class A (80,521) (2,281,965)
Rivian Automotive, Inc., Class A (103,664) (1,521,788)
RLI Corp. (48,021) (3,131,930)
Rocket Cos., Inc., Class A (282,813) (5,480,916)
Rockwell Automation, Inc. (10,727) (3,749,408)
Roivant Sciences Ltd. (398,892) (6,035,236)
Rollins, Inc. (18,036) (1,059,435)
Royal Caribbean Cruises Ltd. (17,178) (5,558,457)
Royal Gold, Inc. (28,369) (5,690,254)
RPM International, Inc. (32,245) (3,801,041)
RTX Corp. (86,206) (14,424,850)
Ryan Specialty Holdings, Inc., Class
A (148,899) (8,391,948)
S&P Global, Inc. (24,580) (11,963,332)
Saia, Inc. (4,191) (1,254,618)
Sarepta Therapeutics, Inc. (144,920) (2,792,608)
Schneider National, Inc., Class B (90,812) (1,921,582)
Sealed Air Corp. (43,745) (1,546,386)
SEI Investments Co. (17,092) (1,450,256)
Sempra (33,239) (2,990,845)
Sensata Technologies Holding plc (213,957) (6,536,386)
Service Corp. International (16,422) (1,366,639)
SharkNinja, Inc. (20,245) (2,088,272)
Sherwin-Williams Co. (The) (39,001) (13,504,486)
Shift4 Payments, Inc., Class A (187,994) (14,550,736)
Silgan Holdings, Inc. (176,582) (7,594,792)
Simpson Manufacturing Co., Inc. (6,418) (1,074,758)
Skyworks Solutions, Inc. (70,869) (5,455,496)
Snap, Inc., Class A (272,066) (2,097,629)
SoFi Technologies, Inc. (1,698) (44,861)
Solventum Corp. (20,084) (1,466,132)
Somnigroup International, Inc. (18,131) (1,528,987)
Sotera Health Co. (105,932) (1,666,310)
Southern Co. (The) (164,480) (15,587,770)
Southwest Airlines Co. (209,630) (6,689,293)
Southwest Gas Holdings, Inc. (124,388) (9,744,556)
Spire, Inc. (63,275) (5,158,178)
Spirit AeroSystems Holdings, Inc.,
Class A (70,642) (2,726,781)
STAG Industrial, Inc., REIT (106,061) (3,742,893)
Stanley Black & Decker, Inc. (73,769) (5,483,250)
Starbucks Corp. (253,015) (21,405,069)
Stellantis NV (2) (642,777) (5,965,974)
Strategy, Inc., Class A (26,185) (8,437,069)
Stryker Corp. (19,231) (7,109,124)
Summit Therapeutics, Inc. (171,547) (3,544,161)
Sun Communities, Inc., REIT (11,452) (1,477,308)
Super Micro Computer, Inc. (42,300) (2,027,862)
Swiss Re AG (2) (15,635) (2,903,841)
Synopsys, Inc. (9,896) (4,882,587)
Sysco Corp. (28,776) (2,369,416)
T. Rowe Price Group, Inc. (29,796) (3,058,261)
Targa Resources Corp. (25,573) (4,284,500)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Teledyne Technologies, Inc. (3,078) (1,803,831)
Tenaris SA (2) (137,705) (2,467,414)
Teradyne, Inc. (16,775) (2,308,911)
Terex Corp. (18,557) (951,974)
Tesla, Inc. (9,047) (4,023,382)
Tetra Tech, Inc. (44,844) (1,496,893)
Texas Instruments, Inc. (27,781) (5,104,203)
Thor Industries, Inc. (64,183) (6,655,135)
Timken Co. (The) (52,176) (3,922,592)
TKO Group Holdings, Inc. (21,141) (4,269,636)
Toast, Inc., Class A (41,290) (1,507,498)
TopBuild Corp. (19,937) (7,792,576)
TPG, Inc. (154,146) (8,855,688)
Tractor Supply Co. (120,443) (6,849,593)
Trade Desk, Inc. (The), Class A (8,707) (426,730)
TransDigm Group, Inc. (10,819) (14,259,658)
Trimble, Inc. (28,429) (2,321,228)
TripAdvisor, Inc. (109,892) (1,786,844)
Twilio, Inc., Class A (116,003) (11,610,740)
Tyler Technologies, Inc. (16,722) (8,748,282)
Uber Technologies, Inc. (21,029) (2,060,211)
Ubiquiti, Inc. (5,899) (3,896,761)
UFP Industries, Inc. (16,986) (1,588,021)
UGI Corp. (23,216) (772,164)
U-Haul Holding Co. (21,731) (1,106,108)
Ulta Beauty, Inc. (17,458) (9,545,162)
Ultragenyx Pharmaceutical, Inc. (36,103) (1,085,978)
UMB Financial Corp. (37,676) (4,458,955)
Under Armour, Inc., Class A (550,368) (2,746,336)
United Bankshares, Inc. (131,726) (4,901,524)
United Rentals, Inc. (10,748) (10,260,686)
Unity Software, Inc. (129,477) (5,184,259)
Universal Display Corp. (15,909) (2,285,010)
US Bancorp (104,591) (5,054,883)
UWM Holdings Corp., Class A (85,718) (522,023)
Vail Resorts, Inc. (80,330) (12,014,958)
Valaris Ltd. (78,294) (3,818,398)
Valley National Bancorp (460,684) (4,883,250)
Valmont Industries, Inc. (2,641) (1,023,995)
Valvoline, Inc. (143,084) (5,138,146)
Verisk Analytics, Inc., Class A (8,316) (2,091,557)
Verizon Communications, Inc. (60,468) (2,657,569)
Vertex Pharmaceuticals, Inc. (7,153) (2,801,401)
VICI Properties, Inc., Class A, REIT (101,328) (3,304,306)
Viking Therapeutics, Inc. (319,734) (8,402,610)
Virtu Financial, Inc., Class A (21,942) (778,941)
Visa, Inc., Class A (12,999) (4,437,599)
Visteon Corp. (3,743) (448,636)
Vistra Corp. (61,768) (12,101,587)
Vornado Realty Trust, REIT (93,737) (3,799,161)
Voya Financial, Inc. (24,654) (1,844,119)
Walt Disney Co. (The) (46,044) (5,272,038)
Warner Bros Discovery, Inc. (392,449) (7,664,529)
Warner Music Group Corp., Class A (109,515) (3,730,081)
Waste Connections, Inc. (39,786) (6,994,379)
Waste Management, Inc. (32,522) (7,181,833)
Watsco, Inc. (7,320) (2,959,476)
Wayfair, Inc., Class A (82,284) (7,350,430)
Webster Financial Corp. (32,671) (1,941,964)
WEC Energy Group, Inc. (31,361) (3,593,657)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.9)% (continued)
Wells Fargo & Co. (74,531) (6,247,188)
Western Alliance Bancorp (68,478) (5,938,412)
Western Union Co. (The) (729,559) (5,829,176)
Westlake Corp. (70,708) (5,448,758)
WEX, Inc. (34,534) (5,440,141)
Weyerhaeuser Co., REIT (79,718) (1,976,209)
Whirlpool Corp. (41,871) (3,291,061)
White Mountains Insurance Group
Ltd. (1,832) (3,062,225)
Williams-Sonoma, Inc. (7,292) (1,425,221)
WillScot Holdings Corp. (120,602) (2,545,908)
Wintrust Financial Corp. (46,119) (6,108,000)
WP Carey, Inc., REIT (51,809) (3,500,734)
WW Grainger, Inc. (5,750) (5,479,520)
Wyndham Hotels & Resorts, Inc. (113,677) (9,082,792)
Wynn Resorts Ltd. (65,916) (8,455,045)
Xcel Energy, Inc. (26,174) (2,110,933)
XPO, Inc. (96,377) (12,458,655)
YETI Holdings, Inc. (201,300) (6,679,134)
Yum! Brands, Inc. (55,135) (8,380,520)
Zillow Group, Inc., Class C (27,724) (2,136,134)
(2,557,948,967)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (160,830) (3,637,945)
TOTAL COMMON STOCKS
(Proceeds $(4,280,725,501))                                                     (4,220,411,134)
PREFERRED STOCKS - (1.0)%
Germany - ( 1 .0 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (236,560) (11,469,173)
Henkel AG & Co. KGaA (Preference)
(2) (43,384) (3,500,496)
Sartorius AG (Preference) (2) (12,680) (2,964,288)
Volkswagen AG (Preference) (2) (46,208) (5,008,471)
TOTAL PREFERRED STOCKS
(Proceeds $(26,485,724))                                                     (22,942,428)
TOTAL SHORT POSITIONS
(Proceeds $(4,307,211,225)) (4,243,353,562)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $1,541,630,274) 2,308,152,901
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% ‡ 16,905,508
NET ASSETS - 100.0% 2,325,058,409
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (61,672,377) ( 2 .7 ) %
Consumer Discretionary 30,444,204 1 .3
Consumer Staples (47,311,864) ( 2 .0 )
Energy (95,271) 0 .0 †
Financials 314,686,784 13 .6
Health Care 125,858,131 5 .4
Industrials 88,621,433 3 .8
Information Technology 111,020,584 4 .8
Materials (22,461,385) ( 1 .0 )
Real Estate (29,767,996) ( 1 .3 )
Utilities (139,714,913) ( 6 .0 )
Investment Companies 1,151,499,845 49 .5
U.S. Treasury Obligations 787,045,726 33 .9
Total Investments In Securities
At Value 2,308,152,901 99 .3
Other Assets in Excess of
Liabilities ‡ 16,905,508 0 .7
Net Assets
$ 2,325,058,409 100 .0%

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $4,591,311,496, which is inclusive of rehypothecated amounts disclosed below. In addition, $61,136,964 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $70,616,142 of investments in securities and $(29,397,170) of securities sold short, which represents 3.04% and (1.26)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $39,254,702.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 48.9%
INVESTMENT COMPANIES - 48.9%
Limited Purpose
Cash Investment
Fund,
4.13% (a)
(Cost
$1,135,966,365) $384,189,464 $2,940,723,671 $(2,188,817,433) $(32,190) $101,490 $1,136,165,002 1,136,392,281 $25,574,862 $–
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 30,607,500 USD 4,808,978 CITI 12/17/2025 $ 30,248
DKK 30,607,500 USD 4,808,969 JPMC 12/17/2025 30,258
NOK 500,000 USD 49,503 CITI 12/17/2025 610
NOK 500,000 USD 49,503 JPMC 12/17/2025 610
USD 4,662,466 EUR 3,934,500 CITI 12/17/2025 22,509
USD 4,662,475 EUR 3,934,500 JPMC 12/17/2025 22,519
USD 40,423,592 JPY 5,893,750,000 CITI 12/17/2025 250,843
USD 40,430,285 JPY 5,893,750,000 JPMC 12/17/2025 257,536
USD 1,784,669 SGD 2,275,000 CITI 12/17/2025 10,823
USD 1,784,672 SGD 2,275,000 JPMC 12/17/2025 10,827
Total unrealized appreciation 636,783
CAD 23,500 USD 17,151 CITI 12/17/2025 (204)
CAD 23,500 USD 17,151 JPMC 12/17/2025 (204)
GBP 1,000 USD 1,350 CITI 12/17/2025 (5)
GBP 1,000 USD 1,350 JPMC 12/17/2025 (5)
USD 583,379 AUD 898,000 CITI 12/17/2025 (11,371)
USD 583,380 AUD 898,000 JPMC 12/17/2025 (11,369)
USD 4,876,854 DKK 31,029,000 CITI 12/17/2025 (29,014)
USD 4,876,864 DKK 31,029,000 JPMC 12/17/2025 (29,004)
USD 85,148,507 EUR 72,598,000 CITI 12/17/2025 (466,324)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 85,148,677 EUR 72,598,000 JPMC 12/17/2025 $ (466,154)
USD 2,038,094 HKD 15,848,500 CITI 12/17/2025 (1,768)
USD 2,038,078 HKD 15,848,500 JPMC 12/17/2025 (1,784)
USD 24,023,697 JPY 3,536,250,000 CITI 12/17/2025 (79,952)
USD 24,017,624 JPY 3,536,250,000 JPMC 12/17/2025 (86,026)
Total unrealized depreciation (1,183,184)
Net unrealized depreciation $ (546,401)
Total return basket swap contracts outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
06/22/2027
$341 $14 $(48) $(34)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 275.0%
COMMON STOCKS - 195.7%
Australia - 4 .8%
ANZ Group Holdings Ltd. (2)(a) 472,696 10,379,716
Aristocrat Leisure Ltd. (2)(a) 439,479 20,345,011
Aurizon Holdings Ltd. (2)(a) 1,568,882 3,308,828
BHP Group Ltd. (2)(a) 569,514 15,909,500
BlueScope Steel Ltd. (2)(a) 737,647 11,080,111
Brambles Ltd. (2)(a) 503,221 8,256,679
Computershare Ltd. (2)(a) 446,123 10,718,483
Dyno Nobel Ltd. (2)(a) 14,637 29,988
Evolution Mining Ltd. (2)(a) 1,843,096 13,138,579
GPT Group (The), REIT (2)(a) 75 266
Harvey Norman Holdings Ltd. (2)(a) 1,310,450 6,392,313
IGO Ltd. (2)*(a) 809,195 2,778,435
JB Hi-Fi Ltd. (2)(a) 391,197 30,023,499
Liontown Resources Ltd. (2)*(a) 23 15
Lynas Rare Earths Ltd. (2)*(a) 1,331,536 14,793,515
Mineral Resources Ltd. (2)*(a) 371,417 10,130,873
Northern Star Resources Ltd. (2)(a) 808,816 12,629,921
Orica Ltd. (2)(a) 719,259 10,044,932
Pro Medicus Ltd. (2)(a) 101,004 20,563,989
Qantas Airways Ltd. (2)(a) 1,631,969 11,792,287
QBE Insurance Group Ltd. (2)(a) 1,185,325 16,130,213
Qube Holdings Ltd. (2)(a) 408,845 1,110,437
REA Group Ltd. (2)(a) 7,499 1,146,733
SEEK Ltd. (2)(a) 185,424 3,493,830
SGH Ltd. (2)(a) 96,138 3,173,505
Sonic Healthcare Ltd. (2)(a) 203,152 2,877,421
South32 Ltd. (2)(a) 5,122,190 9,285,084
Stockland, REIT (2)(a) 57 231
Suncorp Group Ltd. (2)(a) 150,419 2,016,773
Technology One Ltd. (2)(a) 322,071 8,199,408
Telstra Group Ltd. (2)(a) 3,904,472 12,447,942
Wesfarmers Ltd. (2)(a) 21,762 1,323,855
Westpac Banking Corp. (2)(a) 516,572 13,309,400
Whitehaven Coal Ltd. (2)(a) 1,846,054 8,057,817
WiseTech Global Ltd. (2)(a) 37,329 2,231,653
Worley Ltd. (2)(a) 201,015 1,867,424
Yancoal Australia Ltd. (2)(a) 399,031 1,400,284
300,388,950
Belgium - 0 .7%
Ageas SA/NV (2)(a) 271,914 18,858,954
Anheuser-Busch InBev SA/NV (2)(a) 297,866 17,805,444
KBC Group NV (2)(a) 26,788 3,210,246
Liberty Global Ltd., Class A *(a) 489,934 5,614,644
45,489,288
Brazil - 0 .2%
MercadoLibre, Inc. *(a) 810 1,892,921
Wheaton Precious Metals Corp. (a) 117,759 13,177,974
Yara International ASA (2)(a) 1,345 49,300
15,120,195
Canada - 5 .5%
Alamos Gold, Inc., Class A (a) 35,084 1,222,911
ARC Resources Ltd. (a) 436,077 7,952,601
Atco Ltd., Class I (a) 74,511 2,697,323
AtkinsRealis Group, Inc. (a) 109,106 7,874,259
INVESTMENTS SHARES VALUE ($)
Canada - 5.5% (continued)
Bank of Nova Scotia (The) (a) 549,398 35,525,133
Barrick Mining Corp. (a) 375,811 12,343,408
Canadian National Railway Co. (a) 255,544 24,098,293
Canadian Natural Resources Ltd. (a) 446,226 14,268,202
Canadian Utilities Ltd., Class A (a) 29,656 829,567
CCL Industries, Inc., Class B (a) 119,558 6,738,614
Celestica, Inc. *(a) 179,261 44,112,608
Cenovus Energy, Inc. (a) 214,007 3,633,675
Constellation Software, Inc. (a) 3,145 8,537,578
Descartes Systems Group, Inc.
(The) *(a) 6,348 597,716
Empire Co. Ltd., Class A (a) 281,866 10,116,553
Fairfax Financial Holdings Ltd. (a) 5,920 10,357,129
Finning International, Inc. (a) 166,137 7,717,724
FirstService Corp. (a) 2 381
Franco-Nevada Corp. (a) 7,132 1,587,468
George Weston Ltd. (a) 185,682 11,326,108
iA Financial Corp., Inc. (a) 42,420 4,822,962
Loblaw Cos. Ltd. (a) 178,908 6,920,039
Lundin Gold, Inc. (a) 400,434 25,944,624
Magna International, Inc. (a) 253,362 12,004,520
Manulife Financial Corp. (a) 265,525 8,272,734
MEG Energy Corp. (a) 2 40
Metro, Inc., Class A (a) 34,378 2,308,911
Onex Corp. (a) 6,978 619,180
Pan American Silver Corp. (a) 185,490 7,187,954
Parkland Corp. (a) 12 332
Quebecor, Inc., Class B (a) 145,341 4,576,304
Stantec, Inc. (a) 37,306 4,023,322
Sun Life Financial, Inc. (a) 78,249 4,698,763
Suncor Energy, Inc. (a) 522,472 21,864,460
TFI International, Inc. (a) 151,876 13,366,223
Toromont Industries Ltd. (a) 1 111
Toronto-Dominion Bank (The) (a) 36,507 2,919,091
Tourmaline Oil Corp. (a) 247,886 10,690,607
341,757,428
China - 0 .5%
BOC Hong Kong Holdings Ltd. (2)(a) 279,000 1,307,052
Prosus NV (2)(a) 341,780 24,168,991
Wilmar International Ltd. (2)(a) 1,249,700 2,763,711
Yangzijiang Shipbuilding Holdings
Ltd. (2)(a) 1,344,400 3,517,302
31,757,056
Denmark - 2 .6%
AP Moller - Maersk A/S, Class B (2)
(a) 9,151 17,988,816
Danske Bank A/S (2)(a) 838,938 35,834,880
Demant A/S (2)*(a) 63,114 2,197,125
Genmab A/S (2)*(a) 85,086 26,253,136
GN Store Nord A/S (2)*(a) 12,451 210,912
ISS A/S (2)(a) 689,577 21,850,498
Jyske Bank A/S (Registered) (2)(a) 64,698 7,224,431
Pandora A/S (2)(a) 171,036 22,362,516
ROCKWOOL A/S, Class B (2)(a) 107,609 4,011,813
Royal Unibrew A/S (2)(a) 102,409 7,822,064
Vestas Wind Systems A/S (2)(a) 856,977 16,302,468
162,058,659

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1 .4%
Elisa OYJ (2)(a) 75,472 3,961,395
Fortum OYJ (2)(a) 325,993 6,187,563
Kone OYJ, Class B (2)(a) 165,143 11,264,264
Nordea Bank Abp (2)(a) 2,306,088 37,966,929
UPM-Kymmene OYJ (2)(a) 49,604 1,358,487
Wartsila OYJ Abp (2)(a) 924,774 27,738,301
88,476,939
France - 8 .1%
Air France-KLM (2)*(a) 798,851 10,785,713
Amundi SA (2)(a)(b) 59,601 4,736,764
BNP Paribas SA (2)(a) 377,238 34,503,243
Bouygues SA (2)(a) 253,723 11,443,840
Carrefour SA (2)(a) 1,931,066 29,264,841
Credit Agricole SA (2)(a) 503,823 9,928,376
Danone SA (2)(a) 15,401 1,341,939
Dassault Aviation SA (2)(a) 33,931 11,430,441
Eiffage SA (2)(a) 160,240 20,529,609
Engie SA (2)(a) 775,527 16,671,140
FDJ UNITED (2)(a) 1 34
Forvia SE (2)*(a) 4 54
Gaztransport Et Technigaz SA (2)(a) 16,609 3,084,303
Hermes International SCA (2)(a) 4,265 10,487,804
Ipsen SA (2)(a) 33,800 4,538,538
Klepierre SA, REIT (2)(a) 1 39
Legrand SA (2)(a) 31,355 5,209,981
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 70,127 43,154,845
Orange SA (2)(a) 2,257,209 36,614,131
Renault SA (2)(a) 164,655 6,770,354
Safran SA (2)(a) 137,819 48,907,698
SCOR SE (2)(a) 217,035 7,675,685
Societe Generale SA (2)(a) 804,413 53,554,857
SPIE SA (2)(a) 33,661 1,819,768
Thales SA (2)(a) 102,344 32,352,400
TotalEnergies SE (2)(a) 717,547 43,704,808
Valeo SE (2)(a) 1,482,956 18,701,361
Verallia SA (2)(a)(b) 1 28
Vinci SA (2)(a) 185,094 25,722,876
Vivendi SE (2)(a) 3,463,071 12,226,805
505,162,275
Germany - 4 .7%
Allianz SE (Registered) (2)(a) 73,535 30,938,135
Aumovio SE *(a) 42,404 1,748,429
Bayer AG (Registered) (2)(a) 591,001 19,675,104
Bechtle AG (2)(a) 2 92
Continental AG (2)(a) 84,808 5,610,558
Daimler Truck Holding AG (2)(a) 34,666 1,433,492
Deutsche Lufthansa AG
(Registered) (2)(a) 3,664,916 31,104,836
E.ON SE (2)(a) 513,179 9,665,965
Evonik Industries AG (2)(a) 198,671 3,454,706
Freenet AG (2)(a) 63,031 2,016,607
Fresenius Medical Care AG (2)(a) 392,788 20,753,961
GEA Group AG (2)(a) 56,161 4,152,101
Henkel AG & Co. KGaA (2)(a) 2 148
Knorr-Bremse AG (2)(a) 30,409 2,861,145
LANXESS AG (2)(a) 37,563 935,292
LEG Immobilien SE (2)(a) 17 1,355
INVESTMENTS SHARES VALUE ($)
Germany - 4.7% (continued)
Mercedes-Benz Group AG (2)(a) 706,817 44,550,673
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 15,634 9,981,906
Rational AG (2)(a) 3,959 3,025,384
RENK Group AG (2)(a) 95,924 9,930,324
Rheinmetall AG (2)(a) 9,000 21,052,541
RWE AG (2)(a) 696,535 30,980,980
Scout24 SE (2)(a)(b) 87,436 10,969,491
Talanx AG (2)(a) 30,304 4,040,352
thyssenkrupp AG (2)(a) 1,485,157 20,491,934
Zalando SE (2)*(a)(b) 162,420 4,984,381
294,359,892
Hong Kong - 0 .2%
CLP Holdings Ltd. (2)(a) 275,500 2,279,572
HKT Trust & HKT Ltd. (2)(a) 627,000 927,032
Techtronic Industries Co. Ltd. (2)(a) 740,000 9,459,587
WH Group Ltd. (2)(a)(b) 1,207,000 1,307,122
13,973,313
Ireland - 0 .4%
Accenture plc, Class A (a) 102,812 25,353,439
Italy - 3 .0%
A2A SpA (2)(a) 445,775 1,166,607
Amplifon SpA (2)(a) 75,880 1,237,615
Azimut Holding SpA (2)(a) 140,874 5,457,914
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,142,787 10,168,745
Banco BPM SpA (2)(a) 89,620 1,345,062
Enel SpA (2)(a) 607,320 5,755,293
Eni SpA (2)(a) 76,825 1,344,138
FinecoBank Banca Fineco SpA (2)
(a) 74,629 1,619,722
Generali (2)(a) 464,727 18,263,777
Intesa Sanpaolo SpA (2)(a) 2,893,014 19,149,370
Italgas SpA (2)(a) 489,393 4,508,193
Leonardo SpA (2)(a) 282,390 18,069,199
Nexi SpA (2)(a)(b) 1,973,025 11,177,749
Pirelli & C SpA (2)(a)(b) 2,577,464 17,592,747
Poste Italiane SpA (2)(a)(b) 1,009,262 23,991,216
Reply SpA (2)(a) 14,889 2,125,331
Telecom Italia SpA (2)*(a) 15,409,647 8,073,754
UniCredit SpA (2)(a) 248,431 18,904,384
Unipol Assicurazioni SpA (2)(a) 870,889 18,722,011
188,672,827
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 1 42
Japan - 25 .9%
ABC-Mart, Inc. (2)(a) 420,900 8,348,979
AGC, Inc. (2)(a) 215,900 7,041,001
Aisin Corp. (2)(a) 749,800 12,949,153
Ajinomoto Co., Inc. (2)(a) 47,200 1,353,187
Allegro MicroSystems, Inc. *(a) 12 350
ANA Holdings, Inc. (2)(a) 384,300 7,424,478
Asahi Intecc Co. Ltd. (2)(a) 224,500 3,648,204
Asahi Kasei Corp. (2)(a) 2,531,200 19,894,540
Astellas Pharma, Inc. (2)(a) 2,990,100 32,592,050

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Bandai Namco Holdings, Inc. (2)(a) 190,800 6,348,204
BayCurrent, Inc. (2)(a) 60,100 3,531,897
Brother Industries Ltd. (2)(a) 711,200 11,883,876
Canon, Inc. (2)(a) 1,000,800 29,206,443
Central Japan Railway Co. (2)(a) 794,200 22,769,437
Chubu Electric Power Co., Inc. (2)
(a) 1,792,700 24,897,042
Concordia Financial Group Ltd. (2)
(a) 3,315,000 25,379,833
Dai Nippon Printing Co. Ltd. (2)(a) 712,000 12,107,374
Dai-ichi Life Holdings, Inc. (2)(a) 3,965,800 31,195,658
Daiichi Sankyo Co. Ltd. (2)(a) 1,967,600 44,271,417
Disco Corp. (2)(a) 25,100 7,869,867
ENEOS Holdings, Inc. (2)(a) 2,495,800 15,806,418
FANUC Corp. (2)(a) 499,500 14,354,108
Fujitsu Ltd. (2)(a) 522,200 12,249,943
Fukuoka Financial Group, Inc. (2)(a) 577,300 17,266,250
Hikari Tsushin, Inc. (2)(a) 24,100 6,713,509
Hirose Electric Co. Ltd. (2)(a) 137,900 17,154,458
Hitachi Construction Machinery Co.
Ltd. (2)(a) 355,400 11,356,712
Hitachi Ltd. (2)(a) 511,800 13,559,152
Honda Motor Co. Ltd. (2)(a) 1,481,100 15,283,957
IHI Corp. (2)(a) 1,651,300 30,754,265
Iida Group Holdings Co. Ltd. (2)(a) 288,600 4,602,602
Inpex Corp. (2)(a) 1,154,200 20,782,153
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 1,954,700 36,048,768
Japan Airlines Co. Ltd. (2)(a) 969,400 19,519,245
Japan Post Bank Co. Ltd. (2)(a) 2,914,000 35,681,696
Japan Post Holdings Co. Ltd. (2)(a) 2,053,500 20,381,609
Japan Tobacco, Inc. (2)(a) 41,500 1,361,078
Kansai Electric Power Co., Inc.
(The) (2)(a) 164,900 2,358,704
Kao Corp. (2)(a) 967,100 42,147,231
Kawasaki Heavy Industries Ltd. (2)
(a) 21,000 1,385,991
Kirin Holdings Co. Ltd. (2)(a) 423,200 6,200,359
Kobe Bussan Co. Ltd. (2)(a) 41,200 1,135,489
Kobe Steel Ltd. (2)(a) 630,300 7,448,236
Koito Manufacturing Co. Ltd. (2)(a) 209,700 3,173,243
Komatsu Ltd. (2)(a) 416,600 14,513,182
Kyushu Electric Power Co., Inc. (2)
(a) 790,400 7,896,557
LY Corp. (2)(a) 4,217,100 13,536,930
Marubeni Corp. (2)(a) 780,200 19,467,719
MatsukiyoCocokara & Co. (a) 123,500 2,508,666
Mazda Motor Corp. (2)(a) 2,474,000 18,014,435
McDonald's Holdings Co. Japan Ltd.
(2)(a) 29,100 1,220,415
MINEBEA MITSUMI, Inc. (2)(a) 298,700 5,612,808
MISUMI Group, Inc. (2)(a) 852,800 13,282,262
Mitsubishi Chemical Group Corp.
(2)(a) 1,840,400 10,571,529
Mitsubishi Corp. (2)(a) 963,900 22,978,804
Mitsubishi Electric Corp. (2)(a) 159,100 4,086,283
Mitsui Chemicals, Inc. (2)(a) 538,800 13,467,286
Mitsui Fudosan Co. Ltd. (2)(a) 123,100 1,340,080
Mizuho Financial Group, Inc. (2)(a) 1,343,400 45,159,567
Nexon Co. Ltd. (2)(a) 537,400 11,793,565
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
NGK Insulators Ltd. (2)(a) 147,500 2,465,581
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,053,300 23,914,579
Nippon Steel Corp. (2)(a) 4,293,000 17,681,760
Nippon Yusen KK (2)(a) 686,200 23,416,681
Niterra Co. Ltd. (2)(a) 90,100 3,475,545
Nomura Holdings, Inc. (2)(a) 1,703,600 12,485,129
Obic Co. Ltd. (2)(a) 196,400 6,845,209
Oji Holdings Corp. (2)(a) 1,102,500 6,032,322
Oracle Corp. Japan (2)(a) 65,600 6,697,969
ORIX Corp. (2)(a) 1,189,200 31,211,731
Otsuka Corp. (2)(a) 181,200 3,782,406
Panasonic Holdings Corp. (2)(a) 3,896,300 42,290,825
Persol Holdings Co. Ltd. (2)(a) 4,139,900 7,540,187
Recruit Holdings Co. Ltd. (2)(a) 793,400 42,656,259
Renesas Electronics Corp. (2)(a) 1,602,500 18,437,072
Resona Holdings, Inc. (2)(a) 2,938,000 29,959,659
Sanwa Holdings Corp. (2)(a) 690,400 19,737,503
Sega Sammy Holdings, Inc. (2)(a) 15,100 318,158
Seiko Epson Corp. (2)(a) 818,800 10,474,423
Sekisui Chemical Co. Ltd. (2)(a) 218,100 4,060,294
Shimamura Co. Ltd. (2)(a) 236,100 15,786,937
Shimizu Corp. (2)(a) 1,432,700 20,126,282
Shin-Etsu Chemical Co. Ltd. (2)(a) 533,700 17,475,225
Shionogi & Co. Ltd. (2)(a) 458,500 8,078,707
Shizuoka Financial Group, Inc. (2)
(a) 1,354,900 18,533,998
Skylark Holdings Co. Ltd. (2)(a) 161,500 3,339,934
Sojitz Corp. (2)(a) 1,024,400 27,092,460
Sony Financial Group, Inc. * 293,000 324,928
Sony Group Corp. (2)(a) 293,000 8,422,784
Square Enix Holdings Co. Ltd. (2)(a) 1,003,500 21,595,061
Subaru Corp. (2)(a) 65,300 1,330,769
Sumitomo Corp. (2)(a) 710,500 20,556,893
Sumitomo Electric Industries Ltd.
(2)(a) 317,400 9,031,316
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 644,800 18,714,686
Takeda Pharmaceutical Co. Ltd. (2)
(a) 546,300 16,045,046
TBS Holdings, Inc. (2)(a) 265,100 10,054,829
Terumo Corp. (2)(a) 80,400 1,326,320
Tokio Marine Holdings, Inc. (2)(a) 123,400 5,222,677
Tokyo Century Corp. (2)(a) 263,600 3,357,644
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 3,760,300 17,613,871
Tokyo Electron Ltd. (2)(a) 313,800 55,626,373
Tokyo Gas Co. Ltd. (2)(a) 516,800 18,376,717
Tokyu Corp. (2)(a) 193,000 2,353,715
TOPPAN Holdings, Inc. (2)(a) 314,700 8,063,257
Toray Industries, Inc. (2)(a) 245,000 1,563,043
Tosoh Corp. (2)(a) 381,200 5,639,292
Toyo Suisan Kaisha Ltd. (2)(a) 39,100 2,793,290
Toyota Motor Corp. (2)(a) 1,661,100 31,903,861
Toyota Tsusho Corp. (2)(a) 234,500 6,491,505
USS Co. Ltd. (2)(a) 1,570,700 18,032,613
Yamato Holdings Co. Ltd. (2)(a) 431,800 6,902,363
Yamazaki Baking Co. Ltd. (2)(a) 61,300 1,364,713

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Yokogawa Electric Corp. (2)(a) 709,800 20,370,266
1,611,882,921
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 245,000 1,347,098
Netherlands - 2 .9%
Aalberts NV (2)(a) 189,696 6,254,200
ABN AMRO Bank NV, CVA (2)(a)(b) 610,123 19,572,473
Adyen NV (2)*(a)(b) 824 1,325,881
Argenx SE (2)*(a) 16,611 12,273,031
ASM International NV (2)(a) 47,155 28,441,526
ASML Holding NV (2)(a) 40,472 39,467,770
ASR Nederland NV (2)(a) 58,375 3,972,380
Heineken NV (2)(a) 95,000 7,439,356
ING Groep NV (2)(a) 52,896 1,386,709
Koninklijke Ahold Delhaize NV (2)(a) 212,464 8,597,250
Koninklijke KPN NV (2)(a) 1,112,094 5,337,539
Koninklijke Vopak NV (2)(a) 49,628 2,277,810
NN Group NV (2)(a) 358,745 25,297,805
Wolters Kluwer NV (2)(a) 132,564 18,094,975
179,738,705
New Zealand - 0 .3%
Xero Ltd. (2)*(a) 184,659 19,268,266
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(b) 823,424 2,704,080
Norway - 0 .5%
DNB Bank ASA (2)(a) 116,122 3,165,021
Equinor ASA (2)(a) 195,174 4,759,536
Gjensidige Forsikring ASA (2)(a) 4 118
Kongsberg Gruppen ASA (2)(a) 362,902 11,597,387
Norsk Hydro ASA (2)(a) 200,406 1,362,584
Telenor ASA (2)(a) 433,007 7,185,098
TOMRA Systems ASA (2)(a) 47,984 719,367
28,789,111
Portugal - 0 .5%
Banco Comercial Portugues SA,
Class R (2)(a) 15,573,792 13,825,558
EDP SA (2)(a) 3,408,522 16,176,729
30,002,287
Singapore - 0 .5%
Grab Holdings Ltd., Class A *(a) 210,200 1,265,404
Sea Ltd., ADR *(a)(c) 59,098 10,562,586
Singapore Telecommunications Ltd.
(2) 2,667,700 8,528,819
STMicroelectronics NV (2)(a) 69,924 1,976,396
United Overseas Bank Ltd. (2)(a) 346,000 9,291,987
31,625,192
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(b) 131,600 3,778,808
INVESTMENTS SHARES VALUE ($)
Spain - 1 .5%
ACS Actividades de Construccion y
Servicios SA (2)(a) 108,581 8,703,647
Aena SME SA (2)(a)(b) 424,699 11,610,979
Banco de Sabadell SA (2)(a) 778,523 3,038,738
Banco Santander SA (2)(a) 2,583,303 27,110,005
Bankinter SA (2)(a) 852,236 13,472,419
Enagas SA (a) 975,405 15,242,269
Endesa SA (a) 42,948 1,372,013
Fluidra SA (2)(a) 61,812 1,681,464
Indra Sistemas SA (2)(a) 7,891 353,324
Mapfre SA (2)(a) 1,425,416 6,766,470
Repsol SA (2)(a) 285,132 5,070,280
94,421,608
Sweden - 3 .4%
Alfa Laval AB (2)(a) 394,397 18,010,241
Autoliv, Inc. (a) 109,630 13,539,305
Electrolux AB, Class B (2)*(a) 1,986,133 10,871,404
Elekta AB, Class B (2)(a) 830,011 4,204,044
Embracer Group AB (2)*(a) 108,322 1,202,024
Essity AB, Class B (2)(a) 359,628 9,400,363
Evolution AB (2)(a)(b) 463,017 38,117,374
Getinge AB, Class B (2)(a) 210,308 4,532,771
Husqvarna AB, Class B (2)(a) 100,679 538,135
Saab AB, Class B (2)(a) 23,850 1,465,397
Sandvik AB (2)(a) 164,762 4,602,692
Skanska AB, Class B (2)(a) 56,890 1,476,630
SSAB AB, Class B (2)(a) 366,412 2,136,812
Svenska Handelsbanken AB, Class
A (2)(a) 832,444 10,861,427
Swedbank AB, Class A (2)(a) 542,866 16,386,791
Swedish Orphan Biovitrum AB
(2)*(a) 46,952 1,435,240
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 5,517,458 45,717,695
Telia Co. AB (2)(a) 4,174,339 15,924,974
Trelleborg AB, Class B (2)(a) 37,994 1,420,529
Volvo AB, Class B (2)(a) 318,274 9,152,798
210,996,646
Switzerland - 3 .0%
ABB Ltd. (Registered) (2)(a) 164,192 11,881,480
Adecco Group AG (Registered) (2)
(a) 527,283 14,854,958
Avolta AG (2)*(a) 27,190 1,484,675
Baloise Holding AG (Registered) (2)
(a) 4,532 1,121,652
Belimo Holding AG (Registered) (2)
(a) 4,771 5,017,690
BKW AG (2)(a) 9,121 1,956,262
DSM-Firmenich AG (2)(a) 81,331 6,939,025
Flughafen Zurich AG (Registered)
(2)(a) 40,266 12,329,015
Galderma Group AG (2)(a) 11,501 2,033,380
Geberit AG (Registered) (2)(a) 18,151 13,707,665
Givaudan SA (Registered) (2)(a) 3,177 12,959,117
Kuehne + Nagel International AG
(Registered) (2)(a) 152,467 28,532,285
Logitech International SA
(Registered) (2)(a) 58,437 6,427,978

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.0% (continued)
Schindler Holding AG (Registered)
(2)(a) 1 362
SGS SA (Registered) (2)(a) 166,096 17,260,669
Sika AG (Registered) (2)(a) 28,219 6,336,823
Swiss Prime Site AG (Registered)
(2)(a) 4 560
Swissquote Group Holding SA
(Registered) (2)(a) 10,366 7,291,637
TE Connectivity plc (a) 7,773 1,706,407
Zurich Insurance Group AG (2)(a) 50,127 35,829,946
187,671,586
Thailand - 0 .1%
Fabrinet *(a) 8,734 3,184,591
United Kingdom - 8 .0%
Aberdeen Group plc (2)(a) 907,022 2,414,415
Admiral Group plc (2)(a) 25 1,128
Auto Trader Group plc (2)(a)(b) 236,259 2,509,848
Aviva plc (2)(a) 719,236 6,653,508
B&M European Value Retail SA (2)
(a) 3,750,984 13,232,272
Barclays plc (2)(a) 4,361,976 22,443,787
Beazley plc (2)(a) 191,642 2,343,776
Bellway plc (2)(a) 162,907 5,396,919
British American Tobacco plc (2)(a) 197,877 10,524,545
Burberry Group plc (2)*(a) 603,536 9,534,282
Centrica plc (2)(a) 13,645,115 30,641,341
CK Hutchison Holdings Ltd. (2)(a) 1,164,500 7,650,745
Compass Group plc (2)(a) 1,120,232 38,183,959
easyJet plc (2)(a) 1,490,221 9,317,469
Entain plc (2)(a) 503,499 5,950,586
Games Workshop Group plc (2)(a) 3,047 597,173
Hiscox Ltd. (2)(a) 753,313 13,904,505
Howden Joinery Group plc (2)(a) 374,254 4,257,843
ICG plc (2)(a) 175,172 5,259,273
IMI plc (2)(a) 102,221 3,157,279
Imperial Brands plc (2)(a) 201,173 8,546,121
InterContinental Hotels Group plc
(2)(a) 78,117 9,445,159
International Consolidated Airlines
Group SA (2)(a) 2,569,306 13,446,332
Intertek Group plc (2)(a) 41,687 2,653,542
Investec plc (a) 68 508
ITV plc (2)(a) 8,946,199 9,653,624
Johnson Matthey plc (2)(a) 3 81
Kingfisher plc (2)(a) 5,106,157 21,271,066
Lloyds Banking Group plc (2)(a) 30,047,245 34,001,011
M&G plc (2)(a) 398,130 1,357,747
Marks & Spencer Group plc (2)(a) 1,957,855 9,605,490
NatWest Group plc (2)(a) 3,534,368 24,964,491
Next plc (2)(a) 45,070 7,513,344
Ocado Group plc (2)*(a) 446,669 1,356,938
Pearson plc (2)(a) 157,248 2,236,235
Pennon Group plc (2)(a) 7,693 48,530
Persimmon plc (2)(a) 423,341 6,613,671
Rightmove plc (2)(a) 947,137 9,045,016
Rolls-Royce Holdings plc (2)(a) 2,641,435 42,459,117
Rotork plc (2)(a) 263,288 1,203,715
Smiths Group plc (2)(a) 95,433 3,025,718
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.0% (continued)
Subsea 7 SA (2)(a) 12 249
Tate & Lyle plc (2)(a) 50 303
Taylor Wimpey plc (2)(a) 8,999,105 12,501,820
TechnipFMC plc (a) 962,785 37,981,868
Tesco plc (2)(a) 2,600,605 15,587,222
United Utilities Group plc (2)(a) 97,307 1,503,268
Vodafone Group plc (2)(a) 20,674,523 24,042,479
Weir Group plc (The) (2)(a) 110,374 4,071,401
498,110,719
United States - 116 .9%
3M Co. (a) 143,109 22,207,655
AbbVie, Inc. (a) 5,990 1,386,925
Abercrombie & Fitch Co., Class A
*(a) 285,303 24,407,672
Acerinox SA (2)(a) 435,353 5,718,010
Adobe, Inc. *(a) 158,271 55,830,094
ADT, Inc. (a) 1,321,146 11,507,182
Advanced Micro Devices, Inc. *(a) 14,486 2,343,690
Aflac, Inc. (a) 188,692 21,076,896
Agilent Technologies, Inc. (a) 109,067 13,998,749
Agree Realty Corp., REIT (a) 60,155 4,273,411
Air Lease Corp., Class A (a) 118,949 7,571,104
Airbnb, Inc., Class A *(a) 212,648 25,819,720
Akamai Technologies, Inc. *(a) 377,872 28,627,583
Albemarle Corp. (a) 82,740 6,708,559
Alexandria Real Estate Equities,
Inc., REIT (a) 209,100 17,426,394
Align Technology, Inc. *(a) 14,474 1,812,434
Allegion plc (a) 58,655 10,402,464
Allison Transmission Holdings, Inc.
(a) 109,775 9,317,702
Alnylam Pharmaceuticals, Inc. *(a) 21,059 9,602,904
Amcor plc (a) 499,399 4,085,084
Amdocs Ltd. (a) 136,820 11,226,081
American Electric Power Co., Inc.
(a) 139,753 15,722,213
American International Group, Inc.
(a) 366,116 28,754,751
American Tower Corp., REIT (a) 51,948 9,990,639
Ameriprise Financial, Inc. (a) 49,599 24,365,509
AMETEK, Inc. (a) 40,871 7,683,748
Amphenol Corp., Class A (a) 66,950 8,285,063
Amrize Ltd. (2)*(a) 99,975 4,888,361
Analog Devices, Inc. (a) 34,862 8,565,593
Aon plc, Class A (a) 3,808 1,357,857
Apellis Pharmaceuticals, Inc. *(a)(c) 221,768 5,018,610
Applied Industrial Technologies, Inc.
(a) 5,169 1,349,367
Aramark (a) 304,621 11,697,446
Arista Networks, Inc. *(a) 127,174 18,530,524
Armstrong World Industries, Inc. (a) 6,104 1,196,445
Arrow Electronics, Inc. *(a) 254,426 30,785,546
Ashland, Inc. (a) 263,499 12,624,237
Assured Guaranty Ltd. (a) 47,043 3,982,190
Atlassian Corp., Class A *(a) 151,880 24,255,236
Autodesk, Inc. *(a) 24,816 7,883,299
AutoNation, Inc. *(a) 65,841 14,404,036
AutoZone, Inc. *(a) 6,595 28,294,133
Avnet, Inc. (a) 105,799 5,531,172

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Axalta Coating Systems Ltd. *(a) 270,343 7,737,217
Axis Capital Holdings Ltd. (a) 267,810 25,656,198
Ball Corp. (a) 203,939 10,282,604
Bank of New York Mellon Corp.
(The) (a) 134,169 14,619,054
Bank OZK (a) 194,980 9,940,080
Bath & Body Works, Inc. (a) 50,763 1,307,655
Becton Dickinson & Co. (a) 72,520 13,573,568
BellRing Brands, Inc. *(a) 722,516 26,263,457
Berkshire Hathaway, Inc., Class B
*(a) 27,146 13,647,380
Best Buy Co., Inc. (a) 461,948 34,932,508
Biogen, Inc. *(a) 137,706 19,289,856
BioMarin Pharmaceutical, Inc. *(a) 464,610 25,163,278
Black Hills Corp. (a) 53,392 3,288,413
Booking Holdings, Inc. (a) 3,939 21,267,725
Booz Allen Hamilton Holding Corp.,
Class A (a) 344,856 34,468,357
BorgWarner, Inc. (a) 578,791 25,443,652
Boston Beer Co., Inc. (The), Class
A *(a) 16,421 3,471,728
Boston Scientific Corp. *(a) 69,267 6,762,537
BP plc (2)(a) 5,931,314 34,055,546
Bright Horizons Family Solutions,
Inc. *(a) 105,830 11,489,963
Brighthouse Financial, Inc. *(a) 125,741 6,674,332
Brink's Co. (The) (a) 50,397 5,889,393
Bristol-Myers Squibb Co. (a) 662,785 29,891,604
Broadridge Financial Solutions, Inc.
(a) 32,109 7,647,401
Brown & Brown, Inc. (a) 44,491 4,172,811
Buzzi SpA (2)(a) 123,441 6,802,208
CACI International, Inc., Class A *(a) 33,983 16,950,041
Caesars Entertainment, Inc. *(a) 102,396 2,767,252
Camden Property Trust, REIT (a) 31,106 3,321,499
Capital One Financial Corp. (a) 91,208 19,388,997
CarMax, Inc. *(a) 587,192 26,347,305
Carpenter Technology Corp. (a) 17,159 4,213,221
Celsius Holdings, Inc. *(a) 82,185 4,724,816
Centene Corp. *(a) 1,363,636 48,654,532
CF Industries Holdings, Inc. (a) 45,588 4,089,244
Charles River Laboratories
International, Inc. *(a) 61,210 9,576,917
Charles Schwab Corp. (The) (a) 119,074 11,367,995
Charter Communications, Inc., Class
A *(a) 125,207 34,445,072
Chemed Corp. (a) 3,027 1,355,309
Cheniere Energy, Inc. (a) 33,331 7,832,118
Chewy, Inc., Class A *(a) 1,156,782 46,791,832
Chord Energy Corp. (a) 74,172 7,370,472
Chubb Ltd. (a) 184,922 52,194,234
Ciena Corp. *(a) 87,474 12,742,338
Cincinnati Financial Corp. (a) 87,526 13,837,861
Cirrus Logic, Inc. *(a) 72,003 9,021,256
Citigroup, Inc. (a) 195,672 19,860,708
Citizens Financial Group, Inc. (a) 419,731 22,312,900
Civitas Resources, Inc. (a) 379,673 12,339,373
Cloudflare, Inc., Class A *(a) 58,308 12,512,314
CME Group, Inc. (a) 89,449 24,168,225
CNA Financial Corp. (a) 190,812 8,865,126
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
CNH Industrial NV (a) 256,779 2,786,052
CNO Financial Group, Inc. (a) 76,153 3,011,851
Coca-Cola Consolidated, Inc. (a) 122,658 14,370,611
Cognex Corp. (a) 204,152 9,248,086
Comfort Systems USA, Inc. (a) 60,611 50,014,984
Commerce Bancshares, Inc. (a) 51,866 3,099,512
Commvault Systems, Inc. *(a) 126,934 23,962,601
Concentrix Corp. (a) 362,837 16,744,928
Confluent, Inc., Class A *(a) 276,563 5,475,947
Consolidated Edison, Inc. (a) 118,329 11,894,431
Cooper Cos., Inc. (The) *(a) 145,547 9,978,702
Copart, Inc. *(a) 378,395 17,016,423
COPT Defense Properties, REIT (a) 248,554 7,222,979
Corcept Therapeutics, Inc. *(a) 151,506 12,591,664
Corebridge Financial, Inc. (a) 324,646 10,404,904
Corpay, Inc. *(a) 10,284 2,962,409
Costco Wholesale Corp. (a) 8,496 7,864,152
Crane Co. (a) 36,215 6,668,630
Crocs, Inc. *(a)(c) 209,362 17,492,195
Crowdstrike Holdings, Inc., Class
A *(a) 2,656 1,302,449
Crown Holdings, Inc. (a) 281,332 27,173,858
CSX Corp. (a) 315,135 11,190,444
Cummins, Inc. (a) 15,991 6,754,119
Curtiss-Wright Corp. (a) 35,874 19,477,430
CVS Health Corp. (a) 135,753 10,234,419
Danaher Corp. (a) 179,858 35,658,647
Dayforce, Inc. *(a)(c) 42,671 2,939,605
Dell Technologies, Inc., Class C (a) 84,814 12,024,081
DENTSPLY SIRONA, Inc. (a) 1,369,254 17,375,833
Devon Energy Corp. (a) 300,128 10,522,488
Dick's Sporting Goods, Inc. (a) 41,736 9,274,574
Docusign, Inc., Class A *(a) 18,704 1,348,371
Dolby Laboratories, Inc., Class A (a) 109,563 7,929,074
Dollar General Corp. (a) 256,145 26,472,586
Dominion Energy, Inc. (a) 77,815 4,759,944
Dover Corp. (a) 133,322 22,242,109
DR Horton, Inc. (a) 193,775 32,839,049
DraftKings, Inc., Class A *(a) 928,256 34,716,774
DTE Energy Co. (a) 110,267 15,595,062
Duolingo, Inc., Class A *(a) 1,571 505,611
DuPont de Nemours, Inc. (a) 116,742 9,094,202
DXC Technology Co. *(a) 96,855 1,320,134
Eagle Materials, Inc. (a) 23,925 5,575,482
East West Bancorp, Inc. (a) 156,064 16,613,013
Ecolab, Inc. (a) 39,257 10,750,922
Edison International (a) 502,970 27,804,182
Edwards Lifesciences Corp. *(a) 178,127 13,852,937
Elastic NV *(a) 139,062 11,749,348
Elevance Health, Inc. (a) 60,874 19,669,607
elf Beauty, Inc. *(a) 51,644 6,841,797
Eli Lilly & Co. (a) 33,907 25,871,041
EMCOR Group, Inc. (a) 32,179 20,901,548
Encompass Health Corp. (a) 33,586 4,266,094
EnerSys (a) 34,758 3,926,264
EPR Properties, REIT (a) 143,437 8,320,780
Equifax, Inc. (a) 36,529 9,370,784
Equinix, Inc., REIT (a) 23,856 18,684,973
Essent Group Ltd. (a) 156,171 9,926,229
Essex Property Trust, Inc., REIT (a) 21,142 5,658,868

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Euronet Worldwide, Inc. *(a) 71,956 6,318,456
Evercore, Inc., Class A (a) 78,644 26,528,194
Everest Group Ltd. (a) 127,929 44,804,574
Exact Sciences Corp. *(a) 207,175 11,334,544
Exelixis, Inc. *(a) 673,490 27,815,137
ExlService Holdings, Inc. *(a) 106,272 4,679,156
Expand Energy Corp. (a) 13,497 1,433,921
Expedia Group, Inc. (a) 195,311 41,747,726
Extra Space Storage, Inc., REIT (a) 213,176 30,045,025
Federal Realty Investment Trust,
REIT (a) 67,391 6,827,382
Federated Hermes, Inc., Class B
(a)(c) 248,415 12,900,191
FedEx Corp. (a) 315,032 74,287,695
Ferguson Enterprises, Inc. (a) 54,840 12,315,967
Fidelity National Financial, Inc. (a) 645,400 39,040,246
Fidelity National Information
Services, Inc. (a) 282,246 18,611,301
Fifth Third Bancorp (a) 29,004 1,292,128
First American Financial Corp. (a) 20,623 1,324,822
First Hawaiian, Inc. (a) 177,333 4,403,178
First Industrial Realty Trust, Inc.,
REIT (a) 102,993 5,301,050
FirstCash Holdings, Inc. (a) 80,677 12,780,850
Fiserv, Inc. *(a) 104,117 13,423,805
Flowserve Corp. (a) 275,080 14,617,751
Fortinet, Inc. *(a) 157,422 13,236,042
Fortrea Holdings, Inc. *(a) 314,828 2,650,852
Freeport-McMoRan, Inc. (a) 381,183 14,949,997
Freshpet, Inc. *(a)(c) 230,207 12,686,708
Gap, Inc. (The) (a) 1,453,692 31,094,472
Garmin Ltd. (a) 93,608 23,048,162
Gartner, Inc. *(a) 152,258 40,024,060
Gates Industrial Corp. plc *(a) 341,202 8,468,634
GE Aerospace (a) 64,391 19,370,101
GE HealthCare Technologies, Inc.
(a) 118,266 8,881,777
GE Vernova, Inc. (a) 41,698 25,640,100
Generac Holdings, Inc. *(a) 7,342 1,229,051
General Dynamics Corp. (a) 56,623 19,308,443
General Motors Co. (a) 752,190 45,861,024
Genpact Ltd. (a) 447,423 18,742,549
Genuine Parts Co. (a) 47,072 6,524,179
GFL Environmental, Inc. (a) 92,709 4,393,968
Global Payments, Inc. (a) 31,956 2,654,904
GLOBALFOUNDRIES, Inc. *(a)(c) 269,024 9,641,820
Globe Life, Inc. (a) 99,502 14,225,801
GoDaddy, Inc., Class A *(a) 184,063 25,185,340
Goodyear Tire & Rubber Co. (The)
*(a)(c) 159,158 1,190,502
Graham Holdings Co., Class B (a) 6,904 8,128,148
Grand Canyon Education, Inc. *(a) 16,887 3,707,034
Greif, Inc., Class A (a) 139,380 8,329,349
GSK plc (2)(a) 853,063 18,316,951
Guidewire Software, Inc. *(a) 83,754 19,251,694
Haemonetics Corp. *(a) 367,817 17,927,401
Halozyme Therapeutics, Inc. *(a) 97,899 7,179,913
Hanover Insurance Group, Inc.
(The) (a) 16,174 2,937,684
Harley-Davidson, Inc. (a) 54,356 1,516,532
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Hasbro, Inc. (a) 178,549 13,542,942
HCA Healthcare, Inc. (a) 32,089 13,676,332
HealthEquity, Inc. *(a) 324,546 30,757,224
Hilton Worldwide Holdings, Inc. (a) 60,204 15,619,326
Holcim AG (2)(a) 366,727 31,290,821
Home BancShares, Inc. (a) 131,308 3,716,016
Host Hotels & Resorts, Inc., REIT (a) 482,819 8,217,579
HP, Inc. (a) 803,298 21,873,805
HubSpot, Inc. *(a) 6,679 3,124,436
Huntington Bancshares, Inc. (a) 245,123 4,233,274
Huntington Ingalls Industries, Inc. (a) 62,303 17,937,657
Illumina, Inc. *(a) 169,515 16,098,840
Incyte Corp. *(a) 536,876 45,532,454
Ingredion, Inc. (a) 40,274 4,917,858
Intel Corp. *(a) 1,246,629 41,824,403
International Bancshares Corp. (a) 65,776 4,522,100
International Business Machines
Corp. (a) 69,495 19,608,709
Intuit, Inc. (a) 57,770 39,451,711
Invesco Ltd. (a) 927,435 21,275,359
Invitation Homes, Inc., REIT (a) 421,091 12,350,599
IPG Photonics Corp. *(a)(c) 83,040 6,575,938
IQVIA Holdings, Inc. *(a) 167,523 31,819,319
Iron Mountain, Inc., REIT (a) 119,681 12,200,281
ITT, Inc. (a) 51,550 9,215,078
J M Smucker Co. (The) (a) 27,385 2,974,011
Jacobs Solutions, Inc. (a) 102,319 15,333,525
Janus Henderson Group plc (a) 400,446 17,823,851
Jazz Pharmaceuticals plc *(a) 112,259 14,795,736
JB Hunt Transport Services, Inc. (a) 366,598 49,186,454
Johnson & Johnson (a) 126,592 23,472,689
Jones Lang LaSalle, Inc. *(a) 10,084 3,007,856
JPMorgan Chase & Co. (a) 52,154 16,450,936
KB Home (a) 82,697 5,262,837
KBR, Inc. (a) 191,564 9,059,062
Kellanova (a) 17,211 1,411,646
Kemper Corp. (a) 398,639 20,549,840
Keurig Dr Pepper, Inc. (a) 660,353 16,845,605
Kinder Morgan, Inc. (a) 48,886 1,383,963
Kirby Corp. *(a) 16,019 1,336,786
Knight-Swift Transportation
Holdings, Inc., Class A (a) 390,413 15,425,218
Kyndryl Holdings, Inc. *(a) 311,337 9,349,450
Labcorp Holdings, Inc. (a) 40,683 11,678,462
Lam Research Corp. (a) 108,194 14,487,177
Lamar Advertising Co., Class A,
REIT (a) 203,858 24,956,296
Las Vegas Sands Corp. (a) 505,763 27,204,992
Lear Corp. (a) 106,074 10,672,105
Leidos Holdings, Inc. (a) 81,547 15,409,121
Lennox International, Inc. (a) 18,324 9,699,993
Leonardo DRS, Inc. (a) 98,465 4,470,311
Light & Wonder, Inc. *(a) 153,600 12,893,184
Lincoln Electric Holdings, Inc. (a) 30,467 7,185,033
Linde plc (a) 17,641 8,379,475
Littelfuse, Inc. (a) 26,676 6,909,351
LivaNova plc *(a) 218,569 11,448,644
LKQ Corp. (a) 171,916 5,250,315
Lockheed Martin Corp. (a) 40,734 20,334,820
Loews Corp. (a) 65,746 6,600,241

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Louisiana-Pacific Corp. (a) 76,920 6,833,573
Lowe's Cos., Inc. (a) 45,498 11,434,102
Lyft, Inc., Class A *(a) 1,342,124 29,540,149
Manhattan Associates, Inc. *(a) 158,553 32,500,194
ManpowerGroup, Inc. (a) 416,547 15,787,131
MarketAxess Holdings, Inc. (a) 167,390 29,167,708
Marsh & McLennan Cos., Inc. (a) 49,975 10,071,462
MasTec, Inc. *(a) 27,082 5,763,320
Matador Resources Co. (a) 151,257 6,795,977
Match Group, Inc. (a) 216,764 7,656,104
Mattel, Inc. *(a) 275,298 4,633,265
McCormick & Co., Inc. (Non-Voting)
(a) 20,276 1,356,667
McKesson Corp. (a) 16,771 12,956,268
Medical Properties Trust, Inc., REIT
(a) 270,637 1,372,130
Medpace Holdings, Inc. *(a) 64,501 33,163,834
Medtronic plc (a) 166,713 15,877,746
Merck & Co., Inc. (a) 435,489 36,550,592
MetLife, Inc. (a) 423,024 34,844,487
MGIC Investment Corp. (a) 895,821 25,414,442
MGM Resorts International *(a) 1,007,292 34,912,741
Microchip Technology, Inc. (a) 110,427 7,091,622
Micron Technology, Inc. (a) 188,216 31,492,301
Microsoft Corp. (a) 4,875 2,525,006
Mohawk Industries, Inc. *(a) 134,975 17,400,977
Molina Healthcare, Inc. *(a) 239,405 45,812,541
MongoDB, Inc., Class A *(a) 85,705 26,601,118
Morningstar, Inc. (a) 65,227 15,133,316
Mosaic Co. (The) (a) 581,745 20,174,917
MSCI, Inc., Class A (a) 37,960 21,538,884
Mueller Industries, Inc. (a) 191,579 19,370,553
Murphy Oil Corp. (a) 153,878 4,371,674
Murphy USA, Inc. (a) 11,187 4,343,465
Nasdaq, Inc. (a) 183,249 16,208,374
Natera, Inc. *(a) 140,665 22,642,845
National Fuel Gas Co. (a) 101,733 9,397,077
Nestle SA (Registered) (2)(a) 72,064 6,618,015
NetApp, Inc. (a) 114,124 13,519,129
Neurocrine Biosciences, Inc. *(a) 221,676 31,118,877
New York Times Co. (The), Class
A (a) 239,916 13,771,178
Newell Brands, Inc. (a) 479,918 2,514,770
NewMarket Corp. (a) 1,538 1,273,787
Newmont Corp. (a) 17,129 1,444,146
News Corp., Class A (a) 926,660 28,457,729
Nexstar Media Group, Inc., Class
A (a) 48,437 9,577,932
NNN REIT, Inc., REIT (a) 185,793 7,909,208
Northrop Grumman Corp. (a) 12,756 7,772,486
Northwestern Energy Group, Inc. (a) 123,014 7,209,851
Novartis AG (Registered) (2)(a) 708,160 91,054,073
Nucor Corp. (a) 66,678 9,030,202
Nutanix, Inc., Class A *(a) 217,565 16,184,660
NVIDIA Corp. (a) 29,526 5,508,961
Occidental Petroleum Corp. (a) 145,340 6,867,315
Okta, Inc., Class A *(a) 71,671 6,572,231
Old Republic International Corp. (a) 562,013 23,868,692
Olin Corp. (a) 172,389 4,308,001
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Omega Healthcare Investors, Inc.,
REIT (a) 318,636 13,452,812
Omnicom Group, Inc. (a) 47,533 3,875,365
ON Semiconductor Corp. *(a) 35,104 1,730,978
OneMain Holdings, Inc. (a) 130,493 7,367,635
Oracle Corp. (a) 86,816 24,416,132
Organon & Co. (a) 690,514 7,374,690
Oshkosh Corp. (a)(c) 125,853 16,323,134
Otis Worldwide Corp. (a) 211,722 19,357,742
Ovintiv, Inc. (a) 322,391 13,018,149
Owens Corning (a) 110,131 15,579,131
PACCAR, Inc. (a) 69,017 6,785,751
Packaging Corp. of America (a) 105,457 22,982,244
Palantir Technologies, Inc., Class
A *(a) 155,153 28,303,010
Palo Alto Networks, Inc. *(a) 133,202 27,122,591
Paramount Skydance Corp., Class
B (a)(c) 23,764 449,615
Park Hotels & Resorts, Inc., REIT (a) 692,990 7,678,329
Parsons Corp. *(a) 67,470 5,594,612
Paylocity Holding Corp. *(a) 62,368 9,933,351
PayPal Holdings, Inc. *(a) 120,230 8,062,624
PBF Energy, Inc., Class A (a) 337,889 10,194,111
Pegasystems, Inc. (a) 103,794 5,968,155
Penske Automotive Group, Inc. (a) 43,906 7,635,692
Pentair plc (a) 48,117 5,329,439
Penumbra, Inc. *(a) 8,620 2,183,618
PepsiCo, Inc. (a) 408,578 57,380,693
Pfizer, Inc. (a) 794,421 20,241,847
PG&E Corp. (a) 4,366,263 65,843,245
Philip Morris International, Inc. (a) 127,461 20,674,174
Phillips 66 (a) 104,786 14,252,992
Pilgrim's Pride Corp. (a)(c) 290,098 11,812,791
Pinnacle Financial Partners, Inc. (a) 368,163 34,530,008
Pinterest, Inc., Class A *(a) 409,655 13,178,601
PNC Financial Services Group, Inc.
(The) (a) 305,099 61,303,541
Polaris, Inc. (a) 203,904 11,852,940
Popular, Inc. (a) 144,298 18,327,289
PPG Industries, Inc. (a) 102,572 10,781,343
Primerica, Inc. (a) 13,469 3,738,860
Principal Financial Group, Inc. (a) 35,627 2,953,835
Procter & Gamble Co. (The) (a) 164,431 25,264,823
Progressive Corp. (The) (a) 107,308 26,499,711
Prologis, Inc., REIT (a) 247,996 28,400,502
Prosperity Bancshares, Inc. (a) 397,025 26,342,609
Prudential Financial, Inc. (a) 52,604 5,457,139
Public Storage, REIT (a) 218,940 63,240,818
Pure Storage, Inc., Class A *(a) 119,148 9,985,794
Qorvo, Inc. *(a) 8,912 811,705
Qualys, Inc. *(a) 112,974 14,949,849
Ralph Lauren Corp., Class A (a) 29,152 9,140,901
Range Resources Corp. (a) 137,076 5,159,541
Raymond James Financial, Inc. (a) 9,601 1,657,133
Regeneron Pharmaceuticals, Inc. (a) 72,393 40,704,412
Reinsurance Group of America, Inc.
(a) 51,386 9,872,792
RenaissanceRe Holdings Ltd. (a) 49,214 12,496,911
Republic Services, Inc., Class A (a) 17,443 4,002,820

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Reynolds Consumer Products, Inc.
(a) 410,778 10,051,738
Robert Half, Inc. (a) 715,899 24,326,248
Robinhood Markets, Inc., Class A
*(a) 80,315 11,499,502
ROBLOX Corp., Class A *(a) 402,279 55,723,686
Roche Holding AG (2)(a) 740 256,033
Roche Holding AG (2)(a) 62,152 20,695,595
Roku, Inc., Class A *(a) 198,639 19,889,723
Roper Technologies, Inc. (a) 8,687 4,332,120
Royalty Pharma plc, Class A (a) 142,793 5,037,737
Rubrik, Inc., Class A *(a) 104,272 8,576,372
Ryder System, Inc. (a) 56,766 10,708,338
Salesforce, Inc. (a) 36,897 8,744,589
Sandisk Corp. *(a) 102,857 11,540,555
Sanofi SA (2)(a) 219,214 20,758,230
SBA Communications Corp., REIT
(a) 48,636 9,403,771
Schlumberger NV (a) 214,232 7,363,154
Schneider Electric SE (2)(a) 24,986 7,032,862
Science Applications International
Corp. (a) 135,003 13,415,248
Scotts Miracle-Gro Co. (The) (a) 23,972 1,365,205
Seagate Technology Holdings plc (a) 88,082 20,792,637
Selective Insurance Group, Inc. (a) 433,856 35,172,706
SentinelOne, Inc., Class A *(a) 525,655 9,256,785
Service Corp. International (a) 64,744 5,387,996
ServiceNow, Inc. *(a) 9,698 8,924,875
Shell plc (2)(a) 420,948 15,003,024
Signify NV (2)(a)(b) 193,154 5,079,983
Silicon Laboratories, Inc. *(a) 66,460 8,714,900
Simon Property Group, Inc., REIT
(a) 85,068 15,964,712
SiteOne Landscape Supply, Inc. *(a) 40,668 5,238,038
Snowflake, Inc., Class A *(a) 127,747 28,813,336
Sonoco Products Co. (a) 99,875 4,303,614
SOUTHSTATE BANK Corp. (a) 144,737 14,310,147
SS&C Technologies Holdings, Inc.
(a) 179,681 15,948,486
State Street Corp. (a) 58,598 6,797,954
STERIS plc (a) 109,986 27,214,936
Stifel Financial Corp. (a) 127,706 14,490,800
Synaptics, Inc. *(a) 57,558 3,933,514
Synchrony Financial (a) 197,971 14,065,840
Synovus Financial Corp. (a) 237,745 11,668,525
Take-Two Interactive Software, Inc.
*(a) 34,462 8,903,602
Tapestry, Inc. (a) 283,607 32,109,985
Target Corp. (a) 15,130 1,357,161
Taylor Morrison Home Corp., Class
A *(a) 291,368 19,233,202
Teleflex, Inc. (a) 221,756 27,134,064
Tenet Healthcare Corp. *(a) 225,754 45,837,092
Teradata Corp. *(a) 343,784 7,394,794
Texas Capital Bancshares, Inc. *(a) 331,185 27,995,068
Texas Pacific Land Corp. (a) 10,848 10,128,127
Texas Roadhouse, Inc., Class A (a)
(c) 223,781 37,181,213
Textron, Inc. (a) 271,598 22,947,315
Thermo Fisher Scientific, Inc. (a) 19,776 9,591,756
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
TJX Cos., Inc. (The) (a) 343,077 49,588,350
Toll Brothers, Inc. (a) 160,842 22,218,714
Toro Co. (The) (a) 182,411 13,899,718
Trane Technologies plc (a) 41,894 17,677,592
Travel + Leisure Co. (a) 235,243 13,994,606
Travelers Cos., Inc. (The) (a) 105,033 29,327,314
Trex Co., Inc. *(a) 246,384 12,730,661
Truist Financial Corp. (a) 337,382 15,425,105
TXNM Energy, Inc. (a) 1 57
Tyson Foods, Inc., Class A (a) 679,851 36,915,909
UiPath, Inc., Class A *(a) 107,678 1,440,732
Union Pacific Corp. (a) 109,002 25,764,803
United Airlines Holdings, Inc. *(a) 73,762 7,118,033
United Parcel Service, Inc., Class
B (a) 68,487 5,720,719
United Therapeutics Corp. *(a) 64,689 27,118,276
UnitedHealth Group, Inc. (a) 80,552 27,814,606
Universal Health Services, Inc.,
Class B (a) 40,126 8,203,359
Unum Group (a) 156,122 12,143,169
US Foods Holding Corp. *(a) 138,268 10,594,094
UWM Holdings Corp., Class A (a) 203,132 1,237,074
Veeva Systems, Inc., Class A *(a) 83,973 25,016,396
Ventas, Inc., REIT (a) 147,957 10,355,510
Veralto Corp. (a) 78,675 8,387,542
VeriSign, Inc. (a) 168,218 47,028,706
Verisk Analytics, Inc., Class A (a) 63,208 15,897,444
Verizon Communications, Inc. (a) 35,981 1,581,365
Vertex Pharmaceuticals, Inc. *(a) 29,886 11,704,553
Vertiv Holdings Co., Class A (a) 128,869 19,441,177
VF Corp. (a) 612,368 8,836,470
Virtu Financial, Inc., Class A (a) 152,418 5,410,839
Vontier Corp. (a) 60,979 2,559,289
Walmart, Inc. (a) 773,560 79,723,093
Waters Corp. *(a) 5,394 1,617,175
Watts Water Technologies, Inc.,
Class A (a) 17,574 4,908,067
Weatherford International plc (a) 163,097 11,160,728
Welltower, Inc., REIT (a) 104,298 18,579,646
Wendy's Co. (The) (a)(c) 766,972 7,025,464
WESCO International, Inc. (a) 50,384 10,656,216
West Pharmaceutical Services, Inc.
(a) 76,885 20,169,242
Westinghouse Air Brake
Technologies Corp. (a) 89,576 17,957,301
Weyerhaeuser Co., REIT (a) 119,193 2,954,794
Williams Cos., Inc. (The) (a) 118,947 7,535,292
Wingstop, Inc. (a) 33,800 8,506,784
Woodward, Inc. (a) 23,529 5,946,014
Workday, Inc., Class A *(a) 87,307 21,017,414
Zebra Technologies Corp., Class
A *(a) 45,288 13,457,782
Zimmer Biomet Holdings, Inc. (a) 102,384 10,084,824
Zions Bancorp NA (a) 224,575 12,706,454
Zoetis, Inc., Class A (a) 59,885 8,762,373
Zoom Communications, Inc., Class
A *(a) 168,246 13,880,295
ZoomInfo Technologies, Inc., Class
A *(a) 418,864 4,569,806

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 116.9% (continued)
Zscaler, Inc. *(a) 99,279 29,749,945
7,278,053,018
TOTAL COMMON STOCKS
(Cost $10,667,362,060) 12,194,144,939
SHORT-TERM INVESTMENTS - 79.3%
INVESTMENT COMPANIES - 25 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 11,788,581 11,788,581
Limited Purpose Cash Investment
Fund, 4.13% (d)(f) 1,597,169,565 1,596,850,131
TOTAL INVESTMENT COMPANIES
(Cost $1,608,283,358) 1,608,638,712
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 53 .5%
U.S. Treasury Bills
4.15%, 10/16/2025 (2)(g) $ 70,000,000 69,881,758
4.13%, 10/23/2025 (2)(g) 90,000,000 89,778,488
4.15%, 10/30/2025 (2)(g) 92,000,000 91,699,540
4.18%, 11/6/2025 (2)(g) 94,000,000 93,621,885
4.19%, 11/13/2025 (2)(g) 94,000,000 93,548,935
4.23%, 11/20/2025 (2)(g) 98,000,000 97,459,639
4.25%, 11/28/2025 (2)(g) 92,000,000 91,407,185
4.24%, 12/4/2025 (2)(g) 97,000,000 96,327,833
4.24%, 12/11/2025 (2)(g) 99,000,000 98,248,287
4.24%, 12/18/2025 (2)(g) 140,000,000 138,827,070
4.21%, 12/26/2025 (2)(g) 140,000,000 138,711,657
4.20%, 1/2/2026 (2)(g) 150,000,000 148,506,672
4.23%, 1/8/2026 (2)(g) 150,000,000 148,436,418
4.21%, 1/15/2026 (2)(g)(h) 160,000,000 158,216,138
4.20%, 1/22/2026 (2)(g)(h) 90,000,000 88,926,736
4.21%, 1/29/2026 (2)(g)(h) 120,000,000 118,486,400
4.01%, 2/5/2026 (2)(g)(h) 175,000,000 172,685,308
4.05%, 2/12/2026 (2)(g)(h) 180,000,000 177,499,183
4.03%, 2/19/2026 (2)(g)(h) 180,000,000 177,364,930
3.99%, 2/26/2026 (2)(g)(h) 180,000,000 177,232,399
3.96%, 3/5/2026 (2)(g)(h) 130,000,000 127,908,877
3.80%, 3/12/2026 (2)(g)(h) 250,000,000 245,794,412
3.78%, 3/19/2026 (2)(g)(h) 120,000,000 117,897,640
3.79%, 3/26/2026 (2)(g)(h) 200,000,000 196,357,534
3.79%, 4/2/2026 (2)(g) 180,000,000 176,615,710
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,329,872,960) 3,331,440,634
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,938,156,318) 4,940,079,346
TOTAL LONG POSITIONS
(Cost $15,605,518,378) 17,134,224,285
SHARES
SHORT POSITIONS - (192.8)%
COMMON STOCKS - (191.7)%
Australia - ( 5 .1 ) %
AGL Energy Ltd. (2) (81) (474)
ALS Ltd. (2) (398,641) (5,251,057)
Ampol Ltd. (2) (1,046,563) (20,685,643)
INVESTMENTS SHARES VALUE ($)
Australia - (5.1)% (continued)
APA Group (2) (688,374) (4,041,199)
ASX Ltd. (2) (852) (33,021)
Atlas Arteria Ltd. (2) (512,559) (1,664,488)
CAR Group Ltd. (2) (1,008) (24,515)
Cleanaway Waste Management
Ltd. (2) (786,411) (1,439,919)
Cochlear Ltd. (2) (89,498) (16,493,213)
Commonwealth Bank of Australia (2) (51,866) (5,727,749)
Domino's Pizza Enterprises Ltd. (2) (741,592) (6,608,210)
Endeavour Group Ltd. (2) (1,263,171) (3,032,645)
Glencore plc (2) (1,491,402) (6,868,843)
Goodman Group, REIT (2) (226,388) (4,906,059)
IDP Education Ltd. (2) (2,717,708) (11,812,846)
Insurance Australia Group Ltd. (2) (275,244) (1,491,475)
Lendlease Corp. Ltd. (2) (214,419) (779,171)
Macquarie Group Ltd. (2) (58,625) (8,509,422)
Medibank Pvt Ltd. (2) (583,810) (1,859,900)
New Hope Corp. Ltd. (2) (890,795) (2,309,791)
NEXTDC Ltd. (2) (3,093,314) (34,703,033)
Pilbara Minerals Ltd. (2) (4,330,719) (7,230,746)
Ramsay Health Care Ltd. (2) (669,908) (14,055,483)
Reece Ltd. (2) (1,360,764) (10,161,272)
Rio Tinto plc (2) (456,361) (30,075,308)
Santos Ltd. (2) (358,351) (1,591,386)
Scentre Group, REIT (2) (36,749) (99,126)
Telix Pharmaceuticals Ltd. (2) (1,832,282) (17,712,790)
Transurban Group (2) (171,837) (1,567,816)
Treasury Wine Estates Ltd. (2) (4,582,761) (21,428,931)
Vicinity Ltd., REIT (2) (75,133) (125,173)
Washington H Soul Pattinson & Co.
Ltd. (2) (216,632) (5,515,610)
Woodside Energy Group Ltd. (2) (2,965,140) (44,776,484)
Woolworths Group Ltd. (2) (1,367,173) (24,127,975)
(316,710,773)
Austria - ( 0 .1 ) %
Mondi plc (2) (514,572) (7,117,607)
Belgium - ( 0 .5 ) %
D'ieteren Group (2) (33,557) (6,298,581)
Elia Group SA/NV (2) (22,012) (2,543,069)
Groupe Bruxelles Lambert NV (2) (28,017) (2,511,701)
Lotus Bakeries NV (2) (735) (6,935,230)
UCB SA (2) (38,155) (10,650,394)
Umicore SA (2) (69,452) (1,240,144)
(30,179,119)
Canada - ( 5 .0 ) %
Agnico Eagle Mines Ltd. (11,864) (1,998,219)
Air Canada (851,835) (10,748,166)
Algonquin Power & Utilities Corp. (2,031,709) (10,919,870)
Alimentation Couche-Tard, Inc. (27,099) (1,445,786)
BCE, Inc. (410,978) (9,603,366)
Bombardier, Inc., Class B (30,473) (4,270,424)
Brookfield Asset Management Ltd.,
Class A (58,784) (3,345,328)
Brookfield Corp., Class A (259,855) (17,829,672)
Brookfield Infrastructure Corp.,
Class A (1,885) (77,421)
Brookfield Renewable Corp. (49,681) (1,710,294)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (5.0)% (continued)
CAE, Inc. (275,119) (8,146,622)
Cameco Corp. (202,618) (17,004,945)
Canadian Pacific Kansas City Ltd. (65,209) (4,856,588)
Canadian Tire Corp. Ltd., Class A (94,868) (11,293,225)
Capital Power Corp. (324,094) (15,218,469)
Capstone Copper Corp. (700,642) (5,950,699)
CGI, Inc. (27,447) (2,444,730)
Element Fleet Management Corp. (128,280) (3,321,988)
Emera, Inc. (12) (576)
Enbridge, Inc. (522,044) (26,336,645)
Fortis, Inc. (146,788) (7,445,401)
Gildan Activewear, Inc. (177,473) (10,252,805)
IGM Financial, Inc. (25) (910)
Keyera Corp. (258,645) (8,677,254)
Northland Power, Inc. (88,093) (1,474,863)
Nutrien Ltd. (35,824) (2,103,827)
Open Text Corp. (255,450) (9,548,401)
RB Global, Inc. (69,406) (7,517,612)
Restaurant Brands International, Inc. (379,922) (24,372,664)
Rogers Communications, Inc., Class
B (821,546) (28,282,151)
Saputo, Inc. (177) (4,299)
TC Energy Corp. (486,260) (26,439,099)
Thomson Reuters Corp. (62,698) (9,735,602)
TMX Group Ltd. (4) (153)
West Fraser Timber Co. Ltd. (28,379) (1,929,250)
Whitecap Resources, Inc. (1,571,792) (11,994,274)
WSP Global, Inc. (39,095) (7,683,037)
(313,984,635)
Chile - ( 0 .9 ) %
Antofagasta plc (2) (666,243) (24,777,526)
Lundin Mining Corp. (2,108,052) (31,445,829)
(56,223,355)
Congo, the Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (423,539) (4,491,942)
Denmark - ( 2 .4 ) %
Ambu A/S, Class B (2) (111,799) (1,644,782)
Carlsberg A/S, Class B (2) (176,830) (20,582,650)
Coloplast A/S, Class B (2) (140,770) (12,132,982)
DSV A/S (2) (167,978) (33,557,085)
Novo Nordisk A/S, Class B (2) (619,017) (34,467,899)
Novonesis Novozymes, Class B (2) (441,449) (27,168,553)
Orsted A/S (2)(b) (218,504) (3,800,787)
Tryg A/S (2) (530,033) (13,457,123)
Zealand Pharma A/S (2) (68,566) (5,056,405)
(151,868,266)
Finland - ( 0 .9 ) %
Kesko OYJ, Class B (2) (33,823) (719,818)
Metso OYJ (2) (962,073) (13,261,496)
Neste OYJ (2) (217,067) (3,988,336)
Nokia OYJ (2) (4,506,836) (21,672,469)
Orion OYJ, Class B (2) (119,252) (9,155,386)
Stora Enso OYJ, Class R (2) (393,488) (4,330,302)
Valmet OYJ (2) (66,420) (2,212,958)
(55,340,765)
INVESTMENTS SHARES VALUE ($)
France - ( 8 .1 ) %
Accor SA (2) (193,099) (9,174,210)
Aeroports de Paris SA (2) (74,379) (9,853,692)
Air Liquide SA (2) (57,697) (12,021,552)
Airbus SE (2) (131,517) (30,712,637)
Alstom SA (2) (517,827) (13,549,683)
Arkema SA (2) (93,085) (5,902,337)
AXA SA (2) (1,010,502) (48,458,637)
BioMerieux (2) (135,406) (18,173,987)
Bollore SE (2) (630,741) (3,577,017)
Bureau Veritas SA (2) (592,944) (18,597,899)
Capgemini SE (2) (171,684) (25,044,814)
Cie de Saint-Gobain SA (2) (553,247) (59,945,179)
Cie Generale des Etablissements
Michelin SCA (2) (909,244) (32,745,269)
Dassault Systemes SE (2) (140,599) (4,729,894)
Edenred SE (2) (346,200) (8,244,653)
EssilorLuxottica SA (2) (212,112) (69,096,292)
Getlink SE (2) (239,108) (4,409,021)
Kering SA (2) (26,949) (9,030,539)
L'Oreal SA (2) (56,428) (24,517,239)
Pernod Ricard SA (2) (249,686) (24,581,740)
Publicis Groupe SA (2) (269,852) (25,968,748)
Remy Cointreau SA (2) (52,398) (2,841,395)
Rexel SA (2) (208,278) (6,857,186)
Sartorius Stedim Biotech (2) (50,643) (10,320,698)
SEB SA (2) (18,600) (1,373,401)
Sodexo SA (2) (72,404) (4,568,275)
Technip Energies NV (2) (115,459) (5,448,934)
Teleperformance SE (2) (121,230) (9,055,081)
Veolia Environnement SA (2) (114,559) (3,906,691)
(502,706,700)
Germany - ( 3 .5 ) %
Aurubis AG (2) (2) (251)
BASF SE (2) (249,990) (12,490,563)
Beiersdorf AG (2) (96,609) (10,108,782)
Brenntag SE (2) (96,507) (5,782,952)
Carl Zeiss Meditec AG (2) (48,691) (2,428,993)
CTS Eventim AG & Co. KGaA (2) (72,981) (7,164,872)
Deutsche Bank AG (Registered) (2) (112,537) (3,985,587)
Deutsche Post AG (2) (606,912) (27,121,285)
Deutsche Telekom AG (Registered)
(2) (731,023) (24,905,565)
Fraport AG Frankfurt Airport
Services Worldwide (2) (30,078) (2,603,012)
Fresenius SE & Co. KGaA (2) (7,672) (428,754)
Hannover Rueck SE (2) (27,882) (8,413,640)
Heidelberg Materials AG (2) (76,203) (17,225,362)
HUGO BOSS AG (2) (39,822) (1,898,875)
Infineon Technologies AG (2) (396,263) (15,545,465)
KION Group AG (2) (206,736) (14,026,119)
Merck KGaA (2) (137,645) (17,858,710)
MTU Aero Engines AG (2) (31,823) (14,681,143)
Nemetschek SE (2) (5,314) (693,485)
SAP SE (2) (56,325) (15,081,989)
Siemens Energy AG (2) (2,660) (312,760)
Siemens Healthineers AG (2)(b) (104,134) (5,640,543)
Symrise AG, Class A (2) (110,271) (9,590,300)
TeamViewer SE (2)(b) (39,691) (405,295)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (3.5)% (continued)
Wacker Chemie AG (2) (33,520) (2,537,206)
(220,931,508)
Hong Kong - ( 0 .2 ) %
Futu Holdings Ltd., ADR (76,733) (13,344,636)
Ireland - ( 0 .3 ) %
Aptiv plc (187,346) (16,152,972)
Italy - ( 2 .9 ) %
BPER Banca SpA (2) (6,775,583) (75,359,100)
Brunello Cucinelli SpA (2) (53,796) (5,893,523)
Coca-Cola HBC AG (2) (115,519) (5,450,027)
Davide Campari-Milano NV (2) (277,147) (1,752,553)
ERG SpA (2) (80,468) (1,986,880)
Ferrari NV (2) (79,794) (38,677,818)
Infrastrutture Wireless Italiane SpA
(2)(b) (40,958) (481,315)
Interpump Group SpA (2) (41,242) (1,895,798)
Moncler SpA (2) (274,298) (16,143,353)
Prysmian SpA (2) (64,292) (6,398,436)
Recordati Industria Chimica e
Farmaceutica SpA (2) (109,384) (6,676,252)
Terna - Rete Elettrica Nazionale (2) (1,695,278) (17,204,510)
(177,919,565)
Japan - ( 26 .1 ) %
Aeon Co. Ltd. (2) (224,000) (2,718,969)
Azbil Corp. (2) (484,800) (4,596,691)
Bridgestone Corp. (2) (163,700) (7,565,914)
Capcom Co. Ltd. (2) (393,500) (10,683,923)
Chiba Bank Ltd. (The) (2) (2,884,200) (30,233,504)
Chugai Pharmaceutical Co. Ltd. (2) (1,079,100) (47,841,369)
CyberAgent, Inc. (2) (316,300) (3,796,763)
Daifuku Co. Ltd. (2) (971,900) (31,104,660)
Daikin Industries Ltd. (2) (67,600) (7,791,719)
Daiwa Securities Group, Inc. (2) (1,938,000) (15,748,342)
Denso Corp. (2) (492,500) (7,087,905)
Dentsu Group, Inc. (2) (240,300) (5,245,550)
East Japan Railway Co. (2) (96,700) (2,365,169)
Ebara Corp. (2) (1,121,000) (25,552,691)
Eisai Co. Ltd. (2) (597,900) (20,198,739)
Fast Retailing Co. Ltd. (2) (12,800) (3,887,511)
Fuji Electric Co. Ltd. (2) (230,700) (15,464,684)
FUJIFILM Holdings Corp. (2) (804,500) (20,006,547)
Fujikura Ltd. (2) (14,200) (1,389,000)
Hoshizaki Corp. (2) (318,300) (11,943,673)
Idemitsu Kosan Co. Ltd. (2) (1,271,500) (8,699,084)
Isuzu Motors Ltd. (2) (973,600) (12,270,640)
Japan Post Insurance Co. Ltd. (2) (203,200) (5,758,900)
JFE Holdings, Inc. (2) (1,676,600) (20,573,772)
Kajima Corp. (2) (122,500) (3,570,243)
Kawasaki Kisen Kaisha Ltd. (2) (1,489,200) (21,174,752)
KDDI Corp. (2) (1,924,200) (30,688,158)
Keisei Electric Railway Co. Ltd. (2) (881,700) (8,178,315)
Keyence Corp. (2) (87,100) (32,450,055)
Kikkoman Corp. (2) (1,052,200) (8,910,578)
Kinden Corp. (2) (38,900) (1,330,189)
Konami Group Corp. (2) (172,300) (24,856,335)
Kubota Corp. (2) (559,500) (7,029,786)
Kyocera Corp. (2) (1,005,100) (13,502,208)
INVESTMENTS SHARES VALUE ($)
Japan - (26.1)% (continued)
Lasertec Corp. (2) (245,200) (33,544,591)
M3, Inc. (2) (3,127,500) (50,628,943)
Makita Corp. (2) (161,700) (5,240,925)
Mitsubishi HC Capital, Inc. (2) (474,100) (3,916,393)
Mitsubishi Heavy Industries Ltd. (2) (2,103,500) (55,046,720)
Mitsubishi Motors Corp. (2) (4,941,900) (13,376,157)
Mitsubishi UFJ Financial Group,
Inc. (2) (173,000) (2,790,728)
Mitsui & Co. Ltd. (2) (357,600) (8,879,642)
Mitsui OSK Lines Ltd. (2) (829,900) (25,195,356)
MonotaRO Co. Ltd. (2) (438,200) (6,362,119)
Murata Manufacturing Co. Ltd. (2) (385,800) (7,324,049)
NIDEC Corp. (2) (186,400) (3,313,236)
Nintendo Co. Ltd. (2) (321,000) (27,772,680)
Nippon Paint Holdings Co. Ltd. (2) (2,141,000) (14,606,690)
Nippon Sanso Holdings Corp. (2) (1,035,500) (36,672,988)
Nissan Chemical Corp. (2) (276,700) (10,023,102)
Nissan Motor Co. Ltd. (2) (10,488,900) (25,508,778)
Nissin Foods Holdings Co. Ltd. (2) (1,247,700) (23,501,234)
Nitori Holdings Co. Ltd. (2) (1,080,000) (20,882,150)
Nitto Denko Corp. (2) (1,300,900) (30,837,499)
Nomura Research Institute Ltd. (2) (372,700) (14,308,717)
Olympus Corp. (2) (1,374,400) (17,376,566)
Omron Corp. (2) (719,900) (19,759,414)
Ono Pharmaceutical Co. Ltd. (2) (611,800) (7,085,154)
Oriental Land Co. Ltd. (2) (1,696,300) (40,835,163)
Osaka Gas Co. Ltd. (2) (767,900) (22,241,201)
Otsuka Holdings Co. Ltd. (2) (96,000) (5,119,753)
Pan Pacific International Holdings
Corp. (2) (3,715,500) (24,462,640)
Rakuten Bank Ltd. (2) (26,000) (1,451,305)
Rakuten Group, Inc. (2) (4,824,900) (31,287,856)
Resonac Holdings Corp. (2) (59,900) (2,028,591)
Ricoh Co. Ltd. (2) (726,400) (6,394,597)
Rohm Co. Ltd. (2) (677,500) (10,114,376)
Ryohin Keikaku Co. Ltd. (2) (277,400) (5,519,473)
Sanrio Co. Ltd. (2) (599,100) (28,121,799)
SCREEN Holdings Co. Ltd. (2) (196,900) (17,841,542)
SCSK Corp. (2) (465,900) (13,945,875)
Secom Co. Ltd. (2) (442,200) (16,223,168)
Sekisui House Ltd. (2) (912,100) (20,743,514)
Seven & i Holdings Co. Ltd. (2) (561,900) (7,539,810)
SG Holdings Co. Ltd. (2) (1,843,300) (19,040,147)
Shimadzu Corp. (2) (783,400) (19,755,397)
Shimano, Inc. (2) (102,900) (11,499,956)
Shiseido Co. Ltd. (2) (1,545,900) (26,389,081)
SMC Corp. (2) (24,000) (7,418,213)
SoftBank Group Corp. (2) (103,900) (13,110,159)
Sompo Holdings, Inc. (2) (507,600) (15,692,738)
Sumitomo Forestry Co. Ltd. (2) (450,000) (5,369,046)
Sumitomo Metal Mining Co. Ltd. (2) (656,600) (21,139,226)
Sumitomo Mitsui Financial Group,
Inc. (2) (701,400) (19,732,398)
Suzuki Motor Corp. (2) (2,302,900) (33,527,655)
Sysmex Corp. (2) (250,600) (3,098,009)
T&D Holdings, Inc. (2) (265,400) (6,487,366)
Taisei Corp. (2) (247,000) (16,973,174)
TIS, Inc. (2) (107,100) (3,532,710)
Toei Animation Co. Ltd. (2) (187,200) (3,864,094)
Toho Co. Ltd. (2) (366,700) (23,572,545)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (26.1)% (continued)
Toyota Industries Corp. (2) (740,600) (83,294,162)
Unicharm Corp. (1,772,600) (11,499,695)
West Japan Railway Co. (2) (140,000) (3,069,910)
Yakult Honsha Co. Ltd. (2) (974,200) (15,886,053)
Yamaha Motor Co. Ltd. (2) (5,802,100) (43,441,848)
Yaskawa Electric Corp. (2) (735,700) (15,660,986)
Zensho Holdings Co. Ltd. (2) (81,800) (5,343,780)
ZOZO, Inc. (2) (500,800) (4,601,678)
(1,625,040,858)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (13,586) (2,338,558)
Luxembourg - ( 0 .4 ) %
ArcelorMittal SA (2) (427,381) (15,418,161)
Eurofins Scientific SE (2) (132,625) (9,671,862)
(25,090,023)
Netherlands - ( 2 .0 ) %
Aegon Ltd. (2) (2,403,717) (19,378,769)
Akzo Nobel NV (2) (87,413) (6,238,466)
Arcadis NV (2) (50,502) (2,550,045)
BE Semiconductor Industries NV (2) (40,417) (6,051,661)
Euronext NV (2)(b) (22,119) (3,311,467)
EXOR NV (2) (57,948) (5,671,702)
Heineken Holding NV (2) (69,999) (4,806,350)
IMCD NV (2) (43,480) (4,506,591)
Koninklijke Philips NV (2) (253,689) (6,949,573)
NXP Semiconductors NV (91,315) (20,795,165)
Randstad NV (2) (78,930) (3,365,516)
SBM Offshore NV (2) (123,708) (3,165,820)
Universal Music Group NV (2) (1,300,562) (37,582,941)
(124,374,066)
Norway - ( 0 .5 ) %
Aker BP ASA (2) (60,295) (1,530,247)
Mowi ASA (2) (374,619) (7,925,297)
Orkla ASA (2) (1,176,077) (12,295,683)
Salmar ASA (2) (92,790) (4,961,802)
Vend Marketplaces ASA, Class A (2) (70,768) (2,523,126)
(29,236,155)
Poland - ( 0 .1 ) %
InPost SA (2) (305,868) (3,765,738)
Portugal - ( 0 .5 ) %
Galp Energia SGPS SA (2) (891,066) (16,885,477)
Jeronimo Martins SGPS SA (2) (502,898) (12,243,160)
(29,128,637)
Singapore - ( 0 .6 ) %
CapitaLand Ascendas, REIT (2) (200) (433)
CapitaLand Integrated Commercial
Trust, REIT (2) (903,400) (1,604,389)
CapitaLand Investment Ltd. (2) (2,504,400) (5,230,318)
DBS Group Holdings Ltd. (2) (379,800) (15,062,035)
Genting Singapore Ltd. (2) (4,193,100) (2,390,484)
Singapore Exchange Ltd. (2) (213,700) (2,743,350)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.6)% (continued)
Singapore Technologies Engineering
Ltd. (2) (1,566,100) (10,457,685)
(37,488,694)
South Africa - ( 0 .4 ) %
Anglo American plc (2) (713,415) (26,900,978)
Spain - ( 1 .8 ) %
Amadeus IT Group SA (2) (368,503) (29,292,215)
Banco Bilbao Vizcaya Argentaria
SA (2) (540,244) (10,410,304)
CaixaBank SA (2) (1,581,348) (16,702,064)
Cellnex Telecom SA (2)(b) (133,034) (4,607,954)
Iberdrola SA (2) (791,901) (14,990,160)
Industria de Diseno Textil SA (2) (340,769) (18,859,464)
Redeia Corp. SA (2) (527,942) (10,193,338)
Telefonica SA (2) (1,528,051) (7,863,660)
(112,919,159)
Sweden - ( 3 .4 ) %
AAK AB (2) (111,789) (2,909,070)
AddTech AB, Class B (2) (153,145) (4,981,845)
Assa Abloy AB, Class B (2) (46,290) (1,611,257)
Atlas Copco AB, Class A (2) (2,410,487) (40,877,000)
Atlas Copco AB, Class B (2) (126,889) (1,909,357)
Axfood AB (2) (24,712) (767,473)
Beijer Ref AB, Class B (2) (101,239) (1,582,540)
Boliden AB (2) (207,584) (8,473,240)
Epiroc AB, Class A (2) (804,398) (17,029,166)
Epiroc AB, Class B (2) (37,806) (715,232)
EQT AB (2) (233,083) (8,083,655)
H & M Hennes & Mauritz AB, Class
B (2) (2,043,163) (38,194,293)
Hexagon AB, Class B (2) (2,879,814) (34,365,263)
Holmen AB, Class B (2) (89,627) (3,405,292)
Indutrade AB (2) (148,698) (3,421,172)
Investor AB, Class B (2) (442,537) (13,853,328)
Lifco AB, Class B (2) (236,102) (7,994,341)
Nibe Industrier AB, Class B (2) (1,608,926) (6,359,228)
Securitas AB, Class B (2) (51,996) (783,740)
Skandinaviska Enskilda Banken AB,
Class A (2) (411,802) (8,074,429)
SKF AB, Class B (2) (53,178) (1,322,601)
Svenska Cellulosa AB SCA, Class
B (2) (245,876) (3,254,539)
(209,968,061)
Switzerland - ( 5 .2 ) %
Bachem Holding AG, Class B (2) (111,415) (8,293,177)
Banque Cantonale Vaudoise
(Registered) (2) (9,033) (1,070,389)
Barry Callebaut AG (Registered) (2) (32,333) (44,529,435)
Chocoladefabriken Lindt & Spruengli
AG (Registered) (2) (2) (300,942)
Cie Financiere Richemont SA
(Registered) (2) (248,062) (47,619,571)
Clariant AG (Registered) (2) (211,912) (1,971,504)
EMS-Chemie Holding AG
(Registered) (2) (7,235) (5,140,254)
Galenica AG (2)(b) (2,177) (236,985)
Georg Fischer AG (Registered) (2) (158,354) (12,444,507)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.2)% (continued)
Helvetia Holding AG (Registered) (2) (10,821) (2,659,155)
Julius Baer Group Ltd. (2) (269,720) (18,781,269)
Lonza Group AG (Registered) (2) (6,681) (4,467,173)
Partners Group Holding AG (2) (23,648) (30,941,297)
Sandoz Group AG (2) (22,426) (1,337,547)
Schindler Holding AG (2) (30,185) (11,478,640)
SIG Group AG (2) (820,859) (8,512,942)
Sonova Holding AG (Registered) (2) (18,192) (4,990,182)
Straumann Holding AG (Registered)
(2) (119,777) (12,840,770)
Swatch Group AG (The) (2) (59,917) (11,324,186)
Swiss Life Holding AG (Registered)
(2) (10,597) (11,440,643)
Swisscom AG (Registered) (2) (58,583) (42,581,072)
Tecan Group AG (Registered) (2) (20,168) (3,653,042)
Temenos AG (Registered) (2) (62,535) (5,079,047)
VAT Group AG (2)(b) (79,485) (31,727,829)
Ypsomed Holding AG (Registered)
(2) (4,030) (1,598,741)
(325,020,299)
United Kingdom - ( 5 .9 ) %
Ashtead Group plc (2) (119,759) (8,031,206)
Associated British Foods plc (2) (527,947) (14,587,876)
Barratt Redrow plc (2) (2,045,048) (10,759,333)
Berkeley Group Holdings plc (2) (96,667) (4,996,235)
BT Group plc (2) (3,579,362) (9,208,616)
Bunzl plc (2) (245,251) (7,751,700)
Convatec Group plc (2)(b) (1,780,235) (5,558,347)
Croda International plc (2) (64,243) (2,341,709)
DCC plc (2) (39,786) (2,561,102)
Diageo plc (2) (532,425) (12,739,699)
Diploma plc (2) (9,878) (707,030)
Halma plc (2) (271,621) (12,644,167)
Harbour Energy plc (2) (1,041,510) (2,918,303)
Hikma Pharmaceuticals plc (2) (240,105) (5,511,858)
HSBC Holdings plc (2) (1,158,640) (16,352,026)
Inchcape plc (2) (139,031) (1,295,362)
Informa plc (2) (851,375) (10,545,384)
J Sainsbury plc (2) (2,589,885) (11,644,705)
JD Sports Fashion plc (2) (4,825,292) (6,211,835)
Legal & General Group plc (2) (5,536,629) (17,783,183)
London Stock Exchange Group plc
(2) (48,598) (5,573,370)
Man Group plc (2) (53) (127)
Melrose Industries plc (2) (290,725) (2,393,503)
National Grid plc (2) (4,116,647) (59,150,745)
RELX plc (2) (168,638) (8,057,328)
Rentokil Initial plc (2) (787,616) (3,989,864)
RS GROUP plc (2) (285,719) (2,190,141)
Sage Group plc (The) (2) (136,582) (2,026,126)
Schroders plc (2) (848,723) (4,306,875)
Segro plc, REIT (2) (70) (619)
Severn Trent plc (2) (354,200) (12,349,739)
Smith & Nephew plc (2) (1,118,955) (20,294,879)
Spirax Group plc (2) (78,531) (7,231,442)
SSE plc (2) (693,333) (16,262,615)
St James's Place plc (2) (533,647) (9,133,636)
Standard Chartered plc (2) (1,101,047) (21,368,642)
Unilever plc (2) (158,078) (9,343,777)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (5.9)% (continued)
Whitbread plc (2) (162,297) (7,041,449)
Wise plc, Class A (2) (579,998) (8,085,354)
WPP plc (2) (740,474) (3,691,050)
(366,640,957)
United States - ( 114 .6 ) %
A O Smith Corp. (39,647) (2,910,486)
AAON, Inc. (161,729) (15,111,958)
Abbott Laboratories (327,857) (43,913,167)
Acadia Healthcare Co., Inc. (319,800) (7,918,248)
Advanced Drainage Systems, Inc. (42,691) (5,921,242)
AECOM (243,479) (31,766,705)
AES Corp. (The) (192,725) (2,536,261)
Air Products and Chemicals, Inc. (184,764) (50,388,838)
Alaska Air Group, Inc. (167,740) (8,350,097)
Albertsons Cos., Inc., Class A (1,025,027) (17,948,223)
Alcoa Corp. (280,553) (9,227,388)
Alcon AG (2) (135,776) (10,212,372)
ALLETE, Inc. (75,631) (5,021,898)
Alliant Energy Corp. (398,939) (26,892,478)
Allstate Corp. (The) (6,495) (1,394,152)
Alphabet, Inc., Class A (5,246) (1,275,303)
Alphabet, Inc., Class C (52,348) (12,749,355)
Altria Group, Inc. (371,158) (24,518,697)
Amazon.com, Inc. (62,119) (13,639,469)
Amentum Holdings, Inc. (83,267) (1,994,245)
Ameren Corp. (83,049) (8,668,655)
American Airlines Group, Inc. (2,884,206) (32,418,475)
American Express Co. (182,632) (60,663,045)
American Financial Group, Inc. (42,046) (6,126,943)
American Homes 4 Rent, Class A,
REIT (53,956) (1,794,037)
American Water Works Co., Inc. (23,682) (3,296,298)
Americold Realty Trust, Inc., REIT (524,473) (6,419,550)
Amgen, Inc. (33,060) (9,329,532)
APA Corp. (187,921) (4,562,722)
API Group Corp. (359,928) (12,370,725)
Apollo Global Management, Inc. (271,142) (36,135,094)
Appfolio, Inc., Class A (69,482) (19,153,408)
Apple, Inc. (112,485) (28,642,056)
Applied Materials, Inc. (73,522) (15,052,894)
AppLovin Corp., Class A (26,200) (18,825,748)
Arch Capital Group Ltd. (76,411) (6,932,770)
Archer-Daniels-Midland Co. (21,768) (1,300,420)
Arthur J Gallagher & Co. (216,498) (67,058,090)
ASGN, Inc. (36,952) (1,749,677)
Associated Banc-Corp. (31,982) (822,257)
Assurant, Inc. (104,206) (22,571,020)
AT&T, Inc. (1,584,110) (44,735,266)
ATI, Inc. (34,955) (2,843,240)
Atmos Energy Corp. (151,901) (25,937,096)
Automatic Data Processing, Inc. (34,302) (10,067,637)
AvalonBay Communities, Inc., REIT (135,414) (26,157,922)
Avantor, Inc. (705,949) (8,810,244)
Avery Dennison Corp. (53,623) (8,696,042)
Avient Corp. (106,218) (3,499,883)
Avis Budget Group, Inc. (8,612) (1,382,872)
Axon Enterprise, Inc. (18,204) (13,063,919)
Baker Hughes Co., Class A (247,980) (12,081,586)
Baxter International, Inc. (637,780) (14,522,251)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Belden, Inc. (20,188) (2,428,011)
Bentley Systems, Inc., Class B (217,835) (11,214,146)
BILL Holdings, Inc. (473,396) (25,075,786)
Bio-Rad Laboratories, Inc., Class A (8,462) (2,372,660)
Bio-Techne Corp. (288,720) (16,061,494)
BJ's Wholesale Club Holdings, Inc. (245,800) (22,920,850)
Blackstone, Inc. (110,108) (18,811,952)
Block, Inc., Class A (64,542) (4,664,450)
Blue Owl Capital, Inc., Class A (546,452) (9,251,432)
BOK Financial Corp. (40,913) (4,559,345)
Brixmor Property Group, Inc., REIT (315,979) (8,746,299)
Broadcom, Inc. (46,020) (15,182,458)
Brown-Forman Corp., Class B (439,676) (11,906,426)
BRP, Inc. (111,796) (6,797,570)
Bruker Corp. (453,727) (14,741,590)
Brunswick Corp. (65,941) (4,170,109)
Builders FirstSource, Inc. (186,425) (22,604,031)
Bunge Global SA (49,569) (4,027,481)
Burlington Stores, Inc. (22,352) (5,688,584)
BWX Technologies, Inc. (94,863) (17,489,891)
BXP, Inc., REIT (121,853) (9,058,552)
Cabot Corp. (24,473) (1,861,172)
Cadence Bank (517,773) (19,437,198)
Campbell's Co. (The) (485,009) (15,316,584)
Cardinal Health, Inc. (61,102) (9,590,570)
Carlisle Cos., Inc. (7,273) (2,392,526)
Carnival Corp. (823,387) (23,804,118)
Carnival plc (2) (7,595) (201,880)
Carvana Co., Class A (16,177) (6,102,611)
Casey's General Stores, Inc. (33,017) (18,665,170)
Cava Group, Inc. (56,792) (3,430,805)
Cboe Global Markets, Inc. (13,306) (3,263,297)
CBRE Group, Inc., Class A (56,043) (8,830,135)
CCC Intelligent Solutions Holdings,
Inc. (501,892) (4,572,236)
CDW Corp. (32,870) (5,235,534)
Celanese Corp., Class A (114,377) (4,812,984)
Cencora, Inc. (22,432) (7,010,673)
CenterPoint Energy, Inc. (619,033) (24,018,480)
Certara, Inc. (1,581,158) (19,321,751)
Chevron Corp. (159,086) (24,704,465)
Choice Hotels International, Inc. (270,128) (28,879,384)
Churchill Downs, Inc. (56,701) (5,500,564)
Cigna Group (The) (23,342) (6,728,332)
Cintas Corp. (62,011) (12,728,378)
Cisco Systems, Inc. (61,413) (4,201,877)
Clarivate plc (2,184,795) (8,367,765)
Clearway Energy, Inc., Class C (814,115) (22,998,749)
Cleveland-Cliffs, Inc. (115,745) (1,412,089)
Clorox Co. (The) (62,454) (7,700,578)
CMS Energy Corp. (340,994) (24,981,220)
Coca-Cola Co. (The) (307,846) (20,416,347)
Cognizant Technology Solutions
Corp., Class A (33,651) (2,256,973)
Coherent Corp. (22,251) (2,396,878)
Coinbase Global, Inc., Class A (42,122) (14,215,754)
Colgate-Palmolive Co. (234,333) (18,732,580)
Columbia Sportswear Co. (83,425) (4,363,128)
Comcast Corp., Class A (410,340) (12,892,883)
Comerica, Inc. (572,746) (39,244,556)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Commercial Metals Co. (72,438) (4,149,249)
Conagra Brands, Inc. (159,787) (2,925,700)
ConocoPhillips (247,982) (23,456,617)
Constellation Brands, Inc., Class A (361,073) (48,625,701)
Constellation Energy Corp. (16,188) (5,326,985)
Core & Main, Inc., Class A (106,256) (5,719,760)
Corning, Inc. (256,426) (21,034,625)
Coterra Energy, Inc. (221,428) (5,236,772)
Coty, Inc., Class A (1,525,526) (6,163,125)
Cousins Properties, Inc., REIT (199,619) (5,776,974)
Crane NXT Co. (577,198) (38,712,670)
Credit Acceptance Corp. (19,726) (9,210,661)
CSL Ltd. (2) (186,941) (24,591,391)
CubeSmart, REIT (446,011) (18,134,807)
Cullen/Frost Bankers, Inc. (196,472) (24,906,755)
Cytokinetics, Inc. (339,877) (18,679,640)
Darling Ingredients, Inc. (178,788) (5,519,186)
Datadog, Inc., Class A (122,172) (17,397,293)
DaVita, Inc. (104,059) (13,826,319)
Deckers Outdoor Corp. (73,564) (7,457,183)
Deere & Co. (7,734) (3,536,449)
Delta Air Lines, Inc. (168,404) (9,556,927)
Dexcom, Inc. (36,985) (2,488,721)
Diamondback Energy, Inc. (351,887) (50,355,030)
Digital Realty Trust, Inc., REIT (30,629) (5,295,142)
Dillard's, Inc., Class A (16,696) (10,259,358)
Dollar Tree, Inc. (96,306) (9,088,397)
Domino's Pizza, Inc. (22,600) (9,756,646)
Donaldson Co., Inc. (128,813) (10,543,344)
DoorDash, Inc., Class A (39,754) (10,812,690)
DoubleVerify Holdings, Inc. (61,175) (732,877)
Dow, Inc. (417,732) (9,578,595)
Doximity, Inc., Class A (39,393) (2,881,598)
Dropbox, Inc., Class A (382,134) (11,544,268)
DT Midstream, Inc. (283,281) (32,027,750)
Duke Energy Corp. (109,328) (13,529,340)
Dynatrace, Inc. (93,979) (4,553,283)
EastGroup Properties, Inc., REIT (48,745) (8,250,579)
Eastman Chemical Co. (291,921) (18,405,619)
Eaton Corp. plc (113,472) (42,466,896)
eBay, Inc. (71,933) (6,542,306)
EchoStar Corp., Class A (1,106,199) (84,469,355)
Elanco Animal Health, Inc. (1,012,735) (20,396,483)
Electronic Arts, Inc. (114,293) (23,052,898)
Element Solutions, Inc. (592,130) (14,903,912)
Enphase Energy, Inc. (228,614) (8,090,649)
Ensign Group, Inc. (The) (55,442) (9,578,714)
Entegris, Inc. (381,281) (35,253,241)
Entergy Corp. (242,570) (22,605,098)
Envista Holdings Corp. (372,803) (7,593,997)
EOG Resources, Inc. (316,345) (35,468,601)
EQT Corp. (442,479) (24,084,132)
Equitable Holdings, Inc. (24,444) (1,241,266)
Equity Residential, REIT (68,046) (4,404,618)
Erie Indemnity Co., Class A (72,862) (23,181,774)
Esab Corp. (124,593) (13,922,022)
Essential Utilities, Inc. (99,532) (3,971,327)
Estee Lauder Cos., Inc. (The), Class
A (107,639) (9,485,149)
Etsy, Inc. (339,498) (22,539,272)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Evergy, Inc. (185,596) (14,109,008)
Exelon Corp. (239,169) (10,764,997)
Expeditors International of
Washington, Inc. (29,230) (3,583,306)
Experian plc (2) (107,865) (5,417,754)
Exponent, Inc. (44,396) (3,084,634)
F5, Inc. (22,902) (7,401,697)
FactSet Research Systems, Inc. (31,260) (8,955,677)
Fastenal Co. (821,678) (40,295,089)
Ferrovial SE (2) (925) (53,132)
First Citizens BancShares, Inc.,
Class A (5,907) (10,568,568)
First Financial Bankshares, Inc. (31,422) (1,057,350)
First Horizon Corp. (79,295) (1,792,860)
First Solar, Inc. (36,319) (8,009,429)
FirstEnergy Corp. (412,852) (18,916,879)
Flagstar Financial, Inc. (686,529) (7,929,410)
Flex Ltd. (113,200) (6,562,204)
Floor & Decor Holdings, Inc., Class
A (447,001) (32,943,974)
Flowers Foods, Inc. (134,698) (1,757,809)
FMC Corp. (349,178) (11,742,856)
FNB Corp. (1,217,554) (19,614,795)
Ford Motor Co. (1,362,333) (16,293,503)
Fortive Corp. (87,683) (4,295,590)
Fortune Brands Innovations, Inc. (82,208) (4,389,085)
Fox Corp., Class A (786,199) (49,577,709)
Franklin Resources, Inc. (60,512) (1,399,643)
FTI Consulting, Inc. (61,816) (9,992,556)
Gaming and Leisure Properties, Inc.,
REIT (57,947) (2,700,910)
GATX Corp. (104,113) (18,198,952)
Gen Digital, Inc. (987,765) (28,042,648)
General Mills, Inc. (223,441) (11,265,895)
Gentex Corp. (1,065,056) (30,141,085)
Gilead Sciences, Inc. (86,020) (9,548,220)
Glacier Bancorp, Inc. (343,779) (16,731,724)
Globant SA (427,920) (24,554,050)
Globus Medical, Inc., Class A (329,853) (18,890,681)
Goldman Sachs Group, Inc. (The) (11,036) (8,788,519)
Graco, Inc. (80,198) (6,813,622)
Graphic Packaging Holding Co. (346,613) (6,783,216)
GXO Logistics, Inc. (26,112) (1,381,064)
Haleon plc (2) (7,726,472) (34,770,526)
Halliburton Co. (348,886) (8,582,596)
Hamilton Lane, Inc., Class A (194,602) (26,230,404)
Hartford Insurance Group, Inc. (The) (26,456) (3,528,966)
Hayward Holdings, Inc. (87,852) (1,328,322)
Healthcare Realty Trust, Inc., REIT (789,430) (14,233,423)
Healthpeak Properties, Inc., REIT (1,237,437) (23,696,919)
HEICO Corp. (94,740) (30,583,967)
Henry Schein, Inc. (287,517) (19,082,503)
Hershey Co. (The) (203,896) (38,138,747)
Hewlett Packard Enterprise Co. (755,805) (18,562,571)
Hexcel Corp. (74,914) (4,697,108)
HF Sinclair Corp. (239,678) (12,544,747)
Highwoods Properties, Inc., REIT (332,282) (10,573,213)
Hilton Grand Vacations, Inc. (331,469) (13,858,719)
Hims & Hers Health, Inc. (497,634) (28,225,800)
Hologic, Inc. (20,469) (1,381,453)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Home Depot, Inc. (The) (71,296) (28,888,426)
Honeywell International, Inc. (92,730) (19,519,665)
Hormel Foods Corp. (372,912) (9,225,843)
Houlihan Lokey, Inc., Class A (6,425) (1,319,181)
Howard Hughes Holdings, Inc. (32,339) (2,657,296)
Hubbell, Inc., Class B (56,319) (24,234,629)
Humana, Inc. (28,496) (7,413,804)
Hyatt Hotels Corp., Class A (277,470) (39,381,317)
IAC, Inc. (171,023) (5,826,754)
IDACORP, Inc. (306,609) (40,518,379)
IDEX Corp. (55,009) (8,953,265)
IDEXX Laboratories, Inc. (14,065) (8,985,988)
Illinois Tool Works, Inc. (13,260) (3,457,678)
Independence Realty Trust, Inc.,
REIT (1,001,305) (16,411,389)
Ingersoll Rand, Inc. (480,408) (39,691,309)
Insmed, Inc. (29,802) (4,291,786)
Insperity, Inc. (111,712) (5,496,230)
Inspire Medical Systems, Inc. (26,066) (1,934,097)
Intercontinental Exchange, Inc. (28,042) (4,724,516)
International Paper Co. (613,363) (28,460,043)
Intuitive Surgical, Inc. (6,900) (3,085,887)
Ionis Pharmaceuticals, Inc. (348,311) (22,786,506)
Iridium Communications, Inc. (607,083) (10,599,669)
Jabil, Inc. (43,176) (9,376,532)
Jack Henry & Associates, Inc. (150,462) (22,408,306)
James Hardie Industries plc,
CHESS (2) (394,513) (7,321,920)
Jefferies Financial Group, Inc. (59,612) (3,899,817)
Kenvue, Inc. (1,140,296) (18,507,004)
KeyCorp (314,431) (5,876,715)
Keysight Technologies, Inc. (64,521) (11,286,013)
Kilroy Realty Corp., REIT (631,312) (26,672,932)
Kimberly-Clark Corp. (191,903) (23,861,219)
Kimco Realty Corp., REIT (60,646) (1,325,115)
Kinsale Capital Group, Inc. (17,191) (7,310,645)
Kite Realty Group Trust, REIT (401,738) (8,958,757)
KKR & Co., Inc. (26,164) (3,400,012)
KLA Corp. (8,971) (9,676,121)
Knife River Corp. (159,962) (12,296,279)
Kraft Heinz Co. (The) (197,428) (5,141,025)
Kroger Co. (The) (349,498) (23,559,660)
L3Harris Technologies, Inc. (48,667) (14,863,388)
Lamb Weston Holdings, Inc. (163,608) (9,502,353)
Landstar System, Inc. (22,857) (2,801,354)
Lantheus Holdings, Inc. (211,975) (10,872,198)
Lattice Semiconductor Corp. (94,348) (6,917,595)
Leggett & Platt, Inc. (385,568) (3,423,844)
Lennar Corp., Class A (95,557) (12,044,004)
Liberty Media Corp.-Liberty Live,
Class C (36,864) (3,574,702)
Lincoln National Corp. (533,169) (21,502,706)
Lithia Motors, Inc., Class A (4,018) (1,269,688)
Live Nation Entertainment, Inc. (228,464) (37,331,018)
LPL Financial Holdings, Inc. (82,920) (27,586,655)
Lucid Group, Inc. (288,313) (6,858,966)
Lululemon Athletica, Inc. (110,492) (19,659,842)
M&T Bank Corp. (132,375) (26,159,948)
MACOM Technology Solutions
Holdings, Inc. (46,955) (5,845,428)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Macy's, Inc. (355,892) (6,381,144)
Madison Square Garden Sports
Corp., Class A (6,203) (1,408,081)
Maplebear, Inc. (151,219) (5,558,810)
Marathon Petroleum Corp. (116,961) (22,543,063)
Markel Group, Inc. (1,859) (3,553,218)
Marriott International, Inc., Class A (181,879) (47,368,567)
Marriott Vacations Worldwide Corp. (46,367) (3,086,188)
Martin Marietta Materials, Inc. (9,571) (6,032,410)
Marvell Technology, Inc. (230,732) (19,397,639)
Marzetti Co. (The) (3,478) (600,964)
Masimo Corp. (63,998) (9,442,905)
Mastercard, Inc., Class A (8,236) (4,684,719)
Maximus, Inc. (20,613) (1,883,410)
McDonald's Corp. (14,136) (4,295,789)
MDU Resources Group, Inc. (986,910) (17,576,867)
Meta Platforms, Inc., Class A (53,166) (39,044,047)
Mettler-Toledo International, Inc. (3,266) (4,009,374)
Mid-America Apartment
Communities, Inc., REIT (141,299) (19,743,709)
Middleby Corp. (The) (99,191) (13,185,460)
MKS, Inc. (19,091) (2,362,893)
Moderna, Inc. (211,260) (5,456,846)
Molson Coors Beverage Co., Class
B (219,719) (9,942,285)
Mondelez International, Inc., Class A (538,337) (33,629,912)
Monolithic Power Systems, Inc. (2,837) (2,611,856)
Monster Beverage Corp. (586,876) (39,502,624)
Moody's Corp. (5,926) (2,823,620)
Morgan Stanley (60,327) (9,589,580)
Motorola Solutions, Inc. (63,290) (28,941,884)
MSA Safety, Inc. (53,392) (9,187,161)
MSC Industrial Direct Co., Inc.,
Class A (173,219) (15,960,399)
National Storage Affiliates Trust,
REIT (508,992) (15,381,738)
nCino, Inc. (640,651) (17,368,049)
New Jersey Resources Corp. (180,610) (8,696,372)
NextEra Energy, Inc. (68,428) (5,165,630)
NEXTracker, Inc., Class A (18,935) (1,401,001)
NIKE, Inc., Class B (1,041,683) (72,636,555)
NiSource, Inc. (698,048) (30,225,478)
Nordson Corp. (25,157) (5,709,381)
Northern Trust Corp. (51,432) (6,922,747)
Norwegian Cruise Line Holdings Ltd. (502,197) (12,369,112)
NOV, Inc. (249,803) (3,309,890)
Novanta, Inc. (61,094) (6,118,564)
NRG Energy, Inc. (97,239) (15,747,856)
nVent Electric plc (213,727) (21,082,031)
OGE Energy Corp. (143,411) (6,635,627)
Old Dominion Freight Line, Inc. (35,202) (4,955,738)
Old National Bancorp (479,520) (10,525,464)
Ollie's Bargain Outlet Holdings, Inc. (85,890) (11,028,276)
ONE Gas, Inc. (332,801) (26,936,913)
ONEOK, Inc. (319,349) (23,302,897)
Onto Innovation, Inc. (60,112) (7,767,673)
Option Care Health, Inc. (214,265) (5,947,996)
O'Reilly Automotive, Inc. (27,945) (3,012,750)
Ormat Technologies, Inc. (219,607) (21,137,174)
Parker-Hannifin Corp. (29,619) (22,455,645)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Paychex, Inc. (308,932) (39,160,220)
Paycom Software, Inc. (146,838) (30,562,861)
Penn Entertainment, Inc. (470,912) (9,069,765)
Performance Food Group Co. (442,562) (46,044,150)
Permian Resources Corp., Class A (1,356,221) (17,359,629)
Perrigo Co. plc (318,618) (7,095,623)
Pinnacle West Capital Corp. (89,827) (8,053,889)
Planet Fitness, Inc., Class A (134,521) (13,963,280)
Plug Power, Inc. (645,030) (1,502,920)
Pool Corp. (53,523) (16,595,877)
PotlatchDeltic Corp., REIT (138,282) (5,634,992)
Power Integrations, Inc. (63,763) (2,563,910)
PPL Corp. (373,915) (13,894,681)
Procore Technologies, Inc. (59,582) (4,344,719)
PTC, Inc. (29,602) (6,009,798)
Public Service Enterprise Group,
Inc. (132,420) (11,051,773)
PulteGroup, Inc. (37,708) (4,982,358)
PVH Corp. (151,039) (12,652,537)
QUALCOMM, Inc. (64,322) (10,700,608)
Quanta Services, Inc. (177,131) (73,406,628)
QuantumScape Corp. (420,708) (5,183,123)
Quest Diagnostics, Inc. (151,570) (28,886,211)
QXO, Inc. (2,088,418) (39,805,247)
Rambus, Inc. (102,033) (10,631,839)
Rayonier, Inc., REIT (104,080) (2,762,283)
RBC Bearings, Inc. (17,775) (6,937,405)
Realty Income Corp., REIT (305,476) (18,569,886)
Regal Rexnord Corp. (94,612) (13,571,145)
Regency Centers Corp., REIT (113,902) (8,303,456)
Repligen Corp. (75,894) (10,144,751)
ResMed, Inc. (67,956) (18,601,596)
Revolution Medicines, Inc. (468,939) (21,899,451)
Revvity, Inc. (365,757) (32,058,601)
Rexford Industrial Realty, Inc., REIT (187,894) (7,724,322)
RH (45,072) (9,156,828)
RingCentral, Inc., Class A (388,564) (11,011,904)
Rivian Automotive, Inc., Class A (145,642) (2,138,025)
RLI Corp. (125,222) (8,166,979)
Rockwell Automation, Inc. (20,113) (7,030,097)
Roivant Sciences Ltd. (540,770) (8,181,850)
Rollins, Inc. (231,753) (13,613,171)
Ross Stores, Inc. (124,872) (19,029,244)
Royal Gold, Inc. (131,989) (26,474,354)
RPM International, Inc. (92,650) (10,921,582)
RTX Corp. (253,459) (42,411,294)
Ryan Specialty Holdings, Inc., Class
A (364,735) (20,556,465)
S&P Global, Inc. (53,718) (26,145,088)
Sabra Health Care REIT, Inc., REIT (195,344) (3,641,212)
Saia, Inc. (19,704) (5,898,589)
Sarepta Therapeutics, Inc. (113,496) (2,187,068)
Schneider National, Inc., Class B (126,340) (2,673,354)
Sealed Air Corp. (84,041) (2,970,849)
Sempra (253,056) (22,769,979)
Sensata Technologies Holding plc (566,785) (17,315,282)
SharkNinja, Inc. (11,412) (1,177,148)
Sherwin-Williams Co. (The) (22,617) (7,831,362)
Shift4 Payments, Inc., Class A (555,711) (43,012,031)
Silgan Holdings, Inc. (414,133) (17,811,860)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Simpson Manufacturing Co., Inc. (10,050) (1,682,973)
Sirius XM Holdings, Inc. (136,915) (3,186,697)
Skyworks Solutions, Inc. (193,141) (14,867,994)
SLM Corp. (118,740) (3,286,723)
Snap, Inc., Class A (365,896) (2,821,058)
Snap-on, Inc. (23,987) (8,312,215)
Solventum Corp. (32,601) (2,379,873)
Somnigroup International, Inc. (15,538) (1,310,320)
Sotera Health Co. (103,202) (1,623,367)
Southern Co. (The) (559,483) (53,022,204)
Southwest Airlines Co. (351,953) (11,230,820)
Southwest Gas Holdings, Inc. (336,365) (26,350,834)
Spire, Inc. (207,398) (16,907,085)
STAG Industrial, Inc., REIT (321,579) (11,348,523)
Stanley Black & Decker, Inc. (273,910) (20,359,730)
Starbucks Corp. (885,059) (74,875,990)
Stellantis NV (2) (1,546,451) (14,353,479)
Strategy, Inc., Class A (80,678) (25,995,258)
Stryker Corp. (63,175) (23,353,902)
Summit Therapeutics, Inc. (287,060) (5,930,660)
Sun Communities, Inc., REIT (79,630) (10,272,270)
Super Micro Computer, Inc. (110,335) (5,289,460)
Swiss Re AG (2) (14,625) (2,716,257)
Synopsys, Inc. (40,016) (19,743,494)
Sysco Corp. (186,892) (15,388,687)
T. Rowe Price Group, Inc. (24,160) (2,479,782)
Targa Resources Corp. (120,428) (20,176,507)
Teledyne Technologies, Inc. (8,934) (5,235,681)
Tenaris SA (2) (354,998) (6,360,895)
Terex Corp. (172,795) (8,864,384)
Tetra Tech, Inc. (238,077) (7,947,010)
Texas Instruments, Inc. (14,153) (2,600,331)
Thor Industries, Inc. (168,633) (17,485,556)
Timken Co. (The) (155,435) (11,685,603)
T-Mobile US, Inc. (56,351) (13,489,302)
Toast, Inc., Class A (56,559) (2,064,969)
TopBuild Corp. (65,335) (25,536,838)
TPG, Inc. (216,615) (12,444,532)
Tractor Supply Co. (246,460) (14,016,180)
TransDigm Group, Inc. (34,690) (45,722,114)
TransUnion (30,922) (2,590,645)
Trimble, Inc. (121,175) (9,893,939)
Twilio, Inc., Class A (282,276) (28,253,005)
Tyler Technologies, Inc. (38,736) (20,265,126)
Uber Technologies, Inc. (49,618) (4,861,075)
Ubiquiti, Inc. (23,079) (15,245,526)
UFP Industries, Inc. (24,124) (2,255,353)
UGI Corp. (338,574) (11,260,971)
U-Haul Holding Co. (35,974) (1,831,077)
Ulta Beauty, Inc. (66,976) (36,619,128)
Ultragenyx Pharmaceutical, Inc. (160,077) (4,815,116)
UMB Financial Corp. (169,160) (20,020,086)
Under Armour, Inc., Class A (1,291,445) (6,444,311)
United Bankshares, Inc. (46,414) (1,727,065)
United Rentals, Inc. (41,107) (39,243,209)
Unity Software, Inc. (29,363) (1,175,695)
Universal Display Corp. (57,222) (8,218,796)
US Bancorp (217,533) (10,513,370)
Vail Resorts, Inc. (275,935) (41,271,598)
Valaris Ltd. (196,833) (9,599,545)
INVESTMENTS SHARES VALUE ($)
United States - (114.6)% (continued)
Valero Energy Corp. (61,332) (10,442,386)
Valley National Bancorp (1,996,057) (21,158,204)
Valmont Industries, Inc. (17,377) (6,737,584)
Valvoline, Inc. (472,898) (16,981,767)
Viatris, Inc. (261,909) (2,592,899)
VICI Properties, Inc., Class A, REIT (222,502) (7,255,790)
Viking Therapeutics, Inc. (914,107) (24,022,732)
Visa, Inc., Class A (106,533) (36,368,236)
Visteon Corp. (48,573) (5,821,960)
Vistra Corp. (208,380) (40,825,810)
Vornado Realty Trust, REIT (244,019) (9,890,090)
Voya Financial, Inc. (43,559) (3,258,213)
Vulcan Materials Co. (54,900) (16,888,338)
W R Berkley Corp. (269,133) (20,620,970)
Walt Disney Co. (The) (89,007) (10,191,302)
Warner Bros Discovery, Inc. (752,099) (14,688,493)
Warner Music Group Corp., Class A (229,007) (7,799,978)
Waste Connections, Inc. (118,453) (20,824,037)
Waste Management, Inc. (106,318) (23,478,204)
Watsco, Inc. (54,842) (22,172,621)
Wayfair, Inc., Class A (223,126) (19,931,846)
WEC Energy Group, Inc. (97,510) (11,173,671)
Wells Fargo & Co. (207,422) (17,386,112)
Western Union Co. (The) (2,574,337) (20,568,953)
Westlake Corp. (265,325) (20,445,945)
WEX, Inc. (98,659) (15,541,752)
Whirlpool Corp. (221,128) (17,380,661)
White Mountains Insurance Group
Ltd. (6,891) (11,518,444)
Willis Towers Watson plc (63,788) (22,035,565)
WillScot Holdings Corp. (547,853) (11,565,177)
Wintrust Financial Corp. (63,064) (8,352,196)
WP Carey, Inc., REIT (121,246) (8,192,592)
WW Grainger, Inc. (37,266) (35,513,007)
Wyndham Hotels & Resorts, Inc. (235,298) (18,800,310)
Wynn Resorts Ltd. (255,223) (32,737,454)
Xcel Energy, Inc. (94,373) (7,611,182)
XPO, Inc. (159,878) (20,667,429)
Xylem, Inc. (28,994) (4,276,615)
YETI Holdings, Inc. (537,207) (17,824,528)
Yum! Brands, Inc. (145,993) (22,190,936)
Zillow Group, Inc., Class C (170,466) (13,134,405)
(7,149,564,252)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (439,878) (9,949,960)
TOTAL COMMON STOCKS
(Proceeds $(12,088,178,222))
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (502,917) (24,382,999)
Henkel AG & Co. KGaA (Preference)
(2) (134,215) (10,829,316)
Sartorius AG (Preference) (2) (45,191) (10,564,600)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $12,120,816,559, which is inclusive of rehypothecated amounts disclosed below. In addition, $1,081,126,602 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $159,458,924 of investments in securities and $(80,153,521) of securities sold short, which represents 2.56% and (1.29)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $92,806,065.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
Germany - (1.1)% (continued)
Volkswagen AG (Preference) (2) (184,055) (19,949,665)
TOTAL PREFERRED STOCKS
(Proceeds $(78,358,925))                                                     (65,726,580)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
United States - ( 0 .0 ) % †
Walgreens Boots Alliance, Inc., CVR
(3)
(Proceeds $–) (435,303) (652,955)
TOTAL SHORT POSITIONS
(Proceeds $(12,166,537,147))
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.2%
(Cost $3,438,981,231) 5,123,446,512
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.8% ‡ 1,107,558,610
NET ASSETS - 100.0% 6,231,005,122
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (294,385,974) ( 4 .7 ) %
Consumer Discretionary (119,418,183) ( 2 .0 )
Consumer Staples (319,907,015) ( 5 .1 )
Energy (159,184,009) ( 2 .5 )
Financials 835,790,617 13 .5
Health Care 354,426,284 5 .7
Industrials 123,035,178 1 .9
Information Technology 381,454,911 6 .1
Materials (157,890,810) ( 2 .6 )
Real Estate (6,238,370) ( 0 .1 )
Utilities (454,315,463) ( 7 .3 )
Investment Companies 1,608,638,712 25 .8
U.S. Treasury Obligations 3,331,440,634 53 .5
Total Investments In Securities
At Value 5,123,446,512 82 .2
Other Assets in Excess of
Liabilities ‡ 1,107,558,610 17 .8
Net Assets
$ 6,231,005,122 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 25.6%
INVESTMENT COMPANIES - 25.6%
Limited Purpose
Cash Investment
Fund,
4.13% (a)
(Cost
$1,596,494,778) $531,744,456 $10,036,039,249 $(8,971,093,498) $(40,899) $200,823 $1,596,850,131 1,597,169,565 $41,469,633 $–
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR 17,933,720 $ 496,546
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 10/30/2025 HKD 5,382,400 16,223
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2025 HKD 25,566,400 58,002
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 CAD 24,676,285 539,686
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 EUR 11,705,880 248,079
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 EUR 13,078,377 12,252
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.32%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 EUR 7,496,033 127,173
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 JPY 5,978,100,244 655,959

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 EUR 8,579,074 $ 939,886
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 EUR 6,356,469 233,100
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 SEK 60,400,482 6,770
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 GBP 14,307,899 155,020
Total unrealized appreciation 3,488,696
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/19/2025 CHF 36,923,300 (57,683)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 AUD 17,347,377 (197)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 SGD 4,950,253 (48,561)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.43%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 CHF 9,921,103 $ (208,151)
Total unrealized depreciation (314,592)
Net unrealized appreciation $ 3,174,104
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 570 10/2025 EUR $ 52,834,011 $ 341,112
Hang Seng Index 56 10/2025 HKD 9,683,126 141,890
IBEX 35 Index 93 10/2025 EUR 16,932,775 266,822
MSCI Singapore Index 234 10/2025 SGD 8,115,035 (14,887)
OMXS30 Index 591 10/2025 SEK 16,729,850 173,169
DAX Index 62 12/2025 EUR 43,694,678 561,108
FTSE 100 Index 593 12/2025 GBP 75,027,230 743,378
FTSE/MIB Index 55 12/2025 EUR 13,719,772 63,435
S&P 500 E-Mini Index 5,655 12/2025 USD 1,905,381,562 25,031,865
S&P/TSX 60 Index 286 12/2025 CAD 72,863,519 1,609,357
SPI 200 Index 192 12/2025 AUD 28,182,068 (79,181)
TOPIX Index 493 12/2025 JPY 104,710,620 757,246
Net unrealized appreciation $ 29,595,314
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 37,974,000 USD 24,702,026 CITI 12/17/2025 $ 448,329
AUD 37,974,000 USD 24,701,976 JPMC 12/17/2025 448,378
CHF 22,094,916 USD 27,882,759 CITI 12/17/2025 130,480
CHF 22,094,916 USD 27,882,703 JPMC 12/17/2025 130,535
DKK 48,573,001 USD 7,632,118 CITI 12/17/2025 47,561
DKK 48,572,999 USD 7,632,102 JPMC 12/17/2025 47,576
EUR 109,120,001 USD 127,948,931 CITI 12/17/2025 736,301
EUR 109,120,000 USD 127,948,674 JPMC 12/17/2025 736,557
HKD 44,942,500 USD 5,778,859 CITI 12/17/2025 5,695
HKD 44,942,500 USD 5,778,847 JPMC 12/17/2025 5,707
ILS 11,779,500 USD 3,529,252 CITI 12/17/2025 27,955
ILS 11,779,500 USD 3,529,245 JPMC 12/17/2025 27,962
JPY 3,877,424,063 USD 26,332,694 CITI 12/17/2025 96,452
JPY 3,877,424,063 USD 26,341,079 JPMC 12/17/2025 88,068
NOK 17,394,000 USD 1,722,123 CITI 12/17/2025 21,217

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 17,394,000 USD 1,722,119 JPMC 12/17/2025 $ 21,221
SEK 104,122,977 USD 11,098,262 CITI 12/17/2025 15,412
SEK 104,122,976 USD 11,098,239 JPMC 12/17/2025 15,434
USD 379,945 GBP 281,500 CITI 12/17/2025 1,320
USD 379,946 GBP 281,500 JPMC 12/17/2025 1,321
USD 444,745 JPY 64,843,750 CITI 12/17/2025 2,760
USD 444,819 JPY 64,843,750 JPMC 12/17/2025 2,833
USD 15,392 SEK 144,198 CITI 12/17/2025 1
USD 15,392 SEK 144,197 JPMC 12/17/2025 1
USD 5,139,564 SGD 6,551,641 CITI 12/17/2025 31,169
USD 5,139,577 SGD 6,551,644 JPMC 12/17/2025 31,179
Total unrealized appreciation 3,121,424
CAD 65,751,205 USD 47,949,088 CITI 12/17/2025 (531,553)
CAD 65,751,205 USD 47,948,992 JPMC 12/17/2025 (531,457)
CHF 3,992,084 USD 5,061,989 CITI 12/17/2025 (589)
CHF 3,992,084 USD 5,061,978 JPMC 12/17/2025 (579)
DKK 73,735,501 USD 11,658,176 CITI 12/17/2025 (158)
DKK 73,735,499 USD 11,658,153 JPMC 12/17/2025 (134)
EUR 38,422,500 USD 45,454,350 CITI 12/17/2025 (142,690)
EUR 38,422,500 USD 45,454,259 JPMC 12/17/2025 (142,600)
GBP 39,872,501 USD 53,830,834 CITI 12/17/2025 (201,201)
GBP 39,872,500 USD 53,830,725 JPMC 12/17/2025 (201,093)
HKD 7,388,500 USD 951,064 CITI 12/17/2025 (89)
HKD 7,388,500 USD 951,062 JPMC 12/17/2025 (87)
JPY 8,207,373,437 USD 56,295,755 CITI 12/17/2025 (352,976)
JPY 8,207,373,438 USD 56,310,086 JPMC 12/17/2025 (367,307)
NZD 661,000 USD 388,876 CITI 12/17/2025 (4,496)
NZD 660,999 USD 388,874 JPMC 12/17/2025 (4,495)
SEK 14,968,024 USD 1,607,802 CITI 12/17/2025 (10,175)
SEK 14,968,024 USD 1,607,799 JPMC 12/17/2025 (10,172)
SGD 9,095,999 USD 7,134,912 CITI 12/17/2025 (42,649)
SGD 9,096,001 USD 7,134,899 JPMC 12/17/2025 (42,635)
USD 11,417,793 AUD 17,575,500 CITI 12/17/2025 (222,542)
USD 11,417,816 AUD 17,575,500 JPMC 12/17/2025 (222,519)
USD 11,221,885 DKK 71,399,280 CITI 12/17/2025 (66,763)
USD 11,221,907 DKK 71,399,277 JPMC 12/17/2025 (66,740)
USD 124,740,182 EUR 106,314,061 CITI 12/17/2025 (636,005)
USD 124,740,430 EUR 106,314,060 JPMC 12/17/2025 (635,755)
USD 7,385,993 HKD 57,434,500 CITI 12/17/2025 (6,407)
USD 7,385,936 HKD 57,434,500 JPMC 12/17/2025 (6,465)
USD 264,312 JPY 38,906,250 CITI 12/17/2025 (880)
USD 264,245 JPY 38,906,251 JPMC 12/17/2025 (946)
USD 148,449 NOK 1,500,000 CITI 12/17/2025 (1,891)
USD 148,449 NOK 1,500,000 JPMC 12/17/2025 (1,891)
USD 3,776 SEK 35,422 CITI 12/17/2025 (5)
USD 3,776 SEK 35,422 JPMC 12/17/2025 (5)
Total unrealized depreciation (4,455,949)
Net unrealized depreciation $ (1,334,525)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

Total return basket swap contracts outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $(5) $– $(5)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
36 months
maturity
08/24/2028
$– $2 $– $2

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 279.6%
COMMON STOCKS - 220.1%
Australia - 6 .4%
ANZ Group Holdings Ltd. (2)(a) 2,386 52,393
Aristocrat Leisure Ltd. (2)(a) 1,136 52,588
Aurizon Holdings Ltd. (2)(a) 803 1,694
BHP Group Ltd. (2)(a) 2,300 64,250
BlueScope Steel Ltd. (2)(a) 984 14,781
CAR Group Ltd. (2)(a) 111 2,700
Computershare Ltd. (2)(a) 1,044 25,083
Dyno Nobel Ltd. (2)(a) 2 4
Evolution Mining Ltd. (2)(a) 5,598 39,906
Fortescue Ltd. (2)(a) 1,116 13,821
Glencore plc (2)(a) 1,227 5,651
Harvey Norman Holdings Ltd. (2)(a) 3,051 14,883
IGO Ltd. (2)*(a) 7,745 26,593
JB Hi-Fi Ltd. (2)(a) 351 26,938
Lynas Rare Earths Ltd. (2)*(a) 3,927 43,629
Medibank Pvt Ltd. (2)(a) 2,975 9,478
Mineral Resources Ltd. (2)*(a) 765 20,866
Northern Star Resources Ltd. (2)(a) 1,176 18,364
Orica Ltd. (2)(a) 1,751 24,454
Pro Medicus Ltd. (2)(a) 217 44,180
Qantas Airways Ltd. (2)(a) 370 2,674
QBE Insurance Group Ltd. (2)(a) 1,471 20,018
REA Group Ltd. (2)(a) 74 11,316
SEEK Ltd. (2)(a) 1,579 29,752
Sonic Healthcare Ltd. (2)(a) 169 2,394
South32 Ltd. (2)(a) 10,080 18,272
Suncorp Group Ltd. (2)(a) 1,159 15,540
Technology One Ltd. (2)(a) 1,157 29,455
Telstra Group Ltd. (2)(a) 14,104 44,965
Wesfarmers Ltd. (2)(a) 450 27,375
Whitehaven Coal Ltd. (2)(a) 134 585
WiseTech Global Ltd. (2)(a) 41 2,451
Worley Ltd. (2)(a) 1,271 11,808
Yancoal Australia Ltd. (2)(a) 3 11
718,872
Belgium - 0 .6%
Ageas SA/NV (2)(a) 263 18,241
Anheuser-Busch InBev SA/NV (2)(a) 269 16,080
Liberty Global Ltd., Class A *(a) 1,720 19,711
Umicore SA (2)(a) 750 13,392
67,424
Brazil - 0 .4%
MercadoLibre, Inc. * 1 2,337
Wheaton Precious Metals Corp. 311 34,803
Yara International ASA (2) 249 9,127
46,267
Canada - 5 .7%
Agnico Eagle Mines Ltd. (a) 47 7,916
Alamos Gold, Inc., Class A (a) 362 12,618
Alimentation Couche-Tard, Inc. (a) 180 9,603
ARC Resources Ltd. (a) 925 16,869
Atco Ltd., Class I (a) 233 8,435
Bank of Nova Scotia (The) (a) 973 62,916
INVESTMENTS SHARES VALUE ($)
Canada - 5.7% (continued)
Brookfield Infrastructure Corp.,
Class A (a) 72 2,957
Canadian National Railway Co. (a) 314 29,611
Canadian Natural Resources Ltd. (a) 681 21,775
CCL Industries, Inc., Class B (a) 70 3,945
Celestica, Inc. *(a) 335 82,437
Cenovus Energy, Inc. (a) 971 16,487
CGI, Inc. (a) 60 5,344
Constellation Software, Inc. (a) 10 27,147
Empire Co. Ltd., Class A (a) 647 23,222
Fairfax Financial Holdings Ltd. (a) 12 20,994
Finning International, Inc. (a) 105 4,878
George Weston Ltd. (a) 474 28,913
iA Financial Corp., Inc. (a) 49 5,571
Intact Financial Corp. (a) 2 389
Loblaw Cos. Ltd. (a) 1,076 41,619
Lundin Gold, Inc. (a) 824 53,388
Magna International, Inc. (a) 71 3,364
Metro, Inc., Class A (a) 236 15,850
Onex Corp. (a) 27 2,396
Pan American Silver Corp. (a) 339 13,137
Parkland Corp. (a) 7 194
Quebecor, Inc., Class B (a) 339 10,674
Saputo, Inc. (a) 78 1,894
Stantec, Inc. (a) 84 9,059
Suncor Energy, Inc. (a) 1,118 46,786
TFI International, Inc. (a) 276 24,290
Toronto-Dominion Bank (The) (a) 102 8,156
Tourmaline Oil Corp. (a) 443 19,105
641,939
China - 0 .6%
Prosus NV (2) 618 43,702
Wilmar International Ltd. (2) 8,200 18,134
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,000 7,849
69,685
Denmark - 2 .7%
Ambu A/S, Class B (2)(a) 25 368
AP Moller - Maersk A/S, Class B (2)
(a) 17 33,418
Danske Bank A/S (2)(a) 2,011 85,900
Genmab A/S (2)*(a) 148 45,665
GN Store Nord A/S (2)*(a) 204 3,456
ISS A/S (2)(a) 1,073 34,000
Jyske Bank A/S (Registered) (2)(a) 172 19,206
Pandora A/S (2)(a) 318 41,578
ROCKWOOL A/S, Class B (2)(a) 190 7,083
Royal Unibrew A/S (2)(a) 101 7,714
Vestas Wind Systems A/S (2)(a) 1,135 21,591
299,979
Finland - 1 .6%
Elisa OYJ (2)(a) 371 19,473
Kone OYJ, Class B (2)(a) 244 16,643
Nordea Bank Abp (2)(a) 3,895 64,126
Sampo OYJ, Class A (2)(a) 1,474 16,947
UPM-Kymmene OYJ (2)(a) 723 19,801

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.6% (continued)
Wartsila OYJ Abp (2)(a) 1,412 42,352
179,342
France - 9 .0%
Air France-KLM (2)*(a) 3,118 42,098
Amundi SA (2)(a)(b) 77 6,120
BNP Paribas SA (2)(a) 954 87,256
Bouygues SA (2)(a) 818 36,895
Carrefour SA (2)(a) 4,450 67,439
Credit Agricole SA (2)(a) 3,095 60,990
Dassault Aviation SA (2)(a) 80 26,950
Eiffage SA (2)(a) 351 44,969
FDJ UNITED (2)(a) 74 2,481
Gaztransport Et Technigaz SA (2)(a) 58 10,771
Hermes International SCA (2)(a) 20 49,181
Ipsen SA (2)(a) 57 7,654
Legrand SA (2)(a) 16 2,659
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 57 35,077
Orange SA (2)(a) 2,696 43,732
Safran SA (2)(a) 240 85,169
SCOR SE (2)(a) 329 11,635
Societe Generale SA (2)(a) 1,637 108,984
Thales SA (2)(a) 290 91,672
TotalEnergies SE (2)(a) 1,255 76,440
Valeo SE (2)(a) 1,953 24,629
Vinci SA (2)(a) 515 71,571
Vivendi SE (2)(a) 2,599 9,176
1,003,548
Germany - 4 .6%
adidas AG (2)(a) 136 28,816
Allianz SE (Registered) (2)(a) 130 54,694
Aumovio SE *(a) 66 2,721
Bayer AG (Registered) (2)(a) 723 24,070
Commerzbank AG (2)(a) 386 14,615
Continental AG (2)(a) 285 18,854
Deutsche Lufthansa AG
(Registered) (2)(a) 5,189 44,040
E.ON SE (2)(a) 1,641 30,909
Fresenius Medical Care AG (2)(a) 917 48,452
GEA Group AG (2)(a) 252 18,631
HUGO BOSS AG (2)(a) 163 7,773
Mercedes-Benz Group AG (2)(a) 1,140 71,854
Nemetschek SE (2)(a) 77 10,049
Rational AG (2)(a) 12 9,170
RENK Group AG (2)(a) 201 20,808
Rheinmetall AG (2)(a) 18 42,105
RWE AG (2)(a) 768 34,160
Scout24 SE (2)(a)(b) 148 18,568
Siemens Healthineers AG (2)(a)(b) 51 2,762
Talanx AG (2)(a) 123 16,399
519,450
Hong Kong - 0 .2%
Techtronic Industries Co. Ltd. (2)(a) 2,000 25,566
Ireland - 0 .3%
Accenture plc, Class A 128 31,565
INVESTMENTS SHARES VALUE ($)
Italy - 4 .6%
Amplifon SpA (2)(a) 727 11,857
Banca Monte dei Paschi di Siena
SpA (2)(a) 6,027 53,629
Banco BPM SpA (2)(a) 1,639 24,599
Eni SpA (2)(a) 970 16,971
Generali (2)(a) 914 35,920
Intesa Sanpaolo SpA (2)(a) 7,797 51,610
Leonardo SpA (2)(a) 1,935 123,815
Nexi SpA (2)(a)(b) 2,474 14,016
Pirelli & C SpA (2)(a)(b) 4,515 30,818
Poste Italiane SpA (2)(a)(b) 2,026 48,160
Reply SpA (2)(a) 91 12,990
Snam SpA (2)(a) 825 4,953
Telecom Italia SpA (2)*(a) 24,412 12,790
UniCredit SpA (2)(a) 953 72,519
514,647
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 8 335
Japan - 30 .1%
ABC-Mart, Inc. (2)(a) 700 13,885
AGC, Inc. (2)(a) 300 9,784
Aisin Corp. (2)(a) 1,800 31,086
Ajinomoto Co., Inc. (2)(a) 1,000 28,669
Allegro MicroSystems, Inc. *(a) 204 5,957
ANA Holdings, Inc. (2)(a) 1,200 23,183
Asahi Kasei Corp. (2)(a) 5,000 39,299
Astellas Pharma, Inc. (2)(a) 6,100 66,490
BayCurrent, Inc. (2)(a) 200 11,753
Brother Industries Ltd. (2)(a) 1,400 23,393
Canon, Inc. (2)(a) 2,800 81,713
Central Japan Railway Co. (2)(a) 800 22,936
Chubu Electric Power Co., Inc. (2)
(a) 2,000 27,776
Concordia Financial Group Ltd. (2)
(a) 5,000 38,280
Dai Nippon Printing Co. Ltd. (2)(a) 1,800 30,609
Dai-ichi Life Holdings, Inc. (2)(a) 5,600 44,051
Daiichi Sankyo Co. Ltd. (2)(a) 4,600 103,501
Denso Corp. (2)(a) 1,100 15,831
Dentsu Group, Inc. (2)(a) 900 19,646
Disco Corp. (2)(a) 100 31,354
ENEOS Holdings, Inc. (2)(a) 6,000 37,999
FANUC Corp. (2)(a) 1,200 34,484
Fujitsu Ltd. (2)(a) 2,600 60,992
Fukuoka Financial Group, Inc. (2)(a) 1,100 32,899
Hirose Electric Co. Ltd. (2)(a) 100 12,440
Hitachi Ltd. (2)(a) 600 15,896
Honda Motor Co. Ltd. (2)(a) 1,700 17,543
Hoya Corp. (2)(a) 100 13,827
Hulic Co. Ltd. (2)(a) 800 8,763
IHI Corp. (2)(a) 4,200 78,222
Iida Group Holdings Co. Ltd. (2)(a) 600 9,569
Inpex Corp. (2)(a) 2,100 37,812
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 3,600 66,392
Japan Airlines Co. Ltd. (2)(a) 600 12,081
Japan Post Bank Co. Ltd. (2)(a) 5,600 68,572
Japan Post Holdings Co. Ltd. (2)(a) 2,000 19,851

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 30.1% (continued)
Japan Tobacco, Inc. (2)(a) 200 6,559
Kajima Corp. (2)(a) 200 5,829
Kansai Electric Power Co., Inc.
(The) (2)(a) 500 7,152
Kao Corp. (2)(a) 2,000 87,162
Keisei Electric Railway Co. Ltd. (2)
(a) 1,300 12,058
Kirin Holdings Co. Ltd. (2)(a) 800 11,721
Kobe Bussan Co. Ltd. (2)(a) 200 5,512
Kobe Steel Ltd. (2)(a) 1,900 22,452
Koito Manufacturing Co. Ltd. (2)(a) 300 4,540
Komatsu Ltd. (2)(a) 1,200 41,805
Kubota Corp. (2)(a) 700 8,795
Kyoto Financial Group, Inc. (2)(a) 1,100 23,309
Kyowa Kirin Co. Ltd. (2)(a) 400 6,253
Kyushu Electric Power Co., Inc. (2)
(a) 500 4,995
LY Corp. (2)(a) 14,900 47,829
Marubeni Corp. (2)(a) 1,700 42,419
MatsukiyoCocokara & Co. (a) 400 8,125
MINEBEA MITSUMI, Inc. (2)(a) 2,800 52,614
MISUMI Group, Inc. (2)(a) 100 1,557
Mitsubishi Chemical Group Corp.
(2)(a) 7,600 43,656
Mitsubishi Corp. (2)(a) 1,400 33,375
Mitsubishi Estate Co. Ltd. (2)(a) 200 4,597
Mitsubishi HC Capital, Inc. (2)(a) 400 3,304
Mitsubishi UFJ Financial Group, Inc.
(2)(a) 1,100 17,745
Mitsui Chemicals, Inc. (2)(a) 1,900 47,490
Mitsui Fudosan Co. Ltd. (2)(a) 300 3,266
Mizuho Financial Group, Inc. (2)(a) 2,300 77,317
Murata Manufacturing Co. Ltd. (2)(a) 400 7,594
Nexon Co. Ltd. (2)(a) 1,900 41,697
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,100 24,975
Nippon Steel Corp. (2)(a) 12,000 49,425
Nippon Yusen KK (2)(a) 1,000 34,125
Nissan Chemical Corp. (2)(a) 600 21,734
Niterra Co. Ltd. (2)(a) 300 11,572
Nomura Holdings, Inc. (2)(a) 2,500 18,322
Obayashi Corp. (2)(a) 200 3,283
Obic Co. Ltd. (2)(a) 600 20,912
Oji Holdings Corp. (2)(a) 2,400 13,132
Ono Pharmaceutical Co. Ltd. (2)(a) 1,400 16,213
Oracle Corp. Japan (2)(a) 100 10,210
ORIX Corp. (2)(a) 1,900 49,867
Panasonic Holdings Corp. (2)(a) 9,000 97,687
Recruit Holdings Co. Ltd. (2)(a) 1,600 86,022
Renesas Electronics Corp. (2)(a) 3,900 44,870
Resona Holdings, Inc. (2)(a) 4,800 48,947
Resonac Holdings Corp. (2)(a) 200 6,773
Sanwa Holdings Corp. (2)(a) 1,400 40,024
Seiko Epson Corp. (2)(a) 2,000 25,585
Sekisui House Ltd. (2)(a) 200 4,549
Seven & i Holdings Co. Ltd. (2)(a) 600 8,051
Shimamura Co. Ltd. (2)(a) 200 13,373
Shimizu Corp. (2)(a) 2,700 37,929
Shin-Etsu Chemical Co. Ltd. (2)(a) 1,800 58,938
Shionogi & Co. Ltd. (2)(a) 800 14,096
INVESTMENTS SHARES VALUE ($)
Japan - 30.1% (continued)
Shizuoka Financial Group, Inc. (2)
(a) 2,100 28,726
SMC Corp. (2) 100 30,909
Sojitz Corp. (2)(a) 1,900 50,250
Sony Financial Group, Inc. * 1,100 1,220
Sony Group Corp. (2)(a) 1,100 31,621
Square Enix Holdings Co. Ltd. (2)(a) 600 12,912
Subaru Corp. (2)(a) 800 16,303
Sumitomo Corp. (2)(a) 900 26,040
Sumitomo Electric Industries Ltd.
(2)(a) 600 17,072
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 600 17,414
Takeda Pharmaceutical Co. Ltd. (2)
(a) 1,900 55,804
TBS Holdings, Inc. (2)(a) 400 15,171
Tokio Marine Holdings, Inc. (2)(a) 200 8,465
Tokyo Century Corp. (2)(a) 900 11,464
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 5,900 27,637
Tokyo Electron Ltd. (2)(a) 600 106,360
Tokyo Gas Co. Ltd. (2)(a) 800 28,447
Tokyu Corp. (2)(a) 1,400 17,074
TOPPAN Holdings, Inc. (2)(a) 900 23,060
Toray Industries, Inc. (2)(a) 500 3,190
Tosoh Corp. (2)(a) 300 4,438
TOTO Ltd. (2)(a) 200 5,260
Toyota Motor Corp. (2)(a) 2,900 55,699
Toyota Tsusho Corp. (2)(a) 800 22,146
USS Co. Ltd. (2)(a) 2,200 25,257
West Japan Railway Co. (2)(a) 400 8,771
Yamato Holdings Co. Ltd. (2)(a) 1,800 28,773
Yamazaki Baking Co. Ltd. (2)(a) 300 6,679
Yokogawa Electric Corp. (2)(a) 1,100 31,568
Zensho Holdings Co. Ltd. (2)(a) 100 6,533
3,362,142
Macau - 0 .0% †
Galaxy Entertainment Group Ltd. (2) 1,000 5,498
Netherlands - 2 .1%
Aalberts NV (2)(a) 373 12,298
ABN AMRO Bank NV, CVA (2)(a)(b) 1,651 52,963
Arcadis NV (2)(a) 114 5,756
Argenx SE (2)*(a) 17 12,560
ASM International NV (2)(a) 73 44,030
ASR Nederland NV (2)(a) 400 27,220
Heineken NV (2)(a) 400 31,324
ING Groep NV (2)(a) 673 17,643
NN Group NV (2)(a) 380 26,797
OCI NV (2)*(a) 245 1,135
231,726
New Zealand - 0 .5%
Xero Ltd. (2)*(a) 540 56,346
Nigeria - 0 .2%
Airtel Africa plc (2)(b) 5,904 19,388

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 0 .4%
Equinor ASA (2) 121 2,951
Gjensidige Forsikring ASA (2)(a) 289 8,493
Kongsberg Gruppen ASA (2)(a) 95 3,036
Norsk Hydro ASA (2)(a) 421 2,862
Telenor ASA (2)(a) 1,787 29,652
TOMRA Systems ASA (2)(a) 171 2,564
49,558
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 34,373 30,515
EDP SA (2) 3,132 14,864
45,379
Singapore - 0 .6%
Genting Singapore Ltd. (2) 18,600 10,604
Grab Holdings Ltd., Class A * 444 2,673
Sea Ltd., ADR * 195 34,852
Sembcorp Industries Ltd. (2) 200 934
STMicroelectronics NV (2) 421 11,900
United Overseas Bank Ltd. (2) 200 5,371
66,334
South Korea - 0 .0% †
Delivery Hero SE (2)*(b) 118 3,388
Spain - 1 .5%
ACS Actividades de Construccion y
Servicios SA (2)(a) 255 20,440
Aena SME SA (2)(a)(b) 1,155 31,577
Banco de Sabadell SA (2)(a) 3,739 14,594
Banco Santander SA (2)(a) 571 5,992
Bankinter SA (2)(a) 3,222 50,935
Enagas SA (a) 929 14,517
Fluidra SA (2)(a) 572 15,560
Indra Sistemas SA (2)(a) 134 6,000
Repsol SA (2)(a) 687 12,216
171,831
Sweden - 2 .9%
Alfa Laval AB (2)(a) 669 30,550
Autoliv, Inc. (a) 266 32,851
Elekta AB, Class B (2)(a) 83 420
Embracer Group AB (2)*(a) 45 499
Essity AB, Class B (2)(a) 411 10,743
Evolution AB (2)(a)(b) 959 78,949
Husqvarna AB, Class B (2)(a) 1,840 9,835
SSAB AB, Class B (2)(a) 485 2,828
Svenska Handelsbanken AB, Class
A (2)(a) 1,587 20,707
Swedbank AB, Class A (2)(a) 921 27,801
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 6,720 55,682
Telia Co. AB (2)(a) 12,636 48,206
Volvo AB, Class B (2)(a) 233 6,701
325,772
INVESTMENTS SHARES VALUE ($)
Switzerland - 2 .8%
ABB Ltd. (Registered) (2)(a) 243 17,584
Adecco Group AG (Registered) (2)
(a) 1,230 34,652
Avolta AG (2)*(a) 96 5,242
Baloise Holding AG (Registered) (2)
(a) 32 7,920
BKW AG (2)(a) 24 5,147
Clariant AG (Registered) (2)*(a) 447 4,159
Flughafen Zurich AG (Registered)
(2)(a) 89 27,251
Galderma Group AG (2)(a) 81 14,321
Galenica AG (2)(a)(b) 13 1,415
Geberit AG (Registered) (2)(a) 15 11,328
Givaudan SA (Registered) (2)(a) 1 4,079
Helvetia Holding AG (Registered)
(2)(a) 7 1,720
Kuehne + Nagel International AG
(Registered) (2)(a) 282 52,773
Schindler Holding AG (Registered)
(2)(a) 4 1,447
SGS SA (Registered) (2)(a) 455 47,284
Swatch Group AG (The) (2) 13 2,457
Swiss Prime Site AG (Registered)
(2)(a) 20 2,802
Swissquote Group Holding SA
(Registered) (2)(a) 19 13,365
TE Connectivity plc (a) 45 9,879
Zurich Insurance Group AG (2)(a) 69 49,320
314,145
United Kingdom - 7 .1%
Admiral Group plc (2)(a) 8 361
B&M European Value Retail SA (2)
(a) 3,560 12,559
Barclays plc (2)(a) 4,032 20,746
Beazley plc (2)(a) 410 5,014
Burberry Group plc (2)*(a) 1,317 20,805
Centrica plc (2)(a) 16,383 36,790
CK Hutchison Holdings Ltd. (2)(a) 1,000 6,570
Compass Group plc (2)(a) 1,779 60,639
Entain plc (2)(a) 976 11,535
Hiscox Ltd. (2)(a) 1,969 36,343
Howden Joinery Group plc (2)(a) 1,181 13,436
ICG plc (2)(a) 284 8,527
InterContinental Hotels Group plc
(2)(a) 224 27,084
International Consolidated Airlines
Group SA (2)(a) 6,577 34,420
Investec plc (a) 149 1,113
ITV plc (2)(a) 15,363 16,578
Kingfisher plc (2)(a) 12,893 53,709
Lloyds Banking Group plc (2)(a) 88,923 100,625
NatWest Group plc (2)(a) 4,756 33,593
Next plc (2)(a) 85 14,170
Pennon Group plc (2)(a) 94 593
Persimmon plc (2)(a) 656 10,248
Rightmove plc (2)(a) 525 5,014
Rolls-Royce Holdings plc (2)(a) 5,537 89,003
RS GROUP plc (2)(a) 624 4,783
Taylor Wimpey plc (2)(a) 2,141 2,974

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.1% (continued)
TechnipFMC plc (a) 1,847 72,864
Tesco plc (2)(a) 7,274 43,598
United Utilities Group plc (2)(a) 119 1,838
Vodafone Group plc (2)(a) 39,947 46,455
791,987
United States - 134 .8%
A O Smith Corp. (a) 96 7,047
AbbVie, Inc. (a) 61 14,124
Abercrombie & Fitch Co., Class A
*(a) 643 55,009
Acuity, Inc. (a) 21 7,232
Adobe, Inc. *(a) 324 114,291
ADT, Inc. (a) 3,954 34,439
Advanced Micro Devices, Inc. *(a) 61 9,869
Aflac, Inc. (a) 637 71,153
AGCO Corp. (a) 35 3,747
Agilent Technologies, Inc. (a) 232 29,777
Agree Realty Corp., REIT (a) 38 2,700
Air Lease Corp., Class A (a) 748 47,610
Airbnb, Inc., Class A *(a) 450 54,639
Akamai Technologies, Inc. *(a) 703 53,259
Albemarle Corp. (a) 150 12,162
Alexandria Real Estate Equities,
Inc., REIT (a) 281 23,419
Align Technology, Inc. *(a) 298 37,316
Allison Transmission Holdings, Inc.
(a) 333 28,265
Ally Financial, Inc. (a) 135 5,292
Alnylam Pharmaceuticals, Inc. *(a) 115 52,440
Altria Group, Inc. (a) 106 7,002
Amdocs Ltd. (a) 367 30,112
American Electric Power Co., Inc.
(a) 211 23,738
American International Group, Inc.
(a) 783 61,497
Ameriprise Financial, Inc. (a) 73 35,861
AMETEK, Inc. (a) 15 2,820
Amkor Technology, Inc. (a) 272 7,725
Amphenol Corp., Class A (a) 109 13,489
Amrize Ltd. (2)*(a) 57 2,787
Analog Devices, Inc. (a) 54 13,268
Antero Resources Corp. *(a) 1,103 37,017
Aon plc, Class A (a) 32 11,411
APA Corp. 610 14,811
Apellis Pharmaceuticals, Inc. * 214 4,843
AptarGroup, Inc. (a) 81 10,826
Aramark (a) 424 16,282
Arch Capital Group Ltd. (a) 116 10,525
Arista Networks, Inc. *(a) 392 57,118
Armstrong World Industries, Inc. (a) 94 18,425
Arrow Electronics, Inc. *(a) 556 67,276
ASGN, Inc. *(a) 450 21,308
Ashland, Inc. (a) 566 27,117
Assured Guaranty Ltd. (a) 56 4,740
Atlassian Corp., Class A *(a) 232 37,050
AutoNation, Inc. *(a) 147 32,159
AutoZone, Inc. *(a) 17 72,934
Avient Corp. (a) 82 2,702
Avnet, Inc. (a) 295 15,423
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
Axalta Coating Systems Ltd. *(a) 952 27,246
Axis Capital Holdings Ltd. (a) 487 46,655
Ball Corp. (a) 26 1,311
Bank of New York Mellon Corp.
(The) (a) 311 33,887
Bath & Body Works, Inc. (a) 2,113 54,431
Becton Dickinson & Co. (a) 187 35,001
Berkshire Hathaway, Inc., Class B
*(a) 53 26,645
Best Buy Co., Inc. (a) 1,024 77,435
Biogen, Inc. *(a) 385 53,931
BioMarin Pharmaceutical, Inc. *(a) 1,285 69,596
Blackbaud, Inc. *(a) 106 6,817
Booking Holdings, Inc. (a) 8 43,194
Booz Allen Hamilton Holding Corp.,
Class A (a) 821 82,059
BorgWarner, Inc. (a) 1,416 62,247
Boston Beer Co., Inc. (The), Class
A *(a) 63 13,319
Boston Scientific Corp. *(a) 194 18,940
BP plc (2)(a) 10,930 62,756
Bright Horizons Family Solutions,
Inc. *(a) 28 3,040
Brighthouse Financial, Inc. *(a) 488 25,903
Brink's Co. (The) (a) 172 20,100
Bristol-Myers Squibb Co. (a) 1,440 64,944
Broadridge Financial Solutions, Inc.
(a) 91 21,673
BRP, Inc. (a) 113 6,871
Brunswick Corp. (a) 180 11,383
Cabot Corp. (a) 371 28,215
CACI International, Inc., Class A *(a) 89 44,391
Camden Property Trust, REIT (a) 120 12,814
Capital One Financial Corp. (a) 226 48,043
Cardinal Health, Inc. (a) 197 30,921
CarMax, Inc. *(a) 1,209 54,248
Carpenter Technology Corp. (a) 40 9,822
Carrier Global Corp. (a) 46 2,746
Celsius Holdings, Inc. *(a) 359 20,639
Cencora, Inc. (a) 19 5,938
Centene Corp. *(a) 2,518 89,842
CF Industries Holdings, Inc. (a) 267 23,950
Charles River Laboratories
International, Inc. *(a) 118 18,462
Charles Schwab Corp. (The) (a) 46 4,392
Charter Communications, Inc., Class
A *(a) 347 95,461
Chemed Corp. (a) 34 15,223
Cheniere Energy, Inc. (a) 95 22,323
Chewy, Inc., Class A *(a) 2,431 98,334
Chipotle Mexican Grill, Inc., Class
A *(a) 274 10,738
Chord Energy Corp. (a) 135 13,415
Chubb Ltd. (a) 523 147,616
Church & Dwight Co., Inc. (a) 31 2,717
Churchill Downs, Inc. (a) 146 14,163
Ciena Corp. *(a) 254 37,000
Cincinnati Financial Corp. (a) 17 2,688
Cirrus Logic, Inc. *(a) 98 12,278
Citigroup, Inc. (a) 113 11,470

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
Citizens Financial Group, Inc. (a) 382 20,307
Civitas Resources, Inc. (a) 728 23,660
Clorox Co. (The) (a) 89 10,974
Cloudflare, Inc., Class A *(a) 72 15,450
CME Group, Inc. (a) 22 5,944
CNA Financial Corp. (a) 507 23,555
CNH Industrial NV (a) 1,039 11,273
CNO Financial Group, Inc. (a) 356 14,080
Coca-Cola Consolidated, Inc. (a) 301 35,265
Cognex Corp. (a) 391 17,712
Columbia Sportswear Co. (a) 44 2,301
Comfort Systems USA, Inc. (a) 59 48,686
Commerce Bancshares, Inc. (a) 280 16,733
Commercial Metals Co. (a) 219 12,544
Commvault Systems, Inc. *(a) 244 46,062
Concentrix Corp. (a) 690 31,844
Confluent, Inc., Class A *(a) 699 13,840
Cooper Cos., Inc. (The) *(a) 204 13,986
Copart, Inc. *(a) 811 36,471
COPT Defense Properties, REIT (a) 91 2,644
Corcept Therapeutics, Inc. *(a) 283 23,520
Corebridge Financial, Inc. (a) 487 15,608
Corteva, Inc. (a) 40 2,705
CoStar Group, Inc. *(a) 32 2,700
Crane Co. (a) 129 23,754
CRH plc (a) 441 52,876
Crocs, Inc. *(a) 335 27,989
Crowdstrike Holdings, Inc., Class
A *(a) 46 22,557
Crown Castle, Inc., REIT (a) 28 2,702
Crown Holdings, Inc. (a) 735 70,994
CSX Corp. (a) 746 26,490
Cummins, Inc. (a) 56 23,653
Curtiss-Wright Corp. (a) 53 28,776
CVS Health Corp. (a) 546 41,163
Danaher Corp. (a) 395 78,313
Dayforce, Inc. *(a) 115 7,922
Dell Technologies, Inc., Class C (a) 109 15,453
DENTSPLY SIRONA, Inc. (a) 374 4,746
Devon Energy Corp. (a) 939 32,921
Dick's Sporting Goods, Inc. (a) 221 49,111
Docusign, Inc., Class A *(a) 238 17,157
Dolby Laboratories, Inc., Class A (a) 223 16,139
Dollar General Corp. (a) 308 31,832
DoorDash, Inc., Class A *(a) 116 31,551
DoubleVerify Holdings, Inc. *(a) 229 2,743
Dover Corp. (a) 324 54,053
DR Horton, Inc. (a) 489 82,871
DraftKings, Inc., Class A *(a) 1,390 51,986
DTE Energy Co. (a) 59 8,344
Duolingo, Inc., Class A *(a) 95 30,575
DuPont de Nemours, Inc. (a) 356 27,732
DXC Technology Co. *(a) 992 13,521
East West Bancorp, Inc. (a) 136 14,477
Ecolab, Inc. (a) 79 21,635
Edison International (a) 1,113 61,527
Edwards Lifesciences Corp. *(a) 444 34,530
Elastic NV *(a) 380 32,106
Elevance Health, Inc. (a) 172 55,577
elf Beauty, Inc. *(a) 115 15,235
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
Eli Lilly & Co. (a) 81 61,803
EMCOR Group, Inc. (a) 47 30,528
Encompass Health Corp. (a) 281 35,693
EnerSys (a) 109 12,313
EPAM Systems, Inc. *(a) 40 6,032
EPR Properties, REIT (a) 1 58
Equifax, Inc. (a) 118 30,271
Equinix, Inc., REIT (a) 53 41,512
Equity Residential, REIT (a) 328 21,231
Essent Group Ltd. (a) 42 2,670
Evercore, Inc., Class A (a) 73 24,624
Everest Group Ltd. (a) 304 106,470
Exact Sciences Corp. *(a) 234 12,802
Exelixis, Inc. *(a) 1,704 70,375
ExlService Holdings, Inc. *(a) 610 26,858
Expand Energy Corp. (a) 61 6,481
Expedia Group, Inc. (a) 333 71,179
Extra Space Storage, Inc., REIT (a) 392 55,248
F5, Inc. *(a) 10 3,232
Federal Realty Investment Trust,
REIT (a) 196 19,857
Federated Hermes, Inc., Class B 172 8,932
FedEx Corp. (a) 523 123,328
Ferguson Enterprises, Inc. (a) 102 22,907
Fidelity National Financial, Inc. (a) 1,361 82,327
Fidelity National Information
Services, Inc. (a) 102 6,726
Fifth Third Bancorp (a) 494 22,008
First American Financial Corp. (a) 51 3,276
First Hawaiian, Inc. (a) 867 21,528
FirstCash Holdings, Inc. (a) 225 35,645
Fiserv, Inc. *(a) 151 19,468
Flowserve Corp. (a) 421 22,372
Freeport-McMoRan, Inc. (a) 174 6,824
Gap, Inc. (The) (a) 2,071 44,299
Garmin Ltd. (a) 174 42,842
Gates Industrial Corp. plc *(a) 158 3,922
GE Aerospace (a) 46 13,838
GE HealthCare Technologies, Inc.
(a) 268 20,127
GE Vernova, Inc. (a) 48 29,515
General Dynamics Corp. (a) 186 63,426
General Motors Co. (a) 1,625 99,076
Genpact Ltd. (a) 1,083 45,367
GFL Environmental, Inc. (a) 409 19,385
Globe Life, Inc. (a) 185 26,449
GoDaddy, Inc., Class A *(a) 369 50,490
Goodyear Tire & Rubber Co. (The)
*(a) 1,763 13,187
Graham Holdings Co., Class B (a) 19 22,369
Graphic Packaging Holding Co. (a) 871 17,045
Greif, Inc., Class A (a) 343 20,498
GSK plc (2)(a) 3,339 71,695
Guidewire Software, Inc. *(a) 134 30,801
H&R Block, Inc. (a) 608 30,747
Haemonetics Corp. *(a) 211 10,284
Halozyme Therapeutics, Inc. *(a) 235 17,235
Hanover Insurance Group, Inc.
(The) (a) 40 7,265
Harley-Davidson, Inc. (a) 184 5,134

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
Hartford Insurance Group, Inc. (The)
(a) 166 22,143
Hasbro, Inc. (a) 581 44,069
HCA Healthcare, Inc. (a) 97 41,341
HealthEquity, Inc. *(a) 872 82,639
Hexcel Corp. (a) 57 3,574
Hilton Worldwide Holdings, Inc. (a) 115 29,836
Holcim AG (2)(a) 971 82,850
Home Depot, Inc. (The) (a) 22 8,914
Host Hotels & Resorts, Inc., REIT (a) 1,002 17,054
HP, Inc. (a) 2,334 63,555
HubSpot, Inc. *(a) 91 42,570
Humana, Inc. (a) 139 36,164
Huntington Ingalls Industries, Inc. (a) 163 46,929
Illinois Tool Works, Inc. (a) 92 23,990
Illumina, Inc. *(a) 200 18,994
Incyte Corp. *(a) 973 82,520
Ingredion, Inc. (a) 118 14,409
Insmed, Inc. *(a) 34 4,896
Insulet Corp. *(a) 17 5,248
Intel Corp. *(a) 2,842 95,349
International Bancshares Corp. (a) 170 11,688
International Business Machines
Corp. (a) 178 50,224
International Flavors & Fragrances,
Inc. (a) 678 41,724
Intuit, Inc. (a) 47 32,097
Invesco Ltd. (a) 1,016 23,307
IQVIA Holdings, Inc. *(a) 369 70,088
Iron Mountain, Inc., REIT (a) 350 35,679
ITT, Inc. (a) 117 20,915
J M Smucker Co. (The) (a) 460 49,956
Jacobs Solutions, Inc. (a) 193 28,923
Janus Henderson Group plc (a) 565 25,148
Jazz Pharmaceuticals plc *(a) 120 15,816
JB Hunt Transport Services, Inc. (a) 791 106,128
Johnson & Johnson (a) 356 66,010
Jones Lang LaSalle, Inc. *(a) 26 7,755
KB Home (a) 496 31,565
KBR, Inc. (a) 231 10,924
Kemper Corp. (a) 614 31,652
Kimco Realty Corp., REIT (a) 192 4,195
Kinder Morgan, Inc. (a) 1,079 30,546
Knight-Swift Transportation
Holdings, Inc., Class A (a) 588 23,232
Kyndryl Holdings, Inc. *(a) 774 23,243
Labcorp Holdings, Inc. (a) 14 4,019
Lam Research Corp. (a) 436 58,380
Lamar Advertising Co., Class A,
REIT (a) 365 44,683
Landstar System, Inc. (a) 58 7,108
Las Vegas Sands Corp. (a) 227 12,210
Leidos Holdings, Inc. (a) 118 22,297
Lennox International, Inc. (a) 3 1,588
Leonardo DRS, Inc. (a) 311 14,119
Light & Wonder, Inc. *(a) 311 26,105
Lincoln Electric Holdings, Inc. (a) 44 10,377
Linde plc (a) 68 32,300
Lithia Motors, Inc., Class A 10 3,160
Littelfuse, Inc. (a) 36 9,324
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
LivaNova plc *(a) 51 2,671
Lockheed Martin Corp. (a) 89 44,430
Louisiana-Pacific Corp. (a) 192 17,057
Lowe's Cos., Inc. (a) 121 30,409
Lyft, Inc., Class A *(a) 2,296 50,535
Manhattan Associates, Inc. *(a) 231 47,350
ManpowerGroup, Inc. (a) 847 32,101
MarketAxess Holdings, Inc. (a) 315 54,889
Marsh & McLennan Cos., Inc. (a) 175 35,268
MasTec, Inc. *(a) 86 18,302
Matador Resources Co. (a) 409 18,376
Match Group, Inc. (a) 285 10,066
Mattel, Inc. *(a) 652 10,973
McKesson Corp. (a) 26 20,086
Medical Properties Trust, Inc., REIT
(a) 51 259
Medpace Holdings, Inc. *(a) 123 63,242
Medtronic plc (a) 553 52,668
Merck & Co., Inc. (a) 1,223 102,646
MetLife, Inc. (a) 817 67,296
MGIC Investment Corp. (a) 2,262 64,173
MGM Resorts International *(a) 2,349 81,416
Microchip Technology, Inc. (a) 156 10,018
Micron Technology, Inc. (a) 526 88,010
Microsoft Corp. (a) 114 59,046
Mohawk Industries, Inc. *(a) 283 36,484
MongoDB, Inc., Class A *(a) 100 31,038
Mosaic Co. (The) (a) 1,875 65,025
MSCI, Inc., Class A (a) 63 35,747
Mueller Industries, Inc. (a) 578 58,442
Murphy Oil Corp. 440 12,500
Murphy USA, Inc. (a) 27 10,483
Nasdaq, Inc. (a) 153 13,533
Natera, Inc. *(a) 401 64,549
National Fuel Gas Co. (a) 291 26,880
NetApp, Inc. (a) 203 24,047
Neurocrine Biosciences, Inc. *(a) 512 71,875
New York Times Co. (The), Class
A (a) 393 22,558
NewMarket Corp. (a) 8 6,626
Newmont Corp. (a) 73 6,155
News Corp., Class A 1,192 36,606
Nexstar Media Group, Inc., Class A 91 17,994
Northrop Grumman Corp. (a) 30 18,280
Northwestern Energy Group, Inc. (a) 290 16,997
Novartis AG (Registered) (2)(a) 1,422 182,837
Nucor Corp. (a) 135 18,283
Nutanix, Inc., Class A *(a) 800 59,512
NVIDIA Corp. (a) 178 33,211
NVR, Inc. *(a) 3 24,104
Occidental Petroleum Corp. (a) 282 13,325
Okta, Inc., Class A *(a) 116 10,637
Old National Bancorp (a) 121 2,656
Old Republic International Corp. (a) 1,266 53,767
Olin Corp. (a) 145 3,624
Omega Healthcare Investors, Inc.,
REIT (a) 341 14,397
Omnicom Group, Inc. (a) 219 17,855
OneMain Holdings, Inc. 280 15,809
Option Care Health, Inc. *(a) 312 8,661

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
Oracle Corp. (a) 161 45,280
O'Reilly Automotive, Inc. *(a) 145 15,632
Organon & Co. (a) 1,498 15,999
Oshkosh Corp. 38 4,929
Otis Worldwide Corp. (a) 513 46,904
Ovintiv, Inc. (a) 1,021 41,228
Owens Corning (a) 169 23,907
PACCAR, Inc. (a) 99 9,734
Packaging Corp. of America (a) 245 53,393
Palantir Technologies, Inc., Class
A *(a) 378 68,955
Palo Alto Networks, Inc. *(a) 253 51,516
Park Hotels & Resorts, Inc., REIT (a) 355 3,933
Paylocity Holding Corp. *(a) 149 23,731
PayPal Holdings, Inc. *(a) 207 13,881
PBF Energy, Inc., Class A (a) 442 13,335
Pegasystems, Inc. (a) 86 4,945
Penske Automotive Group, Inc. (a) 60 10,435
Pentair plc (a) 137 15,174
Penumbra, Inc. *(a) 33 8,360
PepsiCo, Inc. (a) 767 107,717
Pfizer, Inc. (a) 1,578 40,207
PG&E Corp. (a) 9,150 137,981
Philip Morris International, Inc. (a) 209 33,900
Phillips 66 (a) 248 33,733
Pilgrim's Pride Corp. (a) 185 7,533
Pinnacle Financial Partners, Inc. (a) 854 80,097
Pinterest, Inc., Class A *(a) 480 15,442
PNC Financial Services Group, Inc.
(The) (a) 541 108,703
Polaris, Inc. (a) 296 17,206
Popular, Inc. 431 54,741
PPG Industries, Inc. (a) 142 14,926
Primerica, Inc. (a) 55 15,267
Principal Financial Group, Inc. (a) 542 44,937
Procter & Gamble Co. (The) (a) 2 307
Progressive Corp. (The) (a) 46 11,360
Prologis, Inc., REIT (a) 418 47,869
Prosperity Bancshares, Inc. (a) 782 51,886
Prudential Financial, Inc. (a) 74 7,677
Public Storage, REIT (a) 484 139,802
Pure Storage, Inc., Class A *(a) 217 18,187
PVH Corp. (a) 31 2,597
Qorvo, Inc. * 55 5,009
Qualys, Inc. *(a) 144 19,056
Range Resources Corp. (a) 873 32,860
Rayonier, Inc., REIT (a) 135 3,583
Regeneron Pharmaceuticals, Inc. (a) 164 92,212
Regions Financial Corp. (a) 472 12,447
Reinsurance Group of America, Inc.
(a) 97 18,637
RenaissanceRe Holdings Ltd. 168 42,660
Republic Services, Inc., Class A (a) 49 11,245
Rexford Industrial Realty, Inc., REIT
(a) 100 4,111
Reynolds Consumer Products, Inc.
(a) 990 24,225
Robert Half, Inc. (a) 1,477 50,188
Robinhood Markets, Inc., Class A
*(a) 120 17,182
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
ROBLOX Corp., Class A *(a) 680 94,194
Roche Holding AG (2)(a) 107 35,629
Roche Holding AG (2)(a) 5 1,730
Roku, Inc., Class A *(a) 500 50,065
Ross Stores, Inc. (a) 228 34,745
Rubrik, Inc., Class A *(a) 260 21,385
Ryder System, Inc. (a) 202 38,105
Saia, Inc. *(a) 10 2,994
Salesforce, Inc. (a) 192 45,504
Sandisk Corp. *(a) 263 29,509
Sanofi SA (2)(a) 383 36,268
SBA Communications Corp., REIT
(a) 37 7,154
Schlumberger NV (a) 288 9,899
Science Applications International
Corp. (a) 112 11,129
Scotts Miracle-Gro Co. (The) (a) 8 456
Seagate Technology Holdings plc (a) 186 43,907
Sealed Air Corp. (a) 117 4,136
Selective Insurance Group, Inc. (a) 900 72,963
SentinelOne, Inc., Class A *(a) 355 6,252
Service Corp. International (a) 230 19,141
Silicon Laboratories, Inc. *(a) 132 17,309
Simon Property Group, Inc., REIT
(a) 258 48,419
Snowflake, Inc., Class A *(a) 165 37,216
Sonoco Products Co. (a) 310 13,358
SOUTHSTATE BANK Corp. (a) 391 38,658
SS&C Technologies Holdings, Inc.
(a) 177 15,711
State Street Corp. (a) 79 9,165
Steel Dynamics, Inc. (a) 169 23,564
STERIS plc (a) 232 57,406
Stifel Financial Corp. (a) 165 18,723
Swiss Re AG (2)(a) 129 23,959
Synaptics, Inc. *(a) 49 3,349
Synchrony Financial (a) 282 20,036
Synovus Financial Corp. (a) 350 17,178
Take-Two Interactive Software, Inc.
*(a) 59 15,243
Tapestry, Inc. (a) 752 85,141
Taylor Morrison Home Corp., Class
A *(a) 876 57,825
Teleflex, Inc. (a) 448 54,817
Tenet Healthcare Corp. *(a) 488 99,084
Teradata Corp. *(a) 328 7,055
Tesla, Inc. *(a) 8 3,558
Texas Capital Bancshares, Inc. *(a) 630 53,254
Texas Pacific Land Corp. (a) 18 16,806
Texas Roadhouse, Inc., Class A (a) 518 86,066
Textron, Inc. (a) 423 35,739
Thermo Fisher Scientific, Inc. (a) 35 16,976
TJX Cos., Inc. (The) (a) 803 116,065
T-Mobile US, Inc. (a) 29 6,942
Toll Brothers, Inc. (a) 325 44,896
Toro Co. (The) (a) 399 30,404
Trane Technologies plc (a) 71 29,959
Travel + Leisure Co. (a) 161 9,578
Travelers Cos., Inc. (The) (a) 147 41,045
Trex Co., Inc. *(a) 534 27,592

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 134.8% (continued)
Truist Financial Corp. (a) 594 27,158
Tyson Foods, Inc., Class A (a) 1,043 56,635
U-Haul Holding Co. (a) 102 5,192
Union Pacific Corp. (a) 145 34,274
United Parcel Service, Inc., Class
B (a) 1,027 85,785
United Therapeutics Corp. *(a) 108 45,275
UnitedHealth Group, Inc. (a) 147 50,759
Universal Health Services, Inc.,
Class B (a) 148 30,257
Unum Group (a) 597 46,435
Valmont Industries, Inc. (a) 12 4,653
Veeva Systems, Inc., Class A *(a) 107 31,876
Ventas, Inc., REIT (a) 374 26,176
Veralto Corp. (a) 221 23,561
VeriSign, Inc. (a) 412 115,183
Verisk Analytics, Inc., Class A (a) 204 51,308
Vertex Pharmaceuticals, Inc. *(a) 81 31,723
Vertiv Holdings Co., Class A (a) 152 22,931
Viatris, Inc. (a) 616 6,098
Vontier Corp. (a) 238 9,989
Voya Financial, Inc. (a) 90 6,732
Vulcan Materials Co. (a) 56 17,227
Walmart, Inc. (a) 1,467 151,188
Watts Water Technologies, Inc.,
Class A (a) 51 14,243
Weatherford International plc (a) 354 24,224
Welltower, Inc., REIT (a) 350 62,349
WESCO International, Inc. (a) 39 8,249
West Pharmaceutical Services, Inc.
(a) 169 44,334
Western Digital Corp. (a) 42 5,043
Westinghouse Air Brake
Technologies Corp. (a) 278 55,731
Weyerhaeuser Co., REIT (a) 334 8,280
Williams Cos., Inc. (The) (a) 176 11,150
Woodward, Inc. (a) 76 19,206
Workday, Inc., Class A *(a) 135 32,499
Xylem, Inc. (a) 92 13,570
Zebra Technologies Corp., Class
A *(a) 76 22,584
Zimmer Biomet Holdings, Inc. (a) 248 24,428
Zions Bancorp NA (a) 625 35,363
Zoetis, Inc., Class A (a) 463 67,746
Zoom Communications, Inc., Class
A *(a) 130 10,725
Zscaler, Inc. *(a) 260 77,912
15,083,124
TOTAL COMMON STOCKS
(Cost $23,252,461) 24,645,237
SHORT-TERM INVESTMENTS - 59.5%
INVESTMENT COMPANIES - 49 .6%
Limited Purpose Cash Investment
Fund, 4.13% (c)
(Cost $5,555,260) 5,557,141 5,556,030
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 9 .9%
U.S. Treasury Bills
3.96%, 2/19/2026 (2)(d)
(Cost $1,104,928) 1,122,000 1,105,575
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,660,188) 6,661,605
TOTAL LONG POSITIONS
(Cost $29,912,649) 31,306,842
SHARES
SHORT POSITIONS - (215.4)%
COMMON STOCKS - (214.9)%
Australia - ( 6 .2 ) %
ALS Ltd. (2) (696) (9,168)
Ampol Ltd. (2) (1,838) (36,329)
APA Group (2) (807) (4,738)
Atlas Arteria Ltd. (2) (3,166) (10,281)
Brambles Ltd. (2) (196) (3,216)
Cleanaway Waste Management
Ltd. (2) (1) (2)
Cochlear Ltd. (2) (248) (45,703)
Coles Group Ltd. (2) (2,559) (39,390)
Commonwealth Bank of Australia (2) (169) (18,663)
Domino's Pizza Enterprises Ltd. (2) (1,319) (11,753)
Goodman Group, REIT (2) (367) (7,953)
IDP Education Ltd. (2) (6,691) (29,083)
Insurance Australia Group Ltd. (2) (595) (3,224)
Lendlease Corp. Ltd. (2) (453) (1,646)
Macquarie Group Ltd. (2) (138) (20,031)
National Australia Bank Ltd. (2) (1,262) (36,815)
New Hope Corp. Ltd. (2) (1,870) (4,849)
NEXTDC Ltd. (2) (4,496) (50,439)
Qube Holdings Ltd. (2) (1) (3)
Ramsay Health Care Ltd. (2) (1,491) (31,283)
Reece Ltd. (2) (2,409) (17,989)
Santos Ltd. (2) (2,491) (11,062)
Scentre Group, REIT (2) (3) (8)
SGH Ltd. (2) (300) (9,903)
Telix Pharmaceuticals Ltd. (2) (4,357) (42,119)
Transurban Group (2) (357) (3,257)
Treasury Wine Estates Ltd. (2) (9,704) (45,376)
Vicinity Ltd., REIT (2) (3) (5)
Washington H Soul Pattinson & Co.
Ltd. (2) (426) (10,846)
Westpac Banking Corp. (2) (1,621) (41,765)
Woodside Energy Group Ltd. (2) (4,841) (73,105)
Woolworths Group Ltd. (2) (4,055) (71,563)
(691,567)
Belgium - ( 0 .5 ) %
D'ieteren Group (2) (68) (12,763)
Elia Group SA/NV (2) (187) (21,604)
Groupe Bruxelles Lambert NV (2) (72) (6,455)
KBC Group NV (2) (21) (2,517)
UCB SA (2) (57) (15,911)
(59,250)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - ( 5 .6 ) %
Air Canada (1,342) (16,933)
Algonquin Power & Utilities Corp. (3,342) (17,962)
AtkinsRealis Group, Inc. (113) (8,155)
BCE, Inc. (1,746) (40,799)
Brookfield Corp., Class A (660) (45,285)
CAE, Inc. (650) (19,247)
Cameco Corp. (563) (47,249)
Canadian Imperial Bank of
Commerce (93) (7,432)
Canadian Pacific Kansas City Ltd. (158) (11,767)
Canadian Tire Corp. Ltd., Class A (217) (25,832)
Canadian Utilities Ltd., Class A (198) (5,539)
Capital Power Corp. (618) (29,019)
Capstone Copper Corp. (1,093) (9,283)
Descartes Systems Group, Inc.
(The) (76) (7,156)
Dollarama, Inc. (115) (15,166)
Element Fleet Management Corp. (259) (6,707)
Fortis, Inc. (130) (6,594)
Franco-Nevada Corp. (13) (2,894)
Gildan Activewear, Inc. (383) (22,126)
Hydro One Ltd. (b) (208) (7,421)
IGM Financial, Inc. (284) (10,338)
Keyera Corp. (566) (18,989)
Manulife Financial Corp. (77) (2,399)
MEG Energy Corp. (338) (6,820)
National Bank of Canada (165) (17,527)
Nutrien Ltd. (276) (16,209)
RB Global, Inc. (100) (10,831)
Restaurant Brands International, Inc. (889) (57,030)
Rogers Communications, Inc., Class
B (986) (33,944)
Royal Bank of Canada (53) (7,812)
Shopify, Inc., Class A (92) (13,668)
TC Energy Corp. (329) (17,889)
Thomson Reuters Corp. (103) (15,994)
TMX Group Ltd. (50) (1,913)
Toromont Industries Ltd. (83) (9,215)
West Fraser Timber Co. Ltd. (166) (11,285)
Whitecap Resources, Inc. (2,123) (16,201)
WSP Global, Inc. (45) (8,844)
(629,474)
Chile - ( 0 .4 ) %
Lundin Mining Corp. (3,257) (48,585)
Congo, the Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (1,027) (10,892)
Denmark - ( 2 .7 ) %
Carlsberg A/S, Class B (2) (297) (34,570)
Coloplast A/S, Class B (2) (107) (9,222)
Demant A/S (2) (271) (9,434)
DSV A/S (2) (424) (84,703)
Novo Nordisk A/S, Class B (2) (1,557) (86,697)
Novonesis Novozymes, Class B (2) (833) (51,266)
Tryg A/S (2) (992) (25,186)
(301,078)
INVESTMENTS SHARES VALUE ($)
Finland - ( 1 .1 ) %
Fortum OYJ (2) (1,886) (35,798)
Kesko OYJ, Class B (2) (565) (12,024)
Metso OYJ (2) (428) (5,900)
Nokia OYJ (2) (9,796) (47,107)
Orion OYJ, Class B (2) (272) (20,882)
(121,711)
France - ( 7 .9 ) %
Accor SA (2) (662) (31,452)
Air Liquide SA (2) (285) (59,382)
Airbus SE (2) (369) (86,171)
Alstom SA (2) (1,142) (29,882)
AXA SA (2) (847) (40,618)
BioMerieux (2) (208) (27,917)
Bollore SE (2) (931) (5,280)
Capgemini SE (2) (278) (40,554)
Cie de Saint-Gobain SA (2) (552) (59,810)
Cie Generale des Etablissements
Michelin SCA (2) (1,506) (54,237)
Danone SA (2) (174) (15,161)
Dassault Systemes SE (2) (349) (11,741)
Engie SA (2) (125) (2,687)
EssilorLuxottica SA (2) (497) (161,899)
Getlink SE (2) (120) (2,213)
Kering SA (2) (13) (4,356)
Klepierre SA, REIT (2) (69) (2,694)
L'Oreal SA (2) (149) (64,739)
Pernod Ricard SA (2) (466) (45,878)
Publicis Groupe SA (2) (511) (49,175)
Remy Cointreau SA (2) (63) (3,416)
Renault SA (2) (507) (20,847)
Rexel SA (2) (534) (17,581)
Sodexo SA (2) (64) (4,038)
SPIE SA (2) (474) (25,625)
Technip Energies NV (2) (46) (2,171)
Teleperformance SE (2) (185) (13,818)
Unibail-Rodamco-Westfield, REIT
(2) (26) (2,738)
Veolia Environnement SA (2) (86) (2,933)
(889,013)
Germany - ( 4 .1 ) %
Aurubis AG (2) (14) (1,756)
BASF SE (2) (431) (21,535)
Bayerische Motoren Werke AG (2) (148) (14,917)
Bechtle AG (2) (24) (1,109)
Beiersdorf AG (2) (311) (32,542)
Carl Zeiss Meditec AG (2) (75) (3,741)
CTS Eventim AG & Co. KGaA (2) (336) (32,987)
Deutsche Bank AG (Registered) (2) (882) (31,237)
Deutsche Boerse AG (2) (67) (17,942)
Deutsche Post AG (2) (780) (34,856)
Deutsche Telekom AG (Registered)
(2) (240) (8,177)
Fraport AG Frankfurt Airport
Services Worldwide (2) (10) (865)
Freenet AG (2) (67) (2,144)
Fresenius SE & Co. KGaA (2) (1) (56)
Hannover Rueck SE (2) (14) (4,225)
Heidelberg Materials AG (2) (215) (48,600)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (4.1)% (continued)
Henkel AG & Co. KGaA (2) (1) (74)
Infineon Technologies AG (2) (713) (27,971)
KION Group AG (2) (363) (24,628)
Knorr-Bremse AG (2) (55) (5,175)
Merck KGaA (2) (305) (39,572)
MTU Aero Engines AG (2) (34) (15,685)
SAP SE (2) (59) (15,798)
Siemens AG (Registered) (2) (95) (25,648)
Symrise AG, Class A (2) (324) (28,178)
TeamViewer SE (2)(b) (853) (8,710)
Zalando SE (2)(b) (480) (14,730)
(462,858)
Hong Kong - ( 0 .4 ) %
Futu Holdings Ltd., ADR (126) (21,913)
Prudential plc (2) (1,581) (22,133)
(44,046)
Ireland - ( 0 .3 ) %
Aptiv plc (415) (35,781)
Italy - ( 3 .3 ) %
A2A SpA (2) (1,046) (2,737)
Azimut Holding SpA (2) (157) (6,083)
Banca Generali SpA (2) (44) (2,459)
BPER Banca SpA (2) (3,315) (36,870)
Brunello Cucinelli SpA (2) (170) (18,624)
Coca-Cola HBC AG (2) (15) (708)
DiaSorin SpA (2) (77) (6,841)
Enel SpA (2) (3,465) (32,836)
ERG SpA (2) (142) (3,506)
Ferrari NV (2) (289) (140,085)
FinecoBank Banca Fineco SpA (2) (457) (9,919)
Hera SpA (2) (456) (2,053)
Infrastrutture Wireless Italiane SpA
(2)(b) (716) (8,414)
Italgas SpA (2) (780) (7,185)
Prysmian SpA (2) (707) (70,362)
Terna - Rete Elettrica Nazionale (2) (694) (7,043)
Unipol Assicurazioni SpA (2) (382) (8,212)
(363,937)
Japan - ( 27 .9 ) %
Advantest Corp. (2) (500) (49,471)
Asahi Group Holdings Ltd. (2) (700) (8,392)
Asahi Intecc Co. Ltd. (2) (200) (3,250)
Asics Corp. (2) (200) (5,234)
Azbil Corp. (2) (1,500) (14,222)
Bandai Namco Holdings, Inc. (2) (300) (9,981)
Bridgestone Corp. (2) (1,000) (46,218)
Capcom Co. Ltd. (2) (600) (16,291)
Chiba Bank Ltd. (The) (2) (4,100) (42,978)
Chugai Pharmaceutical Co. Ltd. (2) (2,300) (101,969)
CyberAgent, Inc. (2) (1,700) (20,406)
Daifuku Co. Ltd. (2) (2,200) (70,409)
Daikin Industries Ltd. (2) (100) (11,526)
Daiwa Securities Group, Inc. (2) (2,500) (20,315)
East Japan Railway Co. (2) (3,000) (73,377)
Ebara Corp. (2) (3,100) (70,663)
Eisai Co. Ltd. (2) (800) (27,026)
INVESTMENTS SHARES VALUE ($)
Japan - (27.9)% (continued)
Fast Retailing Co. Ltd. (2) (100) (30,371)
Fuji Electric Co. Ltd. (2) (300) (20,110)
FUJIFILM Holdings Corp. (2) (1,200) (29,842)
Hankyu Hanshin Holdings, Inc. (2) (100) (2,949)
Hikari Tsushin, Inc. (2) (100) (27,857)
Hitachi Construction Machinery Co.
Ltd. (2) (200) (6,391)
Hoshizaki Corp. (2) (100) (3,752)
Idemitsu Kosan Co. Ltd. (2) (100) (684)
Isuzu Motors Ltd. (2) (2,100) (26,467)
ITOCHU Corp. (2) (900) (51,209)
JFE Holdings, Inc. (2) (700) (8,590)
Kawasaki Heavy Industries Ltd. (2) (200) (13,200)
Kawasaki Kisen Kaisha Ltd. (2) (2,700) (38,391)
KDDI Corp. (2) (2,300) (36,682)
Keyence Corp. (2) (100) (37,256)
Kikkoman Corp. (2) (2,000) (16,937)
Kinden Corp. (2) (400) (13,678)
Konami Group Corp. (2) (200) (28,852)
Kyocera Corp. (2) (900) (12,090)
Lasertec Corp. (2) (600) (82,083)
M3, Inc. (2) (6,400) (103,606)
Makita Corp. (2) (400) (12,965)
McDonald's Holdings Co. Japan
Ltd. (2) (100) (4,194)
MEIJI Holdings Co. Ltd. (2) (300) (6,221)
Mitsubishi Electric Corp. (2) (500) (12,842)
Mitsubishi Heavy Industries Ltd. (2) (2,500) (65,423)
Mitsubishi Motors Corp. (2) (4,000) (10,827)
Mitsui OSK Lines Ltd. (2) (1,300) (39,467)
MonotaRO Co. Ltd. (2) (900) (13,067)
MS&AD Insurance Group Holdings,
Inc. (2) (600) (13,588)
NIDEC Corp. (2) (700) (12,442)
Nintendo Co. Ltd. (2) (1,100) (95,171)
Nippon Building Fund, Inc., REIT (4) (3,773)
Nippon Paint Holdings Co. Ltd. (2) (5,500) (37,523)
Nippon Sanso Holdings Corp. (2) (1,400) (49,582)
Nissan Motor Co. Ltd. (2) (17,700) (43,046)
Nissin Foods Holdings Co. Ltd. (2) (2,100) (39,555)
Nitori Holdings Co. Ltd. (2) (1,500) (29,003)
Nitto Denko Corp. (2) (2,400) (56,891)
Nomura Research Institute Ltd. (2) (1,300) (49,910)
NTT, Inc. (2) (59,100) (61,778)
Olympus Corp. (2) (2,000) (25,286)
Omron Corp. (2) (100) (2,745)
Oriental Land Co. Ltd. (2) (2,800) (67,405)
Osaka Gas Co. Ltd. (2) (700) (20,275)
Otsuka Corp. (2) (200) (4,175)
Pan Pacific International Holdings
Corp. (2) (2,500) (16,460)
Rakuten Group, Inc. (2) (2,800) (18,157)
Ricoh Co. Ltd. (2) (600) (5,282)
Rohm Co. Ltd. (2) (200) (2,986)
Ryohin Keikaku Co. Ltd. (2) (4,000) (79,589)
Sanrio Co. Ltd. (2) (1,000) (46,940)
SCREEN Holdings Co. Ltd. (2) (1,100) (99,673)
SCSK Corp. (2) (700) (20,953)
Secom Co. Ltd. (2) (400) (14,675)
Sega Sammy Holdings, Inc. (2) (500) (10,535)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (27.9)% (continued)
Seibu Holdings, Inc. (2) (300) (10,857)
Sekisui Chemical Co. Ltd. (2) (500) (9,308)
SG Holdings Co. Ltd. (2) (3,800) (39,252)
Shimadzu Corp. (2) (800) (20,174)
Shimano, Inc. (2) (200) (22,352)
Shiseido Co. Ltd. (2) (400) (6,828)
Skylark Holdings Co. Ltd. (2) (1,000) (20,681)
SoftBank Corp. (2) (11,000) (16,179)
SoftBank Group Corp. (2) (200) (25,236)
Sompo Holdings, Inc. (2) (1,000) (30,916)
Sumitomo Metal Mining Co. Ltd. (2) (900) (28,975)
Sumitomo Mitsui Financial Group,
Inc. (2) (1,600) (45,013)
Sumitomo Realty & Development
Co. Ltd. (2) (100) (4,411)
Suzuki Motor Corp. (2) (6,400) (93,177)
Sysmex Corp. (2) (300) (3,709)
T&D Holdings, Inc. (2) (1,300) (31,777)
Terumo Corp. (2) (1,300) (21,445)
TIS, Inc. (2) (800) (26,388)
Toei Animation Co. Ltd. (2) (300) (6,192)
Toho Co. Ltd. (2) (800) (51,426)
Toyo Suisan Kaisha Ltd. (2) (200) (14,288)
Toyota Industries Corp. (2) (1,100) (123,716)
Trend Micro, Inc. (2) (500) (27,366)
Unicharm Corp. (1,900) (12,326)
Yakult Honsha Co. Ltd. (2) (2,500) (40,767)
Yamaha Motor Co. Ltd. (2) (10,800) (80,862)
Yaskawa Electric Corp. (2) (1,100) (23,416)
ZOZO, Inc. (2) (600) (5,513)
(3,117,679)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (38) (6,541)
Luxembourg - ( 0 .5 ) %
ArcelorMittal SA (2) (1,438) (51,877)
Netherlands - ( 2 .1 ) %
Adyen NV (2)(b) (16) (25,745)
Aegon Ltd. (2) (2,756) (22,219)
ASML Holding NV (2) (40) (39,007)
Euronext NV (2)(b) (43) (6,438)
Heineken Holding NV (2) (157) (10,780)
JDE Peet's NV (2) (531) (19,481)
Koninklijke Ahold Delhaize NV (2) (735) (29,741)
Koninklijke KPN NV (2) (1,713) (8,222)
Koninklijke Vopak NV (2) (224) (10,281)
NXP Semiconductors NV (189) (43,041)
SBM Offshore NV (2) (518) (13,256)
Wolters Kluwer NV (2) (21) (2,867)
(231,078)
Norway - ( 0 .5 ) %
Aker BP ASA (2) (156) (3,959)
DNB Bank ASA (2) (228) (6,214)
Mowi ASA (2) (1,297) (27,440)
Orkla ASA (2) (1,784) (18,651)
Vend Marketplaces ASA, Class A (2) (54) (1,925)
(58,189)
INVESTMENTS SHARES VALUE ($)
Portugal - ( 0 .4 ) %
Galp Energia SGPS SA (2) (1,117) (21,167)
Jeronimo Martins SGPS SA (2) (972) (23,663)
(44,830)
Singapore - ( 0 .8 ) %
DBS Group Holdings Ltd. (2) (1,000) (39,658)
Keppel Ltd. (2) (2,200) (15,228)
Singapore Exchange Ltd. (2) (100) (1,284)
Singapore Technologies Engineering
Ltd. (2) (4,800) (32,052)
(88,222)
South Africa - ( 0 .7 ) %
Anglo American plc (2) (2,013) (75,905)
Spain - ( 1 .6 ) %
Acciona SA (2) (48) (9,645)
Amadeus IT Group SA (2) (591) (46,979)
Banco Bilbao Vizcaya Argentaria
SA (2) (327) (6,301)
Cellnex Telecom SA (2)(b) (439) (15,206)
Endesa SA (420) (13,417)
Iberdrola SA (2) (326) (6,171)
Industria de Diseno Textil SA (2) (524) (29,000)
Redeia Corp. SA (2) (1,627) (31,414)
Telefonica SA (2) (3,915) (20,147)
(178,280)
Sweden - ( 2 .9 ) %
AAK AB (2) (874) (22,744)
AddTech AB, Class B (2) (228) (7,417)
Assa Abloy AB, Class B (2) (82) (2,854)
Atlas Copco AB, Class A (2) (3,293) (55,843)
Atlas Copco AB, Class B (2) (110) (1,655)
Axfood AB (2) (24) (745)
Epiroc AB, Class B (2) (138) (2,611)
EQT AB (2) (282) (9,780)
Getinge AB, Class B (2) (343) (7,393)
H & M Hennes & Mauritz AB, Class
B (2) (2,963) (55,389)
Hexagon AB, Class B (2) (5,622) (67,088)
Indutrade AB (2) (231) (5,315)
Lifco AB, Class B (2) (251) (8,499)
Nibe Industrier AB, Class B (2) (5,677) (22,438)
Securitas AB, Class B (2) (290) (4,371)
Skandinaviska Enskilda Banken AB,
Class A (2) (1,522) (29,843)
Skanska AB, Class B (2) (298) (7,735)
Svenska Cellulosa AB SCA, Class
B (2) (1) (13)
Swedish Orphan Biovitrum AB (2) (104) (3,179)
Tele2 AB, Class B (2) (160) (2,729)
Trelleborg AB, Class B (2) (311) (11,628)
(329,269)
Switzerland - ( 5 .3 ) %
Bachem Holding AG, Class B (2) (192) (14,292)
Banque Cantonale Vaudoise
(Registered) (2) (29) (3,436)
Barry Callebaut AG (Registered) (2) (44) (60,597)
Belimo Holding AG (Registered) (2) (3) (3,155)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.3)% (continued)
Chocoladefabriken Lindt & Spruengli
AG (2) (1) (15,289)
Cie Financiere Richemont SA
(Registered) (2) (442) (84,848)
EMS-Chemie Holding AG
(Registered) (2) (12) (8,526)
Georg Fischer AG (Registered) (2) (186) (14,617)
Julius Baer Group Ltd. (2) (363) (25,277)
Logitech International SA
(Registered) (2) (234) (25,740)
Lonza Group AG (Registered) (2) (36) (24,071)
Partners Group Holding AG (2) (38) (49,720)
Schindler Holding AG (2) (91) (34,605)
SIG Group AG (2) (257) (2,665)
Sika AG (Registered) (2) (46) (10,330)
Sonova Holding AG (Registered) (2) (65) (17,830)
Straumann Holding AG (Registered)
(2) (396) (42,453)
Swiss Life Holding AG (Registered)
(2) (10) (10,796)
Swisscom AG (Registered) (2) (70) (50,880)
Tecan Group AG (Registered) (2) (54) (9,781)
Temenos AG (Registered) (2) (85) (6,904)
VAT Group AG (2)(b) (174) (69,455)
Ypsomed Holding AG (Registered)
(2) (27) (10,711)
(595,978)
United Kingdom - ( 6 .5 ) %
Aberdeen Group plc (2) (2,828) (7,528)
Associated British Foods plc (2) (2,108) (58,247)
AstraZeneca plc (2) (19) (2,911)
Auto Trader Group plc (2)(b) (2,324) (24,689)
Aviva plc (2) (2,180) (20,167)
Bellway plc (2) (341) (11,297)
BT Group plc (2) (22,837) (58,753)
Bunzl plc (2) (1,119) (35,368)
Convatec Group plc (2)(b) (3,666) (11,446)
Croda International plc (2) (48) (1,750)
DCC plc (2) (31) (1,996)
Diageo plc (2) (622) (14,883)
Games Workshop Group plc (2) (14) (2,744)
Halma plc (2) (579) (26,953)
Inchcape plc (2) (291) (2,711)
Informa plc (2) (1,008) (12,485)
J Sainsbury plc (2) (3,477) (15,633)
Legal & General Group plc (2) (8,826) (28,348)
London Stock Exchange Group plc
(2) (209) (23,969)
M&G plc (2) (2,209) (7,533)
Marks & Spencer Group plc (2) (3,627) (17,795)
National Grid plc (2) (6,526) (93,769)
Pearson plc (2) (571) (8,120)
Rotork plc (2) (2) (9)
Schroders plc (2) (2,796) (14,188)
Segro plc, REIT (2) (54) (477)
Severn Trent plc (2) (49) (1,708)
Smith & Nephew plc (2) (2,442) (44,291)
Spirax Group plc (2) (161) (14,826)
SSE plc (2) (1,476) (34,621)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.5)% (continued)
St James's Place plc (2) (707) (12,101)
Standard Chartered plc (2) (1,951) (37,864)
Unilever plc (2) (723) (42,736)
Weir Group plc (The) (2) (655) (24,161)
Whitbread plc (2) (323) (14,014)
(730,091)
United States - ( 132 .8 ) %
3M Co. (30) (4,655)
AAON, Inc. (822) (76,808)
Abbott Laboratories (603) (80,766)
Acadia Healthcare Co., Inc. (953) (23,596)
AECOM (543) (70,845)
AES Corp. (The) (1,235) (16,253)
Air Products and Chemicals, Inc. (496) (135,268)
Alaska Air Group, Inc. (570) (28,375)
Albertsons Cos., Inc., Class A (1,843) (32,271)
Alcon AG (2) (205) (15,419)
Allegion plc (69) (12,237)
ALLETE, Inc. (328) (21,779)
Alliant Energy Corp. (716) (48,266)
Alphabet, Inc., Class C (107) (26,060)
Amazon.com, Inc. (309) (67,847)
Ameren Corp. (115) (12,004)
American Airlines Group, Inc. (5,562) (62,517)
American Express Co. (376) (124,891)
American Homes 4 Rent, Class A,
REIT (657) (21,845)
American Tower Corp., REIT (14) (2,692)
Americold Realty Trust, Inc., REIT (1,831) (22,411)
Amgen, Inc. (104) (29,349)
API Group Corp. (773) (26,568)
Apollo Global Management, Inc. (569) (75,831)
Appfolio, Inc., Class A (16) (4,411)
Apple, Inc. (135) (34,375)
Applied Industrial Technologies, Inc. (13) (3,394)
Applied Materials, Inc. (265) (54,256)
Arthur J Gallagher & Co. (458) (141,860)
Associated Banc-Corp. (234) (6,016)
Assurant, Inc. (208) (45,053)
AT&T, Inc. (1,162) (32,815)
ATI, Inc. (116) (9,435)
Atmos Energy Corp. (475) (81,106)
Autodesk, Inc. (116) (36,850)
Automatic Data Processing, Inc. (27) (7,925)
AvalonBay Communities, Inc., REIT (233) (45,009)
Avantor, Inc. (2,242) (27,980)
Avery Dennison Corp. (126) (20,433)
Avis Budget Group, Inc. (599) (96,184)
Axon Enterprise, Inc. (44) (31,576)
Baker Hughes Co., Class A (531) (25,870)
Baxter International, Inc. (1,155) (26,299)
Belden, Inc. (185) (22,250)
Bentley Systems, Inc., Class B (751) (38,661)
BILL Holdings, Inc. (1,265) (67,007)
Bio-Rad Laboratories, Inc., Class A (120) (33,647)
Bio-Techne Corp. (597) (33,211)
BJ's Wholesale Club Holdings, Inc. (585) (54,551)
Blackrock, Inc. (18) (20,986)
Boeing Co. (The) (72) (15,540)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
BOK Financial Corp. (94) (10,475)
Brixmor Property Group, Inc., REIT (904) (25,023)
Broadcom, Inc. (155) (51,136)
Brown & Brown, Inc. (137) (12,849)
Brown-Forman Corp., Class B (1,113) (30,140)
Bruker Corp. (1,328) (43,147)
Builders FirstSource, Inc. (475) (57,594)
Bunge Global SA (253) (20,556)
Buzzi SpA (2) (143) (7,880)
BWX Technologies, Inc. (15) (2,766)
BXP, Inc., REIT (164) (12,192)
Cadence Bank (66) (2,478)
Cadence Design Systems, Inc. (112) (39,341)
Caesars Entertainment, Inc. (106) (2,865)
Campbell's Co. (The) (1,105) (34,896)
Carlisle Cos., Inc. (32) (10,527)
Carnival Corp. (1,182) (34,172)
Carnival plc (2) (11) (292)
Casey's General Stores, Inc. (84) (47,487)
Caterpillar, Inc. (45) (21,472)
Cboe Global Markets, Inc. (215) (52,729)
CBRE Group, Inc., Class A (43) (6,775)
CDW Corp. (23) (3,663)
Celanese Corp., Class A (313) (13,171)
CenterPoint Energy, Inc. (2,055) (79,734)
Certara, Inc. (3,596) (43,943)
Chevron Corp. (153) (23,759)
Choice Hotels International, Inc. (275) (29,400)
Cigna Group (The) (63) (18,160)
Cintas Corp. (47) (9,647)
Cisco Systems, Inc. (469) (32,089)
Clarivate plc (3,403) (13,033)
Clean Harbors, Inc. (12) (2,787)
Clearway Energy, Inc., Class C (1,927) (54,438)
Cleveland-Cliffs, Inc. (4,126) (50,337)
CMS Energy Corp. (570) (41,758)
CNX Resources Corp. (135) (4,336)
Coca-Cola Co. (The) (486) (32,232)
Cognizant Technology Solutions
Corp., Class A (63) (4,225)
Coherent Corp. (205) (22,083)
Colgate-Palmolive Co. (681) (54,439)
Comcast Corp., Class A (1,598) (50,209)
Comerica, Inc. (335) (22,954)
ConocoPhillips (623) (58,930)
Consolidated Edison, Inc. (262) (26,336)
Constellation Brands, Inc., Class A (968) (130,360)
Corning, Inc. (728) (59,718)
Corpay, Inc. (9) (2,593)
Costco Wholesale Corp. (26) (24,066)
Coterra Energy, Inc. (451) (10,666)
Coty, Inc., Class A (2,491) (10,064)
Cousins Properties, Inc., REIT (483) (13,978)
Crane NXT Co. (1,032) (69,216)
Credit Acceptance Corp. (53) (24,747)
CSL Ltd. (2) (417) (54,855)
CubeSmart, REIT (927) (37,692)
Cullen/Frost Bankers, Inc. (323) (40,947)
Cytokinetics, Inc. (1,016) (55,839)
Darling Ingredients, Inc. (596) (18,399)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
Datadog, Inc., Class A (402) (57,245)
DaVita, Inc. (254) (33,749)
Deckers Outdoor Corp. (333) (33,756)
Deere & Co. (154) (70,418)
Delta Air Lines, Inc. (248) (14,074)
Dexcom, Inc. (45) (3,028)
Diamondback Energy, Inc. (801) (114,623)
Digital Realty Trust, Inc., REIT (84) (14,522)
Dillard's, Inc., Class A (25) (15,362)
Dollar Tree, Inc. (300) (28,311)
Dominion Energy, Inc. (155) (9,481)
Domino's Pizza, Inc. (56) (24,176)
Donaldson Co., Inc. (381) (31,185)
Dow, Inc. (872) (19,995)
Dropbox, Inc., Class A (1,043) (31,509)
DT Midstream, Inc. (481) (54,382)
Dynatrace, Inc. (58) (2,810)
EastGroup Properties, Inc., REIT (209) (35,375)
Eastman Chemical Co. (291) (18,348)
Eaton Corp. plc (220) (82,335)
Elanco Animal Health, Inc. (515) (10,372)
Element Solutions, Inc. (1,256) (31,614)
Emerson Electric Co. (342) (44,864)
Enphase Energy, Inc. (607) (21,482)
Ensign Group, Inc. (The) (118) (20,387)
Entegris, Inc. (906) (83,769)
Entergy Corp. (669) (62,344)
Envista Holdings Corp. (818) (16,663)
EOG Resources, Inc. (741) (83,081)
EQT Corp. (1,019) (55,464)
Equity LifeStyle Properties, Inc.,
REIT (58) (3,521)
Erie Indemnity Co., Class A (136) (43,270)
Essential Utilities, Inc. (229) (9,137)
Essex Property Trust, Inc., REIT (39) (10,439)
Estee Lauder Cos., Inc. (The), Class
A (210) (18,505)
Etsy, Inc. (906) (60,149)
Evergy, Inc. (720) (54,734)
Eversource Energy (420) (29,879)
Expeditors International of
Washington, Inc. (41) (5,026)
Experian plc (2) (177) (8,890)
Exponent, Inc. (147) (10,214)
Exxon Mobil Corp. (248) (27,962)
FactSet Research Systems, Inc. (60) (17,189)
Fair Isaac Corp. (5) (7,483)
Fastenal Co. (2,028) (99,453)
Ferrovial SE (2) (515) (29,582)
First Citizens BancShares, Inc.,
Class A (20) (35,783)
First Horizon Corp. (282) (6,376)
FirstEnergy Corp. (867) (39,726)
Five Below, Inc. (18) (2,785)
Flagstar Financial, Inc. (3,153) (36,417)
Flex Ltd. (285) (16,521)
Floor & Decor Holdings, Inc., Class
A (1,260) (92,862)
Flowers Foods, Inc. (764) (9,970)
Fluor Corp. (434) (18,258)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
FMC Corp. (640) (21,523)
FNB Corp. (144) (2,320)
Fortinet, Inc. (76) (6,390)
Fortune Brands Innovations, Inc. (102) (5,446)
Fox Corp., Class A (1,845) (116,346)
Franklin Resources, Inc. (115) (2,660)
FTI Consulting, Inc. (144) (23,278)
GATX Corp. (161) (28,143)
Gen Digital, Inc. (1,509) (42,841)
General Mills, Inc. (1,064) (53,647)
Gentex Corp. (1,457) (41,233)
Glacier Bancorp, Inc. (413) (20,101)
Globant SA (734) (42,117)
Globus Medical, Inc., Class A (780) (44,671)
Goldman Sachs Group, Inc. (The) (28) (22,298)
Graco, Inc. (187) (15,888)
Grand Canyon Education, Inc. (5) (1,098)
GXO Logistics, Inc. (377) (19,940)
Halliburton Co. (1,668) (41,033)
Hamilton Lane, Inc., Class A (469) (63,217)
Hancock Whitney Corp. (123) (7,701)
Hayward Holdings, Inc. (184) (2,782)
Healthcare Realty Trust, Inc., REIT (1,950) (35,159)
Healthpeak Properties, Inc., REIT (3,694) (70,740)
HEICO Corp. (189) (61,013)
Henry Schein, Inc. (468) (31,061)
Hershey Co. (The) (589) (110,172)
Hewlett Packard Enterprise Co. (1,913) (46,983)
HF Sinclair Corp. (561) (29,363)
Highwoods Properties, Inc., REIT (924) (29,402)
Hilton Grand Vacations, Inc. (322) (13,463)
Hims & Hers Health, Inc. (1,157) (65,625)
Home BancShares, Inc. (217) (6,141)
Honeywell International, Inc. (92) (19,366)
Hormel Foods Corp. (899) (22,241)
Houlihan Lokey, Inc., Class A (21) (4,312)
Howmet Aerospace, Inc. (64) (12,559)
Hubbell, Inc., Class B (130) (55,940)
Hyatt Hotels Corp., Class A (580) (82,319)
IAC, Inc. (583) (19,863)
IDACORP, Inc. (451) (59,600)
IDEX Corp. (40) (6,510)
IDEXX Laboratories, Inc. (24) (15,333)
Independence Realty Trust, Inc.,
REIT (2,265) (37,123)
Ingersoll Rand, Inc. (939) (77,580)
Insperity, Inc. (218) (10,726)
Inspire Medical Systems, Inc. (223) (16,547)
Intercontinental Exchange, Inc. (43) (7,245)
International Paper Co. (1,231) (57,118)
Intuitive Surgical, Inc. (15) (6,708)
Ionis Pharmaceuticals, Inc. (1,021) (66,794)
IPG Photonics Corp. (106) (8,394)
Iridium Communications, Inc. (989) (17,268)
Jabil, Inc. (103) (22,369)
Jack Henry & Associates, Inc. (345) (51,381)
James Hardie Industries plc,
CHESS (2) (791) (14,680)
Jefferies Financial Group, Inc. (40) (2,617)
Johnson Controls International plc (103) (11,325)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
JPMorgan Chase & Co. (87) (27,442)
KeyCorp (610) (11,401)
Keysight Technologies, Inc. (202) (35,334)
Kilroy Realty Corp., REIT (1,416) (59,826)
Kimberly-Clark Corp. (658) (81,816)
Kinsale Capital Group, Inc. (19) (8,080)
Kite Realty Group Trust, REIT (834) (18,598)
KKR & Co., Inc. (157) (20,402)
KLA Corp. (54) (58,244)
Kraft Heinz Co. (The) (1,920) (49,997)
Kroger Co. (The) (879) (59,253)
Lamb Weston Holdings, Inc. (333) (19,341)
Lantheus Holdings, Inc. (425) (21,798)
Lattice Semiconductor Corp. (38) (2,786)
Lear Corp. (90) (9,055)
Lennar Corp., Class A (22) (2,773)
Lincoln National Corp. (838) (33,797)
Live Nation Entertainment, Inc. (358) (58,497)
LPL Financial Holdings, Inc. (185) (61,548)
Lululemon Athletica, Inc. (170) (30,248)
LyondellBasell Industries NV, Class
A (56) (2,746)
M&T Bank Corp. (168) (33,200)
MACOM Technology Solutions
Holdings, Inc. (201) (25,022)
Madison Square Garden Sports
Corp., Class A (67) (15,209)
Marathon Petroleum Corp. (240) (46,258)
Markel Group, Inc. (2) (3,823)
Marriott International, Inc., Class A (436) (113,552)
Marriott Vacations Worldwide Corp. (143) (9,518)
Marvell Technology, Inc. (386) (32,451)
Marzetti Co. (The) (30) (5,184)
Masimo Corp. (220) (32,461)
Mastercard, Inc., Class A (11) (6,257)
Maximus, Inc. (282) (25,766)
McCormick & Co., Inc. (Non-Voting) (119) (7,962)
McDonald's Corp. (256) (77,796)
MDU Resources Group, Inc. (2,048) (36,475)
Meta Platforms, Inc., Class A (4) (2,938)
Mettler-Toledo International, Inc. (16) (19,642)
Mid-America Apartment
Communities, Inc., REIT (102) (14,252)
Middleby Corp. (The) (250) (33,233)
MKS, Inc. (238) (29,457)
Moderna, Inc. (647) (16,712)
Molson Coors Beverage Co., Class
B (799) (36,155)
Mondelez International, Inc., Class A (1,174) (73,340)
Monster Beverage Corp. (1,690) (113,754)
Moody's Corp. (55) (26,206)
Motorola Solutions, Inc. (111) (50,759)
MSA Safety, Inc. (149) (25,638)
MSC Industrial Direct Co., Inc.,
Class A (406) (37,409)
National Storage Affiliates Trust,
REIT (1,213) (36,657)
nCino, Inc. (1,851) (50,181)
Nestle SA (Registered) (2) (324) (29,755)
Netflix, Inc. (99) (118,692)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
New Jersey Resources Corp. (860) (41,409)
NextEra Energy, Inc. (209) (15,777)
NIKE, Inc., Class B (2,174) (151,592)
NiSource, Inc. (1,385) (59,971)
NNN REIT, Inc., REIT (347) (14,772)
Nordson Corp. (89) (20,199)
Northern Trust Corp. (20) (2,692)
Norwegian Cruise Line Holdings Ltd. (1,115) (27,462)
NOV, Inc. (802) (10,627)
Novanta, Inc. (124) (12,419)
NRG Energy, Inc. (159) (25,750)
nVent Electric plc (421) (41,527)
OGE Energy Corp. (213) (9,856)
Ollie's Bargain Outlet Holdings, Inc. (94) (12,070)
ONE Gas, Inc. (727) (58,843)
ONEOK, Inc. (621) (45,314)
Onto Innovation, Inc. (184) (23,776)
Ormat Technologies, Inc. (442) (42,543)
Parker-Hannifin Corp. (68) (51,554)
Paychex, Inc. (468) (59,324)
Paycom Software, Inc. (264) (54,949)
Penn Entertainment, Inc. (188) (3,621)
Performance Food Group Co. (992) (103,208)
Permian Resources Corp., Class A (3,267) (41,818)
Perrigo Co. plc (650) (14,476)
Pinnacle West Capital Corp. (59) (5,290)
Planet Fitness, Inc., Class A (403) (41,831)
Pool Corp. (107) (33,177)
Portland General Electric Co. (198) (8,712)
PotlatchDeltic Corp., REIT (297) (12,103)
Power Integrations, Inc. (154) (6,192)
PPL Corp. (880) (32,701)
PTC, Inc. (215) (43,649)
Public Service Enterprise Group,
Inc. (253) (21,115)
QIAGEN NV (2) (73) (3,256)
QUALCOMM, Inc. (226) (37,597)
Quanta Services, Inc. (330) (136,758)
QuantumScape Corp. (214) (2,636)
Quest Diagnostics, Inc. (293) (55,840)
QXO, Inc. (5,323) (101,456)
Ralph Lauren Corp., Class A (9) (2,822)
Raymond James Financial, Inc. (26) (4,488)
RBC Bearings, Inc. (53) (20,685)
Realty Income Corp., REIT (486) (29,544)
Regal Rexnord Corp. (162) (23,237)
Regency Centers Corp., REIT (308) (22,453)
Repligen Corp. (22) (2,941)
ResMed, Inc. (155) (42,428)
Revolution Medicines, Inc. (1,337) (62,438)
Revvity, Inc. (513) (44,964)
RingCentral, Inc., Class A (512) (14,510)
RLI Corp. (233) (15,196)
Rocket Cos., Inc., Class A (1,973) (38,237)
Rockwell Automation, Inc. (57) (19,923)
Rollins, Inc. (312) (18,327)
Roper Technologies, Inc. (28) (13,963)
Royal Gold, Inc. (293) (58,770)
RPM International, Inc. (23) (2,711)
RTX Corp. (474) (79,314)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
S&P Global, Inc. (136) (66,193)
Sabra Health Care REIT, Inc., REIT (153) (2,852)
Sarepta Therapeutics, Inc. (944) (18,191)
Schneider Electric SE (2) (164) (46,161)
Schneider National, Inc., Class B (198) (4,190)
SEI Investments Co. (92) (7,806)
Sempra (219) (19,706)
Sensata Technologies Holding plc (1,325) (40,479)
ServiceNow, Inc. (4) (3,681)
Sherwin-Williams Co. (The) (218) (75,485)
Shift4 Payments, Inc., Class A (1,262) (97,679)
Signify NV (2)(b) (250) (6,575)
Silgan Holdings, Inc. (1,171) (50,365)
Sirius XM Holdings, Inc. (406) (9,450)
SiteOne Landscape Supply, Inc. (163) (20,994)
Skyworks Solutions, Inc. (384) (29,560)
SLM Corp. (447) (12,373)
Snap, Inc., Class A (2,670) (20,586)
Snap-on, Inc. (24) (8,317)
Southern Co. (The) (1,257) (119,125)
Southwest Airlines Co. (1,047) (33,410)
Southwest Gas Holdings, Inc. (678) (53,115)
Spire, Inc. (435) (35,461)
Spirit AeroSystems Holdings, Inc.,
Class A (173) (6,678)
STAG Industrial, Inc., REIT (858) (30,279)
Stanley Black & Decker, Inc. (460) (34,192)
Starbucks Corp. (1,976) (167,169)
Stellantis NV (2) (2,335) (21,672)
Strategy, Inc., Class A (210) (67,664)
Stryker Corp. (88) (32,531)
Summit Therapeutics, Inc. (867) (17,912)
Sun Communities, Inc., REIT (57) (7,353)
Super Micro Computer, Inc. (307) (14,718)
Synopsys, Inc. (173) (85,356)
Sysco Corp. (366) (30,136)
Targa Resources Corp. (222) (37,194)
Target Corp. (32) (2,870)
Teledyne Technologies, Inc. (41) (24,028)
Tenaris SA (2) (365) (6,540)
Terex Corp. (56) (2,873)
Tetra Tech, Inc. (319) (10,648)
Texas Instruments, Inc. (168) (30,867)
Timken Co. (The) (286) (21,501)
TopBuild Corp. (22) (8,599)
Tractor Supply Co. (981) (55,789)
Trade Desk, Inc. (The), Class A (402) (19,702)
TransDigm Group, Inc. (72) (94,897)
TransUnion (75) (6,284)
Trimble, Inc. (187) (15,269)
Twilio, Inc., Class A (612) (61,255)
TXNM Energy, Inc. (76) (4,298)
Tyler Technologies, Inc. (56) (29,297)
UFP Industries, Inc. (29) (2,711)
UGI Corp. (1,325) (44,070)
Ulta Beauty, Inc. (145) (79,279)
Ultragenyx Pharmaceutical, Inc. (409) (12,303)
UMB Financial Corp. (123) (14,557)
Under Armour, Inc., Class A (2,466) (12,305)
United Bankshares, Inc. (471) (17,526)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (132.8)% (continued)
United Rentals, Inc. (49) (46,778)
Universal Display Corp. (106) (15,225)
US Bancorp (559) (27,016)
US Foods Holding Corp. (197) (15,094)
Vail Resorts, Inc. (578) (86,451)
Valero Energy Corp. (113) (19,239)
Valley National Bancorp (4,149) (43,979)
Valvoline, Inc. (1,104) (39,645)
Verizon Communications, Inc. (741) (32,567)
VICI Properties, Inc., Class A, REIT (706) (23,023)
Viking Therapeutics, Inc. (2,402) (63,125)
Virtu Financial, Inc., Class A (123) (4,367)
Visa, Inc., Class A (260) (88,759)
Visteon Corp. (22) (2,637)
Vistra Corp. (395) (77,388)
Vornado Realty Trust, REIT (67) (2,716)
W R Berkley Corp. (399) (30,571)
Walt Disney Co. (The) (311) (35,610)
Waste Connections, Inc. (235) (41,313)
Waste Management, Inc. (155) (34,229)
Watsco, Inc. (107) (43,260)
Wayfair, Inc., Class A (399) (35,643)
Webster Financial Corp. (389) (23,122)
WEC Energy Group, Inc. (87) (9,969)
Wells Fargo & Co. (201) (16,848)
Western Alliance Bancorp (410) (35,555)
Western Union Co. (The) (5,955) (47,580)
Westlake Corp. (518) (39,917)
WEX, Inc. (285) (44,896)
Whirlpool Corp. (325) (25,545)
White Mountains Insurance Group
Ltd. (17) (28,416)
Williams-Sonoma, Inc. (80) (15,636)
Willis Towers Watson plc (84) (29,018)
WillScot Holdings Corp. (985) (20,793)
Wingstop, Inc. (11) (2,768)
Wintrust Financial Corp. (166) (21,985)
WP Carey, Inc., REIT (308) (20,812)
WW Grainger, Inc. (62) (59,084)
Wyndham Hotels & Resorts, Inc. (472) (37,713)
Wynn Resorts Ltd. (583) (74,781)
Xcel Energy, Inc. (706) (56,939)
XPO, Inc. (700) (90,489)
YETI Holdings, Inc. (622) (20,638)
Yum! Brands, Inc. (205) (31,160)
Zillow Group, Inc., Class C (369) (28,431)
ZoomInfo Technologies, Inc., Class
A (1,914) (20,882)
(14,862,613)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (1,147) (25,945)
TOTAL COMMON STOCKS
(Proceeds $(23,829,833))                                                     (24,054,689)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Henkel AG & Co. KGaA (Preference)
(2) (459) (37,035)
Sartorius AG (Preference) (2) (77) (18,001)
Volkswagen AG (Preference) (2) (26) (2,818)
TOTAL PREFERRED STOCKS
(Proceeds $(55,759))                                                     (57,854)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
United States - ( 0 .0 ) % †
Walgreens Boots Alliance, Inc., CVR
(3)
(Proceeds $–) (1,143) (1,715)
TOTAL SHORT POSITIONS
(Proceeds $(23,885,592)) (24,114,258)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 64.2%
(Cost $6,027,057) 7,192,584
OTHER ASSETS IN EXCESS OF
LIABILITIES - 35.8% ‡ 4,005,098
NET ASSETS - 100.0% 11,197,682

Schedule of Investments
September 30, 2025 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (419,790) ( 3 .8 ) %
Consumer Discretionary 298,761 2 .7
Consumer Staples (1,226,636) ( 11 .0 )
Energy (159,267) ( 1 .4 )
Financials 1,610,122 14 .4
Health Care 1,101,510 9 .8
Industrials 19,210 0 .2
Information Technology 420,981 3 .8
Materials 275,539 2 .4
Real Estate (91,261) ( 0 .8 )
Utilities (1,298,190) ( 11 .6 )
Investment Companies 5,556,030 49 .6
U.S. Treasury Obligations 1,105,575 9 .9
Total Investments In Securities
At Value 7,192,584 64 .2
Other Assets in Excess of
Liabilities ‡ 4,005,098 35 .8
Net Assets
$ 11,197,682 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $23,528,455. In addition, $1,508,482 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $308,124 of investments in securities and $(198,829) of securities sold short, which represents 2.75% and (1.78)% of net assets of the Fund, respectively.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 Micro E-Mini Index 325 12/2025 USD $ 10,950,469 $ 92,076
Net unrealized appreciation $ 92,076
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 15,500 USD 10,067 CITI 12/17/2025 $ 199
AUD 15,500 USD 10,067 JPMC 12/17/2025 199
EUR 202,500 USD 238,771 CITI 12/17/2025 38
EUR 202,500 USD 238,770 JPMC 12/17/2025 38
JPY 15,000,000 USD 101,931 CITI 12/17/2025 311
JPY 15,000,000 USD 101,931 JPMC 12/17/2025 312
USD 10,975 CAD 15,000 CITI 12/17/2025 158
USD 10,975 CAD 15,000 JPMC 12/17/2025 158

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 66,388 EUR 56,000 CITI 12/17/2025 $ 347
USD 66,388 EUR 56,000 JPMC 12/17/2025 347
USD 188,227 JPY 27,500,000 CITI 12/17/2025 783
USD 188,242 JPY 27,500,000 JPMC 12/17/2025 797
Total unrealized appreciation 3,687
CAD 8,750 USD 6,405 CITI 12/17/2025 (95)
CAD 8,750 USD 6,405 JPMC 12/17/2025 (95)
JPY 5,000,000 USD 34,088 CITI 12/17/2025 (8)
JPY 5,000,000 USD 34,088 JPMC 12/17/2025 (7)
USD 16,817 DKK 107,000 CITI 12/17/2025 (100)
USD 16,817 DKK 107,000 JPMC 12/17/2025 (100)
USD 328,379 EUR 280,000 CITI 12/17/2025 (1,825)
USD 328,380 EUR 280,000 JPMC 12/17/2025 (1,824)
USD 84,914 JPY 12,500,000 CITI 12/17/2025 (288)
USD 84,902 JPY 12,500,000 JPMC 12/17/2025 (300)
Total unrealized depreciation (4,642)
Net unrealized depreciation $ (955)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 3.5%
Consumer Staples - 3 .5%
Food Products - 3 .5%
Archer-Daniels-Midland Co. (1)
26,109 1,559,752
Bunge Global SA (1)
9,921 806,081
Campbell's Co. (The) (1)
17,486 552,208
Conagra Brands, Inc. (1)
32,955 603,406
Darling Ingredients, Inc. (1)*
20,656 637,651
Flowers Foods, Inc. (1)
27,121 353,929
Freshpet, Inc. (1)*
5,242 288,887
General Mills, Inc. (1)
26,252 1,323,626
Hershey Co. (The) (1)
7,629 1,427,004
Hormel Foods Corp. (1)
26,093 645,541
Ingredion, Inc. (1)
6,455 788,220
J M Smucker Co. (The) (1)
7,855 853,053
Kellanova (1)
17,451 1,431,331
Kraft Heinz Co. (The) (1)
42,517 1,107,143
Lamb Weston Holdings, Inc. (1)
10,853 630,342
McCormick & Co., Inc. (Non-Voting)
(1) 15,434 1,032,689
Mondelez International, Inc., Class
A (1) 51,866 3,240,069
Pilgrim's Pride Corp. (1)
15,707 639,589
Post Holdings, Inc. (1)*
6,453 693,568
Seaboard Corp. (1)
158 576,226
Tyson Foods, Inc., Class A (1)
18,428 1,000,640
Total Consumer Staples 20,190,955
TOTAL COMMON STOCKS
(Cost $22,126,134) 20,190,955
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 2 .5%
U.S. Treasury Inflation-Linked Notes
2.13%, 1/15/2035 (a)(b)
(Cost $14,378,158)   $ 14,351,535 14,774,134
SHORT-TERM INVESTMENTS - 82.1%
REPURCHASE AGREEMENTS - 2 .1%
MLIN, 4.31%, dated 9/12/2025,
due 10/9/2025, repurchase price
$12,073,402, collateralized by U.S.
Treasury Inflation-Linked Notes,
2.13%, due 1/15/2035
(Cost $12,034,500) 12,034,500 12,034,500
SHARES
INVESTMENT COMPANIES - 47 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (1)(c)(d) 17,178,354 17,178,354
Limited Purpose Cash Investment
Fund, 4.13% (1)(c) 259,865,913 259,813,940
TOTAL INVESTMENT COMPANIES
(Cost $276,932,770) 276,992,294
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 32 .4%
U.S. Treasury Bills
4.16%, 10/2/2025 (e) $ 1,163,000 1,162,870
4.08%, 10/9/2025 (e) 7,987,000 7,979,791
4.15%, 10/16/2025 (e)(f) 9,873,000 9,856,323
4.13%, 10/23/2025 (e) 281,000 280,308
4.15%, 10/30/2025 (e) 2,278,000 2,270,560
4.19%, 11/13/2025 (e)(f) 15,106,000 15,033,513
4.23%, 11/20/2025 (e) 1,595,000 1,586,205
4.24%, 12/4/2025 (e)(f) 19,430,000 19,295,359
4.24%, 12/11/2025 (e)(f) 4,519,000 4,484,687
4.24%, 12/18/2025 (e) 1,416,000 1,404,137
4.21%, 12/26/2025 (e) 800,000 792,638
4.20%, 1/2/2026 (e)(f) 10,540,000 10,435,069
4.21%, 1/15/2026 (e)(f) 15,467,000 15,294,556
4.20%, 1/22/2026 (e)(f) 7,626,000 7,535,059
4.05%, 2/12/2026 (e)(f) 9,570,000 9,437,040
4.03%, 2/19/2026 (e)(f) 13,766,000 13,564,476
3.80%, 3/12/2026 (e)(f) 49,038,000 48,213,066
3.78%, 3/19/2026 (e)(f) 6,259,000 6,149,344
3.78%, 3/26/2026 (e)(f) 13,820,000 13,568,305
3.79%, 4/2/2026 (e) 635,000 623,061
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $188,905,987) 188,966,367
TOTAL SHORT-TERM INVESTMENTS
(Cost $477,873,257) 477,993,161
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 72,235,368
Expiration Date: 3/20/2026 108 468,828
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 24,747,302
Expiration Date: 3/20/2026 37 733,488
1,202,316
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 $ 91,100,000 391,375

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NOTIONAL
AMOUNT VALUE ($)
Interest Rate Swaptions - 0.1% (continued)
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 $ 106,300,000 267,610
658,985
TOTAL PURCHASED OPTIONS
(Cost $2,377,253) 1,861,301
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.4%
(Cost $516,754,802) 514,819,551
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.6% ‡ 67,717,065
NET ASSETS - 100.0% 582,536,616
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 20,190,955 3 .5%
Purchased Options 1,861,301 0 .3
Investment Companies 276,992,294 47 .6
Repurchase Agreements 12,034,500 2 .1
U.S. Treasury Obligations 203,740,501 34 .9
Total Investments In Securities
At Value 514,819,551 88 .4
Other Assets in Excess of
Liabilities ‡ 67,717,065 11 .6
Net Assets
$ 582,536,616 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) On September 30, 2025, securities valued at $14,774,134 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(b) Inflation-protected security.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Reverse repurchase agreements outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
MLIN 9/8/2025 4.37% 10/9/2025 USD $ 26,712,705
$ 26,712,705
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2025 was $29,615,805 at a net weighted average interest rate of 4.470%.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 0 .56 % EUR 113,000 $ (2,869) $ (16) $ (2,885)
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .56 EUR 113,000 (2,869) (16) (2,885)
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 1,096,000 (24,756) (434) (25,190)
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 1,096,000 (24,755) (434) (25,189)
$ (55,249) $ (900) $ (56,149)
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 26,095,473 $ 3,228,558 $ 69,395 $ 3,297,953
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 26,095,473 3,228,558 69,395 3,297,953
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 27,433,000 1,916,385 308,979 2,225,364
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 27,433,000 1,916,378 308,986 2,225,364
10,289,879 756,755 11,046,634
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 9,256,000 $ (198,520) $ (1,997) $ (200,517)
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .48 USD 9,256,000 (198,521) (1,996) (200,517)
(397,041) (3,993) (401,034)
$ 9,892,838 $ 752,762 $ 10,645,600
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 50,400,000 $ 101,929 $ 16,902 $ 118,831
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 50,400,000 101,940 16,890 118,830
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 18,000,000 (248,507) 364,267 115,760
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 17,900,000 (246,298) 361,415 115,117
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 45,100,000 130,056 64,101 194,157
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 45,200,000 130,758 63,829 194,587
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 30,000,000 (425) 608 183
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 30,000,000 (425) 608 183

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 91,700,000 $ 165,835 $ (21,060) $ 144,775
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 91,700,000 165,949 (21,174) 144,775
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 173,300,000 296,536 (122,757) 173,779
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 173,400,000 296,908 (123,047) 173,861
Pay 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 1,100,000 1,418 1,416 2,834
Pay 1D SHIRON Annual 4.00% Annual 12/18/2030 ILS 1,000,000 1,290 1,288 2,578
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 2,200,000 20,395 (7,424) 12,971
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 2,200,000 20,395 (7,247) 13,148
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 7,400,000 57,256 1,572 58,828
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 7,500,000 57,868 1,430 59,298
Pay 1D SOFR Annual 4.00% Annual 12/15/2055 USD 1,000,000 (17,169) 30,017 12,848
Pay 1D SOFR Annual 4.00% Annual 12/15/2055 USD 1,000,000 (16,883) 29,731 12,848
Pay 1D SOFR Annual 4.00% Annual 3/15/2056 USD 3,300,000 56,959 (14,994) 41,965
Pay 1D SOFR Annual 4.00% Annual 3/15/2056 USD 3,400,000 58,959 (14,994) 43,965
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 38,800,000 454,513 (90,368) 364,145
Pay 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 38,800,000 454,434 (90,290) 364,144
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 112,900,000 4,063,949 (377,097) 3,686,852
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 112,900,000 4,066,470 (379,617) 3,686,853
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 495,600,000 15,668 (9,909) 5,759
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 495,600,000 15,668 (9,909) 5,759
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 212,000,000 8,804 (4,631) 4,173
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 212,000,000 8,804 (4,631) 4,173
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 388,600,000 (21,038) 26,000 4,962
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 388,600,000 (21,038) 26,000 4,962
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 150,600,000 (10,742) 10,810 68
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 150,600,000 (10,742) 10,810 68
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 140,900,000 8,961 45,981 54,942
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 140,900,000 8,961 45,981 54,942
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 73,400,000 29,036 (6,187) 22,849
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 73,400,000 29,036 (6,187) 22,849
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 2,427,200,000 763,739 87,137 850,876
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 2,427,200,000 763,739 87,137 850,876
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 3,313,300,000 1,020,771 8,745 1,029,516
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 3,313,400,000 1,020,803 8,752 1,029,555
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 155,700,000 420,506 (402,841) 17,665
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 155,700,000 421,298 (403,640) 17,658
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 128,400,000 137,580 270,074 407,654
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 128,300,000 137,201 270,138 407,339
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 900,000 931 7,369 8,300
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 900,000 902 7,398 8,300
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 13,800,000 32,246 67,226 99,472
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 13,900,000 32,831 67,398 100,229
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 15,000,000 (13,382) 205,445 192,063
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 14,900,000 (13,324) 204,105 190,781
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 36,100,000 419,814 (41,967) 377,847
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 36,000,000 417,756 (40,955) 376,801
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 66,000,000 880,156 (306,404) 573,752
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 65,900,000 879,574 (306,677) 572,897
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 4,500,000 90,725 (1,860) 88,865
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 4,500,000 94,106 (5,226) 88,880
Pay 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 29,100,000 7,974 (4,948) 3,026
Pay 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 29,100,000 7,974 (4,948) 3,026
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 99,800,000 10,873 (8,618) 2,255
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 99,800,000 10,873 (8,618) 2,255
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 3,775,000,000 (6,990) 9,161 2,171
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 3,775,000,000 (6,990) 9,161 2,171
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 6,704,100,000 421 6,028 6,449

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 6,704,100,000 $ 421 $ 6,028 $ 6,449
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 69,100,000 81,749 3,670 85,419
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 69,000,000 81,631 3,664 85,295
Receive 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 4,800,000 10,578 316 10,894
Receive 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 4,800,000 10,578 316 10,894
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 3,071,400,000 (1,039) 7,852 6,813
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 3,071,400,000 (1,039) 7,852 6,813
Receive 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 645,000,000 (686) 1,683 997
Receive 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 645,000,000 (686) 1,683 997
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 38,700,000 246,544 (225,562) 20,982
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 38,800,000 247,194 (226,155) 21,039
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 1,300,000 1,743 384 2,127
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 1,300,000 1,743 384 2,127
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 93,200,000 200,636 333,641 534,277
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 93,100,000 200,096 333,616 533,712
Receive 1D SOFR Annual 3.50% Annual 3/19/2036 USD 93,800,000 1,093,911 230,917 1,324,828
Receive 1D SOFR Annual 3.50% Annual 3/19/2036 USD 93,700,000 1,092,710 230,779 1,323,489
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 47,400,000 222,393 54,457 276,850
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 47,500,000 222,919 54,457 277,376
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 186,600,000 925,777 43,979 969,756
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 186,700,000 926,288 43,986 970,274
Receive 1D SORA Semi 1.50% Semi 3/19/2031 SGD 600,000 (1,488) 3,152 1,664
Receive 1D SORA Semi 1.50% Semi 3/19/2031 SGD 600,000 (1,488) 3,152 1,664
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 40,692,500,000 (612,939) 735,543 122,604
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 40,692,400,000 (612,605) 735,209 122,604
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 55,796,100,000 (189,555) 882,788 693,233
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 55,796,100,000 (189,642) 882,875 693,233
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 5,184,500,000 (492,363) 606,908 114,545
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 5,184,500,000 (492,822) 607,367 114,545
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 2,600,000,000 (1,447) 14,434 12,987
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 2,600,000,000 (1,447) 14,434 12,987
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 657,500,000 16,298 44,786 61,084
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 657,500,000 16,298 44,786 61,084
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 290,900,000 28,177 (1,546) 26,631
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 290,900,000 28,177 (1,546) 26,631
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 130,000,000 24,880 30,348 55,228
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 130,000,000 24,880 30,348 55,228
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 66,700,000 28,726 1,171 29,897
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 66,700,000 28,726 1,171 29,897
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 200,000 946 915 1,861
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 200,000 946 915 1,861
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 4,100,000 23,352 20,816 44,168
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 4,100,000 22,931 21,237 44,168
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 2,780,000,000 (18,911) 43,255 24,344
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 2,780,000,000 (18,911) 43,255 24,344
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 1,951,500,000 5,646 3,659 9,305
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 1,951,500,000 5,646 3,659 9,305
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 1,640,000,000 30,968 22,957 53,925
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 1,640,000,000 30,968 22,957 53,925
Receive 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 731,400,000 16,923 7,021 23,944
Receive 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 731,400,000 16,923 7,021 23,944
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 15,400,000 328,650 (9,623) 319,027
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 15,400,000 326,920 (7,838) 319,082
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 65,200,000 1,248,427 293,373 1,541,800
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 65,100,000 1,245,600 293,792 1,539,392
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 240,200,000 (95,615) 150,937 55,322
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 240,300,000 (95,640) 150,985 55,345

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,126,500,000 $ (547,133) $ 728,691 $ 181,558
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,126,500,000 (547,135) 728,694 181,559
22,912,923 7,656,710 30,569,633
Pay 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 1,855,000,000 (5,250) 754 (4,496)
Pay 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 1,855,000,000 (5,250) 754 (4,496)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 600,000 (4,634) (2,088) (6,722)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 700,000 (7,141) (702) (7,843)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 30,300,000 (349,238) (46,954) (396,192)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 30,300,000 (349,427) (46,825) (396,252)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 342,800,000 (1,257,092) (251,146) (1,508,238)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 342,800,000 (1,256,431) (251,979) (1,508,410)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 7,600,000 (93,714) (7,861) (101,575)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 7,500,000 (92,481) (7,912) (100,393)
Pay 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 12,400,000 (419,467) 33,555 (385,912)
Pay 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 12,500,000 (419,245) 30,221 (389,024)
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 6,100,000 (308,061) 107,164 (200,897)
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 6,100,000 (317,012) 116,115 (200,897)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 9,000,000 (25,506) (17,769) (43,275)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 9,000,000 (25,506) (17,769) (43,275)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 10,300,000 (42,945) (12,401) (55,346)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 10,300,000 (42,945) (12,401) (55,346)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 1,200,000 2,303 (4,127) (1,824)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 1,300,000 2,498 (4,475) (1,977)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 179,100,000 (22,354) (14,679) (37,033)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 179,100,000 (22,354) (14,679) (37,033)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 83,000,000 (20,145) 1,146 (18,999)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 83,000,000 (20,145) 1,146 (18,999)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 9,955,000,000 (284,747) (474,468) (759,215)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 9,955,000,000 (284,747) (474,468) (759,215)
Pay 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 6,662,500,000 (399,417) (196,000) (595,417)
Pay 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 6,662,500,000 (399,417) (196,000) (595,417)
Pay 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 626,500,000 (14,890) (14,435) (29,325)
Pay 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 626,500,000 (14,890) (14,435) (29,325)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 39,500,000 (2,137) (5,297) (7,434)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 39,500,000 (2,137) (5,297) (7,434)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 6,500,000 (1,297) 94 (1,203)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 6,500,000 (1,297) 94 (1,203)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 92,500,000 (56,665) (43,665) (100,330)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 92,500,000 (56,665) (43,665) (100,330)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 18,500,000 (20,891) (338) (21,229)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 18,500,000 (20,891) (338) (21,229)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 2,750,000,000 2,861 (2,915) (54)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 2,750,000,000 2,861 (2,915) (54)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 3,600,000,000 (9,550) (10,304) (19,854)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 3,600,000,000 (9,550) (10,304) (19,854)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 114,800,000 (27,059) 5,383 (21,676)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 114,800,000 (27,059) 5,383 (21,676)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 515,800,000 (120,949) 38,894 (82,055)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 515,800,000 (120,949) 38,895 (82,054)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 100,800,000 $ 14,530 $ (30,222) $ (15,692)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 100,800,000 14,530 (30,222) (15,692)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 6,700,000 (2,080) 29 (2,051)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 6,700,000 (2,080) 29 (2,051)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 130,000,000 (25,320) (548) (25,868)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 130,000,000 (25,243) (625) (25,868)
Pay 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 558,400,000 (108,986) (60,058) (169,044)
Pay 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 558,500,000 (109,064) (60,002) (169,066)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 76,900,000 (157,414) (144,190) (301,604)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 76,900,000 (156,453) (145,152) (301,605)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 452,800,000 (1,233,553) (869,528) (2,103,081)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 452,900,000 (1,233,655) (869,891) (2,103,546)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 54,600,000 29,423 (41,956) (12,533)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 54,600,000 29,423 (41,956) (12,533)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 58,200,000 63,994 (73,231) (9,237)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 58,100,000 63,884 (73,105) (9,221)
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 6,600,000 905 (5,493) (4,588)
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 6,700,000 934 (5,592) (4,658)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 98,500,000 103,948 (169,508) (65,560)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 98,500,000 103,948 (169,508) (65,560)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 231,000,000 (20,912) (30,673) (51,585)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 231,000,000 (20,912) (30,673) (51,585)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 112,600,000 (15,223) (15,416) (30,639)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 112,600,000 (15,223) (15,416) (30,639)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 800,000 (819) (477) (1,296)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 700,000 (611) (523) (1,134)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 3,800,000 (4,990) (815) (5,805)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 3,800,000 (4,871) (934) (5,805)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 2,705,000,000 (29,085) 9,860 (19,225)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 2,705,000,000 (29,085) 9,860 (19,225)
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 187,800,000 (373,054) (13,532) (386,586)
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 187,800,000 (373,043) (13,543) (386,586)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 8,950,000,000 (10,886) 9,074 (1,812)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 8,950,000,000 (10,886) 9,074 (1,812)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 3,894,900,000 (5,139) 4,005 (1,134)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 3,894,900,000 (5,139) 4,005 (1,134)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 270,000,000 (27,906) 1,689 (26,217)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 270,000,000 (27,906) 1,689 (26,217)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 10,700,000 (119,705) 91,258 (28,447)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 10,700,000 (119,013) 90,566 (28,447)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 152,300,000 (1,928,021) 593,762 (1,334,259)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 152,400,000 (1,927,677) 592,541 (1,335,136)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 30,500,000 (1,173,401) 88,761 (1,084,640)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 30,500,000 (1,172,346) 87,771 (1,084,575)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 100,000,000 (219,500) 209,847 (9,653)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 100,000,000 (219,703) 209,961 (9,742)
Receive 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 34,700,000 (39,122) (96,529) (135,651)
Receive 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 34,600,000 (39,009) (96,235) (135,244)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 3,700,000 (6,863) (29,824) (36,687)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 3,700,000 (6,009) (30,800) (36,809)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 6,454,700,000 (12,531) 11,693 (838)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 6,454,700,000 (12,531) 11,693 (838)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 84,100,000 (29,702) 13,366 (16,336)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 84,100,000 (29,708) 13,372 (16,336)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 87,600,000 (53,886) 22,051 (31,835)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 87,600,000 (53,845) 22,009 (31,836)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 53,800,000 (24,381) 13,159 (11,222)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 53,700,000 $ (24,326) $ 13,124 $ (11,202)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 62,100,000 (37,153) 21,410 (15,743)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 62,000,000 (37,211) 21,494 (15,717)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 3,500,000 (2,613) 852 (1,761)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 3,500,000 (2,613) 852 (1,761)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 22,200,000 (11,391) 5,436 (5,955)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 22,200,000 (11,391) 5,436 (5,955)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 7,700,000 (23,747) 5,832 (17,915)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 7,800,000 (24,028) 5,880 (18,148)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 79,700,000 (158,970) 1,225 (157,745)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 79,600,000 (159,061) 1,513 (157,548)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 93,900,000 (592,215) 375,345 (216,870)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 93,800,000 (591,246) 374,607 (216,639)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 57,600,000 (360,108) 287,262 (72,846)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 57,600,000 (359,882) 287,036 (72,846)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 4,700,000 (56,802) 32,992 (23,810)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 4,700,000 (57,117) 33,306 (23,811)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 109,800,000 (859,667) 502,999 (356,668)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 109,800,000 (859,193) 502,524 (356,669)
Receive 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 6,100,000 (125,172) (8,941) (134,113)
Receive 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 6,200,000 (127,607) (8,704) (136,311)
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 24,700,000 (17,915) 16,845 (1,070)
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 24,700,000 (17,942) 16,872 (1,070)
Receive 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 12,100,000 (3,342) (2,518) (5,860)
Receive 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 12,100,000 (3,342) (2,518) (5,860)
(22,286,050) (383,905) (22,669,955)
$ 626,873 $ 7,272,805 $ 7,899,678
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/30/2025 HKD 1,345,600 $ 3,689
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/30/2025 HKD 74,214,000 149,424
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 202,534,507 1,114,091
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/11/2025 KRW 28,788,925,000 1,668,667
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/15/2025 TWD 591,728,400 354,948
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.15%)
Monthly GSIN 12/17/2025 AUD (4,911,994) 8,206
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 BRL 29,303,723 118,741
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 HKD 17,040,545 109,064

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.45%)
Monthly GSIN 12/17/2025 USD (1,711,417) $ 31,700
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.08%)
Monthly GSIN 12/17/2025 EUR (1,768,443) –
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 HKD 73,006,626 6,626
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.28%)
Monthly GSIN 12/17/2025 SGD (9,993,789) 110,593
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 EUR 394,797 14,531
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.08%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 SEK 27,303,335 3,452
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.18%)
Monthly GSIN 12/17/2025 CHF (12,354,961) 257,275

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 GBP 18,951 $ 205
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly BANA 12/17/2025 ILS 16,295,656 92,107
Total unrealized appreciation 4,043,319
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR (3,964,296) (145,938)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 12/19/2025 CHF (5,689,820) (39,573)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 PLN (7,085,360) (3,998)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.35%)
Monthly GSIN 12/17/2025 CAD (3,613,855) (79,687)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.51%)
Monthly GSIN 12/17/2025 EUR (478,117) (260)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 JPY 994,989 (5)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS plus or
minus a specified
spread (-0.40%)
Monthly GSIN 12/17/2025 MXN (230,495,984) (459,163)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.27%)
Monthly GSIN 12/17/2025 EUR (4,991,291) $ (546,946)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.85%)
Monthly GSIN 12/17/2025 PLN (15,412,785) (1,979)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.00%)
Monthly GSIN 12/17/2025 ZAR (122,360,164) (462,176)
Total unrealized depreciation (1,739,725)
Net unrealized appreciation $ 2,303,594
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1,354 10/2025 USD $ 89,404,620 $ (1,471,144)
Hang Seng Index 61 10/2025 HKD 10,547,690 224,004
HSCEI 11 10/2025 HKD 676,797 11,328
IBEX 35 Index 84 10/2025 EUR 15,294,119 237,218
LME Aluminum Base Metal 1 10/2025 USD 67,016 1,173
LME Aluminum Base Metal 3 10/2025 USD 201,210 6,842
LME Aluminum Base Metal 4 10/2025 USD 268,070 6,927
LME Aluminum Base Metal 5 10/2025 USD 335,131 4,643
LME Aluminum Base Metal 6 10/2025 USD 402,108 18,284
LME Aluminum Base Metal 10 10/2025 USD 670,170 17,202
LME Aluminum Base Metal 13 10/2025 USD 871,260 11,197
LME Aluminum Base Metal 18 10/2025 USD 1,205,698 30,601
LME Aluminum Base Metal 20 10/2025 USD 1,339,440 37,507
LME Aluminum Base Metal 21 10/2025 USD 1,407,950 49,027
LME Aluminum Base Metal 22 10/2025 USD 1,474,314 16,098
LME Aluminum Base Metal 26 10/2025 USD 1,743,170 71,372
LME Aluminum Base Metal 15 10/2025 USD 1,005,581 30,973
LME Aluminum Base Metal 15 10/2025 USD 1,005,206 12,953
LME Aluminum Base Metal 24 10/2025 USD 1,609,086 49,595
LME Aluminum Base Metal 24 10/2025 USD 1,609,686 58,239
LME Copper Base Metal 1 10/2025 USD 256,211 8,799
LME Copper Base Metal 1 10/2025 USD 255,638 5,785
LME Copper Base Metal 3 10/2025 USD 768,559 28,064
LME Copper Base Metal 2 10/2025 USD 512,663 26,004

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 10/2025 USD $ 512,675 $ 31,384
LME Copper Base Metal 2 10/2025 USD 512,651 23,489
LME Copper Base Metal 7 10/2025 USD 1,794,147 76,466
LME Copper Base Metal 4 10/2025 USD 1,022,707 22,395
LME Copper Base Metal 4 10/2025 USD 1,024,921 33,448
LME Copper Base Metal 9 10/2025 USD 2,305,451 90,528
LME Copper Base Metal 15 10/2025 USD 3,838,912 231,903
LME Copper Base Metal 30 10/2025 USD 7,681,650 480,041
LME Copper Base Metal 37 10/2025 USD 9,468,134 576,944
LME Copper Base Metal 22 10/2025 USD 5,633,716 347,358
LME Copper Base Metal 22 10/2025 USD 5,634,079 300,296
LME Lead Base Metal 2 10/2025 USD 97,793 (3,554)
LME Lead Base Metal 1 10/2025 USD 48,809 (1,360)
LME Lead Base Metal 1 10/2025 USD 48,959 (1,707)
LME Lead Base Metal 4 10/2025 USD 195,933 (5,403)
LME Lead Base Metal 5 10/2025 USD 244,110 (5,829)
LME Lead Base Metal 7 10/2025 USD 342,188 (9,357)
LME Lead Base Metal 3 10/2025 USD 146,727 (5,760)
LME Lead Base Metal 3 10/2025 USD 146,466 (2,329)
LME Lead Base Metal 3 10/2025 USD 146,913 (4,070)
LME Lead Base Metal 13 10/2025 USD 636,945 (3,346)
LME Nickel Base Metal 1 10/2025 USD 90,429 340
LME Nickel Base Metal 1 10/2025 USD 90,499 (644)
LME Nickel Base Metal 5 10/2025 USD 452,610 1,359
LME Nickel Base Metal 6 10/2025 USD 543,187 833
LME Nickel Base Metal 3 10/2025 USD 270,929 (3,762)
LME Nickel Base Metal 3 10/2025 USD 271,704 (6,710)
LME Nickel Base Metal 2 10/2025 USD 181,026 1,020
LME Nickel Base Metal 2 10/2025 USD 180,653 (4,359)
LME Nickel Base Metal 2 10/2025 USD 180,891 (2,415)
LME Nickel Base Metal 9 10/2025 USD 815,358 (24,908)
LME Nickel Base Metal 11 10/2025 USD 996,347 (26,752)
LME Nickel Base Metal 12 10/2025 USD 1,087,979 (1,417)
LME Nickel Base Metal 16 10/2025 USD 1,451,311 23,263
LME Nickel Base Metal 10 10/2025 USD 905,862 (26,868)
LME Nickel Base Metal 10 10/2025 USD 906,859 1,075
LME Nickel Base Metal 10 10/2025 USD 906,439 (7,991)
LME Zinc Base Metal 1 10/2025 USD 75,318 6,604
LME Zinc Base Metal 2 10/2025 USD 149,717 14,717
LME Zinc Base Metal 4 10/2025 USD 300,073 26,959
LME Zinc Base Metal 8 10/2025 USD 603,196 56,572
LME Zinc Base Metal 14 10/2025 USD 1,045,209 80,246
LME Zinc Base Metal 15 10/2025 USD 1,119,742 72,546
LME Zinc Base Metal 19 10/2025 USD 1,418,184 87,812
LME Zinc Base Metal 28 10/2025 USD 2,088,338 104,650
LME Zinc Base Metal 18 10/2025 USD 1,345,203 135,446
LME Zinc Base Metal 18 10/2025 USD 1,348,218 123,214
LME Zinc Base Metal 20 10/2025 USD 1,493,920 98,813
LME Zinc Base Metal 20 10/2025 USD 1,491,835 60,683
LME Zinc Base Metal 17 10/2025 USD 1,274,035 106,034
LME Zinc Base Metal 17 10/2025 USD 1,268,557 60,473
LME Zinc Base Metal 17 10/2025 USD 1,268,761 71,430
LME Zinc Base Metal 17 10/2025 USD 1,268,200 53,809
Natural Gas 145 10/2025 GBP 4,712,429 (206,021)
OMXS30 Index 124 10/2025 SEK 3,510,155 43,481
RBOB Gasoline 42 10/2025 USD 3,390,937 4,145
SGX FTSE China A50 Index 826 10/2025 USD 12,484,990 (38,473)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SGX FTSE Taiwan Index 190 10/2025 USD $ 16,250,700 $ (131,538)
LME Aluminum Base Metal 1 11/2025 USD 67,029 2,435
LME Aluminum Base Metal 3 11/2025 USD 201,088 4,054
LME Aluminum Base Metal 5 11/2025 USD 334,896 13,200
LME Aluminum Base Metal 10 11/2025 USD 670,247 27,778
LME Aluminum Base Metal 12 11/2025 USD 804,351 19,675
LME Aluminum Base Metal 14 11/2025 USD 938,410 22,318
LME Aluminum Base Metal 18 11/2025 USD 1,205,973 29,374
LME Aluminum Base Metal 9 11/2025 USD 603,263 18,731
LME Aluminum Base Metal 9 11/2025 USD 603,263 25,054
LME Aluminum Base Metal 8 11/2025 USD 535,634 16,296
LME Aluminum Base Metal 8 11/2025 USD 536,160 22,654
LME Aluminum Base Metal 8 11/2025 USD 535,988 9,357
LME Aluminum Base Metal 27 11/2025 USD 1,809,790 50,842
LME Copper Base Metal 4 11/2025 USD 1,025,517 56,106
LME Copper Base Metal 4 11/2025 USD 1,025,779 52,268
LME Copper Base Metal 3 11/2025 USD 769,245 31,567
LME Copper Base Metal 3 11/2025 USD 769,352 38,394
LME Copper Base Metal 3 11/2025 USD 769,263 38,605
LME Copper Base Metal 9 11/2025 USD 2,307,832 117,996
LME Copper Base Metal 5 11/2025 USD 1,281,941 71,584
LME Copper Base Metal 5 11/2025 USD 1,281,807 69,277
LME Copper Base Metal 7 11/2025 USD 1,794,613 100,354
LME Copper Base Metal 7 11/2025 USD 1,794,572 103,235
LME Copper Base Metal 15 11/2025 USD 3,849,011 148,303
LME Copper Base Metal 30 11/2025 USD 7,692,270 381,184
LME Lead Base Metal 1 11/2025 USD 49,280 (52)
LME Lead Base Metal 2 11/2025 USD 98,571 (497)
LME Lead Base Metal 3 11/2025 USD 147,535 (2,900)
LME Lead Base Metal 8 11/2025 USD 394,098 (123)
LME Lead Base Metal 5 11/2025 USD 245,330 (246)
LME Lead Base Metal 5 11/2025 USD 246,631 (2,007)
LME Lead Base Metal 10 11/2025 USD 490,520 (2,304)
LME Lead Base Metal 11 11/2025 USD 540,034 (10,546)
LME Lead Base Metal 16 11/2025 USD 786,628 (15,598)
LME Nickel Base Metal 1 11/2025 USD 90,849 (875)
LME Nickel Base Metal 2 11/2025 USD 181,807 1,910
LME Nickel Base Metal 3 11/2025 USD 272,953 (1,874)
LME Nickel Base Metal 7 11/2025 USD 636,068 1,367
LME Nickel Base Metal 9 11/2025 USD 816,859 3,327
LME Nickel Base Metal 10 11/2025 USD 907,969 (1,061)
LME Nickel Base Metal 14 11/2025 USD 1,271,280 318
LME Nickel Base Metal 8 11/2025 USD 726,207 7,143
LME Nickel Base Metal 8 11/2025 USD 726,865 (9,479)
LME Nickel Base Metal 26 11/2025 USD 2,366,147 (15,604)
LME Zinc Base Metal 1 11/2025 USD 74,378 4,783
LME Zinc Base Metal 10 11/2025 USD 743,327 40,409
LME Zinc Base Metal 18 11/2025 USD 1,338,440 75,869
Low Sulphur Gasoil 364 11/2025 USD 25,006,800 241,968
Australia 10 Year Bond 1,008 12/2025 AUD 75,431,327 (294,135)
Australia 3 Year Bond 54 12/2025 AUD 3,814,464 (15,910)
Cocoa 7 12/2025 USD 472,430 (64,368)
Coffee 'C' 34 12/2025 USD 4,779,337 855,548
Copper 10 12/2025 USD 1,214,125 46,366
Corn 462 12/2025 USD 9,598,050 250,592
DAX Index 6 12/2025 EUR 4,228,517 19,785
ECX Emission 161 12/2025 EUR 14,312,750 172,753

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro STOXX 50 Index 22 12/2025 EUR $ 1,431,190 $ 4,766
Euro-Bund 648 12/2025 EUR 97,753,188 180,236
Euro-Buxl 137 12/2025 EUR 18,374,916 49,782
Euro-OAT 216 12/2025 EUR 30,766,121 146,283
Euro-Schatz 2,614 12/2025 EUR 328,287,368 (460,333)
FTSE 100 Index 47 12/2025 GBP 5,946,509 52,874
KOSPI 200 Index 318 12/2025 KRW 26,962,742 2,290,416
Lean Hogs 33 12/2025 USD 1,171,170 2,427
Live Cattle 53 12/2025 USD 4,977,230 12,891
LME Aluminum Base Metal 3 12/2025 USD 200,935 (674)
LME Aluminum Base Metal 4 12/2025 USD 267,913 3,678
LME Aluminum Base Metal 5 12/2025 USD 334,891 1,376
LME Aluminum Base Metal 7 12/2025 USD 469,014 (777)
LME Aluminum Base Metal 11 12/2025 USD 737,520 (7,834)
LME Aluminum Base Metal 6 12/2025 USD 402,396 (1,443)
LME Aluminum Base Metal 6 12/2025 USD 402,368 4,398
LME Aluminum Base Metal 13 12/2025 USD 871,163 1,114
LME Aluminum Base Metal 21 12/2025 USD 1,408,313 (4,387)
LME Aluminum Base Metal 25 12/2025 USD 1,675,250 8,472
LME Aluminum Base Metal 33 12/2025 USD 2,211,173 65,400
LME Aluminum Base Metal 29 12/2025 USD 1,944,740 48,678
LME Aluminum Base Metal 29 12/2025 USD 1,944,740 50,535
LME Aluminum Base Metal 278 12/2025 USD 18,632,185 332,473
LME Copper Base Metal 1 12/2025 USD 256,773 3,273
LME Copper Base Metal 2 12/2025 USD 513,275 14,420
LME Copper Base Metal 3 12/2025 USD 769,912 20,655
LME Copper Base Metal 7 12/2025 USD 1,797,063 31,268
LME Copper Base Metal 8 12/2025 USD 397,700 (1,672,666)
LME Copper Base Metal 5 12/2025 USD 1,283,554 33,401
LME Copper Base Metal 5 12/2025 USD 1,282,816 36,191
LME Copper Base Metal 10 12/2025 USD 2,566,110 71,102
LME Copper Base Metal 16 12/2025 USD 4,107,672 145,007
LME Copper Base Metal 18 12/2025 USD 4,619,052 161,157
LME Copper Base Metal 13 12/2025 USD 3,337,077 113,352
LME Copper Base Metal 13 12/2025 USD 3,337,263 10,806
LME Copper Base Metal 33 12/2025 USD 8,469,038 (64,142)
LME Copper Base Metal 127 12/2025 USD 32,611,790 629,823
LME Lead Base Metal 1 12/2025 USD 49,451 (201)
LME Lead Base Metal 1 12/2025 USD 49,466 (636)
LME Lead Base Metal 1 12/2025 USD 49,531 (557)
LME Lead Base Metal 2 12/2025 USD 99,098 (1,388)
LME Lead Base Metal 2 12/2025 USD 99,115 (891)
LME Lead Base Metal 5 12/2025 USD 246,805 (2,208)
LME Lead Base Metal 7 12/2025 USD 345,487 (4,882)
LME Lead Base Metal 29 12/2025 USD 1,441,010 (12,361)
LME Lead Base Metal 119 12/2025 USD 5,896,361 (49,044)
LME Nickel Base Metal 2 12/2025 USD 182,282 (1,324)
LME Nickel Base Metal 1 12/2025 USD 91,323 –
LME Nickel Base Metal 1 12/2025 USD 17,760 (73,783)
LME Nickel Base Metal 3 12/2025 USD 273,455 386
LME Nickel Base Metal 4 12/2025 USD 364,726 2,554
LME Nickel Base Metal 5 12/2025 USD 457,005 652
LME Nickel Base Metal 9 12/2025 USD 821,126 (14,821)
LME Nickel Base Metal 14 12/2025 USD 1,276,731 (13,551)
LME Nickel Base Metal 7 12/2025 USD 639,345 (2,624)
LME Nickel Base Metal 7 12/2025 USD 639,345 (6,582)
LME Nickel Base Metal 39 12/2025 USD 3,559,241 (16,573)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 12/2025 USD $ 148,632 $ 4,526
LME Zinc Base Metal 1 12/2025 USD 74,303 1,226
LME Zinc Base Metal 1 12/2025 USD 74,054 1,125
LME Zinc Base Metal 4 12/2025 USD 296,000 5,358
LME Zinc Base Metal 3 12/2025 USD 222,348 5,149
LME Zinc Base Metal 3 12/2025 USD 222,836 (673)
LME Zinc Base Metal 5 12/2025 USD 370,119 10,016
LME Zinc Base Metal 5 12/2025 USD 371,767 16,753
LME Zinc Base Metal 6 12/2025 USD 2,285,250 1,842,789
LME Zinc Base Metal 6 12/2025 USD 446,008 16,994
LME Zinc Base Metal 6 12/2025 USD 446,046 15,528
LME Zinc Base Metal 192 12/2025 USD 14,251,872 741,479
Long Gilt 642 12/2025 GBP 78,485,405 425,410
MSCI EAFE Index 16 12/2025 USD 2,228,240 (4,979)
MSCI Emerging Markets Index 163 12/2025 USD 11,081,555 110,362
NASDAQ 100 E-Mini Index 56 12/2025 USD 27,889,960 661,499
Palladium 7 12/2025 USD 901,180 108,517
Russell 2000 E-Mini Index 132 12/2025 USD 16,206,300 97,978
S&P Midcap 400 E-Mini Index 104 12/2025 USD 34,176,480 (340,963)
S&P/TSX 60 Index 9 12/2025 CAD 2,292,908 39,441
Soybean Meal 271 12/2025 USD 7,406,430 (563,989)
TOPIX Index 184 12/2025 JPY 39,080,637 (7,859)
U.S. Treasury 5 Year Note 4,014 12/2025 USD 438,247,268 (753,466)
U.S. Treasury Long Bond 1 12/2025 USD 116,625 (1,058)
Wheat 193 12/2025 USD 4,902,200 (225,413)
Aluminum 1 1/2026 USD 65,962 497
Sugar No. 11 264 2/2026 USD 4,908,288 36,051
3 Month Euro Euribor 462 3/2026 EUR 132,904,280 (81,703)
90-Day New Zealand Bill 13 3/2026 NZD 7,492,228 6,643
3 Month CORRA 1,553 6/2026 CAD 272,726,306 76,059
3 Month SARON 4 6/2026 CHF 1,257,396 (1,713)
3 Month SOFR 140 6/2026 USD 33,775,000 (5,781)
3 Month SONIA 1,064 6/2026 GBP 344,328,023 (330,682)
90-Day New Zealand Bill 14 6/2026 NZD 8,068,157 7,806
Platinum 33 8/2026 JPY 832,336 104,132
3 Month CORRA 313 9/2026 CAD 54,969,543 8,845
3 Month SARON 27 9/2026 CHF 8,488,270 (5,240)
3 Month SOFR 102 9/2026 USD 24,661,050 (4,732)
3 Month SONIA 300 9/2026 GBP 97,175,750 (155,096)
90-Day Australian Bank Bill 19 9/2026 AUD 12,466,861 (6,280)
90-Day New Zealand Bill 12 9/2026 NZD 6,914,377 4,017
3 Month CORRA 47 12/2026 CAD 8,251,257 1,063
3 Month SARON 28 12/2026 CHF 8,802,211 (2,433)
3 Month SOFR 101 12/2026 USD 24,453,362 (15,640)
3 Month SONIA 297 12/2026 GBP 96,248,929 (132,350)
3 Month Euro Euribor 126 3/2027 EUR 36,209,639 (51,972)
3 Month SARON 24 3/2027 CHF 7,543,245 (1,317)
3 Month SOFR 14 3/2027 USD 3,391,500 (7,593)
3 Month SONIA 135 3/2027 GBP 43,756,322 (23,926)
3 Month Euro Euribor 115 6/2027 EUR 33,028,228 (40,178)
3 Month Euro Euribor 131 9/2027 EUR 37,600,389 (42,970)
3 Month Euro Euribor 35 12/2027 EUR 10,040,255 (11,862)
Total of long contracts 8,818,653
Short Contracts
CAC 40 10 Euro Index (69) 10/2025 EUR (6,395,696) (23,291)
FTSE Bursa Malaysia KLCI Index (123) 10/2025 MYR (2,357,122) (22,879)
IFSC NIFTY 50 Index (47) 10/2025 USD (2,327,581) 13,115

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 10/2025 USD $ (67,016) $ (1,163)
LME Aluminum Base Metal (3) 10/2025 USD (201,210) (6,592)
LME Aluminum Base Metal (4) 10/2025 USD (268,070) (6,457)
LME Aluminum Base Metal (5) 10/2025 USD (335,131) (4,521)
LME Aluminum Base Metal (6) 10/2025 USD (402,108) (18,702)
LME Aluminum Base Metal (10) 10/2025 USD (670,170) (17,950)
LME Aluminum Base Metal (13) 10/2025 USD (871,260) (13,624)
LME Aluminum Base Metal (18) 10/2025 USD (1,205,698) (32,602)
LME Aluminum Base Metal (20) 10/2025 USD (1,339,440) (38,500)
LME Aluminum Base Metal (21) 10/2025 USD (1,407,950) (53,513)
LME Aluminum Base Metal (22) 10/2025 USD (1,474,314) (16,614)
LME Aluminum Base Metal (26) 10/2025 USD (1,743,170) (72,966)
LME Aluminum Base Metal (15) 10/2025 USD (1,005,581) (32,876)
LME Aluminum Base Metal (15) 10/2025 USD (1,005,206) (13,399)
LME Aluminum Base Metal (24) 10/2025 USD (1,609,086) (51,839)
LME Aluminum Base Metal (24) 10/2025 USD (1,609,686) (61,458)
LME Copper Base Metal (1) 10/2025 USD (256,211) (7,833)
LME Copper Base Metal (1) 10/2025 USD (255,638) (6,609)
LME Copper Base Metal (3) 10/2025 USD (768,559) (28,361)
LME Copper Base Metal (2) 10/2025 USD (512,663) (25,844)
LME Copper Base Metal (2) 10/2025 USD (512,675) (30,581)
LME Copper Base Metal (2) 10/2025 USD (512,651) (24,232)
LME Copper Base Metal (7) 10/2025 USD (1,794,147) (73,128)
LME Copper Base Metal (4) 10/2025 USD (1,024,921) (33,632)
LME Copper Base Metal (4) 10/2025 USD (1,022,707) (24,283)
LME Copper Base Metal (9) 10/2025 USD (2,305,451) (87,665)
LME Copper Base Metal (15) 10/2025 USD (3,838,913) (223,625)
LME Copper Base Metal (30) 10/2025 USD (7,681,650) (466,117)
LME Copper Base Metal (37) 10/2025 USD (9,468,134) (567,899)
LME Copper Base Metal (22) 10/2025 USD (5,634,079) (301,127)
LME Copper Base Metal (22) 10/2025 USD (5,633,716) (344,450)
LME Lead Base Metal (2) 10/2025 USD (97,793) 3,602
LME Lead Base Metal (1) 10/2025 USD (48,809) 1,251
LME Lead Base Metal (1) 10/2025 USD (48,959) 1,939
LME Lead Base Metal (4) 10/2025 USD (195,933) 4,556
LME Lead Base Metal (5) 10/2025 USD (244,110) 5,783
LME Lead Base Metal (7) 10/2025 USD (342,188) 9,544
LME Lead Base Metal (3) 10/2025 USD (146,727) 5,553
LME Lead Base Metal (3) 10/2025 USD (146,466) 2,251
LME Lead Base Metal (3) 10/2025 USD (146,913) 3,977
LME Lead Base Metal (13) 10/2025 USD (636,945) 4,029
LME Nickel Base Metal (1) 10/2025 USD (90,429) (344)
LME Nickel Base Metal (1) 10/2025 USD (90,499) 217
LME Nickel Base Metal (5) 10/2025 USD (452,610) (1,714)
LME Nickel Base Metal (6) 10/2025 USD (543,187) (623)
LME Nickel Base Metal (2) 10/2025 USD (180,653) 4,141
LME Nickel Base Metal (2) 10/2025 USD (181,026) (393)
LME Nickel Base Metal (2) 10/2025 USD (180,891) 1,454
LME Nickel Base Metal (3) 10/2025 USD (270,929) 4,012
LME Nickel Base Metal (3) 10/2025 USD (271,704) 6,536
LME Nickel Base Metal (9) 10/2025 USD (815,358) 22,526
LME Nickel Base Metal (11) 10/2025 USD (996,347) 27,603
LME Nickel Base Metal (12) 10/2025 USD (1,087,979) 6,902
LME Nickel Base Metal (16) 10/2025 USD (1,451,311) (20,042)
LME Nickel Base Metal (10) 10/2025 USD (905,862) 26,857
LME Nickel Base Metal (10) 10/2025 USD (906,859) (1,142)
LME Nickel Base Metal (10) 10/2025 USD (906,439) 7,926

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 10/2025 USD $ (75,318) $ (6,628)
LME Zinc Base Metal (2) 10/2025 USD (149,717) (14,548)
LME Zinc Base Metal (4) 10/2025 USD (300,073) (27,235)
LME Zinc Base Metal (8) 10/2025 USD (603,196) (53,450)
LME Zinc Base Metal (14) 10/2025 USD (1,045,209) (79,400)
LME Zinc Base Metal (15) 10/2025 USD (1,119,742) (70,912)
LME Zinc Base Metal (19) 10/2025 USD (1,418,184) (90,616)
LME Zinc Base Metal (28) 10/2025 USD (2,088,338) (105,569)
LME Zinc Base Metal (18) 10/2025 USD (1,345,203) (138,347)
LME Zinc Base Metal (18) 10/2025 USD (1,348,218) (124,272)
LME Zinc Base Metal (20) 10/2025 USD (1,491,835) (61,267)
LME Zinc Base Metal (20) 10/2025 USD (1,493,920) (103,469)
LME Zinc Base Metal (17) 10/2025 USD (1,274,035) (108,524)
LME Zinc Base Metal (17) 10/2025 USD (1,268,557) (63,733)
LME Zinc Base Metal (17) 10/2025 USD (1,268,761) (70,312)
LME Zinc Base Metal (17) 10/2025 USD (1,268,200) (54,422)
MSCI Singapore Index (203) 10/2025 SGD (7,039,967) (1,646)
Natural Gas (205) 10/2025 EUR (5,443,205) 245,991
Natural Gas (420) 10/2025 USD (13,872,600) (325,177)
NY Harbor ULSD (297) 10/2025 USD (28,990,823) (193,394)
WTI Crude Oil (827) 10/2025 USD (51,579,990) 618,791
LME Aluminum Base Metal (1) 11/2025 USD (67,029) (2,373)
LME Aluminum Base Metal (3) 11/2025 USD (201,088) (4,184)
LME Aluminum Base Metal (5) 11/2025 USD (334,896) (13,552)
LME Aluminum Base Metal (10) 11/2025 USD (670,247) (27,474)
LME Aluminum Base Metal (12) 11/2025 USD (804,351) (19,218)
LME Aluminum Base Metal (14) 11/2025 USD (938,410) (22,950)
LME Aluminum Base Metal (18) 11/2025 USD (1,205,973) (30,805)
LME Aluminum Base Metal (9) 11/2025 USD (603,263) (20,225)
LME Aluminum Base Metal (9) 11/2025 USD (603,263) (25,176)
LME Aluminum Base Metal (8) 11/2025 USD (535,634) (17,858)
LME Aluminum Base Metal (8) 11/2025 USD (536,160) (22,054)
LME Aluminum Base Metal (8) 11/2025 USD (535,988) (11,012)
LME Aluminum Base Metal (27) 11/2025 USD (1,809,790) (49,682)
LME Copper Base Metal (4) 11/2025 USD (1,025,517) (53,810)
LME Copper Base Metal (4) 11/2025 USD (1,025,779) (51,759)
LME Copper Base Metal (3) 11/2025 USD (769,245) (29,903)
LME Copper Base Metal (3) 11/2025 USD (769,352) (39,349)
LME Copper Base Metal (3) 11/2025 USD (769,263) (37,064)
LME Copper Base Metal (9) 11/2025 USD (2,307,832) (115,692)
LME Copper Base Metal (5) 11/2025 USD (1,281,941) (70,428)
LME Copper Base Metal (5) 11/2025 USD (1,281,807) (69,196)
LME Copper Base Metal (7) 11/2025 USD (1,794,613) (99,494)
LME Copper Base Metal (7) 11/2025 USD (1,794,572) (105,491)
LME Copper Base Metal (15) 11/2025 USD (3,849,011) (151,176)
LME Copper Base Metal (30) 11/2025 USD (7,692,270) (392,357)
LME Lead Base Metal (1) 11/2025 USD (49,280) 65
LME Lead Base Metal (2) 11/2025 USD (98,571) 551
LME Lead Base Metal (3) 11/2025 USD (147,535) 3,770
LME Lead Base Metal (8) 11/2025 USD (394,098) 542
LME Lead Base Metal (5) 11/2025 USD (245,330) 376
LME Lead Base Metal (5) 11/2025 USD (246,631) 1,710
LME Lead Base Metal (10) 11/2025 USD (490,520) 2,954
LME Lead Base Metal (11) 11/2025 USD (540,034) 9,387
LME Lead Base Metal (16) 11/2025 USD (786,628) 15,499
LME Nickel Base Metal (1) 11/2025 USD (90,849) 480
LME Nickel Base Metal (2) 11/2025 USD (181,807) (2,203)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 11/2025 USD $ (272,953) $ 1,898
LME Nickel Base Metal (7) 11/2025 USD (636,068) (1,769)
LME Nickel Base Metal (9) 11/2025 USD (816,859) (3,060)
LME Nickel Base Metal (10) 11/2025 USD (907,969) 1,408
LME Nickel Base Metal (14) 11/2025 USD (1,271,280) 1,424
LME Nickel Base Metal (8) 11/2025 USD (726,865) 8,679
LME Nickel Base Metal (8) 11/2025 USD (726,207) (5,957)
LME Nickel Base Metal (26) 11/2025 USD (2,366,147) 12,079
LME Zinc Base Metal (1) 11/2025 USD (74,378) (5,031)
LME Zinc Base Metal (10) 11/2025 USD (743,328) (40,779)
LME Zinc Base Metal (18) 11/2025 USD (1,338,440) (74,206)
Soybean (139) 11/2025 USD (6,962,162) 240,870
100 oz Gold (9) 12/2025 USD (3,485,880) (72,427)
Canada 10 Year Bond (860) 12/2025 CAD (75,612,273) (957,763)
Cocoa (29) 12/2025 GBP (1,844,799) 247,915
Cotton No. 2 (90) 12/2025 USD (2,959,650) 45,576
DJIA CBOT E-Mini Index (25) 12/2025 USD (5,836,125) (32,139)
Euro-Bobl (30) 12/2025 EUR (4,148,036) 2,969
Euro-BTP (583) 12/2025 EUR (82,047,557) (293,685)
FTSE/JSE Top 40 Index (204) 12/2025 ZAR (12,067,067) (352,326)
FTSE/MIB Index (2) 12/2025 EUR (498,901) (3,050)
Japan 10 Year Bond (96) 12/2025 JPY (88,135,511) 702,071
KC HRW Wheat (141) 12/2025 USD (3,509,138) 84,940
LME Aluminum Base Metal (3) 12/2025 USD (200,935) 111
LME Aluminum Base Metal (4) 12/2025 USD (267,913) (3,797)
LME Aluminum Base Metal (5) 12/2025 USD (334,891) (2,389)
LME Aluminum Base Metal (7) 12/2025 USD (469,014) 377
LME Aluminum Base Metal (11) 12/2025 USD (737,520) 7,247
LME Aluminum Base Metal (6) 12/2025 USD (402,367) (5,185)
LME Aluminum Base Metal (6) 12/2025 USD (402,396) 486
LME Aluminum Base Metal (13) 12/2025 USD (871,163) (1,501)
LME Aluminum Base Metal (21) 12/2025 USD (1,408,312) 3,875
LME Aluminum Base Metal (25) 12/2025 USD (1,675,250) (9,211)
LME Aluminum Base Metal (33) 12/2025 USD (2,211,173) (68,298)
LME Aluminum Base Metal (29) 12/2025 USD (1,944,740) (45,633)
LME Aluminum Base Metal (29) 12/2025 USD (1,944,740) (49,539)
LME Aluminum Base Metal (87) 12/2025 USD (5,830,936) (118,835)
LME Copper Base Metal (1) 12/2025 USD (256,773) (3,426)
LME Copper Base Metal (2) 12/2025 USD (513,275) (14,285)
LME Copper Base Metal (3) 12/2025 USD (769,912) (20,287)
LME Copper Base Metal (7) 12/2025 USD (1,797,063) (33,081)
LME Copper Base Metal (8) 12/2025 USD (397,700) 1,671,368
LME Copper Base Metal (5) 12/2025 USD (1,283,554) (35,817)
LME Copper Base Metal (5) 12/2025 USD (1,282,816) (35,680)
LME Copper Base Metal (10) 12/2025 USD (2,566,110) (80,321)
LME Copper Base Metal (16) 12/2025 USD (4,107,672) (150,339)
LME Copper Base Metal (18) 12/2025 USD (4,619,052) (163,999)
LME Copper Base Metal (13) 12/2025 USD (3,337,077) (116,861)
LME Copper Base Metal (13) 12/2025 USD (3,337,263) (16,429)
LME Copper Base Metal (33) 12/2025 USD (8,469,038) 86,993
LME Copper Base Metal (144) 12/2025 USD (36,977,148) (1,487,427)
LME Lead Base Metal (1) 12/2025 USD (49,451) 146
LME Lead Base Metal (1) 12/2025 USD (49,466) 621
LME Lead Base Metal (1) 12/2025 USD (49,531) 517
LME Lead Base Metal (2) 12/2025 USD (99,098) 1,597
LME Lead Base Metal (2) 12/2025 USD (99,115) 980
LME Lead Base Metal (5) 12/2025 USD (246,805) 2,326

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (7) 12/2025 USD $ (345,487) $ 4,421
LME Lead Base Metal (18) 12/2025 USD (891,887) 8,129
LME Lead Base Metal (29) 12/2025 USD (1,441,010) 10,789
LME Nickel Base Metal (1) 12/2025 USD (17,760) 74,111
LME Nickel Base Metal (1) 12/2025 USD (91,323) 69
LME Nickel Base Metal (2) 12/2025 USD (182,282) 1,016
LME Nickel Base Metal (3) 12/2025 USD (273,455) (747)
LME Nickel Base Metal (4) 12/2025 USD (364,726) (2,247)
LME Nickel Base Metal (5) 12/2025 USD (457,005) (720)
LME Nickel Base Metal (9) 12/2025 USD (821,126) 14,352
LME Nickel Base Metal (14) 12/2025 USD (1,276,731) 13,440
LME Nickel Base Metal (7) 12/2025 USD (639,345) 294
LME Nickel Base Metal (7) 12/2025 USD (639,345) 5,334
LME Nickel Base Metal (103) 12/2025 USD (9,400,046) 45,639
LME Zinc Base Metal (2) 12/2025 USD (148,632) (4,183)
LME Zinc Base Metal (1) 12/2025 USD (74,303) (1,083)
LME Zinc Base Metal (1) 12/2025 USD (74,054) (961)
LME Zinc Base Metal (4) 12/2025 USD (296,000) (5,662)
LME Zinc Base Metal (3) 12/2025 USD (222,348) (4,782)
LME Zinc Base Metal (3) 12/2025 USD (222,836) 867
LME Zinc Base Metal (5) 12/2025 USD (370,119) (9,950)
LME Zinc Base Metal (5) 12/2025 USD (371,767) (16,743)
LME Zinc Base Metal (6) 12/2025 USD (2,285,250) (1,844,868)
LME Zinc Base Metal (6) 12/2025 USD (446,008) (17,197)
LME Zinc Base Metal (6) 12/2025 USD (446,046) (15,414)
LME Zinc Base Metal (47) 12/2025 USD (3,488,739) (138,831)
MEX BOLSA Index (9) 12/2025 MXN (311,696) (5,463)
Nikkei 225 Index (38) 12/2025 JPY (11,560,469) 14,300
Phelix De Base Electricity (16) 12/2025 EUR (14,003,618) 80,484
S&P 500 E-Mini Index (203) 12/2025 USD (68,398,312) (751,697)
SET50 Index (1,907) 12/2025 THB (9,601,794) 51,361
Silver (22) 12/2025 USD (5,130,400) (517,392)
Soybean Oil (306) 12/2025 USD (9,086,364) 692,357
SPI 200 Index (253) 12/2025 AUD (37,135,745) 56,247
U.S. Treasury 10 Year Note (1,663) 12/2025 USD (187,087,500) 402,426
U.S. Treasury 2 Year Note (96) 12/2025 USD (20,004,000) 2,697
U.S. Treasury Ultra Bond (568) 12/2025 USD (68,266,500) (362,285)
Platinum (16) 1/2026 USD (1,284,560) (77,098)
90-Day Australian Bank Bill (152) 3/2026 AUD (99,734,889) 43,878
3 Month Euro Euribor (114) 6/2026 EUR (32,801,255) 8,872
90-Day Australian Bank Bill (11) 6/2026 AUD (7,218,186) 3,146
3 Month Euro Euribor (124) 9/2026 EUR (35,671,279) 16,181
3 Month Euro Euribor (11) 12/2026 EUR (3,163,096) 510
90-Day Australian Bank Bill (44) 12/2026 AUD (28,869,214) 15,291
3 Month CORRA (11) 3/2027 CAD (1,930,059) (1,099)
3 Month SOFR (132) 6/2027 USD (31,980,300) 7,669
3 Month SONIA (319) 6/2027 GBP (103,378,479) 103,664
3 Month SOFR (125) 9/2027 USD (30,279,687) 6,796
3 Month SONIA (311) 9/2027 GBP (100,754,545) 99,261
3 Month SOFR (146) 12/2027 USD (35,353,900) (6,154)
3 Month SONIA (311) 12/2027 GBP (100,717,947) 77,690
3 Month SOFR (15) 3/2028 USD (3,630,562) 8,089
3 Month SONIA (141) 3/2028 GBP (45,651,269) 47,625
Total of short contracts (7,917,736)
Net unrealized appreciation $ 900,917

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 39,834,568 USD 25,899,358 CITI 12/17/2025 $ 483,259
AUD 39,834,577 USD 25,899,312 JPMC 12/17/2025 483,311
BRL 64,232,934 USD 11,543,108 CITI
**
12/17/2025 307,619
BRL 64,232,929 USD 11,543,084 JPMC
**
12/17/2025 307,642
CHF 152,001 USD 192,213 CITI 12/17/2025 503
CHF 152,000 USD 192,211 JPMC 12/17/2025 503
CLP 16,040,398,462 USD 16,590,328 CITI
**
12/17/2025 92,697
CLP 16,040,398,462 USD 16,590,295 JPMC
**
12/17/2025 92,730
CNY 308,399,487 USD 43,429,610 CITI
**
12/17/2025 70,719
CNY 308,399,495 USD 43,429,524 JPMC
**
12/17/2025 70,806
COP 44,686,272,500 USD 11,004,819 CITI
**
12/17/2025 274,890
COP 44,686,272,500 USD 11,004,797 JPMC
**
12/17/2025 274,912
CZK 176,250,000 USD 8,435,532 CITI 12/17/2025 80,739
CZK 176,250,002 USD 8,435,516 JPMC 12/17/2025 80,756
EUR 35,775,508 USD 41,980,333 CITI 12/17/2025 209,728
EUR 35,775,505 USD 41,980,246 JPMC 12/17/2025 209,812
GBP 2,182,002 USD 2,927,140 CITI 12/17/2025 7,714
GBP 2,181,998 USD 2,927,128 JPMC 12/17/2025 7,720
HUF 3,736,867,168 USD 10,955,296 CITI 12/17/2025 240,721
HUF 3,736,867,164 USD 10,955,274 JPMC 12/17/2025 240,743
ILS 31,727,000 USD 9,492,222 CITI 12/17/2025 88,787
ILS 31,727,000 USD 9,492,203 JPMC 12/17/2025 88,806
JPY 4,836,102,411 USD 32,834,401 CITI 12/17/2025 129,251
JPY 4,836,102,411 USD 32,842,181 JPMC 12/17/2025 121,471
KRW 1,875,000,000 USD 1,335,922 CITI
**
12/17/2025 4,208
KRW 1,875,000,000 USD 1,335,920 JPMC
**
12/17/2025 4,210
MXN 34,000,003 USD 1,831,272 CITI 12/17/2025 10,021
MXN 34,000,001 USD 1,831,268 JPMC 12/17/2025 10,025
NOK 440,098,765 USD 43,567,945 CITI 12/17/2025 541,614
NOK 440,098,764 USD 43,567,858 JPMC 12/17/2025 541,701
PEN 7,119,677 USD 2,009,313 CITI
**
12/17/2025 37,134
PEN 7,119,677 USD 2,009,309 JPMC
**
12/17/2025 37,138
PLN 2,347,405 USD 640,979 CITI 12/17/2025 4,025
PLN 2,347,404 USD 640,977 JPMC 12/17/2025 4,026
SEK 102,718,856 USD 10,949,236 CITI 12/17/2025 14,567
SEK 102,718,852 USD 10,949,214 JPMC 12/17/2025 14,589
THB 16,875,000 USD 523,708 CITI 12/17/2025 378
THB 16,875,000 USD 523,707 JPMC 12/17/2025 379
TWD 206,680,907 USD 6,793,363 CITI
**
12/17/2025 31,157
TWD 206,680,907 USD 6,793,349 JPMC
**
12/17/2025 31,171
USD 1,991,343 BRL 10,784,000 CITI
**
12/17/2025 1,737
USD 1,991,347 BRL 10,784,000 JPMC
**
12/17/2025 1,741
USD 48,417,582 CAD 66,564,425 CITI 12/17/2025 413,580
USD 48,417,681 CAD 66,564,427 JPMC 12/17/2025 413,677
USD 3,879,604 CLP 3,700,000,000 CITI
**
12/17/2025 31,371
USD 3,879,611 CLP 3,700,000,000 JPMC
**
12/17/2025 31,378
USD 7,992,320 CNY 56,558,175 CITI
**
12/17/2025 14,683
USD 7,992,336 CNY 56,558,176 JPMC
**
12/17/2025 14,699
USD 4,851,977 COP 19,085,987,915 CITI
**
12/17/2025 34,292
USD 4,851,987 COP 19,085,987,915 JPMC
**
12/17/2025 34,302
USD 5,201,480 CZK 107,000,000 CITI 12/17/2025 31,318
USD 5,201,490 CZK 107,000,000 JPMC 12/17/2025 31,328
USD 11,498,087 EUR 9,681,725 CITI 12/17/2025 80,427
USD 11,498,111 EUR 9,681,726 JPMC 12/17/2025 80,450
USD 32,799,380 GBP 24,302,747 CITI 12/17/2025 111,503

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 32,799,443 GBP 24,302,745 JPMC 12/17/2025 $ 111,569
USD 601,427 HUF 199,693,878 CITI 12/17/2025 3,124
USD 601,428 HUF 199,693,878 JPMC 12/17/2025 3,126
USD 348,857 IDR 5,750,000,000 CITI
**
12/17/2025 4,978
USD 348,858 IDR 5,750,000,000 JPMC
**
12/17/2025 4,979
USD 845,196 ILS 2,788,000 CITI 12/17/2025 3,268
USD 845,197 ILS 2,788,000 JPMC 12/17/2025 3,269
USD 17,271,133 INR 1,525,200,003 CITI
**
12/17/2025 184,207
USD 17,271,167 INR 1,525,199,997 JPMC
**
12/17/2025 184,242
USD 1,293,379 JPY 189,614,175 CITI 12/17/2025 938
USD 1,293,381 JPY 189,614,175 JPMC 12/17/2025 941
USD 5,822,375 KRW 8,055,743,243 CITI
**
12/17/2025 64,646
USD 5,822,387 KRW 8,055,743,243 JPMC
**
12/17/2025 64,657
USD 21,241,157 NOK 208,616,330 CITI 12/17/2025 332,273
USD 21,241,200 NOK 208,616,330 JPMC 12/17/2025 332,315
USD 25,399,320 NZD 43,173,192 CITI 12/17/2025 293,570
USD 25,399,370 NZD 43,173,191 JPMC 12/17/2025 293,621
USD 1,565,502 PHP 89,722,222 CITI
**
12/17/2025 30,854
USD 1,565,505 PHP 89,722,222 JPMC
**
12/17/2025 30,858
USD 8,948,754 PLN 32,390,522 CITI 12/17/2025 48,709
USD 8,948,772 PLN 32,390,522 JPMC 12/17/2025 48,727
USD 6,743,488 SEK 62,775,671 CITI 12/17/2025 43,062
USD 6,743,501 SEK 62,775,669 JPMC 12/17/2025 43,076
USD 53,498,316 SGD 68,200,962 CITI 12/17/2025 321,181
USD 53,498,426 SGD 68,200,965 JPMC 12/17/2025 321,288
USD 12,582,989 THB 403,289,272 CITI 12/17/2025 58,056
USD 12,583,014 THB 403,289,272 JPMC 12/17/2025 58,081
ZAR 450,337,221 USD 25,343,614 CITI 12/17/2025 588,518
ZAR 450,337,213 USD 25,343,563 JPMC 12/17/2025 588,569
Total unrealized appreciation 10,645,370
AUD 11,593,388 USD 7,729,524 CITI 12/17/2025 (51,170)
AUD 11,593,389 USD 7,729,509 JPMC 12/17/2025 (51,155)
BRL 11,000,755 USD 2,040,955 CITI
**
12/17/2025 (11,358)
BRL 11,000,755 USD 2,040,951 JPMC
**
12/17/2025 (11,354)
CAD 15,960,889 USD 11,603,751 CITI 12/17/2025 (93,300)
CAD 15,960,892 USD 11,603,730 JPMC 12/17/2025 (93,277)
CHF 2,342,000 USD 2,979,688 CITI 12/17/2025 (10,363)
CHF 2,342,000 USD 2,979,682 JPMC 12/17/2025 (10,356)
CNY 241,328,521 USD 34,095,086 CITI
**
12/17/2025 (55,242)
CNY 241,328,523 USD 34,095,018 JPMC
**
12/17/2025 (55,173)
COP 2,350,000,000 USD 597,732 CITI
**
12/17/2025 (4,545)
COP 2,350,000,000 USD 597,730 JPMC
**
12/17/2025 (4,544)
CZK 32,500,000 USD 1,572,854 CITI 12/17/2025 (2,478)
CZK 32,500,000 USD 1,572,851 JPMC 12/17/2025 (2,475)
EUR 21,666,308 USD 25,621,227 CITI 12/17/2025 (70,147)
EUR 21,666,307 USD 25,621,175 JPMC 12/17/2025 (70,097)
GBP 4,504,917 USD 6,115,817 CITI 12/17/2025 (56,576)
GBP 4,504,918 USD 6,115,806 JPMC 12/17/2025 (56,565)
HUF 5,000,001 USD 15,058 CITI 12/17/2025 (78)
HUF 4,999,999 USD 15,058 JPMC 12/17/2025 (78)
IDR 36,116,975,790 USD 2,192,707 CITI
**
12/17/2025 (32,732)
IDR 36,116,975,790 USD 2,192,703 JPMC
**
12/17/2025 (32,728)
INR 2,167,499,003 USD 24,565,700 CITI
**
12/17/2025 (283,052)
INR 2,167,498,997 USD 24,565,651 JPMC
**
12/17/2025 (283,002)
JPY 10,293,842,294 USD 70,576,545 CITI 12/17/2025 (412,057)
JPY 10,293,842,295 USD 70,599,281 JPMC 12/17/2025 (434,792)
KRW 39,960,569,284 USD 28,891,325 CITI
**
12/17/2025 (330,070)
KRW 39,960,569,284 USD 28,891,267 JPMC
**
12/17/2025 (330,010)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 39,104,279 USD 23,263,077 CITI 12/17/2025 $ (523,451)
NZD 39,104,278 USD 23,263,030 JPMC 12/17/2025 (523,404)
PHP 441,250,000 USD 7,691,732 CITI
**
12/17/2025 (144,404)
PHP 441,250,000 USD 7,691,717 JPMC
**
12/17/2025 (144,388)
PLN 552,940 USD 152,492 CITI 12/17/2025 (560)
PLN 552,941 USD 152,492 JPMC 12/17/2025 (560)
SEK 21,631,710 USD 2,317,629 CITI 12/17/2025 (8,746)
SEK 21,631,710 USD 2,317,625 JPMC 12/17/2025 (8,743)
SGD 5,885,858 USD 4,613,609 CITI 12/17/2025 (24,332)
SGD 5,885,861 USD 4,613,602 JPMC 12/17/2025 (24,323)
THB 99,625,000 USD 3,147,668 CITI 12/17/2025 (53,621)
THB 99,625,000 USD 3,147,661 JPMC 12/17/2025 (53,612)
TWD 855,542,717 USD 28,413,582 CITI
**
12/17/2025 (163,906)
TWD 855,542,717 USD 28,413,525 JPMC
**
12/17/2025 (163,852)
USD 46,011,189 AUD 70,320,451 CITI 12/17/2025 (562,369)
USD 46,011,288 AUD 70,320,461 JPMC 12/17/2025 (562,277)
USD 20,723,502 BRL 114,414,390 CITI
**
12/17/2025 (385,507)
USD 20,723,543 BRL 114,414,385 JPMC
**
12/17/2025 (385,466)
USD 1,911,725 CAD 2,653,000 CITI 12/17/2025 (1,528)
USD 1,911,729 CAD 2,653,000 JPMC 12/17/2025 (1,525)
USD 71,171,497 CHF 56,418,627 CITI 12/17/2025 (359,368)
USD 71,171,638 CHF 56,418,626 JPMC 12/17/2025 (359,226)
USD 18,148,307 CNY 128,896,743 CITI
**
12/17/2025 (32,822)
USD 18,148,344 CNY 128,896,752 JPMC
**
12/17/2025 (32,786)
USD 508,945 COP 2,024,351,585 CITI
**
12/17/2025 (2,042)
USD 508,946 COP 2,024,351,585 JPMC
**
12/17/2025 (2,041)
USD 3,603,580 CZK 75,347,999 CITI 12/17/2025 (37,180)
USD 3,603,587 CZK 75,348,001 JPMC 12/17/2025 (37,173)
USD 15,344,422 EUR 13,087,645 CITI 12/17/2025 (89,839)
USD 15,344,446 EUR 13,087,639 JPMC 12/17/2025 (89,808)
USD 3,041,457 HUF 1,032,806,125 CITI 12/17/2025 (52,930)
USD 3,041,463 HUF 1,032,806,120 JPMC 12/17/2025 (52,924)
USD 15,792,969 ILS 52,797,667 CITI 12/17/2025 (151,020)
USD 15,793,001 ILS 52,797,667 JPMC 12/17/2025 (150,988)
USD 5,421,498 JPY 797,639,149 CITI 12/17/2025 (15,338)
USD 5,421,509 JPY 797,639,151 JPMC 12/17/2025 (15,328)
USD 58,569,379 MXN 1,107,133,503 CITI 12/17/2025 (1,388,182)
USD 58,569,496 MXN 1,107,133,502 JPMC 12/17/2025 (1,388,065)
USD 950,553 NOK 9,500,001 CITI 12/17/2025 (1,599)
USD 950,555 NOK 9,499,999 JPMC 12/17/2025 (1,597)
USD 6,594,682 NZD 11,386,500 CITI 12/17/2025 (26,710)
USD 6,594,695 NZD 11,386,500 JPMC 12/17/2025 (26,697)
USD 25,131,879 PLN 91,981,978 CITI 12/17/2025 (142,297)
USD 25,131,929 PLN 91,981,978 JPMC 12/17/2025 (142,246)
USD 2,596,472 SEK 24,349,334 CITI 12/17/2025 (2,479)
USD 2,596,477 SEK 24,349,332 JPMC 12/17/2025 (2,474)
USD 2,472,265 SGD 3,172,568 CITI 12/17/2025 (1,426)
USD 2,472,270 SGD 3,172,568 JPMC 12/17/2025 (1,421)
USD 8,744,682 THB 281,850,610 CITI 12/17/2025 (8,737)
USD 8,744,700 THB 281,850,610 JPMC 12/17/2025 (8,720)
USD 15,087,272 ZAR 266,500,005 CITI 12/17/2025 (258,813)
USD 15,087,302 ZAR 266,499,997 JPMC 12/17/2025 (258,783)
Total unrealized depreciation (11,726,407)
Net unrealized depreciation $ (1,081,037)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 164.7%
COMMON STOCKS - 79.8%
Communication Services - 3 .2%
Diversified Telecommunication Services - 0 .9%
AT&T, Inc. (a)
110,489 3,120,209
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 104,418 3,557,466
Frontier Communications Parent,
Inc. *(a) 5,102 190,560
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 134,000 198,122
Iridium Communications, Inc. (a)(b)
17,638 307,959
Liberty Global Ltd., Class A
(Belgium) *(a) 117,898 1,351,111
NTT, Inc. (Japan) (2)(a)
259,600 271,365
Orange SA (France) (2)(a)
230,103 3,732,495
Quebecor, Inc., Class B (Canada)
(a) 7,115 224,028
Singapore Telecommunications Ltd.
(Singapore) (2) 476,900 1,524,682
Telenor ASA (Norway) (2)(a)
96,418 1,599,911
Telia Co. AB (Sweden) (2)(a)
580,359 2,214,052
Verizon Communications, Inc. (a)
43,504 1,912,001
20,203,961
Entertainment - 1 .0%
Capcom Co. Ltd. (Japan) (2)(a)
81,200 2,204,662
Konami Group Corp. (Japan) (2)(a)
5,600 807,867
Live Nation Entertainment, Inc. *(a)
(b) 3,494 570,920
Netflix, Inc. *(a)
3,357 4,024,774
ROBLOX Corp., Class A *(a)
59,144 8,192,627
Roku, Inc., Class A *(a)
13,190 1,320,715
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 237,600 5,113,091
Warner Music Group Corp., Class
A (a)(b) 55,975 1,906,508
24,141,164
Interactive Media & Services - 0 .4%
Alphabet, Inc., Class A (a)
14,142 3,437,920
IAC, Inc. *(a)
12,960 441,547
Meta Platforms, Inc., Class A (a)
1,346 988,475
Pinterest, Inc., Class A *(a)
14,486 466,015
REA Group Ltd. (Australia) (2)(a)
4,751 726,514
Reddit, Inc., Class A *(a)
1,201 276,218
Scout24 SE (Germany) (2)(a)(c)
4,988 625,781
SEEK Ltd. (Australia) (2)(a)
42,802 806,492
Snap, Inc., Class A *(a)(b)
144,597 1,114,843
8,883,805
Media - 0 .6%
Charter Communications, Inc., Class
A *(a)(b) 4,887 1,344,438
CyberAgent, Inc. (Japan) (2)(a)
119,900 1,439,241
DoubleVerify Holdings, Inc. *(a)
74,052 887,143
ITV plc (United Kingdom) (2)(a)
693,360 748,188
INVESTMENTS SHARES VALUE ($)
Media - 0.6% (continued)
New York Times Co. (The), Class
A (a) 78,058 4,480,529
News Corp., Class A (a)(b)
34,903 1,071,871
Omnicom Group, Inc. (a)
4,425 360,770
Sirius XM Holdings, Inc. (a)
42,088 979,598
TBS Holdings, Inc. (Japan) (2)(a)
65,700 2,491,899
13,803,677
Wireless Telecommunication Services - 0 .3%
Airtel Africa plc (Nigeria) (2)(a)(c)
61,616 202,344
Freenet AG (Germany) (2)(a)
47,039 1,504,960
KDDI Corp. (Japan) (2)(a)
142,200 2,267,881
SoftBank Group Corp. (Japan) (2)(a)
7,300 921,118
Vodafone Group plc (United
Kingdom) (2)(a) 2,086,872 2,426,831
7,323,134
Total Communication Services 74,355,741
Consumer Discretionary - 9 .0%
Automobile Components - 1 .1%
Aisin Corp. (Japan) (2)(a)
84,900 1,466,235
Aumovio SE (Germany) *(a)
6,271 258,570
Autoliv, Inc. (Sweden) (a)
36,425 4,498,487
BorgWarner, Inc. (a)
22,534 990,595
Continental AG (Germany) (2)(a)
12,542 829,729
Forvia SE (France) (2)*(a)
16,002 216,591
Lear Corp. (a)
11,910 1,198,265
Magna International, Inc. (Canada)
(a) 8,286 392,598
Niterra Co. Ltd. (Japan) (2)(a)
112,700 4,347,324
Pirelli & C SpA (Italy) (2)(a)(c)
173,797 1,186,269
QuantumScape Corp. *(a)(b)
19,243 237,074
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 201,500 5,733,491
Valeo SE (France) (2)(a)
243,495 3,070,683
24,425,911
Automobiles - 0 .7%
Ford Motor Co. (a)
113,378 1,356,001
General Motors Co. (a)
67,906 4,140,229
Harley-Davidson, Inc. (a)
43,604 1,216,551
Honda Motor Co. Ltd. (Japan) (2)(a)
174,500 1,800,723
Mitsubishi Motors Corp. (Japan) (2)
(a) 713,600 1,931,489
Rivian Automotive, Inc., Class A *(a)
(b) 89,947 1,320,422
Subaru Corp. (Japan) (2)(a)
172,000 3,505,241
15,270,656
Broadline Retail - 1 .1%
Amazon.com, Inc. *(a)
28,846 6,333,716
Harvey Norman Holdings Ltd.
(Australia) (2)(a) 40,135 195,776
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 160,600 2,961,801
Macy's, Inc. (a)
40,061 718,294
MercadoLibre, Inc. (Brazil) *(a)
952 2,224,767

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 1.1% (continued)
Prosus NV (China) (2)(a)
70,157 4,961,156
Rakuten Group, Inc. (Japan) (2)*(a)
338,300 2,193,762
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 196,800 3,915,761
Sea Ltd., ADR (Singapore) *(a)(b)
13,742 2,456,108
25,961,141
Distributors - 0 .1%
Genuine Parts Co. (a) 13,778 1,909,631
Diversified Consumer Services - 0 .4%
ADT, Inc. (a)
217,948 1,898,327
Bright Horizons Family Solutions,
Inc. *(a) 5,661 614,615
Duolingo, Inc., Class A *(a)
1,938 623,726
Graham Holdings Co., Class B (a)
1,523 1,793,043
Grand Canyon Education, Inc. *(a)
3,417 750,100
Pearson plc (United Kingdom) (2)(a)
98,289 1,397,775
Service Corp. International (a)
21,974 1,828,676
8,906,262
Hotels, Restaurants & Leisure - 2 .1%
Airbnb, Inc., Class A *(a)
15,816 1,920,379
Aramark (a)
35,937 1,379,981
Aristocrat Leisure Ltd. (Australia)
(2)(a) 70,608 3,268,690
Booking Holdings, Inc. (a)
548 2,958,800
Carnival Corp. *(a)
123,188 3,561,365
Compass Group plc (United
Kingdom) (2)(a) 23,316 794,744
Domino's Pizza, Inc. (a)
808 348,822
DoorDash, Inc., Class A *(a)
13,886 3,776,853
DraftKings, Inc., Class A *(a)
62,707 2,345,242
Entain plc (United Kingdom) (2)(a)
108,012 1,276,536
Evolution AB (Sweden) (2)(a)(c)
34,263 2,820,665
Expedia Group, Inc. (a)
19,387 4,143,971
Flutter Entertainment plc (United
Kingdom) *(a) 9,466 2,404,364
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 25,762 3,114,894
Las Vegas Sands Corp. (a)
42,028 2,260,686
Light & Wonder, Inc. *(a)
4,177 350,617
MGM Resorts International *(a)
89,380 3,097,911
Norwegian Cruise Line Holdings Ltd.
*(a)(b) 9,948 245,019
Texas Roadhouse, Inc., Class A (a)
11,413 1,896,270
Travel + Leisure Co. (a)
55,834 3,321,565
Viking Holdings Ltd. *(a)
3,027 188,158
Wingstop, Inc. (a)
5,080 1,278,534
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 21,400 1,398,006
48,152,072
Household Durables - 0 .9%
DR Horton, Inc. (a)
14,589 2,472,398
Electrolux AB, Class B (Sweden)
(2)*(a) 118,839 650,484
Garmin Ltd. (a)
12,829 3,158,756
INVESTMENTS SHARES VALUE ($)
Household Durables - 0.9% (continued)
Panasonic Holdings Corp. (Japan)
(2)(a) 388,500 4,216,817
Sony Group Corp. (Japan) (2)(a)
104,200 2,995,406
Taylor Morrison Home Corp., Class
A *(a) 50,862 3,357,401
Toll Brothers, Inc. (a)
30,933 4,273,085
21,124,347
Leisure Products - 0 .3%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 87,600 2,914,584
Hasbro, Inc. (a)
26,323 1,996,599
Polaris, Inc. (a)
45,075 2,620,210
7,531,393
Specialty Retail - 1 .6%
ABC-Mart, Inc. (Japan) (2)(a)
80,400 1,594,816
Abercrombie & Fitch Co., Class A
*(a) 27,904 2,387,187
AutoNation, Inc. *(a)
3,073 672,280
AutoZone, Inc. *(a)
601 2,578,434
Avolta AG (Switzerland) (2)*(a)
8,901 486,028
Bath & Body Works, Inc. (a)
16,991 437,688
Best Buy Co., Inc. (a)
42,715 3,230,108
CarMax, Inc. *(a)
3,963 177,820
Carvana Co., Class A *(a)
1,551 585,099
Chewy, Inc., Class A *(a)
47,626 1,926,472
Dick's Sporting Goods, Inc. (a)
1,452 322,663
Gap, Inc. (The) (a)
35,047 749,655
JB Hi-Fi Ltd. (Australia) (2)(a)
66,196 5,080,396
Penske Automotive Group, Inc. (a)
5,939 1,032,851
Ross Stores, Inc. (a)
3,850 586,702
Sanrio Co. Ltd. (Japan) (2)(a)
22,300 1,046,764
Shimamura Co. Ltd. (Japan) (2)(a)
32,900 2,199,874
Ulta Beauty, Inc. *(a)
4,396 2,403,513
USS Co. Ltd. (Japan) (2)(a)
199,800 2,293,828
Wayfair, Inc., Class A *(a)
42,061 3,757,309
Williams-Sonoma, Inc. (a)
3,566 696,975
Zalando SE (Germany) (2)*(a)(c)
94,497 2,899,945
37,146,407
Textiles, Apparel & Luxury Goods - 0 .7%
adidas AG (Germany) (2)(a)
9,026 1,912,442
Asics Corp. (Japan) (2)(a)
97,200 2,543,481
Brunello Cucinelli SpA (Italy) (2)(a)
2,998 328,440
Burberry Group plc (United
Kingdom) (2)*(a) 73,729 1,164,724
Hermes International SCA (France)
(2)(a) 1,904 4,682,012
HUGO BOSS AG (Germany) (2)(a)
3,932 187,494
Pandora A/S (Denmark) (2)(a)
7,033 919,547
PVH Corp. (a)
12,030 1,007,753
Ralph Lauren Corp., Class A (a)
5,243 1,643,995
Tapestry, Inc. (a)
27,259 3,086,264
17,476,152
Total Consumer Discretionary 207,903,972

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 3 .8%
Beverages - 1 .0%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 32,144 1,921,462
Asahi Group Holdings Ltd. (Japan)
(2)(a) 137,900 1,653,274
Boston Beer Co., Inc. (The), Class
A *(a) 4,245 897,478
Carlsberg A/S, Class B (Denmark)
(2)(a) 6,526 759,613
Celsius Holdings, Inc. *(a)
55,160 3,171,149
Coca-Cola Co. (The) (a)
14,838 984,056
Coca-Cola Consolidated, Inc. (a)
33,672 3,945,012
Coca-Cola HBC AG (Italy) (2)(a)
5,004 236,082
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 149,600 2,191,809
Molson Coors Beverage Co., Class
B (a) 33,553 1,518,273
Monster Beverage Corp. *(a)
32,407 2,181,315
PepsiCo, Inc. (a)
18,082 2,539,436
Royal Unibrew A/S (Denmark) (2)(a)
6,900 527,026
22,525,985
Consumer Staples Distribution & Retail - 1 .1%
Albertsons Cos., Inc., Class A (a)
30,389 532,111
Carrefour SA (France) (2)(a)
180,994 2,742,920
Coles Group Ltd. (Australia) (2)(a)
26,446 407,079
Empire Co. Ltd., Class A (Canada)
(a) 43,489 1,560,879
George Weston Ltd. (Canada) (a)
30,633 1,868,532
Loblaw Cos. Ltd. (Canada) (a)
21,532 832,843
Maplebear, Inc. *(a)
35,620 1,309,391
Marks & Spencer Group plc (United
Kingdom) (2)(a) 577,675 2,834,148
MatsukiyoCocokara & Co. (Japan)
(a) 54,300 1,103,000
Metro, Inc., Class A (Canada) (a)
17,640 1,184,746
Sprouts Farmers Market, Inc. *(a)
10,934 1,189,619
Tesco plc (United Kingdom) (2)(a)
542,062 3,248,952
US Foods Holding Corp. *(a)
26,424 2,024,607
Walmart, Inc. (a)
48,228 4,970,378
25,809,205
Food Products - 0 .9%
Danone SA (France) (2)(a)
7,017 611,414
Ingredion, Inc. (a)
24,367 2,975,454
J M Smucker Co. (The) (a)
17,604 1,911,794
Marzetti Co. (The) (a)
5,924 1,023,608
Orkla ASA (Norway) (2)(a)
36,318 379,698
Pilgrim's Pride Corp. (a)
59,730 2,432,206
Saputo, Inc. (Canada) (a)
9,518 231,162
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 53,200 3,800,589
Tyson Foods, Inc., Class A (a)
37,885 2,057,156
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,516,132
INVESTMENTS SHARES VALUE ($)
Food Products - 0.9% (continued)
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 123,500 2,749,464
19,688,677
Household Products - 0 .2%
Clorox Co. (The) (a)
14,543 1,793,152
Reynolds Consumer Products, Inc.
(a) 72,745 1,780,070
3,573,222
Personal Care Products - 0 .1%
BellRing Brands, Inc. *(a)
57,908 2,104,956
Kao Corp. (Japan) (2)(a)
27,200 1,185,404
3,290,360
Tobacco - 0 .5%
Altria Group, Inc. (a)
12,783 844,445
British American Tobacco plc (United
Kingdom) (2)(a) 41,835 2,225,091
Imperial Brands plc (United
Kingdom) (2)(a) 47,136 2,002,406
Philip Morris International, Inc. (a)
43,580 7,068,676
12,140,618
Total Consumer Staples 87,028,067
Energy - 2 .4%
Energy Equipment & Services - 0 .2%
NOV, Inc. (a)
22,612 299,609
SBM Offshore NV (Netherlands) (2)
(a) 12,745 326,158
Technip Energies NV (France) (2)(a)
8,607 406,196
TechnipFMC plc (United Kingdom)
(a) 113,401 4,473,670
5,505,633
Oil, Gas & Consumable Fuels - 2 .2%
Antero Resources Corp. *(a)
13,137 440,878
APA Corp. (a)
9,928 241,052
ARC Resources Ltd. (Canada) (a)
67,537 1,231,651
Canadian Natural Resources Ltd.
(Canada) (a) 89,365 2,857,471
Cenovus Energy, Inc. (Canada) (a)
114,871 1,950,421
Chevron Corp. (a)
12,692 1,970,941
CNX Resources Corp. *(a)
49,431 1,587,724
Coterra Energy, Inc. (a)
20,364 481,609
Devon Energy Corp. (a)
67,044 2,350,563
ENEOS Holdings, Inc. (Japan) (2)(a)
31,200 197,596
Eni SpA (Italy) (2)(a)
60,568 1,059,704
Equinor ASA (Norway) (2)(a)
53,887 1,314,095
Gaztransport Et Technigaz SA
(France) (2)(a) 9,980 1,853,293
Harbour Energy plc (United
Kingdom) (2)(a) 101,268 283,752
HF Sinclair Corp. (a)
65,211 3,413,144
Inpex Corp. (Japan) (2)(a)
242,000 4,357,374
Kinder Morgan, Inc. (a)
162,219 4,592,420

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.2% (continued)
Koninklijke Vopak NV (Netherlands)
(2)(a) 17,567 806,284
Matador Resources Co. (a)
31,120 1,398,222
Murphy Oil Corp. (a)(b)
59,501 1,690,423
Ovintiv, Inc. (a)
65,409 2,641,215
PBF Energy, Inc., Class A (a)
44,612 1,345,944
Phillips 66 (a)
12,484 1,698,074
Repsol SA (Spain) (2)(a)
124,633 2,216,251
Shell plc (2)(a)
64,911 2,313,495
Suncor Energy, Inc. (Canada) (a)
23,926 1,001,258
Targa Resources Corp. (a)
12,307 2,061,915
TotalEnergies SE (France) (2)(a)
17,267 1,051,709
Whitecap Resources, Inc. (Canada)
(a) 63,984 488,259
Whitehaven Coal Ltd. (Australia) (2)
(a) 191,469 835,740
49,732,477
Total Energy 55,238,110
Financials - 15 .4%
Banks - 6 .1%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 30,879 990,585
ANZ Group Holdings Ltd. (Australia)
(2)(a) 28,766 631,659
Associated Banc-Corp. (a)
29,099 748,135
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 324,046 2,883,426
Banco Comercial Portugues SA,
Class R (Portugal) (2)(a) 962,015 854,024
Bank of America Corp. (a)
94,767 4,889,030
Bank of Nova Scotia (The) (Canada)
(a) 49,542 3,203,481
Barclays plc (United Kingdom) (2)(a)
564,241 2,903,204
BNP Paribas SA (France) (2)(a)
38,715 3,540,982
BOC Hong Kong Holdings Ltd.
(China) (2)(a) 240,500 1,126,688
BOK Financial Corp. (a)
3,693 411,548
CaixaBank SA (Spain) (2)(a)
143,857 1,519,405
Canadian Imperial Bank of
Commerce (Canada) (a) 15,082 1,205,195
Citigroup, Inc. (a)
61,512 6,243,468
Citizens Financial Group, Inc. (a)
18,582 987,819
Commerce Bancshares, Inc. (a)
27,027 1,615,134
Commerzbank AG (Germany) (2)(a)
168,948 6,396,712
Concordia Financial Group Ltd.
(Japan) (2)(a) 210,600 1,612,366
Credit Agricole SA (France) (2)(a)
78,992 1,556,623
Cullen/Frost Bankers, Inc. (a)(b)
13,367 1,694,535
Danske Bank A/S (Denmark) (2)(a)
85,561 3,654,702
East West Bancorp, Inc. (a)
29,401 3,129,736
Fifth Third Bancorp (a)
42,275 1,883,351
First Hawaiian, Inc. (a)
24,041 596,938
First Horizon Corp. (a)
52,309 1,182,706
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 42,200 1,262,144
INVESTMENTS SHARES VALUE ($)
Banks - 6.1% (continued)
Hancock Whitney Corp. (a)
24,965 1,563,059
Home BancShares, Inc. (a)
13,825 391,247
Intesa Sanpaolo SpA (Italy) (2)(a)
564,854 3,738,868
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 4,842 540,677
Kyoto Financial Group, Inc. (Japan)
(2)(a) 41,900 887,854
Lloyds Banking Group plc (United
Kingdom) (2)(a) 801,147 906,566
M&T Bank Corp. (a)
1,931 381,604
Mizuho Financial Group, Inc.
(Japan) (2)(a) 183,500 6,168,513
NatWest Group plc (United
Kingdom) (2)(a) 669,256 4,727,192
Nordea Bank Abp (Finland) (2)(a)
169,268 2,786,791
Pinnacle Financial Partners, Inc. (a)
13,056 1,224,522
PNC Financial Services Group, Inc.
(The) (a) 31,056 6,240,082
Popular, Inc. (a)
27,491 3,491,632
Prosperity Bancshares, Inc. (a)(b)
33,522 2,224,185
Regions Financial Corp. (a)
56,996 1,502,985
Resona Holdings, Inc. (Japan) (2)(a)
317,400 3,236,622
Royal Bank of Canada (Canada) (a)
15,794 2,327,847
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 249,800 3,417,073
Societe Generale SA (France) (2)(a)
115,844 7,712,467
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 121,700 3,532,223
Swedbank AB, Class A (Sweden)
(2)(a) 57,557 1,737,398
Synovus Financial Corp. (a)
37,674 1,849,040
Texas Capital Bancshares, Inc. *(a)
35,408 2,993,038
Toronto-Dominion Bank (The)
(Canada) (a) 16,914 1,352,439
Truist Financial Corp. (a)
38,828 1,775,216
UniCredit SpA (Italy) (2)(a)
94,139 7,163,518
US Bancorp (a)
64,708 3,127,338
Webster Financial Corp. (a)
48,663 2,892,529
Wells Fargo & Co. (a)
13,020 1,091,336
Wintrust Financial Corp. (a)
7,021 929,861
Zions Bancorp NA (a)
46,841 2,650,264
141,287,582
Capital Markets - 3 .1%
Ameriprise Financial, Inc. (a)
9,549 4,690,946
Amundi SA (France) (2)(a)(c)
4,182 332,363
Azimut Holding SpA (Italy) (2)(a)
34,863 1,350,705
Bank of New York Mellon Corp.
(The) (a) 41,250 4,494,600
Brookfield Corp., Class A (Canada)
(a) 24,327 1,669,171
Cboe Global Markets, Inc. (a)
4,963 1,217,176
Charles Schwab Corp. (The) (a)
30,624 2,923,673
CME Group, Inc. (a)
22,954 6,201,941
Coinbase Global, Inc., Class A *(a)
(b) 3,777 1,274,700
CVC Capital Partners plc
(Luxembourg) (2)(a)(c) 10,682 186,521

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.1% (continued)
Deutsche Bank AG (Registered)
(Germany) (2)(a) 100,171 3,547,635
EQT AB (Sweden) (2)(a)
11,453 397,207
Evercore, Inc., Class A (a)
12,023 4,055,598
Federated Hermes, Inc., Class B
(a)(b) 55,446 2,879,311
Goldman Sachs Group, Inc. (The)
(a) 5,280 4,204,728
ICG plc (United Kingdom) (2)(a)
22,302 669,584
Invesco Ltd. (a)
50,998 1,169,894
Moody's Corp. (a)
7,127 3,395,873
Morningstar, Inc. (a)
7,594 1,761,884
MSCI, Inc., Class A (a)
4,568 2,591,929
Nasdaq, Inc. (a)
20,346 1,799,604
Nomura Holdings, Inc. (Japan) (2)(a)
563,000 4,126,044
Northern Trust Corp. (a)
2,703 363,824
Onex Corp. (Canada) (a)
6,318 560,616
Raymond James Financial, Inc. (a)
8,752 1,510,595
Robinhood Markets, Inc., Class A
*(a) 33,609 4,812,137
State Street Corp. (a)
14,835 1,721,008
Stifel Financial Corp. (a)
34,479 3,912,332
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 3,023 2,126,434
UBS Group AG (Registered)
(Switzerland) (2)(a) 25,013 1,028,373
Virtu Financial, Inc., Class A (a)
14,848 527,104
71,503,510
Consumer Finance - 0 .4%
Ally Financial, Inc. (a)
7,829 306,897
FirstCash Holdings, Inc. (a)
7,698 1,219,517
OneMain Holdings, Inc. (a)(b)
50,904 2,874,040
SoFi Technologies, Inc. *(a)
100,041 2,643,083
Synchrony Financial (a)
25,249 1,793,941
8,837,478
Financial Services - 0 .9%
Affirm Holdings, Inc., Class A *(a)
20,759 1,517,068
Corebridge Financial, Inc. (a)
29,019 930,059
Essent Group Ltd. (a)
16,017 1,018,040
Mastercard, Inc., Class A (a)
7,939 4,515,783
MGIC Investment Corp. (a)
18,869 535,313
Nexi SpA (Italy) (2)(a)(c)
452,552 2,563,836
ORIX Corp. (Japan) (2)(a)
109,100 2,863,437
PayPal Holdings, Inc. *(a)
16,365 1,097,437
Tokyo Century Corp. (Japan) (2)(a)
55,600 708,213
UWM Holdings Corp., Class A (a)
50,696 308,739
Western Union Co. (The) (a)
448,139 3,580,631
19,638,556
Insurance - 4 .9%
Ageas SA/NV (Belgium) (2)(a)
21,799 1,511,898
AIA Group Ltd. (Hong Kong) (2)(a)
144,000 1,380,091
Allianz SE (Registered) (Germany)
(2)(a) 9,305 3,914,862
Allstate Corp. (The) (a)
19,941 4,280,336
INVESTMENTS SHARES VALUE ($)
Insurance - 4.9% (continued)
American International Group, Inc.
(a) 61,901 4,861,705
Assured Guaranty Ltd. (a)
10,852 918,622
Axis Capital Holdings Ltd. (a)
28,100 2,691,980
Beazley plc (United Kingdom) (2)(a)
68,604 839,025
Brighthouse Financial, Inc. *(a)
51,294 2,722,686
Brown & Brown, Inc. (a)
23,690 2,221,885
Chubb Ltd. (a)
21,576 6,089,826
Cincinnati Financial Corp. (a)
7,018 1,109,546
CNO Financial Group, Inc. (a)
53,705 2,124,033
Dai-ichi Life Holdings, Inc. (Japan)
(2)(a) 533,800 4,198,962
Everest Group Ltd. (a)
8,597 3,010,927
Fairfax Financial Holdings Ltd.
(Canada) (a) 976 1,707,527
Fidelity National Financial, Inc. (a)
22,027 1,332,413
Globe Life, Inc. (a)
14,254 2,037,894
Hanover Insurance Group, Inc.
(The) (a) 16,251 2,951,669
iA Financial Corp., Inc. (Canada) (a)
9,697 1,102,505
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 16,100 456,291
Kemper Corp. (a)
26,681 1,375,406
Loews Corp. (a)
4,102 411,800
Manulife Financial Corp. (Canada)
(a) 117,241 3,652,777
Mapfre SA (Spain) (2)(a)
42,166 200,163
Markel Group, Inc. *(a)
440 840,998
MetLife, Inc. (a)
21,255 1,750,774
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 5,898 3,765,721
NN Group NV (Netherlands) (2)(a)
47,015 3,315,381
Old Republic International Corp. (a)
34,284 1,456,041
Poste Italiane SpA (Italy) (2)(a)(c)
120,731 2,869,902
Primerica, Inc. (a)
7,464 2,071,932
Principal Financial Group, Inc. (a)
10,150 841,536
QBE Insurance Group Ltd.
(Australia) (2)(a) 117,307 1,596,344
Reinsurance Group of America, Inc.
(a) 12,282 2,359,741
RenaissanceRe Holdings Ltd. (a)
5,754 1,461,113
SCOR SE (France) (2)(a)
27,972 989,261
Selective Insurance Group, Inc. (a)
13,262 1,075,150
Sony Financial Group, Inc. (Japan) *
104,200 115,555
T&D Holdings, Inc. (Japan) (2)(a)
98,500 2,407,707
Talanx AG (Germany) (2)(a)
5,828 777,032
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 50,600 2,141,552
Travelers Cos., Inc. (The) (a)
36,300 10,135,686
Unipol Assicurazioni SpA (Italy) (2)
(a) 188,984 4,062,700
Unum Group (a)
15,912 1,237,635
W R Berkley Corp. (a)
27,088 2,075,483

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 4.9% (continued)
Zurich Insurance Group AG
(Switzerland) (2)(a) 12,899 9,219,990
113,672,063
Total Financials 354,939,189
Health Care - 7 .8%
Biotechnology - 1 .4%
Alnylam Pharmaceuticals, Inc. *(a)
2,391 1,090,296
Apellis Pharmaceuticals, Inc. *(a)(b)
42,604 964,129
Argenx SE (Netherlands) (2)*(a)
2,405 1,776,933
BioMarin Pharmaceutical, Inc. *(a)
81,961 4,439,008
Cytokinetics, Inc. *(a)(b)
13,042 716,788
Exelixis, Inc. *(a)
99,535 4,110,795
Genmab A/S (Denmark) (2)*(a)
9,937 3,066,044
Halozyme Therapeutics, Inc. *(a)
54,633 4,006,784
Incyte Corp. *(a)
42,574 3,610,701
Insmed, Inc. *(a)
7,822 1,126,446
Natera, Inc. *(a)
13,066 2,103,234
Neurocrine Biosciences, Inc. *(a)
7,954 1,116,583
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 15,566 475,825
United Therapeutics Corp. *(a)
8,620 3,613,590
Zealand Pharma A/S (Denmark)
(2)*(a) 6,003 442,692
32,659,848
Health Care Equipment & Supplies - 1 .2%
Abbott Laboratories (a)
27,056 3,623,881
Align Technology, Inc. *(a)
3,891 487,231
Asahi Intecc Co. Ltd. (Japan) (2)(a)
73,500 1,194,401
Becton Dickinson & Co. (a)
4,537 849,190
Convatec Group plc (United
Kingdom) (2)(a)(c) 303,024 946,118
Edwards Lifesciences Corp. *(a)
30,737 2,390,416
Haemonetics Corp. *(a)
41,981 2,046,154
IDEXX Laboratories, Inc. *(a)
6,719 4,292,702
LivaNova plc *(a)
22,603 1,183,945
Penumbra, Inc. *(a)
3,177 804,798
ResMed, Inc. (a)
5,971 1,634,442
STERIS plc (a)
9,251 2,289,067
Stryker Corp. (a)
9,405 3,476,746
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 653 259,052
Zimmer Biomet Holdings, Inc. (a)
30,226 2,977,261
28,455,404
Health Care Providers & Services - 1 .2%
Cardinal Health, Inc. (a)
11,174 1,753,871
Cencora, Inc. (a)
10,057 3,143,114
Centene Corp. *(a)
109,939 3,922,624
Elevance Health, Inc. (a)
4,711 1,522,218
Encompass Health Corp. (a)
8,877 1,127,557
Fresenius Medical Care AG
(Germany) (2)(a) 6,315 333,669
HCA Healthcare, Inc. (a)
13,005 5,542,731
HealthEquity, Inc. *(a)
10,700 1,014,039
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1.2% (continued)
Humana, Inc. (a)
7,205 1,874,525
McKesson Corp. (a)
4,766 3,681,926
Tenet Healthcare Corp. *(a)
11,365 2,307,550
Universal Health Services, Inc.,
Class B (a) 10,042 2,052,986
28,276,810
Health Care Technology - 0 .4%
Pro Medicus Ltd. (Australia) (2)(a)
24,410 4,969,773
Veeva Systems, Inc., Class A *(a)
15,706 4,678,975
9,648,748
Life Sciences Tools & Services - 1 .0%
Agilent Technologies, Inc. (a)
26,437 3,393,189
Illumina, Inc. *(a)
56,338 5,350,420
IQVIA Holdings, Inc. *(a)
21,154 4,017,991
Lonza Group AG (Registered)
(Switzerland) (2)(a) 3,797 2,538,820
Medpace Holdings, Inc. *(a)
10,907 5,607,943
Mettler-Toledo International, Inc. *(a)
1,059 1,300,039
Sotera Health Co. *(a)(b)
20,940 329,386
22,537,788
Pharmaceuticals - 2 .6%
Astellas Pharma, Inc. (Japan) (2)(a)
141,500 1,542,348
Bayer AG (Registered) (Germany)
(2)(a) 112,989 3,761,534
Bristol-Myers Squibb Co. (a)
55,170 2,488,167
Corcept Therapeutics, Inc. *(a)
10,637 884,041
Eli Lilly & Co. (a)
1,601 1,221,563
Galderma Group AG (Switzerland)
(2)(a) 3,619 639,840
GSK plc (2)(a)
114,322 2,454,720
Ipsen SA (France) (2)(a)
4,949 664,533
Jazz Pharmaceuticals plc *(a)
4,991 657,814
Johnson & Johnson (a)
36,485 6,765,049
Merck & Co., Inc. (a)
67,664 5,679,039
Novartis AG (Registered) (2)(a)
88,924 11,433,704
Organon & Co. (a)
112,433 1,200,784
Orion OYJ, Class B (Finland) (2)(a)
10,973 842,435
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 90,700 4,837,100
Pfizer, Inc. (a)
82,304 2,097,106
Roche Holding AG (2)(a)
554 191,678
Royalty Pharma plc, Class A (a)
124,718 4,400,051
Shionogi & Co. Ltd. (Japan) (2)(a)
70,900 1,249,248
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 98,000 2,878,299
UCB SA (Belgium) (2)(a)
9,245 2,580,603
58,469,656
Total Health Care 180,048,254

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Industrials - 17 .4%
Aerospace & Defense - 3 .1%
Airbus SE (France) (2)(a)
16,103 3,760,469
ATI, Inc. *(a)
5,460 444,116
Babcock International Group plc
(United Kingdom) (2)(a) 16,166 290,834
Curtiss-Wright Corp. (a)
4,882 2,650,633
Dassault Aviation SA (France) (2)(a)
6,116 2,060,316
GE Aerospace (a)
12,890 3,877,570
General Dynamics Corp. (a)
13,550 4,620,550
Howmet Aerospace, Inc. (a)
12,954 2,541,963
Kongsberg Gruppen ASA (Norway)
(2)(a) 135,345 4,325,268
Leonardo SpA (Italy) (2)(a)
98,890 6,327,643
Northrop Grumman Corp. (a)
6,921 4,217,104
Rheinmetall AG (Germany) (2)(a)
4,489 10,500,540
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 425,948 6,846,800
Saab AB, Class B (Sweden) (2)(a)
124,377 7,642,001
Safran SA (France) (2)(a)
6,976 2,475,566
Singapore Technologies Engineering
Ltd. (Singapore) (2)(a) 131,300 876,760
Textron, Inc. (a)
38,608 3,261,990
Thales SA (France) (2)(a)
9,553 3,019,840
Woodward, Inc. (a)
9,301 2,350,456
72,090,419
Air Freight & Logistics - 0 .4%
CH Robinson Worldwide, Inc. (a)
2,726 360,922
FedEx Corp. (a)
22,352 5,270,825
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 153,100 3,476,049
9,107,796
Building Products - 1 .1%
Allegion plc (a)
17,968 3,186,625
Armstrong World Industries, Inc. (a)
6,627 1,298,958
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 1,056 1,110,602
Geberit AG (Registered)
(Switzerland) (2)(a) 2,460 1,857,796
Johnson Controls International plc
(a) 56,120 6,170,394
Lennox International, Inc. (a)
2,900 1,535,144
Masco Corp. (a)
28,685 2,019,137
Owens Corning (a)
9,387 1,327,885
Sanwa Holdings Corp. (Japan) (2)
(a) 121,300 3,467,785
Trane Technologies plc (a)
6,929 2,923,761
24,898,087
Commercial Services & Supplies - 0 .8%
Brambles Ltd. (Australia) (2)(a)
162,642 2,668,575
Cintas Corp. (a)
9,360 1,921,233
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 147,200 2,503,098
ISS A/S (Denmark) (2)(a)
80,572 2,553,070
Rollins, Inc. (a)
33,518 1,968,847
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.8% (continued)
Veralto Corp. (a)
41,190 4,391,266
Waste Connections, Inc. (a)(b)
10,461 1,839,044
17,845,133
Construction & Engineering - 1 .8%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,460 2,120,983
AECOM (a)
10,965 1,430,604
AtkinsRealis Group, Inc. (Canada)
(a) 9,142 659,785
Bouygues SA (France) (2)(a)
5,032 226,962
Comfort Systems USA, Inc. (a)
11,613 9,582,815
Eiffage SA (France) (2)(a)
13,915 1,782,760
EMCOR Group, Inc. (a)
7,628 4,954,691
Everus Construction Group, Inc. *(a)
4,924 422,233
Fluor Corp. *(a)
50,649 2,130,804
Kajima Corp. (Japan) (2)(a)
76,200 2,220,837
Kinden Corp. (Japan) (2)(a)
81,900 2,800,579
MasTec, Inc. *(a)
15,073 3,207,685
Obayashi Corp. (Japan) (2)(a)
99,900 1,639,710
Shimizu Corp. (Japan) (2)(a)
311,300 4,373,080
Stantec, Inc. (Canada) (a)
10,758 1,160,213
Taisei Corp. (Japan) (2)(a)
41,400 2,844,896
Valmont Industries, Inc. (a)
1,523 590,513
42,149,150
Electrical Equipment - 1 .3%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 22,462 1,625,425
Acuity, Inc. (a)
3,603 1,240,837
AMETEK, Inc. (a)
19,535 3,672,580
Fujikura Ltd. (Japan) (2)(a)
67,500 6,602,642
GE Vernova, Inc. (a)
2,413 1,483,754
Mitsubishi Electric Corp. (Japan) (2)
(a) 86,500 2,221,643
NEXTracker, Inc., Class A *(a)
19,888 1,471,513
nVent Electric plc (a)
22,246 2,194,345
Signify NV (2)(a)(c)
31,804 836,451
Vertiv Holdings Co., Class A (a)
42,051 6,343,814
Vestas Wind Systems A/S
(Denmark) (2)(a) 61,336 1,166,809
28,859,813
Ground Transportation - 0 .9%
Central Japan Railway Co. (Japan)
(2)(a) 60,500 1,734,514
Grab Holdings Ltd., Class A
(Singapore) *(a) 310,294 1,867,970
JB Hunt Transport Services, Inc. (a)
17,605 2,362,063
Lyft, Inc., Class A *(a)
277,204 6,101,260
Ryder System, Inc. (a)
12,641 2,384,598
Seibu Holdings, Inc. (Japan) (2)(a)
41,800 1,512,787
Uber Technologies, Inc. *(a)
29,453 2,885,510
Union Pacific Corp. (a)
8,351 1,973,926
20,822,628

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Industrial Conglomerates - 0 .2%
3M Co. (a)
24,976 3,875,776
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 36,000 236,519
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 807,850
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 36,200 673,923
5,594,068
Machinery - 3 .3%
Aalberts NV (Netherlands) (2)(a)
12,050 397,284
Alfa Laval AB (Sweden) (2)(a)
45,443 2,075,166
Allison Transmission Holdings, Inc.
(a) 29,058 2,466,443
Caterpillar, Inc. (a)
15,382 7,339,521
Crane Co. (a)
4,539 835,812
Cummins, Inc. (a)
10,297 4,349,144
Daimler Truck Holding AG
(Germany) (2)(a) 7,471 308,937
Donaldson Co., Inc. (a)
17,812 1,457,912
Dover Corp. (a)
25,787 4,302,045
Ebara Corp. (Japan) (2)(a)
35,200 802,368
Flowserve Corp. (a)
32,062 1,703,775
Fluidra SA (Spain) (2)(a)
12,245 333,099
GEA Group AG (Germany) (2)(a)
8,618 637,147
Hitachi Construction Machinery Co.
Ltd. (Japan) (2)(a) 18,100 578,381
IHI Corp. (Japan) (2)(a)
310,100 5,775,388
Illinois Tool Works, Inc. (a)
12,456 3,248,027
IMI plc (United Kingdom) (2)(a)
52,647 1,626,097
ITT, Inc. (a)
8,411 1,503,550
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 41,900 2,765,381
KION Group AG (Germany) (2)(a)
13,987 948,956
Knorr-Bremse AG (Germany) (2)(a)
3,255 306,259
Komatsu Ltd. (Japan) (2)(a)
37,500 1,306,395
Kone OYJ, Class B (Finland) (2)(a)
14,217 969,730
Lincoln Electric Holdings, Inc. (a)
9,188 2,166,806
Makita Corp. (Japan) (2)(a)
20,600 667,675
Metso OYJ (Finland) (2)(a)
26,483 365,049
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 79,900 2,090,912
Mueller Industries, Inc. (a)
24,520 2,479,217
Oshkosh Corp. (a)(b)
16,468 2,135,900
Otis Worldwide Corp. (a)
28,577 2,612,795
Pentair plc (a)
24,626 2,727,576
RENK Group AG (Germany) (2)(a)
4,764 493,183
Sandvik AB (Sweden) (2)(a)
61,711 1,723,921
Snap-on, Inc. (a)
8,559 2,965,950
Wartsila OYJ Abp (Finland) (2)(a)
190,289 5,707,658
Watts Water Technologies, Inc.,
Class A (a) 3,176 886,993
Westinghouse Air Brake
Technologies Corp. (a) 19,943 3,997,973
77,058,425
INVESTMENTS SHARES VALUE ($)
Marine Transportation - 0 .3%
AP Moller - Maersk A/S, Class B
(Denmark) (2)(a) 1,377 2,706,873
Kirby Corp. *(a)
2,324 193,938
Nippon Yusen KK (Japan) (2)(a)
90,600 3,091,739
5,992,550
Passenger Airlines - 1 .1%
Air Canada (Canada) *(a)
16,726 211,043
Air France-KLM (France) (2)*(a)
195,080 2,633,879
Alaska Air Group, Inc. *(a)
17,145 853,478
ANA Holdings, Inc. (Japan) (2)(a)
95,100 1,837,283
Delta Air Lines, Inc. (a)
44,030 2,498,703
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 390,547 3,314,646
easyJet plc (United Kingdom) (2)(a)
523,078 3,270,497
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 280,251 1,466,679
Japan Airlines Co. Ltd. (Japan) (2)
(a) 154,800 3,116,958
Qantas Airways Ltd. (Australia) (2)
(a) 339,063 2,450,002
Southwest Airlines Co. (a)(b)
20,477 653,421
United Airlines Holdings, Inc. *(a)
26,011 2,510,062
24,816,651
Professional Services - 1 .8%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 25,849 728,235
BayCurrent, Inc. (Japan) (2)(a)
32,100 1,886,421
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 29,421 2,940,629
Broadridge Financial Solutions, Inc.
(a) 10,939 2,605,342
CACI International, Inc., Class A *(a)
7,655 3,818,161
Computershare Ltd. (Australia) (2)
(a) 91,020 2,186,833
Concentrix Corp. (a)
42,308 1,952,514
Experian plc (2)(a)
15,941 800,671
Genpact Ltd. (a)
22,032 922,921
Jacobs Solutions, Inc. (a)
8,506 1,274,709
Leidos Holdings, Inc. (a)
18,521 3,499,728
ManpowerGroup, Inc. (a)
56,971 2,159,201
Parsons Corp. *(a)
28,122 2,331,876
RELX plc (United Kingdom) (2)(a)
114,427 5,467,189
Robert Half, Inc. (a)
5,513 187,332
Science Applications International
Corp. (a) 17,955 1,784,188
SS&C Technologies Holdings, Inc.
(a) 57,055 5,064,202
TransUnion (a)
9,363 784,432
Verisk Analytics, Inc., Class A (a)
5,318 1,337,530
41,732,114
Trading Companies & Distributors - 1 .1%
Air Lease Corp., Class A (a)
16,612 1,057,354
Applied Industrial Technologies, Inc.
(a) 4,414 1,152,275
Ferguson Enterprises, Inc. (a)
6,439 1,446,071

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.1% (continued)
Finning International, Inc. (Canada)
(a) 29,772 1,383,028
Marubeni Corp. (Japan) (2)(a)
129,500 3,231,312
Mitsui & Co. Ltd. (Japan) (2)(a)
15,000 372,468
Rexel SA (France) (2)(a)
8,149 268,291
SGH Ltd. (Australia) (2)(a)
21,859 721,563
Sojitz Corp. (Japan) (2)(a)
189,100 5,001,156
Sumitomo Corp. (Japan) (2)(a)
95,500 2,763,101
Toyota Tsusho Corp. (Japan) (2)(a)
65,600 1,815,960
WESCO International, Inc. (a)
20,846 4,408,929
WW Grainger, Inc. (a)
2,407 2,293,775
25,915,283
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
58,230 1,591,968
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 5,143 1,574,731
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 2,982 258,069
Qube Holdings Ltd. (Australia) (2)(a)
231,972 630,044
4,054,812
Total Industrials 400,936,929
Information Technology - 10 .1%
Communications Equipment - 0 .7%
Arista Networks, Inc. *(a)
55,676 8,112,550
Ciena Corp. *(a)
13,707 1,996,698
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 575,831 4,771,340
14,880,588
Electronic Equipment, Instruments & Components - 1 .6%
Amphenol Corp., Class A (a)
42,691 5,283,011
Arrow Electronics, Inc. *(a)
39,985 4,838,185
Azbil Corp. (Japan) (2)(a)
148,400 1,407,073
Celestica, Inc. (Canada) *(a)
27,120 6,673,699
Corning, Inc. (a)
33,302 2,731,763
Fabrinet (Thailand) *(a)
3,680 1,341,802
Hirose Electric Co. Ltd. (Japan) (2)
(a) 14,800 1,841,088
TD SYNNEX Corp. (a)
1,254 205,342
TDK Corp. (Japan) (2)(a)
154,500 2,237,284
Trimble, Inc. *(a)
35,133 2,868,609
Vontier Corp. (a)
15,894 667,071
Yokogawa Electric Corp. (Japan)
(2)(a) 164,500 4,720,920
Zebra Technologies Corp., Class
A *(a) 8,266 2,456,325
37,272,172
IT Services - 1 .6%
Amdocs Ltd. (a)
28,498 2,338,261
Cloudflare, Inc., Class A *(a)
12,466 2,675,079
Fujitsu Ltd. (Japan) (2)(a)
87,800 2,059,642
Gartner, Inc. *(a)
9,427 2,478,076
GoDaddy, Inc., Class A *(a)
15,657 2,142,348
INVESTMENTS SHARES VALUE ($)
IT Services - 1.6% (continued)
Indra Sistemas SA (Spain) (2)(a)
25,091 1,123,464
International Business Machines
Corp. (a) 10,864 3,065,386
Kyndryl Holdings, Inc. *(a)
54,903 1,648,737
MongoDB, Inc., Class A *(a)
6,203 1,925,287
Obic Co. Ltd. (Japan) (2)(a)
10,000 348,534
Otsuka Corp. (Japan) (2)(a)
12,400 258,840
SCSK Corp. (Japan) (2)(a)
47,000 1,406,860
Snowflake, Inc., Class A *(a)
19,066 4,300,336
Twilio, Inc., Class A *(a)
22,865 2,288,558
VeriSign, Inc. (a)
34,590 9,670,326
37,729,734
Semiconductors & Semiconductor Equipment - 2 .2%
Advantest Corp. (Japan) (2)(a)
41,700 4,125,913
ASM International NV (Netherlands)
(2)(a) 3,218 1,940,936
ASML Holding NV (Netherlands) (2)
(a) 2,385 2,325,821
Astera Labs, Inc. *(a)
1,604 314,063
Broadcom, Inc. (a)
10,181 3,358,814
Cirrus Logic, Inc. *(a)
2,112 264,613
Disco Corp. (Japan) (2)(a)
3,900 1,222,808
First Solar, Inc. *(a)
4,202 926,667
Intel Corp. *(a)
158,039 5,302,208
KLA Corp. (a)
3,830 4,131,038
Lam Research Corp. (a)
42,888 5,742,703
Micron Technology, Inc. (a)
22,479 3,761,186
NVIDIA Corp. (a)
54,113 10,096,404
Onto Innovation, Inc. *(a)
10,910 1,409,790
Rambus, Inc. *(a)
29,935 3,119,227
SCREEN Holdings Co. Ltd. (Japan)
(2)(a) 30,700 2,781,795
Silicon Laboratories, Inc. *(a)
5,810 761,865
51,585,851
Software - 3 .3%
Adobe, Inc. *(a)
11,378 4,013,589
Appfolio, Inc., Class A *(a)
826 227,695
AppLovin Corp., Class A *(a)
5,713 4,105,019
Atlassian Corp., Class A *(a)
4,497 718,171
Autodesk, Inc. *(a)
10,762 3,418,765
Commvault Systems, Inc. *(a)
12,652 2,388,445
Confluent, Inc., Class A *(a)
141,402 2,799,760
Fair Isaac Corp. *(a)
259 387,601
Fortinet, Inc. *(a)
39,248 3,299,972
Guidewire Software, Inc. *(a)
17,769 4,084,382
HubSpot, Inc. *(a)
1,797 840,637
Manhattan Associates, Inc. *(a)
19,515 4,000,185
Microsoft Corp. (a)
4,468 2,314,201
Nemetschek SE (Germany) (2)(a)
8,040 1,049,232
Nutanix, Inc., Class A *(a)
80,233 5,968,533
Oracle Corp. (a)
9,200 2,587,408
Oracle Corp. Japan (Japan) (2)(a)
12,900 1,317,131
Palantir Technologies, Inc., Class
A *(a) 26,405 4,816,800

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 3.3% (continued)
Pegasystems, Inc. (a)
49,032 2,819,340
Qualys, Inc. *(a)
14,796 1,957,955
RingCentral, Inc., Class A *(a)
20,438 579,213
Rubrik, Inc., Class A *(a)
11,107 913,551
Sage Group plc (The) (United
Kingdom) (2)(a) 87,878 1,303,626
SAP SE (Germany) (2)(a)
23,868 6,391,068
SentinelOne, Inc., Class A *(a)
81,997 1,443,967
ServiceNow, Inc. *(a)
1,244 1,144,828
TeamViewer SE (Germany) (2)*(a)
(c) 40,621 414,791
Technology One Ltd. (Australia) (2)
(a) 79,598 2,026,437
UiPath, Inc., Class A *(a)
16,795 224,717
Xero Ltd. (New Zealand) (2)*(a)
12,495 1,303,792
Zoom Communications, Inc., Class
A *(a) 37,306 3,077,745
Zscaler, Inc. *(a)
9,811 2,939,964
74,878,520
Technology Hardware, Storage & Peripherals - 0 .7%
Canon, Inc. (Japan) (2)(a)
38,900 1,135,223
Dell Technologies, Inc., Class C (a)
22,395 3,174,939
Logitech International SA
(Registered) (Switzerland) (2)(a) 20,777 2,285,437
NetApp, Inc. (a)
22,611 2,678,499
Pure Storage, Inc., Class A *(a)
31,309 2,624,007
Sandisk Corp. *(a)
4,256 477,523
Seagate Technology Holdings plc (a)
14,971 3,534,054
Seiko Epson Corp. (Japan) (2)(a)
49,800 637,062
Super Micro Computer, Inc. *(a)(b)
12,975 622,022
17,168,766
Total Information Technology 233,515,631
Materials - 4 .4%
Chemicals - 1 .4%
Axalta Coating Systems Ltd. *(a)
44,248 1,266,378
Cabot Corp. (a)
19,244 1,463,506
CF Industries Holdings, Inc. (a)
5,376 482,227
Corteva, Inc. (a)
33,087 2,237,674
DuPont de Nemours, Inc. (a)
21,839 1,701,258
Ecolab, Inc. (a)
14,527 3,978,364
Givaudan SA (Registered)
(Switzerland) (2)(a) 999 4,074,963
Huntsman Corp. (a)
196,578 1,765,270
LANXESS AG (Germany) (2)(a)
12,006 298,941
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 244,900 1,406,742
Mitsui Chemicals, Inc. (Japan) (2)(a)
16,500 412,417
Mosaic Co. (The) (a)
92,033 3,191,704
NewMarket Corp. (a)
5,009 4,148,504
Olin Corp. (a)
30,403 759,771
Orica Ltd. (Australia) (2)(a)
13,536 189,039
RPM International, Inc. (a)
12,494 1,472,793
Scotts Miracle-Gro Co. (The) (a)
21,100 1,201,645
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.4% (continued)
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 38,400 1,257,352
Toray Industries, Inc. (Japan) (2)(a)
119,700 763,658
Yara International ASA (Brazil) (2)(a)
15,564 570,483
32,642,689
Construction Materials - 0 .5%
Buzzi SpA (2)(a)
29,281 1,613,527
CRH plc (a)
23,832 2,857,457
Heidelberg Materials AG (Germany)
(2)(a) 9,003 2,035,090
Holcim AG (2)(a)
57,766 4,928,859
11,434,933
Containers & Packaging - 0 .4%
Amcor plc (a)
56,922 465,622
AptarGroup, Inc. (a)
9,058 1,210,692
Crown Holdings, Inc. (a)
31,512 3,043,744
Packaging Corp. of America (a)
14,772 3,219,262
Sonoco Products Co. (a)
19,970 860,508
8,799,828
Metals & Mining - 2 .0%
Acerinox SA (2)(a)
51,010 669,975
Agnico Eagle Mines Ltd. (Canada)
(a) 20,430 3,440,966
Alamos Gold, Inc., Class A (Canada)
(a) 45,815 1,596,957
Alcoa Corp. (a)
92,552 3,044,035
ArcelorMittal SA (Luxembourg) (2)
(a) 44,345 1,599,787
Aurubis AG (Germany) (2)(a)
4,846 607,852
Barrick Mining Corp. (Canada) (a)
59,365 1,949,827
BlueScope Steel Ltd. (Australia) (2)
(a) 16,178 243,008
Boliden AB (Sweden) (2)*(a)
9,486 387,203
Endeavour Mining plc (Ivory Coast)
(2)(a) 14,627 611,659
Evolution Mining Ltd. (Australia) (2)
(a) 669,971 4,775,913
Kinross Gold Corp. (Canada) (a)
84,575 2,099,030
Kobe Steel Ltd. (Japan) (2)(a)
82,900 979,627
Liontown Resources Ltd. (Australia)
(2)*(a) 634,857 413,151
Lundin Gold, Inc. (Canada) (a)
21,396 1,386,274
Lynas Rare Earths Ltd. (Australia)
(2)*(a) 109,443 1,215,924
Newmont Corp. (a)
57,734 4,867,554
Nippon Steel Corp. (Japan) (2)(a)
203,000 836,105
Norsk Hydro ASA (Norway) (2)(a)
232,879 1,583,372
Northern Star Resources Ltd.
(Australia) (2)(a) 111,357 1,738,875
Pan American Silver Corp. (Canada)
(a) 18,121 702,210
Pilbara Minerals Ltd. (Australia)
(2)*(a) 298,197 497,882
Royal Gold, Inc. (a)
16,526 3,314,785
South32 Ltd. (Australia) (2)(a)
719,375 1,304,024

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.0% (continued)
SSAB AB, Class B (Sweden) (2)(a)
33,285 194,109
thyssenkrupp AG (Germany) (2)(a)
255,633 3,527,179
Wheaton Precious Metals Corp.
(Brazil) (a) 22,687 2,538,818
46,126,101
Paper & Forest Products - 0 .1%
Oji Holdings Corp. (Japan) (2)(a) 385,700 2,110,355
Total Materials 101,113,906
Real Estate - 2 .1%
Diversified REITs - 0 .1%
WP Carey, Inc., REIT (a) 46,078 3,113,491
Health Care REITs - 0 .6%
Alexandria Real Estate Equities,
Inc., REIT (a) 44,006 3,667,460
Medical Properties Trust, Inc., REIT
(a)(b) 308,688 1,565,048
Omega Healthcare Investors, Inc.,
REIT (a) 51,689 2,182,310
Sabra Health Care REIT, Inc., REIT
(a) 74,840 1,395,018
Ventas, Inc., REIT (a)
48,626 3,403,334
Welltower, Inc., REIT (a)
3,388 603,538
12,816,708
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a) 143,041 1,584,894
Office REITs - 0 .4%
BXP, Inc., REIT (a)
35,441 2,634,684
COPT Defense Properties, REIT (a)
47,821 1,389,678
Cousins Properties, Inc., REIT (a)
22,849 661,250
Kilroy Realty Corp., REIT (a)
75,375 3,184,594
7,870,206
Real Estate Management & Development - 0 .1%
Howard Hughes Holdings, Inc. *(a)
(b) 14,354 1,179,468
Jones Lang LaSalle, Inc. *(a)
1,085 323,634
Zillow Group, Inc., Class C *(a)(b)
9,282 715,178
2,218,280
Residential REITs - 0 .0% †
Essex Property Trust, Inc., REIT (a) 2,752 736,600
Retail REITs - 0 .2%
Kimco Realty Corp., REIT (a)
62,661 1,369,143
Kite Realty Group Trust, REIT (a)
30,275 675,132
NNN REIT, Inc., REIT (a)
13,522 575,632
Simon Property Group, Inc., REIT
(a) 13,799 2,589,658
5,209,565
Specialized REITs - 0 .6%
CubeSmart, REIT (a)
36,545 1,485,920
EPR Properties, REIT (a)
44,164 2,561,954
Extra Space Storage, Inc., REIT (a)
11,087 1,562,602
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 0.6% (continued)
Lamar Advertising Co., Class A,
REIT (a)(b) 27,866 3,411,356
Millrose Properties, Inc., Class A,
REIT (a) 58,361 1,961,513
PotlatchDeltic Corp., REIT (a)(b)
15,227 620,500
SBA Communications Corp., REIT
(a) 12,784 2,471,786
14,075,631
Total Real Estate 47,625,375
Utilities - 4 .2%
Electric Utilities - 2 .2%
American Electric Power Co., Inc.
(a) 11,380 1,280,250
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 187,800 2,608,169
Duke Energy Corp. (a)
49,401 6,113,374
Edison International (a)
57,605 3,184,404
Endesa SA (Spain) (a)
10,375 331,439
Enel SpA (Italy) (2)(a)
904,150 8,568,214
Evergy, Inc. (a)
80,042 6,084,793
Eversource Energy (a)
38,235 2,720,038
Fortum OYJ (Finland) (2)(a)
81,543 1,547,740
Iberdrola SA (Spain) (2)(a)
84,106 1,592,071
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 26,400 377,621
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 83,800 837,211
OGE Energy Corp. (a)
24,888 1,151,568
PG&E Corp. (a)
149,004 2,246,980
Portland General Electric Co. (a)
76,035 3,345,540
PPL Corp. (a)(b)
50,386 1,872,344
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 712,600 3,337,937
Xcel Energy, Inc. (a)
33,646 2,713,550
49,913,243
Gas Utilities - 0 .8%
Atmos Energy Corp. (a)
32,528 5,554,156
Enagas SA (Spain) (a)
12,200 190,645
Italgas SpA (Italy) (2)(a)
236,512 2,178,703
National Fuel Gas Co. (a)
30,614 2,827,815
New Jersey Resources Corp. (a)
14,521 699,186
Osaka Gas Co. Ltd. (Japan) (2)(a)
32,700 947,112
Spire, Inc. (a)
15,104 1,231,278
Tokyo Gas Co. Ltd. (Japan) (2)(a)
110,500 3,929,232
UGI Corp. (a)
47,455 1,578,353
19,136,480
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)
65,745 865,204
Capital Power Corp. (Canada) (a)
10,232 480,464
RWE AG (Germany) (2)(a)
20,848 927,292
Talen Energy Corp. *(a)(b)
633 269,265
2,542,225

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 1 .0%
A2A SpA (Italy) (2)(a)
296,833 776,821
Ameren Corp. (a)
20,213 2,109,833
Atco Ltd., Class I (Canada) (a)
22,232 804,806
Centrica plc (United Kingdom) (2)(a)
1,563,596 3,511,196
DTE Energy Co. (a)
38,655 5,466,977
E.ON SE (Germany) (2)(a)
142,984 2,693,170
Engie SA (France) (2)(a)
107,312 2,306,836
NiSource, Inc. (a)
59,508 2,576,696
WEC Energy Group, Inc. (a)
23,302 2,670,176
22,916,511
Water Utilities - 0 .1%
American Water Works Co., Inc. (a) 23,884 3,324,414
Total Utilities 97,832,873
TOTAL COMMON STOCKS
(Cost $1,464,492,039) 1,840,538,047
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0 .1%
Automobiles - 0 .1%
Volkswagen AG (Preference)
(Germany) (2)(a)
(Cost $1,186,117) 9,971 1,080,754
SHORT-TERM INVESTMENTS - 84.5%
INVESTMENT COMPANIES - 16 .4%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 4.00% (d)(e) 32,275,042 32,275,042
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 7,061 7,061
Limited Purpose Cash Investment
Fund, 4.13% (d)(f) 345,392,748 345,323,669
TOTAL INVESTMENT COMPANIES
(Cost $377,500,511) 377,605,772
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 68 .1%
U.S. Treasury Bills
4.16%, 10/2/2025 (2)(g)(h) $ 114,099,000 114,086,255
4.08%, 10/9/2025 (2)(g) 70,000,000 69,936,821
4.13%, 10/23/2025 (2)(g) 122,224,000 121,923,176
4.15%, 10/30/2025 (2)(g) 145,890,000 145,413,542
4.18%, 11/6/2025 (2)(g) 97,000,000 96,609,817
4.19%, 11/13/2025 (2)(g) 124,200,000 123,604,019
4.23%, 11/20/2025 (2)(g)(h) 95,000,000 94,476,180
4.24%, 12/4/2025 (2)(g)(h) 80,000,000 79,445,635
4.24%, 12/18/2025 (2)(g)(h) 60,000,000 59,497,316
4.21%, 12/26/2025 (2)(g)(h) 85,747,000 84,957,917
4.20%, 1/2/2026 (2)(g) 59,187,000 58,597,763
4.21%, 1/15/2026 (2)(g) 118,814,000 117,489,326
4.20%, 1/22/2026 (2)(g)(h) 71,452,000 70,599,923
4.21%, 1/29/2026 (2)(g)(h) 3,029,000 2,990,794
4.06%, 2/5/2026 (2)(g) 10,368,000 10,230,864
4.05%, 2/12/2026 (2)(g) 13,876,000 13,683,215
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 68.1% (continued)
4.03%, 2/19/2026 (2)(g)(h) $ 21,431,000 21,117,266
3.99%, 2/26/2026 (2)(g) 5,766,000 5,677,345
3.96%, 3/5/2026 (2)(g)(h) 90,000,000 88,552,300
3.80%, 3/12/2026 (2)(g) 29,418,000 28,923,120
3.78%, 3/19/2026 (2)(g)(h) 96,893,000 95,195,467
3.78%, 3/26/2026 (2)(g) 37,600,000 36,915,216
3.79%, 4/2/2026 (2)(g) 32,953,000 32,333,431
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,571,770,808) 1,572,256,708
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,949,271,319) 1,949,862,480
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 295,629,932
Expiration Date: 3/20/2026 (2) 442 1,918,722
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 94,976,132
Expiration Date: 3/20/2026 (2) 142 2,815,008
4,733,730
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 401,100,000 1,723,166
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 470,000,000 1,183,225
2,906,391
TOTAL PURCHASED OPTIONS
(Cost $9,872,290) 7,640,121
TOTAL LONG POSITIONS
(Cost $3,424,821,765) 3,799,121,402
SHARES
SHORT POSITIONS - (81.6)%
COMMON STOCKS - (81.3)%
Communication Services - ( 2 .4 ) %
Diversified Telecommunication Services - ( 0 .6 ) %
BCE, Inc. (Canada)
(76,524) (1,788,144)
BT Group plc (United Kingdom) (2)
(269,447) (693,206)
Cellnex Telecom SA (Spain) (2)(c)
(61,929) (2,145,060)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - (0.6)% (continued)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (50,368) (591,896)
Koninklijke KPN NV (Netherlands)
(2) (202,745) (973,083)
Swisscom AG (Registered)
(Switzerland) (2) (2,894) (2,103,505)
Telecom Italia SpA (Italy) (2)
(3,067,691) (1,607,291)
Telefonica SA (Spain) (2)
(120,264) (618,903)
Telstra Group Ltd. (Australia) (2)
(880,977) (2,808,664)
(13,329,752)
Entertainment - ( 0 .8 ) %
Bollore SE (France) (2)
(192,676) (1,092,692)
CTS Eventim AG & Co. KGaA
(Germany) (2) (8,017) (787,065)
Electronic Arts, Inc.
(5,789) (1,167,641)
Embracer Group AB (Sweden) (2)
(34,252) (380,086)
Madison Square Garden Sports
Corp., Class A (8,946) (2,030,742)
Nexon Co. Ltd. (Japan) (2)
(9,000) (197,510)
Nintendo Co. Ltd. (Japan) (2)
(79,200) (6,852,325)
Toei Animation Co. Ltd. (Japan) (2)
(14,100) (291,046)
Toho Co. Ltd. (Japan) (2)
(20,900) (1,343,513)
Universal Music Group NV
(Netherlands) (2) (44,797) (1,294,520)
Walt Disney Co. (The)
(20,951) (2,398,889)
(17,836,029)
Interactive Media & Services - ( 0 .3 ) %
Alphabet, Inc., Class C
(7,673) (1,868,759)
Auto Trader Group plc (United
Kingdom) (2)(c) (20,428) (217,013)
CAR Group Ltd. (Australia) (2)
(28,892) (702,676)
LY Corp. (Japan) (2)
(643,300) (2,064,999)
Match Group, Inc.
(38,173) (1,348,270)
ZoomInfo Technologies, Inc., Class
A (116,421) (1,270,153)
(7,471,870)
Media - ( 0 .5 ) %
Comcast Corp., Class A
(75,200) (2,362,784)
Dentsu Group, Inc. (Japan) (2)
(79,500) (1,735,419)
EchoStar Corp., Class A
(46,907) (3,581,819)
Fox Corp., Class A
(32,282) (2,035,703)
Informa plc (United Kingdom) (2)
(22,450) (278,072)
Nexstar Media Group, Inc., Class A
(3,386) (669,548)
Publicis Groupe SA (France) (2)
(8,658) (833,188)
Trade Desk, Inc. (The), Class A
(4,946) (242,403)
WPP plc (United Kingdom) (2)
(277,509) (1,383,303)
(13,122,239)
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - ( 0 .2 ) %
Rogers Communications, Inc., Class
B (Canada) (11,230) (386,599)
SoftBank Corp. (Japan) (2)
(1,249,800) (1,838,205)
T-Mobile US, Inc.
(7,572) (1,812,585)
(4,037,389)
Total Communication Services (55,797,279)
Consumer Discretionary - ( 10 .0 ) %
Automobile Components - ( 0 .4 ) %
Aptiv plc (Ireland)
(2,306) (198,823)
Bridgestone Corp. (Japan) (2)
(38,100) (1,760,912)
Cie Generale des Etablissements
Michelin SCA (France) (2) (72,487) (2,610,527)
Denso Corp. (Japan) (2)
(70,400) (1,013,175)
Gentex Corp.
(80,714) (2,284,206)
Goodyear Tire & Rubber Co. (The)
(26,701) (199,724)
Koito Manufacturing Co. Ltd.
(Japan) (2) (25,400) (384,361)
(8,451,728)
Automobiles - ( 1 .3 ) %
Bayerische Motoren Werke AG
(Germany) (2) (13,916) (1,402,557)
Ferrari NV (Italy) (2)
(16,604) (8,048,306)
Isuzu Motors Ltd. (Japan) (2)
(73,100) (921,306)
Mercedes-Benz Group AG
(Germany) (2) (8,251) (520,061)
Nissan Motor Co. Ltd. (Japan) (2)
(1,917,600) (4,663,562)
Stellantis NV (2)
(452,588) (4,200,723)
Suzuki Motor Corp. (Japan) (2)
(120,600) (1,755,801)
Tesla, Inc.
(2,850) (1,267,452)
Thor Industries, Inc.
(5,926) (614,467)
Toyota Motor Corp. (Japan) (2)
(91,400) (1,755,471)
Yamaha Motor Co. Ltd. (Japan) (2)
(681,200) (5,100,323)
(30,250,029)
Broadline Retail - ( 0 .4 ) %
B&M European Value Retail SA
(United Kingdom) (2) (88,035) (310,559)
Dollarama, Inc. (Canada)
(6,424) (847,209)
eBay, Inc.
(11,479) (1,044,015)
Etsy, Inc.
(35,024) (2,325,243)
Ollie's Bargain Outlet Holdings, Inc.
(5,433) (697,597)
Pan Pacific International Holdings
Corp. (Japan) (2) (151,000) (994,176)
Wesfarmers Ltd. (Australia) (2)
(39,536) (2,405,107)
(8,623,906)
Distributors - ( 0 .2 ) %
D'ieteren Group (Belgium) (2)
(2,141) (401,861)
Inchcape plc (United Kingdom) (2)
(26,632) (248,132)
LKQ Corp.
(44,075) (1,346,051)
Pool Corp.
(6,253) (1,938,868)
(3,934,912)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - ( 0 .1 ) %
H&R Block, Inc.
(12,687) (641,582)
IDP Education Ltd. (Australia) (2)
(252,776) (1,098,721)
(1,740,303)
Hotels, Restaurants & Leisure - ( 2 .9 ) %
Accor SA (France) (2)
(6,536) (310,528)
Amadeus IT Group SA (Spain) (2)
(43,872) (3,487,375)
Caesars Entertainment, Inc.
(122,176) (3,301,806)
Cava Group, Inc.
(13,577) (820,187)
Chipotle Mexican Grill, Inc., Class A
(56,481) (2,213,490)
Churchill Downs, Inc.
(15,935) (1,545,854)
Darden Restaurants, Inc.
(11,769) (2,240,347)
Delivery Hero SE (South Korea) (2)
(c) (6,329) (181,733)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (79,425) (707,744)
Dutch Bros, Inc., Class A
(8,609) (450,595)
Genting Singapore Ltd. (Singapore)
(2) (2,461,500) (1,403,300)
Hilton Grand Vacations, Inc.
(30,317) (1,267,554)
Hilton Worldwide Holdings, Inc.
(15,475) (4,014,834)
Hyatt Hotels Corp., Class A
(10,654) (1,512,122)
Marriott International, Inc., Class A
(26,310) (6,852,176)
Marriott Vacations Worldwide Corp.
(12,567) (836,460)
McDonald's Corp.
(17,665) (5,368,217)
McDonald's Holdings Co. Japan Ltd.
(Japan) (2) (17,500) (733,926)
Oriental Land Co. Ltd. (Japan) (2)
(181,200) (4,362,042)
Penn Entertainment, Inc.
(20,209) (389,225)
Planet Fitness, Inc., Class A
(30,521) (3,168,080)
Restaurant Brands International, Inc.
(Canada) (33,217) (2,130,929)
Royal Caribbean Cruises Ltd.
(3,544) (1,146,767)
Sodexo SA (France) (2)
(11,135) (702,554)
Starbucks Corp.
(99,748) (8,438,681)
Vail Resorts, Inc.
(20,677) (3,092,659)
Wendy's Co. (The)
(145,966) (1,337,049)
Whitbread plc (United Kingdom) (2)
(5,738) (248,950)
Wyndham Hotels & Resorts, Inc.
(15,771) (1,260,103)
Yum! Brands, Inc.
(26,931) (4,093,512)
(67,618,799)
Household Durables - ( 1 .0 ) %
Barratt Redrow plc (United
Kingdom) (2) (126,917) (667,731)
Bellway plc (United Kingdom) (2)
(38,280) (1,268,172)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (517,677)
KB Home
(13,687) (871,041)
Lennar Corp., Class A
(1,437) (181,119)
Mohawk Industries, Inc.
(3,781) (487,446)
Newell Brands, Inc.
(237,877) (1,246,475)
NVR, Inc.
(210) (1,687,279)
Persimmon plc (United Kingdom) (2)
(37,064) (579,035)
PulteGroup, Inc.
(20,612) (2,723,464)
SEB SA (France) (2)
(4,937) (364,542)
Sekisui House Ltd. (Japan) (2)
(136,700) (3,108,912)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.0)% (continued)
SharkNinja, Inc.
(1,681) (173,395)
Somnigroup International, Inc.
(40,784) (3,439,315)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (56,700) (676,500)
TopBuild Corp.
(11,168) (4,365,124)
Whirlpool Corp.
(3,262) (256,393)
(22,613,620)
Leisure Products - ( 0 .4 ) %
BRP, Inc.
(6,824) (414,922)
Brunswick Corp.
(3,730) (235,885)
Games Workshop Group plc (United
Kingdom) (2) (1,757) (344,349)
Mattel, Inc.
(37,385) (629,190)
Sega Sammy Holdings, Inc. (Japan)
(2) (27,000) (568,892)
Shimano, Inc. (Japan) (2)
(59,100) (6,604,931)
Yamaha Corp. (Japan) (2)
(119,200) (791,450)
YETI Holdings, Inc.
(31,997) (1,061,660)
(10,651,279)
Specialty Retail - ( 2 .3 ) %
Burlington Stores, Inc.
(8,586) (2,185,137)
Fast Retailing Co. Ltd. (Japan) (2)
(22,300) (6,772,774)
Five Below, Inc.
(10,163) (1,572,216)
Floor & Decor Holdings, Inc., Class
A (28,898) (2,129,782)
H & M Hennes & Mauritz AB, Class
B (Sweden) (2) (12,750) (238,345)
Home Depot, Inc. (The)
(22,347) (9,054,781)
Industria de Diseno Textil SA (Spain)
(2) (119,453) (6,610,987)
JD Sports Fashion plc (United
Kingdom) (2) (793,839) (1,021,948)
Lithia Motors, Inc., Class A
(4,511) (1,425,476)
Lowe's Cos., Inc.
(5,481) (1,377,430)
Murphy USA, Inc.
(1,891) (734,200)
Nitori Holdings Co. Ltd. (Japan) (2)
(238,000) (4,601,807)
O'Reilly Automotive, Inc.
(26,210) (2,825,700)
RH
(14,254) (2,895,843)
Tractor Supply Co.
(99,207) (5,641,902)
Valvoline, Inc.
(78,724) (2,826,979)
ZOZO, Inc. (Japan) (2)
(193,000) (1,773,410)
(53,688,717)
Textiles, Apparel & Luxury Goods - ( 1 .0 ) %
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (6,530) (1,253,541)
Columbia Sportswear Co.
(14,844) (776,341)
Crocs, Inc.
(22,697) (1,896,334)
Gildan Activewear, Inc. (Canada)
(12,821) (740,683)
Kering SA (France) (2)
(8,007) (2,683,124)
Lululemon Athletica, Inc.
(13,871) (2,468,067)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (3,288) (2,023,374)
Moncler SpA (Italy) (2)
(11,511) (677,461)
NIKE, Inc., Class B
(67,668) (4,718,490)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - (1.0)% (continued)
Puma SE (Germany) (2)
(50,796) (1,266,362)
Swatch Group AG (The)
(Switzerland) (2) (22,143) (4,184,980)
Under Armour, Inc., Class A
(40,705) (203,118)
VF Corp.
(50,384) (727,041)
(23,618,916)
Total Consumer Discretionary (231,192,209)
Consumer Staples - ( 6 .4 ) %
Beverages - ( 0 .9 ) %
Brown-Forman Corp., Class B
(58,146) (1,574,594)
Constellation Brands, Inc., Class A
(31,548) (4,248,569)
Diageo plc (United Kingdom) (2)
(197,529) (4,726,412)
Heineken Holding NV (Netherlands)
(2) (6,320) (433,951)
Heineken NV (Netherlands) (2)
(32,954) (2,580,595)
Keurig Dr Pepper, Inc.
(43,993) (1,122,262)
Pernod Ricard SA (France) (2)
(53,820) (5,298,612)
Remy Cointreau SA (France) (2)
(4,297) (233,014)
Treasury Wine Estates Ltd.
(Australia) (2) (216,911) (1,014,273)
(21,232,282)
Consumer Staples Distribution & Retail - ( 1 .2 ) %
Alimentation Couche-Tard, Inc.
(Canada) (12,092) (645,132)
Axfood AB (Sweden) (2)
(5,924) (183,980)
BJ's Wholesale Club Holdings, Inc.
(14,852) (1,384,949)
Costco Wholesale Corp.
(7,221) (6,683,974)
Dollar General Corp.
(8,479) (876,305)
Dollar Tree, Inc.
(17,230) (1,625,995)
Endeavour Group Ltd. (Australia) (2)
(345,867) (830,364)
Jeronimo Martins SGPS SA
(Portugal) (2) (121,085) (2,947,840)
Kobe Bussan Co. Ltd. (Japan) (2)
(35,900) (989,419)
Koninklijke Ahold Delhaize NV
(Netherlands) (2) (121,009) (4,896,569)
Performance Food Group Co.
(18,241) (1,897,794)
Seven & i Holdings Co. Ltd. (Japan)
(2) (66,200) (888,299)
Sysco Corp.
(2,823) (232,446)
Woolworths Group Ltd. (Australia)
(2) (191,366) (3,377,242)
(27,460,308)
Food Products - ( 2 .8 ) %
AAK AB (Sweden) (2)
(8,945) (232,775)
Ajinomoto Co., Inc. (Japan) (2)
(41,500) (1,189,772)
Archer-Daniels-Midland Co.
(11,383) (680,020)
Associated British Foods plc (United
Kingdom) (2) (25,191) (696,061)
Barry Callebaut AG (Registered)
(Switzerland) (2) (1,726) (2,377,070)
Bunge Global SA
(21,434) (1,741,512)
Campbell's Co. (The)
(41,969) (1,325,381)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (98) (1,498,292)
INVESTMENTS SHARES VALUE ($)
Food Products - (2.8)% (continued)
Chocoladefabriken Lindt & Spruengli
AG (Registered) (Switzerland) (2) (4) (601,883)
Conagra Brands, Inc.
(75,241) (1,377,663)
Darling Ingredients, Inc.
(35,078) (1,082,858)
Freshpet, Inc.
(6,008) (331,101)
General Mills, Inc.
(70,204) (3,539,686)
Hershey Co. (The)
(30,344) (5,675,845)
Hormel Foods Corp.
(125,640) (3,108,334)
Kikkoman Corp. (Japan) (2)
(562,300) (4,761,849)
Kraft Heinz Co. (The)
(77,776) (2,025,287)
Lamb Weston Holdings, Inc.
(24,982) (1,450,955)
Lotus Bakeries NV (Belgium) (2)
(73) (688,805)
McCormick & Co., Inc. (Non-Voting)
(10,928) (731,192)
MEIJI Holdings Co. Ltd. (Japan) (2)
(109,500) (2,270,523)
Mondelez International, Inc., Class A
(150,644) (9,410,731)
Mowi ASA (Norway) (2)
(8,610) (182,150)
Nestle SA (Registered) (2)
(79,770) (7,325,697)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (206,000) (3,880,143)
Post Holdings, Inc.
(3,883) (417,345)
Salmar ASA (Norway) (2)
(20,394) (1,090,538)
Wilmar International Ltd. (China) (2)
(230,200) (509,087)
Yakult Honsha Co. Ltd. (Japan) (2)
(240,300) (3,918,516)
(64,121,071)
Household Products - ( 0 .4 ) %
Colgate-Palmolive Co.
(8,340) (666,700)
Henkel AG & Co. KGaA (Germany)
(2) (2,463) (182,820)
Kimberly-Clark Corp.
(24,946) (3,101,786)
Procter & Gamble Co. (The)
(23,541) (3,617,075)
Unicharm Corp. (Japan)
(389,700) (2,528,168)
(10,096,549)
Personal Care Products - ( 1 .0 ) %
Beiersdorf AG (Germany) (2)
(27,473) (2,874,666)
Coty, Inc., Class A
(226,709) (915,904)
elf Beauty, Inc.
(13,203) (1,749,133)
Estee Lauder Cos., Inc. (The), Class
A (28,689) (2,528,075)
Kenvue, Inc.
(182,959) (2,969,425)
L'Oreal SA (France) (2)
(11,819) (5,135,203)
Shiseido Co. Ltd. (Japan) (2)
(158,800) (2,710,774)
Unilever plc (United Kingdom) (2)
(47,236) (2,792,056)
(21,675,236)
Tobacco - ( 0 .1 ) %
Japan Tobacco, Inc. (Japan) (2) (53,900) (1,767,761)
Total Consumer Staples (146,353,207)
Energy - ( 3 .5 ) %
Energy Equipment & Services - ( 0 .3 ) %
Baker Hughes Co., Class A
(33,367) (1,625,640)
Schlumberger NV
(38,250) (1,314,652)
Tenaris SA (2)
(70,103) (1,256,114)
Valaris Ltd.
(35,680) (1,740,114)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - (0.3)% (continued)
Weatherford International plc
(14,809) (1,013,380)
(6,949,900)
Oil, Gas & Consumable Fuels - ( 3 .2 ) %
Ampol Ltd. (Australia) (2)
(62,282) (1,231,023)
BP plc (2)
(98,730) (566,873)
Cameco Corp. (Canada)
(19,473) (1,634,294)
Cheniere Energy, Inc.
(15,977) (3,754,275)
Chord Energy Corp.
(13,995) (1,390,683)
ConocoPhillips
(36,475) (3,450,170)
Diamondback Energy, Inc.
(50,055) (7,162,871)
DT Midstream, Inc.
(16,557) (1,871,934)
Enbridge, Inc. (Canada)
(77,304) (3,899,917)
EOG Resources, Inc.
(42,534) (4,768,912)
EQT Corp.
(73,605) (4,006,320)
Expand Energy Corp.
(22,619) (2,403,043)
Exxon Mobil Corp.
(2,398) (270,375)
Galp Energia SGPS SA (Portugal)
(2) (115,847) (2,195,272)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(323,900) (2,215,992)
Imperial Oil Ltd. (Canada)
(18,832) (1,707,559)
Marathon Petroleum Corp.
(1,066) (205,461)
MEG Energy Corp. (Canada)
(14,423) (291,009)
Neste OYJ (Finland) (2)
(108,596) (1,995,316)
New Hope Corp. Ltd. (Australia) (2)
(119,660) (310,273)
Occidental Petroleum Corp.
(76,884) (3,632,769)
ONEOK, Inc.
(56,920) (4,153,452)
Permian Resources Corp., Class A
(245,910) (3,147,648)
Range Resources Corp.
(26,437) (995,089)
Santos Ltd. (Australia) (2)
(180,856) (803,156)
TC Energy Corp. (Canada)
(75,692) (4,115,552)
Texas Pacific Land Corp.
(2,199) (2,053,074)
Valero Energy Corp.
(3,574) (608,509)
Williams Cos., Inc. (The)
(124,677) (7,898,288)
Woodside Energy Group Ltd.
(Australia) (2) (94,563) (1,427,993)
(74,167,102)
Total Energy (81,117,002)
Financials - ( 11 .8 ) %
Banks - ( 2 .9 ) %
Bank of Montreal (Canada)
(7,849) (1,022,789)
Bank OZK
(15,906) (810,888)
Bankinter SA (Spain) (2)
(21,978) (347,435)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (2,942) (348,620)
BPER Banca SpA (Italy) (2)
(85,046) (945,895)
Chiba Bank Ltd. (The) (Japan) (2)
(406,800) (4,264,264)
Comerica, Inc.
(8,364) (573,101)
Commonwealth Bank of Australia
(Australia) (2) (58,209) (6,428,229)
DBS Group Holdings Ltd.
(Singapore) (2) (4,800) (190,357)
DNB Bank ASA (Norway) (2)
(123,519) (3,366,634)
FinecoBank Banca Fineco SpA
(Italy) (2) (186,667) (4,051,355)
INVESTMENTS SHARES VALUE ($)
Banks - (2.9)% (continued)
First Citizens BancShares, Inc.,
Class A (1,597) (2,857,288)
First Financial Bankshares, Inc.
(32,202) (1,083,597)
Flagstar Financial, Inc.
(45,903) (530,180)
Glacier Bancorp, Inc.
(54,420) (2,648,621)
Huntington Bancshares, Inc.
(142,858) (2,467,158)
ING Groep NV (Netherlands) (2)
(30,806) (807,603)
International Bancshares Corp.
(5,500) (378,125)
JPMorgan Chase & Co.
(9,470) (2,987,122)
KeyCorp
(75,602) (1,413,001)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (108,700) (1,753,481)
National Australia Bank Ltd.
(Australia) (2) (75,497) (2,202,382)
National Bank of Canada (Canada)
(15,973) (1,696,694)
Old National Bancorp
(124,968) (2,743,048)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (98,612) (1,933,540)
SOUTHSTATE BANK Corp.
(9,833) (972,189)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (255,400) (7,185,136)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (109,764) (1,432,161)
UMB Financial Corp.
(20,792) (2,460,733)
United Bankshares, Inc.
(65,546) (2,438,967)
United Overseas Bank Ltd.
(Singapore) (2) (22,800) (612,304)
Valley National Bancorp
(199,513) (2,114,838)
Western Alliance Bancorp
(29,830) (2,586,858)
(67,654,593)
Capital Markets - ( 3 .2 ) %
ASX Ltd. (Australia) (2)
(5,866) (227,347)
Blackrock, Inc.
(5,799) (6,760,880)
Blackstone, Inc.
(20,764) (3,547,529)
Blue Owl Capital, Inc., Class A
(112,286) (1,901,002)
Brookfield Asset Management Ltd.,
Class A (Canada) (12,408) (706,125)
Daiwa Securities Group, Inc.
(Japan) (2) (79,200) (643,586)
Deutsche Boerse AG (Germany) (2)
(6,471) (1,732,876)
FactSet Research Systems, Inc.
(13,282) (3,805,160)
Franklin Resources, Inc.
(67,503) (1,561,344)
Futu Holdings Ltd., ADR (Hong
Kong) (4,711) (819,290)
Hamilton Lane, Inc., Class A
(32,163) (4,335,251)
Houlihan Lokey, Inc., Class A
(6,588) (1,352,648)
IGM Financial, Inc. (Canada)
(9,845) (358,373)
Intercontinental Exchange, Inc.
(45,384) (7,646,296)
Investec plc (United Kingdom)
(44,529) (332,673)
Janus Henderson Group plc
(6,323) (281,437)
Jefferies Financial Group, Inc.
(4,492) (293,867)
Julius Baer Group Ltd. (Switzerland)
(2) (23,572) (1,641,377)
KKR & Co., Inc.
(21,001) (2,729,080)
LPL Financial Holdings, Inc.
(15,962) (5,310,398)
Macquarie Group Ltd. (Australia) (2)
(4,628) (671,754)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (3.2)% (continued)
MarketAxess Holdings, Inc.
(6,013) (1,047,765)
Morgan Stanley
(19,318) (3,070,789)
Partners Group Holding AG
(Switzerland) (2) (3,650) (4,775,699)
S&P Global, Inc.
(12,583) (6,124,272)
Schroders plc (United Kingdom) (2)
(180,670) (916,816)
SEI Investments Co.
(13,215) (1,121,293)
Singapore Exchange Ltd.
(Singapore) (2) (70,400) (903,752)
T. Rowe Price Group, Inc.
(37,998) (3,900,115)
TMX Group Ltd. (Canada)
(12,004) (459,218)
TPG, Inc.
(66,763) (3,835,534)
Tradeweb Markets, Inc., Class A
(7,554) (838,343)
(73,651,889)
Consumer Finance - ( 0 .3 ) %
American Express Co.
(10,152) (3,372,088)
Credit Acceptance Corp.
(2,844) (1,327,949)
SLM Corp.
(80,344) (2,223,922)
(6,923,959)
Financial Services - ( 1 .7 ) %
Adyen NV (Netherlands) (2)(c)
(734) (1,181,064)
Apollo Global Management, Inc.
(25,638) (3,416,776)
Berkshire Hathaway, Inc., Class B
(1,565) (786,788)
Corpay, Inc.
(4,810) (1,385,569)
Edenred SE (France) (2)
(72,420) (1,724,661)
Equitable Holdings, Inc.
(71,194) (3,615,231)
EXOR NV (Netherlands) (2)
(4,062) (397,571)
Fidelity National Information
Services, Inc. (21,121) (1,392,719)
Fiserv, Inc.
(6,302) (812,517)
Groupe Bruxelles Lambert NV
(Belgium) (2) (3,189) (285,891)
Investor AB, Class B (Sweden) (2)
(62,415) (1,953,860)
Jack Henry & Associates, Inc.
(26,487) (3,944,709)
M&G plc (United Kingdom) (2)
(80,043) (272,972)
Mitsubishi HC Capital, Inc. (Japan)
(2) (234,600) (1,937,958)
Shift4 Payments, Inc., Class A
(28,350) (2,194,290)
Visa, Inc., Class A
(27,293) (9,317,284)
Voya Financial, Inc.
(33,495) (2,505,426)
WEX, Inc.
(4,739) (746,535)
(37,871,821)
Insurance - ( 3 .7 ) %
Admiral Group plc (United Kingdom)
(2) (5,989) (270,303)
Aflac, Inc.
(8,187) (914,488)
American Financial Group, Inc.
(3,980) (579,966)
Aon plc, Class A
(4,962) (1,769,350)
Arch Capital Group Ltd.
(30,189) (2,739,048)
Arthur J Gallagher & Co.
(34,411) (10,658,463)
ASR Nederland NV (Netherlands)
(2) (17,900) (1,218,083)
Assurant, Inc.
(5,110) (1,106,826)
Aviva plc (United Kingdom) (2)
(31,184) (288,477)
INVESTMENTS SHARES VALUE ($)
Insurance - (3.7)% (continued)
AXA SA (France) (2)
(98,633) (4,729,947)
CNA Financial Corp.
(7,767) (360,855)
Erie Indemnity Co., Class A
(11,498) (3,658,204)
Generali (Italy) (2)
(40,616) (1,596,209)
Great-West Lifeco, Inc. (Canada)
(27,992) (1,136,012)
Hannover Rueck SE (Germany) (2)
(13,353) (4,029,386)
Hartford Insurance Group, Inc. (The)
(6,652) (887,310)
Helvetia Holding AG (Registered)
(Switzerland) (2) (4,174) (1,025,720)
Insurance Australia Group Ltd.
(Australia) (2) (108,946) (590,350)
Intact Financial Corp. (Canada)
(11,979) (2,330,641)
Japan Post Holdings Co. Ltd.
(Japan) (2) (391,000) (3,880,793)
Kinsale Capital Group, Inc.
(3,526) (1,499,467)
Legal & General Group plc (United
Kingdom) (2) (494,370) (1,587,874)
Marsh & McLennan Cos., Inc.
(13,234) (2,667,048)
Medibank Pvt Ltd. (Australia) (2)
(488,475) (1,556,182)
Progressive Corp. (The)
(13,833) (3,416,059)
Prudential Financial, Inc.
(62,074) (6,439,557)
Prudential plc (Hong Kong) (2)
(58,442) (818,172)
RLI Corp.
(32,164) (2,097,736)
Ryan Specialty Holdings, Inc., Class
A (24,613) (1,387,189)
Sampo OYJ, Class A (Finland) (2)
(189,620) (2,180,052)
Sompo Holdings, Inc. (Japan) (2)
(127,900) (3,954,100)
Sun Life Financial, Inc. (Canada)
(49,999) (3,002,383)
Suncorp Group Ltd. (Australia) (2)
(89,967) (1,206,250)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (3,830) (4,134,912)
Swiss Re AG (2)
(13,848) (2,571,947)
Tryg A/S (Denmark) (2)
(10,747) (272,858)
White Mountains Insurance Group
Ltd. (879) (1,469,266)
Willis Towers Watson plc
(5,696) (1,967,683)
(85,999,166)
Total Financials (272,101,428)
Health Care - ( 7 .8 ) %
Biotechnology - ( 1 .6 ) %
AbbVie, Inc.
(30,932) (7,161,995)
Amgen, Inc.
(14,672) (4,140,438)
Biogen, Inc.
(9,571) (1,340,706)
CSL Ltd. (2)
(36,255) (4,769,210)
Gilead Sciences, Inc.
(30,835) (3,422,685)
Moderna, Inc.
(54,504) (1,407,838)
Regeneron Pharmaceuticals, Inc.
(3,135) (1,762,717)
Revolution Medicines, Inc.
(10,703) (499,830)
Roivant Sciences Ltd.
(13,599) (205,753)
Sarepta Therapeutics, Inc.
(34,246) (659,920)
Telix Pharmaceuticals Ltd.
(Australia) (2) (99,781) (964,589)
Vertex Pharmaceuticals, Inc.
(16,823) (6,588,560)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (1.6)% (continued)
Viking Therapeutics, Inc.
(106,473) (2,798,111)
(35,722,352)
Health Care Equipment & Supplies - ( 2 .5 ) %
Alcon AG (2)
(40,614) (3,054,776)
Ambu A/S, Class B (Denmark) (2)
(19,978) (293,915)
Baxter International, Inc.
(112,825) (2,569,025)
BioMerieux (France) (2)
(3,096) (415,540)
Boston Scientific Corp.
(41,532) (4,054,769)
Carl Zeiss Meditec AG (Germany)
(2) (7,718) (385,019)
Cochlear Ltd. (Australia) (2)
(8,331) (1,535,285)
Coloplast A/S, Class B (Denmark)
(2) (30,161) (2,599,580)
Cooper Cos., Inc. (The)
(11,778) (807,500)
Demant A/S (Denmark) (2)
(16,823) (585,642)
DENTSPLY SIRONA, Inc.
(45,436) (576,583)
DiaSorin SpA (Italy) (2)
(10,276) (912,927)
Elekta AB, Class B (Sweden) (2)
(49,722) (251,844)
Envista Holdings Corp.
(72,662) (1,480,125)
EssilorLuxottica SA (France) (2)
(24,984) (8,138,633)
GE HealthCare Technologies, Inc.
(19,695) (1,479,095)
Globus Medical, Inc., Class A
(23,424) (1,341,493)
Hologic, Inc.
(14,883) (1,004,454)
Inspire Medical Systems, Inc.
(7,790) (578,018)
Intuitive Surgical, Inc.
(4,941) (2,209,763)
Koninklijke Philips NV (Netherlands)
(2) (63,870) (1,749,659)
Lantheus Holdings, Inc.
(21,008) (1,077,500)
Masimo Corp.
(19,273) (2,843,731)
Medtronic plc
(23,302) (2,219,283)
Olympus Corp. (Japan) (2)
(280,700) (3,548,896)
Siemens Healthineers AG
(Germany) (2)(c) (60,788) (3,292,655)
Smith & Nephew plc (United
Kingdom) (2) (10,161) (184,294)
Solventum Corp.
(9,154) (668,242)
Sonova Holding AG (Registered)
(Switzerland) (2) (7,814) (2,143,430)
Straumann Holding AG (Registered)
(Switzerland) (2) (6,247) (669,714)
Sysmex Corp. (Japan) (2)
(109,600) (1,354,915)
Teleflex, Inc.
(5,382) (658,542)
Terumo Corp. (Japan) (2)
(170,400) (2,811,007)
(57,495,854)
Health Care Providers & Services - ( 1 .1 ) %
Acadia Healthcare Co., Inc.
(27,700) (685,852)
Amplifon SpA (Italy) (2)
(27,543) (449,231)
Chemed Corp.
(4,188) (1,875,135)
Cigna Group (The)
(646) (186,210)
DaVita, Inc.
(3,761) (499,724)
Ensign Group, Inc. (The)
(5,869) (1,013,987)
Fresenius SE & Co. KGaA
(Germany) (2) (3,472) (194,035)
Galenica AG (Switzerland) (2)(c)
(1,748) (190,284)
Henry Schein, Inc.
(57,854) (3,839,770)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (1.1)% (continued)
Hims & Hers Health, Inc.
(19,749) (1,120,163)
Labcorp Holdings, Inc.
(13,073) (3,752,735)
Option Care Health, Inc.
(89,262) (2,477,913)
Premier, Inc., Class A
(20,016) (556,445)
Quest Diagnostics, Inc.
(24,681) (4,703,705)
Ramsay Health Care Ltd. (Australia)
(2) (90,479) (1,898,359)
Sonic Healthcare Ltd. (Australia) (2)
(30,305) (429,237)
UnitedHealth Group, Inc.
(3,816) (1,317,665)
(25,190,450)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(76,080) (929,698)
Doximity, Inc., Class A
(7,803) (570,789)
M3, Inc. (Japan) (2)
(235,000) (3,804,253)
(5,304,740)
Life Sciences Tools & Services - ( 1 .2 ) %
Avantor, Inc.
(48,884) (610,072)
Bachem Holding AG, Class B
(Switzerland) (2) (10,292) (766,085)
Bio-Rad Laboratories, Inc., Class A
(2,576) (722,285)
Bio-Techne Corp.
(96,703) (5,379,588)
Bruker Corp.
(9,368) (304,366)
Charles River Laboratories
International, Inc. (16,403) (2,566,414)
Danaher Corp.
(8,408) (1,666,970)
QIAGEN NV (2)
(28,970) (1,292,164)
Repligen Corp.
(26,827) (3,585,965)
Revvity, Inc.
(42,089) (3,689,101)
Tecan Group AG (Registered)
(Switzerland) (2) (6,430) (1,164,670)
Thermo Fisher Scientific, Inc.
(8,853) (4,293,882)
Waters Corp.
(1,426) (427,529)
West Pharmaceutical Services, Inc.
(2,792) (732,425)
(27,201,516)
Pharmaceuticals - ( 1 .2 ) %
AstraZeneca plc (United Kingdom)
(2) (19,091) (2,924,762)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (56,000) (2,482,732)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(64,300) (1,446,764)
Eisai Co. Ltd. (Japan) (2)
(27,100) (915,514)
Elanco Animal Health, Inc.
(10,305) (207,543)
Haleon plc (2)
(698,048) (3,141,343)
Kyowa Kirin Co. Ltd. (Japan) (2)
(99,900) (1,561,683)
Merck KGaA (Germany) (2)
(39,826) (5,167,212)
Novo Nordisk A/S, Class B
(Denmark) (2) (39,399) (2,193,802)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (231,100) (2,676,331)
Perrigo Co. plc
(39,944) (889,553)
Roche Holding AG (2)
(5,986) (1,993,240)
Sanofi SA (2)
(2,758) (261,166)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (1.2)% (continued)
Viatris, Inc.
(137,113) (1,357,419)
(27,219,064)
Total Health Care (178,133,976)
Industrials - ( 16 .6 ) %
Aerospace & Defense - ( 1 .3 ) %
Axon Enterprise, Inc.
(618) (443,502)
BAE Systems plc (United Kingdom)
(2) (91,830) (2,556,220)
Boeing Co. (The)
(16,922) (3,652,275)
BWX Technologies, Inc.
(2,000) (368,740)
CAE, Inc. (Canada)
(42,581) (1,260,877)
HEICO Corp.
(16,268) (5,251,636)
Hexcel Corp.
(5,757) (360,964)
Huntington Ingalls Industries, Inc.
(942) (271,211)
L3Harris Technologies, Inc.
(11,317) (3,456,325)
Lockheed Martin Corp.
(3,773) (1,883,519)
MTU Aero Engines AG (Germany)
(2) (5,064) (2,336,213)
RTX Corp.
(17,510) (2,929,948)
TransDigm Group, Inc.
(4,565) (6,016,761)
(30,788,191)
Air Freight & Logistics - ( 0 .6 ) %
Deutsche Post AG (Germany) (2)
(109,014) (4,871,546)
DSV A/S (Denmark) (2)
(11,769) (2,351,102)
Expeditors International of
Washington, Inc. (17,841) (2,187,128)
GXO Logistics, Inc.
(29,923) (1,582,628)
SG Holdings Co. Ltd. (Japan) (2)
(214,200) (2,212,553)
United Parcel Service, Inc., Class B
(7,678) (641,343)
(13,846,300)
Building Products - ( 1 .3 ) %
A O Smith Corp.
(3,253) (238,803)
AAON, Inc.
(34,314) (3,206,300)
Advanced Drainage Systems, Inc.
(6,734) (934,006)
AGC, Inc. (Japan) (2)
(34,700) (1,131,648)
Assa Abloy AB, Class B (Sweden)
(2) (47,786) (1,663,330)
Builders FirstSource, Inc.
(22,029) (2,671,016)
Carlisle Cos., Inc.
(3,464) (1,139,517)
Carrier Global Corp.
(52,031) (3,106,251)
Cie de Saint-Gobain SA (France) (2)
(27,846) (3,017,158)
Daikin Industries Ltd. (Japan) (2)
(35,700) (4,114,857)
Fortune Brands Innovations, Inc.
(39,063) (2,085,574)
Hayward Holdings, Inc.
(29,526) (446,433)
Nibe Industrier AB, Class B
(Sweden) (2) (314,821) (1,244,320)
Simpson Manufacturing Co., Inc.
(3,679) (616,085)
TOTO Ltd. (Japan) (2)
(64,300) (1,691,057)
Trex Co., Inc.
(33,915) (1,752,388)
UFP Industries, Inc.
(5,486) (512,886)
(29,571,629)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - ( 1 .3 ) %
Clean Harbors, Inc.
(3,910) (907,980)
Cleanaway Waste Management Ltd.
(Australia) (2) (715,889) (1,310,793)
Element Fleet Management Corp.
(Canada) (50,178) (1,299,429)
GFL Environmental, Inc.
(20,850) (988,191)
MSA Safety, Inc.
(6,085) (1,047,046)
RB Global, Inc. (Canada)
(26,377) (2,856,987)
Rentokil Initial plc (United Kingdom)
(2) (420,739) (2,131,358)
Republic Services, Inc., Class A
(27,959) (6,416,031)
Secom Co. Ltd. (Japan) (2)
(33,000) (1,210,684)
Securitas AB, Class B (Sweden) (2)
(37,420) (564,035)
SPIE SA (France) (2)
(9,002) (486,663)
Tetra Tech, Inc.
(37,432) (1,249,480)
Waste Management, Inc.
(40,300) (8,899,449)
(29,368,126)
Construction & Engineering - ( 0 .9 ) %
API Group Corp.
(71,528) (2,458,417)
Ferrovial SE (2)
(61,407) (3,527,234)
Quanta Services, Inc.
(15,026) (6,227,075)
Skanska AB, Class B (Sweden) (2)
(10,648) (276,378)
Vinci SA (France) (2)
(12,288) (1,707,687)
WillScot Holdings Corp.
(168,426) (3,555,473)
WSP Global, Inc. (Canada)
(18,545) (3,644,505)
(21,396,769)
Electrical Equipment - ( 1 .1 ) %
Eaton Corp. plc
(10,917) (4,085,687)
Emerson Electric Co.
(41,803) (5,483,718)
EnerSys
(1,775) (200,504)
Generac Holdings, Inc.
(3,248) (543,715)
Hubbell, Inc., Class B
(5,841) (2,513,441)
NIDEC Corp. (Japan) (2)
(115,000) (2,044,110)
Regal Rexnord Corp.
(14,317) (2,053,630)
Rockwell Automation, Inc.
(7,013) (2,451,254)
Schneider Electric SE (2)
(15,124) (4,256,984)
Sensata Technologies Holding plc
(77,725) (2,374,499)
(26,007,542)
Ground Transportation - ( 1 .6 ) %
Aurizon Holdings Ltd. (Australia) (2)
(112,867) (238,041)
Avis Budget Group, Inc.
(25,805) (4,143,638)
Canadian National Railway Co.
(Canada) (30,047) (2,833,490)
Canadian Pacific Kansas City Ltd.
(Canada) (44,880) (3,342,539)
CSX Corp.
(101,405) (3,600,892)
East Japan Railway Co. (Japan) (2)
(126,400) (3,091,597)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (14,100) (415,796)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (293,500) (2,722,395)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (84,600) (1,762,787)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - (1.6)% (continued)
Knight-Swift Transportation
Holdings, Inc., Class A (25,131) (992,926)
Landstar System, Inc.
(9,638) (1,181,233)
Old Dominion Freight Line, Inc.
(20,976) (2,953,001)
Saia, Inc.
(5,047) (1,510,870)
Schneider National, Inc., Class B
(58,552) (1,238,960)
TFI International, Inc. (Canada)
(8,010) (704,940)
Tokyu Corp. (Japan) (2)
(130,800) (1,595,160)
XPO, Inc.
(27,890) (3,605,340)
(35,933,605)
Industrial Conglomerates - ( 0 .5 ) %
DCC plc (United Kingdom) (2)
(4,185) (269,396)
Hitachi Ltd. (Japan) (2)
(84,000) (2,225,418)
Honeywell International, Inc.
(19,326) (4,068,123)
Keppel Ltd. (Singapore) (2)
(135,000) (934,437)
Lifco AB, Class B (Sweden) (2)
(10,357) (350,685)
Siemens AG (Registered)
(Germany) (2) (13,346) (3,603,127)
Smiths Group plc (United Kingdom)
(2) (8,718) (276,405)
(11,727,591)
Machinery - ( 4 .3 ) %
AGCO Corp.
(7,459) (798,635)
Alstom SA (France) (2)
(36,889) (965,253)
Atlas Copco AB, Class A (Sweden)
(2) (317,597) (5,385,805)
Daifuku Co. Ltd. (Japan) (2)
(86,700) (2,774,744)
Deere & Co.
(16,174) (7,395,723)
Epiroc AB, Class A (Sweden) (2)
(49,279) (1,043,240)
Esab Corp.
(18,978) (2,120,602)
FANUC Corp. (Japan) (2)
(19,400) (557,497)
Fortive Corp.
(86,083) (4,217,206)
Georg Fischer AG (Registered)
(Switzerland) (2) (9,458) (743,272)
Graco, Inc.
(23,877) (2,028,590)
Husqvarna AB, Class B (Sweden)
(2) (78,812) (421,255)
IDEX Corp.
(30,711) (4,998,522)
Indutrade AB (Sweden) (2)
(34,195) (786,742)
Ingersoll Rand, Inc.
(93,263) (7,705,389)
Interpump Group SpA (Italy) (2)
(10,531) (484,086)
Kubota Corp. (Japan) (2)
(398,200) (5,003,147)
MINEBEA MITSUMI, Inc. (Japan) (2)
(130,800) (2,457,835)
Nordson Corp.
(13,089) (2,970,549)
PACCAR, Inc.
(13,990) (1,375,497)
Parker-Hannifin Corp.
(4,071) (3,086,429)
Rational AG (Germany) (2)
(761) (581,540)
RBC Bearings, Inc.
(9,501) (3,708,145)
Schindler Holding AG (Switzerland)
(2) (5,596) (2,128,026)
Schindler Holding AG (Registered)
(Switzerland) (2) (511) (184,905)
SKF AB, Class B (Sweden) (2)
(18,317) (455,566)
SMC Corp. (Japan) (2)
(20,200) (6,243,663)
INVESTMENTS SHARES VALUE ($)
Machinery - (4.3)% (continued)
Spirax Group plc (United Kingdom)
(2) (7,349) (676,725)
Stanley Black & Decker, Inc.
(14,210) (1,056,229)
Terex Corp.
(11,652) (597,748)
Timken Co. (The)
(21,315) (1,602,462)
TOMRA Systems ASA (Norway) (2)
(45,923) (688,469)
Toro Co. (The)
(23,179) (1,766,240)
Toyota Industries Corp. (Japan) (2)
(56,700) (6,376,963)
Trelleborg AB, Class B (Sweden) (2)
(23,019) (860,640)
Valmet OYJ (Finland) (2)
(20,779) (692,307)
VAT Group AG (Switzerland) (2)(c)
(10,353) (4,132,581)
Volvo AB, Class B (Sweden) (2)
(35,099) (1,009,363)
Xylem, Inc.
(14,198) (2,094,205)
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) (211,700) (553,863)
Yaskawa Electric Corp. (Japan) (2)
(260,800) (5,551,699)
(98,281,357)
Marine Transportation - ( 0 .2 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (122,600) (1,743,234)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (6,645) (1,243,529)
Mitsui OSK Lines Ltd. (Japan) (2)
(60,700) (1,842,822)
(4,829,585)
Passenger Airlines - ( 0 .2 ) %
American Airlines Group, Inc.
(244,675) (2,750,147)
Singapore Airlines Ltd. (Singapore)
(2) (242,500) (1,225,937)
(3,976,084)
Professional Services - ( 1 .6 ) %
Amentum Holdings, Inc.
(16,244) (389,044)
Automatic Data Processing, Inc.
(18,853) (5,533,355)
Bureau Veritas SA (France) (2)
(41,152) (1,290,747)
Clarivate plc
(452,079) (1,731,463)
Dayforce, Inc.
(17,761) (1,223,555)
Equifax, Inc.
(9,205) (2,361,359)
ExlService Holdings, Inc.
(44,658) (1,966,292)
Exponent, Inc.
(25,533) (1,774,033)
FTI Consulting, Inc.
(6,169) (997,219)
Insperity, Inc.
(14,107) (694,064)
Maximus, Inc.
(7,614) (695,691)
Paychex, Inc.
(37,145) (4,708,500)
Paycom Software, Inc.
(12,948) (2,694,997)
Paylocity Holding Corp.
(1,318) (209,918)
Randstad NV (Netherlands) (2)
(28,995) (1,236,325)
Recruit Holdings Co. Ltd. (Japan) (2)
(26,300) (1,413,990)
SGS SA (Registered) (Switzerland)
(2) (25,579) (2,658,165)
Teleperformance SE (France) (2)
(10,122) (756,047)
Thomson Reuters Corp. (Canada)
(16,430) (2,551,213)
Wolters Kluwer NV (Netherlands) (2)
(23,033) (3,144,002)
(38,029,979)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - ( 1 .3 ) %
Ashtead Group plc (United
Kingdom) (2) (10,603) (711,052)
Beijer Ref AB, Class B (Sweden) (2)
(71,151) (1,112,213)
Brenntag SE (Germany) (2)
(45,814) (2,745,295)
Bunzl plc (United Kingdom) (2)
(108,924) (3,442,784)
Fastenal Co.
(179,837) (8,819,206)
IMCD NV (Netherlands) (2)
(6,524) (676,196)
ITOCHU Corp. (Japan) (2)
(21,500) (1,223,316)
MonotaRO Co. Ltd. (Japan) (2)
(87,500) (1,270,391)
MSC Industrial Direct Co., Inc.,
Class A (9,224) (849,899)
QXO, Inc.
(170,557) (3,250,816)
Reece Ltd. (Australia) (2)
(159,802) (1,193,294)
RS GROUP plc (United Kingdom)
(2) (52,987) (406,165)
SiteOne Landscape Supply, Inc.
(10,520) (1,354,976)
Toromont Industries Ltd. (Canada)
(3,324) (369,063)
United Rentals, Inc.
(2,573) (2,456,340)
Watsco, Inc.
(753) (304,438)
(30,185,444)
Transportation Infrastructure - ( 0 .4 ) %
Aeroports de Paris SA (France) (2)
(10,841) (1,436,210)
Atlas Arteria Ltd. (Australia) (2)
(449,356) (1,459,242)
Transurban Group (Australia) (2)
(615,632) (5,616,938)
(8,512,390)
Total Industrials (382,454,592)
Information Technology - ( 9 .6 ) %
Communications Equipment - ( 0 .5 ) %
Cisco Systems, Inc.
(105,452) (7,215,026)
F5, Inc.
(1,145) (370,052)
Motorola Solutions, Inc.
(7,221) (3,302,091)
Ubiquiti, Inc.
(938) (619,624)
(11,506,793)
Electronic Equipment, Instruments & Components - ( 1 .8 ) %
Avnet, Inc.
(14,600) (763,288)
Belden, Inc.
(23,322) (2,804,937)
CDW Corp.
(18,783) (2,991,756)
Coherent Corp.
(14,044) (1,512,820)
Crane NXT Co.
(29,394) (1,971,456)
Halma plc (United Kingdom) (2)
(9,882) (460,015)
Hexagon AB, Class B (Sweden) (2)
(243,419) (2,904,756)
IPG Photonics Corp.
(11,603) (918,842)
Jabil, Inc.
(14,840) (3,222,803)
Keyence Corp. (Japan) (2)
(18,600) (6,929,633)
Keysight Technologies, Inc.
(18,627) (3,258,235)
Littelfuse, Inc.
(3,439) (890,735)
Murata Manufacturing Co. Ltd.
(Japan) (2) (153,300) (2,910,256)
Novanta, Inc.
(30,887) (3,093,333)
Omron Corp. (Japan) (2)
(13,500) (370,540)
Shimadzu Corp. (Japan) (2)
(107,600) (2,713,404)
TE Connectivity plc (Switzerland)
(9,264) (2,033,726)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (1.8)%
(continued)
Teledyne Technologies, Inc.
(2,934) (1,719,441)
(41,469,976)
IT Services - ( 1 .3 ) %
Accenture plc, Class A (Ireland)
(7,192) (1,773,547)
Akamai Technologies, Inc.
(18,848) (1,427,925)
ASGN, Inc.
(29,955) (1,418,369)
Bechtle AG (Germany) (2)
(24,464) (1,130,942)
Capgemini SE (France) (2)
(27,922) (4,073,189)
CGI, Inc. (Canada)
(30,629) (2,728,153)
Cognizant Technology Solutions
Corp., Class A (38,558) (2,586,085)
DXC Technology Co.
(65,453) (892,125)
EPAM Systems, Inc.
(5,989) (903,081)
Globant SA
(63,201) (3,626,473)
NEXTDC Ltd. (Australia) (2)
(257,832) (2,892,546)
Nomura Research Institute Ltd.
(Japan) (2) (45,700) (1,754,517)
Okta, Inc., Class A
(3,223) (295,549)
Shopify, Inc., Class A (Canada)
(11,365) (1,688,458)
TIS, Inc. (Japan) (2)
(57,100) (1,883,452)
(29,074,411)
Semiconductors & Semiconductor Equipment - ( 3 .1 ) %
Advanced Micro Devices, Inc.
(2,151) (348,010)
Allegro MicroSystems, Inc. (Japan)
(58,006) (1,693,775)
Amkor Technology, Inc.
(37,053) (1,052,305)
Analog Devices, Inc.
(8,564) (2,104,175)
Applied Materials, Inc.
(23,929) (4,899,223)
Enphase Energy, Inc.
(76,254) (2,698,629)
Entegris, Inc.
(49,384) (4,566,045)
GLOBALFOUNDRIES, Inc.
(35,081) (1,257,303)
Infineon Technologies AG
(Germany) (2) (143,723) (5,638,278)
Lasertec Corp. (Japan) (2)
(19,000) (2,599,295)
Lattice Semiconductor Corp.
(80,781) (5,922,863)
MACOM Technology Solutions
Holdings, Inc. (20,501) (2,552,169)
Marvell Technology, Inc.
(15,806) (1,328,810)
Microchip Technology, Inc.
(44,507) (2,858,240)
MKS, Inc.
(11,630) (1,439,445)
Monolithic Power Systems, Inc.
(604) (556,067)
NXP Semiconductors NV
(Netherlands) (11,911) (2,712,492)
ON Semiconductor Corp.
(44,268) (2,182,855)
Power Integrations, Inc.
(67,313) (2,706,656)
Qorvo, Inc.
(7,621) (694,121)
Renesas Electronics Corp. (Japan)
(2) (285,700) (3,287,034)
Rohm Co. Ltd. (Japan) (2)
(172,000) (2,567,782)
Skyworks Solutions, Inc.
(67,066) (5,162,741)
SOITEC (France) (2)
(8,017) (368,014)
STMicroelectronics NV (Singapore)
(2) (55,554) (1,570,229)
Synaptics, Inc.
(19,267) (1,316,707)
Teradyne, Inc.
(8,876) (1,221,693)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (3.1)% (continued)
Texas Instruments, Inc.
(13,799) (2,535,290)
Tokyo Electron Ltd. (Japan) (2)
(20,600) (3,651,700)
Universal Display Corp.
(6,566) (943,075)
(72,435,021)
Software - ( 2 .6 ) %
Bentley Systems, Inc., Class B
(5,709) (293,899)
BILL Holdings, Inc.
(39,145) (2,073,511)
Blackbaud, Inc.
(18,757) (1,206,263)
Cadence Design Systems, Inc.
(6,868) (2,412,454)
CCC Intelligent Solutions Holdings,
Inc. (108,317) (986,768)
Constellation Software, Inc.
(Canada) (1,150) (3,121,849)
Crowdstrike Holdings, Inc., Class A
(7,245) (3,552,803)
Dassault Systemes SE (France) (2)
(99,858) (3,359,325)
Datadog, Inc., Class A
(15,654) (2,229,130)
Descartes Systems Group, Inc.
(The) (Canada) (11,439) (1,077,076)
Docusign, Inc., Class A
(8,072) (581,910)
Dolby Laboratories, Inc., Class A
(28,484) (2,061,387)
Dynatrace, Inc.
(26,588) (1,288,189)
Gen Digital, Inc.
(95,615) (2,714,510)
Intuit, Inc.
(4,757) (3,248,603)
nCino, Inc.
(46,673) (1,265,305)
Open Text Corp. (Canada)
(31,830) (1,189,765)
Palo Alto Networks, Inc.
(959) (195,271)
Procore Technologies, Inc.
(11,960) (872,123)
PTC, Inc.
(8,895) (1,805,863)
Roper Technologies, Inc.
(14,521) (7,241,477)
Salesforce, Inc.
(6,110) (1,448,070)
Strategy, Inc., Class A
(9,913) (3,194,068)
Synopsys, Inc.
(14,031) (6,922,755)
Teradata Corp.
(32,449) (697,978)
Trend Micro, Inc. (Japan) (2)
(20,100) (1,100,129)
Tyler Technologies, Inc.
(4,082) (2,135,539)
Unity Software, Inc.
(8,370) (335,135)
WiseTech Global Ltd. (Australia) (2)
(4,791) (286,422)
Workday, Inc., Class A
(4,177) (1,005,529)
(59,903,106)
Technology Hardware, Storage & Peripherals - ( 0 .3 ) %
Brother Industries Ltd. (Japan) (2)
(21,000) (350,902)
FUJIFILM Holdings Corp. (Japan)
(2) (147,500) (3,668,074)
Hewlett Packard Enterprise Co.
(42,868) (1,052,838)
HP, Inc.
(53,849) (1,466,308)
Ricoh Co. Ltd. (Japan) (2)
(96,300) (847,742)
(7,385,864)
Total Information Technology (221,775,171)
Materials - ( 5 .7 ) %
Chemicals - ( 2 .8 ) %
Air Liquide SA (France) (2)
(11,430) (2,381,516)
Air Products and Chemicals, Inc.
(25,147) (6,858,090)
Albemarle Corp.
(24,631) (1,997,081)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.8)% (continued)
Arkema SA (France) (2)
(12,485) (791,649)
Ashland, Inc.
(15,983) (765,746)
Avient Corp.
(37,178) (1,225,015)
BASF SE (Germany) (2)
(3,698) (184,768)
Celanese Corp., Class A
(75,045) (3,157,894)
Clariant AG (Registered)
(Switzerland) (2) (130,901) (1,217,825)
Croda International plc (United
Kingdom) (2) (6,789) (247,465)
Dow, Inc.
(81,152) (1,860,815)
Eastman Chemical Co.
(54,067) (3,408,924)
Element Solutions, Inc.
(84,065) (2,115,916)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (1,418) (1,007,447)
FMC Corp.
(60,344) (2,029,369)
International Flavors & Fragrances,
Inc. (3,411) (209,913)
Linde plc
(2,955) (1,403,625)
LyondellBasell Industries NV, Class
A (39,076) (1,916,287)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (400,700) (2,733,723)
Nippon Sanso Holdings Corp.
(Japan) (2) (88,100) (3,120,126)
Nissan Chemical Corp. (Japan) (2)
(31,100) (1,126,557)
Nitto Denko Corp. (Japan) (2)
(236,200) (5,599,060)
Novonesis Novozymes, Class B
(Denmark) (2) (27,535) (1,694,615)
PPG Industries, Inc.
(12,564) (1,320,602)
Resonac Holdings Corp. (Japan) (2)
(61,800) (2,092,937)
Sherwin-Williams Co. (The)
(17,287) (5,985,797)
Sika AG (Registered) (Switzerland)
(2) (4,349) (976,606)
Symrise AG, Class A (Germany) (2)
(46,162) (4,014,722)
Umicore SA (Belgium) (2)
(22,344) (398,977)
Wacker Chemie AG (Germany) (2)
(9,298) (703,787)
Westlake Corp.
(29,732) (2,291,148)
(64,838,002)
Construction Materials - ( 0 .5 ) %
Eagle Materials, Inc.
(3,788) (882,756)
James Hardie Industries plc,
CHESS (2) (78,826) (1,462,963)
Knife River Corp.
(32,362) (2,487,667)
Martin Marietta Materials, Inc.
(5,248) (3,307,709)
Vulcan Materials Co.
(8,776) (2,699,673)
(10,840,768)
Containers & Packaging - ( 0 .7 ) %
Avery Dennison Corp.
(8,684) (1,408,284)
Ball Corp.
(18,621) (938,871)
CCL Industries, Inc., Class B
(Canada) (9,812) (553,031)
Graphic Packaging Holding Co.
(158,254) (3,097,031)
International Paper Co.
(65,608) (3,044,211)
Sealed Air Corp.
(48,450) (1,712,708)
SIG Group AG (Switzerland) (2)
(164,975) (1,710,918)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - (0.7)% (continued)
Silgan Holdings, Inc.
(70,523) (3,033,194)
(15,498,248)
Metals & Mining - ( 1 .5 ) %
Anglo American plc (South Africa)
(2) (14,361) (541,515)
Antofagasta plc (Chile) (2)
(52,411) (1,949,161)
BHP Group Ltd. (Australia) (2)
(60,132) (1,679,801)
Capstone Copper Corp. (Canada)
(72,549) (616,174)
Carpenter Technology Corp.
(7,027) (1,725,410)
Cleveland-Cliffs, Inc.
(179,529) (2,190,254)
Commercial Metals Co.
(7,401) (423,929)
First Quantum Minerals Ltd.
(Zambia) (78,174) (1,768,282)
Fortescue Ltd. (Australia) (2)
(30,191) (373,899)
Franco-Nevada Corp. (Canada)
(8,565) (1,906,431)
Glencore plc (Australia) (2)
(325,347) (1,498,427)
IGO Ltd. (Australia) (2)
(116,648) (400,520)
Ivanhoe Mines Ltd., Class A (Congo,
the Democratic Republic of the) (24,406) (258,843)
JFE Holdings, Inc. (Japan) (2)
(209,200) (2,567,120)
Lundin Mining Corp. (Chile)
(239,292) (3,569,521)
Mineral Resources Ltd. (Australia)
(2) (34,851) (950,605)
MP Materials Corp.
(22,103) (1,482,448)
Nucor Corp.
(16,594) (2,247,325)
Reliance, Inc.
(8,168) (2,293,819)
Rio Tinto Ltd. (Australia) (2)
(18,582) (1,498,882)
Rio Tinto plc (Australia) (2)
(52,757) (3,476,816)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (21,800) (701,851)
Teck Resources Ltd., Class B
(Canada) (13,780) (604,490)
(34,725,523)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(25,480) (968,089)
Mondi plc (Austria) (2)
(30,791) (425,904)
Stora Enso OYJ, Class R (Finland)
(2) (18,262) (200,972)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (84,709) (1,121,251)
UPM-Kymmene OYJ (Finland) (2)
(58,842) (1,611,484)
West Fraser Timber Co. Ltd.
(Canada) (16,141) (1,097,291)
(5,424,991)
Total Materials (131,327,532)
Real Estate - ( 3 .6 ) %
Diversified REITs - ( 0 .0 ) % †
GPT Group (The), REIT (Australia)
(2) (70,113) (248,940)
Health Care REITs - ( 0 .0 ) % †
Healthcare Realty Trust, Inc., REIT (59,645) (1,075,399)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (98,165) (1,670,768)
INVESTMENTS SHARES VALUE ($)
Industrial REITs - ( 0 .6 ) %
Americold Realty Trust, Inc., REIT
(42,563) (520,971)
EastGroup Properties, Inc., REIT
(18,473) (3,126,740)
First Industrial Realty Trust, Inc.,
REIT (42,560) (2,190,563)
Goodman Group, REIT (Australia)
(2) (39,144) (848,290)
Prologis, Inc., REIT
(26,153) (2,995,042)
Rexford Industrial Realty, Inc., REIT
(54,914) (2,257,515)
STAG Industrial, Inc., REIT
(48,352) (1,706,342)
(13,645,463)
Office REITs - ( 0 .0 ) % †
Nippon Building Fund, Inc., REIT
(Japan) (584) (550,887)
Vornado Realty Trust, REIT
(22,273) (902,725)
(1,453,612)
Real Estate Management & Development - ( 0 .5 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (611,800) (1,277,715)
CBRE Group, Inc., Class A
(24,556) (3,869,043)
CoStar Group, Inc.
(18,784) (1,584,806)
Daiwa House Industry Co. Ltd.
(Japan) (2) (5,200) (186,758)
FirstService Corp. (Canada)
(1,065) (202,914)
Hulic Co. Ltd. (Japan) (2)
(18,200) (199,369)
LEG Immobilien SE (Germany) (2)
(4,172) (332,499)
Lendlease Corp. Ltd. (Australia) (2)
(70,584) (256,493)
Mitsubishi Estate Co. Ltd. (Japan)
(2) (54,100) (1,243,426)
Swiss Prime Site AG (Registered)
(Switzerland) (2) (3,789) (530,797)
Vonovia SE (Germany) (2)
(36,808) (1,150,316)
(10,834,136)
Residential REITs - ( 1 .0 ) %
American Homes 4 Rent, Class A,
REIT (30,031) (998,531)
AvalonBay Communities, Inc., REIT
(28,044) (5,417,259)
Camden Property Trust, REIT
(2,169) (231,606)
Equity Residential, REIT
(72,529) (4,694,802)
Independence Realty Trust, Inc.,
REIT (184,608) (3,025,725)
Invitation Homes, Inc., REIT
(94,884) (2,782,948)
Mid-America Apartment
Communities, Inc., REIT (22,048) (3,080,767)
Sun Communities, Inc., REIT
(7,358) (949,182)
UDR, Inc., REIT
(37,364) (1,392,183)
(22,573,003)
Retail REITs - ( 0 .6 ) %
Agree Realty Corp., REIT
(41,661) (2,959,598)
Brixmor Property Group, Inc., REIT
(80,182) (2,219,438)
Federal Realty Investment Trust,
REIT (5,811) (588,712)
Realty Income Corp., REIT
(99,333) (6,038,453)
Regency Centers Corp., REIT
(25,733) (1,875,936)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Retail REITs - (0.6)% (continued)
Scentre Group, REIT (Australia) (2)
(118,437) (319,469)
(14,001,606)
Specialized REITs - ( 0 .8 ) %
American Tower Corp., REIT
(3,322) (638,887)
Crown Castle, Inc., REIT
(15,406) (1,486,525)
Digital Realty Trust, Inc., REIT
(8,315) (1,437,497)
Equinix, Inc., REIT
(1,382) (1,082,438)
Gaming and Leisure Properties, Inc.,
REIT (14,482) (675,006)
Iron Mountain, Inc., REIT
(25,491) (2,598,552)
National Storage Affiliates Trust,
REIT (80,089) (2,420,290)
Public Storage, REIT
(7,399) (2,137,201)
Rayonier, Inc., REIT
(17,679) (469,201)
VICI Properties, Inc., Class A, REIT
(66,367) (2,164,228)
Weyerhaeuser Co., REIT
(127,532) (3,161,518)
(18,271,343)
Total Real Estate (83,774,270)
Utilities - ( 3 .9 ) %
Electric Utilities - ( 2 .1 ) %
ALLETE, Inc.
(32,612) (2,165,437)
Alliant Energy Corp.
(85,963) (5,794,766)
BKW AG (Switzerland) (2)
(1,584) (339,735)
EDP SA (Portugal) (2)
(64,035) (303,908)
Emera, Inc. (Canada)
(28,927) (1,387,839)
Entergy Corp.
(38,800) (3,615,772)
Exelon Corp.
(174,619) (7,859,601)
FirstEnergy Corp.
(28,143) (1,289,512)
Fortis, Inc. (Canada)
(97,289) (4,934,706)
Hydro One Ltd. (Canada) (c)
(21,955) (783,262)
IDACORP, Inc.
(22,267) (2,942,584)
NextEra Energy, Inc.
(51,419) (3,881,620)
Pinnacle West Capital Corp.
(40,549) (3,635,623)
Redeia Corp. SA (Spain) (2)
(79,074) (1,526,736)
Southern Co. (The)
(59,072) (5,598,253)
SSE plc (United Kingdom) (2)
(35,943) (843,069)
Terna - Rete Elettrica Nazionale
(Italy) (2) (207,536) (2,106,177)
(49,008,600)
Gas Utilities - ( 0 .3 ) %
APA Group (Australia) (2)
(254,592) (1,494,619)
Brookfield Infrastructure Corp.,
Class A (Canada) (8,194) (336,544)
MDU Resources Group, Inc.
(46,904) (835,360)
ONE Gas, Inc.
(19,621) (1,588,124)
Snam SpA (Italy) (2)
(144,851) (869,719)
Southwest Gas Holdings, Inc.
(30,956) (2,425,093)
(7,549,459)
Independent Power and Renewable Electricity Producers - ( 0 .3 ) %
Clearway Energy, Inc., Class C
(57,339) (1,619,827)
ERG SpA (Italy) (2)
(10,150) (250,619)
Northland Power, Inc. (Canada)
(39,026) (653,378)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - (0.3)%
(continued)
Ormat Technologies, Inc.
(23,012) (2,214,905)
Orsted A/S (Denmark) (2)(c)
(45,528) (791,941)
Vistra Corp.
(6,791) (1,330,492)
(6,861,162)
Multi-Utilities - ( 1 .1 ) %
AGL Energy Ltd. (Australia) (2)
(37,403) (218,985)
Algonquin Power & Utilities Corp.
(Canada) (136,726) (734,864)
Black Hills Corp.
(13,525) (833,005)
Canadian Utilities Ltd., Class A
(Canada) (75,611) (2,115,065)
CenterPoint Energy, Inc.
(95,568) (3,708,038)
CMS Energy Corp.
(26,891) (1,970,035)
Consolidated Edison, Inc.
(35,481) (3,566,550)
Dominion Energy, Inc.
(17,084) (1,045,028)
Hera SpA (Italy) (2)
(142,197) (640,248)
National Grid plc (United Kingdom)
(2) (375,989) (5,402,462)
Public Service Enterprise Group,
Inc. (16,826) (1,404,298)
Sembcorp Industries Ltd.
(Singapore) (2) (77,600) (362,563)
Sempra
(47,940) (4,313,641)
Veolia Environnement SA (France)
(2) (6,537) (222,925)
(26,537,707)
Water Utilities - ( 0 .1 ) %
Essential Utilities, Inc.
(27,382) (1,092,542)
Pennon Group plc (United Kingdom)
(2) (39,803) (251,089)
Severn Trent plc (United Kingdom)
(2) (7,832) (273,075)
United Utilities Group plc (United
Kingdom) (2) (17,651) (272,685)
(1,889,391)
Total Utilities (91,846,319)
TOTAL COMMON STOCKS
(Proceeds $(2,001,995,749)) (1,875,872,985)
PREFERRED STOCKS - (0.3)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (76,082) (3,688,694)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (18,803) (1,517,145)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $1,830,012,602, which is inclusive of rehypothecated amounts disclosed below. In addition, $231,118,731 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $29,382,689.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $19,983,671 of investments in securities and $(17,196,183) of securities sold short, which represents 0.87% and (0.75)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
Health Care - ( 0 .0 ) % †
Life Sciences Tools & Services - ( 0 .0 ) % †
Sartorius AG (Preference)
(Germany) (2) (5,718) (1,336,735)
TOTAL PREFERRED STOCKS
(Proceeds $(7,992,973)) (6,542,574)
TOTAL SHORT POSITIONS
(Proceeds $(2,009,988,722)) (1,882,415,559)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.1%
(Cost $1,414,833,043) 1,916,705,843
OTHER ASSETS IN EXCESS OF
LIABILITIES - 16.9% ‡ 390,174,357
NET ASSETS - 100.0% 2,306,880,200
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,558,462 0 .8%
Consumer Discretionary (25,896,177) ( 1 .1 )
Consumer Staples (60,842,285) ( 2 .7 )
Energy (25,878,892) ( 1 .1 )
Financials 82,837,761 3 .6
Health Care 577,543 0 .0 †
Industrials 18,482,337 0 .8
Information Technology 11,740,460 0 .5
Materials (30,213,626) ( 1 .3 )
Purchased Options 7,640,121 0 .3
Real Estate (36,148,895) ( 1 .5 )
Utilities 5,986,554 0 .3
Investment Companies 377,605,772 16 .4
U.S. Treasury Obligations 1,572,256,708 68 .1
Total Investments In Securities
At Value 1,916,705,843 83 .1
Other Assets in Excess of
Liabilities ‡ 390,174,357 16 .9
Net Assets
$ 2,306,880,200 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 15.0%
INVESTMENT COMPANIES - 15.0%
Limited Purpose
Cash Investment
Fund,
4.13% ^(a)
(Cost $345,218,409) $353,121,691 $4,439,817,991 $(4,447,626,056) $24,502 $(14,459) $345,323,669 345,392,748 $13,575,238 $–
^    No longer affiliated as of September 30, 2025.
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 0 .56 % EUR 862,000 $ (21,813) $ (195) $ (22,008)
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .56 EUR 862,000 (21,814) (194) (22,008)
$ (43,627) $ (389) $ (44,016)
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 19,743,509 $ 2,442,749 $ 52,441 $ 2,495,190
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 19,743,509 2,442,749 52,441 2,495,190
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 21,455,500 1,475,261 265,208 1,740,469
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 21,455,500 1,475,225 265,245 1,740,470
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 127,000 2,844 75 2,919
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 127,000 2,844 75 2,919
7,841,672 635,485 8,477,157
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 7,503,000 $ (158,845) $ (3,697) $ (162,542)
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .48 USD 7,503,000 (158,845) (3,696) (162,541)
(317,690) (7,393) (325,083)
$ 7,523,982 $ 628,092 $ 8,152,074
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 10,900,000 $ 29,436 $ (3,736) $ 25,700
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 10,800,000 29,166 (3,702) 25,464
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 1,800,000 1,025 2,681 3,706
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 1,900,000 1,099 2,812 3,911
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 8,800,000 21,375 35,219 56,594
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 8,800,000 23,896 32,698 56,594
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 500,000 (5,005) 7,158 2,153
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 400,000 (4,004) 5,726 1,722

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 130,000,000 $ 1,014 $ (218) $ 796
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 130,000,000 1,014 (219) 795
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 88,500,000 334,311 (194,840) 139,471
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 88,600,000 213,531 (73,902) 139,629
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 67,700,000 87,080 (18,425) 68,655
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 67,700,000 87,020 (18,370) 68,650
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 3,300,000 11,597 (2,611) 8,986
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 3,200,000 11,405 (2,691) 8,714
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 4,300,000 907 24,793 25,700
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 4,300,000 (336) 25,946 25,610
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 40,400,000 1,457,356 (137,910) 1,319,446
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 40,500,000 1,458,458 (135,749) 1,322,709
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 854,200,000 29,980 (20,053) 9,927
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 854,200,000 29,980 (20,053) 9,927
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 323,200,000 (17,498) 21,624 4,126
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 323,200,000 (17,498) 21,624 4,126
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 22,900,000 5,900 3,029 8,929
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 22,900,000 5,900 3,029 8,929
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 70,200,000 10,022 9,978 20,000
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 70,200,000 10,022 9,978 20,000
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 1,827,200,000 575,501 65,039 640,540
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 1,827,200,000 575,500 65,041 640,541
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 858,600,000 261,341 7,445 268,786
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 858,600,000 261,341 7,445 268,786
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 85,600,000 181,069 (171,422) 9,647
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 85,600,000 181,276 (171,629) 9,647
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 221,000,000 231,037 633,005 864,042
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 221,000,000 231,294 632,748 864,042
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 223,000,000 581,723 134,738 716,461
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 223,000,000 581,818 134,643 716,461
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 7,400,000 7,636 60,608 68,244
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 7,500,000 8,072 61,094 69,166
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 67,900,000 168,131 321,595 489,726
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 68,000,000 168,496 321,988 490,484
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 4,300,000 11,156 43,902 55,058
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 4,400,000 12,467 43,871 56,338
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 48,700,000 34,897 (16,097) 18,800
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 48,800,000 34,969 (16,132) 18,837
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 8,600,000 5,974 (3,794) 2,180
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 8,500,000 5,905 (3,750) 2,155
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 34,700,000 456,515 (93,321) 363,194
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 34,700,000 455,150 (92,045) 363,105
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 17,400,000 249,119 (99,600) 149,519
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 17,400,000 250,315 (100,797) 149,518
Pay 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 13,700,000 4,107 2,528 6,635
Pay 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 13,700,000 4,107 2,528 6,635
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 450,000,000 (1,088) 1,347 259
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 450,000,000 (1,088) 1,347 259
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 4,705,000,000 (3,715) 8,241 4,526
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 4,705,000,000 (3,715) 8,241 4,526
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 39,300,000 46,494 2,087 48,581
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 39,200,000 46,376 2,082 48,458
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 1,074,500,000 2,885 (502) 2,383
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 1,074,500,000 2,885 (502) 2,383
Receive 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 4,029,000,000 12,658 (2,892) 9,766
Receive 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 4,029,000,000 12,658 (2,892) 9,766
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 5,600,000 47,878 (44,638) 3,240

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 5,600,000 $ 48,952 $ (45,712) $ 3,240
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 4,200,000 5,632 1,239 6,871
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 4,300,000 5,766 1,269 7,035
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 61,400,000 107,945 243,984 351,929
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 61,300,000 107,769 243,597 351,366
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 50,900,000 228,693 (6,151) 222,542
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 50,900,000 229,084 (6,542) 222,542
Receive 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 100,000 3,448 (741) 2,707
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 118,405,000,000 (1,891,132) 2,247,883 356,751
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 118,405,000,000 (1,891,405) 2,248,157 356,752
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 19,013,400,000 (42,098) 277,881 235,783
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 19,013,500,000 (42,177) 277,961 235,784
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 2,295,000,000 149,484 55,026 204,510
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 2,295,000,000 149,465 55,045 204,510
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 7,125,700,000 (654,773) 812,206 157,433
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 7,125,600,000 (654,412) 811,843 157,431
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 1,471,900,000 16,742 50,892 67,634
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 1,472,000,000 16,747 50,891 67,638
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 240,500,000 (19,538) 64,798 45,260
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 240,500,000 (19,124) 64,384 45,260
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 150,500,000 22,043 8,430 30,473
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 150,500,000 22,041 8,432 30,473
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 48,000,000 13,451 38,612 52,063
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 48,000,000 13,451 38,612 52,063
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 17,000,000 16,380 3,128 19,508
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 17,000,000 16,380 3,128 19,508
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 31,200,000 (79,690) 80,197 507
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 31,200,000 (79,746) 80,254 508
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 9,850,000,000 10,759 38,443 49,202
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 9,850,000,000 10,759 38,443 49,202
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 384,000,000 125,436 (9,812) 115,624
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 384,000,000 125,431 (9,807) 115,624
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 342,500,000 14,972 16,847 31,819
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 342,500,000 14,972 16,847 31,819
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 48,000,000 5,223 (829) 4,394
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 48,000,000 5,223 (829) 4,394
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 108,000,000 28,093 17,789 45,882
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 108,000,000 28,093 17,789 45,882
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 7,000,000 3,320 (183) 3,137
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 7,000,000 3,320 (183) 3,137
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 400,000 1,994 1,727 3,721
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 1,700,000 8,144 7,672 15,816
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 7,500,000 42,721 38,074 80,795
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 7,500,000 42,721 38,074 80,795
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 140,300,000 637,430 14,448 651,878
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 140,200,000 637,051 14,356 651,407
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 601,500,000 (230,256) 368,762 138,506
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 601,500,000 (230,140) 368,646 138,506
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,498,000,000 207,346 28,738 236,084

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,498,000,000 $ 207,346 $ 28,738 $ 236,084
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 13,400,000 1,528 854 2,382
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 13,400,000 1,528 854 2,382
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 79,000,000 (41,753) 96,676 54,923
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 79,000,000 (42,168) 97,091 54,923
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 19,900,000 10,920 3,052 13,972
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 19,900,000 10,920 3,052 13,972
6,958,608 10,259,398 17,218,006
Pay 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 400,000 (1,094) 186 (908)
Pay 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 300,000 (763) 82 (681)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 695,000,000 3,310 (4,385) (1,075)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 695,000,000 3,310 (4,385) (1,075)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 13,900,000 (138,236) (17,500) (155,736)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 13,800,000 (138,093) (16,523) (154,616)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 52,800,000 (593,065) (100,416) (693,481)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 52,700,000 (592,022) (100,274) (692,296)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 16,800,000 (36,845) (187,025) (223,870)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 16,800,000 (35,308) (188,561) (223,869)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 3,300,000 (7,076) (39,657) (46,733)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 3,300,000 (9,455) (37,278) (46,733)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 9,200,000 (47,963) 317 (47,646)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 9,200,000 (47,963) 317 (47,646)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 12,100,000 (33,606) (24,575) (58,181)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 12,100,000 (33,606) (24,575) (58,181)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 13,400,000 (51,104) (21,216) (72,320)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 13,400,000 (51,104) (21,216) (72,320)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 7,400,000 11,180 (22,432) (11,252)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 7,500,000 11,331 (22,735) (11,404)
Pay 1D SORA Semi 1.50% Semi 3/19/2031 SGD 3,000,000 (3,753) (4,567) (8,320)
Pay 1D SORA Semi 1.50% Semi 3/19/2031 SGD 2,900,000 (3,611) (4,432) (8,043)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 169,900,000 (21,001) (14,130) (35,131)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 169,900,000 (21,001) (14,130) (35,131)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 365,300,000 (58,109) (25,510) (83,619)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 365,300,000 (58,109) (25,510) (83,619)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 28,000,000 (5,029) 4,825 (204)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 28,000,000 (5,029) 4,825 (204)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 19,844,900,000 (326,235) (1,187,125) (1,513,360)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 19,845,000,000 (326,230) (1,187,137) (1,513,367)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 110,300,000 (23,575) 2,749 (20,826)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 110,300,000 (23,575) 2,749 (20,826)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 37,300,000 (9,448) 3,515 (5,933)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 37,300,000 (9,448) 3,515 (5,933)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 14,700,000 2,504 (4,793) (2,289)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 1,700,000 291 (555) (264)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 30,100,000 (710) (8,503) (9,213)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 30,100,000 (710) (8,503) (9,213)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 194,400,000 (41,567) 4,003 (37,564)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 194,500,000 (41,584) 3,998 (37,586)
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 301,100,000 (798) (576) (1,374)
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 301,000,000 (798) (576) (1,374)
Pay 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 253,100,000 (8,432) 410 (8,022)
Pay 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 253,100,000 (8,432) 410 (8,022)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 18,100,000 (44,467) (26,522) (70,989)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 18,100,000 (44,520) (26,469) (70,989)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 7,700,000 (147,232) (12,075) (159,307)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 7,700,000 (145,956) (13,342) (159,298)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 14,900,000 (404,515) 53,004 (351,511)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 14,900,000 $ (405,651) $ 54,140 $ (351,511)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 124,500,000 92,716 (121,294) (28,578)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 124,500,000 92,716 (121,294) (28,578)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 10,900,000 642 (3,077) (2,435)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 10,900,000 641 (3,077) (2,436)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 81,700,000 (11,455) (10,776) (22,231)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 81,700,000 (11,455) (10,776) (22,231)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 8,800,000 (5,269) (8,985) (14,254)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 8,800,000 (5,269) (8,985) (14,254)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 1,145,000,000 (10,199) 2,061 (8,138)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 1,145,000,000 (10,199) 2,061 (8,138)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 2,050,000,000 (15,556) 4,785 (10,771)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 2,050,000,000 (15,556) 4,785 (10,771)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 6,963,900,000 (6,046) 4,636 (1,410)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 6,963,900,000 (6,046) 4,636 (1,410)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 5,157,800,000 (4,664) 3,162 (1,502)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 5,157,800,000 (4,664) 3,162 (1,502)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 15,000,000 (1,260) (197) (1,457)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 15,000,000 (1,261) (197) (1,458)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 6,100,000 (38,040) 20,653 (17,387)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 6,100,000 (40,417) 23,031 (17,386)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 3,500,000 (26,959) 5,336 (21,623)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 3,400,000 (26,685) 5,680 (21,005)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 4,300,000 57,279 (112,527) (55,248)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 4,300,000 56,331 (111,579) (55,248)
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 1,600,000 (41,774) 21,427 (20,347)
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 1,700,000 (45,599) 23,981 (21,618)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,400,000 (18,830) 5,691 (13,139)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,300,000 (17,495) 5,294 (12,201)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 115,200,000 (1,555,057) 546,140 (1,008,917)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 115,200,000 (1,554,431) 545,514 (1,008,917)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 1,500,000 (57,809) 4,466 (53,343)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 1,400,000 (53,955) 4,168 (49,787)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 10,600,000 (15,930) (88,047) (103,977)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 10,600,000 (15,482) (88,495) (103,977)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 21,697,700,000 (41,805) 38,986 (2,819)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 21,697,700,000 (41,805) 38,986 (2,819)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 10,950,000,000 (9,402) 8,757 (645)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 10,950,000,000 (9,402) 8,757 (645)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 161,400,000 (100,828) 19,614 (81,214)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 161,300,000 (100,671) 19,507 (81,164)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 16,000,000 (3,433) (868) (4,301)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 16,000,000 (3,433) (868) (4,301)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 26,800,000 (95,729) 36,155 (59,574)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 26,800,000 (95,738) 36,164 (59,574)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 1,000,000 (1,981) (1) (1,982)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 1,000,000 (1,981) (1) (1,982)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 96,500,000 (596,204) 373,329 (222,875)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 96,400,000 (595,707) 373,064 (222,643)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 6,400,000 (27,100) 19,006 (8,094)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 6,500,000 (27,128) 18,907 (8,221)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 28,400,000 (178,972) 35,095 (143,877)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 28,300,000 (177,823) 34,453 (143,370)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 23,100,000 (90,297) 15,235 (75,062)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 23,200,000 (90,509) 15,122 (75,387)
Receive 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 900,000 (15,917) (3,744) (19,661)
Receive 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 900,000 (15,917) (3,744) (19,661)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 1,400,000 $ (420) $ (27,227) $ (27,647)
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 1,400,000 (420) (27,227) (27,647)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 42,800,000 (7,742) 3,292 (4,450)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 42,800,000 (7,742) 3,292 (4,450)
(9,630,045) (1,672,759) (11,302,804)
$ (2,671,437) $ 8,586,639 $ 5,915,202
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 10/30/2025 HKD 668,404,800 $ 1,667,261
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 207,331,532 6,711
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 12/11/2025 KRW 78,872,137,500 4,594,042
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/15/2025 TWD 301,054,800 88,594
Total unrealized appreciation 6,356,608
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 10/17/2025 EUR (9,438,800) (284,130)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/19/2025 CHF 61,135,300 (215,570)
Total unrealized depreciation (499,700)
Net unrealized appreciation $ 5,856,908
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 400 10/2025 USD $ 26,412,000 $ (446,420)
Hang Seng Index 384 10/2025 HKD 66,398,576 981,137
HSCEI 120 10/2025 HKD 7,383,239 106,313
IBEX 35 Index 243 10/2025 EUR 44,243,702 694,275
IFSC NIFTY 50 Index 286 10/2025 USD 14,163,578 (90,175)
LME Aluminum Base Metal 4 10/2025 USD 268,068 6,881
LME Aluminum Base Metal 13 10/2025 USD 871,588 26,864
LME Aluminum Base Metal 18 10/2025 USD 1,206,815 41,984
LME Aluminum Base Metal 20 10/2025 USD 1,340,900 54,922
LME Aluminum Base Metal 21 10/2025 USD 1,408,475 50,959
LME Aluminum Base Metal 23 10/2025 USD 1,540,356 43,133
LME Aluminum Base Metal 26 10/2025 USD 1,741,565 44,203
LME Aluminum Base Metal 27 10/2025 USD 1,804,937 43,444
LME Aluminum Base Metal 29 10/2025 USD 1,943,522 88,373
LME Aluminum Base Metal 73 10/2025 USD 4,892,916 67,789
LME Aluminum Base Metal 81 10/2025 USD 5,430,139 175,509
LME Aluminum Base Metal 103 10/2025 USD 6,902,802 178,376
LME Aluminum Base Metal 113 10/2025 USD 7,572,836 132,495
LME Copper Base Metal 1 10/2025 USD 256,211 8,799
LME Copper Base Metal 3 10/2025 USD 769,013 47,078
LME Copper Base Metal 2 10/2025 USD 512,651 23,490

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 10/2025 USD $ 512,323 $ 20,117
LME Copper Base Metal 4 10/2025 USD 1,024,312 63,151
LME Copper Base Metal 5 10/2025 USD 1,280,472 72,459
LME Copper Base Metal 6 10/2025 USD 1,537,381 50,172
LME Copper Base Metal 15 10/2025 USD 3,894,292 160,350
LME Copper Base Metal 18 10/2025 USD 4,601,484 118,686
LME Copper Base Metal 22 10/2025 USD 5,629,701 336,862
LME Copper Base Metal 12 10/2025 USD 3,068,121 72,599
LME Copper Base Metal 12 10/2025 USD 3,075,981 156,024
LME Copper Base Metal 27 10/2025 USD 6,920,282 294,940
LME Copper Base Metal 33 10/2025 USD 8,445,608 490,350
LME Lead Base Metal 1 10/2025 USD 48,996 (107)
LME Lead Base Metal 3 10/2025 USD 146,427 (3,993)
LME Lead Base Metal 2 10/2025 USD 97,644 (2,111)
LME Lead Base Metal 2 10/2025 USD 97,967 (2,304)
LME Lead Base Metal 5 10/2025 USD 244,110 (3,653)
LME Lead Base Metal 9 10/2025 USD 440,181 (17,696)
LME Lead Base Metal 4 10/2025 USD 195,586 (7,107)
LME Lead Base Metal 4 10/2025 USD 195,487 (5,137)
LME Lead Base Metal 4 10/2025 USD 195,834 (6,827)
LME Lead Base Metal 10 10/2025 USD 486,657 (30,445)
LME Lead Base Metal 10 10/2025 USD 486,595 (25,487)
LME Lead Base Metal 25 10/2025 USD 1,218,925 (47,623)
LME Nickel Base Metal 4 10/2025 USD 361,714 1,360
LME Nickel Base Metal 13 10/2025 USD 1,175,792 (15,697)
LME Nickel Base Metal 21 10/2025 USD 1,906,341 (9,004)
LME Nickel Base Metal 11 10/2025 USD 997,314 (1,299)
LME Nickel Base Metal 11 10/2025 USD 995,493 (7,080)
LME Nickel Base Metal 16 10/2025 USD 1,450,303 (12,785)
LME Nickel Base Metal 16 10/2025 USD 1,449,526 (44,282)
LME Nickel Base Metal 33 10/2025 USD 2,987,224 7,225
LME Nickel Base Metal 17 10/2025 USD 1,539,965 (45,675)
LME Nickel Base Metal 17 10/2025 USD 1,541,661 1,827
LME Nickel Base Metal 34 10/2025 USD 3,079,307 (76,045)
LME Nickel Base Metal 22 10/2025 USD 1,992,694 (53,503)
LME Nickel Base Metal 22 10/2025 USD 1,995,552 41,227
LME Nickel Base Metal 57 10/2025 USD 5,160,274 10,861
LME Zinc Base Metal 2 10/2025 USD 149,245 12,939
LME Zinc Base Metal 3 10/2025 USD 223,775 9,102
LME Zinc Base Metal 5 10/2025 USD 372,918 18,674
LME Zinc Base Metal 9 10/2025 USD 672,601 67,721
LME Zinc Base Metal 11 10/2025 USD 821,656 72,130
LME Zinc Base Metal 12 10/2025 USD 899,319 74,847
LME Zinc Base Metal 13 10/2025 USD 973,713 88,988
LME Zinc Base Metal 7 10/2025 USD 527,228 46,226
LME Zinc Base Metal 7 10/2025 USD 522,347 24,900
LME Zinc Base Metal 18 10/2025 USD 1,342,800 56,974
LME Zinc Base Metal 19 10/2025 USD 1,418,497 122,194
LME Zinc Base Metal 27 10/2025 USD 2,015,537 130,584
LME Zinc Base Metal 27 10/2025 USD 2,015,091 113,448
LME Zinc Base Metal 28 10/2025 USD 2,100,511 188,712
LME Zinc Base Metal 28 10/2025 USD 2,089,955 129,407
MSCI Singapore Index 1,013 10/2025 SGD 35,130,474 (57,923)
Natural Gas 40 10/2025 GBP 1,299,980 (58,438)
Natural Gas 45 10/2025 EUR 1,194,850 (70,970)
NY Harbor ULSD 209 10/2025 USD 20,400,950 150,373
Rapeseed 48 10/2025 EUR 1,313,057 (18,691)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
RBOB Gasoline 439 10/2025 USD $ 35,443,367 $ (179,103)
SGX FTSE China A50 Index 7,054 10/2025 USD 106,621,210 151,015
SGX FTSE Taiwan Index 1,005 10/2025 USD 85,957,650 (550,536)
WTI Crude Oil 445 10/2025 USD 27,754,650 (244,947)
CBOE Volatility Index 115 11/2025 USD 2,213,658 (227,629)
Ethanol 15 11/2025 USD 1,171,800 26,332
Fcoj-a 7 11/2025 USD 255,727 (4,980)
Feeder Cattle 10 11/2025 USD 1,796,750 52,421
French Base Electricity 5 11/2025 EUR 300,087 (9,529)
Italian Base Electricity 11 11/2025 EUR 1,009,071 (41,849)
LME Aluminum Base Metal 7 11/2025 USD 469,205 17,045
LME Aluminum Base Metal 21 11/2025 USD 1,407,614 28,376
LME Aluminum Base Metal 36 11/2025 USD 2,412,720 101,941
LME Aluminum Base Metal 45 11/2025 USD 3,014,066 118,800
LME Aluminum Base Metal 54 11/2025 USD 3,617,919 92,110
LME Aluminum Base Metal 63 11/2025 USD 4,218,118 128,330
LME Aluminum Base Metal 66 11/2025 USD 4,423,931 183,728
LME Aluminum Base Metal 72 11/2025 USD 4,825,782 200,009
LME Aluminum Base Metal 81 11/2025 USD 5,426,879 94,745
LME Aluminum Base Metal 94 11/2025 USD 6,300,749 153,892
LME Aluminum Base Metal 115 11/2025 USD 7,708,364 197,370
LME Aluminum Base Metal 128 11/2025 USD 8,579,744 266,397
LME Aluminum Base Metal 155 11/2025 USD 10,389,534 290,213
LME Copper Base Metal 2 11/2025 USD 512,902 25,596
LME Copper Base Metal 4 11/2025 USD 1,025,517 54,736
LME Copper Base Metal 4 11/2025 USD 1,025,779 52,268
LME Copper Base Metal 5 11/2025 USD 1,281,838 73,740
LME Copper Base Metal 5 11/2025 USD 1,281,941 71,584
LME Copper Base Metal 10 11/2025 USD 2,564,150 106,124
LME Copper Base Metal 12 11/2025 USD 3,077,109 157,327
LME Copper Base Metal 13 11/2025 USD 3,333,317 159,658
LME Copper Base Metal 14 11/2025 USD 3,589,894 180,907
LME Copper Base Metal 19 11/2025 USD 4,871,092 272,388
LME Copper Base Metal 26 11/2025 USD 6,671,620 257,895
LME Lead Base Metal 2 11/2025 USD 98,132 (98)
LME Lead Base Metal 1 11/2025 USD 49,164 (989)
LME Lead Base Metal 1 11/2025 USD 49,178 (967)
LME Lead Base Metal 1 11/2025 USD 49,052 (254)
LME Lead Base Metal 1 11/2025 USD 49,280 (102)
LME Lead Base Metal 5 11/2025 USD 245,400 (3,488)
LME Lead Base Metal 6 11/2025 USD 295,957 (2,325)
LME Lead Base Metal 3 11/2025 USD 147,577 (1,504)
LME Lead Base Metal 3 11/2025 USD 147,943 (1,839)
LME Lead Base Metal 3 11/2025 USD 147,857 (745)
LME Nickel Base Metal 4 11/2025 USD 363,660 1,368
LME Nickel Base Metal 6 11/2025 USD 545,561 935
LME Nickel Base Metal 7 11/2025 USD 636,068 557
LME Nickel Base Metal 17 11/2025 USD 1,546,734 (11,358)
LME Nickel Base Metal 21 11/2025 USD 1,906,004 7,763
LME Nickel Base Metal 28 11/2025 USD 2,541,726 25,002
LME Nickel Base Metal 32 11/2025 USD 2,905,502 (3,394)
LME Nickel Base Metal 35 11/2025 USD 3,180,034 (41,471)
LME Nickel Base Metal 67 11/2025 USD 6,097,379 (49,115)
LME Nickel Base Metal 81 11/2025 USD 7,358,803 (39,229)
LME Nickel Base Metal 91 11/2025 USD 8,263,317 2,305
LME Zinc Base Metal 1 11/2025 USD 74,661 6,233
LME Zinc Base Metal 2 11/2025 USD 148,785 9,830

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 11/2025 USD $ 149,324 $ 10,788
LME Zinc Base Metal 7 11/2025 USD 520,644 33,481
LME Zinc Base Metal 10 11/2025 USD 743,327 40,640
LME Zinc Base Metal 106 11/2025 USD 7,881,921 528,713
LNG Japan/Korea Marker 2 11/2025 USD 218,500 (14,090)
Low Sulphur Gasoil 1,259 11/2025 USD 86,493,300 1,089,074
Mont Belvieu Propane 60 11/2025 USD 1,772,392 (51,192)
Phelix De Base Electricity 13 11/2025 EUR 1,044,844 (38,408)
Robusta Coffee 14 11/2025 USD 588,000 (70,198)
SGX IODEX Iron Ore 523 11/2025 USD 5,417,234 (63,430)
White Sugar 76 11/2025 USD 1,779,540 (34,518)
100 oz Gold 77 12/2025 USD 29,823,640 2,772,005
Australia 3 Year Bond 364 12/2025 AUD 25,712,315 (110,480)
CBOE Volatility Index 145 12/2025 USD 2,871,000 (160,281)
Cocoa 52 12/2025 USD 3,509,480 (474,730)
Cocoa 179 12/2025 GBP 11,386,865 (1,549,803)
Coffee 'C' 296 12/2025 USD 41,608,350 9,841,245
Copper 74 12/2025 USD 8,984,525 345,105
Corn 1,440 12/2025 USD 29,916,000 (297,321)
Crude Oil 149 12/2025 USD 9,785,873 (315,418)
Crude Palm Oil 88 12/2025 MYR 2,275,015 (45,179)
DJIA CBOT E-Mini Index 354 12/2025 USD 82,639,530 363,293
ECX Emission 59 12/2025 EUR 5,245,045 150,943
Euro STOXX 50 Index 263 12/2025 EUR 17,109,231 317,459
Euro-BTP 192 12/2025 EUR 27,020,808 (52,172)
Euro-OAT 38 12/2025 EUR 5,412,558 3,528
FTSE/JSE Top 40 Index 209 12/2025 ZAR 12,362,828 418,584
FTSE/MIB Index 164 12/2025 EUR 40,909,866 272,745
Italian Base Electricity 1 12/2025 EUR 1,067,961 (107,111)
KOSPI 200 Index 302 12/2025 KRW 25,606,126 2,180,867
Lean Hogs 308 12/2025 USD 10,930,920 22,957
Live Cattle 414 12/2025 USD 38,878,740 92,144
LME Aluminum Base Metal 3 12/2025 USD 200,918 1,635
LME Aluminum Base Metal 8 12/2025 USD 536,490 5,864
LME Aluminum Base Metal 9 12/2025 USD 602,804 (2,023)
LME Aluminum Base Metal 31 12/2025 USD 2,078,937 (6,476)
LME Aluminum Base Metal 38 12/2025 USD 2,545,174 34,943
LME Aluminum Base Metal 40 12/2025 USD 2,679,130 11,010
LME Aluminum Base Metal 43 12/2025 USD 2,881,537 3,684
LME Aluminum Base Metal 26 12/2025 USD 1,743,560 43,632
LME Aluminum Base Metal 26 12/2025 USD 1,743,560 45,288
LME Aluminum Base Metal 58 12/2025 USD 3,888,741 (41,307)
LME Aluminum Base Metal 73 12/2025 USD 4,891,730 9,394
LME Aluminum Base Metal 77 12/2025 USD 5,159,154 (8,546)
LME Aluminum Base Metal 614 12/2025 USD 41,151,661 629,072
LME Copper Base Metal 1 12/2025 USD 256,638 6,885
LME Copper Base Metal 10 12/2025 USD 2,567,732 32,735
LME Copper Base Metal 13 12/2025 USD 3,337,077 113,352
LME Copper Base Metal 15 12/2025 USD 3,849,563 108,148
LME Copper Base Metal 18 12/2025 USD 4,621,018 80,403
LME Copper Base Metal 20 12/2025 USD 5,134,090 158,771
LME Copper Base Metal 30 12/2025 USD 7,701,885 271,887
LME Copper Base Metal 35 12/2025 USD 8,982,313 (4,655)
LME Copper Base Metal 21 12/2025 USD 5,388,831 149,314
LME Copper Base Metal 21 12/2025 USD 5,390,926 140,284
LME Copper Base Metal 218 12/2025 USD 55,979,293 1,828,656
LME Lead Base Metal 1 12/2025 USD 49,549 (694)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 12/2025 USD $ 99,380 $ (575)
LME Lead Base Metal 3 12/2025 USD 148,591 (1,672)
LME Lead Base Metal 5 12/2025 USD 247,256 (882)
LME Lead Base Metal 6 12/2025 USD 1,540,275 1,241,084
LME Lead Base Metal 4 12/2025 USD 198,320 (986)
LME Lead Base Metal 4 12/2025 USD 197,865 (2,546)
LME Lead Base Metal 8 12/2025 USD 396,820 (4,764)
LME Lead Base Metal 10 12/2025 USD 494,360 (166)
LME Lead Base Metal 15 12/2025 USD 743,239 (7,261)
LME Nickel Base Metal 2 12/2025 USD 182,390 (1,936)
LME Nickel Base Metal 3 12/2025 USD 273,455 386
LME Nickel Base Metal 5 12/2025 USD 457,005 840
LME Nickel Base Metal 7 12/2025 USD 638,943 (4,098)
LME Nickel Base Metal 4 12/2025 USD 364,672 2,260
LME Nickel Base Metal 4 12/2025 USD 365,290 1
LME Nickel Base Metal 22 12/2025 USD 2,009,369 (8,246)
LME Nickel Base Metal 40 12/2025 USD 3,645,643 (21,884)
LME Nickel Base Metal 54 12/2025 USD 4,932,087 (51,748)
LME Nickel Base Metal 116 12/2025 USD 10,586,459 (64,830)
LME Zinc Base Metal 6 12/2025 USD 444,143 11,779
LME Zinc Base Metal 7 12/2025 USD 520,124 8,579
LME Zinc Base Metal 9 12/2025 USD 669,069 23,292
LME Zinc Base Metal 5 12/2025 USD 371,580 11,315
LME Zinc Base Metal 5 12/2025 USD 370,268 4,532
LME Zinc Base Metal 19 12/2025 USD 1,411,291 (4,265)
LME Zinc Base Metal 20 12/2025 USD 1,480,000 17,944
LME Zinc Base Metal 24 12/2025 USD 1,778,784 41,193
LME Zinc Base Metal 58 12/2025 USD 22,090,750 17,813,630
LME Zinc Base Metal 536 12/2025 USD 39,786,476 1,913,268
MSCI EAFE Index 130 12/2025 USD 18,104,450 (40,293)
MSCI Emerging Markets Index 1,373 12/2025 USD 93,343,405 945,980
NASDAQ 100 E-Mini Index 208 12/2025 USD 103,591,280 2,115,668
Nikkei 225 Index 52 12/2025 JPY 15,819,590 (24,137)
Palladium 49 12/2025 USD 6,308,260 768,010
Phelix De Base Electricity 1 12/2025 EUR 233,934 (8,042)
Russell 2000 E-Mini Index 310 12/2025 USD 38,060,250 218,780
S&P 500 E-Mini Index 209 12/2025 USD 70,419,937 847,202
S&P Midcap 400 E-Mini Index 102 12/2025 USD 33,519,240 (297,404)
S&P/TSX 60 Index 725 12/2025 CAD 184,706,474 3,864,830
Soybean Oil 42 12/2025 USD 1,247,148 (165,222)
SPI 200 Index 601 12/2025 AUD 88,215,743 (248,754)
TOPIX Index 103 12/2025 JPY 21,876,661 99,721
U.S. Treasury 10 Year Note 9 12/2025 USD 1,012,500 (2,644)
U.S. Treasury Long Bond 2 12/2025 USD 233,250 (2,117)
UK Allowances Carbon Dioxide Emissions 33 12/2025 GBP 2,399,275 463,365
Wheat 314 12/2025 USD 7,975,600 (378,249)
CBOE Volatility Index 79 1/2026 USD 1,634,391 (73,822)
Rapeseed 51 1/2026 EUR 1,392,130 (5,479)
Robusta Coffee 10 1/2026 USD 418,600 (2,394)
CBOE Volatility Index 51 2/2026 USD 1,077,049 (23,897)
Sugar No. 11 448 2/2026 USD 8,329,216 94,613
3 Month Euro Euribor 1,360 3/2026 EUR 391,233,378 (159,085)
90-Day New Zealand Bill 102 3/2026 NZD 58,785,171 58,603
3 Month CORRA 2,506 6/2026 CAD 440,085,076 238,837
3 Month SARON 27 6/2026 CHF 8,487,422 (8,736)
3 Month SOFR 129 6/2026 USD 31,121,250 (36,528)
90-Day New Zealand Bill 110 6/2026 NZD 63,392,665 62,853

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month CORRA 2,542 9/2026 CAD $ 446,429,960 $ 37,300
3 Month SARON 217 9/2026 CHF 68,220,542 (51,807)
3 Month SONIA 43 9/2026 GBP 13,928,524 (15,252)
90-Day Australian Bank Bill 168 9/2026 AUD 110,233,299 (56,880)
90-Day New Zealand Bill 97 9/2026 NZD 55,891,215 22,659
3 Month CORRA 402 12/2026 CAD 70,574,585 10,184
3 Month Euro Euribor 171 12/2026 EUR 49,171,768 (54,880)
3 Month SARON 223 12/2026 CHF 70,103,323 (24,384)
3 Month SONIA 43 12/2026 GBP 13,935,030 (6,711)
3 Month Euro Euribor 425 3/2027 EUR 122,135,688 (163,529)
3 Month SARON 188 3/2027 CHF 59,088,751 (8,089)
3 Month SONIA 29 3/2027 GBP 9,399,506 (5,171)
3 Month Euro Euribor 332 6/2027 EUR 95,351,058 (113,413)
3 Month Euro Euribor 454 9/2027 EUR 130,309,747 (174,051)
3 Month Euro Euribor 27 12/2027 EUR 7,745,340 (7,383)
Total of long contracts 54,329,457
Short Contracts
CAC 40 10 Euro Index (93) 10/2025 EUR (8,620,286) (10,264)
CBOE Volatility Index (559) 10/2025 USD (9,831,692) 506,165
EURO STOXX 50 Volatility Index (381) 10/2025 EUR (793,981) 66,722
LME Aluminum Base Metal (4) 10/2025 USD (268,068) (7,180)
LME Aluminum Base Metal (13) 10/2025 USD (871,588) (28,083)
LME Aluminum Base Metal (18) 10/2025 USD (1,206,815) (45,868)
LME Aluminum Base Metal (20) 10/2025 USD (1,340,900) (56,135)
LME Aluminum Base Metal (21) 10/2025 USD (1,408,475) (53,776)
LME Aluminum Base Metal (23) 10/2025 USD (1,540,356) (44,275)
LME Aluminum Base Metal (26) 10/2025 USD (1,741,565) (47,092)
LME Aluminum Base Metal (27) 10/2025 USD (1,804,937) (43,942)
LME Aluminum Base Metal (29) 10/2025 USD (1,943,522) (90,393)
LME Aluminum Base Metal (73) 10/2025 USD (4,892,916) (66,010)
LME Aluminum Base Metal (81) 10/2025 USD (5,430,139) (185,681)
LME Aluminum Base Metal (103) 10/2025 USD (6,902,802) (166,267)
LME Aluminum Base Metal (113) 10/2025 USD (7,572,836) (131,418)
LME Copper Base Metal (1) 10/2025 USD (256,211) (7,833)
LME Copper Base Metal (3) 10/2025 USD (769,013) (45,871)
LME Copper Base Metal (4) 10/2025 USD (1,024,312) (62,631)
LME Copper Base Metal (2) 10/2025 USD (512,652) (24,232)
LME Copper Base Metal (2) 10/2025 USD (512,323) (19,481)
LME Copper Base Metal (5) 10/2025 USD (1,280,473) (72,585)
LME Copper Base Metal (6) 10/2025 USD (1,537,382) (50,447)
LME Copper Base Metal (15) 10/2025 USD (3,894,293) (168,801)
LME Copper Base Metal (18) 10/2025 USD (4,601,484) (110,531)
LME Copper Base Metal (22) 10/2025 USD (5,629,701) (340,822)
LME Copper Base Metal (12) 10/2025 USD (3,068,121) (66,953)
LME Copper Base Metal (12) 10/2025 USD (3,075,981) (155,062)
LME Copper Base Metal (27) 10/2025 USD (6,920,282) (282,065)
LME Copper Base Metal (33) 10/2025 USD (8,445,608) (509,607)
LME Lead Base Metal (1) 10/2025 USD (48,996) 207
LME Lead Base Metal (3) 10/2025 USD (146,427) 4,031
LME Lead Base Metal (2) 10/2025 USD (97,644) 1,910
LME Lead Base Metal (2) 10/2025 USD (97,967) 2,403
LME Lead Base Metal (5) 10/2025 USD (244,110) 3,817
LME Lead Base Metal (9) 10/2025 USD (440,181) 16,877
LME Lead Base Metal (4) 10/2025 USD (195,586) 7,203
LME Lead Base Metal (4) 10/2025 USD (195,487) 4,702
LME Lead Base Metal (4) 10/2025 USD (195,834) 7,755
LME Lead Base Metal (10) 10/2025 USD (486,657) 30,066

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (10) 10/2025 USD $ (486,595) $ 28,629
LME Lead Base Metal (25) 10/2025 USD (1,218,925) 47,259
LME Nickel Base Metal (4) 10/2025 USD (361,714) (1,374)
LME Nickel Base Metal (13) 10/2025 USD (1,175,792) 9,452
LME Nickel Base Metal (21) 10/2025 USD (1,906,341) 7,548
LME Nickel Base Metal (11) 10/2025 USD (995,493) 2,385
LME Nickel Base Metal (11) 10/2025 USD (997,314) 6,327
LME Nickel Base Metal (16) 10/2025 USD (1,450,303) 12,682
LME Nickel Base Metal (16) 10/2025 USD (1,449,526) 40,047
LME Nickel Base Metal (33) 10/2025 USD (2,987,224) (12,259)
LME Nickel Base Metal (17) 10/2025 USD (1,539,965) 45,657
LME Nickel Base Metal (17) 10/2025 USD (1,541,661) (1,941)
LME Nickel Base Metal (34) 10/2025 USD (3,079,307) 74,072
LME Nickel Base Metal (22) 10/2025 USD (1,995,552) (31,080)
LME Nickel Base Metal (22) 10/2025 USD (1,992,694) 55,139
LME Nickel Base Metal (57) 10/2025 USD (5,160,274) (9,081)
LME Zinc Base Metal (2) 10/2025 USD (149,245) (12,909)
LME Zinc Base Metal (3) 10/2025 USD (223,775) (9,209)
LME Zinc Base Metal (5) 10/2025 USD (372,918) (18,832)
LME Zinc Base Metal (9) 10/2025 USD (672,601) (69,174)
LME Zinc Base Metal (11) 10/2025 USD (821,656) (73,783)
LME Zinc Base Metal (12) 10/2025 USD (899,319) (76,605)
LME Zinc Base Metal (13) 10/2025 USD (973,713) (89,752)
LME Zinc Base Metal (7) 10/2025 USD (527,228) (46,392)
LME Zinc Base Metal (7) 10/2025 USD (522,347) (26,243)
LME Zinc Base Metal (18) 10/2025 USD (1,342,800) (57,654)
LME Zinc Base Metal (19) 10/2025 USD (1,418,497) (128,929)
LME Zinc Base Metal (27) 10/2025 USD (2,015,537) (127,642)
LME Zinc Base Metal (27) 10/2025 USD (2,015,091) (111,672)
LME Zinc Base Metal (28) 10/2025 USD (2,100,511) (190,645)
LME Zinc Base Metal (28) 10/2025 USD (2,089,955) (133,539)
Natural Gas (248) 10/2025 USD (8,191,440) (19,407)
OMXS30 Index (630) 10/2025 SEK (17,833,850) (141,254)
Canola (180) 11/2025 CAD (1,565,510) 36,931
EURO STOXX 50 Volatility Index (99) 11/2025 EUR (223,163) 5,133
LME Aluminum Base Metal (7) 11/2025 USD (469,205) (16,610)
LME Aluminum Base Metal (21) 11/2025 USD (1,407,614) (29,287)
LME Aluminum Base Metal (36) 11/2025 USD (2,412,720) (99,243)
LME Aluminum Base Metal (45) 11/2025 USD (3,014,066) (121,965)
LME Aluminum Base Metal (54) 11/2025 USD (3,617,919) (98,324)
LME Aluminum Base Metal (63) 11/2025 USD (4,218,118) (140,631)
LME Aluminum Base Metal (66) 11/2025 USD (4,423,930) (184,622)
LME Aluminum Base Metal (72) 11/2025 USD (4,825,782) (198,175)
LME Aluminum Base Metal (81) 11/2025 USD (5,426,878) (111,496)
LME Aluminum Base Metal (94) 11/2025 USD (6,300,750) (149,891)
LME Aluminum Base Metal (115) 11/2025 USD (7,708,364) (200,354)
LME Aluminum Base Metal (128) 11/2025 USD (8,579,744) (287,647)
LME Aluminum Base Metal (155) 11/2025 USD (10,389,534) (284,037)
LME Copper Base Metal (2) 11/2025 USD (512,902) (26,233)
LME Copper Base Metal (4) 11/2025 USD (1,025,517) (55,014)
LME Copper Base Metal (4) 11/2025 USD (1,025,779) (51,759)
LME Copper Base Metal (5) 11/2025 USD (1,281,838) (75,351)
LME Copper Base Metal (5) 11/2025 USD (1,281,941) (70,428)
LME Copper Base Metal (10) 11/2025 USD (2,564,150) (105,461)
LME Copper Base Metal (12) 11/2025 USD (3,077,109) (154,256)
LME Copper Base Metal (13) 11/2025 USD (3,333,317) (152,702)
LME Copper Base Metal (14) 11/2025 USD (3,589,894) (173,042)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (19) 11/2025 USD $ (4,871,092) $ (270,054)
LME Copper Base Metal (26) 11/2025 USD (6,671,620) (264,588)
LME Lead Base Metal (2) 11/2025 USD (98,132) 150
LME Lead Base Metal (1) 11/2025 USD (49,164) 1,152
LME Lead Base Metal (1) 11/2025 USD (49,178) 1,257
LME Lead Base Metal (1) 11/2025 USD (49,052) 285
LME Lead Base Metal (1) 11/2025 USD (49,280) (10)
LME Lead Base Metal (5) 11/2025 USD (245,400) 3,825
LME Lead Base Metal (6) 11/2025 USD (295,957) 2,311
LME Lead Base Metal (3) 11/2025 USD (147,577) 1,440
LME Lead Base Metal (3) 11/2025 USD (147,943) 1,741
LME Lead Base Metal (3) 11/2025 USD (147,857) 827
LME Nickel Base Metal (4) 11/2025 USD (363,660) (1,417)
LME Nickel Base Metal (6) 11/2025 USD (545,561) (2,901)
LME Nickel Base Metal (7) 11/2025 USD (636,068) (1,619)
LME Nickel Base Metal (17) 11/2025 USD (1,546,734) 10,583
LME Nickel Base Metal (21) 11/2025 USD (1,906,004) (7,140)
LME Nickel Base Metal (28) 11/2025 USD (2,541,726) (20,851)
LME Nickel Base Metal (32) 11/2025 USD (2,905,501) 4,506
LME Nickel Base Metal (35) 11/2025 USD (3,180,034) 37,969
LME Nickel Base Metal (67) 11/2025 USD (6,097,379) 34,756
LME Nickel Base Metal (81) 11/2025 USD (7,358,803) 69,367
LME Nickel Base Metal (91) 11/2025 USD (8,263,317) 9,088
LME Zinc Base Metal (1) 11/2025 USD (74,661) (5,889)
LME Zinc Base Metal (2) 11/2025 USD (149,325) (10,898)
LME Zinc Base Metal (2) 11/2025 USD (148,786) (10,191)
LME Zinc Base Metal (7) 11/2025 USD (520,644) (35,215)
LME Zinc Base Metal (10) 11/2025 USD (743,327) (40,852)
LME Zinc Base Metal (106) 11/2025 USD (7,881,921) (519,213)
Soybean (2,097) 11/2025 USD (105,033,487) 2,493,679
Australia 10 Year Bond (158) 12/2025 AUD (11,823,561) 60,515
Canada 10 Year Bond (401) 12/2025 CAD (35,256,420) (751,454)
Cotton No. 2 (532) 12/2025 USD (17,494,820) 489,343
DAX Index (7) 12/2025 EUR (4,933,270) (39,512)
EURO STOXX 50 Volatility Index (7) 12/2025 EUR (15,697) 18
Euro-Bobl (240) 12/2025 EUR (33,184,288) 41,459
Euro-Bund (176) 12/2025 EUR (26,550,248) (48,379)
Euro-Buxl (90) 12/2025 EUR (12,071,112) (59,260)
Euro-Schatz (745) 12/2025 EUR (93,563,156) 20,362
French Base Electricity (6) 12/2025 EUR (3,442,076) 233,724
French Base Electricity (7) 12/2025 EUR (1,340,515) 49,046
FTSE 100 Index (12) 12/2025 GBP (1,518,258) (7,375)
Italian Base Electricity (1) 12/2025 EUR (275,403) 11,771
Japan 10 Year Bond (302) 12/2025 JPY (277,259,627) 1,880,971
KC HRW Wheat (582) 12/2025 USD (14,484,525) 806,061
LME Aluminum Base Metal (3) 12/2025 USD (200,918) (1,200)
LME Aluminum Base Metal (8) 12/2025 USD (536,490) (6,914)
LME Aluminum Base Metal (9) 12/2025 USD (602,804) 334
LME Aluminum Base Metal (31) 12/2025 USD (2,078,937) 5,720
LME Aluminum Base Metal (38) 12/2025 USD (2,545,174) (36,069)
LME Aluminum Base Metal (40) 12/2025 USD (2,679,130) (22,616)
LME Aluminum Base Metal (43) 12/2025 USD (2,881,537) (4,966)
LME Aluminum Base Metal (26) 12/2025 USD (1,743,560) (44,414)
LME Aluminum Base Metal (26) 12/2025 USD (1,743,560) (40,912)
LME Aluminum Base Metal (58) 12/2025 USD (3,888,741) 38,111
LME Aluminum Base Metal (73) 12/2025 USD (4,891,730) (13,791)
LME Aluminum Base Metal (77) 12/2025 USD (5,159,154) 4,144

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (234) 12/2025 USD $ (15,683,207) $ (119,185)
LME Copper Base Metal (1) 12/2025 USD (256,637) (6,728)
LME Copper Base Metal (10) 12/2025 USD (2,567,732) (34,259)
LME Copper Base Metal (13) 12/2025 USD (3,337,077) (116,861)
LME Copper Base Metal (15) 12/2025 USD (3,849,563) (107,140)
LME Copper Base Metal (18) 12/2025 USD (4,621,018) (85,066)
LME Copper Base Metal (20) 12/2025 USD (5,134,090) (166,642)
LME Copper Base Metal (30) 12/2025 USD (7,701,885) (281,839)
LME Copper Base Metal (35) 12/2025 USD (8,982,313) 1,301
LME Copper Base Metal (21) 12/2025 USD (5,388,831) (165,661)
LME Copper Base Metal (21) 12/2025 USD (5,390,926) (150,431)
LME Copper Base Metal (51) 12/2025 USD (13,096,073) (104,267)
LME Lead Base Metal (1) 12/2025 USD (49,549) 798
LME Lead Base Metal (2) 12/2025 USD (99,380) 612
LME Lead Base Metal (3) 12/2025 USD (148,591) 1,551
LME Lead Base Metal (5) 12/2025 USD (247,256) 1,031
LME Lead Base Metal (6) 12/2025 USD (1,540,275) (1,241,068)
LME Lead Base Metal (4) 12/2025 USD (198,320) 853
LME Lead Base Metal (4) 12/2025 USD (197,865) 2,485
LME Lead Base Metal (8) 12/2025 USD (396,820) 4,137
LME Lead Base Metal (10) 12/2025 USD (494,360) (445)
LME Lead Base Metal (112) 12/2025 USD (5,549,516) 38,666
LME Nickel Base Metal (2) 12/2025 USD (182,390) 1,920
LME Nickel Base Metal (3) 12/2025 USD (273,455) (747)
LME Nickel Base Metal (5) 12/2025 USD (457,005) 341
LME Nickel Base Metal (7) 12/2025 USD (638,943) 3,595
LME Nickel Base Metal (4) 12/2025 USD (364,672) (2,059)
LME Nickel Base Metal (4) 12/2025 USD (365,290) 338
LME Nickel Base Metal (22) 12/2025 USD (2,009,369) 926
LME Nickel Base Metal (40) 12/2025 USD (3,645,643) 19,037
LME Nickel Base Metal (54) 12/2025 USD (4,932,087) 42,592
LME Nickel Base Metal (712) 12/2025 USD (64,978,957) 193,711
LME Zinc Base Metal (6) 12/2025 USD (444,143) (13,098)
LME Zinc Base Metal (7) 12/2025 USD (520,124) (7,583)
LME Zinc Base Metal (9) 12/2025 USD (669,069) (23,121)
LME Zinc Base Metal (5) 12/2025 USD (371,580) (10,458)
LME Zinc Base Metal (5) 12/2025 USD (370,268) (4,807)
LME Zinc Base Metal (19) 12/2025 USD (1,411,291) 5,491
LME Zinc Base Metal (20) 12/2025 USD (1,480,000) (20,060)
LME Zinc Base Metal (24) 12/2025 USD (1,778,784) (38,256)
LME Zinc Base Metal (52) 12/2025 USD (3,859,882) (39,153)
LME Zinc Base Metal (58) 12/2025 USD (22,090,750) (17,833,723)
Long Gilt (492) 12/2025 GBP (60,147,694) (322,100)
Milling Wheat No. 2 (615) 12/2025 EUR (6,724,004) 337,870
Phelix De Base Electricity (3) 12/2025 EUR (2,625,678) (16,890)
Red Wheat (146) 12/2025 USD (4,108,075) 186,629
Silver (28) 12/2025 USD (6,529,600) (174,909)
Soybean Meal (362) 12/2025 USD (9,893,460) 391,119
U.S. Treasury 2 Year Note (822) 12/2025 USD (171,284,250) (66,012)
U.S. Treasury 5 Year Note (1,209) 12/2025 USD (131,998,243) (46,781)
U.S. Treasury Ultra Bond (57) 12/2025 USD (6,850,687) (12,694)
Platinum (143) 1/2026 USD (11,480,755) (641,447)
90-Day Australian Bank Bill (1,191) 3/2026 AUD (781,475,349) 337,929
3 Month Euro Euribor (347) 6/2026 EUR (99,842,415) 516
3 Month SONIA (233) 6/2026 GBP (75,402,659) 45,909
90-Day Australian Bank Bill (55) 6/2026 AUD (36,090,930) 15,245
3 Month Euro Euribor (424) 9/2026 EUR (121,972,759) 12,967

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (156) 9/2026 USD $ (37,716,900) $ 1,131
3 Month SOFR (128) 12/2026 USD (30,990,400) (10,169)
90-Day Australian Bank Bill (365) 12/2026 AUD (239,483,253) 125,971
3 Month CORRA (64) 3/2027 CAD (11,229,432) (6,394)
3 Month SOFR (96) 3/2027 USD (23,256,000) (6,214)
3 Month SOFR (127) 6/2027 USD (30,768,925) (3,563)
3 Month SONIA (240) 6/2027 GBP (77,776,912) 34,517
3 Month SOFR (79) 9/2027 USD (19,136,762) (2,343)
3 Month SONIA (206) 9/2027 GBP (66,737,737) 22,129
3 Month SOFR (63) 12/2027 USD (15,255,450) (4,732)
3 Month SONIA (214) 12/2027 GBP (69,304,311) 7,331
3 Month SOFR (19) 3/2028 USD (4,598,712) 8,496
3 Month SONIA (85) 3/2028 GBP (27,520,268) 27,803
Total of short contracts (22,011,233)
Net unrealized appreciation $ 32,318,224
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 25,614,500 USD 16,712,609 CITI 12/17/2025 $ 251,992
AUD 25,614,500 USD 16,712,576 JPMC 12/17/2025 252,025
BRL 35,139,836 USD 6,307,595 CITI
**
12/17/2025 175,568
BRL 35,139,836 USD 6,307,583 JPMC
**
12/17/2025 175,580
CHF 8,488,831 USD 10,731,237 CITI 12/17/2025 31,404
CHF 8,488,835 USD 10,731,221 JPMC 12/17/2025 31,425
CLP 9,798,581,983 USD 10,137,168 CITI
**
12/17/2025 53,975
CLP 9,798,581,983 USD 10,137,148 JPMC
**
12/17/2025 53,995
CNY 190,956,000 USD 26,930,105 CITI
**
12/17/2025 4,599
CNY 190,956,000 USD 26,930,051 JPMC
**
12/17/2025 4,653
COP 49,008,711,188 USD 12,064,718 CITI
**
12/17/2025 306,061
COP 49,008,711,188 USD 12,064,694 JPMC
**
12/17/2025 306,085
CZK 1,275,179,314 USD 61,005,330 CITI 12/17/2025 610,404
CZK 1,275,179,314 USD 61,005,208 JPMC 12/17/2025 610,526
EUR 89,212,514 USD 104,693,074 CITI 12/17/2025 515,255
EUR 89,212,517 USD 104,692,869 JPMC 12/17/2025 515,465
HUF 13,537,811,355 USD 39,673,957 CITI 12/17/2025 886,639
HUF 13,537,811,355 USD 39,673,878 JPMC 12/17/2025 886,718
ILS 21,235,750 USD 6,359,198 CITI 12/17/2025 53,634
ILS 21,235,750 USD 6,359,185 JPMC 12/17/2025 53,647
JPY 4,228,148,039 USD 28,607,285 CITI 12/17/2025 212,453
JPY 4,228,148,039 USD 28,609,998 JPMC 12/17/2025 209,740
NOK 160,818,450 USD 15,910,540 CITI 12/17/2025 207,731
NOK 160,818,450 USD 15,910,508 JPMC 12/17/2025 207,763
PEN 43,739,114 USD 12,344,041 CITI
**
12/17/2025 228,129
PEN 43,739,114 USD 12,344,016 JPMC
**
12/17/2025 228,153
PLN 14,573,123 USD 3,978,547 CITI 12/17/2025 25,755
PLN 14,573,123 USD 3,978,539 JPMC 12/17/2025 25,763
SEK 6,175,684 USD 658,254 CITI 12/17/2025 914
SEK 6,175,684 USD 658,253 JPMC 12/17/2025 915
TWD 224,802,552 USD 7,387,023 CITI
**
12/17/2025 35,866
TWD 224,802,552 USD 7,387,008 JPMC
**
12/17/2025 35,881
USD 94,177,378 CAD 129,299,565 CITI 12/17/2025 930,925

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 94,177,567 CAD 129,299,565 JPMC 12/17/2025 $ 931,113
USD 6,437,150 CNY 45,622,639 CITI
**
12/17/2025 1,990
USD 6,437,162 CNY 45,622,639 JPMC
**
12/17/2025 2,003
USD 38,933,770 EUR 32,903,002 CITI 12/17/2025 131,256
USD 38,933,843 EUR 32,902,998 JPMC 12/17/2025 131,333
USD 39,641,178 GBP 29,315,500 CITI 12/17/2025 211,008
USD 39,641,258 GBP 29,315,500 JPMC 12/17/2025 211,088
USD 1,729,132 IDR 28,500,451,644 CITI
**
12/17/2025 24,663
USD 1,729,136 IDR 28,500,451,644 JPMC
**
12/17/2025 24,666
USD 139,679,467 INR 12,335,000,000 CITI
**
12/17/2025 1,489,574
USD 139,679,746 INR 12,335,000,000 JPMC
**
12/17/2025 1,489,853
USD 5,746,097 JPY 840,000,000 CITI 12/17/2025 20,522
USD 5,746,108 JPY 840,000,000 JPMC 12/17/2025 20,533
USD 15,982,290 KRW 22,123,314,685 CITI
**
12/17/2025 169,960
USD 15,982,322 KRW 22,123,314,685 JPMC
**
12/17/2025 169,992
USD 5,437,366 NOK 54,000,000 CITI 12/17/2025 25,135
USD 5,437,377 NOK 54,000,000 JPMC 12/17/2025 25,146
USD 39,793,078 NZD 67,640,921 CITI 12/17/2025 459,040
USD 39,793,158 NZD 67,640,921 JPMC 12/17/2025 459,119
USD 11,896,366 PHP 682,043,214 CITI
**
12/17/2025 230,407
USD 11,896,390 PHP 682,043,214 JPMC
**
12/17/2025 230,431
USD 16,249,480 SEK 152,228,972 CITI 12/17/2025 1,164
USD 16,249,513 SEK 152,228,972 JPMC 12/17/2025 1,197
USD 102,070,199 SGD 130,101,859 CITI 12/17/2025 628,168
USD 102,070,403 SGD 130,101,858 JPMC 12/17/2025 628,372
USD 14,628,700 THB 469,625,140 CITI 12/17/2025 43,577
USD 14,628,730 THB 469,625,140 JPMC 12/17/2025 43,607
ZAR 2,085,158,304 USD 117,446,668 CITI 12/17/2025 2,624,685
ZAR 2,085,158,304 USD 117,446,433 JPMC 12/17/2025 2,624,920
Total unrealized appreciation 21,184,160
AUD 66,483,000 USD 44,334,297 CITI 12/17/2025 (302,300)
AUD 66,483,000 USD 44,334,208 JPMC 12/17/2025 (302,211)
CAD 13,633,000 USD 9,949,838 CITI 12/17/2025 (118,182)
CAD 13,633,000 USD 9,949,818 JPMC 12/17/2025 (118,162)
CHF 15,207,167 USD 19,330,068 CITI 12/17/2025 (49,524)
CHF 15,207,167 USD 19,330,029 JPMC 12/17/2025 (49,486)
CNY 165,032,000 USD 23,317,956 CITI
**
12/17/2025 (39,880)
CNY 165,032,000 USD 23,317,909 JPMC
**
12/17/2025 (39,833)
EUR 50,455,501 USD 59,615,892 CITI 12/17/2025 (113,712)
EUR 50,455,499 USD 59,615,770 JPMC 12/17/2025 (113,594)
GBP 6,051,500 USD 8,205,146 CITI 12/17/2025 (65,708)
GBP 6,051,500 USD 8,205,129 JPMC 12/17/2025 (65,692)
JPY 19,746,913,396 USD 135,121,601 CITI 12/17/2025 (523,460)
JPY 19,746,913,396 USD 135,129,511 JPMC 12/17/2025 (531,370)
PLN 5,182,030 USD 1,430,298 CITI 12/17/2025 (6,416)
PLN 5,182,030 USD 1,430,295 JPMC 12/17/2025 (6,413)
SEK 105,324,316 USD 11,288,892 CITI 12/17/2025 (46,993)
SEK 105,324,316 USD 11,288,869 JPMC 12/17/2025 (46,970)
SGD 3,544,500 USD 2,780,046 CITI 12/17/2025 (16,355)
SGD 3,544,500 USD 2,780,040 JPMC 12/17/2025 (16,350)
TWD 667,907,656 USD 22,139,516 CITI
**
12/17/2025 (85,477)
TWD 667,907,656 USD 22,139,471 JPMC
**
12/17/2025 (85,432)
USD 152,523,512 AUD 234,021,456 CITI 12/17/2025 (2,469,975)
USD 152,523,817 AUD 234,021,456 JPMC 12/17/2025 (2,469,670)
USD 18,368,403 CAD 25,498,500 CITI 12/17/2025 (20,249)
USD 18,368,440 CAD 25,498,500 JPMC 12/17/2025 (20,212)
USD 47,659,858 CHF 37,775,652 CITI 12/17/2025 (234,343)
USD 47,659,958 CHF 37,775,656 JPMC 12/17/2025 (234,248)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 22,619,875 CNY 160,703,187 CITI
**
12/17/2025 $ (47,613)
USD 22,619,920 CNY 160,703,187 JPMC
**
12/17/2025 (47,567)
USD 44,615,845 EUR 38,045,498 CITI 12/17/2025 (251,216)
USD 44,615,939 EUR 38,045,502 JPMC 12/17/2025 (251,127)
USD 3,068,254 GBP 2,298,000 CITI 12/17/2025 (22,620)
USD 3,068,260 GBP 2,298,000 JPMC 12/17/2025 (22,614)
USD 3,043,735 HKD 23,668,500 CITI 12/17/2025 (2,640)
USD 3,043,711 HKD 23,668,500 JPMC 12/17/2025 (2,664)
USD 5,973,816 MXN 112,943,876 CITI 12/17/2025 (142,735)
USD 5,973,828 MXN 112,943,876 JPMC 12/17/2025 (142,723)
USD 32,633,791 NZD 56,397,500 CITI 12/17/2025 (162,059)
USD 32,633,856 NZD 56,397,500 JPMC 12/17/2025 (161,993)
USD 427,338 PHP 25,000,000 CITI
**
12/17/2025 (273)
USD 427,339 PHP 25,000,000 JPMC
**
12/17/2025 (272)
USD 3,985,899 SEK 37,396,028 CITI 12/17/2025 (5,605)
USD 3,985,907 SEK 37,396,028 JPMC 12/17/2025 (5,597)
USD 10,220,561 SGD 13,123,604 CITI 12/17/2025 (12,075)
USD 10,220,583 SGD 13,123,606 JPMC 12/17/2025 (12,055)
USD 10,475,629 THB 337,568,313 CITI 12/17/2025 (8,212)
USD 10,475,650 THB 337,568,313 JPMC 12/17/2025 (8,191)
Total unrealized depreciation (9,502,068)
Net unrealized appreciation $ 11,682,092
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 206.7%
COMMON STOCKS - 121.9%
Australia - 3 .0%
ALS Ltd. (2)(a) 7,110 93,656
ANZ Group Holdings Ltd. (2)(a) 31,187 684,821
Aristocrat Leisure Ltd. (2)(a) 24,723 1,144,514
BlueScope Steel Ltd. (2)(a) 29,280 439,812
Brambles Ltd. (2)(a) 56,060 919,813
Computershare Ltd. (2)(a) 42,997 1,033,039
Evolution Mining Ltd. (2)(a) 280,358 1,998,543
Fortescue Ltd. (2)(a) 8,145 100,871
Harvey Norman Holdings Ltd. (2)(a) 59,507 290,272
IGO Ltd. (2)*(a) 85,087 292,153
Insurance Australia Group Ltd. (2)(a) 77,095 417,758
JB Hi-Fi Ltd. (2)(a) 30,629 2,350,707
Liontown Resources Ltd. (2)*(a) 208,496 135,685
Lynas Rare Earths Ltd. (2)*(a) 117,511 1,305,560
Mineral Resources Ltd. (2)*(a) 29,788 812,506
Northern Star Resources Ltd. (2)(a) 57,053 890,901
Orica Ltd. (2)(a) 67,434 941,761
Origin Energy Ltd. (2)(a) 16,684 137,685
Pilbara Minerals Ltd. (2)*(a) 378,858 632,557
Pro Medicus Ltd. (2)(a) 9,374 1,908,507
Qantas Airways Ltd. (2)(a) 173,391 1,252,889
QBE Insurance Group Ltd. (2)(a) 59,514 809,882
Qube Holdings Ltd. (2)(a) 12,695 34,480
REA Group Ltd. (2)(a) 3,027 462,883
SEEK Ltd. (2)(a) 30,118 567,495
SGH Ltd. (2)(a) 5,358 176,867
South32 Ltd. (2)(a) 113,025 204,882
Technology One Ltd. (2)(a) 56,273 1,432,620
Westpac Banking Corp. (2)(a) 43,440 1,119,225
Whitehaven Coal Ltd. (2)(a) 211,668 923,907
23,516,251
Belgium - 0 .5%
Ageas SA/NV (2) 9,237 640,644
Anheuser-Busch InBev SA/NV (2)(a) 25,109 1,500,933
Liberty Global Ltd., Class A *(a) 69,321 794,419
UCB SA (2)(a) 4,329 1,208,375
Umicore SA (2)(a) 9,180 163,919
4,308,290
Brazil - 0 .4%
MercadoLibre, Inc. *(a) 519 1,212,872
Wheaton Precious Metals Corp. (a) 10,996 1,230,521
Yara International ASA (2)(a) 12,598 461,767
2,905,160
Canada - 3 .7%
Agnico Eagle Mines Ltd. (a) 8,433 1,420,346
Air Canada *(a) 30,082 379,565
Alamos Gold, Inc., Class A (a) 20,295 707,416
ARC Resources Ltd. (a) 31,393 572,504
Atco Ltd., Class I (a) 6,918 250,434
AtkinsRealis Group, Inc. (a) 8,284 597,862
Bank of Montreal (a) 6,886 897,303
Bank of Nova Scotia (The) (a) 32,984 2,132,809
Barrick Mining Corp. (a) 50,624 1,662,731
Bombardier, Inc., Class B *(a) 1,677 235,011
INVESTMENTS SHARES VALUE ($)
Canada - 3.7% (continued)
Brookfield Corp., Class A (a) 16,787 1,151,822
Canadian Imperial Bank of
Commerce (a) 10,329 825,385
Canadian Natural Resources Ltd. (a) 9,271 296,443
Capital Power Corp. (a) 8,368 392,936
Celestica, Inc. *(a) 13,286 3,269,422
Empire Co. Ltd., Class A (a) 18,901 678,383
Fairfax Financial Holdings Ltd. (a) 594 1,039,212
Finning International, Inc. (a) 18,751 871,059
George Weston Ltd. (a) 11,382 694,272
iA Financial Corp., Inc. (a) 5,364 609,863
Kinross Gold Corp. (a) 46,308 1,149,298
Loblaw Cos. Ltd. (a) 9,476 366,525
Lundin Gold, Inc. (a) 10,872 704,411
Magna International, Inc. (a) 15,296 724,738
Manulife Financial Corp. (a) 47,166 1,469,511
Metro, Inc., Class A (a) 9,002 604,596
Nutrien Ltd. (a) 3,194 187,573
Onex Corp. (a) 1,151 102,132
Pan American Silver Corp. (a) 19,577 758,632
Quebecor, Inc., Class B (a) 11,344 357,185
Royal Bank of Canada (a) 18,540 2,732,574
Saputo, Inc. (a) 12,299 298,704
Stantec, Inc. (a) 6,119 659,913
Suncor Energy, Inc. (a) 4,017 168,104
TMX Group Ltd. (a) 10,226 391,199
29,359,873
China - 0 .3%
BOC Hong Kong Holdings Ltd. (2)(a) 55,000 257,663
Prosus NV (2)(a) 28,841 2,039,492
Yangzijiang Shipbuilding Holdings
Ltd. (2)(a) 140,700 368,108
2,665,263
Denmark - 1 .3%
Ambu A/S, Class B (2)(a) 6,711 98,732
AP Moller - Maersk A/S, Class B (2)
(a) 739 1,452,708
Carlsberg A/S, Class B (2)(a) 4,246 494,226
Danske Bank A/S (2)(a) 59,303 2,533,102
Genmab A/S (2)*(a) 5,307 1,637,466
ISS A/S (2)(a) 47,523 1,505,852
Jyske Bank A/S (Registered) (2)(a) 3,175 354,533
Pandora A/S (2)(a) 2,795 365,439
Royal Unibrew A/S (2)(a) 2,593 198,055
Vestas Wind Systems A/S (2)(a) 7,050 134,114
Zealand Pharma A/S (2)*(a) 16,727 1,233,534
10,007,761
Finland - 0 .8%
Fortum OYJ (2)(a) 40,139 761,865
Kone OYJ, Class B (2)(a) 10,156 692,732
Metso OYJ (2)(a) 15,513 213,836
Nordea Bank Abp (2)(a) 81,071 1,334,735
Orion OYJ, Class B (2)(a) 3,744 287,440
Wartsila OYJ Abp (2)(a) 107,521 3,225,058
6,515,666

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 3 .5%
Air France-KLM (2)*(a) 101,418 1,369,298
Airbus SE (2)(a) 7,502 1,751,912
Amundi SA (2)(a)(b) 5,608 445,693
AXA SA (2)(a) 2,651 127,129
BNP Paribas SA (2)(a) 14,089 1,288,619
Bouygues SA (2)(a) 4,622 208,469
Carrefour SA (2)(a) 70,217 1,064,122
Credit Agricole SA (2)(a) 60,332 1,188,907
Danone SA (2)(a) 13,218 1,151,728
Dassault Aviation SA (2)(a) 4,963 1,671,901
Eiffage SA (2)(a) 10,373 1,328,967
Engie SA (2)(a) 48,147 1,034,993
FDJ UNITED (2)(a) 4,167 139,729
Forvia SE (2)*(a) 12,004 162,477
Gaztransport Et Technigaz SA (2)(a) 4,796 890,621
Ipsen SA (2)(a) 1,333 178,990
Orange SA (2)(a) 128,153 2,078,767
Rexel SA (2)(a) 6,534 215,120
Safran SA (2)(a) 3,909 1,387,183
SCOR SE (2)(a) 14,628 517,336
Societe Generale SA (2)(a) 57,078 3,800,043
Technip Energies NV (2)(a) 8,430 397,843
Thales SA (2)(a) 6,947 2,196,046
TotalEnergies SE (2)(a) 18,482 1,125,713
Valeo SE (2)(a) 121,313 1,529,862
Veolia Environnement SA (2)(a) 3,547 120,960
Vinci SA (2)(a) 1,437 199,703
27,572,131
Germany - 3 .6%
Aurubis AG (2)(a) 2,995 375,674
Bayer AG (Registered) (2)(a) 31,039 1,033,324
Bayerische Motoren Werke AG (2)
(a) 1,806 182,022
Commerzbank AG (2)(a) 81,367 3,080,719
Continental AG (2)(a) 11,781 779,384
Deutsche Bank AG (Registered) (2)
(a) 78,381 2,775,925
Deutsche Lufthansa AG
(Registered) (2)(a) 217,398 1,845,098
E.ON SE (2)(a) 73,380 1,382,146
Freenet AG (2)(a) 39,631 1,267,950
GEA Group AG (2)(a) 5,343 395,019
Heidelberg Materials AG (2)(a) 2,995 677,007
HUGO BOSS AG (2)(a) 5,915 282,051
KION Group AG (2)(a) 8,233 558,572
Knorr-Bremse AG (2)(a) 5,469 514,571
LANXESS AG (2)(a) 5,302 132,016
Mercedes-Benz Group AG (2)(a) 6,106 384,861
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 1,017 649,328
Nemetschek SE (2)(a) 8,150 1,063,588
RENK Group AG (2)(a) 1,362 140,998
Rheinmetall AG (2)(a) 1,422 3,326,302
RWE AG (2)(a) 17,657 785,361
SAP SE (2)(a) 15,039 4,026,952
Scout24 SE (2)(a)(b) 4,656 584,130
Talanx AG (2)(a) 4,707 627,572
TeamViewer SE (2)*(a)(b) 33,922 346,386
INVESTMENTS SHARES VALUE ($)
Germany - 3.6% (continued)
thyssenkrupp AG (2)(a) 62,128 857,231
Zalando SE (2)*(a)(b) 21,917 672,594
28,746,781
Hong Kong - 0 .0% †
HKT Trust & HKT Ltd. (2)(a) 75,000 110,889
WH Group Ltd. (2)(a)(b) 210,000 227,420
338,309
Ireland - 0 .3%
Accenture plc, Class A (a) 9,532 2,350,591
Italy - 3 .0%
A2A SpA (2)(a) 104,134 272,522
Azimut Holding SpA (2)(a) 16,360 633,839
Banca Monte dei Paschi di Siena
SpA (2)(a) 196,368 1,747,321
Banco BPM SpA (2)(a) 10,002 150,115
Coca-Cola HBC AG (2)(a) 3,329 157,058
Enel SpA (2)(a) 345,622 3,275,301
Eni SpA (2)(a) 50,864 889,922
Intesa Sanpaolo SpA (2)(a) 329,393 2,180,310
Italgas SpA (2)(a) 100,293 923,880
Leonardo SpA (2)(a) 53,454 3,420,343
Nexi SpA (2)(a)(b) 146,438 829,613
Pirelli & C SpA (2)(a)(b) 149,287 1,018,974
Poste Italiane SpA (2)(a)(b) 93,322 2,218,362
Prysmian SpA (2)(a) 16,182 1,610,457
Snam SpA (2)(a) 64,437 386,895
UniCredit SpA (2)(a) 30,031 2,285,212
Unipol Assicurazioni SpA (2)(a) 68,641 1,475,616
23,475,740
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 16,809 702,904
Japan - 15 .4%
ABC-Mart, Inc. (2)(a) 35,400 702,195
Advantest Corp. (2)(a) 16,500 1,632,556
Aeon Co. Ltd. (2)(a) 46,000 558,360
Aisin Corp. (2)(a) 50,300 868,688
ANA Holdings, Inc. (2)(a) 77,200 1,491,464
Asahi Intecc Co. Ltd. (2)(a) 56,100 911,645
Astellas Pharma, Inc. (2)(a) 107,400 1,170,659
Azbil Corp. (2)(a) 58,300 552,779
Bandai Namco Holdings, Inc. (2)(a) 27,400 911,639
BayCurrent, Inc. (2)(a) 13,900 816,861
Brother Industries Ltd. (2)(a) 47,300 790,365
Canon, Inc. (2)(a) 20,600 601,172
Capcom Co. Ltd. (2)(a) 21,700 589,177
Central Japan Railway Co. (2)(a) 58,600 1,680,042
Chubu Electric Power Co., Inc. (2)
(a) 75,900 1,054,100
Concordia Financial Group Ltd. (2)
(a) 190,100 1,455,417
CyberAgent, Inc. (2)(a) 71,900 863,064
Dai Nippon Printing Co. Ltd. (2)(a) 74,000 1,258,351
Dai-ichi Life Holdings, Inc. (2)(a) 194,400 1,529,183
Daiichi Sankyo Co. Ltd. (2)(a) 40,500 911,259
Ebara Corp. (2)(a) 9,500 216,548
ENEOS Holdings, Inc. (2)(a) 40,800 258,395

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 15.4% (continued)
Fujikura Ltd. (2)(a) 32,400 3,169,267
Fujitsu Ltd. (2)(a) 18,000 422,250
Fukuoka Financial Group, Inc. (2)(a) 33,300 995,957
Hirose Electric Co. Ltd. (2)(a) 8,400 1,044,942
Hitachi Construction Machinery Co.
Ltd. (2)(a) 7,400 236,465
IHI Corp. (2)(a) 163,800 3,050,656
Inpex Corp. (2)(a) 109,900 1,978,824
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 85,200 1,571,267
Japan Airlines Co. Ltd. (2)(a) 104,600 2,106,162
Japan Post Insurance Co. Ltd. (2)(a) 13,500 382,604
Kajima Corp. (2)(a) 27,500 801,483
Kansai Electric Power Co., Inc.
(The) (2)(a) 80,200 1,147,168
Kawasaki Heavy Industries Ltd. (2)
(a) 23,400 1,544,390
KDDI Corp. (2)(a) 13,900 221,685
Kinden Corp. (2)(a) 45,800 1,566,136
Kirin Holdings Co. Ltd. (2)(a) 48,200 706,185
Kobe Steel Ltd. (2)(a) 65,400 772,830
Komatsu Ltd. (2)(a) 12,300 428,498
Konami Group Corp. (2)(a) 1,000 144,262
Kyoto Financial Group, Inc. (2)(a) 34,000 720,454
Kyushu Electric Power Co., Inc. (2)
(a) 100,200 1,001,056
Marubeni Corp. (2)(a) 81,100 2,023,625
MatsukiyoCocokara & Co. (a) 28,300 574,860
Mazda Motor Corp. (2)(a) 34,400 250,484
Mitsubishi Chemical Group Corp.
(2)(a) 165,200 948,933
Mitsubishi Electric Corp. (2)(a) 17,200 441,760
Mitsubishi Heavy Industries Ltd. (2)
(a) 42,800 1,120,038
Mitsubishi Motors Corp. (2)(a) 608,600 1,647,287
Mitsubishi UFJ Financial Group, Inc.
(2)(a) 6,600 106,467
Mitsui Chemicals, Inc. (2)(a) 22,600 564,886
Mizuho Financial Group, Inc. (2)(a) 105,500 3,546,474
MS&AD Insurance Group Holdings,
Inc. (2)(a) 4,600 104,171
Murata Manufacturing Co. Ltd. (2)(a) 5,500 104,412
Nexon Co. Ltd. (2)(a) 6,900 151,425
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 94,400 2,143,298
Nippon Steel Corp. (2)(a) 45,500 187,403
Nippon Yusen KK (2)(a) 35,800 1,221,681
Niterra Co. Ltd. (2)(a) 46,600 1,797,562
Nomura Holdings, Inc. (2)(a) 425,500 3,118,351
NTT, Inc. (2)(a) 246,500 257,672
Obayashi Corp. (2)(a) 94,100 1,544,512
Obic Co. Ltd. (2)(a) 6,400 223,062
Oji Holdings Corp. (2)(a) 221,600 1,212,483
Open House Group Co. Ltd. (2)(a) 8,000 413,945
Oracle Corp. Japan (2)(a) 5,700 581,988
ORIX Corp. (2)(a) 87,100 2,286,026
Otsuka Corp. (2)(a) 23,800 496,806
Otsuka Holdings Co. Ltd. (2)(a) 26,500 1,413,265
Panasonic Holdings Corp. (2)(a) 183,800 1,994,983
Rakuten Group, Inc. (2)*(a) 205,900 1,335,192
INVESTMENTS SHARES VALUE ($)
Japan - 15.4% (continued)
Resona Holdings, Inc. (2)(a) 167,300 1,706,008
Ryohin Keikaku Co. Ltd. (2)(a) 46,200 919,249
Sanrio Co. Ltd. (2)(a) 29,000 1,361,262
Sanwa Holdings Corp. (2)(a) 53,800 1,538,062
SCREEN Holdings Co. Ltd. (2)(a) 3,000 271,837
SCSK Corp. (2)(a) 35,200 1,053,648
Sega Sammy Holdings, Inc. (2)(a) 16,700 351,870
Seibu Holdings, Inc. (2)(a) 23,000 832,395
Seiko Epson Corp. (2)(a) 32,900 420,870
Shimamura Co. Ltd. (2)(a) 12,000 802,386
Shimizu Corp. (2)(a) 184,500 2,591,819
Shin-Etsu Chemical Co. Ltd. (2)(a) 5,700 186,638
Shionogi & Co. Ltd. (2)(a) 42,100 741,796
Shizuoka Financial Group, Inc. (2)
(a) 130,100 1,779,669
SoftBank Group Corp. (2)(a) 8,100 1,022,062
Sojitz Corp. (2)(a) 95,360 2,522,000
Sony Financial Group, Inc. * 12,000 13,308
Sony Group Corp. (2)(a) 12,000 344,960
Square Enix Holdings Co. Ltd. (2)(a) 93,900 2,020,704
Subaru Corp. (2)(a) 73,500 1,497,879
Sumitomo Corp. (2)(a) 69,900 2,022,416
Sumitomo Electric Industries Ltd.
(2)(a) 103,200 2,936,458
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 79,900 2,319,019
T&D Holdings, Inc. (2)(a) 41,000 1,002,193
Taisei Corp. (2)(a) 17,000 1,168,194
TBS Holdings, Inc. (2)(a) 29,700 1,126,475
TDK Corp. (2)(a) 66,200 958,629
Tokio Marine Holdings, Inc. (2)(a) 15,300 647,544
Tokyo Century Corp. (2)(a) 27,500 350,285
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 211,900 992,575
Tokyo Gas Co. Ltd. (2)(a) 31,400 1,116,542
Tokyu Corp. (2)(a) 31,800 387,814
Toray Industries, Inc. (2)(a) 16,000 102,076
Tosoh Corp. (2)(a) 6,800 100,596
Toyo Suisan Kaisha Ltd. (2)(a) 19,100 1,364,497
Toyota Tsusho Corp. (2)(a) 30,700 849,847
USS Co. Ltd. (2)(a) 75,500 866,787
Yamato Holdings Co. Ltd. (2)(a) 7,900 126,282
Yamazaki Baking Co. Ltd. (2)(a) 59,400 1,322,414
Yokogawa Electric Corp. (2)(a) 91,700 2,631,662
Zensho Holdings Co. Ltd. (2)(a) 19,100 1,247,753
122,267,991
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a) 20,250 730,537
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 49,000 269,420
Netherlands - 1 .2%
ABN AMRO Bank NV, CVA (2)(a)(b) 46,856 1,503,120
Aegon Ltd. (2)(a) 73,999 596,580
Argenx SE (2)*(a) 2,090 1,544,196
ASML Holding NV (2)(a) 1,427 1,391,592
ING Groep NV (2)(a) 26,511 695,006
Koninklijke Ahold Delhaize NV (2)(a) 6,241 252,539

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.2% (continued)
Koninklijke KPN NV (2)(a) 22,305 107,054
Koninklijke Vopak NV (2)(a) 6,342 291,083
NN Group NV (2)(a) 41,378 2,917,873
SBM Offshore NV (2)(a) 5,812 148,735
9,447,778
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 4,963 517,865
Nigeria - 0 .1%
Airtel Africa plc (2)(a)(b) 143,626 471,660
Norway - 0 .7%
Equinor ASA (2)(a) 77,890 1,899,434
Kongsberg Gruppen ASA (2)(a) 43,947 1,404,430
Mowi ASA (2)(a) 6,224 131,673
Norsk Hydro ASA (2)(a) 170,496 1,159,223
Telenor ASA (2)(a) 36,516 605,928
5,200,688
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2)(a) 907,119 805,290
Singapore - 0 .4%
DBS Group Holdings Ltd. (2)(a) 21,800 864,540
Grab Holdings Ltd., Class A *(a) 117,860 709,517
Singapore Technologies Engineering
Ltd. (2)(a) 106,000 707,819
Singapore Telecommunications Ltd.
(2) 371,400 1,187,391
3,469,267
Spain - 0 .7%
ACS Actividades de Construccion y
Servicios SA (2)(a) 8,527 683,508
Aena SME SA (2)(a)(b) 18,621 509,085
Banco Santander SA (2)(a) 62,003 650,679
Bankinter SA (2)(a) 19,215 303,757
CaixaBank SA (2)(a) 79,187 836,366
Enagas SA (a) 18,626 291,061
Endesa SA (a) 4,325 138,166
Fluidra SA (2)(a) 16,006 435,409
Indra Sistemas SA (2)(a) 19,286 863,543
Repsol SA (2)(a) 48,314 859,131
5,570,705
Sweden - 2 .0%
Alfa Laval AB (2)(a) 25,555 1,166,976
Autoliv, Inc. (a) 21,035 2,597,822
Axfood AB (2)(a) 4,889 151,836
Boliden AB (2)*(a) 7,520 306,954
Electrolux AB, Class B (2)*(a) 50,889 278,549
Embracer Group AB (2)*(a) 5,535 61,421
Evolution AB (2)(a)(b) 15,420 1,269,435
Hexagon AB, Class B (2)(a) 46,056 549,593
Saab AB, Class B (2)(a) 23,143 1,421,958
Sandvik AB (2)(a) 27,601 771,045
Skanska AB, Class B (2)(a) 5,420 140,681
SSAB AB, Class B (2)(a) 21,390 124,741
Swedbank AB, Class A (2)(a) 39,104 1,180,382
INVESTMENTS SHARES VALUE ($)
Sweden - 2.0% (continued)
Swedish Orphan Biovitrum AB
(2)*(a) 7,231 221,039
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 321,727 2,665,831
Telia Co. AB (2)(a) 465,588 1,776,203
Volvo AB, Class B (2)(a) 50,657 1,456,774
16,141,240
Switzerland - 2 .3%
ABB Ltd. (Registered) (2)(a) 11,444 828,126
Adecco Group AG (Registered) (2)
(a) 9,716 273,725
Avolta AG (2)*(a) 6,687 365,135
Belimo Holding AG (Registered) (2)
(a) 866 910,778
Flughafen Zurich AG (Registered)
(2)(a) 4,301 1,316,920
Galderma Group AG (2)(a) 2,835 501,229
Geberit AG (Registered) (2)(a) 1,204 909,263
Givaudan SA (Registered) (2)(a) 208 848,441
Kuehne + Nagel International AG
(Registered) (2)(a) 8,289 1,551,182
Logitech International SA
(Registered) (2)(a) 9,233 1,015,615
Lonza Group AG (Registered) (2)(a) 2,257 1,509,117
Schindler Holding AG (2)(a) 3,251 1,236,278
Swissquote Group Holding SA
(Registered) (2)(a) 1,950 1,371,666
Temenos AG (Registered) (2)(a) 3,782 307,171
UBS Group AG (Registered) (2)(a) 39,294 1,615,516
Ypsomed Holding AG (Registered)
(2)(a) 348 138,055
Zurich Insurance Group AG (2)(a) 4,435 3,170,065
17,868,282
Thailand - 0 .2%
Fabrinet *(a) 4,147 1,512,079
United Kingdom - 3 .3%
Aviva plc (2)(a) 27,279 252,353
Babcock International Group plc (2)
(a) 18,737 337,088
Barclays plc (2)(a) 222,495 1,144,809
Beazley plc (2)(a) 11,507 140,730
British American Tobacco plc (2)(a) 18,122 963,860
Burberry Group plc (2)*(a) 38,494 608,104
Centrica plc (2)(a) 782,401 1,756,952
CK Hutchison Holdings Ltd. (2)(a) 18,500 121,545
Compass Group plc (2)(a) 16,772 571,686
Convatec Group plc (2)(a)(b) 69,816 217,983
easyJet plc (2)(a) 261,366 1,634,167
Entain plc (2)(a) 63,955 755,850
Flutter Entertainment plc *(a) 4,930 1,252,220
Halma plc (2)(a) 4,256 198,120
Harbour Energy plc (2)(a) 120,128 336,598
ICG plc (2)(a) 12,092 363,044
IMI plc (2)(a) 11,803 364,557
Imperial Brands plc (2)(a) 30,595 1,299,720
InterContinental Hotels Group plc
(2)(a) 7,376 891,835

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 3.3% (continued)
International Consolidated Airlines
Group SA (2)(a) 88,482 463,066
Intertek Group plc (2)(a) 2,171 138,193
ITV plc (2)(a) 211,302 228,011
Lloyds Banking Group plc (2)(a) 718,106 812,598
Man Group plc (2)(a) 53,876 129,435
Marks & Spencer Group plc (2)(a) 116,581 571,961
NatWest Group plc (2)(a) 232,790 1,644,278
Next plc (2)(a) 705 117,526
Pearson plc (2)(a) 17,892 254,443
RELX plc (2)(a) 24,754 1,182,717
Rolls-Royce Holdings plc (2)(a) 154,825 2,488,699
Sage Group plc (The) (2)(a) 19,861 294,628
TechnipFMC plc (a) 61,860 2,440,377
Tesco plc (2)(a) 152,737 915,458
Vodafone Group plc (2)(a) 1,072,951 1,247,739
Weir Group plc (The) (2)(a) 2,723 100,444
26,240,794
United States - 74 .8%
3M Co. (a) 7,950 1,233,681
Abercrombie & Fitch Co., Class A
*(a) 14,583 1,247,576
Acerinox SA (2)(a) 54,808 719,859
Acuity, Inc. (a) 2,070 712,887
ADT, Inc. (a) 107,961 940,340
AES Corp. (The) (a) 29,694 390,773
Affirm Holdings, Inc., Class A *(a) 3,077 224,867
Aflac, Inc. (a) 6,946 775,868
Agilent Technologies, Inc. (a) 13,655 1,752,619
Air Lease Corp., Class A (a) 12,098 770,038
Akamai Technologies, Inc. *(a) 14,738 1,116,551
Alaska Air Group, Inc. *(a) 12,933 643,805
Albemarle Corp. (a) 4,704 381,400
Albertsons Cos., Inc., Class A (a) 24,333 426,071
Alcoa Corp. (a) 69,715 2,292,926
Alexandria Real Estate Equities,
Inc., REIT (a) 13,964 1,163,760
Align Technology, Inc. *(a) 5,049 632,236
Allegion plc (a) 7,231 1,282,418
Allison Transmission Holdings, Inc.
(a) 18,077 1,534,376
Allstate Corp. (The) (a) 9,808 2,105,287
Alnylam Pharmaceuticals, Inc. *(a) 450 205,200
Alphabet, Inc., Class A (a) 2,081 505,891
Altria Group, Inc. (a) 19,207 1,268,814
Amazon.com, Inc. *(a) 5,662 1,243,205
Amdocs Ltd. (a) 20,076 1,647,236
Ameren Corp. (a) 10,232 1,068,016
American Electric Power Co., Inc.
(a) 36,470 4,102,874
American Express Co. (a) 1,467 487,279
American International Group, Inc.
(a) 31,370 2,463,800
American Water Works Co., Inc. (a) 14,028 1,952,557
Ameriprise Financial, Inc. (a) 3,764 1,849,065
AMETEK, Inc. (a) 5,337 1,003,356
Amphenol Corp., Class A (a) 25,863 3,200,546
Amrize Ltd. (2)*(a) 2,035 99,503
Antero Resources Corp. *(a) 11,836 397,216
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
APA Corp. (a) 21,560 523,477
Apellis Pharmaceuticals, Inc. *(a) 23,940 541,762
Appfolio, Inc., Class A *(a) 2,207 608,382
Apple, Inc. (a) 2,039 519,191
Applied Industrial Technologies, Inc.
(a) 4,247 1,108,679
AppLovin Corp., Class A *(a) 670 481,422
AptarGroup, Inc. (a) 1,513 202,228
Aramark (a) 32,916 1,263,974
Arista Networks, Inc. *(a) 33,446 4,873,416
Armstrong World Industries, Inc. (a) 4,789 938,692
Arrow Electronics, Inc. *(a) 19,472 2,356,112
Associated Banc-Corp. (a) 36,322 933,839
Assured Guaranty Ltd. (a) 12,870 1,089,446
Astera Labs, Inc. *(a) 1,472 288,218
AT&T, Inc. (a) 102,475 2,893,894
ATI, Inc. *(a) 8,595 699,117
Atmos Energy Corp. (a) 18,042 3,080,672
Autodesk, Inc. *(a) 4,123 1,309,753
AutoNation, Inc. *(a) 3,765 823,669
AutoZone, Inc. *(a) 229 982,465
Axis Capital Holdings Ltd. (a) 19,766 1,893,583
Axon Enterprise, Inc. *(a) 344 246,868
Bank of America Corp. (a) 61,498 3,172,682
Bank of New York Mellon Corp.
(The) (a) 26,194 2,854,098
Bath & Body Works, Inc. (a) 13,586 349,975
Becton Dickinson & Co. (a) 5,452 1,020,451
BellRing Brands, Inc. *(a) 29,567 1,074,760
Best Buy Co., Inc. (a) 28,602 2,162,883
Biogen, Inc. *(a) 4,159 582,593
BioMarin Pharmaceutical, Inc. *(a) 40,838 2,211,786
Bio-Rad Laboratories, Inc., Class
A *(a) 797 223,471
Block, Inc., Class A *(a) 5,705 412,300
BOK Financial Corp. (a) 1,539 171,506
Booking Holdings, Inc. (a) 159 858,484
Booz Allen Hamilton Holding Corp.,
Class A (a) 11,732 1,172,613
BorgWarner, Inc. (a) 17,695 777,872
Boston Beer Co., Inc. (The), Class
A *(a) 3,540 748,427
Brighthouse Financial, Inc. *(a) 30,505 1,619,205
Bristol-Myers Squibb Co. (a) 49,418 2,228,752
Brixmor Property Group, Inc., REIT
(a) 10,141 280,703
Broadcom, Inc. (a) 5,104 1,683,861
Broadridge Financial Solutions, Inc.
(a) 2,669 635,676
Brown & Brown, Inc. (a) 15,924 1,493,512
Brunswick Corp. (a) 4,753 300,580
Bunge Global SA (a) 12,066 980,363
Buzzi SpA (2)(a) 18,138 999,493
BWX Technologies, Inc. (a) 2,448 451,338
Cabot Corp. (a) 12,069 917,847
CACI International, Inc., Class A *(a) 3,750 1,870,425
Cardinal Health, Inc. (a) 6,185 970,798
CarMax, Inc. *(a) 32,369 1,452,397
Carnival Corp. *(a) 83,648 2,418,264
Carvana Co., Class A *(a) 1,607 606,225

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Caterpillar, Inc. (a) 7,624 3,637,792
Cboe Global Markets, Inc. (a) 1,552 380,628
Celsius Holdings, Inc. *(a) 17,514 1,006,880
Cencora, Inc. (a) 3,047 952,279
Centene Corp. *(a) 39,151 1,396,908
CF Industries Holdings, Inc. (a) 17,162 1,539,431
CH Robinson Worldwide, Inc. (a) 3,774 499,678
Charter Communications, Inc., Class
A *(a) 1,610 442,919
Chewy, Inc., Class A *(a) 21,513 870,201
Chubb Ltd. (a) 12,433 3,509,214
Ciena Corp. *(a) 8,995 1,310,302
Cirrus Logic, Inc. *(a) 1,511 189,313
Citigroup, Inc. (a) 37,261 3,781,992
Citizens Financial Group, Inc. (a) 5,813 309,019
Civitas Resources, Inc. (a) 44,033 1,431,073
Cloudflare, Inc., Class A *(a) 4,677 1,003,637
CME Group, Inc. (a) 8,186 2,211,775
CMS Energy Corp. (a) 24,611 1,803,002
CNO Financial Group, Inc. (a) 8,120 321,146
CNX Resources Corp. *(a) 34,268 1,100,688
Coca-Cola Consolidated, Inc. (a) 22,666 2,655,549
Comfort Systems USA, Inc. (a) 4,446 3,668,750
Commerce Bancshares, Inc. (a) 6,204 370,751
Commvault Systems, Inc. *(a) 6,003 1,133,246
Concentrix Corp. (a) 18,341 846,437
Confluent, Inc., Class A *(a) 68,906 1,364,339
Constellation Energy Corp. (a) 643 211,592
Copart, Inc. *(a) 40,500 1,821,285
COPT Defense Properties, REIT (a) 28,869 838,933
Corcept Therapeutics, Inc. *(a) 7,815 649,505
Corning, Inc. (a) 22,432 1,840,097
Corteva, Inc. (a) 15,329 1,036,700
Crane Co. (a) 3,424 630,495
CRH plc (a) 10,479 1,256,432
Crown Holdings, Inc. (a) 19,080 1,842,937
CubeSmart, REIT (a) 15,670 637,142
Cummins, Inc. (a) 7,696 3,250,560
Curtiss-Wright Corp. (a) 3,817 2,072,402
CVS Health Corp. (a) 15,991 1,205,561
Deckers Outdoor Corp. *(a) 3,603 365,236
Dell Technologies, Inc., Class C (a) 14,036 1,989,884
Delta Air Lines, Inc. (a) 10,790 612,333
DENTSPLY SIRONA, Inc. (a) 21,597 274,066
Devon Energy Corp. (a) 31,728 1,112,384
Dick's Sporting Goods, Inc. (a) 599 133,110
Dollar General Corp. (a) 4,767 492,669
Dominion Energy, Inc. (a) 15,288 935,167
Domino's Pizza, Inc. (a) 2,432 1,049,919
DoubleVerify Holdings, Inc. *(a) 8,535 102,249
Dover Corp. (a) 15,346 2,560,173
Doximity, Inc., Class A *(a) 3,726 272,557
DR Horton, Inc. (a) 7,888 1,336,779
DraftKings, Inc., Class A *(a) 28,128 1,051,987
DTE Energy Co. (a) 16,072 2,273,063
Duke Energy Corp. (a) 21,493 2,659,759
Duolingo, Inc., Class A *(a) 1,393 448,323
East West Bancorp, Inc. (a) 18,472 1,966,344
eBay, Inc. (a) 4,834 439,652
Ecolab, Inc. (a) 4,632 1,268,520
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Edison International (a) 25,081 1,386,478
Edwards Lifesciences Corp. *(a) 13,295 1,033,952
Elastic NV *(a) 6,530 551,720
Electronic Arts, Inc. (a) 1,835 370,120
EMCOR Group, Inc. (a) 5,279 3,428,922
Encompass Health Corp. (a) 3,422 434,662
EnerSys (a) 1,201 135,665
EPR Properties, REIT (a) 30,258 1,755,267
Essent Group Ltd. (a) 6,324 401,953
Essex Property Trust, Inc., REIT (a) 4,540 1,215,176
Evercore, Inc., Class A (a) 8,464 2,855,076
Everest Group Ltd. (a) 3,105 1,087,464
Evergy, Inc. (a) 15,424 1,172,532
Eversource Energy (a) 24,385 1,734,749
Everus Construction Group, Inc. *(a) 6,751 578,898
Exact Sciences Corp. *(a) 8,924 488,232
Exelixis, Inc. *(a) 56,797 2,345,716
Expedia Group, Inc. (a) 11,166 2,386,733
Experian plc (2)(a) 8,562 430,045
Fair Isaac Corp. *(a) 263 393,587
Federated Hermes, Inc., Class B
(a)(c) 30,053 1,560,652
FedEx Corp. (a) 14,637 3,451,551
Ferguson Enterprises, Inc. (a) 3,171 712,143
Fidelity National Financial, Inc. (a) 26,467 1,600,989
Fifth Third Bancorp (a) 14,157 630,694
First Horizon Corp. (a) 15,462 349,596
First Solar, Inc. *(a) 3,838 846,394
FirstCash Holdings, Inc. (a) 6,126 970,481
Fiserv, Inc. *(a) 1,580 203,709
Flagstar Financial, Inc. (a) 8,739 100,935
Flex Ltd. *(a) 2,484 143,997
Flowserve Corp. (a) 16,534 878,617
Fluor Corp. *(a) 35,975 1,513,468
FNB Corp. (a) 5,963 96,064
Ford Motor Co. (a) 137,925 1,649,583
Fortinet, Inc. *(a) 9,665 812,633
Fox Corp., Class A (a) 5,057 318,894
Gaming and Leisure Properties, Inc.,
REIT (a) 27,823 1,296,830
Gap, Inc. (The) (a) 22,664 484,783
Garmin Ltd. (a) 8,523 2,098,533
Gartner, Inc. *(a) 6,549 1,721,536
Gates Industrial Corp. plc *(a) 16,643 413,079
GE Aerospace (a) 8,099 2,436,341
GE HealthCare Technologies, Inc.
(a) 11,171 838,942
GE Vernova, Inc. (a) 2,222 1,366,308
General Dynamics Corp. (a) 9,497 3,238,477
General Motors Co. (a) 42,177 2,571,532
Genpact Ltd. (a) 26,032 1,090,480
Genuine Parts Co. (a) 6,832 946,915
Globe Life, Inc. (a) 4,336 619,918
GoDaddy, Inc., Class A *(a) 13,047 1,785,221
Goldman Sachs Group, Inc. (The)
(a) 4,159 3,312,020
Goodyear Tire & Rubber Co. (The)
*(a) 95,503 714,362
Graco, Inc. (a) 14,308 1,215,608
Graham Holdings Co., Class B (a) 936 1,101,962

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Grand Canyon Education, Inc. *(a) 2,800 614,656
Greif, Inc., Class A (a) 3,955 236,351
GSK plc (2)(a) 60,282 1,294,374
Guidewire Software, Inc. *(a) 6,925 1,591,781
H&R Block, Inc. (a) 13,825 699,130
Haemonetics Corp. *(a) 23,816 1,160,792
Halliburton Co. (a) 7,878 193,799
Halozyme Therapeutics, Inc. *(a) 23,195 1,701,121
Hancock Whitney Corp. (a) 7,126 446,159
Hanover Insurance Group, Inc.
(The) (a) 9,883 1,795,049
Harley-Davidson, Inc. (a) 15,285 426,452
Hartford Insurance Group, Inc. (The)
(a) 12,463 1,662,440
Hasbro, Inc. (a) 12,732 965,722
HCA Healthcare, Inc. (a) 6,833 2,912,225
Hexcel Corp. (a) 4,670 292,809
Holcim AG (2)(a) 32,156 2,743,697
Howard Hughes Holdings, Inc. *(a) 5,751 472,560
Humana, Inc. (a) 5,407 1,406,739
Huntington Ingalls Industries, Inc. (a) 1,366 393,285
Huntsman Corp. (a) 98,835 887,538
IAC, Inc. *(a) 13,821 470,881
IDEXX Laboratories, Inc. *(a) 1,753 1,119,974
Illinois Tool Works, Inc. (a) 7,778 2,028,191
Illumina, Inc. *(a) 28,801 2,735,231
Incyte Corp. *(a) 24,551 2,082,170
Ingredion, Inc. (a) 21,026 2,567,485
Insmed, Inc. *(a) 4,016 578,344
Inspire Medical Systems, Inc. *(a)(c) 5,804 430,657
Intel Corp. *(a) 83,637 2,806,021
International Bancshares Corp. (a) 6,255 430,031
International Business Machines
Corp. (a) 8,317 2,346,725
Invesco Ltd. (a) 25,746 590,613
IQVIA Holdings, Inc. *(a) 9,035 1,716,108
ITT, Inc. (a) 7,283 1,301,909
J M Smucker Co. (The) (a) 11,197 1,215,994
Jacobs Solutions, Inc. (a) 5,634 844,311
Janus Henderson Group plc (a) 10,716 476,969
Jazz Pharmaceuticals plc *(a) 6,404 844,047
JB Hunt Transport Services, Inc. (a) 6,195 831,183
Jefferies Financial Group, Inc. (a) 7,224 472,594
Johnson Controls International plc
(a) 24,731 2,719,173
Jones Lang LaSalle, Inc. *(a) 829 247,274
KBR, Inc. (a) 6,706 317,127
Kemper Corp. (a) 12,484 643,550
KeyCorp (a) 17,979 336,028
Kimco Realty Corp., REIT (a) 40,443 883,680
Kinder Morgan, Inc. (a) 120,739 3,418,121
KLA Corp. (a) 1,805 1,946,873
Kyndryl Holdings, Inc. *(a) 44,230 1,328,227
Lam Research Corp. (a) 30,552 4,090,912
Lamar Advertising Co., Class A,
REIT (a) 20,838 2,550,988
Las Vegas Sands Corp. (a) 38,151 2,052,142
Lear Corp. (a) 3,608 363,001
Leidos Holdings, Inc. (a) 11,496 2,172,284
Lennar Corp., Class A (a) 6,724 847,493
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Lennox International, Inc. (a) 1,293 684,462
Light & Wonder, Inc. *(a) 3,315 278,261
Lincoln Electric Holdings, Inc. (a) 5,304 1,250,842
Lincoln National Corp. (a) 7,098 286,262
Linde plc (a) 2,473 1,174,675
LivaNova plc *(a) 7,217 378,026
Live Nation Entertainment, Inc. *(a) 695 113,563
Loews Corp. (a) 2,054 206,201
Louisiana-Pacific Corp. (a) 4,489 398,803
Lyft, Inc., Class A *(a) 116,449 2,563,042
M&T Bank Corp. (a) 2,062 407,492
Macy's, Inc. (a) 17,994 322,632
Manhattan Associates, Inc. *(a) 7,798 1,598,434
ManpowerGroup, Inc. (a) 24,378 923,926
Maplebear, Inc. *(a) 33,685 1,238,261
MarketAxess Holdings, Inc. (a) 3,866 673,651
Marzetti Co. (The) (a) 1,830 316,206
Masco Corp. (a) 13,465 947,801
MasTec, Inc. *(a) 4,293 913,593
Mastercard, Inc., Class A (a) 1,267 720,682
Matador Resources Co. (a) 13,981 628,166
Mattel, Inc. *(a) 6,042 101,687
McDonald's Corp. (a) 6,334 1,924,839
McKesson Corp. (a) 3,701 2,859,171
Medical Properties Trust, Inc., REIT
(a) 179,594 910,542
Medpace Holdings, Inc. *(a) 7,072 3,636,140
Merck & Co., Inc. (a) 32,157 2,698,937
Meta Platforms, Inc., Class A (a) 1,875 1,376,963
MetLife, Inc. (a) 31,234 2,572,745
MGIC Investment Corp. (a) 13,808 391,733
MGM Resorts International *(a) 28,588 990,860
Micron Technology, Inc. (a) 14,588 2,440,864
Microsoft Corp. (a) 7,785 4,032,240
Millrose Properties, Inc., Class A,
REIT (a) 6,543 219,910
Mohawk Industries, Inc. *(a) 5,621 724,659
Molina Healthcare, Inc. *(a) 4,948 946,849
MongoDB, Inc., Class A *(a) 3,332 1,034,186
Monster Beverage Corp. *(a) 24,298 1,635,498
Morningstar, Inc. (a) 6,104 1,416,189
Mosaic Co. (The) (a) 45,263 1,569,721
MSCI, Inc., Class A (a) 2,291 1,299,936
Mueller Industries, Inc. (a) 21,582 2,182,156
Nasdaq, Inc. (a) 16,059 1,420,419
Natera, Inc. *(a) 7,614 1,225,626
National Fuel Gas Co. (a) 19,239 1,777,106
NetApp, Inc. (a) 7,686 910,484
Netflix, Inc. *(a) 1,629 1,953,041
Neurocrine Biosciences, Inc. *(a) 2,780 390,256
New Jersey Resources Corp. (a) 23,142 1,114,287
New York Times Co. (The), Class
A (a) 41,704 2,393,810
NewMarket Corp. (a) 2,828 2,342,178
Newmont Corp. (a) 46,591 3,928,087
News Corp., Class A (a) 28,613 878,705
NEXTracker, Inc., Class A *(a) 10,608 784,886
NiSource, Inc. (a) 21,009 909,690
Northern Trust Corp. (a) 2,241 301,639
Northrop Grumman Corp. (a) 1,389 846,345

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Norwegian Cruise Line Holdings Ltd.
*(a)(c) 30,054 740,230
Novartis AG (Registered) (2)(a) 47,700 6,133,188
NRG Energy, Inc. (a) 4,312 698,328
Nutanix, Inc., Class A *(a) 44,946 3,343,533
NVIDIA Corp. (a) 25,654 4,786,522
OGE Energy Corp. (a) 34,368 1,590,207
Okta, Inc., Class A *(a) 4,347 398,620
Old Republic International Corp. (a) 39,040 1,658,029
Olin Corp. (a) 31,666 791,333
Omega Healthcare Investors, Inc.,
REIT (a) 48,422 2,044,377
Omnicom Group, Inc. (a) 10,858 885,253
OneMain Holdings, Inc. (a) 16,132 910,813
Onto Innovation, Inc. *(a) 1,522 196,673
Oracle Corp. (a) 3,601 1,012,745
Organon & Co. (a) 73,281 782,641
Otis Worldwide Corp. (a) 2,413 220,621
Ovintiv, Inc. (a) 30,644 1,237,405
Owens Corning (a) 7,435 1,051,755
Packaging Corp. of America (a) 9,767 2,128,522
Palantir Technologies, Inc., Class
A *(a) 7,583 1,383,291
Park Hotels & Resorts, Inc., REIT (a) 73,413 813,416
Parsons Corp. *(a) 10,811 896,448
Paylocity Holding Corp. *(a) 4,555 725,475
PayPal Holdings, Inc. *(a) 4,564 306,062
PBF Energy, Inc., Class A (a) 27,660 834,502
Pegasystems, Inc. (a) 20,762 1,193,815
Penske Automotive Group, Inc. (a) 5,123 890,941
Pentair plc (a) 14,579 1,614,770
Penumbra, Inc. *(a) 4,497 1,139,180
PepsiCo, Inc. (a) 18,147 2,548,565
Pfizer, Inc. (a) 100,651 2,564,587
PG&E Corp. (a) 109,875 1,656,915
Philip Morris International, Inc. (a) 17,288 2,804,114
Phillips 66 (a) 7,061 960,437
Pilgrim's Pride Corp. (a) 29,562 1,203,765
Pinnacle Financial Partners, Inc. (a) 10,613 995,393
Pinterest, Inc., Class A *(a) 3,874 124,627
PNC Financial Services Group, Inc.
(The) (a) 17,705 3,557,466
Polaris, Inc. (a) 25,181 1,463,772
Popular, Inc. (a) 17,119 2,174,284
Portland General Electric Co. (a) 40,328 1,774,432
PotlatchDeltic Corp., REIT (a)(c) 5,661 230,686
Primerica, Inc. (a) 5,523 1,533,130
Prosperity Bancshares, Inc. (a)(c) 8,457 561,122
Public Service Enterprise Group,
Inc. (a) 13,480 1,125,041
Qorvo, Inc. *(a) 4,745 432,175
QUALCOMM, Inc. (a) 2,617 435,364
Qualys, Inc. *(a) 10,075 1,333,225
QuantumScape Corp. *(a) 29,134 358,931
Reddit, Inc., Class A *(a) 938 215,731
Regions Financial Corp. (a) 51,655 1,362,142
Reinsurance Group of America, Inc.
(a) 6,359 1,221,755
RenaissanceRe Holdings Ltd. (a) 3,618 918,719
ResMed, Inc. (a) 3,005 822,559
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
RingCentral, Inc., Class A *(a) 20,190 572,185
Rivian Automotive, Inc., Class A *(a)
(c) 64,625 948,695
Robinhood Markets, Inc., Class A
*(a) 18,654 2,670,880
ROBLOX Corp., Class A *(a) 13,387 1,854,367
Roche Holding AG (2)(a) 526 181,991
Roku, Inc., Class A *(a) 8,143 815,359
Rollins, Inc. (a) 23,588 1,385,559
Royal Caribbean Cruises Ltd. (a) 1,568 507,373
Royalty Pharma plc, Class A (a) 23,584 832,044
Ryder System, Inc. (a) 5,530 1,043,179
Sabra Health Care REIT, Inc., REIT
(a) 42,723 796,357
Sandisk Corp. *(a) 6,062 680,156
Sarepta Therapeutics, Inc. *(a) 11,311 217,963
SBA Communications Corp., REIT
(a) 5,850 1,131,098
Science Applications International
Corp. (a) 3,579 355,645
Scotts Miracle-Gro Co. (The) (a) 8,985 511,696
Seagate Technology Holdings plc (a) 6,526 1,540,528
Selective Insurance Group, Inc. (a) 12,821 1,039,398
SentinelOne, Inc., Class A *(a) 32,078 564,894
Service Corp. International (a) 13,655 1,136,369
SharkNinja, Inc. *(a)(c) 3,244 334,619
Shell plc (2)(a) 26,877 957,924
Signify NV (2)(a)(b) 23,271 612,031
Silicon Laboratories, Inc. *(a) 2,143 281,012
Simon Property Group, Inc., REIT
(a) 6,571 1,233,180
Snap, Inc., Class A *(a) 67,708 522,029
Snap-on, Inc. (a) 4,529 1,569,434
Snowflake, Inc., Class A *(a) 3,366 759,201
Sonoco Products Co. (a) 9,095 391,904
Sprouts Farmers Market, Inc. *(a) 7,576 824,269
SS&C Technologies Holdings, Inc.
(a) 16,906 1,500,577
State Street Corp. (a) 14,336 1,663,119
STERIS plc (a) 7,492 1,853,820
Stifel Financial Corp. (a) 20,400 2,314,788
Stryker Corp. (a) 2,385 881,663
Super Micro Computer, Inc. *(a) 9,403 450,780
Synchrony Financial (a) 14,553 1,033,991
Take-Two Interactive Software, Inc.
*(a) 460 118,846
Talen Energy Corp. *(a)(c) 622 264,586
Tapestry, Inc. (a) 13,773 1,559,379
Taylor Morrison Home Corp., Class
A *(a) 20,989 1,385,484
TD SYNNEX Corp. (a) 2,250 368,438
Teleflex, Inc. (a) 3,170 387,881
Tempus AI, Inc. *(a)(c) 2,474 199,677
Tenet Healthcare Corp. *(a) 6,551 1,330,115
Terex Corp. (a) 8,074 414,196
Texas Capital Bancshares, Inc. *(a) 12,455 1,052,821
Texas Roadhouse, Inc., Class A (a) 8,913 1,480,895
Textron, Inc. (a) 20,388 1,722,582
TJX Cos., Inc. (The) (a) 8,462 1,223,097
T-Mobile US, Inc. (a) 6,877 1,646,216

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Toll Brothers, Inc. (a) 13,179 1,820,547
Toro Co. (The) (a) 12,180 928,116
Trane Technologies plc (a) 5,175 2,183,643
Travel + Leisure Co. (a) 24,668 1,467,499
Travelers Cos., Inc. (The) (a) 18,508 5,167,803
Trimble, Inc. *(a) 14,710 1,201,072
Truist Financial Corp. (a) 28,535 1,304,620
Twilio, Inc., Class A *(a) 6,063 606,846
Tyson Foods, Inc., Class A (a) 4,893 265,690
Uber Technologies, Inc. *(a) 15,829 1,550,767
UiPath, Inc., Class A *(a) 8,271 110,666
Ulta Beauty, Inc. *(a) 1,409 770,371
Ultragenyx Pharmaceutical, Inc. *(a) 12,159 365,743
Union Pacific Corp. (a) 3,755 887,569
United Airlines Holdings, Inc. *(a) 12,793 1,234,525
United Therapeutics Corp. *(a) 5,224 2,189,953
Unity Software, Inc. *(a) 6,819 273,033
Universal Health Services, Inc.,
Class B (a) 4,082 834,524
Unum Group (a) 7,688 597,973
US Bancorp (a) 32,521 1,571,740
US Foods Holding Corp. *(a) 8,608 659,545
UWM Holdings Corp., Class A (a) 36,855 224,447
Valmont Industries, Inc. (a) 2,437 944,898
Veeva Systems, Inc., Class A *(a) 9,381 2,794,694
Ventas, Inc., REIT (a) 16,018 1,121,100
Veralto Corp. (a) 24,766 2,640,303
VeriSign, Inc. (a) 16,036 4,483,184
Verisk Analytics, Inc., Class A (a) 1,371 344,820
Verizon Communications, Inc. (a) 32,787 1,440,989
Vertiv Holdings Co., Class A (a) 16,695 2,518,608
Viking Holdings Ltd. *(a) 20,665 1,284,536
Virtu Financial, Inc., Class A (a) 9,125 323,938
Vontier Corp. (a) 9,618 403,667
Vornado Realty Trust, REIT (a) 9,543 386,778
W R Berkley Corp. (a) 15,276 1,170,447
Walmart, Inc. (a) 34,565 3,562,269
Warner Music Group Corp., Class
A (a)(c) 22,847 778,169
Watts Water Technologies, Inc.,
Class A (a) 1,674 467,515
Wayfair, Inc., Class A *(a) 13,344 1,192,020
WEC Energy Group, Inc. (a) 22,101 2,532,554
Wells Fargo & Co. (a) 16,852 1,412,535
Welltower, Inc., REIT (a) 1,522 271,129
WESCO International, Inc. (a) 6,860 1,450,890
West Pharmaceutical Services, Inc.
(a) 2,557 670,778
Western Digital Corp. (a) 6,292 755,418
Western Union Co. (The) (a) 146,460 1,170,215
Westinghouse Air Brake
Technologies Corp. (a) 10,595 2,123,980
Williams-Sonoma, Inc. (a) 2,255 440,740
Wingstop, Inc. (a) 2,043 514,182
Wintrust Financial Corp. (a) 1,618 214,288
Woodward, Inc. (a) 4,372 1,104,848
Workday, Inc., Class A *(a) 3,554 855,554
WP Carey, Inc., REIT (a) 27,075 1,829,458
WW Grainger, Inc. (a) 1,452 1,383,698
Wynn Resorts Ltd. (a) 4,664 598,251
INVESTMENTS SHARES VALUE ($)
United States - 74.8% (continued)
Zebra Technologies Corp., Class
A *(a) 5,278 1,568,410
Zions Bancorp NA (a) 36,214 2,048,988
Zoetis, Inc., Class A (a) 6,708 981,515
Zoom Communications, Inc., Class
A *(a) 15,244 1,257,630
ZoomInfo Technologies, Inc., Class
A *(a) 36,366 396,753
Zscaler, Inc. *(a) 4,019 1,204,334
592,502,105
TOTAL COMMON STOCKS
(Cost $819,240,946) 965,480,421
SHORT-TERM INVESTMENTS - 84.3%
INVESTMENT COMPANIES - 28 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 14,081,756 14,081,756
Limited Purpose Cash Investment
Fund, 4.13% (d) 207,683,310 207,641,773
TOTAL INVESTMENT COMPANIES
(Cost $221,698,011) 221,723,529
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 56 .3%
U.S. Treasury Bills
4.16%, 10/2/2025 (2)(f) $ 27,457,000 27,453,933
4.08%, 10/9/2025 (2)(f) 1,864,000 1,862,318
4.15%, 10/16/2025 (2)(f) 10,518,000 10,500,233
4.13%, 10/23/2025 (2)(f) 48,383,000 48,263,917
4.15%, 10/30/2025 (2)(f) 29,622,000 29,525,258
4.19%, 11/13/2025 (2)(f) 55,733,000 55,465,562
4.24%, 12/4/2025 (2)(f) 1,712,000 1,700,137
4.23%, 1/8/2026 (2)(f) 4,344,000 4,298,719
4.21%, 1/15/2026 (2)(f) 45,180,000 44,676,282
4.20%, 1/22/2026 (2)(f)(g) 27,764,000 27,432,910
4.06%, 2/5/2026 (2)(f) 203,000 200,315
4.03%, 2/19/2026 (2)(f) 5,547,000 5,465,796
3.99%, 2/26/2026 (2)(f)(g) 13,973,000 13,758,157
3.80%, 3/12/2026 (2)(f) 7,977,000 7,842,808
3.78%, 3/19/2026 (2)(f) 18,286,000 17,965,635
3.78%, 3/26/2026 (2)(f)(g) 86,917,000 85,334,039
3.79%, 4/2/2026 (2)(f) 65,556,000 64,323,442
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $445,982,578) 446,069,461
TOTAL SHORT-TERM INVESTMENTS
(Cost $667,680,589) 667,792,990

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.5%
Put Option s - 0 .5%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 143,801,890
Expiration Date: 3/20/2026 (2) 215 933,315
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 49,494,604
Expiration Date: 3/20/2026 (2) 74 1,466,976
2,400,291
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .2%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 200,500,000 861,368
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 233,800,000 588,592
1,449,960
TOTAL PURCHASED OPTIONS
(Cost $4,948,800) 3,850,251
TOTAL LONG POSITIONS
(Cost $1,491,870,335) 1,637,123,662
SHARES
SHORT POSITIONS - (128.0)%
COMMON STOCKS - (127.6)%
Australia - ( 4 .6 ) %
AGL Energy Ltd. (2) (21,344) (124,963)
Ampol Ltd. (2) (52,758) (1,042,778)
APA Group (2) (100,495) (589,970)
ASX Ltd. (2) (9,836) (381,211)
Atlas Arteria Ltd. (2) (233,724) (758,997)
Aurizon Holdings Ltd. (2) (17,636) (37,195)
BHP Group Ltd. (2) (51,819) (1,447,575)
CAR Group Ltd. (2) (21,245) (516,695)
Cleanaway Waste Management
Ltd. (2) (242,641) (444,276)
Cochlear Ltd. (2) (5,712) (1,052,641)
Coles Group Ltd. (2) (44,387) (683,241)
Commonwealth Bank of Australia (2) (28,001) (3,092,252)
Domino's Pizza Enterprises Ltd. (2) (61,039) (543,909)
Endeavour Group Ltd. (2) (222,197) (533,455)
Glencore plc (2) (70,943) (326,737)
Goodman Group, REIT (2) (24,342) (527,516)
GPT Group (The), REIT (2) (78,562) (278,939)
IDP Education Ltd. (2) (62,265) (270,642)
INVESTMENTS SHARES VALUE ($)
Australia - (4.6)% (continued)
Lendlease Corp. Ltd. (2) (54,965) (199,736)
Macquarie Group Ltd. (2) (8,831) (1,281,820)
Medibank Pvt Ltd. (2) (265,139) (844,679)
National Australia Bank Ltd. (2) (13,195) (384,922)
New Hope Corp. Ltd. (2) (55,684) (144,386)
NEXTDC Ltd. (2) (187,909) (2,108,099)
Ramsay Health Care Ltd. (2) (70,016) (1,469,021)
Reece Ltd. (2) (58,366) (435,838)
Rio Tinto Ltd. (2) (13,255) (1,069,189)
Rio Tinto plc (2) (28,966) (1,908,930)
Santos Ltd. (2) (86,981) (386,270)
Scentre Group, REIT (2) (195,913) (528,451)
Suncorp Group Ltd. (2) (61,615) (826,115)
Telix Pharmaceuticals Ltd. (2) (58,024) (560,922)
Telstra Group Ltd. (2) (594,412) (1,895,059)
Transurban Group (2) (364,310) (3,323,913)
Treasury Wine Estates Ltd. (2) (98,409) (460,159)
Vicinity Ltd., REIT (2) (100,661) (167,703)
Washington H Soul Pattinson & Co.
Ltd. (2) (1,709) (43,512)
Wesfarmers Ltd. (2) (40,543) (2,466,366)
WiseTech Global Ltd. (2) (3,697) (221,019)
Woodside Energy Group Ltd. (2) (89,099) (1,345,481)
Woolworths Group Ltd. (2) (98,271) (1,734,294)
(36,458,876)
Austria - ( 0 .1 ) %
Mondi plc (2) (41,122) (568,803)
Belgium - ( 0 .1 ) %
D'ieteren Group (2) (1,053) (197,646)
Groupe Bruxelles Lambert NV (2) (1,861) (166,837)
Lotus Bakeries NV (2) (45) (424,606)
(789,089)
Canada - ( 5 .2 ) %
Algonquin Power & Utilities Corp. (74,490) (400,363)
Alimentation Couche-Tard, Inc. (21,578) (1,151,230)
AltaGas Ltd. (12,928) (398,328)
BCE, Inc. (105,946) (2,475,651)
Brookfield Infrastructure Corp.,
Class A (4,007) (164,576)
CAE, Inc. (29,969) (887,420)
Cameco Corp. (11,066) (928,727)
Canadian National Railway Co. (21,517) (2,029,095)
Canadian Pacific Kansas City Ltd. (10,686) (795,864)
Canadian Tire Corp. Ltd., Class A (1,993) (237,250)
Canadian Utilities Ltd., Class A (43,010) (1,203,118)
Capstone Copper Corp. (13,680) (116,187)
CCL Industries, Inc., Class B (4,957) (279,390)
Cenovus Energy, Inc. (53,956) (916,132)
CGI, Inc. (21,092) (1,878,684)
Constellation Software, Inc. (495) (1,343,752)
Descartes Systems Group, Inc.
(The) (10,600) (998,077)
Dollarama, Inc. (6,909) (911,172)
Element Fleet Management Corp. (28,213) (730,615)
Emera, Inc. (14,804) (710,256)
FirstService Corp. (1,041) (198,341)
Fortis, Inc. (4,471) (226,779)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (5.2)% (continued)
Franco-Nevada Corp. (2,481) (552,231)
Gildan Activewear, Inc. (9,018) (520,980)
Great-West Lifeco, Inc. (20,240) (821,409)
Hydro One Ltd. (b) (59,880) (2,136,266)
IGM Financial, Inc. (7,817) (284,551)
Imperial Oil Ltd. (6,508) (590,102)
Intact Financial Corp. (6,513) (1,267,173)
Keyera Corp. (16,836) (564,829)
National Bank of Canada (14,219) (1,510,379)
Northland Power, Inc. (15,778) (264,157)
Open Text Corp. (2,861) (106,941)
Pembina Pipeline Corp. (5,172) (209,117)
Power Corp. of Canada (24,556) (1,062,558)
RB Global, Inc. (16,439) (1,780,567)
Restaurant Brands International, Inc. (15,455) (991,465)
Rogers Communications, Inc., Class
B (7,480) (257,503)
Shopify, Inc., Class A (3,091) (459,219)
TC Energy Corp. (13,512) (734,679)
Teck Resources Ltd., Class B (1,997) (87,603)
TFI International, Inc. (6,337) (557,703)
Thomson Reuters Corp. (19,131) (2,970,618)
Toromont Industries Ltd. (5,378) (597,118)
Toronto-Dominion Bank (The) (20,169) (1,612,708)
Tourmaline Oil Corp. (7,900) (340,704)
West Fraser Timber Co. Ltd. (9,518) (647,049)
Whitecap Resources, Inc. (31,201) (238,093)
WSP Global, Inc. (4,830) (949,202)
(41,095,931)
Chile - ( 0 .3 ) %
Antofagasta plc (2) (21,230) (789,542)
Lundin Mining Corp. (99,719) (1,487,509)
(2,277,051)
China - ( 0 .0 ) % †
Wilmar International Ltd. (2) (138,500) (306,293)
Congo, the Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (9,774) (103,660)
Denmark - ( 0 .9 ) %
Coloplast A/S, Class B (2) (17,190) (1,481,608)
Demant A/S (2) (4,497) (156,550)
DSV A/S (2) (11,768) (2,350,901)
GN Store Nord A/S (2) (6,274) (106,278)
Novo Nordisk A/S, Class B (2) (27,669) (1,540,656)
Novonesis Novozymes, Class B (2) (19,263) (1,185,523)
ROCKWOOL A/S, Class B (2) (2,784) (103,791)
Tryg A/S (2) (4,030) (102,319)
(7,027,626)
Finland - ( 0 .3 ) %
Neste OYJ (2) (33,875) (622,411)
Sampo OYJ, Class A (2) (144,554) (1,661,930)
UPM-Kymmene OYJ (2) (2,762) (75,642)
Valmet OYJ (2) (3,264) (108,749)
(2,468,732)
INVESTMENTS SHARES VALUE ($)
France - ( 3 .8 ) %
Accor SA (2) (8,334) (395,952)
Aeroports de Paris SA (2) (3,776) (500,243)
Air Liquide SA (2) (3,914) (815,508)
Alstom SA (2) (45,211) (1,183,010)
Arkema SA (2) (11,894) (754,175)
BioMerieux (2) (1,357) (182,134)
Bollore SE (2) (109,271) (619,691)
Bureau Veritas SA (2) (44,644) (1,400,275)
Capgemini SE (2) (16,031) (2,338,560)
Cie de Saint-Gobain SA (2) (15,915) (1,724,415)
Cie Generale des Etablissements
Michelin SCA (2) (47,225) (1,700,748)
Dassault Systemes SE (2) (50,907) (1,712,563)
Edenred SE (2) (20,678) (492,441)
EssilorLuxottica SA (2) (12,945) (4,216,882)
Hermes International SCA (2) (494) (1,214,766)
Kering SA (2) (4,455) (1,492,859)
L'Oreal SA (2) (4,877) (2,118,994)
LVMH Moet Hennessy Louis Vuitton
SE (2) (3,028) (1,863,375)
Pernod Ricard SA (2) (29,649) (2,918,962)
Publicis Groupe SA (2) (5,258) (505,995)
Remy Cointreau SA (2) (1,848) (100,212)
SEB SA (2) (2,554) (188,584)
Sodexo SA (2) (12,444) (785,145)
SOITEC (2) (4,684) (215,015)
Teleperformance SE (2) (4,569) (341,274)
(29,781,778)
Germany - ( 3 .8 ) %
adidas AG (2) (6,047) (1,281,247)
BASF SE (2) (17,012) (849,992)
Bechtle AG (2) (6,251) (288,976)
Beiersdorf AG (2) (19,470) (2,037,263)
Brenntag SE (2) (20,224) (1,211,875)
Carl Zeiss Meditec AG (2) (1,911) (95,332)
CTS Eventim AG & Co. KGaA (2) (6,047) (593,661)
Daimler Truck Holding AG (2) (6,713) (277,593)
Deutsche Boerse AG (2) (3,963) (1,061,256)
Deutsche Post AG (2) (59,495) (2,658,674)
Deutsche Telekom AG (Registered)
(2) (75,524) (2,573,063)
Hannover Rueck SE (2) (4,365) (1,317,177)
Henkel AG & Co. KGaA (2) (1,375) (102,062)
Infineon Technologies AG (2) (82,147) (3,222,641)
LEG Immobilien SE (2) (1,718) (136,921)
Merck KGaA (2) (23,665) (3,070,408)
MTU Aero Engines AG (2) (2,552) (1,177,333)
Puma SE (2) (5,711) (142,377)
Rational AG (2) (239) (182,639)
Siemens AG (Registered) (2) (8,562) (2,311,552)
Siemens Healthineers AG (2)(b) (28,122) (1,523,262)
Symrise AG, Class A (2) (29,699) (2,582,930)
Vonovia SE (2) (28,544) (892,051)
Wacker Chemie AG (2) (1,574) (119,140)
(29,709,425)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - ( 0 .1 ) %
Futu Holdings Ltd., ADR (2,330) (405,210)
Prudential plc (2) (54,771) (766,779)
(1,171,989)
Ireland - ( 0 .1 ) %
Aptiv plc (12,687) (1,093,873)
Italy - ( 1 .7 ) %
BPER Banca SpA (2) (80,379) (893,988)
Brunello Cucinelli SpA (2) (5,044) (552,586)
DiaSorin SpA (2) (3,974) (353,053)
ERG SpA (2) (10,436) (257,681)
Ferrari NV (2) (8,851) (4,290,265)
FinecoBank Banca Fineco SpA (2) (101,725) (2,207,804)
Generali (2) (11,849) (465,666)
Hera SpA (2) (73,748) (332,053)
Infrastrutture Wireless Italiane SpA
(2)(b) (50,015) (587,748)
Interpump Group SpA (2) (2,494) (114,643)
Moncler SpA (2) (16,172) (951,776)
Recordati Industria Chimica e
Farmaceutica SpA (2) (4,027) (245,788)
Reply SpA (2) (633) (90,358)
Telecom Italia SpA (2) (2,047,413) (1,072,725)
Terna - Rete Elettrica Nazionale (2) (117,341) (1,190,834)
(13,606,968)
Japan - ( 15 .8 ) %
AGC, Inc. (2) (26,700) (870,749)
Ajinomoto Co., Inc. (2) (7,500) (215,019)
Allegro MicroSystems, Inc. (37,272) (1,088,342)
Asahi Group Holdings Ltd. (2) (95,200) (1,141,346)
Asics Corp. (2) (47,000) (1,229,872)
Bridgestone Corp. (2) (4,700) (217,225)
Chiba Bank Ltd. (The) (2) (289,100) (3,030,478)
Chugai Pharmaceutical Co. Ltd. (2) (20,500) (908,857)
Daifuku Co. Ltd. (2) (10,100) (323,240)
Daikin Industries Ltd. (2) (24,500) (2,823,922)
Dentsu Group, Inc. (2) (56,400) (1,231,165)
Disco Corp. (2) (2,000) (627,081)
East Japan Railway Co. (2) (32,700) (799,804)
Eisai Co. Ltd. (2) (31,700) (1,070,915)
Fast Retailing Co. Ltd. (2) (9,800) (2,976,376)
Fuji Electric Co. Ltd. (2) (1,600) (107,254)
FUJIFILM Holdings Corp. (2) (67,100) (1,668,663)
Hankyu Hanshin Holdings, Inc. (2) (3,700) (109,110)
Hitachi Ltd. (2) (25,700) (680,872)
Honda Motor Co. Ltd. (2) (124,500) (1,284,756)
Hoshizaki Corp. (2) (16,600) (622,887)
Hoya Corp. (2) (8,700) (1,202,952)
Hulic Co. Ltd. (2) (29,800) (326,439)
Idemitsu Kosan Co. Ltd. (2) (71,600) (489,858)
Isuzu Motors Ltd. (2) (81,200) (1,023,394)
ITOCHU Corp. (2) (1,800) (102,417)
Japan Post Bank Co. Ltd. (2) (142,100) (1,740,003)
Japan Post Holdings Co. Ltd. (2) (95,300) (945,881)
Japan Tobacco, Inc. (2) (25,100) (823,206)
JFE Holdings, Inc. (2) (64,600) (792,715)
Kawasaki Kisen Kaisha Ltd. (2) (43,000) (611,412)
Keisei Electric Railway Co. Ltd. (2) (135,800) (1,259,629)
INVESTMENTS SHARES VALUE ($)
Japan - (15.8)% (continued)
Keyence Corp. (2) (12,900) (4,806,037)
Kikkoman Corp. (2) (294,600) (2,494,826)
Kintetsu Group Holdings Co. Ltd. (2) (31,300) (652,189)
Kobe Bussan Co. Ltd. (2) (23,200) (639,402)
Koito Manufacturing Co. Ltd. (2) (6,300) (95,333)
Kubota Corp. (2) (266,800) (3,352,184)
Kyocera Corp. (2) (33,500) (450,029)
Kyowa Kirin Co. Ltd. (2) (54,900) (858,223)
Lasertec Corp. (2) (1,400) (191,527)
LY Corp. (2) (316,000) (1,014,363)
M3, Inc. (2) (39,500) (639,438)
Makita Corp. (2) (5,000) (162,057)
McDonald's Holdings Co. Japan
Ltd. (2) (4,400) (184,530)
MEIJI Holdings Co. Ltd. (2) (36,700) (760,988)
MINEBEA MITSUMI, Inc. (2) (26,300) (494,198)
Mitsubishi HC Capital, Inc. (2) (45,700) (377,514)
Mitsui OSK Lines Ltd. (2) (12,200) (370,386)
MonotaRO Co. Ltd. (2) (35,400) (513,964)
NIDEC Corp. (2) (44,800) (796,314)
Nintendo Co. Ltd. (2) (52,900) (4,576,869)
Nippon Building Fund, Inc., REIT (490) (462,217)
Nippon Paint Holdings Co. Ltd. (2) (230,000) (1,569,145)
Nippon Sanso Holdings Corp. (2) (29,700) (1,051,847)
Nissan Chemical Corp. (2) (8,300) (300,657)
Nissan Motor Co. Ltd. (2) (1,015,200) (2,468,944)
Nissin Foods Holdings Co. Ltd. (2) (141,100) (2,657,710)
Nitori Holdings Co. Ltd. (2) (107,500) (2,078,547)
Nitto Denko Corp. (2) (67,100) (1,590,588)
Nomura Research Institute Ltd. (2) (16,700) (641,147)
Olympus Corp. (2) (172,000) (2,174,599)
Omron Corp. (2) (7,600) (208,601)
Ono Pharmaceutical Co. Ltd. (2) (81,000) (938,048)
Oriental Land Co. Ltd. (2) (108,000) (2,599,892)
Recruit Holdings Co. Ltd. (2) (12,700) (682,801)
Renesas Electronics Corp. (2) (136,200) (1,567,007)
Resonac Holdings Corp. (2) (46,700) (1,581,556)
Ricoh Co. Ltd. (2) (54,300) (478,010)
Secom Co. Ltd. (2) (31,400) (1,151,984)
Sekisui Chemical Co. Ltd. (2) (18,300) (340,685)
Sekisui House Ltd. (2) (67,300) (1,530,576)
Seven & i Holdings Co. Ltd. (2) (10,700) (143,577)
SG Holdings Co. Ltd. (2) (95,300) (984,390)
Shimadzu Corp. (2) (47,900) (1,207,919)
Shimano, Inc. (2) (30,000) (3,352,758)
Shiseido Co. Ltd. (2) (51,700) (882,538)
Skylark Holdings Co. Ltd. (2) (15,300) (316,415)
SMC Corp. (2) (8,100) (2,503,647)
SoftBank Corp. (2) (272,800) (401,234)
Sompo Holdings, Inc. (2) (26,300) (813,079)
Sumitomo Mitsui Financial Group,
Inc. (2) (182,600) (5,137,064)
Sumitomo Realty & Development
Co. Ltd. (2) (4,500) (198,492)
Suzuki Motor Corp. (2) (68,400) (995,828)
Sysmex Corp. (2) (62,500) (772,648)
Takeda Pharmaceutical Co. Ltd. (2) (58,500) (1,718,168)
Terumo Corp. (2) (71,600) (1,181,151)
TIS, Inc. (2) (43,500) (1,434,854)
Toei Animation Co. Ltd. (2) (7,600) (156,876)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (15.8)% (continued)
Toho Co. Ltd. (2) (15,600) (1,002,813)
Tokyo Electron Ltd. (2) (13,000) (2,304,471)
TOTO Ltd. (2) (30,300) (796,875)
Toyota Industries Corp. (2) (25,500) (2,867,946)
Trend Micro, Inc. (2) (32,200) (1,762,395)
Unicharm Corp. (250,400) (1,624,463)
West Japan Railway Co. (2) (47,400) (1,039,384)
Yakult Honsha Co. Ltd. (2) (145,300) (2,369,373)
Yamaha Corp. (2) (76,700) (509,264)
Yamaha Motor Co. Ltd. (2) (405,300) (3,034,588)
Yaskawa Electric Corp. (2) (125,300) (2,667,285)
ZOZO, Inc. (2) (136,400) (1,253,332)
(125,283,598)
Luxembourg - ( 0 .0 ) % †
Eurofins Scientific SE (2) (1,683) (122,735)
Netherlands - ( 1 .5 ) %
Aalberts NV (2) (2,556) (84,270)
Adyen NV (2)(b) (335) (539,041)
Arcadis NV (2) (2,428) (122,599)
ASM International NV (2) (1,460) (880,599)
ASR Nederland NV (2) (20,761) (1,412,772)
BE Semiconductor Industries NV (2) (1,364) (204,233)
EXOR NV (2) (2,311) (226,191)
Heineken Holding NV (2) (2,112) (145,017)
Heineken NV (2) (19,660) (1,539,555)
IMCD NV (2) (1,462) (151,533)
Koninklijke Philips NV (2) (45,140) (1,236,568)
NXP Semiconductors NV (10,045) (2,287,547)
Randstad NV (2) (12,621) (538,150)
Universal Music Group NV (2) (42,876) (1,239,008)
Wolters Kluwer NV (2) (8,606) (1,174,718)
(11,781,801)
Norway - ( 0 .4 ) %
Aker BP ASA (2) (9,430) (239,327)
DNB Bank ASA (2) (69,661) (1,898,680)
Orkla ASA (2) (31,065) (324,779)
Salmar ASA (2) (3,364) (179,885)
TOMRA Systems ASA (2) (19,094) (286,254)
(2,928,925)
Portugal - ( 0 .3 ) %
EDP SA (2) (266,798) (1,266,214)
Jeronimo Martins SGPS SA (2) (33,866) (824,475)
(2,090,689)
Singapore - ( 0 .7 ) %
CapitaLand Investment Ltd. (2) (443,800) (926,855)
Genting Singapore Ltd. (2) (2,512,200) (1,432,204)
Keppel Ltd. (2) (80,600) (557,893)
Oversea-Chinese Banking Corp.
Ltd. (2) (37,600) (479,386)
Sea Ltd., ADR (2,835) (506,700)
Sembcorp Industries Ltd. (2) (33,200) (155,117)
Singapore Exchange Ltd. (2) (67,700) (869,091)
STMicroelectronics NV (2) (17,927) (506,705)
(5,433,951)
INVESTMENTS SHARES VALUE ($)
South Africa - ( 0 .0 ) % †
Anglo American plc (2) (10,393) (391,892)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(b) (4,367) (125,396)
Spain - ( 1 .3 ) %
Amadeus IT Group SA (2) (23,072) (1,833,988)
Banco Bilbao Vizcaya Argentaria
SA (2) (6,244) (120,320)
Cellnex Telecom SA (2)(b) (49,167) (1,703,018)
Iberdrola SA (2) (133,052) (2,518,586)
Industria de Diseno Textil SA (2) (64,226) (3,554,512)
Redeia Corp. SA (2) (40,313) (778,351)
Telefonica SA (2) (30,647) (157,716)
(10,666,491)
Sweden - ( 1 .8 ) %
AAK AB (2) (7,189) (187,078)
AddTech AB, Class B (2) (6,567) (213,626)
Assa Abloy AB, Class B (2) (57,775) (2,011,026)
Atlas Copco AB, Class A (2) (147,030) (2,493,332)
Atlas Copco AB, Class B (2) (6,786) (102,112)
Beijer Ref AB, Class B (2) (20,109) (314,338)
Elekta AB, Class B (2) (43,566) (220,664)
EQT AB (2) (5,456) (189,222)
Essity AB, Class B (2) (18,873) (493,324)
H & M Hennes & Mauritz AB, Class
B (2) (8,269) (154,578)
Holmen AB, Class B (2) (5,216) (198,177)
Husqvarna AB, Class B (2) (24,335) (130,072)
Indutrade AB (2) (29,519) (679,159)
Investor AB, Class B (2) (33,690) (1,054,643)
Lifco AB, Class B (2) (19,355) (655,354)
Nibe Industrier AB, Class B (2) (153,424) (606,403)
Securitas AB, Class B (2) (19,177) (289,057)
Skandinaviska Enskilda Banken AB,
Class A (2) (63,545) (1,245,962)
SKF AB, Class B (2) (10,360) (257,666)
Svenska Cellulosa AB SCA, Class
B (2) (55,162) (730,152)
Svenska Handelsbanken AB, Class
A (2) (87,091) (1,136,332)
Trelleborg AB, Class B (2) (13,321) (498,049)
(13,860,326)
Switzerland - ( 3 .7 ) %
Bachem Holding AG, Class B (2) (2,354) (175,220)
Banque Cantonale Vaudoise
(Registered) (2) (4,600) (545,089)
Barry Callebaut AG (Registered) (2) (977) (1,345,537)
BKW AG (2) (1,436) (307,992)
Chocoladefabriken Lindt & Spruengli
AG (Registered) (2) (3) (451,412)
Cie Financiere Richemont SA
(Registered) (2) (1,982) (380,477)
Clariant AG (Registered) (2) (76,795) (714,455)
EMS-Chemie Holding AG
(Registered) (2) (596) (423,440)
Galenica AG (2)(b) (1,873) (203,892)
Georg Fischer AG (Registered) (2) (8,651) (679,853)
Helvetia Holding AG (Registered) (2) (5,958) (1,464,120)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.7)% (continued)
Julius Baer Group Ltd. (2) (19,407) (1,351,357)
Partners Group Holding AG (2) (2,439) (3,191,215)
Schindler Holding AG (Registered)
(2) (338) (122,305)
SGS SA (Registered) (2) (14,241) (1,479,922)
SIG Group AG (2) (143,240) (1,485,509)
Sika AG (Registered) (2) (9,462) (2,124,775)
Sonova Holding AG (Registered) (2) (6,784) (1,860,894)
Straumann Holding AG (Registered)
(2) (13,431) (1,439,879)
Swatch Group AG (The) (2) (9,548) (1,804,552)
Swiss Life Holding AG (Registered)
(2) (1,601) (1,728,458)
Swiss Prime Site AG (Registered)
(2) (1,085) (151,996)
Swisscom AG (Registered) (2) (4,696) (3,413,290)
Tecan Group AG (Registered) (2) (2,939) (532,343)
VAT Group AG (2)(b) (5,281) (2,108,004)
(29,485,986)
United Kingdom - ( 2 .6 ) %
Ashtead Group plc (2) (3,281) (220,028)
Associated British Foods plc (2) (27,736) (766,382)
AstraZeneca plc (2) (10,513) (1,610,603)
Auto Trader Group plc (2)(b) (17,146) (182,147)
B&M European Value Retail SA (2) (90,835) (320,437)
BAE Systems plc (2) (51,192) (1,425,003)
Bellway plc (2) (14,862) (492,361)
Berkeley Group Holdings plc (2) (1,979) (102,285)
Bunzl plc (2) (70,253) (2,220,501)
Croda International plc (2) (5,010) (182,619)
DCC plc (2) (3,112) (200,325)
Diageo plc (2) (113,328) (2,711,676)
HSBC Holdings plc (2) (34,248) (483,346)
Informa plc (2) (16,241) (201,166)
JD Sports Fashion plc (2) (194,133) (249,917)
Kingfisher plc (2) (29,997) (124,961)
Legal & General Group plc (2) (356,730) (1,145,787)
Melrose Industries plc (2) (25,226) (207,683)
National Grid plc (2) (213,670) (3,070,153)
Persimmon plc (2) (6,235) (97,407)
Rentokil Initial plc (2) (73,379) (371,719)
RS GROUP plc (2) (20,468) (156,895)
Schroders plc (2) (40,177) (203,880)
Severn Trent plc (2) (10,216) (356,197)
Smith & Nephew plc (2) (29,579) (536,485)
Spirax Group plc (2) (3,883) (357,562)
SSE plc (2) (28,799) (675,501)
Unilever plc (2) (20,684) (1,222,603)
Whitbread plc (2) (2,085) (90,460)
WPP plc (2) (59,538) (296,780)
(20,282,869)
United States - ( 78 .4 ) %
A O Smith Corp. (10,308) (756,710)
AAON, Inc. (14,862) (1,388,705)
AbbVie, Inc. (20,366) (4,715,545)
Acadia Healthcare Co., Inc. (19,273) (477,199)
Advanced Drainage Systems, Inc. (3,560) (493,772)
Advanced Micro Devices, Inc. (2,795) (452,203)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
AECOM (17,111) (2,232,472)
AGCO Corp. (10,364) (1,109,673)
Agree Realty Corp., REIT (31,393) (2,230,159)
Air Products and Chemicals, Inc. (10,040) (2,738,109)
Airbnb, Inc., Class A (4,853) (589,251)
Alcon AG (2) (23,936) (1,800,343)
ALLETE, Inc. (21,673) (1,439,087)
Alliant Energy Corp. (43,053) (2,902,203)
Ally Financial, Inc. (24,430) (957,656)
Alphabet, Inc., Class C (411) (100,099)
Amentum Holdings, Inc. (5,795) (138,790)
American Airlines Group, Inc. (151,286) (1,700,455)
American Financial Group, Inc. (8,342) (1,215,596)
American Homes 4 Rent, Class A,
REIT (20,508) (681,891)
American Tower Corp., REIT (2,529) (486,377)
Americold Realty Trust, Inc., REIT (66,514) (814,131)
Amgen, Inc. (8,401) (2,370,762)
Amkor Technology, Inc. (11,498) (326,543)
Aon plc, Class A (3,562) (1,270,138)
API Group Corp. (11,571) (397,695)
Apollo Global Management, Inc. (9,957) (1,326,969)
Applied Materials, Inc. (7,910) (1,619,493)
Arch Capital Group Ltd. (14,961) (1,357,412)
Archer-Daniels-Midland Co. (8,908) (532,164)
Arthur J Gallagher & Co. (17,237) (5,338,989)
ASGN, Inc. (10,840) (513,274)
Ashland, Inc. (8,171) (391,473)
Assurant, Inc. (2,783) (602,798)
Atlassian Corp., Class A (4,099) (654,610)
Automatic Data Processing, Inc. (5,648) (1,657,688)
AvalonBay Communities, Inc., REIT (14,246) (2,751,900)
Avantor, Inc. (29,088) (363,018)
Avery Dennison Corp. (9,052) (1,467,963)
Avient Corp. (22,600) (744,670)
Avis Budget Group, Inc. (10,070) (1,616,990)
Avnet, Inc. (9,954) (520,395)
Axalta Coating Systems Ltd. (18,435) (527,610)
Baker Hughes Co., Class A (48,567) (2,366,184)
Ball Corp. (17,781) (896,518)
Bank OZK (13,733) (700,108)
Baxter International, Inc. (56,006) (1,275,257)
Belden, Inc. (13,624) (1,638,558)
Bentley Systems, Inc., Class B (6,217) (320,051)
Berkshire Hathaway, Inc., Class B (1,143) (574,632)
BILL Holdings, Inc. (14,220) (753,233)
Bio-Techne Corp. (59,016) (3,283,060)
Black Hills Corp. (10,160) (625,754)
Blackbaud, Inc. (13,836) (889,793)
Blackrock, Inc. (1,754) (2,044,936)
Blackstone, Inc. (574) (98,068)
Blue Owl Capital, Inc., Class A (56,538) (957,188)
Boeing Co. (The) (10,787) (2,328,158)
Boston Scientific Corp. (18,804) (1,835,835)
BP plc (2) (136,055) (781,181)
Bright Horizons Family Solutions,
Inc. (3,378) (366,749)
Brown-Forman Corp., Class B (38,187) (1,034,104)
BRP, Inc. (3,168) (192,625)
Bruker Corp. (11,365) (369,249)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
Builders FirstSource, Inc. (14,548) (1,763,945)
Burlington Stores, Inc. (4,727) (1,203,022)
BXP, Inc., REIT (15,928) (1,184,088)
Cadence Bank (7,282) (273,366)
Cadence Design Systems, Inc. (2,519) (884,824)
Caesars Entertainment, Inc. (57,457) (1,552,775)
Camden Property Trust, REIT (1,117) (119,273)
Campbell's Co. (The) (30,895) (975,664)
Capital One Financial Corp. (6,249) (1,328,412)
Carlisle Cos., Inc. (1,320) (434,227)
Carpenter Technology Corp. (1,438) (353,087)
Carrier Global Corp. (34,717) (2,072,605)
Casey's General Stores, Inc. (846) (478,261)
Cava Group, Inc. (9,754) (589,239)
CBRE Group, Inc., Class A (9,242) (1,456,170)
CCC Intelligent Solutions Holdings,
Inc. (88,036) (802,008)
CDW Corp. (8,371) (1,333,333)
Celanese Corp., Class A (13,828) (581,882)
CenterPoint Energy, Inc. (14,409) (559,069)
Certara, Inc. (49,006) (598,853)
Charles River Laboratories
International, Inc. (4,957) (775,572)
Charles Schwab Corp. (The) (14,395) (1,374,291)
Chemed Corp. (1,874) (839,065)
Cheniere Energy, Inc. (6,555) (1,540,294)
Chevron Corp. (4,404) (683,897)
Chipotle Mexican Grill, Inc., Class A (33,063) (1,295,739)
Chord Energy Corp. (3,628) (360,514)
Church & Dwight Co., Inc. (8,513) (745,994)
Churchill Downs, Inc. (9,467) (918,394)
Cigna Group (The) (3,784) (1,090,738)
Cincinnati Financial Corp. (4,312) (681,727)
Cintas Corp. (7,336) (1,505,787)
Cisco Systems, Inc. (44,127) (3,019,169)
Clarivate plc (69,159) (264,879)
Clean Harbors, Inc. (3,068) (712,451)
Clearway Energy, Inc., Class C (34,121) (963,918)
Cleveland-Cliffs, Inc. (80,526) (982,417)
Clorox Co. (The) (1,396) (172,127)
Coca-Cola Co. (The) (18,993) (1,259,616)
Cognex Corp. (5,922) (268,267)
Cognizant Technology Solutions
Corp., Class A (24,436) (1,638,923)
Coherent Corp. (7,528) (810,916)
Colgate-Palmolive Co. (10,048) (803,237)
Columbia Sportswear Co. (10,577) (553,177)
Comcast Corp., Class A (52,711) (1,656,180)
Comerica, Inc. (6,942) (475,666)
Commercial Metals Co. (18,780) (1,075,718)
Conagra Brands, Inc. (33,707) (617,175)
ConocoPhillips (20,941) (1,980,809)
Consolidated Edison, Inc. (25,453) (2,558,536)
Constellation Brands, Inc., Class A (17,077) (2,299,760)
Cooper Cos., Inc. (The) (10,278) (704,660)
Corpay, Inc. (1,301) (374,766)
Costco Wholesale Corp. (3,109) (2,877,784)
Coterra Energy, Inc. (20,033) (473,780)
Coty, Inc., Class A (124,520) (503,061)
Cousins Properties, Inc., REIT (19,195) (555,503)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
Crane NXT Co. (18,751) (1,257,630)
Credit Acceptance Corp. (667) (311,442)
Crocs, Inc. (10,933) (913,452)
Crowdstrike Holdings, Inc., Class A (2,157) (1,057,750)
Crown Castle, Inc., REIT (3,373) (325,461)
CSL Ltd. (2) (23,799) (3,130,670)
CSX Corp. (55,636) (1,975,634)
Cullen/Frost Bankers, Inc. (6,987) (885,742)
Cytokinetics, Inc. (10,605) (582,851)
Danaher Corp. (4,759) (943,519)
Darden Restaurants, Inc. (5,749) (1,094,380)
Darling Ingredients, Inc. (26,850) (828,860)
Datadog, Inc., Class A (3,255) (463,512)
DaVita, Inc. (4,885) (649,070)
Dayforce, Inc. (8,459) (582,741)
Deere & Co. (6,993) (3,197,619)
Dexcom, Inc. (6,541) (440,144)
Diamondback Energy, Inc. (25,251) (3,613,418)
Digital Realty Trust, Inc., REIT (7,076) (1,223,299)
Docusign, Inc., Class A (4,804) (346,320)
Dolby Laboratories, Inc., Class A (17,119) (1,238,902)
Dollar Tree, Inc. (16,956) (1,600,138)
Donaldson Co., Inc. (8,948) (732,394)
DoorDash, Inc., Class A (5,142) (1,398,573)
Dow, Inc. (8,806) (201,922)
Dropbox, Inc., Class A (3,286) (99,270)
DT Midstream, Inc. (10,177) (1,150,612)
DuPont de Nemours, Inc. (10,794) (840,853)
Dutch Bros, Inc., Class A (5,891) (308,335)
DXC Technology Co. (33,340) (454,424)
Dynatrace, Inc. (13,843) (670,693)
Eagle Materials, Inc. (2,939) (684,905)
EastGroup Properties, Inc., REIT (9,786) (1,656,378)
Eastman Chemical Co. (18,705) (1,179,350)
Eaton Corp. plc (7,111) (2,661,292)
EchoStar Corp., Class A (6,893) (526,349)
Elanco Animal Health, Inc. (41,214) (830,050)
Element Solutions, Inc. (62,079) (1,562,528)
elf Beauty, Inc. (7,910) (1,047,917)
Eli Lilly & Co. (789) (602,007)
Emerson Electric Co. (8,902) (1,167,764)
Enphase Energy, Inc. (36,340) (1,286,073)
Ensign Group, Inc. (The) (4,886) (844,154)
Entegris, Inc. (25,722) (2,378,256)
Entergy Corp. (5,960) (555,412)
EOG Resources, Inc. (29,820) (3,343,418)
EPAM Systems, Inc. (8,124) (1,225,018)
EQT Corp. (33,240) (1,809,253)
Equifax, Inc. (5,211) (1,336,778)
Equinix, Inc., REIT (129) (101,038)
Equitable Holdings, Inc. (7,914) (401,873)
Equity LifeStyle Properties, Inc.,
REIT (10,887) (660,841)
Equity Residential, REIT (36,939) (2,391,061)
Erie Indemnity Co., Class A (4,666) (1,484,535)
Esab Corp. (9,635) (1,076,615)
Essential Utilities, Inc. (25,032) (998,777)
Estee Lauder Cos., Inc. (The), Class
A (11,791) (1,039,023)
Etsy, Inc. (15,655) (1,039,335)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
Exelon Corp. (65,431) (2,945,049)
ExlService Holdings, Inc. (8,544) (376,192)
Expand Energy Corp. (9,633) (1,023,410)
Expeditors International of
Washington, Inc. (18,618) (2,282,381)
Exponent, Inc. (20,300) (1,410,444)
Extra Space Storage, Inc., REIT (4,317) (608,438)
Exxon Mobil Corp. (13,036) (1,469,809)
F5, Inc. (1,239) (400,432)
FactSet Research Systems, Inc. (7,339) (2,102,550)
Fastenal Co. (69,505) (3,408,525)
Federal Realty Investment Trust,
REIT (8,883) (899,937)
Ferrovial SE (2) (45,218) (2,597,333)
Fidelity National Information
Services, Inc. (8,712) (574,469)
First American Financial Corp. (13,415) (861,780)
First Citizens BancShares, Inc.,
Class A (1,043) (1,866,094)
First Financial Bankshares, Inc. (16,416) (552,398)
First Hawaiian, Inc. (13,563) (336,769)
First Industrial Realty Trust, Inc.,
REIT (28,836) (1,484,189)
FirstEnergy Corp. (23,709) (1,086,346)
Floor & Decor Holdings, Inc., Class
A (26,001) (1,916,274)
FMC Corp. (40,829) (1,373,079)
Fortive Corp. (64,225) (3,146,383)
Fortune Brands Innovations, Inc. (20,318) (1,084,778)
Franklin Resources, Inc. (35,281) (816,050)
Freeport-McMoRan, Inc. (10,425) (408,869)
Freshpet, Inc. (5,684) (313,245)
FTI Consulting, Inc. (1,212) (195,920)
GATX Corp. (2,808) (490,838)
Gen Digital, Inc. (51,082) (1,450,218)
Generac Holdings, Inc. (1,452) (243,065)
General Mills, Inc. (27,497) (1,386,399)
Gentex Corp. (42,746) (1,209,712)
GFL Environmental, Inc. (10,055) (476,559)
Glacier Bancorp, Inc. (51,643) (2,513,465)
Globant SA (32,268) (1,851,538)
Globus Medical, Inc., Class A (5,792) (331,708)
Graphic Packaging Holding Co. (84,701) (1,657,599)
GXO Logistics, Inc. (18,517) (979,364)
Haleon plc (2) (470,088) (2,115,481)
Hamilton Lane, Inc., Class A (22,121) (2,981,690)
Hayward Holdings, Inc. (7,257) (109,726)
Healthcare Realty Trust, Inc., REIT (31,447) (566,989)
Healthpeak Properties, Inc., REIT (89,416) (1,712,316)
HEICO Corp. (8,368) (2,701,358)
Henry Schein, Inc. (35,681) (2,368,148)
Hershey Co. (The) (15,649) (2,927,145)
Hewlett Packard Enterprise Co. (11,595) (284,773)
HF Sinclair Corp. (15,439) (808,077)
Highwoods Properties, Inc., REIT (13,152) (418,497)
Hilton Grand Vacations, Inc. (39,791) (1,663,662)
Hilton Worldwide Holdings, Inc. (5,977) (1,550,673)
Hims & Hers Health, Inc. (6,030) (342,022)
Hologic, Inc. (4,445) (299,993)
Home BancShares, Inc. (25,142) (711,519)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
Home Depot, Inc. (The) (11,132) (4,510,576)
Honeywell International, Inc. (6,633) (1,396,247)
Hormel Foods Corp. (78,499) (1,942,065)
Host Hotels & Resorts, Inc., REIT (52,430) (892,359)
Houlihan Lokey, Inc., Class A (4,285) (879,796)
Howmet Aerospace, Inc. (6,026) (1,182,482)
HP, Inc. (17,360) (472,713)
Hubbell, Inc., Class B (1,520) (654,071)
HubSpot, Inc. (1,878) (878,528)
Huntington Bancshares, Inc. (72,113) (1,245,392)
Hyatt Hotels Corp., Class A (9,174) (1,302,066)
IDACORP, Inc. (14,119) (1,865,826)
IDEX Corp. (16,854) (2,743,157)
Independence Realty Trust, Inc.,
REIT (106,841) (1,751,124)
Ingersoll Rand, Inc. (48,721) (4,025,329)
Insperity, Inc. (9,101) (447,769)
Intercontinental Exchange, Inc. (18,134) (3,055,216)
International Flavors & Fragrances,
Inc. (19,345) (1,190,491)
International Paper Co. (26,493) (1,229,275)
Intuit, Inc. (1,375) (939,001)
Intuitive Surgical, Inc. (1,429) (639,092)
Invitation Homes, Inc., REIT (44,060) (1,292,280)
IPG Photonics Corp. (6,747) (534,295)
Iron Mountain, Inc., REIT (994) (101,328)
Jabil, Inc. (3,383) (734,686)
Jack Henry & Associates, Inc. (18,541) (2,761,311)
James Hardie Industries plc,
CHESS (2) (29,207) (542,064)
Johnson & Johnson (14,678) (2,721,595)
JPMorgan Chase & Co. (1,120) (353,282)
KB Home (4,621) (294,080)
Kenvue, Inc. (115,379) (1,872,601)
Keurig Dr Pepper, Inc. (61,476) (1,568,253)
Keysight Technologies, Inc. (8,080) (1,413,354)
Kimberly-Clark Corp. (16,575) (2,060,936)
Kinsale Capital Group, Inc. (1,544) (656,601)
Kirby Corp. (3,329) (277,805)
Kite Realty Group Trust, REIT (25,301) (564,212)
KKR & Co., Inc. (7,883) (1,024,396)
Knife River Corp. (16,684) (1,282,499)
Kraft Heinz Co. (The) (71,005) (1,848,970)
Kroger Co. (The) (12,443) (838,783)
Labcorp Holdings, Inc. (5,112) (1,467,451)
Lamb Weston Holdings, Inc. (7,111) (413,007)
Landstar System, Inc. (5,291) (648,465)
Lantheus Holdings, Inc. (10,115) (518,798)
Lattice Semiconductor Corp. (30,293) (2,221,083)
Liberty Media Corp.-Liberty Live,
Class C (3,885) (376,728)
Lithia Motors, Inc., Class A (5,035) (1,591,060)
Littelfuse, Inc. (771) (199,697)
LKQ Corp. (30,683) (937,059)
Lockheed Martin Corp. (2,485) (1,240,537)
Lowe's Cos., Inc. (1,206) (303,080)
LPL Financial Holdings, Inc. (6,363) (2,116,906)
Lululemon Athletica, Inc. (5,520) (982,174)
Lumentum Holdings, Inc. (3,238) (526,855)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
LyondellBasell Industries NV, Class
A (24,112) (1,182,452)
MACOM Technology Solutions
Holdings, Inc. (8,945) (1,113,563)
Madison Square Garden Sports
Corp., Class A (3,708) (841,716)
Marathon Petroleum Corp. (529) (101,959)
Markel Group, Inc. (758) (1,448,811)
Marriott International, Inc., Class A (13,967) (3,637,565)
Marriott Vacations Worldwide Corp. (8,211) (546,524)
Marsh & McLennan Cos., Inc. (5,208) (1,049,568)
Martin Marietta Materials, Inc. (949) (598,136)
Marvell Technology, Inc. (2,678) (225,139)
Masimo Corp. (14,026) (2,069,536)
Match Group, Inc. (2,852) (100,733)
McCormick & Co., Inc. (Non-Voting) (11,756) (786,594)
MDU Resources Group, Inc. (32,533) (579,413)
Medtronic plc (19,000) (1,809,560)
Mettler-Toledo International, Inc. (480) (589,253)
Microchip Technology, Inc. (28,331) (1,819,417)
Mid-America Apartment
Communities, Inc., REIT (10,828) (1,512,996)
Middleby Corp. (The) (6,566) (872,818)
MKS, Inc. (11,843) (1,465,808)
Moderna, Inc. (29,657) (766,040)
Mondelez International, Inc., Class A (87,718) (5,479,744)
Morgan Stanley (8,190) (1,301,882)
Motorola Solutions, Inc. (2,777) (1,269,894)
MP Materials Corp. (9,352) (627,239)
MSA Safety, Inc. (1,135) (195,299)
MSC Industrial Direct Co., Inc.,
Class A (11,860) (1,092,780)
Murphy Oil Corp. (9,092) (258,304)
Murphy USA, Inc. (573) (222,473)
National Storage Affiliates Trust,
REIT (55,506) (1,677,391)
nCino, Inc. (23,030) (624,343)
Nestle SA (Registered) (2) (47,597) (4,371,082)
Newell Brands, Inc. (116,203) (608,904)
Nexstar Media Group, Inc., Class A (3,414) (675,084)
NextEra Energy, Inc. (18,809) (1,419,891)
NIKE, Inc., Class B (24,879) (1,734,813)
NNN REIT, Inc., REIT (8,647) (368,103)
Nordson Corp. (6,542) (1,484,707)
NOV, Inc. (15,857) (210,105)
Novanta, Inc. (18,064) (1,809,110)
Nucor Corp. (18,143) (2,457,106)
nVent Electric plc (8,768) (864,876)
NVR, Inc. (186) (1,494,447)
Occidental Petroleum Corp. (8,923) (421,612)
Old Dominion Freight Line, Inc. (15,128) (2,129,720)
Old National Bancorp (29,088) (638,482)
Ollie's Bargain Outlet Holdings, Inc. (2,524) (324,082)
ON Semiconductor Corp. (28,331) (1,397,002)
ONE Gas, Inc. (18,221) (1,474,808)
ONEOK, Inc. (16,344) (1,192,622)
Option Care Health, Inc. (41,225) (1,144,406)
Ormat Technologies, Inc. (9,053) (871,351)
Oshkosh Corp. (3,769) (488,839)
PACCAR, Inc. (6,988) (687,060)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
Palo Alto Networks, Inc. (6,610) (1,345,928)
Parker-Hannifin Corp. (2,357) (1,786,960)
Paychex, Inc. (19,326) (2,449,764)
Paycom Software, Inc. (6,425) (1,337,300)
Performance Food Group Co. (16,399) (1,706,152)
Permian Resources Corp., Class A (158,660) (2,030,848)
Perrigo Co. plc (22,050) (491,054)
Pinnacle West Capital Corp. (22,190) (1,989,555)
Planet Fitness, Inc., Class A (14,413) (1,496,069)
Plug Power, Inc. (7,502) (17,480)
Pool Corp. (6,767) (2,098,244)
Post Holdings, Inc. (5,597) (601,566)
Power Integrations, Inc. (43,925) (1,766,224)
PPG Industries, Inc. (16,972) (1,783,927)
PPL Corp. (70,168) (2,607,443)
Principal Financial Group, Inc. (6,841) (567,187)
Procore Technologies, Inc. (5,280) (385,018)
Procter & Gamble Co. (The) (8,278) (1,271,915)
Progressive Corp. (The) (11,605) (2,865,855)
Prologis, Inc., REIT (11,973) (1,371,148)
Prudential Financial, Inc. (12,294) (1,275,380)
PTC, Inc. (3,643) (739,602)
Public Storage, REIT (2,845) (821,778)
PulteGroup, Inc. (20,955) (2,768,784)
Pure Storage, Inc., Class A (9,351) (783,707)
PVH Corp. (10,706) (896,842)
QIAGEN NV (2) (15,222) (678,955)
Quanta Services, Inc. (7,911) (3,278,477)
Quest Diagnostics, Inc. (13,969) (2,662,212)
QXO, Inc. (135,956) (2,591,321)
Rambus, Inc. (6,079) (633,432)
Range Resources Corp. (10,059) (378,621)
Raymond James Financial, Inc. (1,227) (211,780)
Rayonier, Inc., REIT (22,022) (584,464)
RBC Bearings, Inc. (5,380) (2,099,760)
Realty Income Corp., REIT (29,392) (1,786,740)
Regal Rexnord Corp. (8,415) (1,207,048)
Regency Centers Corp., REIT (15,591) (1,136,584)
Regeneron Pharmaceuticals, Inc. (1,017) (571,829)
Reliance, Inc. (2,622) (736,336)
Repligen Corp. (12,759) (1,705,496)
Republic Services, Inc., Class A (6,281) (1,441,364)
Revolution Medicines, Inc. (30,536) (1,426,031)
Revvity, Inc. (29,052) (2,546,408)
Rexford Industrial Realty, Inc., REIT (16,259) (668,407)
Reynolds Consumer Products, Inc. (5,653) (138,329)
RH (6,646) (1,350,201)
RLI Corp. (19,165) (1,249,941)
Roche Holding AG (2) (5,089) (1,694,553)
Rockwell Automation, Inc. (3,638) (1,271,590)
Roper Technologies, Inc. (6,266) (3,124,792)
Ross Stores, Inc. (2,844) (433,397)
Royal Gold, Inc. (1,209) (242,501)
RTX Corp. (6,694) (1,120,107)
Ryan Specialty Holdings, Inc., Class
A (13,571) (764,862)
S&P Global, Inc. (6,654) (3,238,568)
Saia, Inc. (3,525) (1,055,244)
Salesforce, Inc. (3,825) (906,525)
Sanofi SA (2) (7,733) (732,268)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
Schlumberger NV (52,126) (1,791,571)
Schneider Electric SE (2) (9,125) (2,568,433)
Schneider National, Inc., Class B (21,766) (460,569)
Sealed Air Corp. (47,519) (1,679,797)
Sempra (21,164) (1,904,337)
Sensata Technologies Holding plc (60,518) (1,848,825)
ServiceNow, Inc. (786) (723,340)
Sherwin-Williams Co. (The) (8,887) (3,077,213)
Shift4 Payments, Inc., Class A (13,837) (1,070,984)
Silgan Holdings, Inc. (33,765) (1,452,233)
Simpson Manufacturing Co., Inc. (2,363) (395,708)
Sirius XM Holdings, Inc. (25,892) (602,636)
SiteOne Landscape Supply, Inc. (14,423) (1,857,682)
Skyworks Solutions, Inc. (28,178) (2,169,142)
SLM Corp. (31,937) (884,016)
Solventum Corp. (1,550) (113,150)
Somnigroup International, Inc. (15,639) (1,318,837)
Southern Co. (The) (22,136) (2,097,829)
SOUTHSTATE BANK Corp. (2,740) (270,904)
Southwest Airlines Co. (32,370) (1,032,927)
Southwest Gas Holdings, Inc. (15,578) (1,220,381)
Spire, Inc. (2,299) (187,414)
STAG Industrial, Inc., REIT (23,951) (845,231)
Stanley Black & Decker, Inc. (20,291) (1,508,230)
Starbucks Corp. (48,837) (4,131,610)
Steel Dynamics, Inc. (8,898) (1,240,648)
Stellantis NV (2) (177,020) (1,643,022)
Strategy, Inc., Class A (4,967) (1,600,417)
Sun Communities, Inc., REIT (4,726) (609,654)
Swiss Re AG (2) (5,532) (1,027,441)
Synaptics, Inc. (8,041) (549,522)
Synopsys, Inc. (3,814) (1,881,789)
Sysco Corp. (7,076) (582,638)
T. Rowe Price Group, Inc. (16,030) (1,645,319)
Targa Resources Corp. (8,481) (1,420,907)
Target Corp. (2,103) (188,639)
Teledyne Technologies, Inc. (2,899) (1,698,930)
Tenaris SA (2) (49,991) (895,744)
Teradata Corp. (26,829) (577,092)
Tesla, Inc. (658) (292,626)
Tetra Tech, Inc. (31,193) (1,041,222)
Texas Instruments, Inc. (5,633) (1,034,951)
Texas Pacific Land Corp. (812) (758,116)
Thor Industries, Inc. (14,139) (1,466,073)
Timken Co. (The) (16,743) (1,258,739)
TopBuild Corp. (5,493) (2,146,994)
TPG, Inc. (28,585) (1,642,208)
Tractor Supply Co. (52,226) (2,970,093)
Trade Desk, Inc. (The), Class A (5,272) (258,381)
TransDigm Group, Inc. (2,254) (2,970,817)
TransUnion (10,832) (907,505)
Trex Co., Inc. (23,473) (1,212,850)
Tyler Technologies, Inc. (4,533) (2,371,484)
Ubiquiti, Inc. (161) (106,353)
UDR, Inc., REIT (16,925) (630,626)
UFP Industries, Inc. (14,111) (1,319,237)
UGI Corp. (26,167) (870,314)
UMB Financial Corp. (17,328) (2,050,769)
United Bankshares, Inc. (33,808) (1,257,996)
United Parcel Service, Inc., Class B (5,999) (501,096)
INVESTMENTS SHARES VALUE ($)
United States - (78.4)% (continued)
UnitedHealth Group, Inc. (2,188) (755,516)
Universal Display Corp. (4,291) (616,316)
Vail Resorts, Inc. (11,333) (1,695,077)
Valaris Ltd. (9,367) (456,829)
Valley National Bancorp (79,859) (846,505)
Valvoline, Inc. (60,605) (2,176,326)
Vertex Pharmaceuticals, Inc. (7,060) (2,764,978)
Viatris, Inc. (10,758) (106,504)
VICI Properties, Inc., Class A, REIT (41,046) (1,338,510)
Viking Therapeutics, Inc. (41,026) (1,078,163)
Visa, Inc., Class A (10,676) (3,644,573)
Visteon Corp. (1,941) (232,648)
Vistra Corp. (3,394) (664,952)
Voya Financial, Inc. (26,624) (1,991,475)
Vulcan Materials Co. (5,620) (1,728,824)
Warner Bros Discovery, Inc. (23,799) (464,794)
Waste Connections, Inc. (11,559) (2,032,072)
Waste Management, Inc. (22,174) (4,896,685)
Waters Corp. (2,929) (878,143)
Watsco, Inc. (2,460) (994,578)
Weatherford International plc (6,947) (475,383)
Webster Financial Corp. (31,719) (1,885,377)
Wendy's Co. (The) (127,371) (1,166,718)
Western Alliance Bancorp (23,347) (2,024,652)
Westlake Corp. (10,971) (845,425)
WEX, Inc. (3,412) (537,492)
Weyerhaeuser Co., REIT (41,192) (1,021,150)
Whirlpool Corp. (5,599) (440,081)
White Mountains Insurance Group
Ltd. (870) (1,454,222)
Williams Cos., Inc. (The) (43,365) (2,747,173)
WillScot Holdings Corp. (91,884) (1,939,671)
Wyndham Hotels & Resorts, Inc. (23,092) (1,845,051)
Xcel Energy, Inc. (28,090) (2,265,459)
XPO, Inc. (11,711) (1,513,881)
Xylem, Inc. (12,696) (1,872,660)
YETI Holdings, Inc. (30,411) (1,009,037)
Yum! Brands, Inc. (15,407) (2,341,864)
Zillow Group, Inc., Class C (7,117) (548,365)
(620,894,319)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (28,993) (655,816)
TOTAL COMMON STOCKS
(Proceeds $(1,050,603,314))                                                     (1,010,464,888)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (41,338) (2,004,196)
Sartorius AG (Preference) (2) (391) (91,407)
Volkswagen AG (Preference) (2) (10,597) (1,148,606)
TOTAL PREFERRED STOCKS
(Proceeds $(3,698,383))                                                     (3,244,209)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - (0.0)% †
United States - ( 0 .0 ) % †
Walgreens Boots Alliance, Inc., CVR
(3)
(Proceeds $–) (7,453) (11,180)
TOTAL SHORT POSITIONS
(Proceeds $(1,054,301,697)) (1,013,720,277)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 78.7%
(Cost $437,568,638) 623,403,385
OTHER ASSETS IN EXCESS OF
LIABILITIES - 21.3% ‡ 168,535,872
NET ASSETS - 100.0% 791,939,257
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,647,984 0 .8%
Consumer Discretionary (24,696,950) ( 3 .1 )
Consumer Staples (39,894,490) ( 5 .0 )
Energy (17,064,520) ( 2 .2 )
Financials 52,929,249 6 .7
Health Care (6,943,949) ( 0 .9 )
Industrials 2,438,940 0 .4
Information Technology 14,474,364 1 .8
Materials (13,271,182) ( 1 .7 )
Purchased Options 3,850,251 0 .5
Real Estate (24,515,700) ( 3 .1 )
Utilities 1,656,398 0 .2
Investment Companies 221,723,529 28 .0
U.S. Treasury Obligations 446,069,461 56 .3
Total Investments In Securities
At Value 623,403,385 78 .7
Other Assets in Excess of
Liabilities ‡ 168,535,872 21 .3
Net Assets
$ 791,939,257 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $958,256,062, which is inclusive of rehypothecated amounts disclosed below. In addition, $154,461,183 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $10,926,486 of investments in securities and $(11,112,970) of securities sold short, which represents 1.38% and (1.40)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $4,927,646.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 0 .56 % EUR 530,000 $ (13,425) $ (107) $ (13,532)
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .56 EUR 530,000 (13,425) (107) (13,532)
$ (26,850) $ (214) $ (27,064)
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 10,462,357 $ 1,294,505 $ 27,730 $ 1,322,235
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 10,462,357 1,294,505 27,730 1,322,235
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 11,389,000 788,545 135,331 923,876
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 11,389,000 788,545 135,331 923,876
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 101,000 2,261 60 2,321
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 101,000 2,261 60 2,321
4,170,622 326,242 4,496,864
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 3,825,000 $ (80,979) $ (1,883) $ (82,862)
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .48 USD 3,825,000 (80,979) (1,884) (82,863)
(161,958) (3,767) (165,725)
$ 4,008,664 $ 322,475 $ 4,331,139
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 2,800,000 $ 7,562 $ (960) $ 6,602
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 2,700,000 7,292 (926) 6,366
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 900,000 543 1,310 1,853
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 1,000,000 824 1,234 2,058
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 4,000,000 16,693 9,032 25,725
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 4,100,000 15,618 10,750 26,368
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 400,000 (4,004) 5,726 1,722
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 500,000 (3,503) 5,656 2,153

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 55,000,000 $ 400 $ (63) $ 337
Pay 1D MIBOR Semi 5.50% Semi 12/17/2027 INR 55,000,000 400 (63) 337
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 39,800,000 105,783 (43,061) 62,722
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 39,700,000 106,062 (43,497) 62,565
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 44,700,000 59,596 (14,436) 45,160
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 44,600,000 59,460 (14,399) 45,061
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 1,900,000 6,363 (1,189) 5,174
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 2,000,000 6,737 (1,291) 5,446
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 2,200,000 (494) 13,525 13,031
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 2,200,000 (499) 13,648 13,149
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 21,500,000 777,039 (74,881) 702,158
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 21,500,000 774,563 (72,344) 702,219
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 408,500,000 14,337 (9,590) 4,747
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 408,500,000 14,337 (9,590) 4,747
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 15,000,000 457 (162) 295
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 15,000,000 457 (162) 295
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 108,400,000 (5,869) 7,253 1,384
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 108,400,000 (5,869) 7,253 1,384
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 10,000,000 2,577 1,323 3,900
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 10,000,000 2,577 1,323 3,900
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 37,100,000 5,297 5,273 10,570
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 37,100,000 5,297 5,273 10,570
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 954,300,000 300,570 33,968 334,538
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 954,300,000 300,570 33,968 334,538
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 461,200,000 141,808 2,054 143,862
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 461,300,000 141,853 2,045 143,898
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 48,300,000 102,360 (96,916) 5,444
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 48,300,000 102,359 (96,916) 5,443
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 114,700,000 121,000 327,442 448,442
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 114,700,000 121,016 327,425 448,441
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 123,400,000 307,789 87,126 394,915
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 123,400,000 307,909 87,006 394,915
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 3,900,000 4,678 31,289 35,967
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 3,900,000 4,546 31,421 35,967
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 33,900,000 84,643 159,842 244,485
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 33,800,000 83,532 160,195 243,727
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 2,500,000 5,975 26,036 32,011
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 2,600,000 7,514 25,777 33,291
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 27,100,000 19,419 (9,571) 9,848
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 27,100,000 19,419 (9,571) 9,848
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 5,500,000 3,821 (2,426) 1,395
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 5,400,000 3,751 (2,382) 1,369
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 18,800,000 252,790 (56,106) 196,684
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 18,900,000 255,538 (57,718) 197,820
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 7,200,000 104,798 (43,315) 61,483
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 7,300,000 105,742 (43,304) 62,438
Pay 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 7,900,000 2,368 1,458 3,826
Pay 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 8,100,000 2,428 1,495 3,923
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 615,000,000 (985) 1,339 354
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 615,000,000 (985) 1,339 354
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 2,130,000,000 (2,741) 4,790 2,049
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 2,130,000,000 (2,741) 4,790 2,049
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 18,600,000 22,005 988 22,993
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 18,600,000 22,005 988 22,993
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 509,400,000 1,368 (238) 1,130
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 509,400,000 1,368 (238) 1,130
Receive 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 1,641,000,000 5,156 (1,178) 3,978

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 1,641,000,000 $ 5,156 $ (1,178) $ 3,978
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 3,000,000 26,194 (24,459) 1,735
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 2,900,000 25,286 (23,608) 1,678
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 3,100,000 4,157 915 5,072
Receive 1D SHIRON Annual 3.50% Annual 12/15/2027 ILS 3,200,000 4,291 944 5,235
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 28,200,000 49,577 112,052 161,629
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 28,100,000 49,401 111,655 161,056
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 29,800,000 128,106 2,283 130,389
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 29,700,000 127,704 2,262 129,966
Receive 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 100,000 3,448 (503) 2,945
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 61,285,000,000 (959,275) 1,143,923 184,648
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 61,285,000,000 (959,359) 1,144,007 184,648
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 9,661,300,000 (14,066) 134,106 120,040
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 9,661,300,000 (14,066) 134,106 120,040
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 779,100,000 57,779 11,666 69,445
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 779,000,000 57,767 11,669 69,436
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 3,545,300,000 (316,739) 395,068 78,329
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 3,545,300,000 (316,635) 394,964 78,329
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 1,104,400,000 14,590 36,708 51,298
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 1,104,400,000 14,588 36,710 51,298
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 123,500,000 (9,859) 33,101 23,242
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 123,500,000 (9,861) 33,103 23,242
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 82,500,000 12,606 3,968 16,574
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 82,500,000 12,606 3,968 16,574
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 25,000,000 7,284 19,833 27,117
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 25,000,000 7,284 19,833 27,117
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 8,500,000 8,491 1,263 9,754
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 8,500,000 8,498 1,256 9,754
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 16,100,000 (39,640) 40,861 1,221
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 16,100,000 (39,619) 40,840 1,221
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 5,000,000,000 5,533 19,442 24,975
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 5,000,000,000 5,533 19,442 24,975
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 200,000,000 1,236 (133) 1,103
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 200,000,000 1,236 (133) 1,103
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 195,500,000 65,021 (5,855) 59,166
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 195,500,000 65,152 (5,986) 59,166
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 181,000,000 9,043 7,772 16,815
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 181,000,000 9,043 7,772 16,815
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 23,500,000 2,232 (81) 2,151
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 23,500,000 2,232 (81) 2,151
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 56,500,000 15,427 8,577 24,004
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 56,500,000 15,427 8,577 24,004
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 3,500,000 1,661 (92) 1,569
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 3,500,000 1,661 (92) 1,569
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 600,000 2,872 2,710 5,582
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 700,000 3,345 3,167 6,512
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 3,600,000 20,506 18,275 38,781
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 3,600,000 20,506 18,275 38,781
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 72,300,000 328,533 7,377 335,910

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 72,300,000 $ 328,764 $ 7,144 $ 335,908
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 307,000,000 (113,767) 184,450 70,683
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 307,000,000 (113,767) 184,450 70,683
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 787,500,000 125,463 (1,230) 124,233
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 787,500,000 125,463 (1,230) 124,233
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 7,000,000 1,466 (355) 1,111
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 7,000,000 1,466 (355) 1,111
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 38,000,000 (20,030) 46,449 26,419
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 38,000,000 (19,880) 46,299 26,419
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 13,700,000 6,965 2,512 9,477
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 13,700,000 6,965 2,512 9,477
3,773,680 5,135,762 8,909,442
Pay 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 200,000 (547) 93 (454)
Pay 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 200,000 (432) (22) (454)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 410,000,000 1,790 (2,423) (633)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 410,000,000 1,790 (2,423) (633)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 7,800,000 (80,239) (7,153) (87,392)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 7,700,000 (78,935) (7,336) (86,271)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 24,700,000 (278,014) (46,412) (324,426)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 24,700,000 (277,339) (47,152) (324,491)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 8,500,000 (21,392) (92,102) (113,494)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 8,500,000 (21,735) (91,532) (113,267)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 1,700,000 (4,813) (19,262) (24,075)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 1,800,000 (3,593) (21,898) (25,491)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 3,900,000 (20,330) 136 (20,194)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 3,900,000 (20,330) 136 (20,194)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 3,800,000 (10,556) (7,716) (18,272)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 3,900,000 (10,827) (7,926) (18,753)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 9,500,000 (37,410) (13,914) (51,324)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 9,400,000 (36,719) (13,989) (50,708)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 2,800,000 4,230 (8,488) (4,258)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 2,900,000 4,381 (8,791) (4,410)
Pay 1D SORA Semi 1.50% Semi 3/19/2031 SGD 2,300,000 (2,843) (3,536) (6,379)
Pay 1D SORA Semi 1.50% Semi 3/19/2031 SGD 2,200,000 (2,787) (3,313) (6,100)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 72,500,000 (8,962) (6,029) (14,991)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 72,500,000 (8,962) (6,029) (14,991)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 206,400,000 (32,958) (14,288) (47,246)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 206,400,000 (32,958) (14,288) (47,246)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 64,600,000 (11,604) 11,133 (471)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 64,600,000 (11,604) 11,133 (471)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 9,620,100,000 (173,473) (560,149) (733,622)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 9,620,100,000 (173,473) (560,149) (733,622)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 47,400,000 (10,130) 1,180 (8,950)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 47,200,000 (10,084) 1,172 (8,912)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 29,900,000 (7,574) 2,817 (4,757)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 29,900,000 (7,574) 2,817 (4,757)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 2,000,000 339 (651) (312)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 2,000,000 339 (651) (312)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 17,400,000 (410) (4,916) (5,326)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 17,400,000 (410) (4,916) (5,326)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 137,500,000 (27,367) 6 (27,361)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 137,500,000 (27,367) 6 (27,361)
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 160,700,000 (426) (307) (733)
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 160,700,000 (426) (307) (733)
Pay 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 120,700,000 (4,021) 196 (3,825)
Pay 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 120,700,000 (4,021) 196 (3,825)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 8,800,000 (21,411) (13,103) (34,514)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 8,800,000 $ (21,351) $ (13,163) $ (34,514)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 4,000,000 (73,749) (9,096) (82,845)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 4,000,000 (74,076) (8,760) (82,836)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 8,200,000 (220,422) 26,973 (193,449)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 8,200,000 (220,543) 27,094 (193,449)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 64,000,000 47,526 (62,218) (14,692)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 64,000,000 47,526 (62,218) (14,692)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 5,400,000 318 (1,524) (1,206)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 5,400,000 318 (1,524) (1,206)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 49,100,000 (6,884) (6,476) (13,360)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 49,100,000 (6,884) (6,476) (13,360)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 3,200,000 (1,941) (3,243) (5,184)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 3,100,000 (1,880) (3,142) (5,022)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 1,700,000 (3,100) 503 (2,597)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 1,700,000 (3,100) 503 (2,597)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 745,000,000 (7,491) 2,196 (5,295)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 745,000,000 (7,491) 2,196 (5,295)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 555,000,000 (6,113) 3,197 (2,916)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 555,000,000 (6,113) 3,197 (2,916)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 2,708,200,000 (2,351) 1,803 (548)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 2,708,200,000 (2,351) 1,803 (548)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 3,115,700,000 (2,818) 1,911 (907)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 3,115,700,000 (2,817) 1,911 (906)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 5,000,000 (420) (66) (486)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 5,000,000 (420) (66) (486)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 2,300,000 (4,873) (1,682) (6,555)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 2,300,000 (2,980) (3,576) (6,556)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 2,000,000 (15,435) 3,079 (12,356)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 1,900,000 (15,372) 3,634 (11,738)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 2,200,000 26,401 (54,667) (28,266)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 2,200,000 26,480 (54,746) (28,266)
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 900,000 (24,047) 12,602 (11,445)
Receive 1D SOFR Annual 4.00% Annual 3/15/2056 USD 900,000 (24,753) 13,308 (11,445)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 700,000 (10,234) 3,664 (6,570)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 700,000 (10,234) 3,664 (6,570)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 60,700,000 (804,879) 273,284 (531,595)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 60,600,000 (804,542) 273,694 (530,848)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 800,000 (30,831) 2,381 (28,450)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 800,000 (30,097) 1,647 (28,450)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 6,000,000 (8,764) (50,394) (59,158)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 6,100,000 (9,357) (50,921) (60,278)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 11,469,500,000 (22,098) 20,608 (1,490)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 11,469,500,000 (22,098) 20,608 (1,490)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 5,600,000,000 (4,604) 4,360 (244)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 5,600,000,000 (4,604) 4,360 (244)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 86,500,000 (53,984) 10,458 (43,526)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 86,500,000 (53,984) 10,458 (43,526)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 8,500,000 (1,637) (643) (2,280)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 8,500,000 (1,637) (643) (2,280)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 20,900,000 (72,571) 23,943 (48,628)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 20,900,000 (72,571) 23,943 (48,628)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 (905) (85) (990)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 500,000 (905) (85) (990)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 53,300,000 (341,005) 217,904 (123,101)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 53,200,000 (341,418) 218,548 (122,870)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 900,000 (3,482) 2,344 (1,138)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 900,000 (3,180) 2,042 (1,138)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 14,400,000 $ (108,071) $ 35,120 $ (72,951)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 14,400,000 (107,623) 34,671 (72,952)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 13,500,000 (52,869) 9,043 (43,826)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 13,500,000 (53,557) 9,696 (43,861)
Receive 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 500,000 (8,843) (2,036) (10,879)
Receive 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 400,000 (7,074) (1,493) (8,567)
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 800,000 (240) (15,558) (15,798)
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 800,000 (240) (15,558) (15,798)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 21,100,000 (3,827) 1,633 (2,194)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 21,100,000 (3,827) 1,633 (2,194)
(5,138,185) (674,593) (5,812,778)
$ (1,364,505) $ 4,461,169 $ 3,096,664
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/30/2025 HKD 158,004,000 $ 322,877
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/11/2025 KRW 37,235,262,500 2,155,347
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/15/2025 TWD 176,480,400 57,068
Total unrealized appreciation 2,535,292
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR (4,908,176) (155,028)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 108,624,654 (3,803)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/19/2025 CHF 32,323,020 (86,791)
Total unrealized depreciation (245,622)
Net unrealized appreciation $ 2,289,670
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 213 10/2025 USD $ 14,064,390 $ (228,808)
Hang Seng Index 203 10/2025 HKD 35,101,331 519,567
HSCEI 476 10/2025 HKD 29,286,850 474,658
IBEX 35 Index 128 10/2025 EUR 23,305,325 372,074
IFSC NIFTY 50 Index 152 10/2025 USD 7,527,496 (48,737)
LME Aluminum Base Metal 10 10/2025 USD 670,450 27,461
LME Aluminum Base Metal 11 10/2025 USD 736,692 20,629
LME Aluminum Base Metal 6 10/2025 USD 402,271 12,399
LME Aluminum Base Metal 6 10/2025 USD 402,086 4,648
LME Aluminum Base Metal 17 10/2025 USD 1,139,306 51,805
LME Aluminum Base Metal 9 10/2025 USD 603,407 20,992
LME Aluminum Base Metal 9 10/2025 USD 603,632 21,840
LME Aluminum Base Metal 13 10/2025 USD 869,043 20,918
LME Aluminum Base Metal 13 10/2025 USD 870,782 22,101
LME Aluminum Base Metal 26 10/2025 USD 1,742,423 30,485
LME Aluminum Base Metal 29 10/2025 USD 1,943,399 25,496
LME Aluminum Base Metal 35 10/2025 USD 2,345,595 60,206
LME Aluminum Base Metal 40 10/2025 USD 2,681,550 86,782
LME Aluminum Base Metal 53 10/2025 USD 3,551,927 91,786
LME Copper Base Metal 3 10/2025 USD 768,691 25,086
LME Copper Base Metal 6 10/2025 USD 1,537,990 78,012

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 10/2025 USD $ 512,675 $ 31,385
LME Copper Base Metal 2 10/2025 USD 512,189 31,384
LME Copper Base Metal 2 10/2025 USD 512,156 31,401
LME Copper Base Metal 2 10/2025 USD 511,855 29,718
LME Copper Base Metal 8 10/2025 USD 2,076,956 85,520
LME Copper Base Metal 5 10/2025 USD 1,281,629 58,725
LME Copper Base Metal 5 10/2025 USD 1,278,384 30,249
LME Copper Base Metal 10 10/2025 USD 2,563,067 109,237
LME Copper Base Metal 10 10/2025 USD 2,556,380 65,936
LME Copper Base Metal 25 10/2025 USD 6,397,388 382,797
LME Lead Base Metal 1 10/2025 USD 48,983 (1,152)
LME Lead Base Metal 1 10/2025 USD 48,822 (1,056)
LME Lead Base Metal 1 10/2025 USD 48,996 (107)
LME Lead Base Metal 3 10/2025 USD 146,466 (2,192)
LME Lead Base Metal 5 10/2025 USD 243,298 (13,132)
LME Lead Base Metal 5 10/2025 USD 243,329 (15,222)
LME Lead Base Metal 11 10/2025 USD 536,327 (20,954)
LME Lead Base Metal 2 10/2025 USD 97,644 (2,331)
LME Lead Base Metal 2 10/2025 USD 97,768 (2,670)
LME Lead Base Metal 2 10/2025 USD 97,793 (3,554)
LME Lead Base Metal 2 10/2025 USD 97,818 (3,840)
LME Lead Base Metal 2 10/2025 USD 97,942 (2,698)
LME Lead Base Metal 2 10/2025 USD 97,917 (3,414)
LME Nickel Base Metal 7 10/2025 USD 634,654 (826)
LME Nickel Base Metal 4 10/2025 USD 361,997 (2,575)
LME Nickel Base Metal 4 10/2025 USD 361,782 (4,830)
LME Nickel Base Metal 13 10/2025 USD 1,179,190 24,361
LME Nickel Base Metal 15 10/2025 USD 1,357,829 3,284
LME Nickel Base Metal 16 10/2025 USD 1,446,856 5,440
LME Nickel Base Metal 11 10/2025 USD 996,448 (29,555)
LME Nickel Base Metal 11 10/2025 USD 996,549 (30,444)
LME Nickel Base Metal 27 10/2025 USD 2,444,340 5,012
LME Nickel Base Metal 10 10/2025 USD 907,781 (4,287)
LME Nickel Base Metal 10 10/2025 USD 906,859 1,075
LME Nickel Base Metal 10 10/2025 USD 906,439 (7,991)
LME Zinc Base Metal 2 10/2025 USD 149,467 15,049
LME Zinc Base Metal 3 10/2025 USD 223,775 9,102
LME Zinc Base Metal 10 10/2025 USD 746,000 31,652
LME Zinc Base Metal 11 10/2025 USD 821,235 70,744
LME Zinc Base Metal 4 10/2025 USD 299,604 27,381
LME Zinc Base Metal 4 10/2025 USD 299,773 24,949
LME Zinc Base Metal 4 10/2025 USD 301,273 26,415
LME Zinc Base Metal 16 10/2025 USD 1,194,260 73,947
LME Zinc Base Metal 27 10/2025 USD 2,025,493 181,972
LME Zinc Base Metal 15 10/2025 USD 1,119,743 72,547
LME Zinc Base Metal 15 10/2025 USD 1,119,495 63,027
MSCI Singapore Index 539 10/2025 SGD 18,692,325 (30,777)
Natural Gas 20 10/2025 GBP 649,990 (35,294)
Natural Gas 25 10/2025 EUR 663,806 (39,428)
NY Harbor ULSD 109 10/2025 USD 10,639,730 75,601
Rapeseed 23 10/2025 EUR 629,173 (8,574)
RBOB Gasoline 239 10/2025 USD 19,296,047 (146,125)
SGX FTSE China A50 Index 3,751 10/2025 USD 56,696,365 (102,210)
SGX FTSE Taiwan Index 523 10/2025 USD 44,732,190 (287,104)
WTI Crude Oil 237 10/2025 USD 14,781,690 (111,071)
CBOE Volatility Index 59 11/2025 USD 1,135,703 (119,342)
Ethanol 10 11/2025 USD 781,200 23,449

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Fcoj-a 4 11/2025 USD $ 146,130 $ (2,897)
Feeder Cattle 5 11/2025 USD 898,375 25,444
French Base Electricity 3 11/2025 EUR 180,052 (5,268)
Italian Base Electricity 5 11/2025 EUR 458,668 (19,270)
LME Aluminum Base Metal 11 11/2025 USD 737,322 14,864
LME Aluminum Base Metal 16 11/2025 USD 1,072,320 45,307
LME Aluminum Base Metal 23 11/2025 USD 1,540,523 60,720
LME Aluminum Base Metal 27 11/2025 USD 1,808,960 46,032
LME Aluminum Base Metal 29 11/2025 USD 1,943,848 60,355
LME Aluminum Base Metal 36 11/2025 USD 2,412,891 100,005
LME Aluminum Base Metal 42 11/2025 USD 2,813,937 49,127
LME Aluminum Base Metal 57 11/2025 USD 3,820,667 98,172
LME Aluminum Base Metal 33 11/2025 USD 2,209,490 67,221
LME Aluminum Base Metal 33 11/2025 USD 2,211,965 91,864
LME Aluminum Base Metal 86 11/2025 USD 5,764,516 140,594
LME Aluminum Base Metal 87 11/2025 USD 5,831,545 211,846
LME Copper Base Metal 1 11/2025 USD 256,361 14,299
LME Copper Base Metal 1 11/2025 USD 256,451 12,798
LME Copper Base Metal 3 11/2025 USD 769,102 44,244
LME Copper Base Metal 2 11/2025 USD 512,746 28,672
LME Copper Base Metal 2 11/2025 USD 512,776 28,634
LME Copper Base Metal 13 11/2025 USD 3,335,810 130,203
LME Copper Base Metal 6 11/2025 USD 1,538,454 73,688
LME Copper Base Metal 6 11/2025 USD 1,538,555 78,664
LME Copper Base Metal 6 11/2025 USD 1,538,490 63,674
LME Copper Base Metal 10 11/2025 USD 2,564,447 130,671
LME Copper Base Metal 10 11/2025 USD 2,563,792 136,735
LME Lead Base Metal 2 11/2025 USD 98,571 (497)
LME Lead Base Metal 2 11/2025 USD 98,357 (1,933)
LME Lead Base Metal 4 11/2025 USD 197,258 (2,453)
LME Lead Base Metal 3 11/2025 USD 147,979 (1,084)
LME Lead Base Metal 3 11/2025 USD 147,198 (147)
LME Lead Base Metal 3 11/2025 USD 147,240 (2,093)
LME Nickel Base Metal 1 11/2025 USD 90,917 1,364
LME Nickel Base Metal 2 11/2025 USD 181,830 684
LME Nickel Base Metal 11 11/2025 USD 1,000,828 (7,349)
LME Nickel Base Metal 12 11/2025 USD 1,089,145 4,436
LME Nickel Base Metal 15 11/2025 USD 1,361,639 13,394
LME Nickel Base Metal 17 11/2025 USD 1,543,548 (1,803)
LME Nickel Base Metal 22 11/2025 USD 1,998,879 (26,067)
LME Nickel Base Metal 35 11/2025 USD 3,185,198 (25,019)
LME Nickel Base Metal 48 11/2025 USD 4,360,772 (23,103)
LME Nickel Base Metal 51 11/2025 USD 4,631,090 1,397
LME Zinc Base Metal 1 11/2025 USD 74,393 4,915
LME Zinc Base Metal 1 11/2025 USD 74,662 5,394
LME Zinc Base Metal 4 11/2025 USD 297,511 19,132
LME Zinc Base Metal 6 11/2025 USD 445,997 24,384
LME Zinc Base Metal 53 11/2025 USD 3,940,961 264,232
LNG Japan/Korea Marker 1 11/2025 USD 109,250 (7,045)
Low Sulphur Gasoil 663 11/2025 USD 45,548,100 569,413
Mont Belvieu Propane 30 11/2025 USD 886,196 (32,220)
Phelix De Base Electricity 8 11/2025 EUR 642,981 (23,141)
Robusta Coffee 8 11/2025 USD 336,000 (43,725)
SGX IODEX Iron Ore 279 11/2025 USD 2,889,882 (33,771)
White Sugar 40 11/2025 USD 936,600 (16,185)
100 oz Gold 41 12/2025 USD 15,880,120 1,459,113
Australia 3 Year Bond 190 12/2025 AUD 13,421,263 (55,893)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
CBOE Volatility Index 77 12/2025 USD $ 1,524,600 $ (85,026)
Cocoa 25 12/2025 USD 1,687,250 (232,076)
Cocoa 85 12/2025 GBP 5,407,170 (736,353)
Coffee 'C' 152 12/2025 USD 21,366,450 5,052,698
Copper 39 12/2025 USD 4,735,087 179,735
Corn 756 12/2025 USD 15,705,900 (171,960)
Crude Oil 78 12/2025 USD 5,122,806 (166,796)
Crude Palm Oil 47 12/2025 MYR 1,215,065 (23,953)
DJIA CBOT E-Mini Index 187 12/2025 USD 43,654,215 187,788
ECX Emission 29 12/2025 EUR 2,578,073 77,375
Euro STOXX 50 Index 144 12/2025 EUR 9,367,792 160,302
Euro-BTP 101 12/2025 EUR 14,214,071 (28,044)
Euro-OAT 19 12/2025 EUR 2,706,279 (1,256)
FTSE/JSE Top 40 Index 108 12/2025 ZAR 6,388,447 207,010
FTSE/MIB Index 87 12/2025 EUR 21,702,185 133,441
KOSPI 200 Index 197 12/2025 KRW 16,703,334 1,424,279
Lean Hogs 161 12/2025 USD 5,713,890 12,253
Live Cattle 211 12/2025 USD 19,815,010 48,065
LME Aluminum Base Metal 3 12/2025 USD 201,016 5,782
LME Aluminum Base Metal 4 12/2025 USD 267,913 (899)
LME Aluminum Base Metal 4 12/2025 USD 268,245 2,932
LME Aluminum Base Metal 11 12/2025 USD 737,660 18,477
LME Aluminum Base Metal 13 12/2025 USD 871,780 22,644
LME Aluminum Base Metal 17 12/2025 USD 1,140,063 (3,551)
LME Aluminum Base Metal 19 12/2025 USD 1,272,587 17,471
LME Aluminum Base Metal 32 12/2025 USD 2,145,512 (22,790)
LME Aluminum Base Metal 37 12/2025 USD 2,479,074 (4,107)
LME Aluminum Base Metal 41 12/2025 USD 2,747,410 25,438
LME Aluminum Base Metal 21 12/2025 USD 1,406,543 5,780
LME Aluminum Base Metal 21 12/2025 USD 1,407,263 1,799
LME Aluminum Base Metal 315 12/2025 USD 21,112,009 331,557
LME Copper Base Metal 1 12/2025 USD 256,563 7,130
LME Copper Base Metal 1 12/2025 USD 256,638 6,885
LME Copper Base Metal 5 12/2025 USD 1,283,070 44,766
LME Copper Base Metal 6 12/2025 USD 1,540,639 19,641
LME Copper Base Metal 7 12/2025 USD 1,796,463 50,469
LME Copper Base Metal 8 12/2025 USD 2,053,836 72,503
LME Copper Base Metal 15 12/2025 USD 3,850,661 100,203
LME Copper Base Metal 17 12/2025 USD 4,362,387 120,873
LME Copper Base Metal 10 12/2025 USD 2,567,232 44,668
LME Copper Base Metal 10 12/2025 USD 2,566,982 87,194
LME Copper Base Metal 20 12/2025 USD 5,132,750 697
LME Copper Base Metal 115 12/2025 USD 29,530,361 945,851
LME Lead Base Metal 1 12/2025 USD 49,603 (475)
LME Lead Base Metal 1 12/2025 USD 49,549 (694)
LME Lead Base Metal 4 12/2025 USD 197,865 (2,546)
LME Lead Base Metal 2 12/2025 USD 99,061 (1,115)
LME Lead Base Metal 2 12/2025 USD 513,425 413,695
LME Lead Base Metal 5 12/2025 USD 248,450 (1,588)
LME Lead Base Metal 9 12/2025 USD 445,943 (4,396)
LME Lead Base Metal 3 12/2025 USD 148,354 (529)
LME Lead Base Metal 3 12/2025 USD 148,740 (739)
LME Lead Base Metal 3 12/2025 USD 148,271 (762)
LME Nickel Base Metal 1 12/2025 USD 91,182 639
LME Nickel Base Metal 2 12/2025 USD 182,390 (1,936)
LME Nickel Base Metal 3 12/2025 USD 274,203 504
LME Nickel Base Metal 3 12/2025 USD 273,968 –

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 11 12/2025 USD $ 1,004,684 $ (4,123)
LME Nickel Base Metal 12 12/2025 USD 1,095,331 (7,025)
LME Nickel Base Metal 13 12/2025 USD 1,184,971 1,672
LME Nickel Base Metal 31 12/2025 USD 2,831,383 (29,960)
LME Nickel Base Metal 33 12/2025 USD 3,006,022 (5,437)
LME Nickel Base Metal 46 12/2025 USD 4,198,079 (27,742)
LME Zinc Base Metal 1 12/2025 USD 74,303 1,225
LME Zinc Base Metal 2 12/2025 USD 148,632 4,526
LME Zinc Base Metal 5 12/2025 USD 371,768 16,753
LME Zinc Base Metal 3 12/2025 USD 222,160 2,719
LME Zinc Base Metal 3 12/2025 USD 222,071 5,889
LME Zinc Base Metal 10 12/2025 USD 742,785 (2,245)
LME Zinc Base Metal 12 12/2025 USD 888,000 17,153
LME Zinc Base Metal 14 12/2025 USD 1,037,624 24,029
LME Zinc Base Metal 29 12/2025 USD 11,045,375 8,906,815
LME Zinc Base Metal 277 12/2025 USD 20,561,294 985,203
MSCI EAFE Index 68 12/2025 USD 9,470,020 (21,245)
MSCI Emerging Markets Index 725 12/2025 USD 49,289,125 493,741
NASDAQ 100 E-Mini Index 110 12/2025 USD 54,783,850 1,083,652
Nikkei 225 Index 27 12/2025 JPY 8,214,018 (15,471)
Palladium 27 12/2025 USD 3,475,980 419,904
Phelix De Base Electricity 1 12/2025 EUR 233,934 (8,042)
Russell 2000 E-Mini Index 164 12/2025 USD 20,135,100 118,806
S&P 500 E-Mini Index 111 12/2025 USD 37,400,063 447,362
S&P Midcap 400 E-Mini Index 54 12/2025 USD 17,745,480 (148,780)
S&P/TSX 60 Index 385 12/2025 CAD 98,085,507 2,013,164
Soybean Oil 17 12/2025 USD 504,798 (66,863)
SPI 200 Index 320 12/2025 AUD 46,970,113 (139,951)
TOPIX Index 55 12/2025 JPY 11,681,712 49,396
U.S. Treasury 10 Year Note 6 12/2025 USD 675,000 (1,762)
U.S. Treasury Long Bond 1 12/2025 USD 116,625 (1,058)
UK Allowances Carbon Dioxide Emissions 18 12/2025 GBP 1,308,695 252,571
Wheat 166 12/2025 USD 4,216,400 (197,311)
CBOE Volatility Index 42 1/2026 USD 868,917 (39,888)
Rapeseed 26 1/2026 EUR 709,713 (2,903)
Robusta Coffee 5 1/2026 USD 209,300 (1,282)
CBOE Volatility Index 27 2/2026 USD 570,202 (12,669)
Sugar No. 11 233 2/2026 USD 4,331,936 45,129
3 Month Euro Euribor 722 3/2026 EUR 207,698,896 (72,024)
90-Day New Zealand Bill 54 3/2026 NZD 31,121,561 30,745
3 Month CORRA 1,332 6/2026 CAD 233,915,930 134,520
3 Month SARON 14 6/2026 CHF 4,400,886 (4,055)
3 Month SOFR 68 6/2026 USD 16,405,000 (18,962)
90-Day New Zealand Bill 58 6/2026 NZD 33,425,224 33,683
3 Month CORRA 1,352 9/2026 CAD 237,440,325 23,984
3 Month SARON 115 9/2026 CHF 36,153,743 (25,053)
3 Month SONIA 19 9/2026 GBP 6,154,464 (8,691)
90-Day Australian Bank Bill 90 9/2026 AUD 59,053,553 (31,265)
90-Day New Zealand Bill 50 9/2026 NZD 28,809,905 13,184
3 Month CORRA 218 12/2026 CAD 38,271,790 5,287
3 Month Euro Euribor 91 12/2026 EUR 26,167,432 (26,040)
3 Month SARON 112 12/2026 CHF 35,208,844 (12,001)
3 Month SONIA 20 12/2026 GBP 6,481,409 (3,420)
3 Month Euro Euribor 222 3/2027 EUR 63,797,936 (78,576)
3 Month SARON 100 3/2027 CHF 31,430,187 (4,920)
3 Month SONIA 18 3/2027 GBP 5,834,176 (3,212)
3 Month Euro Euribor 173 6/2027 EUR 49,685,943 (60,648)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 238 9/2027 EUR $ 68,312,158 $ (80,802)
3 Month Euro Euribor 12 12/2027 EUR 3,442,373 (3,362)
Total of long contracts 28,342,009
Short Contracts
CAC 40 10 Euro Index (50) 10/2025 EUR (4,634,562) (5,518)
CBOE Volatility Index (295) 10/2025 USD (5,188,460) 265,569
EURO STOXX 50 Volatility Index (202) 10/2025 EUR (420,956) 34,306
LME Aluminum Base Metal (10) 10/2025 USD (670,450) (28,067)
LME Aluminum Base Metal (11) 10/2025 USD (736,692) (21,175)
LME Aluminum Base Metal (6) 10/2025 USD (402,085) (3,553)
LME Aluminum Base Metal (6) 10/2025 USD (402,272) (12,964)
LME Aluminum Base Metal (17) 10/2025 USD (1,139,306) (52,989)
LME Aluminum Base Metal (9) 10/2025 USD (603,407) (22,934)
LME Aluminum Base Metal (9) 10/2025 USD (603,632) (23,047)
LME Aluminum Base Metal (13) 10/2025 USD (869,043) (21,157)
LME Aluminum Base Metal (13) 10/2025 USD (870,782) (23,546)
LME Aluminum Base Metal (26) 10/2025 USD (1,742,423) (30,238)
LME Aluminum Base Metal (29) 10/2025 USD (1,943,399) (28,035)
LME Aluminum Base Metal (35) 10/2025 USD (2,345,595) (62,825)
LME Aluminum Base Metal (40) 10/2025 USD (2,681,550) (91,820)
LME Aluminum Base Metal (53) 10/2025 USD (3,551,927) (85,555)
LME Copper Base Metal (3) 10/2025 USD (768,691) (25,224)
LME Copper Base Metal (6) 10/2025 USD (1,537,990) (77,531)
LME Copper Base Metal (8) 10/2025 USD (2,076,956) (90,027)
LME Copper Base Metal (2) 10/2025 USD (512,675) (30,581)
LME Copper Base Metal (2) 10/2025 USD (512,189) (31,388)
LME Copper Base Metal (2) 10/2025 USD (512,156) (31,316)
LME Copper Base Metal (2) 10/2025 USD (511,855) (30,885)
LME Copper Base Metal (5) 10/2025 USD (1,281,629) (60,579)
LME Copper Base Metal (5) 10/2025 USD (1,278,384) (27,897)
LME Copper Base Metal (10) 10/2025 USD (2,556,380) (61,406)
LME Copper Base Metal (10) 10/2025 USD (2,563,067) (104,469)
LME Copper Base Metal (25) 10/2025 USD (6,397,388) (387,297)
LME Lead Base Metal (1) 10/2025 USD (48,983) 1,202
LME Lead Base Metal (1) 10/2025 USD (48,822) 955
LME Lead Base Metal (1) 10/2025 USD (48,996) 207
LME Lead Base Metal (3) 10/2025 USD (146,466) 2,290
LME Lead Base Metal (5) 10/2025 USD (243,297) 14,314
LME Lead Base Metal (5) 10/2025 USD (243,329) 15,033
LME Lead Base Metal (11) 10/2025 USD (536,327) 20,794
LME Lead Base Metal (2) 10/2025 USD (97,644) 2,313
LME Lead Base Metal (2) 10/2025 USD (97,768) 2,727
LME Lead Base Metal (2) 10/2025 USD (97,793) 3,602
LME Lead Base Metal (2) 10/2025 USD (97,818) 3,702
LME Lead Base Metal (2) 10/2025 USD (97,942) 2,678
LME Lead Base Metal (2) 10/2025 USD (97,917) 3,878
LME Nickel Base Metal (7) 10/2025 USD (634,654) 4,026
LME Nickel Base Metal (4) 10/2025 USD (361,997) 867
LME Nickel Base Metal (4) 10/2025 USD (361,782) 2,908
LME Nickel Base Metal (13) 10/2025 USD (1,179,190) (18,366)
LME Nickel Base Metal (15) 10/2025 USD (1,357,829) (5,573)
LME Nickel Base Metal (16) 10/2025 USD (1,446,856) (5,498)
LME Nickel Base Metal (11) 10/2025 USD (996,448) 29,543
LME Nickel Base Metal (11) 10/2025 USD (996,549) 27,532
LME Nickel Base Metal (27) 10/2025 USD (2,444,340) (4,159)
LME Nickel Base Metal (10) 10/2025 USD (907,781) 3,594
LME Nickel Base Metal (10) 10/2025 USD (906,859) (1,142)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (10) 10/2025 USD $ (906,439) $ 7,926
LME Zinc Base Metal (2) 10/2025 USD (149,467) (15,372)
LME Zinc Base Metal (3) 10/2025 USD (223,775) (9,209)
LME Zinc Base Metal (10) 10/2025 USD (746,000) (32,059)
LME Zinc Base Metal (11) 10/2025 USD (821,235) (74,643)
LME Zinc Base Metal (4) 10/2025 USD (299,604) (27,616)
LME Zinc Base Metal (4) 10/2025 USD (299,773) (25,535)
LME Zinc Base Metal (4) 10/2025 USD (301,273) (26,510)
LME Zinc Base Metal (16) 10/2025 USD (1,194,260) (76,308)
LME Zinc Base Metal (27) 10/2025 USD (2,025,493) (183,836)
LME Zinc Base Metal (15) 10/2025 USD (1,119,743) (70,912)
LME Zinc Base Metal (15) 10/2025 USD (1,119,495) (62,040)
Natural Gas (133) 10/2025 USD (4,392,990) 8,235
OMXS30 Index (336) 10/2025 SEK (9,511,387) (73,896)
Canola (96) 11/2025 CAD (834,939) 17,626
EURO STOXX 50 Volatility Index (51) 11/2025 EUR (114,963) 2,638
LME Aluminum Base Metal (11) 11/2025 USD (737,322) (15,341)
LME Aluminum Base Metal (16) 11/2025 USD (1,072,320) (44,108)
LME Aluminum Base Metal (23) 11/2025 USD (1,540,523) (62,337)
LME Aluminum Base Metal (27) 11/2025 USD (1,808,960) (48,911)
LME Aluminum Base Metal (29) 11/2025 USD (1,943,848) (65,170)
LME Aluminum Base Metal (36) 11/2025 USD (2,412,891) (99,087)
LME Aluminum Base Metal (42) 11/2025 USD (2,813,937) (57,813)
LME Aluminum Base Metal (57) 11/2025 USD (3,820,667) (99,615)
LME Aluminum Base Metal (33) 11/2025 USD (2,209,490) (73,664)
LME Aluminum Base Metal (33) 11/2025 USD (2,211,965) (92,311)
LME Aluminum Base Metal (86) 11/2025 USD (5,764,516) (136,423)
LME Aluminum Base Metal (87) 11/2025 USD (5,831,545) (206,443)
LME Copper Base Metal (1) 11/2025 USD (256,361) (14,640)
LME Copper Base Metal (1) 11/2025 USD (256,451) (13,116)
LME Copper Base Metal (3) 11/2025 USD (769,102) (45,210)
LME Copper Base Metal (2) 11/2025 USD (512,746) (28,427)
LME Copper Base Metal (2) 11/2025 USD (512,776) (28,171)
LME Copper Base Metal (13) 11/2025 USD (3,335,810) (133,844)
LME Copper Base Metal (6) 11/2025 USD (1,538,454) (70,478)
LME Copper Base Metal (6) 11/2025 USD (1,538,554) (77,128)
LME Copper Base Metal (6) 11/2025 USD (1,538,490) (63,277)
LME Copper Base Metal (10) 11/2025 USD (2,564,447) (129,399)
LME Copper Base Metal (10) 11/2025 USD (2,563,792) (135,398)
LME Lead Base Metal (2) 11/2025 USD (98,571) 551
LME Lead Base Metal (2) 11/2025 USD (98,357) 2,513
LME Lead Base Metal (4) 11/2025 USD (197,258) 2,321
LME Lead Base Metal (3) 11/2025 USD (147,979) 1,163
LME Lead Base Metal (3) 11/2025 USD (147,198) 226
LME Lead Base Metal (3) 11/2025 USD (147,240) 2,295
LME Nickel Base Metal (1) 11/2025 USD (90,917) (1,072)
LME Nickel Base Metal (2) 11/2025 USD (181,830) (709)
LME Nickel Base Metal (11) 11/2025 USD (1,000,828) 6,848
LME Nickel Base Metal (12) 11/2025 USD (1,089,145) (4,080)
LME Nickel Base Metal (15) 11/2025 USD (1,361,639) (11,170)
LME Nickel Base Metal (17) 11/2025 USD (1,543,548) 2,394
LME Nickel Base Metal (22) 11/2025 USD (1,998,879) 23,866
LME Nickel Base Metal (35) 11/2025 USD (3,185,198) 17,071
LME Nickel Base Metal (48) 11/2025 USD (4,360,772) 41,057
LME Nickel Base Metal (51) 11/2025 USD (4,631,090) 5,020
LME Zinc Base Metal (1) 11/2025 USD (74,393) (5,096)
LME Zinc Base Metal (1) 11/2025 USD (74,662) (5,449)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 11/2025 USD $ (297,511) $ (20,123)
LME Zinc Base Metal (6) 11/2025 USD (445,997) (24,511)
LME Zinc Base Metal (53) 11/2025 USD (3,940,961) (259,294)
Soybean (1,097) 11/2025 USD (54,945,987) 1,322,505
Australia 10 Year Bond (83) 12/2025 AUD (6,211,111) 31,933
Canada 10 Year Bond (206) 12/2025 CAD (18,111,777) (385,950)
Cotton No. 2 (281) 12/2025 USD (9,240,685) 256,292
DAX Index (3) 12/2025 EUR (2,114,259) (17,179)
EURO STOXX 50 Volatility Index (5) 12/2025 EUR (11,212) 10
Euro-Bobl (127) 12/2025 EUR (17,560,019) 21,544
Euro-Bund (93) 12/2025 EUR (14,029,393) (26,058)
Euro-Buxl (47) 12/2025 EUR (6,303,803) (30,947)
Euro-Schatz (400) 12/2025 EUR (50,235,251) 10,823
French Base Electricity (3) 12/2025 EUR (1,721,038) 139,831
French Base Electricity (4) 12/2025 EUR (766,009) 29,145
FTSE 100 Index (6) 12/2025 GBP (759,129) (3,687)
Japan 10 Year Bond (160) 12/2025 JPY (146,892,518) 984,512
KC HRW Wheat (306) 12/2025 USD (7,615,575) 428,776
LME Aluminum Base Metal (3) 12/2025 USD (201,016) (6,209)
LME Aluminum Base Metal (4) 12/2025 USD (268,245) (3,457)
LME Aluminum Base Metal (4) 12/2025 USD (267,913) 149
LME Aluminum Base Metal (11) 12/2025 USD (737,660) (17,309)
LME Aluminum Base Metal (13) 12/2025 USD (871,780) (22,207)
LME Aluminum Base Metal (17) 12/2025 USD (1,140,062) 3,137
LME Aluminum Base Metal (19) 12/2025 USD (1,272,587) (18,034)
LME Aluminum Base Metal (32) 12/2025 USD (2,145,512) 21,042
LME Aluminum Base Metal (37) 12/2025 USD (2,479,074) 1,991
LME Aluminum Base Metal (41) 12/2025 USD (2,747,410) (25,507)
LME Aluminum Base Metal (21) 12/2025 USD (1,406,543) (11,873)
LME Aluminum Base Metal (21) 12/2025 USD (1,407,263) (2,425)
LME Aluminum Base Metal (115) 12/2025 USD (7,707,559) (56,698)
LME Copper Base Metal (1) 12/2025 USD (256,563) (7,141)
LME Copper Base Metal (1) 12/2025 USD (256,638) (6,728)
LME Copper Base Metal (5) 12/2025 USD (1,283,070) (47,083)
LME Copper Base Metal (6) 12/2025 USD (1,540,639) (20,555)
LME Copper Base Metal (7) 12/2025 USD (1,796,463) (49,999)
LME Copper Base Metal (8) 12/2025 USD (2,053,836) (75,157)
LME Copper Base Metal (15) 12/2025 USD (3,850,661) (107,451)
LME Copper Base Metal (17) 12/2025 USD (4,362,387) (134,107)
LME Copper Base Metal (10) 12/2025 USD (2,567,232) (47,259)
LME Copper Base Metal (10) 12/2025 USD (2,566,982) (89,909)
LME Copper Base Metal (20) 12/2025 USD (5,132,750) (1,441)
LME Copper Base Metal (28) 12/2025 USD (7,190,001) (54,541)
LME Lead Base Metal (1) 12/2025 USD (49,603) 469
LME Lead Base Metal (1) 12/2025 USD (49,549) 798
LME Lead Base Metal (4) 12/2025 USD (197,865) 2,485
LME Lead Base Metal (2) 12/2025 USD (99,061) 1,034
LME Lead Base Metal (2) 12/2025 USD (513,425) (413,689)
LME Lead Base Metal (5) 12/2025 USD (248,450) 1,870
LME Lead Base Metal (3) 12/2025 USD (148,354) 618
LME Lead Base Metal (3) 12/2025 USD (148,740) 640
LME Lead Base Metal (3) 12/2025 USD (148,271) 647
LME Lead Base Metal (60) 12/2025 USD (2,972,955) 22,746
LME Nickel Base Metal (1) 12/2025 USD (91,182) (562)
LME Nickel Base Metal (2) 12/2025 USD (182,390) 1,920
LME Nickel Base Metal (3) 12/2025 USD (274,203) 205
LME Nickel Base Metal (3) 12/2025 USD (273,968) 253

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (11) 12/2025 USD $ (1,004,684) $ 463
LME Nickel Base Metal (12) 12/2025 USD (1,095,331) 6,163
LME Nickel Base Metal (13) 12/2025 USD (1,184,971) (3,236)
LME Nickel Base Metal (31) 12/2025 USD (2,831,383) 24,824
LME Nickel Base Metal (33) 12/2025 USD (3,006,022) 10,143
LME Nickel Base Metal (358) 12/2025 USD (32,672,004) 86,025
LME Zinc Base Metal (1) 12/2025 USD (74,303) (1,083)
LME Zinc Base Metal (2) 12/2025 USD (148,632) (4,183)
LME Zinc Base Metal (5) 12/2025 USD (371,768) (16,743)
LME Zinc Base Metal (3) 12/2025 USD (222,160) (2,884)
LME Zinc Base Metal (3) 12/2025 USD (222,071) (6,549)
LME Zinc Base Metal (10) 12/2025 USD (742,785) 2,890
LME Zinc Base Metal (12) 12/2025 USD (888,000) (16,986)
LME Zinc Base Metal (14) 12/2025 USD (1,037,624) (22,316)
LME Zinc Base Metal (22) 12/2025 USD (1,633,027) (19,760)
LME Zinc Base Metal (29) 12/2025 USD (11,045,375) (8,916,862)
Long Gilt (253) 12/2025 GBP (30,929,607) (153,078)
Milling Wheat No. 2 (323) 12/2025 EUR (3,531,469) 179,417
Phelix De Base Electricity (2) 12/2025 EUR (1,750,452) (35,197)
Red Wheat (78) 12/2025 USD (2,194,725) 96,444
Silver (15) 12/2025 USD (3,498,000) (86,853)
Soybean Meal (190) 12/2025 USD (5,192,700) 206,936
U.S. Treasury 2 Year Note (430) 12/2025 USD (89,601,250) (36,559)
U.S. Treasury 5 Year Note (636) 12/2025 USD (69,438,282) (24,000)
U.S. Treasury Ultra Bond (30) 12/2025 USD (3,605,625) (26,170)
Platinum (73) 1/2026 USD (5,860,805) (332,760)
90-Day Australian Bank Bill (632) 3/2026 AUD (414,687,171) 183,038
3 Month Euro Euribor (179) 6/2026 EUR (51,503,724) 209
3 Month SONIA (127) 6/2026 GBP (41,099,303) 24,414
90-Day Australian Bank Bill (32) 6/2026 AUD (20,998,359) 8,870
3 Month Euro Euribor (219) 9/2026 EUR (63,000,081) 7,817
3 Month SOFR (82) 9/2026 USD (19,825,550) 1,249
3 Month SOFR (69) 12/2026 USD (16,705,763) (5,447)
90-Day Australian Bank Bill (189) 12/2026 AUD (124,006,397) 66,011
3 Month CORRA (33) 3/2027 CAD (5,790,176) (3,297)
3 Month SOFR (52) 3/2027 USD (12,597,000) (2,517)
3 Month SOFR (67) 6/2027 USD (16,232,425) (1,185)
3 Month SONIA (123) 6/2027 GBP (39,860,667) 19,222
3 Month SOFR (42) 9/2027 USD (10,173,975) (591)
3 Month SONIA (106) 9/2027 GBP (34,340,778) 12,705
3 Month SOFR (30) 12/2027 USD (7,264,500) (1,923)
3 Month SONIA (110) 12/2027 GBP (35,623,711) 5,390
3 Month SOFR (11) 3/2028 USD (2,662,413) 5,362
3 Month SONIA (46) 3/2028 GBP (14,893,322) 14,750
Total of short contracts (10,828,346)
Net unrealized appreciation $ 17,513,663

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 19,562,498 USD 12,797,943 CITI 12/17/2025 $ 158,389
AUD 19,562,502 USD 12,797,920 JPMC 12/17/2025 158,415
BRL 19,738,555 USD 3,543,068 CITI
**
12/17/2025 98,619
BRL 19,738,555 USD 3,543,061 JPMC
**
12/17/2025 98,626
CAD 3,536,500 USD 2,550,026 CITI 12/17/2025 378
CAD 3,536,500 USD 2,550,021 JPMC 12/17/2025 383
CHF 3,726,751 USD 4,703,496 CITI 12/17/2025 21,499
CHF 3,726,748 USD 4,703,483 JPMC 12/17/2025 21,508
CLP 4,811,945,615 USD 4,978,220 CITI
**
12/17/2025 26,506
CLP 4,811,945,615 USD 4,978,210 JPMC
**
12/17/2025 26,516
CNY 98,449,000 USD 13,884,046 CITI
**
12/17/2025 2,371
CNY 98,449,000 USD 13,884,018 JPMC
**
12/17/2025 2,399
COP 27,065,202,996 USD 6,662,776 CITI
**
12/17/2025 169,023
COP 27,065,202,996 USD 6,662,762 JPMC
**
12/17/2025 169,036
CZK 643,756,625 USD 30,797,697 CITI 12/17/2025 308,154
CZK 643,756,625 USD 30,797,635 JPMC 12/17/2025 308,216
EUR 45,857,397 USD 53,817,424 CITI 12/17/2025 262,211
EUR 45,857,395 USD 53,817,314 JPMC 12/17/2025 262,318
HUF 6,804,211,871 USD 19,940,447 CITI 12/17/2025 445,632
HUF 6,804,211,871 USD 19,940,407 JPMC 12/17/2025 445,671
ILS 10,306,000 USD 3,086,206 CITI 12/17/2025 26,029
ILS 10,306,000 USD 3,086,199 JPMC 12/17/2025 26,035
JPY 2,169,774,714 USD 14,679,497 CITI 12/17/2025 110,037
JPY 2,169,774,714 USD 14,680,718 JPMC 12/17/2025 108,816
NOK 78,156,489 USD 7,731,607 CITI 12/17/2025 101,745
NOK 78,156,489 USD 7,731,591 JPMC 12/17/2025 101,760
PEN 22,913,093 USD 6,466,527 CITI
**
12/17/2025 119,507
PEN 22,913,093 USD 6,466,514 JPMC
**
12/17/2025 119,520
PLN 7,209,748 USD 1,968,303 CITI 12/17/2025 12,742
PLN 7,209,748 USD 1,968,299 JPMC 12/17/2025 12,746
SEK 11,401,262 USD 1,215,238 CITI 12/17/2025 1,688
SEK 11,401,262 USD 1,215,235 JPMC 12/17/2025 1,690
TWD 117,289,492 USD 3,854,195 CITI
**
12/17/2025 18,656
TWD 117,289,492 USD 3,854,187 JPMC
**
12/17/2025 18,664
USD 49,726,868 CAD 68,289,906 CITI 12/17/2025 478,508
USD 49,726,968 CAD 68,289,906 JPMC 12/17/2025 478,608
USD 3,466,236 CNY 24,566,590 CITI
**
12/17/2025 1,072
USD 3,466,243 CNY 24,566,590 JPMC
**
12/17/2025 1,079
USD 16,386,771 EUR 13,859,500 CITI 12/17/2025 42,261
USD 16,386,804 EUR 13,859,500 JPMC 12/17/2025 42,294
USD 16,852,261 GBP 12,485,583 CITI 12/17/2025 58,801
USD 16,852,293 GBP 12,485,582 JPMC 12/17/2025 58,835
USD 1,528,022 IDR 25,185,649,844 CITI
**
12/17/2025 21,794
USD 1,528,025 IDR 25,185,649,844 JPMC
**
12/17/2025 21,797
USD 75,100,549 INR 6,634,008,984 CITI
**
12/17/2025 779,268
USD 75,100,699 INR 6,634,008,984 JPMC
**
12/17/2025 779,419
USD 682,018 JPY 100,000,000 CITI 12/17/2025 402
USD 682,020 JPY 100,000,000 JPMC 12/17/2025 404
USD 8,240,495 KRW 11,406,226,093 CITI
**
12/17/2025 88,055
USD 8,240,512 KRW 11,406,226,093 JPMC
**
12/17/2025 88,071
USD 1,657,075 NOK 16,500,000 CITI 12/17/2025 3,338
USD 1,657,079 NOK 16,500,000 JPMC 12/17/2025 3,341
USD 21,330,279 NZD 36,256,493 CITI 12/17/2025 246,676
USD 21,330,322 NZD 36,256,493 JPMC 12/17/2025 246,719
USD 7,069,642 PHP 406,149,833 CITI
**
12/17/2025 122,682

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,069,657 PHP 406,149,833 JPMC
**
12/17/2025 $ 122,696
USD 8,676,387 SEK 81,282,444 CITI 12/17/2025 622
USD 8,676,404 SEK 81,282,444 JPMC 12/17/2025 639
USD 53,462,330 SGD 68,151,302 CITI 12/17/2025 323,916
USD 53,462,438 SGD 68,151,304 JPMC 12/17/2025 324,022
USD 7,968,440 THB 255,840,586 CITI 12/17/2025 22,812
USD 7,968,456 THB 255,840,588 JPMC 12/17/2025 22,828
ZAR 1,111,585,000 USD 62,651,420 CITI 12/17/2025 1,357,876
ZAR 1,111,585,000 USD 62,651,294 JPMC 12/17/2025 1,358,002
Total unrealized appreciation 10,862,342
AUD 28,802,000 USD 19,204,536 CITI 12/17/2025 (128,839)
AUD 28,802,000 USD 19,204,497 JPMC 12/17/2025 (128,800)
CAD 6,093,500 USD 4,447,249 CITI 12/17/2025 (52,823)
CAD 6,093,500 USD 4,447,240 JPMC 12/17/2025 (52,815)
CHF 9,158,251 USD 11,639,527 CITI 12/17/2025 (28,156)
CHF 9,158,250 USD 11,639,502 JPMC 12/17/2025 (28,132)
CNY 86,773,500 USD 12,260,276 CITI
**
12/17/2025 (20,710)
CNY 86,773,500 USD 12,260,252 JPMC
**
12/17/2025 (20,686)
EUR 32,690,000 USD 38,617,787 CITI 12/17/2025 (66,466)
EUR 32,690,000 USD 38,617,710 JPMC 12/17/2025 (66,389)
GBP 2,728,001 USD 3,698,576 CITI 12/17/2025 (29,338)
GBP 2,728,000 USD 3,698,567 JPMC 12/17/2025 (29,330)
JPY 10,337,957,856 USD 70,735,817 CITI 12/17/2025 (270,631)
JPY 10,337,957,856 USD 70,739,369 JPMC 12/17/2025 (274,183)
PLN 3,453,289 USD 953,591 CITI 12/17/2025 (4,721)
PLN 3,453,289 USD 953,589 JPMC 12/17/2025 (4,719)
SEK 59,098,738 USD 6,335,293 CITI 12/17/2025 (27,328)
SEK 59,098,738 USD 6,335,281 JPMC 12/17/2025 (27,316)
TWD 344,868,475 USD 11,431,393 CITI
**
12/17/2025 (43,976)
TWD 344,868,475 USD 11,431,370 JPMC
**
12/17/2025 (43,953)
USD 79,573,865 AUD 122,070,498 CITI 12/17/2025 (1,273,987)
USD 79,574,027 AUD 122,070,502 JPMC 12/17/2025 (1,273,828)
USD 9,860,755 CAD 13,688,000 CITI 12/17/2025 (10,566)
USD 9,860,775 CAD 13,688,000 JPMC 12/17/2025 (10,546)
USD 24,879,301 CHF 19,719,537 CITI 12/17/2025 (122,292)
USD 24,879,346 CHF 19,719,533 JPMC 12/17/2025 (122,242)
USD 12,177,301 CNY 86,516,971 CITI
**
12/17/2025 (26,081)
USD 12,177,326 CNY 86,516,971 JPMC
**
12/17/2025 (26,056)
USD 1,105,068 DKK 7,031,000 CITI 12/17/2025 (6,574)
USD 1,105,070 DKK 7,031,000 JPMC 12/17/2025 (6,572)
USD 26,499,919 EUR 22,599,501 CITI 12/17/2025 (151,676)
USD 26,499,970 EUR 22,599,499 JPMC 12/17/2025 (151,623)
USD 1,650,956 GBP 1,236,500 CITI 12/17/2025 (12,172)
USD 1,650,959 GBP 1,236,500 JPMC 12/17/2025 (12,168)
USD 1,186,039 JPY 175,000,000 CITI 12/17/2025 (6,789)
USD 1,186,042 JPY 175,000,000 JPMC 12/17/2025 (6,787)
USD 3,668,246 MXN 69,238,996 CITI 12/17/2025 (81,439)
USD 3,668,253 MXN 69,238,996 JPMC 12/17/2025 (81,431)
USD 890,693 NOK 9,000,000 CITI 12/17/2025 (11,345)
USD 890,695 NOK 9,000,000 JPMC 12/17/2025 (11,343)
USD 26,257,055 NZD 45,343,500 CITI 12/17/2025 (110,756)
USD 26,257,107 NZD 45,343,500 JPMC 12/17/2025 (110,703)
USD 299,137 PHP 17,500,000 CITI
**
12/17/2025 (191)
USD 299,137 PHP 17,500,000 JPMC
**
12/17/2025 (190)
USD 2,128,265 SEK 19,967,556 CITI 12/17/2025 (2,993)
USD 2,128,269 SEK 19,967,556 JPMC 12/17/2025 (2,988)
USD 6,383,212 SGD 8,197,146 CITI 12/17/2025 (8,204)
USD 6,383,224 SGD 8,197,145 JPMC 12/17/2025 (8,191)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,330,532 THB 171,771,914 CITI 12/17/2025 $ (4,179)
USD 5,330,543 THB 171,771,912 JPMC 12/17/2025 (4,168)
Total unrealized depreciation (5,007,391)
Net unrealized appreciation $ 5,854,951
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
56 months
maturity
04/10/2030
$– $– $– $–
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
56 months
maturity
04/11/2030
$– $(15,586) $(87) $(15,673)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 205.2%
COMMON STOCKS - 130.3%
Australia - 4 .1%
ANZ Group Holdings Ltd. (2)(a) 3,712 81,509
Aristocrat Leisure Ltd. (2)(a) 1,204 55,737
Aurizon Holdings Ltd. (2)(a) 1,189 2,508
BHP Group Ltd. (2)(a) 148 4,134
BlueScope Steel Ltd. (2)(a) 1,052 15,802
CAR Group Ltd. (2)(a) 118 2,870
Computershare Ltd. (2)(a) 1,820 43,727
Evolution Mining Ltd. (2)(a) 6,712 47,847
Fortescue Ltd. (2)(a) 772 9,561
Glencore plc (2)(a) 1,919 8,838
Harvey Norman Holdings Ltd. (2)(a) 3,181 15,517
IGO Ltd. (2)*(a) 9,302 31,939
JB Hi-Fi Ltd. (2)(a) 527 40,446
Lynas Rare Earths Ltd. (2)*(a) 2,517 27,964
Medibank Pvt Ltd. (2)(a) 3,383 10,778
Mineral Resources Ltd. (2)*(a) 1,081 29,486
Northern Star Resources Ltd. (2)(a) 1,323 20,659
Orica Ltd. (2)(a) 1,645 22,974
Pro Medicus Ltd. (2)(a) 310 63,115
Qantas Airways Ltd. (2)(a) 915 6,612
QBE Insurance Group Ltd. (2)(a) 2,401 32,673
Qube Holdings Ltd. (2)(a) 860 2,336
REA Group Ltd. (2)(a) 89 13,610
SEEK Ltd. (2)(a) 1,548 29,168
Sonic Healthcare Ltd. (2)(a) 508 7,195
South32 Ltd. (2)(a) 12,541 22,733
Suncorp Group Ltd. (2)(a) 1,820 24,402
Technology One Ltd. (2)(a) 1,511 38,468
Telstra Group Ltd. (2)(a) 19,088 60,855
Wesfarmers Ltd. (2)(a) 60 3,650
Whitehaven Coal Ltd. (2)(a) 786 3,431
WiseTech Global Ltd. (2)(a) 128 7,652
Worley Ltd. (2)(a) 439 4,078
792,274
Belgium - 0 .6%
Ageas SA/NV (2) 370 25,662
Anheuser-Busch InBev SA/NV (2)(a) 744 44,474
Liberty Global Ltd., Class A *(a) 1,372 15,723
Umicore SA (2) 1,145 20,445
106,304
Brazil - 0 .4%
MercadoLibre, Inc. * 12 28,043
Wheaton Precious Metals Corp. 288 32,229
Yara International ASA (2) 226 8,284
68,556
Canada - 4 .1%
Agnico Eagle Mines Ltd. (a) 83 13,979
Alamos Gold, Inc., Class A (a) 592 20,635
Alimentation Couche-Tard, Inc. (a) 53 2,828
ARC Resources Ltd. (a) 1,251 22,814
Atco Ltd., Class I (a) 342 12,381
Bank of Nova Scotia (The) (a) 1,437 92,919
Brookfield Infrastructure Corp.,
Class A (a) 83 3,409
INVESTMENTS SHARES VALUE ($)
Canada - 4.1% (continued)
Canadian National Railway Co. (a) 402 37,909
Canadian Natural Resources Ltd. (a) 864 27,627
CCL Industries, Inc., Class B (a) 112 6,313
Celestica, Inc. *(a) 391 96,217
Cenovus Energy, Inc. (a) 798 13,549
CGI, Inc. (a) 63 5,611
Constellation Software, Inc. (a) 8 21,717
Emera, Inc. (a) 53 2,543
Empire Co. Ltd., Class A (a) 730 26,201
Fairfax Financial Holdings Ltd. (a) 12 20,994
George Weston Ltd. (a) 681 41,539
iA Financial Corp., Inc. (a) 56 6,367
Loblaw Cos. Ltd. (a) 1,583 61,229
Lundin Gold, Inc. (a) 1,006 65,180
Magna International, Inc. (a) 115 5,449
Metro, Inc., Class A (a) 338 22,701
Pan American Silver Corp. (a) 454 17,593
Quebecor, Inc., Class B (a) 569 17,916
Saputo, Inc. (a) 121 2,939
Stantec, Inc. (a) 132 14,236
Suncor Energy, Inc. (a) 1,113 46,577
TFI International, Inc. (a) 353 31,067
Toronto-Dominion Bank (The) (a) 83 6,637
Tourmaline Oil Corp. (a) 266 11,472
778,548
China - 0 .6%
Prosus NV (2) 960 67,886
Wilmar International Ltd. (2) 11,700 25,875
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,900 12,820
106,581
Denmark - 1 .7%
AP Moller - Maersk A/S, Class B (2)
(a) 17 33,418
Danske Bank A/S (2)(a) 2,118 90,470
Genmab A/S (2)*(a) 222 68,498
ISS A/S (2)(a) 1,230 38,975
Jyske Bank A/S (Registered) (2)(a) 201 22,444
Pandora A/S (2)(a) 323 42,231
ROCKWOOL A/S, Class B (2)(a) 369 13,757
Royal Unibrew A/S (2)(a) 140 10,693
Vestas Wind Systems A/S (2)(a) 638 12,137
332,623
Finland - 1 .4%
Elisa OYJ (2)(a) 543 28,501
Kone OYJ, Class B (2)(a) 550 37,515
Nordea Bank Abp (2)(a) 5,387 88,691
Sampo OYJ, Class A (2)(a) 2,331 26,799
UPM-Kymmene OYJ (2)(a) 1,139 31,193
Wartsila OYJ Abp (2)(a) 1,763 52,881
265,580
France - 6 .4%
Air France-KLM (2)*(a) 3,444 46,499
Amundi SA (2)(a)(b) 107 8,504
BNP Paribas SA (2)(a) 1,055 96,493
Bouygues SA (2)(a) 1,279 57,688

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 6.4% (continued)
Carrefour SA (2)(a) 6,071 92,005
Credit Agricole SA (2)(a) 2,638 51,985
Dassault Aviation SA (2)(a) 125 42,109
Eiffage SA (2)(a) 437 55,988
FDJ UNITED (2)(a) 78 2,616
Gaztransport Et Technigaz SA (2)(a) 93 17,270
Hermes International SCA (2)(a) 17 41,804
Ipsen SA (2)(a) 90 12,085
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 84 51,692
Orange SA (2)(a) 3,866 62,710
Safran SA (2)(a) 372 132,010
SCOR SE (2)(a) 562 19,876
Societe Generale SA (2)(a) 1,519 101,129
Sodexo SA (2)(a) 2 126
Thales SA (2)(a) 306 96,731
TotalEnergies SE (2)(a) 1,551 94,469
Valeo SE (2)(a) 2,588 32,637
Vinci SA (2)(a) 636 88,386
Vivendi SE (2)(a) 3,846 13,579
1,218,391
Germany - 3 .2%
Allianz SE (Registered) (2)(a) 240 100,975
Aumovio SE *(a) 129 5,319
Bayer AG (Registered) (2)(a) 791 26,333
Continental AG (2)(a) 259 17,134
Deutsche Lufthansa AG
(Registered) (2)(a) 4,799 40,730
E.ON SE (2)(a) 2,078 39,140
Evonik Industries AG (2)(a) 556 9,668
Fresenius Medical Care AG (2)(a) 1,018 53,789
GEA Group AG (2)(a) 396 29,277
HUGO BOSS AG (2)(a) 120 5,722
Mercedes-Benz Group AG (2)(a) 1,133 71,413
Nemetschek SE (2)(a) 163 21,272
Rational AG (2)(a) 18 13,755
RENK Group AG (2)(a) 237 24,535
Rheinmetall AG (2)(a) 12 28,070
RWE AG (2)(a) 1,402 62,359
Scout24 SE (2)(a)(b) 172 21,579
Siemens Healthineers AG (2)(a)(b) 83 4,496
Talanx AG (2)(a) 180 23,999
Zalando SE (2)*(a)(b) 224 6,874
606,439
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. (2)(a) 1,500 19,175
Italy - 2 .9%
Amplifon SpA (2)(a) 627 10,226
Banca Monte dei Paschi di Siena
SpA (2)(a) 4,706 41,875
Banco BPM SpA (2)(a) 1,687 25,319
Eni SpA (2)(a) 243 4,252
Generali (2)(a) 1,753 68,893
Intesa Sanpaolo SpA (2)(a) 5,759 38,120
Leonardo SpA (2)(a) 1,839 117,672
Nexi SpA (2)(a)(b) 3,906 22,129
Pirelli & C SpA (2)(a)(b) 5,489 37,466
INVESTMENTS SHARES VALUE ($)
Italy - 2.9% (continued)
Poste Italiane SpA (2)(a)(b) 2,964 70,457
Reply SpA (2)(a) 110 15,702
Snam SpA (2)(a) 1,246 7,481
Telecom Italia SpA (2)*(a) 43,969 23,037
UniCredit SpA (2)(a) 987 75,106
557,735
Japan - 19 .5%
ABC-Mart, Inc. (2)(a) 1,000 19,836
AGC, Inc. (2)(a) 400 13,045
Aisin Corp. (2)(a) 1,700 29,359
Ajinomoto Co., Inc. (2)(a) 1,400 40,137
ANA Holdings, Inc. (2)(a) 1,900 36,707
Asahi Kasei Corp. (2)(a) 7,600 59,734
Astellas Pharma, Inc. (2)(a) 7,200 78,480
BayCurrent, Inc. (2)(a) 200 11,753
Brother Industries Ltd. (2)(a) 1,600 26,735
Canon, Inc. (2)(a) 3,500 102,141
Central Japan Railway Co. (2)(a) 1,300 37,271
Chubu Electric Power Co., Inc. (2)
(a) 2,200 30,554
Concordia Financial Group Ltd. (2)
(a) 6,000 45,936
Dai Nippon Printing Co. Ltd. (2)(a) 2,200 37,410
Dai-ichi Life Holdings, Inc. (2)(a) 7,100 55,850
Daiichi Sankyo Co. Ltd. (2)(a) 4,800 108,000
Denso Corp. (2)(a) 800 11,513
Dentsu Group, Inc. (2)(a) 700 15,280
Disco Corp. (2)(a) 100 31,354
ENEOS Holdings, Inc. (2)(a) 6,300 39,899
FANUC Corp. (2)(a) 1,000 28,737
Fujitsu Ltd. (2)(a) 2,700 63,338
Fukuoka Financial Group, Inc. (2)(a) 1,300 38,881
Hirose Electric Co. Ltd. (2)(a) 100 12,440
Hitachi Ltd. (2)(a) 800 21,194
Honda Motor Co. Ltd. (2)(a) 1,400 14,447
Hulic Co. Ltd. (2)(a) 400 4,382
IHI Corp. (2)(a) 4,200 78,222
Iida Group Holdings Co. Ltd. (2)(a) 800 12,758
Inpex Corp. (2)(a) 2,200 39,612
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 5,300 97,743
Japan Airlines Co. Ltd. (2)(a) 700 14,095
Japan Post Bank Co. Ltd. (2)(a) 6,300 77,143
Japan Post Holdings Co. Ltd. (2)(a) 4,500 44,664
Kajima Corp. (2)(a) 200 5,829
Kansai Electric Power Co., Inc.
(The) (2)(a) 400 5,722
Kao Corp. (2)(a) 2,300 100,236
Keisei Electric Railway Co. Ltd. (2)
(a) 1,500 13,913
Kirin Holdings Co. Ltd. (2)(a) 400 5,860
Kobe Bussan Co. Ltd. (2)(a) 200 5,512
Kobe Steel Ltd. (2)(a) 2,200 25,997
Koito Manufacturing Co. Ltd. (2)(a) 700 10,593
Komatsu Ltd. (2)(a) 800 27,870
Kyoto Financial Group, Inc. (2)(a) 1,400 29,666
Kyowa Kirin Co. Ltd. (2)(a) 200 3,127
Kyushu Electric Power Co., Inc. (2)
(a) 600 5,994

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 19.5% (continued)
LY Corp. (2)(a) 17,500 56,175
Marubeni Corp. (2)(a) 1,900 47,409
MatsukiyoCocokara & Co. (a) 200 4,063
MINEBEA MITSUMI, Inc. (2)(a) 3,400 63,889
MISUMI Group, Inc. (2)(a) 600 9,345
Mitsubishi Chemical Group Corp.
(2)(a) 10,500 60,314
Mitsubishi Corp. (2)(a) 2,200 52,447
Mitsubishi UFJ Financial Group, Inc.
(2)(a) 500 8,066
Mitsui Chemicals, Inc. (2)(a) 2,400 59,988
Mizuho Financial Group, Inc. (2)(a) 2,400 80,678
Murata Manufacturing Co. Ltd. (2)(a) 200 3,797
Nexon Co. Ltd. (2)(a) 2,100 46,086
Nippon Building Fund, Inc., REIT (a) 1 943
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,600 36,327
Nippon Steel Corp. (2)(a) 16,000 65,900
Nippon Yusen KK (2)(a) 500 17,063
Nissan Chemical Corp. (2)(a) 900 32,601
Niterra Co. Ltd. (2)(a) 500 19,287
Nomura Holdings, Inc. (2)(a) 1,000 7,329
Obayashi Corp. (2)(a) 300 4,924
Obic Co. Ltd. (2)(a) 700 24,397
Oji Holdings Corp. (2)(a) 2,900 15,867
Ono Pharmaceutical Co. Ltd. (2)(a) 1,500 17,371
Oracle Corp. Japan (2)(a) 300 30,631
ORIX Corp. (2)(a) 2,500 65,615
Panasonic Holdings Corp. (2)(a) 9,900 107,456
Recruit Holdings Co. Ltd. (2)(a) 1,400 75,269
Renesas Electronics Corp. (2)(a) 3,400 39,118
Resona Holdings, Inc. (2)(a) 4,600 46,908
Resonac Holdings Corp. (2)(a) 400 13,547
Sanwa Holdings Corp. (2)(a) 1,600 45,742
Seibu Holdings, Inc. (2)(a) 100 3,619
Seiko Epson Corp. (2)(a) 2,500 31,981
Seven & i Holdings Co. Ltd. (2)(a) 200 2,684
Shimamura Co. Ltd. (2)(a) 300 20,060
Shimizu Corp. (2)(a) 3,600 50,572
Shin-Etsu Chemical Co. Ltd. (2)(a) 1,100 36,018
Shionogi & Co. Ltd. (2)(a) 1,200 21,144
Shizuoka Financial Group, Inc. (2)
(a) 2,600 35,566
Sojitz Corp. (2)(a) 2,100 55,539
Sony Financial Group, Inc. * 800 887
Sony Group Corp. (2)(a) 800 22,997
Square Enix Holdings Co. Ltd. (2)(a) 900 19,368
Sumitomo Corp. (2)(a) 1,300 37,613
Sumitomo Electric Industries Ltd.
(2)(a) 700 19,918
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 1,000 29,024
Sysmex Corp. (2)(a) 400 4,945
Takeda Pharmaceutical Co. Ltd. (2)
(a) 1,500 44,056
TBS Holdings, Inc. (2)(a) 400 15,171
Tokio Marine Holdings, Inc. (2)(a) 100 4,232
Tokyo Century Corp. (2)(a) 1,100 14,011
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 6,300 29,510
INVESTMENTS SHARES VALUE ($)
Japan - 19.5% (continued)
Tokyo Electron Ltd. (2)(a) 600 106,360
Tokyo Gas Co. Ltd. (2)(a) 1,200 42,670
Tokyu Corp. (2)(a) 2,200 26,830
TOPPAN Holdings, Inc. (2)(a) 900 23,060
Toray Industries, Inc. (2)(a) 400 2,552
Tosoh Corp. (2)(a) 200 2,959
TOTO Ltd. (2)(a) 200 5,260
Toyota Motor Corp. (2)(a) 2,700 51,857
Toyota Tsusho Corp. (2)(a) 1,200 33,219
Unicharm Corp. (a) 600 3,892
USS Co. Ltd. (2)(a) 2,800 32,146
West Japan Railway Co. (2)(a) 100 2,193
Yamato Holdings Co. Ltd. (2)(a) 2,800 44,758
Yamazaki Baking Co. Ltd. (2)(a) 400 8,905
Yokogawa Electric Corp. (2)(a) 1,400 40,178
Zensho Holdings Co. Ltd. (2)(a) 100 6,533
3,709,808
Macau - 0 .1%
Galaxy Entertainment Group Ltd. (2) 2,000 10,997
Netherlands - 1 .5%
Aalberts NV (2)(a) 495 16,320
ABN AMRO Bank NV, CVA (2)(a)(b) 945 30,315
Arcadis NV (2)(a) 170 8,584
Argenx SE (2)*(a) 26 19,210
ASM International NV (2)(a) 59 35,586
ASML Holding NV (2)(a) 15 14,628
ASR Nederland NV (2)(a) 672 45,729
Heineken NV (2)(a) 586 45,889
ING Groep NV (2)(a) 330 8,651
NN Group NV (2)(a) 478 33,707
OCI NV (2)*(a) 72 334
Wolters Kluwer NV (2)(a) 172 23,478
282,431
New Zealand - 0 .2%
Xero Ltd. (2)*(a) 437 45,599
Nigeria - 0 .1%
Airtel Africa plc (2)(b) 7,069 23,214
Norway - 0 .5%
Gjensidige Forsikring ASA (2)(a) 369 10,844
Kongsberg Gruppen ASA (2)(a) 1,100 35,153
Norsk Hydro ASA (2)(a) 415 2,822
Telenor ASA (2)(a) 2,660 44,138
TOMRA Systems ASA (2)(a) 158 2,369
95,326
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 50,427 44,767
EDP SA (2) 4,726 22,429
67,196
Singapore - 0 .3%
Genting Singapore Ltd. (2) 16,700 9,521
Sea Ltd., ADR * 163 29,132
Sembcorp Industries Ltd. (2) 1,900 8,877
STMicroelectronics NV (2) 120 3,392

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0.3% (continued)
United Overseas Bank Ltd. (2) 500 13,428
64,350
South Korea - 0 .0% †
Delivery Hero SE (2)*(b) 135 3,876
Spain - 1 .1%
ACS Actividades de Construccion y
Servicios SA (2)(a) 422 33,827
Aena SME SA (2)(a)(b) 1,236 33,791
Banco de Sabadell SA (2)(a) 2,427 9,473
Banco Santander SA (2)(a) 951 9,980
Bankinter SA (2)(a) 4,565 72,165
Enagas SA (a) 932 14,564
Fluidra SA (2)(a) 762 20,729
Indra Sistemas SA (2)(a) 162 7,254
Repsol SA (2)(a) 292 5,192
206,975
Sweden - 2 .2%
Alfa Laval AB (2)(a) 984 44,935
Autoliv, Inc. (a) 97 11,980
Elekta AB, Class B (2)(a) 782 3,961
Essity AB, Class B (2)(a) 714 18,663
Evolution AB (2)(a)(b) 1,265 104,140
Husqvarna AB, Class B (2)(a) 2,391 12,780
SSAB AB, Class B (2)(a) 551 3,213
Svenska Handelsbanken AB, Class
A (2)(a) 2,987 38,973
Swedbank AB, Class A (2)(a) 1,159 34,985
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 9,650 79,960
Telia Co. AB (2)(a) 15,956 60,872
Volvo AB, Class B (2)(a) 386 11,100
425,562
Switzerland - 2 .0%
ABB Ltd. (Registered) (2)(a) 390 28,222
Adecco Group AG (Registered) (2)
(a) 1,253 35,300
Baloise Holding AG (Registered) (2)
(a) 1 248
BKW AG (2)(a) 34 7,292
Clariant AG (Registered) (2)*(a) 703 6,540
DSM-Firmenich AG (2)(a) 105 8,958
Flughafen Zurich AG (Registered)
(2)(a) 110 33,681
Galderma Group AG (2)(a) 40 7,072
Geberit AG (Registered) (2)(a) 29 21,901
Givaudan SA (Registered) (2)(a) 9 36,711
Helvetia Holding AG (Registered)
(2)(a) 12 2,949
Kuehne + Nagel International AG
(Registered) (2)(a) 323 60,445
SGS SA (Registered) (2)(a) 569 59,130
Swissquote Group Holding SA
(Registered) (2)(a) 20 14,068
Zurich Insurance Group AG (2)(a) 85 60,758
383,275
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5 .3%
B&M European Value Retail SA (2)
(a) 9,759 34,427
Barclays plc (2)(a) 6,349 32,668
Beazley plc (2)(a) 238 2,911
Burberry Group plc (2)*(a) 1,742 27,519
Centrica plc (2)(a) 32,053 71,978
CK Hutchison Holdings Ltd. (2)(a) 1,500 9,855
Compass Group plc (2)(a) 2,723 92,815
easyJet plc (2)(a) 508 3,176
Entain plc (2)(a) 1,554 18,366
Hiscox Ltd. (2)(a) 2,559 47,234
Howden Joinery Group plc (2)(a) 813 9,249
ICG plc (2)(a) 448 13,451
InterContinental Hotels Group plc
(2)(a) 342 41,351
International Consolidated Airlines
Group SA (2)(a) 5,382 28,166
ITV plc (2)(a) 19,806 21,372
Kingfisher plc (2)(a) 16,420 68,402
Lloyds Banking Group plc (2)(a) 61,672 69,787
NatWest Group plc (2)(a) 5,759 40,678
Next plc (2)(a) 133 22,172
Pennon Group plc (2)(a) 18 114
Persimmon plc (2)(a) 276 4,312
Rightmove plc (2)(a) 90 859
Rolls-Royce Holdings plc (2)(a) 5,551 89,228
RS GROUP plc (2)(a) 988 7,573
Taylor Wimpey plc (2)(a) 19,028 26,434
TechnipFMC plc (a) 2,313 91,247
Tesco plc (2)(a) 8,635 51,756
United Utilities Group plc (2)(a) 202 3,121
Vodafone Group plc (2)(a) 65,547 76,225
1,006,446
United States - 71 .6%
A O Smith Corp. (a) 148 10,865
Abercrombie & Fitch Co., Class A
*(a) 581 49,705
Acuity, Inc. (a) 36 12,398
Adobe, Inc. *(a) 313 110,410
ADT, Inc. (a) 1,566 13,640
Advanced Micro Devices, Inc. *(a) 17 2,750
Aflac, Inc. (a) 389 43,451
AGCO Corp. (a) 50 5,354
Agilent Technologies, Inc. (a) 301 38,633
Air Lease Corp., Class A (a) 503 32,016
Airbnb, Inc., Class A *(a) 284 34,483
Akamai Technologies, Inc. *(a) 596 45,153
Albemarle Corp. (a) 126 10,216
Alexandria Real Estate Equities,
Inc., REIT (a) 480 40,003
Align Technology, Inc. *(a) 176 22,039
Allison Transmission Holdings, Inc.
(a) 215 18,249
Alnylam Pharmaceuticals, Inc. *(a) 75 34,200
Amcor plc (a) 1,289 10,544
Amdocs Ltd. (a) 365 29,948
American Electric Power Co., Inc.
(a) 327 36,788

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
American International Group, Inc.
(a) 366 28,746
Ameriprise Financial, Inc. (a) 51 25,054
AMETEK, Inc. (a) 14 2,632
Amkor Technology, Inc. (a) 149 4,232
Amphenol Corp., Class A (a) 81 10,024
Analog Devices, Inc. (a) 55 13,514
Antero Resources Corp. *(a) 1,118 37,520
APA Corp. 372 9,032
Apellis Pharmaceuticals, Inc. * 611 13,827
Arch Capital Group Ltd. (a) 181 16,422
Arista Networks, Inc. *(a) 182 26,519
Armstrong World Industries, Inc. (a) 23 4,508
Arrow Electronics, Inc. *(a) 488 59,048
ASGN, Inc. *(a) 287 13,589
Ashland, Inc. (a) 843 40,388
AutoNation, Inc. *(a) 180 39,379
AutoZone, Inc. *(a) 21 90,095
Avnet, Inc. (a) 463 24,206
Axalta Coating Systems Ltd. *(a) 1,133 32,426
Axis Capital Holdings Ltd. (a) 705 67,539
Bank of New York Mellon Corp.
(The) (a) 499 54,371
Bath & Body Works, Inc. (a) 757 19,500
Becton Dickinson & Co. (a) 61 11,417
BellRing Brands, Inc. *(a) 388 14,104
Berkshire Hathaway, Inc., Class B
*(a) 14 7,038
Best Buy Co., Inc. (a) 852 64,428
Biogen, Inc. *(a) 314 43,985
BioMarin Pharmaceutical, Inc. *(a) 1,254 67,917
Blackbaud, Inc. *(a) 165 10,611
Booking Holdings, Inc. (a) 9 48,593
Booz Allen Hamilton Holding Corp.,
Class A 673 67,266
BorgWarner, Inc. (a) 1,531 67,303
Boston Beer Co., Inc. (The), Class
A *(a) 34 7,188
Boston Scientific Corp. *(a) 63 6,151
BP plc (2)(a) 12,020 69,015
Bright Horizons Family Solutions,
Inc. *(a) 144 15,634
Brighthouse Financial, Inc. *(a) 245 13,005
Brink's Co. (The) (a) 260 30,384
Bristol-Myers Squibb Co. (a) 1,188 53,579
Broadridge Financial Solutions, Inc.
(a) 99 23,579
BRP, Inc. (a) 149 9,060
Cabot Corp. (a) 566 43,044
CACI International, Inc., Class A *(a) 61 30,426
Camden Property Trust, REIT (a) 181 19,327
Capital One Financial Corp. (a) 179 38,052
CarMax, Inc. *(a) 880 39,486
Carpenter Technology Corp. (a) 73 17,924
Carrier Global Corp. (a) 63 3,761
Celsius Holdings, Inc. *(a) 279 16,040
Cencora, Inc. (a) 29 9,063
Centene Corp. *(a) 2,675 95,444
CF Industries Holdings, Inc. (a) 125 11,213
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
Charles River Laboratories
International, Inc. *(a) 87 13,612
Charles Schwab Corp. (The) (a) 41 3,914
Charter Communications, Inc., Class
A *(a) 354 97,387
Cheniere Energy, Inc. (a) 68 15,979
Chewy, Inc., Class A *(a) 1,078 43,605
Chord Energy Corp. (a) 125 12,421
Chubb Ltd. (a) 277 78,183
Church & Dwight Co., Inc. (a) 29 2,541
Churchill Downs, Inc. (a) 283 27,454
Ciena Corp. *(a) 334 48,654
Cincinnati Financial Corp. (a) 20 3,162
Cirrus Logic, Inc. *(a) 115 14,408
Citigroup, Inc. (a) 287 29,131
Citizens Financial Group, Inc. (a) 956 50,821
Civitas Resources, Inc. (a) 554 18,005
Clorox Co. (The) (a) 38 4,685
Cloudflare, Inc., Class A *(a) 63 13,519
CME Group, Inc. (a) 15 4,053
CNA Financial Corp. (a) 742 34,473
CNO Financial Group, Inc. (a) 275 10,876
CNX Resources Corp. *(a) 8 257
Coca-Cola Consolidated, Inc. (a) 325 38,077
Cognex Corp. (a) 510 23,103
Comfort Systems USA, Inc. (a) 80 66,014
Commerce Bancshares, Inc. (a) 21 1,255
Commercial Metals Co. (a) 233 13,346
Commvault Systems, Inc. *(a) 273 51,537
Concentrix Corp. (a) 875 40,381
Confluent, Inc., Class A *(a) 368 7,286
Cooper Cos., Inc. (The) *(a) 89 6,102
Copart, Inc. *(a) 735 33,053
COPT Defense Properties, REIT (a) 84 2,441
Corcept Therapeutics, Inc. *(a) 331 27,509
Corebridge Financial, Inc. (a) 77 2,468
Coterra Energy, Inc. (a) 167 3,950
Crane Co. (a) 169 31,120
CRH plc (a) 484 58,032
Crocs, Inc. * 298 24,898
Crown Holdings, Inc. (a) 662 63,943
CSX Corp. (a) 79 2,805
Cummins, Inc. (a) 86 36,324
Curtiss-Wright Corp. (a) 72 39,092
CVS Health Corp. (a) 257 19,375
Danaher Corp. (a) 244 48,375
Darden Restaurants, Inc. (a) 167 31,790
Dayforce, Inc. *(a) 129 8,887
Dell Technologies, Inc., Class C (a) 70 9,924
DENTSPLY SIRONA, Inc. (a) 1,526 19,365
Devon Energy Corp. (a) 1,177 41,266
Dick's Sporting Goods, Inc. (a) 134 29,777
Docusign, Inc., Class A *(a) 248 17,878
Dolby Laboratories, Inc., Class A (a) 280 20,264
Dollar General Corp. (a) 322 33,279
Dover Corp. (a) 350 58,391
DR Horton, Inc. (a) 413 69,991
DraftKings, Inc., Class A *(a) 1,490 55,726
DTE Energy Co. (a) 90 12,729
Duolingo, Inc., Class A *(a) 62 19,954

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
DuPont de Nemours, Inc. (a) 451 35,133
DXC Technology Co. *(a) 152 2,072
Eagle Materials, Inc. (a) 20 4,661
East West Bancorp, Inc. (a) 206 21,929
Ecolab, Inc. (a) 107 29,303
Edison International (a) 1,192 65,894
Edwards Lifesciences Corp. *(a) 224 17,420
Elastic NV *(a) 249 21,038
Elevance Health, Inc. (a) 119 38,451
elf Beauty, Inc. *(a) 54 7,154
Eli Lilly & Co. (a) 62 47,306
EMCOR Group, Inc. (a) 72 46,767
Encompass Health Corp. (a) 186 23,626
EnerSys (a) 78 8,811
Equifax, Inc. (a) 35 8,979
Equinix, Inc., REIT (a) 21 16,448
Evercore, Inc., Class A (a) 90 30,359
Everest Group Ltd. (a) 286 100,166
Exact Sciences Corp. *(a) 416 22,759
Exelixis, Inc. *(a) 1,564 64,593
ExlService Holdings, Inc. *(a) 386 16,996
Expand Energy Corp. (a) 71 7,543
Expedia Group, Inc. (a) 418 89,348
Extra Space Storage, Inc., REIT (a) 551 77,658
Exxon Mobil Corp. (a) 94 10,599
F5, Inc. *(a) 16 5,171
Federated Hermes, Inc., Class B 265 13,761
FedEx Corp. (a) 463 109,179
Ferguson Enterprises, Inc. (a) 64 14,373
Fidelity National Financial, Inc. (a) 1,238 74,887
Fidelity National Information
Services, Inc. (a) 38 2,506
Fifth Third Bancorp (a) 616 27,443
First Hawaiian, Inc. (a) 338 8,393
FirstCash Holdings, Inc. (a) 139 22,020
Fiserv, Inc. *(a) 19 2,450
Flowserve Corp. (a) 606 32,203
Freeport-McMoRan, Inc. (a) 661 25,924
Freshpet, Inc. *(a) 190 10,471
Gap, Inc. (The) (a) 2,292 49,026
Garmin Ltd. (a) 183 45,058
Gartner, Inc. *(a) 64 16,824
Gates Industrial Corp. plc *(a) 300 7,446
GE Aerospace (a) 45 13,537
GE HealthCare Technologies, Inc.
(a) 144 10,814
GE Vernova, Inc. (a) 70 43,043
General Dynamics Corp. (a) 203 69,223
General Motors Co. (a) 1,955 119,195
Genpact Ltd. (a) 809 33,889
GFL Environmental, Inc. (a) 488 23,129
GLOBALFOUNDRIES, Inc. *(a) 355 12,723
Globe Life, Inc. (a) 231 33,026
GoDaddy, Inc., Class A *(a) 435 59,521
Graham Holdings Co., Class B (a) 20 23,546
Greif, Inc., Class A (a) 374 22,350
GSK plc (2)(a) 2,668 57,287
Guidewire Software, Inc. *(a) 185 42,524
H&R Block, Inc. (a) 573 28,977
Haemonetics Corp. *(a) 431 21,007
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
Halozyme Therapeutics, Inc. *(a) 339 24,862
Hartford Insurance Group, Inc. (The)
(a) 258 34,415
Hasbro, Inc. (a) 469 35,574
Hayward Holdings, Inc. *(a) 414 6,260
HCA Healthcare, Inc. (a) 39 16,622
HealthEquity, Inc. *(a) 835 79,133
Hilton Worldwide Holdings, Inc. (a) 44 11,415
Holcim AG (2)(a) 1,088 92,833
Hologic, Inc. *(a) 136 9,179
Host Hotels & Resorts, Inc., REIT (a) 844 14,365
HP, Inc. (a) 958 26,086
HubSpot, Inc. *(a) 51 23,858
Humana, Inc. (a) 64 16,651
Huntington Bancshares, Inc. (a) 514 8,877
Huntington Ingalls Industries, Inc. (a) 105 30,231
Huntsman Corp. (a) 2,357 21,166
Illinois Tool Works, Inc. (a) 105 27,380
Illumina, Inc. *(a) 241 22,888
Incyte Corp. *(a) 1,215 103,043
Ingredion, Inc. (a) 53 6,472
Insmed, Inc. *(a) 53 7,633
Insulet Corp. *(a) 9 2,779
Intel Corp. *(a) 2,873 96,389
International Bancshares Corp. (a) 236 16,225
International Business Machines
Corp. (a) 62 17,494
International Flavors & Fragrances,
Inc. (a) 332 20,431
Invesco Ltd. (a) 1,579 36,222
Invitation Homes, Inc., REIT (a) 421 12,348
IQVIA Holdings, Inc. *(a) 311 59,071
Iron Mountain, Inc., REIT (a) 155 15,801
ITT, Inc. (a) 182 32,534
J M Smucker Co. (The) (a) 178 19,331
Jacobs Solutions, Inc. (a) 282 42,261
Janus Henderson Group plc (a) 873 38,857
Jazz Pharmaceuticals plc *(a) 185 24,383
JB Hunt Transport Services, Inc. (a) 657 88,150
Johnson & Johnson (a) 449 83,254
JPMorgan Chase & Co. (a) 108 34,066
KB Home (a) 619 39,393
KBR, Inc. (a) 408 19,294
Kemper Corp. (a) 630 32,477
Keurig Dr Pepper, Inc. (a) 93 2,372
Kimco Realty Corp., REIT (a) 325 7,101
Kinder Morgan, Inc. (a) 670 18,968
Knight-Swift Transportation
Holdings, Inc., Class A (a) 608 24,022
Kyndryl Holdings, Inc. *(a) 632 18,979
Lam Research Corp. (a) 354 47,401
Lamar Advertising Co., Class A,
REIT 443 54,232
Leidos Holdings, Inc. (a) 182 34,391
Lennox International, Inc. (a) 30 15,881
Leonardo DRS, Inc. (a) 397 18,024
Light & Wonder, Inc. *(a) 166 13,934
Lincoln Electric Holdings, Inc. (a) 66 15,565
Lithia Motors, Inc., Class A 20 6,320
Littelfuse, Inc. (a) 36 9,324

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
LivaNova plc *(a) 173 9,062
LKQ Corp. (a) 301 9,193
Lockheed Martin Corp. (a) 25 12,480
Louisiana-Pacific Corp. (a) 206 18,301
Lowe's Cos., Inc. (a) 46 11,560
Lyft, Inc., Class A *(a) 2,608 57,402
Manhattan Associates, Inc. *(a) 312 63,954
ManpowerGroup, Inc. (a) 783 29,676
MarketAxess Holdings, Inc. (a) 144 25,092
MasTec, Inc. *(a) 69 14,684
Matador Resources Co. (a) 460 20,668
Match Group, Inc. (a) 87 3,073
Mattel, Inc. *(a) 699 11,764
Medpace Holdings, Inc. *(a) 132 67,869
Medtronic plc (a) 192 18,286
Merck & Co., Inc. (a) 1,085 91,064
MetLife, Inc. (a) 638 52,552
MGIC Investment Corp. (a) 1,575 44,683
MGM Resorts International *(a) 1,869 64,780
Microchip Technology, Inc. (a) 69 4,431
Micron Technology, Inc. (a) 405 67,765
Mohawk Industries, Inc. *(a) 302 38,934
Molina Healthcare, Inc. *(a) 523 100,081
MongoDB, Inc., Class A *(a) 104 32,280
Morningstar, Inc. (a) 46 10,672
Mosaic Co. (The) (a) 1,762 61,106
MSCI, Inc., Class A (a) 74 41,988
Mueller Industries, Inc. (a) 496 50,151
Murphy Oil Corp. 200 5,682
Nasdaq, Inc. (a) 70 6,192
Natera, Inc. *(a) 389 62,617
National Fuel Gas Co. (a) 301 27,803
NetApp, Inc. (a) 289 34,235
Neurocrine Biosciences, Inc. *(a) 471 66,119
New York Times Co. (The), Class
A (a) 777 44,600
Newmont Corp. (a) 65 5,480
News Corp., Class A 1,860 57,121
Nexstar Media Group, Inc., Class A 124 24,520
Northrop Grumman Corp. (a) 23 14,014
Northwestern Energy Group, Inc. (a) 407 23,854
Novartis AG (Registered) (2)(a) 1,359 174,737
Nucor Corp. (a) 47 6,365
Nutanix, Inc., Class A *(a) 407 30,277
NVIDIA Corp. (a) 90 16,792
Occidental Petroleum Corp. (a) 338 15,971
Okta, Inc., Class A *(a) 152 13,938
Old National Bancorp (a) 112 2,458
Old Republic International Corp. (a) 1,968 83,581
Olin Corp. (a) 168 4,198
Omega Healthcare Investors, Inc.,
REIT (a) 528 22,292
Omnicom Group, Inc. (a) 115 9,376
OneMain Holdings, Inc. 120 6,775
Oracle Corp. (a) 97 27,280
Organon & Co. (a) 652 6,963
Oshkosh Corp. 55 7,134
Otis Worldwide Corp. (a) 408 37,303
Ovintiv, Inc. (a) 953 38,482
Owens Corning (a) 242 34,233
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
PACCAR, Inc. (a) 85 8,357
Packaging Corp. of America (a) 235 51,214
Palantir Technologies, Inc., Class
A *(a) 370 67,495
Palo Alto Networks, Inc. *(a) 289 58,846
Park Hotels & Resorts, Inc., REIT (a) 893 9,894
Paylocity Holding Corp. *(a) 188 29,943
PayPal Holdings, Inc. *(a) 57 3,822
PBF Energy, Inc., Class A (a) 695 20,968
Pegasystems, Inc. (a) 223 12,823
Penske Automotive Group, Inc. (a) 94 16,348
Pentair plc (a) 208 23,038
Penumbra, Inc. *(a) 48 12,159
PepsiCo, Inc. (a) 610 85,668
Pfizer, Inc. (a) 320 8,154
PG&E Corp. (a) 7,387 111,395
Philip Morris International, Inc. (a) 171 27,736
Phillips 66 (a) 233 31,693
Pilgrim's Pride Corp. (a) 864 35,182
Pinnacle Financial Partners, Inc. (a) 671 62,933
Pinterest, Inc., Class A *(a) 510 16,407
Playtika Holding Corp. (a) 895 3,482
PNC Financial Services Group, Inc.
(The) (a) 570 114,529
Polaris, Inc. (a) 271 15,753
Popular, Inc. 340 43,183
PPG Industries, Inc. (a) 144 15,136
Primerica, Inc. (a) 26 7,217
Principal Financial Group, Inc. (a) 365 30,262
Procter & Gamble Co. (The) (a) 265 40,717
Progressive Corp. (The) (a) 227 56,058
Prologis, Inc., REIT (a) 208 23,820
Prosperity Bancshares, Inc. 973 64,559
Prudential Financial, Inc. (a) 123 12,760
Public Storage, REIT (a) 93 26,863
Pure Storage, Inc., Class A *(a) 255 21,372
Qorvo, Inc. *(a) 41 3,734
Qualys, Inc. *(a) 220 29,113
Range Resources Corp. (a) 543 20,439
Regeneron Pharmaceuticals, Inc. (a) 132 74,220
Regions Financial Corp. (a) 95 2,505
Reinsurance Group of America, Inc.
(a) 107 20,558
RenaissanceRe Holdings Ltd. 113 28,694
Republic Services, Inc., Class A (a) 99 22,719
Rexford Industrial Realty, Inc., REIT
(a) 167 6,865
Reynolds Consumer Products, Inc.
(a) 824 20,163
Robert Half, Inc. (a) 1,358 46,145
Robinhood Markets, Inc., Class A
*(a) 54 7,732
ROBLOX Corp., Class A *(a) 872 120,788
Roche Holding AG (2)(a) 158 52,611
Roku, Inc., Class A *(a) 577 57,775
Rubrik, Inc., Class A *(a) 320 26,320
Ryder System, Inc. (a) 149 28,107
Salesforce, Inc. (a) 107 25,359
Sandisk Corp. *(a) 256 28,723
Sanofi SA (2)(a) 575 54,449

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
Science Applications International
Corp. (a) 248 24,644
Seagate Technology Holdings plc (a) 188 44,379
Selective Insurance Group, Inc. (a) 846 68,585
SentinelOne, Inc., Class A *(a) 637 11,218
Service Corp. International (a) 160 13,315
Silicon Laboratories, Inc. *(a) 136 17,834
Simon Property Group, Inc., REIT
(a) 94 17,641
Snowflake, Inc., Class A *(a) 163 36,765
Sonoco Products Co. (a) 531 22,881
SOUTHSTATE BANK Corp. (a) 330 32,627
SS&C Technologies Holdings, Inc.
(a) 242 21,480
State Street Corp. (a) 27 3,132
Steel Dynamics, Inc. (a) 52 7,250
STERIS plc (a) 184 45,529
Stifel Financial Corp. (a) 106 12,028
Swiss Re AG (2)(a) 67 12,444
Synaptics, Inc. *(a) 37 2,529
Synchrony Financial (a) 309 21,954
Synovus Financial Corp. (a) 479 23,509
Take-Two Interactive Software, Inc.
*(a) 77 19,894
Tapestry, Inc. (a) 741 83,896
Taylor Morrison Home Corp., Class
A *(a) 500 33,005
Teleflex, Inc. (a) 409 50,045
Tenet Healthcare Corp. *(a) 445 90,353
Teradata Corp. *(a) 517 11,121
Texas Capital Bancshares, Inc. *(a) 625 52,831
Texas Pacific Land Corp. (a) 18 16,806
Texas Roadhouse, Inc., Class A (a) 566 94,041
Textron, Inc. (a) 560 47,314
Thermo Fisher Scientific, Inc. (a) 53 25,706
TJX Cos., Inc. (The) (a) 381 55,070
T-Mobile US, Inc. (a) 33 7,900
Toll Brothers, Inc. (a) 407 56,223
Toro Co. (The) (a) 392 29,870
Trane Technologies plc (a) 22 9,283
Travel + Leisure Co. (a) 152 9,042
Travelers Cos., Inc. (The) (a) 213 59,474
Trex Co., Inc. *(a) 333 17,206
Truist Financial Corp. (a) 763 34,884
Tyson Foods, Inc., Class A (a) 1,603 87,043
Union Pacific Corp. (a) 217 51,292
United Parcel Service, Inc., Class
B (a) 503 42,016
United Therapeutics Corp. *(a) 114 47,790
UnitedHealth Group, Inc. (a) 129 44,544
Universal Health Services, Inc.,
Class B (a) 132 26,986
Unum Group (a) 94 7,311
Valmont Industries, Inc. (a) 19 7,367
Veeva Systems, Inc., Class A *(a) 100 29,791
Ventas, Inc., REIT (a) 531 37,165
Veralto Corp. (a) 322 34,328
VeriSign, Inc. (a) 420 117,418
Vertex Pharmaceuticals, Inc. *(a) 48 18,799
Vertiv Holdings Co., Class A (a) 157 23,685
INVESTMENTS SHARES VALUE ($)
United States - 71.6% (continued)
VF Corp. (a) 35 505
Viatris, Inc. (a) 2,805 27,770
Vontier Corp. (a) 369 15,487
Vulcan Materials Co. (a) 65 19,995
Walmart, Inc. (a) 1,418 146,138
Waters Corp. *(a) 42 12,592
Watts Water Technologies, Inc.,
Class A (a) 79 22,063
Weatherford International plc (a) 421 28,809
Welltower, Inc., REIT (a) 300 53,442
WESCO International, Inc. (a) 54 11,421
West Pharmaceutical Services, Inc.
(a) 149 39,087
Westinghouse Air Brake
Technologies Corp. (a) 159 31,875
Weyerhaeuser Co., REIT (a) 149 3,694
Williams Cos., Inc. (The) (a) 194 12,290
Woodward, Inc. (a) 81 20,470
Workday, Inc., Class A *(a) 142 34,184
Xylem, Inc. (a) 101 14,898
Zebra Technologies Corp., Class
A *(a) 75 22,287
Zimmer Biomet Holdings, Inc. (a) 217 21,375
Zions Bancorp NA (a) 364 20,595
Zoetis, Inc., Class A (a) 315 46,091
Zoom Communications, Inc., Class
A *(a) 368 30,360
Zscaler, Inc. *(a) 219 65,626
13,627,501
TOTAL COMMON STOCKS
(Cost $23,296,413) 24,804,762
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .7%
U.S. Treasury Inflation-Linked Notes
2.13%, 1/15/2035 (2)(c)(d)
(Cost $312,633) $ 307,092 316,135
Cost: $312,633 $–
SHARES
SHORT-TERM INVESTMENTS - 73.0%
INVESTMENT COMPANIES - 57 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (e)(f) 482,517 482,517
Limited Purpose Cash Investment
Fund, 4.13% (e) 10,446,478 10,444,389
TOTAL INVESTMENT COMPANIES
(Cost $10,924,915) 10,926,906
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 15 .5%
U.S. Treasury Bills
3.95%, 2/19/2026 (2)(g)
(Cost $2,954,410) 3,000,000 2,956,082
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,879,325) 13,882,988

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.2%
Put Option s - 0 .2%
Over-the-Counter
Equity Index Options - 0 .1%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 1,337,692
Expiration Date: 3/20/2026 (2) 2 8,682
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 668,846
Expiration Date: 3/20/2026 (2) 1 19,824
28,506
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 1,800,000 7,733
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 2,100,000 5,287
13,020
TOTAL PURCHASED OPTIONS
(Cost $52,331) 41,526
TOTAL LONG POSITIONS
(Cost $37,540,702) 39,045,411
SHARES
SHORT POSITIONS - (120.5)%
COMMON STOCKS - (120.1)%
Australia - ( 4 .2 ) %
ALS Ltd. (2) (987) (13,001)
Ampol Ltd. (2) (2,278) (45,025)
APA Group (2) (1,257) (7,379)
Atlas Arteria Ltd. (2) (4,176) (13,561)
Brambles Ltd. (2) (277) (4,545)
Cleanaway Waste Management
Ltd. (2) (1,318) (2,413)
Cochlear Ltd. (2) (323) (59,524)
Coles Group Ltd. (2) (1,415) (21,781)
Domino's Pizza Enterprises Ltd. (2) (1,731) (15,425)
Dyno Nobel Ltd. (2) (860) (1,762)
IDP Education Ltd. (2) (10,358) (45,022)
Insurance Australia Group Ltd. (2) (956) (5,180)
Macquarie Group Ltd. (2) (37) (5,371)
National Australia Bank Ltd. (2) (1,831) (53,414)
New Hope Corp. Ltd. (2) (2,873) (7,450)
NEXTDC Ltd. (2) (5,052) (56,677)
Origin Energy Ltd. (2) (2,260) (18,651)
Ramsay Health Care Ltd. (2) (1,509) (31,661)
INVESTMENTS SHARES VALUE ($)
Australia - (4.2)% (continued)
Reece Ltd. (2) (2,913) (21,752)
Rio Tinto plc (2) (695) (45,802)
Santos Ltd. (2) (4,095) (18,185)
SGH Ltd. (2) (361) (11,917)
Telix Pharmaceuticals Ltd. (2) (3,373) (32,607)
Transurban Group (2) (636) (5,803)
Treasury Wine Estates Ltd. (2) (10,758) (50,304)
Washington H Soul Pattinson & Co.
Ltd. (2) (517) (13,163)
Westpac Banking Corp. (2) (1,743) (44,908)
Woodside Energy Group Ltd. (2) (5,506) (83,146)
Woolworths Group Ltd. (2) (3,396) (59,933)
(795,362)
Belgium - ( 0 .6 ) %
D'ieteren Group (2) (73) (13,702)
Elia Group SA/NV (2) (275) (31,771)
Groupe Bruxelles Lambert NV (2) (1) (90)
KBC Group NV (2) (136) (16,298)
UCB SA (2) (163) (45,499)
(107,360)
Canada - ( 4 .1 ) %
Air Canada (2,607) (32,894)
Algonquin Power & Utilities Corp. (3,667) (19,709)
AtkinsRealis Group, Inc. (166) (11,980)
Bank of Montreal (23) (2,997)
BCE, Inc. (2,071) (48,393)
Bombardier, Inc., Class B (20) (2,803)
Brookfield Corp., Class A (637) (43,707)
CAE, Inc. (707) (20,935)
Cameco Corp. (466) (39,110)
Canadian Imperial Bank of
Commerce (136) (10,868)
Canadian Pacific Kansas City Ltd. (169) (12,587)
Canadian Tire Corp. Ltd., Class A (337) (40,117)
Canadian Utilities Ltd., Class A (316) (8,839)
Capital Power Corp. (607) (28,503)
Capstone Copper Corp. (458) (3,890)
Descartes Systems Group, Inc.
(The) (75) (7,062)
Dollarama, Inc. (48) (6,330)
Element Fleet Management Corp. (429) (11,110)
Finning International, Inc. (43) (1,998)
Gildan Activewear, Inc. (412) (23,802)
Hydro One Ltd. (b) (677) (24,153)
IGM Financial, Inc. (445) (16,199)
Keyera Corp. (815) (27,342)
Manulife Financial Corp. (216) (6,730)
MEG Energy Corp. (711) (14,346)
National Bank of Canada (171) (18,164)
Nutrien Ltd. (333) (19,556)
Onex Corp. (22) (1,952)
Open Text Corp. (261) (9,756)
RB Global, Inc. (131) (14,189)
Restaurant Brands International, Inc. (1,252) (80,317)
Rogers Communications, Inc., Class
B (1,581) (54,427)
Royal Bank of Canada (85) (12,528)
Shopify, Inc., Class A (116) (17,234)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (4.1)% (continued)
TC Energy Corp. (151) (8,210)
Teck Resources Ltd., Class B (148) (6,492)
Thomson Reuters Corp. (77) (11,956)
Toromont Industries Ltd. (105) (11,658)
West Fraser Timber Co. Ltd. (252) (17,131)
Whitecap Resources, Inc. (1,189) (9,073)
WSP Global, Inc. (71) (13,953)
(773,000)
Chile - ( 0 .3 ) %
Lundin Mining Corp. (4,046) (60,354)
Congo, the Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (919) (9,747)
Denmark - ( 1 .7 ) %
Carlsberg A/S, Class B (2) (379) (44,115)
Coloplast A/S, Class B (2) (70) (6,033)
Demant A/S (2) (312) (10,861)
DSV A/S (2) (417) (83,305)
Novo Nordisk A/S, Class B (2) (1,317) (73,333)
Novonesis Novozymes, Class B (2) (1,180) (72,622)
Tryg A/S (2) (1,175) (29,832)
(320,101)
Finland - ( 0 .9 ) %
Fortum OYJ (2) (1,911) (36,272)
Kesko OYJ, Class B (2) (825) (17,558)
Metso OYJ (2) (897) (12,365)
Nokia OYJ (2) (15,300) (73,574)
Orion OYJ, Class B (2) (424) (32,552)
(172,321)
France - ( 4 .5 ) %
Accor SA (2) (401) (19,052)
Air Liquide SA (2) (274) (57,090)
Airbus SE (2) (99) (23,119)
Alstom SA (2) (2,009) (52,568)
AXA SA (2) (375) (17,983)
BioMerieux (2) (219) (29,394)
Bollore SE (2) (1,223) (6,936)
Capgemini SE (2) (430) (62,727)
Cie de Saint-Gobain SA (2) (776) (84,081)
Cie Generale des Etablissements
Michelin SCA (2) (1,943) (69,975)
EssilorLuxottica SA (2) (481) (156,688)
Kering SA (2) (128) (42,892)
Legrand SA (2) (75) (12,462)
L'Oreal SA (2) (124) (53,876)
Pernod Ricard SA (2) (251) (24,711)
Publicis Groupe SA (2) (644) (61,974)
Remy Cointreau SA (2) (22) (1,193)
Renault SA (2) (174) (7,155)
Rexel SA (2) (913) (30,059)
SPIE SA (2) (679) (36,708)
Teleperformance SE (2) (64) (4,780)
Veolia Environnement SA (2) (67) (2,285)
(857,708)
INVESTMENTS SHARES VALUE ($)
Germany - ( 1 .9 ) %
Aurubis AG (2) (3) (376)
BASF SE (2) (421) (21,035)
Bayerische Motoren Werke AG (2) (35) (3,528)
Beiersdorf AG (2) (263) (27,519)
Carl Zeiss Meditec AG (2) (41) (2,045)
CTS Eventim AG & Co. KGaA (2) (319) (31,318)
Deutsche Boerse AG (2) (10) (2,678)
Deutsche Post AG (2) (1,177) (52,597)
Fraport AG Frankfurt Airport
Services Worldwide (2) (48) (4,154)
Freenet AG (2) (82) (2,624)
Heidelberg Materials AG (2) (172) (38,880)
Infineon Technologies AG (2) (736) (28,873)
KION Group AG (2) (547) (37,112)
Knorr-Bremse AG (2) (3) (282)
Merck KGaA (2) (325) (42,167)
MTU Aero Engines AG (2) (7) (3,229)
SAP SE (2) (42) (11,246)
Symrise AG, Class A (2) (501) (43,572)
TeamViewer SE (2)(b) (658) (6,719)
(359,954)
Hong Kong - ( 0 .1 ) %
Futu Holdings Ltd., ADR (48) (8,348)
Prudential plc (2) (1,251) (17,513)
(25,861)
Ireland - ( 0 .1 ) %
Aptiv plc (265) (22,848)
Italy - ( 1 .1 ) %
Azimut Holding SpA (2) (69) (2,673)
BPER Banca SpA (2) (2,387) (26,549)
Brunello Cucinelli SpA (2) (81) (8,874)
Ferrari NV (2) (214) (103,730)
FinecoBank Banca Fineco SpA (2) (552) (11,980)
Italgas SpA (2) (452) (4,164)
Prysmian SpA (2) (581) (57,822)
(215,792)
Japan - ( 16 .2 ) %
Advantest Corp. (2) (500) (49,471)
Aeon Co. Ltd. (2) (2,100) (25,490)
Asahi Group Holdings Ltd. (2) (300) (3,597)
Asahi Intecc Co. Ltd. (2) (200) (3,250)
Azbil Corp. (2) (1,200) (11,378)
Bandai Namco Holdings, Inc. (2) (400) (13,309)
Bridgestone Corp. (2) (400) (18,487)
Capcom Co. Ltd. (2) (700) (19,006)
Chiba Bank Ltd. (The) (2) (4,800) (50,316)
Chugai Pharmaceutical Co. Ltd. (2) (1,900) (84,236)
CyberAgent, Inc. (2) (1,900) (22,807)
Daifuku Co. Ltd. (2) (2,500) (80,010)
Daiwa Securities Group, Inc. (2) (4,900) (39,818)
East Japan Railway Co. (2) (2,500) (61,147)
Ebara Corp. (2) (3,700) (84,340)
Eisai Co. Ltd. (2) (1,800) (60,809)
Fuji Electric Co. Ltd. (2) (300) (20,110)
FUJIFILM Holdings Corp. (2) (1,700) (42,276)
Fujikura Ltd. (2) (100) (9,782)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (16.2)% (continued)
Hikari Tsushin, Inc. (2) (100) (27,857)
Hitachi Construction Machinery Co.
Ltd. (2) (300) (9,586)
Hoshizaki Corp. (2) (100) (3,752)
Hoya Corp. (2) (200) (27,654)
Idemitsu Kosan Co. Ltd. (2) (1,200) (8,210)
Isuzu Motors Ltd. (2) (1,400) (17,645)
ITOCHU Corp. (2) (400) (22,759)
Japan Post Insurance Co. Ltd. (2) (600) (17,005)
JFE Holdings, Inc. (2) (3,300) (40,495)
Kawasaki Kisen Kaisha Ltd. (2) (2,200) (31,282)
Keyence Corp. (2) (100) (37,256)
Kikkoman Corp. (2) (1,400) (11,856)
Kinden Corp. (2) (500) (17,098)
Konami Group Corp. (2) (100) (14,426)
Kyocera Corp. (2) (1,900) (25,524)
Lasertec Corp. (2) (600) (82,083)
M3, Inc. (2) (7,300) (118,174)
Makita Corp. (2) (600) (19,447)
McDonald's Holdings Co. Japan
Ltd. (2) (100) (4,194)
Mitsubishi Electric Corp. (2) (300) (7,705)
Mitsubishi Heavy Industries Ltd. (2) (2,000) (52,338)
Mitsubishi Motors Corp. (2) (9,200) (24,901)
Mitsui & Co. Ltd. (2) (200) (4,966)
Mitsui OSK Lines Ltd. (2) (1,500) (45,539)
MonotaRO Co. Ltd. (2) (800) (11,615)
MS&AD Insurance Group Holdings,
Inc. (2) (500) (11,323)
Nintendo Co. Ltd. (2) (1,000) (86,519)
Nippon Paint Holdings Co. Ltd. (2) (5,700) (38,887)
Nippon Sanso Holdings Corp. (2) (1,600) (56,665)
Nissan Motor Co. Ltd. (2) (19,600) (47,667)
Nissin Foods Holdings Co. Ltd. (2) (2,100) (39,555)
Nitori Holdings Co. Ltd. (2) (1,500) (29,003)
Nitto Denko Corp. (2) (2,600) (61,632)
Nomura Research Institute Ltd. (2) (900) (34,553)
NTT, Inc. (2) (71,800) (75,054)
Olympus Corp. (2) (1,800) (22,757)
Omron Corp. (2) (1,300) (35,682)
Oriental Land Co. Ltd. (2) (3,400) (81,848)
Osaka Gas Co. Ltd. (2) (1,100) (31,860)
Pan Pacific International Holdings
Corp. (2) (500) (3,292)
Rakuten Group, Inc. (2) (5,800) (37,611)
Ricoh Co. Ltd. (2) (700) (6,162)
Rohm Co. Ltd. (2) (1,100) (16,422)
Ryohin Keikaku Co. Ltd. (2) (800) (15,918)
Sanrio Co. Ltd. (2) (900) (42,246)
SCREEN Holdings Co. Ltd. (2) (800) (72,490)
SCSK Corp. (2) (300) (8,980)
Secom Co. Ltd. (2) (500) (18,344)
Sega Sammy Holdings, Inc. (2) (300) (6,321)
Sekisui Chemical Co. Ltd. (2) (400) (7,447)
SG Holdings Co. Ltd. (2) (5,300) (54,746)
Shimadzu Corp. (2) (1,200) (30,261)
Shimano, Inc. (2) (200) (22,352)
Shiseido Co. Ltd. (2) (1,500) (25,606)
Skylark Holdings Co. Ltd. (2) (1,100) (22,749)
SoftBank Corp. (2) (1,700) (2,500)
INVESTMENTS SHARES VALUE ($)
Japan - (16.2)% (continued)
SoftBank Group Corp. (2) (200) (25,236)
Sompo Holdings, Inc. (2) (600) (18,549)
Sumitomo Forestry Co. Ltd. (2) (1,400) (16,704)
Sumitomo Metal Mining Co. Ltd. (2) (1,700) (54,731)
Sumitomo Mitsui Financial Group,
Inc. (2) (800) (22,506)
Suzuki Motor Corp. (2) (4,700) (68,427)
T&D Holdings, Inc. (2) (900) (21,999)
Taisei Corp. (2) (100) (6,872)
Terumo Corp. (2) (300) (4,949)
TIS, Inc. (2) (1,100) (36,284)
Toei Animation Co. Ltd. (2) (400) (8,257)
Toho Co. Ltd. (2) (1,100) (70,711)
Toyota Industries Corp. (2) (1,300) (146,208)
Trend Micro, Inc. (2) (200) (10,947)
Yakult Honsha Co. Ltd. (2) (1,900) (30,983)
Yamaha Motor Co. Ltd. (2) (12,900) (96,586)
Yaskawa Electric Corp. (2) (800) (17,030)
ZOZO, Inc. (2) (600) (5,513)
(3,091,950)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (5) (861)
Luxembourg - ( 0 .2 ) %
ArcelorMittal SA (2) (1,070) (38,601)
Netherlands - ( 0 .8 ) %
Adyen NV (2)(b) (18) (28,963)
Aegon Ltd. (2) (1,292) (10,416)
Heineken Holding NV (2) (33) (2,266)
JDE Peet's NV (2) (386) (14,161)
Koninklijke Ahold Delhaize NV (2) (643) (26,019)
Koninklijke Vopak NV (2) (287) (13,173)
NXP Semiconductors NV (198) (45,090)
SBM Offshore NV (2) (588) (15,048)
(155,136)
Norway - ( 0 .4 ) %
DNB Bank ASA (2) (178) (4,852)
Mowi ASA (2) (1,893) (40,048)
Orkla ASA (2) (2,248) (23,502)
Vend Marketplaces ASA, Class A (2) (14) (499)
(68,901)
Portugal - ( 0 .3 ) %
Galp Energia SGPS SA (2) (1,521) (28,822)
Jeronimo Martins SGPS SA (2) (1,152) (28,046)
(56,868)
Singapore - ( 0 .6 ) %
DBS Group Holdings Ltd. (2) (1,200) (47,589)
Keppel Ltd. (2) (3,500) (24,226)
Singapore Technologies Engineering
Ltd. (2) (5,300) (35,391)
(107,206)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (922) (34,766)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - ( 0 .9 ) %
Amadeus IT Group SA (2) (524) (41,653)
Banco Bilbao Vizcaya Argentaria
SA (2) (420) (8,093)
CaixaBank SA (2) (1,082) (11,428)
Endesa SA (672) (21,468)
Iberdrola SA (2) (255) (4,827)
Industria de Diseno Textil SA (2) (255) (14,113)
Redeia Corp. SA (2) (2,537) (48,983)
Telefonica SA (2) (2,421) (12,459)
(163,024)
Sweden - ( 2 .5 ) %
AAK AB (2) (914) (23,785)
AddTech AB, Class B (2) (228) (7,417)
Atlas Copco AB, Class A (2) (3,311) (56,148)
Embracer Group AB (2) (310) (3,440)
Epiroc AB, Class B (2) (18) (341)
EQT AB (2) (1,196) (41,479)
Getinge AB, Class B (2) (358) (7,716)
H & M Hennes & Mauritz AB, Class
B (2) (5,071) (94,796)
Hexagon AB, Class B (2) (8,719) (104,045)
Indutrade AB (2) (65) (1,495)
Investor AB, Class B (2) (832) (26,045)
Lifco AB, Class B (2) (133) (4,503)
Nibe Industrier AB, Class B (2) (3,131) (12,375)
Saab AB, Class B (2) (57) (3,502)
Securitas AB, Class B (2) (523) (7,883)
Skandinaviska Enskilda Banken AB,
Class A (2) (1,897) (37,196)
Skanska AB, Class B (2) (441) (11,447)
Tele2 AB, Class B (2) (554) (9,450)
Trelleborg AB, Class B (2) (440) (16,451)
(469,514)
Switzerland - ( 3 .4 ) %
Avolta AG (2) (5) (273)
Bachem Holding AG, Class B (2) (295) (21,958)
Banque Cantonale Vaudoise
(Registered) (2) (47) (5,569)
Barry Callebaut AG (Registered) (2) (50) (68,861)
Chocoladefabriken Lindt & Spruengli
AG (2) (1) (15,289)
Cie Financiere Richemont SA
(Registered) (2) (543) (104,238)
EMS-Chemie Holding AG
(Registered) (2) (16) (11,368)
Georg Fischer AG (Registered) (2) (261) (20,511)
Julius Baer Group Ltd. (2) (779) (54,244)
Logitech International SA
(Registered) (2) (47) (5,170)
Lonza Group AG (Registered) (2) (14) (9,361)
Partners Group Holding AG (2) (32) (41,869)
Schindler Holding AG (2) (116) (44,112)
SIG Group AG (2) (354) (3,671)
Sika AG (Registered) (2) (50) (11,228)
Sonova Holding AG (Registered) (2) (56) (15,361)
Straumann Holding AG (Registered)
(2) (424) (45,455)
Swatch Group AG (The) (2) (95) (17,955)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.4)% (continued)
Swiss Life Holding AG (Registered)
(2) (7) (7,557)
Swisscom AG (Registered) (2) (61) (44,338)
Tecan Group AG (Registered) (2) (79) (14,309)
Temenos AG (Registered) (2) (116) (9,421)
VAT Group AG (2)(b) (178) (71,052)
Ypsomed Holding AG (Registered)
(2) (32) (12,695)
(655,865)
United Kingdom - ( 4 .7 ) %
Aberdeen Group plc (2) (4,438) (11,814)
Associated British Foods plc (2) (2,434) (67,255)
Auto Trader Group plc (2)(b) (3,205) (34,048)
Aviva plc (2) (2,559) (23,673)
Bellway plc (2) (466) (15,438)
BT Group plc (2) (21,802) (56,090)
Bunzl plc (2) (1,131) (35,748)
Convatec Group plc (2)(b) (5,781) (18,050)
Diageo plc (2) (628) (15,027)
Halma plc (2) (1,037) (48,273)
HSBC Holdings plc (2) (1,447) (20,422)
Inchcape plc (2) (312) (2,907)
Informa plc (2) (726) (8,992)
J Sainsbury plc (2) (1,513) (6,803)
Legal & General Group plc (2) (13,827) (44,411)
London Stock Exchange Group plc
(2) (69) (7,913)
M&G plc (2) (3,494) (11,916)
Marks & Spencer Group plc (2) (3,281) (16,097)
National Grid plc (2) (10,174) (146,186)
Pearson plc (2) (969) (13,780)
Schroders plc (2) (3,515) (17,837)
Smith & Nephew plc (2) (2,136) (38,741)
Spirax Group plc (2) (291) (26,796)
SSE plc (2) (217) (5,090)
St James's Place plc (2) (1,767) (30,243)
Standard Chartered plc (2) (2,976) (57,757)
Unilever plc (2) (1,134) (67,029)
Weir Group plc (The) (2) (725) (26,743)
Whitbread plc (2) (268) (11,627)
(886,706)
United States - ( 70 .2 ) %
3M Co. (11) (1,707)
AAON, Inc. (585) (54,662)
Abbott Laboratories (549) (73,533)
Acadia Healthcare Co., Inc. (671) (16,614)
Advanced Drainage Systems, Inc. (73) (10,125)
AECOM (309) (40,315)
AES Corp. (The) (846) (11,133)
Air Products and Chemicals, Inc. (420) (114,541)
Alaska Air Group, Inc. (476) (23,695)
Albertsons Cos., Inc., Class A (2,147) (37,594)
Alcoa Corp. (440) (14,472)
Alcon AG (2) (260) (19,556)
ALLETE, Inc. (413) (27,423)
Alliant Energy Corp. (447) (30,132)
Ally Financial, Inc. (62) (2,430)
Alphabet, Inc., Class A (68) (16,531)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Alphabet, Inc., Class C (58) (14,126)
Amazon.com, Inc. (190) (41,718)
American Airlines Group, Inc. (4,706) (52,895)
American Express Co. (361) (119,909)
American Financial Group, Inc. (89) (12,969)
American Homes 4 Rent, Class A,
REIT (770) (25,603)
American Tower Corp., REIT (17) (3,269)
Americold Realty Trust, Inc., REIT (1,287) (15,753)
Amgen, Inc. (55) (15,521)
API Group Corp. (262) (9,005)
Apollo Global Management, Inc. (607) (80,895)
Appfolio, Inc., Class A (55) (15,161)
Apple, Inc. (275) (70,023)
Applied Materials, Inc. (56) (11,465)
Archer-Daniels-Midland Co. (342) (20,431)
Arthur J Gallagher & Co. (311) (96,329)
Associated Banc-Corp. (304) (7,816)
Assurant, Inc. (237) (51,334)
AT&T, Inc. (400) (11,296)
ATI, Inc. (200) (16,268)
Atmos Energy Corp. (256) (43,712)
Autodesk, Inc. (28) (8,895)
AvalonBay Communities, Inc., REIT (344) (66,450)
Avantor, Inc. (2,739) (34,183)
Avery Dennison Corp. (198) (32,110)
Avis Budget Group, Inc. (335) (53,793)
Axon Enterprise, Inc. (14) (10,047)
Baker Hughes Co., Class A (113) (5,505)
Baxter International, Inc. (1,339) (30,489)
Belden, Inc. (131) (15,755)
Bentley Systems, Inc., Class B (592) (30,476)
BILL Holdings, Inc. (950) (50,322)
Bio-Rad Laboratories, Inc., Class A (100) (28,039)
Bio-Techne Corp. (764) (42,501)
BJ's Wholesale Club Holdings, Inc. (338) (31,519)
Blackrock, Inc. (14) (16,322)
Blackstone, Inc. (212) (36,220)
Block, Inc., Class A (259) (18,718)
BOK Financial Corp. (101) (11,255)
Brixmor Property Group, Inc., REIT (627) (17,355)
Broadcom, Inc. (74) (24,413)
Brown & Brown, Inc. (199) (18,664)
Brown-Forman Corp., Class B (1,100) (29,788)
Bruker Corp. (1,076) (34,959)
Builders FirstSource, Inc. (375) (45,469)
Bunge Global SA (214) (17,388)
Burlington Stores, Inc. (31) (7,890)
Buzzi SpA (2) (157) (8,651)
BWX Technologies, Inc. (181) (33,371)
BXP, Inc., REIT (100) (7,434)
Cadence Bank (618) (23,200)
Caesars Entertainment, Inc. (166) (4,486)
Campbell's Co. (The) (814) (25,706)
Carlisle Cos., Inc. (22) (7,237)
Carnival Corp. (1,256) (36,311)
Carvana Co., Class A (8) (3,018)
Casey's General Stores, Inc. (48) (27,135)
Caterpillar, Inc. (74) (35,309)
Cboe Global Markets, Inc. (164) (40,221)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
CDW Corp. (31) (4,938)
Celanese Corp., Class A (215) (9,047)
CenterPoint Energy, Inc. (1,460) (56,648)
Certara, Inc. (4,395) (53,707)
Chevron Corp. (17) (2,640)
Choice Hotels International, Inc. (440) (47,040)
Cigna Group (The) (25) (7,206)
Cintas Corp. (37) (7,595)
Cisco Systems, Inc. (363) (24,836)
Clarivate plc (2,491) (9,541)
Clean Harbors, Inc. (11) (2,554)
Clearway Energy, Inc., Class C (2,056) (58,082)
Cleveland-Cliffs, Inc. (3,420) (41,724)
CMS Energy Corp. (553) (40,513)
Coca-Cola Co. (The) (578) (38,333)
Cognizant Technology Solutions
Corp., Class A (157) (10,530)
Coherent Corp. (84) (9,048)
Colgate-Palmolive Co. (408) (32,616)
Comcast Corp., Class A (1,842) (57,876)
Comerica, Inc. (1,039) (71,192)
Conagra Brands, Inc. (280) (5,127)
ConocoPhillips (261) (24,688)
Consolidated Edison, Inc. (303) (30,458)
Constellation Brands, Inc., Class A (740) (99,656)
Corning, Inc. (244) (20,015)
Corpay, Inc. (11) (3,169)
Costco Wholesale Corp. (20) (18,513)
Coty, Inc., Class A (2,955) (11,938)
Cousins Properties, Inc., REIT (747) (21,618)
Crane NXT Co. (1,174) (78,740)
Credit Acceptance Corp. (48) (22,413)
CSL Ltd. (2) (320) (42,095)
CubeSmart, REIT (1,509) (61,356)
Cullen/Frost Bankers, Inc. (344) (43,609)
Darling Ingredients, Inc. (293) (9,045)
Datadog, Inc., Class A (191) (27,198)
DaVita, Inc. (192) (25,511)
Deere & Co. (139) (63,559)
Diamondback Energy, Inc. (596) (85,288)
Digital Realty Trust, Inc., REIT (15) (2,593)
Dillard's, Inc., Class A (6) (3,687)
Dominion Energy, Inc. (288) (17,617)
Domino's Pizza, Inc. (86) (37,127)
Donaldson Co., Inc. (441) (36,096)
DoorDash, Inc., Class A (63) (17,135)
DoubleVerify Holdings, Inc. (236) (2,827)
Dow, Inc. (1,319) (30,245)
Dropbox, Inc., Class A (937) (28,307)
DT Midstream, Inc. (196) (22,160)
Duke Energy Corp. (30) (3,713)
Dynatrace, Inc. (54) (2,616)
EastGroup Properties, Inc., REIT (324) (54,840)
Eastman Chemical Co. (286) (18,032)
Eaton Corp. plc (173) (64,745)
EchoStar Corp., Class A (979) (74,756)
Elanco Animal Health, Inc. (1,954) (39,354)
Electronic Arts, Inc. (76) (15,329)
Element Solutions, Inc. (1,251) (31,488)
Enphase Energy, Inc. (572) (20,243)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Ensign Group, Inc. (The) (207) (35,763)
Entegris, Inc. (710) (65,647)
Entergy Corp. (585) (54,516)
Envista Holdings Corp. (1,128) (22,977)
EOG Resources, Inc. (498) (55,836)
EPAM Systems, Inc. (15) (2,262)
EQT Corp. (365) (19,867)
Erie Indemnity Co., Class A (158) (50,269)
Essential Utilities, Inc. (355) (14,165)
Essex Property Trust, Inc., REIT (94) (25,160)
Estee Lauder Cos., Inc. (The), Class
A (258) (22,735)
Etsy, Inc. (554) (36,780)
Evergy, Inc. (616) (46,828)
Eversource Energy (352) (25,041)
Exelon Corp. (81) (3,646)
Expeditors International of
Washington, Inc. (85) (10,420)
Experian plc (2) (285) (14,315)
Exponent, Inc. (49) (3,405)
FactSet Research Systems, Inc. (62) (17,762)
Fastenal Co. (1,870) (91,705)
Ferrovial SE (2) (724) (41,587)
First Citizens BancShares, Inc.,
Class A (17) (30,416)
First Horizon Corp. (262) (5,924)
First Solar, Inc. (151) (33,300)
FirstEnergy Corp. (995) (45,591)
Five Below, Inc. (58) (8,973)
Flagstar Financial, Inc. (2,984) (34,465)
Flex Ltd. (622) (36,057)
Floor & Decor Holdings, Inc., Class
A (835) (61,540)
Flowers Foods, Inc. (587) (7,660)
Fluor Corp. (540) (22,718)
FMC Corp. (514) (17,286)
FNB Corp. (1,979) (31,882)
Ford Motor Co. (2,096) (25,068)
Fortune Brands Innovations, Inc. (77) (4,111)
Fox Corp., Class A (1,786) (112,624)
Franklin Resources, Inc. (208) (4,811)
FTI Consulting, Inc. (190) (30,714)
GATX Corp. (272) (47,546)
Gen Digital, Inc. (1,535) (43,579)
General Mills, Inc. (669) (33,731)
Gentex Corp. (2,722) (77,033)
Gilead Sciences, Inc. (39) (4,329)
Glacier Bancorp, Inc. (732) (35,626)
Globant SA (765) (43,896)
Globus Medical, Inc., Class A (415) (23,767)
Goldman Sachs Group, Inc. (The) (19) (15,131)
Graco, Inc. (178) (15,123)
Grand Canyon Education, Inc. (49) (10,756)
GXO Logistics, Inc. (530) (28,032)
Halliburton Co. (918) (22,583)
Hamilton Lane, Inc., Class A (496) (66,856)
Hancock Whitney Corp. (203) (12,710)
Healthcare Realty Trust, Inc., REIT (1,006) (18,138)
Healthpeak Properties, Inc., REIT (3,083) (59,039)
HEICO Corp. (194) (62,627)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Henry Schein, Inc. (653) (43,340)
Hershey Co. (The) (595) (111,294)
Hewlett Packard Enterprise Co. (466) (11,445)
Hexcel Corp. (110) (6,897)
HF Sinclair Corp. (270) (14,132)
Highwoods Properties, Inc., REIT (1,149) (36,561)
Hilton Grand Vacations, Inc. (618) (25,839)
Hims & Hers Health, Inc. (1,080) (61,258)
Home BancShares, Inc. (148) (4,188)
Honeywell International, Inc. (74) (15,577)
Hormel Foods Corp. (479) (11,850)
Howard Hughes Holdings, Inc. (129) (10,600)
Howmet Aerospace, Inc. (51) (10,008)
Hubbell, Inc., Class B (121) (52,068)
Hyatt Hotels Corp., Class A (348) (49,392)
IAC, Inc. (397) (13,526)
IDACORP, Inc. (654) (86,426)
IDEXX Laboratories, Inc. (19) (12,139)
Independence Realty Trust, Inc.,
REIT (3,173) (52,005)
Ingersoll Rand, Inc. (891) (73,614)
Insperity, Inc. (210) (10,332)
Inspire Medical Systems, Inc. (152) (11,278)
International Paper Co. (1,023) (47,467)
Intuitive Surgical, Inc. (6) (2,683)
Ionis Pharmaceuticals, Inc. (476) (31,140)
IPG Photonics Corp. (50) (3,960)
Iridium Communications, Inc. (1,554) (27,133)
Jack Henry & Associates, Inc. (404) (60,168)
James Hardie Industries plc,
CHESS (2) (1,528) (28,359)
Jefferies Financial Group, Inc. (300) (19,626)
Johnson Controls International plc (45) (4,948)
KeyCorp (219) (4,093)
Keysight Technologies, Inc. (117) (20,466)
Kilroy Realty Corp., REIT (1,380) (58,305)
Kimberly-Clark Corp. (532) (66,149)
Kinsale Capital Group, Inc. (28) (11,907)
Kite Realty Group Trust, REIT (901) (20,092)
KKR & Co., Inc. (56) (7,277)
KLA Corp. (19) (20,493)
Kraft Heinz Co. (The) (1,148) (29,894)
Kroger Co. (The) (486) (32,761)
L3Harris Technologies, Inc. (84) (25,654)
Lamb Weston Holdings, Inc. (396) (23,000)
Landstar System, Inc. (53) (6,496)
Lantheus Holdings, Inc. (430) (22,055)
Lattice Semiconductor Corp. (591) (43,332)
Lear Corp. (60) (6,037)
Leggett & Platt, Inc. (416) (3,694)
Lennar Corp., Class A (206) (25,964)
Lincoln National Corp. (437) (17,624)
Live Nation Entertainment, Inc. (194) (31,700)
LPL Financial Holdings, Inc. (168) (55,892)
Lululemon Athletica, Inc. (38) (6,761)
M&T Bank Corp. (205) (40,512)
MACOM Technology Solutions
Holdings, Inc. (75) (9,337)
Macy's, Inc. (513) (9,198)
Marathon Petroleum Corp. (66) (12,721)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Markel Group, Inc. (5) (9,557)
Marriott International, Inc., Class A (487) (126,833)
Marriott Vacations Worldwide Corp. (48) (3,195)
Marsh & McLennan Cos., Inc. (80) (16,122)
Marvell Technology, Inc. (310) (26,062)
Marzetti Co. (The) (44) (7,603)
Masimo Corp. (221) (32,609)
Mastercard, Inc., Class A (46) (26,165)
Maximus, Inc. (185) (16,903)
McCormick & Co., Inc. (Non-Voting) (83) (5,554)
McDonald's Corp. (294) (89,344)
MDU Resources Group, Inc. (2,392) (42,602)
Meta Platforms, Inc., Class A (89) (65,360)
Mettler-Toledo International, Inc. (21) (25,780)
Mid-America Apartment
Communities, Inc., REIT (180) (25,151)
Middleby Corp. (The) (234) (31,106)
MKS, Inc. (124) (15,347)
Moderna, Inc. (374) (9,660)
Molson Coors Beverage Co., Class
B (510) (23,078)
Mondelez International, Inc., Class A (1,249) (78,025)
Monolithic Power Systems, Inc. (18) (16,572)
Monster Beverage Corp. (878) (59,098)
Moody's Corp. (29) (13,818)
Morgan Stanley (284) (45,145)
Motorola Solutions, Inc. (87) (39,784)
MSA Safety, Inc. (229) (39,404)
MSC Industrial Direct Co., Inc.,
Class A (243) (22,390)
Murphy USA, Inc. (9) (3,494)
National Storage Affiliates Trust,
REIT (1,392) (42,066)
nCino, Inc. (1,969) (53,380)
Nestle SA (Registered) (2) (389) (35,724)
Netflix, Inc. (54) (64,742)
New Jersey Resources Corp. (982) (47,283)
Newell Brands, Inc. (428) (2,243)
NextEra Energy, Inc. (78) (5,888)
NiSource, Inc. (1,563) (67,678)
NNN REIT, Inc., REIT (77) (3,278)
Nordson Corp. (90) (20,426)
Northern Trust Corp. (20) (2,692)
Norwegian Cruise Line Holdings Ltd. (1,433) (35,295)
NOV, Inc. (1,139) (15,092)
Novanta, Inc. (112) (11,217)
NRG Energy, Inc. (156) (25,264)
nVent Electric plc (259) (25,548)
OGE Energy Corp. (199) (9,208)
Old Dominion Freight Line, Inc. (112) (15,767)
Ollie's Bargain Outlet Holdings, Inc. (82) (10,529)
ONE Gas, Inc. (706) (57,144)
ONEOK, Inc. (475) (34,661)
Onto Innovation, Inc. (79) (10,208)
Option Care Health, Inc. (183) (5,080)
Ormat Technologies, Inc. (490) (47,163)
Parker-Hannifin Corp. (21) (15,921)
Parsons Corp. (40) (3,317)
Paychex, Inc. (671) (85,056)
Paycom Software, Inc. (266) (55,365)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Penn Entertainment, Inc. (716) (13,790)
Performance Food Group Co. (485) (50,459)
Permian Resources Corp., Class A (1,835) (23,488)
Perrigo Co. plc (605) (13,473)
Pinnacle West Capital Corp. (119) (10,670)
Planet Fitness, Inc., Class A (187) (19,411)
Pool Corp. (48) (14,883)
Portland General Electric Co. (111) (4,884)
PotlatchDeltic Corp., REIT (282) (11,492)
Power Integrations, Inc. (72) (2,895)
PPL Corp. (1,453) (53,993)
PTC, Inc. (139) (28,220)
Public Service Enterprise Group,
Inc. (357) (29,795)
QIAGEN NV (2) (228) (10,170)
QUALCOMM, Inc. (72) (11,978)
Quanta Services, Inc. (248) (102,776)
QuantumScape Corp. (4,139) (50,992)
Quest Diagnostics, Inc. (384) (73,183)
QXO, Inc. (3,530) (67,282)
Rambus, Inc. (25) (2,605)
Raymond James Financial, Inc. (15) (2,589)
RBC Bearings, Inc. (44) (17,173)
Realty Income Corp., REIT (422) (25,653)
Regal Rexnord Corp. (148) (21,229)
Regency Centers Corp., REIT (243) (17,715)
ResMed, Inc. (134) (36,680)
Revolution Medicines, Inc. (993) (46,373)
Revvity, Inc. (791) (69,331)
RH (94) (19,097)
RingCentral, Inc., Class A (765) (21,680)
RLI Corp. (456) (29,740)
Rockwell Automation, Inc. (19) (6,641)
Rollins, Inc. (41) (2,408)
Roper Technologies, Inc. (34) (16,955)
Royal Caribbean Cruises Ltd. (113) (36,565)
Royal Gold, Inc. (259) (51,950)
RPM International, Inc. (106) (12,495)
RTX Corp. (374) (62,581)
S&P Global, Inc. (149) (72,520)
Sarepta Therapeutics, Inc. (753) (14,510)
SBA Communications Corp., REIT (28) (5,414)
Schneider National, Inc., Class B (135) (2,857)
SEI Investments Co. (204) (17,309)
Sempra (172) (15,477)
Sensata Technologies Holding plc (1,425) (43,534)
Sherwin-Williams Co. (The) (207) (71,676)
Shift4 Payments, Inc., Class A (1,167) (90,326)
Signify NV (2)(b) (269) (7,075)
Silgan Holdings, Inc. (868) (37,333)
SiteOne Landscape Supply, Inc. (72) (9,274)
Skyworks Solutions, Inc. (298) (22,940)
SLM Corp. (309) (8,553)
Snap, Inc., Class A (1,530) (11,796)
Snap-on, Inc. (45) (15,594)
Somnigroup International, Inc. (85) (7,168)
Sotera Health Co. (275) (4,326)
Southern Co. (The) (1,162) (110,122)
Southwest Airlines Co. (430) (13,721)
Southwest Gas Holdings, Inc. (705) (55,230)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Spire, Inc. (290) (23,641)
Spirit AeroSystems Holdings, Inc.,
Class A (71) (2,741)
STAG Industrial, Inc., REIT (1,332) (47,006)
Stanley Black & Decker, Inc. (468) (34,786)
Starbucks Corp. (1,298) (109,811)
Stellantis NV (2) (3,278) (30,425)
Strategy, Inc., Class A (177) (57,031)
Stryker Corp. (127) (46,948)
Summit Therapeutics, Inc. (717) (14,813)
Sun Communities, Inc., REIT (48) (6,192)
Super Micro Computer, Inc. (286) (13,711)
Synopsys, Inc. (62) (30,590)
Sysco Corp. (567) (46,687)
T. Rowe Price Group, Inc. (84) (8,622)
Targa Resources Corp. (100) (16,754)
Target Corp. (74) (6,638)
Teledyne Technologies, Inc. (27) (15,823)
Tenaris SA (2) (437) (7,830)
Teradyne, Inc. (143) (19,683)
Terex Corp. (129) (6,618)
Tesla, Inc. (8) (3,558)
Tetra Tech, Inc. (523) (17,458)
Texas Instruments, Inc. (203) (37,297)
Thor Industries, Inc. (136) (14,102)
Timken Co. (The) (282) (21,201)
TopBuild Corp. (64) (25,015)
Tractor Supply Co. (979) (55,676)
TransDigm Group, Inc. (72) (94,897)
Trimble, Inc. (178) (14,534)
Twilio, Inc., Class A (610) (61,055)
Tyler Technologies, Inc. (87) (45,515)
Uber Technologies, Inc. (85) (8,327)
Ubiquiti, Inc. (49) (32,368)
UFP Industries, Inc. (24) (2,244)
UGI Corp. (1,072) (35,655)
Ulta Beauty, Inc. (117) (63,970)
Ultragenyx Pharmaceutical, Inc. (193) (5,805)
UMB Financial Corp. (182) (21,540)
Under Armour, Inc., Class A (2,066) (10,309)
United Airlines Holdings, Inc. (95) (9,168)
United Bankshares, Inc. (624) (23,219)
United Rentals, Inc. (64) (61,098)
Unity Software, Inc. (978) (39,159)
Universal Display Corp. (165) (23,699)
US Bancorp (500) (24,165)
US Foods Holding Corp. (65) (4,980)
UWM Holdings Corp., Class A (375) (2,284)
Vail Resorts, Inc. (708) (105,896)
Valero Energy Corp. (17) (2,894)
Valley National Bancorp (3,593) (38,086)
Valvoline, Inc. (857) (30,775)
Verizon Communications, Inc. (293) (12,877)
VICI Properties, Inc., Class A, REIT (928) (30,262)
Viking Therapeutics, Inc. (1,962) (51,561)
Virtu Financial, Inc., Class A (9) (320)
Visa, Inc., Class A (160) (54,621)
Visteon Corp. (153) (18,339)
Vistra Corp. (334) (65,437)
Vornado Realty Trust, REIT (197) (7,984)
INVESTMENTS SHARES VALUE ($)
United States - (70.2)% (continued)
Voya Financial, Inc. (34) (2,543)
W R Berkley Corp. (145) (11,110)
Walt Disney Co. (The) (317) (36,297)
Waste Connections, Inc. (179) (31,468)
Waste Management, Inc. (206) (45,491)
Watsco, Inc. (81) (32,748)
Wayfair, Inc., Class A (440) (39,305)
Webster Financial Corp. (167) (9,926)
WEC Energy Group, Inc. (188) (21,543)
Wells Fargo & Co. (206) (17,267)
Western Alliance Bancorp (316) (27,404)
Western Union Co. (The) (5,549) (44,337)
Westlake Corp. (412) (31,749)
WEX, Inc. (217) (34,184)
Whirlpool Corp. (368) (28,925)
White Mountains Insurance Group
Ltd. (8) (13,372)
Willis Towers Watson plc (38) (13,127)
WillScot Holdings Corp. (647) (13,658)
Wintrust Financial Corp. (163) (21,588)
WP Carey, Inc., REIT (435) (29,393)
WW Grainger, Inc. (23) (21,918)
Wyndham Hotels & Resorts, Inc. (527) (42,107)
Wynn Resorts Ltd. (606) (77,732)
Xcel Energy, Inc. (643) (51,858)
XPO, Inc. (513) (66,316)
YETI Holdings, Inc. (851) (28,236)
Yum! Brands, Inc. (174) (26,448)
Zillow Group, Inc., Class C (185) (14,254)
ZoomInfo Technologies, Inc., Class
A (582) (6,350)
(13,375,531)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (1,030) (23,298)
TOTAL COMMON STOCKS
(Proceeds $(22,224,872))                                                     (22,848,635)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Henkel AG & Co. KGaA (Preference)
(2) (493) (39,778)
Sartorius AG (Preference) (2) (38) (8,884)
Volkswagen AG (Preference) (2) (287) (31,108)
TOTAL PREFERRED STOCKS
(Proceeds $(77,769))                                                     (79,770)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - (0.0)% †
United States - ( 0 .0 ) % †
Walgreens Boots Alliance, Inc., CVR
(3)
(Proceeds $–) (659) (989)
TOTAL SHORT POSITIONS
(Proceeds $(22,302,641)) (22,929,394)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.7%
(Cost $15,238,061) 16,116,017
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.3% ‡ 2,905,946
NET ASSETS - 100.0% 19,021,963
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (144,018) ( 0 .8 ) %
Consumer Discretionary 169,080 0 .8
Consumer Staples (732,296) ( 3 .9 )
Energy 190,495 1 .0
Financials 1,616,853 8 .5
Health Care 930,284 4 .9
Industrials 681,202 3 .7
Information Technology 392,755 2 .0
Materials 294,035 1 .5
Purchased Options 41,526 0 .2
Real Estate (355,305) ( 1 .8 )
Utilities (1,167,717) ( 6 .1 )
Investment Companies 10,926,906 57 .5
U.S. Treasury Obligations 3,272,217 17 .2
Total Investments In Securities
At Value 16,116,017 84 .7
Other Assets in Excess of
Liabilities ‡ 2,905,946 15 .3
Net Assets
$ 19,021,963 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $23,827,615. In addition, $874,071 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $366,841 of investments in securities and $(190,060) of securities sold short, which represents 1.93% and (1.00)% of net assets of the Fund, respectively.
(c) Inflation-protected security.
(d) On September 30, 2025, securities valued at $316,135 were pledged as collateral for reverse repurchase agreements outstanding.
(e) Represents 7-day effective yield as of September 30, 2025.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(g) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Reverse repurchase agreements outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
MLIN 9/8/2025 4.37% 10/9/2025 USD $ 316,500
$ 316,500
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2025 was $337,396 at a net weighted average interest rate of 4.462%.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 43,704 $ 5,405 $ 119 $ 5,524
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 43,704 5,404 119 5,523
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 50,000 3,652 404 4,056
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 50,000 3,652 404 4,056
$ 18,113 $ 1,046 $ 19,159
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 600,000 $ 262 $ 1,153 $ 1,415
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 700,000 905 745 1,650
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 600,000 (6,801) 10,660 3,859
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 600,000 (7,955) 11,814 3,859
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 700,000 2,132 882 3,014
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 700,000 2,255 759 3,014
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 3,500,000 6,443 (974) 5,469
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 3,500,000 6,700 (1,217) 5,483
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 400,000 3,779 (941) 2,838
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 400,000 2,948 (69) 2,879
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 1,200,000 43,751 (4,585) 39,166
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 1,200,000 41,847 (2,798) 39,049
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 6,500,000 147 (71) 76
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 6,500,000 147 (71) 76
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 5,000,000 185 (87) 98
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 5,000,000 185 (87) 98
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 7,000,000 (379) 468 89
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 7,000,000 (379) 468 89
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 2,500,000 127 847 974
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 2,500,000 127 847 974
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 2,000,000 770 (148) 622
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 2,000,000 770 (148) 622
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 90,100,000 28,379 3,206 31,585
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 90,100,000 28,379 3,206 31,585
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 10,000,000 3,433 (328) 3,105
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 10,000,000 3,433 (328) 3,105
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 1,400,000 2,062 3,438 5,500
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 1,400,000 1,900 3,573 5,473
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 100,000 349 (195) 154
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 200,000 36 476 512
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 200,000 6 1,839 1,845
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 200,000 6 1,839 1,845
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 500,000 3,854 49 3,903
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 500,000 3,984 – 3,984

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 200,000 $ 606 $ 1,955 $ 2,561
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 100,000 661 619 1,280
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 150,000,000 120 (118) 2
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 150,000,000 120 (118) 2
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,400,000 22,552 (7,899) 14,653
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,500,000 23,453 (7,753) 15,700
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 300,000 4,436 (1,870) 2,566
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 300,000 3,573 (1,007) 2,566
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 400,000 2,204 (177) 2,027
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 400,000 2,191 (165) 2,026
Pay 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 100,000 1,740 459 2,199
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 200,000 2,031 1,919 3,950
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 100,000 1,937 37 1,974
Pay 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 2,500,000 685 (425) 260
Pay 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 2,500,000 685 (425) 260
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 1,000,000 108 (86) 22
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 1,000,000 108 (86) 22
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 150,000,000 (248) 334 86
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 150,000,000 (248) 334 86
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 5,000,000 (8) 13 5
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 5,000,000 (8) 13 5
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 1,500,000 1,775 80 1,855
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 1,500,000 1,775 80 1,855
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 5,100,000 (2) 13 11
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 5,100,000 (2) 13 11
Receive 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 15,000,000 (31) 45 14
Receive 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 15,000,000 (31) 45 14
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 300,000 206 (32) 174
Receive 1D SOFR Annual 3.50% Annual 12/19/2035 USD 400,000 153 5,177 5,330
Receive 1D SOFR Annual 3.50% Annual 12/19/2035 USD 500,000 1,238 5,275 6,513
Receive 1D SOFR Annual 3.50% Annual 3/19/2036 USD 1,500,000 13,482 8,094 21,576
Receive 1D SOFR Annual 3.50% Annual 3/19/2036 USD 1,500,000 13,466 8,050 21,516
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 6,400,000 27,797 5,343 33,140
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 6,400,000 28,065 5,074 33,139
Receive 1D SORA Semi 1.50% Semi 12/18/2030 SGD 100,000 (159) 311 152
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 700,000,000 (8,973) 11,094 2,121
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 700,000,000 (8,974) 11,095 2,121
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 940,000,000 (534) 12,217 11,683
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 940,000,000 (533) 12,216 11,683
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 10,000,000 469 458 927
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 10,000,000 469 458 927
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 240,000,000 (39,195) 44,498 5,303
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 240,000,000 (39,196) 44,499 5,303
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 16,500,000 131 1,392 1,523
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 16,500,000 131 1,393 1,524
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 3,000,000 319 962 1,281
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 3,000,000 319 962 1,281
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 (1,248) 2,178 930
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 60,000,000 (167) 692 525
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 60,000,000 (167) 692 525
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 20,000,000 48 50 98
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 20,000,000 48 50 98
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 30,000,000 521 466 987
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 30,000,000 521 466 987
Receive 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 15,000,000 296 192 488
Receive 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 15,000,000 296 192 488
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,400,000 19,654 9,350 29,004

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,300,000 $ 18,139 $ 8,791 $ 26,930
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 8,500,000 (5,292) 7,259 1,967
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 8,500,000 (5,292) 7,259 1,967
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 6,500,000 (351) 1,351 1,000
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 6,500,000 (351) 1,351 1,000
259,305 238,927 498,232
Pay 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 45,000,000 (127) 18 (109)
Pay 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 45,000,000 (127) 18 (109)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 1,000,000 (11,717) (1,109) (12,826)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 900,000 (10,750) (921) (11,671)
Pay 1D SOFR Annual 3.00% Annual 12/15/2027 USD 1,200,000 (4,981) (1,879) (6,860)
Pay 1D SOFR Annual 3.00% Annual 12/15/2027 USD 1,200,000 (4,758) (2,094) (6,852)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 5,100,000 (21,101) (1,640) (22,741)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 5,100,000 (21,040) (1,658) (22,698)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 2,200,000 (10,753) (2,088) (12,841)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 2,200,000 (10,634) (2,207) (12,841)
Pay 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 100,000 (3,212) 100 (3,112)
Pay 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 200,000 (8,828) 2,604 (6,224)
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 200,000 (9,436) 2,854 (6,582)
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 200,000 (6,634) 52 (6,582)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 100,000 (284) (197) (481)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 100,000 (419) (71) (490)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 200,000 (836) (239) (1,075)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 100,000 196 (348) (152)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 1,500,000 (181) (129) (310)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 1,500,000 (181) (129) (310)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 2,000,000 (505) 47 (458)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 2,000,000 (505) 47 (458)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 2,500,000 (123) 105 (18)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 2,500,000 (123) 105 (18)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 320,000,000 (8,827) (15,576) (24,403)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 320,000,000 (8,827) (15,576) (24,403)
Pay 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 130,000,000 165 (6,326) (6,161)
Pay 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 130,000,000 165 (6,326) (6,161)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 2,000,000 (18) (358) (376)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 2,000,000 (20) (356) (376)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 500,000 (103) 4 (99)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 500,000 (103) 4 (99)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 2,000,000 (1,364) (805) (2,169)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 2,000,000 (1,364) (805) (2,169)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 (635) 61 (574)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 (635) 61 (574)
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 100,000 72 (122) (50)
Pay 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 600,000 1,627 (1,672) (45)
Pay 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 700,000 1,899 (1,952) (53)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 50,000,000 (115) (161) (276)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 50,000,000 (115) (161) (276)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 9,500,000 (2,033) 239 (1,794)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 9,500,000 (2,033) 239 (1,794)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 2,000,000 $ (261) $ (57) $ (318)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 2,000,000 (261) (57) (318)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 1,500,000 253 (487) (234)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 1,500,000 253 (487) (234)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 5,000,000 (697) (298) (995)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 5,000,000 (697) (298) (995)
Pay 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 13,500,000 (2,574) (1,505) (4,079)
Pay 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 13,500,000 (2,574) (1,505) (4,079)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 4,400,000 (2,896) (14,361) (17,257)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 4,500,000 (2,693) (14,956) (17,649)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 3,300,000 (9,052) (6,304) (15,356)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 3,300,000 (9,984) (5,376) (15,360)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 1,000,000 (140) – (140)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 1,000,000 (140) – (140)
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 549 (896) (347)
Pay 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 549 (896) (347)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 500,000 511 (836) (325)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 500,000 511 (836) (325)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 5,500,000 (233) (991) (1,224)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 5,500,000 (233) (991) (1,224)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 1,000,000 (227) (45) (272)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 1,000,000 (227) (45) (272)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (102) (60) (162)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 100,000 (199) 46 (153)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 100,000 (100) (53) (153)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 15,000,000 (179) 72 (107)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 15,000,000 (179) 72 (107)
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 3,400,000 (7,146) 147 (6,999)
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 3,500,000 (7,386) 181 (7,205)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 75,000,000 (52) 37 (15)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 75,000,000 (52) 37 (15)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 10,000,000 (1,026) 55 (971)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 10,000,000 (1,026) 55 (971)
Receive 1D SARON Annual 0.00% Annual 3/15/2028 CHF 100,000 (138) (38) (176)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 500,000 1,331 (2,542) (1,211)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 500,000 3,049 (4,260) (1,211)
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 400,000 (29) (134) (163)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,300,000 (26,555) 14,423 (12,132)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 1,300,000 (26,509) 14,377 (12,132)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 100,000 (1,453) 625 (828)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 200,000 (2,455) 702 (1,753)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 100,000 (3,641) (86) (3,727)
Receive 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 100,000 (3,638) (80) (3,718)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 200,000 (2,220) – (2,220)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 100,000 (1,121) – (1,121)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 49,700,000 (96) 90 (6)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 49,700,000 (96) 90 (6)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 2,000,000 (702) 326 (376)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 2,000,000 (689) 313 (376)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 2,200,000 (1,278) 478 (800)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 2,200,000 (1,254) 454 (800)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 1,200,000 (508) 257 (251)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 1,200,000 (590) 339 (251)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 1,400,000 (797) 442 (355)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 1,500,000 (865) 485 (380)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 1,000,000 (332) 64 (268)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 1,000,000 (332) 64 (268)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 1,000,000 $ (3,634) $ 1,307 $ (2,327)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 1,000,000 (3,634) 1,307 (2,327)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 1,000,000 (1,827) (152) (1,979)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 1,000,000 (1,827) (152) (1,979)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 1,700,000 (12,236) 8,310 (3,926)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 1,700,000 (11,666) 7,740 (3,926)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 900,000 (5,640) 4,502 (1,138)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 900,000 (5,626) 4,488 (1,138)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 2,100,000 (16,528) 9,749 (6,779)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 2,100,000 (16,474) 9,650 (6,824)
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 600,000 (126) 99 (27)
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 600,000 (254) 227 (27)
(347,423) (35,521) (382,944)
$ (88,118) $ 203,406 $ 115,288
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 4,296,722 $ 24,227
TAIEX Mini Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 TWD 7,785,900 5,123
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 HKD 218,634 1,340
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.17%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 EUR 1,547 33
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 EUR 372 –
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 JPY 67,256 7
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.08%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 SEK 434,536 55

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.18%)
Monthly GSIN 12/17/2025 CHF (4,036) $ 84
Total unrealized appreciation 30,869
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 CHF (242,120) (4,531)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 PLN (171,420) (71)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%)
Monthly JPMC 12/17/2025 AUD (32,365) (3)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 HKD 1,147,698 (119)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 PLN 22,136 (16)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.35%)
Monthly JPMC 12/17/2025 ZAR (1,972,868) (7,422)
Total unrealized depreciation (12,162)
Net unrealized appreciation $ 18,707

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Mini Index 5 10/2025 HKD $ 172,913 $ 2,933
Hang Seng Mini Index 6 10/2025 HKD 73,832 1,202
HSCEI 1 10/2025 HKD 61,527 1,225
IBEX 35 Index 17 10/2025 EUR 309,524 4,322
OMXS30 Index 2 10/2025 SEK 56,615 887
SGX FTSE China A50 Index 16 10/2025 USD 241,840 (682)
SGX FTSE Taiwan Index 4 10/2025 USD 342,120 (2,582)
KOSPI 200 Index 42 11/2025 KRW 711,221 (1,744)
Australia 10 Year Bond 18 12/2025 AUD 1,346,988 (5,106)
Australia 3 Year Bond 1 12/2025 AUD 70,638 (313)
Euro-Bund 8 12/2025 EUR 1,206,829 1,229
Euro-Schatz 19 12/2025 EUR 2,386,174 (3,514)
Long Gilt 7 12/2025 GBP 855,760 5,184
MSCI Emerging Markets Index 3 12/2025 USD 203,955 2,141
NASDAQ 100 Micro E-Mini Index 9 12/2025 USD 448,232 5,508
Nikkei 225 Index 1 12/2025 JPY 30,422 (335)
Russell 2000 Micro E-Mini Index 19 12/2025 USD 233,273 2,750
S&P 500 Micro E-Mini Index 560 12/2025 USD 18,868,500 165,712
S&P Midcap 400 E-Mini Index 2 12/2025 USD 657,240 (2,209)
TOPIX Mini Index 28 12/2025 JPY 594,705 (1,225)
U.S. Treasury 5 Year Note 30 12/2025 USD 3,275,391 (5,378)
3 Month Euro Euribor 6 3/2026 EUR 1,726,030 (863)
3 Month CORRA 19 6/2026 CAD 3,336,639 1,719
3 Month SOFR 1 6/2026 USD 241,250 87
3 Month SONIA 10 6/2026 GBP 3,236,166 (3,259)
3 Month CORRA 6 9/2026 CAD 1,053,729 292
3 Month SOFR 1 9/2026 USD 241,775 36
3 Month SONIA 3 9/2026 GBP 971,758 (2,761)
3 Month CORRA 1 12/2026 CAD 175,559 41
3 Month SOFR 1 12/2026 USD 242,112 37
3 Month SONIA 3 12/2026 GBP 972,211 (2,307)
3 Month Euro Euribor 2 3/2027 EUR 574,756 (823)
3 Month SOFR 1 3/2027 USD 242,250 74
3 Month SONIA 2 3/2027 GBP 648,242 (341)
3 Month Euro Euribor 2 6/2027 EUR 574,404 (764)
3 Month Euro Euribor 2 9/2027 EUR 574,052 (735)
3 Month Euro Euribor 1 12/2027 EUR 286,864 13
Total of long contracts 160,451
Short Contracts
CAC 40 10 Euro Index (1) 10/2025 EUR (92,691) (440)
CBOE Volatility Index (1) 10/2025 USD (17,588) 710
EURO STOXX 50 Volatility Index (1) 10/2025 EUR (2,084) 236
FTSE Bursa Malaysia KLCI Index (2) 10/2025 MYR (38,327) (38)
IFSC NIFTY 50 Index (1) 10/2025 USD (49,523) 217
MSCI Singapore Index (8) 10/2025 SGD (277,437) 318
Canada 10 Year Bond (15) 12/2025 CAD (1,318,819) (16,969)
DJIA CBOT Micro E-mini Index (3) 12/2025 USD (70,034) (652)
Euro-Bobl (1) 12/2025 EUR (138,268) (177)
Euro-BTP (6) 12/2025 EUR (844,400) (3,022)
FTSE/JSE Top 40 Index (6) 12/2025 ZAR (354,914) (8,611)
Japan 10 Year Bond Mini (16) 12/2025 JPY (1,468,925) 11,454
MEX BOLSA Index (4) 12/2025 MXN (138,532) (2,104)
Nikkei 225 Index (1) 12/2025 JPY (304,223) 320
SET50 Index (34) 12/2025 THB (171,191) 1,059

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (3) 12/2025 AUD $ (440,345) $ 619
U.S. Treasury 10 Year Note (17) 12/2025 USD (1,912,500) 541
U.S. Treasury 2 Year Note (2) 12/2025 USD (416,750) 38
U.S. Treasury Ultra Bond (5) 12/2025 USD (600,938) (2,005)
90-Day Australian Bank Bill (2) 3/2026 AUD (1,312,301) 577
3 Month Euro Euribor (2) 6/2026 EUR (575,461) 29
3 Month Euro Euribor (2) 9/2026 EUR (575,343) 83
3 Month Euro Euribor (1) 12/2026 EUR (287,554) 28
90-Day Australian Bank Bill (1) 12/2026 AUD (656,118) 360
3 Month SOFR (1) 6/2027 USD (242,275) (13)
3 Month SONIA (3) 6/2027 GBP (972,211) 1,782
3 Month SOFR (1) 9/2027 USD (242,237) (63)
3 Month SONIA (3) 9/2027 GBP (971,909) 1,695
3 Month SOFR (1) 12/2027 USD (242,150) (91)
3 Month SONIA (3) 12/2027 GBP (971,556) 2,063
3 Month SOFR (1) 3/2028 USD (242,037) (63)
3 Month SONIA (2) 3/2028 GBP (647,536) 612
Total of short contracts (11,507)
Net unrealized appreciation $ 148,944
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 383,763 USD 249,952 CITI 12/17/2025 $ 4,216
AUD 383,763 USD 249,951 JPMC 12/17/2025 4,217
BRL 1,124,529 USD 202,079 CITI
**
12/17/2025 5,392
BRL 1,124,531 USD 202,079 JPMC
**
12/17/2025 5,392
CHF 28,000 USD 35,462 CITI 12/17/2025 38
CHF 28,000 USD 35,462 JPMC 12/17/2025 38
CLP 250,000,000 USD 258,639 CITI
**
12/17/2025 1,377
CLP 250,000,000 USD 258,638 JPMC
**
12/17/2025 1,378
CNY 5,059,708 USD 712,534 CITI
**
12/17/2025 1,148
CNY 5,059,713 USD 712,533 JPMC
**
12/17/2025 1,149
COP 924,999,999 USD 228,015 CITI
**
12/17/2025 5,473
COP 925,000,001 USD 228,015 JPMC
**
12/17/2025 5,474
CZK 3,000,000 USD 143,522 CITI 12/17/2025 1,436
CZK 3,000,000 USD 143,521 JPMC 12/17/2025 1,436
EUR 620,997 USD 728,568 CITI 12/17/2025 3,774
EUR 621,003 USD 728,574 JPMC 12/17/2025 3,775
GBP 73,001 USD 97,866 CITI 12/17/2025 322
GBP 73,001 USD 97,866 JPMC 12/17/2025 322
HUF 80,000,000 USD 235,268 CITI 12/17/2025 4,420
HUF 80,000,000 USD 235,267 JPMC 12/17/2025 4,421
ILS 499,000 USD 149,241 CITI 12/17/2025 1,448
ILS 499,000 USD 149,241 JPMC 12/17/2025 1,448
JPY 75,096,269 USD 509,853 CITI 12/17/2025 2,015
JPY 75,096,269 USD 509,961 JPMC 12/17/2025 1,907
MXN 3,000,000 USD 161,697 CITI 12/17/2025 770
MXN 3,000,000 USD 161,697 JPMC 12/17/2025 770
NOK 5,514,520 USD 545,974 CITI 12/17/2025 6,727
NOK 5,514,520 USD 545,973 JPMC 12/17/2025 6,728
PEN 142,500 USD 40,216 CITI
**
12/17/2025 743

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PEN 142,500 USD 40,216 JPMC
**
12/17/2025 $ 743
PLN 275,718 USD 75,696 CITI 12/17/2025 64
PLN 275,718 USD 75,696 JPMC 12/17/2025 64
SEK 1,900,212 USD 202,540 CITI 12/17/2025 281
SEK 1,900,211 USD 202,539 JPMC 12/17/2025 282
TWD 3,125,000 USD 102,685 CITI
**
12/17/2025 501
TWD 3,125,000 USD 102,685 JPMC
**
12/17/2025 501
USD 39,890 BRL 216,000 CITI
**
12/17/2025 39
USD 39,890 BRL 216,000 JPMC
**
12/17/2025 39
USD 581,430 CAD 799,437 CITI 12/17/2025 4,903
USD 581,431 CAD 799,437 JPMC 12/17/2025 4,904
USD 52,329 CLP 50,000,000 CITI
**
12/17/2025 326
USD 52,329 CLP 50,000,000 JPMC
**
12/17/2025 326
USD 66,641 CNY 471,491 CITI
**
12/17/2025 136
USD 66,642 CNY 471,493 JPMC
**
12/17/2025 137
USD 98,001 COP 383,933,508 CITI
**
12/17/2025 1,089
USD 98,001 COP 383,933,508 JPMC
**
12/17/2025 1,089
USD 73,163 CZK 1,500,000 CITI 12/17/2025 684
USD 73,163 CZK 1,500,000 JPMC 12/17/2025 684
USD 247,797 EUR 209,235 CITI 12/17/2025 1,047
USD 247,793 EUR 209,231 JPMC 12/17/2025 1,047
USD 494,227 GBP 366,212 CITI 12/17/2025 1,661
USD 494,228 GBP 366,212 JPMC 12/17/2025 1,662
USD 30,217 HUF 10,000,000 CITI 12/17/2025 256
USD 30,217 HUF 10,000,000 JPMC 12/17/2025 256
USD 10,914 ILS 36,000 CITI 12/17/2025 42
USD 10,914 ILS 36,000 JPMC 12/17/2025 42
USD 339,337 INR 30,000,000 CITI
**
12/17/2025 3,245
USD 339,338 INR 30,000,000 JPMC
**
12/17/2025 3,246
USD 301,757 JPY 44,058,650 CITI 12/17/2025 1,447
USD 301,776 JPY 44,058,650 JPMC 12/17/2025 1,465
USD 108,413 KRW 150,000,000 CITI
**
12/17/2025 1,203
USD 108,413 KRW 150,000,000 JPMC
**
12/17/2025 1,203
USD 204,378 NOK 2,014,520 CITI 12/17/2025 2,469
USD 204,378 NOK 2,014,520 JPMC 12/17/2025 2,470
USD 226,055 NZD 384,667 CITI 12/17/2025 2,367
USD 226,056 NZD 384,667 JPMC 12/17/2025 2,367
USD 185,073 PLN 669,533 CITI 12/17/2025 1,103
USD 185,073 PLN 669,533 JPMC 12/17/2025 1,104
USD 150,762 SEK 1,401,396 CITI 12/17/2025 1,183
USD 150,762 SEK 1,401,396 JPMC 12/17/2025 1,183
USD 845,522 SGD 1,078,000 CITI 12/17/2025 4,992
USD 845,523 SGD 1,078,000 JPMC 12/17/2025 4,993
USD 222,501 THB 7,124,928 CITI 12/17/2025 1,222
USD 222,501 THB 7,124,928 JPMC 12/17/2025 1,223
USD 16,524 TWD 500,000 CITI
**
12/17/2025 14
USD 16,524 TWD 500,000 JPMC
**
12/17/2025 14
USD 28,827 ZAR 500,000 CITI 12/17/2025 35
USD 28,827 ZAR 500,000 JPMC 12/17/2025 35
ZAR 8,616,665 USD 486,064 CITI 12/17/2025 10,116
ZAR 8,616,668 USD 486,063 JPMC 12/17/2025 10,117
Total unrealized appreciation 159,375
AUD 131,500 USD 87,598 CITI 12/17/2025 (505)
AUD 131,500 USD 87,598 JPMC 12/17/2025 (505)
BRL 282,510 USD 52,383 CITI
**
12/17/2025 (261)
BRL 282,510 USD 52,383 JPMC
**
12/17/2025 (261)
CAD 76,106 USD 55,185 CITI 12/17/2025 (300)
CAD 76,106 USD 55,185 JPMC 12/17/2025 (300)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 37,000 USD 47,060 CITI 12/17/2025 $ (149)
CHF 37,000 USD 47,060 JPMC 12/17/2025 (149)
CNY 4,069,242 USD 574,886 CITI
**
12/17/2025 (910)
CNY 4,069,246 USD 574,886 JPMC
**
12/17/2025 (909)
COP 50,000,000 USD 12,718 CITI
**
12/17/2025 (97)
COP 50,000,000 USD 12,718 JPMC
**
12/17/2025 (97)
CZK 2,000,000 USD 96,782 CITI 12/17/2025 (144)
CZK 2,000,000 USD 96,782 JPMC 12/17/2025 (143)
EUR 303,094 USD 358,377 CITI 12/17/2025 (939)
EUR 303,091 USD 358,373 JPMC 12/17/2025 (939)
GBP 21,500 USD 29,137 CITI 12/17/2025 (219)
GBP 21,500 USD 29,137 JPMC 12/17/2025 (219)
INR 35,000,000 USD 396,567 CITI
**
12/17/2025 (4,460)
INR 35,000,000 USD 396,566 JPMC
**
12/17/2025 (4,459)
JPY 162,914,881 USD 1,116,940 CITI 12/17/2025 (6,486)
JPY 162,914,881 USD 1,117,259 JPMC 12/17/2025 (6,803)
KRW 600,000,000 USD 434,168 CITI
**
12/17/2025 (5,326)
KRW 600,000,000 USD 434,167 JPMC
**
12/17/2025 (5,325)
MXN 500,000 USD 27,078 CITI 12/17/2025 –
(a)
MXN 500,000 USD 27,078 JPMC 12/17/2025 –
(a)
NZD 262,667 USD 155,975 CITI 12/17/2025 (3,231)
NZD 262,667 USD 155,974 JPMC 12/17/2025 (3,231)
PHP 5,000,000 USD 87,386 CITI
**
12/17/2025 (1,863)
PHP 5,000,000 USD 87,385 JPMC
**
12/17/2025 (1,863)
PLN 7,782 USD 2,146 CITI 12/17/2025 (8)
PLN 7,782 USD 2,146 JPMC 12/17/2025 (8)
SEK 599,788 USD 64,205 CITI 12/17/2025 (185)
SEK 599,789 USD 64,205 JPMC 12/17/2025 (185)
SGD 189,000 USD 148,165 CITI 12/17/2025 (800)
SGD 189,000 USD 148,165 JPMC 12/17/2025 (800)
THB 2,500,000 USD 78,606 CITI 12/17/2025 (963)
THB 2,500,000 USD 78,606 JPMC 12/17/2025 (963)
TWD 16,375,000 USD 543,957 CITI
**
12/17/2025 (3,264)
TWD 16,375,000 USD 543,956 JPMC
**
12/17/2025 (3,264)
USD 663,561 AUD 1,015,263 CITI 12/17/2025 (8,852)
USD 663,562 AUD 1,015,263 JPMC 12/17/2025 (8,851)
USD 372,653 BRL 2,056,499 CITI
**
12/17/2025 (6,763)
USD 372,654 BRL 2,056,501 JPMC
**
12/17/2025 (6,762)
USD 3,960 CAD 5,500 CITI 12/17/2025 (6)
USD 3,960 CAD 5,500 JPMC 12/17/2025 (6)
USD 1,047,755 CHF 830,590 CITI 12/17/2025 (5,316)
USD 1,047,757 CHF 830,590 JPMC 12/17/2025 (5,314)
USD 51,862 CLP 50,000,000 CITI
**
12/17/2025 (141)
USD 51,862 CLP 50,000,000 JPMC
**
12/17/2025 (141)
USD 443,704 CNY 3,150,687 CITI
**
12/17/2025 (706)
USD 443,706 CNY 3,150,694 JPMC
**
12/17/2025 (705)
USD 21,908 COP 87,487,991 CITI
**
12/17/2025 (176)
USD 21,908 COP 87,487,993 JPMC
**
12/17/2025 (176)
USD 71,720 CZK 1,500,000 CITI 12/17/2025 (759)
USD 71,720 CZK 1,500,000 JPMC 12/17/2025 (759)
USD 815,371 EUR 695,259 CITI 12/17/2025 (4,548)
USD 815,380 EUR 695,265 JPMC 12/17/2025 (4,546)
USD 13,403 GBP 10,000 CITI 12/17/2025 (47)
USD 13,403 GBP 10,000 JPMC 12/17/2025 (47)
USD 58,733 HUF 20,000,000 CITI 12/17/2025 (1,189)
USD 58,733 HUF 20,000,000 JPMC 12/17/2025 (1,189)
USD 282,389 ILS 944,000 CITI 12/17/2025 (2,683)
USD 282,390 ILS 944,000 JPMC 12/17/2025 (2,682)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
September 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 249,461 JPY 36,774,250 CITI 12/17/2025 $ (1,198)
USD 249,445 JPY 36,774,250 JPMC 12/17/2025 (1,214)
USD 1,031,857 MXN 19,500,000 CITI 12/17/2025 (24,179)
USD 1,031,859 MXN 19,500,000 JPMC 12/17/2025 (24,177)
USD 137,602 NZD 237,500 CITI 12/17/2025 (507)
USD 137,603 NZD 237,500 JPMC 12/17/2025 (506)
USD 442,662 PLN 1,620,967 CITI 12/17/2025 (2,736)
USD 442,663 PLN 1,620,967 JPMC 12/17/2025 (2,735)
USD 63,768 SEK 598,604 CITI 12/17/2025 (124)
USD 63,768 SEK 598,604 JPMC 12/17/2025 (124)
USD 86,105 SGD 110,500 CITI 12/17/2025 (53)
USD 86,106 SGD 110,500 JPMC 12/17/2025 (53)
USD 166,772 THB 5,375,072 CITI 12/17/2025 (161)
USD 166,773 THB 5,375,072 JPMC 12/17/2025 (160)
USD 204,541 ZAR 3,616,665 CITI 12/17/2025 (3,721)
USD 204,541 ZAR 3,616,668 JPMC 12/17/2025 (3,720)
Total unrealized depreciation (188,265)
Net unrealized depreciation $ (28,890)
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 266.6%
COMMON STOCKS - 210.4%
Australia - 5 .5%
ANZ Group Holdings Ltd. (2)(a) 4,116 90,381
Aristocrat Leisure Ltd. (2)(a) 3,311 153,278
BHP Group Ltd. (2)(a) 9,798 273,708
BlueScope Steel Ltd. (2)(a) 1,690 25,385
CAR Group Ltd. (2)(a) 399 9,704
Computershare Ltd. (2)(a) 1,623 38,994
Dyno Nobel Ltd. (2) 2 4
Evolution Mining Ltd. (2)(a) 5,396 38,466
Fortescue Ltd. (2)(a) 2,088 25,859
Glencore plc (2)(a) 4,900 22,568
GPT Group (The), REIT (2) 1 4
Harvey Norman Holdings Ltd. (2)(a) 7,672 37,424
IGO Ltd. (2)*(a) 20,672 70,979
JB Hi-Fi Ltd. (2)(a) 572 43,900
Lynas Rare Earths Ltd. (2)*(a) 14,393 159,908
Medibank Pvt Ltd. (2)(a) 4,622 14,725
Mineral Resources Ltd. (2)*(a) 1,836 50,079
Northern Star Resources Ltd. (2)(a) 4,225 65,975
Orica Ltd. (2)(a) 5,988 83,626
Origin Energy Ltd. (2)(a) 1,113 9,185
Pilbara Minerals Ltd. (2)* 17 28
Pro Medicus Ltd. (2)(a) 374 76,145
QBE Insurance Group Ltd. (2)(a) 2,033 27,666
REA Group Ltd. (2)(a) 327 50,004
Rio Tinto Ltd. (2)(a) 98 7,905
SEEK Ltd. (2)(a) 4,015 75,652
South32 Ltd. (2)(a) 40,543 73,493
Stockland, REIT (2) 1 4
Suncorp Group Ltd. (2)(a) 1,929 25,863
Technology One Ltd. (2)(a) 3,221 82,001
Telstra Group Ltd. (2)(a) 37,483 119,500
Wesfarmers Ltd. (2)(a) 1,956 118,990
Whitehaven Coal Ltd. (2)(a) 1,772 7,735
Worley Ltd. (2)(a) 3,984 37,011
Yancoal Australia Ltd. (2)(a) 1 4
1,916,153
Belgium - 0 .4%
Ageas SA/NV (2)(a) 472 32,736
Anheuser-Busch InBev SA/NV (2)(a) 211 12,613
Liberty Global Ltd., Class A *(a) 5,807 66,548
Umicore SA (2)(a) 1,446 25,820
137,717
Brazil - 0 .5%
MercadoLibre, Inc. * 32 74,782
Wheaton Precious Metals Corp. 541 60,541
Yara International ASA (2) 631 23,129
158,452
Canada - 5 .2%
Agnico Eagle Mines Ltd. (a) 95 16,001
Alamos Gold, Inc., Class A (a) 619 21,576
Alimentation Couche-Tard, Inc. (a) 725 38,680
ARC Resources Ltd. (a) 5,102 93,044
Atco Ltd., Class I (a) 455 16,471
Bank of Nova Scotia (The) (a) 1,690 109,279
INVESTMENTS SHARES VALUE ($)
Canada - 5.2% (continued)
Barrick Mining Corp. (a) 471 15,470
Brookfield Infrastructure Corp.,
Class A (a) 125 5,134
Canadian National Railway Co. (a) 1,844 173,893
Canadian Natural Resources Ltd. (a) 1,376 43,998
CCL Industries, Inc., Class B (a) 385 21,700
Celestica, Inc. *(a) 1,013 249,278
CGI, Inc. (a) 469 41,774
Constellation Software, Inc. (a) 43 116,730
Empire Co. Ltd., Class A (a) 1,549 55,596
Fairfax Financial Holdings Ltd. (a) 55 96,223
FirstService Corp. (a) 80 15,242
George Weston Ltd. (a) 938 57,216
iA Financial Corp., Inc. (a) 130 14,780
Intact Financial Corp. (a) 105 20,429
Loblaw Cos. Ltd. (a) 1,992 77,049
Lundin Gold, Inc. (a) 1,854 120,123
Magna International, Inc. (a) 270 12,793
Metro, Inc., Class A (a) 674 45,268
Onex Corp. (a) 73 6,478
Pan American Silver Corp. (a) 514 19,918
Parkland Corp. (a) 2 55
Quebecor, Inc., Class B (a) 601 18,923
Saputo, Inc. (a) 295 7,165
Stantec, Inc. (a) 399 43,031
Sun Life Financial, Inc. (a) 374 22,458
Suncor Energy, Inc. (a) 3,721 155,717
TFI International, Inc. (a) 477 41,980
Toronto-Dominion Bank (The) (a) 293 23,428
Tourmaline Oil Corp. (a) 542 23,375
1,840,275
China - 0 .4%
Prosus NV (2) 1,382 97,728
Wilmar International Ltd. (2) 13,700 30,298
128,026
Denmark - 2 .2%
Ambu A/S, Class B (2)(a) 413 6,076
AP Moller - Maersk A/S, Class B (2)
(a) 60 117,947
Danske Bank A/S (2)(a) 4,536 193,754
Genmab A/S (2)*(a) 382 117,865
GN Store Nord A/S (2)*(a) 491 8,317
ISS A/S (2)(a) 2,126 67,366
Jyske Bank A/S (Registered) (2)(a) 368 41,092
Pandora A/S (2)(a) 952 124,472
ROCKWOOL A/S, Class B (2)(a) 94 3,504
Royal Unibrew A/S (2)(a) 313 23,907
Vestas Wind Systems A/S (2)(a) 3,352 63,766
768,066
Finland - 1 .2%
Elisa OYJ (2)(a) 599 31,440
Kone OYJ, Class B (2)(a) 609 41,539
Nordea Bank Abp (2)(a) 10,308 169,710
Sampo OYJ, Class A (2)(a) 2,581 29,674
UPM-Kymmene OYJ (2)(a) 1,407 38,533

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.2% (continued)
Wartsila OYJ Abp (2)(a) 3,870 116,079
426,975
France - 7 .5%
Air France-KLM (2)*(a) 7,181 96,955
Amundi SA (2)(a)(b) 107 8,504
BNP Paribas SA (2)(a) 3,407 311,614
Bouygues SA (2)(a) 1,422 64,137
Carrefour SA (2)(a) 11,394 172,673
Credit Agricole SA (2)(a) 11,563 227,861
Dassault Aviation SA (2)(a) 141 47,499
Eiffage SA (2)(a) 1,041 133,371
FDJ UNITED (2)(a) 129 4,326
Gaztransport Et Technigaz SA (2)(a) 104 19,313
Hermes International SCA (2)(a) 81 199,182
Ipsen SA (2)(a) 101 13,562
Legrand SA (2)(a) 48 7,976
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 98 60,307
Orange SA (2)(a) 5,067 82,192
Safran SA (2)(a) 582 206,534
SCOR SE (2)(a) 1,069 37,806
Societe Generale SA (2)(a) 4,635 308,581
Thales SA (2)(a) 933 294,935
TotalEnergies SE (2)(a) 2,125 129,431
Valeo SE (2)(a) 4,918 62,020
Vinci SA (2)(a) 905 125,770
Vivendi SE (2)(a) 3,459 12,212
2,626,761
Germany - 4 .7%
Allianz SE (Registered) (2)(a) 607 255,381
Bayer AG (Registered) (2)(a) 2,293 76,337
Commerzbank AG (2)(a) 1,957 74,096
Continental AG (2)(a) 600 39,694
Daimler Truck Holding AG (2)(a) 1,075 44,453
Deutsche Lufthansa AG
(Registered) (2)(a) 14,606 123,964
Deutsche Telekom AG (Registered)
(2)(a) 3,692 125,784
E.ON SE (2)(a) 3,062 57,674
Freenet AG (2) 38 1,216
Fresenius Medical Care AG (2)(a) 2,467 130,350
GEA Group AG (2)(a) 442 32,678
HUGO BOSS AG (2)(a) 601 28,658
LEG Immobilien SE (2) 2 159
Mercedes-Benz Group AG (2)(a) 4,556 287,165
Nemetschek SE (2)(a) 212 27,666
Rational AG (2)(a) 19 14,519
RENK Group AG (2)(a) 835 86,442
Rheinmetall AG (2)(a) 23 53,801
RWE AG (2)(a) 1,555 69,164
Scout24 SE (2)(a)(b) 522 65,489
Siemens Healthineers AG (2)(a)(b) 149 8,071
Talanx AG (2)(a) 237 31,599
Vonovia SE (2) 37 1,156
1,635,516
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. (2)(a) 1,500 19,175
INVESTMENTS SHARES VALUE ($)
Ireland - 0 .4%
Accenture plc, Class A 606 149,440
Italy - 4 .3%
A2A SpA (2)(a) 6,487 16,977
Amplifon SpA (2)(a) 4,378 71,406
Banca Monte dei Paschi di Siena
SpA (2)(a) 14,189 126,257
Banco BPM SpA (2)(a) 4,992 74,922
Eni SpA (2)(a) 1,798 31,458
Generali (2)(a) 2,552 100,294
Intesa Sanpaolo SpA (2)(a) 28,364 187,746
Leonardo SpA (2)(a) 6,783 434,022
Nexi SpA (2)(a)(b) 5,455 30,904
Pirelli & C SpA (2)(a)(b) 9,331 63,690
Poste Italiane SpA (2)(a)(b) 3,650 86,764
Reply SpA (2)(a) 108 15,416
Snam SpA (2)(a) 1,811 10,874
Telecom Italia SpA (2)*(a) 58,828 30,822
UniCredit SpA (2)(a) 3,008 228,894
1,510,446
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 193 8,071
Japan - 27 .3%
ABC-Mart, Inc. (2)(a) 1,100 21,820
Aeon Co. Ltd. (2) 1,400 16,994
AGC, Inc. (2)(a) 500 16,306
Aisin Corp. (2)(a) 2,500 43,175
Ajinomoto Co., Inc. (2)(a) 2,600 74,540
Allegro MicroSystems, Inc. *(a) 549 16,031
ANA Holdings, Inc. (2)(a) 3,100 59,890
Asahi Group Holdings Ltd. (2)(a) 2,200 26,376
Asahi Kasei Corp. (2)(a) 8,600 67,594
Astellas Pharma, Inc. (2)(a) 12,800 139,520
BayCurrent, Inc. (2)(a) 500 29,384
Brother Industries Ltd. (2)(a) 3,600 60,155
Canon, Inc. (2)(a) 10,000 291,830
Central Japan Railway Co. (2)(a) 2,600 74,541
Chubu Electric Power Co., Inc. (2)
(a) 3,900 54,163
Concordia Financial Group Ltd. (2)
(a) 10,000 76,561
Dai Nippon Printing Co. Ltd. (2)(a) 5,100 86,724
Dai-ichi Life Holdings, Inc. (2)(a) 8,500 66,862
Daiichi Sankyo Co. Ltd. (2)(a) 12,100 272,253
Daikin Industries Ltd. (2)(a) 300 34,579
Daito Trust Construction Co. Ltd.
(2)(a) 500 10,971
Daiwa House Industry Co. Ltd. (2)(a) 400 14,366
Denso Corp. (2)(a) 1,700 24,466
Dentsu Group, Inc. (2)(a) 3,800 82,951
Disco Corp. (2)(a) 200 62,708
ENEOS Holdings, Inc. (2)(a) 14,700 93,098
FANUC Corp. (2)(a) 4,700 135,064
Fujitsu Ltd. (2)(a) 12,200 286,191
Fukuoka Financial Group, Inc. (2)(a) 3,000 89,726
Hirose Electric Co. Ltd. (2)(a) 100 12,440
Hitachi Ltd. (2)(a) 3,000 79,479
Honda Motor Co. Ltd. (2)(a) 7,700 79,459
Hoshizaki Corp. (2)(a) 400 15,009

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 27.3% (continued)
Hoya Corp. (2)(a) 500 69,135
Hulic Co. Ltd. (2)(a) 2,200 24,100
IHI Corp. (2)(a) 6,300 117,333
Iida Group Holdings Co. Ltd. (2)(a) 1,400 22,327
Inpex Corp. (2)(a) 7,300 131,441
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 8,100 149,381
Japan Airlines Co. Ltd. (2)(a) 2,000 40,271
Japan Post Bank Co. Ltd. (2)(a) 18,100 221,633
Japan Post Holdings Co. Ltd. (2)(a) 5,400 53,597
Japan Tobacco, Inc. (2)(a) 700 22,958
JFE Holdings, Inc. (2)(a) 2,600 31,905
Kajima Corp. (2)(a) 300 8,743
Kansai Electric Power Co., Inc.
(The) (2)(a) 700 10,013
Kao Corp. (2)(a) 4,400 191,757
Kirin Holdings Co. Ltd. (2)(a) 3,000 43,953
Kobe Steel Ltd. (2)(a) 6,100 72,084
Komatsu Ltd. (2)(a) 1,200 41,805
Kyoto Financial Group, Inc. (2)(a) 1,800 38,142
Kyushu Electric Power Co., Inc. (2)
(a) 800 7,992
LY Corp. (2)(a) 53,600 172,057
Marubeni Corp. (2)(a) 2,900 72,361
MatsukiyoCocokara & Co. (a) 1,200 24,376
MINEBEA MITSUMI, Inc. (2)(a) 7,500 140,931
Mitsubishi Chemical Group Corp.
(2)(a) 18,500 106,267
Mitsubishi Corp. (2)(a) 2,600 61,982
Mitsubishi Estate Co. Ltd. (2)(a) 400 9,194
Mitsubishi Motors Corp. (2)(a) 9,400 25,443
Mitsui & Co. Ltd. (2)(a) 400 9,932
Mitsui Chemicals, Inc. (2)(a) 5,000 124,975
Mitsui Fudosan Co. Ltd. (2)(a) 1,700 18,506
Mizuho Financial Group, Inc. (2)(a) 7,700 258,842
Murata Manufacturing Co. Ltd. (2)(a) 2,800 53,155
Nexon Co. Ltd. (2)(a) 5,900 129,479
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,800 40,868
Nippon Steel Corp. (2)(a) 24,500 100,909
Nippon Yusen KK (2)(a) 1,600 54,600
Nissan Chemical Corp. (2)(a) 1,000 36,224
Niterra Co. Ltd. (2)(a) 1,000 38,574
Nomura Holdings, Inc. (2)(a) 9,300 68,157
Obayashi Corp. (2)(a) 1,700 27,903
Obic Co. Ltd. (2)(a) 3,100 108,046
Oji Holdings Corp. (2)(a) 7,800 42,678
Omron Corp. (2)(a) 2,500 68,619
Ono Pharmaceutical Co. Ltd. (2)(a) 2,400 27,794
Oracle Corp. Japan (2)(a) 800 81,683
ORIX Corp. (2)(a) 3,300 86,612
Otsuka Corp. (2)(a) 1,000 20,874
Panasonic Holdings Corp. (2)(a) 28,400 308,255
Recruit Holdings Co. Ltd. (2)(a) 5,500 295,700
Renesas Electronics Corp. (2)(a) 11,900 136,912
Resona Holdings, Inc. (2)(a) 15,700 160,098
Sanwa Holdings Corp. (2)(a) 3,000 85,766
Sega Sammy Holdings, Inc. (2)(a) 900 18,963
Seibu Holdings, Inc. (2)(a) 1,100 39,810
Seiko Epson Corp. (2)(a) 6,000 76,754
INVESTMENTS SHARES VALUE ($)
Japan - 27.3% (continued)
Seven & i Holdings Co. Ltd. (2)(a) 5,100 68,434
Shimamura Co. Ltd. (2)(a) 400 26,746
Shimano, Inc. (2)(a) 500 55,879
Shimizu Corp. (2)(a) 9,800 137,668
Shin-Etsu Chemical Co. Ltd. (2)(a) 6,500 212,833
Shionogi & Co. Ltd. (2)(a) 2,500 44,050
Shiseido Co. Ltd. (2)(a) 5,300 90,473
Shizuoka Financial Group, Inc. (2)
(a) 3,400 46,509
SMC Corp. (2)(a) 400 123,637
Sojitz Corp. (2)(a) 5,300 140,170
Sony Financial Group, Inc. * 3,900 4,325
Sony Group Corp. (2)(a) 3,900 112,112
Square Enix Holdings Co. Ltd. (2)(a) 900 19,368
Subaru Corp. (2)(a) 4,400 89,669
Sumitomo Corp. (2)(a) 1,600 46,293
Sumitomo Electric Industries Ltd.
(2)(a) 1,100 31,299
Sumitomo Forestry Co. Ltd. (2)(a) 2,600 31,021
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 2,300 66,755
Sumitomo Realty & Development
Co. Ltd. (2)(a) 200 8,822
Suntory Beverage & Food Ltd. (2)(a) 300 9,376
Sysmex Corp. (2)(a) 900 11,126
Takeda Pharmaceutical Co. Ltd. (2)
(a) 2,300 67,552
TBS Holdings, Inc. (2)(a) 900 34,136
Terumo Corp. (2)(a) 5,200 85,782
Tokyo Century Corp. (2)(a) 1,900 24,202
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 25,300 118,509
Tokyo Electron Ltd. (2)(a) 1,300 230,447
Tokyo Gas Co. Ltd. (2)(a) 1,300 46,226
Tokyu Corp. (2)(a) 3,400 41,464
TOPPAN Holdings, Inc. (2)(a) 2,400 61,493
Tosoh Corp. (2)(a) 1,500 22,190
TOTO Ltd. (2)(a) 400 10,520
Toyota Motor Corp. (2)(a) 13,100 251,605
Toyota Tsusho Corp. (2)(a) 2,300 63,669
USS Co. Ltd. (2)(a) 6,800 78,068
Yamato Holdings Co. Ltd. (2)(a) 4,200 67,137
Yamazaki Baking Co. Ltd. (2)(a) 600 13,358
Yaskawa Electric Corp. (2) 600 12,772
Yokogawa Electric Corp. (2)(a) 1,700 48,788
9,601,578
Macau - 0 .1%
Galaxy Entertainment Group Ltd. (2) 7,000 38,489
Netherlands - 1 .8%
Aalberts NV (2)(a) 548 18,067
ABN AMRO Bank NV, CVA (2)(a)(b) 5,988 192,093
Arcadis NV (2)(a) 157 7,928
Argenx SE (2)*(a) 34 25,121
ASM International NV (2)(a) 105 63,331
ASR Nederland NV (2)(a) 746 50,765
Heineken NV (2)(a) 648 50,744
ING Groep NV (2)(a) 1,845 48,368
NN Group NV (2)(a) 957 67,485

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.8% (continued)
OCI NV (2)*(a) 1,305 6,048
Wolters Kluwer NV (2)(a) 835 113,977
643,927
New Zealand - 0 .5%
Xero Ltd. (2)*(a) 1,680 175,300
Nigeria - 0 .1%
Airtel Africa plc (2)(b) 14,100 46,304
Norway - 0 .5%
Gjensidige Forsikring ASA (2)(a) 774 22,745
Kongsberg Gruppen ASA (2)(a) 2,492 79,638
Norsk Hydro ASA (2)(a) 2,170 14,754
Telenor ASA (2)(a) 2,990 49,615
TOMRA Systems ASA (2)(a) 91 1,364
168,116
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 116,332 103,273
EDP SA (2) 5,875 27,883
131,156
Singapore - 0 .6%
Genting Singapore Ltd. (2) 17,600 10,034
Grab Holdings Ltd., Class A * 4,489 27,024
Keppel Ltd. (2) 400 2,769
Sea Ltd., ADR * 297 53,082
Sembcorp Industries Ltd. (2) 5,100 23,828
Singapore Telecommunications Ltd.
(2) 11,900 38,045
STMicroelectronics NV (2) 566 15,998
United Overseas Bank Ltd. (2) 900 24,170
194,950
South Korea - 0 .0% †
Delivery Hero SE (2)*(b) 175 5,025
Spain - 1 .5%
ACS Actividades de Construccion y
Servicios SA (2)(a) 473 37,915
Aena SME SA (2)(a)(b) 3,912 106,951
Banco de Sabadell SA (2)(a) 18,950 73,966
Banco Santander SA (2)(a) 2,709 28,429
Bankinter SA (2)(a) 8,007 126,576
CaixaBank SA (2)(a) 1,610 17,005
Enagas SA (a) 2,807 43,864
Fluidra SA (2)(a) 1,368 37,214
Indra Sistemas SA (2)(a) 643 28,791
Repsol SA (2)(a) 2,279 40,526
541,237
Sweden - 2 .7%
Alfa Laval AB (2)(a) 1,088 49,684
Autoliv, Inc. (a) 964 119,054
Essity AB, Class B (2)(a) 881 23,029
Evolution AB (2)(a)(b) 2,241 184,488
Husqvarna AB, Class B (2)(a) 4,577 24,464
Saab AB, Class B (2)(a) 713 43,808
Sandvik AB (2)(a) 581 16,230
SSAB AB, Class B (2)(a) 2,313 13,489
INVESTMENTS SHARES VALUE ($)
Sweden - 2.7% (continued)
Svenska Handelsbanken AB, Class
A (2)(a) 4,440 57,932
Swedbank AB, Class A (2)(a) 3,066 92,549
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 19,466 161,295
Telia Co. AB (2)(a) 33,189 126,615
Volvo AB, Class B (2)(a) 1,857 53,403
966,040
Switzerland - 3 .2%
ABB Ltd. (Registered) (2)(a) 434 31,406
Adecco Group AG (Registered) (2)
(a) 3,328 93,759
Avolta AG (2)*(a) 350 19,111
Baloise Holding AG (Registered) (2)
(a) 124 30,690
Belimo Holding AG (Registered) (2)
(a) 8 8,414
BKW AG (2)(a) 46 9,866
Clariant AG (Registered) (2)*(a) 1,889 17,574
Flughafen Zurich AG (Registered)
(2)(a) 204 62,463
Galderma Group AG (2)(a) 314 55,515
Galenica AG (2)(a)(b) 75 8,164
Geberit AG (Registered) (2)(a) 54 40,781
Givaudan SA (Registered) (2)(a) 31 126,450
Kuehne + Nagel International AG
(Registered) (2)(a) 767 143,534
Schindler Holding AG (Registered)
(2)(a) 36 13,027
SGS SA (Registered) (2)(a) 1,202 124,912
Sika AG (Registered) (2)(a) 270 60,631
Sonova Holding AG (Registered)
(2)(a) 203 55,684
Swatch Group AG (The) (2) 68 12,852
Swiss Prime Site AG (Registered)
(2)(a) 61 8,545
Swissquote Group Holding SA
(Registered) (2)(a) 53 37,281
TE Connectivity plc (a) 323 70,908
Temenos AG (Registered) (2)(a) 221 17,949
Zurich Insurance Group AG (2)(a) 120 85,774
1,135,290
United Kingdom - 6 .8%
Admiral Group plc (2)(a) 620 27,983
B&M European Value Retail SA (2)
(a) 4,200 14,816
Barclays plc (2)(a) 15,648 80,514
Burberry Group plc (2)*(a) 4,755 75,117
Centrica plc (2)(a) 22,951 51,539
CK Hutchison Holdings Ltd. (2)(a) 5,000 32,850
Compass Group plc (2)(a) 3,177 108,290
Entain plc (2)(a) 1,729 20,434
Games Workshop Group plc (2)(a) 43 8,427
Hiscox Ltd. (2)(a) 4,618 85,238
Howden Joinery Group plc (2)(a) 4,248 48,329
ICG plc (2)(a) 493 14,802
InterContinental Hotels Group plc
(2)(a) 825 99,751

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.8% (continued)
International Consolidated Airlines
Group SA (2)(a) 21,911 114,670
Intertek Group plc (2) 4 255
Investec plc (a) 1,044 7,800
ITV plc (2)(a) 34,498 37,226
Kingfisher plc (2)(a) 29,005 120,828
Lloyds Banking Group plc (2)(a) 336,847 381,170
Man Group plc (2) 1 2
NatWest Group plc (2)(a) 22,925 161,927
Next plc (2)(a) 177 29,507
Pennon Group plc (2)(a) 2,267 14,301
Persimmon plc (2)(a) 2,397 37,447
Rightmove plc (2)(a) 3,872 36,977
Rolls-Royce Holdings plc (2)(a) 21,322 342,735
RS GROUP plc (2)(a) 1,092 8,371
Tate & Lyle plc (2) 411 2,487
TechnipFMC plc (a) 5,008 197,566
Tesco plc (2)(a) 20,368 122,079
Vodafone Group plc (2)(a) 88,315 102,702
2,386,140
United States - 132 .5%
3M Co. (a) 212 32,898
AbbVie, Inc. (a) 109 25,238
Abercrombie & Fitch Co., Class A
*(a) 1,859 159,037
Acuity, Inc. (a) 40 13,776
Adobe, Inc. *(a) 1,101 388,377
ADT, Inc. (a) 15,951 138,933
Advanced Micro Devices, Inc. *(a) 171 27,666
Aflac, Inc. (a) 2,581 288,298
AGCO Corp. (a) 165 17,667
Agilent Technologies, Inc. (a) 419 53,779
Air Lease Corp., Class A (a) 1,595 101,522
Airbnb, Inc., Class A *(a) 1,749 212,364
Akamai Technologies, Inc. *(a) 2,211 167,505
Albemarle Corp. (a) 505 40,945
Alexandria Real Estate Equities,
Inc., REIT (a) 627 52,254
Align Technology, Inc. *(a) 882 110,444
Allison Transmission Holdings, Inc.
(a) 1,060 89,973
Ally Financial, Inc. (a) 195 7,644
Alnylam Pharmaceuticals, Inc. *(a) 298 135,888
Altria Group, Inc. (a) 1,454 96,051
Amdocs Ltd. (a) 1,306 107,157
American Electric Power Co., Inc.
(a) 1,035 116,438
American International Group, Inc.
(a) 2,804 220,226
American Tower Corp., REIT (a) 357 68,658
Ameriprise Financial, Inc. (a) 257 126,251
Amkor Technology, Inc. (a) 1,042 29,593
Amphenol Corp., Class A (a) 434 53,708
Analog Devices, Inc. (a) 212 52,088
Antero Resources Corp. *(a) 2,819 94,606
Aon plc, Class A (a) 155 55,270
Apellis Pharmaceuticals, Inc. * 781 17,674
Applied Industrial Technologies, Inc.
(a) 199 51,949
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Aramark (a) 1,131 43,430
Arch Capital Group Ltd. (a) 232 21,049
Arista Networks, Inc. *(a) 485 70,669
Armstrong World Industries, Inc. (a) 248 48,610
Arrow Electronics, Inc. *(a) 1,621 196,141
ASGN, Inc. *(a) 1,098 51,990
Ashland, Inc. (a) 1,542 73,877
Assured Guaranty Ltd. (a) 137 11,597
Atlassian Corp., Class A *(a) 832 132,870
Automatic Data Processing, Inc. 161 47,254
AutoNation, Inc. *(a) 329 71,975
AutoZone, Inc. *(a) 55 235,963
Avient Corp. (a) 252 8,303
Avnet, Inc. (a) 1,467 76,695
Axalta Coating Systems Ltd. *(a) 1,986 56,839
Axis Capital Holdings Ltd. (a) 1,101 105,476
Ball Corp. (a) 256 12,908
Bank of America Corp. (a) 173 8,925
Bank of New York Mellon Corp.
(The) (a) 1,201 130,861
Bath & Body Works, Inc. (a) 5,119 131,865
Becton Dickinson & Co. (a) 513 96,018
Berkshire Hathaway, Inc., Class B
*(a) 157 78,930
Best Buy Co., Inc. (a) 2,779 210,148
Biogen, Inc. *(a) 1,034 144,843
BioMarin Pharmaceutical, Inc. *(a) 3,922 212,416
Black Hills Corp. (a) 12 739
Blackbaud, Inc. *(a) 189 12,155
Booking Holdings, Inc. (a) 43 232,169
Booz Allen Hamilton Holding Corp.,
Class A (a) 2,485 248,376
BorgWarner, Inc. (a) 3,507 154,168
Boston Beer Co., Inc. (The), Class
A *(a) 235 49,684
Boston Scientific Corp. *(a) 416 40,614
BP plc (2)(a) 39,715 228,030
Bright Horizons Family Solutions,
Inc. *(a) 490 53,199
Brighthouse Financial, Inc. *(a) 1,648 87,476
Brink's Co. (The) (a) 295 34,474
Bristol-Myers Squibb Co. (a) 4,173 188,202
Broadridge Financial Solutions, Inc.
(a) 157 37,393
Brown & Brown, Inc. (a) 1,222 114,611
BRP, Inc. (a) 186 11,309
Brunswick Corp. (a) 670 42,371
Cabot Corp. (a) 715 54,376
CACI International, Inc., Class A *(a) 314 156,617
Caesars Entertainment, Inc. *(a) 382 10,324
Camden Property Trust, REIT (a) 529 56,487
Capital One Financial Corp. (a) 600 127,548
Carpenter Technology Corp. (a) 272 66,787
Caterpillar, Inc. (a) 92 43,898
CDW Corp. (a) 49 7,805
Celsius Holdings, Inc. *(a) 1,244 71,518
Cencora, Inc. (a) 37 11,564
Centene Corp. *(a) 6,900 246,192
Charles River Laboratories
International, Inc. *(a) 400 62,584

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Charles Schwab Corp. (The) (a) 668 63,774
Charter Communications, Inc., Class
A *(a) 795 218,708
Chemed Corp. (a) 130 58,206
Cheniere Energy, Inc. (a) 401 94,227
Chewy, Inc., Class A *(a) 7,170 290,026
Chipotle Mexican Grill, Inc., Class
A *(a) 1,744 68,347
Chord Energy Corp. (a) 133 13,216
Chubb Ltd. (a) 1,622 457,809
Ciena Corp. *(a) 437 63,658
Cincinnati Financial Corp. (a) 65 10,277
Cirrus Logic, Inc. *(a) 176 22,051
Citigroup, Inc. (a) 701 71,152
Citizens Financial Group, Inc. (a) 1,632 86,757
Civitas Resources, Inc. (a) 2,316 75,270
Cloudflare, Inc., Class A *(a) 264 56,652
CME Group, Inc. (a) 166 44,852
CNA Financial Corp. (a) 1,152 53,522
CNH Industrial NV (a) 5,249 56,952
CNO Financial Group, Inc. (a) 1,386 54,816
Coca-Cola Consolidated, Inc. (a) 536 62,798
Cognex Corp. (a) 670 30,351
Cognizant Technology Solutions
Corp., Class A (a) 706 47,351
Columbia Sportswear Co. (a) 1,373 71,808
Comfort Systems USA, Inc. (a) 178 146,882
Commerce Bancshares, Inc. (a) 1,194 71,353
Commercial Metals Co. (a) 377 21,595
Commvault Systems, Inc. *(a) 703 132,712
Conagra Brands, Inc. (a) 821 15,033
Concentrix Corp. (a) 1,911 88,193
Confluent, Inc., Class A *(a) 2,066 40,907
Cooper Cos., Inc. (The) *(a) 624 42,781
Copart, Inc. *(a) 2,992 134,550
COPT Defense Properties, REIT (a) 561 16,303
Corcept Therapeutics, Inc. *(a) 782 64,992
Corebridge Financial, Inc. (a) 1,717 55,030
Corteva, Inc. (a) 297 20,086
CoStar Group, Inc. *(a) 94 7,931
Coterra Energy, Inc. (a) 889 21,025
Crane Co. (a) 481 88,571
CRH plc (a) 759 91,004
Crocs, Inc. *(a) 970 81,044
Crowdstrike Holdings, Inc., Class
A *(a) 146 71,595
Crown Castle, Inc., REIT (a) 422 40,719
Crown Holdings, Inc. (a) 2,364 228,339
CSX Corp. (a) 2,986 106,033
Cummins, Inc. (a) 97 40,970
Curtiss-Wright Corp. (a) 139 75,469
CVS Health Corp. (a) 562 42,369
Danaher Corp. (a) 1,120 222,051
Dell Technologies, Inc., Class C (a) 164 23,250
Delta Air Lines, Inc. (a) 418 23,722
Devon Energy Corp. (a) 1,403 49,189
Digital Realty Trust, Inc., REIT 438 75,721
Docusign, Inc., Class A *(a) 902 65,025
Dolby Laboratories, Inc., Class A (a) 372 26,922
Dollar General Corp. (a) 1,161 119,989
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Dover Corp. (a) 1,121 187,016
DR Horton, Inc. (a) 1,384 234,546
DraftKings, Inc., Class A *(a) 6,120 228,888
DTE Energy Co. (a) 98 13,860
Duolingo, Inc., Class A *(a) 329 105,885
DuPont de Nemours, Inc. (a) 1,084 84,444
DXC Technology Co. *(a) 2,539 34,607
Eagle Materials, Inc. (a) 35 8,156
East West Bancorp, Inc. (a) 647 68,873
Ecolab, Inc. (a) 283 77,502
Edison International (a) 3,206 177,228
Edwards Lifesciences Corp. *(a) 1,419 110,356
Elastic NV *(a) 1,233 104,176
Elevance Health, Inc. (a) 442 142,819
elf Beauty, Inc. *(a) 188 24,906
Eli Lilly & Co. (a) 238 181,594
EMCOR Group, Inc. (a) 80 51,963
Encompass Health Corp. (a) 840 106,697
EnerSys (a) 450 50,832
EPR Properties, REIT (a) 411 23,842
Equifax, Inc. (a) 374 95,942
Equinix, Inc., REIT (a) 191 149,599
Equity Residential, REIT (a) 1,728 111,853
Evercore, Inc., Class A (a) 215 72,524
Everest Group Ltd. (a) 742 259,871
Eversource Energy (a) 540 38,416
Exact Sciences Corp. *(a) 806 44,096
Exelixis, Inc. *(a) 4,970 205,261
ExlService Holdings, Inc. *(a) 2,534 111,572
Expand Energy Corp. (a) 449 47,702
Expedia Group, Inc. (a) 895 191,306
Extra Space Storage, Inc., REIT (a) 615 86,678
Exxon Mobil Corp. (a) 136 15,334
Federal Realty Investment Trust,
REIT (a) 1,023 103,640
Federated Hermes, Inc., Class B 324 16,825
FedEx Corp. (a) 1,558 367,391
Ferguson Enterprises, Inc. (a) 220 49,408
Fidelity National Financial, Inc. (a) 4,062 245,710
Fidelity National Information
Services, Inc. (a) 174 11,474
Fifth Third Bancorp (a) 1,590 70,835
First American Financial Corp. (a) 590 37,902
First Hawaiian, Inc. (a) 2,927 72,677
FirstCash Holdings, Inc. (a) 760 120,399
Fiserv, Inc. *(a) 540 69,622
Flowserve Corp. (a) 743 39,483
Freeport-McMoRan, Inc. (a) 3,182 124,798
Freshpet, Inc. *(a) 1,057 58,251
Gaming and Leisure Properties, Inc.,
REIT (a) 317 14,775
Gap, Inc. (The) (a) 4,396 94,030
Garmin Ltd. (a) 575 141,577
Gates Industrial Corp. plc *(a) 434 10,772
GE Aerospace (a) 258 77,612
GE HealthCare Technologies, Inc.
(a) 807 60,606
GE Vernova, Inc. (a) 133 81,782
Generac Holdings, Inc. *(a) 59 9,877
General Dynamics Corp. (a) 567 193,347

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
General Motors Co. (a) 4,255 259,427
Genpact Ltd. (a) 3,455 144,730
GFL Environmental, Inc. (a) 1,102 52,230
GLOBALFOUNDRIES, Inc. *(a) 1,806 64,727
Globe Life, Inc. (a) 359 51,326
GoDaddy, Inc., Class A *(a) 1,284 175,690
Graham Holdings Co., Class B (a) 25 29,433
Graphic Packaging Holding Co. (a) 3,155 61,743
Greif, Inc., Class A (a) 964 57,609
GSK plc (2)(a) 10,753 230,888
Guidewire Software, Inc. *(a) 455 104,586
H&R Block, Inc. (a) 2,127 107,562
Haemonetics Corp. *(a) 3,355 163,523
Halozyme Therapeutics, Inc. *(a) 808 59,259
Hanover Insurance Group, Inc.
(The) (a) 136 24,702
Harley-Davidson, Inc. (a) 1,743 48,630
Hartford Insurance Group, Inc. (The)
(a) 286 38,150
Hasbro, Inc. (a) 1,355 102,777
Hayward Holdings, Inc. *(a) 602 9,102
HCA Healthcare, Inc. (a) 269 114,648
HealthEquity, Inc. *(a) 2,509 237,778
Hilton Worldwide Holdings, Inc. (a) 154 39,954
Holcim AG (2)(a) 3,125 266,639
Hologic, Inc. *(a) 176 11,878
Home BancShares, Inc. (a) 1,306 36,960
Home Depot, Inc. (The) (a) 208 84,280
Host Hotels & Resorts, Inc., REIT (a) 3,805 64,761
HP, Inc. (a) 7,008 190,828
HubSpot, Inc. *(a) 267 124,903
Humana, Inc. (a) 178 46,310
Huntington Bancshares, Inc. (a) 676 11,675
Huntington Ingalls Industries, Inc. (a) 487 140,212
Huntsman Corp. (a) 687 6,169
Illinois Tool Works, Inc. (a) 166 43,286
Illumina, Inc. *(a) 683 64,865
Incyte Corp. *(a) 1,679 142,396
Ingredion, Inc. (a) 553 67,527
Insmed, Inc. *(a) 59 8,497
Insulet Corp. *(a) 113 34,886
Intel Corp. *(a) 7,096 238,071
International Bancshares Corp. (a) 297 20,419
International Business Machines
Corp. (a) 650 183,404
International Flavors & Fragrances,
Inc. (a) 2,167 133,357
Intuit, Inc. (a) 214 146,143
Invesco Ltd. (a) 2,032 46,614
Invitation Homes, Inc., REIT (a) 3,637 106,673
IQVIA Holdings, Inc. *(a) 1,083 205,705
Iron Mountain, Inc., REIT (a) 1,337 136,294
ITT, Inc. (a) 215 38,433
J M Smucker Co. (The) (a) 768 83,405
Jacobs Solutions, Inc. (a) 332 49,754
Janus Henderson Group plc (a) 1,020 45,400
Jazz Pharmaceuticals plc *(a) 206 27,151
JB Hunt Transport Services, Inc. (a) 2,333 313,018
Johnson & Johnson (a) 614 113,848
Jones Lang LaSalle, Inc. *(a) 233 69,499
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
JPMorgan Chase & Co. (a) 179 56,462
KB Home (a) 1,090 69,368
KBR, Inc. (a) 463 21,895
Keurig Dr Pepper, Inc. (a) 2,627 67,015
Kimco Realty Corp., REIT (a) 397 8,674
Kinder Morgan, Inc. (a) 4,213 119,270
Kirby Corp. *(a) 107 8,929
Knight-Swift Transportation
Holdings, Inc., Class A (a) 202 7,981
Kyndryl Holdings, Inc. *(a) 2,631 79,009
Labcorp Holdings, Inc. (a) 31 8,899
Lam Research Corp. (a) 1,096 146,754
Lamar Advertising Co., Class A,
REIT (a) 720 88,142
Las Vegas Sands Corp. (a) 1,437 77,296
Leidos Holdings, Inc. (a) 291 54,987
Lennox International, Inc. (a) 81 42,878
Leonardo DRS, Inc. (a) 803 36,456
Light & Wonder, Inc. *(a) 1,190 99,889
Lincoln Electric Holdings, Inc. (a) 162 38,204
Linde plc (a) 305 144,875
Lithia Motors, Inc., Class A (a) 25 7,900
Littelfuse, Inc. (a) 107 27,714
LivaNova plc *(a) 151 7,909
LKQ Corp. (a) 1,810 55,277
Lockheed Martin Corp. (a) 164 81,870
Louisiana-Pacific Corp. (a) 551 48,951
Lowe's Cos., Inc. (a) 490 123,142
Lyft, Inc., Class A *(a) 7,408 163,050
Manhattan Associates, Inc. *(a) 659 135,082
ManpowerGroup, Inc. (a) 2,499 94,712
MarketAxess Holdings, Inc. (a) 922 160,659
Marsh & McLennan Cos., Inc. (a) 560 112,857
Masco Corp. (a) 15 1,056
Matador Resources Co. (a) 744 33,428
Mattel, Inc. *(a) 8,305 139,773
Medical Properties Trust, Inc., REIT
(a) 3,143 15,935
Medpace Holdings, Inc. *(a) 366 188,183
Medtronic plc (a) 1,690 160,956
Merck & Co., Inc. (a) 4,173 350,239
MetLife, Inc. (a) 2,966 244,309
MGIC Investment Corp. (a) 6,423 182,221
MGM Resorts International *(a) 7,155 247,992
Microchip Technology, Inc. (a) 548 35,193
Micron Technology, Inc. (a) 1,018 170,332
Microsoft Corp. (a) 364 188,534
Mohawk Industries, Inc. *(a) 758 97,721
Molina Healthcare, Inc. *(a) 1,435 274,602
MongoDB, Inc., Class A *(a) 224 69,525
Morningstar, Inc. (a) 355 82,364
Mosaic Co. (The) (a) 5,569 193,133
MSCI, Inc., Class A (a) 166 94,190
Mueller Industries, Inc. (a) 2,025 204,748
Murphy Oil Corp. 426 12,103
Murphy USA, Inc. (a) 176 68,334
Nasdaq, Inc. (a) 1,181 104,459
Natera, Inc. *(a) 1,185 190,749
National Fuel Gas Co. (a) 1,307 120,728
NetApp, Inc. (a) 566 67,048

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Neurocrine Biosciences, Inc. *(a) 1,410 197,936
New York Times Co. (The), Class
A (a) 1,168 67,043
Newell Brands, Inc. (a) 3,812 19,975
NewMarket Corp. (a) 47 38,926
Newmont Corp. (a) 276 23,270
News Corp., Class A 3,149 96,706
Nexstar Media Group, Inc., Class A 169 33,418
Northern Trust Corp. (a) 296 39,842
Northrop Grumman Corp. (a) 72 43,871
Northwestern Energy Group, Inc. (a) 865 50,698
Novartis AG (Registered) (2)(a) 4,222 542,857
Nucor Corp. (a) 134 18,148
Nutanix, Inc., Class A *(a) 2,256 167,824
NVIDIA Corp. (a) 508 94,783
NVR, Inc. *(a) 1 8,035
Occidental Petroleum Corp. (a) 483 22,822
Okta, Inc., Class A *(a) 391 35,855
Old Republic International Corp. (a) 3,100 131,657
Olin Corp. (a) 685 17,118
Omega Healthcare Investors, Inc.,
REIT (a) 583 24,614
Omnicom Group, Inc. (a) 423 34,487
OneMain Holdings, Inc. (a) 561 31,674
Option Care Health, Inc. *(a) 1,833 50,884
Oracle Corp. (a) 368 103,496
Organon & Co. (a) 4,919 52,535
Otis Worldwide Corp. (a) 2,041 186,609
Ovintiv, Inc. (a) 2,581 104,221
Owens Corning (a) 430 60,828
PACCAR, Inc. (a) 711 69,906
Packaging Corp. of America (a) 736 160,396
Palantir Technologies, Inc., Class
A *(a) 1,113 203,033
Palo Alto Networks, Inc. *(a) 780 158,824
Park Hotels & Resorts, Inc., REIT (a) 1,045 11,579
Paylocity Holding Corp. *(a) 411 65,460
PayPal Holdings, Inc. *(a) 297 19,917
PBF Energy, Inc., Class A (a) 885 26,700
Pegasystems, Inc. (a) 288 16,560
Penske Automotive Group, Inc. (a) 150 26,087
Pentair plc (a) 277 30,681
Penumbra, Inc. *(a) 78 19,759
PepsiCo, Inc. (a) 2,440 342,673
Pfizer, Inc. (a) 4,070 103,704
PG&E Corp. (a) 27,620 416,509
Philip Morris International, Inc. (a) 994 161,227
Phillips 66 (a) 1,012 137,652
Pilgrim's Pride Corp. (a) 32 1,303
Pinnacle Financial Partners, Inc. (a) 2,553 239,446
Pinterest, Inc., Class A *(a) 1,702 54,753
PNC Financial Services Group, Inc.
(The) (a) 1,611 323,697
Polaris, Inc. (a) 896 52,084
Popular, Inc. 1,233 156,603
Portland General Electric Co. (a) 416 18,304
Post Holdings, Inc. *(a) 15 1,612
PPG Industries, Inc. (a) 337 35,422
Primerica, Inc. (a) 180 49,966
Principal Financial Group, Inc. (a) 1,839 152,471
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Procter & Gamble Co. (The) (a) 2,099 322,510
Progressive Corp. (The) (a) 878 216,822
Prologis, Inc., REIT (a) 1,404 160,786
Prosperity Bancshares, Inc. (a) 2,587 171,647
Prudential Financial, Inc. (a) 290 30,085
Public Storage, REIT (a) 1,586 458,115
Pure Storage, Inc., Class A *(a) 578 48,442
Qorvo, Inc. * 136 12,387
Qualys, Inc. *(a) 285 37,714
Ralph Lauren Corp., Class A (a) 26 8,153
Range Resources Corp. (a) 2,308 86,873
Rayonier, Inc., REIT (a) 981 26,036
Regeneron Pharmaceuticals, Inc. (a) 459 258,082
Regions Financial Corp. (a) 2,330 61,442
Reinsurance Group of America, Inc.
(a) 535 102,790
RenaissanceRe Holdings Ltd. 446 113,253
Republic Services, Inc., Class A (a) 120 27,538
Reynolds Consumer Products, Inc.
(a) 3,335 81,607
Robert Half, Inc. (a) 4,174 141,833
Robinhood Markets, Inc., Class A
*(a) 494 70,731
ROBLOX Corp., Class A *(a) 1,771 245,319
Roche Holding AG (2)(a) 13 4,498
Roche Holding AG (2)(a) 320 106,555
Roku, Inc., Class A *(a) 1,932 193,451
Roper Technologies, Inc. (a) 214 106,720
Ross Stores, Inc. (a) 527 80,310
Royalty Pharma plc, Class A (a) 288 10,161
RPM International, Inc. (a) 75 8,841
Rubrik, Inc., Class A *(a) 933 76,739
Ryder System, Inc. (a) 689 129,973
Sabra Health Care REIT, Inc., REIT
(a) 760 14,166
Salesforce, Inc. (a) 638 151,206
Sandisk Corp. *(a) 445 49,929
Sanofi SA (2)(a) 640 60,604
SBA Communications Corp., REIT
(a) 204 39,443
Science Applications International
Corp. (a) 76 7,552
Seagate Technology Holdings plc (a) 545 128,653
Sealed Air Corp. (a) 238 8,413
Selective Insurance Group, Inc. (a) 2,246 182,083
SentinelOne, Inc., Class A *(a) 1,042 18,350
Silicon Laboratories, Inc. *(a) 378 49,567
Simon Property Group, Inc., REIT
(a) 1,001 187,858
Simpson Manufacturing Co., Inc. (a) 60 10,048
Snowflake, Inc., Class A *(a) 603 136,007
Sonoco Products Co. (a) 608 26,199
SOUTHSTATE BANK Corp. (a) 1,280 126,554
SS&C Technologies Holdings, Inc.
(a) 775 68,789
State Street Corp. (a) 414 48,028
STERIS plc (a) 843 208,592
Stifel Financial Corp. (a) 839 95,201
Synchrony Financial (a) 516 36,662
Synovus Financial Corp. (a) 739 36,270

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Take-Two Interactive Software, Inc.
*(a) 110 28,420
Tapestry, Inc. (a) 2,632 297,994
Taylor Morrison Home Corp., Class
A *(a) 2,684 177,171
Teleflex, Inc. (a) 1,624 198,713
Tenet Healthcare Corp. *(a) 1,466 297,656
Teradata Corp. *(a) 1,259 27,081
Tesla, Inc. *(a) 83 36,912
Texas Capital Bancshares, Inc. *(a) 1,730 146,237
Texas Pacific Land Corp. (a) 62 57,886
Texas Roadhouse, Inc., Class A (a) 601 99,856
Textron, Inc. (a) 1,440 121,666
Thermo Fisher Scientific, Inc. (a) 61 29,586
TJX Cos., Inc. (The) (a) 2,631 380,284
T-Mobile US, Inc. (a) 344 82,347
Toll Brothers, Inc. (a) 851 117,557
Toro Co. (The) (a) 926 70,561
Tradeweb Markets, Inc., Class A (a) 54 5,993
Trane Technologies plc (a) 127 53,589
Travel + Leisure Co. (a) 405 24,093
Travelers Cos., Inc. (The) (a) 393 109,733
Trex Co., Inc. *(a) 1,787 92,334
Truist Financial Corp. (a) 1,207 55,184
Tyson Foods, Inc., Class A (a) 3,214 174,520
U-Haul Holding Co. (a) 309 15,728
Union Pacific Corp. (a) 507 119,840
United Airlines Holdings, Inc. *(a) 149 14,379
United Parcel Service, Inc., Class
B (a) 3,018 252,094
United Therapeutics Corp. *(a) 187 78,392
UnitedHealth Group, Inc. (a) 347 119,819
Universal Health Services, Inc.,
Class B (a) 231 47,226
Unum Group (a) 2,324 180,761
Valmont Industries, Inc. (a) 21 8,142
Veeva Systems, Inc., Class A *(a) 394 117,377
Ventas, Inc., REIT (a) 1,765 123,532
Veralto Corp. (a) 509 54,264
VeriSign, Inc. (a) 1,277 357,010
Verisk Analytics, Inc., Class A (a) 742 186,620
Verizon Communications, Inc. (a) 3,784 166,307
Vertex Pharmaceuticals, Inc. *(a) 232 90,860
Vertiv Holdings Co., Class A (a) 506 76,335
VF Corp. (a) 970 13,997
Viatris, Inc. (a) 3,626 35,897
Viking Holdings Ltd. *(a) 305 18,959
Visteon Corp. (a) 15 1,798
Vontier Corp. (a) 695 29,169
Voya Financial, Inc. (a) 20 1,496
Walmart, Inc. (a) 5,053 520,761
Watts Water Technologies, Inc.,
Class A (a) 87 24,297
Weatherford International plc (a) 609 41,674
Welltower, Inc., REIT (a) 1,473 262,400
WESCO International, Inc. (a) 210 44,415
West Pharmaceutical Services, Inc.
(a) 481 126,181
Western Digital Corp. (a) 112 13,447
INVESTMENTS SHARES VALUE ($)
United States - 132.5% (continued)
Westinghouse Air Brake
Technologies Corp. (a) 1,049 210,293
Weyerhaeuser Co., REIT (a) 1,654 41,003
Williams Cos., Inc. (The) (a) 485 30,725
Woodward, Inc. (a) 131 33,105
Workday, Inc., Class A *(a) 446 107,366
Xylem, Inc. (a) 261 38,498
Zebra Technologies Corp., Class
A *(a) 267 79,342
Zimmer Biomet Holdings, Inc. (a) 476 46,886
Zions Bancorp NA (a) 2,034 115,084
Zoetis, Inc., Class A (a) 1,449 212,018
Zoom Communications, Inc., Class
A *(a) 1,422 117,315
Zscaler, Inc. *(a) 873 261,603
46,612,801
TOTAL COMMON STOCKS
(Cost $71,670,725) 73,971,426
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 2 .4%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2034 (2)(c)(d) $ 205,906 208,894
2.13%, 1/15/2035 (2)(c)(d) 614,184 632,269
Cost: $840,952 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $840,952) 841,163
SHARES
SHORT-TERM INVESTMENTS - 53.6%
INVESTMENT COMPANIES - 50 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (e)(f) 1,802,970 1,802,970
Limited Purpose Cash Investment
Fund, 4.13% (e) 16,043,514 16,040,305
TOTAL INVESTMENT COMPANIES
(Cost $17,841,825) 17,843,275
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 2 .8%
U.S. Treasury Bills
3.95%, 2/19/2026 (2)(g)
(Cost $984,803) 1,000,000 985,361
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,826,628) 18,828,636

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.2%
Put Option s - 0 .2%
Over-the-Counter
Equity Index Options - 0 .1%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 2,675,384
Expiration Date: 3/20/2026 (2) 4 17,364
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 1,337,692
Expiration Date: 3/20/2026 (2) 2 39,648
57,012
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 2,900,000 12,459
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 3,400,000 8,560
21,019
TOTAL PURCHASED OPTIONS
(Cost $97,088) 78,031
TOTAL LONG POSITIONS
(Cost $91,435,393) 93,719,256
SHARES
SHORT POSITIONS - (203.0)%
COMMON STOCKS - (202.5)%
Australia - ( 5 .2 ) %
AGL Energy Ltd. (2) (2,417) (14,151)
ALS Ltd. (2) (2,967) (39,083)
Ampol Ltd. (2) (4,084) (80,722)
APA Group (2) (1,459) (8,565)
ASX Ltd. (2) (29) (1,124)
Atlas Arteria Ltd. (2) (6,155) (19,988)
Aurizon Holdings Ltd. (2) (6,418) (13,536)
Cleanaway Waste Management
Ltd. (2) (18) (33)
Cochlear Ltd. (2) (593) (109,282)
Coles Group Ltd. (2) (8,054) (123,973)
Commonwealth Bank of Australia (2) (1,110) (122,580)
Domino's Pizza Enterprises Ltd. (2) (1,868) (16,645)
Goodman Group, REIT (2) (2,141) (46,398)
IDP Education Ltd. (2) (7,069) (30,726)
Insurance Australia Group Ltd. (2) (1,482) (8,031)
Lendlease Corp. Ltd. (2) (2,995) (10,883)
Macquarie Group Ltd. (2) (810) (117,572)
National Australia Bank Ltd. (2) (3,180) (92,766)
INVESTMENTS SHARES VALUE ($)
Australia - (5.2)% (continued)
New Hope Corp. Ltd. (2) (5,509) (14,285)
NEXTDC Ltd. (2) (9,961) (111,750)
Qantas Airways Ltd. (2) (7,226) (52,214)
Qube Holdings Ltd. (2) (26) (71)
Ramsay Health Care Ltd. (2) (3,382) (70,958)
Reece Ltd. (2) (5,808) (43,370)
Santos Ltd. (2) (11,761) (52,229)
Scentre Group, REIT (2) (2) (5)
SGH Ltd. (2) (1,075) (35,486)
Sonic Healthcare Ltd. (2) (34) (482)
Telix Pharmaceuticals Ltd. (2) (11,364) (109,857)
Transurban Group (2) (1,028) (9,379)
Treasury Wine Estates Ltd. (2) (25,180) (117,741)
Vicinity Ltd., REIT (2) (9) (15)
Washington H Soul Pattinson & Co.
Ltd. (2) (929) (23,653)
Woodside Energy Group Ltd. (2) (7,144) (107,881)
Woolworths Group Ltd. (2) (11,748) (207,329)
(1,812,763)
Belgium - ( 0 .3 ) %
D'ieteren Group (2) (191) (35,851)
Elia Group SA/NV (2) (253) (29,229)
Groupe Bruxelles Lambert NV (2) (221) (19,812)
Lotus Bakeries NV (2) (1) (9,436)
UCB SA (2) (31) (8,653)
(102,981)
Canada - ( 5 .1 ) %
Air Canada (2,964) (37,399)
Algonquin Power & Utilities Corp. (8,657) (46,529)
AltaGas Ltd. (41) (1,263)
AtkinsRealis Group, Inc. (283) (20,424)
BCE, Inc. (7,011) (163,828)
Brookfield Corp., Class A (1,735) (119,045)
CAE, Inc. (1,753) (51,909)
Cameco Corp. (2,349) (197,143)
Canadian Pacific Kansas City Ltd. (336) (25,024)
Canadian Tire Corp. Ltd., Class A (378) (44,998)
Canadian Utilities Ltd., Class A (349) (9,763)
Capital Power Corp. (1,713) (80,437)
Capstone Copper Corp. (4,473) (37,990)
Cenovus Energy, Inc. (3,371) (57,237)
Dollarama, Inc. (200) (26,376)
Element Fleet Management Corp. (487) (12,612)
Finning International, Inc. (340) (15,794)
Franco-Nevada Corp. (89) (19,810)
Gildan Activewear, Inc. (495) (28,597)
Hydro One Ltd. (b) (1,321) (47,128)
IGM Financial, Inc. (579) (21,076)
Keyera Corp. (1,926) (64,615)
Manulife Financial Corp. (233) (7,259)
National Bank of Canada (365) (38,771)
Nutrien Ltd. (523) (30,714)
Open Text Corp. (2,234) (83,504)
RB Global, Inc. (338) (36,610)
Restaurant Brands International, Inc. (1,539) (98,730)
Rogers Communications, Inc., Class
B (4,303) (148,133)
TC Energy Corp. (787) (42,791)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (5.1)% (continued)
Thomson Reuters Corp. (281) (43,633)
Toromont Industries Ltd. (68) (7,550)
West Fraser Timber Co. Ltd. (379) (25,765)
Whitecap Resources, Inc. (9,982) (76,172)
WSP Global, Inc. (79) (15,525)
(1,784,154)
Chile - ( 0 .3 ) %
Lundin Mining Corp. (7,741) (115,473)
China - ( 0 .1 ) %
Yangzijiang Shipbuilding Holdings
Ltd. (2) (18,400) (48,139)
Congo, the Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (3,579) (37,958)
Denmark - ( 2 .2 ) %
Carlsberg A/S, Class B (2) (524) (60,993)
Coloplast A/S, Class B (2) (543) (46,801)
Demant A/S (2) (767) (26,701)
DSV A/S (2) (1,114) (222,545)
Novo Nordisk A/S, Class B (2) (5,107) (284,365)
Novonesis Novozymes, Class B (2) (1,379) (84,869)
Tryg A/S (2) (1,803) (45,777)
(772,051)
Finland - ( 0 .6 ) %
Fortum OYJ (2) (2,476) (46,996)
Kesko OYJ, Class B (2) (944) (20,090)
Metso OYJ (2) (601) (8,284)
Nokia OYJ (2) (18,320) (88,098)
Orion OYJ, Class B (2) (429) (32,936)
(196,404)
France - ( 6 .7 ) %
Accor SA (2) (1,961) (93,168)
Air Liquide SA (2) (934) (194,605)
Airbus SE (2) (865) (202,000)
Alstom SA (2) (1,916) (50,135)
AXA SA (2) (754) (36,158)
BioMerieux (2) (499) (66,975)
Bollore SE (2) (1,803) (10,225)
Capgemini SE (2) (537) (78,336)
Cie de Saint-Gobain SA (2) (1,633) (176,938)
Cie Generale des Etablissements
Michelin SCA (2) (4,031) (145,171)
Danone SA (2) (1,473) (128,347)
Dassault Systemes SE (2) (2,258) (75,961)
EssilorLuxottica SA (2) (1,346) (438,465)
Getlink SE (2) (840) (15,489)
L'Oreal SA (2) (509) (221,154)
Pernod Ricard SA (2) (1,350) (132,908)
Publicis Groupe SA (2) (882) (84,878)
Remy Cointreau SA (2) (280) (15,184)
Renault SA (2) (731) (30,058)
Rexel SA (2) (657) (21,631)
Sodexo SA (2) (335) (21,137)
SPIE SA (2) (814) (44,006)
Technip Energies NV (2) (388) (18,311)
Teleperformance SE (2) (730) (54,526)
INVESTMENTS SHARES VALUE ($)
France - (6.7)% (continued)
Veolia Environnement SA (2) (233) (7,946)
(2,363,712)
Germany - ( 4 .1 ) %
Aurubis AG (2) (114) (14,299)
BASF SE (2) (1,992) (99,529)
Bayerische Motoren Werke AG (2) (650) (65,512)
Bechtle AG (2) (131) (6,056)
Beiersdorf AG (2) (921) (96,370)
Carl Zeiss Meditec AG (2) (331) (16,512)
CTS Eventim AG & Co. KGaA (2) (779) (76,478)
Deutsche Bank AG (Registered) (2) (3,569) (126,399)
Deutsche Boerse AG (2) (301) (80,605)
Deutsche Post AG (2) (1,812) (80,973)
Fresenius SE & Co. KGaA (2) (455) (25,428)
Hannover Rueck SE (2) (84) (25,348)
Heidelberg Materials AG (2) (761) (172,022)
Henkel AG & Co. KGaA (2) (46) (3,414)
Infineon Technologies AG (2) (1,714) (67,241)
KION Group AG (2) (217) (14,722)
Knorr-Bremse AG (2) (183) (17,218)
Merck KGaA (2) (1,075) (139,476)
MTU Aero Engines AG (2) (146) (67,355)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (43) (27,454)
SAP SE (2) (157) (42,039)
Symrise AG, Class A (2) (1,047) (91,058)
TeamViewer SE (2)(b) (2,555) (26,090)
Zalando SE (2)(b) (1,991) (61,100)
(1,442,698)
Hong Kong - ( 0 .3 ) %
Futu Holdings Ltd., ADR (306) (53,216)
Prudential plc (2) (3,894) (54,515)
(107,731)
Ireland - ( 0 .4 ) %
Aptiv plc (1,578) (136,055)
Italy - ( 3 .5 ) %
Azimut Holding SpA (2) (1,078) (41,765)
Banca Generali SpA (2) (365) (20,402)
BPER Banca SpA (2) (6,433) (71,549)
Brunello Cucinelli SpA (2) (494) (54,119)
Coca-Cola HBC AG (2) (41) (1,934)
DiaSorin SpA (2) (442) (39,268)
Enel SpA (2) (25,364) (240,363)
ERG SpA (2) (694) (17,136)
Ferrari NV (2) (756) (366,450)
FinecoBank Banca Fineco SpA (2) (650) (14,107)
Hera SpA (2) (1) (5)
Infrastrutture Wireless Italiane SpA
(2)(b) (2,989) (35,125)
Italgas SpA (2) (5,101) (46,989)
Prysmian SpA (2) (2,337) (232,582)
Terna - Rete Elettrica Nazionale (2) (5,098) (51,737)
(1,233,531)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - ( 24 .4 ) %
Advantest Corp. (2) (1,400) (138,520)
Asics Corp. (2) (400) (10,467)
Azbil Corp. (2) (4,700) (44,564)
Bandai Namco Holdings, Inc. (2) (1,500) (49,907)
Bridgestone Corp. (2) (3,100) (143,276)
Capcom Co. Ltd. (2) (1,800) (48,872)
Chiba Bank Ltd. (The) (2) (10,300) (107,969)
Chugai Pharmaceutical Co. Ltd. (2) (6,600) (292,609)
CyberAgent, Inc. (2) (4,000) (48,015)
Daifuku Co. Ltd. (2) (6,200) (198,425)
East Japan Railway Co. (2) (7,400) (180,995)
Ebara Corp. (2) (6,800) (155,003)
Fuji Electric Co. Ltd. (2) (1,400) (93,847)
FUJIFILM Holdings Corp. (2) (600) (14,921)
Fujikura Ltd. (2) (400) (39,127)
Hankyu Hanshin Holdings, Inc. (2) (700) (20,642)
Hikari Tsushin, Inc. (2) (300) (83,571)
Hitachi Construction Machinery Co.
Ltd. (2) (1,600) (51,128)
Idemitsu Kosan Co. Ltd. (2) (9,300) (63,627)
Isuzu Motors Ltd. (2) (5,300) (66,798)
ITOCHU Corp. (2) (2,800) (159,316)
Kawasaki Heavy Industries Ltd. (2) (200) (13,200)
Kawasaki Kisen Kaisha Ltd. (2) (9,200) (130,814)
KDDI Corp. (2) (7,900) (125,993)
Keisei Electric Railway Co. Ltd. (2) (1,300) (12,058)
Keyence Corp. (2) (300) (111,768)
Kikkoman Corp. (2) (6,000) (50,811)
Kinden Corp. (2) (1,600) (54,712)
Konami Group Corp. (2) (400) (57,705)
Kubota Corp. (2) (3,400) (42,719)
Kyocera Corp. (2) (9,000) (120,903)
Lasertec Corp. (2) (1,500) (205,208)
M3, Inc. (2) (17,100) (276,820)
Makita Corp. (2) (1,800) (58,341)
McDonald's Holdings Co. Japan
Ltd. (2) (200) (8,388)
MEIJI Holdings Co. Ltd. (2) (1,900) (39,397)
Mitsubishi Electric Corp. (2) (2,700) (69,346)
Mitsubishi HC Capital, Inc. (2) (5,500) (45,434)
Mitsubishi Heavy Industries Ltd. (2) (5,000) (130,846)
Mitsubishi UFJ Financial Group,
Inc. (2) (3,700) (59,686)
Mitsui OSK Lines Ltd. (2) (4,700) (142,690)
MonotaRO Co. Ltd. (2) (1,500) (21,778)
MS&AD Insurance Group Holdings,
Inc. (2) (400) (9,058)
NIDEC Corp. (2) (1,100) (19,552)
Nintendo Co. Ltd. (2) (2,800) (242,254)
Nippon Paint Holdings Co. Ltd. (2) (14,500) (98,924)
Nippon Sanso Holdings Corp. (2) (2,900) (102,706)
Nissan Motor Co. Ltd. (2) (32,100) (78,067)
Nissin Foods Holdings Co. Ltd. (2) (5,100) (96,062)
Nitori Holdings Co. Ltd. (2) (3,000) (58,006)
Nitto Denko Corp. (2) (6,600) (156,451)
Nomura Research Institute Ltd. (2) (1,700) (65,266)
NTT, Inc. (2) (232,700) (243,246)
Olympus Corp. (2) (12,000) (151,716)
Oriental Land Co. Ltd. (2) (9,000) (216,658)
Osaka Gas Co. Ltd. (2) (2,800) (81,098)
INVESTMENTS SHARES VALUE ($)
Japan - (24.4)% (continued)
Resonac Holdings Corp. (2) (1,000) (33,866)
Ricoh Co. Ltd. (2) (6,200) (54,579)
Ryohin Keikaku Co. Ltd. (2) (7,200) (143,260)
Sanrio Co. Ltd. (2) (3,300) (154,902)
SCREEN Holdings Co. Ltd. (2) (3,400) (308,082)
SCSK Corp. (2) (2,600) (77,826)
Secom Co. Ltd. (2) (2,200) (80,712)
Sekisui Chemical Co. Ltd. (2) (900) (16,755)
Sekisui House Ltd. (2) (1,100) (25,017)
SG Holdings Co. Ltd. (2) (8,500) (87,800)
Shimadzu Corp. (2) (900) (22,696)
Skylark Holdings Co. Ltd. (2) (2,600) (53,770)
SoftBank Corp. (2) (77,500) (113,987)
SoftBank Group Corp. (2) (700) (88,326)
Sompo Holdings, Inc. (2) (1,300) (40,190)
Sumitomo Metal Mining Co. Ltd. (2) (4,900) (157,755)
Sumitomo Mitsui Financial Group,
Inc. (2) (4,600) (129,411)
Suzuki Motor Corp. (2) (17,000) (247,501)
T&D Holdings, Inc. (2) (3,700) (90,442)
Taisei Corp. (2) (700) (48,102)
TDK Corp. (2) (3,000) (43,442)
TIS, Inc. (2) (2,000) (65,970)
Toei Animation Co. Ltd. (2) (1,200) (24,770)
Toho Co. Ltd. (2) (2,100) (134,994)
Tokio Marine Holdings, Inc. (2) (700) (29,626)
Toray Industries, Inc. (2) (5,600) (35,727)
Toyo Suisan Kaisha Ltd. (2) (700) (50,008)
Toyota Industries Corp. (2) (2,600) (292,418)
Trend Micro, Inc. (2) (1,900) (103,992)
Unicharm Corp. (2,800) (18,165)
West Japan Railway Co. (2) (2,900) (63,591)
Yakult Honsha Co. Ltd. (2) (6,500) (105,994)
Yamaha Motor Co. Ltd. (2) (27,300) (204,402)
Zensho Holdings Co. Ltd. (2) (200) (13,065)
ZOZO, Inc. (2) (1,900) (17,458)
(8,587,881)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (216) (37,180)
Luxembourg - ( 0 .4 ) %
ArcelorMittal SA (2) (3,776) (136,223)
Netherlands - ( 1 .6 ) %
Adyen NV (2)(b) (29) (46,663)
Aegon Ltd. (2) (5,596) (45,115)
ASML Holding NV (2) (115) (112,147)
Euronext NV (2)(b) (186) (27,846)
Heineken Holding NV (2) (562) (38,589)
Koninklijke Ahold Delhaize NV (2) (2,844) (115,081)
Koninklijke KPN NV (2) (1) (5)
Koninklijke Vopak NV (2) (474) (21,756)
NXP Semiconductors NV (535) (121,835)
SBM Offshore NV (2) (665) (17,018)
(546,055)
Norway - ( 0 .5 ) %
Aker BP ASA (2) (1,741) (44,185)
DNB Bank ASA (2) (479) (13,056)
Equinor ASA (2) (306) (7,462)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - (0.5)% (continued)
Mowi ASA (2) (3,469) (73,388)
Orkla ASA (2) (4,183) (43,733)
Vend Marketplaces ASA, Class A (2) (162) (5,776)
(187,600)
Portugal - ( 0 .4 ) %
Galp Energia SGPS SA (2) (4,293) (81,352)
Jeronimo Martins SGPS SA (2) (1,910) (46,499)
(127,851)
Singapore - ( 0 .5 ) %
DBS Group Holdings Ltd. (2) (1,800) (71,384)
Oversea-Chinese Banking Corp.
Ltd. (2) (700) (8,925)
Singapore Exchange Ltd. (2) (1,400) (17,972)
Singapore Technologies Engineering
Ltd. (2) (12,900) (86,140)
(184,421)
South Africa - ( 0 .6 ) %
Anglo American plc (2) (5,920) (223,227)
Spain - ( 1 .7 ) %
Acciona SA (2) (166) (33,356)
Amadeus IT Group SA (2) (1,773) (140,935)
Banco Bilbao Vizcaya Argentaria
SA (2) (1,060) (20,426)
Cellnex Telecom SA (2)(b) (1,893) (65,569)
Endesa SA (747) (23,864)
Iberdrola SA (2) (625) (11,831)
Industria de Diseno Textil SA (2) (2,994) (165,698)
Redeia Corp. SA (2) (2,804) (54,139)
Telefonica SA (2) (17,610) (90,625)
(606,443)
Sweden - ( 2 .5 ) %
AAK AB (2) (2,013) (52,384)
AddTech AB, Class B (2) (843) (27,423)
Atlas Copco AB, Class A (2) (11,366) (192,745)
Atlas Copco AB, Class B (2) (2,247) (33,812)
Axfood AB (2) (397) (12,330)
Elekta AB, Class B (2) (1,300) (6,585)
Epiroc AB, Class B (2) (479) (9,062)
EQT AB (2) (63) (2,185)
Getinge AB, Class B (2) (1,228) (26,467)
H & M Hennes & Mauritz AB, Class
B (2) (4,517) (84,439)
Hexagon AB, Class B (2) (10,338) (123,365)
Indutrade AB (2) (687) (15,806)
Lifco AB, Class B (2) (744) (25,192)
Nibe Industrier AB, Class B (2) (18,533) (73,251)
Securitas AB, Class B (2) (1,260) (18,992)
Skandinaviska Enskilda Banken AB,
Class A (2) (5,345) (104,802)
Skanska AB, Class B (2) (332) (8,617)
Svenska Cellulosa AB SCA, Class
B (2) (1,042) (13,792)
Swedish Orphan Biovitrum AB (2) (273) (8,345)
Trelleborg AB, Class B (2) (781) (29,200)
(868,794)
INVESTMENTS SHARES VALUE ($)
Switzerland - ( 4 .9 ) %
Bachem Holding AG, Class B (2) (321) (23,894)
Banque Cantonale Vaudoise
(Registered) (2) (127) (15,049)
Barry Callebaut AG (Registered) (2) (86) (118,440)
Chocoladefabriken Lindt & Spruengli
AG (2) (3) (45,866)
Cie Financiere Richemont SA
(Registered) (2) (1,578) (302,922)
EMS-Chemie Holding AG
(Registered) (2) (43) (30,550)
Georg Fischer AG (Registered) (2) (550) (43,223)
Helvetia Holding AG (Registered) (2) (32) (7,864)
Julius Baer Group Ltd. (2) (433) (30,151)
Logitech International SA
(Registered) (2) (912) (100,319)
Lonza Group AG (Registered) (2) (193) (129,047)
Partners Group Holding AG (2) (142) (185,794)
Schindler Holding AG (2) (165) (62,746)
SIG Group AG (2) (972) (10,080)
Straumann Holding AG (Registered)
(2) (1,236) (132,506)
Swiss Life Holding AG (Registered)
(2) (57) (61,538)
Swisscom AG (Registered) (2) (187) (135,921)
Tecan Group AG (Registered) (2) (96) (17,389)
UBS Group AG (Registered) (2) (1,391) (57,189)
VAT Group AG (2)(b) (475) (189,605)
Ypsomed Holding AG (Registered)
(2) (62) (24,596)
(1,724,689)
United Kingdom - ( 6 .5 ) %
3i Group plc (2) (147) (8,103)
Aberdeen Group plc (2) (4,973) (13,238)
Ashtead Group plc (2) (118) (7,913)
Associated British Foods plc (2) (4,720) (130,420)
AstraZeneca plc (2) (298) (45,654)
Auto Trader Group plc (2)(b) (6,269) (66,597)
Aviva plc (2) (5,616) (51,952)
Babcock International Group plc (2) (1) (18)
Beazley plc (2) (404) (4,941)
Bellway plc (2) (552) (18,287)
BT Group plc (2) (60,888) (156,646)
Bunzl plc (2) (3,219) (101,744)
Convatec Group plc (2)(b) (6,445) (20,123)
Croda International plc (2) (326) (11,883)
DCC plc (2) (142) (9,141)
Diageo plc (2) (3,836) (91,787)
Diploma plc (2) (7) (501)
Halma plc (2) (1,146) (53,347)
HSBC Holdings plc (2) (8,710) (122,925)
Inchcape plc (2) (399) (3,718)
Informa plc (2) (4,977) (61,647)
J Sainsbury plc (2) (12,113) (54,463)
Legal & General Group plc (2) (15,338) (49,264)
London Stock Exchange Group plc
(2) (709) (81,310)
M&G plc (2) (3,874) (13,212)
Marks & Spencer Group plc (2) (9,980) (48,963)
National Grid plc (2) (21,995) (316,040)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.5)% (continued)
Pearson plc (2) (1,688) (24,005)
Phoenix Group Holdings plc (2) (2) (17)
Rotork plc (2) (680) (3,109)
Schroders plc (2) (4,433) (22,495)
Segro plc, REIT (2) (1,601) (14,147)
Severn Trent plc (2) (323) (11,262)
Smith & Nephew plc (2) (6,736) (122,173)
Smiths Group plc (2) (257) (8,148)
Spirax Group plc (2) (284) (26,152)
SSE plc (2) (3,454) (81,016)
St James's Place plc (2) (1,164) (19,922)
Standard Chartered plc (2) (5,772) (112,020)
Taylor Wimpey plc (2) (11) (15)
Unilever plc (2) (2,911) (172,066)
Weir Group plc (The) (2) (1,739) (64,147)
Whitbread plc (2) (1,240) (53,799)
(2,278,330)
United States - ( 129 .2 ) %
AAON, Inc. (2,515) (235,002)
Abbott Laboratories (2,111) (282,747)
Acadia Healthcare Co., Inc. (2,892) (71,606)
Acerinox SA (2) (190) (2,496)
AECOM (1,631) (212,797)
AES Corp. (The) (4,239) (55,785)
Agree Realty Corp., REIT (1,029) (73,100)
Air Products and Chemicals, Inc. (1,614) (440,169)
Alaska Air Group, Inc. (1,620) (80,644)
Albertsons Cos., Inc., Class A (7,918) (138,644)
Alcon AG (2) (939) (70,627)
Allegion plc (447) (79,275)
ALLETE, Inc. (772) (51,261)
Alliant Energy Corp. (2,484) (167,446)
Alphabet, Inc., Class C (317) (77,205)
Amazon.com, Inc. (845) (185,537)
Ameren Corp. (738) (77,032)
American Airlines Group, Inc. (15,332) (172,332)
American Express Co. (1,189) (394,937)
American Homes 4 Rent, Class A,
REIT (1,134) (37,706)
Americold Realty Trust, Inc., REIT (7,699) (94,236)
AMETEK, Inc. (107) (20,116)
Amgen, Inc. (229) (64,624)
APA Corp. (1,328) (32,244)
API Group Corp. (2,149) (73,861)
Apollo Global Management, Inc. (1,755) (233,889)
Appfolio, Inc., Class A (428) (117,982)
Apple, Inc. (547) (139,283)
Applied Materials, Inc. (740) (151,508)
Arthur J Gallagher & Co. (1,513) (468,636)
Associated Banc-Corp. (705) (18,126)
Assurant, Inc. (403) (87,290)
AT&T, Inc. (3,696) (104,375)
ATI, Inc. (186) (15,129)
Atmos Energy Corp. (1,500) (256,125)
Autodesk, Inc. (202) (64,169)
AvalonBay Communities, Inc., REIT (837) (161,683)
Avantor, Inc. (5,814) (72,559)
Avery Dennison Corp. (286) (46,381)
Avis Budget Group, Inc. (2,035) (326,770)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
Axon Enterprise, Inc. (97) (69,611)
Baxter International, Inc. (4,105) (93,471)
Belden, Inc. (624) (75,048)
Bentley Systems, Inc., Class B (2,368) (121,905)
Bio-Rad Laboratories, Inc., Class A (430) (120,568)
Bio-Techne Corp. (1,654) (92,012)
BJ's Wholesale Club Holdings, Inc. (1,855) (172,979)
Blackrock, Inc. (42) (48,967)
Blackstone, Inc. (667) (113,957)
BOK Financial Corp. (465) (51,820)
Brixmor Property Group, Inc., REIT (3,276) (90,680)
Broadcom, Inc. (363) (119,757)
Brown-Forman Corp., Class B (3,468) (93,913)
Bruker Corp. (4,373) (142,079)
Builders FirstSource, Inc. (1,551) (188,059)
Bunge Global SA (364) (29,575)
Buzzi SpA (2) (569) (31,355)
BXP, Inc., REIT (105) (7,806)
Cadence Design Systems, Inc. (293) (102,919)
Campbell's Co. (The) (4,575) (144,479)
Cardinal Health, Inc. (268) (42,065)
Carnival Corp. (3,044) (88,002)
Carnival plc (2) (44) (1,170)
Carvana Co., Class A (61) (23,012)
Casey's General Stores, Inc. (209) (118,152)
Cboe Global Markets, Inc. (754) (184,919)
CBRE Group, Inc., Class A (263) (41,438)
Celanese Corp., Class A (548) (23,060)
CenterPoint Energy, Inc. (7,605) (295,074)
Certara, Inc. (8,548) (104,457)
Chevron Corp. (456) (70,812)
Choice Hotels International, Inc. (1,030) (110,117)
Church & Dwight Co., Inc. (92) (8,062)
Churchill Downs, Inc. (270) (26,193)
Cigna Group (The) (396) (114,147)
Cintas Corp. (191) (39,205)
Cisco Systems, Inc. (857) (58,636)
Clarivate plc (10,386) (39,778)
Clean Harbors, Inc. (35) (8,128)
Clearway Energy, Inc., Class C (4,636) (130,967)
Cleveland-Cliffs, Inc. (12,236) (149,279)
Clorox Co. (The) (792) (97,654)
CMS Energy Corp. (1,852) (135,678)
CNX Resources Corp. (532) (17,088)
Coca-Cola Co. (The) (1,372) (90,991)
Coherent Corp. (560) (60,323)
Colgate-Palmolive Co. (1,996) (159,560)
Comcast Corp., Class A (1,451) (45,590)
Comerica, Inc. (2,882) (197,475)
ConocoPhillips (1,722) (162,884)
Consolidated Edison, Inc. (486) (48,853)
Constellation Brands, Inc., Class A (3,134) (422,055)
Corning, Inc. (1,825) (149,705)
Corpay, Inc. (27) (7,778)
Costco Wholesale Corp. (235) (217,523)
Coty, Inc., Class A (4,385) (17,715)
Cousins Properties, Inc., REIT (1,403) (40,603)
Crane NXT Co. (2,286) (153,322)
Credit Acceptance Corp. (179) (83,580)
CSL Ltd. (2) (1,233) (162,197)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
CubeSmart, REIT (3,995) (162,437)
Cullen/Frost Bankers, Inc. (1,193) (151,237)
Cytokinetics, Inc. (2,764) (151,909)
Darling Ingredients, Inc. (2,352) (72,606)
Datadog, Inc., Class A (1,073) (152,795)
DaVita, Inc. (922) (122,506)
Dayforce, Inc. (316) (21,769)
Deckers Outdoor Corp. (931) (94,375)
Deere & Co. (483) (220,857)
Dexcom, Inc. (235) (15,813)
Diamondback Energy, Inc. (2,290) (327,699)
Dick's Sporting Goods, Inc. (166) (36,889)
Dillard's, Inc., Class A (98) (60,219)
Dollar Tree, Inc. (858) (80,969)
Dominion Energy, Inc. (452) (27,649)
Domino's Pizza, Inc. (292) (126,059)
Donaldson Co., Inc. (1,372) (112,298)
DoorDash, Inc., Class A (313) (85,133)
Dow, Inc. (4,014) (92,041)
Dropbox, Inc., Class A (3,484) (105,252)
DT Midstream, Inc. (1,728) (195,368)
Duke Energy Corp. (141) (17,449)
Dynatrace, Inc. (331) (16,037)
EastGroup Properties, Inc., REIT (416) (70,412)
Eastman Chemical Co. (540) (34,047)
Eaton Corp. plc (608) (227,544)
eBay, Inc. (198) (18,008)
Elanco Animal Health, Inc. (5,983) (120,498)
Element Solutions, Inc. (4,381) (110,270)
Emerson Electric Co. (1,063) (139,444)
Enphase Energy, Inc. (2,224) (78,707)
Ensign Group, Inc. (The) (500) (86,385)
Entegris, Inc. (2,595) (239,934)
Entergy Corp. (2,305) (214,803)
Envista Holdings Corp. (1,525) (31,064)
EOG Resources, Inc. (2,197) (246,328)
EPAM Systems, Inc. (52) (7,841)
EQT Corp. (2,668) (145,219)
Equitable Holdings, Inc. (212) (10,765)
Equity LifeStyle Properties, Inc.,
REIT (716) (43,461)
Erie Indemnity Co., Class A (432) (137,445)
Essent Group Ltd. (123) (7,818)
Essential Utilities, Inc. (1,455) (58,055)
Essex Property Trust, Inc., REIT (110) (29,443)
Estee Lauder Cos., Inc. (The), Class
A (668) (58,864)
Etsy, Inc. (2,529) (167,900)
Euronet Worldwide, Inc. (1) (88)
Evergy, Inc. (2,465) (187,389)
Exelon Corp. (180) (8,102)
Expeditors International of
Washington, Inc. (300) (36,777)
Experian plc (2) (357) (17,931)
Exponent, Inc. (716) (49,748)
F5, Inc. (120) (38,783)
FactSet Research Systems, Inc. (292) (83,655)
Fair Isaac Corp. (25) (37,413)
Fastenal Co. (6,931) (339,895)
Ferrovial SE (2) (965) (55,430)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
First Citizens BancShares, Inc.,
Class A (23) (41,151)
First Horizon Corp. (1,026) (23,198)
FirstEnergy Corp. (1,161) (53,197)
Flagstar Financial, Inc. (10,359) (119,646)
Flex Ltd. (2,316) (134,259)
Floor & Decor Holdings, Inc., Class
A (3,917) (288,683)
Flowers Foods, Inc. (4,690) (61,205)
Fluor Corp. (763) (32,099)
FMC Corp. (2,297) (77,248)
Fortinet, Inc. (191) (16,059)
Fortive Corp. (218) (10,680)
Fox Corp., Class A (5,215) (328,858)
FTI Consulting, Inc. (597) (96,505)
GATX Corp. (245) (42,826)
Gen Digital, Inc. (4,100) (116,399)
General Mills, Inc. (1,527) (76,991)
Gilead Sciences, Inc. (355) (39,405)
Glacier Bancorp, Inc. (596) (29,007)
Globant SA (2,112) (121,187)
Globus Medical, Inc., Class A (2,630) (150,620)
Goldman Sachs Group, Inc. (The) (88) (70,079)
Graco, Inc. (831) (70,602)
Grand Canyon Education, Inc. (104) (22,830)
GXO Logistics, Inc. (907) (47,971)
Halliburton Co. (312) (7,675)
Hamilton Lane, Inc., Class A (1,309) (176,440)
Healthcare Realty Trust, Inc., REIT (7,465) (134,594)
Healthpeak Properties, Inc., REIT (12,104) (231,792)
HEICO Corp. (668) (215,644)
Henry Schein, Inc. (1,793) (119,001)
Hershey Co. (The) (1,786) (334,071)
Hewlett Packard Enterprise Co. (5,566) (136,701)
Hexcel Corp. (1,141) (71,541)
HF Sinclair Corp. (1,647) (86,204)
Highwoods Properties, Inc., REIT (839) (26,697)
Hilton Grand Vacations, Inc. (18) (753)
Hims & Hers Health, Inc. (2,945) (167,040)
Honeywell International, Inc. (216) (45,468)
Hormel Foods Corp. (4,475) (110,712)
Houlihan Lokey, Inc., Class A (89) (18,273)
Howard Hughes Holdings, Inc. (617) (50,699)
Howmet Aerospace, Inc. (89) (17,464)
Hubbell, Inc., Class B (440) (189,336)
Hyatt Hotels Corp., Class A (1,873) (265,835)
IAC, Inc. (2,270) (77,339)
IDACORP, Inc. (1,174) (155,144)
IDEX Corp. (68) (11,068)
IDEXX Laboratories, Inc. (73) (46,639)
Independence Realty Trust, Inc.,
REIT (6,905) (113,173)
Ingersoll Rand, Inc. (2,817) (232,741)
Insperity, Inc. (419) (20,615)
Inspire Medical Systems, Inc. (851) (63,144)
Intercontinental Exchange, Inc. (134) (22,576)
International Paper Co. (3,709) (172,098)
Intuitive Surgical, Inc. (57) (25,492)
Ionis Pharmaceuticals, Inc. (3,070) (200,839)
IPG Photonics Corp. (390) (30,884)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
Iridium Communications, Inc. (2,511) (43,842)
Jabil, Inc. (190) (41,262)
Jack Henry & Associates, Inc. (959) (142,824)
James Hardie Industries plc,
CHESS (2) (3,796) (70,451)
Jefferies Financial Group, Inc. (119) (7,785)
Johnson Controls International plc (263) (28,917)
KeyCorp (417) (7,794)
Keysight Technologies, Inc. (711) (124,368)
Kilroy Realty Corp., REIT (4,042) (170,775)
Kimberly-Clark Corp. (2,300) (285,982)
Kinsale Capital Group, Inc. (101) (42,951)
Kite Realty Group Trust, REIT (3,686) (82,198)
KKR & Co., Inc. (495) (64,325)
KLA Corp. (134) (144,532)
Kraft Heinz Co. (The) (7,116) (185,301)
Kroger Co. (The) (2,746) (185,108)
Lamb Weston Holdings, Inc. (888) (51,575)
Landstar System, Inc. (65) (7,966)
Lantheus Holdings, Inc. (936) (48,007)
Lattice Semiconductor Corp. (2,560) (187,699)
Lear Corp. (453) (45,576)
Lincoln National Corp. (3,277) (132,161)
Live Nation Entertainment, Inc. (1,272) (207,845)
Loews Corp. (63) (6,325)
LPL Financial Holdings, Inc. (541) (179,985)
Lululemon Athletica, Inc. (539) (95,904)
LyondellBasell Industries NV, Class
A (487) (23,882)
M&T Bank Corp. (40) (7,905)
MACOM Technology Solutions
Holdings, Inc. (493) (61,374)
Madison Square Garden Sports
Corp., Class A (328) (74,456)
Marathon Petroleum Corp. (701) (135,111)
Markel Group, Inc. (6) (11,468)
Marriott International, Inc., Class A (1,427) (371,647)
Marriott Vacations Worldwide Corp. (259) (17,239)
Marvell Technology, Inc. (862) (72,468)
Marzetti Co. (The) (77) (13,305)
Masimo Corp. (317) (46,773)
MasTec, Inc. (269) (57,246)
Mastercard, Inc., Class A (115) (65,413)
Match Group, Inc. (49) (1,731)
Maximus, Inc. (1,619) (147,928)
McDonald's Corp. (867) (263,473)
McKesson Corp. (14) (10,816)
MDU Resources Group, Inc. (5,646) (100,555)
Meta Platforms, Inc., Class A (11) (8,078)
Mettler-Toledo International, Inc. (39) (47,877)
Mid-America Apartment
Communities, Inc., REIT (209) (29,204)
Middleby Corp. (The) (600) (79,758)
MKS, Inc. (671) (83,050)
Moderna, Inc. (494) (12,760)
Molson Coors Beverage Co., Class
B (3,151) (142,583)
Mondelez International, Inc., Class A (3,585) (223,955)
Monster Beverage Corp. (5,075) (341,597)
Moody's Corp. (178) (84,813)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
Motorola Solutions, Inc. (340) (155,479)
MSA Safety, Inc. (417) (71,753)
MSC Industrial Direct Co., Inc.,
Class A (1,304) (120,151)
National Storage Affiliates Trust,
REIT (3,211) (97,036)
nCino, Inc. (5,432) (147,262)
Nestle SA (Registered) (2) (587) (53,907)
Netflix, Inc. (246) (294,934)
New Jersey Resources Corp. (1,857) (89,415)
NextEra Energy, Inc. (899) (67,866)
NIKE, Inc., Class B (6,125) (427,095)
NiSource, Inc. (4,994) (216,240)
NNN REIT, Inc., REIT (408) (17,369)
Nordson Corp. (378) (85,787)
Norwegian Cruise Line Holdings Ltd. (2,617) (64,457)
NOV, Inc. (590) (7,818)
Novanta, Inc. (259) (25,939)
NRG Energy, Inc. (376) (60,893)
nVent Electric plc (1,066) (105,150)
OGE Energy Corp. (623) (28,826)
Old Dominion Freight Line, Inc. (210) (29,564)
Old National Bancorp (7) (154)
Ollie's Bargain Outlet Holdings, Inc. (426) (54,698)
ONE Gas, Inc. (1,829) (148,039)
ONEOK, Inc. (2,096) (152,945)
Onto Innovation, Inc. (561) (72,492)
O'Reilly Automotive, Inc. (881) (94,981)
Ormat Technologies, Inc. (1,279) (123,104)
Oshkosh Corp. (400) (51,880)
Parker-Hannifin Corp. (17) (12,889)
Paychex, Inc. (1,197) (151,732)
Paycom Software, Inc. (791) (164,639)
Performance Food Group Co. (2,849) (296,410)
Permian Resources Corp., Class A (9,122) (116,762)
Perrigo Co. plc (2,876) (64,049)
Pinnacle West Capital Corp. (259) (23,222)
Planet Fitness, Inc., Class A (1,356) (140,753)
Pool Corp. (370) (114,726)
PotlatchDeltic Corp., REIT (1,162) (47,352)
Power Integrations, Inc. (529) (21,271)
PPL Corp. (2,346) (87,177)
PTC, Inc. (680) (138,054)
Public Service Enterprise Group,
Inc. (765) (63,847)
PulteGroup, Inc. (209) (27,615)
PVH Corp. (475) (39,791)
QIAGEN NV (2) (486) (21,677)
QUALCOMM, Inc. (679) (112,958)
Quanta Services, Inc. (878) (363,860)
QuantumScape Corp. (9,300) (114,576)
Quest Diagnostics, Inc. (885) (168,663)
QXO, Inc. (14,176) (270,195)
Rambus, Inc. (788) (82,110)
Raymond James Financial, Inc. (121) (20,885)
RBC Bearings, Inc. (161) (62,837)
Realty Income Corp., REIT (2,434) (147,963)
Regal Rexnord Corp. (513) (73,585)
Regency Centers Corp., REIT (110) (8,019)
Repligen Corp. (64) (8,555)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
ResMed, Inc. (461) (126,190)
Revolution Medicines, Inc. (3,770) (176,059)
Revvity, Inc. (1,717) (150,495)
Rexford Industrial Realty, Inc., REIT (1,004) (41,274)
RH (169) (34,334)
RingCentral, Inc., Class A (3,501) (99,218)
RLI Corp. (510) (33,262)
Rocket Cos., Inc., Class A (3,138) (60,814)
Rockwell Automation, Inc. (166) (58,022)
Rollins, Inc. (1,323) (77,713)
Royal Gold, Inc. (955) (191,554)
RTX Corp. (1,278) (213,848)
S&P Global, Inc. (477) (232,161)
Sarepta Therapeutics, Inc. (2,441) (47,038)
Schlumberger NV (809) (27,805)
Schneider Electric SE (2) (306) (86,130)
Scotts Miracle-Gro Co. (The) (141) (8,030)
SEI Investments Co. (229) (19,431)
Sempra (835) (75,133)
Sensata Technologies Holding plc (4,467) (136,467)
Service Corp. International (909) (75,647)
Sherwin-Williams Co. (The) (663) (229,570)
Shift4 Payments, Inc., Class A (3,522) (272,603)
Signify NV (2)(b) (251) (6,601)
Silgan Holdings, Inc. (3,556) (152,944)
Sirius XM Holdings, Inc. (2,245) (52,252)
SiteOne Landscape Supply, Inc. (399) (51,391)
Skyworks Solutions, Inc. (789) (60,737)
SLM Corp. (1,917) (53,063)
Snap, Inc., Class A (7,249) (55,890)
Snap-on, Inc. (154) (53,366)
Sotera Health Co. (1,044) (16,422)
Southern Co. (The) (3,801) (360,220)
Southwest Airlines Co. (2,430) (77,541)
Southwest Gas Holdings, Inc. (1,636) (128,164)
Spire, Inc. (1,296) (105,650)
STAG Industrial, Inc., REIT (1,480) (52,229)
Stanley Black & Decker, Inc. (1,670) (124,131)
Starbucks Corp. (5,444) (460,561)
Steel Dynamics, Inc. (364) (50,753)
Stellantis NV (2) (3,927) (36,449)
Strategy, Inc., Class A (546) (175,927)
Stryker Corp. (166) (61,365)
Summit Therapeutics, Inc. (1,572) (32,478)
Sun Communities, Inc., REIT (119) (15,351)
Super Micro Computer, Inc. (875) (41,948)
Swiss Re AG (2) (626) (116,265)
Synaptics, Inc. (114) (7,791)
Synopsys, Inc. (515) (254,096)
Sysco Corp. (961) (79,129)
Targa Resources Corp. (578) (96,838)
Target Corp. (90) (8,073)
TD SYNNEX Corp. (141) (23,089)
Teledyne Technologies, Inc. (116) (67,981)
Tenaris SA (2) (3,085) (55,277)
Terex Corp. (14) (718)
Tetra Tech, Inc. (1,297) (43,294)
Texas Instruments, Inc. (301) (55,303)
Timken Co. (The) (1,129) (84,878)
Tractor Supply Co. (2,887) (164,184)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
Trade Desk, Inc. (The), Class A (1,017) (49,843)
TransDigm Group, Inc. (206) (271,512)
TransUnion (178) (14,913)
Trimble, Inc. (588) (48,010)
Twilio, Inc., Class A (1,685) (168,652)
Tyler Technologies, Inc. (148) (77,428)
Uber Technologies, Inc. (287) (28,117)
UDR, Inc., REIT (270) (10,060)
UFP Industries, Inc. (320) (29,917)
UGI Corp. (4,204) (139,825)
Ulta Beauty, Inc. (420) (229,635)
Ultragenyx Pharmaceutical, Inc. (1,323) (39,796)
UMB Financial Corp. (857) (101,426)
Under Armour, Inc., Class A (2,907) (14,506)
United Bankshares, Inc. (896) (33,340)
United Rentals, Inc. (215) (205,252)
Unity Software, Inc. (3,793) (151,872)
Universal Display Corp. (218) (31,311)
US Bancorp (1,570) (75,878)
US Foods Holding Corp. (1,086) (83,209)
Vail Resorts, Inc. (1,801) (269,376)
Valero Energy Corp. (299) (50,908)
Valley National Bancorp (14,924) (158,194)
Valvoline, Inc. (4,126) (148,165)
VICI Properties, Inc., Class A, REIT (1,325) (43,208)
Viking Therapeutics, Inc. (6,523) (171,424)
Virtu Financial, Inc., Class A (331) (11,751)
Visa, Inc., Class A (826) (281,980)
Vistra Corp. (962) (188,475)
Vulcan Materials Co. (299) (91,978)
W R Berkley Corp. (2,170) (166,265)
Walt Disney Co. (The) (554) (63,433)
Waste Connections, Inc. (444) (78,055)
Waste Management, Inc. (266) (58,741)
Watsco, Inc. (308) (124,524)
Webster Financial Corp. (1,714) (101,880)
WEC Energy Group, Inc. (183) (20,970)
Wells Fargo & Co. (650) (54,483)
Western Alliance Bancorp (1,214) (105,278)
Western Union Co. (The) (23,058) (184,233)
Westlake Corp. (1,834) (141,328)
WEX, Inc. (1,023) (161,153)
Whirlpool Corp. (470) (36,942)
White Mountains Insurance Group
Ltd. (76) (127,036)
Williams-Sonoma, Inc. (230) (44,954)
Willis Towers Watson plc (442) (152,689)
WillScot Holdings Corp. (3,326) (70,212)
Wintrust Financial Corp. (736) (97,476)
WP Carey, Inc., REIT (28) (1,892)
WW Grainger, Inc. (191) (182,015)
Wyndham Hotels & Resorts, Inc. (1,545) (123,446)
Xcel Energy, Inc. (2,202) (177,591)
XPO, Inc. (2,080) (268,882)
YETI Holdings, Inc. (4,107) (136,270)
Yum! Brands, Inc. (636) (96,672)
Zillow Group, Inc., Class C (1,046) (80,594)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (129.2)% (continued)
ZoomInfo Technologies, Inc., Class
A (6,507) (70,991)
(45,413,212)
Zambia - ( 0 .3 ) %
First Quantum Minerals Ltd. (4,661) (105,431)
TOTAL COMMON STOCKS
(Proceeds $(70,866,160))                                                     (71,180,987)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Henkel AG & Co. KGaA (Preference)
(2) (636) (51,317)
Sartorius AG (Preference) (2) (291) (68,028)
Volkswagen AG (Preference) (2) (556) (60,265)
TOTAL PREFERRED STOCKS
(Proceeds $(178,494))                                                     (179,610)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
United States - ( 0 .0 ) % †
Walgreens Boots Alliance, Inc., CVR
(3)
(Proceeds $–) (1,658) (2,487)
TOTAL SHORT POSITIONS
(Proceeds $(71,044,654)) (71,363,084)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 63.6%
(Cost $20,390,739) 22,356,172
OTHER ASSETS IN EXCESS OF
LIABILITIES - 36.4% ‡ 12,801,704
NET ASSETS - 100.0% 35,157,876
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,000,357) ( 2 .8 ) %
Consumer Discretionary 1,074,364 3 .1
Consumer Staples (3,430,189) ( 9 .8 )
Energy (603,054) ( 1 .7 )
Financials 4,763,220 13 .6
Health Care 2,862,674 8 .1
Industrials 151,212 0 .4
Information Technology 1,851,842 5 .3
Materials 364,999 1 .0
Purchased Options 78,031 0 .2
Real Estate 433,110 1 .2
Utilities (3,859,479) ( 11 .0 )
Investment Companies 17,843,275 50 .8
U.S. Treasury Obligations 1,826,524 5 .2
Total Investments In Securities
At Value 22,356,172 63 .6
Other Assets in Excess of
Liabilities ‡ 12,801,704 36 .4
Net Assets
$ 35,157,876 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $68,363,630. Additional securities sold but not yet settled totaling $12,793 were also segregated. In addition, $6,625,923 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $806,447 of investments in securities and $(592,447) of securities sold short, which represents 2.29% and (1.69)% of net assets of the Fund, respectively.
(c) On September 30, 2025, securities valued at $841,163 were pledged as collateral for reverse repurchase agreements outstanding.
(d) Inflation-protected security.
(e) Represents 7-day effective yield as of September 30, 2025.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(g) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Reverse repurchase agreements outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMC 9/17/2025 4.30% 10/9/2025 USD $ 427,000
JPMC 9/8/2025 4.34% 10/9/2025 USD 423,500
$ 850,500
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2025 was $465,471 at a net weighted average interest rate of 4.429%.
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 131,113 $ 16,214 $ 356 $ 16,570
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 131,113 16,214 356 16,570
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 150,000 11,064 1,104 12,168
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 150,000 11,064 1,104 12,168
54,556 2,920 57,476
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 50,000 $ (1,101) $ 18 $ (1,083)
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .48 USD 50,000 (1,101) 18 (1,083)
(2,202) 36 (2,166)
$ 52,354 $ 2,956 $ 55,310
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 1,800,000 $ 1,556 $ 2,688 $ 4,244
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 1,700,000 1,135 2,873 4,008
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 600,000 (8,906) 12,765 3,859
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 700,000 (8,556) 13,058 4,502
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 3,100,000 12,146 1,199 13,345
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 3,000,000 11,906 1,009 12,915
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 6,900,000 14,732 (3,858) 10,874
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 6,900,000 14,629 (3,755) 10,874
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 4,000,000 5,549 (1,582) 3,967
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 3,900,000 5,348 (1,553) 3,795

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 100,000 $ 316 $ (43) $ 273
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 1,300,000 16,558 (8,367) 8,191
Pay 1D SOFR Annual 3.50% Annual 3/19/2031 USD 1,300,000 16,257 (8,080) 8,177
Pay 1D SOFR Annual 4.00% Annual 3/15/2056 USD 200,000 3,882 (1,339) 2,543
Pay 1D SOFR Annual 4.00% Annual 3/15/2056 USD 200,000 5,478 (2,934) 2,544
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 200,000 6,735 377 7,112
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 200,000 6,735 378 7,113
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 3,700,000 131,876 (10,974) 120,902
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 3,600,000 129,646 (12,052) 117,594
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 10,000,000 181 (65) 116
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 10,000,000 182 (66) 116
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 26,000,000 954 (442) 512
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 26,000,000 954 (442) 512
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 11,100,000 (601) 743 142
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 11,100,000 (601) 743 142
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 4,500,000 71 1,683 1,754
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 4,500,000 71 1,683 1,754
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 8,000,000 3,132 (695) 2,437
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 8,000,000 3,132 (695) 2,437
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 147,200,000 46,364 5,238 51,602
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 147,200,000 46,364 5,238 51,602
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 150,000,000 44,642 2,146 46,788
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 150,000,000 44,668 2,120 46,788
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 2,000,000 5,055 (4,830) 225
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 1,900,000 4,880 (4,728) 152
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 500,000 876 1,079 1,955
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 500,000 683 1,272 1,955
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 6,000,000 9,408 9,686 19,094
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 6,000,000 9,342 9,696 19,038
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 700,000 21 6,435 6,456
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 700,000 21 6,435 6,456
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 100,000 757 – 757
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 100,000 187 533 720
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 200,000 (59) 2,620 2,561
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 200,000 (118) 2,679 2,561
Pay 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 300,000 2,584 538 3,122
Pay 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 200,000 1,535 461 1,996
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 2,000,000 29,906 (8,973) 20,933
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,900,000 27,781 (7,983) 19,798
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 2,500,000 31,347 (9,579) 21,768
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 2,500,000 31,802 (9,860) 21,942
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 600,000 3,349 (310) 3,039
Pay 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 500,000 2,879 (346) 2,533
Pay 6M EURIBOR Semi 3.00% Annual 12/15/2055 EUR 100,000 1,817 381 2,198
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 400,000 7,955 (56) 7,899
Pay 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 400,000 6,531 1,368 7,899
Pay 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 3,900,000 1,069 (663) 406
Pay 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 3,900,000 1,069 (663) 406
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 6,300,000 698 (555) 143
Pay 6M PRIBOR Semi 4.00% Annual 3/19/2031 CZK 6,300,000 698 (555) 143
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 230,000,000 (345) 477 132
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 230,000,000 (345) 477 132
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 130,000,000 (31) 156 125
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 130,000,000 (31) 156 125
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 2,300,000 2,721 122 2,843
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 2,400,000 2,839 127 2,966
Receive 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 100,000 220 7 227

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 2.50% Semi 3/19/2031 CAD 100,000 $ 220 $ 7 $ 227
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 5,100,000 (2) 13 11
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 5,100,000 (2) 13 11
Receive 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 60,000,000 (130) 223 93
Receive 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 60,000,000 (130) 223 93
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 1,300,000 (1,367) 1,760 393
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 1,200,000 (1,773) 2,467 694
Receive 1D SOFR Annual 3.50% Annual 12/19/2035 USD 300,000 2,190 1,350 3,540
Receive 1D SOFR Annual 3.50% Annual 12/19/2035 USD 200,000 1,131 1,303 2,434
Receive 1D SOFR Annual 3.50% Annual 3/19/2036 USD 5,100,000 40,858 31,367 72,225
Receive 1D SOFR Annual 3.50% Annual 3/19/2036 USD 5,100,000 41,349 30,875 72,224
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 16,000,000 71,004 12,049 83,053
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 15,900,000 70,421 12,080 82,501
Receive 1D SORA Semi 1.50% Semi 12/18/2030 SGD 100,000 (159) 311 152
Receive 1D SORA Semi 1.50% Semi 3/19/2031 SGD 100,000 (368) 645 277
Receive 1D SORA Semi 1.50% Semi 3/19/2031 SGD 200,000 (740) 1,295 555
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 1,250,000,000 (17,090) 20,856 3,766
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 1,250,000,000 (17,086) 20,852 3,766
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 3,110,000,000 2,730 35,842 38,572
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 3,110,000,000 2,729 35,843 38,572
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 370,000,000 (56,846) 65,021 8,175
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 370,000,000 (56,843) 65,018 8,175
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 55 195 250
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 50,000,000 55 195 250
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 30,500,000 806 2,027 2,833
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 30,500,000 805 2,028 2,833
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 3,500,000 320 – 320
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 3,500,000 320 – 320
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 5,000,000 678 1,446 2,124
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 5,000,000 678 1,446 2,124
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 2,000,000 839 48 887
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 2,000,000 839 48 887
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 (959) 1,889 930
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 200,000 (16) 2,171 2,155
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 300,000 (61) 3,293 3,232
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 95,000,000 (257) 1,089 832
Receive 6M BUBOR Semi 6.00% Annual 12/15/2027 HUF 95,000,000 (257) 1,089 832
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 150,000,000 (119) 831 712
Receive 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 150,000,000 (119) 831 712
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 45,000,000 845 635 1,480
Receive 6M BUBOR Semi 6.00% Annual 12/18/2030 HUF 45,000,000 845 635 1,480
Receive 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 90,000,000 1,645 1,260 2,905
Receive 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 90,000,000 1,645 1,260 2,905
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,600,000 19,757 13,389 33,146
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 1,700,000 21,441 13,777 35,218
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 2,800,000 59,254 7,019 66,273
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 2,700,000 57,432 6,403 63,835
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 14,000,000 (8,683) 11,906 3,223
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 14,000,000 (8,683) 11,906 3,223
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 20,000,000 (3,466) 6,635 3,169
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 20,000,000 (3,510) 6,679 3,169
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 500,000 (216) 295 79
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 500,000 (216) 295 79
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 435 (88) 347
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 500,000 435 (88) 347
966,299 432,560 1,398,859
Pay 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 105,000,000 (297) 43 (254)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 105,000,000 $ (297) $ 43 $ (254)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 1,900,000 (22,434) (2,281) (24,715)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 1,800,000 (21,184) (2,318) (23,502)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 100,000 (79) (41) (120)
Pay 1D SOFR Annual 3.00% Annual 12/15/2027 USD 600,000 (2,375) (1,185) (3,560)
Pay 1D SOFR Annual 3.00% Annual 12/15/2027 USD 700,000 (2,762) (1,360) (4,122)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 15,700,000 (59,414) (9,523) (68,937)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 15,700,000 (58,876) (10,018) (68,894)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,700,000 (18,108) (3,477) (21,585)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 3,800,000 (18,469) (3,699) (22,168)
Pay 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 400,000 (10,949) (1,500) (12,449)
Pay 1D SONIA Annual 4.50% Annual 12/15/2055 GBP 400,000 (16,412) 3,963 (12,449)
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 600,000 (13,435) (6,426) (19,861)
Pay 1D SONIA Annual 4.50% Annual 3/15/2056 GBP 600,000 (17,602) (2,143) (19,745)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 100,000 (284) (197) (481)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 100,000 (285) (196) (481)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 500,000 (2,090) (597) (2,687)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 600,000 (2,661) (603) (3,264)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 2,000,000 (243) (170) (413)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 2,000,000 (243) (171) (414)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 9,500,000 (1,883) (292) (2,175)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 9,500,000 (1,883) (292) (2,175)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 16,000,000 79 (96) (17)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 16,000,000 79 (96) (17)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 505,000,000 (13,382) (25,150) (38,532)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 505,000,000 (13,382) (25,150) (38,532)
Pay 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 175,000,000 (11,030) (4,585) (15,615)
Pay 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 175,000,000 (11,030) (4,585) (15,615)
Pay 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 75,000,000 (1,764) (1,745) (3,509)
Pay 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 75,000,000 (1,764) (1,745) (3,509)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 3,500,000 (117) (541) (658)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 3,500,000 (117) (541) (658)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 3,000,000 (494) (98) (592)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 3,000,000 (494) (98) (592)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 4,000,000 (2,528) (1,811) (4,339)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 4,000,000 (2,528) (1,811) (4,339)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 3,000,000 (3,109) (334) (3,443)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 3,000,000 (3,109) (334) (3,443)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 100,000,000 15 (29) (14)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 100,000,000 15 (29) (14)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 250,000,000 (397) (982) (1,379)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 250,000,000 (397) (982) (1,379)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 15,500,000 (3,314) 387 (2,927)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 15,500,000 (3,314) 387 (2,927)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 16,500,000 (648) (1,980) (2,628)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 16,500,000 (648) (1,980) (2,628)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 2,500,000 321 (710) (389)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 2,500,000 321 (710) (389)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 2,500,000 (513) (252) (765)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 2,500,000 $ (513) $ (252) $ (765)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 10,500,000 (1,373) (716) (2,089)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 10,500,000 (1,373) (716) (2,089)
Pay 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 34,500,000 (8,608) (1,840) (10,448)
Pay 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 34,500,000 (8,608) (1,840) (10,448)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 5,300,000 (10,093) (10,694) (20,787)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 5,300,000 (9,417) (11,370) (20,787)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 16,900,000 (59,014) (19,476) (78,490)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 16,900,000 (59,336) (19,154) (78,490)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 1,500,000 2,115 (2,460) (345)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 1,500,000 2,115 (2,460) (345)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 2,000,000 1,515 (2,816) (1,301)
Pay 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 2,000,000 1,515 (2,816) (1,301)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 10,500,000 (469) (1,876) (2,345)
Pay 6M PRIBOR Semi 3.50% Annual 12/15/2027 CZK 10,500,000 (469) (1,876) (2,345)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 11,000,000 (2,034) (959) (2,993)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 11,000,000 (2,034) (959) (2,993)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (102) (60) (162)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 200,000 (299) (6) (305)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 200,000 (292) (13) (305)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 65,000,000 (707) 245 (462)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 65,000,000 (707) 245 (462)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 10,000,000 (60) 8 (52)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 10,000,000 (60) 8 (52)
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 14,300,000 (30,722) 1,285 (29,437)
Receive 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 14,300,000 (30,439) 1,002 (29,437)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 325,000,000 (207) 141 (66)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 325,000,000 (207) 141 (66)
Receive 1D MIBOR Semi 6.00% Semi 12/17/2030 INR 400,000 (50) 4 (46)
Receive 1D MIBOR Semi 6.00% Semi 12/17/2030 INR 400,000 (50) 4 (46)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 20,000,000 (2,065) 123 (1,942)
Receive 1D MIBOR Semi 6.00% Semi 3/18/2031 INR 20,000,000 (2,065) 123 (1,942)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 1,000,000 4,940 (7,789) (2,849)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 1,000,000 3,140 (5,990) (2,850)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 700,000 (4,723) 1,083 (3,640)
Receive 1D SOFR Annual 3.50% Annual 12/18/2030 USD 600,000 (4,195) 1,190 (3,005)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,700,000 (54,837) 29,497 (25,340)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 2,700,000 (54,748) 29,408 (25,340)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 2,600,000 (33,893) 11,171 (22,722)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 2,600,000 (33,816) 11,029 (22,787)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 4,100,000 (5,184) 4,636 (548)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 4,100,000 (5,269) 4,805 (464)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 99,300,000 (197) 184 (13)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 99,300,000 (197) 184 (13)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 3,000,000 (1,114) 531 (583)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/15/2027 HKD 3,100,000 (1,143) 541 (602)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 8,200,000 (5,671) 2,691 (2,980)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 8,100,000 (5,618) 2,674 (2,944)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 2,000,000 (864) 447 (417)
Receive 3M HIBOR Qtrly 3.00% Qtrly 12/18/2030 HKD 2,000,000 (770) 353 (417)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 5,000,000 (4,215) 2,948 (1,267)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 5,100,000 (4,351) 3,058 (1,293)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 1,500,000 (1,292) 537 (755)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 1,500,000 (1,292) 537 (755)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 1,000,000 (186) (82) (268)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 1,000,000 (186) (82) (268)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 400,000 (1,443) 512 (931)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 400,000 $ (1,443) $ 512 $ (931)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 6,000,000 (10,670) (1,205) (11,875)
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2036 SEK 6,000,000 (10,670) (1,205) (11,875)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 2,900,000 (20,002) 13,304 (6,698)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 2,900,000 (19,704) 13,006 (6,698)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 1,500,000 (8,432) 6,535 (1,897)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 1,600,000 (8,562) 6,539 (2,023)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 4,400,000 (34,146) 19,852 (14,294)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 4,500,000 (34,354) 19,763 (14,591)
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 1,300,000 (451) 395 (56)
Receive 6M WIBOR Semi 4.00% Annual 12/15/2027 PLN 1,300,000 (400) 344 (56)
Receive 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 600,000 (409) 118 (291)
Receive 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 700,000 (477) 138 (339)
(936,471) (24,901) (961,372)
$ 29,828 $ 407,659 $ 437,487
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 11,595,262 $ 36,772
TAIEX Mini Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 TWD 7,785,900 5,123
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%)
Monthly JPMC 12/17/2025 AUD (129,559) 37
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 HKD 299,987 1,833
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.08%)
Monthly GSIN 12/17/2025 EUR (89,561) –
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 JPY 33,628 4
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.08%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 SEK 651,804 82

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread (0.80%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 ILS 684,652 $ 12,257
Total unrealized appreciation 56,108
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR (188,776) (6,940)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 CHF (968,480) (9,385)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 PLN (285,700) (501)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 HKD 3,075,508 (2,330)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS plus or
minus a specified
spread (-0.40%)
Monthly GSIN 12/17/2025 MXN (5,848,061) (7,937)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 PLN 11,628 (13)
Total unrealized depreciation (27,106)
Net unrealized appreciation $ 29,002

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Mini Index 12 10/2025 HKD $ 147,665 $ 2,404
Hang Seng Mini Index 17 10/2025 HKD 587,904 9,973
HSCEI 5 10/2025 HKD 307,635 5,421
IBEX 35 Index 48 10/2025 EUR 873,950 13,848
OMXS30 Index 1 10/2025 SEK 28,308 287
SGX FTSE China A50 Index 49 10/2025 USD 740,635 (1,660)
SGX FTSE Taiwan Index 14 10/2025 USD 1,197,420 (8,367)
CBOE Volatility Index 1 11/2025 USD 19,249 (253)
KOSPI 200 Index 133 11/2025 KRW 2,252,198 (5,522)
Australia 10 Year Bond 51 12/2025 AUD 3,816,466 (15,598)
Australia 3 Year Bond 2 12/2025 AUD 141,277 (562)
CBOE Volatility Index 1 12/2025 USD 19,800 (352)
Euro STOXX 50 Index 3 12/2025 EUR 195,162 1,498
Euro-Bund 29 12/2025 EUR 4,374,757 (1,617)
Euro-Schatz 59 12/2025 EUR 7,409,700 (7,671)
FTSE/MIB Index 1 12/2025 EUR 49,890 568
Long Gilt 12 12/2025 GBP 1,467,017 7,195
Mini-DAX Index 2 12/2025 EUR 281,901 1,120
MSCI EAFE Index 1 12/2025 USD 139,265 (202)
MSCI Emerging Markets Index 9 12/2025 USD 611,865 2,676
NASDAQ 100 Micro E-Mini Index 30 12/2025 USD 1,494,105 22,427
Nikkei 225 Index 3 12/2025 JPY 91,267 100
Russell 2000 Micro E-Mini Index 64 12/2025 USD 785,760 6,567
S&P 500 Micro E-Mini Index 899 12/2025 USD 30,290,681 272,466
S&P Midcap 400 E-Mini Index 6 12/2025 USD 1,971,720 (8,558)
TOPIX Mini Index 78 12/2025 JPY 1,656,679 1,892
U.S. Treasury 5 Year Note 89 12/2025 USD 9,716,992 (20,752)
CBOE Volatility Index 1 1/2026 USD 20,689 (414)
3 Month Euro Euribor 18 3/2026 EUR 5,178,089 (1,900)
90-Day New Zealand Bill 1 3/2026 NZD 576,325 390
3 Month CORRA 54 6/2026 CAD 9,483,078 3,495
3 Month SOFR 4 6/2026 USD 965,000 (413)
3 Month SONIA 25 6/2026 GBP 8,090,414 (5,297)
90-Day New Zealand Bill 1 6/2026 NZD 576,297 394
3 Month CORRA 17 9/2026 CAD 2,985,566 610
3 Month SARON 1 9/2026 CHF 314,380 (299)
3 Month SOFR 2 9/2026 USD 483,550 (539)
3 Month SONIA 5 9/2026 GBP 1,619,596 (2,711)
90-Day Australian Bank Bill 1 9/2026 AUD 656,151 (307)
90-Day New Zealand Bill 1 9/2026 NZD 576,198 370
3 Month CORRA 3 12/2026 CAD 526,676 93
3 Month SARON 2 12/2026 CHF 628,729 (21)
3 Month SOFR 1 12/2026 USD 242,113 (88)
3 Month SONIA 5 12/2026 GBP 1,620,352 (2,816)
3 Month Euro Euribor 3 3/2027 EUR 862,134 (1,016)
3 Month SARON 1 3/2027 CHF 314,302 62
3 Month SOFR 1 3/2027 USD 242,250 (476)
3 Month SONIA 6 3/2027 GBP 1,944,725 (1,001)
3 Month Euro Euribor 3 6/2027 EUR 861,606 (756)
3 Month Euro Euribor 4 9/2027 EUR 1,148,104 (1,218)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 1 12/2027 EUR $ 286,864 $ 73
Total of long contracts 263,543
Short Contracts
CAC 40 10 Euro Index (4) 10/2025 EUR (370,765) (1,096)
CBOE Volatility Index (4) 10/2025 USD (70,352) 2,820
EURO STOXX 50 Volatility Index (3) 10/2025 EUR (6,252) 370
FTSE Bursa Malaysia KLCI Index (8) 10/2025 MYR (153,309) (950)
IFSC NIFTY 50 Index (2) 10/2025 USD (99,046) 518
MSCI Singapore Index (21) 10/2025 SGD (728,272) 1,046
EURO STOXX 50 Volatility Index (1) 11/2025 EUR (2,254) 23
Canada 10 Year Bond (43) 12/2025 CAD (3,780,614) (25,033)
DJIA CBOT Micro E-mini Index (7) 12/2025 USD (163,411) (1,443)
Euro-Bobl (2) 12/2025 EUR (276,536) 257
Euro-BTP (15) 12/2025 EUR (2,111,001) (7,556)
Euro-Buxl (1) 12/2025 EUR (134,123) (799)
FTSE/JSE Top 40 Index (18) 12/2025 ZAR (1,064,741) (32,417)
Japan 10 Year Bond Mini (44) 12/2025 JPY (4,039,544) 26,856
MEX BOLSA Index (4) 12/2025 MXN (138,532) (2,241)
Nikkei 225 Index (1) 12/2025 JPY (304,223) 320
SET50 Index (115) 12/2025 THB (579,028) 3,143
SPI 200 Index (6) 12/2025 AUD (880,690) 979
U.S. Treasury 10 Year Note (42) 12/2025 USD (4,725,000) 19,805
U.S. Treasury 2 Year Note (6) 12/2025 USD (1,250,250) 4
U.S. Treasury Ultra Bond (13) 12/2025 USD (1,562,437) 6,151
90-Day Australian Bank Bill (8) 3/2026 AUD (5,249,205) 2,256
3 Month Euro Euribor (3) 6/2026 EUR (863,191) 1
90-Day Australian Bank Bill (1) 6/2026 AUD (656,199) 272
3 Month Euro Euribor (3) 9/2026 EUR (863,015) 110
90-Day Australian Bank Bill (3) 12/2026 AUD (1,968,355) 968
3 Month SOFR (2) 6/2027 USD (484,550) 107
3 Month SONIA (5) 6/2027 GBP (1,620,352) 2,519
3 Month SOFR (2) 9/2027 USD (484,475) 131
3 Month SONIA (6) 9/2027 GBP (1,943,818) 2,683
3 Month SOFR (2) 12/2027 USD (484,300) (177)
3 Month SONIA (6) 12/2027 GBP (1,943,111) 2,597
3 Month SOFR (4) 3/2028 USD (968,150) 1,785
3 Month SONIA (7) 3/2028 GBP (2,266,375) 1,937
Total of short contracts 5,946
Net unrealized appreciation $ 269,489
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 425,661 USD 276,858 CITI 12/17/2025 $ 5,060
AUD 425,664 USD 276,859 JPMC 12/17/2025 5,060
BRL 1,902,165 USD 342,476 CITI
**
12/17/2025 8,466
BRL 1,902,164 USD 342,475 JPMC
**
12/17/2025 8,467
CHF 7,000 USD 8,852 CITI 12/17/2025 23
CHF 7,000 USD 8,852 JPMC 12/17/2025 23
CLP 400,000,000 USD 413,963 CITI
**
12/17/2025 2,063
CLP 400,000,000 USD 413,962 JPMC
**
12/17/2025 2,063
CNY 8,326,716 USD 1,172,579 CITI
**
12/17/2025 1,920

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 8,326,714 USD 1,172,576 JPMC
**
12/17/2025 $ 1,922
COP 1,300,000,000 USD 321,543 CITI
**
12/17/2025 6,603
COP 1,300,000,000 USD 321,543 JPMC
**
12/17/2025 6,603
CZK 6,500,000 USD 311,367 CITI 12/17/2025 2,708
CZK 6,500,000 USD 311,366 JPMC 12/17/2025 2,709
EUR 1,243,492 USD 1,459,803 CITI 12/17/2025 6,647
EUR 1,243,508 USD 1,459,819 JPMC 12/17/2025 6,650
GBP 42,501 USD 56,797 CITI 12/17/2025 368
GBP 42,499 USD 56,794 JPMC 12/17/2025 368
HUF 125,000,000 USD 367,873 CITI 12/17/2025 6,639
HUF 125,000,000 USD 367,872 JPMC 12/17/2025 6,640
ILS 743,500 USD 222,222 CITI 12/17/2025 2,302
ILS 743,500 USD 222,222 JPMC 12/17/2025 2,303
JPY 141,954,679 USD 963,091 CITI 12/17/2025 4,495
JPY 141,954,679 USD 963,256 JPMC 12/17/2025 4,330
KRW 75,000,000 USD 53,442 CITI
**
12/17/2025 163
KRW 75,000,000 USD 53,442 JPMC
**
12/17/2025 163
MXN 750,001 USD 39,729 CITI 12/17/2025 888
MXN 750,000 USD 39,729 JPMC 12/17/2025 888
NOK 7,014,520 USD 694,484 CITI 12/17/2025 8,556
NOK 7,014,520 USD 694,483 JPMC 12/17/2025 8,558
PEN 212,500 USD 59,972 CITI
**
12/17/2025 1,108
PEN 212,500 USD 59,972 JPMC
**
12/17/2025 1,109
PLN 5,282 USD 1,442 CITI 12/17/2025 9
PLN 5,280 USD 1,441 JPMC 12/17/2025 9
SEK 2,875,262 USD 306,532 CITI 12/17/2025 362
SEK 2,875,262 USD 306,532 JPMC 12/17/2025 363
TWD 8,750,000 USD 287,872 CITI
**
12/17/2025 1,050
TWD 8,750,000 USD 287,871 JPMC
**
12/17/2025 1,050
USD 35,551 BRL 192,499 CITI
**
12/17/2025 35
USD 35,551 BRL 192,501 JPMC
**
12/17/2025 35
USD 1,482,217 CAD 2,035,332 CITI 12/17/2025 14,405
USD 1,482,220 CAD 2,035,332 JPMC 12/17/2025 14,408
USD 1,076,985 CHF 839,500 CITI 12/17/2025 12,617
USD 1,076,987 CHF 839,500 JPMC 12/17/2025 12,619
USD 52,720 CLP 50,000,000 CITI
**
12/17/2025 717
USD 52,720 CLP 50,000,000 JPMC
**
12/17/2025 717
USD 154,161 CNY 1,090,354 CITI
**
12/17/2025 365
USD 154,160 CNY 1,090,344 JPMC
**
12/17/2025 365
USD 141,674 COP 557,492,208 CITI
**
12/17/2025 952
USD 141,675 COP 557,492,208 JPMC
**
12/17/2025 953
USD 243,180 CZK 5,000,000 CITI 12/17/2025 1,584
USD 243,180 CZK 5,000,000 JPMC 12/17/2025 1,584
USD 220,036 EUR 185,222 CITI 12/17/2025 1,603
USD 220,035 EUR 185,221 JPMC 12/17/2025 1,604
USD 1,142,177 GBP 844,086 CITI 12/17/2025 6,858
USD 1,142,178 GBP 844,085 JPMC 12/17/2025 6,860
USD 90,702 HUF 30,000,000 CITI 12/17/2025 819
USD 90,702 HUF 30,000,000 JPMC 12/17/2025 819
USD 30,335 IDR 500,000,000 CITI
**
12/17/2025 433
USD 30,335 IDR 500,000,000 JPMC
**
12/17/2025 433
USD 69,877 ILS 230,500 CITI 12/17/2025 270
USD 69,877 ILS 230,500 JPMC 12/17/2025 270
USD 678,708 INR 60,000,000 CITI
**
12/17/2025 6,524
USD 678,710 INR 60,000,000 JPMC
**
12/17/2025 6,525
USD 345,102 JPY 50,434,325 CITI 12/17/2025 1,334
USD 345,131 JPY 50,434,325 JPMC 12/17/2025 1,363
USD 216,805 KRW 300,000,000 CITI
**
12/17/2025 2,384

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 216,805 KRW 300,000,000 JPMC
**
12/17/2025 $ 2,385
USD 204,803 NOK 2,014,520 CITI 12/17/2025 2,895
USD 204,803 NOK 2,014,520 JPMC 12/17/2025 2,895
USD 380,856 NZD 644,666 CITI 12/17/2025 5,974
USD 380,857 NZD 644,667 JPMC 12/17/2025 5,975
USD 87,716 PHP 5,000,000 CITI
**
12/17/2025 2,194
USD 87,716 PHP 5,000,000 JPMC
**
12/17/2025 2,194
USD 1,044,508 PLN 3,765,876 CITI 12/17/2025 9,747
USD 1,044,510 PLN 3,765,876 JPMC 12/17/2025 9,749
USD 150,796 SEK 1,401,396 CITI 12/17/2025 1,217
USD 150,796 SEK 1,401,396 JPMC 12/17/2025 1,217
USD 2,166,144 SGD 2,756,000 CITI 12/17/2025 17,257
USD 2,166,149 SGD 2,756,000 JPMC 12/17/2025 17,261
USD 568,447 THB 18,187,390 CITI 12/17/2025 3,602
USD 568,448 THB 18,187,389 JPMC 12/17/2025 3,604
ZAR 18,133,333 USD 1,025,039 CITI 12/17/2025 19,147
ZAR 18,133,331 USD 1,025,037 JPMC 12/17/2025 19,149
Total unrealized appreciation 344,625
AUD 196,000 USD 130,841 CITI 12/17/2025 (1,030)
AUD 196,000 USD 130,841 JPMC 12/17/2025 (1,030)
BRL 603,153 USD 111,901 CITI
**
12/17/2025 (622)
BRL 603,152 USD 111,901 JPMC
**
12/17/2025 (621)
CAD 145,956 USD 105,934 CITI 12/17/2025 (676)
CAD 145,956 USD 105,934 JPMC 12/17/2025 (676)
CHF 43,500 USD 55,342 CITI 12/17/2025 (191)
CHF 43,500 USD 55,342 JPMC 12/17/2025 (191)
CLP 200,000,000 USD 210,187 CITI
**
12/17/2025 (2,175)
CLP 200,000,000 USD 210,187 JPMC
**
12/17/2025 (2,175)
CNY 15,478,838 USD 2,190,300 CITI
**
12/17/2025 (6,982)
CNY 15,478,829 USD 2,190,294 JPMC
**
12/17/2025 (6,976)
COP 300,000,000 USD 76,307 CITI
**
12/17/2025 (581)
COP 300,000,000 USD 76,307 JPMC
**
12/17/2025 (581)
CZK 1,500,000 USD 72,620 CITI 12/17/2025 (141)
CZK 1,500,000 USD 72,620 JPMC 12/17/2025 (141)
EUR 1,236,563 USD 1,467,822 CITI 12/17/2025 (9,544)
EUR 1,236,559 USD 1,467,814 JPMC 12/17/2025 (9,538)
GBP 71,499 USD 97,305 CITI 12/17/2025 (1,136)
GBP 71,501 USD 97,308 JPMC 12/17/2025 (1,136)
INR 85,000,000 USD 962,502 CITI
**
12/17/2025 (10,242)
INR 85,000,000 USD 962,500 JPMC
**
12/17/2025 (10,239)
JPY 544,889,446 USD 3,743,494 CITI 12/17/2025 (29,439)
JPY 544,889,446 USD 3,743,957 JPMC 12/17/2025 (29,904)
KRW 1,875,000,000 USD 1,358,447 CITI
**
12/17/2025 (18,316)
KRW 1,875,000,000 USD 1,358,444 JPMC
**
12/17/2025 (18,314)
NOK 2,500,000 USD 254,457 CITI 12/17/2025 (3,891)
NOK 2,500,000 USD 254,457 JPMC 12/17/2025 (3,891)
NZD 325,666 USD 193,120 CITI 12/17/2025 (3,740)
NZD 325,667 USD 193,120 JPMC 12/17/2025 (3,740)
PHP 5,000,000 USD 87,386 CITI
**
12/17/2025 (1,863)
PHP 5,000,000 USD 87,385 JPMC
**
12/17/2025 (1,863)
PLN 70,219 USD 19,430 CITI 12/17/2025 (135)
PLN 70,219 USD 19,430 JPMC 12/17/2025 (135)
SEK 1,124,738 USD 121,202 CITI 12/17/2025 (1,152)
SEK 1,124,738 USD 121,202 JPMC 12/17/2025 (1,152)
SGD 125,000 USD 97,873 CITI 12/17/2025 (411)
SGD 125,000 USD 97,873 JPMC 12/17/2025 (411)
THB 500,000 USD 15,852 CITI 12/17/2025 (323)
THB 500,000 USD 15,852 JPMC 12/17/2025 (323)

Schedule of Investments
September 30, 2025 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 37,250,000 USD 1,239,284 CITI
**
12/17/2025 $ (9,303)
TWD 37,250,000 USD 1,239,282 JPMC
**
12/17/2025 (9,301)
USD 1,280,604 AUD 1,956,161 CITI 12/17/2025 (14,970)
USD 1,280,609 AUD 1,956,164 JPMC 12/17/2025 (14,968)
USD 902,633 BRL 4,953,502 CITI
**
12/17/2025 (11,269)
USD 902,634 BRL 4,953,498 JPMC
**
12/17/2025 (11,267)
USD 48,605 CAD 67,500 CITI 12/17/2025 (73)
USD 48,605 CAD 67,500 JPMC 12/17/2025 (73)
USD 1,717,725 CHF 1,361,885 CITI 12/17/2025 (8,953)
USD 1,717,729 CHF 1,361,885 JPMC 12/17/2025 (8,950)
USD 502,695 CNY 3,569,984 CITI
**
12/17/2025 (858)
USD 502,696 CNY 3,569,983 JPMC
**
12/17/2025 (857)
USD 3,149 COP 12,487,992 CITI
**
12/17/2025 (3)
USD 3,149 COP 12,487,992 JPMC
**
12/17/2025 (3)
USD 119,459 CZK 2,500,000 CITI 12/17/2025 (1,340)
USD 119,459 CZK 2,500,000 JPMC 12/17/2025 (1,340)
USD 550 DKK 3,500 CITI 12/17/2025 (3)
USD 550 DKK 3,500 JPMC 12/17/2025 (3)
USD 1,207,980 EUR 1,029,133 CITI 12/17/2025 (5,677)
USD 1,207,999 EUR 1,029,147 JPMC 12/17/2025 (5,675)
USD 18,049 GBP 13,499 CITI 12/17/2025 (107)
USD 18,052 GBP 13,501 JPMC 12/17/2025 (107)
USD 35,429 HKD 275,500 CITI 12/17/2025 (31)
USD 35,429 HKD 275,500 JPMC 12/17/2025 (31)
USD 88,358 HUF 30,000,000 CITI 12/17/2025 (1,525)
USD 88,358 HUF 30,000,000 JPMC 12/17/2025 (1,525)
USD 637,412 ILS 2,128,000 CITI 12/17/2025 (5,208)
USD 637,413 ILS 2,128,000 JPMC 12/17/2025 (5,207)
USD 691,985 JPY 101,838,800 CITI 12/17/2025 (2,165)
USD 691,960 JPY 101,838,800 JPMC 12/17/2025 (2,189)
USD 2,627,698 MXN 49,250,001 CITI 12/17/2025 (39,469)
USD 2,627,703 MXN 49,250,000 JPMC 12/17/2025 (39,464)
USD 394,374 NZD 681,000 CITI 12/17/2025 (1,636)
USD 394,375 NZD 681,000 JPMC 12/17/2025 (1,635)
USD 729,027 PLN 2,669,625 CITI 12/17/2025 (4,514)
USD 729,028 PLN 2,669,623 JPMC 12/17/2025 (4,513)
USD 63,768 SEK 598,604 CITI 12/17/2025 (124)
USD 63,768 SEK 598,604 JPMC 12/17/2025 (124)
USD 471,939 SGD 606,000 CITI 12/17/2025 (567)
USD 471,940 SGD 606,000 JPMC 12/17/2025 (566)
USD 304,056 THB 9,812,610 CITI 12/17/2025 (694)
USD 304,057 THB 9,812,611 JPMC 12/17/2025 (693)
USD 378,892 ZAR 6,700,000 CITI 12/17/2025 (6,920)
USD 378,892 ZAR 6,699,998 JPMC 12/17/2025 (6,919)
Total unrealized depreciation (416,446)
Net unrealized depreciation $ (71,821)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 106.3%
COMMON STOCKS - 54.6%
Australia - 1 .2%
Aristocrat Leisure Ltd. (2)(a) 7,596 351,645
BlueScope Steel Ltd. (2) 42,881 644,111
Computershare Ltd. (2) 42,260 1,015,332
Evolution Mining Ltd. (2)(a) 477,300 3,402,451
Harvey Norman Holdings Ltd. (2) 25,082 122,349
IGO Ltd. (2)* 323,340 1,110,213
JB Hi-Fi Ltd. (2) 45,810 3,515,816
Northern Star Resources Ltd. (2)(a) 111,583 1,742,404
Pro Medicus Ltd. (2)(a) 20,707 4,215,859
Qantas Airways Ltd. (2) 102,228 738,679
QBE Insurance Group Ltd. (2) 64,127 872,657
South32 Ltd. (2)(a) 36,980 67,034
Technology One Ltd. (2) 10,660 271,386
Westpac Banking Corp. (2) 20,294 522,872
Whitehaven Coal Ltd. (2) 66,867 291,867
18,884,675
Belgium - 0 .0% †
Ageas SA/NV (2) 5,523 383,055
Brazil - 0 .0% †
Wheaton Precious Metals Corp. 1,181 132,161
Canada - 1 .6%
Agnico Eagle Mines Ltd. (a) 6,302 1,061,428
ARC Resources Ltd. 58,232 1,061,959
AtkinsRealis Group, Inc. (a)(b) 7,285 525,764
Bank of Nova Scotia (The) 51,357 3,320,841
Barrick Mining Corp. (a) 2,720 89,338
Canadian Natural Resources Ltd. 13,581 434,256
Celestica, Inc. *(a)(b) 25,524 6,280,953
Empire Co. Ltd., Class A 10,928 392,221
Fairfax Financial Holdings Ltd. 828 1,448,598
iA Financial Corp., Inc. 5,845 664,550
Imperial Oil Ltd. 2,771 251,256
Kinross Gold Corp. (a) 41,383 1,027,067
Lundin Gold, Inc. (a) 21,985 1,424,436
Manulife Financial Corp. 22,550 702,571
Pan American Silver Corp. (a) 19,323 748,789
Parkland Corp. 7,921 219,127
Shopify, Inc., Class A *(a)(b) 3,827 568,564
Suncor Energy, Inc. 68,718 2,875,718
TFI International, Inc. 6,691 588,858
Tourmaline Oil Corp. (a)(b) 3,136 135,247
23,821,541
China - 0 .3%
Prosus NV (2) 57,946 4,097,654
Yangzijiang Shipbuilding Holdings
Ltd. (2) 509,600 1,333,247
5,430,901
Denmark - 0 .3%
AP Moller - Maersk A/S, Class B (2)
(a) 334 656,569
Danske Bank A/S (2) 66,819 2,854,145
ISS A/S (2) 3,710 117,558
Pandora A/S (2) 2,801 366,224
INVESTMENTS SHARES VALUE ($)
Denmark - 0.3% (continued)
Vestas Wind Systems A/S (2) 6,865 130,594
4,125,090
Finland - 0 .2%
Nordea Bank Abp (2) 144,377 2,376,992
Wartsila OYJ Abp (2) 37,916 1,137,278
3,514,270
France - 1 .7%
Air France-KLM (2)* 140,854 1,901,745
BNP Paribas SA (2) 33,850 3,096,016
Carrefour SA (2) 20,994 318,159
Cie de Saint-Gobain SA (2) 11,169 1,210,179
Credit Agricole SA (2) 3,414 67,277
Dassault Aviation SA (2) 775 261,077
Eiffage SA (2) 504 64,571
Engie SA (2)(a) 3,026 65,049
Hermes International SCA (2)(a) 117 287,708
Ipsen SA (2) 468 62,841
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 1,838 1,131,071
Rexel SA (2) 6,810 224,207
Safran SA (2)(a) 7,355 2,610,062
SCOR SE (2) 1,961 69,353
Societe Generale SA (2) 120,746 8,038,823
Thales SA (2) 5,239 1,656,123
TotalEnergies SE (2)(a) 17,396 1,059,567
Valeo SE (2) 140,837 1,776,077
Vivendi SE (2) 152,176 537,276
24,437,181
Germany - 1 .4%
Allianz SE (Registered) (2) 5,093 2,142,761
Commerzbank AG (2) 80,560 3,050,164
Daimler Truck Holding AG (2) 1,501 62,069
Deutsche Bank AG (Registered) (2) 64,815 2,295,474
Fresenius Medical Care AG (2)(a) 3,104 164,008
Heidelberg Materials AG (2)(a) 1,778 401,909
Mercedes-Benz Group AG (2) 53,822 3,392,400
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 491 313,491
Rheinmetall AG (2)(a) 2,975 6,959,035
RWE AG (2)(a) 16,463 732,253
SAP SE (2) 1,652 442,351
Scout24 SE (2)(c) 1,458 182,917
thyssenkrupp AG (2)(a) 127,140 1,754,255
Zalando SE (2)*(c) 7,182 220,403
22,113,490
Hong Kong - 0 .0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 1,200 68,125
Techtronic Industries Co. Ltd. (2) 22,500 287,623
WH Group Ltd. (2)(c) 82,500 89,343
445,091

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 0 .7%
Banca Monte dei Paschi di Siena
SpA (2) 128,570 1,144,041
Banco BPM SpA (2) 5,213 78,239
Intesa Sanpaolo SpA (2) 306,728 2,030,287
Leonardo SpA (2) 29,124 1,863,548
Poste Italiane SpA (2)(c) 37,296 886,565
UniCredit SpA (2) 43,708 3,325,965
Unipol Assicurazioni SpA (2) 107,599 2,313,119
11,641,764
Japan - 4 .5%
Asics Corp. (2) 60,200 1,575,283
BayCurrent, Inc. (2) 3,300 193,931
Canon, Inc. (2) 46,700 1,362,851
Concordia Financial Group Ltd. (2) 86,300 660,718
Dai-ichi Life Holdings, Inc. (2) 250,100 1,967,329
Daiichi Sankyo Co. Ltd. (2) 239,200 5,382,052
Disco Corp. (2) 7,400 2,320,200
ENEOS Holdings, Inc. (2) 287,300 1,819,530
Fuji Electric Co. Ltd. (2) 1,700 113,957
Fujikura Ltd. (2) 3,000 293,451
Fukuoka Financial Group, Inc. (2) 27,900 834,451
Hirose Electric Co. Ltd. (2) 700 87,078
Honda Motor Co. Ltd. (2) 102,300 1,055,667
IHI Corp. (2) 75,600 1,407,995
Inpex Corp. (2) 121,000 2,178,687
Isetan Mitsukoshi Holdings Ltd. (2) 119,100 2,196,454
Japan Post Bank Co. Ltd. (2) 277,100 3,393,067
Japan Post Holdings Co. Ltd. (2) 34,900 346,393
LY Corp. (2) 71,500 229,516
Marubeni Corp. (2)(a) 3,200 79,847
Mazda Motor Corp. (2) 195,100 1,420,621
MINEBEA MITSUMI, Inc. (2) 6,000 112,745
Mitsubishi UFJ Financial Group,
Inc. (2) 64,900 1,046,926
Mitsui Chemicals, Inc. (2) 2,600 64,987
Mizuho Financial Group, Inc. (2) 75,600 2,541,360
MS&AD Insurance Group Holdings,
Inc. (2) 24,700 559,355
Nexon Co. Ltd. (2) 82,900 1,819,290
Nippon Steel Corp. (2)(a) 62,000 255,362
Nippon Yusen KK (2) 20,400 696,153
Nomura Holdings, Inc. (2) 262,200 1,921,578
Omron Corp. (2) 52,100 1,430,012
Panasonic Holdings Corp. (2)(a) 251,100 2,725,464
Recruit Holdings Co. Ltd. (2)(a) 66,600 3,580,675
Renesas Electronics Corp. (2) 227,900 2,622,034
Resona Holdings, Inc. (2) 215,700 2,199,557
Ryohin Keikaku Co. Ltd. (2) 98,100 1,951,912
Sanwa Holdings Corp. (2) 3,100 88,624
Shimamura Co. Ltd. (2) 5,800 387,820
Shimizu Corp. (2) 14,800 207,907
Shiseido Co. Ltd. (2)(a) 12,900 220,208
Shizuoka Financial Group, Inc. (2) 53,000 725,000
SoftBank Corp. (2) 96,100 141,344
Sojitz Corp. (2) 23,080 610,400
Sony Financial Group, Inc. * 36,500 40,477
Sony Group Corp. (2)(a) 36,500 1,049,255
Square Enix Holdings Co. Ltd. (2) 99,600 2,143,366
Sumitomo Corp. (2)(a) 7,700 222,784
INVESTMENTS SHARES VALUE ($)
Japan - 4.5% (continued)
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 12,300 346,034
T&D Holdings, Inc. (2) 27,000 659,981
Takeda Pharmaceutical Co. Ltd. (2) 5,500 161,537
TBS Holdings, Inc. (2) 1,800 68,271
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 133,300 624,399
Tokyo Electron Ltd. (2) 43,600 7,728,841
TOPPAN Holdings, Inc. (2) 4,000 102,488
Toyota Motor Corp. (2)(a) 11,500 220,874
Toyota Tsusho Corp. (2)(a) 6,100 168,862
USS Co. Ltd. (2) 50,800 583,216
Yokogawa Electric Corp. (2) 3,300 94,705
69,042,881
Luxembourg - 0 .0% †
ArcelorMittal SA (2) 4,550 164,145
Netherlands - 0 .6%
ABN AMRO Bank NV, CVA (2)(c) 68,248 2,189,365
Argenx SE (2)* 218 161,069
ASML Holding NV (2) 5,971 5,822,842
ING Groep NV (2) 5,135 134,618
NN Group NV (2) 20,842 1,469,726
9,777,620
New Zealand - 0 .1%
Xero Ltd. (2)* 12,292 1,282,610
Norway - 0 .1%
Equinor ASA (2) 60,271 1,469,776
Kongsberg Gruppen ASA (2) 20,864 666,758
2,136,534
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .0% †
Sea Ltd., ADR *(a)(b) 3,836 685,608
Spain - 0 .3%
ACS Actividades de Construccion y
Servicios SA (2) 5,948 476,780
Banco Santander SA (2) 403,392 4,233,325
Bankinter SA (2) 7,227 114,247
CaixaBank SA (2) 10,984 116,012
Fluidra SA (2) 5,025 136,694
Repsol SA (2) 3,853 68,515
5,145,573
Sweden - 0 .4%
Electrolux AB, Class B (2)* 80,267 439,354
Evolution AB (2)(c) 30,241 2,489,558
Svenska Handelsbanken AB, Class
A (2) 23,221 302,979
Swedbank AB, Class A (2) 7,430 224,280
Telefonaktiebolaget LM Ericsson,
Class B (2) 337,305 2,794,911
Trelleborg AB, Class B (2) 1,585 59,260
6,310,342

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0 .3%
ABB Ltd. (Registered) (2)(a) 4,749 343,653
Baloise Holding AG (Registered) (2) 1,341 331,892
Logitech International SA
(Registered) (2) 11,394 1,253,322
Lonza Group AG (Registered) (2) 430 287,514
Sandoz Group AG (2) 1,932 115,230
TE Connectivity plc 436 95,715
Zurich Insurance Group AG (2) 3,641 2,602,527
5,029,853
United Kingdom - 1 .5%
Aviva plc (2) 21,264 196,709
Barclays plc (2) 402,982 2,073,474
British American Tobacco plc (2)(a) 9,253 492,142
Burberry Group plc (2)* 70,545 1,114,426
Centrica plc (2)(a) 158,393 355,686
CK Hutchison Holdings Ltd. (2)(a) 12,500 82,125
Entain plc (2) 15,316 181,012
Flutter Entertainment plc *(a) 234 59,436
Hiscox Ltd. (2) 22,520 415,670
HSBC Holdings plc (2)(a)(b) 84,371 1,190,738
InterContinental Hotels Group plc (2) 682 82,461
International Consolidated Airlines
Group SA (2) 43,992 230,230
Kingfisher plc (2) 37,209 155,004
Lloyds Banking Group plc (2) 2,969,780 3,360,558
Marks & Spencer Group plc (2) 138,347 678,748
NatWest Group plc (2) 463,304 3,272,480
Persimmon plc (2) 46,429 725,340
Rolls-Royce Holdings plc (2)(a) 247,666 3,981,048
Standard Chartered plc (2) 14,883 288,843
Subsea 7 SA (2) 6,280 130,308
TechnipFMC plc 101,141 3,990,011
Vodafone Group plc (2) 293,492 341,303
23,397,752
United States - 39 .4%
3M Co. (a) 9,583 1,487,090
AbbVie, Inc. (a) 1,259 291,509
Abercrombie & Fitch Co., Class A * 23,179 1,982,963
Acerinox SA (2) 5,026 66,012
Adobe, Inc. *(a) 27,344 9,645,596
Advanced Micro Devices, Inc. *(a) 3,202 518,052
Aflac, Inc. 1,785 199,385
Airbnb, Inc., Class A *(a) 27,280 3,312,338
Align Technology, Inc. * 2,352 294,517
Allison Transmission Holdings, Inc. 8,929 757,894
Allstate Corp. (The) 5,745 1,233,164
Alnylam Pharmaceuticals, Inc. * 4,954 2,259,024
Alphabet, Inc., Class A (a) 16,131 3,921,446
Alphabet, Inc., Class C (a) 37,156 9,049,344
Altria Group, Inc. (a) 24,108 1,592,574
Amazon.com, Inc. *(a) 50,505 11,089,383
American Express Co. (a) 1,121 372,351
American International Group, Inc. 18,363 1,442,230
Amphenol Corp., Class A 22,148 2,740,815
Antero Resources Corp. * 21,514 722,010
APA Corp. 31,273 759,308
Apple, Inc. (a) 97,037 24,708,531
Applied Materials, Inc. (a) 2,083 426,473
INVESTMENTS SHARES VALUE ($)
United States - 39.4% (continued)
Arista Networks, Inc. * 32,866 4,788,905
Arrow Electronics, Inc. * 5,954 720,434
Ashland, Inc. 13,339 639,071
Assured Guaranty Ltd. 3,535 299,238
AT&T, Inc. (a) 58,512 1,652,379
Atlassian Corp., Class A * 8,569 1,368,469
Autodesk, Inc. * 3,709 1,178,238
AutoZone, Inc. * 297 1,274,201
Axis Capital Holdings Ltd. 12,032 1,152,666
Baker Hughes Co., Class A 16,125 785,610
Bank of America Corp. 57,536 2,968,282
Bank of New York Mellon Corp.
(The) 19,918 2,170,265
Bank OZK 14,113 719,481
Bath & Body Works, Inc. 14,687 378,337
Berkshire Hathaway, Inc., Class B
*(a) 12,349 6,208,336
Best Buy Co., Inc. 59,727 4,516,556
Biogen, Inc. * 3,290 460,863
BioMarin Pharmaceutical, Inc. * 15,515 840,292
Blackrock, Inc. (a) 666 776,469
Booking Holdings, Inc. (a) 817 4,411,204
Booz Allen Hamilton Holding Corp.,
Class A 16,658 1,664,967
BorgWarner, Inc. 7,762 341,218
BP plc (2)(a) 277,522 1,593,435
Brighthouse Financial, Inc. * 1,388 73,675
Bristol-Myers Squibb Co. (a) 32,887 1,483,204
Broadcom, Inc. (a) 33,957 11,202,754
Burlington Stores, Inc. * 252 64,134
Capital One Financial Corp. (a) 10,187 2,165,552
Cardinal Health, Inc. (a) 4,950 776,952
CarMax, Inc. * 12,448 558,542
Centene Corp. * 152,196 5,430,353
Charles Schwab Corp. (The) (a) 13,435 1,282,639
Charter Communications, Inc., Class
A * 16,001 4,401,955
Cheniere Energy, Inc. 5,926 1,392,491
Chewy, Inc., Class A * 109,098 4,413,014
Chord Energy Corp. 969 96,290
Chubb Ltd. 14,652 4,135,527
Ciena Corp. * 18,052 2,629,635
Cigna Group (The) (a) 3,534 1,018,676
Cincinnati Financial Corp. 2,954 467,027
Cisco Systems, Inc. (a) 11,928 816,114
Citigroup, Inc. 55,154 5,598,131
Citizens Financial Group, Inc. 27,644 1,469,555
Civitas Resources, Inc. 5,674 184,405
Cloudflare, Inc., Class A * 1,847 396,348
CME Group, Inc. (a) 9,983 2,697,307
CNA Financial Corp. 3,029 140,727
CNO Financial Group, Inc. 1,689 66,800
Coca-Cola Co. (The) (a) 3,795 251,684
Coca-Cola Consolidated, Inc. 5,380 630,321
Comcast Corp., Class A (a) 10,345 325,040
Comfort Systems USA, Inc. 7,932 6,545,328
Commvault Systems, Inc. * 8,423 1,590,094
Concentrix Corp. 44,289 2,043,937
ConocoPhillips (a) 683 64,605
Corcept Therapeutics, Inc. * 9,920 824,451

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.4% (continued)
Corebridge Financial, Inc. 30,074 963,872
Costco Wholesale Corp. 601 556,304
CRH plc (a) 13,692 1,641,671
Crocs, Inc. *(a)(b) 830 69,347
Crowdstrike Holdings, Inc., Class A * 227 111,316
Crown Holdings, Inc. (a) 1,058 102,192
Cummins, Inc. (a) 1,151 486,148
CVS Health Corp. (a) 8,228 620,309
Danaher Corp. (a) 4,551 902,281
Datadog, Inc., Class A * 3,990 568,176
Deckers Outdoor Corp. * 2,694 273,091
Dell Technologies, Inc., Class C 8,012 1,135,861
Delta Air Lines, Inc. (a) 43,077 2,444,620
DENTSPLY SIRONA, Inc. 29,558 375,091
Devon Energy Corp. 68,778 2,411,357
Dick's Sporting Goods, Inc. 1,020 226,664
Dollar General Corp. 1,582 163,500
DoorDash, Inc., Class A *(a) 9,183 2,497,684
DR Horton, Inc. (a) 3,073 520,781
DraftKings, Inc., Class A * 95,070 3,555,618
Duolingo, Inc., Class A * 593 190,851
Edison International (a) 32,317 1,786,484
Elastic NV * 11,847 1,000,953
Elevance Health, Inc. (a) 622 200,981
Eli Lilly & Co. (a) 5,059 3,860,017
EMCOR Group, Inc. 158 102,627
Equinix, Inc., REIT (a) 84 65,792
Essent Group Ltd. 7,293 463,543
Evercore, Inc., Class A 11,354 3,829,931
Everest Group Ltd. 5,779 2,023,979
Exelixis, Inc. * 55,393 2,287,731
Expedia Group, Inc. (a) 24,625 5,263,594
Exxon Mobil Corp. (a) 1,466 165,292
Federated Hermes, Inc., Class B
(a)(b) 1,239 64,341
FedEx Corp. (a) 29,245 6,896,263
Fidelity National Financial, Inc. 4,605 278,556
Fidelity National Information
Services, Inc. 3,530 232,768
First Horizon Corp. 40,301 911,206
Fiserv, Inc. * 739 95,279
Flowserve Corp. 13,656 725,680
Fortinet, Inc. * 19,473 1,637,290
Freeport-McMoRan, Inc. (a) 28,634 1,123,025
Gap, Inc. (The) 105,348 2,253,394
Garmin Ltd. (a) 7,886 1,941,691
Gartner, Inc. * 3,560 935,817
Gates Industrial Corp. plc * 51,969 1,289,871
GE Aerospace (a) 23,348 7,023,545
GE Vernova, Inc. (a) 7,027 4,320,902
General Motors Co. (a) 126,217 7,695,450
Gilead Sciences, Inc. (a) 14,295 1,586,745
Globe Life, Inc. 9,062 1,295,594
GoDaddy, Inc., Class A * 5,532 756,944
GSK plc (2)(a) 26,456 568,063
Guidewire Software, Inc. * 5,391 1,239,175
Haemonetics Corp. * 46,788 2,280,447
Hasbro, Inc. 2,365 179,385
HealthEquity, Inc. * 25,454 2,412,276
Hewlett Packard Enterprise Co. 71,920 1,766,355
INVESTMENTS SHARES VALUE ($)
United States - 39.4% (continued)
HF Sinclair Corp. 23,688 1,239,830
Holcim AG (2)(a) 1,393 118,857
Home Depot, Inc. (The) (a) 332 134,523
Howmet Aerospace, Inc. (a) 9,827 1,928,352
HP, Inc. 23,035 627,243
HubSpot, Inc. * 4,156 1,944,177
Humana, Inc. (a) 5,013 1,304,232
Huntington Bancshares, Inc. 71,384 1,232,802
Illumina, Inc. * 14,898 1,414,863
Incyte Corp. * 80,160 6,798,370
Insulet Corp. * 1,871 577,634
Intel Corp. *(a)(b) 334,885 11,235,392
International Business Machines
Corp. (a) 949 267,770
Intuit, Inc. (a) 1,144 781,249
Invesco Ltd. 68,597 1,573,615
IQVIA Holdings, Inc. * 8,225 1,562,257
JB Hunt Transport Services, Inc. 6,807 913,295
Johnson & Johnson (a) 37,735 6,996,824
Johnson Controls International plc
(a) 21,199 2,330,830
JPMorgan Chase & Co. (a) 10,857 3,424,624
KB Home 3,577 227,640
KLA Corp. (a) 324 349,466
Kyndryl Holdings, Inc. * 12,598 378,318
Lam Research Corp. (a) 13,066 1,749,537
LivaNova plc * 8,245 431,873
Lockheed Martin Corp. (a) 3,562 1,778,186
Lyft, Inc., Class A * 191,376 4,212,186
Manhattan Associates, Inc. * 12,061 2,472,264
Marathon Petroleum Corp. 3,419 658,978
MasTec, Inc. * 5,360 1,140,662
Mastercard, Inc., Class A (a) 519 295,212
Matador Resources Co. 3,921 176,171
Mattel, Inc. * 7,315 123,111
McKesson Corp. (a) 2,672 2,064,227
Medpace Holdings, Inc. * 7,634 3,925,097
Merck & Co., Inc. (a) 65,973 5,537,114
Meta Platforms, Inc., Class A (a) 9,108 6,688,733
MetLife, Inc. 20,895 1,721,121
MGIC Investment Corp. 12,479 354,029
MGM Resorts International * 32,630 1,130,956
Micron Technology, Inc. 47,364 7,924,944
Microsoft Corp. (a) 50,395 26,102,090
Molina Healthcare, Inc. * 22,161 4,240,729
MongoDB, Inc., Class A * 9,047 2,808,008
Mosaic Co. (The) (a) 47,756 1,656,178
MSCI, Inc., Class A 4,205 2,385,959
Natera, Inc. * 12,471 2,007,457
NetApp, Inc. 4,370 517,670
Netflix, Inc. * 2,110 2,529,721
Neurocrine Biosciences, Inc. * 11,498 1,614,089
New York Times Co. (The), Class A 15,260 875,924
Newmont Corp. (a) 3,232 272,490
News Corp., Class A (a)(b) 30,415 934,045
Nexstar Media Group, Inc., Class A 2,201 435,226
Northern Trust Corp. 2,322 312,541
Northrop Grumman Corp. (a) 2,495 1,520,253
Novartis AG (Registered) (2)(a) 53,085 6,825,584
Nutanix, Inc., Class A * 26,386 1,962,855

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.4% (continued)
NVIDIA Corp. (a) 184,719 34,464,870
Okta, Inc., Class A * 5,104 468,037
Old Republic International Corp. 27,028 1,147,879
Oracle Corp. 14,707 4,136,197
Oshkosh Corp. (a)(b) 3,580 464,326
Ovintiv, Inc. 47,091 1,901,535
Owens Corning 3,628 513,217
PACCAR, Inc. 905 88,980
Palantir Technologies, Inc., Class
A *(a) 36,738 6,701,746
Palo Alto Networks, Inc. *(a) 12,234 2,491,087
PayPal Holdings, Inc. * 14,095 945,211
Pegasystems, Inc. 10,722 616,515
PepsiCo, Inc. (a) 4,529 636,053
Pfizer, Inc. (a) 25,675 654,199
PG&E Corp. (a) 205,626 3,100,840
Philip Morris International, Inc. (a) 24,900 4,038,780
Pilgrim's Pride Corp. 10,987 447,391
Pinnacle Financial Partners, Inc. 4,859 455,726
Pinterest, Inc., Class A * 54,508 1,753,522
PNC Financial Services Group, Inc.
(The) 34,396 6,911,188
Popular, Inc. 1,585 201,311
Progressive Corp. (The) (a) 3,891 960,882
Prologis, Inc., REIT (a) 571 65,391
Prosperity Bancshares, Inc. (a)(b) 1,478 98,065
QUALCOMM, Inc. (a) 5,399 898,178
Qualys, Inc. * 1,695 224,299
Ralph Lauren Corp., Class A 5,150 1,614,834
Range Resources Corp. 1,832 68,956
Regeneron Pharmaceuticals, Inc. 5,951 3,346,069
Reinsurance Group of America, Inc. 5,802 1,114,738
ResMed, Inc. (a) 753 206,119
Robinhood Markets, Inc., Class A * 16,360 2,342,425
ROBLOX Corp., Class A * 64,159 8,887,305
Roche Holding AG (2)(a) 6,969 2,320,562
Roku, Inc., Class A * 20,670 2,069,687
Salesforce, Inc. (a) 11,283 2,674,071
Sandisk Corp. * 30,730 3,447,906
Schlumberger NV (a)(b) 56,249 1,933,278
Seagate Technology Holdings plc 4,817 1,137,101
Selective Insurance Group, Inc. 29,254 2,371,622
ServiceNow, Inc. * 2,165 1,992,406
Shell plc (2) 103,225 3,679,046
Silicon Laboratories, Inc. * 1,584 207,710
Snowflake, Inc., Class A * 23,385 5,274,487
SS&C Technologies Holdings, Inc. 1,732 153,732
State Street Corp. 2,835 328,888
Stifel Financial Corp. 575 65,245
Swiss Re AG (2) 7,803 1,449,227
Synchrony Financial 9,665 686,698
Synovus Financial Corp. 1,289 63,264
Tapestry, Inc. 26,312 2,979,045
Teleflex, Inc. 8,013 980,471
Tenet Healthcare Corp. * 18,946 3,846,796
Teradata Corp. * 25,873 556,528
Tesla, Inc. *(a) 15,393 6,845,575
Texas Capital Bancshares, Inc. * 3,285 277,681
Texas Roadhouse, Inc., Class A 7,114 1,181,991
TJX Cos., Inc. (The) 13,476 1,947,821
INVESTMENTS SHARES VALUE ($)
United States - 39.4% (continued)
T-Mobile US, Inc. (a) 1,908 456,737
Toll Brothers, Inc. 24,107 3,330,141
Toro Co. (The) 3,253 247,879
Trane Technologies plc (a) 4,786 2,019,501
Travelers Cos., Inc. (The) 6,427 1,794,547
Trimble, Inc. * 6,995 571,142
Truist Financial Corp. 26,740 1,222,553
Tyson Foods, Inc., Class A 20,469 1,111,467
Uber Technologies, Inc. *(a) 16,138 1,581,040
Union Pacific Corp. (a) 5,273 1,246,379
United Airlines Holdings, Inc. *(a) 15,795 1,524,218
United Parcel Service, Inc., Class
B (a) 38,002 3,174,307
United Therapeutics Corp. * 1,075 450,651
UnitedHealth Group, Inc. (a) 23,558 8,134,577
Unum Group 7,822 608,395
US Bancorp (a) 9,228 445,989
US Foods Holding Corp. * 11,188 857,225
Valero Energy Corp. 4,561 776,556
Valley National Bancorp 6,591 69,865
Veeva Systems, Inc., Class A *(a) 13,026 3,880,576
VeriSign, Inc. 18,019 5,037,572
Verizon Communications, Inc. (a) 1,724 75,770
Vertiv Holdings Co., Class A 18,095 2,729,812
Visa, Inc., Class A (a) 810 276,518
Walmart, Inc. 48,333 4,981,199
Walt Disney Co. (The) (a) 5,034 576,393
Weatherford International plc 5,625 384,919
Wells Fargo & Co. (a) 4,922 412,562
WESCO International, Inc. 673 142,340
West Pharmaceutical Services, Inc. 7,008 1,838,409
Westinghouse Air Brake
Technologies Corp. 1,676 335,988
Willis Towers Watson plc 874 301,923
Wingstop, Inc. 1,768 444,970
Woodward, Inc. 683 172,601
Workday, Inc., Class A * 2,097 504,811
Zebra Technologies Corp., Class A * 1,828 543,208
Zoom Communications, Inc., Class
A * 16,899 1,394,168
Zscaler, Inc. * 7,145 2,141,071
618,377,983
TOTAL COMMON STOCKS
(Cost $625,670,452) 856,280,120
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)
(Cost $411,846) 4,482 485,803
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 8 .2%
French Republic
0.10%, 3/1/2029 (2)(d)(e) EUR 15,414,202 17,693,480
0.10%, 7/25/2031 (2)(d)(e) 8,813,520 9,811,315
0.10%, 3/1/2032 (2)(d)(e) 5,672,044 6,119,996
0.60%, 7/25/2034 (2)(d)(e) 6,228,544 6,815,554

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 8.2% (continued)
0.10%, 3/1/2036 (2)(d)(e) EUR 7,502,495 7,415,641
0.10%, 7/25/2036 (2)(d)(e) 9,586,260 9,581,888
United Kingdom Gilt Inflation-Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 9,546,150 12,216,283
1.25%, 11/22/2032 (2)(d)(e) 13,843,550 18,653,044
0.75%, 11/22/2033 (2)(d)(e) 10,148,439 12,978,829
0.75%, 3/22/2034 (2)(d)(e) 12,768,722 16,151,310
0.13%, 11/22/2036 (2)(d)(e) 10,779,111 12,107,749
Cost: $127,265,957 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $127,265,957) 129,545,089
U.S. TREASURY OBLIGATIONS - 26 .7%
U.S. Treasury Inflation-Linked Notes
2.38%, 10/15/2028 (2)(d) $ 20,039,300 20,872,557
2.13%, 4/15/2029 (2)(d) 21,097,284 21,776,290
1.63%, 10/15/2029 (2)(d) 26,590,753 27,116,707
1.63%, 4/15/2030 (2)(d) 29,937,190 30,395,683
0.13%, 7/15/2030 (2)(d) 30,617,514 29,108,765
0.13%, 1/15/2031 (2)(d) 30,528,108 28,663,740
0.13%, 7/15/2031 (2)(d) 32,181,777 30,050,653
0.13%, 1/15/2032 (2)(d) 34,029,388 31,330,921
0.63%, 7/15/2032 (2)(d) 31,020,894 29,357,615
1.13%, 1/15/2033 (2)(d) 31,233,600 30,270,079
1.38%, 7/15/2033 (2)(d) 28,932,096 28,484,753
1.75%, 1/15/2034 (2)(d) 31,212,918 31,358,248
1.88%, 7/15/2034 (2)(d) 32,739,054 33,214,156
2.13%, 1/15/2035 (2)(d) 34,701,396 35,723,222
1.88%, 7/15/2035 (2)(d) 12,575,875 12,677,692
Cost: $413,247,357 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $413,247,357) 420,401,081
SHARES
SHORT-TERM INVESTMENTS - 16.8%
INVESTMENT COMPANIES - 15 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (f)(g) 19,326,326 19,326,326
Limited Purpose Cash Investment
Fund, 4.13% (f) 227,649,320 227,603,790
TOTAL INVESTMENT COMPANIES
(Cost $246,882,673) 246,930,116
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .1%
U.S. Treasury Bills
4.19%, 11/13/2025 (2)(h)(i) $ 11,986,000 11,928,485
4.21%, 1/15/2026 (2)(h)(i) 5,227,000 5,168,723
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,090,744) 17,097,208
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $263,973,417) 264,027,324
TOTAL LONG POSITIONS
(Cost $1,430,569,029) 1,670,739,417
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (12.7)%
COMMON STOCKS - (12.7)%
Australia - ( 1 .0 ) %
Cochlear Ltd. (2) (1,810) (333,557)
Domino's Pizza Enterprises Ltd. (2) (108,348) (965,472)
IDP Education Ltd. (2) (749,897) (3,259,518)
Liontown Resources Ltd. (2) (123,594) (80,432)
Mineral Resources Ltd. (2) (13,189) (359,747)
NEXTDC Ltd. (2) (319,417) (3,583,451)
Pilbara Minerals Ltd. (2) (1,231,092) (2,055,482)
Ramsay Health Care Ltd. (2) (4,460) (93,576)
Reece Ltd. (2) (112,041) (836,647)
Telix Pharmaceuticals Ltd. (2) (371,811) (3,594,321)
(15,162,203)
Canada - ( 0 .2 ) %
Algonquin Power & Utilities Corp. (86,849) (466,789)
Bombardier, Inc., Class B (3,976) (557,189)
Cameco Corp. (32,878) (2,759,324)
Restaurant Brands International, Inc. (1,485) (95,265)
(3,878,567)
Chile - ( 0 .3 ) %
Lundin Mining Corp. (282,459) (4,213,443)
Denmark - ( 0 .0 ) % †
Coloplast A/S, Class B (2) (1,807) (155,746)
Zealand Pharma A/S (2) (4,715) (347,708)
(503,454)
France - ( 0 .1 ) %
Alstom SA (2) (25,012) (654,475)
Edenred SE (2) (12,251) (291,754)
Remy Cointreau SA (2) (8,339) (452,200)
Sartorius Stedim Biotech (2) (2,172) (442,639)
(1,841,068)
Japan - ( 1 .9 ) %
Chiba Bank Ltd. (The) (2) (111,400) (1,167,746)
Chugai Pharmaceutical Co. Ltd. (2) (18,700) (829,055)
Daifuku Co. Ltd. (2) (23,000) (736,091)
Ebara Corp. (2) (151,900) (3,462,492)
Eisai Co. Ltd. (2) (3,400) (114,862)
Kubota Corp. (2) (37,700) (473,678)
Lasertec Corp. (2) (7,800) (1,067,079)
M3, Inc. (2) (307,600) (4,979,525)
Mitsubishi Heavy Industries Ltd. (2) (39,000) (1,020,595)
Mitsubishi Motors Corp. (2) (188,300) (509,668)
Nintendo Co. Ltd. (2) (15,000) (1,297,789)
Nippon Sanso Holdings Corp. (2) (38,500) (1,363,506)
Nissan Motor Co. Ltd. (2) (671,700) (1,633,560)
Nitori Holdings Co. Ltd. (2) (7,000) (135,347)
Oriental Land Co. Ltd. (2) (18,900) (454,981)
Sanrio Co. Ltd. (2) (19,300) (905,943)
SCREEN Holdings Co. Ltd. (2) (12,200) (1,105,469)
Suzuki Motor Corp. (2) (92,900) (1,352,520)
Toho Co. Ltd. (2) (1,500) (96,424)
Toyota Industries Corp. (2) (59,600) (6,703,123)
Yamaha Motor Co. Ltd. (2) (70,600) (528,601)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (1.9)% (continued)
Yaskawa Electric Corp. (2) (31,600) (672,675)
(30,610,729)
Netherlands - ( 0 .0 ) % †
NXP Semiconductors NV (503) (114,548)
OCI NV (2) (11,148) (51,666)
(166,214)
Poland - ( 0 .0 ) % †
InPost SA (2) (37,939) (467,092)
Spain - ( 0 .0 ) % †
Cellnex Telecom SA (2)(c) (5,101) (176,685)
Sweden - ( 0 .1 ) %
Hexagon AB, Class B (2) (84,568) (1,009,163)
Switzerland - ( 0 .3 ) %
Barry Callebaut AG (Registered) (2) (3,039) (4,185,351)
SIG Group AG (2) (13,776) (142,868)
Ypsomed Holding AG (Registered)
(2) (388) (153,923)
(4,482,142)
United Kingdom - ( 0 .1 ) %
Harbour Energy plc (2) (59,083) (165,550)
JD Sports Fashion plc (2) (415,217) (534,529)
Wise plc, Class A (2) (18,672) (260,294)
(960,373)
United States - ( 8 .7 ) %
AAON, Inc. (60,700) (5,671,808)
Acadia Healthcare Co., Inc. (29,331) (726,236)
Air Products and Chemicals, Inc. (5,379) (1,466,961)
Albemarle Corp. (3,536) (286,699)
Amentum Holdings, Inc. (10,883) (260,648)
American Airlines Group, Inc. (241,797) (2,717,798)
Apollo Global Management, Inc. (3,495) (465,779)
Appfolio, Inc., Class A (351) (96,757)
AppLovin Corp., Class A (452) (324,780)
Avantor, Inc. (10,033) (125,212)
Avient Corp. (2,610) (86,000)
Avis Budget Group, Inc. (53,131) (8,531,509)
BILL Holdings, Inc. (15,689) (831,046)
Bio-Techne Corp. (6,368) (354,252)
Block, Inc., Class A (4,586) (331,430)
BRP, Inc. (4,600) (279,695)
Bruker Corp. (25,560) (830,444)
Brunswick Corp. (3,821) (241,640)
Builders FirstSource, Inc. (3,674) (445,473)
Caesars Entertainment, Inc. (2,975) (80,399)
Cava Group, Inc. (1,074) (64,880)
Celanese Corp., Class A (27,746) (1,167,552)
Certara, Inc. (324,349) (3,963,545)
Clarivate plc (215,807) (826,541)
Clearway Energy, Inc., Class C (81,194) (2,293,731)
Cleveland-Cliffs, Inc. (217,721) (2,656,196)
Coinbase Global, Inc., Class A (1,612) (544,034)
Comerica, Inc. (6,747) (462,304)
Coty, Inc., Class A (15,987) (64,587)
Crane NXT Co. (29,145) (1,954,755)
Cytokinetics, Inc. (53,141) (2,920,629)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
Diamondback Energy, Inc. (466) (66,685)
DXC Technology Co. (26,571) (362,163)
EchoStar Corp., Class A (54,216) (4,139,934)
Elanco Animal Health, Inc. (10,811) (217,734)
elf Beauty, Inc. (761) (100,817)
Enphase Energy, Inc. (7,484) (264,859)
Entegris, Inc. (17,440) (1,612,502)
Erie Indemnity Co., Class A (2,342) (745,131)
First Citizens BancShares, Inc.,
Class A (357) (638,730)
First Solar, Inc. (7,675) (1,692,568)
Flagstar Financial, Inc. (127,299) (1,470,303)
Flex Ltd. (14,841) (860,333)
Floor & Decor Holdings, Inc., Class
A (7,433) (547,812)
Fluor Corp. (9,773) (411,150)
GCI Liberty, Inc. Escrow, Class A (3) (114) –
Globant SA (34,521) (1,980,815)
Hamilton Lane, Inc., Class A (8,494) (1,144,906)
Harley-Davidson, Inc. (4,620) (128,898)
Hims & Hers Health, Inc. (82,835) (4,698,401)
Hyatt Hotels Corp., Class A (8,213) (1,165,671)
Ingersoll Rand, Inc. (13,645) (1,127,350)
Inspire Medical Systems, Inc. (8,126) (602,949)
Ionis Pharmaceuticals, Inc. (1,397) (91,392)
Iridium Communications, Inc. (57,156) (997,944)
Kenvue, Inc. (20,792) (337,454)
Kilroy Realty Corp., REIT (4,268) (180,323)
Kinsale Capital Group, Inc. (555) (236,019)
Lantheus Holdings, Inc. (23,328) (1,196,493)
Lattice Semiconductor Corp. (16,919) (1,240,501)
Macy's, Inc. (5,869) (105,231)
Marriott International, Inc., Class A (415) (108,083)
Masimo Corp. (7,184) (1,059,999)
Moderna, Inc. (16,194) (418,291)
MP Materials Corp. (12,125) (813,224)
National Storage Affiliates Trust,
REIT (14,010) (423,382)
nCino, Inc. (75,480) (2,046,263)
NIKE, Inc., Class B (66,238) (4,618,776)
Norwegian Cruise Line Holdings Ltd. (4,365) (107,510)
Novanta, Inc. (898) (89,935)
Ormat Technologies, Inc. (17,623) (1,696,214)
Park Hotels & Resorts, Inc., REIT (15,350) (170,078)
Paycom Software, Inc. (4,924) (1,024,881)
Penn Entertainment, Inc. (63,485) (1,222,721)
Perrigo Co. plc (20,446) (455,332)
Plug Power, Inc. (75,821) (176,663)
Pool Corp. (2,367) (733,936)
Quanta Services, Inc. (8,248) (3,418,136)
QuantumScape Corp. (195,225) (2,405,172)
QXO, Inc. (237,744) (4,531,401)
Repligen Corp. (4,148) (554,463)
Revolution Medicines, Inc. (55,120) (2,574,104)
Revvity, Inc. (17,743) (1,555,174)
RH (3,510) (713,092)
Rivian Automotive, Inc., Class A (66,239) (972,389)
Saia, Inc. (1,193) (357,136)
Sarepta Therapeutics, Inc. (5,265) (101,457)
Shift4 Payments, Inc., Class A (43,835) (3,392,829)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
Southwest Airlines Co. (11,546) (368,433)
Starbucks Corp. (39,478) (3,339,839)
Strategy, Inc., Class A (6,188) (1,993,835)
Summit Therapeutics, Inc. (43,491) (898,524)
Super Micro Computer, Inc. (10,532) (504,904)
Thor Industries, Inc. (4,148) (430,106)
Trex Co., Inc. (3,682) (190,249)
Twilio, Inc., Class A (17,777) (1,779,300)
Ubiquiti, Inc. (979) (646,708)
Ultragenyx Pharmaceutical, Inc. (2,349) (70,658)
Under Armour, Inc., Class A (164,490) (820,805)
Universal Display Corp. (1,296) (186,144)
Vail Resorts, Inc. (16,261) (2,432,158)
Viking Therapeutics, Inc. (176,217) (4,630,983)
Vistra Corp. (26,686) (5,228,321)
Warner Bros Discovery, Inc. (23,490) (458,760)
Western Alliance Bancorp (6,429) (557,523)
Westlake Corp. (3,158) (243,355)
Whirlpool Corp. (15,511) (1,219,165)
WillScot Holdings Corp. (48,885) (1,031,962)
Wynn Resorts Ltd. (4,430) (568,236)
XPO, Inc. (15,527) (2,007,175)
YETI Holdings, Inc. (1,899) (63,009)
(134,849,181)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (10,862) (245,696)
TOTAL COMMON STOCKS
(Proceeds $(201,679,158))                                                     (198,566,010)
PREFERRED STOCKS - (0.0)% †
Germany - ( 0 .0 ) % †
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (410,168)
Sartorius AG (Preference) (2) (652) (152,422)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171))                                                     (562,590)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(202,722,329)) (199,128,600)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.6%
(Cost $1,227,846,700) 1,471,610,817
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.4% ‡ 100,400,898
NET ASSETS - 100.0% 1,572,011,715
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 42,928,974 2 .8%
Consumer Discretionary 78,661,165 5 .0
Consumer Staples 12,316,910 0 .8
Energy 31,988,337 2 .0
Financials 151,767,050 9 .7
Foreign Government Securities 129,545,089 8 .2
Health Care 71,039,063 4 .5
Industrials 52,525,071 3 .3
Information Technology 215,596,938 13 .7
Materials 4,476,760 0 .3
Real Estate (642,600) 0.0
Utilities (3,020,345) ( 0 .2 )
Investment Companies 246,930,116 15 .7
U.S. Treasury Obligations 437,498,289 27 .8
Total Investments In Securities
At Value 1,471,610,817 93 .6
Other Assets in Excess of
Liabilities ‡ 100,400,898 6 .4
Net Assets
$ 1,572,011,715 100 .0%

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $219,444,528, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $6,634,207.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $6,058,151 of investments in securities and $(586,853) of securities sold short, which represents 0.39% and (0.04)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2025 amounted to $129,545,089 of investments in securities, which represents 8.24% of net assets of the Fund.
(f) Represents 7-day effective yield as of September 30, 2025.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 12/19/2025 CHF (44,065,840) $ 77,185
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.07%)
Monthly BANA 12/17/2025 EUR (7,863,274) –
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.41%)
Monthly BANA 12/17/2025 EUR (2,148,416) 568
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly BANA 12/17/2025 EUR 1,176,447 43,301

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.18%)
Monthly BANA 12/17/2025 CHF (26,748,229) $ 556,995
Total unrealized appreciation 678,049
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 10/17/2025 EUR (9,627,576) (326,353)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%)
Monthly BANA 12/17/2025 AUD (2,341,033) (241)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly BANA 12/17/2025 HKD 319,951,918 (100,815)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.23%)
Monthly BANA 12/17/2025 EUR (22,516,143) (2,479,536)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.07%)
Monthly BANA 12/17/2025 SEK (10,984,451) (12,099)
Total unrealized depreciation (2,919,044)
Net unrealized depreciation $ (2,240,995)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 445 10/2025 USD $ 29,383,350 $ (524,498)
Hang Seng Index 9 10/2025 HKD 1,556,217 30,884
IBEX 35 Index 254 10/2025 EUR 46,246,503 698,332
LME Aluminum Base Metal 1 10/2025 USD 67,017 1,720

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 10/2025 USD $ 67,018 $ 1,732
LME Aluminum Base Metal 4 10/2025 USD 268,072 12,189
LME Aluminum Base Metal 7 10/2025 USD 469,096 6,060
LME Aluminum Base Metal 9 10/2025 USD 603,128 6,576
LME Aluminum Base Metal 11 10/2025 USD 737,770 25,087
LME Aluminum Base Metal 13 10/2025 USD 871,588 26,864
LME Aluminum Base Metal 18 10/2025 USD 1,205,698 30,602
LME Aluminum Base Metal 19 10/2025 USD 1,272,468 35,631
LME Aluminum Base Metal 20 10/2025 USD 1,340,900 54,908
LME Aluminum Base Metal 21 10/2025 USD 1,408,475 50,959
LME Aluminum Base Metal 22 10/2025 USD 1,474,852 42,796
LME Aluminum Base Metal 42 10/2025 USD 2,814,682 49,040
LME Copper Base Metal 1 10/2025 USD 256,332 13,002
LME Copper Base Metal 1 10/2025 USD 256,338 15,693
LME Copper Base Metal 2 10/2025 USD 511,354 11,198
LME Copper Base Metal 2 10/2025 USD 512,372 18,517
LME Copper Base Metal 4 10/2025 USD 1,024,645 40,234
LME Copper Base Metal 9 10/2025 USD 2,306,761 98,313
LME Copper Base Metal 11 10/2025 USD 2,815,202 170,055
LME Copper Base Metal 13 10/2025 USD 3,329,228 174,538
LME Copper Base Metal 10 10/2025 USD 2,560,780 157,804
LME Copper Base Metal 10 10/2025 USD 2,556,380 65,936
LME Copper Base Metal 23 10/2025 USD 5,889,265 363,359
LME Lead Base Metal 1 10/2025 USD 48,660 (2,626)
LME Lead Base Metal 1 10/2025 USD 48,971 (1,357)
LME Lead Base Metal 3 10/2025 USD 146,466 (3,497)
LME Lead Base Metal 3 10/2025 USD 146,466 (2,917)
LME Lead Base Metal 7 10/2025 USD 342,970 (1,780)
LME Lead Base Metal 7 10/2025 USD 341,663 (9,518)
LME Lead Base Metal 2 10/2025 USD 97,644 (1,606)
LME Lead Base Metal 2 10/2025 USD 97,331 (6,089)
LME Lead Base Metal 2 10/2025 USD 97,768 (2,637)
LME Lead Base Metal 2 10/2025 USD 97,793 (3,554)
LME Lead Base Metal 2 10/2025 USD 97,818 (3,840)
LME Lead Base Metal 2 10/2025 USD 97,967 (2,701)
LME Lead Base Metal 2 10/2025 USD 97,917 (3,414)
LME Nickel Base Metal 1 10/2025 USD 90,327 (2,179)
LME Nickel Base Metal 2 10/2025 USD 180,619 (2,508)
LME Nickel Base Metal 5 10/2025 USD 453,325 (590)
LME Nickel Base Metal 3 10/2025 USD 271,786 (8,303)
LME Nickel Base Metal 3 10/2025 USD 271,731 (7,296)
LME Nickel Base Metal 7 10/2025 USD 634,948 9,278
LME Nickel Base Metal 4 10/2025 USD 362,345 (10,747)
LME Nickel Base Metal 4 10/2025 USD 362,744 430
LME Nickel Base Metal 4 10/2025 USD 362,576 (3,196)
LME Zinc Base Metal 1 10/2025 USD 74,858 7,358
LME Zinc Base Metal 6 10/2025 USD 452,397 42,429
LME Zinc Base Metal 7 10/2025 USD 522,604 40,123
LME Zinc Base Metal 9 10/2025 USD 672,601 67,723
LME Zinc Base Metal 10 10/2025 USD 746,960 49,407
LME Zinc Base Metal 10 10/2025 USD 746,210 35,572
LME Zinc Base Metal 10 10/2025 USD 745,918 30,341
LME Zinc Base Metal 8 10/2025 USD 599,546 49,898
LME Zinc Base Metal 8 10/2025 USD 597,196 38,692
LME Zinc Base Metal 8 10/2025 USD 597,130 36,973
LME Zinc Base Metal 8 10/2025 USD 597,064 33,614
LME Zinc Base Metal 8 10/2025 USD 596,668 29,879

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 8 10/2025 USD $ 596,800 $ 25,322
LME Zinc Base Metal 8 10/2025 USD 599,208 54,762
RBOB Gasoline 40 10/2025 USD 3,229,464 2,740
Brent Crude Oil 475 11/2025 USD 31,169,500 (754,413)
LME Aluminum Base Metal 3 11/2025 USD 200,938 8,205
LME Aluminum Base Metal 4 11/2025 USD 268,117 9,305
LME Aluminum Base Metal 6 11/2025 USD 402,175 9,986
LME Aluminum Base Metal 7 11/2025 USD 469,205 16,517
LME Aluminum Base Metal 2 11/2025 USD 133,997 3,116
LME Aluminum Base Metal 2 11/2025 USD 134,059 2,758
LME Aluminum Base Metal 2 11/2025 USD 134,040 5,663
LME Aluminum Base Metal 2 11/2025 USD 134,059 5,507
LME Aluminum Base Metal 8 11/2025 USD 536,234 12,991
LME Copper Base Metal 3 11/2025 USD 769,102 44,244
LME Copper Base Metal 3 11/2025 USD 769,352 38,501
LME Copper Base Metal 4 11/2025 USD 1,025,779 51,847
LME Copper Base Metal 4 11/2025 USD 1,026,403 38,711
LME Copper Base Metal 8 11/2025 USD 2,051,034 109,760
LME Copper Base Metal 2 11/2025 USD 512,830 21,045
LME Copper Base Metal 2 11/2025 USD 512,851 26,221
LME Copper Base Metal 2 11/2025 USD 512,723 27,711
LME Copper Base Metal 2 11/2025 USD 512,746 28,672
LME Copper Base Metal 2 11/2025 USD 512,777 28,474
LME Copper Base Metal 13 11/2025 USD 3,333,317 160,633
LME Lead Base Metal 1 11/2025 USD 49,285 (248)
LME Lead Base Metal 1 11/2025 USD 49,280 (52)
LME Lead Base Metal 2 11/2025 USD 98,356 (1,933)
LME Lead Base Metal 3 11/2025 USD 147,979 (1,204)
LME Lead Base Metal 3 11/2025 USD 147,198 (147)
LME Lead Base Metal 5 11/2025 USD 245,260 (1,152)
LME Lead Base Metal 5 11/2025 USD 246,311 (77)
LME Lead Base Metal 8 11/2025 USD 392,752 (7,804)
LME Lead Base Metal 8 11/2025 USD 393,314 (7,695)
LME Nickel Base Metal 1 11/2025 USD 90,984 (625)
LME Nickel Base Metal 1 11/2025 USD 90,858 (975)
LME Nickel Base Metal 2 11/2025 USD 181,552 1,786
LME Nickel Base Metal 3 11/2025 USD 272,286 1,109
LME Nickel Base Metal 3 11/2025 USD 272,391 (318)
LME Nickel Base Metal 6 11/2025 USD 545,097 (5,250)
LME Nickel Base Metal 8 11/2025 USD 728,045 (5,683)
LME Zinc Base Metal 1 11/2025 USD 74,664 4,220
LME Zinc Base Metal 1 11/2025 USD 74,408 4,942
LME Zinc Base Metal 5 11/2025 USD 371,664 20,211
LME Zinc Base Metal 2 11/2025 USD 149,195 7,168
LME Zinc Base Metal 2 11/2025 USD 149,128 6,947
LME Zinc Base Metal 2 11/2025 USD 148,928 9,585
LME Zinc Base Metal 15 11/2025 USD 1,115,366 65,526
Low Sulphur Gasoil 75 11/2025 USD 5,152,500 18,566
Natural Gas 96 11/2025 USD 3,724,800 2,985
NY Harbor ULSD 62 11/2025 USD 5,989,981 (74,402)
RBOB Gasoline 70 11/2025 USD 5,511,618 (78,755)
Soybean 273 11/2025 USD 13,673,888 (244,120)
WTI Crude Oil 316 11/2025 USD 19,579,360 (415,909)
100 oz Gold 166 12/2025 USD 64,295,120 6,469,674
Australia 10 Year Bond 3,878 12/2025 AUD 290,201,076 (1,201,702)
Australia 3 Year Bond 357 12/2025 AUD 25,217,848 (104,907)
Cocoa 28 12/2025 USD 1,889,720 (216,182)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Coffee 'C' 109 12/2025 USD $ 15,321,994 $ 3,245,423
Corn 811 12/2025 USD 16,848,525 223,231
Cotton No. 2 33 12/2025 USD 1,085,205 (28,255)
DAX Index 32 12/2025 EUR 22,552,092 107,125
Euro STOXX 50 Index 409 12/2025 EUR 26,607,131 477,271
Euro-Bobl 767 12/2025 EUR 106,051,455 (321,431)
Euro-BTP 458 12/2025 EUR 64,455,885 241,792
Euro-Bund 1,799 12/2025 EUR 271,385,778 (364,697)
Euro-Buxl 113 12/2025 EUR 15,155,952 28,300
Euro-OAT 551 12/2025 EUR 78,482,096 433,427
Euro-Schatz 151 12/2025 EUR 18,963,807 (10,272)
FTSE 100 Index 611 12/2025 GBP 77,304,617 792,706
KC HRW Wheat 3 12/2025 USD 74,662 (1,071)
Lean Hogs 121 12/2025 USD 4,294,290 41,565
Live Cattle 133 12/2025 USD 12,490,030 (184,118)
LME Aluminum Base Metal 2 12/2025 USD 134,132 (481)
LME Aluminum Base Metal 3 12/2025 USD 200,917 1,635
LME Aluminum Base Metal 3 12/2025 USD 201,038 257
LME Aluminum Base Metal 6 12/2025 USD 401,870 (581)
LME Aluminum Base Metal 7 12/2025 USD 469,070 901
LME Aluminum Base Metal 4 12/2025 USD 267,913 787
LME Aluminum Base Metal 4 12/2025 USD 268,189 (2,849)
LME Aluminum Base Metal 8 12/2025 USD 536,480 12,456
LME Aluminum Base Metal 9 12/2025 USD 603,563 (1,880)
LME Aluminum Base Metal 10 12/2025 USD 670,600 16,770
LME Aluminum Base Metal 14 12/2025 USD 938,840 24,401
LME Aluminum Base Metal 15 12/2025 USD 1,005,919 10,995
LME Aluminum Base Metal 16 12/2025 USD 1,072,084 31,436
LME Aluminum Base Metal 393 12/2025 USD 26,339,744 657,009
LME Copper Base Metal 1 12/2025 USD 256,711 6,680
LME Copper Base Metal 1 12/2025 USD 256,713 (815)
LME Copper Base Metal 3 12/2025 USD 769,833 21,331
LME Copper Base Metal 4 12/2025 USD 1,026,893 17,867
LME Copper Base Metal 2 12/2025 USD 513,275 (4,525)
LME Copper Base Metal 2 12/2025 USD 99,425 (418,167)
LME Copper Base Metal 2 12/2025 USD 513,127 14,259
LME Copper Base Metal 8 12/2025 USD 2,053,636 63,509
LME Copper Base Metal 9 12/2025 USD 2,309,526 80,578
LME Copper Base Metal 6 12/2025 USD 1,540,377 54,377
LME Copper Base Metal 6 12/2025 USD 1,540,189 52,316
LME Copper Base Metal 204 12/2025 USD 52,384,293 2,636,931
LME Lead Base Metal 1 12/2025 USD 49,466 (636)
LME Lead Base Metal 1 12/2025 USD 49,558 (446)
LME Lead Base Metal 3 12/2025 USD 148,083 (1,325)
LME Lead Base Metal 2 12/2025 USD 99,099 (1,158)
LME Lead Base Metal 2 12/2025 USD 98,711 (1,395)
LME Lead Base Metal 8 12/2025 USD 397,520 (3,302)
LME Lead Base Metal 8 12/2025 USD 396,820 (4,278)
LME Lead Base Metal 107 12/2025 USD 5,301,770 (94,914)
LME Nickel Base Metal 1 12/2025 USD 91,401 130
LME Nickel Base Metal 1 12/2025 USD 91,249 (1,154)
LME Nickel Base Metal 2 12/2025 USD 182,670 (1,759)
LME Nickel Base Metal 2 12/2025 USD 182,303 257
LME Nickel Base Metal 2 12/2025 USD 182,336 1,130
LME Nickel Base Metal 3 12/2025 USD 273,709 (4,940)
LME Nickel Base Metal 3 12/2025 USD 274,005 (1,125)
LME Nickel Base Metal 3 12/2025 USD 273,423 (1,986)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 6 12/2025 USD $ 547,089 $ 3,832
LME Nickel Base Metal 6 12/2025 USD 547,170 (5,807)
LME Nickel Base Metal 41 12/2025 USD 3,741,766 (12,144)
LME Zinc Base Metal 2 12/2025 USD 148,669 5,665
LME Zinc Base Metal 1 12/2025 USD 74,316 2,082
LME Zinc Base Metal 1 12/2025 USD 74,000 1,487
LME Zinc Base Metal 3 12/2025 USD 223,060 10,052
LME Zinc Base Metal 3 12/2025 USD 221,981 2,941
LME Zinc Base Metal 3 12/2025 USD 223,023 7,764
LME Zinc Base Metal 3 12/2025 USD 222,348 5,149
LME Zinc Base Metal 3 12/2025 USD 222,986 7,727
LME Zinc Base Metal 3 12/2025 USD 222,071 6,010
LME Zinc Base Metal 147 12/2025 USD 10,911,590 672,805
Long Gilt 1,566 12/2025 GBP 191,445,708 1,035,576
Low Sulphur Gasoil 172 12/2025 USD 11,584,200 66,064
Russell 2000 E-Mini Index 106 12/2025 USD 13,014,150 61,237
S&P 500 E-Mini Index 488 12/2025 USD 164,425,500 1,925,347
S&P Midcap 400 E-Mini Index 26 12/2025 USD 8,544,120 (76,779)
Silver 73 12/2025 USD 17,023,600 2,723,380
Soybean Meal 312 12/2025 USD 8,526,960 (682,972)
Soybean Oil 151 12/2025 USD 4,483,794 (272,991)
TOPIX Index 424 12/2025 JPY 90,055,381 415,924
U.S. Treasury 10 Year Note 2,677 12/2025 USD 301,162,500 (380,843)
U.S. Treasury 2 Year Note 230 12/2025 USD 47,926,250 (40,189)
U.S. Treasury 5 Year Note 2,099 12/2025 USD 229,168,165 (44,877)
U.S. Treasury Long Bond 849 12/2025 USD 99,014,625 1,492,698
U.S. Treasury Ultra Bond 534 12/2025 USD 64,180,125 1,113,896
Wheat 224 12/2025 USD 5,689,600 (294,236)
Aluminum 1 1/2026 USD 65,963 723
Feeder Cattle 20 1/2026 USD 3,530,500 100,064
Soybean 2 1/2026 USD 102,025 (3,239)
Sugar No. 11 576 2/2026 USD 10,708,992 173,455
Platinum 17 8/2026 JPY 428,779 35,693
Total of long contracts 22,185,536
Short Contracts
CAC 40 10 Euro Index (249) 10/2025 EUR (23,080,121) (77,788)
LME Aluminum Base Metal (1) 10/2025 USD (67,017) (1,795)
LME Aluminum Base Metal (1) 10/2025 USD (67,018) (1,796)
LME Aluminum Base Metal (4) 10/2025 USD (268,072) (12,930)
LME Aluminum Base Metal (7) 10/2025 USD (469,096) (6,253)
LME Aluminum Base Metal (9) 10/2025 USD (603,128) (6,797)
LME Aluminum Base Metal (11) 10/2025 USD (737,770) (22,803)
LME Aluminum Base Metal (13) 10/2025 USD (871,588) (28,083)
LME Aluminum Base Metal (18) 10/2025 USD (1,205,698) (32,602)
LME Aluminum Base Metal (19) 10/2025 USD (1,272,468) (36,575)
LME Aluminum Base Metal (20) 10/2025 USD (1,340,900) (55,941)
LME Aluminum Base Metal (21) 10/2025 USD (1,408,475) (53,663)
LME Aluminum Base Metal (22) 10/2025 USD (1,474,852) (50,743)
LME Aluminum Base Metal (42) 10/2025 USD (2,814,682) (50,071)
LME Copper Base Metal (1) 10/2025 USD (256,332) (12,922)
LME Copper Base Metal (1) 10/2025 USD (256,338) (16,340)
LME Copper Base Metal (2) 10/2025 USD (512,372) (18,742)
LME Copper Base Metal (2) 10/2025 USD (511,354) (12,142)
LME Copper Base Metal (4) 10/2025 USD (1,024,645) (38,962)
LME Copper Base Metal (9) 10/2025 USD (2,306,761) (95,684)
LME Copper Base Metal (11) 10/2025 USD (2,815,202) (163,992)
LME Copper Base Metal (13) 10/2025 USD (3,329,228) (174,636)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (10) 10/2025 USD $ (2,556,380) $ (61,406)
LME Copper Base Metal (10) 10/2025 USD (2,560,780) (156,562)
LME Copper Base Metal (23) 10/2025 USD (5,889,265) (364,290)
LME Lead Base Metal (1) 10/2025 USD (48,660) 2,863
LME Lead Base Metal (1) 10/2025 USD (48,971) 1,326
LME Lead Base Metal (3) 10/2025 USD (146,466) 3,470
LME Lead Base Metal (3) 10/2025 USD (146,466) 2,851
LME Lead Base Metal (7) 10/2025 USD (342,970) 2,163
LME Lead Base Metal (7) 10/2025 USD (341,663) 8,681
LME Lead Base Metal (2) 10/2025 USD (97,644) 1,501
LME Lead Base Metal (2) 10/2025 USD (97,331) 6,013
LME Lead Base Metal (2) 10/2025 USD (97,768) 2,621
LME Lead Base Metal (2) 10/2025 USD (97,793) 3,602
LME Lead Base Metal (2) 10/2025 USD (97,917) 3,878
LME Lead Base Metal (2) 10/2025 USD (97,818) 3,702
LME Lead Base Metal (2) 10/2025 USD (97,967) 2,278
LME Nickel Base Metal (1) 10/2025 USD (90,327) 2,070
LME Nickel Base Metal (2) 10/2025 USD (180,619) 2,675
LME Nickel Base Metal (5) 10/2025 USD (453,325) 2,876
LME Nickel Base Metal (3) 10/2025 USD (271,786) 7,509
LME Nickel Base Metal (3) 10/2025 USD (271,731) 7,519
LME Nickel Base Metal (7) 10/2025 USD (634,948) (8,425)
LME Nickel Base Metal (4) 10/2025 USD (362,576) 3,170
LME Nickel Base Metal (4) 10/2025 USD (362,345) 10,743
LME Nickel Base Metal (4) 10/2025 USD (362,744) (457)
LME Zinc Base Metal (1) 10/2025 USD (74,858) (7,337)
LME Zinc Base Metal (6) 10/2025 USD (452,397) (40,087)
LME Zinc Base Metal (7) 10/2025 USD (522,604) (39,700)
LME Zinc Base Metal (9) 10/2025 USD (672,602) (69,174)
LME Zinc Base Metal (10) 10/2025 USD (746,960) (51,735)
LME Zinc Base Metal (10) 10/2025 USD (746,210) (37,490)
LME Zinc Base Metal (10) 10/2025 USD (745,918) (30,633)
LME Zinc Base Metal (8) 10/2025 USD (599,546) (51,070)
LME Zinc Base Metal (8) 10/2025 USD (597,196) (37,820)
LME Zinc Base Metal (8) 10/2025 USD (597,130) (38,154)
LME Zinc Base Metal (8) 10/2025 USD (597,064) (33,413)
LME Zinc Base Metal (8) 10/2025 USD (596,668) (30,141)
LME Zinc Base Metal (8) 10/2025 USD (596,800) (25,595)
LME Zinc Base Metal (8) 10/2025 USD (599,208) (55,232)
Natural Gas (110) 10/2025 USD (3,633,300) (131,839)
NY Harbor ULSD (78) 10/2025 USD (7,613,752) 95,134
OMXS30 Index (2) 10/2025 SEK (56,615) (564)
WTI Crude Oil (124) 10/2025 USD (7,733,880) 62,671
LME Aluminum Base Metal (3) 11/2025 USD (200,938) (8,195)
LME Aluminum Base Metal (4) 11/2025 USD (268,117) (10,471)
LME Aluminum Base Metal (6) 11/2025 USD (402,176) (9,593)
LME Aluminum Base Metal (7) 11/2025 USD (469,205) (17,722)
LME Aluminum Base Metal (2) 11/2025 USD (133,997) (3,204)
LME Aluminum Base Metal (2) 11/2025 USD (134,040) (5,514)
LME Aluminum Base Metal (2) 11/2025 USD (134,058) (5,415)
LME Aluminum Base Metal (2) 11/2025 USD (134,059) (2,715)
LME Aluminum Base Metal (8) 11/2025 USD (536,234) (14,658)
LME Copper Base Metal (3) 11/2025 USD (769,102) (45,210)
LME Copper Base Metal (3) 11/2025 USD (769,352) (38,573)
LME Copper Base Metal (4) 11/2025 USD (1,025,779) (52,757)
LME Copper Base Metal (4) 11/2025 USD (1,026,403) (39,139)
LME Copper Base Metal (8) 11/2025 USD (2,051,034) (107,897)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 11/2025 USD $ (512,830) $ (20,510)
LME Copper Base Metal (2) 11/2025 USD (512,851) (25,709)
LME Copper Base Metal (2) 11/2025 USD (512,723) (27,678)
LME Copper Base Metal (2) 11/2025 USD (512,777) (28,477)
LME Copper Base Metal (2) 11/2025 USD (512,746) (28,427)
LME Copper Base Metal (13) 11/2025 USD (3,333,317) (165,355)
LME Lead Base Metal (1) 11/2025 USD (49,285) 276
LME Lead Base Metal (1) 11/2025 USD (49,280) 65
LME Lead Base Metal (2) 11/2025 USD (98,356) 2,513
LME Lead Base Metal (3) 11/2025 USD (147,979) 1,026
LME Lead Base Metal (3) 11/2025 USD (147,198) 225
LME Lead Base Metal (5) 11/2025 USD (245,260) 1,477
LME Lead Base Metal (5) 11/2025 USD (246,311) 339
LME Lead Base Metal (8) 11/2025 USD (392,752) 7,027
LME Lead Base Metal (8) 11/2025 USD (393,314) 7,540
LME Nickel Base Metal (1) 11/2025 USD (90,984) 633
LME Nickel Base Metal (1) 11/2025 USD (90,858) 1,239
LME Nickel Base Metal (2) 11/2025 USD (181,552) (1,489)
LME Nickel Base Metal (3) 11/2025 USD (272,286) (1,020)
LME Nickel Base Metal (3) 11/2025 USD (272,391) 422
LME Nickel Base Metal (6) 11/2025 USD (545,097) 2,878
LME Nickel Base Metal (8) 11/2025 USD (728,045) 4,951
LME Zinc Base Metal (1) 11/2025 USD (74,664) (4,092)
LME Zinc Base Metal (1) 11/2025 USD (74,408) (5,211)
LME Zinc Base Metal (5) 11/2025 USD (371,664) (20,390)
LME Zinc Base Metal (2) 11/2025 USD (149,128) (7,034)
LME Zinc Base Metal (2) 11/2025 USD (149,195) (7,851)
LME Zinc Base Metal (2) 11/2025 USD (148,928) (9,184)
LME Zinc Base Metal (15) 11/2025 USD (1,115,366) (65,353)
Canada 10 Year Bond (1,584) 12/2025 CAD (139,267,256) (1,232,659)
Cocoa (36) 12/2025 GBP (2,290,096) 303,211
FTSE/MIB Index (96) 12/2025 EUR (23,947,239) (108,189)
Japan 10 Year Bond (120) 12/2025 JPY (110,169,388) 897,081
LME Aluminum Base Metal (2) 12/2025 USD (134,132) 162
LME Aluminum Base Metal (3) 12/2025 USD (200,917) (1,200)
LME Aluminum Base Metal (3) 12/2025 USD (201,038) (346)
LME Aluminum Base Metal (6) 12/2025 USD (401,870) 615
LME Aluminum Base Metal (7) 12/2025 USD (469,070) (1,270)
LME Aluminum Base Metal (4) 12/2025 USD (267,913) (1,123)
LME Aluminum Base Metal (4) 12/2025 USD (268,189) 2,649
LME Aluminum Base Metal (8) 12/2025 USD (536,480) (12,025)
LME Aluminum Base Metal (9) 12/2025 USD (603,563) 1,661
LME Aluminum Base Metal (10) 12/2025 USD (670,600) (15,736)
LME Aluminum Base Metal (14) 12/2025 USD (938,840) (23,915)
LME Aluminum Base Metal (15) 12/2025 USD (1,005,919) (12,964)
LME Aluminum Base Metal (16) 12/2025 USD (1,072,084) (33,114)
LME Aluminum Base Metal (35) 12/2025 USD (2,345,779) (58,253)
LME Copper Base Metal (1) 12/2025 USD (256,711) (7,163)
LME Copper Base Metal (1) 12/2025 USD (256,713) 535
LME Copper Base Metal (3) 12/2025 USD (769,833) (24,281)
LME Copper Base Metal (4) 12/2025 USD (1,026,893) (18,904)
LME Copper Base Metal (2) 12/2025 USD (513,275) 6,170
LME Copper Base Metal (2) 12/2025 USD (99,425) 417,766
LME Copper Base Metal (2) 12/2025 USD (513,127) (14,282)
LME Copper Base Metal (8) 12/2025 USD (2,053,636) (66,657)
LME Copper Base Metal (9) 12/2025 USD (2,309,526) (81,250)
LME Copper Base Metal (6) 12/2025 USD (1,540,189) (53,905)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (6) 12/2025 USD $ (1,540,377) $ (56,368)
LME Copper Base Metal (51) 12/2025 USD (13,096,073) (513,732)
LME Lead Base Metal (1) 12/2025 USD (49,466) 621
LME Lead Base Metal (1) 12/2025 USD (49,558) 490
LME Lead Base Metal (3) 12/2025 USD (148,083) 1,395
LME Lead Base Metal (2) 12/2025 USD (99,099) 1,341
LME Lead Base Metal (2) 12/2025 USD (98,711) 1,263
LME Lead Base Metal (9) 12/2025 USD (445,943) 3,821
LME Lead Base Metal (8) 12/2025 USD (397,520) 2,909
LME Lead Base Metal (8) 12/2025 USD (396,820) 4,859
LME Nickel Base Metal (1) 12/2025 USD (91,401) (144)
LME Nickel Base Metal (1) 12/2025 USD (91,249) 1,207
LME Nickel Base Metal (2) 12/2025 USD (182,670) 1,344
LME Nickel Base Metal (2) 12/2025 USD (182,303) (498)
LME Nickel Base Metal (2) 12/2025 USD (182,336) (1,029)
LME Nickel Base Metal (3) 12/2025 USD (274,005) 126
LME Nickel Base Metal (3) 12/2025 USD (273,423) 1,523
LME Nickel Base Metal (3) 12/2025 USD (273,709) 4,784
LME Nickel Base Metal (6) 12/2025 USD (547,089) (3,371)
LME Nickel Base Metal (6) 12/2025 USD (547,170) 5,760
LME Nickel Base Metal (23) 12/2025 USD (2,099,039) 8,608
LME Zinc Base Metal (2) 12/2025 USD (148,669) (5,732)
LME Zinc Base Metal (1) 12/2025 USD (74,316) (2,319)
LME Zinc Base Metal (1) 12/2025 USD (74,000) (1,553)
LME Zinc Base Metal (3) 12/2025 USD (223,060) (10,046)
LME Zinc Base Metal (3) 12/2025 USD (221,981) (2,242)
LME Zinc Base Metal (3) 12/2025 USD (223,023) (7,707)
LME Zinc Base Metal (3) 12/2025 USD (222,348) (4,782)
LME Zinc Base Metal (3) 12/2025 USD (222,986) (7,464)
LME Zinc Base Metal (3) 12/2025 USD (222,071) (5,970)
LME Zinc Base Metal (30) 12/2025 USD (2,226,855) (100,831)
S&P/TSX 60 Index (162) 12/2025 CAD (41,272,343) (912,765)
SPI 200 Index (284) 12/2025 AUD (41,685,975) 76,592
Total of short contracts (4,408,596)
Net unrealized appreciation $ 17,776,940
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 58,500 USD 38,009 CITI 12/17/2025 $ 736
AUD 58,500 USD 38,009 JPMC 12/17/2025 736
BRL 213,127,602 USD 38,264,211 CITI
**
12/17/2025 1,057,002
BRL 213,127,605 USD 38,264,135 JPMC
**
12/17/2025 1,057,079
CLP 6,786,079,716 USD 7,021,252 CITI
**
12/17/2025 36,698
CLP 6,786,079,713 USD 7,021,238 JPMC
**
12/17/2025 36,712
CNY 200,603,900 USD 28,247,961 CITI
**
12/17/2025 47,597
CNY 200,603,900 USD 28,247,905 JPMC
**
12/17/2025 47,654
COP 8,595,000,000 USD 2,115,138 CITI
**
12/17/2025 54,411
COP 8,595,000,000 USD 2,115,134 JPMC
**
12/17/2025 54,416
CZK 23,000,000 USD 1,101,568 CITI 12/17/2025 9,776
CZK 23,000,000 USD 1,101,565 JPMC 12/17/2025 9,778
EUR 42,311,001 USD 49,629,316 CITI 12/17/2025 268,053

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 42,310,999 USD 49,629,215 JPMC 12/17/2025 $ 268,152
GBP 10,189,501 USD 13,649,321 CITI 12/17/2025 55,844
GBP 10,189,499 USD 13,649,291 JPMC 12/17/2025 55,871
HUF 4,886,759,001 USD 14,337,291 CITI 12/17/2025 303,913
HUF 4,886,758,998 USD 14,337,262 JPMC 12/17/2025 303,942
ILS 9,475,500 USD 2,833,498 CITI 12/17/2025 27,940
ILS 9,475,500 USD 2,833,492 JPMC 12/17/2025 27,946
JPY 6,690,147,742 USD 45,434,163 CITI 12/17/2025 166,961
JPY 6,690,147,743 USD 45,443,515 JPMC 12/17/2025 157,609
KRW 500,000,000 USD 355,972 CITI
**
12/17/2025 1,396
KRW 500,000,000 USD 355,971 JPMC
**
12/17/2025 1,397
MXN 780,056,500 USD 41,294,925 CITI 12/17/2025 949,560
MXN 780,056,500 USD 41,294,843 JPMC 12/17/2025 949,643
NOK 398,437,501 USD 39,442,531 CITI 12/17/2025 491,466
NOK 398,437,499 USD 39,442,452 JPMC 12/17/2025 491,545
PLN 33,593,218 USD 9,169,758 CITI 12/17/2025 60,756
PLN 33,593,218 USD 9,169,739 JPMC 12/17/2025 60,774
SEK 170,929,878 USD 18,219,077 CITI 12/17/2025 25,300
SEK 170,929,878 USD 18,219,040 JPMC 12/17/2025 25,336
TWD 54,208,014 USD 1,781,746 CITI
**
12/17/2025 8,181
TWD 54,208,014 USD 1,781,742 JPMC
**
12/17/2025 8,184
USD 746,251 BRL 4,040,999 CITI
**
12/17/2025 703
USD 746,253 BRL 4,041,001 JPMC
**
12/17/2025 704
USD 7,738,929 CAD 10,621,500 CITI 12/17/2025 79,064
USD 7,738,944 CAD 10,621,500 JPMC 12/17/2025 79,079
USD 20,427 CHF 16,000 CITI 12/17/2025 142
USD 20,428 CHF 16,000 JPMC 12/17/2025 142
USD 1,204,114 CLP 1,150,000,000 CITI
**
12/17/2025 8,042
USD 1,204,117 CLP 1,150,000,000 JPMC
**
12/17/2025 8,044
USD 1,058,992 CNY 7,505,475 CITI
**
12/17/2025 331
USD 1,058,995 CNY 7,505,475 JPMC
**
12/17/2025 333
USD 558,317 COP 2,200,240,153 CITI
**
12/17/2025 2,933
USD 558,318 COP 2,200,240,153 JPMC
**
12/17/2025 2,934
USD 1,898,379 CZK 39,000,000 CITI 12/17/2025 13,928
USD 1,898,383 CZK 39,000,000 JPMC 12/17/2025 13,931
USD 12,561,486 EUR 10,599,454 CITI 12/17/2025 61,548
USD 12,561,511 EUR 10,599,454 JPMC 12/17/2025 61,573
USD 96,806,640 GBP 71,721,524 CITI 12/17/2025 339,177
USD 96,806,832 GBP 71,721,523 JPMC 12/17/2025 339,371
USD 725,250 HUF 240,000,000 CITI 12/17/2025 6,187
USD 725,252 HUF 240,000,000 JPMC 12/17/2025 6,188
USD 423,659 ILS 1,397,500 CITI 12/17/2025 1,638
USD 423,660 ILS 1,397,500 JPMC 12/17/2025 1,639
USD 729,245 INR 65,000,000 CITI
**
12/17/2025 1,045
USD 729,246 INR 65,000,000 JPMC
**
12/17/2025 1,047
USD 13,853,992 JPY 2,019,890,000 CITI 12/17/2025 86,096
USD 13,855,966 JPY 2,019,889,999 JPMC 12/17/2025 88,070
USD 10,728,036 NOK 106,500,000 CITI 12/17/2025 53,913
USD 10,728,057 NOK 106,500,000 JPMC 12/17/2025 53,935
USD 2,864,332 PLN 10,352,532 CITI 12/17/2025 19,734
USD 2,864,337 PLN 10,352,532 JPMC 12/17/2025 19,740
USD 14,104,424 SEK 131,069,738 CITI 12/17/2025 114,561
USD 14,104,452 SEK 131,069,738 JPMC 12/17/2025 114,589
USD 17,262,510 SGD 22,005,000 CITI 12/17/2025 104,938
USD 17,262,544 SGD 22,005,000 JPMC 12/17/2025 104,973
USD 2,708,426 THB 86,707,377 CITI 12/17/2025 15,560
USD 2,708,432 THB 86,707,377 JPMC 12/17/2025 15,565
ZAR 591,057,166 USD 33,245,889 CITI 12/17/2025 789,433

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 591,057,167 USD 33,245,822 JPMC 12/17/2025 $ 789,499
Total unrealized appreciation 10,522,693
BRL 1,589,001 USD 293,876 CITI
**
12/17/2025 (711)
BRL 1,588,999 USD 293,875 JPMC
**
12/17/2025 (710)
CHF 1,468,000 USD 1,869,801 CITI 12/17/2025 (8,584)
CHF 1,468,000 USD 1,869,797 JPMC 12/17/2025 (8,580)
CLP 349,999,999 USD 366,687 CITI
**
12/17/2025 (2,665)
CLP 350,000,001 USD 366,687 JPMC
**
12/17/2025 (2,664)
CNY 112,721,016 USD 15,925,742 CITI
**
12/17/2025 (26,230)
CNY 112,721,016 USD 15,925,710 JPMC
**
12/17/2025 (26,199)
COP 50,000,000 USD 12,718 CITI
**
12/17/2025 (97)
COP 50,000,000 USD 12,718 JPMC
**
12/17/2025 (97)
CZK 12,000,000 USD 580,670 CITI 12/17/2025 (839)
CZK 12,000,000 USD 580,669 JPMC 12/17/2025 (837)
DKK 5,043,000 USD 799,871 CITI 12/17/2025 (2,543)
DKK 5,043,000 USD 799,870 JPMC 12/17/2025 (2,542)
EUR 2,671,500 USD 3,155,769 CITI 12/17/2025 (5,269)
EUR 2,671,500 USD 3,155,763 JPMC 12/17/2025 (5,262)
GBP 3,382,999 USD 4,570,439 CITI 12/17/2025 (20,211)
GBP 3,383,001 USD 4,570,432 JPMC 12/17/2025 (20,201)
HKD 78,500 USD 10,105 CITI 12/17/2025 (1)
HKD 78,500 USD 10,105 JPMC 12/17/2025 (1)
IDR 13,000,000,000 USD 789,309 CITI
**
12/17/2025 (11,844)
IDR 13,000,000,000 USD 789,308 JPMC
**
12/17/2025 (11,842)
INR 2,419,923,500 USD 27,420,637 CITI
**
12/17/2025 (310,060)
INR 2,419,923,500 USD 27,420,582 JPMC
**
12/17/2025 (310,005)
JPY 11,723,579,571 USD 80,383,972 CITI 12/17/2025 (474,165)
JPY 11,723,579,570 USD 80,411,699 JPMC 12/17/2025 (501,892)
KRW 36,297,996,786 USD 26,248,865 CITI
**
12/17/2025 (305,381)
KRW 36,297,996,787 USD 26,248,812 JPMC
**
12/17/2025 (305,327)
MXN 9,500,000 USD 514,979 CITI 12/17/2025 (500)
MXN 9,500,000 USD 514,978 JPMC 12/17/2025 (498)
NZD 8,860,000 USD 5,209,672 CITI 12/17/2025 (57,472)
NZD 8,860,000 USD 5,209,662 JPMC 12/17/2025 (57,461)
PHP 110,000,000 USD 1,917,324 CITI
**
12/17/2025 (35,835)
PHP 110,000,000 USD 1,917,320 JPMC
**
12/17/2025 (35,832)
PLN 7,675,282 USD 2,116,554 CITI 12/17/2025 (7,593)
PLN 7,675,282 USD 2,116,550 JPMC 12/17/2025 (7,589)
SEK 43,976,392 USD 4,699,779 CITI 12/17/2025 (5,912)
SEK 43,976,392 USD 4,699,769 JPMC 12/17/2025 (5,905)
THB 39,000,000 USD 1,235,687 CITI 12/17/2025 (24,467)
THB 39,000,000 USD 1,235,685 JPMC 12/17/2025 (24,463)
TWD 240,124,038 USD 7,977,470 CITI
**
12/17/2025 (48,672)
TWD 240,124,038 USD 7,977,454 JPMC
**
12/17/2025 (48,659)
USD 5,666,467 AUD 8,680,500 CITI 12/17/2025 (82,668)
USD 5,666,479 AUD 8,680,500 JPMC 12/17/2025 (82,657)
USD 2,667,004 BRL 14,634,000 CITI
**
12/17/2025 (32,912)
USD 2,667,009 BRL 14,634,000 JPMC
**
12/17/2025 (32,907)
USD 130,812,811 CHF 103,698,624 CITI 12/17/2025 (662,424)
USD 130,813,073 CHF 103,698,624 JPMC 12/17/2025 (662,163)
USD 4,714,830 CNY 33,468,025 CITI
**
12/17/2025 (5,898)
USD 4,714,839 CNY 33,468,025 JPMC
**
12/17/2025 (5,889)
USD 62,980 COP 249,759,847 CITI
**
12/17/2025 (64)
USD 62,980 COP 249,759,847 JPMC
**
12/17/2025 (64)
USD 1,409,650 CZK 29,500,000 CITI 12/17/2025 (15,769)
USD 1,409,653 CZK 29,500,000 JPMC 12/17/2025 (15,766)
USD 2,522,042 DKK 16,046,500 CITI 12/17/2025 (15,004)
USD 2,522,047 DKK 16,046,500 JPMC 12/17/2025 (14,999)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 172,810,028 EUR 147,372,284 CITI 12/17/2025 $ (986,126)
USD 172,810,371 EUR 147,372,282 JPMC 12/17/2025 (985,780)
USD 269,543 HKD 2,096,000 CITI 12/17/2025 (234)
USD 269,540 HKD 2,096,000 JPMC 12/17/2025 (236)
USD 74,175 HUF 25,000,001 CITI 12/17/2025 (728)
USD 74,175 HUF 24,999,999 JPMC 12/17/2025 (728)
USD 4,654,119 ILS 15,553,000 CITI 12/17/2025 (42,620)
USD 4,654,128 ILS 15,553,000 JPMC 12/17/2025 (42,610)
USD 7,073,540 JPY 1,040,934,000 CITI 12/17/2025 (21,633)
USD 7,069,746 JPY 1,040,934,001 JPMC 12/17/2025 (25,428)
USD 14,990,555 MXN 283,375,000 CITI 12/17/2025 (355,809)
USD 14,990,585 MXN 283,375,001 JPMC 12/17/2025 (355,779)
USD 1,094,860 NOK 11,063,000 CITI 12/17/2025 (13,946)
USD 1,094,862 NOK 11,062,999 JPMC 12/17/2025 (13,944)
USD 1,408,481 NZD 2,429,500 CITI 12/17/2025 (4,303)
USD 1,408,484 NZD 2,429,500 JPMC 12/17/2025 (4,300)
USD 6,819,477 PLN 24,964,968 CITI 12/17/2025 (40,225)
USD 6,819,491 PLN 24,964,968 JPMC 12/17/2025 (40,211)
USD 6,818,462 SEK 63,930,262 CITI 12/17/2025 (5,200)
USD 6,818,476 SEK 63,930,262 JPMC 12/17/2025 (5,186)
USD 423,312 SGD 543,000 CITI 12/17/2025 (72)
USD 423,313 SGD 543,000 JPMC 12/17/2025 (71)
USD 2,026,235 THB 65,292,623 CITI 12/17/2025 (1,554)
USD 2,026,239 THB 65,292,623 JPMC 12/17/2025 (1,550)
USD 1,693,308 ZAR 30,000,000 CITI 12/17/2025 (34,207)
USD 1,693,311 ZAR 30,000,000 JPMC 12/17/2025 (34,203)
ZAR 1,000,001 USD 57,591 CITI 12/17/2025 (7)
ZAR 999,999 USD 57,591 JPMC 12/17/2025 (7)
Total unrealized depreciation (7,371,498)
Net unrealized appreciation $ 3,151,195
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 50.0%
INVESTMENT COMPANIES - 50.0%
Limited Purpose
Cash Investment
Fund,
4.13% (1)(a)
(Cost $507,732,010)
$366,980,709
$1,930,288,445
$(1,789,390,611)
$(4)
$9,590
$507,888,129
507,989,727
$12,157,418
$–
(1) Level 1 security.
(a) Represents 7-day effective yield as of September 30, 2025.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 95.0%
INVESTMENT COMPANIES - 50 .0%
Limited Purpose Cash Investment
Fund, 4.13% (1)(a)(b)
(Cost $507,732,010) 507,989,727 507,888,129
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45 .0%
U.S. Treasury Bills
4.16%, 10/2/2025 (c) $ 15,681,000 15,679,248
4.08%, 10/9/2025 (c) 6,380,000 6,374,242
4.15%, 10/16/2025 (c) 47,759,000 47,678,327
4.13%, 10/23/2025 (c) 38,530,000 38,435,168
4.15%, 10/30/2025 (c) 27,447,000 27,357,362
4.23%, 11/20/2025 (c) 11,831,000 11,765,765
4.24%, 12/4/2025 (c) 24,580,000 24,409,671
4.24%, 12/11/2025 (c) 9,054,000 8,985,252
4.21%, 12/26/2025 (c) 46,458,000 46,030,473
4.20%, 1/2/2026 (c) 24,475,000 24,231,339
4.23%, 1/8/2026 (c) 3,071,000 3,038,988
4.21%, 1/15/2026 (c) 152,000 150,305
4.20%, 1/22/2026 (c) 2,467,000 2,437,581
4.21%, 1/29/2026 (c) 11,819,000 11,669,923
4.05%, 2/12/2026 (c) 1,375,000 1,355,896
4.03%, 2/19/2026 (c) 10,137,000 9,988,602
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.0% (continued)
3.99%, 2/26/2026 (c) $ 390,000 384,004
3.80%, 3/12/2026 (c) 41,310,000 40,615,069
3.78%, 3/26/2026 (c) 112,062,000 110,021,090
3.79%, 4/2/2026 (c) 26,735,000 26,232,339
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $456,752,287) 456,840,644
TOTAL SHORT-TERM INVESTMENTS
(Cost $964,484,297) 964,728,773
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.0%
(Cost $964,484,297) 964,728,773
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.0% ‡ 51,062,252
NET ASSETS - 100.0% 1,015,791,025
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 507,888,129 50 .0%
U.S. Treasury Obligations 456,840,644 45 .0
Total Investments In Securities
At Value 964,728,773 95 .0
Other Assets in Excess of
Liabilities ‡ 51,062,252 5 .0
Net Assets
$ 1,015,791,025 100 .0%
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2025.
(b) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 70 10/2025 USD $ 4,622,100 $ (88,671)
LME Aluminum Base Metal 4 10/2025 USD 268,181 9,770
LME Aluminum Base Metal 5 10/2025 USD 335,090 15,308
LME Aluminum Base Metal 10 10/2025 USD 670,263 9,213
LME Aluminum Base Metal 15 10/2025 USD 1,005,244 18,014
LME Aluminum Base Metal 19 10/2025 USD 1,273,261 21,586
LME Aluminum Base Metal 21 10/2025 USD 1,407,299 12,844
LME Aluminum Base Metal 24 10/2025 USD 1,608,408 41,096
LME Aluminum Base Metal 28 10/2025 USD 1,877,967 68,585
LME Aluminum Base Metal 30 10/2025 USD 2,009,498 51,256
LME Aluminum Base Metal 34 10/2025 USD 2,277,048 66,413
LME Aluminum Base Metal 36 10/2025 USD 2,413,395 79,908
LME Aluminum Base Metal 38 10/2025 USD 2,547,720 77,532
LME Aluminum Base Metal 41 10/2025 USD 2,748,845 112,863
LME Aluminum Base Metal 113 10/2025 USD 7,572,978 193,681
LME Copper Base Metal 2 10/2025 USD 512,423 16,758
LME Copper Base Metal 3 10/2025 USD 768,691 25,086
LME Copper Base Metal 3 10/2025 USD 768,559 28,376
LME Copper Base Metal 3 10/2025 USD 768,977 35,235
LME Copper Base Metal 11 10/2025 USD 2,817,774 102,120
LME Copper Base Metal 4 10/2025 USD 1,025,227 43,695
LME Copper Base Metal 4 10/2025 USD 1,025,351 62,770
LME Copper Base Metal 4 10/2025 USD 1,023,582 62,050
LME Copper Base Metal 10 10/2025 USD 2,556,380 57,854
LME Copper Base Metal 10 10/2025 USD 2,560,780 158,354
LME Copper Base Metal 22 10/2025 USD 5,639,298 286,045
LME Copper Base Metal 28 10/2025 USD 7,158,949 169,397
LME Copper Base Metal 30 10/2025 USD 7,677,825 458,121
LME Copper Base Metal 32 10/2025 USD 8,193,760 504,491
LME Copper Base Metal 43 10/2025 USD 11,012,063 590,025
LME Lead Base Metal 1 10/2025 USD 48,809 (1,360)
LME Lead Base Metal 2 10/2025 USD 97,917 (3,414)
LME Lead Base Metal 4 10/2025 USD 195,536 (5,575)
LME Lead Base Metal 6 10/2025 USD 292,932 (6,995)
LME Lead Base Metal 3 10/2025 USD 146,689 (5,330)
LME Lead Base Metal 3 10/2025 USD 145,997 (9,133)
LME Lead Base Metal 3 10/2025 USD 146,950 (3,583)
LME Lead Base Metal 5 10/2025 USD 244,545 (9,600)
LME Lead Base Metal 5 10/2025 USD 244,855 (6,658)
LME Lead Base Metal 15 10/2025 USD 734,936 (3,973)
LME Lead Base Metal 17 10/2025 USD 829,974 (13,199)
LME Nickel Base Metal 1 10/2025 USD 90,429 340
LME Nickel Base Metal 4 10/2025 USD 362,744 195
LME Nickel Base Metal 5 10/2025 USD 452,839 (11,184)
LME Nickel Base Metal 7 10/2025 USD 634,039 (17,189)
LME Nickel Base Metal 9 10/2025 USD 812,939 (19,172)
LME Nickel Base Metal 9 10/2025 USD 814,780 1,674
LME Nickel Base Metal 19 10/2025 USD 1,715,881 (22,935)
LME Nickel Base Metal 20 10/2025 USD 1,814,138 28,996
LME Nickel Base Metal 11 10/2025 USD 997,083 (7,826)
LME Nickel Base Metal 11 10/2025 USD 996,448 (29,551)
LME Nickel Base Metal 12 10/2025 USD 1,087,145 (34,527)
LME Nickel Base Metal 12 10/2025 USD 1,085,992 (3,940)
LME Nickel Base Metal 13 10/2025 USD 1,176,785 2,868

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 13 10/2025 USD $ 1,178,644 $ (4,830)
LME Zinc Base Metal 6 10/2025 USD 450,110 40,969
LME Zinc Base Metal 11 10/2025 USD 829,395 78,413
LME Zinc Base Metal 16 10/2025 USD 1,194,524 90,111
LME Zinc Base Metal 17 10/2025 USD 1,274,035 105,233
LME Zinc Base Metal 18 10/2025 USD 1,343,691 86,870
LME Zinc Base Metal 19 10/2025 USD 1,417,086 71,384
LME Zinc Base Metal 21 10/2025 USD 1,572,921 143,736
LME Zinc Base Metal 22 10/2025 USD 1,641,926 93,627
LME Zinc Base Metal 24 10/2025 USD 1,793,604 181,180
LME Zinc Base Metal 24 10/2025 USD 1,792,704 119,320
LME Zinc Base Metal 24 10/2025 USD 1,807,638 158,197
LME Zinc Base Metal 23 10/2025 USD 1,715,610 70,569
LME Zinc Base Metal 23 10/2025 USD 1,715,800 71,036
LME Zinc Base Metal 23 10/2025 USD 1,716,749 105,937
LME Zinc Base Metal 23 10/2025 USD 1,716,283 80,433
Natural Gas 10 10/2025 EUR 265,522 (12,902)
Natural Gas 335 10/2025 GBP 10,887,335 (499,440)
NY Harbor ULSD 49 10/2025 USD 4,782,998 (41,365)
RBOB Gasoline 167 10/2025 USD 13,483,012 (131,686)
Brent Crude Oil 2,284 11/2025 USD 149,876,080 (3,539,517)
LME Aluminum Base Metal 4 11/2025 USD 268,117 5,406
LME Aluminum Base Metal 7 11/2025 USD 468,855 18,483
LME Aluminum Base Metal 9 11/2025 USD 603,180 23,644
LME Aluminum Base Metal 10 11/2025 USD 669,543 20,917
LME Aluminum Base Metal 15 11/2025 USD 1,004,978 24,806
LME Aluminum Base Metal 16 11/2025 USD 1,071,976 19,367
LME Aluminum Base Metal 21 11/2025 USD 1,407,614 48,970
LME Aluminum Base Metal 22 11/2025 USD 1,474,644 35,502
LME Aluminum Base Metal 12 11/2025 USD 804,351 21,662
LME Aluminum Base Metal 12 11/2025 USD 804,297 33,039
LME Aluminum Base Metal 17 11/2025 USD 1,139,497 29,775
LME Aluminum Base Metal 17 11/2025 USD 1,139,497 41,401
LME Aluminum Base Metal 42 11/2025 USD 2,815,229 116,547
LME Copper Base Metal 1 11/2025 USD 256,379 13,688
LME Copper Base Metal 1 11/2025 USD 256,445 13,067
LME Copper Base Metal 2 11/2025 USD 512,842 25,587
LME Copper Base Metal 6 11/2025 USD 1,538,169 83,134
LME Copper Base Metal 10 11/2025 USD 2,563,732 143,362
LME Copper Base Metal 11 11/2025 USD 2,820,958 141,364
LME Copper Base Metal 16 11/2025 USD 4,105,612 159,863
LME Copper Base Metal 9 11/2025 USD 2,307,832 117,096
LME Copper Base Metal 9 11/2025 USD 2,308,957 94,080
LME Copper Base Metal 7 11/2025 USD 1,794,573 103,236
LME Copper Base Metal 7 11/2025 USD 1,794,718 100,631
LME Copper Base Metal 7 11/2025 USD 1,794,905 73,836
LME Copper Base Metal 23 11/2025 USD 5,897,407 273,565
LME Lead Base Metal 1 11/2025 USD 49,280 39
LME Lead Base Metal 3 11/2025 USD 147,943 (1,829)
LME Lead Base Metal 2 11/2025 USD 98,384 (921)
LME Lead Base Metal 2 11/2025 USD 98,571 (684)
LME Lead Base Metal 5 11/2025 USD 245,330 (433)
LME Lead Base Metal 6 11/2025 USD 295,069 (5,800)
LME Lead Base Metal 7 11/2025 USD 343,560 (5,465)
LME Lead Base Metal 8 11/2025 USD 394,098 77
LME Lead Base Metal 9 11/2025 USD 443,936 (3,612)
LME Lead Base Metal 12 11/2025 USD 591,357 (1,244)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 13 11/2025 USD $ 637,676 $ (2,965)
LME Lead Base Metal 20 11/2025 USD 981,880 (19,710)
LME Lead Base Metal 21 11/2025 USD 1,032,449 (20,511)
LME Nickel Base Metal 1 11/2025 USD 90,917 1,364
LME Nickel Base Metal 2 11/2025 USD 181,830 685
LME Nickel Base Metal 4 11/2025 USD 363,708 1,140
LME Nickel Base Metal 6 11/2025 USD 545,906 (3,493)
LME Nickel Base Metal 8 11/2025 USD 726,935 1,154
LME Nickel Base Metal 10 11/2025 USD 907,759 8,783
LME Nickel Base Metal 11 11/2025 USD 998,383 3,854
LME Nickel Base Metal 7 11/2025 USD 635,578 (380)
LME Nickel Base Metal 7 11/2025 USD 636,007 (8,202)
LME Nickel Base Metal 14 11/2025 USD 1,271,280 (700)
LME Nickel Base Metal 14 11/2025 USD 1,271,892 (9,036)
LME Nickel Base Metal 28 11/2025 USD 2,548,158 (18,998)
LME Zinc Base Metal 2 11/2025 USD 148,785 10,070
LME Zinc Base Metal 8 11/2025 USD 594,662 32,241
LME Zinc Base Metal 23 11/2025 USD 1,710,228 92,698
Low Sulphur Gasoil 207 11/2025 USD 14,220,900 136,160
Natural Gas 321 11/2025 USD 12,454,800 141,159
RBOB Gasoline 170 11/2025 USD 13,385,358 (43,553)
SGX IODEX Iron Ore 1,553 11/2025 USD 16,085,974 (179,572)
Soybean 1,035 11/2025 USD 51,840,563 (843,364)
100 oz Gold 508 12/2025 USD 196,758,560 18,938,541
Cocoa 17 12/2025 USD 1,147,330 (146,634)
Coffee 'C' 355 12/2025 USD 49,901,906 9,288,958
Copper 10 12/2025 USD 1,214,125 48,040
Corn 4,274 12/2025 USD 88,792,350 137,492
Cotton No. 2 354 12/2025 USD 11,641,290 (331,937)
ECX Emission 689 12/2025 EUR 61,251,456 2,679,687
KC HRW Wheat 225 12/2025 USD 5,599,688 (205,197)
Lean Hogs 305 12/2025 USD 10,824,450 74,071
Live Cattle 260 12/2025 USD 24,416,600 (267,019)
LME Aluminum Base Metal 1 12/2025 USD 66,978 1,000
LME Aluminum Base Metal 4 12/2025 USD 267,913 1,102
LME Aluminum Base Metal 10 12/2025 USD 670,625 (2,129)
LME Aluminum Base Metal 11 12/2025 USD 737,022 (1,217)
LME Aluminum Base Metal 28 12/2025 USD 1,877,323 (18,832)
LME Aluminum Base Metal 16 12/2025 USD 1,071,560 13,144
LME Aluminum Base Metal 16 12/2025 USD 1,072,980 13,001
LME Aluminum Base Metal 32 12/2025 USD 2,144,168 67,884
LME Aluminum Base Metal 18 12/2025 USD 1,206,225 1,732
LME Aluminum Base Metal 18 12/2025 USD 1,207,188 (3,425)
LME Aluminum Base Metal 36 12/2025 USD 2,414,160 63,265
LME Aluminum Base Metal 26 12/2025 USD 1,743,560 42,442
LME Aluminum Base Metal 26 12/2025 USD 1,741,434 (6,824)
LME Aluminum Base Metal 59 12/2025 USD 3,953,590 16,962
LME Aluminum Base Metal 1,370 12/2025 USD 91,820,482 2,382,220
LME Copper Base Metal 2 12/2025 USD 513,275 14,420
LME Copper Base Metal 3 12/2025 USD 149,138 (626,220)
LME Copper Base Metal 11 12/2025 USD 2,823,818 73,482
LME Copper Base Metal 12 12/2025 USD 3,079,332 85,322
LME Copper Base Metal 6 12/2025 USD 1,539,825 41,309
LME Copper Base Metal 6 12/2025 USD 1,540,339 26,801
LME Copper Base Metal 20 12/2025 USD 5,135,465 65,470
LME Copper Base Metal 21 12/2025 USD 5,390,663 183,107
LME Copper Base Metal 16 12/2025 USD 4,105,012 114,075

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 16 12/2025 USD $ 4,105,824 $ 143,251
LME Copper Base Metal 17 12/2025 USD 4,362,837 (37,583)
LME Copper Base Metal 17 12/2025 USD 4,364,401 154,070
LME Copper Base Metal 36 12/2025 USD 9,241,650 (29,347)
LME Copper Base Metal 657 12/2025 USD 168,708,238 7,753,799
LME Lead Base Metal 2 12/2025 USD 513,425 413,752
LME Lead Base Metal 1 12/2025 USD 49,466 (636)
LME Lead Base Metal 1 12/2025 USD 49,512 (779)
LME Lead Base Metal 1 12/2025 USD 49,580 (86)
LME Lead Base Metal 5 12/2025 USD 246,805 (2,208)
LME Lead Base Metal 4 12/2025 USD 197,805 (803)
LME Lead Base Metal 4 12/2025 USD 198,230 (1,783)
LME Lead Base Metal 3 12/2025 USD 148,648 (2,081)
LME Lead Base Metal 3 12/2025 USD 148,270 (745)
LME Lead Base Metal 3 12/2025 USD 148,648 (1,737)
LME Lead Base Metal 11 12/2025 USD 544,835 (6,130)
LME Lead Base Metal 16 12/2025 USD 793,640 (8,484)
LME Lead Base Metal 20 12/2025 USD 993,800 (8,376)
LME Lead Base Metal 429 12/2025 USD 21,256,628 (512,539)
LME Nickel Base Metal 3 12/2025 USD 273,833 (2,177)
LME Nickel Base Metal 4 12/2025 USD 364,780 (3,870)
LME Nickel Base Metal 2 12/2025 USD 182,303 258
LME Nickel Base Metal 2 12/2025 USD 182,499 (2,306)
LME Nickel Base Metal 2 12/2025 USD 35,520 (147,643)
LME Nickel Base Metal 7 12/2025 USD 639,345 (1,971)
LME Nickel Base Metal 9 12/2025 USD 819,824 (947)
LME Nickel Base Metal 6 12/2025 USD 546,846 (3,969)
LME Nickel Base Metal 6 12/2025 USD 548,406 114
LME Nickel Base Metal 16 12/2025 USD 1,459,779 (26,343)
LME Nickel Base Metal 19 12/2025 USD 1,735,364 (17,872)
LME Nickel Base Metal 333 12/2025 USD 30,390,439 (47,543)
LME Zinc Base Metal 1 12/2025 USD 74,316 2,175
LME Zinc Base Metal 2 12/2025 USD 148,557 113
LME Zinc Base Metal 2 12/2025 USD 148,048 4,591
LME Zinc Base Metal 4 12/2025 USD 296,214 3,516
LME Zinc Base Metal 7 12/2025 USD 520,387 18,119
LME Zinc Base Metal 8 12/2025 USD 591,950 8,135
LME Zinc Base Metal 5 12/2025 USD 371,674 14,161
LME Zinc Base Metal 5 12/2025 USD 371,518 6,129
LME Zinc Base Metal 12 12/2025 USD 892,242 40,210
LME Zinc Base Metal 15 12/2025 USD 1,111,740 24,836
LME Zinc Base Metal 10 12/2025 USD 3,808,750 3,072,470
LME Zinc Base Metal 10 12/2025 USD 740,000 12,861
LME Zinc Base Metal 591 12/2025 USD 43,869,044 2,674,354
Low Sulphur Gasoil 596 12/2025 USD 40,140,600 193,218
Milling Wheat No. 2 1,244 12/2025 EUR 13,601,076 (545,888)
Silver 214 12/2025 USD 49,904,800 7,634,579
Soybean Meal 982 12/2025 USD 26,838,060 (1,643,691)
Soybean Oil 626 12/2025 USD 18,588,444 (523,555)
Wheat 455 12/2025 USD 11,557,000 (549,037)
Aluminum 4 1/2026 USD 263,850 2,441
Feeder Cattle 34 1/2026 USD 6,001,850 160,196
Soybean 656 1/2026 USD 33,464,200 (746,288)
Sugar No. 11 3,417 2/2026 USD 63,528,864 889,189

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Platinum 160 8/2026 JPY $ 4,035,568 $ 591,807
Total of long contracts 53,122,979
Short Contracts
LME Aluminum Base Metal (4) 10/2025 USD (268,181) (9,869)
LME Aluminum Base Metal (5) 10/2025 USD (335,090) (15,737)
LME Aluminum Base Metal (10) 10/2025 USD (670,263) (9,039)
LME Aluminum Base Metal (15) 10/2025 USD (1,005,244) (17,600)
LME Aluminum Base Metal (19) 10/2025 USD (1,273,261) (17,446)
LME Aluminum Base Metal (21) 10/2025 USD (1,407,299) (15,216)
LME Aluminum Base Metal (24) 10/2025 USD (1,608,408) (41,197)
LME Aluminum Base Metal (28) 10/2025 USD (1,877,967) (71,033)
LME Aluminum Base Metal (30) 10/2025 USD (2,009,498) (54,326)
LME Aluminum Base Metal (34) 10/2025 USD (2,277,048) (65,437)
LME Aluminum Base Metal (36) 10/2025 USD (2,413,395) (87,285)
LME Aluminum Base Metal (38) 10/2025 USD (2,547,720) (75,334)
LME Aluminum Base Metal (41) 10/2025 USD (2,748,845) (113,884)
LME Aluminum Base Metal (113) 10/2025 USD (7,572,977) (201,943)
LME Copper Base Metal (2) 10/2025 USD (512,423) (16,234)
LME Copper Base Metal (3) 10/2025 USD (768,691) (25,124)
LME Copper Base Metal (3) 10/2025 USD (768,559) (28,113)
LME Copper Base Metal (3) 10/2025 USD (768,977) (36,348)
LME Copper Base Metal (11) 10/2025 USD (2,817,774) (107,146)
LME Copper Base Metal (4) 10/2025 USD (1,025,227) (42,025)
LME Copper Base Metal (4) 10/2025 USD (1,025,351) (65,362)
LME Copper Base Metal (4) 10/2025 USD (1,023,582) (61,968)
LME Copper Base Metal (10) 10/2025 USD (2,556,380) (66,089)
LME Copper Base Metal (10) 10/2025 USD (2,560,780) (156,563)
LME Copper Base Metal (22) 10/2025 USD (5,639,298) (281,256)
LME Copper Base Metal (28) 10/2025 USD (7,158,949) (156,223)
LME Copper Base Metal (30) 10/2025 USD (7,677,825) (447,250)
LME Copper Base Metal (32) 10/2025 USD (8,193,760) (498,598)
LME Copper Base Metal (43) 10/2025 USD (11,012,064) (592,445)
LME Lead Base Metal (1) 10/2025 USD (48,809) 1,238
LME Lead Base Metal (2) 10/2025 USD (97,917) 3,178
LME Lead Base Metal (4) 10/2025 USD (195,536) 5,242
LME Lead Base Metal (6) 10/2025 USD (292,932) 7,052
LME Lead Base Metal (3) 10/2025 USD (145,997) 9,020
LME Lead Base Metal (3) 10/2025 USD (146,689) 5,553
LME Lead Base Metal (3) 10/2025 USD (146,950) 3,417
LME Lead Base Metal (5) 10/2025 USD (244,545) 9,317
LME Lead Base Metal (5) 10/2025 USD (244,855) 6,629
LME Lead Base Metal (15) 10/2025 USD (734,936) 2,477
LME Lead Base Metal (17) 10/2025 USD (829,974) 12,756
LME Nickel Base Metal (1) 10/2025 USD (90,429) (320)
LME Nickel Base Metal (4) 10/2025 USD (362,744) (102)
LME Nickel Base Metal (5) 10/2025 USD (452,839) 10,277
LME Nickel Base Metal (7) 10/2025 USD (634,039) 17,396
LME Nickel Base Metal (9) 10/2025 USD (812,939) 18,638
LME Nickel Base Metal (9) 10/2025 USD (814,780) (1,830)
LME Nickel Base Metal (19) 10/2025 USD (1,715,881) 25,419
LME Nickel Base Metal (20) 10/2025 USD (1,814,138) (25,438)
LME Nickel Base Metal (11) 10/2025 USD (996,448) 29,189
LME Nickel Base Metal (11) 10/2025 USD (997,083) 8,206
LME Nickel Base Metal (12) 10/2025 USD (1,087,145) 31,790
LME Nickel Base Metal (12) 10/2025 USD (1,085,992) 4,271
LME Nickel Base Metal (13) 10/2025 USD (1,176,785) (4,288)
LME Nickel Base Metal (13) 10/2025 USD (1,178,644) 6,446

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (6) 10/2025 USD $ (450,109) $ (40,850)
LME Zinc Base Metal (11) 10/2025 USD (829,395) (73,490)
LME Zinc Base Metal (16) 10/2025 USD (1,194,524) (90,191)
LME Zinc Base Metal (17) 10/2025 USD (1,274,035) (106,192)
LME Zinc Base Metal (18) 10/2025 USD (1,343,691) (87,538)
LME Zinc Base Metal (19) 10/2025 USD (1,417,086) (72,887)
LME Zinc Base Metal (21) 10/2025 USD (1,572,921) (147,226)
LME Zinc Base Metal (22) 10/2025 USD (1,641,926) (97,946)
LME Zinc Base Metal (24) 10/2025 USD (1,793,604) (183,542)
LME Zinc Base Metal (24) 10/2025 USD (1,792,704) (129,972)
LME Zinc Base Metal (24) 10/2025 USD (1,807,638) (159,051)
LME Zinc Base Metal (23) 10/2025 USD (1,715,610) (76,771)
LME Zinc Base Metal (23) 10/2025 USD (1,715,800) (66,861)
LME Zinc Base Metal (23) 10/2025 USD (1,716,749) (109,234)
LME Zinc Base Metal (23) 10/2025 USD (1,716,283) (72,469)
Natural Gas (43) 10/2025 USD (1,420,290) (67,612)
WTI Crude Oil (20) 10/2025 USD (1,247,400) 30,784
LME Aluminum Base Metal (4) 11/2025 USD (268,117) (5,124)
LME Aluminum Base Metal (7) 11/2025 USD (468,855) (19,186)
LME Aluminum Base Metal (9) 11/2025 USD (603,180) (24,264)
LME Aluminum Base Metal (10) 11/2025 USD (669,543) (22,319)
LME Aluminum Base Metal (15) 11/2025 USD (1,004,978) (26,623)
LME Aluminum Base Metal (16) 11/2025 USD (1,071,976) (22,018)
LME Aluminum Base Metal (21) 11/2025 USD (1,407,614) (50,021)
LME Aluminum Base Metal (22) 11/2025 USD (1,474,644) (34,815)
LME Aluminum Base Metal (12) 11/2025 USD (804,351) (21,443)
LME Aluminum Base Metal (12) 11/2025 USD (804,297) (32,114)
LME Aluminum Base Metal (17) 11/2025 USD (1,139,497) (30,187)
LME Aluminum Base Metal (17) 11/2025 USD (1,139,497) (40,313)
LME Aluminum Base Metal (42) 11/2025 USD (2,815,229) (113,852)
LME Copper Base Metal (1) 11/2025 USD (256,379) (13,807)
LME Copper Base Metal (1) 11/2025 USD (256,445) (12,940)
LME Copper Base Metal (2) 11/2025 USD (512,842) (24,735)
LME Copper Base Metal (6) 11/2025 USD (1,538,169) (82,735)
LME Copper Base Metal (10) 11/2025 USD (2,563,732) (145,434)
LME Copper Base Metal (11) 11/2025 USD (2,820,958) (140,012)
LME Copper Base Metal (16) 11/2025 USD (4,105,612) (164,255)
LME Copper Base Metal (9) 11/2025 USD (2,307,832) (115,692)
LME Copper Base Metal (9) 11/2025 USD (2,308,957) (91,605)
LME Copper Base Metal (7) 11/2025 USD (1,794,573) (102,341)
LME Copper Base Metal (7) 11/2025 USD (1,794,718) (98,599)
LME Copper Base Metal (7) 11/2025 USD (1,794,905) (73,805)
LME Copper Base Metal (23) 11/2025 USD (5,897,407) (287,653)
LME Lead Base Metal (1) 11/2025 USD (49,280) (32)
LME Lead Base Metal (3) 11/2025 USD (147,943) 1,899
LME Lead Base Metal (2) 11/2025 USD (98,384) 774
LME Lead Base Metal (2) 11/2025 USD (98,571) 551
LME Lead Base Metal (5) 11/2025 USD (245,330) 376
LME Lead Base Metal (6) 11/2025 USD (295,069) 6,115
LME Lead Base Metal (7) 11/2025 USD (343,560) 5,372
LME Lead Base Metal (8) 11/2025 USD (394,098) 542
LME Lead Base Metal (9) 11/2025 USD (443,936) 3,078
LME Lead Base Metal (12) 11/2025 USD (591,357) 511
LME Lead Base Metal (13) 11/2025 USD (637,676) 3,515
LME Lead Base Metal (20) 11/2025 USD (981,880) 18,767
LME Lead Base Metal (21) 11/2025 USD (1,032,449) 18,996
LME Nickel Base Metal (1) 11/2025 USD (90,917) (1,194)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 11/2025 USD $ (181,830) $ (741)
LME Nickel Base Metal (4) 11/2025 USD (363,708) (958)
LME Nickel Base Metal (6) 11/2025 USD (545,906) 3,798
LME Nickel Base Metal (8) 11/2025 USD (726,935) (1,432)
LME Nickel Base Metal (10) 11/2025 USD (907,759) (7,731)
LME Nickel Base Metal (11) 11/2025 USD (998,383) (4,640)
LME Nickel Base Metal (7) 11/2025 USD (635,578) 632
LME Nickel Base Metal (7) 11/2025 USD (636,007) 8,093
LME Nickel Base Metal (14) 11/2025 USD (1,271,280) 1,207
LME Nickel Base Metal (14) 11/2025 USD (1,271,892) 7,272
LME Nickel Base Metal (28) 11/2025 USD (2,548,158) 16,570
LME Zinc Base Metal (2) 11/2025 USD (148,786) (10,191)
LME Zinc Base Metal (8) 11/2025 USD (594,662) (32,674)
LME Zinc Base Metal (23) 11/2025 USD (1,710,228) (95,639)
NY Harbor ULSD (195) 11/2025 USD (18,839,457) (34,442)
WTI Crude Oil (363) 11/2025 USD (22,491,480) 505,004
Cocoa (58) 12/2025 GBP (3,689,599) 487,885
LME Aluminum Base Metal (1) 12/2025 USD (66,978) (868)
LME Aluminum Base Metal (4) 12/2025 USD (267,913) (814)
LME Aluminum Base Metal (10) 12/2025 USD (670,625) 1,849
LME Aluminum Base Metal (11) 12/2025 USD (737,022) 286
LME Aluminum Base Metal (28) 12/2025 USD (1,877,323) 19,603
LME Aluminum Base Metal (16) 12/2025 USD (1,071,560) (13,027)
LME Aluminum Base Metal (16) 12/2025 USD (1,072,980) (13,822)
LME Aluminum Base Metal (32) 12/2025 USD (2,144,168) (66,523)
LME Aluminum Base Metal (18) 12/2025 USD (1,206,225) (2,072)
LME Aluminum Base Metal (18) 12/2025 USD (1,207,188) 1,465
LME Aluminum Base Metal (36) 12/2025 USD (2,414,160) (60,846)
LME Aluminum Base Metal (26) 12/2025 USD (1,743,560) (41,483)
LME Aluminum Base Metal (26) 12/2025 USD (1,741,434) 2,675
LME Aluminum Base Metal (59) 12/2025 USD (3,953,590) (14,918)
LME Aluminum Base Metal (173) 12/2025 USD (11,594,849) (245,905)
LME Copper Base Metal (2) 12/2025 USD (513,275) (14,285)
LME Copper Base Metal (3) 12/2025 USD (149,138) 628,419
LME Copper Base Metal (11) 12/2025 USD (2,823,818) (78,797)
LME Copper Base Metal (6) 12/2025 USD (1,539,825) (40,575)
LME Copper Base Metal (6) 12/2025 USD (1,540,339) (28,355)
LME Copper Base Metal (12) 12/2025 USD (3,079,332) (94,664)
LME Copper Base Metal (20) 12/2025 USD (5,135,465) (68,517)
LME Copper Base Metal (21) 12/2025 USD (5,390,663) (188,768)
LME Copper Base Metal (16) 12/2025 USD (4,105,012) (114,254)
LME Copper Base Metal (16) 12/2025 USD (4,105,824) (150,666)
LME Copper Base Metal (17) 12/2025 USD (4,362,837) 18,237
LME Copper Base Metal (17) 12/2025 USD (4,364,401) (159,721)
LME Copper Base Metal (36) 12/2025 USD (9,241,650) 19,255
LME Copper Base Metal (155) 12/2025 USD (39,801,791) (1,816,671)
LME Lead Base Metal (2) 12/2025 USD (513,425) (413,680)
LME Lead Base Metal (1) 12/2025 USD (49,466) 621
LME Lead Base Metal (1) 12/2025 USD (49,512) 786
LME Lead Base Metal (1) 12/2025 USD (49,580) 142
LME Lead Base Metal (5) 12/2025 USD (246,805) 2,326
LME Lead Base Metal (4) 12/2025 USD (197,805) 584
LME Lead Base Metal (4) 12/2025 USD (198,230) 1,959
LME Lead Base Metal (3) 12/2025 USD (148,648) 2,394
LME Lead Base Metal (3) 12/2025 USD (148,270) 747
LME Lead Base Metal (3) 12/2025 USD (148,648) 2,012
LME Lead Base Metal (11) 12/2025 USD (544,835) 5,686

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (16) 12/2025 USD $ (793,640) $ 9,630
LME Lead Base Metal (20) 12/2025 USD (993,800) 7,347
LME Lead Base Metal (48) 12/2025 USD (2,378,364) 20,035
LME Nickel Base Metal (3) 12/2025 USD (273,833) 1,559
LME Nickel Base Metal (4) 12/2025 USD (364,780) 3,763
LME Nickel Base Metal (2) 12/2025 USD (182,303) (330)
LME Nickel Base Metal (2) 12/2025 USD (182,499) 2,315
LME Nickel Base Metal (2) 12/2025 USD (35,520) 148,222
LME Nickel Base Metal (7) 12/2025 USD (639,345) 297
LME Nickel Base Metal (9) 12/2025 USD (819,824) 2,680
LME Nickel Base Metal (6) 12/2025 USD (546,846) 3,803
LME Nickel Base Metal (6) 12/2025 USD (548,406) (741)
LME Nickel Base Metal (16) 12/2025 USD (1,459,779) 25,530
LME Nickel Base Metal (19) 12/2025 USD (1,735,364) 18,986
LME Nickel Base Metal (214) 12/2025 USD (19,530,192) 104,429
LME Zinc Base Metal (1) 12/2025 USD (74,316) (2,319)
LME Zinc Base Metal (2) 12/2025 USD (148,557) 388
LME Zinc Base Metal (2) 12/2025 USD (148,048) (4,365)
LME Zinc Base Metal (4) 12/2025 USD (296,214) (3,845)
LME Zinc Base Metal (7) 12/2025 USD (520,387) (18,279)
LME Zinc Base Metal (8) 12/2025 USD (591,950) (6,352)
LME Zinc Base Metal (5) 12/2025 USD (371,674) (14,538)
LME Zinc Base Metal (5) 12/2025 USD (371,518) (6,379)
LME Zinc Base Metal (12) 12/2025 USD (892,242) (40,466)
LME Zinc Base Metal (15) 12/2025 USD (1,111,740) (23,904)
LME Zinc Base Metal (10) 12/2025 USD (3,808,750) (3,074,776)
LME Zinc Base Metal (10) 12/2025 USD (740,000) (12,776)
LME Zinc Base Metal (37) 12/2025 USD (2,746,454) (105,937)
Phelix De Base Electricity (6) 12/2025 EUR (5,251,357) (1,723)
Total of short contracts (11,524,145)
Net unrealized appreciation $ 41,598,834

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 260.6%
COMMON STOCKS - 194.0%
Australia - 7 .7%
AGL Energy Ltd. (2)(a) 860,809 5,039,805
ANZ Group Holdings Ltd. (2)(a) 276,464 6,070,747
Aristocrat Leisure Ltd. (2)(a) 186,756 8,645,584
ASX Ltd. (2)(a) 1 39
Atlas Arteria Ltd. (2)(a) 8,574 27,843
Aurizon Holdings Ltd. (2)(a) 1,269,837 2,678,131
BHP Group Ltd. (2)(a) 298,080 8,326,931
BlueScope Steel Ltd. (2)(a) 400,852 6,021,152
Brambles Ltd. (2)(a) 271,892 4,461,112
CAR Group Ltd. (2)(a) 30,340 737,892
Charter Hall Group, REIT (2)(a) 2 30
Cleanaway Waste Management Ltd.
(2)(a) 221,033 404,711
Dyno Nobel Ltd. (2)(a) 1,205,354 2,469,474
Fortescue Ltd. (2)(a) 384,561 4,762,577
GPT Group (The), REIT (2)(a) 767,435 2,724,818
Harvey Norman Holdings Ltd. (2)(a) 555,109 2,707,796
JB Hi-Fi Ltd. (2)(a) 130,510 10,016,352
Lendlease Corp. Ltd. (2)(a) 616,271 2,239,450
Medibank Pvt Ltd. (2)(a) 401,644 1,279,556
Orica Ltd. (2)(a) 58,408 815,707
Origin Energy Ltd. (2)(a) 34,712 286,461
Pro Medicus Ltd. (2)(a) 64,736 13,179,978
Qantas Airways Ltd. (2)(a) 283,905 2,051,442
QBE Insurance Group Ltd. (2)(a) 551,696 7,507,624
Qube Holdings Ltd. (2)(a) 674,252 1,831,292
REA Group Ltd. (2)(a) 13,039 1,993,900
Reece Ltd. (2) 581 4,339
Rio Tinto Ltd. (2)(a) 3,332 268,769
Scentre Group, REIT (2)(a) 1,153,268 3,110,798
SEEK Ltd. (2)(a) 1 19
SGH Ltd. (2)(a) 52,673 1,738,730
Stockland, REIT (2)(a) 4 16
Suncorp Group Ltd. (2)(a) 92,780 1,243,966
Tabcorp Holdings Ltd. (2)(a) 532,254 361,460
Technology One Ltd. (2)(a) 98,687 2,512,412
Telstra Group Ltd. (2)(a) 834,780 2,661,382
Vicinity Ltd., REIT (2)(a) 3,087,887 5,144,467
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 21,817 555,477
Wesfarmers Ltd. (2)(a) 90,423 5,500,732
Westpac Banking Corp. (2)(a) 115,287 2,970,352
Worley Ltd. (2) 467,414 4,342,263
Yancoal Australia Ltd. (2)(a) 529,300 1,857,425
128,553,011
Belgium - 0 .9%
Ageas SA/NV (2) 96,292 6,678,459
Anheuser-Busch InBev SA/NV (2)(a) 14,542 869,273
KBC Group NV (2)(a) 40,896 4,900,933
Liberty Global Ltd., Class A *(a) 113,715 1,303,174
Solvay SA (2)(a) 28,365 903,204
Umicore SA (2)(a) 28,171 503,025
15,158,068
INVESTMENTS SHARES VALUE ($)
Brazil - 0 .3%
Embraer SA, ADR (a) 13,383 809,002
Gerdau SA, ADR 79,371 246,050
Wheaton Precious Metals Corp. (a) 2,806 314,009
Yara International ASA (2)(a) 116,136 4,256,847
5,625,908
Canada - 7 .9%
Agnico Eagle Mines Ltd. 8,615 1,451,000
Air Canada *(a) 295,759 3,731,787
AltaGas Ltd. (a) 149,353 4,601,751
ARC Resources Ltd. (a) 28,250 515,186
Atco Ltd., Class I (a) 64,537 2,336,261
Bank of Montreal (a) 19,106 2,489,670
Bank of Nova Scotia (The) (a) 129,987 8,405,209
Barrick Mining Corp. (a) 64,982 2,134,316
Bombardier, Inc., Class B *(a) 25,860 3,623,968
CAE, Inc. *(a)(b) 17,795 526,932
Canadian Imperial Bank of
Commerce (a) 88,403 7,064,236
Canadian Tire Corp. Ltd., Class A (a) 30,982 3,688,143
Capital Power Corp. (a) 118,117 5,546,415
CCL Industries, Inc., Class B (a) 34,913 1,967,792
Celestica, Inc. *(a) 1,565 385,116
Cenovus Energy, Inc. (a) 95,306 1,618,223
CGI, Inc. (a) 17,240 1,535,583
Descartes Systems Group, Inc.
(The) *(a) 3,257 306,673
Dollarama, Inc. (a) 6,615 872,399
Empire Co. Ltd., Class A (a) 145,624 5,226,643
Fairfax Financial Holdings Ltd. (a) 5,780 10,112,196
Finning International, Inc. (a)(b) 77,839 3,615,931
Fortis, Inc. (a) 26,483 1,343,274
George Weston Ltd. (a) 49,776 3,036,204
iA Financial Corp., Inc. (a) 35,670 4,055,518
IGM Financial, Inc. (a) 65,446 2,382,334
Intact Financial Corp. (a) 3,738 727,268
Kinross Gold Corp. (a) 219,814 5,455,469
Loblaw Cos. Ltd. (a) 73,753 2,852,715
Lundin Gold, Inc. (a) 25,285 1,638,247
Magna International, Inc. (a) 129,696 6,145,113
Manulife Financial Corp. (a) 270,996 8,443,188
MEG Energy Corp. (a) 60,343 1,217,526
National Bank of Canada (a) 14,693 1,560,729
Northland Power, Inc. (a) 46,251 774,340
Nutrien Ltd. 11,640 683,579
Onex Corp. (a) 31,842 2,825,443
Open Text Corp. (a) 211,100 7,890,652
Quebecor, Inc., Class B (a) 16,333 514,272
Saputo, Inc. (a) 50,612 1,229,206
Sun Life Financial, Inc. (a) 52,776 3,169,139
Suncor Energy, Inc. (a) 36,169 1,513,604
TFI International, Inc. (a) 6,409 564,040
West Fraser Timber Co. Ltd. (a) 23,628 1,606,269
Whitecap Resources, Inc. (a) 294,483 2,247,187
133,630,746
China - 1 .4%
Autohome, Inc., ADR (a) 69,953 1,997,158
BOC Hong Kong Holdings Ltd. (2)(a) 634,000 2,970,147
Prosus NV (2)(a) 42,844 3,029,716

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 1.4% (continued)
Wilmar International Ltd. (2)(a) 889,700 1,967,571
Yangzijiang Shipbuilding Holdings
Ltd. (2)(a) 5,115,900 13,384,533
23,349,125
Denmark - 2 .0%
AP Moller - Maersk A/S, Class B (2)
(a) 2,310 4,540,943
Carlsberg A/S, Class B (2) 2,495 290,413
Danske Bank A/S (2)(a) 94,593 4,040,500
Demant A/S (2)*(a) 16,396 570,778
Genmab A/S (2)*(a) 15,070 4,649,822
ISS A/S (2)(a) 215,657 6,833,482
Jyske Bank A/S (Registered) (2)(a) 29,088 3,248,079
Pandora A/S (2)(a) 38,238 4,999,519
ROCKWOOL A/S, Class B (2)(a) 126,755 4,725,603
Royal Unibrew A/S (2)(a) 5,713 436,363
Zealand Pharma A/S (2)*(a) 974 71,828
34,407,330
Finland - 1 .4%
Elisa OYJ (2)(a) 7,126 374,031
Fortum OYJ (2)(a) 368,536 6,995,059
Kone OYJ, Class B (2)(a) 20,908 1,426,117
Nokia OYJ (2)(a) 1,359,952 6,539,736
Nordea Bank Abp (2)(a) 198,790 3,272,835
Orion OYJ, Class B (2)(a) 11,678 896,560
Valmet OYJ (2) 63,424 2,113,138
Wartsila OYJ Abp (2)(a) 79,060 2,371,379
23,988,855
France - 6 .3%
Air France-KLM (2)*(a) 80,351 1,084,862
Amundi SA (2)(a)(c) 44,218 3,514,206
Arkema SA (2)(a) 4,221 267,645
AXA SA (2)(a) 37,711 1,808,431
BNP Paribas SA (2)(a) 131,836 12,058,089
Bouygues SA (2)(a) 223,334 10,073,184
Carrefour SA (2)(a) 223,016 3,379,754
Cie de Saint-Gobain SA (2)(a) 67,892 7,356,204
Credit Agricole SA (2)(a) 359,253 7,079,468
Dassault Aviation SA (2)(a) 3,792 1,277,423
Eiffage SA (2)(a) 86,695 11,107,180
Engie SA (2)(a) 200,227 4,304,186
Forvia SE (2)*(a) 37,648 509,575
Gaztransport Et Technigaz SA (2)(a) 15,525 2,883,004
Ipsen SA (2)(a) 13,770 1,848,984
Orange SA (2)(a) 252,250 4,091,741
Rexel SA (2)(a) 90,414 2,976,722
Safran SA (2)(a) 12,301 4,365,244
Societe Generale SA (2)(a) 244,675 16,289,562
Sodexo SA (2)(a) 14,418 909,693
SPIE SA (2)(a) 9,372 506,665
Technip Energies NV (2)(a) 5,040 237,856
Teleperformance SE (2)(a) 32,232 2,407,518
TotalEnergies SE (2)(a) 30,805 1,876,290
Valeo SE (2)(a) 197,480 2,490,394
Vinci SA (2)(a) 10,279 1,428,493
INVESTMENTS SHARES VALUE ($)
France - 6.3% (continued)
Vivendi SE (2)(a) 207,580 732,887
106,865,260
Germany - 5 .8%
Allianz SE (Registered) (2)(a) 17,355 7,301,711
Aroundtown SA (2)*(a) 732,865 2,817,918
Aurubis AG (2)(a) 47,478 5,955,348
Bayer AG (Registered) (2)(a) 29,026 966,309
Bechtle AG (2)(a) 70,850 3,275,312
Brenntag SE (2)(a) 11,012 659,868
Commerzbank AG (2)(a) 115,521 4,373,858
Continental AG (2)(a) 39,161 2,590,735
CTS Eventim AG & Co. KGaA (2)(a) 3,036 298,058
Deutsche Bank AG (Registered) (2)
(a) 370,136 13,108,659
Deutsche Lufthansa AG
(Registered) (2)(a) 319,980 2,715,731
Deutsche Post AG (2)(a) 38,414 1,716,620
Evonik Industries AG (2)(a) 185,078 3,218,336
Freenet AG (2)(a) 70,090 2,242,452
Fresenius Medical Care AG (2)(a) 12,115 640,127
GEA Group AG (2)(a) 24,802 1,833,664
Hannover Rueck SE (2)(a) 4,419 1,333,472
Heidelberg Materials AG (2)(a) 59,990 13,560,483
HUGO BOSS AG (2)(a) 70,311 3,352,714
KION Group AG (2)(a) 15,216 1,032,338
Knorr-Bremse AG (2)(a) 26,105 2,456,187
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,526 3,528,209
RWE AG (2)(a) 111,354 4,952,883
Talanx AG (2)(a) 38,218 5,095,505
thyssenkrupp AG (2)(a) 418,887 5,779,729
Zalando SE (2)*(a)(c) 118,876 3,648,093
98,454,319
Hong Kong - 0 .8%
CK Asset Holdings Ltd. (2)(a) 131,872 638,670
CLP Holdings Ltd. (2)(a) 58,000 479,910
Sun Hung Kai Properties Ltd. (2)(a) 299,000 3,576,504
Swire Pacific Ltd., Class A (a) 129,000 1,093,241
WH Group Ltd. (2)(a)(c) 7,253,000 7,854,644
13,642,969
Ireland - 0 .2%
Accenture plc, Class A (a) 16,800 4,142,880
Italy - 4 .7%
A2A SpA (2)(a) 1,916,185 5,014,714
Azimut Holding SpA (2)(a) 140,689 5,450,747
BPER Banca SpA (2)(a) 500,387 5,565,383
Coca-Cola HBC AG (2)(a) 120,624 5,690,874
Eni SpA (2)(a) 333,950 5,842,822
Generali (2)(a) 195,566 7,685,746
Hera SpA (2)(a) 702,430 3,162,718
Italgas SpA (2)(a) 385,840 3,554,283
Leonardo SpA (2)(a) 201,061 12,865,226
Nexi SpA (2)(a)(c) 376,860 2,135,019
Pirelli & C SpA (2)(a)(c) 86,245 588,674
Poste Italiane SpA (2)(a)(c) 91,049 2,164,330
Prysmian SpA (2)(a) 63,561 6,325,686

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 4.7% (continued)
Telecom Italia SpA (2)*(a) 2,579,686 1,351,605
Unipol Assicurazioni SpA (2)(a) 601,532 12,931,486
80,329,313
Japan - 21 .5%
ABC-Mart, Inc. (2)(a) 71,400 1,416,292
Advantest Corp. (2)(a) 24,400 2,414,203
Aisin Corp. (2)(a) 49,600 856,599
ALSOK Co. Ltd. (2)(a) 184,100 1,389,328
Amada Co. Ltd. (2) 74,800 919,242
Asahi Group Holdings Ltd. (2)(a) 242,600 2,908,515
Asahi Kasei Corp. (2)(a) 319,000 2,507,253
Azbil Corp. (2)(a) 18,300 173,514
Bandai Namco Holdings, Inc. (2)(a) 113,500 3,776,316
Brother Industries Ltd. (2)(a) 131,600 2,198,985
Canon, Inc. (2)(a) 13,000 379,380
Central Japan Railway Co. (2)(a) 226,300 6,487,942
Chubu Electric Power Co., Inc. (2)
(a) 317,500 4,409,444
Chugai Pharmaceutical Co. Ltd. (2)
(a) 68,700 3,045,781
Concordia Financial Group Ltd. (2)
(a) 65,900 504,534
Dai Nippon Printing Co. Ltd. (2)(a) 186,300 3,167,983
Dai-ichi Life Holdings, Inc. (2)(a) 430,100 3,383,240
Daito Trust Construction Co. Ltd.
(2)(a) 122,500 2,687,803
Daiwa House Industry Co. Ltd. (2)(a) 67,400 2,420,673
Ebara Corp. (2)(a) 22,900 521,995
ENEOS Holdings, Inc. (2)(a) 521,900 3,305,301
Fujikura Ltd. (2)(a) 37,700 3,687,698
Hikari Tsushin, Inc. (2)(a) 7,900 2,200,694
Hirose Electric Co. Ltd. (2)(a) 16,300 2,027,684
Hitachi Construction Machinery Co.
Ltd. (2)(a) 58,000 1,853,374
Hoya Corp. (2)(a) 22,800 3,152,564
Idemitsu Kosan Co. Ltd. (2)(a) 478,700 3,275,070
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,672,890
Inpex Corp. (2)(a) 688,400 12,395,107
Isuzu Motors Ltd. (2)(a) 28,800 362,977
ITOCHU Corp. (2)(a) 25,700 1,462,289
Japan Post Bank Co. Ltd. (2)(a) 506,500 6,202,052
Japan Post Holdings Co. Ltd. (2)(a) 178,700 1,773,652
Japan Post Insurance Co. Ltd. (2)(a) 204,500 5,795,744
Japan Real Estate Investment
Corp., REIT (2)(a) 615 517,899
Kansai Electric Power Co., Inc.
(The) (2)(a) 248,800 3,558,796
Kao Corp. (2)(a) 56,000 2,440,539
Kawasaki Kisen Kaisha Ltd. (2)(a) 186,900 2,657,508
Kinden Corp. (2) 133,000 4,547,949
Kirin Holdings Co. Ltd. (2)(a) 149,000 2,183,019
Kobe Steel Ltd. (2)(a) 128,600 1,519,662
Komatsu Ltd. (2)(a) 134,600 4,689,089
Konami Group Corp. (2)(a) 17,900 2,582,289
Kuraray Co. Ltd. (2)(a) 39,900 458,628
Kyocera Corp. (2)(a) 143,200 1,923,705
Kyushu Electric Power Co., Inc. (2)
(a) 103,900 1,038,022
LY Corp. (2)(a) 545,000 1,749,455
INVESTMENTS SHARES VALUE ($)
Japan - 21.5% (continued)
M3, Inc. (2)(a) 118,100 1,911,840
Makita Corp. (2)(a) 93,600 3,033,708
Mazda Motor Corp. (2)(a) 514,000 3,742,692
Medipal Holdings Corp. (2)(a) 100,600 1,730,858
MEIJI Holdings Co. Ltd. (2)(a) 51,600 1,069,945
MINEBEA MITSUMI, Inc. (2)(a) 34,600 650,161
MISUMI Group, Inc. (2)(a) 144,800 2,255,243
Mitsubishi Chemical Group Corp.
(2)(a) 389,100 2,235,048
Mitsubishi Electric Corp. (2)(a) 223,500 5,740,316
Mitsubishi HC Capital, Inc. (2)(a) 392,700 3,243,973
Mitsubishi Motors Corp. (2)(a) 658,100 1,781,268
Mitsui & Co. Ltd. (2)(a) 97,400 2,418,560
Mitsui Chemicals, Inc. (2)(a) 26,500 662,367
Mizuho Financial Group, Inc. (2)(a) 44,500 1,495,906
MS&AD Insurance Group Holdings,
Inc. (2)(a) 191,100 4,327,639
Murata Manufacturing Co. Ltd. (2)(a) 206,000 3,910,716
Nexon Co. Ltd. (2)(a) 61,900 1,358,433
NGK Insulators Ltd. (2)(a) 173,900 2,906,879
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 128,400 2,915,249
Nippon Steel Corp. (2)(a) 1,276,500 5,257,574
Nippon Yusen KK (2)(a) 179,700 6,132,290
Nisshin Seifun Group, Inc. (2)(a) 1,500 18,416
Nitto Denko Corp. (2)(a) 285,200 6,760,592
Nomura Holdings, Inc. (2)(a) 798,300 5,850,481
Nomura Real Estate Holdings, Inc.
(2)(a) 78,000 497,063
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 278 301,591
Obayashi Corp. (2)(a) 152,600 2,504,702
Obic Co. Ltd. (2)(a) 46,500 1,620,683
Oji Holdings Corp. (2)(a) 1,281,400 7,011,173
Ono Pharmaceutical Co. Ltd. (2)(a) 137,800 1,595,839
Open House Group Co. Ltd. (2)(a) 52,600 2,721,687
Oracle Corp. Japan (2)(a) 17,700 1,807,226
Orix JREIT, Inc., REIT (2)(a) 1,006 682,106
Osaka Gas Co. Ltd. (2)(a) 287,900 8,338,639
Otsuka Corp. (2)(a) 84,300 1,759,696
Otsuka Holdings Co. Ltd. (2)(a) 107,900 5,754,389
Pan Pacific International Holdings
Corp. (2)(a) 113,000 743,986
Panasonic Holdings Corp. (2)(a) 1,035,600 11,240,504
Persol Holdings Co. Ltd. (2)(a) 663,000 1,207,552
Ricoh Co. Ltd. (2)(a) 200,700 1,766,789
Ryohin Keikaku Co. Ltd. (2)(a) 191,300 3,806,327
Sanwa Holdings Corp. (2)(a) 62,100 1,775,346
SCREEN Holdings Co. Ltd. (2)(a) 54,800 4,965,549
SCSK Corp. (2)(a) 9,500 284,365
Sega Sammy Holdings, Inc. (2)(a) 15,800 332,907
Seiko Epson Corp. (2)(a) 63,200 808,480
Sekisui Chemical Co. Ltd. (2)(a) 221,100 4,116,144
Shimamura Co. Ltd. (2)(a) 101,600 6,793,532
Shionogi & Co. Ltd. (2)(a) 349,400 6,156,380
Skylark Holdings Co. Ltd. (2)(a) 79,700 1,648,252
Sompo Holdings, Inc. (2)(a) 159,700 4,937,215
Square Enix Holdings Co. Ltd. (2)(a) 432,300 9,302,984
Subaru Corp. (2)(a) 301,600 6,146,399
Sumitomo Corp. (2)(a) 190,000 5,497,269

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 21.5% (continued)
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 129,400 3,755,708
Suntory Beverage & Food Ltd. (2)(a) 148,000 4,625,581
T&D Holdings, Inc. (2)(a) 73,300 1,791,725
Takeda Pharmaceutical Co. Ltd. (2)
(a) 88,500 2,599,280
TBS Holdings, Inc. (2)(a) 77,700 2,947,040
TDK Corp. (2)(a) 145,500 2,106,957
TIS, Inc. (2)(a) 27,900 920,286
Toei Animation Co. Ltd. (2)(a) 15,100 311,687
Toho Co. Ltd. (2)(a) 22,600 1,452,794
Tohoku Electric Power Co., Inc. (2)
(a) 14,500 105,284
Tokyo Century Corp. (2)(a) 147,000 1,872,434
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,084,200 5,078,573
Tokyo Electron Ltd. (2)(a) 6,300 1,116,782
Tokyo Gas Co. Ltd. (2)(a) 149,600 5,319,576
Tokyu Fudosan Holdings Corp. (2)
(a) 119,200 985,266
TOPPAN Holdings, Inc. (2)(a) 207,800 5,324,261
Toray Industries, Inc. (2)(a) 323,700 2,065,130
Tosoh Corp. (2)(a) 253,900 3,756,076
TOTO Ltd. (2)(a) 10,800 284,035
Toyo Suisan Kaisha Ltd. (2)(a) 36,500 2,607,547
Toyota Industries Corp. (2)(a) 16,800 1,889,471
Toyota Tsusho Corp. (2)(a) 245,700 6,801,547
Yamazaki Baking Co. Ltd. (2)(a) 42,900 955,077
Yokogawa Electric Corp. (2)(a) 59,000 1,693,217
Zensho Holdings Co. Ltd. (2)(a) 25,600 1,672,381
365,175,321
Luxembourg - 0 .4%
ArcelorMittal SA (2)(a) 189,809 6,847,533
Eurofins Scientific SE (2)(a) 628 45,798
6,893,331
Mexico - 0 .0% †
Grupo Aeroportuario del Sureste
SAB de CV, ADR (a) 383 123,835
Netherlands - 2 .3%
Aalberts NV (2) 31,738 1,046,389
ABN AMRO Bank NV, CVA (2)(a)(c) 331,706 10,640,979
ASM International NV (2)(a) 3,641 2,196,068
ASR Nederland NV (2)(a) 25,069 1,705,929
EXOR NV (2)(a) 3,013 294,900
Koninklijke Ahold Delhaize NV (2)(a) 245,035 9,915,219
Koninklijke KPN NV (2)(a) 339,585 1,629,852
NN Group NV (2)(a) 148,991 10,506,475
Randstad NV (2)(a) 33,634 1,434,129
39,369,940
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 4,037 421,241
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(c) 13 43
INVESTMENTS SHARES VALUE ($)
Norway - 0 .9%
Aker BP ASA (2)(a) 2 51
Equinor ASA (2)(a) 199,259 4,859,154
Kongsberg Gruppen ASA (2)(a) 221,135 7,066,888
Norsk Hydro ASA (2)(a) 461,468 3,137,576
15,063,669
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 352,745 313,148
Galp Energia SGPS SA (2) 2 38
Jeronimo Martins SGPS SA (2) 1 24
313,210
Singapore - 0 .7%
CapitaLand Ascendas, REIT (2) 41,400 89,589
CapitaLand Integrated Commercial
Trust, REIT (2) 100 178
Genting Singapore Ltd. (2)(a) 9,961,900 5,679,275
Oversea-Chinese Banking Corp.
Ltd. (2)(a) 166,200 2,118,986
Singapore Airlines Ltd. (2)(a) 292,000 1,476,180
Singapore Telecommunications Ltd.
(2) 99,200 317,149
STMicroelectronics NV (2)(a) 12,200 344,832
United Overseas Bank Ltd. (2)(a) 84,800 2,277,342
12,303,531
South Africa - 0 .2%
Gold Fields Ltd., ADR (a) 29,221 1,226,113
Harmony Gold Mining Co. Ltd., ADR
(a) 97,972 1,778,192
3,004,305
Spain - 3 .1%
Acciona SA (2)(a) 5,864 1,178,304
ACS Actividades de Construccion y
Servicios SA (2)(a) 83,623 6,703,061
Aena SME SA (2)(a)(c) 104,532 2,857,833
Banco Bilbao Vizcaya Argentaria SA
(2)(a) 455,685 8,780,883
Banco Santander SA (2)(a) 1,459,167 15,312,964
CaixaBank SA (2)(a) 101,481 1,071,834
Enagas SA (a) 17,404 271,965
Endesa SA (a) 41,398 1,322,496
Indra Sistemas SA (2)(a) 13,313 596,097
Mapfre SA (2)(a) 894,265 4,245,089
Repsol SA (2)(a) 580,938 10,330,367
52,670,893
Sweden - 3 .2%
Alfa Laval AB (2)(a) 10,622 485,056
Asmodee Group AB, Class B (2)*(a) 52,207 669,816
Billerud Aktiebolag (2)(a) 13,998 126,001
Boliden AB (2)*(a) 86,409 3,527,074
Elekta AB, Class B (2)(a) 3,964 20,078
Embracer Group AB (2)*(a) 313,921 3,483,507
Essity AB, Class B (2)(a) 149,584 3,909,996
Evolution AB (2)(a)(c) 36,866 3,034,954
Getinge AB, Class B (2)(a) 113,958 2,456,138
Husqvarna AB, Class B (2) 17,403 93,020

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.2% (continued)
Sandvik AB (2)(a) 79,595 2,223,518
Securitas AB, Class B (2)(a) 263,588 3,973,085
Skandinaviska Enskilda Banken AB,
Class A (2)(a) 69,845 1,369,489
Skanska AB, Class B (2)(a) 91,356 2,371,225
SKF AB, Class B (2)(a) 235,565 5,858,785
SSAB AB, Class B (2)(a) 524,882 3,060,965
Swedbank AB, Class A (2)(a) 94,515 2,853,002
Swedish Orphan Biovitrum AB
(2)*(a) 1,070 32,708
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,280,955 10,614,003
Telia Co. AB (2)(a) 129,817 495,248
Trelleborg AB, Class B (2)(a) 52,963 1,980,193
Volvo AB, Class B (2)(a) 74,443 2,140,802
54,778,663
Switzerland - 3 .0%
ABB Ltd. (Registered) (2)(a) 24,048 1,740,193
Adecco Group AG (Registered) (2)
(a) 139,033 3,916,928
BKW AG (2)(a) 16,114 3,456,113
Flughafen Zurich AG (Registered)
(2)(a) 17,615 5,393,523
Geberit AG (Registered) (2)(a) 4,720 3,564,552
Georg Fischer AG (Registered) (2)
(a) 14,914 1,172,041
Helvetia Holding AG (Registered)
(2)(a) 11,232 2,760,154
Logitech International SA
(Registered) (2)(a) 37,450 4,119,441
Schindler Holding AG (2)(a) 11,463 4,359,107
SGS SA (Registered) (2)(a) 27,723 2,880,970
Sonova Holding AG (Registered)
(2)(a) 3,703 1,015,756
Swiss Prime Site AG (Registered)
(2)(a) 15,016 2,103,574
Swisscom AG (Registered) (2)(a) 6,270 4,557,352
TE Connectivity plc (a) 11,769 2,583,649
Tecan Group AG (Registered) (2)(a) 6,880 1,246,179
Temenos AG (Registered) (2)(a) 19,202 1,559,572
Zurich Insurance Group AG (2)(a) 6,047 4,322,295
50,751,399
United Kingdom - 8 .9%
Anglogold Ashanti plc (a) 6,349 446,525
Auto Trader Group plc (2)(a)(c) 129,926 1,380,241
Aviva plc (2)(a) 2 19
B&M European Value Retail SA (2)
(a) 70,541 248,846
Babcock International Group plc (2)
(a) 1 18
Barclays plc (2)(a) 2,604,096 13,398,923
Beazley plc (2)(a) 166,455 2,035,740
British American Tobacco plc (2)(a) 81,891 4,355,562
British Land Co. plc (The), REIT (2)
(a) 8 38
BT Group plc (2)(a) 3,833,471 9,862,361
Centrica plc (2)(a) 5,172,056 11,614,320
CK Hutchison Holdings Ltd. (2)(a) 787,500 5,173,861
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.9% (continued)
Compass Group plc (2)(a) 69,010 2,352,258
DCC plc (2) 78,360 5,044,185
easyJet plc (2)(a) 450,263 2,815,228
Games Workshop Group plc (2)(a) 921 180,504
Hikma Pharmaceuticals plc (2)(a) 14,941 342,986
Howden Joinery Group plc (2)(a) 64,900 738,360
HSBC Holdings plc (2)(a) 153,009 2,159,434
Imperial Brands plc (2)(a) 155,300 6,597,369
Inchcape plc (2)(a) 87,726 817,350
InterContinental Hotels Group plc
(2)(a) 35,161 4,251,331
International Consolidated Airlines
Group SA (2)(a) 449,991 2,355,005
Intertek Group plc (2)(a) 7,255 461,809
Investec plc (a) 127,412 951,885
ITV plc (2)(a) 348,142 375,672
J Sainsbury plc (2)(a) 558,848 2,512,706
JD Sports Fashion plc (2)(a) 2,428,414 3,126,217
Just Eat Takeaway.com NV (2)*(c) 108,839 2,583,548
Kingfisher plc (2)(a) 1,367,132 5,695,155
Land Securities Group plc, REIT (2)
(a) 5 39
Lloyds Banking Group plc (2)(a) 3,121,543 3,532,291
Man Group plc (2)(a) 144,031 346,028
Marks & Spencer Group plc (2)(a) 1,396,049 6,849,197
NatWest Group plc (2)(a) 945,568 6,678,881
Next plc (2)(a) 12,996 2,166,484
Pearson plc (2)(a) 189,677 2,697,411
Rightmove plc (2)(a) 138,586 1,323,475
Rolls-Royce Holdings plc (2)(a) 393,035 6,317,747
Rotork plc (2) 4 18
Sage Group plc (The) (2)(a) 22,890 339,562
Schroders plc (2)(a) 277,622 1,408,803
Segro plc, REIT (2)(a) 4 35
St James's Place plc (2)(a) 4 68
Standard Chartered plc (2)(a) 557,944 10,828,335
Subsea 7 SA (2)(a) 36,852 764,668
Tesco plc (2)(a) 930,791 5,578,873
Travis Perkins plc (2) 64,772 533,066
Tritax Big Box REIT plc, REIT (2)(a) 15 29
UNITE Group plc (The), REIT (2)(a) 4 39
Vodafone Group plc (2)(a) 8,104,441 9,424,684
150,667,189
United States - 110 .4%
3M Co. (a) 41,269 6,404,123
A O Smith Corp. (a) 56,567 4,152,583
Abbott Laboratories (a) 33,268 4,455,916
AbbVie, Inc. (a) 19,098 4,421,951
Abercrombie & Fitch Co., Class A
*(a) 19,284 1,649,746
Acerinox SA (2)(a) 129,578 1,701,903
Acuity, Inc. (a) 12,772 4,398,549
Adobe, Inc. *(a) 37,884 13,363,581
ADT, Inc. (a) 641,488 5,587,360
AES Corp. (The) (a) 84,028 1,105,808
Agilent Technologies, Inc. (a) 8,136 1,044,256
Airbnb, Inc., Class A *(a) 52,201 6,338,245
Akamai Technologies, Inc. *(a) 28,373 2,149,538
Albertsons Cos., Inc., Class A (a) 176,849 3,096,626

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Alcoa Corp. (a) 88,486 2,910,305
Align Technology, Inc. *(a) 9,755 1,221,521
Allegion plc (a) 5,082 901,293
ALLETE, Inc. (a) 33,185 2,203,484
Allison Transmission Holdings, Inc.
(a) 62,488 5,303,981
Allstate Corp. (The) (a) 18,790 4,033,274
Alphabet, Inc., Class A (a) 69,083 16,794,076
Altria Group, Inc. (a) 264,888 17,498,500
Amdocs Ltd. (a) 47,678 3,911,980
American Electric Power Co., Inc.
(a) 44,367 4,991,288
American Water Works Co., Inc. (a) 10,481 1,458,850
Ameriprise Financial, Inc. (a) 16,571 8,140,504
AMETEK, Inc. (a) 4,689 881,532
Amgen, Inc. (a) 3,726 1,051,477
Amkor Technology, Inc. (a) 233,038 6,618,279
Amrize Ltd. (2)*(a) 5,961 291,468
Apple, Inc. (a) 21,435 5,457,994
Applied Industrial Technologies, Inc.
(a) 6,517 1,701,263
Applied Materials, Inc. (a) 12,633 2,586,480
Aramark (a) 91,924 3,529,882
Arch Capital Group Ltd. (a) 26,437 2,398,629
Archer-Daniels-Midland Co. (a) 75,344 4,501,051
Arista Networks, Inc. *(a) 76,341 11,123,647
Armstrong World Industries, Inc. (a) 8,377 1,641,976
Arrow Electronics, Inc. *(a) 44,742 5,413,782
ASGN, Inc. *(a) 42,735 2,023,502
Associated Banc-Corp. (a) 23,712 609,636
Assurant, Inc. (a) 18,212 3,944,719
Assured Guaranty Ltd. (a) 11,919 1,008,943
AT&T, Inc. (a) 482,514 13,626,194
Autodesk, Inc. *(a) 8,810 2,798,673
AutoNation, Inc. *(a) 10,758 2,353,528
Avantor, Inc. *(a)(b) 151,041 1,884,992
Avient Corp. (a) 95,539 3,148,010
Avnet, Inc. (a) 124,334 6,500,182
Axalta Coating Systems Ltd. *(a) 1 29
Axis Capital Holdings Ltd. (a) 44,948 4,306,018
Bank of New York Mellon Corp.
(The) (a) 82,036 8,938,643
Bank OZK (a) 90,766 4,627,251
Bath & Body Works, Inc. (a) 60,796 1,566,105
Baxter International, Inc. (a) 1 23
Belden, Inc. (a) 6,401 769,848
Best Buy Co., Inc. (a) 58,735 4,441,541
Biogen, Inc. *(a) 74,304 10,408,504
Bio-Rad Laboratories, Inc., Class
A *(a) 5,089 1,426,905
Black Hills Corp. (a) 53,236 3,278,805
BOK Financial Corp. (a) 15,198 1,693,665
Booking Holdings, Inc. (a) 1,829 9,875,265
BorgWarner, Inc. (a) 112,901 4,963,128
Boston Beer Co., Inc. (The), Class
A *(a) 21,104 4,461,808
Brink's Co. (The) (a) 17,294 2,020,977
Bristol-Myers Squibb Co. (a) 134,388 6,060,899
Brixmor Property Group, Inc., REIT
(a) 138,450 3,832,296
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Bunge Global SA (a) 52,551 4,269,769
Buzzi SpA (2)(a) 108,362 5,971,281
BWX Technologies, Inc. (a) 23,297 4,295,268
Cabot Corp. (a) 20,971 1,594,845
CACI International, Inc., Class A *(a) 1,252 624,473
Cardinal Health, Inc. (a) 63,756 10,007,142
Carnival Corp. *(a) 131,578 3,803,920
CBRE Group, Inc., Class A *(a) 42,520 6,699,451
Cencora, Inc. (a) 19,867 6,209,034
Centene Corp. *(a) 55,506 1,980,454
CF Industries Holdings, Inc. (a) 8,348 748,816
Charles River Laboratories
International, Inc. *(a) 17,454 2,730,853
Chevron Corp. (a) 37,594 5,837,972
Chubb Ltd. (a) 22,427 6,330,021
Ciena Corp. *(a) 42,949 6,256,381
Cigna Group (The) (a) 12,572 3,623,879
Cincinnati Financial Corp. (a) 18,919 2,991,094
Cintas Corp. (a) 25,244 5,181,583
Cirrus Logic, Inc. *(a) 53,448 6,696,500
Cisco Systems, Inc. (a) 7,443 509,250
Citizens Financial Group, Inc. (a) 114,509 6,087,298
Civitas Resources, Inc. (a) 17,030 553,475
Clarivate plc *(a)(b) 76,345 292,401
Clean Harbors, Inc. *(a) 8,522 1,978,979
CME Group, Inc. (a) 8,214 2,219,341
CNA Financial Corp. (a) 35,265 1,638,412
CNO Financial Group, Inc. (a) 149,077 5,895,995
Coca-Cola Consolidated, Inc. (a) 48,530 5,685,775
Cognizant Technology Solutions
Corp., Class A (a) 109,852 7,367,774
Colgate-Palmolive Co. (a) 17,274 1,380,884
Columbia Sportswear Co. (a) 1,502 78,555
Comcast Corp., Class A (a) 479,805 15,075,472
Commerce Bancshares, Inc. (a) 14,704 878,711
Commercial Metals Co. (a) 68,443 3,920,415
Commvault Systems, Inc. *(a) 25,539 4,821,252
Concentrix Corp. (a) 37,878 1,748,070
Copart, Inc. *(a) 70,340 3,163,190
COPT Defense Properties, REIT (a) 90,359 2,625,833
Corcept Therapeutics, Inc. *(a) 33,975 2,823,662
Corebridge Financial, Inc. (a) 51,126 1,638,588
Corpay, Inc. *(a) 2,343 674,925
Costco Wholesale Corp. (a) 5,707 5,282,570
Coterra Energy, Inc. (a) 63,139 1,493,237
Crane Co. (a) 6,582 1,212,009
Crown Holdings, Inc. (a) 13,798 1,332,749
CubeSmart, REIT (a) 38,960 1,584,114
Cummins, Inc. (a) 11,252 4,752,507
Curtiss-Wright Corp. (a) 16,527 8,973,169
CVS Health Corp. (a) 20,051 1,511,645
Darden Restaurants, Inc. (a) 11,837 2,253,291
Deckers Outdoor Corp. *(a)(b) 11,370 1,152,577
Dell Technologies, Inc., Class C (a) 2,600 368,602
Delta Air Lines, Inc. (a) 27,410 1,555,518
DENTSPLY SIRONA, Inc. (a) 36,131 458,502
Devon Energy Corp. (a) 40,292 1,412,638
Dillard's, Inc., Class A (a) 6,331 3,890,273
Docusign, Inc., Class A *(a) 45,897 3,308,715
Dolby Laboratories, Inc., Class A (a) 53,781 3,892,131

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Domino's Pizza, Inc. (a) 7,544 3,256,820
Donaldson Co., Inc. (a) 33,500 2,741,975
DoubleVerify Holdings, Inc. *(a) 23,927 286,645
Dover Corp. (a) 13,069 2,180,301
Doximity, Inc., Class A *(a) 121,957 8,921,155
Dropbox, Inc., Class A *(a) 280,555 8,475,567
Duke Energy Corp. (a) 22,567 2,792,666
Duolingo, Inc., Class A *(a) 9,926 3,194,584
DXC Technology Co. *(a) 296,475 4,040,954
Dynatrace, Inc. *(a) 39,714 1,924,143
East West Bancorp, Inc. (a) 16,165 1,720,764
eBay, Inc. (a) 79,985 7,274,636
Edison International (a) 93,969 5,194,606
Elanco Animal Health, Inc. *(a) 135,189 2,722,706
Electronic Arts, Inc. (a)(b) 54,013 10,894,422
Element Solutions, Inc. (a) 142,343 3,582,773
Elevance Health, Inc. (a) 16,853 5,445,541
EMCOR Group, Inc. (a) 10,503 6,822,119
Emerson Electric Co. (a) 11,873 1,557,500
Encompass Health Corp. (a) 6,445 818,644
EnerSys 18,868 2,131,329
Entergy Corp. (a) 61,181 5,701,457
Envista Holdings Corp. *(a) 219,125 4,463,576
EOG Resources, Inc. (a) 65,397 7,332,312
EPR Properties, REIT (a) 42,569 2,469,428
Equitable Holdings, Inc. (a) 59,824 3,037,863
Equity Residential, REIT (a) 20,924 1,354,411
Essent Group Ltd. (a) 13,954 886,916
Essential Utilities, Inc. (a)(b) 111,447 4,446,735
Etsy, Inc. *(a) 106,005 7,037,672
Euronet Worldwide, Inc. *(a) 25,579 2,246,092
Evercore, Inc., Class A (a) 7,380 2,489,422
Everest Group Ltd. (a) 19,930 6,980,084
Evergy, Inc. (a) 28,547 2,170,143
Eversource Energy (a) 43,026 3,060,870
Exelixis, Inc. *(a) 184,678 7,627,201
Exelon Corp. (a) 85,816 3,862,578
ExlService Holdings, Inc. *(a) 34,129 1,502,700
Expedia Group, Inc. (a) 54,833 11,720,554
Exponent, Inc. (a) 14 973
F5, Inc. *(a) 18,154 5,867,191
Fastenal Co. (a) 64,122 3,144,543
Federated Hermes, Inc., Class B
(a)(b) 179,199 9,305,804
Fidelity National Financial, Inc. (a) 32,015 1,936,587
Fidelity National Information
Services, Inc. (a) 45,345 2,990,049
Fifth Third Bancorp (a) 39,438 1,756,963
First Hawaiian, Inc. (a) 23,079 573,052
First Horizon Corp. (a) 93,687 2,118,263
First Industrial Realty Trust, Inc.,
REIT (a) 34,663 1,784,105
FirstCash Holdings, Inc. (a) 21,121 3,345,989
Fiserv, Inc. *(a) 11,614 1,497,393
Flex Ltd. *(a) 34,730 2,013,298
Flowers Foods, Inc. (a) 260,739 3,402,644
Flowserve Corp. (a) 56,405 2,997,362
Fluor Corp. * 186,481 7,845,256
FNB Corp. (a) 201,366 3,244,006
Fortinet, Inc. *(a) 39,533 3,323,935
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Fortune Brands Innovations, Inc. 66,671 3,559,565
Fox Corp., Class A (a) 64,886 4,091,711
Franklin Resources, Inc. (a) 80,268 1,856,599
Gaming and Leisure Properties, Inc.,
REIT (a) 7,179 334,613
Gap, Inc. (The) (a) 58,724 1,256,106
Garmin Ltd. (a) 8,681 2,137,436
Gartner, Inc. *(a) 15,284 4,017,705
Gates Industrial Corp. plc * 177,728 4,411,209
GE Aerospace (a) 9,699 2,917,653
GE HealthCare Technologies, Inc.
(a) 31,984 2,401,998
Gen Digital, Inc. (a) 71,064 2,017,507
Generac Holdings, Inc. *(a) 9,686 1,621,436
General Dynamics Corp. (a) 32,958 11,238,678
General Motors Co. (a) 137,992 8,413,372
Genpact Ltd. (a) 57,186 2,395,522
Gilead Sciences, Inc. (a) 47,348 5,255,628
GLOBALFOUNDRIES, Inc. *(a) 7,757 278,011
Globus Medical, Inc., Class A *(a) 22,409 1,283,363
GoDaddy, Inc., Class A *(a) 19,812 2,710,876
Graco, Inc. (a) 36,849 3,130,691
Graham Holdings Co., Class B (a) 6,137 7,225,151
GRAIL, Inc. *(a)(b) 66,132 3,910,385
Grand Canyon Education, Inc. *(a) 34,576 7,590,124
Greif, Inc., Class A (a) 31,054 1,855,787
H&R Block, Inc. (a) 108,379 5,480,726
Halozyme Therapeutics, Inc. *(a) 30,568 2,241,857
Hancock Whitney Corp. (a) 57,043 3,571,462
Hanover Insurance Group, Inc.
(The) (a) 8,070 1,465,754
Hartford Insurance Group, Inc. (The)
(a) 56,300 7,509,857
Henry Schein, Inc. *(a) 4,171 276,829
Hexcel Corp. (a) 41,222 2,584,619
HF Sinclair Corp. (a) 70,327 3,680,915
Highwoods Properties, Inc., REIT (a) 105,434 3,354,910
Holcim AG (2)(a) 106,818 9,114,199
Hologic, Inc. *(a) 31,471 2,123,978
Home BancShares, Inc. (a) 1 28
Host Hotels & Resorts, Inc., REIT (a) 104,452 1,777,773
Houlihan Lokey, Inc., Class A (a) 11,725 2,407,377
Howmet Aerospace, Inc. (a) 34,699 6,808,985
HP, Inc. (a) 128,293 3,493,418
HubSpot, Inc. *(a) 3,164 1,480,119
Humana, Inc. (a) 8,078 2,101,653
Huntington Bancshares, Inc. (a) 193,110 3,335,010
Huntington Ingalls Industries, Inc. (a) 20,979 6,040,064
IAC, Inc. *(a)(b) 65,714 2,238,876
IDEXX Laboratories, Inc. *(a) 4,419 2,823,255
Incyte Corp. *(a) 131,854 11,182,538
Ingredion, Inc. (a) 35,653 4,353,588
International Bancshares Corp. (a) 41,747 2,870,106
Intuit, Inc. (a) 2,837 1,937,416
Invesco Ltd. (a) 295,468 6,778,036
IPG Photonics Corp. *(a) 4,728 374,410
IQVIA Holdings, Inc. *(a) 32,969 6,262,132
ITT, Inc. (a) 13,875 2,480,295
Jabil, Inc. (a) 29,168 6,334,415
Jack Henry & Associates, Inc. (a) 3,657 544,637

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Jacobs Solutions, Inc. (a) 15,826 2,371,684
Janus Henderson Group plc (a) 160,268 7,133,529
Jazz Pharmaceuticals plc *(a) 44,603 5,878,675
Johnson & Johnson (a) 50,292 9,325,143
Jones Lang LaSalle, Inc. *(a) 19,135 5,707,588
Kilroy Realty Corp., REIT (a) 55,107 2,328,271
Kimberly-Clark Corp. (a) 14,841 1,845,330
Kimco Realty Corp., REIT (a) 83,772 1,830,418
KLA Corp. (a) 3,396 3,662,926
Kraft Heinz Co. (The) (a) 184,117 4,794,407
Kroger Co. (The) (a) 66,856 4,506,763
Kyndryl Holdings, Inc. *(a) 17,336 520,600
L3Harris Technologies, Inc. (a) 19,989 6,104,840
Lam Research Corp. (a) 46,045 6,165,426
Lamar Advertising Co., Class A,
REIT (a)(b) 18,284 2,238,327
Landstar System, Inc. (a) 19,277 2,362,589
Leidos Holdings, Inc. (a) 33,284 6,289,345
Lennar Corp., Class A (a) 43,108 5,433,332
Leonardo DRS, Inc. (a) 12,056 547,342
Lincoln Electric Holdings, Inc. (a) 2,689 634,147
Lincoln National Corp. (a) 31,925 1,287,535
Loews Corp. (a) 51,263 5,146,293
Lowe's Cos., Inc. (a) 13,272 3,335,386
Lumentum Holdings, Inc. *(a)(b) 24,244 3,944,741
Lyft, Inc., Class A *(a) 210,833 4,640,434
M&T Bank Corp. (a) 32,814 6,484,703
Macy's, Inc. (a) 437,376 7,842,152
Manhattan Associates, Inc. *(a) 14,294 2,929,984
ManpowerGroup, Inc. (a) 3,019 114,420
Markel Group, Inc. *(a) 1,419 2,712,220
Masco Corp. (a) 33,017 2,324,067
Mastercard, Inc., Class A (a) 10,239 5,824,046
Matador Resources Co. (a) 39,010 1,752,719
Match Group, Inc. (a) 126,315 4,461,446
Mattel, Inc. *(a) 172,852 2,909,099
Maximus, Inc. (a) 27,188 2,484,168
McKesson Corp. (a) 16,417 12,682,789
MDU Resources Group, Inc. (a) 76,198 1,357,086
Medical Properties Trust, Inc., REIT
(a)(b) 1 5
Medpace Holdings, Inc. *(a) 12,012 6,176,090
Medtronic plc (a) 82,641 7,870,729
Merck & Co., Inc. (a) 57,514 4,827,150
Meta Platforms, Inc., Class A (a) 12,818 9,413,283
MetLife, Inc. (a) 21,297 1,754,234
Mettler-Toledo International, Inc. *(a) 2,936 3,604,263
MGIC Investment Corp. (a) 31,081 881,768
Micron Technology, Inc. (a) 23,810 3,983,889
Microsoft Corp. (a) 13,501 6,992,843
Mid-America Apartment
Communities, Inc., REIT (a) 21,425 2,993,715
Middleby Corp. (The) *(a)(b) 11,925 1,585,190
MKS, Inc. (a) 26,716 3,306,639
Mohawk Industries, Inc. *(a) 35,723 4,605,409
Molina Healthcare, Inc. *(a) 16,842 3,222,885
Molson Coors Beverage Co., Class
B (a) 144,392 6,533,738
Monolithic Power Systems, Inc. (a) 3,630 3,341,923
Monster Beverage Corp. *(a) 65,548 4,412,036
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
MSC Industrial Direct Co., Inc.,
Class A (a) 24,426 2,250,612
Mueller Industries, Inc. (a) 47,829 4,835,990
Murphy USA, Inc. (a) 8,187 3,178,685
Natera, Inc. *(a) 17,483 2,814,239
National Fuel Gas Co. (a) 54,871 5,068,434
NetApp, Inc. (a) 22,298 2,641,421
Netflix, Inc. *(a) 3,029 3,631,529
Neurocrine Biosciences, Inc. *(a) 22,742 3,192,522
New Jersey Resources Corp. (a) 34,425 1,657,564
New York Times Co. (The), Class
A (a) 64,895 3,724,973
NewMarket Corp. (a) 3,687 3,053,610
Newmont Corp. (a) 35,525 2,995,113
News Corp., Class A (a)(b) 12,429 381,695
Nexstar Media Group, Inc., Class A
(a)(b) 17,857 3,531,043
NEXTracker, Inc., Class A *(a) 17,852 1,320,869
NiSource, Inc. (a) 48,798 2,112,953
NNN REIT, Inc., REIT (a) 116,076 4,941,355
Northern Trust Corp. (a) 54,585 7,347,141
Northrop Grumman Corp. (a) 3,091 1,883,408
Northwestern Energy Group, Inc. (a) 31,410 1,840,940
NOV, Inc. (a) 314,116 4,162,037
Novartis AG (Registered) (2)(a) 83,559 10,743,882
Nutanix, Inc., Class A *(a) 34,389 2,558,198
NVR, Inc. *(a) 111 891,847
OGE Energy Corp. (a) 12,528 579,671
Old National Bancorp (a) 59,448 1,304,884
Old Republic International Corp. (a) 114,405 4,858,780
Omega Healthcare Investors, Inc.,
REIT (a) 102,502 4,327,634
Omnicom Group, Inc. (a) 63,510 5,177,970
OneMain Holdings, Inc. (a)(b) 23,076 1,302,871
O'Reilly Automotive, Inc. *(a) 13,995 1,508,801
Ormat Technologies, Inc. (a) 14,004 1,347,885
Oshkosh Corp. (a)(b) 48,741 6,321,708
Otis Worldwide Corp. (a) 13,958 1,276,180
Ovintiv, Inc. (a) 29,901 1,207,402
Owens Corning (a) 28,483 4,029,205
Palantir Technologies, Inc., Class
A *(a) 16,901 3,083,080
Palo Alto Networks, Inc. *(a) 4,216 858,462
Paramount Skydance Corp., Class
B (a)(b) 54,753 1,035,927
Parker-Hannifin Corp. (a) 3,598 2,727,824
Paycom Software, Inc. (a) 1,884 392,136
PayPal Holdings, Inc. *(a) 54,425 3,649,741
Pegasystems, Inc. (a) 41,358 2,378,085
Penske Automotive Group, Inc. (a) 19,327 3,361,159
Pentair plc (a) 25,084 2,778,304
Performance Food Group Co. *(a) 20,189 2,100,464
Pfizer, Inc. (a) 360,570 9,187,324
Philip Morris International, Inc. (a) 45,630 7,401,186
Pilgrim's Pride Corp. (a) 45,029 1,833,581
Pinnacle Financial Partners, Inc. (a) 31,829 2,985,242
Pinnacle West Capital Corp. (a) 12,649 1,134,109
Pinterest, Inc., Class A *(a) 54,001 1,737,212
PNC Financial Services Group, Inc.
(The) (a) 22,270 4,474,711

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Popular, Inc. (a) 58,054 7,373,439
Portland General Electric Co. (a) 116,880 5,142,720
Post Holdings, Inc. *(a) 11,379 1,223,015
PPG Industries, Inc. (a) 34,193 3,594,026
Primerica, Inc. (a) 1,218 338,105
Procore Technologies, Inc. *(a)(b) 8,346 608,590
Procter & Gamble Co. (The) (a) 12,537 1,926,310
Prosperity Bancshares, Inc. (a)(b) 35,626 2,363,785
PTC, Inc. *(a) 4,526 918,869
PulteGroup, Inc. (a) 37,074 4,898,588
PVH Corp. (a) 36,263 3,037,752
QIAGEN NV (2)(a) 1,453 64,809
Qorvo, Inc. *(a)(b) 42,297 3,852,411
QUALCOMM, Inc. (a) 25,388 4,223,548
Qualys, Inc. *(a) 42,200 5,584,326
Ralph Lauren Corp., Class A (a) 9,345 2,930,218
Rambus, Inc. *(a)(b) 33,164 3,455,689
Raymond James Financial, Inc. (a) 31,072 5,363,027
Rayonier, Inc., REIT (a) 46,867 1,243,850
Reddit, Inc., Class A *(a) 3,478 799,905
Regeneron Pharmaceuticals, Inc. (a) 13,578 7,634,502
Regions Financial Corp. (a) 253,482 6,684,320
Reinsurance Group of America, Inc.
(a) 20,044 3,851,054
Reliance, Inc. (a) 12,752 3,581,144
RenaissanceRe Holdings Ltd. (a) 5,597 1,421,246
Republic Services, Inc., Class A (a) 10,048 2,305,815
ResMed, Inc. (a) 13,179 3,607,488
Reynolds Consumer Products, Inc.
(a) 19,337 473,176
RingCentral, Inc., Class A *(a) 213,779 6,058,497
Robert Half, Inc. (a) 142,571 4,844,563
ROBLOX Corp., Class A *(a) 42,995 5,955,667
Roche Holding AG (2)(a) 22,283 7,419,873
Rocket Lab Corp. *(a)(b) 24,501 1,173,843
Roku, Inc., Class A *(a) 4,642 464,803
Rollins, Inc. (a) 7,279 427,568
Roper Technologies, Inc. (a) 4,795 2,391,219
Royal Gold, Inc. (a) 29,707 5,958,630
Royalty Pharma plc, Class A (a) 109,504 3,863,301
RPM International, Inc. (a) 16,231 1,913,310
RTX Corp. (a) 29,947 5,011,032
Ryder System, Inc. (a) 32,783 6,184,185
Sabra Health Care REIT, Inc., REIT
(a)(b) 203,480 3,792,867
Salesforce, Inc. (a) 12,855 3,046,635
Sanofi SA (2)(a) 80,146 7,589,338
Sarepta Therapeutics, Inc. *(a)(b) 44,695 861,273
Schneider National, Inc., Class B (a) 180,600 3,821,496
Science Applications International
Corp. (a) 28,197 2,801,936
Sealed Air Corp. (a) 54,301 1,919,540
SEI Investments Co. (a) 92,173 7,820,879
Sensata Technologies Holding plc 136,230 4,161,827
Service Corp. International (a) 39,062 3,250,740
ServiceNow, Inc. *(a) 2,617 2,408,373
Shell plc (2)(a) 124,060 4,421,627
Signify NV (2)(c) 189,706 4,989,300
Skyworks Solutions, Inc. (a) 54,625 4,205,033
Snap-on, Inc. (a) 11,964 4,145,885
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
Snowflake, Inc., Class A *(a) 8,529 1,923,716
Solventum Corp. *(a) 68,959 5,034,007
Spire, Inc. (a) 9,887 805,988
SS&C Technologies Holdings, Inc.
(a) 30,661 2,721,470
STAG Industrial, Inc., REIT (a) 98,159 3,464,031
Stanley Black & Decker, Inc. (a)(b) 43,316 3,219,678
State Street Corp. (a) 52,558 6,097,254
STERIS plc (a) 14,042 3,474,552
Stifel Financial Corp. (a) 36,235 4,111,585
Swiss Re AG (2)(a) 17,689 3,285,324
Synchrony Financial (a) 156,483 11,118,117
Sysco Corp. (a) 34,048 2,803,512
T. Rowe Price Group, Inc. (a) 69,345 7,117,571
Tapestry, Inc. (a) 39,902 4,517,704
Target Corp. (a) 38,442 3,448,247
Taylor Morrison Home Corp., Class
A *(a) 80,503 5,314,003
TD SYNNEX Corp. (a) 26,343 4,313,666
Teleflex, Inc. (a) 13,280 1,624,941
Tenaris SA (2)(a) 256,557 4,597,018
Tenet Healthcare Corp. *(a) 18,938 3,845,172
Teradata Corp. *(a) 80,357 1,728,479
Teradyne, Inc. (a) 12,022 1,654,708
Terex Corp. 9,824 503,971
Texas Roadhouse, Inc., Class A (a) 15,658 2,601,577
Textron, Inc. (a) 76,683 6,478,947
Timken Co. (The) 33,945 2,551,985
T-Mobile US, Inc. (a) 18,905 4,525,479
Travel + Leisure Co. (a) 112,752 6,707,616
Travelers Cos., Inc. (The) (a) 21,615 6,035,340
Trimble, Inc. *(a) 24,025 1,961,641
Twilio, Inc., Class A *(a) 13,642 1,365,428
Tyler Technologies, Inc. *(a) 1,783 932,794
Tyson Foods, Inc., Class A (a) 31,169 1,692,477
Ubiquiti, Inc. (a) 4,973 3,285,064
UFP Industries, Inc. (a) 48,097 4,496,589
UGI Corp. (a) 37,955 1,262,383
UiPath, Inc., Class A *(a) 132,033 1,766,602
Ulta Beauty, Inc. *(a) 3,727 2,037,737
UMB Financial Corp. (a) 14,619 1,730,159
United Airlines Holdings, Inc. *(a) 53,134 5,127,431
United Bankshares, Inc. (a) 46,634 1,735,251
United Therapeutics Corp. *(a) 29,046 12,176,374
Universal Display Corp. (a) 15,299 2,197,395
Universal Health Services, Inc.,
Class B (a) 11,899 2,432,632
Unum Group (a) 81,891 6,369,482
US Bancorp (a) 80,704 3,900,424
US Foods Holding Corp. *(a) 50,517 3,870,613
Valero Energy Corp. (a) 26,028 4,431,527
Valley National Bancorp (a) 471,356 4,996,374
Valmont Industries, Inc. (a) 4,379 1,697,870
Veeva Systems, Inc., Class A *(a) 113,985 33,957,270
Ventas, Inc., REIT (a) 26,594 1,861,314
Veralto Corp. (a) 39,242 4,183,590
VeriSign, Inc. (a) 40,080 11,205,166
Verisk Analytics, Inc., Class A (a) 10,596 2,665,000
Verizon Communications, Inc. (a) 324,933 14,280,804
Viatris, Inc. (a) 346,475 3,430,103

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 110.4% (continued)
VICI Properties, Inc., Class A, REIT
(a) 339,012 11,055,181
Virtu Financial, Inc., Class A (a) 16,489 585,360
Voya Financial, Inc. (a) 54,959 4,110,933
W R Berkley Corp. (a) 49,623 3,802,114
Walmart, Inc. (a) 66,765 6,880,801
Walt Disney Co. (The) (a) 31,436 3,599,422
Warner Bros Discovery, Inc. *(a) 234,668 4,583,066
Waters Corp. *(a) 6,907 2,070,788
Watts Water Technologies, Inc.,
Class A (a) 11,572 3,231,828
Wayfair, Inc., Class A *(a) 110,190 9,843,273
Webster Financial Corp. (a) 43,704 2,597,766
WESCO International, Inc. (a) 7,946 1,680,579
Western Digital Corp. (a) 5,812 697,789
Western Union Co. (The) (a)(b) 409,560 3,272,384
Westinghouse Air Brake
Technologies Corp. (a) 11,129 2,231,031
WEX, Inc. *(a)(b) 6,795 1,070,416
Williams-Sonoma, Inc. (a) 18,311 3,578,885
Wintrust Financial Corp. (a) 9,840 1,303,210
Woodward, Inc. (a) 23,805 6,015,762
WW Grainger, Inc. (a) 3,363 3,204,804
Wyndham Hotels & Resorts, Inc. (a) 8,630 689,537
Xcel Energy, Inc. (a) 35,054 2,827,105
YETI Holdings, Inc. *(a) 88,928 2,950,631
Yum! Brands, Inc. (a) 22,406 3,405,712
Zimmer Biomet Holdings, Inc. (a) 63,253 6,230,421
Zions Bancorp NA (a) 85,006 4,809,639
Zoom Communications, Inc., Class
A *(a) 185,959 15,341,617
1,873,101,200
TOTAL COMMON STOCKS
(Cost $2,562,594,445) 3,292,785,554
PREFERRED STOCKS - 0.0% †
Brazil - 0 .0% †
Cia Energetica de Minas Gerais
(Cost $227,554) 123,163 259,874
SHORT-TERM INVESTMENTS - 66.3%
INVESTMENT COMPANIES - 42 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 64,286,906 64,286,906
Limited Purpose Cash Investment
Fund, 4.13% (d)(f) 657,055,077 656,923,666
TOTAL INVESTMENT COMPANIES
(Cost $721,077,333) 721,210,572
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 23 .8%
U.S. Treasury Bills
4.18%, 11/6/2025 (2)(g) $ 3,241,000 3,227,963
4.23%, 11/20/2025 (2)(g) 51,007,000 50,725,753
4.24%, 12/11/2025 (2)(g) 8,000,000 7,939,256
4.24%, 12/18/2025 (2)(g) 10,859,000 10,768,023
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 23.8% (continued)
4.21%, 12/26/2025 (2)(g)(h) $ 43,960,000 43,555,460
4.20%, 1/2/2026 (2)(g)(h) 793,000 785,105
4.23%, 1/8/2026 (2)(g)(h) 34,000,000 33,645,588
4.21%, 1/15/2026 (2)(g)(h) 44,027,000 43,536,137
4.20%, 1/22/2026 (2)(g)(h) 19,337,000 19,106,403
4.06%, 2/5/2026 (2)(g) 743,000 733,172
4.05%, 2/12/2026 (2)(g)(h) 65,889,000 64,973,576
3.99%, 2/26/2026 (2)(g)(h) 17,011,000 16,749,446
3.80%, 3/12/2026 (2)(g) 26,822,000 26,370,791
3.78%, 3/26/2026 (2)(g)(h) 69,602,000 68,334,386
3.79%, 4/2/2026 (2)(g) 13,712,000 13,454,192
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $403,693,811) 403,905,251
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,124,771,144) 1,125,115,823
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 214,699,566
Expiration Date: 3/20/2026 (2) 321 1,393,461
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 73,573,060
Expiration Date: 3/20/2026 (2) 110 2,180,640
3,574,101
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 291,600,000 1,252,743
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 340,100,000 856,202
2,108,945
TOTAL PURCHASED OPTIONS
(Cost $7,293,403) 5,683,046
TOTAL LONG POSITIONS
(Cost $3,694,886,546) 4,423,844,297

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (172.6)%
COMMON STOCKS - (171.7)%
Australia - ( 7 .3 ) %
Ampol Ltd. (2) (60,712) (1,199,992)
APA Group (2) (1,216,640) (7,142,460)
Cochlear Ltd. (2) (18,061) (3,328,386)
Coles Group Ltd. (2) (3) (46)
Commonwealth Bank of Australia (2) (71,912) (7,941,500)
Computershare Ltd. (2) (46,334) (1,113,214)
Dexus, REIT (2) (569,149) (2,702,219)
Endeavour Group Ltd. (2) (1,006,695) (2,416,892)
Evolution Mining Ltd. (2) (14) (100)
Glencore plc (2) (1,264,225) (5,822,550)
Goodman Group, REIT (2) (433,682) (9,398,331)
IDP Education Ltd. (2) (656,487) (2,853,500)
IGO Ltd. (2) (89,645) (307,803)
Insurance Australia Group Ltd. (2) (257,626) (1,396,008)
Liontown Resources Ltd. (2) (2,585,755) (1,682,753)
Lynas Rare Earths Ltd. (2) (1,696,137) (18,844,274)
Macquarie Group Ltd. (2) (42,337) (6,145,218)
Mineral Resources Ltd. (2) (109,776) (2,994,281)
Mirvac Group, REIT (2) (308,034) (462,571)
NEXTDC Ltd. (2) (463,056) (5,194,897)
Northern Star Resources Ltd. (2) (407,142) (6,357,653)
Pilbara Minerals Ltd. (2) (1,239,895) (2,070,180)
Ramsay Health Care Ltd. (2) (180,198) (3,780,773)
Rio Tinto plc (2) (71,320) (4,700,163)
Santos Ltd. (2) (167,107) (742,099)
Sonic Healthcare Ltd. (2) (289,463) (4,099,920)
South32 Ltd. (2) (511,228) (926,712)
Telix Pharmaceuticals Ltd. (2) (290,236) (2,805,730)
Transurban Group (2) (157,234) (1,434,580)
Treasury Wine Estates Ltd. (2) (751,831) (3,515,552)
Whitehaven Coal Ltd. (2) (1,188,051) (5,185,708)
WiseTech Global Ltd. (2) (15,018) (897,827)
Woodside Energy Group Ltd. (2) (221,448) (3,344,079)
Woolworths Group Ltd. (2) (151,181) (2,668,054)
(123,476,025)
Belgium - ( 0 .5 ) %
D'ieteren Group (2) (5,217) (979,220)
Elia Group SA/NV (2) (23,895) (2,760,614)
Groupe Bruxelles Lambert NV (2) (456) (40,880)
Lotus Bakeries NV (2) (142) (1,339,868)
UCB SA (2) (12,969) (3,620,102)
(8,740,684)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (566) (1,322,708)
NU Holdings Ltd., Class A (138,800) (2,222,188)
XP, Inc., Class A (17,663) (331,888)
(3,876,784)
Canada - ( 5 .4 ) %
Agnico Eagle Mines Ltd. (2) (337)
Alimentation Couche-Tard, Inc. (45,307) (2,417,220)
AtkinsRealis Group, Inc. (6,452) (465,646)
BCE, Inc. (74,660) (1,744,588)
BOYD GROUP, Inc. (5,648) (952,575)
INVESTMENTS SHARES VALUE ($)
Canada - (5.4)% (continued)
Brookfield Asset Management Ltd.,
Class A (73,650) (4,191,334)
Brookfield Corp., Class A (123,094) (8,445,962)
Brookfield Infrastructure Corp.,
Class A (53,318) (2,189,881)
Brookfield Renewable Corp. (13,239) (455,760)
Cameco Corp. (51,384) (4,312,460)
Canadian National Railway Co. (31,593) (2,979,281)
Canadian Natural Resources Ltd. (9,027) (288,641)
Canadian Pacific Kansas City Ltd. (68,063) (5,069,146)
Canadian Utilities Ltd., Class A (16,231) (454,029)
Capstone Copper Corp. (377,815) (3,208,862)
Colliers International Group, Inc. (835) (130,593)
Constellation Software, Inc. (515) (1,398,045)
Element Fleet Management Corp. (160,567) (4,158,105)
Emera, Inc. (44,455) (2,132,831)
Enbridge, Inc. (166,969) (8,423,433)
FirstService Corp. (1,404) (267,504)
Franco-Nevada Corp. (1,726) (384,180)
Gildan Activewear, Inc. (5,104) (294,864)
Hydro One Ltd. (c) (17,261) (615,800)
Keyera Corp. (62,673) (2,102,610)
Metro, Inc., Class A (477) (32,036)
Pembina Pipeline Corp. (62,223) (2,515,835)
PrairieSky Royalty Ltd. (74,982) (1,391,130)
RB Global, Inc. (16,748) (1,814,036)
Restaurant Brands International, Inc. (43,607) (2,797,466)
Rogers Communications, Inc., Class
B (68,664) (2,363,794)
Royal Bank of Canada (2,009) (296,103)
Shopify, Inc., Class A (21,616) (3,211,413)
TC Energy Corp. (116,605) (6,340,088)
Teck Resources Ltd., Class B (114,524) (5,023,849)
Thomson Reuters Corp. (16,133) (2,505,095)
TMX Group Ltd. (12,180) (465,950)
Tourmaline Oil Corp. (87,662) (3,780,609)
WSP Global, Inc. (10,909) (2,143,861)
(91,764,952)
Chile - ( 0 .6 ) %
Antofagasta plc (2) (189,660) (7,053,441)
Lundin Mining Corp. (225,713) (3,366,963)
(10,420,404)
Congo, the Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (23,319) (247,315)
Denmark - ( 1 .6 ) %
Coloplast A/S, Class B (2) (28,446) (2,451,764)
DSV A/S (2) (16,733) (3,342,763)
GN Store Nord A/S (2) (89,407) (1,514,500)
Novo Nordisk A/S, Class B (2) (231,775) (12,905,619)
Novonesis Novozymes, Class B (2) (25,672) (1,579,958)
Orsted A/S (2)(c) (20,288) (352,901)
Tryg A/S (2) (6,069) (154,087)
Vestas Wind Systems A/S (2) (239,524) (4,556,520)
(26,858,112)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - ( 1 .1 ) %
Kesko OYJ, Class B (2) (18,995) (404,250)
Metso OYJ (2) (252,243) (3,476,991)
Neste OYJ (2) (286,820) (5,269,961)
Sampo OYJ, Class A (2) (212,339) (2,441,251)
Stora Enso OYJ, Class R (2) (316,796) (3,486,313)
UPM-Kymmene OYJ (2) (157,930) (4,325,171)
(19,403,937)
France - ( 6 .6 ) %
Accor SA (2) (44,419) (2,110,364)
Aeroports de Paris SA (2) (17,952) (2,378,272)
Air Liquide SA (2) (26,439) (5,508,741)
Airbus SE (2) (19,993) (4,668,885)
Alstom SA (2) (256,823) (6,720,141)
BioMerieux (2) (3,448) (462,785)
Bollore SE (2) (97,831) (554,813)
Bureau Veritas SA (2) (10,491) (329,054)
Capgemini SE (2) (11,599) (1,692,032)
Cie Generale des Etablissements
Michelin SCA (2) (153,238) (5,518,672)
Danone SA (2) (20,733) (1,806,534)
Dassault Systemes SE (2) (185,534) (6,241,553)
Edenred SE (2) (57,058) (1,358,820)
EssilorLuxottica SA (2) (39,139) (12,749,679)
FDJ UNITED (2) (21,339) (715,543)
Getlink SE (2) (101,363) (1,869,078)
Hermes International SCA (2) (3,281) (8,068,109)
Kering SA (2) (14,702) (4,926,601)
L'Oreal SA (2) (23,511) (10,215,227)
LVMH Moet Hennessy Louis Vuitton
SE (2) (12,528) (7,709,497)
Pernod Ricard SA (2) (67,248) (6,620,607)
Publicis Groupe SA (2) (26,137) (2,515,250)
Remy Cointreau SA (2) (23,997) (1,301,289)
Renault SA (2) (126,203) (5,189,268)
Sartorius Stedim Biotech (2) (23,903) (4,871,268)
SCOR SE (2) (75,846) (2,682,378)
SEB SA (2) (6,924) (511,260)
SOITEC (2) (9,626) (441,874)
Thales SA (2) (6,149) (1,943,787)
Veolia Environnement SA (2) (28,082) (957,652)
(112,639,033)
Germany - ( 4 .4 ) %
adidas AG (2) (20,678) (4,381,285)
BASF SE (2) (32,114) (1,604,552)
Bayerische Motoren Werke AG (2) (5,222) (526,312)
Carl Zeiss Meditec AG (2) (34,571) (1,724,604)
Daimler Truck Holding AG (2) (51,525) (2,130,637)
Deutsche Boerse AG (2) (5,236) (1,402,154)
Deutsche Telekom AG (Registered)
(2) (129,699) (4,418,776)
E.ON SE (2) (69,675) (1,312,361)
Fresenius SE & Co. KGaA (2) (12,005) (670,906)
Henkel AG & Co. KGaA (2) (789) (58,565)
Infineon Technologies AG (2) (46,209) (1,812,787)
K+S AG (Registered) (2) (19,032) (258,507)
LANXESS AG (2) (39) (971)
LEG Immobilien SE (2) (11,608) (925,132)
Mercedes-Benz Group AG (2) (35,335) (2,227,165)
INVESTMENTS SHARES VALUE ($)
Germany - (4.4)% (continued)
Merck KGaA (2) (16,166) (2,097,453)
MTU Aero Engines AG (2) (3,495) (1,612,375)
Nemetschek SE (2) (12,230) (1,596,034)
Puma SE (2) (20,077) (500,527)
Rheinmetall AG (2) (4,036) (9,440,895)
SAP SE (2) (38,059) (10,190,952)
Scout24 SE (2)(c) (7,395) (927,757)
Siemens AG (Registered) (2) (38,283) (10,335,568)
Siemens Energy AG (2) (3,954) (464,908)
Siemens Healthineers AG (2)(c) (143,584) (7,777,399)
Symrise AG, Class A (2) (23,664) (2,058,065)
TeamViewer SE (2)(c) (9,215) (94,097)
Vonovia SE (2) (97,084) (3,034,049)
Wacker Chemie AG (2) (19,178) (1,451,627)
(75,036,420)
Hong Kong - ( 0 .1 ) %
Futu Holdings Ltd., ADR (5,359) (931,984)
Prudential plc (2) (9) (126)
(932,110)
Ireland - ( 0 .1 ) %
Aptiv plc (20,173) (1,739,316)
Italy - ( 3 .5 ) %
Amplifon SpA (2) (112,975) (1,842,641)
Banca Generali SpA (2) (3,033) (169,536)
Banca Monte dei Paschi di Siena
SpA (2) (300,529) (2,674,167)
Banco BPM SpA (2) (14,176) (212,760)
Brunello Cucinelli SpA (2) (18,715) (2,050,288)
Davide Campari-Milano NV (2) (537,011) (3,395,817)
DiaSorin SpA (2) (11,990) (1,065,200)
Enel SpA (2) (459,524) (4,354,698)
ERG SpA (2) (77,975) (1,925,324)
Ferrari NV (2) (21,131) (10,242,638)
FinecoBank Banca Fineco SpA (2) (184,539) (4,005,170)
Infrastrutture Wireless Italiane SpA
(2)(c) (273,119) (3,209,541)
Interpump Group SpA (2) (38,353) (1,762,998)
Intesa Sanpaolo SpA (2) (650,684) (4,306,992)
Moncler SpA (2) (35,173) (2,070,048)
Recordati Industria Chimica e
Farmaceutica SpA (2) (20,416) (1,246,090)
Reply SpA (2) (3,186) (454,786)
Snam SpA (2) (838,924) (5,037,093)
Terna - Rete Elettrica Nazionale (2) (613,283) (6,223,896)
UniCredit SpA (2) (33,633) (2,559,307)
(58,808,990)
Ivory Coast - ( 0 .0 ) % †
Endeavour Mining plc (2) (17,337) (724,983)
Japan - ( 18 .9 ) %
Advance Residence Investment
Corp., REIT (580) (651,439)
Aeon Co. Ltd. (2) (296,400) (3,597,779)
Ajinomoto Co., Inc. (2) (14,000) (401,369)
Allegro MicroSystems, Inc. (127,680) (3,728,256)
ANA Holdings, Inc. (2) (195,300) (3,773,095)
Asahi Intecc Co. Ltd. (2) (63,100) (1,025,397)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (18.9)% (continued)
Asics Corp. (2) (82,500) (2,158,818)
Astellas Pharma, Inc. (2) (46,800) (510,119)
BayCurrent, Inc. (2) (6,700) (393,739)
Bridgestone Corp. (2) (94,800) (4,381,482)
Capcom Co. Ltd. (2) (22,800) (619,043)
Chiba Bank Ltd. (The) (2) (286,700) (3,005,321)
CyberAgent, Inc. (2) (78,500) (942,289)
Daifuku Co. Ltd. (2) (58,500) (1,872,232)
Daiichi Sankyo Co. Ltd. (2) (187,100) (4,209,790)
Daikin Industries Ltd. (2) (28,300) (3,261,918)
Daiwa Securities Group, Inc. (2) (425,500) (3,457,647)
Denso Corp. (2) (363,300) (5,228,499)
Dentsu Group, Inc. (2) (39,000) (851,338)
Disco Corp. (2) (6,600) (2,069,367)
East Japan Railway Co. (2) (151,600) (3,707,960)
Eisai Co. Ltd. (2) (171,100) (5,780,238)
FANUC Corp. (2) (21,600) (620,718)
Fast Retailing Co. Ltd. (2) (18,400) (5,588,298)
Fuji Electric Co. Ltd. (2) (22,000) (1,474,742)
FUJIFILM Holdings Corp. (2) (60,300) (1,499,558)
Fujitsu Ltd. (2) (180,800) (4,241,267)
GMO Payment Gateway, Inc. (2) (30,600) (1,716,469)
Hankyu Hanshin Holdings, Inc. (2) (51,800) (1,527,534)
Hitachi Ltd. (2) (33,400) (884,868)
Hoshizaki Corp. (2) (57,700) (2,165,096)
Hulic Co. Ltd. (2) (227,800) (2,495,399)
IHI Corp. (2) (291,900) (5,436,426)
Isetan Mitsukoshi Holdings Ltd. (2) (47,400) (874,155)
Japan Airlines Co. Ltd. (2) (34,800) (700,712)
Japan Airport Terminal Co. Ltd. (2) (24,200) (771,232)
Japan Metropolitan Fund Investment
Corp., REIT (2) (2,827) (2,174,418)
Kadokawa Corp. (2) (51,200) (1,248,121)
Kawasaki Heavy Industries Ltd. (2) (64,100) (4,230,572)
KDDI Corp. (2) (125,600) (2,003,135)
KDX Realty Investment Corp., REIT
(2) (1,126) (1,282,775)
Keisei Electric Railway Co. Ltd. (2) (341,000) (3,162,987)
Kikkoman Corp. (2) (206,900) (1,752,137)
Kobayashi Pharmaceutical Co. Ltd.
(2) (3,800) (137,811)
Kobe Bussan Co. Ltd. (2) (68,800) (1,896,156)
Kubota Corp. (2) (336,200) (4,224,154)
Kyoto Financial Group, Inc. (2) (248,096) (5,257,110)
Kyowa Kirin Co. Ltd. (2) (41,100) (642,494)
Lasertec Corp. (2) (19,200) (2,626,656)
Marui Group Co. Ltd. (2) (42,900) (918,282)
McDonald's Holdings Co. Japan
Ltd. (2) (5,800) (243,244)
Mitsubishi Estate Co. Ltd. (2) (144,300) (3,316,569)
Mitsubishi Heavy Industries Ltd. (2) (590,100) (15,442,390)
Mitsubishi UFJ Financial Group,
Inc. (2) (200,800) (3,239,181)
Mitsui Fudosan Co. Ltd. (2) (185,900) (2,023,727)
Mitsui OSK Lines Ltd. (2) (126,200) (3,831,370)
MonotaRO Co. Ltd. (2) (61,100) (887,096)
NIDEC Corp. (2) (65,500) (1,164,254)
Nintendo Co. Ltd. (2) (91,900) (7,951,119)
Nippon Building Fund, Inc., REIT (1,147) (1,081,966)
Nippon Paint Holdings Co. Ltd. (2) (619,900) (4,229,186)
INVESTMENTS SHARES VALUE ($)
Japan - (18.9)% (continued)
Nippon Prologis REIT, Inc., REIT (2) (3,711) (2,168,452)
Nippon Sanso Holdings Corp. (2) (8,100) (286,867)
Nissan Chemical Corp. (2) (108,300) (3,923,028)
Nissan Motor Co. Ltd. (2) (2,827,400) (6,876,176)
Nissin Foods Holdings Co. Ltd. (2) (101,400) (1,909,934)
Niterra Co. Ltd. (2) (52,000) (2,005,864)
Nitori Holdings Co. Ltd. (2) (373,000) (7,212,076)
Nomura Research Institute Ltd. (2) (26,600) (1,021,229)
NTT, Inc. (2) (4,449,100) (4,650,738)
Olympus Corp. (2) (245,800) (3,107,654)
Omron Corp. (2) (188,200) (5,165,609)
Oriental Land Co. Ltd. (2) (422,800) (10,178,097)
ORIX Corp. (2) (23,000) (603,658)
Rakuten Bank Ltd. (2) (99,000) (5,526,123)
Rakuten Group, Inc. (2) (850,400) (5,514,558)
Renesas Electronics Corp. (2) (103,500) (1,190,787)
Resona Holdings, Inc. (2) (324,000) (3,303,924)
Resonac Holdings Corp. (2) (86,300) (2,922,662)
Sanrio Co. Ltd. (2) (28,400) (1,333,098)
Secom Co. Ltd. (2) (11,800) (432,911)
Sekisui House Ltd. (2) (146,700) (3,336,338)
Seven & i Holdings Co. Ltd. (2) (340,700) (4,571,655)
SG Holdings Co. Ltd. (2) (279,600) (2,888,095)
Shimadzu Corp. (2) (20,300) (511,915)
Shimano, Inc. (2) (6,600) (737,607)
Shimizu Corp. (2) (20,900) (293,599)
Shin-Etsu Chemical Co. Ltd. (2) (28,400) (929,916)
Shiseido Co. Ltd. (2) (307,900) (5,255,966)
Shizuoka Financial Group, Inc. (2) (104,800) (1,433,584)
SMC Corp. (2) (12,400) (3,832,744)
SoftBank Corp. (2) (2,493,100) (3,666,850)
SoftBank Group Corp. (2) (68,800) (8,681,222)
Sony Financial Group, Inc. (240,000) (266,153)
Sony Group Corp. (2) (240,000) (6,899,208)
Sumitomo Forestry Co. Ltd. (2) (62,300) (743,315)
Sumitomo Metal Mining Co. Ltd. (2) (46,100) (1,484,189)
Sumitomo Mitsui Financial Group,
Inc. (2) (230,500) (6,484,628)
Sumitomo Realty & Development
Co. Ltd. (2) (108,900) (4,803,513)
Taisei Corp. (2) (17,700) (1,216,296)
Terumo Corp. (2) (12,000) (197,958)
Tokio Marine Holdings, Inc. (2) (91,900) (3,889,498)
Tokyu Corp. (2) (247,300) (3,015,926)
Toyota Motor Corp. (2) (361,700) (6,946,979)
Trend Micro, Inc. (2) (25,200) (1,379,266)
Unicharm Corp. (516,200) (3,348,834)
USS Co. Ltd. (2) (63,600) (730,168)
West Japan Railway Co. (2) (124,100) (2,721,256)
Yakult Honsha Co. Ltd. (2) (89,200) (1,454,564)
Yamaha Motor Co. Ltd. (2) (453,000) (3,391,730)
Yamato Holdings Co. Ltd. (2) (42,700) (682,563)
Yaskawa Electric Corp. (2) (176,700) (3,761,447)
(319,480,946)
Mexico - ( 0 .1 ) %
Cemex SAB de CV, ADR (116,490) (1,047,245)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - ( 1 .8 ) %
Adyen NV (2)(c) (2,465) (3,966,379)
Aegon Ltd. (2) (365,531) (2,946,911)
Akzo Nobel NV (2) (4,055) (289,396)
Argenx SE (2) (2,392) (1,767,328)
ASML Holding NV (2) (886) (864,016)
BE Semiconductor Industries NV (2) (3,849) (576,313)
Euronext NV (2)(c) (233) (34,883)
Heineken Holding NV (2) (3,746) (257,212)
Heineken NV (2) (78,224) (6,125,645)
IMCD NV (2) (23,403) (2,425,661)
JDE Peet's NV (2) (22,143) (812,374)
Koninklijke Philips NV (2) (24,770) (678,551)
Koninklijke Vopak NV (2) (4,839) (222,099)
NXP Semiconductors NV (6,927) (1,577,486)
OCI NV (2) (4,061) (18,821)
SBM Offshore NV (2) (153,396) (3,925,567)
Universal Music Group NV (2) (67,063) (1,937,950)
Wolters Kluwer NV (2) (13,046) (1,780,778)
(30,207,370)
Norway - ( 0 .6 ) %
DNB Bank ASA (2) (135,272) (3,686,973)
Gjensidige Forsikring ASA (2) (25,744) (756,531)
Mowi ASA (2) (67,546) (1,428,977)
Orkla ASA (2) (75,880) (793,312)
Salmar ASA (2) (25,593) (1,368,546)
Telenor ASA (2) (26,184) (434,484)
TOMRA Systems ASA (2) (147,381) (2,209,509)
Vend Marketplaces ASA, Class A (2) (1,204) (42,927)
(10,721,259)
Poland - ( 0 .1 ) %
InPost SA (2) (109,114) (1,343,373)
Portugal - ( 0 .0 ) % †
EDP SA (2) (67,078) (318,350)
Singapore - ( 1 .6 ) %
CapitaLand Investment Ltd. (2) (1,991,900) (4,159,987)
DBS Group Holdings Ltd. (2) (122,860) (4,872,358)
Grab Holdings Ltd., Class A (616,088) (3,708,850)
Keppel Ltd. (2) (831,100) (5,752,669)
Sea Ltd., ADR (33,295) (5,950,816)
Sembcorp Industries Ltd. (2) (461,700) (2,157,156)
Singapore Technologies Engineering
Ltd. (2) (55,500) (370,603)
(26,972,439)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (93,482) (3,524,957)
Old Mutual Ltd. (493,439) (375,612)
(3,900,569)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (69,667) (2,000,442)
Spain - ( 1 .9 ) %
Amadeus IT Group SA (2) (42,843) (3,405,580)
Bankinter SA (2) (29,171) (461,145)
Cellnex Telecom SA (2)(c) (289,156) (10,015,616)
Fluidra SA (2) (123,372) (3,356,073)
Grifols SA (2) (270,073) (3,932,026)
INVESTMENTS SHARES VALUE ($)
Spain - (1.9)% (continued)
Iberdrola SA (2) (346,241) (6,554,112)
Industria de Diseno Textil SA (2) (9,310) (515,251)
Redeia Corp. SA (2) (169,278) (3,268,366)
Telefonica SA (2) (177,768) (914,830)
(32,422,999)
Sweden - ( 3 .4 ) %
AAK AB (2) (3,087) (80,333)
AddTech AB, Class B (2) (28,498) (927,047)
Assa Abloy AB, Class B (2) (209,377) (7,287,971)
Atlas Copco AB, Class A (2) (314,882) (5,339,764)
Atlas Copco AB, Class B (2) (12,320) (185,385)
Autoliv, Inc. (28,061) (3,465,534)
Axfood AB (2) (29,231) (907,818)
Beijer Ref AB, Class B (2) (126,455) (1,976,709)
Castellum AB (2) (76,587) (866,383)
Epiroc AB, Class A (2) (109,472) (2,317,530)
Epiroc AB, Class B (2) (3,434) (64,966)
EQT AB (2) (247,903) (8,597,633)
Fastighets AB Balder, Class B (2) (133,381) (955,743)
H & M Hennes & Mauritz AB, Class
B (2) (28,790) (538,192)
Hexagon AB, Class B (2) (334,582) (3,992,618)
Holmen AB, Class B (2) (48,206) (1,831,541)
Indutrade AB (2) (6,456) (148,537)
Investor AB, Class B (2) (45,863) (1,435,711)
Lifco AB, Class B (2) (31,605) (1,070,136)
Nibe Industrier AB, Class B (2) (1,465,805) (5,793,547)
Saab AB, Class B (2) (33,575) (2,062,923)
Sagax AB, Class B (2) (96,854) (2,023,429)
Svenska Cellulosa AB SCA, Class
B (2) (307,195) (4,066,189)
Svenska Handelsbanken AB, Class
A (2) (121,846) (1,589,802)
(57,525,441)
Switzerland - ( 4 .2 ) %
Avolta AG (2) (10,711) (584,860)
Bachem Holding AG, Class B (2) (25,343) (1,886,406)
Banque Cantonale Vaudoise
(Registered) (2) (27,957) (3,312,838)
Barry Callebaut AG (Registered) (2) (5,132) (7,067,858)
Belimo Holding AG (Registered) (2) (147) (154,601)
Chocoladefabriken Lindt & Spruengli
AG (2) (39) (596,259)
Chocoladefabriken Lindt & Spruengli
AG (Registered) (2) (2) (300,942)
Cie Financiere Richemont SA
(Registered) (2) (10,660) (2,046,362)
Clariant AG (Registered) (2) (112,472) (1,046,373)
DSM-Firmenich AG (2) (43,572) (3,717,490)
EMS-Chemie Holding AG
(Registered) (2) (1,268) (900,877)
Galenica AG (2)(c) (601) (65,424)
Givaudan SA (Registered) (2) (39) (159,083)
Julius Baer Group Ltd. (2) (20,731) (1,443,551)
Kuehne + Nagel International AG
(Registered) (2) (17,129) (3,205,477)
Lonza Group AG (Registered) (2) (7,882) (5,270,207)
Partners Group Holding AG (2) (5,730) (7,497,194)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.2)% (continued)
Sandoz Group AG (2) (4,655) (277,637)
Schindler Holding AG (Registered)
(2) (1) (362)
SIG Group AG (2) (350,163) (3,631,461)
Sika AG (Registered) (2) (23,312) (5,234,914)
Straumann Holding AG (Registered)
(2) (21,539) (2,309,102)
Swatch Group AG (The) (2) (7,164) (1,353,981)
Swiss Life Holding AG (Registered)
(2) (8,623) (9,309,489)
Swissquote Group Holding SA
(Registered) (2) (1,294) (910,224)
UBS Group AG (Registered) (2) (104,886) (4,312,236)
VAT Group AG (2)(c) (13,212) (5,273,801)
Ypsomed Holding AG (Registered)
(2) (489) (193,991)
(72,063,000)
Thailand - ( 0 .0 ) % †
Fabrinet (1,136) (414,208)
United Kingdom - ( 6 .8 ) %
Aberdeen Group plc (2) (56,279) (149,810)
Admiral Group plc (2) (68,300) (3,082,599)
Ashtead Group plc (2) (61,631) (4,133,061)
Associated British Foods plc (2) (17,335) (478,989)
AstraZeneca plc (2) (37,619) (5,763,273)
BAE Systems plc (2) (63,614) (1,770,787)
Bellway plc (2) (65,992) (2,186,238)
Berkeley Group Holdings plc (2) (16,989) (878,077)
Bunzl plc (2) (57,838) (1,828,098)
Burberry Group plc (2) (182,393) (2,881,330)
Convatec Group plc (2)(c) (76,977) (240,342)
Croda International plc (2) (73,650) (2,684,602)
Diageo plc (2) (314,241) (7,519,060)
Diploma plc (2) (55,748) (3,990,229)
Entain plc (2) (31,351) (370,521)
Halma plc (2) (23,904) (1,112,750)
Hiscox Ltd. (2) (71,589) (1,321,376)
ICG plc (2) (68,846) (2,066,996)
Informa plc (2) (697,965) (8,645,201)
Legal & General Group plc (2) (3,535,777) (11,356,615)
M&G plc (2) (1,374,773) (4,688,403)
Melrose Industries plc (2) (374,081) (3,079,763)
National Grid plc (2) (484,798) (6,965,903)
Ocado Group plc (2) (676,007) (2,053,645)
Pennon Group plc (2) (261,870) (1,651,951)
Persimmon plc (2) (198,969) (3,108,405)
Phoenix Group Holdings plc (2) (25,816) (224,007)
Reckitt Benckiser Group plc (2) (28,463) (2,191,709)
RELX plc (2) (127,367) (6,085,448)
Rentokil Initial plc (2) (879,947) (4,457,589)
RS GROUP plc (2) (148,699) (1,139,832)
Severn Trent plc (2) (28,237) (984,527)
Spirax Group plc (2) (27,246) (2,508,918)
SSE plc (2) (86,144) (2,020,568)
Tate & Lyle plc (2) (36,696) (222,028)
Taylor Wimpey plc (2) (796,831) (1,106,981)
Unilever plc (2) (104,705) (6,188,971)
United Utilities Group plc (2) (27,486) (424,623)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.8)% (continued)
Weir Group plc (The) (2) (15,649) (577,250)
Whitbread plc (2) (29,646) (1,286,227)
WPP plc (2) (358,008) (1,784,567)
(115,211,269)
United States - ( 100 .4 ) %
AAON, Inc. (125,297) (11,707,752)
Acadia Healthcare Co., Inc. (118,519) (2,934,530)
Advanced Drainage Systems, Inc. (11,141) (1,545,257)
Advanced Micro Devices, Inc. (14,811) (2,396,272)
AECOM (15,867) (2,070,167)
Affirm Holdings, Inc., Class A (15,299) (1,118,051)
Aflac, Inc. (57,717) (6,446,989)
AGCO Corp. (15,907) (1,703,162)
Agree Realty Corp., REIT (31,637) (2,247,492)
Air Products and Chemicals, Inc. (45,880) (12,512,394)
Alaska Air Group, Inc. (129,335) (6,438,296)
Albemarle Corp. (80,860) (6,556,129)
Alcon AG (2) (44,906) (3,377,598)
Alexandria Real Estate Equities,
Inc., REIT (35,374) (2,948,069)
Alliant Energy Corp. (44,275) (2,984,578)
Ally Financial, Inc. (26,890) (1,054,088)
Alphabet, Inc., Class C (6,029) (1,468,363)
Amazon.com, Inc. (23,156) (5,084,363)
Amcor plc (526,043) (4,303,032)
Amentum Holdings, Inc. (78,661) (1,883,931)
Ameren Corp. (19,184) (2,002,426)
American Express Co. (13,473) (4,475,192)
American Financial Group, Inc. (10,368) (1,510,825)
American Homes 4 Rent, Class A,
REIT (24,210) (804,983)
American International Group, Inc. (35,923) (2,821,392)
American Tower Corp., REIT (24,994) (4,806,846)
Americold Realty Trust, Inc., REIT (400,531) (4,902,499)
Amphenol Corp., Class A (23,527) (2,911,466)
Analog Devices, Inc. (897) (220,393)
Antero Resources Corp. (178,648) (5,995,427)
Aon plc, Class A (24,877) (8,870,641)
APA Corp. (100,207) (2,433,026)
Apellis Pharmaceuticals, Inc. (132,388) (2,995,940)
Apollo Global Management, Inc. (82,299) (10,967,988)
AptarGroup, Inc. (17,731) (2,369,925)
Arthur J Gallagher & Co. (20,147) (6,240,332)
Ashland, Inc. (47,760) (2,288,182)
Automatic Data Processing, Inc. (7,219) (2,118,777)
AutoZone, Inc. (422) (1,810,481)
AvalonBay Communities, Inc., REIT (8,517) (1,645,229)
Avery Dennison Corp. (13,892) (2,252,866)
Avis Budget Group, Inc. (15,276) (2,452,944)
Axon Enterprise, Inc. (4,237) (3,040,641)
Azenta, Inc. (55,998) (1,608,263)
Baker Hughes Co., Class A (44,573) (2,171,597)
Ball Corp. (119,425) (6,021,409)
Bank of America Corp. (124,066) (6,400,565)
Becton Dickinson & Co. (18,710) (3,501,951)
BellRing Brands, Inc. (90,481) (3,288,984)
Bentley Systems, Inc., Class B (16,910) (870,527)
BILL Holdings, Inc. (35,636) (1,887,639)
BioMarin Pharmaceutical, Inc. (44,367) (2,402,917)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Bio-Techne Corp. (36,303) (2,019,536)
BJ's Wholesale Club Holdings, Inc. (19,552) (1,823,224)
Blackbaud, Inc. (7,574) (487,084)
Blackrock, Inc. (3,344) (3,898,669)
Blackstone, Inc. (21,542) (3,680,451)
Block, Inc., Class A (50,864) (3,675,941)
Blue Owl Capital, Inc., Class A (96,033) (1,625,839)
Boeing Co. (The) (72,453) (15,637,532)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (769,215)
Boston Scientific Corp. (77,157) (7,532,838)
BP plc (2) (998,335) (5,732,093)
Bright Horizons Family Solutions,
Inc. (9,623) (1,044,769)
Brighthouse Financial, Inc. (16,491) (875,342)
Broadridge Financial Solutions, Inc. (8,789) (2,093,276)
Brown & Brown, Inc. (61,914) (5,806,914)
Brown-Forman Corp., Class B (109,974) (2,978,096)
BRP, Inc. (1,300) (79,044)
Bruker Corp. (78,788) (2,559,822)
Brunswick Corp. (53,346) (3,373,601)
Burlington Stores, Inc. (21,052) (5,357,734)
BXP, Inc., REIT (107,235) (7,971,850)
Caesars Entertainment, Inc. (75,277) (2,034,361)
Campbell's Co. (The) (85,105) (2,687,616)
Capital One Financial Corp. (24,810) (5,274,110)
Carlisle Cos., Inc. (1,368) (450,017)
CarMax, Inc. (59,558) (2,672,367)
Carpenter Technology Corp. (11,690) (2,870,363)
Carrier Global Corp. (54,539) (3,255,978)
Carvana Co., Class A (16,670) (6,288,591)
Casey's General Stores, Inc. (9,501) (5,371,105)
Caterpillar, Inc. (15,135) (7,221,665)
Cava Group, Inc. (29,025) (1,753,400)
Cboe Global Markets, Inc. (10,710) (2,626,628)
CCC Intelligent Solutions Holdings,
Inc. (36,260) (330,329)
CDW Corp. (17,615) (2,805,717)
Celanese Corp., Class A (26,582) (1,118,571)
Celsius Holdings, Inc. (75,454) (4,337,850)
CenterPoint Energy, Inc. (41,237) (1,599,996)
Certara, Inc. (155,718) (1,902,874)
Charles Schwab Corp. (The) (31,437) (3,001,290)
Chemed Corp. (1,187) (531,467)
Cheniere Energy, Inc. (39,453) (9,270,666)
Chewy, Inc., Class A (48,728) (1,971,048)
Chipotle Mexican Grill, Inc., Class A (57,348) (2,247,468)
Chord Energy Corp. (30,925) (3,073,017)
Church & Dwight Co., Inc. (29,194) (2,558,270)
Churchill Downs, Inc. (21,271) (2,063,500)
Citigroup, Inc. (34,875) (3,539,813)
Clearway Energy, Inc., Class C (86,091) (2,432,071)
Cleveland-Cliffs, Inc. (633,302) (7,726,284)
Clorox Co. (The) (24,147) (2,977,325)
Cloudflare, Inc., Class A (8,007) (1,718,222)
CMS Energy Corp. (44,076) (3,229,008)
CNH Industrial NV (2) (19,351) (210,406)
CNH Industrial NV (152,948) (1,659,486)
CNX Resources Corp. (151,909) (4,879,317)
Coca-Cola Co. (The) (271,520) (18,007,207)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Cognex Corp. (74,329) (3,367,104)
Coherent Corp. (28,198) (3,037,489)
Coinbase Global, Inc., Class A (2,588) (873,424)
Comerica, Inc. (64,153) (4,395,764)
Comfort Systems USA, Inc. (2,222) (1,833,550)
Conagra Brands, Inc. (37,107) (679,429)
Confluent, Inc., Class A (185,449) (3,671,890)
ConocoPhillips (37,947) (3,589,407)
Constellation Energy Corp. (6,103) (2,008,314)
Cooper Cos., Inc. (The) (32,896) (2,255,350)
Corning, Inc. (28,192) (2,312,590)
Corteva, Inc. (6,434) (435,131)
CoStar Group, Inc. (123,616) (10,429,482)
Coty, Inc., Class A (185,786) (750,575)
Cousins Properties, Inc., REIT (26,834) (776,576)
Crane NXT Co. (43,976) (2,949,470)
Credit Acceptance Corp. (6,416) (2,995,823)
Crocs, Inc. (16,459) (1,375,149)
Crowdstrike Holdings, Inc., Class A (812) (398,189)
Crown Castle, Inc., REIT (43,356) (4,183,420)
CSL Ltd. (2) (83,051) (10,925,049)
CSX Corp. (93,529) (3,321,215)
Cullen/Frost Bankers, Inc. (35,327) (4,478,404)
Cytokinetics, Inc. (83,614) (4,595,425)
Danaher Corp. (23,778) (4,714,226)
DaVita, Inc. (11,926) (1,584,608)
Dayforce, Inc. (61,384) (4,228,744)
Deere & Co. (20,787) (9,505,064)
Dexcom, Inc. (41,441) (2,788,565)
Diamondback Energy, Inc. (53,094) (7,597,751)
Dick's Sporting Goods, Inc. (10,324) (2,294,199)
Digital Realty Trust, Inc., REIT (32,133) (5,555,153)
Dollar General Corp. (32,990) (3,409,517)
Dollar Tree, Inc. (32,750) (3,090,618)
Dominion Energy, Inc. (49,934) (3,054,463)
DoorDash, Inc., Class A (20,486) (5,571,987)
Dow, Inc. (150,501) (3,450,988)
DR Horton, Inc. (8,579) (1,453,883)
DraftKings, Inc., Class A (19,663) (735,396)
DT Midstream, Inc. (28,448) (3,216,331)
DTE Energy Co. (11,406) (1,613,151)
DuPont de Nemours, Inc. (7,240) (563,996)
Dutch Bros, Inc., Class A (41,350) (2,164,259)
EastGroup Properties, Inc., REIT (17,899) (3,029,585)
Eaton Corp. plc (10,905) (4,081,196)
EchoStar Corp., Class A (73,503) (5,612,689)
Edwards Lifesciences Corp. (22,266) (1,731,627)
Elastic NV (18,926) (1,599,058)
elf Beauty, Inc. (24,185) (3,204,029)
Eli Lilly & Co. (17,258) (13,167,854)
Enphase Energy, Inc. (38,823) (1,373,946)
Ensign Group, Inc. (The) (6,817) (1,177,773)
Entegris, Inc. (34,418) (3,182,288)
EQT Corp. (120,154) (6,539,982)
Equifax, Inc. (8,864) (2,273,882)
Equinix, Inc., REIT (7,393) (5,790,493)
Equity LifeStyle Properties, Inc.,
REIT (81,035) (4,918,825)
Erie Indemnity Co., Class A (9,195) (2,925,481)
Essex Property Trust, Inc., REIT (3,120) (835,099)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Estee Lauder Cos., Inc. (The), Class
A (34,477) (3,038,113)
Everus Construction Group, Inc. (12,615) (1,081,736)
Exact Sciences Corp. (76,000) (4,157,960)
Expand Energy Corp. (75,102) (7,978,836)
Expeditors International of
Washington, Inc. (4,050) (496,490)
Experian plc (2) (98,375) (4,941,098)
Extra Space Storage, Inc., REIT (38,510) (5,427,599)
Exxon Mobil Corp. (16,188) (1,825,197)
FactSet Research Systems, Inc. (2,297) (658,068)
Federal Realty Investment Trust,
REIT (38,489) (3,899,321)
FedEx Corp. (1,761) (415,261)
Ferrovial SE (2) (175,758) (10,095,584)
First American Financial Corp. (62,196) (3,995,471)
First Citizens BancShares, Inc.,
Class A (2,510) (4,490,792)
First Financial Bankshares, Inc. (19,558) (658,127)
First Solar, Inc. (26,050) (5,744,807)
FirstEnergy Corp. (1) (46)
Five Below, Inc. (11,346) (1,755,226)
Flagstar Financial, Inc. (667,400) (7,708,470)
Floor & Decor Holdings, Inc., Class
A (72,997) (5,379,879)
FMC Corp. (130,001) (4,371,934)
Ford Motor Co. (440,155) (5,264,254)
Fortive Corp. (20,932) (1,025,459)
Freeport-McMoRan, Inc. (44,398) (1,741,290)
Freshpet, Inc. (37,221) (2,051,249)
FTI Consulting, Inc. (10,838) (1,751,963)
GATX Corp. (23,844) (4,167,931)
General Mills, Inc. (33,177) (1,672,784)
Gentex Corp. (55,032) (1,557,406)
Genuine Parts Co. (81,148) (11,247,113)
GFL Environmental, Inc. (72,470) (3,434,735)
Glacier Bancorp, Inc. (111,178) (5,411,033)
Globant SA (23,909) (1,371,898)
Globe Life, Inc. (9,467) (1,353,497)
Goldman Sachs Group, Inc. (The) (12,851) (10,233,894)
Goodyear Tire & Rubber Co. (The) (331,073) (2,476,426)
Graphic Packaging Holding Co. (69,980) (1,369,509)
Grocery Outlet Holding Corp. (66,617) (1,069,203)
Guidewire Software, Inc. (5,395) (1,240,095)
GXO Logistics, Inc. (53,649) (2,837,496)
Haemonetics Corp. (40,750) (1,986,155)
Haleon plc (2) (519,302) (2,336,953)
Halliburton Co. (113,697) (2,796,946)
Hamilton Lane, Inc., Class A (16,005) (2,157,314)
Harley-Davidson, Inc. (79,966) (2,231,051)
Hasbro, Inc. (33,220) (2,519,737)
Hayward Holdings, Inc. (133,911) (2,024,734)
HCA Healthcare, Inc. (1,950) (831,090)
Healthcare Realty Trust, Inc., REIT (219,056) (3,949,580)
HealthEquity, Inc. (45,169) (4,280,666)
Healthpeak Properties, Inc., REIT (105,108) (2,012,818)
Hershey Co. (The) (30,730) (5,748,047)
Hewlett Packard Enterprise Co. (92,122) (2,262,516)
Hilton Grand Vacations, Inc. (128,414) (5,368,989)
Hims & Hers Health, Inc. (50,252) (2,850,293)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Home Depot, Inc. (The) (14,752) (5,977,363)
Honeywell International, Inc. (5,473) (1,152,067)
Hormel Foods Corp. (75,193) (1,860,275)
Howard Hughes Holdings, Inc. (236) (19,392)
Hubbell, Inc., Class B (4,861) (2,091,737)
Huntsman Corp. (246,200) (2,210,876)
Hyatt Hotels Corp., Class A (71,584) (10,159,917)
IDACORP, Inc. (27,608) (3,648,397)
IDEX Corp. (13,663) (2,223,790)
Illumina, Inc. (13,299) (1,263,006)
Independence Realty Trust, Inc.,
REIT (139,132) (2,280,373)
Ingersoll Rand, Inc. (57,383) (4,740,983)
Insmed, Inc. (20,850) (3,002,609)
Insperity, Inc. (40,018) (1,968,886)
Inspire Medical Systems, Inc. (52,086) (3,864,781)
Insulet Corp. (10,799) (3,333,975)
Intel Corp. (89,792) (3,012,522)
Intercontinental Exchange, Inc. (9,977) (1,680,925)
International Business Machines
Corp. (18,147) (5,120,358)
International Flavors & Fragrances,
Inc. (42,457) (2,612,804)
International Paper Co. (178,128) (8,265,139)
Intuitive Surgical, Inc. (10,024) (4,483,034)
Invitation Homes, Inc., REIT (84,868) (2,489,178)
Ionis Pharmaceuticals, Inc. (138,508) (9,061,193)
Iridium Communications, Inc. (84,090) (1,468,211)
Iron Mountain, Inc., REIT (61,313) (6,250,247)
J M Smucker Co. (The) (40,156) (4,360,942)
James Hardie Industries plc,
CHESS (2) (234,700) (4,355,889)
JB Hunt Transport Services, Inc. (6,721) (901,757)
Jefferies Financial Group, Inc. (37,602) (2,459,923)
Johnson Controls International plc (31,550) (3,468,923)
JPMorgan Chase & Co. (34,867) (10,998,098)
KB Home (22,485) (1,430,945)
KBR, Inc. (35,249) (1,666,925)
Kemper Corp. (21,486) (1,107,603)
Kenvue, Inc. (131,879) (2,140,396)
Keurig Dr Pepper, Inc. (60,614) (1,546,263)
KeyCorp (313,098) (5,851,802)
Keysight Technologies, Inc. (7,216) (1,262,223)
Kinder Morgan, Inc. (125,683) (3,558,086)
Kinsale Capital Group, Inc. (7,913) (3,365,082)
Kirby Corp. (12,086) (1,008,577)
Kite Realty Group Trust, REIT (233,094) (5,197,996)
KKR & Co., Inc. (80,201) (10,422,120)
Knight-Swift Transportation
Holdings, Inc., Class A (32,797) (1,295,809)
Labcorp Holdings, Inc. (8,803) (2,526,989)
Lamb Weston Holdings, Inc. (76,578) (4,447,650)
Lantheus Holdings, Inc. (21,767) (1,116,429)
Las Vegas Sands Corp. (79,434) (4,272,755)
Lattice Semiconductor Corp. (38,929) (2,854,274)
Lear Corp. (10,176) (1,023,807)
Lennox International, Inc. (3,658) (1,936,399)
Liberty Media Corp.-Liberty Live,
Class C (40,903) (3,966,364)
Light & Wonder, Inc. (6,925) (581,285)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Lithia Motors, Inc., Class A (406) (128,296)
Littelfuse, Inc. (2,479) (642,086)
LivaNova plc (8,001) (419,092)
LKQ Corp. (52,695) (1,609,305)
Louisiana-Pacific Corp. (19,705) (1,750,592)
LPL Financial Holdings, Inc. (6,634) (2,207,065)
Lululemon Athletica, Inc. (2,366) (420,982)
LyondellBasell Industries NV, Class
A (44,269) (2,170,952)
MACOM Technology Solutions
Holdings, Inc. (1,192) (148,392)
Madison Square Garden Sports
Corp., Class A (17,110) (3,883,970)
Maplebear, Inc. (9,599) (352,859)
Marathon Petroleum Corp. (10,870) (2,095,084)
MarketAxess Holdings, Inc. (4,783) (833,438)
Marriott International, Inc., Class A (13,293) (3,462,029)
Marriott Vacations Worldwide Corp. (18,844) (1,254,257)
Marsh & McLennan Cos., Inc. (25,827) (5,204,915)
Martin Marietta Materials, Inc. (16,816) (10,598,788)
Marvell Technology, Inc. (26,831) (2,255,682)
Marzetti Co. (The) (2,262) (390,851)
Masimo Corp. (28,410) (4,191,896)
MasTec, Inc. (11,610) (2,470,724)
McCormick & Co., Inc. (Non-Voting) (62,276) (4,166,887)
McDonald's Corp. (5,931) (1,802,372)
MGM Resorts International (24,817) (860,157)
Microchip Technology, Inc. (120,413) (7,732,923)
Moderna, Inc. (183,596) (4,742,285)
Mondelez International, Inc., Class A (105,778) (6,607,952)
MongoDB, Inc., Class A (9,714) (3,015,031)
Moody's Corp. (552) (263,017)
Morgan Stanley (27,759) (4,412,571)
Morningstar, Inc. (1,263) (293,029)
Mosaic Co. (The) (54,492) (1,889,783)
Motorola Solutions, Inc. (13,089) (5,985,469)
MP Materials Corp. (64,666) (4,337,149)
MSA Safety, Inc. (9,476) (1,630,535)
MSCI, Inc., Class A (1,809) (1,026,445)
Murphy Oil Corp. (46,307) (1,315,582)
Nasdaq, Inc. (7,296) (645,331)
National Storage Affiliates Trust,
REIT (103,580) (3,130,188)
nCino, Inc. (193,170) (5,236,839)
Nestle SA (Registered) (2) (65,083) (5,976,913)
Newell Brands, Inc. (435,829) (2,283,744)
NextEra Energy, Inc. (56,186) (4,241,481)
NIKE, Inc., Class B (35,945) (2,506,445)
Nordson Corp. (12,057) (2,736,336)
Norwegian Cruise Line Holdings Ltd. (17,148) (422,355)
Novanta, Inc. (30,305) (3,035,046)
NRG Energy, Inc. (20,492) (3,318,679)
Nucor Corp. (20,546) (2,782,545)
nVent Electric plc (18,200) (1,795,248)
NVIDIA Corp. (23,340) (4,354,777)
Occidental Petroleum Corp. (102,532) (4,844,637)
Okta, Inc., Class A (23,490) (2,154,033)
Old Dominion Freight Line, Inc. (11,540) (1,624,601)
Olin Corp. (87,303) (2,181,702)
Ollie's Bargain Outlet Holdings, Inc. (16,570) (2,127,588)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
ONE Gas, Inc. (24,292) (1,966,194)
ONEOK, Inc. (67,164) (4,900,957)
Onto Innovation, Inc. (6,765) (874,173)
Option Care Health, Inc. (135,349) (3,757,288)
Oracle Corp. (28,777) (8,093,243)
Organon & Co. (9) (96)
PACCAR, Inc. (25,906) (2,547,078)
Packaging Corp. of America (7,749) (1,688,740)
Park Hotels & Resorts, Inc., REIT (84,415) (935,318)
Parsons Corp. (37,366) (3,098,389)
Paychex, Inc. (45,795) (5,804,974)
Paylocity Holding Corp. (22,251) (3,543,917)
PBF Energy, Inc., Class A (86,433) (2,607,684)
Penn Entertainment, Inc. (36,781) (708,402)
Penumbra, Inc. (13,723) (3,476,310)
Permian Resources Corp., Class A (172,941) (2,213,645)
Perrigo Co. plc (31,686) (705,647)
PG&E Corp. (122,972) (1,854,418)
Phillips 66 (10,124) (1,377,066)
Planet Fitness, Inc., Class A (28,578) (2,966,396)
Plug Power, Inc. (361,755) (842,889)
Polaris, Inc. (25,557) (1,485,628)
Pool Corp. (15,725) (4,875,851)
PotlatchDeltic Corp., REIT (72,155) (2,940,316)
Power Integrations, Inc. (42,445) (1,706,713)
PPL Corp. (88,323) (3,282,083)
Principal Financial Group, Inc. (26,192) (2,171,579)
Progressive Corp. (The) (16,577) (4,093,690)
Prologis, Inc., REIT (83,565) (9,569,864)
Prudential Financial, Inc. (53,323) (5,531,728)
Public Service Enterprise Group,
Inc. (68,552) (5,721,350)
Public Storage, REIT (5,976) (1,726,168)
Quanta Services, Inc. (14,842) (6,150,822)
QuantumScape Corp. (62,813) (773,856)
Quest Diagnostics, Inc. (20,412) (3,890,119)
QXO, Inc. (345,160) (6,578,750)
Range Resources Corp. (159,029) (5,985,852)
RBC Bearings, Inc. (9,168) (3,578,179)
Realty Income Corp., REIT (144,870) (8,806,647)
Regal Rexnord Corp. (19,108) (2,740,852)
Regency Centers Corp., REIT (30,389) (2,215,358)
Repligen Corp. (66,820) (8,931,829)
Revolution Medicines, Inc. (52,016) (2,429,147)
Revvity, Inc. (21,051) (1,845,120)
Rexford Industrial Realty, Inc., REIT (106,301) (4,370,034)
RH (25,759) (5,233,198)
RLI Corp. (39,110) (2,550,754)
Rockwell Automation, Inc. (2,073) (724,576)
Roivant Sciences Ltd. (184,001) (2,783,935)
Royal Caribbean Cruises Ltd. (6,828) (2,209,404)
Ryan Specialty Holdings, Inc., Class
A (93,970) (5,296,149)
S&P Global, Inc. (3,372) (1,641,186)
Saia, Inc. (19,329) (5,786,329)
SBA Communications Corp., REIT (7,885) (1,524,565)
Schlumberger NV (119,664) (4,112,852)
Schneider Electric SE (2) (34,979) (9,845,613)
Scotts Miracle-Gro Co. (The) (19,143) (1,090,194)
Seagate Technology Holdings plc (23,281) (5,495,713)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Selective Insurance Group, Inc. (11,521) (934,007)
Sempra (46,301) (4,166,164)
SentinelOne, Inc., Class A (95,564) (1,682,882)
SharkNinja, Inc. (17,768) (1,832,769)
Sherwin-Williams Co. (The) (7,629) (2,641,618)
Shift4 Payments, Inc., Class A (19,866) (1,537,628)
Silgan Holdings, Inc. (22,987) (988,671)
Silicon Laboratories, Inc. (12,820) (1,681,087)
Simon Property Group, Inc., REIT (37,815) (7,096,741)
Simpson Manufacturing Co., Inc. (8,714) (1,459,246)
Sirius XM Holdings, Inc. (200,809) (4,673,829)
SiteOne Landscape Supply, Inc. (18,720) (2,411,136)
SLM Corp. (249,137) (6,896,112)
Snap, Inc., Class A (448,090) (3,454,774)
SoFi Technologies, Inc. (137,833) (3,641,548)
Somnigroup International, Inc. (84,901) (7,159,701)
Sonoco Products Co. (93,967) (4,049,038)
Sotera Health Co. (211,754) (3,330,890)
Southern Co. (The) (45,159) (4,279,718)
SOUTHSTATE BANK Corp. (44,869) (4,436,198)
Southwest Airlines Co. (239,924) (7,655,975)
Southwest Gas Holdings, Inc. (32,318) (2,531,792)
Sprouts Farmers Market, Inc. (15,495) (1,685,856)
Starbucks Corp. (68,559) (5,800,091)
Steel Dynamics, Inc. (26,543) (3,700,890)
Stellantis NV (2) (846,811) (7,859,728)
Strategy, Inc., Class A (18,822) (6,064,637)
Stryker Corp. (10,923) (4,037,905)
Sun Communities, Inc., REIT (22,319) (2,879,151)
Super Micro Computer, Inc. (31,263) (1,498,748)
Synaptics, Inc. (27,444) (1,875,523)
Synopsys, Inc. (11,644) (5,745,033)
Take-Two Interactive Software, Inc. (10,950) (2,829,042)
Targa Resources Corp. (11,504) (1,927,380)
Teledyne Technologies, Inc. (3,665) (2,147,837)
Tesla, Inc. (16,062) (7,143,093)
Tetra Tech, Inc. (18,811) (627,911)
Texas Capital Bancshares, Inc. (50,356) (4,256,593)
Texas Instruments, Inc. (22,161) (4,071,641)
Thermo Fisher Scientific, Inc. (5,168) (2,506,583)
Thor Industries, Inc. (4,041) (419,011)
Toast, Inc., Class A (29,397) (1,073,284)
Toll Brothers, Inc. (11,474) (1,585,018)
TopBuild Corp. (3,069) (1,199,549)
Toro Co. (The) (30,787) (2,345,969)
TPG, Inc. (47,586) (2,733,816)
Tractor Supply Co. (15,021) (854,244)
Trade Desk, Inc. (The), Class A (58,771) (2,880,367)
Tradeweb Markets, Inc., Class A (13,945) (1,547,616)
Trane Technologies plc (4,438) (1,872,658)
TransUnion (49,875) (4,178,528)
Trex Co., Inc. (133,143) (6,879,499)
Truist Financial Corp. (85,870) (3,925,976)
Uber Technologies, Inc. (38,891) (3,810,151)
UDR, Inc., REIT (286,531) (10,676,145)
Ultragenyx Pharmaceutical, Inc. (67,272) (2,023,542)
Under Armour, Inc., Class A (935,529) (4,668,290)
Union Pacific Corp. (8,108) (1,916,488)
United Parcel Service, Inc., Class B (49,933) (4,170,903)
UnitedHealth Group, Inc. (10,932) (3,774,820)
INVESTMENTS SHARES VALUE ($)
United States - (100.4)% (continued)
Unity Software, Inc. (71,665) (2,869,467)
UWM Holdings Corp., Class A (66,787) (406,733)
Vail Resorts, Inc. (7,790) (1,165,150)
Valaris Ltd. (86,118) (4,199,975)
Valvoline, Inc. (110,584) (3,971,071)
Vertex Pharmaceuticals, Inc. (15,752) (6,169,113)
Vertiv Holdings Co., Class A (16,635) (2,509,556)
VF Corp. (419,876) (6,058,811)
Viking Therapeutics, Inc. (20,859) (548,175)
Visa, Inc., Class A (10,293) (3,513,824)
Visteon Corp. (16,555) (1,984,282)
Vistra Corp. (14,973) (2,933,510)
Vontier Corp. (11,353) (476,485)
Vornado Realty Trust, REIT (134,836) (5,464,903)
Vulcan Materials Co. (43,364) (13,339,634)
Warner Music Group Corp., Class A (25,909) (882,461)
Waste Connections, Inc. (28,719) (5,048,800)
Waste Management, Inc. (49,188) (10,862,186)
Watsco, Inc. (12,628) (5,105,500)
Weatherford International plc (35,739) (2,445,620)
WEC Energy Group, Inc. (36,958) (4,235,017)
Wells Fargo & Co. (102,827) (8,618,959)
Welltower, Inc., REIT (30,660) (5,461,772)
Wendy's Co. (The) (41,584) (380,909)
West Pharmaceutical Services, Inc. (10,082) (2,644,811)
Western Alliance Bancorp (105,477) (9,146,965)
Westlake Corp. (42,659) (3,287,303)
Weyerhaeuser Co., REIT (146,759) (3,638,156)
Whirlpool Corp. (17,266) (1,357,108)
White Mountains Insurance Group
Ltd. (2,848) (4,760,489)
Williams Cos., Inc. (The) (137,212) (8,692,380)
Willis Towers Watson plc (19,263) (6,654,403)
WillScot Holdings Corp. (151,873) (3,206,039)
Wingstop, Inc. (13,195) (3,320,918)
Workday, Inc., Class A (11,382) (2,739,989)
WP Carey, Inc., REIT (91,411) (6,176,641)
Wynn Resorts Ltd. (3,389) (434,707)
XPO, Inc. (55,894) (7,225,417)
Xylem, Inc. (34,991) (5,161,173)
Zebra Technologies Corp., Class A (5,613) (1,667,959)
Zillow Group, Inc., Class C (41,044) (3,162,440)
Zoetis, Inc., Class A (19,164) (2,804,076)
ZoomInfo Technologies, Inc., Class
A (37,547) (409,638)
Zscaler, Inc. (2,161) (647,565)
(1,702,544,359)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (150,710) (3,409,033)
TOTAL COMMON STOCKS
(Proceeds $(3,066,798,197))                                                     (2,914,251,367)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $3,208,779,121, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $37,618,061.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $45,391,864 of investments in securities and $(38,277,622) of securities sold short, which represents 2.67% and (2.25)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended September 30, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.9)%
Germany - ( 0 .9 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (76,382) (3,703,240)
Henkel AG & Co. KGaA (Preference)
(2) (18,106) (1,460,907)
Sartorius AG (Preference) (2) (28,356) (6,628,970)
Volkswagen AG (Preference) (2) (35,497) (3,847,509)
TOTAL PREFERRED STOCKS
(Proceeds $(20,104,594))                                                     (15,640,626)
TOTAL SHORT POSITIONS
(Proceeds $(3,086,902,791)) (2,929,891,993)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.0%
(Cost $607,983,755) 1,493,952,304
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.0% ‡ 203,948,332
NET ASSETS - 100.0% 1,697,900,636
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 99,510,803 5 .9%
Consumer Discretionary (36,629,583) ( 2 .2 )
Consumer Staples (3,612,713) ( 0 .2 )
Energy (70,798,947) ( 4 .2 )
Financials 230,917,895 13 .6
Health Care 73,554,300 4 .3
Industrials 76,324,840 4 .5
Information Technology 149,478,638 8 .8
Materials (79,045,052) ( 4 .7 )
Purchased Options 5,683,046 0 .3
Real Estate (114,930,627) ( 6 .8 )
Utilities 38,383,881 2 .4
Investment Companies 721,210,572 42 .5
U.S. Treasury Obligations 403,905,251 23 .8
Total Investments In Securities
At Value 1,493,952,304 88 .0
Other Assets in Excess of
Liabilities ‡ 203,948,332 12 .0
Net Assets
$ 1,697,900,636 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2025
Shares
Held At
9/30/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 38.7%
INVESTMENT COMPANIES - 38.7%
Limited Purpose
Cash Investment
Fund,
4.13% (a)
(Cost $656,790,428) $377,523,770 $2,415,323,180 $(2,135,939,680) $(18,116) $34,512 $656,923,666 657,055,077 $16,044,754 $–
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 76,800,000 $ (140,355) $ 321,430 $ 181,075
Pay 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 76,700,000 31,897 148,943 180,840
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 588,700,000 74,026 1,137,814 1,211,840
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 278,300,000 215,872 357,009 572,881
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 55,500,000 147,884 (60,419) 87,465
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 55,500,000 147,884 (60,419) 87,465
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 67,100,000 120,579 (53,490) 67,089
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 51,400,000 2,109,556 (281,672) 1,827,884
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 51,400,000 2,109,632 (281,749) 1,827,883
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 39,600,000 1,375,784 (82,899) 1,292,885
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 39,600,000 1,376,246 (83,360) 1,292,886
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 15,900,000 18,502 43,662 62,164
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 16,000,000 18,618 43,937 62,555
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 1,197,100,000 921,822 2,851,047 3,772,869
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 240,400,000 185,120 572,542 757,662
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 118,300,000 1,778,604 (540,394) 1,238,210
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 118,400,000 1,818,276 (579,020) 1,239,256
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 82,900,000 1,137,029 (427,977) 709,052
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 82,900,000 1,136,886 (427,834) 709,052
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 520,800,000 907,358 2,077,779 2,985,137
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 520,800,000 907,358 2,077,766 2,985,124
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 349,400,000 883,312 648,573 1,531,885
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 349,400,000 883,319 648,566 1,531,885
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 28,900,000 152,490 17,570 170,060
Receive 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 29,000,000 153,095 17,574 170,669
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 84,000,000 388,778 46,910 435,688
Receive 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 84,100,000 389,353 46,853 436,206
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 9,301,100,000 (158,226) 186,244 28,018
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 9,301,200,000 (158,223) 186,242 28,019
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 480,000,000 (28,872) 39,477 10,605
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 4,284,800,000 (482,190) 576,857 94,667
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 5,611,600,000 41,200 221,470 262,670
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 5,611,600,000 41,200 221,469 262,669
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 146,800,000 (448,825) 459,955 11,130
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 146,700,000 (448,717) 459,840 11,123
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 5,500,000 575 519 1,094
Receive 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 5,500,000 575 519 1,094
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 22,700,000 213,311 256,943 470,254
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 22,600,000 226,133 242,050 468,183
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 81,400,000 1,574,902 345,435 1,920,337
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 81,300,000 1,572,954 345,023 1,917,977
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,709,200,000 (832,199) 1,103,385 271,186
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 1,709,100,000 (832,207) 1,103,378 271,171
19,530,316 13,927,548 33,457,864
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 57,300,000 (174,045) (589,509) (763,554)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 57,200,000 (173,742) (588,480) (762,222)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 22,200,000 (395,874) 81,486 (314,388)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 22,100,000 (394,090) 81,118 (312,972)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 20,860,400,000 (30,453) (228,796) (259,249)
Pay 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 20,860,300,000 (30,452) (228,796) (259,248)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 99,900,000 (142,251) (249,560) (391,811)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 99,900,000 (142,181) (249,629) (391,810)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 267,600,000 (583,231) (659,309) (1,242,540)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 267,700,000 (584,034) (658,972) (1,243,006)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 27,800,000 $ 51,504 $ (230,289) $ (178,785)
Receive 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 7,300,000 74,053 (121,000) (46,947)
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 44,600,000 373,453 (565,458) (192,005)
Receive 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 44,600,000 516,972 (708,977) (192,005)
Receive 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 440,800,000 (970,819) 924,248 (46,571)
Receive 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 440,700,000 (970,639) 924,205 (46,434)
(3,575,829) (3,067,718) (6,643,547)
$ 15,954,487 $ 10,859,830 $ 26,814,317
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 10/30/2025 HKD 58,892,400 $ 107,945
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 260,304,812 2,460,842
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 12/11/2025 KRW 27,361,375,000 737,363
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/15/2025 TWD 1,276,887,600 770,517

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.20%)
Monthly CITI 12/17/2025 AUD (6,890,906) $ 3,124
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly CITI 12/17/2025 BRL 101,603,741 412,649
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 USD 7,184,592 345,956
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.20%)
Monthly CITI 12/17/2025 EUR (15,204,460) –
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 12/17/2025 EUR 33,194,346 564,520
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.28%)
Monthly CITI 12/17/2025 SGD (32,942,198) 319,409
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly CITI 12/17/2025 SEK 314,821,216 33,612

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.30%)
Monthly CITI 12/17/2025 CHF (9,238,976) $ 189,604
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly CITI 12/17/2025 GBP 3,543,811 38,187
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly BANA 12/17/2025 ILS 1,238,959 21,639
Total unrealized appreciation 6,005,367
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR (95,143,104) (3,074,705)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 12/19/2025 CHF (49,997,780) (591,416)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 PLN (19,599,020) (9,336)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.90%)
Monthly CITI 12/17/2025 CAD (4,262,142) (94,860)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS
Monthly CITI 12/17/2025 MXN (396,042,488) (757,867)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR
Monthly CITI 12/17/2025 EUR (118,473,274) (10,495,360)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-1.35%)
Monthly CITI 12/17/2025 PLN (35,028,297) $ (10,565)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.55%)
Monthly CITI 12/17/2025 ZAR (488,595,542) (1,824,467)
Total unrealized depreciation (16,858,576)
Net unrealized depreciation $ (10,853,209)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 2,350 10/2025 USD $ 155,170,500 $ (1,946,731)
IBEX 35 Index 363 10/2025 EUR 66,092,444 1,152,370
LME Copper Base Metal 11 10/2025 USD 2,816,605 175,690
LME Copper Base Metal 35 10/2025 USD 8,962,730 552,188
LME Copper Base Metal 71 10/2025 USD 18,182,710 1,000,323
OMXS30 Index 2,370 10/2025 SEK 67,089,246 727,457
RBOB Gasoline 754 10/2025 USD 60,875,396 (123,870)
SGX FTSE Taiwan Index 329 10/2025 USD 28,139,370 (235,997)
LME Copper Base Metal 3 11/2025 USD 769,227 36,844
LME Copper Base Metal 70 11/2025 USD 17,951,132 914,698
Low Sulphur Gasoil 246 11/2025 USD 16,900,200 (169,791)
Soybean 1,099 11/2025 USD 55,046,163 (899,918)
Australia 10 Year Bond 8,595 12/2025 AUD 643,186,759 (2,722,833)
Corn 70 12/2025 USD 1,454,250 (31,691)
DAX Index 11 12/2025 EUR 7,752,281 35,752
Euro-Bund 2,330 12/2025 EUR 351,489,085 (492,850)
FTSE/MIB Index 422 12/2025 EUR 105,268,070 71,634
KOSPI 200 Index 571 12/2025 KRW 48,414,231 3,096,096
LME Copper Base Metal 1 12/2025 USD 256,638 (2,261)
LME Copper Base Metal 48 12/2025 USD 2,386,200 (10,036,000)
LME Copper Base Metal 70 12/2025 USD 17,969,875 (26,772)
LME Copper Base Metal 119 12/2025 USD 30,557,504 (106,976)
Long Gilt 3,845 12/2025 GBP 470,056,672 2,651,440
SET50 Index 3,057 12/2025 THB 15,392,073 (85,141)
TOPIX Index 1,463 12/2025 JPY 310,733,543 1,510,005
Total of long contracts (4,956,334)
Short Contracts
CAC 40 10 Euro Index (94) 10/2025 EUR (8,712,977) (39,720)
Hang Seng Index (16) 10/2025 HKD (2,766,607) (35,537)
HSCEI (393) 10/2025 HKD (24,180,109) (340,021)
IFSC NIFTY 50 Index (434) 10/2025 USD (21,492,982) 117,774

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (11) 10/2025 USD $ (2,816,605) $ (170,910)
LME Copper Base Metal (35) 10/2025 USD (8,962,730) (548,021)
LME Copper Base Metal (71) 10/2025 USD (18,182,710) (1,002,453)
MSCI Singapore Index (1,068) 10/2025 SGD (37,037,854) (813)
Natural Gas (2,085) 10/2025 USD (68,867,550) (1,282,925)
NY Harbor ULSD (155) 10/2025 USD (15,129,891) (4,657)
WTI Crude Oil (1,386) 10/2025 USD (86,444,820) 1,212,343
LME Copper Base Metal (3) 11/2025 USD (769,227) (35,239)
LME Copper Base Metal (70) 11/2025 USD (17,951,133) (905,791)
100 oz Gold (157) 12/2025 USD (60,809,240) (7,551,316)
Canada 10 Year Bond (5,332) 12/2025 CAD (468,796,091) (2,787,642)
Euro STOXX 50 Index (995) 12/2025 EUR (64,728,840) (1,174,757)
FTSE 100 Index (81) 12/2025 GBP (10,248,239) (128,640)
FTSE/JSE Top 40 Index (300) 12/2025 ZAR (17,745,686) (559,384)
Japan 10 Year Bond (242) 12/2025 JPY (222,174,933) 2,038,224
LME Copper Base Metal (1) 12/2025 USD (256,638) 2,110
LME Copper Base Metal (48) 12/2025 USD (2,386,200) 10,026,688
LME Copper Base Metal (60) 12/2025 USD (15,407,145) (574,247)
LME Copper Base Metal (70) 12/2025 USD (17,969,875) (9)
MEX BOLSA Index (11) 12/2025 MXN (380,962) (6,928)
S&P 500 E-Mini Index (342) 12/2025 USD (115,232,625) (831,520)
S&P/TSX 60 Index (447) 12/2025 CAD (113,881,095) (2,466,794)
Silver (371) 12/2025 USD (86,517,200) (14,247,366)
SPI 200 Index (470) 12/2025 AUD (68,987,353) (230,183)
U.S. Treasury 10 Year Note (7,909) 12/2025 USD (889,762,500) (3,269,007)
Total of short contracts (24,796,741)
Net unrealized depreciation $ (29,753,075)
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 88,496,830 USD 57,475,375 CITI 12/17/2025 $ 1,136,483
AUD 88,496,830 USD 57,475,260 JPMC 12/17/2025 1,136,598
BRL 355,336,411 USD 63,771,246 CITI
**
12/17/2025 1,786,939
BRL 355,336,411 USD 63,771,118 JPMC
**
12/17/2025 1,787,067
CHF 1,170,500 USD 1,480,842 CITI 12/17/2025 3,187
CHF 1,170,500 USD 1,480,839 JPMC 12/17/2025 3,190
CNY 244,390,789 USD 34,402,900 CITI
**
12/17/2025 68,882
CNY 244,390,800 USD 34,402,832 JPMC
**
12/17/2025 68,951
EUR 12,692,000 USD 14,891,553 CITI 12/17/2025 76,125
EUR 12,692,000 USD 14,891,523 JPMC 12/17/2025 76,154
GBP 18,238,000 USD 24,391,623 CITI 12/17/2025 138,999
GBP 18,238,000 USD 24,391,574 JPMC 12/17/2025 139,048
HUF 115,000,000 USD 336,207 CITI 12/17/2025 8,344
HUF 115,000,000 USD 336,206 JPMC 12/17/2025 8,345
ILS 32,379,500 USD 9,708,322 CITI 12/17/2025 69,731
ILS 32,379,500 USD 9,708,302 JPMC 12/17/2025 69,750
JPY 19,196,053,781 USD 130,353,475 CITI 12/17/2025 489,918
JPY 19,196,053,780 USD 130,380,024 JPMC 12/17/2025 463,369
KRW 5,300,000,000 USD 3,777,068 CITI
**
12/17/2025 11,033
KRW 5,300,000,001 USD 3,777,061 JPMC
**
12/17/2025 11,040
NOK 1,845,665,371 USD 182,726,126 CITI 12/17/2025 2,258,456

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 1,845,665,370 USD 182,725,760 JPMC 12/17/2025 $ 2,258,822
SEK 748,789,379 USD 79,811,974 CITI 12/17/2025 110,831
SEK 748,789,378 USD 79,811,814 JPMC 12/17/2025 110,990
TWD 345,240,297 USD 11,352,430 CITI
**
12/17/2025 47,265
TWD 345,240,296 USD 11,352,407 JPMC
**
12/17/2025 47,287
USD 21,498,584 AUD 32,222,500 CITI 12/17/2025 157,474
USD 21,498,627 AUD 32,222,500 JPMC 12/17/2025 157,517
USD 8,359,749 BRL 45,256,000 CITI
**
12/17/2025 10,193
USD 8,359,766 BRL 45,256,000 JPMC
**
12/17/2025 10,210
USD 99,467,466 CAD 136,365,287 CITI 12/17/2025 1,125,454
USD 99,467,665 CAD 136,365,287 JPMC 12/17/2025 1,125,653
USD 6,707,117 CHF 5,279,500 CITI 12/17/2025 13,455
USD 6,707,130 CHF 5,279,500 JPMC 12/17/2025 13,469
USD 130,690 CLP 125,573,150 CITI
**
12/17/2025 86
USD 130,690 CLP 125,573,150 JPMC
**
12/17/2025 86
USD 10,313,636 CNY 73,021,491 CITI
**
12/17/2025 13,816
USD 10,313,656 CNY 73,021,493 JPMC
**
12/17/2025 13,837
USD 3,514,639 DKK 22,212,500 CITI 12/17/2025 2,712
USD 3,514,646 DKK 22,212,500 JPMC 12/17/2025 2,719
USD 13,265,099 EUR 11,228,500 CITI 12/17/2025 23,327
USD 13,265,126 EUR 11,228,500 JPMC 12/17/2025 23,354
USD 146,952,629 GBP 108,877,970 CITI 12/17/2025 508,704
USD 146,952,921 GBP 108,877,968 JPMC 12/17/2025 508,998
USD 2,264,900 HUF 749,795,918 CITI 12/17/2025 18,439
USD 2,264,905 HUF 749,795,918 JPMC 12/17/2025 18,443
USD 370,172 IDR 6,101,362,000 CITI
**
12/17/2025 5,280
USD 370,173 IDR 6,101,362,000 JPMC
**
12/17/2025 5,281
USD 669,821 ILS 2,209,500 CITI 12/17/2025 2,589
USD 669,822 ILS 2,209,500 JPMC 12/17/2025 2,591
USD 21,417,249 JPY 3,120,579,281 CITI 12/17/2025 146,878
USD 21,419,592 JPY 3,120,579,280 JPMC 12/17/2025 149,221
USD 1,856,783 KRW 2,562,740,249 CITI
**
12/17/2025 25,100
USD 1,856,787 KRW 2,562,740,250 JPMC
**
12/17/2025 25,104
USD 597,900 MXN 11,000,000 CITI 12/17/2025 2,188
USD 597,901 MXN 11,000,000 JPMC 12/17/2025 2,189
USD 6,874,240 NOK 68,000,000 CITI 12/17/2025 58,838
USD 6,874,253 NOK 68,000,000 JPMC 12/17/2025 58,851
USD 3,037,717 NZD 5,129,500 CITI 12/17/2025 54,849
USD 3,037,723 NZD 5,129,500 JPMC 12/17/2025 54,855
USD 4,100,124 PLN 14,844,156 CITI 12/17/2025 21,348
USD 4,100,132 PLN 14,844,156 JPMC 12/17/2025 21,357
USD 65,197,238 SEK 604,250,325 CITI 12/17/2025 701,958
USD 65,197,368 SEK 604,250,324 JPMC 12/17/2025 702,088
USD 40,752,748 SGD 51,948,348 CITI 12/17/2025 247,978
USD 40,752,834 SGD 51,948,353 JPMC 12/17/2025 248,059
USD 19,162,017 THB 615,430,040 CITI 12/17/2025 48,639
USD 19,162,055 THB 615,430,040 JPMC 12/17/2025 48,677
USD 3,453,103 TWD 104,021,751 CITI
**
12/17/2025 18,347
USD 3,453,034 TWD 104,021,747 JPMC
**
12/17/2025 18,278
ZAR 317,493,224 USD 17,884,121 CITI 12/17/2025 398,348
ZAR 317,493,220 USD 17,884,085 JPMC 12/17/2025 398,384
Total unrealized appreciation 19,602,025
CAD 44,076,500 USD 32,087,868 CITI 12/17/2025 (301,394)
CAD 44,076,500 USD 32,087,804 JPMC 12/17/2025 (301,329)
CHF 7,387,500 USD 9,436,469 CITI 12/17/2025 (70,160)
CHF 7,387,500 USD 9,436,450 JPMC 12/17/2025 (70,142)
CNY 220,273,056 USD 31,134,092 CITI
**
12/17/2025 (64,162)
CNY 220,273,074 USD 31,134,032 JPMC
**
12/17/2025 (64,099)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 15,811,000 USD 18,669,984 CITI 12/17/2025 $ (24,068)
EUR 15,811,000 USD 18,669,947 JPMC 12/17/2025 (24,032)
GBP 64,090,001 USD 86,649,826 CITI 12/17/2025 (446,975)
GBP 64,089,999 USD 86,649,650 JPMC 12/17/2025 (446,802)
INR 3,862,244,845 USD 43,740,593 CITI
**
12/17/2025 (471,585)
INR 3,862,244,845 USD 43,740,505 JPMC
**
12/17/2025 (471,498)
JPY 24,405,089,633 USD 167,402,148 CITI 12/17/2025 (1,053,129)
JPY 24,405,089,632 USD 167,480,982 JPMC 12/17/2025 (1,131,964)
KRW 63,748,597,201 USD 46,072,927 CITI
**
12/17/2025 (509,510)
KRW 63,748,597,200 USD 46,072,834 JPMC
**
12/17/2025 (509,416)
NZD 113,013,928 USD 66,579,564 CITI 12/17/2025 (860,556)
NZD 113,013,929 USD 66,579,431 JPMC 12/17/2025 (860,423)
SEK 39,322,714 USD 4,198,130 CITI 12/17/2025 (979)
SEK 39,322,714 USD 4,198,121 JPMC 12/17/2025 (971)
SGD 34,424,071 USD 26,982,701 CITI 12/17/2025 (141,827)
SGD 34,424,076 USD 26,982,651 JPMC 12/17/2025 (141,773)
TWD 1,388,220,889 USD 46,113,299 CITI
**
12/17/2025 (274,809)
TWD 1,388,220,887 USD 46,113,206 JPMC
**
12/17/2025 (274,715)
USD 38,454,050 AUD 58,349,000 CITI 12/17/2025 (190,761)
USD 38,454,127 AUD 58,349,000 JPMC 12/17/2025 (190,684)
USD 15,148,728 BRL 83,353,500 CITI
**
12/17/2025 (229,668)
USD 15,148,759 BRL 83,353,500 JPMC
**
12/17/2025 (229,638)
USD 294,000,995 CHF 233,036,065 CITI 12/17/2025 (1,455,881)
USD 294,001,583 CHF 233,036,065 JPMC 12/17/2025 (1,455,293)
USD 1,168,944 CLP 1,130,158,350 CITI
**
12/17/2025 (6,492)
USD 1,168,967 CLP 1,130,158,350 JPMC
**
12/17/2025 (6,469)
USD 27,287,281 CNY 193,782,401 CITI
**
12/17/2025 (46,092)
USD 27,287,340 CNY 193,782,427 JPMC
**
12/17/2025 (46,037)
USD 374,179 DKK 2,380,712 CITI 12/17/2025 (2,226)
USD 374,179 DKK 2,380,711 JPMC 12/17/2025 (2,225)
USD 101,242,003 EUR 86,323,925 CITI 12/17/2025 (559,813)
USD 101,242,205 EUR 86,323,925 JPMC 12/17/2025 (559,611)
USD 16,788 GBP 12,500 CITI 12/17/2025 (25)
USD 16,788 GBP 12,500 JPMC 12/17/2025 (25)
USD 9,148,822 HKD 71,142,500 CITI 12/17/2025 (7,936)
USD 9,148,751 HKD 71,142,500 JPMC 12/17/2025 (8,008)
USD 3,948,114 HUF 1,337,704,082 CITI 12/17/2025 (59,777)
USD 3,948,122 HUF 1,337,704,082 JPMC 12/17/2025 (59,769)
USD 27,470,200 ILS 91,841,230 CITI 12/17/2025 (264,274)
USD 27,470,255 ILS 91,841,230 JPMC 12/17/2025 (264,219)
USD 9,730,642 JPY 1,433,347,570 CITI 12/17/2025 (39,286)
USD 9,728,916 JPY 1,433,347,569 JPMC 12/17/2025 (41,012)
USD 110,606,265 MXN 2,090,549,436 CITI 12/17/2025 (2,608,849)
USD 110,606,486 MXN 2,090,549,437 JPMC 12/17/2025 (2,608,628)
USD 4,888,671 NOK 49,197,242 CITI 12/17/2025 (42,197)
USD 4,888,680 NOK 49,197,241 JPMC 12/17/2025 (42,187)
USD 11,768,825 PLN 43,058,842 CITI 12/17/2025 (62,587)
USD 11,768,849 PLN 43,058,842 JPMC 12/17/2025 (62,564)
USD 61,927,416 SEK 580,772,402 CITI 12/17/2025 (61,924)
USD 61,927,540 SEK 580,772,402 JPMC 12/17/2025 (61,800)
USD 20,071,257 THB 647,569,960 CITI 12/17/2025 (40,289)
USD 20,071,297 THB 647,569,960 JPMC 12/17/2025 (40,249)
USD 953,150 TWD 29,007,250 CITI
**
12/17/2025 (4,658)
USD 953,281 TWD 29,007,252 JPMC
**
12/17/2025 (4,527)
USD 17,692,802 ZAR 312,012,002 CITI 12/17/2025 (274,037)
USD 17,692,837 ZAR 312,011,998 JPMC 12/17/2025 (274,002)
ZAR 2,000,000 USD 115,181 CITI 12/17/2025 (14)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 2,000,000 USD 115,181 JPMC 12/17/2025 $ (14)
Total unrealized depreciation (20,430,065)
Net unrealized depreciation $ (828,040)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.10% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
56 months
maturity
04/12/2030
$6,599,663 $(782,620) $7,255 $(775,365)
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
36 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.88% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
7-59 months
maturity
ranging from
04/16/2026
- 07/31/2030
$3,126,800 $68,111 $(7,531) $60,580
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.95% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
7-60 months
maturity
ranging from
04/17/2026
- 09/02/2030
$5,792,455 $108,459 $(1,928) $106,531

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.40% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/29/2027
$4,686,576 $(710) $(459) $(1,169)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.38% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
56-61 months
maturity ranging
from 04/11/2030
- 10/03/2030
$58,378,683 $(1,198,104) $108,266 $(1,089,838)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
China CITIC Bank Corp. Ltd. 2,235,000 1,919,118 (145,872) 13 .4
China Communications Services Corp. Ltd. 1,642,000 969,545 3,160 ( 0 .3 )
China Construction Bank Corp. 744,000 713,620 (27,326) 2 .5
China Everbright Bank Co. Ltd. 1,475,000 614,113 (54,967) 5 .0
China Feihe Ltd. 871,000 447,238 (38,520) 3 .5
China Hongqiao Group Ltd. 392,500 1,329,332 120,856 ( 11 .1 )
China Merchants Port Holdings Co. Ltd. 520,000 973,586 (40,093) 3 .7
China Minsheng Banking Corp. Ltd. 2,423,500 1,279,057 (78,760) 7 .2
China Resources Pharmaceutical Group Ltd. 2,590,500 1,601,111 (43,344) 4 .0
CITIC Ltd. 705,000 1,032,626 (49,976) 4 .6
Far East Horizon Ltd. 1,301,000 1,148,539 (18,390) 1 .7
Geely Automobile Holdings Ltd. 459,000 1,153,111 37,159 ( 3 .4 )
Hansoh Pharmaceutical Group Co. Ltd. 258,000 1,196,842 (86,204) 7 .9
Hisense Home Appliances Group Co. Ltd. 337,000 1,053,075 65,713 ( 6 .0 )
JD.com, Inc. 23,150 405,600 26,309 ( 2 .4 )
Jiangxi Copper Co. Ltd. 368,000 1,441,157 296,765 ( 27 .2 )
Kingsoft Corp. Ltd. 292,600 1,298,332 44,754 ( 4 .1 )
Kunlun Energy Co. Ltd. 2,182,000 1,948,910 (86,740) 8 .0
People's Insurance Co. Group of China Ltd. (The) 1,290,000 1,128,547 16,242 ( 1 .5 )
Sinopharm Group Co. Ltd. 349,200 821,326 (11,518) 1 .1
Sinotruk Hong Kong Ltd. 868,500 2,561,067 92,377 ( 8 .5 )

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
Zhongsheng Group Holdings Ltd. 227,000 424,204 (41,934) 3 .8
Hong Kong
Sino Biopharmaceutical Ltd. 594,000 619,136 (60,205) 5 .5
Short Positions
Common Stocks
China
Akeso, Inc. (31,000) (563,211) (5,112) 0 .5
ANTA Sports Products Ltd. (82,400) (987,019) 24,193 ( 2 .2 )
Beijing Enterprises Water Group Ltd. (3,508,000) (1,078,118) 66,880 ( 6 .1 )
Bilibili, Inc. (21,620) (611,347) (97,654) 9 .0
CGN Power Co. Ltd. (3,236,000) (1,201,260) 17,134 ( 1 .6 )
China Longyuan Power Group Corp. Ltd. (1,153,000) (1,230,130) (56,676) 5 .2
China Merchants Bank Co. Ltd. (140,000) (837,897) 23,121 ( 2 .1 )
China Petroleum & Chemical Corp. (806,000) (418,681) 15,290 ( 1 .4 )
China Resources Beer Holdings Co. Ltd. (197,500) (694,881) 10,662 ( 1 .0 )
China Resources Gas Group Ltd. (244,600) (622,566) 15,497 ( 1 .4 )
China Ruyi Holdings Ltd. (2,252,000) (859,481) (43,408) 4 .0
China Shenhua Energy Co. Ltd. (120,000) (572,828) (2,277) 0 .2
GCL Technology Holdings Ltd. (4,809,000) (809,654) 49,322 ( 4 .5 )
Hua Hong Semiconductor Ltd. (95,000) (976,243) (402,235) 36 .9
Jiangsu Expressway Co. Ltd. (640,000) (741,819) 18,093 ( 1 .7 )
Kuaishou Technology (44,800) (484,551) (64,584) 5 .9
Meituan (89,100) (1,190,266) (49,316) 4 .5
MINISO Group Holding Ltd. (84,800) (477,809) 71,400 ( 6 .6 )
NIO, Inc. (279,140) (2,111,195) (396,600) 36 .4
Nongfu Spring Co. Ltd. (219,200) (1,514,852) (54,355) 5 .0
Ping An Insurance Group Co. of China Ltd. (129,500) (881,000) 70,869 ( 6 .5 )
Shenzhou International Group Holdings Ltd. (139,200) (1,102,003) (26,067) 2 .4
Tsingtao Brewery Co. Ltd. (146,000) (993,466) (40,388) 3 .7
XPeng, Inc. (63,700) (748,466) (86,660) 8 .0
Yankuang Energy Group Co. Ltd. (1,107,800) (1,448,169) (81,560) 7 .5
Zijin Mining Group Co. Ltd. (134,000) (560,257) (63,307) 5 .8
ZTO Express Cayman, Inc. (53,250) (1,007,380) 6,717 ( 0 .6 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-20.50% to 1.00%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
7-61 months
maturity
ranging from
04/17/2026
- 09/03/2030
$42,774,185 $85,172 $1,329,871 $1,415,043

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 463,100 1,922,097 11,987 0 .8
TIM SA/Brazil 214,600 947,550 13,031 0 .9
Vibra Energia SA 191,400 884,311 7,504 0 .5
Chile
Cencosud SA 261,913 745,408 (35,893) ( 2 .5 )
Enel Chile SA 6,383,392 494,068 17,114 1 .2
Indonesia
Astra International Tbk. PT 1,170,900 406,070 102 0 .0 (a)
South Korea
DB Insurance Co. Ltd. 9,026 892,021 (34,835) ( 2 .5 )
Doosan Bobcat, Inc. 8,419 333,076 2,163 0 .2
Hana Financial Group, Inc. 6,367 395,868 (19,689) ( 1 .4 )
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 2,078 608,895 (17,997) ( 1 .3 )
HMM Co. Ltd. 23,405 335,403 (63,466) ( 4 .5 )
Hyundai Glovis Co. Ltd. 3,594 423,986 (56,884) ( 4 .0 )
Industrial Bank of Korea 43,402 602,203 (21,628) ( 1 .5 )
Kia Corp. 5,991 430,015 (8,792) ( 0 .6 )
Korea Electric Power Corp. 44,702 1,153,346 (38,000) ( 2 .7 )
LG Innotek Co. Ltd. 4,057 544,451 32,818 2 .3
Samsung SDS Co. Ltd. 3,083 360,951 (5,716) ( 0 .4 )
SK Hynix, Inc. 7,498 1,858,739 45,334 3 .2
Taiwan
Evergreen Marine Corp. Taiwan Ltd. 249,000 1,466,543 (51,851) ( 3 .7 )
Hon Hai Precision Industry Co. Ltd. 81,000 578,352 7,702 0 .5
International Games System Co. Ltd. 41,000 1,061,611 (29,742) ( 2 .1 )
Pegatron Corp. 343,000 798,899 4,432 0 .3
Pou Chen Corp. 519,000 492,609 2,791 0 .2
Taiwan Semiconductor Manufacturing Co. Ltd. 11,000 477,816 15,401 1 .1
Yang Ming Marine Transport Corp. 317,000 552,914 (38,064) ( 2 .7 )
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 169,400 563,049 1,397 0 .1
Cia Energetica de Minas Gerais (Preference) 277,100 580,519 (15,248) ( 1 .1 )
Short Positions
Common Stocks
Brazil
Localiza Rent a Car SA (61,900) (458,820) 9,314 0 .7
PRIO SA/Brazil (143,900) (1,030,937) 6,862 0 .5
Raia Drogasil SA (203,900) (705,686) 7,653 0 .5
Rede D'Or Sao Luiz SA (116,400) (920,309) (25,956) ( 1 .8 )
South Korea
Alteogen, Inc. (1,742) (573,309) 24,226 1 .7
Celltrion, Inc. (3,605) (446,036) (5,784) ( 0 .4 )
Ecopro Co. Ltd. (22,538) (763,790) 49,344 3 .5
Hanjin Kal Corp. (5,328) (381,679) 68,457 4 .8
HLB, Inc. (17,178) (463,110) 22,105 1 .6
POSCO Holdings, Inc. (3,230) (634,859) 29,204 2 .1
Samsung SDI Co. Ltd. (13,109) (1,918,741) 20,596 1 .5
Samyang Foods Co. Ltd. (1,052) (1,146,566) 57,295 4 .0

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
SK Biopharmaceuticals Co. Ltd. (6,987) (506,996) 37,191 2 .6
SK Innovation Co. Ltd. (13,190) (945,522) 71,268 5 .0
SKC Co. Ltd. (9,829) (710,162) 24,014 1 .7
Yuhan Corp. (7,942) (676,967) (7,715) ( 0 .5 )
Taiwan
Asia Vital Components Co. Ltd. (29,000) (943,273) 25,257 1 .8
China Steel Corp. (1,506,000) (960,973) (80) 0 .0 (a)
Formosa Plastics Corp. (647,000) (820,186) (16,059) ( 1 .1 )
Mega Financial Holding Co. Ltd. (544,000) (758,528) (12,815) ( 0 .9 )
Quanta Computer, Inc. (81,000) (775,911) (41,065) ( 2 .9 )
Unimicron Technology Corp. (154,000) (771,771) (16,919) ( 1 .2 )
Wiwynn Corp. (10,000) (1,095,712) (45,599) ( 3 .2 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-5.50% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
03/26/2027
- 04/22/2027
$23,282,339 $(69,283) $257,354 $188,071
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
CPFL Energia SA 30,000 222,087 2,050 1 .1
Telefonica Brasil SA 177,700 1,137,534 414 0 .2
TIM SA/Brazil 164,800 727,662 10,007 5 .3
South Korea
DB Insurance Co. Ltd. 12,620 1,247,209 (47,525) ( 25 .3 )
Doosan Bobcat, Inc. 11,605 459,121 3,397 1 .8
Hana Financial Group, Inc. 6,730 418,437 (20,412) ( 10 .9 )
HMM Co. Ltd. 19,315 276,791 (52,075) ( 27 .7 )
Hyundai Glovis Co. Ltd. 4,162 490,994 (65,367) ( 34 .8 )
Industrial Bank of Korea 32,458 450,355 (15,749) ( 8 .4 )
Kia Corp. 20,796 1,492,672 (29,133) ( 15 .5 )
Korea Investment Holdings Co. Ltd. 2,038 210,776 (17,210) ( 9 .2 )
LG Innotek Co. Ltd. 1,461 196,067 11,986 6 .4
Shinhan Financial Group Co. Ltd. 4,508 227,284 (369) ( 0 .2 )
SK Telecom Co. Ltd. 2,996 116,141 (4,116) ( 2 .2 )
Woori Financial Group, Inc. 94,761 1,754,894 (43,936) ( 23 .4 )
Taiwan
Asia Cement Corp. 65,000 81,507 3,088 1 .6
Compal Electronics, Inc. 860,000 918,756 38,640 20 .5
Far Eastern New Century Corp. 143,000 130,592 (1,952) ( 1 .0 )

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd. 35,000 249,905 2,960 1 .6
Innolux Corp. 255,200 121,033 3,825 2 .0
Pegatron Corp. 333,000 775,607 3,152 1 .7
Pou Chen Corp. 439,000 416,677 1,743 0 .9
President Chain Store Corp. 41,000 333,900 (7,230) ( 3 .8 )
Realtek Semiconductor Corp. 55,000 995,694 3,588 1 .9
Synnex Technology International Corp. 94,000 195,319 2,921 1 .6
Taiwan Semiconductor Manufacturing Co. Ltd. 24,300 1,055,539 32,498 17 .3
Zhen Ding Technology Holding Ltd. 34,000 185,936 (7,559) ( 4 .0 )
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 96,700 321,410 797 0 .4
Cia Energetica de Minas Gerais (Preference) 67,310 141,013 (3,704) ( 2 .0 )
Short Positions
Common Stocks
Brazil
Raia Drogasil SA (20,000) (69,219) 751 0 .4
Rede D'Or Sao Luiz SA (19,200) (151,803) (4,281) ( 2 .3 )
China
Silergy Corp. (9,000) (76,649) 8,866 4 .7
South Korea
Hyundai Motor Co. (2,234) (342,480) 7,139 3 .8
Korea Aerospace Industries Ltd. (11,487) (886,955) 70,156 37 .3
LG Chem Ltd. (1,397) (277,331) 18,223 9 .7
LG Display Co. Ltd. (36,338) (373,082) (33,976) ( 18 .1 )
Meritz Financial Group, Inc. (3,937) (319,358) 31,213 16 .6
Samsung Biologics Co. Ltd. (513) (365,589) 13,530 7 .2
Samsung Heavy Industries Co. Ltd. (23,295) (363,812) (91) 0 .0 (a)
SK Biopharmaceuticals Co. Ltd. (5,170) (375,150) 27,153 14 .4
SK Innovation Co. Ltd. (1,243) (89,104) 6,629 3 .5
Yuhan Corp. (1,929) (164,426) (2,022) ( 1 .1 )
Taiwan
China Steel Corp. (1,232,000) (786,135) 1,107 0 .6
First Financial Holding Co. Ltd. (386,310) (379,008) (1,018) ( 0 .5 )
Hotai Motor Co. Ltd. (55,500) (1,083,482) 6,304 3 .4
Hua Nan Financial Holdings Co. Ltd. (73,447) (71,410) 88 0 .0 (a)
Mega Financial Holding Co. Ltd. (203,869) (284,265) (4,386) ( 2 .3 )
Nan Ya Plastics Corp. (315,000) (408,911) (13,682) ( 7 .3 )
SinoPac Financial Holdings Co. Ltd. (297,797) (244,726) (2,402) ( 1 .3 )
Taiwan Cooperative Financial Holding Co. Ltd. (851,254) (688,562) (4,409) ( 2 .3 )
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 155.9%
COMMON STOCKS - 81.1%
Communication Services - 3 .0%
Diversified Telecommunication Services - 1 .0%
AT&T, Inc. (a)
6,886 194,461
Liberty Global Ltd., Class A
(Belgium) *(a) 5,770 66,124
NTT, Inc. (Japan) (2)(a)
7,000 7,317
Orange SA (France) (2)(a)
10,188 165,259
Telenor ASA (Norway) (2)(a)
10,037 166,549
Telia Co. AB (Sweden) (2)(a)
27,459 104,755
Verizon Communications, Inc. (a)
2,508 110,227
814,692
Entertainment - 0 .7%
Electronic Arts, Inc. (a)(b)
471 95,001
Embracer Group AB (Sweden)
(2)*(a) 1,207 13,394
Live Nation Entertainment, Inc. *(a)
(b) 59 9,640
Netflix, Inc. *(a)
63 75,532
ROBLOX Corp., Class A *(a)
526 72,861
Roku, Inc., Class A *(a)
407 40,753
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 9,900 213,045
Take-Two Interactive Software, Inc.
*(a) 85 21,961
Warner Music Group Corp., Class
A (a)(b) 844 28,747
570,934
Interactive Media & Services - 0 .3%
Alphabet, Inc., Class A (a)
30 7,293
LY Corp. (Japan) (2)(a)
10,600 34,026
Meta Platforms, Inc., Class A (a)
46 33,781
REA Group Ltd. (Australia) (2)(a)
125 19,115
Reddit, Inc., Class A *(a)
57 13,109
Rightmove plc (United Kingdom) (2)
(a) 1,023 9,769
Scout24 SE (Germany) (2)(a)(c)
546 68,500
SEEK Ltd. (Australia) (2)(a)
977 18,409
Snap, Inc., Class A *(a)(b)
6,298 48,558
ZoomInfo Technologies, Inc., Class
A *(a) 3,694 40,302
292,862
Media - 0 .5%
CyberAgent, Inc. (Japan) (2)(a)
6,000 72,022
DoubleVerify Holdings, Inc. *(a)
1,117 13,382
ITV plc (United Kingdom) (2)(a)
16,104 17,378
New York Times Co. (The), Class
A (a) 2,151 123,467
News Corp., Class A (a)(b)
992 30,464
Omnicom Group, Inc. (a)
1,211 98,733
Paramount Skydance Corp., Class
B (a)(b) 175 3,311
Sirius XM Holdings, Inc. (a)
1,415 32,934
INVESTMENTS SHARES VALUE ($)
Media - 0.5% (continued)
TBS Holdings, Inc. (Japan) (2)(a)
1,500 56,893
448,584
Wireless Telecommunication Services - 0 .5%
Airtel Africa plc (Nigeria) (2)(c)
4,969 16,318
Freenet AG (Germany) (2)(a)
2,199 70,355
SoftBank Corp. (Japan) (2)(a)
46,800 68,833
SoftBank Group Corp. (Japan) (2)(a)
200 25,236
T-Mobile US, Inc. (a)
671 160,624
Vodafone Group plc (United
Kingdom) (2)(a) 35,682 41,495
382,861
Total Communication Services 2,509,933
Consumer Discretionary - 9 .4%
Automobile Components - 1 .1%
Aisin Corp. (Japan) (2)(a)
3,300 56,991
Aptiv plc (Ireland) *(a)(b)
331 28,539
Autoliv, Inc. (Sweden) (a)
1,494 184,509
BorgWarner, Inc. (a)
874 38,421
Forvia SE (France) (2)*(a)
774 10,476
Goodyear Tire & Rubber Co. (The)
*(a) 6,120 45,778
Lear Corp. (a)
691 69,521
Magna International, Inc. (Canada)
(a) 1,333 63,159
Niterra Co. Ltd. (Japan) (2)(a)
2,200 84,863
Pirelli & C SpA (Italy) (2)(a)(c)
14,816 101,128
QuantumScape Corp. *(a)(b)
1,636 20,156
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 5,700 162,188
Valeo SE (France) (2)(a)
4,827 60,873
926,602
Automobiles - 1 .0%
Ford Motor Co. (a)
5,363 64,142
General Motors Co. (a)
3,534 215,468
Harley-Davidson, Inc. (a)
946 26,393
Honda Motor Co. Ltd. (Japan) (2)(a)
5,800 59,852
Mazda Motor Corp. (Japan) (2)(a)
6,000 43,689
Mitsubishi Motors Corp. (Japan) (2)
(a) 25,900 70,103
Renault SA (France) (2)(a)
816 33,553
Rivian Automotive, Inc., Class A *(a)
(b) 5,024 73,752
Subaru Corp. (Japan) (2)(a)
11,100 226,210
813,162
Broadline Retail - 0 .8%
Amazon.com, Inc. *(a)
539 118,348
eBay, Inc. (a)
665 60,482
Harvey Norman Holdings Ltd.
(Australia) (2)(a) 2,152 10,497
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 4,100 75,613
Macy's, Inc. (a)
867 15,545
MercadoLibre, Inc. (Brazil) *
18 42,065

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 0.8% (continued)
Prosus NV (China) (2)
1,911 135,136
Rakuten Group, Inc. (Japan) (2)*(a)
14,700 95,325
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 1,800 35,815
Sea Ltd., ADR (Singapore) *(a)(b)
349 62,377
651,203
Distributors - 0 .1%
Genuine Parts Co. (a) 666 92,308
Diversified Consumer Services - 0 .5%
ADT, Inc. (a)
7,325 63,801
Bright Horizons Family Solutions,
Inc. *(a) 70 7,600
Duolingo, Inc., Class A *(a)
51 16,414
Graham Holdings Co., Class B (a)
55 64,752
Grand Canyon Education, Inc. *(a)
524 115,028
Pearson plc (United Kingdom) (2)(a)
5,567 79,168
Service Corp. International (a)
458 38,115
384,878
Hotels, Restaurants & Leisure - 2 .3%
Airbnb, Inc., Class A *(a)
513 62,288
Aristocrat Leisure Ltd. (Australia)
(2)(a) 2,347 108,651
Booking Holdings, Inc. (a)
23 124,183
Carnival Corp. *(a)
3,182 91,992
Domino's Pizza, Inc. (a)
18 7,771
DoorDash, Inc., Class A *(a)
676 183,865
DraftKings, Inc., Class A *(a)
2,216 82,878
Entain plc (United Kingdom) (2)(a)
4,174 49,330
Evolution AB (Sweden) (2)(a)(c)
1,125 92,614
Expedia Group, Inc. (a)
801 171,214
FDJ UNITED (France) (2)(a)
261 8,752
Flutter Entertainment plc (United
Kingdom) *(a) 271 68,834
Galaxy Entertainment Group Ltd.
(Macau) (2) 2,000 10,997
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 97 11,728
Las Vegas Sands Corp. (a)
2,465 132,592
McDonald's Corp. (a)
223 67,768
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 200 8,388
MGM Resorts International *(a)
3,325 115,245
Norwegian Cruise Line Holdings Ltd.
*(a)(b) 2,075 51,107
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 3,000 62,042
Texas Roadhouse, Inc., Class A (a)
432 71,777
Travel + Leisure Co. (a)
2,038 121,241
Viking Holdings Ltd. *(a)
814 50,598
Wingstop, Inc. (a)
122 30,705
Wynn Resorts Ltd. (a)(b)
252 32,324
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 1,100 71,860
1,890,744
INVESTMENTS SHARES VALUE ($)
Household Durables - 0 .9%
DR Horton, Inc. (a)
707 119,815
Garmin Ltd. (a)
602 148,224
KB Home (a)
118 7,510
Mohawk Industries, Inc. *(a)
573 73,871
Panasonic Holdings Corp. (Japan)
(2)(a) 11,600 125,908
SharkNinja, Inc. *(a)(b)
82 8,458
Sony Group Corp. (Japan) (2)(a)
1,500 43,120
Taylor Morrison Home Corp., Class
A *(a) 1,154 76,176
Toll Brothers, Inc. (a)
712 98,356
701,438
Leisure Products - 0 .4%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 4,200 139,741
Hasbro, Inc. (a)
966 73,271
Polaris, Inc. (a)
2,056 119,515
Sega Sammy Holdings, Inc. (Japan)
(2)(a) 1,700 35,819
368,346
Specialty Retail - 1 .8%
ABC-Mart, Inc. (Japan) (2)(a)
800 15,869
Abercrombie & Fitch Co., Class A
*(a) 1,023 87,518
AutoNation, Inc. *(a)
180 39,379
AutoZone, Inc. *(a)
30 128,707
Avolta AG (Switzerland) (2)*(a)
319 17,419
Best Buy Co., Inc. (a)
1,377 104,129
CarMax, Inc. *(a)
923 41,415
Carvana Co., Class A *(a)
95 35,838
Chewy, Inc., Class A *(a)
1,623 65,650
Dick's Sporting Goods, Inc. (a)
93 20,666
Gap, Inc. (The) (a)
1,676 35,850
JB Hi-Fi Ltd. (Australia) (2)(a)
2,116 162,398
Kingfisher plc (United Kingdom) (2)
(a) 2,023 8,427
O'Reilly Automotive, Inc. *(a)
465 50,132
Penske Automotive Group, Inc. (a)
127 22,086
Ross Stores, Inc. (a)
441 67,204
Sanrio Co. Ltd. (Japan) (2)(a)
1,900 89,186
Shimamura Co. Ltd. (Japan) (2)(a)
1,400 93,612
TJX Cos., Inc. (The) (a)
669 96,697
Ulta Beauty, Inc. *(a)
65 35,539
USS Co. Ltd. (Japan) (2)(a)
8,600 98,733
Wayfair, Inc., Class A *(a)
791 70,660
Zalando SE (Germany) (2)*(a)(c)
2,399 73,621
1,460,735
Textiles, Apparel & Luxury Goods - 0 .5%
adidas AG (Germany) (2)(a)
313 66,319
Brunello Cucinelli SpA (Italy) (2)(a)
177 19,391
Burberry Group plc (United
Kingdom) (2)*(a) 753 11,895
Deckers Outdoor Corp. *(a)
116 11,759

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 0.5% (continued)
Hermes International SCA (France)
(2)(a) 27 66,394
HUGO BOSS AG (Germany) (2)(a)
363 17,309
Ralph Lauren Corp., Class A (a)
418 131,068
Tapestry, Inc. (a)
975 110,390
434,525
Total Consumer Discretionary 7,723,941
Consumer Staples - 3 .8%
Beverages - 1 .0%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 876 52,364
Asahi Group Holdings Ltd. (Japan)
(2)(a) 8,800 105,503
Boston Beer Co., Inc. (The), Class
A *(a) 217 45,878
Carlsberg A/S, Class B (Denmark)
(2)(a) 1,049 122,101
Celsius Holdings, Inc. *(a)
1,099 63,182
Coca-Cola Consolidated, Inc. (a)
1,165 136,491
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 5,200 76,186
Molson Coors Beverage Co., Class
B (a) 1,138 51,495
Monster Beverage Corp. *(a)
1,308 88,041
PepsiCo, Inc. (a)
857 120,357
861,598
Consumer Staples Distribution & Retail - 1 .0%
Aeon Co. Ltd. (Japan) (2)(a)
600 7,283
BJ's Wholesale Club Holdings, Inc.
*(a) 136 12,682
Carrefour SA (France) (2)(a)
7,946 120,420
Dollar General Corp. (a)
72 7,441
Empire Co. Ltd., Class A (Canada)
(a) 618 22,181
George Weston Ltd. (Canada) (a)
2,061 125,716
Koninklijke Ahold Delhaize NV
(Netherlands) (2)(a) 800 32,372
Marks & Spencer Group plc (United
Kingdom) (2)(a) 2,573 12,623
MatsukiyoCocokara & Co. (Japan)
(a) 1,400 28,438
Metro, Inc., Class A (Canada) (a)
1,150 77,237
Sprouts Farmers Market, Inc. *(a)
185 20,128
Sysco Corp. (a)
286 23,549
Tesco plc (United Kingdom) (2)(a)
6,919 41,470
US Foods Holding Corp. *(a)
894 68,498
Walmart, Inc. (a)
1,892 194,990
795,028
Food Products - 1 .1%
AAK AB (Sweden) (2)(a)
489 12,725
Bunge Global SA (a)
1,088 88,400
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2)(a) 1 15,289
Danone SA (France) (2)(a)
1,436 125,123
INVESTMENTS SHARES VALUE ($)
Food Products - 1.1% (continued)
Ingredion, Inc. (a)
1,263 154,225
J M Smucker Co. (The) (a)
1,307 141,940
Marzetti Co. (The) (a)
226 39,051
Orkla ASA (Norway) (2)(a)
4,491 46,953
Pilgrim's Pride Corp. (a)
949 38,643
Saputo, Inc. (Canada) (a)
1,209 29,363
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 1,100 78,584
Tyson Foods, Inc., Class A (a)
813 44,146
WH Group Ltd. (Hong Kong) (2)(a)
(c) 20,500 22,200
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 3,900 86,825
923,467
Personal Care Products - 0 .2%
BellRing Brands, Inc. *(a)
1,692 61,504
Kao Corp. (Japan) (2)(a)
2,000 87,162
148,666
Tobacco - 0 .5%
Altria Group, Inc. (a)
1,263 83,434
British American Tobacco plc (United
Kingdom) (2)(a) 1,127 59,942
Imperial Brands plc (United
Kingdom) (2)(a) 1,483 63,000
Philip Morris International, Inc. (a)
1,456 236,163
442,539
Total Consumer Staples 3,171,298
Energy - 2 .3%
Energy Equipment & Services - 0 .3%
Halliburton Co. (a)
1,381 33,973
SBM Offshore NV (Netherlands) (2)
(a) 466 11,925
Technip Energies NV (France) (2)(a)
324 15,291
TechnipFMC plc (United Kingdom)
(a) 4,465 176,144
237,333
Oil, Gas & Consumable Fuels - 2 .0%
Antero Resources Corp. *(a)
1,141 38,292
ARC Resources Ltd. (Canada) (a)
2,926 53,361
Cenovus Energy, Inc. (Canada) (a)
2,319 39,375
Civitas Resources, Inc. (a)
2,831 92,008
CNX Resources Corp. *(a)
2,303 73,972
Devon Energy Corp. (a)
2,306 80,848
Enbridge, Inc. (Canada) (a)
3,499 176,521
ENEOS Holdings, Inc. (Japan) (2)(a)
1,700 10,766
Eni SpA (Italy) (2)(a)
2,306 40,346
Equinor ASA (Norway) (2)(a)
2,154 52,528
Exxon Mobil Corp. (a)
228 25,707
Gaztransport Et Technigaz SA
(France) (2)(a) 251 46,611
Harbour Energy plc (United
Kingdom) (2)(a) 4,593 12,870
HF Sinclair Corp. (a)
1,439 75,317

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.0% (continued)
Inpex Corp. (Japan) (2)(a)
7,300 131,441
Kinder Morgan, Inc. (a)
5,326 150,779
Koninklijke Vopak NV (Netherlands)
(2)(a) 630 28,916
Marathon Petroleum Corp. (a)
167 32,188
Matador Resources Co. (a)
155 6,964
Murphy Oil Corp. (a)(b)
1,123 31,904
Ovintiv, Inc. (a)
2,347 94,772
PBF Energy, Inc., Class A (a)
1,991 60,068
Pembina Pipeline Corp. (Canada)
(a) 685 27,696
Phillips 66 (a)
526 71,547
Range Resources Corp. (a)
389 14,642
Repsol SA (Spain) (2)(a)
4,494 79,913
Suncor Energy, Inc. (Canada) (a)
575 24,063
TotalEnergies SE (France) (2)(a)
903 55,001
Whitehaven Coal Ltd. (Australia) (2)
(a) 11,846 51,706
Yancoal Australia Ltd. (Australia)
(2)(a) 1,397 4,902
1,685,024
Total Energy 1,922,357
Financials - 15 .4%
Banks - 6 .1%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 4,146 133,002
Associated Banc-Corp. (a)
1,086 27,921
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 13,301 118,355
Banco Comercial Portugues SA,
Class R (Portugal) (2) 34,645 30,756
Banco Santander SA (Spain) (2)(a)
9,793 102,771
Bank of America Corp. (a)
4,197 216,523
Bank of Montreal (Canada) (a)
470 61,245
Bank of Nova Scotia (The) (Canada)
(a) 1,888 122,082
Barclays plc (United Kingdom) (2)(a)
9,478 48,767
BNP Paribas SA (France) (2)(a)
1,940 177,438
BOC Hong Kong Holdings Ltd.
(China) (2) 19,000 89,011
BOK Financial Corp. (a)
435 48,476
Cadence Bank (a)
960 36,038
Canadian Imperial Bank of
Commerce (Canada) (a) 1,271 101,565
Citigroup, Inc. (a)
2,436 247,254
Citizens Financial Group, Inc. (a)
915 48,641
Commerce Bancshares, Inc. (a)
942 56,294
Commerzbank AG (Germany) (2)(a)
3,947 149,441
Concordia Financial Group Ltd.
(Japan) (2)(a) 5,200 39,812
Credit Agricole SA (France) (2)(a)
3,854 75,947
Cullen/Frost Bankers, Inc. (a)(b)
108 13,691
Danske Bank A/S (Denmark) (2)(a)
2,832 120,968
East West Bancorp, Inc. (a)
185 19,693
Fifth Third Bancorp (a)
1,746 77,784
INVESTMENTS SHARES VALUE ($)
Banks - 6.1% (continued)
FinecoBank Banca Fineco SpA
(Italy) (2)(a) 911 19,772
Flagstar Financial, Inc. (a)(b)
633 7,311
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 2,300 68,790
Hancock Whitney Corp. (a)
804 50,339
Intesa Sanpaolo SpA (Italy) (2)(a)
1,167 7,725
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 900 11,020
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 70 7,817
Kyoto Financial Group, Inc. (Japan)
(2)(a) 800 16,952
Lloyds Banking Group plc (United
Kingdom) (2)(a) 33,950 38,417
M&T Bank Corp. (a)
224 44,267
Mizuho Financial Group, Inc.
(Japan) (2)(a) 7,200 242,034
National Australia Bank Ltd.
(Australia) (2)(a) 262 7,643
NatWest Group plc (United
Kingdom) (2)(a) 11,324 79,985
Nordea Bank Abp (Finland) (2)(a)
7,804 128,483
PNC Financial Services Group, Inc.
(The) (a) 1,366 274,470
Popular, Inc.
923 117,230
Prosperity Bancshares, Inc. (a)(b)
510 33,839
Regions Financial Corp. (a)
4,698 123,886
Resona Holdings, Inc. (Japan) (2)(a)
15,100 153,979
Royal Bank of Canada (Canada) (a)
716 105,530
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 6,500 88,915
Societe Generale SA (France) (2)(a)
2,747 182,885
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 4,500 130,608
Swedbank AB, Class A (Sweden)
(2)(a) 2,750 83,011
Texas Capital Bancshares, Inc. *(a)
1,686 142,518
Truist Financial Corp. (a)
2,566 117,318
UniCredit SpA (Italy) (2)(a)
2,354 179,128
US Bancorp (a)
1,969 95,162
Webster Financial Corp. (a)
2,051 121,912
Wells Fargo & Co. (a)
731 61,272
Zions Bancorp NA (a)
2,364 133,755
5,039,448
Capital Markets - 3 .3%
Ameriprise Financial, Inc. (a)
238 116,917
Amundi SA (France) (2)(a)(c)
372 29,565
Azimut Holding SpA (Italy) (2)(a)
1,446 56,023
Banca Generali SpA (Italy) (2)(a)
289 16,154
Bank of New York Mellon Corp.
(The) (a) 1,710 186,322
Brookfield Corp., Class A (Canada)
(a) 468 32,111
Charles Schwab Corp. (The) (a)
832 79,431
CME Group, Inc. (a)
609 164,546

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.3% (continued)
Coinbase Global, Inc., Class A *(a)
(b) 40 13,500
Deutsche Bank AG (Registered)
(Germany) (2)(a) 5,566 197,124
EQT AB (Sweden) (2)(a)
76 2,636
Evercore, Inc., Class A (a)
484 163,263
Federated Hermes, Inc., Class B
(a)(b) 1,596 82,880
Goldman Sachs Group, Inc. (The)
(a) 394 313,762
Houlihan Lokey, Inc., Class A (a)
113 23,201
ICG plc (United Kingdom) (2)(a)
307 9,217
IGM Financial, Inc. (Canada) (a)
276 10,047
Invesco Ltd. (a)
2,447 56,134
Janus Henderson Group plc (a)
919 40,905
Jefferies Financial Group, Inc. (a)
858 56,130
Man Group plc (United Kingdom)
(2)(a) 3,064 7,361
Moody's Corp. (a)
237 112,926
MSCI, Inc., Class A (a)
116 65,820
Nasdaq, Inc. (a)
350 30,957
Nomura Holdings, Inc. (Japan) (2)(a)
28,300 207,401
Northern Trust Corp. (a)
126 16,960
Onex Corp. (Canada) (a)
117 10,382
Raymond James Financial, Inc. (a)
388 66,969
Robinhood Markets, Inc., Class A
*(a) 1,137 162,796
State Street Corp. (a)
1,322 153,365
Stifel Financial Corp. (a)
841 95,428
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 82 57,680
UBS Group AG (Registered)
(Switzerland) (2)(a) 1,722 70,797
2,708,710
Consumer Finance - 0 .2%
American Express Co. (a)
99 32,884
Capital One Financial Corp. (a)
178 37,839
FirstCash Holdings, Inc. (a)
239 37,863
OneMain Holdings, Inc. (a)(b)
704 39,748
SLM Corp. (a)(b)
1,027 28,427
176,761
Financial Services - 0 .7%
Affirm Holdings, Inc., Class A *(a)
399 29,159
Block, Inc., Class A *(a)
249 17,995
Corebridge Financial, Inc. (a)
322 10,320
Essent Group Ltd. (a)
912 57,967
EXOR NV (Netherlands) (2)(a)
304 29,754
Mastercard, Inc., Class A (a)
183 104,092
MGIC Investment Corp. (a)
1,824 51,747
Nexi SpA (Italy) (2)(a)(c)
13,381 75,807
ORIX Corp. (Japan) (2)(a)
2,100 55,117
PayPal Holdings, Inc. *(a)
206 13,814
Tokyo Century Corp. (Japan) (2)(a)
300 3,821
UWM Holdings Corp., Class A (a)(b)
4,467 27,204
INVESTMENTS SHARES VALUE ($)
Financial Services - 0.7% (continued)
Western Union Co. (The) (a)(b)
5,054 40,382
517,179
Insurance - 5 .1%
Aegon Ltd. (Netherlands) (2)(a)
9,597 77,371
Aflac, Inc. (a)
478 53,393
Ageas SA/NV (Belgium) (2)(a)
862 59,785
AIA Group Ltd. (Hong Kong) (2)(a)
3,600 34,502
Allstate Corp. (The) (a)
705 151,328
American International Group, Inc.
(a) 2,419 189,988
Assured Guaranty Ltd. (a)
757 64,080
Axis Capital Holdings Ltd. (a)
1,324 126,839
Beazley plc (United Kingdom) (2)(a)
719 8,793
Brighthouse Financial, Inc. *(a)
2,138 113,485
Brown & Brown, Inc. (a)
970 90,976
Chubb Ltd. (a)
840 237,090
CNO Financial Group, Inc. (a)
1,251 49,477
Dai-ichi Life Holdings, Inc. (Japan)
(2)(a) 6,800 53,490
Everest Group Ltd. (a)
346 121,180
Fidelity National Financial, Inc. (a)
1,498 90,614
Globe Life, Inc. (a)
433 61,906
Hanover Insurance Group, Inc.
(The) (a) 802 145,667
Hartford Insurance Group, Inc. (The)
(a) 92 12,272
Hiscox Ltd. (United Kingdom) (2)(a)
883 16,298
iA Financial Corp., Inc. (Canada) (a)
576 65,489
Insurance Australia Group Ltd.
(Australia) (2)(a) 6,431 34,848
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 300 8,502
Kemper Corp. (a)
1,260 64,953
Lincoln National Corp. (a)
608 24,521
Loews Corp. (a)
325 32,627
Manulife Financial Corp. (Canada)
(a) 1,621 50,504
Mapfre SA (Spain) (2)(a)
2,809 13,334
MetLife, Inc. (a)
2,042 168,200
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 2,400 54,350
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 251 160,257
NN Group NV (Netherlands) (2)(a)
1,322 93,224
Old Republic International Corp. (a)
2,800 118,916
Poste Italiane SpA (Italy) (2)(a)(c)
8,815 209,542
Primerica, Inc. (a)
498 138,240
Principal Financial Group, Inc. (a)
266 22,054
QBE Insurance Group Ltd.
(Australia) (2)(a) 4,867 66,231
Reinsurance Group of America, Inc.
(a) 451 86,651
SCOR SE (France) (2)(a)
1,456 51,493
Selective Insurance Group, Inc. (a)
699 56,668
Sony Financial Group, Inc. (Japan) *
1,500 1,663

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 5.1% (continued)
T&D Holdings, Inc. (Japan) (2)(a)
2,800 68,443
Talanx AG (Germany) (2)(a)
198 26,399
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 1,200 50,788
Travelers Cos., Inc. (The) (a)
1,192 332,830
Unipol Assicurazioni SpA (Italy) (2)
(a) 5,388 115,829
Unum Group (a)
424 32,979
W R Berkley Corp. (a)
698 53,481
Zurich Insurance Group AG
(Switzerland) (2)(a) 347 248,030
4,209,580
Total Financials 12,651,678
Health Care - 7 .9%
Biotechnology - 1 .6%
Alnylam Pharmaceuticals, Inc. *(a)
17 7,752
Apellis Pharmaceuticals, Inc. *(a)(b)
2,456 55,579
Argenx SE (Netherlands) (2)*(a)
118 87,184
Biogen, Inc. *(a)
378 52,950
BioMarin Pharmaceutical, Inc. *(a)
2,641 143,037
Exelixis, Inc. *(a)
4,019 165,985
Genmab A/S (Denmark) (2)*(a)
344 106,141
Halozyme Therapeutics, Inc. *(a)
1,570 115,144
Incyte Corp. *(a)
1,238 104,995
Insmed, Inc. *(a)
216 31,106
Ionis Pharmaceuticals, Inc. *(a)(b)
350 22,897
Natera, Inc. *(a)
530 85,314
Neurocrine Biosciences, Inc. *(a)
246 34,533
Regeneron Pharmaceuticals, Inc. (a)
59 33,174
Sarepta Therapeutics, Inc. *(a)
435 8,382
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 281 8,590
Ultragenyx Pharmaceutical, Inc. *(a)
1,682 50,595
United Therapeutics Corp. *(a)
307 128,697
Zealand Pharma A/S (Denmark)
(2)*(a) 791 58,332
1,300,387
Health Care Equipment & Supplies - 1 .2%
Abbott Laboratories (a)
1,026 137,423
Align Technology, Inc. *(a)
347 43,451
Asahi Intecc Co. Ltd. (Japan) (2)(a)
3,300 53,626
Becton Dickinson & Co. (a)
204 38,183
Demant A/S (Denmark) (2)*(a)
199 6,928
DENTSPLY SIRONA, Inc. (a)
2,341 29,707
Edwards Lifesciences Corp. *(a)
1,098 85,392
Elekta AB, Class B (Sweden) (2)(a)
1,444 7,314
Getinge AB, Class B (Sweden) (2)
(a) 545 11,746
Haemonetics Corp. *(a)
1,138 55,466
Hoya Corp. (Japan) (2)(a)
400 55,308
IDEXX Laboratories, Inc. *(a)
163 104,139
Inspire Medical Systems, Inc. *(a)(b)
445 33,019
Insulet Corp. *(a)
62 19,141
LivaNova plc *(a)
1,059 55,470
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.2% (continued)
Penumbra, Inc. *(a)
307 77,769
ResMed, Inc. (a)
109 29,837
STERIS plc (a)
591 146,237
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 60 23,803
1,013,959
Health Care Providers & Services - 1 .2%
Cencora, Inc. (a)
331 103,448
Centene Corp. *(a)
3,437 122,632
Elevance Health, Inc. (a)
194 62,685
Encompass Health Corp. (a)
465 59,064
Fresenius Medical Care AG
(Germany) (2)(a) 564 29,800
HCA Healthcare, Inc. (a)
380 161,956
HealthEquity, Inc. *(a)
298 28,242
Humana, Inc. (a)
29 7,545
McKesson Corp. (a)
158 122,061
Molina Healthcare, Inc. *(a)
324 62,001
Tenet Healthcare Corp. *(a)
432 87,713
UnitedHealth Group, Inc. (a)
149 51,450
Universal Health Services, Inc.,
Class B (a) 423 86,478
985,075
Health Care Technology - 0 .4%
Doximity, Inc., Class A *(a)
163 11,923
Pro Medicus Ltd. (Australia) (2)(a)
738 150,254
Veeva Systems, Inc., Class A *(a)
461 137,337
299,514
Life Sciences Tools & Services - 1 .0%
Agilent Technologies, Inc. (a)
764 98,059
Bio-Rad Laboratories, Inc., Class
A *(a) 127 35,610
Illumina, Inc. *(a)
2,286 217,102
IQVIA Holdings, Inc. *(a)
845 160,499
Lonza Group AG (Registered)
(Switzerland) (2)(a) 50 33,432
Medpace Holdings, Inc. *(a)
318 163,503
Mettler-Toledo International, Inc. *(a)
74 90,843
West Pharmaceutical Services, Inc.
(a) 224 58,762
857,810
Pharmaceuticals - 2 .5%
Astellas Pharma, Inc. (Japan) (2)(a)
6,100 66,490
Bayer AG (Registered) (Germany)
(2)(a) 3,451 114,888
Bristol-Myers Squibb Co. (a)
3,370 151,987
Corcept Therapeutics, Inc. *(a)
505 41,970
Daiichi Sankyo Co. Ltd. (Japan) (2)
(a) 600 13,500
Eli Lilly & Co. (a)
100 76,300
Galderma Group AG (Switzerland)
(2)(a) 60 10,608
GSK plc (2)(a)
4,431 95,142
Ipsen SA (France) (2)(a)
166 22,290

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.5% (continued)
Jazz Pharmaceuticals plc *(a)
327 43,099
Merck & Co., Inc. (a)
1,798 150,906
Novartis AG (Registered) (2)(a)
3,733 479,983
Orion OYJ, Class B (Finland) (2)(a)
309 23,723
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 1,900 101,328
Pfizer, Inc. (a)
6,604 168,270
Roche Holding AG (2)(a)
30 10,380
Roche Holding AG (2)(a)
259 86,243
Royalty Pharma plc, Class A (a)
5,382 189,877
Shionogi & Co. Ltd. (Japan) (2)(a)
4,200 74,003
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 1,600 46,993
UCB SA (Belgium) (2)(a)
297 82,903
Zoetis, Inc., Class A (a)
53 7,755
2,058,638
Total Health Care 6,515,383
Industrials - 17 .3%
Aerospace & Defense - 2 .9%
Airbus SE (France) (2)(a)
368 85,937
ATI, Inc. *(a)
479 38,962
BWX Technologies, Inc. (a)
118 21,756
Curtiss-Wright Corp. (a)
227 123,247
Dassault Aviation SA (France) (2)(a)
220 74,112
GE Aerospace (a)
432 129,954
General Dynamics Corp. (a)
645 219,945
Howmet Aerospace, Inc. (a)
242 47,488
Kongsberg Gruppen ASA (Norway)
(2)(a) 3,850 123,036
Leonardo SpA (Italy) (2)(a)
3,174 203,094
Northrop Grumman Corp. (a)
112 68,244
Rheinmetall AG (Germany) (2)(a)
136 318,127
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 12,936 207,937
Saab AB, Class B (Sweden) (2)(a)
4,730 290,622
Safran SA (France) (2)(a)
308 109,300
Textron, Inc. (a)
1,698 143,464
Thales SA (France) (2)(a)
386 122,020
Woodward, Inc. (a)
226 57,112
2,384,357
Air Freight & Logistics - 0 .5%
CH Robinson Worldwide, Inc. (a)
65 8,606
FedEx Corp. (a)
921 217,181
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 8,600 195,258
421,045
Building Products - 1 .1%
Allegion plc (a)
446 79,098
Armstrong World Industries, Inc. (a)
327 64,095
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 25 26,293
Geberit AG (Registered)
(Switzerland) (2)(a) 42 31,718
INVESTMENTS SHARES VALUE ($)
Building Products - 1.1% (continued)
Hayward Holdings, Inc. *(a)
499 7,545
Johnson Controls International plc
(a) 2,041 224,408
Masco Corp. (a)
1,045 73,558
Owens Corning (a)
536 75,823
Sanwa Holdings Corp. (Japan) (2)
(a) 4,400 125,789
Trane Technologies plc (a)
451 190,304
898,631
Commercial Services & Supplies - 0 .9%
Brambles Ltd. (Australia) (2)(a)
9,721 159,499
Brink's Co. (The) (a)
70 8,180
Copart, Inc. *(a)
2,383 107,163
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 4,800 81,623
ISS A/S (Denmark) (2)(a)
2,928 92,779
Rollins, Inc. (a)
1,324 77,772
Veralto Corp. (a)
1,618 172,495
699,511
Construction & Engineering - 1 .7%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 445 35,670
AtkinsRealis Group, Inc. (Canada)
(a) 1,224 88,337
Bouygues SA (France) (2)(a)
680 30,670
Comfort Systems USA, Inc. (a)
249 205,470
Eiffage SA (France) (2)(a)
665 85,198
EMCOR Group, Inc. (a)
264 171,479
Everus Construction Group, Inc. *(a)
782 67,057
Fluor Corp. *(a)
2,625 110,434
Kajima Corp. (Japan) (2)(a)
2,000 58,290
Kinden Corp. (Japan) (2)(a)
2,900 99,166
MasTec, Inc. *(a)
387 82,357
Obayashi Corp. (Japan) (2)(a)
3,300 54,165
Shimizu Corp. (Japan) (2)(a)
10,700 150,311
Taisei Corp. (Japan) (2)(a)
800 54,974
Valmont Industries, Inc. (a)
150 58,159
Worley Ltd. (Australia) (2)(a)
2,537 23,569
1,375,306
Electrical Equipment - 1 .1%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 676 48,917
Acuity, Inc. (a)
164 56,480
Eaton Corp. plc (a)
384 143,712
EnerSys (a)
67 7,568
Fuji Electric Co. Ltd. (Japan) (2)(a)
200 13,407
Fujikura Ltd. (Japan) (2)(a)
1,900 185,852
GE Vernova, Inc. (a)
81 49,807
Mitsubishi Electric Corp. (Japan) (2)
(a) 2,400 61,641
NEXTracker, Inc., Class A *(a)
736 54,457
Prysmian SpA (Italy) (2)(a)
290 28,861
Signify NV (2)(a)(c)
2,814 74,009
Vertiv Holdings Co., Class A (a)
1,051 158,554

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.1% (continued)
Vestas Wind Systems A/S
(Denmark) (2)(a) 2,567 48,833
932,098
Ground Transportation - 0 .8%
Aurizon Holdings Ltd. (Australia) (2)
(a) 6,590 13,899
Central Japan Railway Co. (Japan)
(2)(a) 1,300 37,271
Grab Holdings Ltd., Class A
(Singapore) * 12,699 76,448
JB Hunt Transport Services, Inc. (a)
57 7,648
Knight-Swift Transportation
Holdings, Inc., Class A (a) 867 34,255
Lyft, Inc., Class A *(a)
8,369 184,202
Ryder System, Inc. (a)
363 68,476
Seibu Holdings, Inc. (Japan) (2)(a)
500 18,095
Tokyu Corp. (Japan) (2)(a)
3,200 39,025
Uber Technologies, Inc. *(a)
1,258 123,246
Union Pacific Corp. (a)
351 82,966
685,531
Industrial Conglomerates - 0 .4%
3M Co. (a)
816 126,627
Hikari Tsushin, Inc. (Japan) (2)(a)
300 83,570
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 3,400 63,297
Siemens AG (Registered)
(Germany) (2)(a) 118 31,857
Swire Pacific Ltd., Class A (Hong
Kong) (a) 2,500 21,187
326,538
Machinery - 3 .7%
Alfa Laval AB (Sweden) (2)(a)
1,744 79,640
Allison Transmission Holdings, Inc.
(a) 950 80,636
Caterpillar, Inc. (a)
572 272,930
Crane Co. (a)
48 8,839
Cummins, Inc. (a)
506 213,719
Donaldson Co., Inc. (a)
583 47,718
Dover Corp. (a)
376 62,728
Ebara Corp. (Japan) (2)(a)
2,500 56,986
Flowserve Corp. (a)
968 51,439
GEA Group AG (Germany) (2)(a)
997 73,710
Hitachi Construction Machinery Co.
Ltd. (Japan) (2)(a) 800 25,564
IHI Corp. (Japan) (2)(a)
15,400 286,814
Illinois Tool Works, Inc. (a)
756 197,134
IMI plc (United Kingdom) (2)(a)
875 27,026
ITT, Inc. (a)
114 20,379
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 800 52,800
KION Group AG (Germany) (2)(a)
624 42,336
Komatsu Ltd. (Japan) (2)(a)
2,000 69,674
Lincoln Electric Holdings, Inc. (a)
314 74,051
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 2,500 65,423
INVESTMENTS SHARES VALUE ($)
Machinery - 3.7% (continued)
Mueller Industries, Inc. (a)
1,391 140,644
NGK Insulators Ltd. (Japan) (2)(a)
800 13,373
Oshkosh Corp. (a)(b)
305 39,558
Otis Worldwide Corp. (a)
1,509 137,968
PACCAR, Inc. (a)
708 69,610
Pentair plc (a)
1,126 124,716
RENK Group AG (Germany) (2)(a)
109 11,284
Rotork plc (United Kingdom) (2)(a)
3,950 18,059
Sandvik AB (Sweden) (2)(a)
1,203 33,606
Schindler Holding AG (Switzerland)
(2)(a) 102 38,788
Snap-on, Inc. (a)
303 104,999
Toro Co. (The) (a)
923 70,333
Trelleborg AB, Class B (Sweden)
(2)(a) 97 3,627
Volvo AB, Class B (Sweden) (2)(a)
2,197 63,180
Wartsila OYJ Abp (Finland) (2)(a)
3,238 97,123
Watts Water Technologies, Inc.,
Class A (a) 106 29,604
Weir Group plc (The) (United
Kingdom) (2)(a) 2,046 75,471
Westinghouse Air Brake
Technologies Corp. (a) 802 160,777
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 10,200 26,686
3,068,952
Marine Transportation - 0 .2%
AP Moller - Maersk A/S, Class B
(Denmark) (2)(a) 45 88,460
Nippon Yusen KK (Japan) (2)(a)
2,700 92,138
180,598
Passenger Airlines - 1 .0%
Air France-KLM (France) (2)*(a)
6,188 83,547
Alaska Air Group, Inc. *(a)
773 38,480
ANA Holdings, Inc. (Japan) (2)(a)
4,400 85,006
Delta Air Lines, Inc. (a)
1,879 106,633
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 14,827 125,840
easyJet plc (United Kingdom) (2)(a)
20,077 125,530
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 4,744 24,827
Japan Airlines Co. Ltd. (Japan) (2)
(a) 7,600 153,029
Qantas Airways Ltd. (Australia) (2)
(a) 10,307 74,476
817,368
Professional Services - 1 .8%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 2,606 73,418
BayCurrent, Inc. (Japan) (2)(a)
2,000 117,534
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 1,208 120,740
Broadridge Financial Solutions, Inc.
(a) 413 98,364
CACI International, Inc., Class A *(a)
218 108,734

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.8% (continued)
Computershare Ltd. (Australia) (2)
(a) 3,063 73,591
Concentrix Corp. (a)
1,436 66,271
Experian plc (2)(a)
305 15,319
Intertek Group plc (United Kingdom)
(2)(a) 1,254 79,822
Jacobs Solutions, Inc. (a)
367 54,999
KBR, Inc. (a)
853 40,338
Leidos Holdings, Inc. (a)
693 130,949
ManpowerGroup, Inc. (a)
2,304 87,322
Parsons Corp. *(a)
410 33,997
RELX plc (United Kingdom) (2)(a)
1,151 54,994
Science Applications International
Corp. (a) 229 22,756
SS&C Technologies Holdings, Inc.
(a) 2,127 188,793
Verisk Analytics, Inc., Class A (a)
310 77,968
1,445,909
Trading Companies & Distributors - 1 .0%
AddTech AB, Class B (Sweden) (2)
(a) 1,136 36,954
Air Lease Corp., Class A (a)
738 46,974
Applied Industrial Technologies, Inc.
(a) 171 44,640
Ferguson Enterprises, Inc. (a)
386 86,688
Finning International, Inc. (Canada)
(a) 978 45,432
Marubeni Corp. (Japan) (2)(a)
3,400 84,837
Sojitz Corp. (Japan) (2)(a)
2,900 76,697
Sumitomo Corp. (Japan) (2)(a)
3,300 95,479
Toyota Tsusho Corp. (Japan) (2)(a)
2,100 58,133
WESCO International, Inc. (a)
508 107,442
WW Grainger, Inc. (a)
121 115,308
798,584
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
5,500 150,366
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 126 38,580
Qube Holdings Ltd. (Australia) (2)(a)
2,704 7,344
196,290
Total Industrials 14,230,718
Information Technology - 9 .9%
Communications Equipment - 0 .9%
Arista Networks, Inc. *(a)
2,392 348,538
Ciena Corp. *(a)
741 107,942
Nokia OYJ (Finland) (2)(a)
4,555 21,904
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 25,038 207,465
Ubiquiti, Inc. (a)
40 26,423
712,272
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1 .8%
Amphenol Corp., Class A (a)
1,332 164,835
Arrow Electronics, Inc. *(a)
1,328 160,688
Azbil Corp. (Japan) (2)(a)
6,600 62,579
Celestica, Inc. (Canada) *(a)
979 240,913
Corning, Inc. (a)
2,198 180,302
Fabrinet (Thailand) *
278 101,364
Flex Ltd. *(a)
216 12,521
Hexagon AB, Class B (Sweden) (2)
(a) 4,877 58,198
Hirose Electric Co. Ltd. (Japan) (2)
(a) 300 37,319
IPG Photonics Corp. *(a)
479 37,932
Jabil, Inc. (a)
266 57,767
Littelfuse, Inc. (a)
111 28,750
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 1,400 26,578
TDK Corp. (Japan) (2)(a)
3,100 44,890
Trimble, Inc. *(a)
478 39,029
Vontier Corp. (a)
433 18,173
Yokogawa Electric Corp. (Japan)
(2)(a) 3,500 100,445
Zebra Technologies Corp., Class
A *(a) 360 106,978
1,479,261
IT Services - 1 .5%
Akamai Technologies, Inc. *(a)
734 55,608
Amdocs Ltd. (a)
1,615 132,511
Cloudflare, Inc., Class A *(a)
308 66,094
Fujitsu Ltd. (Japan) (2)(a)
1,100 25,804
GoDaddy, Inc., Class A *(a)
416 56,921
Indra Sistemas SA (Spain) (2)(a)
894 40,029
International Business Machines
Corp. (a) 714 201,462
Kyndryl Holdings, Inc. *(a)
2,466 74,054
MongoDB, Inc., Class A *(a)
209 64,870
Okta, Inc., Class A *(a)
257 23,567
Otsuka Corp. (Japan) (2)(a)
1,900 39,661
SCSK Corp. (Japan) (2)(a)
1,000 29,933
Snowflake, Inc., Class A *(a)
281 63,380
Twilio, Inc., Class A *(a)
692 69,262
VeriSign, Inc. (a)
954 266,710
1,209,866
Semiconductors & Semiconductor Equipment - 2 .1%
Advanced Micro Devices, Inc. *(a)
188 30,416
Advantest Corp. (Japan) (2)(a)
1,400 138,520
ASM International NV (Netherlands)
(2)(a) 177 106,757
ASML Holding NV (Netherlands) (2)
(a) 114 111,171
Astera Labs, Inc. *(a)
101 19,776
Broadcom, Inc. (a)
270 89,076
Cirrus Logic, Inc. *(a)
324 40,594
Disco Corp. (Japan) (2)(a)
200 62,708
First Solar, Inc. *(a)
233 51,383
Intel Corp. *(a)
5,763 193,349

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 2.1% (continued)
KLA Corp. (a)
112 120,803
Lam Research Corp. (a)
1,453 194,557
Micron Technology, Inc. (a)
827 138,374
Monolithic Power Systems, Inc. (a)
14 12,889
NVIDIA Corp. (a)
1,743 325,209
Qorvo, Inc. *(a)
273 24,865
QUALCOMM, Inc. (a)
70 11,645
SCREEN Holdings Co. Ltd. (Japan)
(2)(a) 400 36,245
1,708,337
Software - 2 .9%
Adobe, Inc. *(a)
22 7,761
Appfolio, Inc., Class A *(a)
66 18,194
AppLovin Corp., Class A *(a)
107 76,884
Commvault Systems, Inc. *(a)
467 88,160
Confluent, Inc., Class A *(a)
6,011 119,018
Descartes Systems Group, Inc.
(The) (Canada) *(a) 106 9,981
Elastic NV *(a)
561 47,399
Fair Isaac Corp. *(a)
23 34,420
Fortinet, Inc. *(a)
1,181 99,298
Gitlab, Inc., Class A *(a)
216 9,737
Guidewire Software, Inc. *(a)
398 91,484
HubSpot, Inc. *(a)
164 76,719
Manhattan Associates, Inc. *(a)
632 129,547
Microsoft Corp. (a)
488 252,760
Nutanix, Inc., Class A *(a)
1,813 134,869
Oracle Corp. (a)
237 66,654
Oracle Corp. Japan (Japan) (2)(a)
600 61,262
Palantir Technologies, Inc., Class
A *(a) 679 123,863
Pegasystems, Inc. (a)
1,005 57,788
Procore Technologies, Inc. *(a)
105 7,657
Qualys, Inc. *(a)
697 92,234
RingCentral, Inc., Class A *(a)
1,619 45,882
SAP SE (Germany) (2)(a)
794 212,607
SentinelOne, Inc., Class A *(a)
2,889 50,875
ServiceNow, Inc. *(a)
142 130,680
TeamViewer SE (Germany) (2)*(a)
(c) 875 8,935
Technology One Ltd. (Australia) (2)
(a) 1,923 48,957
UiPath, Inc., Class A *(a)
1,851 24,766
Unity Software, Inc. *(a)
254 10,170
Workday, Inc., Class A *(a)
265 63,793
Xero Ltd. (New Zealand) (2)*(a)
201 20,973
Zoom Communications, Inc., Class
A *(a) 1,367 112,778
Zscaler, Inc. *(a)
271 81,208
2,417,313
Technology Hardware, Storage & Peripherals - 0 .7%
Apple, Inc. (a)
296 75,370
Brother Industries Ltd. (Japan) (2)(a)
3,000 50,129
Canon, Inc. (Japan) (2)(a)
700 20,428
Dell Technologies, Inc., Class C (a)
1,058 149,993
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0.7% (continued)
Logitech International SA
(Registered) (Switzerland) (2)(a) 436 47,959
NetApp, Inc. (a)
528 62,547
Pure Storage, Inc., Class A *(a)
368 30,842
Sandisk Corp. *(a)
413 46,339
Seiko Epson Corp. (Japan) (2)(a)
2,400 30,702
Super Micro Computer, Inc. *(a)
595 28,524
Western Digital Corp. (a)
409 49,105
591,938
Total Information Technology 8,118,987
Materials - 4 .7%
Chemicals - 1 .3%
Air Liquide SA (France) (2)(a)
144 30,003
Akzo Nobel NV (Netherlands) (2)(a)
156 11,133
Axalta Coating Systems Ltd. *(a)
497 14,224
Cabot Corp. (a)
585 44,489
CF Industries Holdings, Inc. (a)
618 55,435
Ecolab, Inc. (a)
205 56,141
Givaudan SA (Registered)
(Switzerland) (2)(a) 18 73,423
Huntsman Corp. (a)
1,453 13,048
Linde plc (a)
248 117,800
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 6,300 36,188
Mitsui Chemicals, Inc. (Japan) (2)(a)
1,900 47,490
Mosaic Co. (The) (a)
3,584 124,293
NewMarket Corp. (a)
201 166,470
Nitto Denko Corp. (Japan) (2)(a)
2,200 52,151
Olin Corp. (a)
3,115 77,844
Orica Ltd. (Australia) (2)(a)
2,549 35,599
Scotts Miracle-Gro Co. (The) (a)
611 34,797
Solvay SA (Belgium) (2)(a)
323 10,285
Toray Industries, Inc. (Japan) (2)(a)
5,000 31,899
Yara International ASA (Brazil) (2)
754 27,637
1,060,349
Construction Materials - 0 .6%
Amrize Ltd. (2)*(a)
148 7,237
Buzzi SpA (2)(a)
757 41,714
Heidelberg Materials AG (Germany)
(2)(a) 385 87,028
Holcim AG (2)(a)
2,316 197,612
Vulcan Materials Co. (a)
591 181,803
515,394
Containers & Packaging - 0 .4%
CCL Industries, Inc., Class B
(Canada) (a) 324 18,261
Crown Holdings, Inc. (a)
1,770 170,964
Packaging Corp. of America (a)
601 130,976
Sonoco Products Co. (a)
873 37,618
357,819

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2 .3%
Acerinox SA (2)(a)
4,141 54,389
Agnico Eagle Mines Ltd. (Canada)
(a) 712 119,920
Alamos Gold, Inc., Class A (Canada)
(a) 2,191 76,371
Alcoa Corp. (a)
4,657 153,169
ArcelorMittal SA (Luxembourg) (2)
936 33,767
Aurubis AG (Germany) (2)(a)
126 15,805
Barrick Mining Corp. (Canada) (a)
3,428 112,592
BlueScope Steel Ltd. (Australia) (2)
(a) 950 14,270
Boliden AB (Sweden) (2)*(a)
1,048 42,778
Endeavour Mining plc (Ivory Coast)
(2)(a) 836 34,959
Evolution Mining Ltd. (Australia) (2)
(a) 24,003 171,106
Freeport-McMoRan, Inc. (a)
682 26,748
IGO Ltd. (Australia) (2)*(a)
8,237 28,282
Kinross Gold Corp. (Canada) (a)
3,372 83,688
Kobe Steel Ltd. (Japan) (2)(a)
3,600 42,541
Lundin Gold, Inc. (Canada) (a)
286 18,530
Lynas Rare Earths Ltd. (Australia)
(2)*(a) 5,018 55,751
Mineral Resources Ltd. (Australia)
(2)*(a) 2,763 75,364
Newmont Corp. (a)
1,996 168,283
Nippon Steel Corp. (Japan) (2)(a)
2,000 8,237
Norsk Hydro ASA (Norway) (2)(a)
8,813 59,921
Northern Star Resources Ltd.
(Australia) (2)(a) 1,245 19,441
Pan American Silver Corp. (Canada)
(a) 2,142 83,005
Pilbara Minerals Ltd. (Australia)
(2)*(a) 37,337 62,339
Royal Gold, Inc. (a)
321 64,386
South32 Ltd. (Australia) (2)(a)
20,891 37,870
thyssenkrupp AG (Germany) (2)(a)
8,357 115,308
Wheaton Precious Metals Corp.
(Brazil) 751 84,042
1,862,862
Paper & Forest Products - 0 .1%
Oji Holdings Corp. (Japan) (2)(a) 11,000 60,186
Total Materials 3,856,610
Real Estate - 2 .4%
Diversified REITs - 0 .1%
WP Carey, Inc., REIT (a) 1,686 113,923
Health Care REITs - 0 .6%
Alexandria Real Estate Equities,
Inc., REIT (a) 1,887 157,263
Medical Properties Trust, Inc., REIT
(a)(b) 19,530 99,017
Omega Healthcare Investors, Inc.,
REIT (a) 2,236 94,404
Sabra Health Care REIT, Inc., REIT
(a)(b) 2,341 43,636
INVESTMENTS SHARES VALUE ($)
Health Care REITs - 0.6% (continued)
Ventas, Inc., REIT (a)
1,713 119,893
514,213
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a) 3,874 42,924
Industrial REITs - 0 .2%
Prologis, Inc., REIT (a)
247 28,287
STAG Industrial, Inc., REIT (a)
2,745 96,871
125,158
Office REITs - 0 .1%
COPT Defense Properties, REIT (a)
2,267 65,879
Kilroy Realty Corp., REIT (a)
975 41,194
107,073
Real Estate Management & Development - 0 .1%
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 9,000 43,588
Howard Hughes Holdings, Inc. *(a)
181 14,873
Jones Lang LaSalle, Inc. *(a)
40 11,931
Zillow Group, Inc., Class C *(a)
171 13,175
83,567
Residential REITs - 0 .2%
American Homes 4 Rent, Class A,
REIT (a) 1,623 53,965
Sun Communities, Inc., REIT (a)
636 82,044
136,009
Retail REITs - 0 .3%
NNN REIT, Inc., REIT (a)
2,470 105,148
Simon Property Group, Inc., REIT
(a) 871 163,460
268,608
Specialized REITs - 0 .7%
CubeSmart, REIT (a)
2,048 83,272
Digital Realty Trust, Inc., REIT (a)
381 65,867
EPR Properties, REIT (a)
2,671 154,945
Lamar Advertising Co., Class A,
REIT (a)(b) 1,206 147,638
Millrose Properties, Inc., Class A,
REIT (a) 1,097 36,870
PotlatchDeltic Corp., REIT (a)
509 20,742
SBA Communications Corp., REIT
(a) 278 53,751
563,085
Total Real Estate 1,954,560
Utilities - 5 .0%
Electric Utilities - 2 .6%
American Electric Power Co., Inc.
(a) 1,763 198,337
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 4,700 65,274
Constellation Energy Corp. (a)
25 8,227
Duke Energy Corp. (a)
1,974 244,282

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 2.6% (continued)
Edison International (a)
2,495 137,923
Emera, Inc. (Canada) (a)
289 13,865
Endesa SA (Spain) (a)
945 30,189
Enel SpA (Italy) (2)(a)
28,931 274,166
Evergy, Inc. (a)
3,411 259,304
Eversource Energy (a)
2,133 151,742
FirstEnergy Corp. (a)
407 18,649
Fortum OYJ (Finland) (2)(a)
3,247 61,630
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 5,100 72,950
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 6,300 62,941
NRG Energy, Inc. (a)
261 42,269
OGE Energy Corp. (a)
2,902 134,275
PG&E Corp. (a)
8,037 121,198
Portland General Electric Co. (a)
3,566 156,904
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 12,400 58,084
2,112,209
Gas Utilities - 1 .0%
AltaGas Ltd. (Canada) (a)
563 17,347
Atmos Energy Corp. (a)
859 146,674
Enagas SA (Spain) (a)
5,964 93,197
Italgas SpA (Italy) (2)(a)
13,955 128,551
National Fuel Gas Co. (a)
1,173 108,350
New Jersey Resources Corp. (a)
2,278 109,686
ONE Gas, Inc. (a)(b)
630 50,992
Snam SpA (Italy) (2)(a)
3,735 22,426
Spire, Inc. (a)
860 70,107
Tokyo Gas Co. Ltd. (Japan) (2)(a)
1,500 53,338
UGI Corp. (a)
1,451 48,260
848,928
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)
4,979 65,524
RWE AG (Germany) (2)(a)
432 19,215
Talen Energy Corp. *(a)(b)
32 13,612
98,351
Multi-Utilities - 1 .0%
A2A SpA (Italy) (2)(a)
2,898 7,584
Ameren Corp. (a)
642 67,012
Centrica plc (United Kingdom) (2)(a)
30,348 68,149
DTE Energy Co. (a)
1,865 263,767
E.ON SE (Germany) (2)(a)
3,032 57,109
NiSource, Inc. (a)
2,469 106,908
Northwestern Energy Group, Inc. (a)
156 9,143
Veolia Environnement SA (France)
(2)(a) 638 21,757
WEC Energy Group, Inc. (a)
1,990 228,034
829,463
INVESTMENTS SHARES VALUE ($)
Water Utilities - 0 .3%
American Water Works Co., Inc. (a) 1,858 258,615
Total Utilities 4,147,566
TOTAL COMMON STOCKS
(Cost $55,092,298) 66,803,031
PREFERRED STOCKS - 0.0% †
Consumer Discretionary - 0 .0% †
Automobiles - 0 .0% †
Volkswagen AG (Preference)
(Germany) (2)(a)
(Cost $56,021) 469 50,835
SHORT-TERM INVESTMENTS - 74.5%
INVESTMENT COMPANIES - 62 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (d)(e) 359,925 359,925
Limited Purpose Cash Investment
Fund, 4.13% (d) 51,211,427 51,201,185
TOTAL INVESTMENT COMPANIES
(Cost $51,551,251) 51,561,110
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 11 .9%
U.S. Treasury Bills
4.15%, 10/30/2025 (2)(f) $ 1,394,000 1,389,447
4.21%, 1/15/2026 (2)(f) 1,888,000 1,866,951
4.20%, 1/22/2026 (2)(f) 2,170,000 2,144,122
4.21%, 1/29/2026 (2)(f) 1,177,000 1,162,154
3.78%, 3/26/2026 (2)(f) 3,292,000 3,232,045
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,789,682) 9,794,719
TOTAL SHORT-TERM INVESTMENTS
(Cost $61,340,933) 61,355,829
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 5,225
Notional Amount:
USD 9,363,844
Expiration Date: 3/20/2026 (2) 14 60,774
S&P 500 Index
JPMC
Exercise Price: USD 6,525
Notional Amount:
USD 3,344,230
Expiration Date: 3/20/2026 (2) 5 99,120
159,894

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS
NOTIONAL
AMOUNT VALUE ($)
Interest Rate Swaptions - 0 .1%
1-Year Interest Rate Swap
JPMC
Exercise Rate: 3.155%
Expiration Date: 9/11/2028 (2) $ 12,200,000 52,412
2-Year Interest Rate Swap
JPMC
Exercise Rate: 3.038%
Expiration Date: 3/10/2026 (2) 14,200,000 35,748
88,160
TOTAL PURCHASED OPTIONS
(Cost $316,845) 248,054
TOTAL LONG POSITIONS
(Cost $116,806,097) 128,457,749
SHARES
SHORT POSITIONS - (89.2)%
COMMON STOCKS - (88.9)%
Communication Services - ( 3 .2 ) %
Diversified Telecommunication Services - ( 1 .6 ) %
BCE, Inc. (Canada)
(7,092) (165,719)
Cellnex Telecom SA (Spain) (2)(c)
(1,410) (48,839)
Deutsche Telekom AG (Registered)
(Germany) (2) (7,911) (269,524)
Elisa OYJ (Finland) (2)
(145) (7,611)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (8,004) (94,059)
Iridium Communications, Inc.
(424) (7,403)
Koninklijke KPN NV (Netherlands)
(2) (12,463) (59,817)
Quebecor, Inc., Class B (Canada)
(781) (24,591)
Singapore Telecommunications Ltd.
(Singapore) (2) (19,000) (60,744)
Swisscom AG (Registered)
(Switzerland) (2) (364) (264,574)
Telecom Italia SpA (Italy) (2)
(182,256) (95,491)
Telefonica SA (Spain) (2)
(5,500) (28,304)
Telstra Group Ltd. (Australia) (2)
(51,276) (163,474)
(1,290,150)
Entertainment - ( 1 .0 ) %
Bollore SE (France) (2)
(6,996) (39,675)
CTS Eventim AG & Co. KGaA
(Germany) (2) (526) (51,640)
Konami Group Corp. (Japan) (2)
(400) (57,705)
Madison Square Garden Sports
Corp., Class A (300) (68,100)
Nintendo Co. Ltd. (Japan) (2)
(3,600) (311,469)
Toei Animation Co. Ltd. (Japan) (2)
(400) (8,257)
Toho Co. Ltd. (Japan) (2)
(1,200) (77,140)
Walt Disney Co. (The)
(1,687) (193,161)
(807,147)
Interactive Media & Services - ( 0 .3 ) %
Alphabet, Inc., Class C
(297) (72,334)
CAR Group Ltd. (Australia) (2)
(1,757) (42,732)
IAC, Inc.
(747) (25,450)
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - (0.3)% (continued)
Match Group, Inc.
(730) (25,784)
Pinterest, Inc., Class A
(1,350) (43,429)
(209,729)
Media - ( 0 .3 ) %
Comcast Corp., Class A
(3,248) (102,052)
Dentsu Group, Inc. (Japan) (2)
(2,500) (54,573)
EchoStar Corp., Class A
(101) (7,712)
Informa plc (United Kingdom) (2)
(1,759) (21,787)
Publicis Groupe SA (France) (2)
(298) (28,678)
Trade Desk, Inc. (The), Class A
(503) (24,652)
WPP plc (United Kingdom) (2)
(9,180) (45,760)
(285,214)
Wireless Telecommunication Services - ( 0 .0 ) % †
Tele2 AB, Class B (Sweden) (2) (942) (16,069)
Total Communication Services (2,608,309)
Consumer Discretionary - ( 10 .7 ) %
Automobile Components - ( 0 .5 ) %
Bridgestone Corp. (Japan) (2)
(2,400) (110,924)
Cie Generale des Etablissements
Michelin SCA (France) (2) (3,464) (124,751)
Continental AG (Germany) (2)
(112) (7,409)
Denso Corp. (Japan) (2)
(500) (7,196)
Gentex Corp.
(4,596) (130,067)
Koito Manufacturing Co. Ltd.
(Japan) (2) (900) (13,619)
(393,966)
Automobiles - ( 1 .3 ) %
Bayerische Motoren Werke AG
(Germany) (2) (524) (52,813)
Ferrari NV (Italy) (2)
(711) (344,636)
Isuzu Motors Ltd. (Japan) (2)
(2,800) (35,289)
Mercedes-Benz Group AG
(Germany) (2) (121) (7,627)
Nissan Motor Co. Ltd. (Japan) (2)
(71,200) (173,157)
Stellantis NV (2)
(8,793) (81,613)
Suzuki Motor Corp. (Japan) (2)
(7,900) (115,015)
Tesla, Inc.
(17) (7,560)
Thor Industries, Inc.
(1,046) (108,460)
Yamaha Motor Co. Ltd. (Japan) (2)
(21,600) (161,725)
(1,087,895)
Broadline Retail - ( 0 .5 ) %
Canadian Tire Corp. Ltd., Class A
(Canada) (194) (23,094)
Dollarama, Inc. (Canada)
(1,023) (134,915)
Etsy, Inc.
(816) (54,174)
Ollie's Bargain Outlet Holdings, Inc.
(251) (32,228)
Pan Pacific International Holdings
Corp. (Japan) (2) (13,000) (85,591)
Wesfarmers Ltd. (Australia) (2)
(933) (56,758)
(386,760)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Distributors - ( 0 .2 ) %
D'ieteren Group (Belgium) (2)
(164) (30,782)
LKQ Corp.
(1,277) (39,000)
Pool Corp.
(354) (109,765)
(179,547)
Diversified Consumer Services - ( 0 .1 ) %
H&R Block, Inc.
(705) (35,652)
IDP Education Ltd. (Australia) (2)
(5,152) (22,394)
(58,046)
Hotels, Restaurants & Leisure - ( 3 .2 ) %
Accor SA (France) (2)
(727) (34,540)
Amadeus IT Group SA (Spain) (2)
(809) (64,307)
Caesars Entertainment, Inc.
(4,257) (115,045)
Chipotle Mexican Grill, Inc., Class A
(1,822) (71,404)
Churchill Downs, Inc.
(709) (68,780)
Compass Group plc (United
Kingdom) (2) (1,655) (56,412)
Darden Restaurants, Inc.
(516) (98,226)
Delivery Hero SE (South Korea) (2)
(c) (22) (632)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (3,507) (31,250)
Dutch Bros, Inc., Class A
(375) (19,628)
Genting Singapore Ltd. (Singapore)
(2) (160,000) (91,216)
Hilton Grand Vacations, Inc.
(1,937) (80,986)
Hilton Worldwide Holdings, Inc.
(510) (132,314)
Hyatt Hotels Corp., Class A
(868) (123,195)
Marriott International, Inc., Class A
(1,181) (307,580)
Marriott Vacations Worldwide Corp.
(578) (38,472)
Oriental Land Co. Ltd. (Japan) (2)
(8,500) (204,621)
Planet Fitness, Inc., Class A
(1,135) (117,813)
Restaurant Brands International, Inc.
(Canada) (841) (53,952)
Royal Caribbean Cruises Ltd.
(139) (44,978)
Sodexo SA (France) (2)
(397) (25,048)
Starbucks Corp.
(3,695) (312,597)
Vail Resorts, Inc.
(669) (100,062)
Wendy's Co. (The)
(8,443) (77,338)
Whitbread plc (United Kingdom) (2)
(316) (13,710)
Wyndham Hotels & Resorts, Inc.
(1,363) (108,904)
Yum! Brands, Inc.
(1,368) (207,936)
(2,600,946)
Household Durables - ( 1 .1 ) %
Barratt Redrow plc (United
Kingdom) (2) (10,405) (54,742)
Bellway plc (United Kingdom) (2)
(431) (14,279)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (23,000)
Iida Group Holdings Co. Ltd. (Japan)
(2) (700) (11,164)
Lennar Corp., Class A
(520) (65,541)
Newell Brands, Inc.
(7,708) (40,390)
NVR, Inc.
(14) (112,485)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.1)% (continued)
Open House Group Co. Ltd. (Japan)
(2) (100) (5,174)
PulteGroup, Inc.
(934) (123,409)
Sekisui House Ltd. (Japan) (2)
(2,900) (65,954)
Somnigroup International, Inc.
(1,570) (132,398)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (4,000) (47,725)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (29,231)
TopBuild Corp.
(418) (163,379)
(888,871)
Leisure Products - ( 0 .5 ) %
BRP, Inc.
(984) (59,830)
Brunswick Corp.
(599) (37,881)
Games Workshop Group plc (United
Kingdom) (2) (82) (16,071)
Mattel, Inc.
(1,057) (17,789)
Shimano, Inc. (Japan) (2)
(2,000) (223,517)
Yamaha Corp. (Japan) (2)
(4,800) (31,871)
YETI Holdings, Inc.
(1,742) (57,800)
(444,759)
Specialty Retail - ( 2 .4 ) %
Burlington Stores, Inc.
(278) (70,751)
Fast Retailing Co. Ltd. (Japan) (2)
(1,100) (334,083)
Floor & Decor Holdings, Inc., Class
A (1,700) (125,290)
Home Depot, Inc. (The)
(900) (364,671)
Industria de Diseno Textil SA (Spain)
(2) (5,028) (278,269)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (46,218)
Lithia Motors, Inc., Class A
(211) (66,676)
Lowe's Cos., Inc.
(282) (70,869)
Murphy USA, Inc.
(126) (48,921)
Nitori Holdings Co. Ltd. (Japan) (2)
(4,000) (77,341)
RH
(342) (69,481)
Tractor Supply Co.
(4,342) (246,930)
Valvoline, Inc.
(4,123) (148,057)
Williams-Sonoma, Inc.
(38) (7,427)
ZOZO, Inc. (Japan) (2)
(7,500) (68,915)
(2,023,899)
Textiles, Apparel & Luxury Goods - ( 0 .9 ) %
Asics Corp. (Japan) (2)
(3,300) (86,353)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (157) (30,139)
Columbia Sportswear Co.
(1,148) (60,040)
Crocs, Inc.
(933) (77,952)
Gildan Activewear, Inc. (Canada)
(742) (42,866)
Kering SA (France) (2)
(87) (29,153)
Lululemon Athletica, Inc.
(120) (21,352)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (82) (50,461)
NIKE, Inc., Class B
(2,202) (153,545)
PVH Corp.
(336) (28,147)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - (0.9)% (continued)
Swatch Group AG (The)
(Switzerland) (2) (715) (135,134)
(715,142)
Total Consumer Discretionary (8,779,831)
Consumer Staples - ( 8 .2 ) %
Beverages - ( 1 .5 ) %
Brown-Forman Corp., Class B
(3,777) (102,281)
Coca-Cola Co. (The)
(1,347) (89,333)
Constellation Brands, Inc., Class A
(1,338) (180,188)
Davide Campari-Milano NV (Italy)
(2) (11,382) (71,975)
Diageo plc (United Kingdom) (2)
(9,983) (238,870)
Heineken Holding NV (Netherlands)
(2) (408) (28,015)
Heineken NV (Netherlands) (2)
(1,404) (109,946)
Keurig Dr Pepper, Inc.
(5,806) (148,111)
Pernod Ricard SA (France) (2)
(2,312) (227,618)
Remy Cointreau SA (France) (2)
(454) (24,619)
Treasury Wine Estates Ltd.
(Australia) (2) (6,124) (28,636)
(1,249,592)
Consumer Staples Distribution & Retail - ( 1 .7 ) %
Alimentation Couche-Tard, Inc.
(Canada) (812) (43,322)
Axfood AB (Sweden) (2)
(450) (13,976)
Casey's General Stores, Inc.
(106) (59,924)
Coles Group Ltd. (Australia) (2)
(3,807) (58,601)
Costco Wholesale Corp.
(177) (163,837)
Dollar Tree, Inc.
(1,344) (126,833)
Endeavour Group Ltd. (Australia) (2)
(22,582) (54,215)
Jeronimo Martins SGPS SA
(Portugal) (2) (4,106) (99,961)
Kesko OYJ, Class B (Finland) (2)
(588) (12,514)
Kobe Bussan Co. Ltd. (Japan) (2)
(2,400) (66,145)
Kroger Co. (The)
(1,548) (104,351)
Loblaw Cos. Ltd. (Canada)
(4,817) (186,318)
Performance Food Group Co.
(1,623) (168,857)
Seven & i Holdings Co. Ltd. (Japan)
(2) (1,600) (21,469)
Target Corp.
(339) (30,408)
Woolworths Group Ltd. (Australia)
(2) (9,694) (171,080)
(1,381,811)
Food Products - ( 3 .0 ) %
Ajinomoto Co., Inc. (Japan) (2)
(1,700) (48,738)
Archer-Daniels-Midland Co.
(502) (29,989)
Associated British Foods plc (United
Kingdom) (2) (639) (17,656)
Barry Callebaut AG (Registered)
(Switzerland) (2) (87) (119,818)
Campbell's Co. (The)
(1,826) (57,665)
Conagra Brands, Inc.
(2,119) (38,799)
Darling Ingredients, Inc.
(1,901) (58,684)
Freshpet, Inc.
(314) (17,304)
INVESTMENTS SHARES VALUE ($)
Food Products - (3.0)% (continued)
General Mills, Inc.
(385) (19,412)
Hershey Co. (The)
(1,169) (218,661)
Hormel Foods Corp.
(5,331) (131,889)
Kikkoman Corp. (Japan) (2)
(13,100) (110,938)
Kraft Heinz Co. (The)
(6,112) (159,156)
Lamb Weston Holdings, Inc.
(609) (35,371)
Lotus Bakeries NV (Belgium) (2)
(5) (47,178)
McCormick & Co., Inc. (Non-Voting)
(781) (52,257)
MEIJI Holdings Co. Ltd. (Japan) (2)
(2,100) (43,544)
Mondelez International, Inc., Class A
(6,822) (426,170)
Mowi ASA (Norway) (2)
(1,765) (37,340)
Nestle SA (Registered) (2)
(3,471) (318,760)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (10,400) (195,891)
Post Holdings, Inc.
(494) (53,095)
Salmar ASA (Norway) (2)
(654) (34,972)
Wilmar International Ltd. (China) (2)
(9,400) (20,788)
Yakult Honsha Co. Ltd. (Japan) (2)
(8,800) (143,500)
(2,437,575)
Household Products - ( 0 .8 ) %
Church & Dwight Co., Inc.
(466) (40,836)
Clorox Co. (The)
(257) (31,688)
Colgate-Palmolive Co.
(519) (41,489)
Essity AB, Class B (Sweden) (2)
(1,579) (41,274)
Henkel AG & Co. KGaA (Germany)
(2) (147) (10,911)
Kimberly-Clark Corp.
(996) (123,843)
Procter & Gamble Co. (The)
(793) (121,844)
Reckitt Benckiser Group plc (United
Kingdom) (2) (915) (70,457)
Reynolds Consumer Products, Inc.
(2,339) (57,235)
Unicharm Corp. (Japan)
(17,900) (116,126)
(655,703)
Personal Care Products - ( 1 .1 ) %
Beiersdorf AG (Germany) (2)
(567) (59,328)
Coty, Inc., Class A
(9,003) (36,372)
elf Beauty, Inc.
(587) (77,766)
Estee Lauder Cos., Inc. (The), Class
A (674) (59,393)
Kenvue, Inc.
(6,942) (112,669)
L'Oreal SA (France) (2)
(589) (255,913)
Shiseido Co. Ltd. (Japan) (2)
(4,400) (75,109)
Unilever plc (United Kingdom) (2)
(3,321) (196,300)
(872,850)
Tobacco - ( 0 .1 ) %
Japan Tobacco, Inc. (Japan) (2) (3,900) (127,908)
Total Consumer Staples (6,725,439)
Energy - ( 4 .2 ) %
Energy Equipment & Services - ( 0 .4 ) %
NOV, Inc.
(1,148) (15,211)
Schlumberger NV
(4,310) (148,135)
Tenaris SA (2)
(2,459) (44,061)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - (0.4)% (continued)
Valaris Ltd.
(1,047) (51,062)
Weatherford International plc
(740) (50,638)
(309,107)
Oil, Gas & Consumable Fuels - ( 3 .8 ) %
Aker BP ASA (Norway) (2)
(688) (17,461)
Ampol Ltd. (Australia) (2)
(3,125) (61,767)
APA Corp.
(1,525) (37,027)
Cameco Corp. (Canada)
(1,120) (93,997)
Chevron Corp.
(1,412) (219,270)
Chord Energy Corp.
(552) (54,852)
ConocoPhillips
(1,547) (146,331)
Coterra Energy, Inc.
(2,111) (49,925)
Diamondback Energy, Inc.
(884) (126,500)
DT Midstream, Inc.
(1,310) (148,109)
EOG Resources, Inc.
(2,502) (280,524)
EQT Corp.
(2,155) (117,297)
Expand Energy Corp.
(757) (80,424)
Galp Energia SGPS SA (Portugal)
(2) (4,549) (86,202)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(3,400) (23,261)
Imperial Oil Ltd. (Canada)
(842) (76,347)
Keyera Corp. (Canada)
(2,675) (89,743)
MEG Energy Corp. (Canada)
(291) (5,871)
Neste OYJ (Finland) (2)
(2,043) (37,538)
New Hope Corp. Ltd. (Australia) (2)
(8,033) (20,829)
Occidental Petroleum Corp.
(1,493) (70,544)
ONEOK, Inc.
(2,868) (209,278)
Permian Resources Corp., Class A
(9,969) (127,603)
Santos Ltd. (Australia) (2)
(10,685) (47,451)
Shell plc (2)
(216) (7,699)
Targa Resources Corp.
(565) (94,660)
TC Energy Corp. (Canada)
(6,311) (343,144)
Texas Pacific Land Corp.
(42) (39,213)
Tourmaline Oil Corp. (Canada)
(1,517) (65,424)
Whitecap Resources, Inc. (Canada)
(4,492) (34,278)
Williams Cos., Inc. (The)
(4,403) (278,930)
Woodside Energy Group Ltd.
(Australia) (2) (5,110) (77,166)
(3,168,665)
Total Energy (3,477,772)
Financials - ( 11 .8 ) %
Banks - ( 3 .1 ) %
ANZ Group Holdings Ltd. (Australia)
(2) (345) (7,576)
Banco BPM SpA (Italy) (2)
(2,592) (38,902)
Bank OZK
(1,770) (90,235)
Bankinter SA (Spain) (2)
(2,053) (32,454)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (92) (10,902)
BPER Banca SpA (Italy) (2)
(5,825) (64,787)
Chiba Bank Ltd. (The) (Japan) (2)
(11,900) (124,741)
Comerica, Inc.
(108) (7,400)
Commonwealth Bank of Australia
(Australia) (2) (2,398) (264,820)
INVESTMENTS SHARES VALUE ($)
Banks - (3.1)% (continued)
DNB Bank ASA (Norway) (2)
(2,679) (73,019)
First Citizens BancShares, Inc.,
Class A (53) (94,825)
First Financial Bankshares, Inc.
(1,324) (44,553)
First Hawaiian, Inc.
(1,989) (49,387)
First Horizon Corp.
(2,353) (53,201)
FNB Corp.
(4,365) (70,320)
Glacier Bancorp, Inc.
(1,525) (74,222)
Home BancShares, Inc.
(1,514) (42,846)
Huntington Bancshares, Inc.
(5,608) (96,850)
International Bancshares Corp.
(107) (7,356)
KeyCorp
(4,605) (86,067)
National Bank of Canada (Canada)
(1,728) (183,553)
Old National Bancorp
(4,197) (92,124)
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) (4,100) (52,273)
Pinnacle Financial Partners, Inc.
(515) (48,302)
SOUTHSTATE BANK Corp.
(842) (83,248)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (8,000) (225,063)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (8,115) (105,882)
Toronto-Dominion Bank (The)
(Canada) (95) (7,596)
UMB Financial Corp.
(1,345) (159,181)
United Bankshares, Inc.
(2,415) (89,862)
Valley National Bancorp
(688) (7,293)
Western Alliance Bancorp
(690) (59,837)
Westpac Banking Corp. (Australia)
(2) (3,319) (85,514)
Wintrust Financial Corp.
(417) (55,227)
(2,589,418)
Capital Markets - ( 2 .7 ) %
ASX Ltd. (Australia) (2)
(655) (25,386)
Blackrock, Inc.
(254) (296,131)
Blackstone, Inc.
(42) (7,176)
Blue Owl Capital, Inc., Class A
(1,322) (22,381)
Cboe Global Markets, Inc.
(31) (7,603)
Daiwa Securities Group, Inc.
(Japan) (2) (1,200) (9,751)
Deutsche Boerse AG (Germany) (2)
(287) (76,856)
FactSet Research Systems, Inc.
(408) (116,888)
Franklin Resources, Inc.
(2,274) (52,598)
Futu Holdings Ltd., ADR (Hong
Kong) (250) (43,477)
Hamilton Lane, Inc., Class A
(1,354) (182,506)
Intercontinental Exchange, Inc.
(422) (71,099)
Julius Baer Group Ltd. (Switzerland)
(2) (365) (25,416)
KKR & Co., Inc.
(662) (86,027)
LPL Financial Holdings, Inc.
(415) (138,066)
Macquarie Group Ltd. (Australia) (2)
(644) (93,477)
MarketAxess Holdings, Inc.
(67) (11,675)
Morgan Stanley
(47) (7,471)
Morningstar, Inc.
(119) (27,609)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (2.7)% (continued)
Partners Group Holding AG
(Switzerland) (2) (110) (143,925)
S&P Global, Inc.
(541) (263,310)
Schroders plc (United Kingdom) (2)
(2,822) (14,320)
SEI Investments Co.
(1,461) (123,966)
Singapore Exchange Ltd.
(Singapore) (2) (4,200) (53,917)
T. Rowe Price Group, Inc.
(1,187) (121,834)
TMX Group Ltd. (Canada)
(1,250) (47,819)
TPG, Inc.
(1,761) (101,169)
Tradeweb Markets, Inc., Class A
(233) (25,858)
Virtu Financial, Inc., Class A
(349) (12,390)
(2,210,101)
Consumer Finance - ( 0 .1 ) %
Credit Acceptance Corp.
(56) (26,148)
Synchrony Financial
(420) (29,841)
(55,989)
Financial Services - ( 1 .6 ) %
Adyen NV (Netherlands) (2)(c)
(27) (43,445)
Apollo Global Management, Inc.
(901) (120,076)
Berkshire Hathaway, Inc., Class B
(103) (51,782)
Corpay, Inc.
(160) (46,090)
Edenred SE (France) (2)
(2,699) (64,276)
Equitable Holdings, Inc.
(1,820) (92,420)
Euronet Worldwide, Inc.
(182) (15,981)
Fidelity National Information
Services, Inc. (671) (44,246)
Fiserv, Inc.
(137) (17,663)
Investor AB, Class B (Sweden) (2)
(2,437) (76,289)
Jack Henry & Associates, Inc.
(1,114) (165,908)
Mitsubishi HC Capital, Inc. (Japan)
(2) (11,400) (94,172)
Shift4 Payments, Inc., Class A
(849) (65,713)
Toast, Inc., Class A
(250) (9,127)
Visa, Inc., Class A
(853) (291,197)
Voya Financial, Inc.
(1,288) (96,342)
WEX, Inc.
(122) (19,219)
(1,313,946)
Insurance - ( 4 .3 ) %
Admiral Group plc (United Kingdom)
(2) (232) (10,471)
Allianz SE (Registered) (Germany)
(2) (407) (171,236)
American Financial Group, Inc.
(206) (30,018)
Aon plc, Class A
(350) (124,803)
Arch Capital Group Ltd.
(1,033) (93,724)
Arthur J Gallagher & Co.
(1,385) (428,990)
ASR Nederland NV (Netherlands)
(2) (1,879) (127,865)
AXA SA (France) (2)
(1,840) (88,237)
Cincinnati Financial Corp.
(298) (47,114)
Erie Indemnity Co., Class A
(283) (90,039)
Fairfax Financial Holdings Ltd.
(Canada) (13) (22,744)
INVESTMENTS SHARES VALUE ($)
Insurance - (4.3)% (continued)
Gjensidige Forsikring ASA (Norway)
(2) (539) (15,839)
Great-West Lifeco, Inc. (Canada)
(1,914) (77,677)
Hannover Rueck SE (Germany) (2)
(289) (87,208)
Helvetia Holding AG (Registered)
(Switzerland) (2) (487) (119,676)
Intact Financial Corp. (Canada)
(602) (117,126)
Japan Post Holdings Co. Ltd.
(Japan) (2) (11,900) (118,111)
Kinsale Capital Group, Inc.
(200) (85,052)
Markel Group, Inc.
(54) (103,213)
Medibank Pvt Ltd. (Australia) (2)
(12,143) (38,685)
Power Corp. of Canada (Canada)
(1,776) (76,849)
Progressive Corp. (The)
(459) (113,350)
Prudential Financial, Inc.
(2,392) (248,146)
Prudential plc (Hong Kong) (2)
(4,018) (56,251)
RenaissanceRe Holdings Ltd.
(225) (57,134)
RLI Corp.
(989) (64,503)
Ryan Specialty Holdings, Inc., Class
A (1,159) (65,321)
Sampo OYJ, Class A (Finland) (2)
(13,815) (158,830)
Sompo Holdings, Inc. (Japan) (2)
(4,500) (139,120)
Sun Life Financial, Inc. (Canada)
(800) (48,039)
Suncorp Group Ltd. (Australia) (2)
(4,105) (55,039)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (77) (83,130)
Swiss Re AG (2)
(853) (158,425)
White Mountains Insurance Group
Ltd. (77) (128,707)
Willis Towers Watson plc
(255) (88,090)
(3,538,762)
Total Financials (9,708,216)
Health Care - ( 7 .9 ) %
Biotechnology - ( 1 .6 ) %
AbbVie, Inc.
(1,434) (332,028)
Amgen, Inc.
(670) (189,074)
CSL Ltd. (2)
(2,114) (278,089)
Cytokinetics, Inc.
(836) (45,946)
Exact Sciences Corp.
(276) (15,100)
Gilead Sciences, Inc.
(617) (68,487)
Moderna, Inc.
(2,725) (70,387)
Revolution Medicines, Inc.
(34) (1,588)
Telix Pharmaceuticals Ltd.
(Australia) (2) (3,965) (38,330)
Vertex Pharmaceuticals, Inc.
(495) (193,862)
Viking Therapeutics, Inc.
(3,079) (80,916)
(1,313,807)
Health Care Equipment & Supplies - ( 2 .3 ) %
Alcon AG (2)
(1,789) (134,559)
Ambu A/S, Class B (Denmark) (2)
(1,129) (16,610)
Baxter International, Inc.
(3,185) (72,523)
BioMerieux (France) (2)
(215) (28,857)
Boston Scientific Corp.
(1,843) (179,932)
Cochlear Ltd. (Australia) (2)
(184) (33,909)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.3)% (continued)
Coloplast A/S, Class B (Denmark)
(2) (618) (53,266)
Cooper Cos., Inc. (The)
(363) (24,887)
Dexcom, Inc.
(436) (29,338)
DiaSorin SpA (Italy) (2)
(847) (75,248)
Envista Holdings Corp.
(1,554) (31,655)
EssilorLuxottica SA (France) (2)
(861) (280,474)
GE HealthCare Technologies, Inc.
(318) (23,882)
Globus Medical, Inc., Class A
(302) (17,296)
Hologic, Inc.
(1,020) (68,840)
Intuitive Surgical, Inc.
(106) (47,406)
Koninklijke Philips NV (Netherlands)
(2) (836) (22,902)
Lantheus Holdings, Inc.
(828) (42,468)
Masimo Corp.
(740) (109,187)
Olympus Corp. (Japan) (2)
(9,500) (120,109)
Siemens Healthineers AG
(Germany) (2)(c) (2,561) (138,720)
Sonova Holding AG (Registered)
(Switzerland) (2) (380) (104,236)
Straumann Holding AG (Registered)
(Switzerland) (2) (268) (28,731)
Stryker Corp.
(167) (61,735)
Sysmex Corp. (Japan) (2)
(3,100) (38,323)
Teleflex, Inc.
(134) (16,396)
Terumo Corp. (Japan) (2)
(4,800) (79,183)
Zimmer Biomet Holdings, Inc.
(168) (16,548)
(1,897,220)
Health Care Providers & Services - ( 1 .2 ) %
Acadia Healthcare Co., Inc.
(301) (7,453)
Amplifon SpA (Italy) (2)
(1,379) (22,492)
Cardinal Health, Inc.
(671) (105,320)
Chemed Corp.
(17) (7,611)
Cigna Group (The)
(446) (128,559)
DaVita, Inc.
(280) (37,203)
Ensign Group, Inc. (The)
(457) (78,956)
Fresenius SE & Co. KGaA
(Germany) (2) (344) (19,225)
Galenica AG (Switzerland) (2)(c)
(155) (16,873)
Henry Schein, Inc.
(2,917) (193,601)
Hims & Hers Health, Inc.
(240) (13,613)
Option Care Health, Inc.
(1,997) (55,437)
Quest Diagnostics, Inc.
(1,260) (240,131)
Ramsay Health Care Ltd. (Australia)
(2) (4,062) (85,226)
(1,011,700)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(2,199) (26,872)
M3, Inc. (Japan) (2)
(8,100) (131,125)
(157,997)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - ( 1 .2 ) %
Avantor, Inc.
(3,530) (44,054)
Bachem Holding AG, Class B
(Switzerland) (2) (349) (25,978)
Bio-Techne Corp.
(3,482) (193,704)
Bruker Corp.
(478) (15,530)
Charles River Laboratories
International, Inc. (487) (76,196)
Danaher Corp.
(348) (68,994)
QIAGEN NV (2)
(661) (29,483)
Repligen Corp.
(643) (85,950)
Revvity, Inc.
(1,521) (133,316)
Sartorius Stedim Biotech (France)
(2) (109) (22,213)
Sotera Health Co.
(1,849) (29,085)
Tecan Group AG (Registered)
(Switzerland) (2) (224) (40,573)
Thermo Fisher Scientific, Inc.
(290) (140,656)
Waters Corp.
(154) (46,171)
(951,903)
Pharmaceuticals - ( 1 .4 ) %
AstraZeneca plc (United Kingdom)
(2) (327) (50,097)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (1,800) (79,802)
Eisai Co. Ltd. (Japan) (2)
(1,100) (37,161)
Elanco Animal Health, Inc.
(1,705) (34,339)
Haleon plc (2)
(19,293) (86,822)
Johnson & Johnson
(1,450) (268,859)
Kyowa Kirin Co. Ltd. (Japan) (2)
(2,800) (43,771)
Merck KGaA (Germany) (2)
(1,325) (171,912)
Novo Nordisk A/S, Class B
(Denmark) (2) (1,480) (82,409)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (7,100) (82,224)
Organon & Co.
(1,572) (16,789)
Perrigo Co. plc
(1,994) (44,406)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (483) (29,480)
Sanofi SA (2)
(1,058) (100,186)
Viatris, Inc.
(2,915) (28,858)
(1,157,115)
Total Health Care (6,489,742)
Industrials - ( 18 .2 ) %
Aerospace & Defense - ( 1 .5 ) %
Axon Enterprise, Inc.
(26) (18,659)
BAE Systems plc (United Kingdom)
(2) (5,091) (141,715)
Boeing Co. (The)
(750) (161,873)
Bombardier, Inc., Class B (Canada)
(116) (16,256)
CAE, Inc. (Canada)
(1,875) (55,521)
HEICO Corp.
(587) (189,495)
Hexcel Corp.
(434) (27,212)
L3Harris Technologies, Inc.
(803) (245,244)
Lockheed Martin Corp.
(16) (7,988)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - (1.5)% (continued)
MTU Aero Engines AG (Germany)
(2) (238) (109,798)
RTX Corp.
(46) (7,697)
TransDigm Group, Inc.
(207) (272,830)
(1,254,288)
Air Freight & Logistics - ( 0 .7 ) %
Deutsche Post AG (Germany) (2)
(3,581) (160,025)
DSV A/S (Denmark) (2)
(1,016) (202,967)
Expeditors International of
Washington, Inc. (161) (19,737)
GXO Logistics, Inc.
(1,567) (82,879)
InPost SA (Poland) (2)
(598) (7,362)
SG Holdings Co. Ltd. (Japan) (2)
(5,800) (59,910)
United Parcel Service, Inc., Class B
(684) (57,135)
(590,015)
Building Products - ( 1 .6 ) %
A O Smith Corp.
(502) (36,852)
AAON, Inc.
(873) (81,573)
Advanced Drainage Systems, Inc.
(319) (44,245)
AGC, Inc. (Japan) (2)
(600) (19,567)
Assa Abloy AB, Class B (Sweden)
(2) (3,826) (133,175)
Builders FirstSource, Inc.
(882) (106,943)
Carlisle Cos., Inc.
(160) (52,634)
Carrier Global Corp.
(2,094) (125,012)
Cie de Saint-Gobain SA (France) (2)
(900) (97,516)
Daikin Industries Ltd. (Japan) (2)
(1,900) (218,998)
Fortune Brands Innovations, Inc.
(1,762) (94,073)
Nibe Industrier AB, Class B
(Sweden) (2) (21,113) (83,448)
ROCKWOOL A/S, Class B
(Denmark) (2) (258) (9,619)
Simpson Manufacturing Co., Inc.
(30) (5,024)
TOTO Ltd. (Japan) (2)
(2,300) (60,489)
Trex Co., Inc.
(726) (37,512)
UFP Industries, Inc.
(806) (75,353)
(1,282,033)
Commercial Services & Supplies - ( 1 .6 ) %
Cintas Corp.
(519) (106,530)
Clean Harbors, Inc.
(185) (42,961)
Cleanaway Waste Management Ltd.
(Australia) (2) (28,332) (51,876)
Element Fleet Management Corp.
(Canada) (1,194) (30,920)
GFL Environmental, Inc.
(774) (36,684)
MSA Safety, Inc.
(191) (32,865)
RB Global, Inc. (Canada)
(662) (71,703)
Rentokil Initial plc (United Kingdom)
(2) (5,930) (30,040)
Republic Services, Inc., Class A
(781) (179,224)
Secom Co. Ltd. (Japan) (2)
(2,600) (95,387)
Securitas AB, Class B (Sweden) (2)
(2,377) (35,829)
SPIE SA (France) (2)
(264) (14,272)
Tetra Tech, Inc.
(1,989) (66,393)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - (1.6)% (continued)
TOPPAN Holdings, Inc. (Japan) (2)
(300) (7,687)
Waste Connections, Inc.
(680) (119,544)
Waste Management, Inc.
(1,676) (370,111)
(1,292,026)
Construction & Engineering - ( 1 .3 ) %
AECOM
(1,857) (242,283)
API Group Corp.
(2,421) (83,210)
Ferrovial SE (2)
(2,596) (149,115)
Quanta Services, Inc.
(679) (281,391)
Skanska AB, Class B (Sweden) (2)
(1,292) (33,535)
Stantec, Inc. (Canada)
(235) (25,344)
Vinci SA (France) (2)
(250) (34,743)
WillScot Holdings Corp.
(6,986) (147,474)
WSP Global, Inc. (Canada)
(441) (86,666)
(1,083,761)
Electrical Equipment - ( 1 .3 ) %
AMETEK, Inc.
(213) (40,044)
Emerson Electric Co.
(1,390) (182,340)
Generac Holdings, Inc.
(342) (57,251)
Hubbell, Inc., Class B
(190) (81,759)
NIDEC Corp. (Japan) (2)
(2,900) (51,547)
nVent Electric plc
(701) (69,147)
Plug Power, Inc.
(14,262) (33,230)
Regal Rexnord Corp.
(671) (96,248)
Rockwell Automation, Inc.
(326) (113,947)
Schneider Electric SE (2)
(694) (195,342)
Sensata Technologies Holding plc
(4,084) (124,766)
(1,045,621)
Ground Transportation - ( 1 .3 ) %
Avis Budget Group, Inc.
(745) (119,628)
Canadian National Railway Co.
(Canada) (393) (37,061)
Canadian Pacific Kansas City Ltd.
(Canada) (1,362) (101,438)
CSX Corp.
(2,913) (103,441)
East Japan Railway Co. (Japan) (2)
(4,100) (100,281)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (1,500) (44,234)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (12,300) (114,090)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (600) (12,502)
Landstar System, Inc.
(653) (80,032)
Old Dominion Freight Line, Inc.
(702) (98,828)
Saia, Inc.
(161) (48,197)
Schneider National, Inc., Class B
(2,773) (58,677)
TFI International, Inc. (Canada)
(458) (40,307)
XPO, Inc.
(942) (121,772)
(1,080,488)
Industrial Conglomerates - ( 0 .4 ) %
Hitachi Ltd. (Japan) (2)
(2,300) (60,934)
Honeywell International, Inc.
(934) (196,607)
Keppel Ltd. (Singapore) (2)
(2,300) (15,920)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Industrial Conglomerates - (0.4)% (continued)
Lifco AB, Class B (Sweden) (2)
(1,480) (50,113)
Smiths Group plc (United Kingdom)
(2) (467) (14,806)
(338,380)
Machinery - ( 4 .1 ) %
Aalberts NV (Netherlands) (2)
(701) (23,112)
AGCO Corp.
(632) (67,668)
Alstom SA (France) (2)
(1,849) (48,382)
Atlas Copco AB, Class A (Sweden)
(2) (7,674) (130,136)
Atlas Copco AB, Class B (Sweden)
(2) (1,042) (15,679)
Daifuku Co. Ltd. (Japan) (2)
(3,000) (96,012)
Daimler Truck Holding AG
(Germany) (2) (799) (33,040)
Deere & Co.
(552) (252,407)
Epiroc AB, Class A (Sweden) (2)
(152) (3,218)
Esab Corp.
(263) (29,388)
Fortive Corp.
(2,928) (143,443)
Georg Fischer AG (Registered)
(Switzerland) (2) (736) (57,840)
Graco, Inc.
(787) (66,863)
Hoshizaki Corp. (Japan) (2)
(1,000) (37,523)
Husqvarna AB, Class B (Sweden)
(2) (3,299) (17,633)
IDEX Corp.
(839) (136,556)
Indutrade AB (Sweden) (2)
(1,543) (35,501)
Ingersoll Rand, Inc.
(3,276) (270,663)
Interpump Group SpA (Italy) (2)
(786) (36,131)
Knorr-Bremse AG (Germany) (2)
(387) (36,412)
Kone OYJ, Class B (Finland) (2)
(233) (15,893)
Kubota Corp. (Japan) (2)
(12,000) (150,773)
Makita Corp. (Japan) (2)
(500) (16,206)
Metso OYJ (Finland) (2)
(1,175) (16,196)
MINEBEA MITSUMI, Inc. (Japan) (2)
(3,800) (71,405)
Nordson Corp.
(634) (143,886)
Parker-Hannifin Corp.
(123) (93,252)
Rational AG (Germany) (2)
(27) (20,633)
RBC Bearings, Inc.
(324) (126,454)
Schindler Holding AG (Registered)
(Switzerland) (2) (36) (13,027)
SKF AB, Class B (Sweden) (2)
(3,420) (85,059)
SMC Corp. (Japan) (2)
(800) (247,274)
Spirax Group plc (United Kingdom)
(2) (582) (53,593)
Stanley Black & Decker, Inc.
(231) (17,170)
Terex Corp.
(516) (26,471)
Timken Co. (The)
(1,582) (118,935)
TOMRA Systems ASA (Norway) (2)
(723) (10,839)
Toyota Industries Corp. (Japan) (2)
(1,800) (202,443)
Valmet OYJ (Finland) (2)
(70) (2,332)
VAT Group AG (Switzerland) (2)(c)
(349) (139,309)
Xylem, Inc.
(634) (93,515)
Yaskawa Electric Corp. (Japan) (2)
(9,700) (206,486)
(3,408,758)
INVESTMENTS SHARES VALUE ($)
Marine Transportation - ( 0 .2 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (5,000) (71,094)
Kirby Corp.
(190) (15,856)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (100) (18,714)
Mitsui OSK Lines Ltd. (Japan) (2)
(1,600) (48,575)
(154,239)
Passenger Airlines - ( 0 .3 ) %
American Airlines Group, Inc.
(10,563) (118,728)
Singapore Airlines Ltd. (Singapore)
(2) (5,500) (27,805)
Southwest Airlines Co.
(2,188) (69,819)
United Airlines Holdings, Inc.
(165) (15,923)
(232,275)
Professional Services - ( 1 .8 ) %
ALS Ltd. (Australia) (2)
(873) (11,499)
Amentum Holdings, Inc.
(443) (10,610)
Arcadis NV (Netherlands) (2)
(140) (7,069)
Automatic Data Processing, Inc.
(304) (89,224)
Bureau Veritas SA (France) (2)
(2,354) (73,834)
Clarivate plc
(11,756) (45,025)
Dayforce, Inc.
(871) (60,003)
Equifax, Inc.
(264) (67,724)
ExlService Holdings, Inc.
(426) (18,757)
Exponent, Inc.
(975) (67,743)
FTI Consulting, Inc.
(98) (15,842)
Insperity, Inc.
(659) (32,423)
Maximus, Inc.
(851) (77,756)
Paychex, Inc.
(1,409) (178,605)
Paycom Software, Inc.
(400) (83,256)
Randstad NV (Netherlands) (2)
(1,403) (59,823)
Recruit Holdings Co. Ltd. (Japan) (2)
(800) (43,011)
SGS SA (Registered) (Switzerland)
(2) (1,133) (117,741)
Teleperformance SE (France) (2)
(314) (23,454)
Thomson Reuters Corp. (Canada)
(1,523) (236,488)
TransUnion
(423) (35,439)
Wolters Kluwer NV (Netherlands) (2)
(1,117) (152,470)
(1,507,796)
Trading Companies & Distributors - ( 1 .7 ) %
Ashtead Group plc (United
Kingdom) (2) (271) (18,174)
Beijer Ref AB, Class B (Sweden) (2)
(2,610) (40,799)
Brenntag SE (Germany) (2)
(1,524) (91,322)
Bunzl plc (United Kingdom) (2)
(3,446) (108,918)
Fastenal Co.
(7,878) (386,337)
GATX Corp.
(218) (38,106)
IMCD NV (Netherlands) (2)
(491) (50,891)
ITOCHU Corp. (Japan) (2)
(1,700) (96,727)
MonotaRO Co. Ltd. (Japan) (2)
(1,800) (26,134)
MSC Industrial Direct Co., Inc.,
Class A (932) (85,875)
QXO, Inc.
(9,352) (178,249)
Reece Ltd. (Australia) (2)
(2,175) (16,241)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - (1.7)% (continued)
Rexel SA (France) (2)
(681) (22,421)
RS GROUP plc (United Kingdom)
(2) (4,093) (31,374)
SGH Ltd. (Australia) (2)
(768) (25,352)
SiteOne Landscape Supply, Inc.
(795) (102,396)
Toromont Industries Ltd. (Canada)
(165) (18,320)
Watsco, Inc.
(181) (73,178)
(1,410,814)
Transportation Infrastructure - ( 0 .4 ) %
Aeroports de Paris SA (France) (2)
(403) (53,389)
Atlas Arteria Ltd. (Australia) (2)
(12,074) (39,209)
Getlink SE (France) (2)
(474) (8,740)
Transurban Group (Australia) (2)
(25,147) (229,438)
(330,776)
Total Industrials (15,011,270)
Information Technology - ( 9 .2 ) %
Communications Equipment - ( 0 .5 ) %
Cisco Systems, Inc.
(3,498) (239,333)
Lumentum Holdings, Inc.
(334) (54,345)
Motorola Solutions, Inc.
(156) (71,338)
(365,016)
Electronic Equipment, Instruments & Components - ( 1 .6 ) %
Avnet, Inc.
(1,411) (73,767)
Belden, Inc.
(1,076) (129,410)
CDW Corp.
(367) (58,456)
Cognex Corp.
(783) (35,470)
Coherent Corp.
(522) (56,230)
Crane NXT Co.
(1,398) (93,764)
Halma plc (United Kingdom) (2)
(563) (26,208)
Keyence Corp. (Japan) (2)
(900) (335,305)
Keysight Technologies, Inc.
(917) (160,402)
Novanta, Inc.
(1,140) (114,171)
Omron Corp. (Japan) (2)
(1,200) (32,937)
Shimadzu Corp. (Japan) (2)
(4,300) (108,435)
TD SYNNEX Corp.
(90) (14,737)
Teledyne Technologies, Inc.
(157) (92,008)
(1,331,300)
IT Services - ( 1 .2 ) %
ASGN, Inc.
(1,099) (52,038)
Bechtle AG (Germany) (2)
(575) (26,581)
Capgemini SE (France) (2)
(833) (121,516)
CGI, Inc. (Canada)
(1,844) (164,247)
Cognizant Technology Solutions
Corp., Class A (1,142) (76,594)
DXC Technology Co.
(2,482) (33,830)
EPAM Systems, Inc.
(412) (62,125)
Globant SA
(1,365) (78,324)
NEXTDC Ltd. (Australia) (2)
(12,665) (142,085)
Nomura Research Institute Ltd.
(Japan) (2) (1,000) (38,392)
Obic Co. Ltd. (Japan) (2)
(2,900) (101,075)
Reply SpA (Italy) (2)
(237) (33,831)
INVESTMENTS SHARES VALUE ($)
IT Services - (1.2)% (continued)
Shopify, Inc., Class A (Canada)
(50) (7,428)
TIS, Inc. (Japan) (2)
(1,600) (52,776)
(990,842)
Semiconductors & Semiconductor Equipment - ( 2 .7 ) %
Allegro MicroSystems, Inc. (Japan)
(2,978) (86,958)
Analog Devices, Inc.
(32) (7,862)
Applied Materials, Inc.
(849) (173,824)
BE Semiconductor Industries NV
(Netherlands) (2) (65) (9,732)
Enphase Energy, Inc.
(2,302) (81,468)
Entegris, Inc.
(1,511) (139,707)
GLOBALFOUNDRIES, Inc.
(909) (32,579)
Infineon Technologies AG
(Germany) (2) (6,953) (272,767)
Lasertec Corp. (Japan) (2)
(200) (27,361)
Lattice Semiconductor Corp.
(436) (31,967)
MACOM Technology Solutions
Holdings, Inc. (777) (96,729)
Marvell Technology, Inc.
(94) (7,903)
Microchip Technology, Inc.
(2,087) (134,027)
MKS, Inc.
(302) (37,379)
NXP Semiconductors NV
(Netherlands) (466) (106,122)
ON Semiconductor Corp.
(2,128) (104,932)
Onto Innovation, Inc.
(224) (28,945)
Power Integrations, Inc.
(2,789) (112,146)
Renesas Electronics Corp. (Japan)
(2) (10,200) (117,353)
Rohm Co. Ltd. (Japan) (2)
(1,600) (23,886)
Silicon Laboratories, Inc.
(206) (27,013)
Skyworks Solutions, Inc.
(1,088) (83,754)
SOITEC (France) (2)
(777) (35,668)
STMicroelectronics NV (Singapore)
(2) (2,212) (62,522)
Synaptics, Inc.
(313) (21,390)
Teradyne, Inc.
(480) (66,067)
Texas Instruments, Inc.
(549) (100,868)
Tokyo Electron Ltd. (Japan) (2)
(1,100) (194,994)
Universal Display Corp.
(235) (33,753)
(2,259,676)
Software - ( 2 .7 ) %
Atlassian Corp., Class A
(299) (47,750)
Autodesk, Inc.
(23) (7,306)
Bentley Systems, Inc., Class B
(991) (51,017)
BILL Holdings, Inc.
(1,439) (76,224)
Blackbaud, Inc.
(398) (25,595)
Cadence Design Systems, Inc.
(264) (92,733)
CCC Intelligent Solutions Holdings,
Inc. (7,080) (64,499)
Constellation Software, Inc.
(Canada) (40) (108,586)
Crowdstrike Holdings, Inc., Class A
(196) (96,114)
Dassault Systemes SE (France) (2)
(3,427) (115,288)
Datadog, Inc., Class A
(350) (49,840)
Docusign, Inc., Class A
(355) (25,592)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (2.7)% (continued)
Dolby Laboratories, Inc., Class A
(1,031) (74,613)
Dynatrace, Inc.
(1,597) (77,375)
Gen Digital, Inc.
(2,686) (76,256)
Intuit, Inc.
(193) (131,802)
nCino, Inc.
(1,225) (33,210)
Open Text Corp. (Canada)
(2,093) (78,234)
Palo Alto Networks, Inc.
(153) (31,154)
PTC, Inc.
(405) (82,223)
Roper Technologies, Inc.
(392) (195,486)
Salesforce, Inc.
(461) (109,257)
Strategy, Inc., Class A
(381) (122,762)
Synopsys, Inc.
(269) (132,722)
Temenos AG (Registered)
(Switzerland) (2) (264) (21,442)
Teradata Corp.
(722) (15,530)
Trend Micro, Inc. (Japan) (2)
(1,800) (98,519)
Tyler Technologies, Inc.
(307) (160,610)
WiseTech Global Ltd. (Australia) (2)
(446) (26,663)
(2,228,402)
Technology Hardware, Storage & Peripherals - ( 0 .5 ) %
FUJIFILM Holdings Corp. (Japan)
(2) (8,600) (213,867)
Hewlett Packard Enterprise Co.
(1,792) (44,011)
HP, Inc.
(3,060) (83,324)
Ricoh Co. Ltd. (Japan) (2)
(1,800) (15,846)
Seagate Technology Holdings plc
(201) (47,448)
(404,496)
Total Information Technology (7,579,732)
Materials - ( 6 .2 ) %
Chemicals - ( 3 .0 ) %
Air Products and Chemicals, Inc.
(706) (192,540)
Albemarle Corp.
(660) (53,513)
Ashland, Inc.
(906) (43,406)
Avient Corp.
(726) (23,922)
BASF SE (Germany) (2)
(2,166) (108,223)
Celanese Corp., Class A
(1,233) (51,885)
Clariant AG (Registered)
(Switzerland) (2) (6,965) (64,798)
Corteva, Inc.
(1,016) (68,712)
Croda International plc (United
Kingdom) (2) (987) (35,977)
Dow, Inc.
(3,070) (70,395)
DuPont de Nemours, Inc.
(445) (34,665)
Eastman Chemical Co.
(978) (61,663)
Element Solutions, Inc.
(3,619) (91,090)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (106) (75,310)
Evonik Industries AG (Germany) (2)
(604) (10,503)
FMC Corp.
(2,648) (89,052)
International Flavors & Fragrances,
Inc. (607) (37,355)
LyondellBasell Industries NV, Class
A (1,635) (80,180)
INVESTMENTS SHARES VALUE ($)
Chemicals - (3.0)% (continued)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (10,500) (71,635)
Nippon Sanso Holdings Corp.
(Japan) (2) (3,200) (113,330)
Nissan Chemical Corp. (Japan) (2)
(3,200) (115,916)
Novonesis Novozymes, Class B
(Denmark) (2) (1,119) (68,868)
Nutrien Ltd. (Canada)
(1,316) (77,284)
PPG Industries, Inc.
(1,024) (107,633)
Resonac Holdings Corp. (Japan) (2)
(3,300) (111,759)
RPM International, Inc.
(149) (17,564)
Sherwin-Williams Co. (The)
(559) (193,559)
Sika AG (Registered) (Switzerland)
(2) (506) (113,627)
Symrise AG, Class A (Germany) (2)
(1,453) (126,368)
Umicore SA (Belgium) (2)
(851) (15,196)
Wacker Chemie AG (Germany) (2)
(364) (27,552)
Westlake Corp.
(1,208) (93,088)
(2,446,568)
Construction Materials - ( 0 .5 ) %
CRH plc
(1,749) (209,705)
Eagle Materials, Inc.
(106) (24,702)
James Hardie Industries plc,
CHESS (2) (2,479) (46,009)
Knife River Corp.
(1,177) (90,476)
Martin Marietta Materials, Inc.
(99) (62,398)
(433,290)
Containers & Packaging - ( 0 .8 ) %
Amcor plc
(1,021) (8,352)
AptarGroup, Inc.
(73) (9,757)
Avery Dennison Corp.
(395) (64,057)
Ball Corp.
(1,187) (59,849)
Graphic Packaging Holding Co.
(6,819) (133,448)
International Paper Co.
(1,508) (69,971)
Sealed Air Corp.
(2,492) (88,092)
SIG Group AG (Switzerland) (2)
(8,850) (91,781)
Silgan Holdings, Inc.
(2,638) (113,461)
(638,768)
Metals & Mining - ( 1 .7 ) %
Antofagasta plc (Chile) (2)
(3,100) (115,289)
BHP Group Ltd. (Australia) (2)
(6,204) (173,310)
Capstone Copper Corp. (Canada)
(160) (1,359)
Carpenter Technology Corp.
(195) (47,880)
Cleveland-Cliffs, Inc.
(6,116) (74,615)
First Quantum Minerals Ltd.
(Zambia) (1,770) (40,037)
Fortescue Ltd. (Australia) (2)
(5,172) (64,052)
Franco-Nevada Corp. (Canada)
(431) (95,934)
Glencore plc (Australia) (2)
(9,581) (44,127)
JFE Holdings, Inc. (Japan) (2)
(4,800) (58,901)
Lundin Mining Corp. (Chile)
(9,987) (148,976)
MP Materials Corp.
(571) (38,297)
Nucor Corp.
(1,304) (176,601)
Reliance, Inc.
(287) (80,598)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (1.7)% (continued)
Rio Tinto Ltd. (Australia) (2)
(959) (77,356)
Rio Tinto plc (Australia) (2)
(1,420) (93,581)
SSAB AB, Class B (Sweden) (2)
(1,606) (9,366)
Steel Dynamics, Inc.
(779) (108,616)
(1,448,895)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(719) (27,318)
Mondi plc (Austria) (2)
(2,181) (30,168)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (2,866) (37,936)
UPM-Kymmene OYJ (Finland) (2)
(1,541) (42,203)
West Fraser Timber Co. Ltd.
(Canada) (350) (23,793)
(161,418)
Total Materials (5,128,939)
Real Estate - ( 4 .3 ) %
Diversified REITs - ( 0 .0 ) % †
GPT Group (The), REIT (Australia)
(2) (7,292) (25,890)
Health Care REITs - ( 0 .3 ) %
Healthcare Realty Trust, Inc., REIT
(3,857) (69,542)
Healthpeak Properties, Inc., REIT
(5,865) (112,315)
Welltower, Inc., REIT
(502) (89,426)
(271,283)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (3,634) (61,851)
Industrial REITs - ( 0 .4 ) %
Americold Realty Trust, Inc., REIT
(3,730) (45,655)
CapitaLand Ascendas, REIT
(Singapore) (2) (10,200) (22,073)
EastGroup Properties, Inc., REIT
(627) (106,126)
First Industrial Realty Trust, Inc.,
REIT (917) (47,198)
Goodman Group, REIT (Australia)
(2) (2,180) (47,243)
Rexford Industrial Realty, Inc., REIT
(1,073) (44,111)
(312,406)
Office REITs - ( 0 .3 ) %
BXP, Inc., REIT
(1,039) (77,240)
Cousins Properties, Inc., REIT
(2,329) (67,401)
Highwoods Properties, Inc., REIT
(627) (19,951)
Nippon Building Fund, Inc., REIT
(Japan) (36) (33,959)
Vornado Realty Trust, REIT
(508) (20,589)
(219,140)
Real Estate Management & Development - ( 0 .8 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (45,100) (94,189)
CBRE Group, Inc., Class A
(958) (150,942)
CoStar Group, Inc.
(1,312) (110,693)
Daiwa House Industry Co. Ltd.
(Japan) (2) (300) (10,775)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - (0.8)% (continued)
FirstService Corp. (Canada)
(76) (14,480)
Hulic Co. Ltd. (Japan) (2)
(2,200) (24,100)
LEG Immobilien SE (Germany) (2)
(134) (10,680)
Lendlease Corp. Ltd. (Australia) (2)
(3,093) (11,240)
Mitsubishi Estate Co. Ltd. (Japan)
(2) (2,100) (48,266)
Sumitomo Realty & Development
Co. Ltd. (Japan) (2) (800) (35,288)
Swiss Prime Site AG (Registered)
(Switzerland) (2) (262) (36,703)
Vonovia SE (Germany) (2)
(2,333) (72,910)
(620,266)
Residential REITs - ( 0 .9 ) %
AvalonBay Communities, Inc., REIT
(1,024) (197,806)
Camden Property Trust, REIT
(741) (79,124)
Equity LifeStyle Properties, Inc.,
REIT (496) (30,107)
Equity Residential, REIT
(2,444) (158,200)
Essex Property Trust, Inc., REIT
(217) (58,082)
Independence Realty Trust, Inc.,
REIT (6,195) (101,536)
Invitation Homes, Inc., REIT
(3,212) (94,208)
Mid-America Apartment
Communities, Inc., REIT (354) (49,465)
UDR, Inc., REIT
(328) (12,221)
(780,749)
Retail REITs - ( 0 .7 ) %
Agree Realty Corp., REIT
(2,113) (150,107)
Brixmor Property Group, Inc., REIT
(2,029) (56,163)
Federal Realty Investment Trust,
REIT (335) (33,939)
Kimco Realty Corp., REIT
(2,702) (59,039)
Kite Realty Group Trust, REIT
(2,072) (46,206)
Klepierre SA, REIT (France) (2)
(334) (13,039)
Realty Income Corp., REIT
(2,913) (177,081)
Regency Centers Corp., REIT
(621) (45,271)
Scentre Group, REIT (Australia) (2)
(7,554) (20,376)
Vicinity Ltd., REIT (Australia) (2)
(10,562) (17,596)
(618,817)
Specialized REITs - ( 0 .8 ) %
American Tower Corp., REIT
(64) (12,309)
Crown Castle, Inc., REIT
(410) (39,561)
Equinix, Inc., REIT
(76) (59,526)
Extra Space Storage, Inc., REIT
(498) (70,188)
Gaming and Leisure Properties, Inc.,
REIT (762) (35,517)
National Storage Affiliates Trust,
REIT (3,000) (90,660)
Public Storage, REIT
(249) (71,924)
Rayonier, Inc., REIT
(1,386) (36,784)
VICI Properties, Inc., Class A, REIT
(5,722) (186,594)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialized REITs - (0.8)% (continued)
Weyerhaeuser Co., REIT
(2,994) (74,221)
(677,284)
Total Real Estate (3,587,686)
Utilities - ( 5 .0 ) %
Electric Utilities - ( 2 .9 ) %
ALLETE, Inc.
(419) (27,822)
Alliant Energy Corp.
(3,132) (211,128)
EDP SA (Portugal) (2)
(12,496) (59,306)
Elia Group SA/NV (Belgium) (2)
(160) (18,485)
Entergy Corp.
(81) (7,548)
Exelon Corp.
(4,667) (210,062)
Fortis, Inc. (Canada)
(4,470) (226,728)
Hydro One Ltd. (Canada) (c)
(5,062) (180,591)
Iberdrola SA (Spain) (2)
(18,903) (357,821)
IDACORP, Inc.
(1,067) (141,004)
NextEra Energy, Inc.
(1,246) (94,060)
Origin Energy Ltd. (Australia) (2)
(883) (7,287)
Pinnacle West Capital Corp.
(1,340) (120,144)
PPL Corp.
(5,239) (194,681)
Redeia Corp. SA (Spain) (2)
(353) (6,816)
Southern Co. (The)
(2,295) (217,497)
SSE plc (United Kingdom) (2)
(1,406) (32,979)
Terna - Rete Elettrica Nazionale
(Italy) (2) (9,278) (94,158)
Xcel Energy, Inc.
(2,579) (207,996)
(2,416,113)
Gas Utilities - ( 0 .2 ) %
APA Group (Australia) (2)
(2,777) (16,303)
Brookfield Infrastructure Corp.,
Class A (Canada) (255) (10,473)
MDU Resources Group, Inc.
(2,317) (41,266)
Osaka Gas Co. Ltd. (Japan) (2)
(1,000) (28,964)
Southwest Gas Holdings, Inc.
(1,429) (111,948)
(208,954)
Independent Power and Renewable Electricity Producers - ( 0 .3 ) %
Clearway Energy, Inc., Class C
(2,772) (78,309)
ERG SpA (Italy) (2)
(1,019) (25,161)
Northland Power, Inc. (Canada)
(635) (10,631)
Ormat Technologies, Inc.
(689) (66,316)
Orsted A/S (Denmark) (2)(c)
(1,303) (22,665)
Vistra Corp.
(139) (27,233)
(230,315)
Multi-Utilities - ( 1 .3 ) %
AGL Energy Ltd. (Australia) (2)
(2,373) (13,893)
Algonquin Power & Utilities Corp.
(Canada) (2,003) (10,766)
Black Hills Corp.
(1,588) (97,805)
Canadian Utilities Ltd., Class A
(Canada) (2,948) (82,464)
CenterPoint Energy, Inc.
(1,900) (73,720)
CMS Energy Corp.
(380) (27,839)
Consolidated Edison, Inc.
(1,567) (157,515)
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - (1.3)% (continued)
Dominion Energy, Inc.
(1,297) (79,337)
Engie SA (France) (2)
(2,920) (62,770)
Hera SpA (Italy) (2)
(5,994) (26,988)
National Grid plc (United Kingdom)
(2) (9,984) (143,457)
Public Service Enterprise Group,
Inc. (796) (66,434)
Sembcorp Industries Ltd.
(Singapore) (2) (1,600) (7,476)
Sempra
(2,149) (193,367)
(1,043,831)
Water Utilities - ( 0 .3 ) %
Essential Utilities, Inc.
(2,089) (83,351)
Severn Trent plc (United Kingdom)
(2) (2,838) (98,951)
United Utilities Group plc (United
Kingdom) (2) (3,514) (54,287)
(236,589)
Total Utilities (4,135,802)
TOTAL COMMON STOCKS
(Proceeds $(77,567,949)) (73,232,738)
PREFERRED STOCKS - (0.3)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (2,236) (108,408)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (1,226) (98,921)
Health Care - ( 0 .0 ) % †
Life Sciences Tools & Services - ( 0 .0 ) % †
Sartorius AG (Preference)
(Germany) (2) (90) (21,040)
TOTAL PREFERRED STOCKS
(Proceeds $(276,505)) (228,369)
TOTAL SHORT POSITIONS
(Proceeds $(77,844,454)) (73,461,107)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 66.7%
(Cost $38,961,643) 54,996,642
OTHER ASSETS IN EXCESS OF
LIABILITIES - 33.3% ‡ 27,397,531
NET ASSETS - 100.0% 82,394,173

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (98,376) ( 0 .2 ) %
Consumer Discretionary (1,113,463) ( 1 .5 )
Consumer Staples (3,653,062) ( 4 .5 )
Energy (1,555,415) ( 1 .9 )
Financials 2,943,462 3 .6
Health Care 4,601 0.0 †
Industrials (780,552) ( 0 .9 )
Information Technology 539,255 0 .7
Materials (1,272,329) ( 1 .5 )
Purchased Options 248,054 0 .3
Real Estate (1,633,126) ( 1 .9 )
Utilities 11,764 0 .0 †
Investment Companies 51,561,110 62 .6
U.S. Treasury Obligations 9,794,719 11 .9
Total Investments In Securities
At Value 54,996,642 66 .7
Other Assets in Excess of
Liabilities ‡ 27,397,531 33 .3
Net Assets
$ 82,394,173 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2025 amounted to $65,617,096, which is inclusive of rehypothecated amounts disclosed below. In addition, $14,693,723 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2025 amounted to $1,265,207.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $1,055,607 of investments in securities and $(793,541) of securities sold short, which represents 1.28% and (0.96)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of September 30, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 0 .56 % EUR 81,000 $ (2,048) $ (20) $ (2,068)
iTraxx Europe Main Index
Series 44.V1 1 .00 Quarterly 12/20/2030 0 .56 EUR 81,000 (2,048) (20) (2,068)
$ (4,096) $ (40) $ (4,136)
Credit default swap contracts outstanding - sell protection as of September 30, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 44.V1 5 .00 % Quarterly 12/20/2030 2 .63 % EUR 711,907 $ 88,079 $ 1,892 $ 89,971
iTraxx Europe Crossover
Index Series 44.V1 5 .00 Quarterly 12/20/2030 2 .63 EUR 711,907 88,080 1,892 89,972
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 753,000 52,725 8,359 61,084
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .00 USD 753,000 52,725 8,358 61,083
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 28,000 627 16 643
Markit CDX North American
Investment Grade Index
Series 45.V1 1 .00 Quarterly 12/20/2030 0 .52 USD 28,000 627 16 643
282,863 20,533 303,396
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 % Quarterly 12/20/2030 1 .48 % USD 205,000 $ (4,340) $ (101) $ (4,441)
Markit CDX North American
Emerging Markets Index
Series 44.V1 1 .00 Quarterly 12/20/2030 1 .48 USD 205,000 (4,339) (102) (4,441)
(8,679) (203) (8,882)
$ 274,184 $ 20,330 $ 294,514
Forward effective interest rate swap contracts outstanding as of September 30, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/15/2028 CAD 100,000 $ (41) $ 247 $ 206
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 200,000 1,443 (156) 1,287
Pay 1D CORRA Semi 3.00% Semi 12/19/2035 CAD 200,000 1,331 (45) 1,286
Pay 1D CORRA Semi 3.00% Semi 3/19/2036 CAD 100,000 (1,001) 1,431 430
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 2,300,000 6,218 (2,593) 3,625
Pay 1D SARON Annual 0.00% Annual 12/15/2027 CHF 2,300,000 6,117 (2,492) 3,625
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 3,300,000 4,560 (1,230) 3,330
Pay 1D SARON Annual 0.00% Annual 3/15/2028 CHF 3,400,000 4,635 (1,194) 3,441

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 200,000 $ 667 $ (122) $ 545
Pay 1D SHIRON Annual 4.00% Annual 3/19/2031 ILS 200,000 613 (68) 545
Pay 1D SOFR Annual 3.50% Annual 12/18/2030 USD 100,000 (315) 912 597
Pay 1D SONIA Annual 4.50% Annual 12/19/2035 GBP 100,000 4,108 (552) 3,556
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 1,300,000 46,668 (4,239) 42,429
Pay 1D SONIA Annual 4.50% Annual 3/19/2036 GBP 1,300,000 45,427 (3,053) 42,374
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 25,200,000 884 (592) 292
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2027 THB 25,200,000 884 (592) 292
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 4,000,000 125 (46) 79
Pay 1D THOR Qtrly 1.00% Qtrly 3/20/2028 THB 4,000,000 125 (46) 79
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 7,400,000 (401) 495 94
Pay 1D TIIEOIS Monthly 7.00% Monthly 12/15/2027 MXN 7,400,000 (401) 495 94
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 1,000,000 258 132 390
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/11/2030 MXN 1,000,000 258 132 390
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 1,600,000 229 227 456
Pay 1D TIIEOIS Monthly 7.50% Monthly 3/12/2031 MXN 1,600,000 229 227 456
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 57,000,000 17,953 2,029 19,982
Pay 1D TONAR Annual 2.50% Annual 12/20/2045 JPY 57,000,000 17,953 2,029 19,982
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 39,500,000 12,193 275 12,468
Pay 1D TONAR Annual 2.50% Annual 3/21/2046 JPY 39,500,000 12,193 275 12,468
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 2,900,000 6,146 (5,819) 327
Pay 3M BBR Qtrly 3.50% Qtrly 12/09/2027 AUD 2,800,000 5,934 (5,618) 316
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 7,000,000 7,449 19,919 27,368
Pay 3M BBR Qtrly 3.00% Semi 12/15/2027 NZD 7,100,000 7,484 20,275 27,759
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 9,100,000 24,055 5,490 29,545
Pay 3M BBR Qtrly 3.00% Semi 3/15/2028 NZD 9,100,000 24,026 5,555 29,581
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 200,000 6 1,838 1,844
Pay 3M BBR Qtrly 3.50% Semi 12/11/2030 NZD 200,000 307 1,537 1,844
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 2,000,000 5,216 9,195 14,411
Pay 3M BBR Qtrly 3.50% Semi 3/12/2031 NZD 2,100,000 5,484 9,684 15,168
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 100,000 274 1,006 1,280
Pay 3M BBR Qtrly 4.00% Semi 12/12/2035 NZD 100,000 274 1,006 1,280
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 1,600,000 1,146 (565) 581
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/15/2028 HKD 1,600,000 1,146 (565) 581
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 200,000 139 (88) 51
Pay 3M HIBOR Qtrly 3.00% Qtrly 3/19/2031 HKD 300,000 208 (132) 76
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,100,000 14,869 (3,355) 11,514
Pay 6M BBR Semi 4.50% Semi 12/13/2035 AUD 1,200,000 15,968 (3,408) 12,560
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 500,000 7,664 (3,388) 4,276
Pay 6M BBR Semi 4.50% Semi 3/13/2036 AUD 600,000 7,798 (2,492) 5,306
Pay 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 400,000 120 74 194
Pay 6M WIBOR Semi 4.00% Annual 3/15/2028 PLN 500,000 150 92 242
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 35,000,000 (85) 105 20
Receive 1D CLICP Semi 4.50% Semi 12/17/2027 CLP 35,000,000 (85) 105 20
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 130,000,000 (127) 252 125
Receive 1D CLICP Semi 4.50% Semi 3/20/2028 CLP 130,000,000 (127) 252 125
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 900,000 1,065 48 1,113
Receive 1D CORRA Semi 2.50% Semi 12/18/2030 CAD 900,000 1,065 48 1,113
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 30,000,000 81 (14) 67
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2030 COP 30,000,000 81 (14) 67
Receive 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 99,900,000 314 (72) 242
Receive 1D IBR Qtrly 8.50% Qtrly 3/18/2031 COP 99,900,000 314 (72) 242
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 200,000 1,727 (1,611) 116
Receive 1D SARON Annual 0.50% Annual 3/19/2036 CHF 200,000 1,657 (1,541) 116
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 1,500,000 2,613 5,984 8,597
Receive 1D SOFR Annual 3.00% Annual 12/15/2027 USD 1,600,000 2,787 6,383 9,170
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 1,900,000 8,527 (228) 8,299

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.00% Annual 3/15/2028 USD 1,800,000 $ 8,414 $ (522) $ 7,892
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 3,770,000,000 (59,080) 70,439 11,359
Receive 1D TONAR Annual 1.00% Annual 12/15/2027 JPY 3,770,000,000 (59,078) 70,436 11,358
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 816,900,000 (14) 10,154 10,140
Receive 1D TONAR Annual 1.00% Annual 3/15/2028 JPY 816,800,000 (14) 10,153 10,139
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 81,400,000 5,293 1,959 7,252
Receive 1D TONAR Annual 1.00% Annual 3/19/2031 JPY 81,400,000 5,294 1,958 7,252
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 215,100,000 (20,129) 24,881 4,752
Receive 1D TONAR Annual 1.50% Annual 12/19/2035 JPY 215,100,000 (20,141) 24,893 4,752
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 87,300,000 1,316 2,771 4,087
Receive 1D TONAR Annual 1.50% Annual 3/19/2036 JPY 87,300,000 1,316 2,771 4,087
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 7,500,000 (569) 1,981 1,412
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2027 CNY 7,500,000 (569) 1,980 1,411
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 6,500,000 988 321 1,309
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/20/2028 CNY 6,500,000 988 321 1,309
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 1,500,000 343 1,284 1,627
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/17/2030 CNY 1,500,000 341 1,286 1,627
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 462 111 573
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/18/2031 CNY 500,000 462 111 573
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 1,100,000 (2,321) 2,336 15
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 300,000,000 354 1,144 1,498
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/18/2030 KRW 300,000,000 354 1,144 1,498
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 50,000,000 275 1 276
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/19/2031 KRW 50,000,000 275 1 276
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 11,100,000 3,544 (201) 3,343
Receive 3M STIBOR Qtrly 2.00% Annual 3/15/2028 SEK 11,100,000 3,541 (201) 3,340
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 11,500,000 564 505 1,069
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2027 TWD 11,500,000 563 505 1,068
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 2,000,000 219 (36) 183
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/20/2028 TWD 2,000,000 219 (36) 183
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 3,500,000 960 527 1,487
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/17/2030 TWD 3,500,000 960 527 1,487
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 500,000 237 (12) 225
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/18/2031 TWD 500,000 237 (12) 225
Receive 6M BBR Semi 4.50% Semi 12/07/2045 AUD 100,000 473 457 930
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 200,000 1,139 1,015 2,154
Receive 6M BBR Semi 4.50% Semi 3/08/2046 AUD 200,000 1,139 1,015 2,154
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 4,800,000 21,905 396 22,301
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2028 EUR 4,800,000 21,727 574 22,301
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 18,500,000 (7,017) 11,277 4,260
Receive 6M NIBOR Semi 4.00% Annual 12/15/2027 NOK 18,500,000 (7,017) 11,277 4,260
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 53,000,000 7,760 598 8,358
Receive 6M NIBOR Semi 4.00% Annual 3/15/2028 NOK 53,000,000 7,760 598 8,358
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 500,000 71 8 79
Receive 6M NIBOR Semi 4.00% Annual 3/19/2031 NOK 500,000 71 8 79
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 2,500,000 (866) 2,604 1,738
Receive 6M NIBOR Semi 4.00% Annual 12/19/2035 NOK 2,500,000 (918) 2,656 1,738
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 500,000 418 (93) 325

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 3/19/2036 NOK 500,000 $ 418 $ (93) $ 325
261,249 317,529 578,778
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 30,000,000 158 (204) (46)
Pay 1D MIBOR Semi 5.50% Semi 3/20/2028 INR 30,000,000 158 (204) (46)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 600,000 (5,752) (970) (6,722)
Pay 1D SARON Annual 0.00% Annual 12/18/2030 CHF 500,000 (5,740) 138 (5,602)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 1,600,000 (18,047) (2,986) (21,033)
Pay 1D SARON Annual 0.00% Annual 3/19/2031 CHF 1,600,000 (18,179) (2,788) (20,967)
Pay 1D SHIRON Annual 3.50% Annual 3/15/2028 ILS 100,000 (112) (9) (121)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 400,000 (758) (4,572) (5,330)
Pay 1D SOFR Annual 3.50% Annual 12/19/2035 USD 400,000 (1,215) (4,115) (5,330)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 200,000 (1,036) (1,797) (2,833)
Pay 1D SOFR Annual 3.50% Annual 3/19/2036 USD 200,000 (1,265) (1,568) (2,833)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 200,000 (557) (610) (1,167)
Pay 1D SONIA Annual 3.50% Annual 12/15/2027 GBP 100,000 (300) (283) (583)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 100,000 (521) 3 (518)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 200,000 (1,047) 3 (1,044)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 300,000 (827) (616) (1,443)
Pay 1D SORA Semi 1.00% Semi 12/15/2027 SGD 200,000 (556) (406) (962)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 700,000 (2,573) (1,188) (3,761)
Pay 1D SORA Semi 1.00% Semi 3/15/2028 SGD 600,000 (2,204) (1,020) (3,224)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 200,000 302 (606) (304)
Pay 1D SORA Semi 1.50% Semi 12/18/2030 SGD 200,000 302 (606) (304)
Pay 1D SORA Semi 1.50% Semi 3/19/2031 SGD 100,000 (143) (135) (278)
Pay 1D SORA Semi 1.50% Semi 3/19/2031 SGD 100,000 (143) (135) (278)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 4,600,000 (569) (383) (952)
Pay 1D THOR Qtrly 1.00% Qtrly 12/17/2030 THB 4,600,000 (569) (383) (952)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 14,000,000 (2,241) (964) (3,205)
Pay 1D THOR Qtrly 1.00% Qtrly 3/18/2031 THB 14,000,000 (2,241) (964) (3,205)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 2,400,000 (432) 414 (18)
Pay 1D TIIEOIS Monthly 7.00% Monthly 3/15/2028 MXN 2,400,000 (432) 414 (18)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 605,000,000 (11,382) (34,755) (46,137)
Pay 1D TONAR Annual 1.00% Annual 12/18/2030 JPY 605,000,000 (11,382) (34,755) (46,137)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 4,200,000 (898) 105 (793)
Pay 3M JIBAR Qtrly 6.50% Qtrly 12/15/2027 ZAR 4,200,000 (898) 105 (793)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 500,000 (127) 47 (80)
Pay 3M JIBAR Qtrly 6.50% Qtrly 3/15/2028 ZAR 500,000 (127) 47 (80)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 500,000 86 (164) (78)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2030 ZAR 500,000 86 (164) (78)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 500,000 (12) (141) (153)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/19/2031 ZAR 500,000 (12) (141) (153)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 6,000,000 (1,221) 40 (1,181)
Pay 3M STIBOR Qtrly 2.00% Annual 12/15/2027 SEK 6,000,000 (1,221) 40 (1,181)
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 10,100,000 (27) (19) (46)
Pay 6M BUBOR Semi 6.00% Annual 3/16/2028 HUF 10,100,000 (27) (19) (46)
Pay 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 10,400,000 (346) 17 (329)
Pay 6M BUBOR Semi 6.00% Annual 3/19/2031 HUF 10,400,000 (346) 17 (329)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 600,000 (1,428) (925) (2,353)
Pay 6M EURIBOR Semi 2.00% Annual 12/15/2027 EUR 700,000 (1,678) (1,067) (2,745)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 200,000 (3,356) (787) (4,143)
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2035 EUR 200,000 (3,407) (736) (4,143)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 600,000 (16,130) 1,975 (14,155)
Pay 6M EURIBOR Semi 2.50% Annual 3/19/2036 EUR 600,000 (15,928) 1,773 (14,155)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 3,500,000 2,674 (3,478) (804)
Pay 6M NIBOR Semi 4.00% Annual 12/18/2030 NOK 3,500,000 2,674 (3,478) (804)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 2,900,000 (406) (383) (789)
Pay 6M PRIBOR Semi 3.50% Annual 3/15/2028 CZK 2,900,000 (406) (383) (789)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 $ (61) $ (101) $ (162)
Pay 6M WIBOR Semi 4.00% Annual 12/18/2030 PLN 100,000 (61) (101) (162)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 100,000 (179) 26 (153)
Pay 6M WIBOR Semi 4.00% Annual 3/19/2031 PLN 200,000 (364) 59 (305)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 50,000,000 (527) 172 (355)
Receive 1D CLICP Semi 5.00% Semi 12/17/2030 CLP 50,000,000 (527) 172 (355)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 60,000,000 (455) 140 (315)
Receive 1D CLICP Semi 5.00% Semi 3/18/2031 CLP 60,000,000 (455) 140 (315)
Receive 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 400,000 363 (1,306) (943)
Receive 1D CORRA Semi 2.50% Semi 12/15/2027 CAD 300,000 272 (980) (708)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 281,200,000 (244) 187 (57)
Receive 1D IBR Qtrly 8.50% Qtrly 12/17/2027 COP 281,200,000 (244) 187 (57)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 84,400,000 (76) 52 (24)
Receive 1D IBR Qtrly 8.50% Qtrly 3/21/2028 COP 84,400,000 (76) 52 (24)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 100,000 648 (933) (285)
Receive 1D SARON Annual 0.50% Annual 12/19/2035 CHF 200,000 560 (1,130) (570)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 300,000 (3,542) 1,688 (1,854)
Receive 1D SOFR Annual 3.50% Annual 3/19/2031 USD 300,000 (3,128) 1,275 (1,853)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 200,000 2,381 (4,950) (2,569)
Receive 1D SOFR Annual 4.00% Annual 12/15/2055 USD 100,000 812 (2,097) (1,285)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 100,000 (1,377) 438 (939)
Receive 1D SONIA Annual 4.00% Annual 12/18/2030 GBP 200,000 (2,653) 776 (1,877)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 3,900,000 (41,474) 7,358 (34,116)
Receive 1D SONIA Annual 4.00% Annual 3/19/2031 GBP 3,900,000 (41,918) 7,738 (34,180)
Receive 3M BBR Qtrly 3.50% Qtrly 3/09/2028 AUD 1,200,000 (2,475) 2,406 (69)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 300,000 (438) (2,556) (2,994)
Receive 3M BBR Qtrly 4.00% Semi 3/12/2036 NZD 200,000 (292) (1,582) (1,874)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 695,100,000 (1,339) 1,249 (90)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 12/15/2027 KRW 695,100,000 (1,339) 1,249 (90)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 450,000,000 (387) 367 (20)
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/15/2028 KRW 450,000,000 (387) 367 (20)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 5,900,000 (3,910) 941 (2,969)
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2030 SEK 5,900,000 (3,910) 941 (2,969)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 1,000,000 (445) 177 (268)
Receive 3M STIBOR Qtrly 2.50% Annual 3/19/2031 SEK 1,000,000 (445) 177 (268)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 800,000 (2,270) 499 (1,771)
Receive 3M STIBOR Qtrly 3.00% Annual 12/19/2035 SEK 800,000 (2,270) 499 (1,771)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 3,200,000 (20,870) 13,480 (7,390)
Receive 6M BBR Semi 4.00% Semi 12/12/2030 AUD 3,300,000 (21,347) 13,726 (7,621)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 200,000 (849) 596 (253)
Receive 6M BBR Semi 4.00% Semi 3/13/2031 AUD 100,000 (418) 292 (126)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 1,000,000 (8,604) 3,538 (5,066)
Receive 6M EURIBOR Semi 2.50% Annual 12/18/2030 EUR 1,000,000 (8,711) 3,645 (5,066)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 900,000 (4,253) 1,329 (2,924)
Receive 6M EURIBOR Semi 2.50% Annual 3/19/2031 EUR 800,000 (3,867) 1,269 (2,598)
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 100,000 (30) (1,945) (1,975)
Receive 6M EURIBOR Semi 3.00% Annual 3/15/2056 EUR 100,000 (30) (1,945) (1,975)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 1,400,000 (253) 108 (145)
Receive 6M PRIBOR Semi 4.00% Annual 12/18/2030 CZK 1,400,000 (253) 108 (145)
(313,501) (55,972) (369,473)
$ (52,252) $ 261,557 $ 209,305

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.58%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.73%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.74%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.24%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.50%
1 Day Singapore Overnight Rate Average (“SORA”): 1.20%
1 Day Sterling Overnight Index Average (“SONIA”): 3.97%
1 Day Swiss Average Rate Overnight (“SARON”): -0.05%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.49%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.65%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 3.58%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.53%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.00%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.57%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 3.75%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.10%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.23%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.50%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 4.48%
Total return swap contracts outstanding as of September 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2025 HKD 9,097,200 $ 16,918
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/11/2025 KRW 2,260,287,500 128,353
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 TWD 5,190,600 2,357
Total unrealized appreciation 147,628
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR (377,552) (12,064)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/15/2025 BRL 7,210,252 $ (650)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 12/19/2025 CHF 2,058,020 (4,879)
Total unrealized depreciation (17,593)
Net unrealized appreciation $ 130,035
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 14 10/2025 USD $ 924,420 $ (16,253)
Hang Seng Index 13 10/2025 HKD 2,247,868 47,926
HSCEI 34 10/2025 HKD 2,091,918 36,285
IBEX 35 Index 9 10/2025 EUR 1,638,656 25,072
IFSC NIFTY 50 Index 10 10/2025 USD 495,230 (4,150)
LME Aluminum Base Metal 3 10/2025 USD 201,052 5,142
LME Aluminum Base Metal 1 10/2025 USD 66,983 1,709
LME Aluminum Base Metal 1 10/2025 USD 67,045 2,484
LME Aluminum Base Metal 1 10/2025 USD 66,972 1,953
LME Aluminum Base Metal 1 10/2025 USD 67,070 2,449
LME Aluminum Base Metal 1 10/2025 USD 67,045 2,752
LME Aluminum Base Metal 2 10/2025 USD 134,036 6,123
LME Aluminum Base Metal 2 10/2025 USD 134,078 4,074
LME Aluminum Base Metal 2 10/2025 USD 134,034 3,422
LME Aluminum Base Metal 2 10/2025 USD 134,033 2,418
LME Copper Base Metal 2 10/2025 USD 511,791 30,624
LME Copper Base Metal 1 10/2025 USD 255,638 6,594
LME Copper Base Metal 1 10/2025 USD 256,078 15,925
LME Copper Base Metal 1 10/2025 USD 256,326 11,745
LME Copper Base Metal 1 10/2025 USD 256,230 8,362
LME Lead Base Metal 1 10/2025 USD 48,872 (1,284)
LME Lead Base Metal 1 10/2025 USD 48,666 (3,045)
LME Lead Base Metal 1 10/2025 USD 48,822 (731)
LME Lead Base Metal 1 10/2025 USD 48,996 (107)
LME Lead Base Metal 1 10/2025 USD 48,959 (1,707)
LME Nickel Base Metal 2 10/2025 USD 181,062 278
LME Nickel Base Metal 2 10/2025 USD 180,857 681
LME Nickel Base Metal 1 10/2025 USD 90,522 219
LME Nickel Base Metal 1 10/2025 USD 90,665 (118)
LME Nickel Base Metal 1 10/2025 USD 90,327 (2,130)
LME Nickel Base Metal 1 10/2025 USD 90,595 (2,557)
LME Nickel Base Metal 1 10/2025 USD 90,577 (2,432)
LME Nickel Base Metal 1 10/2025 USD 90,499 (643)
LME Nickel Base Metal 1 10/2025 USD 90,644 (799)
LME Nickel Base Metal 1 10/2025 USD 90,586 (2,686)
LME Nickel Base Metal 1 10/2025 USD 90,686 107
LME Nickel Base Metal 1 10/2025 USD 90,707 1,874
LME Zinc Base Metal 2 10/2025 USD 150,037 13,508
LME Zinc Base Metal 1 10/2025 USD 74,641 4,606

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 10/2025 USD $ 74,650 $ 4,826
LME Zinc Base Metal 1 10/2025 USD 75,318 6,592
LME Zinc Base Metal 1 10/2025 USD 75,400 7,128
LME Zinc Base Metal 1 10/2025 USD 74,901 6,845
LME Zinc Base Metal 1 10/2025 USD 74,633 4,256
LME Zinc Base Metal 1 10/2025 USD 74,600 3,089
MSCI Singapore Index 37 10/2025 SGD 1,283,147 (2,422)
NY Harbor ULSD 7 10/2025 USD 683,285 4,949
Rapeseed 4 10/2025 EUR 109,421 (1,313)
RBOB Gasoline 16 10/2025 USD 1,291,786 (11,765)
SGX FTSE China A50 Index 249 10/2025 USD 3,763,635 (5,176)
SGX FTSE Taiwan Index 37 10/2025 USD 3,164,610 (20,812)
WTI Crude Oil 16 10/2025 USD 997,920 (8,473)
CBOE Volatility Index 4 11/2025 USD 76,997 (7,592)
LME Aluminum Base Metal 1 11/2025 USD 67,029 2,227
LME Aluminum Base Metal 1 11/2025 USD 66,979 2,640
LME Aluminum Base Metal 1 11/2025 USD 67,020 2,627
LME Aluminum Base Metal 3 11/2025 USD 201,088 4,832
LME Aluminum Base Metal 3 11/2025 USD 200,996 3,631
LME Aluminum Base Metal 2 11/2025 USD 133,909 4,183
LME Aluminum Base Metal 2 11/2025 USD 133,997 3,242
LME Aluminum Base Metal 2 11/2025 USD 134,050 5,507
LME Aluminum Base Metal 2 11/2025 USD 134,059 5,569
LME Aluminum Base Metal 2 11/2025 USD 134,059 3,383
LME Aluminum Base Metal 4 11/2025 USD 268,117 8,788
LME Aluminum Base Metal 4 11/2025 USD 268,117 5,406
LME Aluminum Base Metal 4 11/2025 USD 268,117 9,741
LME Copper Base Metal 1 11/2025 USD 256,415 10,612
LME Copper Base Metal 1 11/2025 USD 256,445 13,067
LME Copper Base Metal 1 11/2025 USD 256,373 14,336
LME Copper Base Metal 1 11/2025 USD 256,601 9,050
LME Nickel Base Metal 2 11/2025 USD 181,611 46
LME Nickel Base Metal 3 11/2025 USD 273,017 (1,580)
LME Nickel Base Metal 1 11/2025 USD 90,984 (668)
LME Nickel Base Metal 1 11/2025 USD 90,849 (533)
LME Nickel Base Metal 1 11/2025 USD 90,762 370
LME Nickel Base Metal 1 11/2025 USD 90,776 893
LME Nickel Base Metal 1 11/2025 USD 90,915 351
LME Nickel Base Metal 1 11/2025 USD 90,797 (106)
LME Zinc Base Metal 3 11/2025 USD 223,073 14,766
Low Sulphur Gasoil 44 11/2025 USD 3,022,800 27,827
Phelix De Base Electricity 1 11/2025 EUR 80,373 (2,529)
Robusta Coffee 1 11/2025 USD 42,000 (5,960)
SGX IODEX Iron Ore 19 11/2025 USD 196,802 (2,150)
White Sugar 3 11/2025 USD 70,245 (1,524)
100 oz Gold 3 12/2025 USD 1,161,960 93,027
Australia 3 Year Bond 12 12/2025 AUD 847,659 (3,560)
CBOE Volatility Index 5 12/2025 USD 99,000 (5,088)
Cocoa 2 12/2025 USD 134,980 (21,797)
Cocoa 5 12/2025 GBP 318,069 (44,200)
Coffee 'C' 10 12/2025 USD 1,405,688 300,122
Copper 3 12/2025 USD 364,238 15,037
Corn 50 12/2025 USD 1,038,750 (14,608)
Crude Oil 5 12/2025 USD 328,385 (11,078)
Crude Palm Oil 3 12/2025 MYR 77,557 (1,686)
DJIA CBOT E-Mini Index 12 12/2025 USD 2,801,340 13,380
ECX Emission 2 12/2025 EUR 177,798 8,568

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro STOXX 50 Index 10 12/2025 EUR $ 650,541 $ 12,036
Euro-BTP 7 12/2025 EUR 985,134 (929)
Euro-OAT 1 12/2025 EUR 142,436 (492)
FTSE/JSE Top 40 Index 6 12/2025 ZAR 354,914 11,408
FTSE/MIB Index 6 12/2025 EUR 1,496,702 (2,374)
KOSPI 200 Index 15 12/2025 KRW 1,271,827 94,298
Lean Hogs 11 12/2025 USD 390,390 1,207
Live Cattle 13 12/2025 USD 1,220,830 3,832
LME Aluminum Base Metal 2 12/2025 USD 134,004 (221)
LME Aluminum Base Metal 4 12/2025 USD 268,040 2,263
LME Aluminum Base Metal 1 12/2025 USD 67,061 813
LME Aluminum Base Metal 1 12/2025 USD 67,063 (213)
LME Aluminum Base Metal 1 12/2025 USD 67,060 1,632
LME Aluminum Base Metal 1 12/2025 USD 67,047 (673)
LME Aluminum Base Metal 1 12/2025 USD 67,060 1,757
LME Aluminum Base Metal 1 12/2025 USD 66,978 276
LME Aluminum Base Metal 1 12/2025 USD 66,978 919
LME Aluminum Base Metal 20 12/2025 USD 1,340,445 22,807
LME Copper Base Metal 1 12/2025 USD 256,704 7,939
LME Copper Base Metal 1 12/2025 USD 256,723 4,467
LME Copper Base Metal 1 12/2025 USD 256,638 (3,490)
LME Copper Base Metal 1 12/2025 USD 256,563 7,130
LME Copper Base Metal 1 12/2025 USD 256,611 7,110
LME Copper Base Metal 1 12/2025 USD 256,729 9,063
LME Copper Base Metal 1 12/2025 USD 256,638 7,210
LME Copper Base Metal 8 12/2025 USD 2,054,286 61,342
LME Lead Base Metal 1 12/2025 USD 49,549 (694)
LME Lead Base Metal 1 12/2025 USD 49,423 (254)
LME Lead Base Metal 1 12/2025 USD 49,549 (528)
LME Lead Base Metal 1 12/2025 USD 49,549 (832)
LME Nickel Base Metal 4 12/2025 USD 365,050 (2,541)
LME Nickel Base Metal 2 12/2025 USD 182,670 (1,854)
LME Nickel Base Metal 2 12/2025 USD 182,555 (1,170)
LME Nickel Base Metal 1 12/2025 USD 91,152 129
LME Nickel Base Metal 1 12/2025 USD 91,141 (1,232)
LME Nickel Base Metal 1 12/2025 USD 91,401 168
LME Nickel Base Metal 1 12/2025 USD 91,335 (282)
LME Zinc Base Metal 1 12/2025 USD 380,875 307,247
LME Zinc Base Metal 1 12/2025 USD 74,279 (224)
LME Zinc Base Metal 2 12/2025 USD 148,232 3,312
LME Zinc Base Metal 2 12/2025 USD 148,000 2,628
LME Zinc Base Metal 18 12/2025 USD 1,336,113 61,218
MSCI EAFE Index 4 12/2025 USD 557,060 (1,333)
MSCI Emerging Markets Index 47 12/2025 USD 3,195,295 30,640
NASDAQ 100 E-Mini Index 7 12/2025 USD 3,486,245 64,284
Nikkei 225 Index 2 12/2025 JPY 608,446 (3,652)
Palladium 2 12/2025 USD 257,480 31,775
Russell 2000 E-Mini Index 11 12/2025 USD 1,350,525 7,133
S&P 500 E-Mini Index 128 12/2025 USD 43,128,000 527,348
S&P Midcap 400 E-Mini Index 4 12/2025 USD 1,314,480 (7,993)
S&P/TSX 60 Index 26 12/2025 CAD 6,623,956 132,821
Soybean Oil 1 12/2025 USD 29,694 (2,882)
SPI 200 Index 21 12/2025 AUD 3,082,414 (8,169)
TOPIX Index 4 12/2025 JPY 849,579 4,353
UK Allowances Carbon Dioxide Emissions 1 12/2025 GBP 72,705 10,270
Wheat 11 12/2025 USD 279,400 (13,490)
CBOE Volatility Index 3 1/2026 USD 62,065 (2,907)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Rapeseed 2 1/2026 EUR $ 54,593 $ (177)
CBOE Volatility Index 2 2/2026 USD 42,237 (1,030)
Sugar No. 11 15 2/2026 USD 278,880 3,252
3 Month Euro Euribor 48 3/2026 EUR 13,808,237 (4,607)
90-Day New Zealand Bill 4 3/2026 NZD 2,305,301 2,448
3 Month CORRA 88 6/2026 CAD 15,453,905 7,956
3 Month SARON 1 6/2026 CHF 314,349 (427)
3 Month SOFR 5 6/2026 USD 1,206,250 (1,422)
90-Day New Zealand Bill 4 6/2026 NZD 2,305,188 2,654
3 Month CORRA 90 9/2026 CAD 15,805,939 1,966
3 Month SARON 8 9/2026 CHF 2,515,043 (1,270)
90-Day Australian Bank Bill 8 9/2026 AUD 5,249,205 (2,761)
90-Day New Zealand Bill 4 9/2026 NZD 2,304,792 1,625
3 Month CORRA 14 12/2026 CAD 2,457,821 344
3 Month Euro Euribor 5 12/2026 EUR 1,437,771 (1,582)
3 Month SARON 8 12/2026 CHF 2,514,917 (560)
3 Month SONIA 1 12/2026 GBP 324,070 75
3 Month Euro Euribor 14 3/2027 EUR 4,023,293 (5,029)
3 Month SARON 7 3/2027 CHF 2,200,113 (485)
3 Month SONIA 1 3/2027 GBP 324,121 (138)
3 Month Euro Euribor 11 6/2027 EUR 3,159,222 (3,653)
3 Month Euro Euribor 15 9/2027 EUR 4,305,388 (5,728)
3 Month Euro Euribor 1 12/2027 EUR 286,864 (373)
Total of long contracts 2,017,467
Short Contracts
CAC 40 10 Euro Index (3) 10/2025 EUR (278,074) (312)
CBOE Volatility Index (20) 10/2025 USD (351,760) 17,213
EURO STOXX 50 Volatility Index (14) 10/2025 EUR (29,175) 2,288
LME Aluminum Base Metal (3) 10/2025 USD (201,052) (4,842)
LME Aluminum Base Metal (1) 10/2025 USD (66,983) (1,811)
LME Aluminum Base Metal (1) 10/2025 USD (67,045) (2,548)
LME Aluminum Base Metal (1) 10/2025 USD (66,972) (1,925)
LME Aluminum Base Metal (1) 10/2025 USD (67,070) (2,445)
LME Aluminum Base Metal (1) 10/2025 USD (67,045) (2,841)
LME Aluminum Base Metal (2) 10/2025 USD (134,036) (6,233)
LME Aluminum Base Metal (2) 10/2025 USD (134,078) (4,143)
LME Aluminum Base Metal (2) 10/2025 USD (134,034) (3,439)
LME Aluminum Base Metal (2) 10/2025 USD (134,033) (2,325)
LME Copper Base Metal (2) 10/2025 USD (511,791) (30,984)
LME Copper Base Metal (1) 10/2025 USD (255,638) (6,141)
LME Copper Base Metal (1) 10/2025 USD (256,078) (15,658)
LME Copper Base Metal (1) 10/2025 USD (256,326) (12,116)
LME Copper Base Metal (1) 10/2025 USD (256,230) (8,408)
LME Lead Base Metal (1) 10/2025 USD (48,872) 1,176
LME Lead Base Metal (1) 10/2025 USD (48,666) 3,007
LME Lead Base Metal (1) 10/2025 USD (48,822) 763
LME Lead Base Metal (1) 10/2025 USD (48,996) 207
LME Lead Base Metal (1) 10/2025 USD (48,959) 1,939
LME Nickel Base Metal (2) 10/2025 USD (181,062) (309)
LME Nickel Base Metal (2) 10/2025 USD (180,857) (643)
LME Nickel Base Metal (1) 10/2025 USD (90,522) (313)
LME Nickel Base Metal (1) 10/2025 USD (90,665) 496
LME Nickel Base Metal (1) 10/2025 USD (90,327) 2,072
LME Nickel Base Metal (1) 10/2025 USD (90,595) 2,649
LME Nickel Base Metal (1) 10/2025 USD (90,577) 2,485
LME Nickel Base Metal (1) 10/2025 USD (90,499) 356
LME Nickel Base Metal (1) 10/2025 USD (90,644) 746

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 10/2025 USD $ (90,586) $ 2,654
LME Nickel Base Metal (1) 10/2025 USD (90,686) (26)
LME Nickel Base Metal (1) 10/2025 USD (90,707) (1,496)
LME Zinc Base Metal (2) 10/2025 USD (150,037) (13,617)
LME Zinc Base Metal (1) 10/2025 USD (74,641) (4,769)
LME Zinc Base Metal (1) 10/2025 USD (74,649) (4,727)
LME Zinc Base Metal (1) 10/2025 USD (75,318) (6,627)
LME Zinc Base Metal (1) 10/2025 USD (75,400) (6,681)
LME Zinc Base Metal (1) 10/2025 USD (74,901) (6,904)
LME Zinc Base Metal (1) 10/2025 USD (74,633) (4,423)
LME Zinc Base Metal (1) 10/2025 USD (74,600) (3,103)
Natural Gas (7) 10/2025 USD (231,210) (679)
OMXS30 Index (22) 10/2025 SEK (622,769) (4,565)
Canola (7) 11/2025 CAD (60,881) 1,528
EURO STOXX 50 Volatility Index (4) 11/2025 EUR (9,017) 215
LME Aluminum Base Metal (1) 11/2025 USD (67,029) (1,695)
LME Aluminum Base Metal (1) 11/2025 USD (66,979) (2,741)
LME Aluminum Base Metal (1) 11/2025 USD (67,020) (2,756)
LME Aluminum Base Metal (3) 11/2025 USD (201,088) (4,721)
LME Aluminum Base Metal (3) 11/2025 USD (200,996) (4,128)
LME Aluminum Base Metal (2) 11/2025 USD (133,909) (4,464)
LME Aluminum Base Metal (2) 11/2025 USD (133,997) (3,502)
LME Aluminum Base Metal (2) 11/2025 USD (134,050) (5,352)
LME Aluminum Base Metal (2) 11/2025 USD (134,059) (5,577)
LME Aluminum Base Metal (2) 11/2025 USD (134,059) (3,438)
LME Aluminum Base Metal (4) 11/2025 USD (268,117) (8,988)
LME Aluminum Base Metal (4) 11/2025 USD (268,117) (5,124)
LME Aluminum Base Metal (4) 11/2025 USD (268,117) (9,485)
LME Copper Base Metal (1) 11/2025 USD (256,415) (10,546)
LME Copper Base Metal (1) 11/2025 USD (256,445) (12,940)
LME Copper Base Metal (1) 11/2025 USD (256,373) (14,214)
LME Copper Base Metal (1) 11/2025 USD (256,601) (9,103)
LME Nickel Base Metal (2) 11/2025 USD (181,611) 168
LME Nickel Base Metal (3) 11/2025 USD (273,017) 1,469
LME Nickel Base Metal (1) 11/2025 USD (90,984) 530
LME Nickel Base Metal (1) 11/2025 USD (90,849) 801
LME Nickel Base Metal (1) 11/2025 USD (90,762) (422)
LME Nickel Base Metal (1) 11/2025 USD (90,776) (773)
LME Nickel Base Metal (1) 11/2025 USD (90,915) (408)
LME Nickel Base Metal (1) 11/2025 USD (90,797) 90
LME Zinc Base Metal (3) 11/2025 USD (223,073) (14,381)
Soybean (73) 11/2025 USD (3,656,388) 86,973
Australia 10 Year Bond (5) 12/2025 AUD (374,163) 2,065
Canada 10 Year Bond (12) 12/2025 CAD (1,055,055) (22,458)
Cotton No. 2 (19) 12/2025 USD (624,815) 16,274
EURO STOXX 50 Volatility Index (1) 12/2025 EUR (2,242) 5
Euro-Bobl (8) 12/2025 EUR (1,106,143) 1,116
Euro-Bund (6) 12/2025 EUR (905,122) (1,158)
Euro-Buxl (3) 12/2025 EUR (402,370) (638)
Euro-Schatz (26) 12/2025 EUR (3,265,291) 489
Japan 10 Year Bond (11) 12/2025 JPY (10,098,861) 64,160
KC HRW Wheat (20) 12/2025 USD (497,750) 29,564
LME Aluminum Base Metal (2) 12/2025 USD (134,004) 52
LME Aluminum Base Metal (4) 12/2025 USD (268,040) (2,179)
LME Aluminum Base Metal (1) 12/2025 USD (67,061) (864)
LME Aluminum Base Metal (1) 12/2025 USD (67,062) 185
LME Aluminum Base Metal (1) 12/2025 USD (67,060) (1,596)

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 12/2025 USD $ (67,047) $ 700
LME Aluminum Base Metal (1) 12/2025 USD (67,060) (1,690)
LME Aluminum Base Metal (1) 12/2025 USD (66,978) (204)
LME Aluminum Base Metal (1) 12/2025 USD (66,978) (925)
LME Aluminum Base Metal (7) 12/2025 USD (469,156) (3,816)
LME Copper Base Metal (2) 12/2025 USD (513,572) (3,464)
LME Copper Base Metal (1) 12/2025 USD (256,704) (8,332)
LME Copper Base Metal (1) 12/2025 USD (256,723) (4,726)
LME Copper Base Metal (1) 12/2025 USD (256,637) 2,221
LME Copper Base Metal (1) 12/2025 USD (256,563) (7,141)
LME Copper Base Metal (1) 12/2025 USD (256,611) (7,889)
LME Copper Base Metal (1) 12/2025 USD (256,729) (9,407)
LME Copper Base Metal (1) 12/2025 USD (256,638) (7,143)
LME Lead Base Metal (1) 12/2025 USD (49,549) 798
LME Lead Base Metal (1) 12/2025 USD (49,423) 216
LME Lead Base Metal (1) 12/2025 USD (49,549) 601
LME Lead Base Metal (4) 12/2025 USD (198,197) 1,442
LME Nickel Base Metal (2) 12/2025 USD (182,670) 1,945
LME Nickel Base Metal (2) 12/2025 USD (182,555) 1,418
LME Nickel Base Metal (1) 12/2025 USD (91,152) (165)
LME Nickel Base Metal (1) 12/2025 USD (91,141) 476
LME Nickel Base Metal (1) 12/2025 USD (91,401) (54)
LME Nickel Base Metal (1) 12/2025 USD (91,335) 42
LME Nickel Base Metal (25) 12/2025 USD (2,281,565) 6,902
LME Zinc Base Metal (1) 12/2025 USD (380,875) (307,478)
LME Zinc Base Metal (1) 12/2025 USD (74,279) 159
LME Zinc Base Metal (1) 12/2025 USD (74,229) 263
LME Zinc Base Metal (2) 12/2025 USD (148,232) (3,187)
LME Zinc Base Metal (2) 12/2025 USD (148,000) (2,555)
Long Gilt (16) 12/2025 GBP (1,956,023) (10,760)
Milling Wheat No. 2 (22) 12/2025 EUR (240,533) 11,369
Red Wheat (6) 12/2025 USD (168,825) 6,019
Silver (1) 12/2025 USD (233,200) 1,846
Soybean Meal (13) 12/2025 USD (355,290) 13,141
U.S. Treasury 2 Year Note (29) 12/2025 USD (6,042,875) (2,332)
U.S. Treasury 5 Year Note (42) 12/2025 USD (4,585,547) (1,490)
U.S. Treasury Ultra Bond (2) 12/2025 USD (240,375) (1,034)
Platinum (5) 1/2026 USD (401,425) (19,324)
90-Day Australian Bank Bill (42) 3/2026 AUD (27,558,325) 12,266
3 Month Euro Euribor (12) 6/2026 EUR (3,452,764) 25
3 Month SONIA (9) 6/2026 GBP (2,912,549) 1,523
90-Day Australian Bank Bill (2) 6/2026 AUD (1,312,397) 555
3 Month Euro Euribor (14) 9/2026 EUR (4,027,402) 405
3 Month SOFR (5) 9/2026 USD (1,208,875) 230
3 Month SOFR (4) 12/2026 USD (968,450) (330)
90-Day Australian Bank Bill (12) 12/2026 AUD (7,873,422) 4,104
3 Month CORRA (2) 3/2027 CAD (350,920) (194)
3 Month SOFR (3) 3/2027 USD (726,750) (184)
3 Month SOFR (5) 6/2027 USD (1,211,375) (240)
3 Month SONIA (7) 6/2027 GBP (2,268,493) 487
3 Month SOFR (3) 9/2027 USD (726,712) (105)
3 Month SONIA (6) 9/2027 GBP (1,943,818) 492
3 Month SOFR (1) 12/2027 USD (242,150) (102)
3 Month SONIA (7) 12/2027 GBP (2,266,963) 432
3 Month SOFR (2) 3/2028 USD (484,075) 624

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (3) 3/2028 GBP $ (971,304) $ 852
Total of short contracts (407,687)
Net unrealized appreciation $ 1,609,780
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,547,000 USD 1,013,909 CITI 12/17/2025 $ 10,676
AUD 1,547,000 USD 1,013,907 JPMC 12/17/2025 10,678
BRL 1,296,875 USD 232,789 CITI
**
12/17/2025 6,479
BRL 1,296,875 USD 232,788 JPMC
**
12/17/2025 6,480
CHF 247,250 USD 312,037 CITI 12/17/2025 1,441
CHF 247,250 USD 312,037 JPMC 12/17/2025 1,441
CLP 293,333,332 USD 303,469 CITI
**
12/17/2025 1,616
CLP 293,333,332 USD 303,469 JPMC
**
12/17/2025 1,616
CNY 5,910,500 USD 833,463 CITI
**
12/17/2025 224
CNY 5,910,500 USD 833,461 JPMC
**
12/17/2025 226
COP 1,500,000,000 USD 369,262 CITI
**
12/17/2025 9,368
COP 1,500,000,000 USD 369,262 JPMC
**
12/17/2025 9,368
CZK 38,875,000 USD 1,859,803 CITI 12/17/2025 18,609
CZK 38,875,000 USD 1,859,799 JPMC 12/17/2025 18,612
EUR 3,721,000 USD 4,371,345 CITI 12/17/2025 16,831
EUR 3,721,000 USD 4,371,337 JPMC 12/17/2025 16,839
HUF 420,000,000 USD 1,230,853 CITI 12/17/2025 27,507
HUF 420,000,000 USD 1,230,851 JPMC 12/17/2025 27,510
ILS 649,500 USD 194,497 CITI 12/17/2025 1,640
ILS 649,500 USD 194,497 JPMC 12/17/2025 1,641
JPY 185,592,657 USD 1,256,308 CITI 12/17/2025 8,722
JPY 185,592,657 USD 1,256,383 JPMC 12/17/2025 8,647
NOK 4,971,752 USD 491,888 CITI 12/17/2025 6,413
NOK 4,971,750 USD 491,887 JPMC 12/17/2025 6,414
PEN 1,206,500 USD 340,498 CITI
**
12/17/2025 6,293
PEN 1,206,500 USD 340,497 JPMC
**
12/17/2025 6,293
PLN 482,494 USD 131,724 CITI 12/17/2025 853
PLN 482,494 USD 131,723 JPMC 12/17/2025 853
TWD 7,424,686 USD 243,988 CITI
**
12/17/2025 1,172
TWD 7,424,686 USD 243,987 JPMC
**
12/17/2025 1,173
USD 3,669,266 CAD 5,046,062 CITI 12/17/2025 30,217
USD 3,669,273 CAD 5,046,062 JPMC 12/17/2025 30,225
USD 800,448 EUR 676,000 CITI 12/17/2025 3,241
USD 800,449 EUR 676,000 JPMC 12/17/2025 3,242
USD 1,234,888 GBP 914,252 CITI 12/17/2025 5,194
USD 1,234,884 GBP 914,247 JPMC 12/17/2025 5,196
USD 91,006 IDR 1,500,000,000 CITI
**
12/17/2025 1,298
USD 91,006 IDR 1,500,000,000 JPMC
**
12/17/2025 1,298
USD 4,942,043 INR 436,698,996 CITI
**
12/17/2025 49,673
USD 4,942,053 INR 436,698,996 JPMC
**
12/17/2025 49,683
USD 76,968 JPY 11,250,000 CITI 12/17/2025 286
USD 76,975 JPY 11,250,000 JPMC 12/17/2025 293
USD 505,838 KRW 700,000,000 CITI
**
12/17/2025 5,523
USD 505,839 KRW 700,000,000 JPMC
**
12/17/2025 5,524
USD 1,417,658 NZD 2,407,500 CITI 12/17/2025 17,667

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,417,661 NZD 2,407,500 JPMC 12/17/2025 $ 17,670
USD 478,390 PHP 27,500,000 CITI
**
12/17/2025 8,019
USD 478,391 PHP 27,500,000 JPMC
**
12/17/2025 8,020
USD 522,618 SEK 4,896,012 CITI 12/17/2025 37
USD 522,619 SEK 4,896,012 JPMC 12/17/2025 38
USD 3,467,056 SGD 4,421,006 CITI 12/17/2025 19,943
USD 3,467,063 SGD 4,421,006 JPMC 12/17/2025 19,950
USD 560,117 THB 17,990,809 CITI 12/17/2025 1,378
USD 560,119 THB 17,990,809 JPMC 12/17/2025 1,379
ZAR 73,562,500 USD 4,151,557 CITI 12/17/2025 84,452
ZAR 73,562,500 USD 4,151,549 JPMC 12/17/2025 84,460
Total unrealized appreciation 689,541
AUD 1,812,500 USD 1,208,799 CITI 12/17/2025 (8,372)
AUD 1,812,500 USD 1,208,797 JPMC 12/17/2025 (8,370)
CAD 1,305,500 USD 945,508 CITI 12/17/2025 (4,026)
CAD 1,305,500 USD 945,507 JPMC 12/17/2025 (4,024)
CHF 529,750 USD 673,460 CITI 12/17/2025 (1,812)
CHF 529,750 USD 673,459 JPMC 12/17/2025 (1,810)
CNY 5,297,000 USD 748,324 CITI
**
12/17/2025 (1,172)
CNY 5,297,000 USD 748,323 JPMC
**
12/17/2025 (1,171)
EUR 1,536,000 USD 1,815,527 CITI 12/17/2025 (4,122)
EUR 1,536,000 USD 1,815,524 JPMC 12/17/2025 (4,118)
GBP 464,503 USD 627,313 CITI 12/17/2025 (2,543)
GBP 464,497 USD 627,303 JPMC 12/17/2025 (2,542)
JPY 679,321,093 USD 4,646,795 CITI 12/17/2025 (16,432)
JPY 679,321,093 USD 4,647,015 JPMC 12/17/2025 (16,653)
PLN 155,845 USD 43,007 CITI 12/17/2025 (185)
PLN 155,845 USD 43,007 JPMC 12/17/2025 (185)
SEK 5,500,000 USD 590,232 CITI 12/17/2025 (3,185)
SEK 5,500,000 USD 590,231 JPMC 12/17/2025 (3,183)
SGD 158,500 USD 124,316 CITI 12/17/2025 (731)
SGD 158,500 USD 124,316 JPMC 12/17/2025 (731)
TWD 21,774,054 USD 721,770 CITI
**
12/17/2025 (2,802)
TWD 21,774,054 USD 721,769 JPMC
**
12/17/2025 (2,799)
USD 5,114,459 AUD 7,840,000 CITI 12/17/2025 (78,010)
USD 5,114,469 AUD 7,840,000 JPMC 12/17/2025 (77,999)
USD 281,550 CAD 391,000 CITI 12/17/2025 (426)
USD 281,551 CAD 391,000 JPMC 12/17/2025 (425)
USD 1,548,123 CHF 1,227,000 CITI 12/17/2025 (7,540)
USD 1,548,126 CHF 1,227,000 JPMC 12/17/2025 (7,537)
USD 889,067 CNY 6,312,000 CITI
**
12/17/2025 (1,253)
USD 889,068 CNY 6,312,000 JPMC
**
12/17/2025 (1,251)
USD 52,574 DKK 334,500 CITI 12/17/2025 (313)
USD 52,574 DKK 334,500 JPMC 12/17/2025 (313)
USD 1,855,426 EUR 1,580,500 CITI 12/17/2025 (8,458)
USD 1,855,429 EUR 1,580,500 JPMC 12/17/2025 (8,455)
USD 125,016 GBP 93,500 CITI 12/17/2025 (744)
USD 125,016 GBP 93,500 JPMC 12/17/2025 (744)
USD 164,992 HKD 1,283,000 CITI 12/17/2025 (143)
USD 164,991 HKD 1,283,000 JPMC 12/17/2025 (144)
USD 93,218 JPY 13,750,000 CITI 12/17/2025 (504)
USD 93,212 JPY 13,750,000 JPMC 12/17/2025 (510)
USD 211,843 MXN 4,000,000 CITI 12/17/2025 (4,780)
USD 211,844 MXN 4,000,000 JPMC 12/17/2025 (4,779)
USD 199,171 NOK 2,000,001 CITI 12/17/2025 (1,282)
USD 199,171 NOK 1,999,999 JPMC 12/17/2025 (1,282)
USD 1,755,996 NZD 3,032,500 CITI 12/17/2025 (7,440)
USD 1,756,000 NZD 3,032,500 JPMC 12/17/2025 (7,437)

AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 42,734 PHP 2,500,000 CITI
**
12/17/2025 $ (27)
USD 42,734 PHP 2,500,000 JPMC
**
12/17/2025 (27)
USD 128,195 SEK 1,202,738 CITI 12/17/2025 (180)
USD 128,195 SEK 1,202,738 JPMC 12/17/2025 (180)
USD 502,773 SGD 645,500 CITI 12/17/2025 (532)
USD 502,774 SGD 645,500 JPMC 12/17/2025 (531)
USD 329,748 THB 10,625,859 CITI 12/17/2025 (259)
USD 329,749 THB 10,625,859 JPMC 12/17/2025 (258)
Total unrealized depreciation (314,731)
Net unrealized appreciation $ 374,810
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of September 30, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
07/27/2026
$499 $(18) $(3) $(21)

Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
September 30, 2025 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
See notes to Schedule of Investments.
September 30, 2025 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
Australian Bank-Bill Reference Rate (“BBR”): 3.54%
Australian Overnight Indexed Swap Rate (“AOISR”): 3.59%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): 0.48%
Brazilian Interbank Certificate of Deposit (“CDI”): 14.90%
Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
Denmark Tomorrow/Next : 1.80%
Euro Short-Term Rate (“ESTR”): 1.92%
Federal Funds Floating Rate: 4.09%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.54%
Hong Kong Overnight Index Average (“HONIX”): 4.65%
Johannesburg Interbank Agreed Rate (“JIBAR”): 6.90%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 7.86%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 7.85%
Norwegian Overnight Weighted Average (“NOWA”): 4.00%
Overnight Bank Funding Rate (“OBFR”): 4.09%
Shekel Interbank Offered Rate (“SHIRON”): 4.50%
Singapore Overnight Rate Average (“SORA”): 1.20%
South African Overnight Index (“ZARONIA”): 6.86%
Sterling Overnight Index Average (“SONIA”): 3.97%
Swiss Average Rate Overnight (“SARON”): -0.05%
Tokyo Overnight Average Rate (“TONAR”): 0.48%
Warsaw Interbank Offered Rate (“WIBOR”): 4.71%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR CVX Fusion Fund, AQR Macro Opportunities Fund, AQR
Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund,
AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of AQR Alternative
Risk Premia Offshore Fund Ltd., AQR CVX Fusion Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy
Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities
Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated
Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 310,752,954 $ 226,049,415 $ – $ 536,802,369
Preferred Stocks
†
.............................. – 95,855 – 95,855
Rights
†
...................................... – – 2 2
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 206,562,197 – – 206,562,197
U.S. Treasury Obligations ....................... – 38,999,097 – 38,999,097
Purchased Options ............................ – 1,113,906 – 1,113,906
Interest Rate Swap Contracts * .................... – 4,554,342 – 4,554,342
Total Return Swap Contracts * ..................... – 1,052,999 – 1,052,999
Futures Contracts * ............................. 8,450,249 – – 8,450,249
Forward Foreign Currency Exchange Contracts * ...... – 3,540,137 – 3,540,137
Total Assets $ 525,765,400 $ 275,405,751 $ 2 $ 801,171,153
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (280,924,617) $ (194,181,872) $ – $ (475,106,489)
Preferred Stocks (Sold Short)
†
.................... – (1,903,039) – (1,903,039)
Warrants (Sold Short)
†
.......................... (8,267) – – (8,267)
Interest Rate Swap Contracts * .................... – (922,503) – (922,503)
Total Return Swap Contracts * ..................... – (719,489) – (719,489)
Futures Contracts * ............................. (5,949,624) – – (5,949,624)
Forward Foreign Currency Exchange Contracts * ...... – (3,039,350) – (3,039,350)
Total Liabilities $ (286,882,508) $ (200,766,253) $ – $ (487,648,761)
AQR CVX FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 7,250,922 $ 3,671,278 $ – $ 10,922,200
Investment Companies ......................... 14,925,783 – – 14,925,783
U.S. Treasury Obligations ....................... – 1,282,940 – 1,282,940
Purchased Options ............................ – 49,525 – 49,525
Credit Default Swap Contracts * ................... – 57,476 – 57,476
Interest Rate Swap Contracts * .................... – 117,004 – 117,004
Total Return Swap Contracts * ..................... – 933 – 933
Futures Contracts * ............................. 537,589 – – 537,589
Forward Foreign Currency Exchange Contracts * ...... – 127,147 – 127,147
Total Assets $ 22,714,294 $ 5,306,303 $ – $ 28,020,597
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (7,732,000) $ (4,325,536) $ – $ (12,057,536)
Preferred Stocks (Sold Short)
†
.................... – (35,223) – (35,223)
Credit Default Swap Contracts * ................... – (1,863) – (1,863)
Interest Rate Swap Contracts * .................... – (67,340) – (67,340)
Total Return Swap Contracts * ..................... – (1,071) – (1,071)
Futures Contracts * ............................. (136,062) – – (136,062)
Forward Foreign Currency Exchange Contracts * ...... – (57,887) – (57,887)
Total Liabilities $ (7,868,062) $ (4,488,920) $ – $ (12,356,982)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 118,581,798 $ 25,701,510 $ 86,289 $ 144,369,597
Convertible Preferred Stocks ..................... 62,524,500 – – 62,524,500
Closed-End Funds ............................. 7,538,396 6,624 – 7,545,020
Corporate Bonds .............................. – 127,696,719 125,629 127,822,348
Convertible Bonds ............................. – 800,912,282 – 800,912,282
Rights ...................................... 3,325,973 431,587 155,366 3,912,926
Warrants .................................... 2,360,994 484,279 725,135 3,570,408
Securities in Litigation .......................... – – –
(a)
–
(a)
Units ....................................... 30,668,830 – 2,179,983 32,848,813
Investment Companies ......................... 486,344,165 – – 486,344,165
U.S. Treasury Obligations ....................... – 687,894,003 – 687,894,003
Credit Default Swap Contracts * ................... – 4,056 – 4,056
Total Return Swap Contracts * ..................... – –
(a)
– –
(a)
Futures Contracts * ............................. 239,023 – – 239,023
Forward Foreign Currency Exchange Contracts * ...... – 90,653 – 90,653
Total Return Basket Swap Contracts * ............... – 9,616,228 – 9,616,228
Total Assets $ 711,583,679 $ 1,652,837,941 $ 3,272,402 $ 2,367,694,022
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (424,779,671) $ (19,283,207) $ –
(a)
$ (444,062,878)
Corporate Bonds (Sold Short) .................... – (5,598,915) – (5,598,915)
Convertible Bonds (Sold Short) ................... – (15,476,878) – (15,476,878)
Credit Default Swap Contracts * ................... – (288,420) – (288,420)
Futures Contracts * ............................. (2,033) – – (2,033)
Forward Foreign Currency Exchange Contracts * ...... – (459,630) – (459,630)
Total Return Basket Swap Contracts * ............... – (4,985,562) – (4,985,562)
Total Liabilities $ (424,781,704) $ (46,092,612) $ –
(a)
$ (470,874,316)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 4,564,657,937 $ – $ – $ 4,564,657,937
Total Assets $ 4,564,657,937 $ – $ – $ 4,564,657,937
– – – –
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 2,717,883,724 $ 1,895,077,168 $ – $ 4,612,960,892
Investment Companies ......................... 1,151,499,845 – – 1,151,499,845
U.S. Treasury Obligations ....................... – 787,045,726 – 787,045,726
Forward Foreign Currency Exchange Contracts * ...... – 636,783 – 636,783
Total Assets $ 3,869,383,569 $ 2,682,759,677 $ – $ 6,552,143,246
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (2,664,028,756) $ (1,556,382,378) $ – $ (4,220,411,134)
Preferred Stocks (Sold Short)
†
.................... – (22,942,428) – (22,942,428)
Forward Foreign Currency Exchange Contracts * ...... – (1,183,184) – (1,183,184)
Total Return Basket Swap Contracts * ............... – (34) – (34)
Total Liabilities $ (2,664,028,756) $ (1,580,508,024) $ – $ (4,244,536,780)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 7,487,717,036 $ 4,706,427,903 $ – $ 12,194,144,939
Investment Companies ......................... 1,608,638,712 – – 1,608,638,712
U.S. Treasury Obligations ....................... – 3,331,440,634 – 3,331,440,634
Total Return Swap Contracts * ..................... – 3,488,696 – 3,488,696
Futures Contracts * ............................. 29,689,382 – – 29,689,382
Forward Foreign Currency Exchange Contracts * ...... – 3,121,424 – 3,121,424
Total Return Basket Swap Contracts * ............... – – 2 2
Total Assets $ 9,126,045,130 $ 8,044,478,657 $ 2 $ 17,170,523,789
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (7,467,568,038) $ (4,476,830,200) $ – $ (11,944,398,238)
Preferred Stocks (Sold Short)
†
.................... – (65,726,580) – (65,726,580)
Rights (Sold Short)
†
............................ – – (652,955) (652,955)
Total Return Swap Contracts * ..................... – (314,592) – (314,592)
Futures Contracts * ............................. (94,068) – – (94,068)
Forward Foreign Currency Exchange Contracts * ...... – (4,455,949) – (4,455,949)
Total Return Basket Swap Contracts * ............... – – (5) (5)
Total Liabilities $ (7,467,662,106) $ (4,547,327,321) $ (652,960) $ (12,015,642,387)
AQR LSE FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 15,499,740 $ 9,145,497 $ – $ 24,645,237
Investment Companies ......................... 5,556,030 – – 5,556,030
U.S. Treasury Obligations ....................... – 1,105,575 – 1,105,575
Futures Contracts * ............................. 92,076 – – 92,076
Forward Foreign Currency Exchange Contracts * ...... – 3,687 – 3,687
Total Assets $ 21,147,846 $ 10,254,759 $ – $ 31,402,605
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (15,468,744) $ (8,585,945) $ – $ (24,054,689)
Preferred Stocks (Sold Short)
†
.................... – (57,854) – (57,854)
Rights (Sold Short)
†
............................ – – (1,715) (1,715)
Forward Foreign Currency Exchange Contracts * ...... – (4,642) – (4,642)
Total Liabilities $ (15,468,744) $ (8,648,441) $ (1,715) $ (24,118,900)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 20,190,955 $ – $ – $ 20,190,955
Repurchase Agreements ........................ – 12,034,500 – 12,034,500
Investment Companies ......................... 276,992,294 – – 276,992,294
U.S. Treasury Obligations ....................... – 203,740,501 – 203,740,501
Purchased Options ............................ – 1,861,301 – 1,861,301
Credit Default Swap Contracts * ................... – 11,046,634 – 11,046,634
Interest Rate Swap Contracts * .................... – 30,569,633 – 30,569,633
Total Return Swap Contracts * ..................... – 4,043,319 – 4,043,319
Futures Contracts * ............................. 22,592,867 – – 22,592,867
Forward Foreign Currency Exchange Contracts * ...... – 10,645,370 – 10,645,370
Total Assets $ 319,776,116 $ 273,941,258 $ – $ 593,717,374
– – – –
LIABILITIES
Reverse Repurchase Agreements ................. $ – $ (26,712,705) $ – $ (26,712,705)
Credit Default Swap Contracts * ................... – (457,183) – (457,183)
Interest Rate Swap Contracts * .................... – (22,669,955) – (22,669,955)
Total Return Swap Contracts * ..................... – (1,739,725) – (1,739,725)
Futures Contracts * ............................. (21,691,950) – – (21,691,950)
Forward Foreign Currency Exchange Contracts * ...... – (11,726,407) – (11,726,407)
Total Liabilities $ (21,691,950) $ (63,305,975) $ – $ (84,997,925)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,166,840,118 $ 673,697,929 $ – $ 1,840,538,047
Preferred Stocks .............................. – 1,080,754 – 1,080,754
Investment Companies ......................... 377,605,772 – – 377,605,772
U.S. Treasury Obligations ....................... – 1,572,256,708 – 1,572,256,708
Purchased Options ............................ – 7,640,121 – 7,640,121
Credit Default Swap Contracts * ................... – 8,477,157 – 8,477,157
Interest Rate Swap Contracts * .................... – 17,218,006 – 17,218,006
Total Return Swap Contracts * ..................... – 6,356,608 – 6,356,608
Futures Contracts * ............................. 71,900,210 – – 71,900,210
Forward Foreign Currency Exchange Contracts * ...... – 21,184,160 – 21,184,160
Total Assets $ 1,616,346,100 $ 2,307,911,443 $ – $ 3,924,257,543
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (1,207,641,018) $ (668,231,967) $ – $ (1,875,872,985)
Preferred Stocks (Sold Short) ..................... – (6,542,574) – (6,542,574)
Credit Default Swap Contracts * ................... – (369,099) – (369,099)
Interest Rate Swap Contracts * .................... – (11,302,804) – (11,302,804)
Total Return Swap Contracts * ..................... – (499,700) – (499,700)
Futures Contracts * ............................. (39,581,986) – – (39,581,986)
Forward Foreign Currency Exchange Contracts * ...... – (9,502,068) – (9,502,068)
Total Liabilities $ (1,247,223,004) $ (696,448,212) $ – $ (1,943,671,216)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 622,807,686 $ 342,672,735 $ – $ 965,480,421
Investment Companies ......................... 221,723,529 – – 221,723,529
U.S. Treasury Obligations ....................... – 446,069,461 – 446,069,461
Purchased Options ............................ – 3,850,251 – 3,850,251
Credit Default Swap Contracts * ................... – 4,496,864 – 4,496,864
Interest Rate Swap Contracts * .................... – 8,909,442 – 8,909,442
Total Return Swap Contracts * ..................... – 2,535,292 – 2,535,292
Futures Contracts * ............................. 37,473,158 – – 37,473,158
Forward Foreign Currency Exchange Contracts * ...... – 10,862,342 – 10,862,342
Total Return Basket Swap Contracts * ............... – – –
(a)
–
(a)
Total Assets $ 882,004,373 $ 819,396,387 $ –
(a)
$ 1,701,400,760
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (647,127,017) $ (363,337,871) $ – $ (1,010,464,888)
Preferred Stocks (Sold Short)
†
.................... – (3,244,209) – (3,244,209)
Rights (Sold Short)
†
............................ – – (11,180) (11,180)
Credit Default Swap Contracts * ................... – (192,789) – (192,789)
Interest Rate Swap Contracts * .................... – (5,812,778) – (5,812,778)
Total Return Swap Contracts * ..................... – (245,622) – (245,622)
Futures Contracts * ............................. (19,959,495) – – (19,959,495)
Forward Foreign Currency Exchange Contracts * ...... – (5,007,391) – (5,007,391)
Total Return Basket Swap Contracts * ............... – – (15,673) (15,673)
Total Liabilities $ (667,086,512) $ (377,840,660) $ (26,853) $ (1,044,954,025)
AQR MS FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 14,130,695 $ 10,674,067 $ – $ 24,804,762
Investment Companies ......................... 10,926,906 – – 10,926,906
U.S. Treasury Obligations ....................... – 3,272,217 – 3,272,217
Purchased Options ............................ – 41,526 – 41,526
Credit Default Swap Contracts * ................... – 19,159 – 19,159
Interest Rate Swap Contracts * .................... – 498,232 – 498,232
Total Return Swap Contracts * ..................... – 30,869 – 30,869
Futures Contracts * ............................. 218,133 – – 218,133
Forward Foreign Currency Exchange Contracts * ...... – 159,375 – 159,375
Total Assets $ 25,275,734 $ 14,695,445 $ – $ 39,971,179
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (14,094,758) $ (8,753,877) $ – $ (22,848,635)
Preferred Stocks (Sold Short)
†
.................... – (79,770) – (79,770)
Rights (Sold Short)
†
............................ – – (989) (989)
Reverse Repurchase Agreements ................. – (316,500) – (316,500)
Interest Rate Swap Contracts * .................... – (382,944) – (382,944)
Total Return Swap Contracts * ..................... – (12,162) – (12,162)
Futures Contracts * ............................. (69,189) – – (69,189)
Forward Foreign Currency Exchange Contracts * ...... – (188,265) – (188,265)
Total Liabilities $ (14,163,947) $ (9,733,518) $ (989) $ (23,898,454)
AQR MS FUSION HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 47,928,346 $ 26,043,080 $ – $ 73,971,426
Investment Companies ......................... 17,843,275 – – 17,843,275
U.S. Treasury Obligations ....................... – 1,826,524 – 1,826,524
Purchased Options ............................ – 78,031 – 78,031
Credit Default Swap Contracts * ................... – 57,476 – 57,476
Interest Rate Swap Contracts * .................... – 1,398,859 – 1,398,859
Total Return Swap Contracts * ..................... – 56,108 – 56,108
Futures Contracts * ............................. 431,587 – – 431,587
Forward Foreign Currency Exchange Contracts * ...... – 344,625 – 344,625
Total Assets $ 66,203,208 $ 29,804,703 $ – $ 96,007,911
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (47,058,580) $ (24,122,407) $ – $ (71,180,987)
Preferred Stocks (Sold Short)
†
.................... – (179,610) – (179,610)
Rights (Sold Short)
†
............................ – – (2,487) (2,487)
Reverse Repurchase Agreements ................. – (850,500) – (850,500)
Credit Default Swap Contracts * ................... – (2,166) – (2,166)
Interest Rate Swap Contracts * .................... – (961,372) – (961,372)
Total Return Swap Contracts * ..................... – (27,106) – (27,106)
Futures Contracts * ............................. (162,098) – – (162,098)
Forward Foreign Currency Exchange Contracts * ...... – (416,446) – (416,446)
Total Liabilities $ (47,220,678) $ (26,559,607) $ (2,487) $ (73,782,772)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 630,582,146 $ 225,697,974 $ –
(a)
$ 856,280,120
Preferred Stocks
†
.............................. – 485,803 – 485,803
Foreign Government Securities ................... – 129,545,089 – 129,545,089
Investment Companies ......................... 246,930,116 – – 246,930,116
U.S. Treasury Obligations ....................... – 437,498,289 – 437,498,289
Total Return Swap Contracts * ..................... – 678,049 – 678,049
Futures Contracts * ............................. 31,201,999 – – 31,201,999
Forward Foreign Currency Exchange Contracts * ...... – 10,522,693 – 10,522,693
Total Assets $ 908,714,261 $ 804,427,897 $ –
(a)
$ 1,713,142,158
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (143,301,435) $ (55,264,575) $ –
(a)
$ (198,566,010)
Preferred Stocks (Sold Short)
†
.................... – (562,590) – (562,590)
Warrants (Sold Short)
†
.......................... – – –
(a)
–
(a)
Total Return Swap Contracts * ..................... – (2,919,044) – (2,919,044)
Futures Contracts * ............................. (13,425,059) – – (13,425,059)
Forward Foreign Currency Exchange Contracts * ...... – (7,371,498) – (7,371,498)
Total Liabilities $ (156,726,494) $ (66,117,707) $ –
(a)
$ (222,844,201)
AQR RISK-BALANCED COMMODITIES STRATEGY
FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 507,888,129 $ – $ – $ 507,888,129
U.S. Treasury Obligations ....................... – 456,840,644 – 456,840,644
Futures Contracts * ............................. 67,710,139 – – 67,710,139
Total Assets $ 575,598,268 $ 456,840,644 $ – $ 1,032,438,912
– – – –
LIABILITIES
Futures Contracts * ............................. $ (26,111,305) $ – $ – $ (26,111,305)
Total Liabilities $ (26,111,305) $ – $ – $ (26,111,305)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 1,965,152,098 $ 1,327,633,456 $ – $ 3,292,785,554
Preferred Stocks
†
.............................. 259,874 – – 259,874
Investment Companies ......................... 721,210,572 – – 721,210,572
U.S. Treasury Obligations ....................... – 403,905,251 – 403,905,251
Purchased Options ............................ – 5,683,046 – 5,683,046
Interest Rate Swap Contracts * .................... – 33,457,864 – 33,457,864
Total Return Swap Contracts * ..................... – 6,005,367 – 6,005,367
Futures Contracts * ............................. 25,321,636 – – 25,321,636
Forward Foreign Currency Exchange Contracts * ...... – 19,602,025 – 19,602,025
Total Return Basket Swap Contracts * ............... – 1,770,225 –
(a)
1,770,225
Total Assets $ 2,711,944,180 $ 1,798,057,234 $ –
(a)
$ 4,510,001,414
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (1,767,840,181) $ (1,146,411,186) $ – $ (2,914,251,367)
Preferred Stocks (Sold Short)
†
.................... – (15,640,626) – (15,640,626)
Interest Rate Swap Contracts * .................... – (6,643,547) – (6,643,547)
Total Return Swap Contracts * ..................... – (16,858,576) – (16,858,576)
Futures Contracts * ............................. (55,074,711) – – (55,074,711)
Forward Foreign Currency Exchange Contracts * ...... – (20,430,065) – (20,430,065)
Total Return Basket Swap Contracts * ............... – (1,866,372) – (1,866,372)
Total Liabilities $ (1,822,914,892) $ (1,207,850,372) $ – $ (3,030,765,264)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2025
September 30, 2025 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Long-Short
Equity Fund, AQR LSE Fusion Fund, AQR Managed Futures Strategy HV Fund, AQR MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-Asset
Fund and AQR Style Premia Alternative Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 43,533,274 $ 23,269,757 $ – $ 66,803,031
Preferred Stocks .............................. – 50,835 – 50,835
Investment Companies ......................... 51,561,110 – – 51,561,110
U.S. Treasury Obligations ....................... – 9,794,719 – 9,794,719
Purchased Options ............................ – 248,054 – 248,054
Credit Default Swap Contracts * ................... – 303,396 – 303,396
Interest Rate Swap Contracts * .................... – 578,778 – 578,778
Total Return Swap Contracts * ..................... – 147,628 – 147,628
Futures Contracts * ............................. 2,633,688 – – 2,633,688
Forward Foreign Currency Exchange Contracts * ...... – 689,541 – 689,541
Total Assets $ 97,728,072 $ 35,082,708 $ – $ 132,810,780
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (46,734,915) $ (26,497,823) $ – $ (73,232,738)
Preferred Stocks (Sold Short) ..................... – (228,369) – (228,369)
Credit Default Swap Contracts * ................... – (13,018) – (13,018)
Interest Rate Swap Contracts * .................... – (369,473) – (369,473)
Total Return Swap Contracts * ..................... – (17,593) – (17,593)
Futures Contracts * ............................. (1,023,908) – – (1,023,908)
Forward Foreign Currency Exchange Contracts * ...... – (314,731) – (314,731)
Total Return Basket Swap Contracts * ............... – (21) – (21)
Total Liabilities $ (47,758,823) $ (27,441,028) $ – $ (75,199,851)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.